Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | March 2026

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 222.6%
COMMON STOCKS - 169.3%
Australia - 4 .7%
AGL Energy Ltd. (2)(a) 69,603 476,492
ANZ Group Holdings Ltd. (2)(a) 56,280 1,415,175
Aristocrat Leisure Ltd. (2)(a) 29,891 950,093
Atlas Arteria Ltd. (2)(a) 8,459 25,086
Aurizon Holdings Ltd. (2)(a) 432,755 1,194,627
BHP Group Ltd. (2)(a) 40,093 1,450,666
BlueScope Steel Ltd. (2)(a) 42,347 766,507
Brambles Ltd. (2)(a) 43,355 680,425
Dyno Nobel Ltd. (2)(a) 169,517 369,140
Evolution Mining Ltd. (2)(a) 199,120 1,793,019
Fortescue Ltd. (2)(a) 38,655 552,365
Harvey Norman Holdings Ltd. (2)(a) 87,007 298,904
JB Hi-Fi Ltd. (2)(a) 18,388 930,413
Lendlease Corp. Ltd. (2)(a) 119,466 275,052
Liontown Ltd. (2)*(a) 664,858 811,503
Medibank Pvt Ltd. (2)(a) 100,301 303,489
OceanaGold Corp. (a) 10,216 322,100
Orica Ltd. (2)(a) 19,641 276,046
Origin Energy Ltd. (2)(a) 39,200 337,322
PLS Group Ltd. (2)* 24 88
Pro Medicus Ltd. (2)(a) 5,980 492,853
QBE Insurance Group Ltd. (2)(a) 138,150 2,038,647
Qube Holdings Ltd. (2)(a) 70,027 236,361
REA Group Ltd. (2)(a) 668 73,185
Reece Ltd. (2)(a) 16,685 155,257
Santos Ltd. (2)(a) 131,110 717,636
South32 Ltd. (2)(a) 28,594 86,583
Suncorp Group Ltd. (2)(a) 41,222 462,621
Technology One Ltd. (2)(a) 16,667 316,379
Telstra Group Ltd. (2)(a) 187,934 693,779
Washington H Soul Pattinson & Co.
Ltd. (2)(a) 2,791 78,435
Wesfarmers Ltd. (2)(a) 24,232 1,237,188
Westpac Banking Corp. (2)(a) 43,125 1,191,771
Worley Ltd. (2)(a) 114,365 898,367
Yancoal Australia Ltd. (2)(a) 148,312 855,386
22,762,960
Austria - 0 .0% †
Mondi plc (2) 3 34
Belgium - 0 .7%
Ageas SA/NV (2)(a) 18,616 1,370,380
KBC Group NV (2)(a) 4,070 498,135
Liberty Global Ltd., Class A *(a) 78,176 945,148
Umicore SA (2)(a) 21,875 417,325
3,230,988
Brazil - 0 .2%
Wheaton Precious Metals Corp. (a) 3,030 397,727
Yara International ASA (2)(a) 13,464 787,030
1,184,757
Burkina Faso - 0 .1%
IAMGOLD Corp. *(a) 22,836 429,437
INVESTMENTS SHARES VALUE ($)
Canada - 6 .9%
Agnico Eagle Mines Ltd. (a) 6,387 1,296,454
AltaGas Ltd. (a) 27,769 963,162
ARC Resources Ltd. (a) 24,099 501,521
Aritzia, Inc. *(a) 6,389 521,371
AtkinsRealis Group, Inc. (a) 1,405 90,394
Bank of Montreal 4 542
Bank of Nova Scotia (The) (a) 25,162 1,744,934
Barrick Mining Corp. (a) 5,228 213,652
Bombardier, Inc., Class B *(a) 2,815 497,841
Brookfield Renewable Corp. (a) 1,418 56,512
Canadian Imperial Bank of
Commerce (a) 17,350 1,644,328
Canadian Tire Corp. Ltd., Class A
(a) 8,743 1,175,789
Capital Power Corp. (a) 8,369 396,401
CCL Industries, Inc., Class B (a) 5,966 373,802
Cenovus Energy, Inc. (a) 31,015 823,143
CGI, Inc. (a) 2,212 161,714
DPM Metals, Inc. (a) 10,744 378,291
Emera, Inc. (a) 6,214 322,113
Empire Co. Ltd., Class A (a) 23,942 857,616
Equinox Gold Corp. (a) 23,234 335,541
Fairfax Financial Holdings Ltd. (a) 1,051 1,790,818
Finning International, Inc. (a) 14,439 893,472
First Majestic Silver Corp. (a) 22,802 488,790
Fortis, Inc. (a) 6,141 342,609
G Mining Ventures Corp. *(a) 1 35
George Weston Ltd. (a) 5,938 419,515
Hudbay Minerals, Inc. (a) 1,317 27,578
Hydro One Ltd. (a)(b) 7,325 302,510
iA Financial Corp., Inc. (a) 7,234 802,807
IGM Financial, Inc. (a) 10,004 476,648
Imperial Oil Ltd. (a) 8,317 1,089,383
Kinross Gold Corp. (a) 60,323 1,844,251
Loblaw Cos. Ltd. (a) 7,614 347,121
Lundin Gold, Inc. (a) 20,276 1,549,523
Magna International, Inc. (a) 33,783 1,886,709
Manulife Financial Corp. (a) 65,292 2,249,150
Onex Corp. (a) 4,108 299,795
Open Text Corp. (a) 30,048 669,605
Pan American Silver Corp. (a) 2,923 159,902
Quebecor, Inc., Class B (a) 12,872 546,581
Saputo, Inc. (a) 9,956 311,040
Stantec, Inc. (a) 3,863 333,955
Sun Life Financial, Inc. (a) 9,823 615,394
Suncor Energy, Inc. (a) 14,555 962,695
TFI International, Inc. (a) 2,299 250,244
TMX Group Ltd. (a) 7,350 260,639
Toromont Industries Ltd. (a) 1,555 217,707
Toronto-Dominion Bank (The) (a) 11,088 1,035,550
Tourmaline Oil Corp. (a) 14,448 691,502
Whitecap Resources, Inc. (a) 31,244 352,621
33,573,270
Chile - 0 .0% †
Antofagasta plc (2) 1 45

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
China - 0 .6%
BOC Hong Kong Holdings Ltd. (2)
(a) 47,000 259,299
Prosus NV (2)(a) 12,001 555,593
Wilmar International Ltd. (2) 76,800 230,736
Yangzijiang Shipbuilding Holdings
Ltd. (2) 619,900 1,841,346
2,886,974
Denmark - 1 .4%
ALK-Abello A/S (2)(a) 14 443
Danske Bank A/S (2)(a) 16,207 798,723
Genmab A/S (2)*(a) 1,028 276,863
ISS A/S (2)(a) 43,715 1,592,265
Jyske Bank A/S (Registered) (2)(a) 3,320 455,579
Pandora A/S (2)(a) 12,207 872,482
ROCKWOOL A/S, Class B (2)(a) 15,325 425,648
Royal Unibrew A/S (a) 1,902 154,303
Tryg A/S (a) 3,697 88,119
Vestas Wind Systems A/S (2)(a) 46,602 1,406,025
Zealand Pharma A/S (2)*(a) 20,371 948,678
7,019,128
Finland - 1 .0%
Elisa OYJ (2)(a) 5,242 255,340
Fortum OYJ (2)(a) 35,385 904,892
Kesko OYJ, Class B (2)(a) 8,718 193,612
Kone OYJ, Class B (2)(a) 10,039 640,897
Metso OYJ (2)(a) 15,856 274,789
Nokia OYJ (2)(a) 105,318 844,863
Orion OYJ, Class B (2)(a) 4,110 332,197
Sampo OYJ, Class A (a) 24 255
Valmet OYJ (2)(a) 11,057 316,380
Wartsila OYJ Abp (2)(a) 32,725 1,218,942
4,982,167
France - 4 .9%
Amundi SA (2)(a)(b) 6,839 587,729
Arkema SA (2)(a) 3,455 237,213
BNP Paribas SA (2)(a) 35,961 3,425,774
Bollore SE (2)(a) 28,016 160,196
Bouygues SA (2)(a) 27,965 1,620,760
Capgemini SE (2)(a) 2,881 339,954
Carrefour SA (2)(a) 67,748 1,254,412
Cie de Saint-Gobain SA (2)(a) 16,268 1,346,900
Credit Agricole SA (2)(a) 103,732 1,936,090
Dassault Aviation SA (2)(a) 2,527 940,556
Eiffage SA (2)(a) 14,534 2,229,045
Elis SA (2) 4 113
Engie SA (2)(a) 25,164 810,972
Forvia SE (2)*(a) 26,905 307,956
Gaztransport Et Technigaz SA (2)(a) 1,472 346,205
Ipsen SA (2)(a) 2,277 425,534
Orange SA (2)(a) 50,155 1,028,331
Rexel SA (2)(a) 32,614 1,292,363
Safran SA (2)(a) 1,029 336,719
SEB SA (2)(a) 392 20,254
Societe Generale SA (2)(a) 39,227 2,864,234
Sodexo SA (2)(a) 1,879 96,453
Technip Energies NV (2)(a) 6,922 292,507
TotalEnergies SE (2)(a) 14,529 1,333,386
INVESTMENTS SHARES VALUE ($)
France - 4.9% (continued)
Veolia Environnement SA (2)(a) 7,483 284,998
Vinci SA (2)(a) 1,019 152,951
Vivendi SE (2)(a) 26,906 55,818
23,727,423
Germany - 5 .1%
Allianz SE (Registered) (2)(a) 3,444 1,454,465
Aroundtown SA (2)*(a) 61,635 164,087
Aurubis AG (2)(a) 6,624 1,178,123
Bayerische Motoren Werke AG (2)
(a) 1,984 183,533
Bechtle AG (2)(a) 12,648 436,175
Brenntag SE (2)(a) 4,053 274,543
Continental AG (2)(a) 8,890 620,586
CTS Eventim AG & Co. KGaA (2)(a) 4,893 286,587
Deutsche Bank AG (Registered)
(2)(a) 88,758 2,641,445
Deutsche Lufthansa AG
(Registered) (2)(a) 164,419 1,400,157
Deutsche Post AG (2)(a) 13,477 710,331
E.ON SE (2)(a) 51,810 1,134,715
Evonik Industries AG (2)(a) 26,005 510,288
Fraport AG Frankfurt Airport
Services Worldwide (2)* 1 87
Freenet AG (2)(a) 14,431 444,344
Fresenius Medical Care AG (2)(a) 5,340 241,996
GEA Group AG (2)(a) 3,539 253,809
Hannover Rueck SE (2)(a) 892 280,446
Heidelberg Materials AG (2)(a) 6,954 1,467,548
HOCHTIEF AG (2)(a) 478 217,429
HUGO BOSS AG (2)(a) 19,407 840,050
KION Group AG (2)(a) 3,711 198,286
Knorr-Bremse AG (2)(a) 2,697 308,137
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 2,510 1,585,168
Nordex SE (2)*(a) 19,021 1,030,795
Siemens Energy AG (2)(a) 35,491 6,120,407
Talanx AG (2)(a) 5,197 644,881
Zalando SE (2)*(a)(b) 18,191 444,420
25,072,838
Hong Kong - 0 .5%
Sun Hung Kai Properties Ltd. (2)(a) 37,500 624,406
Swire Pacific Ltd., Class A (2)(a) 8,000 87,438
WH Group Ltd. (2)(a)(b) 1,107,500 1,455,739
Wharf Real Estate Investment Co.
Ltd. (2)(a) 21,000 61,113
2,228,696
Italy - 2 .9%
A2A SpA (2)(a) 266,830 755,561
Azimut Holding SpA (2)(a) 23,551 894,865
BPER Banca SpA (2)(a) 16,060 210,470
Coca-Cola HBC AG (2)(a) 5,274 297,080
De' Longhi SpA (2)(a) 863 30,330
Eni SpA (2)(a) 31,512 896,006
Generali (2)(a) 49,291 1,983,052
Hera SpA (2)(a) 154,478 712,558
Italgas SpA (2)(a) 60,098 700,081

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Italy - 2.9% (continued)
Leonardo SpA (2)(a) 29,043 1,975,489
Pirelli & C SpA (2)(a)(b) 31,953 221,097
Poste Italiane SpA (2)(a)(b) 22,704 534,424
Reply SpA (2)(a) 2,683 252,495
Saipem SpA (2)(a) 340,408 1,557,486
UniCredit SpA (2)(a) 19,859 1,424,760
Unipol Assicurazioni SpA (2)(a) 76,630 1,780,128
14,225,882
Ivory Coast - 0 .0% †
Endeavour Mining plc (2)(a) 1,734 104,473
Japan - 17 .4%
ABC-Mart, Inc. (a) 2,800 44,557
Advantest Corp. (2)(a) 20,200 2,787,736
Aeon Co. Ltd. (2)(a) 161,500 1,930,885
AGC, Inc. (2)(a) 6,100 216,108
Aisin Corp. (2)(a) 15,200 214,139
Allegro MicroSystems, Inc. * 8,991 283,486
ANA Holdings, Inc. (2)(a) 16,900 302,666
Asahi Group Holdings Ltd. (2)(a) 19,600 195,699
Asahi Kasei Corp. (2)(a) 62,200 608,595
Asics Corp. (2)(a) 46,400 1,247,469
Astellas Pharma, Inc. (2)(a) 125,900 2,052,399
Azbil Corp. (2)(a) 29,600 258,632
Bandai Namco Holdings, Inc. (2)(a) 13,000 320,715
BayCurrent, Inc. (2)(a) 35,500 1,027,595
Bridgestone Corp. (2) 15,900 331,328
Brother Industries Ltd. (2)(a) 25,700 475,785
Central Japan Railway Co. (2)(a) 70,000 1,820,083
Chubu Electric Power Co., Inc. (2)
(a) 80,200 1,322,251
CyberAgent, Inc. (2)(a) 163,200 1,396,202
Dai Nippon Printing Co. Ltd. (2)(a) 34,600 630,412
Daifuku Co. Ltd. (2)(a) 7,200 254,225
Daiichi Life Group, Inc. (2)(a) 76,000 700,872
Daiichi Sankyo Co. Ltd. (2)(a) 29,400 525,986
Daito Trust Construction Co. Ltd.
(2)(a) 15,000 351,513
Daiwa House Industry Co. Ltd. (2)
(a) 8,500 266,670
Daiwa Securities Group, Inc. (2) 1,900 18,003
ENEOS Holdings, Inc. (2)(a) 191,800 1,728,144
Fuji Electric Co. Ltd. (2)(a) 2,500 175,130
Fujitsu Ltd. (2)(a) 32,900 672,827
Fukuoka Financial Group, Inc. (2)
(a) 5,200 199,137
Hirose Electric Co. Ltd. (2)(a) 1,700 222,554
Hitachi Construction Machinery Co.
Ltd. (2)(a) 13,200 453,251
Hitachi Ltd. (2)(a) 11,600 340,292
Honda Motor Co. Ltd. (2)(a) 71,400 577,881
Idemitsu Kosan Co. Ltd. (2)(a) 99,000 971,934
Iida Group Holdings Co. Ltd. (2)(a) 12,200 187,686
Inpex Corp. (2)(a) 84,100 2,487,637
ITOCHU Corp. (2)(a) 83,000 1,055,801
Japan Airlines Co. Ltd. (2)(a) 11,400 186,121
Japan Post Bank Co. Ltd. (2)(a) 86,100 1,404,310
Japan Post Holdings Co. Ltd. (2)(a) 61,800 713,571
INVESTMENTS SHARES VALUE ($)
Japan - 17.4% (continued)
Japan Post Insurance Co. Ltd. (2)
(a) 53,400 538,571
Japan Tobacco, Inc. (2)(a) 27,700 1,062,679
JFE Holdings, Inc. (2)(a) 12,900 151,024
Kajima Corp. (2)(a) 17,100 652,342
Kansai Electric Power Co., Inc.
(The) (2)(a) 46,600 774,775
Kao Corp. (a) 4,000 155,710
Kawasaki Kisen Kaisha Ltd. (2)(a) 42,100 711,095
Keyence Corp. (2)(a) 1,600 569,452
Kinden Corp. (2)(a) 25,800 1,160,703
Kioxia Holdings Corp. (2)*(a) 2,400 313,440
Kirin Holdings Co. Ltd. (2)(a) 5,600 89,075
Kobe Steel Ltd. (2)(a) 53,083 644,223
Konami Group Corp. (2)(a) 2,000 246,456
Kyocera Corp. (2)(a) 16,500 253,004
Kyowa Kirin Co. Ltd. (2) 6,000 98,196
Kyushu Electric Power Co., Inc. (2)
(a) 42,400 491,483
Makita Corp. (2)(a) 8,000 262,931
Marubeni Corp. (2)(a) 34,500 1,262,077
MatsukiyoCocokara & Co. (a) 22,000 350,159
Mazda Motor Corp. (2)(a) 62,800 429,539
McDonald's Holdings Co. Japan
Ltd. (2)(a) 2,500 130,664
MINEBEA MITSUMI, Inc. (2)(a) 14,600 242,434
Mitsubishi Chemical Group Corp.
(2)(a) 199,400 1,165,718
Mitsubishi Electric Corp. (2)(a) 27,500 899,445
Mitsubishi HC Capital, Inc. (2)(a) 82,100 736,689
Mitsui Chemicals, Inc. (2)(a) 53,100 641,446
Mitsui Fudosan Co. Ltd. (2)(a) 37,400 398,700
Mitsui Kinzoku Co. Ltd. (2)(a) 1,100 208,653
MS&AD Insurance Group Holdings,
Inc. (2)(a) 33,500 874,202
Murata Manufacturing Co. Ltd. (2)
(a) 34,000 762,866
Nexon Co. Ltd. (2)(a) 45,900 864,604
NIDEC Corp. (2)*(a) 76,000 965,064
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 24,200 546,942
Nippon Steel Corp. (2)(a) 120,800 445,456
Nippon Yusen KK (2)(a) 14,500 532,654
Nitto Denko Corp. (2)(a) 50,900 1,018,215
Nomura Holdings, Inc. (2)(a) 112,900 888,979
Obayashi Corp. (2)(a) 21,800 528,006
Obic Co. Ltd. (a) 46,400 1,126,195
Oji Holdings Corp. (2)(a) 152,600 825,574
Ono Pharmaceutical Co. Ltd. (2)(a) 64,800 1,040,041
Open House Group Co. Ltd. (2)(a) 6,100 390,960
Osaka Gas Co. Ltd. (2)(a) 34,000 1,377,154
Otsuka Corp. (2)(a) 37,500 717,926
Otsuka Holdings Co. Ltd. (2)(a) 16,800 1,192,311
Panasonic Holdings Corp. (2)(a) 46,800 784,900
Rakuten Group, Inc. (2)*(a) 280,700 1,312,146
Recruit Holdings Co. Ltd. (2)(a) 20,200 880,113
Renesas Electronics Corp. (2)(a) 29,800 426,057
Ricoh Co. Ltd. (2)(a) 16,400 138,637
Ryohin Keikaku Co. Ltd. (2)(a) 31,800 678,600
Sanrio Co. Ltd. (2)(a) 97,000 603,074

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 17.4% (continued)
Sanwa Holdings Corp. (2)(a) 9,000 204,680
SCREEN Holdings Co. Ltd. (2)(a) 10,400 619,596
Seiko Epson Corp. (2)(a) 32,200 398,095
Sekisui Chemical Co. Ltd. (2)(a) 35,000 587,603
Shimamura Co. Ltd. (2)(a) 44,100 923,306
Shionogi & Co. Ltd. (2)(a) 29,700 656,992
Skylark Holdings Co. Ltd. (2)(a) 16,600 357,841
Sojitz Corp. (2)(a) 25,520 1,010,513
Sompo Holdings, Inc. (2)(a) 24,900 969,313
Square Enix Holdings Co. Ltd. (2)
(a) 89,100 1,419,897
Subaru Corp. (2)(a) 44,100 710,512
Sumitomo Corp. (2)(a) 23,600 883,090
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 34,200 1,089,497
Suntory Beverage & Food Ltd. (2)
(a) 17,000 480,082
TBS Holdings, Inc. (2)(a) 11,000 396,346
TDK Corp. (2)(a) 34,900 453,361
TIS, Inc. (2)(a) 19,900 425,490
Toho Co. Ltd. (a) 13,500 141,801
Tokyo Century Corp. (2)(a) 17,000 220,056
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 357,800 1,474,349
Tokyo Gas Co. Ltd. (2)(a) 21,100 993,727
Tokyu Fudosan Holdings Corp. (2)
(a) 48,600 414,804
TOPPAN Holdings, Inc. (2)(a) 4,100 108,136
Toray Industries, Inc. (2)(a) 39,700 282,768
Tosoh Corp. (2)(a) 26,200 389,460
Toyo Suisan Kaisha Ltd. (2)(a) 10,000 703,258
Toyota Tsusho Corp. (2)(a) 51,000 1,976,596
Trend Micro, Inc. (2) 5,500 183,351
Yamazaki Baking Co. Ltd. (2)(a) 22,800 509,650
Yokogawa Electric Corp. (2)(a) 19,100 590,262
Zensho Holdings Co. Ltd. (2)(a) 3,900 227,693
ZOZO, Inc. (2)(a) 87,700 614,156
84,937,927
Luxembourg - 0 .0% †
Eurofins Scientific SE (2) 1 73
Mexico - 0 .2%
Fresnillo plc (2)(a) 20,400 904,251
Netherlands - 1 .9%
Aalberts NV (2)(a) 16,593 577,879
ABN AMRO Bank NV, CVA (2)(a)(b) 43,170 1,368,524
Argenx SE (2)*(a) 937 680,018
ASM International NV (2)(a) 604 457,803
ASML Holding NV (2)(a) 1,423 1,892,244
ASR Nederland NV (2) 4,018 276,627
EXOR NV (2)(a) 1,152 88,183
Koninklijke Ahold Delhaize NV (a) 45,749 2,130,493
Koninklijke KPN NV (2)(a) 61,717 343,988
Koninklijke Philips NV (2) 1 27
Magnum Ice Cream Co. NV (The) * 1 15
NN Group NV (2)(a) 18,247 1,425,016
9,240,817
INVESTMENTS SHARES VALUE ($)
Norway - 1 .6%
Aker BP ASA (2) 4 148
Equinor ASA (2)(a) 84,434 3,597,258
Frontline plc (2)(a) 18,004 632,579
Kongsberg Gruppen ASA (a) 33,574 1,431,149
Norsk Hydro ASA (2)(a) 156,155 1,664,362
Orkla ASA (2)(a) 10,276 129,320
Telenor ASA (a) 7,774 136,727
7,591,543
Portugal - 0 .0% †
Galp Energia SGPS SA (2) 33 791
Jeronimo Martins SGPS SA (2)(a)
(c) 4,334 103,632
104,423
Singapore - 0 .5%
Genting Singapore Ltd. (2) 1,964,600 1,036,847
Oversea-Chinese Banking Corp.
Ltd. (2) 49,600 849,537
Singapore Airlines Ltd. (2) 72,100 371,798
United Overseas Bank Ltd. (2) 12,800 366,410
2,624,592
South Africa - 0 .0% †
Anglo American plc (2) 1 43
Spain - 2 .2%
Acciona SA (2)(a) 3,079 809,661
ACS Actividades de Construccion y
Servicios SA (2)(a) 5,772 703,926
Aena SME SA (a)(b) 11,953 352,581
Banco Bilbao Vizcaya Argentaria
SA (2)(a) 99,643 2,152,246
Banco Santander SA (2)(a) 242,189 2,715,113
CaixaBank SA (2)(a) 12,395 148,587
Enagas SA (a) 9,377 185,770
Mapfre SA (2)(a) 11,737 52,306
Naturgy Energy Group SA (a) 15,651 468,536
Repsol SA (2)(a) 119,811 3,372,498
10,961,224
Sweden - 3 .1%
AAK AB (2)(a) 2,159 55,600
Axfood AB (a) 1,979 67,251
Boliden AB (2)*(a) 15,601 817,833
Coffee Stain Group AB, Class B
*(a)(c) 42,766 77,449
Elekta AB, Class B (2)(a) 46,561 275,403
Embracer Group AB (2)*(a) 83,019 427,951
Essity AB, Class B (2)(a) 22,713 585,378
Evolution AB (2)(a)(b) 10,156 638,289
Getinge AB, Class B (2)(a) 22,119 446,513
H & M Hennes & Mauritz AB, Class
B (2)(a) 23,562 440,818
Sandvik AB (2)(a) 21,743 835,841
Securitas AB, Class B (2)(a) 56,026 938,319
Skanska AB, Class B (2)(a) 28,468 770,035
SKF AB, Class B (2)(a) 48,127 1,160,147
SSAB AB, Class B (2)(a) 138,820 1,094,332
Swedbank AB, Class A (2)(a) 7,233 246,526

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Sweden - 3.1% (continued)
Swedish Orphan Biovitrum AB
(2)*(a) 10,855 454,938
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 378,162 4,311,137
Telia Co. AB (2)(a) 53,711 275,176
Trelleborg AB, Class B (2)(a) 11,508 430,394
Volvo AB, Class B (2)(a) 17,828 586,172
14,935,502
Switzerland - 2 .6%
Adecco Group AG (Registered) (2)
(a) 26,441 635,964
Avolta AG (2)*(a) 1,882 112,838
BKW AG (2)(a) 2,645 521,487
EMS-Chemie Holding AG
(Registered) (2)(a) 108 84,919
Flughafen Zurich AG (Registered)
(2)(a) 3,320 1,039,612
Geberit AG (Registered) (2)(a) 1,160 783,035
Georg Fischer AG (Registered) (2)
(a) 1,440 74,288
Helvetia Baloise Holding AG (2)(a) 342 88,513
Logitech International SA
(Registered) (2)(a) 17,012 1,579,813
PSP Swiss Property AG
(Registered) (2)(a) 1,392 276,382
Schindler Holding AG (2)(a) 5,069 1,669,693
SGS SA (Registered) (2)(a) 11,926 1,256,869
Sonova Holding AG (Registered)
(2)(a) 2,562 584,170
Swiss Life Holding AG (Registered)
(2)(a) 774 843,051
Swiss Prime Site AG (Registered)
(2)(a) 4,380 741,613
Swisscom AG (Registered) (2)(a) 1,333 1,118,605
TE Connectivity plc (a) 2,845 594,662
Tecan Group AG (Registered) (2)(a) 2,275 387,231
Zurich Insurance Group AG (2)(a) 408 288,382
12,681,127
Turkiye - 0 .0% †
Eldorado Gold Corp. (a) 823 28,262
United Kingdom - 5 .7%
Aberdeen Group plc (2)(a) 106,730 270,381
Associated British Foods plc (2)(a) 7,249 181,460
AstraZeneca plc (2)(a) 622 121,626
Autotrader Group plc (2)(a)(b) 47,581 297,813
Aviva plc (2)(a) 45,027 361,359
B&M European Value Retail plc (2)
(a) 41,956 94,214
Barclays plc (2)(a) 444,147 2,324,436
Barratt Redrow plc (2)(a) 164 570
Berkeley Group Holdings plc (2)*(a) 3 137
BT Group plc (2)(a) 405,247 1,135,732
Burberry Group plc (2)*(a) 15 219
Centrica plc (2)(a) 647,868 1,834,398
CK Hutchison Holdings Ltd. (2)(a) 65,500 502,780
Compass Group plc (2)(a) 23,703 661,336
DCC plc (2)(a) 17,108 1,059,620
easyJet plc (2)(a) 176,996 823,530
INVESTMENTS SHARES VALUE ($)
United Kingdom - 5.7% (continued)
Games Workshop Group plc (2)(a) 1,212 286,513
Halma plc (2) 1 51
Harbour Energy plc (2)(a) 73,569 292,543
Hikma Pharmaceuticals plc (2) 2 34
Howden Joinery Group plc (2)(a) 24,102 255,283
ICG plc (2) 41 841
Imperial Brands plc (2)(a) 19,031 771,665
Inchcape plc (a) 4,498 44,652
International Consolidated Airlines
Group SA (2)(a) 113,055 536,594
Investec plc (2)(a) 17,843 137,527
J Sainsbury plc (a) 19,540 87,676
JD Sports Fashion plc (2)(a) 634,091 601,409
Kingfisher plc (2)(a) 410,146 1,559,514
Lloyds Banking Group plc (2)(a) 452,087 560,333
Man Group plc (2)(a) 98,490 331,568
Marks & Spencer Group plc (2)(a) 201,380 907,363
NatWest Group plc (2)(a) 154,638 1,145,550
Next plc (2)(a) 727 122,826
Pearson plc (2)(a) 11,186 147,475
Rightmove plc (2)(a) 136,354 780,124
Rolls-Royce Holdings plc (2)(a) 112,603 1,710,713
Rotork plc (2)(a) 11 46
RS GROUP plc (2)(a) 974 7,293
Smith & Nephew plc (2)(a) 6,094 96,553
St James's Place plc (2)(a) 18,378 289,980
Standard Chartered plc (2)(a) 106,104 2,211,192
TechnipFMC plc (a) 37,528 2,594,310
Tesco plc (2)(a) 48,587 305,371
Vodafone Group plc (2)(a) 1,566,091 2,362,216
27,816,826
United States - 105 .1%
3M Co. (a) 4,862 706,108
A O Smith Corp. (a)(c) 13,485 889,201
AbbVie, Inc. (a) 750 163,118
Abercrombie & Fitch Co., Class A
*(a) 8,813 805,244
Accenture plc, Class A (a) 11,389 2,258,325
Acerinox SA (2)(a) 26,947 376,749
Acuity, Inc. (a) 3,934 1,102,385
Adobe, Inc. *(a) 24,049 5,845,832
ADT, Inc. (a) 168,382 1,106,270
Advanced Drainage Systems, Inc.
(a) 4,644 636,832
Advanced Energy Industries, Inc.
(a)(c) 1,914 617,667
AECOM (a) 11,616 985,269
Aegon Ltd. (2)(a) 40,464 295,922
AGCO Corp. (a) 9,485 1,099,027
Airbnb, Inc., Class A *(a) 29,524 3,728,291
Albemarle Corp. (a) 12,507 2,245,382
Albertsons Cos., Inc., Class A (a)(c) 15,334 261,291
Alcoa Corp. (a) 19,608 1,300,599
Align Technology, Inc. *(a)(c) 2,829 484,975
Allison Transmission Holdings, Inc.
(a) 10,860 1,271,272
Allstate Corp. (The) (a) 4,813 997,927
Alnylam Pharmaceuticals, Inc. *(a)
(c) 1,330 440,057

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 105.1% (continued)
Altria Group, Inc. (a) 73,283 4,835,945
Amdocs Ltd. (a) 15,961 1,041,615
Ameren Corp. (a) 1,210 133,003
American Electric Power Co., Inc.
(a) 7,793 1,021,506
Ameriprise Financial, Inc. (a) 7,966 3,540,090
Amkor Technology, Inc. (a) 13,237 596,062
Amphenol Corp., Class A (a) 18,309 2,313,342
Analog Devices, Inc. (a) 2,456 781,352
Antero Resources Corp. *(a) 15,887 674,244
AP Moller - Maersk A/S, Class B
(2)(a) 470 1,174,004
APA Corp. (a) 22,087 937,372
Appfolio, Inc., Class A *(a)(c) 748 118,049
Applied Industrial Technologies,
Inc. (a) 447 118,598
Applied Materials, Inc. (a) 268 91,600
Aramark (a) 19,681 797,868
Arch Capital Group Ltd. *(a) 4,847 465,264
Archer-Daniels-Midland Co. (a)(c) 9,409 683,940
Arista Networks, Inc. *(a) 33,563 4,120,865
Arrow Electronics, Inc. *(a) 4,531 649,791
ASGN, Inc. *(a) 17,790 688,651
Associated Banc-Corp. (a)(c) 12,729 329,172
Assurant, Inc. (a) 4,926 1,072,932
Assured Guaranty Ltd. (a) 1,895 154,405
AT&T, Inc. (a) 69,166 2,005,122
ATI, Inc. *(a) 3,336 485,255
Atlassian Corp., Class A *(a)(c) 38,141 2,603,123
Atmos Energy Corp. (a) 1,435 265,073
Autodesk, Inc. *(a) 13,643 3,266,134
AutoNation, Inc. *(a) 3,231 630,885
Avery Dennison Corp. (a)(c) 2,043 352,785
Avient Corp. (a)(c) 11,058 401,405
Avnet, Inc. (a) 37,248 2,295,222
Axis Capital Holdings Ltd. (a) 4,094 415,173
Bank of New York Mellon Corp.
(The) (a) 15,625 1,853,594
Bank OZK (a)(c) 22,557 1,035,141
Bath & Body Works, Inc. 15,001 280,069
Belden, Inc. (a)(c) 1,303 149,623
Best Buy Co., Inc. (a)(c) 29,431 1,889,470
Biogen, Inc. *(a)(c) 11,411 2,091,979
BioMarin Pharmaceutical, Inc. *(a) 27,450 1,550,651
Bio-Rad Laboratories, Inc., Class
A *(a)(c) 2,637 735,064
Black Hills Corp. (a)(c) 6,854 475,736
Bloom Energy Corp., Class A *(a)(c) 2,503 339,131
BOK Financial Corp. (a)(c) 3,994 511,472
Booking Holdings, Inc. (a) 1,469 6,184,961
Booz Allen Hamilton Holding Corp.,
Class A (a)(c) 8,090 631,263
BorgWarner, Inc. (a) 24,892 1,350,640
Boston Beer Co., Inc. (The), Class
A *(a) 2,981 686,822
Brink's Co. (The) (a)(c) 315 32,643
Bristol-Myers Squibb Co. (a) 58,135 3,525,888
Builders FirstSource, Inc. *(a)(c) 3,031 249,542
Buzzi SpA (2)(a) 14,884 752,490
Cabot Corp. (a)(c) 9,726 732,465
INVESTMENTS SHARES VALUE ($)
United States - 105.1% (continued)
CACI International, Inc., Class A
*(a) 1,159 630,345
Caesars Entertainment, Inc. *(a)(c) 43,848 1,158,903
Capital One Financial Corp. (a) 3,935 717,862
Cardinal Health, Inc. (a) 11,402 2,409,357
Carlisle Cos., Inc. (a)(c) 62 20,684
Carnival Corp. (a) 14,741 381,497
Carpenter Technology Corp. (a) 1,696 668,478
Casey's General Stores, Inc. (a) 802 583,744
Cboe Global Markets, Inc. (a)(c) 5,502 1,546,447
CDW Corp. (a)(c) 2,657 321,550
Centene Corp. *(a) 146,561 4,798,407
CF Industries Holdings, Inc. (a) 1,220 158,405
CH Robinson Worldwide, Inc. (a)(c) 9,083 1,508,414
Charles River Laboratories
International, Inc. *(a)(c) 1,461 252,023
Chewy, Inc., Class A *(a)(c) 61,197 1,652,319
Choice Hotels International, Inc. 1 104
Chubb Ltd. (a) 2,514 819,388
Ciena Corp. *(a) 5,543 2,151,959
Cigna Group (The) (a)(c) 5,578 1,487,932
Cincinnati Financial Corp. (a) 1,660 261,201
Cintas Corp. (a) 3,636 614,993
Cirrus Logic, Inc. *(a) 23,297 3,369,212
Citizens Financial Group, Inc. (a) 15,442 926,057
Clean Harbors, Inc. *(a) 1,976 566,578
CNA Financial Corp. (a) 12,333 566,331
CNO Financial Group, Inc. (a) 19,788 812,495
CNX Resources Corp. *(a)(c) 20,626 795,132
Coca-Cola Consolidated, Inc. (a) 6,841 1,311,693
Cognex Corp. (a)(c) 17,725 868,348
Cognizant Technology Solutions
Corp., Class A (a) 19,663 1,206,325
Colgate-Palmolive Co. (a) 7,700 656,271
Columbia Sportswear Co. (a) 11,067 606,582
Comcast Corp., Class A (a) 78,728 2,260,281
Comfort Systems USA, Inc. (a) 358 493,678
Commercial Metals Co. (a) 16,283 1,000,265
Concentrix Corp. (a) 15,493 423,888
Consolidated Edison, Inc. (a)(c) 9,621 1,088,905
Constellation Brands, Inc., Class
A (a)(c) 6,099 914,850
Copart, Inc. *(a)(c) 10,460 347,272
Core & Main, Inc., Class A *(a)(c) 5,532 273,281
Corebridge Financial, Inc. (a) 14,574 347,736
Corteva, Inc. (a) 23,694 1,983,425
Crane NXT Co. (a)(c) 3,414 138,574
Credit Acceptance Corp. * 540 228,668
Credo Technology Group Holding
Ltd. *(a) 7,469 701,115
Crocs, Inc. *(a)(c) 14,226 1,181,043
Crown Holdings, Inc. (a) 18,944 1,899,136
Cummins, Inc. (a) 1,725 928,085
Curtiss-Wright Corp. (a) 2,401 1,635,369
Danaher Corp. (a) 1,790 339,384
Darden Restaurants, Inc. (a) 1,828 358,361
Darling Ingredients, Inc. *(a) 9,034 558,753
Deckers Outdoor Corp. *(a) 35,819 3,585,124
Dell Technologies, Inc., Class C (a) 7,141 1,172,052
Dexcom, Inc. *(a)(c) 11,907 747,760

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 105.1% (continued)
Dillard's, Inc., Class A (a) 1,632 933,684
Docusign, Inc., Class A *(a) 8,780 416,260
Dolby Laboratories, Inc., Class A (a) 8,998 540,420
Dollar General Corp. (a) 6,898 819,000
Dollar Tree, Inc. *(a)(c) 9,453 1,035,198
Domino's Pizza, Inc. (a) 6,891 2,472,422
Donaldson Co., Inc. (a) 7,768 659,270
Dover Corp. (a) 1,158 241,385
DraftKings, Inc., Class A *(a)(c) 50,906 1,100,588
Dropbox, Inc., Class A *(a)(c) 57,318 1,302,265
DuPont de Nemours, Inc. (a)(c) 40,391 1,849,908
DXC Technology Co. *(a)(c) 56,404 708,998
Dynatrace, Inc. *(a) 11,143 412,068
Eagle Materials, Inc. (a)(c) 2,279 431,757
East West Bancorp, Inc. (a) 986 105,265
eBay, Inc. (a)(c) 13,263 1,207,198
Edison International (a) 15,238 1,115,117
Edwards Lifesciences Corp. * 4,128 330,570
Elastic NV *(a) 16,589 829,284
Element Solutions, Inc. (a)(c) 40,273 1,374,920
Elevance Health, Inc. (a) 623 182,383
EMCOR Group, Inc. (a) 2,781 2,053,240
Encompass Health Corp. (a) 1,021 98,761
EnerSys (a) 3,084 535,752
Ensign Group, Inc. (The) 1 202
Entergy Corp. (a)(c) 11,903 1,337,421
Envista Holdings Corp. *(a) 34,474 874,605
EPAM Systems, Inc. *(a) 2,390 323,606
EQT Corp. (a)(c) 5,286 336,401
Estee Lauder Cos., Inc. (The),
Class A (a)(c) 15,156 1,087,746
Etsy, Inc. *(a)(c) 49,077 2,452,868
Euronet Worldwide, Inc. *(a)(c) 3,781 250,945
Evercore, Inc., Class A (a)(c) 5,578 1,665,089
Everest Group Ltd. (a) 3,073 1,004,410
Evergy, Inc. (a)(c) 6,170 505,446
Everpure, Inc., Class A *(a)(c) 8,685 512,762
Eversource Energy (a) 15,368 1,064,695
Exelixis, Inc. *(a)(c) 68,831 2,952,162
Exelon Corp. (a)(c) 13,122 643,240
ExlService Holdings, Inc. *(a) 15,986 486,774
Expand Energy Corp. (a)(c) 18,431 2,023,355
Expedia Group, Inc. (a) 25,561 5,901,780
Expeditors International of
Washington, Inc. (a)(c) 3,206 459,195
Exponent, Inc. (a)(c) 8,114 529,439
F5, Inc. *(a)(c) 3,278 948,424
FactSet Research Systems, Inc.
(a)(c) 4,276 927,849
Fair Isaac Corp. *(a)(c) 591 630,916
Fastenal Co. (a)(c) 4,897 227,221
Federated Hermes, Inc., Class B
(a)(c) 32,984 1,870,523
FedEx Corp. (a) 4,544 1,618,482
Ferguson Enterprises, Inc. (a) 844 196,871
Fidelity National Financial, Inc. (a) 13,543 628,124
Fidelity National Information
Services, Inc. (a)(c) 10,006 469,381
First Hawaiian, Inc. (a) 11,382 280,452
FirstCash Holdings, Inc. (a) 3,236 608,368
INVESTMENTS SHARES VALUE ($)
United States - 105.1% (continued)
FirstEnergy Corp. (a) 5,239 265,408
Fiserv, Inc. *(a)(c) 6,508 363,146
Five Below, Inc. * 4,549 1,039,356
Flex Ltd. *(a)(c) 4,630 303,080
Flowers Foods, Inc. (a)(c) 61,184 498,650
Flowserve Corp. (a)(c) 17,274 1,269,812
Fluor Corp. *(a) 12,112 565,025
FNB Corp. (a)(c) 39,297 657,046
Fortinet, Inc. *(a) 34,136 2,789,594
Fortive Corp. (a)(c) 22,832 1,262,153
Fox Corp., Class A (a)(c) 10,606 619,390
Franklin Resources, Inc. (a) 11,963 282,566
Gap, Inc. (The) (a) 33,883 819,969
Gates Industrial Corp. plc *(a) 27,383 619,130
GCI Liberty, Inc., Class C *(a)(c) 9,959 370,574
GE Aerospace (a) 5,755 1,633,096
GE Vernova, Inc. (a) 3,497 3,052,531
Gen Digital, Inc. (a)(c) 13,539 254,939
General Dynamics Corp. (a) 5,283 1,813,231
General Motors Co. (a) 32,441 2,416,855
Genpact Ltd. (a) 34,696 1,292,426
GLOBALFOUNDRIES, Inc. *(a) 22,892 1,018,236
Globe Life, Inc. (a) 1,818 253,011
GoDaddy, Inc., Class A *(a) 4,088 337,955
Graco, Inc. (a) 8,391 710,298
Graham Holdings Co., Class B (a) 1,110 1,173,559
Grand Canyon Education, Inc. *(a) 4,539 771,766
Greif, Inc., Class A (a)(c) 3,273 219,520
GSK plc (2)(a) 15,411 424,503
Guidewire Software, Inc. *(a)(c) 1,154 172,592
H&R Block, Inc. (a)(c) 5,195 164,889
Haemonetics Corp. *(a) 5,782 325,874
Halliburton Co. 10,356 403,780
Halozyme Therapeutics, Inc. *(a)(c) 8,401 542,957
Hancock Whitney Corp. (a)(c) 3,181 202,280
Hanover Insurance Group, Inc.
(The) (a) 3,846 666,704
Hartford Insurance Group, Inc.
(The) (a) 11,349 1,534,725
Hasbro, Inc. (a) 9,432 882,835
Hayward Holdings, Inc. *(a)(c) 20,253 270,985
HealthEquity, Inc. *(a) 14,091 1,177,585
Hecla Mining Co. (a)(c) 54,857 1,021,986
HEICO Corp. (a)(c) 1,379 378,122
Hexcel Corp. (a)(c) 6,720 543,850
HF Sinclair Corp. (a) 11,315 705,943
Holcim AG (2)(a) 17,902 1,479,814
Honeywell International, Inc. (a) 2,158 487,773
Houlihan Lokey, Inc., Class A (a) 3,089 443,642
Howmet Aerospace, Inc. (a)(c) 8,256 1,902,678
HP, Inc. (a)(c) 90,263 1,733,952
HubSpot, Inc. *(a) 12,699 3,099,826
Huntington Ingalls Industries, Inc.
(a) 1,295 491,971
IAC, Inc. *(a)(c) 37,551 1,503,167
IDEXX Laboratories, Inc. *(a) 788 442,769
Illinois Tool Works, Inc. (a) 2,410 627,299
Illumina, Inc. *(a)(c) 16,052 1,978,570
Incyte Corp. *(a)(c) 21,574 2,030,545
Ingram Micro Holding Corp. (a) 9,976 232,541

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 105.1% (continued)
Ingredion, Inc. (a) 7,151 805,632
Insmed, Inc. *(a)(c) 1,935 316,411
Insulet Corp. *(a) 9,960 2,090,006
InterContinental Hotels Group plc
(2)(a) 1,942 256,101
International Bancshares Corp. (a)
(c) 6,616 445,191
Intuit, Inc. (a) 229 99,015
Invesco Ltd. (a) 91,433 2,220,908
ITT, Inc. (a) 3,107 591,977
Jabil, Inc. (a)(c) 6,549 1,739,611
Jack Henry & Associates, Inc. (a) 5,312 839,508
Jacobs Solutions, Inc. 1,950 248,196
Janus Henderson Group plc (a) 24,169 1,241,562
Jazz Pharmaceuticals plc *(a) 6,279 1,187,045
JB Hunt Transport Services, Inc. (a) 5,224 1,106,966
Jefferies Financial Group, Inc. (a) 12,018 495,983
Johnson Controls International plc
(a) 10,775 1,410,986
Jones Lang LaSalle, Inc. *(a) 8,029 2,443,385
KB Home (a)(c) 8,286 428,801
KBR, Inc. (a) 8,164 300,925
Keurig Dr Pepper, Inc. (a)(c) 65,623 1,727,854
KeyCorp (a) 4,449 89,202
Keysight Technologies, Inc. * 389 109,842
KLA Corp. (a) 545 802,463
Knight-Swift Transportation
Holdings, Inc., Class A 1,829 105,314
Kraft Heinz Co. (The) (a)(c) 25,116 564,859
Kroger Co. (The) (a) 25,701 1,859,724
Kyndryl Holdings, Inc. *(a) 62,189 815,920
L3Harris Technologies, Inc. (a)(c) 4,297 1,483,110
Lam Research Corp. (a) 13,123 2,803,860
Landstar System, Inc. (a) 6,316 1,012,518
Lattice Semiconductor Corp. * 1,285 119,197
Lear Corp. (a) 9,232 1,117,811
Leidos Holdings, Inc. (a)(c) 5,379 836,542
Lennar Corp., Class A (a)(c) 4,439 385,483
Lincoln Electric Holdings, Inc. (a) 1,116 277,973
Littelfuse, Inc. (a) 510 173,069
LivaNova plc *(a) 29,366 1,866,503
Lockheed Martin Corp. 3 1,813
Loews Corp. (a)(c) 8,217 877,083
Lucid Group, Inc. *(a)(c) 45,697 435,492
Lumentum Holdings, Inc. *(a)(c) 372 261,427
Lyft, Inc., Class A *(a)(c) 153,049 2,035,552
M&T Bank Corp. (a)(c) 3,796 784,709
Macy's, Inc. (a) 73,413 1,328,041
Manhattan Associates, Inc. *(a)(c) 11,350 1,510,912
ManpowerGroup, Inc. (a) 24,072 709,161
Maplebear, Inc. *(a)(c) 32,830 1,229,812
Markel Group, Inc. *(a)(c) 154 294,767
Marzetti Co. (The) (a) 3,615 500,063
Masco Corp. (a) 4,846 292,553
Mastercard, Inc., Class A (a) 5,984 2,989,965
Matador Resources Co. 2 126
Match Group, Inc. (a) 26,488 813,446
Mattel, Inc. *(a) 18,923 274,951
Maximus, Inc. (a)(c) 3,733 239,285
McKesson Corp. (a) 5,738 4,965,436
INVESTMENTS SHARES VALUE ($)
United States - 105.1% (continued)
Medpace Holdings, Inc. *(a)(c) 9,675 4,645,838
Medtronic plc (a)(c) 8,648 749,349
Mettler-Toledo International, Inc.
*(a) 869 1,095,983
MGIC Investment Corp. (a) 12,354 324,293
Micron Technology, Inc. (a) 11,261 3,804,416
MKS, Inc. (a) 3,509 806,403
Mohawk Industries, Inc. *(a)(c) 10,118 996,218
Molson Coors Beverage Co., Class
B (a)(c) 80,183 3,452,680
MongoDB, Inc., Class A *(a)(c) 5,653 1,383,685
Monster Beverage Corp. *(a)(c) 19,121 1,385,508
Moody's Corp. (a)(c) 2,360 1,029,550
Morningstar, Inc. (a) 7,457 1,260,606
MSC Industrial Direct Co., Inc.,
Class A (a) 6,887 635,463
MSCI, Inc., Class A (a) 3,532 1,903,783
Mueller Industries, Inc. (a)(c) 7,475 828,230
Murphy Oil Corp. (a)(c) 9,892 408,045
Murphy USA, Inc. (a) 2,525 1,247,274
Natera, Inc. *(a)(c) 4,066 813,159
National Fuel Gas Co. (a) 8,816 828,351
NetApp, Inc. (a) 24,646 2,523,504
Neurocrine Biosciences, Inc. *(a) 14,586 1,921,560
New York Times Co. (The), Class
A (a) 38,362 3,212,050
NewMarket Corp. (a)(c) 184 117,935
Newmont Corp. (a) 7,139 772,797
Nexstar Media Group, Inc., Class
A (a) 3,577 646,829
Northern Trust Corp. (a) 12,733 1,777,145
NOV, Inc. (a)(c) 84,660 1,592,455
Novartis AG (Registered) (2)(a) 10,725 1,646,228
Nutanix, Inc., Class A *(a) 74,118 2,817,225
NVIDIA Corp. (a) 13,943 2,431,659
OGE Energy Corp. (a) 2,142 102,730
Old Republic International Corp. (a) 20,723 826,848
ONE Gas, Inc. (a)(c) 334 28,767
Onto Innovation, Inc. *(a) 2,465 505,498
Oshkosh Corp. (a)(c) 9,335 1,374,205
Otis Worldwide Corp. (a)(c) 18,657 1,438,082
Ovintiv, Inc. (a) 2,461 146,085
Owens Corning (a) 3,757 406,583
PBF Energy, Inc., Class A (a) 8,291 394,817
Pegasystems, Inc. (a) 66,390 2,825,558
Penn Entertainment, Inc. *(a) 31,885 479,232
Penske Automotive Group, Inc. (a)
(c) 3,559 532,142
Pentair plc (a) 3,644 317,429
PepsiCo, Inc. (a) 12,348 1,917,521
Permian Resources Corp., Class
A (a) 5,106 108,860
Pfizer, Inc. (a) 37,008 1,039,185
PG&E Corp. (a) 85,304 1,498,791
Philip Morris International, Inc. (a) 4,200 694,428
Phillips 66 (a) 2,492 453,993
Pilgrim's Pride Corp. (a) 14,143 534,040
Pinnacle Financial Partners, Inc. (a) 7,610 655,525
Pinnacle West Capital Corp. (a)(c) 5,431 547,173
Pinterest, Inc., Class A *(a)(c) 45,089 826,932

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 105.1% (continued)
PNC Financial Services Group, Inc.
(The) (a) 5,524 1,149,489
Polaris, Inc. (a) 20,652 1,125,534
Popular, Inc. (a) 11,140 1,494,654
Portland General Electric Co. (a) 17,919 945,586
Post Holdings, Inc. *(a)(c) 2,942 290,846
PPG Industries, Inc. (a)(c) 12,520 1,338,138
Principal Financial Group, Inc. 3,093 278,710
Procore Technologies, Inc. *(a)(c) 15,585 888,345
PulteGroup, Inc. (a) 7,799 917,240
PVH Corp. (a)(c) 13,740 958,502
QUALCOMM, Inc. (a) 4,257 548,216
Qualys, Inc. *(a)(c) 25,375 2,229,194
Ralliant Corp. (a) 1,812 75,361
Ralph Lauren Corp., Class A (a) 3,307 1,137,575
Rambus, Inc. *(a) 4,669 401,674
Raymond James Financial, Inc. (a) 4,390 635,628
Regeneron Pharmaceuticals, Inc.
(a) 2,186 1,688,991
Regions Financial Corp. (a)(c) 38,761 1,012,437
Reinsurance Group of America,
Inc. (a) 3,822 780,300
Reliance, Inc. (a)(c) 1,271 386,282
RenaissanceRe Holdings Ltd. (a) 577 171,502
ResMed, Inc. (a)(c) 6,293 1,412,653
Reynolds Consumer Products, Inc.
(a) 5,519 116,892
RingCentral, Inc., Class A (a) 32,625 1,213,324
Rivian Automotive, Inc., Class A
*(a)(c) 114,379 1,721,404
ROBLOX Corp., Class A *(a)(c) 22,713 1,284,647
Roche Holding AG (2)(a) 2,663 1,062,779
Rockwell Automation, Inc. 1,888 677,565
Roivant Sciences Ltd. * 2,206 61,106
Roku, Inc., Class A *(a)(c) 18,791 1,778,004
Ross Stores, Inc. (a) 475 102,899
Royal Gold, Inc. (a) 1,710 435,178
Royalty Pharma plc, Class A (a)(c) 14,506 695,853
RPM International, Inc. (a) 3,299 327,921
Rubrik, Inc., Class A *(a)(c) 15,986 782,834
Ryder System, Inc. (a) 4,679 957,838
S&P Global, Inc. (a) 2,073 881,730
Sandisk Corp. *(a) 2,402 1,526,087
Sanofi SA (2)(a) 24,910 2,405,554
Schneider National, Inc., Class B
(a) 33,778 890,388
Science Applications International
Corp. (a) 3,057 290,170
Seagate Technology Holdings plc
(a) 3,230 1,265,385
SEI Investments Co. (a)(c) 15,447 1,212,126
Selective Insurance Group, Inc. (a) 7,545 568,818
Sensata Technologies Holding plc
(a)(c) 16,521 581,870
ServiceNow, Inc. *(a) 36,719 3,838,971
Shell plc (2)(a) 46,821 2,168,517
Signify NV (2)(a)(b) 44,446 946,664
SiteOne Landscape Supply, Inc.
*(a) 4,105 546,417
Skyworks Solutions, Inc. (a)(c) 33,037 1,769,131
INVESTMENTS SHARES VALUE ($)
United States - 105.1% (continued)
Smithfield Foods, Inc. (a) 10,162 284,231
Smurfit Westrock plc (a)(c) 37,335 1,487,800
Snap-on, Inc. (a) 1,873 680,311
Snowflake, Inc., Class A *(a)(c) 13,454 2,029,132
Solventum Corp. *(a)(c) 13,488 880,766
Sotera Health Co. *(a) 5,112 73,306
Southwest Airlines Co. (a) 13,563 509,562
Spire, Inc. (a)(c) 4,380 396,565
Sprouts Farmers Market, Inc. *(a)(c) 3,581 276,203
SS&C Technologies Holdings, Inc.
(a)(c) 20,686 1,397,753
StandardAero, Inc. *(a)(c) 10,653 275,167
Stanley Black & Decker, Inc. (a)(c) 17,249 1,225,714
State Street Corp. 6,666 843,649
Steel Dynamics, Inc. (a) 5,395 971,100
STERIS plc (a)(c) 2,491 550,835
Sterling Infrastructure, Inc. *(a)(c) 3,238 1,318,740
Stifel Financial Corp. (a) 14,182 1,048,333
Swiss Re AG (2)(a) 2,448 411,208
Synaptics, Inc. *(a)(c) 105 7,354
Synchrony Financial (a) 28,512 1,939,386
T. Rowe Price Group, Inc. (a)(c) 18,457 1,663,714
Talen Energy Corp. *(a) 277 88,427
Tapestry, Inc. (a) 11,555 1,630,526
Target Corp. (a) 6,603 800,284
Taylor Morrison Home Corp., Class
A *(a) 10,422 606,977
TD SYNNEX Corp. (a) 7,737 1,305,309
Tenaris SA (2)(a) 34,263 1,001,587
Tenet Healthcare Corp. *(a) 5,326 1,005,069
Teradata Corp. *(a)(c) 67,486 1,729,666
Teradyne, Inc. (a) 2,337 692,827
Terex Corp. (a)(c) 9,689 572,620
Tetra Tech, Inc. (a)(c) 32,952 992,514
Texas Roadhouse, Inc., Class A (a) 4,320 713,405
Textron, Inc. (a)(c) 23,273 2,037,784
Thor Industries, Inc. (a) 3,649 291,519
Timken Co. (The) (a)(c) 7,048 708,817
T-Mobile US, Inc. (a) 3,601 756,318
Toll Brothers, Inc. (a) 5,094 695,178
Toro Co. (The) (a) 10,966 1,024,663
Tradeweb Markets, Inc., Class A (a) 9,928 1,168,128
Trane Technologies plc (a)(c) 2,473 1,030,598
Travel + Leisure Co. (a) 15,763 1,090,642
Travelers Cos., Inc. (The) (a) 3,381 986,170
Trimble, Inc. *(a)(c) 2,409 157,139
Truist Financial Corp. (a)(c) 7,843 360,543
Tyson Foods, Inc., Class A (a) 16,997 1,088,998
Uber Technologies, Inc. *(a)(c) 14,551 1,046,653
Ubiquiti, Inc. (a) 1,727 1,364,831
UFP Industries, Inc. (a)(c) 10,429 960,719
UGI Corp. (a)(c) 12,275 447,056
UiPath, Inc., Class A *(a)(c) 113,820 1,263,402
UL Solutions, Inc., Class A 14 1,200
Ulta Beauty, Inc. * 2,527 1,320,888
United Bankshares, Inc. (a) 29,622 1,226,943
United Therapeutics Corp. *(a) 2,242 1,329,461
Universal Health Services, Inc.,
Class B (a) 3,326 595,254
Unum Group (a) 11,989 875,557

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 105.1% (continued)
US Bancorp (a) 13,746 714,929
US Foods Holding Corp. *(a)(c) 8,913 821,868
Valero Energy Corp. (a) 4,365 1,078,504
Valley National Bancorp (a)(c) 72,753 893,407
Valmont Industries, Inc. (a) 886 354,019
Veeva Systems, Inc., Class A *(a) 16,998 2,985,869
Veralto Corp. (a) 8,081 714,522
VeriSign, Inc. (a) 12,677 3,148,460
Verisk Analytics, Inc., Class A (a) 1,549 293,923
Verizon Communications, Inc. (a) 41,599 2,088,270
Versant Media Group, Inc. *(a) 43,318 1,603,632
Vertiv Holdings Co., Class A (a) 9,160 2,295,313
Viatris, Inc. (a) 137,472 1,857,247
Viking Holdings Ltd. *(a) 12,814 941,573
Visa, Inc., Class A (a) 4,192 1,266,990
Vontier Corp. (a) 5,643 200,157
Voya Financial, Inc. (a)(c) 6,716 458,837
Warner Music Group Corp., Class A 10,019 255,885
Watts Water Technologies, Inc.,
Class A (a) 2,585 750,400
Wayfair, Inc., Class A *(a) 11,610 873,188
WESCO International, Inc. (a)(c) 2,813 769,693
Western Digital Corp. (a)(c) 10,341 2,797,137
Western Union Co. (The) (a)(c) 69,016 602,510
Westinghouse Air Brake
Technologies Corp. (a) 1,734 433,344
Willis Towers Watson plc (a) 5,685 1,652,630
Woodward, Inc. (a) 2,719 973,184
XPO, Inc. * 313 60,894
YETI Holdings, Inc. *(a)(c) 19,765 723,201
Yum! Brands, Inc. (a)(c) 3,055 474,991
Zebra Technologies Corp., Class A
*(a)(c) 7,440 1,555,555
Zimmer Biomet Holdings, Inc. (a) 7,376 666,938
Zions Bancorp NA (a) 16,587 955,743
Zoetis, Inc., Class A (a) 3,411 403,214
Zoom Communications, Inc., Class
A *(a) 31,408 2,524,889
Zscaler, Inc. *(a)(c) 11,735 1,646,303
514,022,560
TOTAL COMMON STOCKS
(Cost $649,044,506) 827,278,242
PREFERRED STOCKS - 0.0% †
Germany - 0 .0% †
Henkel AG & Co. KGaA
(Preference) (2)(a)
(Cost $71,398) 1,189 91,849
NO. OF
RIGHTS
RIGHTS - 0.0% †
Italy - 0 .0% †
Telecom Italia SpA, expiring
4/1/2026 (2)*
89,178 1
INVESTMENTS
NO. OF
RIGHTS
VALUE ($)
United States - 0 .0%
Walgreens Boots Alliance, Inc.,
CVR (3)*
1 –
TOTAL RIGHTS
(Cost $1) 1
NO. OF
WARRANTS
WARRANTS - 0.0%
Canada - 0 .0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)*
(Cost $–) 65 –
SHARES
SHORT-TERM INVESTMENTS - 53.0%
INVESTMENT COMPANIES - 37 .1%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.52% (d)(e) 4,908,473 4,908,473
Limited Purpose Cash Investment
Fund, 3.65% (d) 176,867,715 176,867,715
TOTAL INVESTMENT COMPANIES
(Cost $181,753,376) 181,776,188
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 15 .9%
U.S. Treasury Bills
3.78%, 4/2/2026 (2)(f) $ 127,000 126,987
3.75%, 4/16/2026 (2)(f) 1,443,000 1,440,820
3.77%, 5/7/2026 (2)(f) 5,088,000 5,069,467
3.76%, 5/14/2026 (2)(f) 186,000 185,191
3.78%, 5/21/2026 (2)(f) 790,000 786,019
3.70%, 6/4/2026 (2)(f) 1,647,000 1,636,419
3.56%, 7/2/2026 (2)(f) 5,399,000 5,349,284
3.58%, 7/23/2026 (2)(f)(g) 9,000,000 8,898,535
3.59%, 7/30/2026 (2)(f)(g) 1,022,000 1,009,706
3.59%, 8/6/2026 (2)(f) 1,108,000 1,093,968
3.56%, 8/20/2026 (2)(f)(g) 6,000,000 5,915,377
3.59%, 8/27/2026 (2)(f) 4,735,000 4,665,019
3.64%, 9/17/2026 (2)(f)(g) 5,364,000 5,273,517
3.70%, 9/24/2026 (2)(f)(g) 21,051,000 20,683,138
3.67%, 10/1/2026 (2)(f) 15,702,000 15,415,453
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $77,551,357) 77,548,900
TOTAL SHORT-TERM INVESTMENTS
(Cost $259,304,733) 259,325,088

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS
NO. OF
CONTRACTS VALUE ($)
PURCHASED OPTIONS - 0.3%
Put Option s - 0 .3%
Over-the-Counter
Equity Index Options - 0 .3%
S&P 500 Index
JPMC
Exercise Price: USD 6,500
Notional Amount:
USD 43,088,232
Expiration Date: 6/18/2026 (2) 66 1,469,123
NOTIONAL
AMOUNT
Interest Rate Swaptions - 0 .0% †
2-Year Interest Rate Swap,
Pays SOFR Quarterly,
Receives 3.23% Quarterly
JPMC
Exercise Rate: 3.23%
Expiration Date: 6/17/2026 (2) $ 65,691,444 122,260
TOTAL PURCHASED OPTIONS
(Cost $1,464,426) 1,591,383
TOTAL LONG POSITIONS
(Cost $909,885,064) 1,088,286,563
SHARES
SHORT POSITIONS - (163.1)%
COMMON STOCKS - (162.6)%
Australia - ( 5 .3 ) %
ALS Ltd. (2) (12,724) (186,783)
Ampol Ltd. (2) (6,176) (143,243)
APA Group (2) (165,786) (1,142,051)
CAR Group Ltd. (2) (54,783) (874,521)
Cleanaway Waste Management
Ltd. (2) (30,943) (49,001)
Cochlear Ltd. (2) (8,217) (966,900)
Coles Group Ltd. (2) (6,938) (105,213)
Commonwealth Bank of Australia
(2) (28,271) (3,310,728)
Computershare Ltd. (2) (14,159) (279,250)
CSL Ltd. (2) (13,317) (1,307,982)
Endeavour Group Ltd. (2) (167,963) (380,204)
Glencore plc (2) (19,397) (146,910)
IDP Education Ltd. (2) (36,116) (103,404)
IGO Ltd. (2) (40,838) (227,992)
Insurance Australia Group Ltd. (179,827) (910,686)
Lynas Rare Earths Ltd. (2) (13,035) (176,982)
Macquarie Group Ltd. (2) (16,864) (2,395,646)
Mineral Resources Ltd. (2) (10,812) (415,320)
National Australia Bank Ltd. (2) (4,165) (120,475)
NEXTDC Ltd. (2) (207,557) (1,659,414)
Northern Star Resources Ltd. (2) (40,582) (589,932)
Qantas Airways Ltd. (2) (217,070) (1,275,124)
Ramsay Health Care Ltd. (2) (33,879) (921,470)
Rio Tinto plc (2) (32,687) (3,032,495)
SEEK Ltd. (2) (4,870) (47,856)
SGH Ltd. (2) (21,582) (614,029)
Sonic Healthcare Ltd. (2) (49,566) (704,273)
Telix Pharmaceuticals Ltd. (2) (92,085) (881,622)
INVESTMENTS SHARES VALUE ($)
Australia - (5.3)% (continued)
Transurban Group (2) (24,292) (236,965)
Treasury Wine Estates Ltd. (2) (155,415) (401,089)
Whitehaven Coal Ltd. (2) (81,316) (524,687)
WiseTech Global Ltd. (2) (45,807) (1,235,899)
Woodside Energy Group Ltd. (2) (12,076) (286,654)
Woolworths Group Ltd. (2) (14,158) (357,521)
(26,012,321)
Belgium - ( 0 .3 ) %
Anheuser-Busch InBev SA/NV (2) (5,898) (408,060)
D'ieteren Group (2) (3,380) (625,817)
Elia Group SA/NV (2) (797) (122,419)
Financiere de Tubize SA (2) (535) (132,715)
Lotus Bakeries NV (2) (33) (372,595)
(1,661,606)
Brazil - ( 0 .2 ) %
MercadoLibre, Inc. (657) (1,135,966)
Canada - ( 6 .8 ) %
Alamos Gold, Inc., Class A (8,965) (398,853)
Alimentation Couche-Tard, Inc. (7,218) (409,129)
BCE, Inc. (20,673) (521,618)
Brookfield Asset Management Ltd.,
Class A (37,624) (1,672,809)
Brookfield Corp., Class A (92,952) (3,766,590)
CAE, Inc. (7,220) (187,987)
Cameco Corp. (5,896) (641,181)
Canadian National Railway Co. (5,302) (545,712)
Canadian Pacific Kansas City Ltd. (19,869) (1,563,554)
Canadian Utilities Ltd., Class A (12,011) (421,866)
Capstone Copper Corp. (90,799) (684,697)
Celestica, Inc. (6) (1,693)
Colliers International Group, Inc. (2,129) (227,623)
Constellation Software, Inc. (858) (1,506,166)
Descartes Systems Group, Inc.
(The) (3,361) (240,738)
Dollarama, Inc. (6,284) (771,237)
Element Fleet Management Corp. (3,999) (86,730)
Enbridge, Inc. (49,747) (2,696,729)
FirstService Corp. (1,443) (200,740)
Franco-Nevada Corp. (1,859) (460,307)
Gildan Activewear, Inc. (2,377) (132,375)
Intact Financial Corp. (1,488) (269,639)
Keyera Corp. (50,650) (1,959,224)
Lumine Group, Inc. (h) (225) (3,584)
Metro, Inc., Class A (9,360) (640,418)
National Bank of Canada (13,815) (1,787,677)
NexGen Energy Ltd. (25,713) (298,331)
Nutrien Ltd. (8,337) (629,335)
Pembina Pipeline Corp. (25,899) (1,159,320)
RB Global, Inc. (16,341) (1,567,143)
Restaurant Brands International,
Inc. (11,645) (861,718)
Rogers Communications, Inc.,
Class B (32,406) (1,246,295)
Shopify, Inc., Class A (30,414) (3,608,751)
TC Energy Corp. (8,557) (535,835)
Thomson Reuters Corp. (12,644) (1,141,241)
Triple Flag Precious Metals Corp. (813) (28,228)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Canada - (6.8)% (continued)
WSP Global, Inc. (2,335) (363,401)
(33,238,474)
Chile - ( 0 .0 ) % †
Lundin Mining Corp. (9,374) (233,760)
Congo, Democratic Republic of the - ( 0 .3 ) %
Ivanhoe Mines Ltd., Class A (146,567) (1,252,736)
Denmark - ( 1 .4 ) %
AL Sydbank (2) (1) (80)
Ambu A/S, Class B (2) (12,034) (128,611)
Carlsberg A/S, Class B (5,619) (698,073)
Coloplast A/S, Class B (2) (4,404) (299,996)
Demant A/S (2) (14,628) (443,280)
DSV A/S (2) (9,995) (2,413,876)
GN Store Nord A/S (2) (9,328) (149,206)
NKT A/S (2) (1,389) (180,821)
Novo Nordisk A/S, Class B (2) (41,395) (1,514,829)
Novonesis Novozymes, Class B (2) (11,756) (698,438)
Orsted A/S (2)(b) (3,611) (89,549)
(6,616,759)
Finland - ( 0 .6 ) %
Konecranes OYJ (2) (2,403) (78,868)
Neste OYJ (2) (10,729) (348,666)
Nordea Bank Abp (2) (32,751) (563,945)
Stora Enso OYJ, Class R (2) (40,698) (477,913)
UPM-Kymmene OYJ (2) (39,672) (1,241,724)
(2,711,116)
France - ( 4 .4 ) %
Accor SA (2) (18,113) (868,757)
Aeroports de Paris SA (2) (894) (109,217)
Air France-KLM (2) (47,135) (477,729)
Air Liquide SA (2) (5,574) (1,152,137)
Airbus SE (2) (3,146) (594,824)
Alstom SA (2) (13,431) (384,103)
AXA SA (2) (20,401) (937,458)
BioMerieux (2) (1,184) (126,491)
Cie Generale des Etablissements
Michelin SCA (2) (44,536) (1,525,754)
Danone SA (2) (2,045) (163,410)
Dassault Systemes SE (2) (22,736) (460,273)
Edenred SE (2) (14,755) (293,904)
EssilorLuxottica SA (2) (12,957) (3,019,307)
FDJ UNITED (2) (2,144) (63,096)
Getlink SE (2) (17,217) (371,523)
Hermes International SCA (2) (362) (685,755)
Kering SA (2) (2,457) (746,101)
Legrand SA (2) (12,746) (1,980,151)
L'Oreal SA (2) (2,989) (1,220,380)
LVMH Moet Hennessy Louis Vuitton
SE (2) (1,107) (605,141)
Pernod Ricard SA (2) (37,984) (2,824,562)
Publicis Groupe SA (2) (4,723) (390,920)
Remy Cointreau SA (2) (7,192) (311,002)
Renault SA (2) (14,455) (495,574)
Sartorius Stedim Biotech (2) (3,063) (596,557)
SCOR SE (2) (3,404) (121,660)
SPIE SA (2) (13,271) (664,554)
INVESTMENTS SHARES VALUE ($)
France - (4.4)% (continued)
Teleperformance SE (2) (722) (42,427)
Thales SA (2) (719) (210,843)
Valeo SE (2) (8,657) (106,012)
(21,549,622)
Germany - ( 4 .5 ) %
adidas AG (2) (2,856) (462,263)
Auto1 Group SE (2)(h) (13,175) (234,568)
BASF SE (2) (54,803) (3,375,338)
Bayer AG (Registered) (2) (6,437) (297,893)
Beiersdorf AG (2) (3,118) (280,269)
Carl Zeiss Meditec AG (2) (3,839) (110,344)
Daimler Truck Holding AG (2) (2,774) (136,608)
Deutsche Telekom AG (Registered)
(2) (40,167) (1,499,164)
Hensoldt AG (2) (8,526) (756,686)
Infineon Technologies AG (2) (37,459) (1,699,370)
K+S AG (Registered) (2) (2) (38)
LANXESS AG (2) (6,536) (144,505)
LEG Immobilien SE (2) (3,479) (227,254)
Mercedes-Benz Group AG (2) (13,597) (835,711)
Merck KGaA (2) (4,932) (626,629)
MTU Aero Engines AG (2) (4,028) (1,469,491)
Nemetschek SE (2) (5,832) (436,584)
Puma SE (2) (5,342) (138,539)
Rational AG (2) (165) (121,052)
RENK Group AG (2) (14,465) (864,598)
Rheinmetall AG (2) (681) (1,148,701)
RWE AG (2) (2,639) (177,549)
SAP SE (2) (16,870) (2,876,042)
Schaeffler AG (2) (7) (58)
Scout24 SE (2)(b) (2,066) (159,409)
Siemens AG (Registered) (2) (7,249) (1,766,104)
Siemens Healthineers AG (2)(b) (21,567) (920,179)
Symrise AG, Class A (2) (9,863) (842,219)
TeamViewer SE (2)(b) (21,906) (113,556)
Vonovia SE (2) (11,953) (298,974)
Wacker Chemie AG (2) (1,446) (143,149)
(22,162,844)
Hong Kong - ( 0 .1 ) %
Prudential plc (2) (41,651) (579,079)
Italy - ( 3 .0 ) %
Amplifon SpA (2) (6,675) (73,644)
Banca Monte dei Paschi di Siena
SpA (2) (114,742) (1,001,185)
Brunello Cucinelli SpA (2) (7,463) (652,223)
DiaSorin SpA (2) (9,078) (636,031)
Enel SpA (2) (157,894) (1,726,228)
ERG SpA (2) (13,446) (343,295)
Ferrari NV (2) (7,548) (2,561,066)
Fincantieri SpA (2) (30,709) (473,854)
FinecoBank Banca Fineco SpA (2) (68,624) (1,526,797)
Infrastrutture Wireless Italiane SpA
(2)(b) (59,484) (474,700)
Interpump Group SpA (2) (4,079) (155,739)
Intesa Sanpaolo SpA (2) (297,522) (1,799,379)
Moncler SpA (2) (5,198) (312,964)
Nexi SpA (2)(b) (52,179) (194,362)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Italy - (3.0)% (continued)
Prysmian SpA (2) (10,649) (1,257,552)
Snam SpA (2) (170,616) (1,292,490)
Technoprobe SpA (2) (3,434) (57,549)
Terna - Rete Elettrica Nazionale (2) (7,730) (88,411)
(14,627,469)
Japan - ( 17 .0 ) %
Ajinomoto Co., Inc. (2) (47,800) (1,351,365)
Asahi Intecc Co. Ltd. (2) (9,300) (198,593)
Capcom Co. Ltd. (2) (23,900) (505,053)
Chiba Bank Ltd. (The) (2) (102,600) (1,328,112)
Chugai Pharmaceutical Co. Ltd. (2) (13,200) (727,960)
Concordia Financial Group Ltd. (2) (40,000) (357,048)
Daikin Industries Ltd. (2) (6,200) (743,671)
Denso Corp. (2) (57,900) (725,955)
Dentsu Group, Inc. (2) (12,800) (219,996)
Disco Corp. (2) (3,200) (1,304,267)
East Japan Railway Co. (2) (16,300) (372,805)
Ebara Corp. (2) (23,000) (651,087)
Eisai Co. Ltd. (2) (25,900) (810,847)
Fast Retailing Co. Ltd. (2) (400) (158,043)
FUJIFILM Holdings Corp. (2) (65,500) (1,248,145)
Fujikura Ltd. (2) (9,000) (247,518)
Furukawa Electric Co. Ltd. (2) (900) (172,782)
Hankyu Hanshin Holdings, Inc. (2) (15,500) (448,183)
Hikari Tsushin, Inc. (2) (3,600) (915,880)
Hoshizaki Corp. (2) (10,600) (341,237)
Hoya Corp. (2) (5,900) (1,022,827)
Hulic Co. Ltd. (2) (30,300) (353,194)
IHI Corp. (2) (54,900) (1,132,752)
Isuzu Motors Ltd. (2) (17,300) (249,133)
Iyogin Holdings, Inc. (2) (100) (1,848)
Kandenko Co. Ltd. (2) (10,200) (387,392)
KDDI Corp. (2) (9,300) (158,349)
Keisei Electric Railway Co. Ltd. (2) (90,400) (676,369)
Kikkoman Corp. (2) (42,600) (386,755)
Kobe Bussan Co. Ltd. (2) (13,700) (296,454)
Kokusai Electric Corp. (2) (33,300) (1,126,029)
Komatsu Ltd. (2) (15,000) (597,309)
Kubota Corp. (2) (24,700) (395,822)
Lasertec Corp. (2) (1,500) (333,860)
LY Corp. (2) (134,800) (325,021)
M3, Inc. (2) (128,300) (1,316,918)
Mebuki Financial Group, Inc. (2) (26,200) (204,330)
MEIJI Holdings Co. Ltd. (2) (42,500) (1,036,477)
Mitsubishi Corp. (2) (147,000) (5,042,978)
Mitsubishi Estate Co. Ltd. (2) (66,400) (1,843,029)
Mitsubishi Heavy Industries Ltd. (2) (30,500) (838,038)
Mitsubishi UFJ Financial Group,
Inc. (2) (105,800) (1,791,610)
Mitsui & Co. Ltd. (2) (70,100) (2,709,553)
Mitsui OSK Lines Ltd. (2) (24,193) (1,005,481)
Mizuho Financial Group, Inc. (2) (15,200) (615,353)
MonotaRO Co. Ltd. (2) (26,400) (286,163)
Nintendo Co. Ltd. (2) (32,800) (1,872,409)
Nippon Paint Holdings Co. Ltd. (2) (99,600) (624,546)
Nippon Sanso Holdings Corp. (2) (13,900) (492,872)
Nissan Chemical Corp. (2) (8,300) (322,756)
Nissan Motor Co. Ltd. (2) (393,200) (852,210)
Nissin Foods Holdings Co. Ltd. (2) (18,900) (358,717)
INVESTMENTS SHARES VALUE ($)
Japan - (17.0)% (continued)
Niterra Co. Ltd. (2) (36,800) (1,735,178)
Nitori Holdings Co. Ltd. (2) (47,500) (754,657)
Nomura Real Estate Holdings, Inc.
(2) (15,600) (101,147)
Nomura Research Institute Ltd. (2) (49,100) (1,343,751)
NTT, Inc. (2) (2,013,400) (2,014,339)
Olympus Corp. (2) (76,100) (725,030)
Omron Corp. (2) (25,300) (727,858)
Oracle Corp. Japan (12,200) (661,639)
Oriental Land Co. Ltd. (2) (72,600) (1,235,637)
ORIX Corp. (2) (15,700) (465,840)
Pan Pacific International Holdings
Corp. (2) (72,400) (441,658)
Rakuten Bank Ltd. (2) (23,900) (873,777)
Resona Holdings, Inc. (2) (208,500) (2,378,516)
Seibu Holdings, Inc. (2) (4,800) (134,106)
Sekisui House Ltd. (2) (101,600) (2,276,559)
Seven & i Holdings Co. Ltd. (2) (12,900) (173,500)
SG Holdings Co. Ltd. (34,200) (318,608)
Shimadzu Corp. (2) (5,000) (118,814)
Shimano, Inc. (2) (6,900) (720,380)
Shimizu Corp. (2) (11,100) (199,146)
Shin-Etsu Chemical Co. Ltd. (2) (15,500) (631,142)
Shiseido Co. Ltd. (2) (30,300) (619,036)
Shizuoka Financial Group, Inc. (2) (35,400) (587,801)
SMC Corp. (2) (1,400) (550,618)
SoftBank Corp. (2) (535,800) (716,967)
SoftBank Group Corp. (2) (63,700) (1,551,079)
Sony Financial Group, Inc. (2) (96,100) (88,033)
Sony Group Corp. (2) (54,300) (1,131,761)
Sumitomo Electric Industries Ltd.
(2) (1,600) (90,912)
Sumitomo Forestry Co. Ltd. (2) (82,400) (749,729)
Sumitomo Metal Mining Co. Ltd. (2) (5,800) (337,579)
Sumitomo Mitsui Financial Group,
Inc. (2) (62,500) (2,055,020)
Sumitomo Realty & Development
Co. Ltd. (2) (47,000) (1,333,663)
Suzuki Motor Corp. (2) (68,500) (834,928)
Sysmex Corp. (2) (15,300) (133,430)
T&D Holdings, Inc. (2) (45,300) (1,160,338)
Taisei Corp. (2) (11,900) (1,232,861)
Takeda Pharmaceutical Co. Ltd. (2) (16,500) (607,660)
Terumo Corp. (2) (12,500) (167,934)
Tokio Marine Holdings, Inc. (2) (30,800) (1,445,782)
Tokyo Electron Ltd. (2) (2,400) (596,282)
Tokyo Ohka Kogyo Co. Ltd. (2) (100) (4,894)
Tokyu Corp. (2) (34,000) (401,338)
TOTO Ltd. (2) (3,200) (105,796)
Toyota Industries Corp. (2) (14,319) (1,851,732)
Toyota Motor Corp. (2) (83,400) (1,733,665)
Unicharm Corp. (110,800) (649,629)
USS Co. Ltd. (2) (11,400) (119,914)
West Japan Railway Co. (15,300) (301,556)
Yakult Honsha Co. Ltd. (2) (15,800) (264,386)
Yamaha Motor Co. Ltd. (2) (75,800) (547,609)
Yamato Holdings Co. Ltd. (2) (18,200) (202,960)
Yaskawa Electric Corp. (2) (37,300) (985,157)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (17.0)% (continued)
Yokohama Rubber Co. Ltd. (The)
(2) (1,600) (61,389)
(82,737,821)
Luxembourg - ( 0 .3 ) %
ArcelorMittal SA (2) (16,936) (878,326)
CVC Capital Partners plc (2)(b) (30,866) (402,965)
(1,281,291)
Netherlands - ( 1 .1 ) %
Adyen NV (2)(b) (2,642) (2,644,248)
Akzo Nobel NV (2) (668) (38,400)
Arcadis NV (2) (1) (32)
BE Semiconductor Industries NV
(2) (1,214) (260,031)
Heineken NV (2) (8,797) (676,650)
IMCD NV (2) (2,740) (286,730)
Koninklijke Vopak NV (2) (1,624) (87,899)
NXP Semiconductors NV (4,205) (827,796)
SBM Offshore NV (2) (3) (120)
Universal Music Group NV (2) (7,887) (153,093)
Wolters Kluwer NV (2) (7,036) (525,507)
(5,500,506)
New Zealand - ( 0 .0 ) % †
Xero Ltd. (2) (10) (529)
Norway - ( 0 .5 ) %
DNB Bank ASA (2) (44,038) (1,377,889)
Gjensidige Forsikring ASA (2) (87) (2,276)
Mowi ASA (2) (16,512) (375,546)
Salmar ASA (625) (36,469)
Storebrand ASA (2) (12,591) (227,265)
TOMRA Systems ASA (2) (41,693) (502,658)
Vend Marketplaces ASA (3,631) (89,848)
(2,611,951)
Portugal - ( 0 .0 ) % †
Banco Comercial Portugues SA,
Class R (2) (123,002) (119,800)
EDP SA (2) (23) (122)
(119,922)
Singapore - ( 1 .2 ) %
CapitaLand Investment Ltd. (2) (146,700) (312,266)
DBS Group Holdings Ltd. (2) (26,200) (1,165,903)
Grab Holdings Ltd., Class A (281,866) (1,031,630)
Sea Ltd., ADR (5,537) (458,519)
Sembcorp Industries Ltd. (2) (126,200) (655,377)
Singapore Technologies
Engineering Ltd. (2) (18,400) (156,165)
Singapore Telecommunications Ltd. (244,400) (939,050)
STMicroelectronics NV (2) (40,821) (1,389,081)
(6,107,991)
South Korea - ( 0 .1 ) %
Delivery Hero SE (2)(b) (14,281) (265,357)
INVESTMENTS SHARES VALUE ($)
Spain - ( 2 .1 ) %
Amadeus IT Group SA (2) (4,085) (233,583)
Bankinter SA (2) (39,021) (617,990)
Cellnex Telecom SA (2)(b) (60,091) (1,932,210)
Endesa SA (18,244) (760,831)
Fluidra SA (2) (14,673) (340,357)
Grifols SA (2) (19,670) (205,788)
Iberdrola SA (2) (151,256) (3,462,880)
Indra Sistemas SA (2) (34,730) (1,941,075)
Redeia Corp. SA (2) (21,148) (358,466)
Telefonica SA (2) (21,723) (95,050)
Unicaja Banco SA (2)(b) (52,613) (156,142)
(10,104,372)
Sweden - ( 3 .0 ) %
AddTech AB, Class B (2) (9,666) (331,688)
Alfa Laval AB (2) (25,763) (1,409,235)
Assa Abloy AB, Class B (2) (39,714) (1,435,577)
Atlas Copco AB, Class A (2) (67,522) (1,191,549)
Autoliv, Inc. (3,796) (399,187)
Beijer Ref AB, Class B (2) (17,005) (235,742)
Castellum AB (2) (8,251) (95,438)
Electrolux AB, Class B (2) (11,216) (71,194)
Epiroc AB, Class A (2) (3,483) (85,740)
EQT AB (2) (65,491) (2,032,036)
Fastighets AB Balder, Class B (2) (19,597) (114,772)
Hexagon AB, Class B (2) (72,865) (709,131)
Holmen AB, Class B (2) (6,912) (247,864)
Husqvarna AB, Class B (2) (10,125) (40,096)
Indutrade AB (2) (8,146) (186,779)
Lifco AB, Class B (2) (14,980) (453,181)
Nibe Industrier AB, Class B (2) (208,599) (871,618)
Nordnet AB publ (2) (570) (18,562)
Saab AB, Class B (2) (2,338) (153,022)
Sagax AB, Class B (2) (21,443) (395,677)
Skandinaviska Enskilda Banken AB,
Class A (2) (55,094) (1,018,076)
Svenska Cellulosa AB SCA, Class
B (2) (85,420) (990,391)
Svenska Handelsbanken AB, Class
A (2) (149,463) (1,970,480)
Tele2 AB, Class B (2) (6,707) (138,818)
(14,595,853)
Switzerland - ( 3 .5 ) %
ABB Ltd. (Registered) (2) (1,010) (82,121)
Accelleron Industries AG (2) (3,273) (295,834)
Bachem Holding AG, Class B (2) (9,527) (786,128)
Banque Cantonale Vaudoise
(Registered) (2) (3,255) (529,410)
Barry Callebaut AG (Registered) (2) (613) (1,078,019)
Belimo Holding AG (Registered) (2) (1,036) (841,386)
Chocoladefabriken Lindt &
Spruengli AG (2) (39) (547,637)
Cie Financiere Richemont SA
(Registered) (2) (1,022) (180,451)
Clariant AG (Registered) (2) (29,685) (291,239)
DSM-Firmenich AG (2) (6,179) (441,947)
EFG International AG (2) (2,636) (55,956)
Galderma Group AG (2) (3,808) (748,401)
Galenica AG (2)(b) (3,387) (385,603)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - (3.5)% (continued)
Givaudan SA (Registered) (2) (71) (240,087)
Julius Baer Group Ltd. (2) (13,282) (976,944)
Kuehne + Nagel International AG
(Registered) (2) (1,732) (396,637)
Partners Group Holding AG (2) (1,392) (1,500,355)
Sandoz Group AG (2) (4,093) (320,690)
SIG Group AG (2) (57,611) (863,609)
Sika AG (Registered) (2) (3,120) (516,417)
Straumann Holding AG (Registered)
(2) (12,593) (1,317,519)
Sulzer AG (Registered) (2) (620) (129,980)
Swatch Group AG (The) (2) (3,865) (853,243)
Swissquote Group Holding SA
(Registered) (2) (304) (151,009)
Temenos AG (Registered) (2) (2,550) (223,498)
UBS Group AG (Registered) (2) (54,305) (2,117,537)
VAT Group AG (2)(b) (1,369) (854,039)
Ypsomed Holding AG (Registered)
(2) (954) (334,440)
(17,060,136)
Thailand - ( 0 .3 ) %
Fabrinet (3,173) (1,654,783)
United Kingdom - ( 4 .7 ) %
Admiral Group plc (2) (10,895) (455,692)
Babcock International Group plc (2) (16) (248)
BAE Systems plc (2) (80,949) (2,373,304)
Bellway plc (2) (5,767) (141,822)
British American Tobacco plc (2) (5,736) (333,025)
Bunzl plc (2) (10,363) (311,983)
Convatec Group plc (2)(b) (4,306) (12,420)
Croda International plc (2) (31,262) (1,173,973)
Diageo plc (2) (163,387) (3,038,542)
Diploma plc (2) (1,727) (137,887)
Entain plc (2) (3,487) (26,196)
Hiscox Ltd. (2) (10,945) (220,926)
HSBC Holdings plc (2) (47,753) (784,228)
IMI plc (2) (10,220) (347,674)
Informa plc (2) (37,446) (376,097)
Intertek Group plc (2) (1) (49)
ITV plc (2) (390,337) (394,772)
Legal & General Group plc (2) (571,766) (1,879,014)
M&G plc (2) (266,119) (966,660)
Melrose Industries plc (2) (36,972) (250,530)
National Grid plc (2) (23,953) (404,329)
Ocado Group plc (2) (72,568) (174,304)
Pennon Group plc (38,421) (269,272)
Persimmon plc (2) (20,193) (288,263)
Reckitt Benckiser Group plc (2) (17,701) (1,190,221)
RELX plc (2) (24,472) (801,761)
Rentokil Initial plc (2) (114,061) (707,854)
Sage Group plc (The) (2) (1,209) (13,547)
Severn Trent plc (2) (19,987) (819,739)
Smiths Group plc (2) (366) (11,169)
Spirax Group plc (2) (3,375) (302,784)
SSE plc (2) (71,309) (2,465,053)
Tate & Lyle plc (94,733) (453,907)
Taylor Wimpey plc (2) (316,876) (376,360)
Unilever plc (2) (7,864) (431,729)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (4.7)% (continued)
Weir Group plc (The) (2) (8,635) (323,836)
Whitbread plc (2) (6,081) (186,962)
Wise plc, Class A (2) (36,852) (443,779)
WPP plc (2) (38,806) (121,365)
(23,011,276)
United States - ( 101 .9 ) %
AAON, Inc. (36,860) (3,050,165)
Abbott Laboratories (12,010) (1,233,067)
Acadia Healthcare Co., Inc. (89,667) (2,097,311)
Advanced Micro Devices, Inc. (3,095) (629,616)
AeroVironment, Inc. (11,767) (2,153,949)
AES Corp. (The) (10,734) (151,242)
Affirm Holdings, Inc., Class A (22,885) (1,048,591)
Aflac, Inc. (18,381) (2,016,580)
Agilent Technologies, Inc. (4,120) (469,598)
Air Lease Corp., Class A (3,025) (196,444)
Air Products and Chemicals, Inc. (12,520) (3,636,935)
Akamai Technologies, Inc. (13,919) (1,598,597)
Alaska Air Group, Inc. (48,078) (1,768,309)
Alcon AG (2) (4) (302)
Allegion plc (2,986) (433,836)
Alliant Energy Corp. (4,480) (321,485)
Ally Financial, Inc. (4,288) (168,218)
Alphabet, Inc., Class A (12,915) (3,713,837)
Amazon.com, Inc. (25,915) (5,397,316)
Amcor plc (50,216) (1,996,086)
Amentum Holdings, Inc. (25,011) (652,287)
American Airlines Group, Inc. (17,256) (185,329)
American Express Co. (4,186) (1,266,181)
American Financial Group, Inc. (7,371) (941,350)
American International Group, Inc. (8,789) (661,372)
American Water Works Co., Inc. (2,941) (400,241)
AMETEK, Inc. (2,639) (565,696)
Amgen, Inc. (1,959) (689,274)
Aon plc, Class A (2,742) (885,063)
Apellis Pharmaceuticals, Inc. (29,326) (1,179,785)
API Group Corp. (8,454) (342,556)
Apollo Global Management, Inc. (16,518) (1,840,436)
Apple, Inc. (12,841) (3,258,917)
AptarGroup, Inc. (4,280) (539,366)
Aptiv plc (6,352) (441,083)
Armstrong World Industries, Inc. (1,537) (253,298)
Arrowhead Pharmaceuticals, Inc. (426) (26,710)
Arthur J Gallagher & Co. (15,212) (3,294,615)
Ashland, Inc. (3,694) (205,423)
AST SpaceMobile, Inc. (25,270) (2,094,125)
Astera Labs, Inc. (882) (96,667)
Aurora Innovation, Inc. (255,072) (1,050,897)
Automatic Data Processing, Inc. (2,164) (439,682)
AutoZone, Inc. (893) (3,016,358)
Avantor, Inc. (43,257) (339,135)
Avis Budget Group, Inc. (6,582) (959,985)
Axon Enterprise, Inc. (4,792) (2,035,114)
Ball Corp. (13,044) (771,031)
Bank of America Corp. (30,211) (1,472,786)
Baxter International, Inc. (37,096) (623,213)
Becton Dickinson & Co. (6,671) (1,048,881)
BellRing Brands, Inc. (14,688) (236,330)
Bentley Systems, Inc., Class B (15,312) (537,757)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (101.9)% (continued)
BILL Holdings, Inc. (20,629) (790,091)
Bio-Techne Corp. (18,941) (989,857)
BJ's Wholesale Club Holdings, Inc. (2,105) (207,174)
Blackbaud, Inc. (4,279) (165,212)
Blackrock, Inc. (3,214) (3,090,936)
Blackstone, Inc. (16,914) (1,944,941)
Block, Inc., Class A (8,273) (497,869)
Blue Owl Capital, Inc., Class A (13,594) (124,113)
Boeing Co. (The) (6,224) (1,238,763)
Boston Scientific Corp. (6,721) (421,743)
Bright Horizons Family Solutions,
Inc. (1,973) (162,042)
Broadcom, Inc. (3,634) (1,124,759)
Broadridge Financial Solutions, Inc. (1,612) (261,918)
Brown & Brown, Inc. (48,170) (3,141,166)
Brown-Forman Corp., Class B (28,799) (761,446)
Bruker Corp. (25,837) (933,232)
Brunswick Corp. (9,707) (706,281)
Bunge Global SA (27,254) (3,466,709)
BWX Technologies, Inc. (6,602) (1,350,043)
Cadence Design Systems, Inc. (3,830) (1,064,242)
Campbell's Co. (The) (16,795) (374,025)
CarMax, Inc. (8,107) (337,089)
Carrier Global Corp. (54,939) (3,093,615)
Carvana Co., Class A (4,312) (1,355,607)
Caterpillar, Inc. (2,754) (1,951,099)
Cava Group, Inc. (23,384) (1,891,766)
CBRE Group, Inc., Class A (7,069) (957,567)
CCC Intelligent Solutions Holdings,
Inc. (22,693) (136,158)
Celanese Corp., Class A (25,368) (1,668,453)
Celsius Holdings, Inc. (16,752) (594,361)
Cencora, Inc. (4,891) (1,536,459)
CenterPoint Energy, Inc. (9,824) (424,004)
Certara, Inc. (114,868) (654,748)
Charles Schwab Corp. (The) (6,608) (621,020)
Charter Communications, Inc.,
Class A (1,152) (248,694)
Chemed Corp. (2,099) (792,876)
Cheniere Energy, Inc. (2,132) (604,976)
Chevron Corp. (6,777) (1,402,161)
Chipotle Mexican Grill, Inc., Class A (42,044) (1,345,828)
Chord Energy Corp. (1,627) (231,327)
Church & Dwight Co., Inc. (5,226) (487,690)
Churchill Downs, Inc. (2,854) (256,375)
Cisco Systems, Inc. (45,659) (3,542,682)
Citigroup, Inc. (23,196) (2,630,658)
Clarivate plc (10,618) (26,864)
Clearway Energy, Inc., Class C (14,738) (579,056)
Cleveland-Cliffs, Inc. (21,034) (177,737)
Clorox Co. (The) (4,130) (427,992)
Cloudflare, Inc., Class A (5,199) (1,072,762)
CME Group, Inc. (2,354) (695,254)
CNH Industrial NV (2) (12,685) (138,044)
CNH Industrial NV (42,594) (468,534)
Coca-Cola Co. (The) (72,756) (5,533,093)
Coherent Corp. (6,656) (1,585,526)
Coinbase Global, Inc., Class A (8,340) (1,456,247)
Commerce Bancshares, Inc. (2,873) (141,352)
Commvault Systems, Inc. (7,608) (592,587)
INVESTMENTS SHARES VALUE ($)
United States - (101.9)% (continued)
Conagra Brands, Inc. (9,156) (143,932)
ConocoPhillips (10,352) (1,366,464)
Constellation Energy Corp. (5,553) (1,550,675)
Cooper Cos., Inc. (The) (5,582) (399,113)
Corcept Therapeutics, Inc. (21,647) (872,591)
Corpay, Inc. (2,216) (644,834)
CoStar Group, Inc. (62,370) (2,516,006)
Costco Wholesale Corp. (650) (647,680)
Coty, Inc., Class A (30,858) (62,025)
Crane Co. (4,799) (820,629)
CRH plc (5,942) (624,623)
Crowdstrike Holdings, Inc., Class A (9,582) (3,740,909)
CSX Corp. (41,695) (1,711,580)
Cullen/Frost Bankers, Inc. (13,128) (1,799,586)
CVS Health Corp. (15,401) (1,106,100)
Cytokinetics, Inc. (27,208) (1,793,279)
DaVita, Inc. (1,632) (250,822)
Deere & Co. (5,064) (2,852,551)
Delta Air Lines, Inc. (1,387) (92,208)
DENTSPLY SIRONA, Inc. (1,741) (20,196)
Dick's Sporting Goods, Inc. (20,843) (4,132,957)
Dominion Energy, Inc. (10,741) (664,009)
DoorDash, Inc., Class A (7,894) (1,185,284)
DoubleVerify Holdings, Inc. (10,696) (101,612)
Dow, Inc. (17,959) (747,992)
Doximity, Inc., Class A (13,270) (309,191)
DR Horton, Inc. (18,196) (2,496,855)
DT Midstream, Inc. (11,488) (1,547,089)
DTE Energy Co. (5,921) (865,769)
Duke Energy Corp. (3,699) (484,347)
Duolingo, Inc., Class A (3) (296)
Dutch Bros, Inc., Class A (39,126) (1,982,123)
Dycom Industries, Inc. (768) (260,214)
Eastman Chemical Co. (4,901) (374,044)
Eaton Corp. plc (7,768) (2,778,381)
EchoStar Corp., Class A (12,001) (1,404,957)
Ecolab, Inc. (586) (155,888)
Elanco Animal Health, Inc. (22,970) (549,672)
elf Beauty, Inc. (18,400) (1,115,224)
Eli Lilly & Co. (1,260) (1,158,910)
Emerson Electric Co. (12,279) (1,608,795)
Enphase Energy, Inc. (58,262) (2,202,886)
Entegris, Inc. (12,340) (1,446,742)
Equifax, Inc. (1,996) (359,420)
Erie Indemnity Co., Class A (1,344) (337,761)
Esab Corp. (6,387) (617,367)
Essent Group Ltd. (1,480) (86,491)
Everus Construction Group, Inc. (806) (95,156)
Experian plc (2) (7,393) (255,757)
Exxon Mobil Corp. (5,937) (1,007,271)
Ferrovial SE (2) (7,437) (483,825)
First American Financial Corp. (1,377) (83,019)
First Citizens BancShares, Inc.,
Class A (1,270) (2,393,518)
First Financial Bankshares, Inc. (11,776) (346,803)
First Solar, Inc. (1,430) (282,082)
Flagstar Bank NA (98,879) (1,302,236)
Floor & Decor Holdings, Inc., Class
A (26,045) (1,323,086)
Flutter Entertainment plc (18,012) (1,836,323)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (101.9)% (continued)
FMC Corp. (28,035) (482,763)
Ford Motor Co. (152,233) (1,756,769)
Fortune Brands Innovations, Inc. (2) (78)
Freeport-McMoRan, Inc. (11,330) (665,977)
Freshpet, Inc. (8,729) (514,662)
FTI Consulting, Inc. (614) (108,537)
Garmin Ltd. (6,000) (1,392,060)
GATX Corp. (3,058) (522,123)
GE HealthCare Technologies, Inc. (11,419) (812,804)
Generac Holdings, Inc. (3,138) (612,946)
General Mills, Inc. (9,472) (352,548)
Gentex Corp. (11,810) (258,049)
Genuine Parts Co. (5,675) (600,131)
GFL Environmental, Inc. (9,556) (398,630)
Gilead Sciences, Inc. (12,024) (1,675,785)
Glacier Bancorp, Inc. (17,293) (772,478)
Globant SA (20,324) (937,140)
Globus Medical, Inc., Class A (4,874) (419,944)
Goldman Sachs Group, Inc. (The) (2,292) (1,939,009)
Goodyear Tire & Rubber Co. (The) (28,315) (187,728)
Graphic Packaging Holding Co. (13,181) (131,019)
GXO Logistics, Inc. (1,620) (83,997)
Haleon plc (2) (114,768) (567,986)
Hamilton Lane, Inc., Class A (2,118) (210,529)
Harley-Davidson, Inc. (4,775) (96,551)
HCA Healthcare, Inc. (1,648) (779,900)
Henry Schein, Inc. (14,523) (1,070,345)
Hershey Co. (The) (2,368) (492,284)
Hewlett Packard Enterprise Co. (22,837) (543,749)
Hilton Grand Vacations, Inc. (38,615) (1,510,619)
Hilton Worldwide Holdings, Inc. (3,387) (1,029,919)
Hims & Hers Health, Inc. (9,460) (196,390)
Home BancShares, Inc. (5,384) (144,991)
Home Depot, Inc. (The) (12,375) (4,070,013)
Hormel Foods Corp. (14,008) (317,281)
Howard Hughes Holdings, Inc. (2,043) (129,240)
Hubbell, Inc., Class B (4,663) (2,288,321)
Humana, Inc. (4,288) (743,496)
Huntington Bancshares, Inc. (102,004) (1,596,363)
Huntsman Corp. (28,249) (375,994)
Hyatt Hotels Corp., Class A (14,731) (2,118,170)
IDACORP, Inc. (11,170) (1,596,975)
IDEX Corp. (3,348) (634,613)
Ingersoll Rand, Inc. (10,102) (809,372)
Inspire Medical Systems, Inc. (14,960) (771,637)
Intel Corp. (43,806) (1,933,159)
Intercontinental Exchange, Inc. (4,347) (683,696)
International Business Machines
Corp. (10,465) (2,536,611)
International Flavors & Fragrances,
Inc. (6,249) (453,365)
International Paper Co. (59,891) (2,138,109)
Intuitive Surgical, Inc. (4,166) (1,920,484)
Ionis Pharmaceuticals, Inc. (16,061) (1,206,020)
IonQ, Inc. (72,557) (2,091,818)
IPG Photonics Corp. (8,179) (937,232)
IQVIA Holdings, Inc. (5,351) (912,560)
Iridium Communications, Inc. (15,869) (440,206)
J M Smucker Co. (The) (5,298) (510,939)
James Hardie Industries plc, ADR (40,904) (774,722)
INVESTMENTS SHARES VALUE ($)
United States - (101.9)% (continued)
James Hardie Industries plc,
CHESS (2) (26,483) (488,367)
Johnson & Johnson (11,368) (2,778,794)
JPMorgan Chase & Co. (20,341) (5,983,508)
Kemper Corp. (3,068) (93,758)
Kimberly-Clark Corp. (1,259) (121,456)
Kinder Morgan, Inc. (54,883) (1,840,227)
Kinsale Capital Group, Inc. (1,320) (450,991)
Kirby Corp. (671) (89,162)
KKR & Co., Inc. (20,044) (1,854,070)
Knife River Corp. (5,688) (464,425)
Kratos Defense & Security
Solutions, Inc. (13,749) (969,442)
Labcorp Holdings, Inc. (6,303) (1,681,703)
Lamb Weston Holdings, Inc. (8,965) (378,861)
Lantheus Holdings, Inc. (13,212) (1,002,130)
Las Vegas Sands Corp. (2,615) (140,896)
Lennox International, Inc. (4,564) (2,118,289)
Leonardo DRS, Inc. (1,140) (50,753)
Liberty Live Holdings, Inc., Class C (4,547) (427,918)
Liberty Media Corp-Liberty Formula
One, Class A (4,204) (328,248)
Lincoln National Corp. (3,614) (128,297)
Linde plc (5,856) (2,903,171)
Lithia Motors, Inc., Class A (332) (82,907)
Live Nation Entertainment, Inc. (5,941) (906,062)
LKQ Corp. (17,385) (510,597)
Loar Holdings, Inc. (13,784) (789,685)
Louisiana-Pacific Corp. (8,278) (602,225)
Lowe's Cos., Inc. (7,753) (1,831,879)
LPL Financial Holdings, Inc. (4,886) (1,469,855)
Lululemon Athletica, Inc. (5,190) (794,589)
MACOM Technology Solutions
Holdings, Inc. (884) (196,310)
Madison Square Garden Sports
Corp., Class A (4,759) (1,529,543)
Marathon Petroleum Corp. (1,029) (251,261)
MarketAxess Holdings, Inc. (1,008) (166,300)
Marsh & McLennan Cos., Inc. (5,979) (1,037,058)
Martin Marietta Materials, Inc. (2,198) (1,293,919)
Marvell Technology, Inc. (8,544) (846,283)
MasTec, Inc. (1,236) (397,671)
McCormick & Co., Inc. (Non-Voting) (10,426) (525,887)
McDonald's Corp. (4,379) (1,360,949)
MDU Resources Group, Inc. (39,897) (826,666)
Merck & Co., Inc. (25,551) (3,073,530)
Meta Platforms, Inc., Class A (6,022) (3,445,367)
MetLife, Inc. (8,174) (578,065)
MGM Resorts International (15,515) (574,210)
Microchip Technology, Inc. (14,172) (915,653)
Microsoft Corp. (8,192) (3,032,433)
Middleby Corp. (The) (2,726) (361,413)
Moderna, Inc. (9,279) (471,373)
Molina Healthcare, Inc. (22,126) (2,949,396)
Mondelez International, Inc., Class
A (49,548) (2,855,947)
Monolithic Power Systems, Inc. (392) (428,593)
Morgan Stanley (16,630) (2,736,799)
Mosaic Co. (The) (23,350) (595,425)
Motorola Solutions, Inc. (3,775) (1,638,237)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (101.9)% (continued)
MP Materials Corp. (42,341) (2,043,377)
MSA Safety, Inc. (490) (80,336)
Nasdaq, Inc. (4,882) (414,433)
nCino, Inc. (43,307) (648,739)
Nestle SA (Registered) (2) (12,990) (1,274,203)
Netflix, Inc. (15,903) (1,529,073)
New Jersey Resources Corp. (3,175) (174,371)
Newell Brands, Inc. (73,997) (253,810)
News Corp., Class A (2) (50)
NextEra Energy, Inc. (16,039) (1,489,702)
Nextpower, Inc., Class A (5,859) (706,302)
NIKE, Inc., Class B (54,057) (2,855,291)
NiSource, Inc. (5,293) (246,971)
Nordson Corp. (1,559) (414,788)
Northrop Grumman Corp. (1,931) (1,317,405)
Norwegian Cruise Line Holdings
Ltd. (64,255) (1,201,569)
Novanta, Inc. (10,285) (1,214,761)
NRG Energy, Inc. (12,393) (1,811,113)
Nucor Corp. (2,754) (465,701)
NVR, Inc. (53) (349,261)
Occidental Petroleum Corp. (13,795) (896,675)
Oklo, Inc. (22,611) (1,121,279)
Okta, Inc., Class A (4,801) (377,887)
Old Dominion Freight Line, Inc. (5,489) (1,072,551)
Old National Bancorp (10,875) (240,338)
Olin Corp. (79,307) (2,357,797)
Ollie's Bargain Outlet Holdings, Inc. (2,941) (270,690)
Omnicom Group, Inc. (13,250) (997,858)
ON Semiconductor Corp. (6,736) (417,093)
OneMain Holdings, Inc. (5,571) (297,993)
ONEOK, Inc. (23,852) (2,155,982)
Option Care Health, Inc. (19,191) (516,622)
Oracle Corp. (35,052) (5,156,499)
O'Reilly Automotive, Inc. (22,667) (2,092,391)
Organon & Co. (19,699) (117,997)
Ormat Technologies, Inc. (3,452) (386,348)
PACCAR, Inc. (7,471) (862,901)
Packaging Corp. of America (10,738) (2,278,818)
Palantir Technologies, Inc., Class A (7,320) (1,070,770)
Parker-Hannifin Corp. (2,281) (2,042,042)
Parsons Corp. (22,953) (1,243,364)
Paychex, Inc. (8,474) (780,625)
Paycom Software, Inc. (832) (101,121)
Paylocity Holding Corp. (3,748) (404,934)
PayPal Holdings, Inc. (3,217) (145,505)
Performance Food Group Co. (8,341) (714,490)
Perrigo Co. plc (10,635) (114,220)
Planet Fitness, Inc., Class A (2,769) (205,958)
Plug Power, Inc. (45,474) (102,771)
Pool Corp. (8,679) (1,756,022)
PPL Corp. (32,601) (1,245,358)
Primerica, Inc. (476) (119,228)
Procter & Gamble Co. (The) (11,569) (1,671,026)
Progressive Corp. (The) (2,850) (564,984)
Prosperity Bancshares, Inc. (2,731) (183,469)
Prudential Financial, Inc. (6,037) (589,755)
Public Service Enterprise Group,
Inc. (9,973) (807,314)
QIAGEN NV (2) (3,643) (147,577)
INVESTMENTS SHARES VALUE ($)
United States - (101.9)% (continued)
Qnity Electronics, Inc. (8,252) (952,116)
Quanta Services, Inc. (5,736) (3,149,179)
QuantumScape Corp. (262,673) (1,675,854)
Quest Diagnostics, Inc. (3,604) (706,312)
QXO, Inc. (109,050) (2,117,751)
Range Resources Corp. (8,035) (363,021)
RBC Bearings, Inc. (1,343) (729,410)
Reddit, Inc., Class A (6,593) (887,747)
Regal Rexnord Corp. (2,503) (468,712)
Repligen Corp. (12,251) (1,443,413)
Republic Services, Inc., Class A (7,849) (1,719,088)
Revolution Medicines, Inc. (6,360) (618,510)
Revvity, Inc. (2,950) (258,450)
RH (9,880) (1,381,422)
RLI Corp. (6,637) (378,574)
Robert Half, Inc. (1) (25)
Robinhood Markets, Inc., Class A (19,552) (1,354,954)
Rocket Cos., Inc., Class A (63,796) (909,093)
Rocket Lab Corp. (6,804) (436,953)
Roper Technologies, Inc. (1,469) (519,820)
Royal Caribbean Cruises Ltd. (4,288) (1,179,972)
RTX Corp. (10,023) (1,933,437)
Ryan Specialty Holdings, Inc.,
Class A (53,577) (1,807,688)
Saia, Inc. (3,585) (1,259,339)
Salesforce, Inc. (17,310) (3,231,258)
Samsara, Inc., Class A (1,080) (34,225)
Schneider Electric SE (2) (7,601) (2,070,373)
Scotts Miracle-Gro Co. (The) (722) (43,905)
Seaboard Corp. (3) (16,962)
Sempra (12,234) (1,188,778)
SentinelOne, Inc., Class A (15,460) (199,125)
Service Corp. International (9,595) (791,683)
SharkNinja, Inc. (15,035) (1,592,207)
Sherwin-Williams Co. (The) (626) (200,664)
Shift4 Payments, Inc., Class A (12,455) (544,657)
Silgan Holdings, Inc. (22,097) (857,364)
Simpson Manufacturing Co., Inc. (1,358) (233,060)
Sirius XM Holdings, Inc. (12,582) (290,393)
SLB Ltd. (23,929) (1,229,711)
SLM Corp. (45,500) (974,155)
Snap, Inc., Class A (11) (51)
SoFi Technologies, Inc. (113,476) (1,801,999)
Solstice Advanced Materials, Inc. (2,146) (163,439)
Somnigroup International, Inc. (20,600) (1,522,752)
Sonoco Products Co. (15,236) (824,115)
Southern Co. (The) (30,294) (2,923,977)
SOUTHSTATE BANK Corp. (4,640) (429,293)
Southwest Gas Holdings, Inc. (3,310) (287,639)
SPX Technologies, Inc. (6) (1,200)
Starbucks Corp. (36,117) (3,235,722)
Stellantis NV (2) (63,630) (459,891)
Strategy, Inc., Class A (9,647) (1,203,946)
Stryker Corp. (3,122) (1,025,858)
Summit Therapeutics, Inc. (48,228) (914,403)
Sunbelt Rentals Holdings, Inc. (2) (9,292) (592,749)
Super Micro Computer, Inc. (101,487) (2,310,859)
Synopsys, Inc. (11,037) (4,375,949)
Take-Two Interactive Software, Inc. (6,264) (1,237,140)
Targa Resources Corp. (341) (85,499)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (101.9)% (continued)
Teledyne Technologies, Inc. (1,908) (1,154,359)
Teleflex, Inc. (15,375) (1,839,004)
Tempus AI, Inc., Class A (41,180) (1,862,160)
Tesla, Inc. (15,123) (5,621,974)
Texas Capital Bancshares, Inc. (2,197) (208,451)
Texas Instruments, Inc. (6,476) (1,257,251)
Texas Pacific Land Corp. (185) (87,794)
TFS Financial Corp. (26) (365)
Thermo Fisher Scientific, Inc. (3,489) (1,714,948)
TJX Cos., Inc. (The) (7,995) (1,276,802)
Toast, Inc., Class A (45,819) (1,214,662)
TopBuild Corp. (4,960) (1,742,448)
TPG, Inc. (9,970) (403,885)
Tractor Supply Co. (16,609) (752,388)
Trade Desk, Inc. (The), Class A (33,126) (751,629)
TransDigm Group, Inc. (965) (1,118,396)
TransUnion (6,247) (432,230)
Trex Co., Inc. (19,827) (722,099)
TTM Technologies, Inc. (3,975) (387,245)
Twilio, Inc., Class A (2,078) (261,454)
Tyler Technologies, Inc. (2,525) (864,510)
U-Haul Holding Co. (6,439) (287,630)
Ultragenyx Pharmaceutical, Inc. (64,247) (1,345,975)
UMB Financial Corp. (1,068) (120,460)
Under Armour, Inc., Class A (99,914) (590,492)
Union Pacific Corp. (1,778) (431,378)
United Airlines Holdings, Inc. (6,714) (618,158)
United Parcel Service, Inc., Class B (8,660) (851,971)
United Rentals, Inc. (664) (483,764)
UnitedHealth Group, Inc. (10,732) (2,903,972)
Unity Software, Inc. (29,203) (640,714)
Universal Display Corp. (19,426) (1,780,587)
Vail Resorts, Inc. (4,916) (630,821)
Valvoline, Inc. (24,946) (840,181)
Vertex Pharmaceuticals, Inc. (5,415) (2,418,014)
VF Corp. (62,198) (1,056,744)
Viking Therapeutics, Inc. (4,306) (140,117)
Virtu Financial, Inc., Class A (18,550) (815,829)
Visteon Corp. (1,913) (174,293)
Vistra Corp. (10,738) (1,614,244)
Vulcan Materials Co. (2,495) (679,389)
W R Berkley Corp. (6,411) (424,921)
Walmart, Inc. (41,498) (5,157,370)
Waste Connections, Inc. (4,685) (761,031)
Waste Management, Inc. (16,408) (3,770,394)
Waters Corp. (1,149) (342,172)
Watsco, Inc. (3,586) (1,304,551)
Weatherford International plc (5,257) (497,207)
WEC Energy Group, Inc. (7,098) (821,735)
Wells Fargo & Co. (51,203) (4,076,270)
Wendy's Co. (The) (101,704) (706,843)
West Pharmaceutical Services, Inc. (2,702) (677,229)
Western Alliance Bancorp (10,547) (747,255)
Westlake Corp. (29,267) (3,418,971)
WEX, Inc. (1,537) (235,222)
Whirlpool Corp. (2,247) (121,158)
White Mountains Insurance Group
Ltd. (151) (331,741)
Williams Cos., Inc. (The) (31,546) (2,295,918)
Williams-Sonoma, Inc. (6,181) (1,126,982)
INVESTMENTS SHARES VALUE ($)
United States - (101.9)% (continued)
WillScot Holdings Corp. (24,330) (422,369)
Wingstop, Inc. (4,431) (686,672)
Wintrust Financial Corp. (5,362) (744,996)
WW Grainger, Inc. (401) (437,415)
Wyndham Hotels & Resorts, Inc. (12,049) (978,740)
Wynn Resorts Ltd. (2,268) (230,315)
Xcel Energy, Inc. (28,539) (2,267,138)
Xylem, Inc. (3,614) (431,873)
Zillow Group, Inc., Class C (10,301) (426,255)
ZoomInfo Technologies, Inc., Class
A (14,368) (85,921)
(497,830,594)
Zambia - ( 0 .0 ) % †
First Quantum Minerals Ltd. (3,964) (94,776)
TOTAL COMMON STOCKS
(Proceeds $(889,084,121))                                                     (794,758,910)
PREFERRED STOCKS - (0.5)%
Germany - ( 0 .5 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(b) (22,366) (1,018,868)
Sartorius AG (Preference) (2) (4,096) (1,024,888)
Volkswagen AG (Preference) (2) (3,640) (372,345)
TOTAL PREFERRED STOCKS
(Proceeds $(3,321,220))                                                     (2,416,101)
TOTAL SHORT POSITIONS
(Proceeds $(892,405,341)) (797,175,011)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 59.5%
(Cost $17,479,723) 291,111,552
OTHER ASSETS IN EXCESS OF
LIABILITIES - 40.5%
‡
197,795,360
NET ASSETS - 100.0% 488,906,912

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (1,035,764) ( 0 .2 ) %
Consumer Discretionary (20,466,712) ( 4 .1 )
Consumer Staples (2,305,101) ( 0 .5 )
Energy 16,001,879 3 .2
Financials 10,146,469 2 .1
Health Care (4,462,372) ( 0 .9 )
Industrials 9,686,241 2 .0
Information Technology 40,568,488 8 .3
Materials (7,126,049) ( 1 .5 )
Purchased Options 1,591,383 0 .3
Real Estate (3,515,120) ( 0 .7 )
Utilities (7,296,878) ( 1 .5 )
Investment Companies 181,776,188 37 .1
U.S. Treasury Obligations 77,548,900 15 .9
Total Investments In Securities
At Value 291,111,552 59 .5
Other Assets in Excess of
Liabilities ‡ 197,795,360 40 .5
Net Assets
$ 488,906,912 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures, swap and written option contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at March 31,
2026 amounted to $746,222,650, which is inclusive of rehypothecated amounts disclosed below. Additional securities sold but not yet settled totaling $7,913,435 were also segregated. In addition, $149,192,429 of cash collateral was also pledged.
(b) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2026 amounted to $7,149,790 of investments in securities and $(9,623,607) of securities sold short, which represents 1.46% and (1.97)% of net assets of the Fund, respectively.
(c) All or a portion of this security has been rehypothecated. Total value of all such securities at March 31, 2026 amounted to $128,169,410. Additional securities sold but not yet settled totaling $911,403 were also rehypothecated.
(d) Represents 7-day effective yield as of March 31, 2026.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
(h) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at March 31, 2026 amounted to $(238,152) of securities sold short, which represents (0.05)% of net assets of the Fund.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Written put option contracts (premium-style) outstanding as of March 31, 2026:
Over-the-Counter
D ESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE
PREMIUM
PAID
(RECEIVED) VALUE
S&P 500 Index JPMC 33 USD (21,544,116) USD 5,600 6/18/2026 $ (215,363) $ (180,856)
$ (215,363) $ (180,856)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
Forward effective interest rate swap contracts outstanding as of March 31, 2026:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 3.00% Semi 9/20/2028 CAD 25,600,000 $ 45,561 $ 1,297 $ 46,858
Pay 1D CORRA Semi 3.00% Semi 9/20/2028 CAD 25,600,000 45,383 1,476 46,859
Pay 1D SOFR Annual 4.00% Annual 9/17/2036 USD 3,100,000 26,894 – 26,894
Pay 1D SOFR Annual 4.00% Annual 9/17/2036 USD 3,000,000 26,027 – 26,027
Pay 1D SONIA Annual 4.50% Annual 9/20/2028 GBP 21,900,000 23,586 90,357 113,943
Pay 1D SONIA Annual 4.50% Annual 9/20/2028 GBP 21,900,000 24,031 89,837 113,868
Pay 3M BBR Qtrly 4.00% Semi 6/14/2028 NZD 22,800,000 84,623 17,200 101,823
Pay 3M BBR Qtrly 4.00% Semi 6/14/2028 NZD 22,900,000 84,995 17,275 102,270
Pay 3M BBR Qtrly 4.00% Semi 9/13/2028 NZD 74,600,000 98,550 62,582 161,132
Pay 3M BBR Qtrly 4.00% Semi 9/13/2028 NZD 133,900,000 176,887 112,329 289,216
Pay 6M NIBOR Semi 5.00% Annual 9/20/2028 NOK 165,300,000 10,045 26,927 36,972
Pay 6M NIBOR Semi 5.00% Annual 9/20/2028 NOK 165,300,000 10,045 26,927 36,972
Receive 1D SOFR Annual 3.50% Annual 6/21/2028 USD 28,700,000 (34,651) 90,545 55,894
Receive 1D SOFR Annual 3.50% Annual 6/21/2028 USD 28,700,000 (34,651) 90,545 55,894
Receive 1D SOFR Annual 3.50% Annual 9/20/2028 USD 118,200,000 (187,589) 344,134 156,545
Receive 1D SOFR Annual 3.50% Annual 9/20/2028 USD 118,300,000 (187,787) 344,467 156,680
Receive 1D TONAR Annual 1.50% Annual 9/20/2028 JPY 8,865,600,000 (66,888) 149,448 82,560
Receive 1D TONAR Annual 1.50% Annual 9/20/2028 JPY 8,865,600,000 (66,888) 149,447 82,559
Receive 3M BBR Qtrly 4.50% Qtrly 6/08/2028 AUD 100,000 229 (25) 204
Receive 3M BBR Qtrly 4.50% Qtrly 9/07/2028 AUD 146,500,000 274,543 64,971 339,514
Receive 3M BBR Qtrly 4.50% Qtrly 9/07/2028 AUD 146,600,000 272,907 67,915 340,822
Receive 6M EURIBOR Semi 3.00% Annual 9/17/2036 EUR 13,700,000 28,456 125,550 154,006
Receive 6M EURIBOR Semi 3.00% Annual 9/17/2036 EUR 13,800,000 31,470 123,609 155,079
685,778 1,996,813 2,682,591
Pay 1D SARON Annual 0.00% Annual 9/20/2028 CHF 23,900,000 (182,348) 45,421 (136,927)
Pay 1D SARON Annual 0.00% Annual 9/20/2028 CHF 24,000,000 (183,135) 45,635 (137,500)
Pay 1D SOFR Annual 3.50% Annual 9/17/2036 USD 16,400,000 (428,863) (109,062) (537,925)
Pay 1D SOFR Annual 3.50% Annual 9/17/2036 USD 16,300,000 (424,688) (109,957) (534,645)
Pay 1D TONAR Annual 2.00% Annual 6/18/2036 JPY 2,614,300,000 (70,766) (226,381) (297,147)
Pay 1D TONAR Annual 2.00% Annual 6/18/2036 JPY 2,614,300,000 (70,766) (226,381) (297,147)
Pay 1D TONAR Annual 2.00% Annual 9/17/2036 JPY 1,544,800,000 (88,691) (132,252) (220,943)
Pay 1D TONAR Annual 2.00% Annual 9/17/2036 JPY 1,544,700,000 (88,651) (132,278) (220,929)
Pay 3M BBR Qtrly 4.50% Qtrly 6/08/2028 AUD 100,000 (84) (120) (204)
Pay 3M STIBOR Qtrly 2.00% Annual 6/21/2028 SEK 197,700,000 (15,635) (289,949) (305,584)
Pay 3M STIBOR Qtrly 2.00% Annual 6/21/2028 SEK 197,700,000 (15,635) (289,949) (305,584)
Pay 3M STIBOR Qtrly 2.50% Annual 9/20/2028 SEK 90,600,000 (1,302) (58,455) (59,757)
Pay 3M STIBOR Qtrly 2.50% Annual 9/20/2028 SEK 90,600,000 (1,302) (58,455) (59,757)
Pay 3M STIBOR Qtrly 2.00% Annual 9/20/2028 SEK 224,100,000 (98,661) (276,064) (374,725)
Pay 3M STIBOR Qtrly 2.00% Annual 9/20/2028 SEK 224,100,000 (98,661) (276,063) (374,724)
Pay 6M BBR Semi 5.00% Semi 9/11/2036 AUD 13,500,000 (109,359) 33,055 (76,304)
Pay 6M BBR Semi 5.00% Semi 9/11/2036 AUD 13,400,000 (108,200) 32,724 (75,476)
Receive 1D CORRA Semi 3.50% Semi 9/17/2036 CAD 5,200,000 (50,724) (14,539) (65,263)
Receive 1D CORRA Semi 3.50% Semi 9/17/2036 CAD 5,300,000 (51,699) (14,819) (66,518)
Receive 1D SONIA Annual 4.50% Annual 9/17/2036 GBP 1,300,000 4,576 (6,868) (2,292)
Receive 1D SONIA Annual 4.50% Annual 9/17/2036 GBP 1,200,000 4,764 (6,868) (2,104)
Receive 1D TONAR Annual 1.50% Annual 6/21/2028 JPY 15,474,300,000 (185,175) 116,034 (69,141)
Receive 1D TONAR Annual 1.50% Annual 6/21/2028 JPY 15,474,300,000 (185,172) 116,031 (69,141)
Receive 6M EURIBOR Semi 3.00% Annual 9/20/2028 EUR 17,500,000 (6,582) (26,648) (33,230)
Receive 6M EURIBOR Semi 3.00% Annual 9/20/2028 EUR 17,500,000 (6,869) (26,379) (33,248)
(2,463,628) (1,892,587) (4,356,215)
$ (1,777,850) $ 104,226 $ (1,673,624)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at March 31, 2026 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.27%
1 Day Secured Overnight Financing Rate (“SOFR”): 3.68%
1 Day Sterling Overnight Index Average (“SONIA”): 3.73%
1 Day Swiss Average Rate Overnight (“SARON”): -0.07%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.72%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.31%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 2.19%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.78%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.48%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.66%
Total return swap contracts outstanding as of March 31, 2026 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index April
Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
At termination MSCS 04/17/2026 EUR (957,840) $ 5,591
WIG20 Index June
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 06/19/2026 PLN 4,718,660 20,452
MSCI Australia Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the BBR
Monthly BANA 06/17/2026 AUD (2,066,564) 40,913
MSCI Canada Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the CORRA
plus or minus
a specified
spread
(-0.64%)
Monthly BANA 06/17/2026 CAD (203,479) 879
MSCI South Africa
Net Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the JIBAR
plus or minus
a specified
spread
(-0.55%)
Monthly BANA 06/17/2026 ZAR (8,830,630) 16,985

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Switzerland
Net Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the SARON
plus or minus
a specified
spread
(-0.24%)
Monthly BANA 06/17/2026 CHF (533,490) $ 2,551
Total unrealized appreciation 87,371
HSCEI April Futures Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination MSCS 04/29/2026 HKD 38,024,350 (85,881)
iBovespa Index April
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 04/15/2026 BRL 17,949,198 (27,329)
KOSPI 200 Index
June Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination MSCS 06/11/2026 KRW 936,562,500 (13,790)
Swiss Market Index
June Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
Monthly MLIN 06/19/2026 CHF (17,360,640) (154,264)
TAIEX Index April
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination MLIN 04/15/2026 TWD 57,517,200 (104,593)
MSCI Mexico Net
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the TIIEOIS
plus or minus
a specified
spread (0.10%)
Monthly BANA 06/17/2026 MXN (8,011,532) (22,056)
MSCI Sweden Net
Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread
(-1.79%)
Increases in
total return of
reference entity
Monthly BANA 06/17/2026 SEK 15,218,221 (62,285)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Tel Aviv Stock
Exchange 35 Index
Decreases in
total return
of reference
entity and pays
the SHIRON
plus or minus
a specified
spread
(0.82%)
Increases in
total return of
reference entity
Monthly BANA 06/17/2026 ILS 71,601 $ (656)
Total unrealized depreciation (470,854)
Net unrealized depreciation $ (383,483)
Futures contracts outstanding as of March 31, 2026:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 236 4/2026 USD $ 24,536,920 $ 758,553
Hang Seng Index 6 4/2026 HKD 947,113 (6,722)
HSCEI 75 4/2026 HKD 3,996,678 (31,612)
IBEX 35 Index 64 4/2026 EUR 12,550,867 (209,931)
MSCI Singapore Index 28 4/2026 SGD 950,828 2,328
Natural Gas 175 4/2026 USD 5,047,000 (479,583)
NY Harbor ULSD 10 4/2026 USD 1,727,796 109,014
OMXS30 Index 864 4/2026 SEK 26,650,188 (733,452)
RBOB Gasoline 23 4/2026 USD 3,094,967 168,185
SGX FTSE Taiwan Index 205 4/2026 USD 21,180,600 (1,132,933)
Sugar No. 11 89 4/2026 USD 1,547,034 164,433
WTI Crude Oil 62 4/2026 USD 6,285,560 (52,062)
Coffee 'C' 49 5/2026 USD 5,482,181 112,214
Copper 4 5/2026 USD 561,400 11,143
Feeder Cattle 4 5/2026 USD 732,950 41,187
KC HRW Wheat 26 5/2026 USD 826,150 77,405
Low Sulphur Gasoil 75 5/2026 USD 9,294,375 1,984,423
Soybean Meal 88 5/2026 USD 2,784,320 44,957
Soybean Oil 114 5/2026 USD 4,711,392 689,265
Wheat 40 5/2026 USD 1,232,500 85,172
100 oz Gold 24 6/2026 USD 11,228,640 287,198
DJIA CBOT E-Mini Index 6 6/2026 USD 1,397,460 (6,683)
Euro STOXX 50 Index 274 6/2026 EUR 17,402,824 (374,775)
Euro-Bobl 114 6/2026 EUR 15,236,207 (297,878)
Euro-BTP 49 6/2026 EUR 6,642,346 (231,997)
Euro-Bund 215 6/2026 EUR 31,239,909 22,883
Euro-Buxl 1 6/2026 EUR 127,860 1,334
Euro-OAT 74 6/2026 EUR 10,187,824 (341,244)
FTSE 100 Index 217 6/2026 GBP 29,293,690 (511,153)
FTSE/MIB Index 189 6/2026 EUR 47,597,117 (40,301)
KOSPI 200 Index 26 6/2026 KRW 3,179,659 (431,760)
Lean Hogs 33 6/2026 USD 1,386,660 (49,995)
Live Cattle 51 6/2026 USD 4,962,810 277,831
LME Aluminum Base Metal 124 6/2026 USD 10,794,634 900,340
LME Copper Base Metal 16 6/2026 USD 4,933,408 (185,284)
LME Lead Base Metal 15 6/2026 USD 711,330 (27,312)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 22 6/2026 USD $ 2,255,351 $ (30,104)
LME Zinc Base Metal 23 6/2026 USD 1,864,725 (53,661)
Long Gilt 667 6/2026 GBP 77,972,535 (3,353,423)
MSCI Emerging Markets Index 9 6/2026 USD 654,570 (18,929)
NASDAQ 100 E-Mini Index 1 6/2026 USD 478,300 (13,881)
Russell 2000 E-Mini Index 67 6/2026 USD 8,415,870 58,262
S&P 500 E-Mini Index 321 6/2026 USD 105,460,537 (2,310,310)
S&P Midcap 400 E-Mini Index 21 6/2026 USD 7,132,650 59,589
SET50 Index 699 6/2026 THB 4,075,310 36,373
TOPIX Index 91 6/2026 JPY 20,091,616 (476,200)
U.S. Treasury 5 Year Note 142 6/2026 USD 15,360,406 (218,945)
U.S. Treasury Long Bond 15 6/2026 USD 1,703,906 (52,612)
U.S. Treasury Ultra Bond 20 6/2026 USD 2,325,625 (87,000)
3 Month Euro Euribor 8 9/2026 EUR 2,249,631 (7,829)
3 Month SARON 2 3/2027 CHF 624,031 (2,153)
3 Month SARON 4 6/2027 CHF 1,247,374 (2,730)
3 Month SARON 1 9/2027 CHF 311,828 (409)
Total of long contracts (5,880,774)
Short Contracts
CAC 40 10 Euro Index (124) 4/2026 EUR (11,215,213) (70,911)
IFSC NIFTY 50 Index (47) 4/2026 USD (2,113,261) 36,410
SGX FTSE China A50 Index (12) 4/2026 USD (174,432) 540
Cocoa (6) 5/2026 USD (198,000) 26,395
Cocoa (35) 5/2026 GBP (1,152,128) 54,764
Corn (246) 5/2026 USD (5,630,325) 21,911
Cotton No. 2 (6) 5/2026 USD (210,000) (15,764)
Silver (1) 5/2026 USD (374,595) (23,870)
Soybean (86) 5/2026 USD (5,035,300) 30,795
Australia 10 Year Bond (1,127) 6/2026 AUD (83,913,501) (107,484)
Australia 3 Year Bond (64) 6/2026 AUD (4,582,071) 9,998
Canada 10 Year Bond (15) 6/2026 CAD (1,293,185) (4,729)
DAX Index (76) 6/2026 EUR (50,152,678) 1,926,720
Euro-Schatz (29) 6/2026 EUR (3,547,385) (1,890)
FTSE/JSE Top 40 Index (133) 6/2026 ZAR (8,401,175) (187,929)
Japan 10 Year Bond (8) 6/2026 JPY (6,575,218) 24,670
LME Aluminum Base Metal (10) 6/2026 USD (870,535) (16,466)
LME Copper Base Metal (9) 6/2026 USD (2,775,042) 145,060
LME Lead Base Metal (8) 6/2026 USD (379,376) 9,818
LME Nickel Base Metal (9) 6/2026 USD (922,643) 32,432
LME Zinc Base Metal (8) 6/2026 USD (648,600) (9,573)
MEX BOLSA Index (1) 6/2026 MXN (38,301) (887)
MSCI EAFE Index (4) 6/2026 USD (580,220) (6,442)
Nikkei 225 Index (1) 6/2026 JPY (322,359) 17,774
S&P/TSX 60 Index (88) 6/2026 CAD (24,137,215) (239,196)
SPI 200 Index (544) 6/2026 AUD (79,880,203) 955,843
U.S. Treasury 10 Year Note (472) 6/2026 USD (52,384,625) 104,168
U.S. Treasury 2 Year Note (130) 6/2026 USD (26,971,953) 2,971
Cocoa (2) 7/2026 GBP (66,498) (746)
90-Day Australian Bank Bill (53) 9/2026 AUD (36,146,662) 26,708
90-Day New Zealand Bill (10) 9/2026 NZD (5,705,421) 237
3 Month CORRA (54) 12/2026 CAD (9,454,173) 6,355
3 Month Euro Euribor (15) 12/2026 EUR (4,215,240) 23,463
3 Month SOFR (50) 12/2026 USD (12,042,500) 45,787
3 Month SONIA (11) 12/2026 GBP (3,485,386) 11,119
90-Day Australian Bank Bill (50) 12/2026 AUD (34,095,639) 35,938
90-Day New Zealand Bill (8) 12/2026 NZD (4,559,983) 772
3 Month CORRA (27) 3/2027 CAD (4,718,838) (6,499)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
3 Month Euro Euribor (24) 3/2027 EUR $ (6,741,957) $ 25,071
3 Month SOFR (54) 3/2027 USD (13,009,950) 46,702
3 Month SONIA (4) 3/2027 GBP (1,267,148) (179)
90-Day Australian Bank Bill (81) 3/2027 AUD (55,236,280) 30,232
90-Day New Zealand Bill (7) 3/2027 NZD (3,986,670) (430)
3 Month CORRA (27) 6/2027 CAD (4,712,044) 6,802
3 Month Euro Euribor (8) 6/2027 EUR (2,247,782) (971)
3 Month SOFR (44) 6/2027 USD (10,602,900) 39,320
3 Month SONIA (13) 6/2027 GBP (4,118,233) 3,077
90-Day Australian Bank Bill (19) 6/2027 AUD (12,958,237) 3,409
3 Month CORRA (36) 9/2027 CAD (6,279,815) (63)
3 Month Euro Euribor (11) 9/2027 EUR (3,092,289) (857)
3 Month SOFR (30) 9/2027 USD (7,233,750) 18,819
3 Month SONIA (11) 9/2027 GBP (3,486,660) (1,443)
3 Month Euro Euribor (12) 12/2027 EUR (3,375,140) (1,937)
3 Month SOFR (29) 12/2027 USD (6,998,787) 9,363
3 Month SONIA (11) 12/2027 GBP (3,489,572) (3,384)
3 Month Euro Euribor (11) 3/2028 EUR (3,094,037) (2,383)
3 Month SOFR (29) 3/2028 USD (7,003,138) 3,026
3 Month SONIA (12) 3/2028 GBP (3,809,586) (3,094)
3 Month SOFR (28) 6/2028 USD (6,761,300) 6,030
3 Month SONIA (11) 6/2028 GBP (3,492,848) (2,924)
Total of short contracts 3,032,448
Net unrealized depreciation $ (2,848,326)
Forward foreign currency exchange contracts outstanding as of March 31, 2026:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 13,539,000 USD 9,268,637 CITI 6/17/2026 $ 62,055
AUD 13,539,000 USD 9,268,619 JPMC 6/17/2026 62,074
BRL 45,981,050 USD 8,617,451 CITI
**
6/17/2026 109,552
BRL 45,981,050 USD 8,617,434 JPMC
**
6/17/2026 109,569
CAD 1,465,000 USD 1,055,670 CITI 6/17/2026 984
CAD 1,465,000 USD 1,055,668 JPMC 6/17/2026 986
CNY 12,995,748 USD 1,892,313 CITI
**
6/17/2026 4,607
CNY 12,995,748 USD 1,892,309 JPMC
**
6/17/2026 4,611
COP 6,650,865,500 USD 1,738,215 CITI
**
6/17/2026 40,199
COP 6,650,865,500 USD 1,738,212 JPMC
**
6/17/2026 40,203
CZK 5,000,000 USD 235,636 CITI 6/17/2026 38
CZK 5,000,000 USD 235,636 JPMC 6/17/2026 38
EUR 4,292,916 USD 4,959,949 CITI 6/17/2026 19,475
EUR 4,292,916 USD 4,959,939 JPMC 6/17/2026 19,485
GBP 146,500 USD 193,427 CITI 6/17/2026 435
GBP 146,500 USD 193,427 JPMC 6/17/2026 436
HUF 196,989,849 USD 583,149 CITI 6/17/2026 6,112
HUF 196,989,849 USD 583,148 JPMC 6/17/2026 6,113
INR 20,000,000 USD 209,852 CITI
**
6/17/2026 879
INR 20,000,000 USD 209,851 JPMC
**
6/17/2026 879
JPY 910,000,000 USD 5,735,817 CITI 6/17/2026 35,172
JPY 910,000,000 USD 5,735,806 JPMC 6/17/2026 35,184
KRW 949,997,500 USD 629,159 CITI
**
6/17/2026 3,752
KRW 950,002,500 USD 629,161 JPMC
**
6/17/2026 3,753

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
MXN 8,000,000 USD 439,943 CITI 6/17/2026 $ 3,440
MXN 8,000,000 USD 439,942 JPMC 6/17/2026 3,440
NOK 30,000,000 USD 3,082,689 CITI 6/17/2026 13,555
NOK 30,000,000 USD 3,082,683 JPMC 6/17/2026 13,561
NZD 26,639,001 USD 15,320,524 CITI 6/17/2026 28,999
NZD 26,638,999 USD 15,320,493 JPMC 6/17/2026 29,030
PEN 297,388 USD 84,969 CITI
**
6/17/2026 140
PEN 297,388 USD 84,968 JPMC
**
6/17/2026 140
PLN 2,931,500 USD 784,807 CITI 6/17/2026 4,669
PLN 2,931,501 USD 784,806 JPMC 6/17/2026 4,671
SEK 500,000 USD 52,518 CITI 6/17/2026 504
SEK 500,000 USD 52,518 JPMC 6/17/2026 505
THB 7,500,000 USD 228,200 CITI 6/17/2026 637
THB 7,500,000 USD 228,199 JPMC 6/17/2026 638
TWD 13,821,225 USD 429,853 CITI
**
6/17/2026 215
TWD 10,269,468 USD 319,387 JPMC
**
6/17/2026 162
USD 10,350,666 AUD 14,544,419 CITI 6/17/2026 327,067
USD 10,350,684 AUD 14,544,416 JPMC 6/17/2026 327,088
USD 25,842,312 CAD 35,053,254 CITI 6/17/2026 559,605
USD 25,842,360 CAD 35,053,249 JPMC 6/17/2026 559,657
USD 58,540,298 CHF 45,031,456 CITI 6/17/2026 1,747,056
USD 58,528,609 CHF 45,022,328 JPMC 6/17/2026 1,746,879
USD 218,455 CLP 200,000,000 CITI
**
6/17/2026 2,388
USD 218,456 CLP 200,000,000 JPMC
**
6/17/2026 2,388
USD 6,507,472 CNY 44,350,779 CITI
**
6/17/2026 33,827
USD 6,373,469 CNY 43,434,671 JPMC
**
6/17/2026 33,543
USD 3,000,644 CZK 61,942,875 CITI 6/17/2026 80,981
USD 2,999,271 CZK 61,942,875 JPMC 6/17/2026 79,608
USD 975,754 DKK 6,262,500 CITI 6/17/2026 2,947
USD 975,756 DKK 6,262,500 JPMC 6/17/2026 2,949
USD 19,537,433 EUR 16,538,238 CITI 6/17/2026 354,458
USD 19,528,495 EUR 16,530,763 JPMC 6/17/2026 354,191
USD 14,550,831 GBP 10,803,306 CITI 6/17/2026 254,879
USD 14,550,860 GBP 10,803,306 JPMC 6/17/2026 254,908
USD 789,630 HKD 6,150,000 CITI 6/17/2026 2,156
USD 789,631 HKD 6,150,000 JPMC 6/17/2026 2,158
USD 332,984 HUF 107,743,408 CITI 6/17/2026 10,688
USD 190,959 HUF 62,256,592 JPMC 6/17/2026 4,729
USD 711,662 IDR 12,005,151,000 CITI
**
6/17/2026 6,047
USD 711,664 IDR 12,005,151,000 JPMC
**
6/17/2026 6,049
USD 8,665,196 ILS 26,843,749 CITI 6/17/2026 107,999
USD 8,664,449 ILS 26,843,749 JPMC 6/17/2026 107,252
USD 11,213,801 INR 1,040,079,001 CITI
**
6/17/2026 254,978
USD 11,213,662 INR 1,040,078,999 JPMC
**
6/17/2026 254,839
USD 8,000,941 JPY 1,254,129,960 CITI 6/17/2026 47,566
USD 8,000,957 JPY 1,254,129,958 JPMC 6/17/2026 47,582
USD 2,459,321 KRW 3,622,916,667 CITI
**
6/17/2026 45,647
USD 2,459,325 KRW 3,622,916,666 JPMC
**
6/17/2026 45,651
USD 12,783,862 MXN 224,738,061 CITI 6/17/2026 328,252
USD 12,894,269 MXN 226,695,815 JPMC 6/17/2026 330,155
USD 6,045,751 NOK 57,886,948 CITI 6/17/2026 71,347
USD 5,955,226 NOK 57,018,779 JPMC 6/17/2026 70,424
USD 8,832,780 NZD 14,720,619 CITI 6/17/2026 350,686
USD 8,832,798 NZD 14,720,620 JPMC 6/17/2026 350,704
USD 1,556,598 PHP 93,176,500 CITI
**
6/17/2026 26,900
USD 1,556,601 PHP 93,176,500 JPMC
**
6/17/2026 26,903
USD 5,946,057 PLN 21,546,633 CITI 6/17/2026 143,375
USD 6,082,564 PLN 22,027,868 JPMC 6/17/2026 150,282

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 14,017,090 SEK 126,992,645 CITI 6/17/2026 $ 550,247
USD 14,020,898 SEK 127,026,353 JPMC 6/17/2026 550,480
USD 19,051,403 SGD 23,996,719 CITI 6/17/2026 286,402
USD 19,051,441 SGD 23,996,719 JPMC 6/17/2026 286,440
USD 8,854,558 THB 275,658,334 CITI 6/17/2026 443,786
USD 8,854,576 THB 275,658,336 JPMC 6/17/2026 443,804
USD 469,633 TWD 15,000,000 CITI
**
6/17/2026 2,886
USD 469,634 TWD 15,000,000 JPMC
**
6/17/2026 2,887
USD 3,333,978 ZAR 55,555,872 CITI 6/17/2026 69,860
USD 3,327,300 ZAR 55,444,129 JPMC 6/17/2026 69,748
ZAR 5,500,000 USD 319,390 CITI 6/17/2026 3,756
ZAR 5,500,000 USD 319,389 JPMC 6/17/2026 3,757
Total unrealized appreciation 12,901,738
AUD 30,354,001 USD 21,389,972 CITI 6/17/2026 (470,862)
AUD 30,353,999 USD 21,389,927 JPMC 6/17/2026 (470,817)
CAD 43,897,974 USD 32,240,347 CITI 6/17/2026 (578,250)
CAD 43,897,969 USD 32,240,279 JPMC 6/17/2026 (578,182)
CHF 2,008,564 USD 2,587,383 CITI 6/17/2026 (54,202)
CHF 1,999,436 USD 2,575,559 JPMC 6/17/2026 (53,889)
CLP 1,277,390,313 USD 1,440,760 CITI
**
6/17/2026 (60,747)
CLP 1,277,390,313 USD 1,440,757 JPMC
**
6/17/2026 (60,743)
CNY 29,423,461 USD 4,309,778 CITI
**
6/17/2026 (14,992)
CNY 28,616,346 USD 4,191,803 JPMC
**
6/17/2026 (14,826)
CZK 11,500,000 USD 544,661 CITI 6/17/2026 (2,611)
CZK 11,500,000 USD 544,660 JPMC 6/17/2026 (2,611)
DKK 1,985,000 USD 315,501 CITI 6/17/2026 (7,154)
DKK 1,985,000 USD 315,500 JPMC 6/17/2026 (7,154)
EUR 26,616,341 USD 31,112,475 CITI 6/17/2026 (239,744)
EUR 26,608,866 USD 31,103,576 JPMC 6/17/2026 (239,515)
GBP 15,121,502 USD 20,173,580 CITI 6/17/2026 (163,384)
GBP 15,121,502 USD 20,173,539 JPMC 6/17/2026 (163,343)
HUF 1,075,974,167 USD 3,317,697 CITI 6/17/2026 (99,107)
HUF 1,030,487,349 USD 3,173,363 JPMC 6/17/2026 (90,839)
ILS 3,463,500 USD 1,112,683 CITI 6/17/2026 (8,596)
ILS 3,463,500 USD 1,112,681 JPMC 6/17/2026 (8,592)
INR 677,731,501 USD 7,384,879 CITI
**
6/17/2026 (243,942)
INR 677,731,499 USD 7,384,864 JPMC
**
6/17/2026 (243,926)
JPY 7,450,578,080 USD 48,048,117 CITI 6/17/2026 (798,432)
JPY 7,450,578,078 USD 48,048,011 JPMC 6/17/2026 (798,330)
KRW 27,481,160,780 USD 19,055,608 CITI
**
6/17/2026 (747,000)
KRW 27,481,155,779 USD 19,055,602 JPMC
**
6/17/2026 (746,996)
MXN 58,605,123 USD 3,317,539 CITI 6/17/2026 (69,481)
MXN 60,562,877 USD 3,428,052 JPMC 6/17/2026 (71,489)
NOK 134,510,602 USD 14,043,064 CITI 6/17/2026 (160,472)
NOK 133,642,433 USD 13,952,726 JPMC 6/17/2026 (159,738)
NZD 13,837,499 USD 8,144,275 CITI 6/17/2026 (171,040)
NZD 13,837,501 USD 8,144,259 JPMC 6/17/2026 (171,024)
PEN 3,865,976 USD 1,142,689 CITI
**
6/17/2026 (36,295)
PEN 3,865,976 USD 1,142,687 JPMC
**
6/17/2026 (36,293)
PLN 3,848,237 USD 1,059,104 CITI 6/17/2026 (22,744)
PLN 4,341,095 USD 1,195,909 JPMC 6/17/2026 (26,819)
SEK 143,483,146 USD 15,643,938 CITI 6/17/2026 (428,373)
SEK 143,516,854 USD 15,647,590 JPMC 6/17/2026 (428,449)
SGD 648,000 USD 508,403 CITI 6/17/2026 (1,678)
SGD 648,000 USD 508,402 JPMC 6/17/2026 (1,677)
THB 35,999,999 USD 1,130,713 CITI 6/17/2026 (32,295)
THB 36,000,001 USD 1,130,711 JPMC 6/17/2026 (32,294)
TWD 578,075,411 USD 18,339,675 CITI
**
6/17/2026 (352,011)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
TWD 581,627,168 USD 18,450,772 JPMC
**
6/17/2026 $ (352,592)
USD 1,579,022 BRL 8,399,500 CITI
**
6/17/2026 (15,167)
USD 1,579,025 BRL 8,399,500 JPMC
**
6/17/2026 (15,164)
USD 106,211 CAD 147,500 CITI 6/17/2026 (176)
USD 106,211 CAD 147,500 JPMC 6/17/2026 (176)
USD 1,234,037 CHF 979,500 CITI 6/17/2026 (1,299)
USD 1,234,039 CHF 979,500 JPMC 6/17/2026 (1,297)
USD 4,493,036 CNY 30,859,676 CITI
**
6/17/2026 (11,386)
USD 4,508,887 CNY 30,968,669 JPMC
**
6/17/2026 (11,444)
USD 11,771,960 EUR 10,193,500 CITI 6/17/2026 (51,648)
USD 11,771,984 EUR 10,193,500 JPMC 6/17/2026 (51,625)
USD 15,685,580 GBP 11,886,500 CITI 6/17/2026 (43,757)
USD 15,685,611 GBP 11,886,500 JPMC 6/17/2026 (43,726)
USD 944,199 HUF 320,000,001 CITI 6/17/2026 (13,025)
USD 944,201 HUF 319,999,999 JPMC 6/17/2026 (13,023)
USD 908,979 ILS 2,869,000 CITI 6/17/2026 (5,595)
USD 908,981 ILS 2,869,000 JPMC 6/17/2026 (5,593)
USD 421,007 INR 40,000,000 CITI
**
6/17/2026 (455)
USD 421,007 INR 40,000,000 JPMC
**
6/17/2026 (454)
USD 7,147,577 JPY 1,130,000,000 CITI 6/17/2026 (18,597)
USD 7,147,591 JPY 1,130,000,000 JPMC 6/17/2026 (18,583)
USD 65,699 KRW 100,000,000 CITI
**
6/17/2026 (923)
USD 65,699 KRW 100,000,000 JPMC
**
6/17/2026 (923)
USD 471,085 MXN 8,500,000 CITI 6/17/2026 (9)
USD 471,086 MXN 8,500,000 JPMC 6/17/2026 (8)
USD 5,602,806 NOK 54,500,000 CITI 6/17/2026 (22,038)
USD 5,602,817 NOK 54,500,000 JPMC 6/17/2026 (22,027)
USD 102,338 NZD 178,500 CITI 6/17/2026 (515)
USD 102,338 NZD 178,500 JPMC 6/17/2026 (514)
USD 327,768 PHP 20,000,000 CITI
**
6/17/2026 (576)
USD 327,769 PHP 20,000,000 JPMC
**
6/17/2026 (576)
USD 34,503 PLN 128,238 CITI 6/17/2026 (32)
USD 37,631 PLN 139,861 JPMC 6/17/2026 (35)
USD 10,611,872 SEK 101,000,000 CITI 6/17/2026 (98,600)
USD 10,611,893 SEK 101,000,000 JPMC 6/17/2026 (98,578)
USD 380,690 SGD 489,000 CITI 6/17/2026 (1,699)
USD 380,691 SGD 489,000 JPMC 6/17/2026 (1,698)
USD 186,544 TWD 6,000,000 CITI
**
6/17/2026 (155)
USD 186,545 TWD 6,000,000 JPMC
**
6/17/2026 (154)
USD 4,004,551 ZAR 68,500,000 CITI 6/17/2026 (20,083)
USD 4,004,559 ZAR 68,500,000 JPMC 6/17/2026 (20,075)
ZAR 95,260,692 USD 5,839,985 CITI 6/17/2026 (243,056)
ZAR 95,148,949 USD 5,831,241 JPMC 6/17/2026 (240,881)
Total unrealized depreciation (10,618,895)
Net unrealized appreciation $ 2,282,843
** Non-deliverable forward foreign currency exchange contracts.

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
(Continued)
AQR CVX FUSION FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 150.3%
COMMON STOCKS - 65.5%
Australia - 1 .1%
ALS Ltd. (2)(a) 457 6,709
ANZ Group Holdings Ltd. (2)(a) 335 8,424
Aurizon Holdings Ltd. (2)(a) 2,322 6,410
BHP Group Ltd. (2)(a) 790 28,584
Brambles Ltd. (2)(a) 363 5,697
Evolution Mining Ltd. (2)(a) 3,077 27,708
Glencore plc (2)(a) 8,426 63,817
IGO Ltd. (2)*(a) 2,923 16,319
Mineral Resources Ltd. (2)*(a) 501 19,245
Northern Star Resources Ltd. (2)(a) 304 4,419
OceanaGold Corp. (a) 240 7,567
Orica Ltd. (2)(a) 297 4,174
PLS Group Ltd. (2)*(a) 6,157 22,544
Qantas Airways Ltd. (2)(a) 1,228 7,214
QBE Insurance Group Ltd. (2)(a) 817 12,056
Sonic Healthcare Ltd. (2)(a) 328 4,660
South32 Ltd. (2)(a) 10,333 31,288
Technology One Ltd. (2)(a) 693 13,155
Telstra Group Ltd. (2)(a) 2,570 9,487
Westpac Banking Corp. (2)(a) 439 12,132
Whitehaven Coal Ltd. (2)(a) 2,411 15,557
327,166
Austria - 0 .0% †
Mondi plc (2)(a) 179 2,024
Belgium - 0 .2%
Ageas SA/NV (2)(a) 154 11,336
Anheuser-Busch InBev SA/NV (2)
(a) 149 10,309
KBC Group NV (2)(a) 32 3,917
Liberty Global Ltd., Class A *(a)(b) 1,689 20,420
UCB SA (2)(a) 40 12,052
Umicore SA (2)(a) 250 4,769
62,803
Brazil - 0 .1%
Wheaton Precious Metals Corp. (a)
(b) 163 21,396
Yara International ASA (2) 293 17,127
38,523
Burkina Faso - 0 .0% †
IAMGOLD Corp. * 568 10,681
Canada - 1 .6%
Agnico Eagle Mines Ltd. (a) 64 12,991
Alamos Gold, Inc., Class A (a) 596 26,516
ARC Resources Ltd. (a) 136 2,830
Aritzia, Inc. *(a) 42 3,427
Atco Ltd., Class I (a) 49 2,398
Bank of Montreal (a) 103 13,951
Bank of Nova Scotia (The) (a) 477 33,080
Barrick Mining Corp. (a) 549 22,436
Brookfield Infrastructure Corp.,
Class A (a) 45 1,778
Canadian Imperial Bank of
Commerce (a) 284 26,916
INVESTMENTS SHARES VALUE ($)
Canada - 1.6% (continued)
Canadian Natural Resources Ltd.
(a) 507 24,732
Capital Power Corp. (a) 137 6,489
Capstone Copper Corp. *(a) 384 2,896
Celestica, Inc. *(a) 140 39,494
Cenovus Energy, Inc. (a) 347 9,209
Finning International, Inc. (a) 229 14,170
First Majestic Silver Corp. (a) 560 12,004
George Weston Ltd. (a) 60 4,239
iA Financial Corp., Inc. (a) 34 3,773
Kinross Gold Corp. (a) 716 21,890
Loblaw Cos. Ltd. (a) 119 5,425
Lundin Gold, Inc. (a) 242 18,494
Magna International, Inc. (a) 187 10,444
Manulife Financial Corp. (a) 776 26,731
Nutrien Ltd. (a) 49 3,699
Pan American Silver Corp. (a) 489 26,751
Royal Bank of Canada (a) 174 28,129
Suncor Energy, Inc. (a) 146 9,657
TFI International, Inc. (a) 63 6,857
Toromont Industries Ltd. (a) 56 7,840
Toronto-Dominion Bank (The) (a) 163 15,223
Whitecap Resources, Inc. (a) 501 5,654
450,123
China - 0 .2%
BOC Hong Kong Holdings Ltd. (2) 1,000 5,517
Yangzijiang Shipbuilding Holdings
Ltd. (2) 13,800 40,991
46,508
Denmark - 0 .4%
Danske Bank A/S (2)(a) 1,153 56,822
Genmab A/S (2)*(a) 40 10,773
ISS A/S (2)(a) 645 23,493
Jyske Bank A/S (Registered) (2)(a) 93 12,762
Orsted A/S (2)*(a)(c) 211 5,233
Vestas Wind Systems A/S (2)(a) 524 15,810
124,893
Finland - 0 .4%
Elisa OYJ (2)(a) 143 6,966
Kone OYJ, Class B (2)(a) 205 13,087
Konecranes OYJ (2)(a) 165 5,415
Nordea Bank Abp (2)(a) 2,096 36,091
Wartsila OYJ Abp (2)(a) 1,495 55,686
117,245
France - 1 .9%
Air France-KLM (2)*(a) 878 8,899
Airbus SE (2)(a) 65 12,290
Amundi SA (2)(a)(c) 78 6,703
Arkema SA (2)(a) 49 3,364
Bouygues SA (2)(a) 134 7,766
Carrefour SA (2)(a) 3,010 55,733
Credit Agricole SA (2)(a) 2,672 49,871
Danone SA (2)(a) 249 19,897
Dassault Aviation SA (2)(a) 30 11,166
Eiffage SA (2)(a) 185 28,373
Forvia SE (2)*(a) 78 893

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR CVX FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
France - 1.9% (continued)
Gaztransport Et Technigaz SA (2)(a) 38 8,937
Getlink SE (2)(a) 62 1,338
LVMH Moet Hennessy Louis Vuitton
SE (2)(a) 38 20,773
Safran SA (2)(a) 96 31,414
SEB SA (2)(a) 81 4,185
Societe Generale SA (2)(a) 1,292 94,338
Thales SA (2)(a) 156 45,746
TotalEnergies SE (2)(a) 1,079 99,024
Valeo SE (2)(a) 737 9,025
Veolia Environnement SA (2)(a) 46 1,752
Vinci SA (2)(a) 143 21,464
542,951
Germany - 1 .7%
adidas AG (2)(a) 426 68,951
Aurubis AG (2)(a) 49 8,715
Bayer AG (Registered) (2)(a) 494 22,861
Commerzbank AG (2)(a) 618 22,544
Daimler Truck Holding AG (2)(a) 447 22,013
Deutsche Bank AG (Registered)
(2)(a) 1,274 37,914
Deutsche Lufthansa AG
(Registered) (2)(a) 5,660 48,199
Deutsche Post AG (2)(a) 527 27,777
E.ON SE (2)(a) 1,409 30,859
Freenet AG (2)(a) 638 19,645
Fresenius Medical Care AG (2)(a) 362 16,405
GEA Group AG (2)(a) 85 6,096
Heidelberg Materials AG (2)(a) 197 41,574
HUGO BOSS AG (2)(a) 218 9,436
KION Group AG (2)(a) 62 3,313
Knorr-Bremse AG (2)(a) 48 5,484
Mercedes-Benz Group AG (2)(a) 485 29,810
RWE AG (2)(a) 315 21,193
Siemens AG (Registered) (2)(a) 40 9,745
Talanx AG (2)(a) 137 17,000
Wacker Chemie AG (2)(a) 36 3,564
473,098
Hong Kong - 0 .0% †
Techtronic Industries Co. Ltd. (2)(a) 500 6,640
Italy - 1 .2%
A2A SpA (2)(a) 381 1,079
Azimut Holding SpA (2)(a) 159 6,042
Banca Monte dei Paschi di Siena
SpA (2)(a) 2,346 20,470
Davide Campari-Milano NV (2)(a) 1,347 9,624
Enel SpA (2)(a) 3,334 36,450
Generali (2)(a) 611 24,581
Intesa Sanpaolo SpA (2)(a) 4,154 25,123
Italgas SpA (2)(a) 918 10,694
Leonardo SpA (2)(a) 791 53,803
Pirelli & C SpA (2)(a)(c) 1,490 10,310
Poste Italiane SpA (2)(a)(c) 1,619 38,109
Prysmian SpA (2)(a) 271 32,003
Saipem SpA (2)(a) 5,535 25,325
Snam SpA (2)(a) 1,549 11,734
Telecom Italia SpA (2)*(a) 14,103 9,902
INVESTMENTS SHARES VALUE ($)
Italy - 1.2% (continued)
UniCredit SpA (2)(a) 241 17,290
Unipol Assicurazioni SpA (2)(a) 571 13,264
345,803
Ivory Coast - 0 .1%
Endeavour Mining plc (2)(a) 440 26,510
Japan - 7 .6%
Advantest Corp. (2)(a) 300 41,402
Aeon Co. Ltd. (2)(a) 1,500 17,934
Aisin Corp. (2)(a) 500 7,044
ANA Holdings, Inc. (2)(a) 800 14,327
Asahi Intecc Co. Ltd. (2)(a) 700 14,948
Asahi Kasei Corp. (2)(a) 300 2,935
Astellas Pharma, Inc. (2)(a) 4,600 74,989
Azbil Corp. (2)(a) 300 2,621
Bandai Namco Holdings, Inc. (2)(a) 100 2,467
Brother Industries Ltd. (2)(a) 800 14,810
Chubu Electric Power Co., Inc. (2)
(a) 1,300 21,433
Chugai Pharmaceutical Co. Ltd. (2)
(a) 300 16,545
Concordia Financial Group Ltd. (2)
(a) 2,600 23,208
Dai Nippon Printing Co. Ltd. (2)(a) 1,700 30,974
Daiichi Life Group, Inc. (2)(a) 800 7,378
ENEOS Holdings, Inc. (2)(a) 1,800 16,218
Fuji Electric Co. Ltd. (2)(a) 100 7,005
Fujikura Ltd. (2)(a) 1,800 49,504
Fukuoka Financial Group, Inc. (2)
(a) 800 30,636
Hitachi Construction Machinery Co.
Ltd. (2)(a) 400 13,735
IHI Corp. (2)(a) 1,400 28,886
Inpex Corp. (2)(a) 1,000 29,580
Isetan Mitsukoshi Holdings Ltd. (2)
(a) 2,500 46,064
Japan Post Bank Co. Ltd. (2)(a) 600 9,786
Japan Post Insurance Co. Ltd. (2)
(a) 2,100 21,180
Japan Tobacco, Inc. (2)(a) 700 26,855
JFE Holdings, Inc. (2)(a) 500 5,854
Kajima Corp. (2)(a) 900 34,334
Kandenko Co. Ltd. (2)(a) 200 7,596
Kansai Electric Power Co., Inc.
(The) (2)(a) 3,100 51,541
Kawasaki Heavy Industries Ltd. (2)
(a) 2,500 47,018
Kawasaki Kisen Kaisha Ltd. (2)(a) 200 3,378
Kinden Corp. (2)(a) 600 26,993
Kirin Holdings Co. Ltd. (2)(a) 200 3,181
Kobe Steel Ltd. (2)(a) 1,100 13,350
Komatsu Ltd. (2)(a) 400 15,928
Kyoto Financial Group, Inc. (2)(a) 700 18,444
Kyushu Electric Power Co., Inc. (2)
(a) 2,200 25,501
LY Corp. (2)(a) 4,000 9,645
Makita Corp. (2)(a) 200 6,573
Marubeni Corp. (2)(a) 700 25,607
Mitsubishi Chemical Group Corp.
(2)(a) 3,400 19,877

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 7.6% (continued)
Mitsubishi Electric Corp. (2)(a) 400 13,083
Mitsubishi Heavy Industries Ltd. (2)
(a) 200 5,495
Mitsui Chemicals, Inc. (2)(a) 700 8,456
Mitsui Kinzoku Co. Ltd. (2)(a) 100 18,968
Mitsui OSK Lines Ltd. (2)(a) 800 33,249
Mizuho Financial Group, Inc. (2)(a) 1,400 56,677
MS&AD Insurance Group Holdings,
Inc. (2)(a) 1,400 36,534
Murata Manufacturing Co. Ltd. (2)
(a) 800 17,950
NGK Corp. (2)(a) 200 5,155
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 600 13,561
Nippon Steel Corp. (2)(a) 4,000 14,750
Nippon Yusen KK (2)(a) 400 14,694
Nissan Chemical Corp. (2)(a) 500 19,443
Niterra Co. Ltd. (2)(a) 600 28,291
Nomura Holdings, Inc. (2)(a) 9,600 75,592
NTT, Inc. (2)(a) 36,900 36,917
Obayashi Corp. (2)(a) 1,200 29,065
Oji Holdings Corp. (2)(a) 2,400 12,984
Omron Corp. (2)(a) 500 14,385
Ono Pharmaceutical Co. Ltd. (2)(a) 600 9,630
Open House Group Co. Ltd. (2)(a) 100 6,409
ORIX Corp. (2)(a) 1,500 44,507
Otsuka Holdings Co. Ltd. (2)(a) 700 49,680
Panasonic Holdings Corp. (2)(a) 2,600 43,606
Resona Holdings, Inc. (2)(a) 2,800 31,942
Ricoh Co. Ltd. (2)(a) 700 5,917
Rohm Co. Ltd. (2)(a) 200 3,985
Seiko Epson Corp. (2)(a) 600 7,418
Shimizu Corp. (2)(a) 2,500 44,853
Shiseido Co. Ltd. (2)(a) 500 10,215
Shizuoka Financial Group, Inc. (2)
(a) 2,500 41,511
Sojitz Corp. (2)(a) 1,300 51,476
Sony Financial Group, Inc. (2)(a)(b) 17,500 16,031
Sumitomo Corp. (2)(a) 700 26,193
Sumitomo Electric Industries Ltd.
(2)(a) 1,200 68,184
Sumitomo Forestry Co. Ltd. (2)(a) 2,100 19,107
Sumitomo Metal Mining Co. Ltd.
(2)(a) 300 17,461
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 1,400 44,599
Taisei Corp. (2)(a) 200 20,720
TBS Holdings, Inc. (2)(a) 400 14,413
Tokyo Century Corp. (2)(a) 300 3,883
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 7,100 29,256
Tokyo Gas Co. Ltd. (2)(a) 1,000 47,096
Tosoh Corp. (2)(a) 100 1,486
Toyo Suisan Kaisha Ltd. (2)(a) 200 14,065
Toyota Industries Corp. (2) 53 6,854
Toyota Motor Corp. (2)(a) 1,400 29,102
Toyota Tsusho Corp. (2)(a) 700 27,130
USS Co. Ltd. (2)(a) 500 5,259
Yamazaki Baking Co. Ltd. (2)(a) 700 15,647
Yokogawa Electric Corp. (2)(a) 900 27,813
INVESTMENTS SHARES VALUE ($)
Japan - 7.6% (continued)
Zensho Holdings Co. Ltd. (2)(a) 100 5,838
2,133,819
Luxembourg - 0 .1%
ArcelorMittal SA (2) 740 38,378
Mexico - 0 .0% †
Fresnillo plc (2) 155 6,871
Netherlands - 1 .0%
ABN AMRO Bank NV, CVA (2)(a)(c) 1,284 40,704
Argenx SE (2)*(a) 8 5,806
ASML Holding NV (2)(a) 74 98,402
ASR Nederland NV (2)(a) 236 16,248
BE Semiconductor Industries NV
(2)(a) 74 15,850
Koninklijke Ahold Delhaize NV (a) 483 22,493
Koninklijke KPN NV (2)(a) 3,107 17,317
NN Group NV (2)(a) 595 46,467
Randstad NV (2)(a) 232 6,055
SBM Offshore NV (2)(a) 175 6,979
276,321
Nigeria - 0 .0% †
Airtel Africa plc (2)(c) 2,691 12,409
Norway - 0 .3%
Equinor ASA (2)(a) 607 25,861
Frontline plc (2)(a) 404 14,195
Kongsberg Gruppen ASA (a) 212 9,037
Mowi ASA (2)(a) 93 2,115
Norsk Hydro ASA (2)(a) 2,372 25,282
Orkla ASA (2)(a) 524 6,594
Storebrand ASA (2)(a) 279 5,036
88,120
Portugal - 0 .1%
Banco Comercial Portugues SA,
Class R (2) 17,045 16,602
EDP SA (2) 522 2,762
19,364
Singapore - 0 .2%
DBS Group Holdings Ltd. (2) 500 22,250
Singapore Technologies
Engineering Ltd. (2) 600 5,092
Singapore Telecommunications Ltd. 4,200 16,138
43,480
South Africa - 0 .0% †
Anglo American plc (2) 65 2,791
Spain - 0 .4%
Acciona SA (2)(a) 12 3,156
ACS Actividades de Construccion y
Servicios SA (2)(a) 24 2,927
Bankinter SA (2)(a) 182 2,882
Enagas SA (a) 138 2,734
Fluidra SA (2)(a) 28 650
Indra Sistemas SA (2)(a) 581 32,472
Mapfre SA (2)(a) 325 1,448

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR CVX FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Spain - 0.4% (continued)
Repsol SA (2)(a) 2,256 63,503
109,772
Sweden - 1 .0%
Alfa Laval AB (2)(a) 169 9,244
Autoliv, Inc. (a)(b) 240 25,238
Boliden AB (2)*(a) 670 35,123
Embracer Group AB (2)*(a) 124 639
Husqvarna AB, Class B (2)(a) 129 511
Saab AB, Class B (2)(a) 502 32,856
Sandvik AB (2)(a) 517 19,874
Securitas AB, Class B (2)(a) 279 4,673
SSAB AB, Class B (2)(a) 1,869 14,734
Svenska Handelsbanken AB, Class
A (2)(a) 523 6,895
Swedbank AB, Class A (2)(a) 535 18,235
Tele2 AB, Class B (2)(a) 90 1,863
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 5,763 65,699
Telia Co. AB (2)(a) 8,416 43,117
Volvo AB, Class B (2)(a) 642 21,109
299,810
Switzerland - 0 .8%
ABB Ltd. (Registered) (2)(a) 932 75,778
Accelleron Industries AG (2)(a) 44 3,977
Avolta AG (2)*(a) 55 3,298
Barry Callebaut AG (Registered)
(2)(a) 7 12,310
Belimo Holding AG (Registered)
(2)(a) 4 3,249
Clariant AG (Registered) (2)*(a) 118 1,158
DSM-Firmenich AG (2)(a) 113 8,082
Flughafen Zurich AG (Registered)
(2)(a) 54 16,909
Galderma Group AG (2)(a) 31 6,093
Galenica AG (2)(a)(c) 54 6,148
Julius Baer Group Ltd. (2)(a) 47 3,457
Kuehne + Nagel International AG
(Registered) (2)(a) 14 3,206
Logitech International SA
(Registered) (2)(a) 61 5,665
Schindler Holding AG (2)(a) 84 27,669
SGS SA (Registered) (2)(a) 104 10,960
Swissquote Group Holding SA
(Registered) (2)(a) 22 10,928
Temenos AG (Registered) (2)(a) 142 12,446
UBS Group AG (Registered) (2)(a) 210 8,189
VAT Group AG (2)(a)(c) 18 11,229
230,751
Thailand - 0 .1%
Fabrinet *(a)(b) 39 20,339
United Kingdom - 1 .0%
Babcock International Group plc
(2)(a) 236 3,664
Barclays plc (2)(a) 336 1,758
Bellway plc (2)(a) 92 2,262
Burberry Group plc (2)*(a) 550 8,048
Centrica plc (2)(a) 10,368 29,356
INVESTMENTS SHARES VALUE ($)
United Kingdom - 1.0% (continued)
easyJet plc (2)(a) 1,681 7,821
HSBC Holdings plc (2)(a) 282 4,631
Imperial Brands plc (2)(a) 106 4,298
Inchcape plc (a) 179 1,777
International Consolidated Airlines
Group SA (2)(a) 3,651 17,329
ITV plc (2)(a) 2,433 2,461
Lloyds Banking Group plc (2)(a) 61,674 76,441
NatWest Group plc (2)(a) 874 6,475
Next plc (2)(a) 16 2,703
Rolls-Royce Holdings plc (2)(a) 1,190 18,079
Severn Trent plc (2)(a) 52 2,133
TechnipFMC plc (a) 631 43,621
Tesco plc (2)(a) 544 3,419
Unilever plc (2)(a) 210 11,529
Vodafone Group plc (2)(a) 33,905 51,141
298,946
United States - 44 .0%
3M Co. (a)(b) 283 41,100
A O Smith Corp. (a)(b) 60 3,956
Acadia Healthcare Co., Inc. *(a)(b) 289 6,760
Accenture plc, Class A (a) 63 12,492
Acerinox SA (2)(a) 1,227 17,155
Acuity, Inc. (a)(b) 55 15,412
Adobe, Inc. *(a) 540 131,262
ADT, Inc. (a) 5,321 34,959
Advanced Drainage Systems, Inc.
(a) 9 1,234
Advanced Micro Devices, Inc. *(a)
(b) 26 5,289
Aegon Ltd. (2)(a) 6,213 45,437
AES Corp. (The) (a)(b) 406 5,721
Aflac, Inc. (a)(b) 117 12,836
AGCO Corp. (a) 30 3,476
Agilent Technologies, Inc. (a)(b) 773 88,106
Air Lease Corp., Class A (a) 37 2,403
Airbnb, Inc., Class A *(a) 671 84,734
Akamai Technologies, Inc. *(a)(b) 333 38,245
Albemarle Corp. (a) 181 32,495
Albertsons Cos., Inc., Class A (a)(b) 355 6,049
Alcoa Corp. (a) 1,105 73,295
Alexandria Real Estate Equities,
Inc., REIT (a)(b) 1,210 56,168
Align Technology, Inc. *(a)(b) 196 33,600
Allison Transmission Holdings, Inc.
(a)(b) 46 5,385
Allstate Corp. (The) (a) 95 19,697
Ally Financial, Inc. (a) 1,118 43,859
Alphabet, Inc., Class A (a) 89 25,593
Altria Group, Inc. (a) 413 27,254
Amcor plc (a)(b) 410 16,298
Amentum Holdings, Inc. *(a)(b) 599 15,622
Ameren Corp. (a) 465 51,113
American Electric Power Co., Inc.
(a) 359 47,058
American Water Works Co., Inc.
(a)(b) 165 22,455
AMETEK, Inc. (a)(b) 78 16,720
Amkor Technology, Inc. (a)(b) 756 34,043

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 44.0% (continued)
Amphenol Corp., Class A (a) 293 37,021
Antero Resources Corp. *(a) 540 22,918
AP Moller - Maersk A/S, Class B
(2)(a) 8 19,983
APA Corp. (a) 641 27,204
Apellis Pharmaceuticals, Inc. *(a)(b) 127 5,109
API Group Corp. *(a)(b) 103 4,174
Apollo Global Management, Inc.
(a)(b) 114 12,702
Apple, Inc. (a)(b) 69 17,512
Applied Industrial Technologies,
Inc. (a) 141 37,410
AppLovin Corp., Class A *(a)(b) 45 17,910
AptarGroup, Inc. (a) 249 31,379
Aramark (a)(b) 707 28,662
Arista Networks, Inc. *(a) 290 35,606
Arrow Electronics, Inc. *(a) 257 36,856
Ashland, Inc. (a)(b) 160 8,898
Associated Banc-Corp. (a)(b) 88 2,276
Assurant, Inc. (a) 11 2,396
Assured Guaranty Ltd. (a) 171 13,933
AST SpaceMobile, Inc. *(a)(b) 37 3,066
AT&T, Inc. (a) 1,212 35,136
ATI, Inc. *(a) 68 9,891
Atmos Energy Corp. (a)(b) 222 41,008
Aurora Innovation, Inc. *(a)(b) 1,441 5,937
Autodesk, Inc. *(a) 66 15,800
AutoNation, Inc. *(a)(b) 123 24,017
Avnet, Inc. (a)(b) 287 17,685
Axis Capital Holdings Ltd. (a) 398 40,361
Bank of America Corp. (a) 521 25,399
Bank of New York Mellon Corp.
(The) (a)(b) 333 39,504
Becton Dickinson & Co. (a)(b) 92 14,465
Best Buy Co., Inc. (a)(b) 925 59,385
Biogen, Inc. *(a)(b) 87 15,950
Black Hills Corp. (a)(b) 70 4,859
BOK Financial Corp. (a)(b) 68 8,708
Booking Holdings, Inc. (a) 2 8,421
Boston Beer Co., Inc. (The), Class
A *(a) 10 2,304
Brink's Co. (The) (a)(b) 15 1,554
Bristol-Myers Squibb Co. (a)(b) 1,804 109,412
Broadcom, Inc. (a) 161 49,831
Brunswick Corp. (a)(b) 239 17,390
Bunge Global SA (a)(b) 251 31,927
Burlington Stores, Inc. *(a)(b) 108 35,141
Buzzi SpA (2)(a) 126 6,370
Cabot Corp. (a)(b) 102 7,682
CACI International, Inc., Class A
*(a)(b) 41 22,299
Caesars Entertainment, Inc. *(a)(b) 349 9,224
CarMax, Inc. *(a)(b) 898 37,339
Carnival Corp. (a)(b) 364 9,420
Carpenter Technology Corp. (a) 40 15,766
Caterpillar, Inc. (a)(b) 116 82,181
CCC Intelligent Solutions Holdings,
Inc. *(a) 1,166 6,996
Celanese Corp., Class A (a) 37 2,433
Cencora, Inc. (a)(b) 36 11,309
INVESTMENTS SHARES VALUE ($)
United States - 44.0% (continued)
Centene Corp. *(a) 2,129 69,703
CF Industries Holdings, Inc. (a) 317 41,159
CH Robinson Worldwide, Inc. (a)(b) 27 4,484
Charles Schwab Corp. (The) (a)(b) 160 15,037
Charter Communications, Inc.,
Class A *(a)(b) 387 83,546
Chevron Corp. (a) 18 3,724
Chord Energy Corp. (a)(b) 224 31,848
Chubb Ltd. (a) 264 86,046
Church & Dwight Co., Inc. (a)(b) 33 3,080
Churchill Downs, Inc. (a)(b) 254 22,817
Ciena Corp. *(a)(b) 158 61,340
Cirrus Logic, Inc. *(a) 58 8,388
Citigroup, Inc. (a) 422 47,859
Citizens Financial Group, Inc. (a) 876 52,534
Clarivate plc *(a)(b) 1,432 3,623
Clean Harbors, Inc. *(a) 92 26,379
Clorox Co. (The) (a)(b) 230 23,835
CMS Energy Corp. (a)(b) 306 23,739
CNX Resources Corp. *(a)(b) 234 9,021
Coca-Cola Consolidated, Inc. (a) 299 57,330
Cognizant Technology Solutions
Corp., Class A (a) 817 50,123
Coherent Corp. *(a)(b) 24 5,717
Comfort Systems USA, Inc. (a) 38 52,402
Commvault Systems, Inc. *(a) 94 7,322
Concentrix Corp. (a)(b) 302 8,263
ConocoPhillips (a)(b) 384 50,688
Constellation Energy Corp. (a)(b) 134 37,420
Cooper Cos., Inc. (The) *(a)(b) 135 9,653
COPT Defense Properties, REIT
(a)(b) 380 11,628
Corning, Inc. (a)(b) 154 20,939
Corpay, Inc. *(a)(b) 54 15,713
Crane Co. (a) 64 10,944
CRH plc (a)(b) 221 23,232
Crown Holdings, Inc. (a) 746 74,787
CSX Corp. (a)(b) 1,406 57,716
CubeSmart, REIT (a) 711 26,058
Cummins, Inc. (a) 107 57,568
Curtiss-Wright Corp. (a)(b) 45 30,650
Danaher Corp. (a) 491 93,093
Darling Ingredients, Inc. *(a) 209 12,927
DaVita, Inc. *(a)(b) 185 28,433
Delta Air Lines, Inc. (a) 1,142 75,920
DENTSPLY SIRONA, Inc. (a)(b) 2,506 29,070
Dick's Sporting Goods, Inc. (a)(b) 95 18,838
Dillard's, Inc., Class A (a) 6 3,433
Docusign, Inc., Class A *(a)(b) 833 39,493
Domino's Pizza, Inc. (a) 311 111,583
Donaldson Co., Inc. (a)(b) 114 9,675
Dover Corp. (a) 10 2,085
Dow, Inc. (a)(b) 2,540 105,790
DTE Energy Co. (a)(b) 200 29,244
Duke Energy Corp. (a)(b) 182 23,831
DuPont de Nemours, Inc. (a)(b) 82 3,756
East West Bancorp, Inc. (a) 126 13,452
Ecolab, Inc. (a)(b) 77 20,484
Edison International (a)(b) 1,155 84,523
Elastic NV *(a) 465 23,245

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR CVX FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 44.0% (continued)
Electronic Arts, Inc. (a) 72 14,679
elf Beauty, Inc. *(a)(b) 148 8,970
Eli Lilly & Co. (a) 38 34,951
EMCOR Group, Inc. (a) 71 52,420
EnerSys (a) 30 5,212
Envista Holdings Corp. *(a)(b) 329 8,347
EPAM Systems, Inc. *(a) 40 5,416
EPR Properties, REIT (a)(b) 94 4,696
Equity LifeStyle Properties, Inc.,
REIT (a)(b) 448 27,964
Essent Group Ltd. (a) 65 3,799
Etsy, Inc. *(a)(b) 444 22,191
Evercore, Inc., Class A (a)(b) 40 11,940
Everpure, Inc., Class A *(a)(b) 35 2,066
Eversource Energy (a)(b) 633 43,854
Exelixis, Inc. *(a) 757 32,468
ExlService Holdings, Inc. *(a) 1,477 44,975
Expedia Group, Inc. (a)(b) 138 31,863
Exxon Mobil Corp. (a) 103 17,475
Federal Realty Investment Trust,
REIT (a) 153 16,250
Federated Hermes, Inc., Class B
(a)(b) 330 18,714
FedEx Corp. (a) 306 108,990
Ferguson Enterprises, Inc. (a) 59 13,762
Fifth Third Bancorp (a)(b) 286 13,288
First Hawaiian, Inc. (a)(b) 235 5,790
First Industrial Realty Trust, Inc.,
REIT (a) 89 5,149
First Solar, Inc. *(a) 229 45,173
FirstCash Holdings, Inc. (a)(b) 69 12,972
Flex Ltd. *(a)(b) 126 8,248
Flowserve Corp. (a)(b) 177 13,011
Fluor Corp. *(a) 357 16,654
FNB Corp. (a)(b) 547 9,146
Fortinet, Inc. *(a)(b) 855 69,871
FTI Consulting, Inc. *(a) 19 3,359
Gaming and Leisure Properties,
Inc., REIT (a) 351 15,574
Gap, Inc. (The) (a) 247 5,977
Garmin Ltd. (a)(b) 174 40,370
Gartner, Inc. *(a)(b) 388 61,436
GATX Corp. (a)(b) 7 1,195
GCI Liberty, Inc., Class C *(a)(b) 160 5,954
GE Aerospace (a) 108 30,647
GE HealthCare Technologies, Inc.
(a) 100 7,118
GE Vernova, Inc. (a) 23 20,077
General Dynamics Corp. (a) 196 67,271
General Motors Co. (a) 918 68,391
Globe Life, Inc. (a) 63 8,768
Goldman Sachs Group, Inc. (The)
(a)(b) 61 51,605
Graco, Inc. (a) 188 15,914
Graham Holdings Co., Class B (a)
(b) 19 20,088
Greif, Inc., Class A (a)(b) 38 2,549
GSK plc (2)(a) 869 23,937
Guidewire Software, Inc. *(a)(b) 45 6,730
H&R Block, Inc. (a)(b) 70 2,222
INVESTMENTS SHARES VALUE ($)
United States - 44.0% (continued)
Haemonetics Corp. *(a)(b) 102 5,749
Halliburton Co. (a)(b) 406 15,830
Halozyme Therapeutics, Inc. *(a)(b) 149 9,630
Hanover Insurance Group, Inc.
(The) (a) 74 12,828
Hartford Insurance Group, Inc.
(The) (a) 102 13,793
Hasbro, Inc. (a)(b) 709 66,362
HCA Healthcare, Inc. (a) 79 37,386
Hewlett Packard Enterprise Co. (a)
(b) 2,361 56,215
Hexcel Corp. (a)(b) 37 2,994
Hilton Grand Vacations, Inc. *(a)(b) 224 8,763
Holcim AG (2)(a) 557 46,043
Honeywell International, Inc. (a) 200 45,206
Host Hotels & Resorts, Inc., REIT
(a)(b) 376 7,204
Huntington Ingalls Industries, Inc.
(a) 6 2,279
Huntsman Corp. (a) 2,630 35,005
Hyatt Hotels Corp., Class A (a)(b) 30 4,314
IAC, Inc. *(a)(b) 231 9,247
IDEXX Laboratories, Inc. *(a)(b) 18 10,114
Illinois Tool Works, Inc. (a) 155 40,345
Illumina, Inc. *(a)(b) 697 85,912
Incyte Corp. *(a)(b) 252 23,718
Ingredion, Inc. (a)(b) 265 29,855
Insmed, Inc. *(a)(b) 61 9,975
Intel Corp. *(a)(b) 1,164 51,367
InterContinental Hotels Group plc
(2)(a) 65 8,572
International Bancshares Corp. (a)
(b) 92 6,191
International Business Machines
Corp. (a)(b) 317 76,838
Invesco Ltd. (a) 832 20,209
IPG Photonics Corp. *(a)(b) 38 4,354
Iridium Communications, Inc. (a) 1,476 40,944
Iron Mountain, Inc., REIT (a) 112 11,440
ITT, Inc. (a) 36 6,859
J M Smucker Co. (The) (a)(b) 49 4,726
Jacobs Solutions, Inc. (a) 317 40,348
Janus Henderson Group plc (a) 286 14,692
Jazz Pharmaceuticals plc *(a)(b) 197 37,243
JB Hunt Transport Services, Inc. (a) 372 78,827
Johnson & Johnson (a) 59 14,422
Johnson Controls International plc
(a) 193 25,273
Jones Lang LaSalle, Inc. *(a)(b) 51 15,520
Kinder Morgan, Inc. (a) 847 28,400
Kite Realty Group Trust, REIT (a)(b) 550 13,503
KLA Corp. (a)(b) 5 7,362
Knight-Swift Transportation
Holdings, Inc., Class A (a)(b) 45 2,591
Kroger Co. (The) (a) 334 24,168
Kyndryl Holdings, Inc. *(a) 1,010 13,251
Lam Research Corp. (a) 350 74,781
Lamar Advertising Co., Class A,
REIT (a)(b) 237 30,018
Landstar System, Inc. (a) 33 5,290

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 44.0% (continued)
Las Vegas Sands Corp. (a) 1,174 63,255
Lear Corp. (a) 87 10,534
Leidos Holdings, Inc. (a)(b) 126 19,596
Lennox International, Inc. (a) 67 31,097
Leonardo DRS, Inc. (a) 120 5,342
Linde plc (a)(b) 12 5,949
Lineage, Inc., REIT (a) 272 8,911
LivaNova plc *(a) 260 16,526
Lockheed Martin Corp. (a) 148 89,449
Loews Corp. (a)(b) 72 7,685
Lowe's Cos., Inc. (a)(b) 228 53,872
Lucid Group, Inc. *(a)(b) 257 2,449
LyondellBasell Industries NV, Class
A (a)(b) 251 20,221
Macy's, Inc. (a) 2,622 47,432
Manhattan Associates, Inc. *(a)(b) 23 3,062
Marriott Vacations Worldwide Corp.
(a)(b) 132 8,596
Marzetti Co. (The) (a) 12 1,660
MasTec, Inc. *(a) 57 18,339
McDonald's Corp. (a)(b) 242 75,211
McKesson Corp. (a) 61 52,787
Medical Properties Trust, Inc., REIT
(a)(b) 2,649 12,265
Medpace Holdings, Inc. *(a)(b) 140 67,227
Merck & Co., Inc. (a) 935 112,470
Mettler-Toledo International, Inc.
*(a) 38 47,926
MGIC Investment Corp. (a) 398 10,448
Micron Technology, Inc. (a)(b) 247 83,446
MKS, Inc. (a) 19 4,366
Moderna, Inc. *(a)(b) 100 5,080
Mohawk Industries, Inc. *(a)(b) 623 61,341
Molson Coors Beverage Co., Class
B (a)(b) 146 6,287
Monolithic Power Systems, Inc. (a)
(b) 2 2,187
Monster Beverage Corp. *(a)(b) 324 23,477
Moody's Corp. (a)(b) 70 30,538
Morningstar, Inc. (a) 73 12,341
Mosaic Co. (The) (a)(b) 1,736 44,268
MSCI, Inc., Class A (a) 52 28,029
Mueller Industries, Inc. (a)(b) 472 52,298
Murphy Oil Corp. (a)(b) 85 3,506
Nasdaq, Inc. (a)(b) 228 19,355
Natera, Inc. *(a)(b) 143 28,599
Netflix, Inc. *(a) 1,086 104,418
Neurocrine Biosciences, Inc. *(a) 252 33,198
New York Times Co. (The), Class
A (a)(b) 582 48,731
NewMarket Corp. (a)(b) 7 4,487
Newmont Corp. (a) 444 48,063
News Corp., Class A (a)(b) 497 12,390
Nextpower, Inc., Class A *(a)(b) 225 27,124
NiSource, Inc. (a)(b) 431 20,110
Northern Trust Corp. (a) 148 20,656
Northwestern Energy Group, Inc.
(a) 60 3,956
Norwegian Cruise Line Holdings
Ltd. *(a)(b) 1,429 26,722
INVESTMENTS SHARES VALUE ($)
United States - 44.0% (continued)
NOV, Inc. (a) 551 10,364
Novartis AG (Registered) (2)(a) 706 108,366
NRG Energy, Inc. (a) 40 5,846
Nutanix, Inc., Class A *(a) 944 35,881
NVIDIA Corp. (a)(b) 232 40,461
Occidental Petroleum Corp. (a)(b) 1,354 88,009
OGE Energy Corp. (a) 179 8,585
Okta, Inc., Class A *(a)(b) 243 19,127
Old National Bancorp (a)(b) 482 10,652
Old Republic International Corp. (a) 289 11,531
Olin Corp. (a)(b) 689 20,484
Omega Healthcare Investors, Inc.,
REIT (a)(b) 700 30,674
Omnicom Group, Inc. (a)(b) 1,067 80,356
ONE Gas, Inc. (a)(b) 114 9,819
OneMain Holdings, Inc. (a) 832 44,504
Onto Innovation, Inc. *(a) 60 12,304
Oracle Corp. (a) 33 4,855
Organon & Co. (a)(b) 573 3,432
Oshkosh Corp. (a) 60 8,833
Ovintiv, Inc. (a) 666 39,534
Owens Corning (a)(b) 656 70,992
PACCAR, Inc. (a) 226 26,103
Packaging Corp. of America (a)(b) 46 9,762
Park Hotels & Resorts, Inc., REIT
(a)(b) 3,168 33,359
Paylocity Holding Corp. *(a) 176 19,015
PayPal Holdings, Inc. (a)(b) 1,295 58,573
PBF Energy, Inc., Class A (a)(b) 127 6,048
Pegasystems, Inc. (a) 50 2,128
Penn Entertainment, Inc. *(a)(b) 1,869 28,091
Penumbra, Inc. *(a) 55 18,060
PepsiCo, Inc. (a)(b) 165 25,623
Permian Resources Corp., Class
A (a) 139 2,963
Pfizer, Inc. (a) 1,332 37,403
PG&E Corp. (a) 5,352 94,034
Philip Morris International, Inc. (a) 27 4,464
Phillips 66 (a) 188 34,250
Pinnacle West Capital Corp. (a)(b) 63 6,347
PNC Financial Services Group, Inc.
(The) (a)(b) 392 81,571
Polaris, Inc. (a)(b) 309 16,841
Popular, Inc. (a)(b) 214 28,712
Portland General Electric Co. (a) 1,195 63,060
Primerica, Inc. (a)(b) 61 15,279
Principal Financial Group, Inc. (a) 391 35,233
Procore Technologies, Inc. *(a)(b) 75 4,275
Prologis, Inc., REIT (a)(b) 179 23,660
Prosperity Bancshares, Inc. (a)(b) 159 10,682
Prudential Financial, Inc. (a)(b) 150 14,654
PVH Corp. (a)(b) 332 23,160
Ralph Lauren Corp., Class A (a) 46 15,824
Raymond James Financial, Inc. (a) 52 7,529
Reddit, Inc., Class A *(a)(b) 16 2,154
Regeneron Pharmaceuticals, Inc.
(a) 53 40,950
Reinsurance Group of America, Inc.
(a)(b) 231 47,161
RenaissanceRe Holdings Ltd. (a)(b) 155 46,071

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR CVX FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 44.0% (continued)
Reynolds Consumer Products, Inc.
(a)(b) 122 2,584
RH *(a)(b) 155 21,672
RingCentral, Inc., Class A (a) 190 7,066
Rivian Automotive, Inc., Class A
*(a)(b) 1,499 22,560
Roche Holding AG (2)(a) 1 414
Roivant Sciences Ltd. *(a) 500 13,850
Roku, Inc., Class A *(a) 37 3,501
Rollins, Inc. (a)(b) 348 18,587
Ross Stores, Inc. (a) 292 63,256
Royal Gold, Inc. (a) 41 10,434
Royalty Pharma plc, Class A (a)(b) 353 16,933
RTX Corp. (a) 34 6,559
Ryder System, Inc. (a) 161 32,958
Sabra Health Care REIT, Inc., REIT
(a)(b) 676 12,999
Saia, Inc. *(a)(b) 27 9,485
Salesforce, Inc. (a) 29 5,413
Sandisk Corp. *(a)(b) 85 54,004
Sanofi SA (2)(a) 532 51,375
Sarepta Therapeutics, Inc. *(a)(b) 1,018 22,152
Schneider National, Inc., Class B
(a) 48 1,265
Science Applications International
Corp. (a) 253 24,015
Seagate Technology Holdings plc
(a)(b) 75 29,382
Selective Insurance Group, Inc. (a) 454 34,227
SentinelOne, Inc., Class A *(a)(b) 1,872 24,111
Service Corp. International (a)(b) 269 22,195
Signify NV (2)(a)(c) 37 788
Simon Property Group, Inc., REIT
(a) 135 25,182
Simpson Manufacturing Co., Inc. (a) 11 1,888
Smurfit Westrock plc (a)(b) 1,298 51,725
Snap, Inc., Class A *(a)(b) 3,911 17,991
Snap-on, Inc. (a)(b) 74 26,878
Sonoco Products Co. (a)(b) 220 11,900
Southwest Airlines Co. (a)(b) 223 8,378
Southwest Gas Holdings, Inc. (a)(b) 25 2,173
Spire, Inc. (a)(b) 144 13,038
Sprouts Farmers Market, Inc. *(a)
(b) 805 62,090
SS&C Technologies Holdings, Inc.
(a) 384 25,947
StandardAero, Inc. *(a)(b) 550 14,207
Stanley Black & Decker, Inc. (a)(b) 33 2,345
State Street Corp. (a) 225 28,476
Steel Dynamics, Inc. (a)(b) 54 9,720
Stifel Financial Corp. (a) 354 26,168
Synchrony Financial (a) 167 11,359
Synopsys, Inc. *(a)(b) 137 54,318
Talen Energy Corp. *(a) 26 8,300
Target Corp. (a) 650 78,780
Taylor Morrison Home Corp., Class
A *(a) 726 42,282
TD SYNNEX Corp. (a)(b) 67 11,304
Teleflex, Inc. (a) 103 12,320
Tenet Healthcare Corp. *(a)(b) 81 15,286
INVESTMENTS SHARES VALUE ($)
United States - 44.0% (continued)
Teradata Corp. *(a)(b) 126 3,229
Teradyne, Inc. (a) 30 8,894
Texas Capital Bancshares, Inc. *(a) 248 23,530
Texas Instruments, Inc. (a) 16 3,106
Texas Roadhouse, Inc., Class A 22 3,633
Textron, Inc. (a)(b) 649 56,826
TJX Cos., Inc. (The) (a) 536 85,599
T-Mobile US, Inc. (a) 341 71,620
Toll Brothers, Inc. (a)(b) 387 52,814
Toro Co. (The) (a) 318 29,714
Travel + Leisure Co. (a) 135 9,341
Travelers Cos., Inc. (The) (a)(b) 245 71,462
Trex Co., Inc. *(a)(b) 268 9,761
Trimble, Inc. *(a)(b) 59 3,849
Truist Financial Corp. (a)(b) 976 44,867
Tyson Foods, Inc., Class A (a)(b) 911 58,368
UiPath, Inc., Class A *(a)(b) 1,403 15,573
Ultragenyx Pharmaceutical, Inc.
*(a)(b) 1,451 30,398
Under Armour, Inc., Class A *(a)(b) 1,652 9,763
Union Pacific Corp. (a)(b) 227 55,075
United Airlines Holdings, Inc. *(a) 782 71,999
United Parcel Service, Inc., Class
B (a)(b) 835 82,147
United Therapeutics Corp. *(a) 73 43,288
Unity Software, Inc. *(a)(b) 582 12,769
Universal Health Services, Inc.,
Class B (a) 71 12,707
Unum Group (a)(b) 136 9,932
US Bancorp (a) 981 51,022
Valaris Ltd. *(a)(b) 49 4,804
Valmont Industries, Inc. (a) 29 11,588
Veeva Systems, Inc., Class A *(a) 261 45,847
Ventas, Inc., REIT (a)(b) 355 29,032
Versant Media Group, Inc. *(a) 1,209 44,757
Vertiv Holdings Co., Class A (a) 186 46,608
VF Corp. (a)(b) 3,657 62,132
Viatris, Inc. (a)(b) 1,182 15,969
Viking Holdings Ltd. *(a) 453 33,286
Virtu Financial, Inc., Class A (a) 515 22,650
Voya Financial, Inc. (a)(b) 48 3,279
Walmart, Inc. (a)(b) 553 68,727
Warner Music Group Corp., Class
A (a)(b) 1,615 41,247
Watts Water Technologies, Inc.,
Class A (a) 88 25,546
Wayfair, Inc., Class A * 114 8,574
WEC Energy Group, Inc. (a)(b) 143 16,555
Wells Fargo & Co. (a) 228 18,151
Welltower, Inc., REIT (a)(b) 93 18,387
WESCO International, Inc. (a)(b) 74 20,248
Western Union Co. (The) (a)(b) 3,442 30,049
Westinghouse Air Brake
Technologies Corp. (a) 186 46,483
Westlake Corp. (a)(b) 132 15,420
WEX, Inc. *(a) 210 32,138
Williams-Sonoma, Inc. (a)(b) 140 25,526
Wintrust Financial Corp. (a)(b) 49 6,808
Woodward, Inc. (a) 37 13,243
WW Grainger, Inc. (a)(b) 3 3,272

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 44.0% (continued)
Wynn Resorts Ltd. (a)(b) 104 10,561
Zimmer Biomet Holdings, Inc. (a)(b) 44 3,978
Zions Bancorp NA (a) 218 12,561
Zoom Communications, Inc., Class
A *(a) 465 37,381
ZoomInfo Technologies, Inc., Class
A *(a)(b) 1,976 11,816
12,534,711
TOTAL COMMON STOCKS
(Cost $16,272,827) 18,690,850
PREFERRED STOCKS - 0.2%
Germany - 0 .2%
Volkswagen AG (Preference) (2)(a)
(Cost $60,185) 510 52,169
NO. OF
RIGHTS
RIGHTS - 0.0%
Italy - 0 .0%
Telecom Italia SpA, expiring
4/1/2026 (2)*
(Cost $–) 14,103 –
SHARES
SHORT-TERM INVESTMENTS - 84.3%
INVESTMENT COMPANIES - 44 .3%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.52% (d)(e) 315,273 315,273
Limited Purpose Cash Investment
Fund, 3.65% (d) 12,341,169 12,341,169
TOTAL INVESTMENT COMPANIES
(Cost $12,656,137) 12,656,442
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 40 .0%
U.S. Treasury Bills
3.77%, 4/2/2026 (2)(f) $ 2,500,000 2,499,748
3.77%, 4/9/2026 (2)(f) 910,000 909,270
3.71%, 4/30/2026 (2)(f) 828,000 825,579
3.77%, 5/7/2026 (2)(f) 2,342,000 2,333,469
3.76%, 5/14/2026 (2)(f) 1,109,000 1,104,178
3.78%, 5/21/2026 (2)(f) 264,000 262,670
3.70%, 6/4/2026 (2)(f) 109,000 108,300
3.55%, 6/25/2026 (2)(f) 178,000 176,492
3.59%, 8/27/2026 (2)(f) 282,000 277,832
3.60%, 9/3/2026 (2)(f) 829,000 816,177
3.67%, 10/1/2026 (2)(f) 2,150,000 2,110,764
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $11,424,594) 11,424,479
TOTAL SHORT-TERM INVESTMENTS
(Cost $24,080,731) 24,080,921
INVESTMENTS
NO. OF
CONTRACTS VALUE ($)
PURCHASED OPTIONS - 0.3%
Put Option s - 0 .3%
Over-the-Counter
Equity Index Options - 0 .3%
S&P 500 Index
JPMC
Exercise Price: USD 6,500
Notional Amount:
USD 2,611,408
Expiration Date: 6/18/2026 (2) 4 89,037
NOTIONAL
AMOUNT
Interest Rate Swaptions - 0 .0% †
2-Year Interest Rate Swap,
Pays SOFR Quarterly,
Receives 3.23% Quarterly
JPMC
Exercise Rate: 3.23%
Expiration Date: 6/17/2026 (2) $ 2,766,972 5,150
TOTAL PURCHASED OPTIONS
(Cost $83,697) 94,187
TOTAL LONG POSITIONS
(Cost $40,497,440) 42,918,127
SHARES
SHORT POSITIONS - (73.0)%
COMMON STOCKS - (72.9)%
Australia - ( 2 .3 ) %
AGL Energy Ltd. (2) (786) (5,381)
Ampol Ltd. (2) (686) (15,911)
APA Group (2) (2) (14)
Aristocrat Leisure Ltd. (2) (347) (11,029)
Atlas Arteria Ltd. (2) (2,300) (6,821)
CAR Group Ltd. (2) (1,674) (26,723)
Cleanaway Waste Management
Ltd. (2) (6,559) (10,387)
Cochlear Ltd. (2) (151) (17,768)
Coles Group Ltd. (2) (1,748) (26,508)
Computershare Ltd. (2) (245) (4,832)
CSL Ltd. (2) (391) (38,404)
Domino's Pizza Enterprises Ltd. (2) (268) (3,035)
Fortescue Ltd. (2) (2,314) (33,066)
Harvey Norman Holdings Ltd. (2) (724) (2,487)
Insurance Australia Group Ltd. (1,026) (5,196)
Lendlease Corp. Ltd. (2) (1,220) (2,809)
Liontown Ltd. (2) (13,698) (16,719)
Lynas Rare Earths Ltd. (2) (6,353) (86,257)
Macquarie Group Ltd. (2) (176) (25,002)
Medibank Pvt Ltd. (2) (11,395) (34,479)
National Australia Bank Ltd. (2) (180) (5,207)
NEXTDC Ltd. (2) (2,689) (21,499)
Origin Energy Ltd. (2) (257) (2,212)
Pro Medicus Ltd. (2) (45) (3,709)
Ramsay Health Care Ltd. (2) (262) (7,126)
REA Group Ltd. (2) (166) (18,187)
Reece Ltd. (2) (514) (4,783)
Rio Tinto plc (2) (120) (11,133)
SEEK Ltd. (2) (563) (5,532)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR CVX FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Australia - (2.3)% (continued)
SGH Ltd. (2) (90) (2,561)
Suncorp Group Ltd. (2) (906) (10,168)
Telix Pharmaceuticals Ltd. (2) (568) (5,438)
Transurban Group (2) (1,871) (18,251)
Treasury Wine Estates Ltd. (2) (4,721) (12,184)
WiseTech Global Ltd. (2) (358) (9,659)
Woodside Energy Group Ltd. (2) (3,512) (83,365)
Woolworths Group Ltd. (2) (2,394) (60,453)
(654,295)
Belgium - ( 0 .0 ) % †
D'ieteren Group (2) (6) (1,111)
Financiere de Tubize SA (2) (27) (6,698)
(7,809)
Brazil - ( 0 .3 ) %
MercadoLibre, Inc. (46) (79,535)
Canada - ( 3 .3 ) %
Alimentation Couche-Tard, Inc. (261) (14,794)
AltaGas Ltd. (506) (17,551)
BCE, Inc. (1,131) (28,537)
Bombardier, Inc., Class B (8) (1,415)
Brookfield Asset Management Ltd.,
Class A (845) (37,570)
Brookfield Corp., Class A (118) (4,782)
Cameco Corp. (300) (32,625)
Canadian Pacific Kansas City Ltd. (23) (1,810)
Canadian Tire Corp. Ltd., Class A (90) (12,104)
Canadian Utilities Ltd., Class A (900) (31,611)
CCL Industries, Inc., Class B (144) (9,022)
CGI, Inc. (301) (22,005)
Constellation Software, Inc. (14) (24,576)
Descartes Systems Group, Inc.
(The) (116) (8,309)
Dollarama, Inc. (202) (24,792)
Element Fleet Management Corp. (423) (9,174)
Emera, Inc. (643) (33,331)
Empire Co. Ltd., Class A (74) (2,651)
Equinox Gold Corp. (788) (11,380)
Fairfax Financial Holdings Ltd. (17) (28,967)
Fortis, Inc. (589) (32,861)
Franco-Nevada Corp. (127) (31,446)
G Mining Ventures Corp. (70) (2,457)
Hudbay Minerals, Inc. (423) (8,858)
Hydro One Ltd. (c) (1,595) (65,870)
IGM Financial, Inc. (51) (2,430)
Intact Financial Corp. (217) (39,322)
Keyera Corp. (992) (38,372)
Metro, Inc., Class A (264) (18,063)
National Bank of Canada (48) (6,211)
NexGen Energy Ltd. (633) (7,344)
Onex Corp. (15) (1,095)
Open Text Corp. (1,021) (22,753)
RB Global, Inc. (177) (16,975)
Rogers Communications, Inc.,
Class B (1,538) (59,149)
Saputo, Inc. (422) (13,184)
Shopify, Inc., Class A (571) (67,751)
Stantec, Inc. (36) (3,112)
INVESTMENTS SHARES VALUE ($)
Canada - (3.3)% (continued)
Sun Life Financial, Inc. (596) (37,338)
TC Energy Corp. (296) (18,535)
Thomson Reuters Corp. (405) (36,555)
TMX Group Ltd. (293) (10,390)
West Fraser Timber Co. Ltd. (150) (9,797)
WSP Global, Inc. (176) (27,391)
(934,265)
Chile - ( 0 .0 ) % †
Lundin Mining Corp. (540) (13,466)
China - ( 0 .1 ) %
Prosus NV (2) (508) (23,518)
Congo, Democratic Republic of the - ( 0 .0 ) % †
Ivanhoe Mines Ltd., Class A (357) (3,051)
Denmark - ( 0 .9 ) %
ALK-Abello A/S (2) (44) (1,391)
Carlsberg A/S, Class B (40) (4,969)
Coloplast A/S, Class B (2) (551) (37,534)
Demant A/S (2) (632) (19,152)
DSV A/S (2) (31) (7,487)
Novo Nordisk A/S, Class B (2) (2,282) (83,508)
Novonesis Novozymes, Class B (2) (1,401) (83,235)
Pandora A/S (2) (47) (3,359)
ROCKWOOL A/S, Class B (2) (158) (4,388)
Royal Unibrew A/S (12) (974)
Tryg A/S (639) (15,231)
(261,228)
Finland - ( 0 .1 ) %
Kesko OYJ, Class B (2) (80) (1,777)
Sampo OYJ, Class A (1,975) (21,006)
UPM-Kymmene OYJ (2) (314) (9,828)
(32,611)
France - ( 1 .7 ) %
Accor SA (2) (292) (14,005)
AXA SA (2) (53) (2,435)
BioMerieux (2) (63) (6,731)
Bollore SE (2) (337) (1,927)
Capgemini SE (2) (58) (6,844)
Cie de Saint-Gobain SA (2) (367) (30,386)
Cie Generale des Etablissements
Michelin SCA (2) (535) (18,329)
Dassault Systemes SE (2) (2,483) (50,266)
Engie SA (2) (1,924) (62,006)
EssilorLuxottica SA (2) (281) (65,480)
FDJ UNITED (2) (273) (8,034)
Hermes International SCA (2) (7) (13,260)
L'Oreal SA (2) (76) (31,030)
Orange SA (2) (2,612) (53,554)
Pernod Ricard SA (2) (677) (50,343)
Publicis Groupe SA (2) (175) (14,485)
Remy Cointreau SA (2) (158) (6,832)
Sodexo SA (2) (196) (10,061)
SPIE SA (2) (73) (3,656)
Technip Energies NV (2) (343) (14,494)
Teleperformance SE (2) (126) (7,404)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
France - (1.7)% (continued)
Vivendi SE (2) (757) (1,570)
(473,132)
Germany - ( 2 .2 ) %
Allianz SE (Registered) (2) (200) (84,463)
Auto1 Group SE (2)(g) (209) (3,721)
BASF SE (2) (556) (34,244)
Bechtle AG (2) (90) (3,104)
Beiersdorf AG (2) (189) (16,989)
Carl Zeiss Meditec AG (2) (97) (2,788)
CTS Eventim AG & Co. KGaA (2) (375) (21,964)
Deutsche Telekom AG (Registered)
(2) (486) (18,139)
Evonik Industries AG (2) (445) (8,732)
Hannover Rueck SE (2) (56) (17,606)
Hensoldt AG (2) (208) (18,460)
HOCHTIEF AG (2) (18) (8,188)
Infineon Technologies AG (2) (1,532) (69,501)
LANXESS AG (2) (335) (7,407)
Merck KGaA (2) (41) (5,209)
MTU Aero Engines AG (2) (58) (21,160)
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2) (69) (43,576)
Nemetschek SE (2) (237) (17,742)
Nordex SE (2) (163) (8,833)
Rational AG (2) (7) (5,136)
RENK Group AG (2) (267) (15,959)
Rheinmetall AG (2) (27) (45,543)
SAP SE (2) (358) (61,033)
Schaeffler AG (2) (388) (3,241)
Scout24 SE (2)(c) (38) (2,932)
Siemens Healthineers AG (2)(c) (807) (34,432)
Symrise AG, Class A (2) (601) (51,320)
Zalando SE (2)(c) (160) (3,909)
(635,331)
Italy - ( 0 .6 ) %
BPER Banca SpA (2) (1,308) (17,142)
Brunello Cucinelli SpA (2) (83) (7,254)
Coca-Cola HBC AG (2) (292) (16,448)
DiaSorin SpA (2) (213) (14,923)
ERG SpA (2) (118) (3,013)
Ferrari NV (2) (212) (71,933)
Fincantieri SpA (2) (402) (6,203)
Hera SpA (2) (2,785) (12,846)
Infrastrutture Wireless Italiane SpA
(2)(c) (1,309) (10,446)
Reply SpA (2) (112) (10,540)
(170,748)
Japan - ( 9 .5 ) %
Ajinomoto Co., Inc. (2) (1,000) (28,271)
Allegro MicroSystems, Inc. (296) (9,333)
Asahi Group Holdings Ltd. (2) (3,100) (30,952)
Asics Corp. (2) (1,600) (43,016)
BayCurrent, Inc. (2) (1,300) (37,630)
Bridgestone Corp. (2) (2,800) (58,347)
Capcom Co. Ltd. (2) (1,900) (40,151)
Chiba Bank Ltd. (The) (2) (100) (1,294)
INVESTMENTS SHARES VALUE ($)
Japan - (9.5)% (continued)
CyberAgent, Inc. (2) (300) (2,567)
Daifuku Co. Ltd. (2) (500) (17,655)
Daiichi Sankyo Co. Ltd. (2) (2,600) (46,516)
Daikin Industries Ltd. (2) (100) (11,995)
Daiwa Securities Group, Inc. (2) (2,900) (27,479)
Denso Corp. (2) (900) (11,284)
Dentsu Group, Inc. (2) (300) (5,156)
East Japan Railway Co. (2) (600) (13,723)
Eisai Co. Ltd. (2) (300) (9,392)
FANUC Corp. (2) (700) (24,400)
Fast Retailing Co. Ltd. (2) (100) (39,511)
FUJIFILM Holdings Corp. (2) (200) (3,811)
Fujitsu Ltd. (2) (1,100) (22,496)
Hitachi Ltd. (2) (1,600) (46,937)
Honda Motor Co. Ltd. (2) (5,200) (42,087)
Hoshizaki Corp. (2) (200) (6,438)
Hoya Corp. (2) (400) (69,344)
Ibiden Co. Ltd. (2) (1,400) (70,057)
Isuzu Motors Ltd. (2) (400) (5,760)
ITOCHU Corp. (2) (2,900) (36,889)
Kao Corp. (100) (3,893)
KDDI Corp. (2) (1,100) (18,729)
Keisei Electric Railway Co. Ltd. (2) (1,300) (9,727)
Keyence Corp. (2) (400) (142,364)
Kikkoman Corp. (2) (1,700) (15,434)
Kioxia Holdings Corp. (2) (100) (13,060)
Kobe Bussan Co. Ltd. (2) (1,400) (30,295)
Kokusai Electric Corp. (2) (300) (10,144)
Konami Group Corp. (2) (100) (12,323)
Kyowa Kirin Co. Ltd. (2) (200) (3,273)
Lasertec Corp. (2) (400) (89,029)
M3, Inc. (2) (3,600) (36,952)
MatsukiyoCocokara & Co. (500) (7,958)
MINEBEA MITSUMI, Inc. (2) (400) (6,642)
Mitsubishi HC Capital, Inc. (2) (500) (4,487)
Mitsubishi UFJ Financial Group,
Inc. (2) (4,300) (72,816)
MonotaRO Co. Ltd. (2) (2,600) (28,183)
Nexon Co. Ltd. (2) (700) (13,186)
NIDEC Corp. (2) (1,600) (20,317)
Nintendo Co. Ltd. (2) (1,600) (91,337)
Nippon Paint Holdings Co. Ltd. (2) (2,700) (16,930)
Nippon Sanso Holdings Corp. (2) (500) (17,729)
Nissin Foods Holdings Co. Ltd. (2) (1,200) (22,776)
Nitori Holdings Co. Ltd. (2) (1,000) (15,888)
Nitto Denko Corp. (2) (1,100) (22,005)
Nomura Research Institute Ltd. (2) (2,400) (65,682)
Obic Co. Ltd. (1,300) (31,553)
Olympus Corp. (2) (4,300) (40,968)
Oracle Corp. Japan (100) (5,423)
Oriental Land Co. Ltd. (2) (4,100) (69,781)
Osaka Gas Co. Ltd. (2) (500) (20,252)
Pan Pacific International Holdings
Corp. (2) (3,300) (20,131)
Rakuten Group, Inc. (2) (3,700) (17,296)
Recruit Holdings Co. Ltd. (2) (1,000) (43,570)
Resonac Holdings Corp. (2) (500) (32,542)
Sanrio Co. Ltd. (2) (3,500) (21,760)
Sanwa Holdings Corp. (2) (200) (4,548)
SCREEN Holdings Co. Ltd. (2) (800) (47,661)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR CVX FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (9.5)% (continued)
Secom Co. Ltd. (2) (600) (22,854)
Seibu Holdings, Inc. (2) (600) (16,763)
Sekisui Chemical Co. Ltd. (2) (900) (15,110)
Sekisui House Ltd. (2) (500) (11,204)
SG Holdings Co. Ltd. (1,900) (17,700)
Shimadzu Corp. (2) (200) (4,753)
Shimano, Inc. (2) (400) (41,761)
Shionogi & Co. Ltd. (2) (1,100) (24,333)
SoftBank Corp. (2) (13,100) (17,529)
SoftBank Group Corp. (2) (1,500) (36,525)
Sompo Holdings, Inc. (2) (300) (11,678)
Sony Group Corp. (2) (2,000) (41,685)
Square Enix Holdings Co. Ltd. (2) (300) (4,781)
Sumitomo Mitsui Financial Group,
Inc. (2) (3,200) (105,217)
Suntory Beverage & Food Ltd. (2) (400) (11,296)
Suzuki Motor Corp. (2) (400) (4,875)
Sysmex Corp. (2) (500) (4,360)
TDK Corp. (2) (200) (2,598)
Terumo Corp. (2) (900) (12,091)
TIS, Inc. (2) (1,400) (29,934)
Toei Animation Co. Ltd. (2) (300) (4,939)
Toho Co. Ltd. (2,000) (21,008)
Tokio Marine Holdings, Inc. (2) (1,100) (51,635)
Tokyo Electron Ltd. (2) (300) (74,535)
Tokyu Corp. (2) (800) (9,443)
Trend Micro, Inc. (2) (1,000) (33,337)
Unicharm Corp. (3,900) (22,866)
West Japan Railway Co. (1,100) (21,680)
Yakult Honsha Co. Ltd. (2) (2,000) (33,467)
Yamaha Motor Co. Ltd. (2) (3,400) (24,563)
Yaskawa Electric Corp. (2) (800) (21,129)
Yokohama Rubber Co. Ltd. (The)
(2) (200) (7,674)
ZOZO, Inc. (2) (5,200) (36,415)
(2,708,873)
Kazakhstan - ( 0 .0 ) % †
Freedom Holding Corp. (52) (7,534)
Luxembourg - ( 0 .0 ) % †
CVC Capital Partners plc (2)(c) (1,026) (13,395)
Netherlands - ( 0 .7 ) %
Aalberts NV (2) (64) (2,229)
Adyen NV (2)(c) (61) (61,051)
Arcadis NV (2) (277) (8,862)
ASM International NV (2) (21) (15,917)
EXOR NV (2) (136) (10,411)
Heineken NV (2) (128) (9,846)
Koninklijke Vopak NV (2) (20) (1,083)
NXP Semiconductors NV (123) (24,214)
Universal Music Group NV (2) (2,348) (45,576)
Wolters Kluwer NV (2) (207) (15,460)
(194,649)
New Zealand - ( 0 .0 ) % †
Xero Ltd. (2) (73) (3,858)
INVESTMENTS SHARES VALUE ($)
Norway - ( 0 .2 ) %
Aker BP ASA (2) (1,118) (41,331)
Gjensidige Forsikring ASA (2) (229) (5,990)
Telenor ASA (241) (4,239)
TOMRA Systems ASA (2) (551) (6,643)
Vend Marketplaces ASA (186) (4,603)
(62,806)
Portugal - ( 0 .1 ) %
Jeronimo Martins SGPS SA (2) (816) (19,512)
Singapore - ( 0 .8 ) %
CapitaLand Investment Ltd. (2) (3,500) (7,450)
Genting Singapore Ltd. (2) (25,900) (13,669)
Grab Holdings Ltd., Class A (26,365) (96,497)
Keppel Ltd. (2) (500) (4,606)
Oversea-Chinese Banking Corp.
Ltd. (2) (1,700) (29,117)
Sea Ltd., ADR (388) (32,130)
Sembcorp Industries Ltd. (2) (5,800) (30,120)
United Overseas Bank Ltd. (2) (300) (8,588)
(222,177)
South Korea - ( 0 .0 ) % †
Delivery Hero SE (2)(c) (340) (6,318)
Spain - ( 1 .0 ) %
Aena SME SA (c) (634) (18,701)
Amadeus IT Group SA (2) (336) (19,213)
CaixaBank SA (2) (3,991) (47,843)
Cellnex Telecom SA (2)(c) (896) (28,811)
Endesa SA (646) (26,940)
Iberdrola SA (2) (4,727) (108,221)
Industria de Diseno Textil SA (2) (52) (3,027)
Redeia Corp. SA (2) (482) (8,170)
Telefonica SA (2) (1,659) (7,259)
Unicaja Banco SA (2)(c) (1,971) (5,849)
(274,034)
Sweden - ( 1 .3 ) %
AAK AB (2) (1,045) (26,912)
AddTech AB, Class B (2) (646) (22,167)
Assa Abloy AB, Class B (2) (2,218) (80,176)
Atlas Copco AB, Class A (2) (6,272) (110,680)
Elekta AB, Class B (2) (284) (1,680)
EQT AB (2) (407) (12,628)
Evolution AB (2)(c) (168) (10,559)
Getinge AB, Class B (2) (108) (2,180)
Hexagon AB, Class B (2) (1,633) (15,893)
Indutrade AB (2) (547) (12,542)
Lifco AB, Class B (2) (740) (22,387)
Nibe Industrier AB, Class B (2) (2,752) (11,499)
Skanska AB, Class B (2) (154) (4,166)
Svenska Cellulosa AB SCA, Class
B (2) (1,404) (16,278)
Swedish Orphan Biovitrum AB (2) (294) (12,322)
Trelleborg AB, Class B (2) (229) (8,564)
(370,633)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - ( 1 .7 ) %
Bachem Holding AG, Class B (2) (73) (6,024)
Banque Cantonale Vaudoise
(Registered) (2) (98) (15,939)
BKW AG (2) (41) (8,084)
Chocoladefabriken Lindt &
Spruengli AG (2) (4) (56,168)
Cie Financiere Richemont SA
(Registered) (2) (102) (18,010)
EMS-Chemie Holding AG
(Registered) (2) (12) (9,435)
Geberit AG (Registered) (2) (5) (3,375)
Georg Fischer AG (Registered) (2) (99) (5,107)
Givaudan SA (Registered) (2) (6) (20,289)
Helvetia Baloise Holding AG (2) (89) (23,034)
Partners Group Holding AG (2) (35) (37,724)
Sandoz Group AG (2) (127) (9,951)
SIG Group AG (2) (861) (12,907)
Sika AG (Registered) (2) (307) (50,814)
Sonova Holding AG (Registered) (2) (76) (17,329)
Straumann Holding AG (Registered)
(2) (278) (29,085)
Sulzer AG (Registered) (2) (11) (2,306)
Swatch Group AG (The) (2) (65) (14,350)
Swiss Life Holding AG (Registered)
(2) (84) (91,494)
Swisscom AG (Registered) (2) (9) (7,552)
Tecan Group AG (Registered) (2) (69) (11,745)
Ypsomed Holding AG (Registered)
(2) (9) (3,155)
Zurich Insurance Group AG (2) (55) (38,875)
(492,752)
United Kingdom - ( 1 .5 ) %
Admiral Group plc (2) (38) (1,589)
Associated British Foods plc (2) (1,065) (26,660)
AstraZeneca plc (2) (293) (57,294)
Autotrader Group plc (2)(c) (935) (5,852)
Aviva plc (2) (1,223) (9,815)
B&M European Value Retail plc (2) (1,134) (2,546)
BAE Systems plc (2) (316) (9,265)
Bunzl plc (2) (1,262) (37,994)
Compass Group plc (2) (92) (2,567)
Convatec Group plc (2)(c) (860) (2,481)
Diageo plc (2) (4,429) (82,368)
Diploma plc (2) (149) (11,896)
Entain plc (2) (1,784) (13,402)
Games Workshop Group plc (2) (18) (4,255)
ICG plc (2) (120) (2,461)
Informa plc (2) (1,443) (14,493)
M&G plc (2) (1,445) (5,249)
Man Group plc (2) (1,260) (4,242)
Marks & Spencer Group plc (2) (2,364) (10,652)
National Grid plc (2) (198) (3,342)
Pearson plc (2) (252) (3,322)
Persimmon plc (2) (176) (2,512)
RELX plc (2) (95) (3,112)
Rightmove plc (2) (588) (3,364)
Rotork plc (2) (562) (2,337)
RS GROUP plc (2) (420) (3,145)
Sage Group plc (The) (2) (1,570) (17,592)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (1.5)% (continued)
Smith & Nephew plc (2) (408) (6,464)
Smiths Group plc (2) (451) (13,763)
SSE plc (2) (609) (21,052)
Standard Chartered plc (2) (163) (3,397)
Tate & Lyle plc (618) (2,961)
United Utilities Group plc (2) (1,055) (18,395)
Weir Group plc (The) (2) (281) (10,538)
Wise plc, Class A (2) (1,422) (17,124)
(437,501)
United States - ( 44 .6 ) %
AAON, Inc. (148) (12,247)
Abbott Laboratories (449) (46,099)
AbbVie, Inc. (504) (109,615)
Advanced Energy Industries, Inc. (89) (28,721)
AECOM (348) (29,517)
AeroVironment, Inc. (211) (38,624)
Affirm Holdings, Inc., Class A (68) (3,116)
Agree Realty Corp., REIT (38) (2,864)
Air Products and Chemicals, Inc. (138) (40,088)
Alaska Air Group, Inc. (489) (17,985)
Alcon AG (2) (581) (43,918)
Allegion plc (89) (12,931)
Alliant Energy Corp. (420) (30,139)
Alnylam Pharmaceuticals, Inc. (259) (85,695)
Amazon.com, Inc. (227) (47,277)
American Airlines Group, Inc. (1,053) (11,309)
American Financial Group, Inc. (117) (14,942)
American Healthcare REIT, Inc.,
REIT (1,490) (70,268)
American International Group, Inc. (303) (22,801)
American Tower Corp., REIT (20) (3,452)
Americold Realty Trust, Inc., REIT (250) (2,865)
Amgen, Inc. (124) (43,629)
Analog Devices, Inc. (31) (9,862)
Aon plc, Class A (91) (29,373)
Appfolio, Inc., Class A (198) (31,248)
Applied Materials, Inc. (195) (66,649)
Aptiv plc (418) (29,026)
Arch Capital Group Ltd. (143) (13,727)
Armstrong World Industries, Inc. (133) (21,918)
Arrowhead Pharmaceuticals, Inc. (883) (55,364)
Arthur J Gallagher & Co. (390) (84,466)
ASGN, Inc. (86) (3,329)
Astera Labs, Inc. (371) (40,662)
Atlassian Corp., Class A (43) (2,935)
Automatic Data Processing, Inc. (18) (3,657)
AutoZone, Inc. (3) (10,133)
AvalonBay Communities, Inc., REIT (172) (28,096)
Avient Corp. (70) (2,541)
Avis Budget Group, Inc. (373) (54,402)
Axon Enterprise, Inc. (153) (64,978)
Bank OZK (365) (16,750)
Bath & Body Works, Inc. (189) (3,529)
Baxter International, Inc. (730) (12,264)
Belden, Inc. (135) (15,502)
Bentley Systems, Inc., Class B (751) (26,375)
Bio-Techne Corp. (799) (41,756)
BJ's Wholesale Club Holdings, Inc. (217) (21,357)
Blackbaud, Inc. (99) (3,822)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR CVX FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (44.6)% (continued)
Blackrock, Inc. (15) (14,426)
Blackstone, Inc. (108) (12,419)
Block, Inc., Class A (790) (47,542)
Bloom Energy Corp., Class A (129) (17,478)
Boeing Co. (The) (191) (38,015)
Boston Scientific Corp. (1,085) (68,084)
Bright Horizons Family Solutions,
Inc. (35) (2,875)
Broadridge Financial Solutions, Inc. (22) (3,575)
Brown & Brown, Inc. (297) (19,367)
Builders FirstSource, Inc. (397) (32,685)
BWX Technologies, Inc. (159) (32,514)
BXP, Inc., REIT (256) (13,286)
Cadence Design Systems, Inc. (89) (24,730)
Campbell's Co. (The) (673) (14,988)
Cardinal Health, Inc. (341) (72,057)
Carlisle Cos., Inc. (45) (15,013)
Carrier Global Corp. (271) (15,260)
Carvana Co., Class A (174) (54,702)
Casey's General Stores, Inc. (84) (61,140)
Cboe Global Markets, Inc. (135) (37,944)
CDW Corp. (88) (10,650)
Celsius Holdings, Inc. (696) (24,694)
CenterPoint Energy, Inc. (1,710) (73,804)
Certara, Inc. (721) (4,110)
Charles River Laboratories
International, Inc. (142) (24,495)
Chemed Corp. (21) (7,933)
Chewy, Inc., Class A (741) (20,007)
Chipotle Mexican Grill, Inc., Class A (128) (4,097)
Cigna Group (The) (76) (20,273)
Cincinnati Financial Corp. (138) (21,714)
Cintas Corp. (129) (21,819)
Cisco Systems, Inc. (436) (33,829)
Clearway Energy, Inc., Class C (631) (24,792)
Cleveland-Cliffs, Inc. (1,686) (14,247)
CME Group, Inc. (175) (51,686)
Coinbase Global, Inc., Class A (127) (22,175)
Columbia Sportswear Co. (86) (4,714)
Comcast Corp., Class A (409) (11,742)
Commerce Bancshares, Inc. (428) (21,058)
Commercial Metals Co. (134) (8,232)
Conagra Brands, Inc. (964) (15,154)
Constellation Brands, Inc., Class A (101) (15,150)
Corcept Therapeutics, Inc. (666) (26,846)
Core & Main, Inc., Class A (233) (11,510)
Corebridge Financial, Inc. (275) (6,562)
Corteva, Inc. (64) (5,357)
CoStar Group, Inc. (606) (24,446)
Costco Wholesale Corp. (48) (47,829)
Coty, Inc., Class A (3,099) (6,229)
Cousins Properties, Inc., REIT (438) (9,886)
Crane NXT Co. (260) (10,553)
Credit Acceptance Corp. (20) (8,469)
Credo Technology Group Holding
Ltd. (95) (8,918)
Crocs, Inc. (30) (2,491)
Crowdstrike Holdings, Inc., Class A (164) (64,027)
Crown Castle, Inc., REIT (510) (41,468)
Cullen/Frost Bankers, Inc. (173) (23,715)
INVESTMENTS SHARES VALUE ($)
United States - (44.6)% (continued)
CVS Health Corp. (920) (66,074)
Cytokinetics, Inc. (386) (25,441)
Darden Restaurants, Inc. (24) (4,705)
Datadog, Inc., Class A (85) (10,034)
Deere & Co. (217) (122,236)
Devon Energy Corp. (1,264) (63,604)
Dexcom, Inc. (118) (7,410)
Digital Realty Trust, Inc., REIT (711) (128,129)
Dolby Laboratories, Inc., Class A (256) (15,375)
Dollar General Corp. (110) (13,060)
Dollar Tree, Inc. (373) (40,847)
Dominion Energy, Inc. (1,099) (67,940)
DoorDash, Inc., Class A (427) (64,114)
DoubleVerify Holdings, Inc. (184) (1,748)
Doximity, Inc., Class A (535) (12,466)
DraftKings, Inc., Class A (323) (6,983)
Dropbox, Inc., Class A (313) (7,111)
DT Midstream, Inc. (794) (106,928)
Dutch Bros, Inc., Class A (1,027) (52,028)
DXC Technology Co. (251) (3,155)
Dycom Industries, Inc. (136) (46,080)
Dynatrace, Inc. (291) (10,761)
Eagle Materials, Inc. (22) (4,168)
EastGroup Properties, Inc., REIT (79) (14,622)
Eastman Chemical Co. (189) (14,424)
Eaton Corp. plc (230) (82,264)
eBay, Inc. (212) (19,296)
EchoStar Corp., Class A (354) (41,443)
Edwards Lifesciences Corp. (343) (27,467)
Elanco Animal Health, Inc. (948) (22,686)
Element Solutions, Inc. (739) (25,229)
Elevance Health, Inc. (178) (52,110)
Emerson Electric Co. (669) (87,652)
Encompass Health Corp. (28) (2,708)
Enphase Energy, Inc. (488) (18,451)
Entegris, Inc. (155) (18,172)
Entergy Corp. (329) (36,966)
Equifax, Inc. (68) (12,245)
Equinix, Inc., REIT (9) (8,822)
Equitable Holdings, Inc. (684) (25,383)
Equity Residential, REIT (414) (24,488)
Erie Indemnity Co., Class A (24) (6,031)
Esab Corp. (84) (8,119)
Essex Property Trust, Inc., REIT (51) (12,342)
Estee Lauder Cos., Inc. (The),
Class A (119) (8,541)
Euronet Worldwide, Inc. (59) (3,916)
Everest Group Ltd. (18) (5,883)
Evergy, Inc. (444) (36,372)
Exelon Corp. (894) (43,824)
Expand Energy Corp. (184) (20,200)
Expeditors International of
Washington, Inc. (786) (112,579)
Experian plc (2) (221) (7,645)
Exponent, Inc. (180) (11,745)
Extra Space Storage, Inc., REIT (103) (13,506)
F5, Inc. (219) (63,363)
FactSet Research Systems, Inc. (81) (17,576)
Fastenal Co. (598) (27,747)
Ferrovial SE (2) (122) (7,937)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (44.6)% (continued)
Fidelity National Information
Services, Inc. (120) (5,629)
First American Financial Corp. (23) (1,387)
First Citizens BancShares, Inc.,
Class A (27) (50,886)
First Financial Bankshares, Inc. (395) (11,633)
First Horizon Corp. (2,768) (63,000)
FirstEnergy Corp. (828) (41,946)
Flagstar Bank NA (1,022) (13,460)
Floor & Decor Holdings, Inc., Class
A (201) (10,211)
Flowers Foods, Inc. (373) (3,040)
Flutter Entertainment plc (353) (35,988)
FMC Corp. (672) (11,572)
Ford Motor Co. (3,838) (44,291)
Fortive Corp. (258) (14,262)
Fox Corp., Class A (164) (9,578)
Freeport-McMoRan, Inc. (237) (13,931)
Freshpet, Inc. (282) (16,627)
Gen Digital, Inc. (715) (13,463)
Generac Holdings, Inc. (120) (23,440)
General Mills, Inc. (605) (22,518)
Gentex Corp. (717) (15,666)
GFL Environmental, Inc. (145) (6,049)
Globant SA (249) (11,481)
Globus Medical, Inc., Class A (32) (2,757)
Graphic Packaging Holding Co. (1,595) (15,854)
Hamilton Lane, Inc., Class A (189) (18,787)
Hancock Whitney Corp. (53) (3,370)
Harley-Davidson, Inc. (781) (15,792)
Healthcare Realty Trust, Inc., REIT (1,558) (26,470)
Healthpeak Properties, Inc., REIT (1,828) (30,034)
Hecla Mining Co. (946) (17,624)
HEICO Corp. (160) (43,872)
Henry Schein, Inc. (100) (7,370)
Hershey Co. (The) (276) (57,378)
Highwoods Properties, Inc., REIT (506) (10,833)
Hilton Worldwide Holdings, Inc. (161) (48,957)
Hims & Hers Health, Inc. (1,243) (25,805)
Home BancShares, Inc. (160) (4,309)
Home Depot, Inc. (The) (105) (34,533)
Hormel Foods Corp. (1,152) (26,093)
Houlihan Lokey, Inc., Class A (25) (3,591)
Howmet Aerospace, Inc. (353) (81,352)
HP, Inc. (1,474) (28,316)
Humana, Inc. (376) (65,195)
Huntington Bancshares, Inc. (2,585) (40,455)
IDACORP, Inc. (65) (9,293)
IDEX Corp. (53) (10,046)
Independence Realty Trust, Inc.,
REIT (975) (14,518)
Insperity, Inc. (146) (3,948)
Inspire Medical Systems, Inc. (116) (5,983)
Insulet Corp. (77) (16,158)
Intercontinental Exchange, Inc. (131) (20,604)
International Flavors & Fragrances,
Inc. (60) (4,353)
Intuit, Inc. (62) (26,808)
Intuitive Surgical, Inc. (122) (56,241)
Invitation Homes, Inc., REIT (732) (18,190)
INVESTMENTS SHARES VALUE ($)
United States - (44.6)% (continued)
Ionis Pharmaceuticals, Inc. (1,754) (131,708)
IonQ, Inc. (768) (22,141)
Jabil, Inc. (83) (22,047)
Jack Henry & Associates, Inc. (52) (8,218)
James Hardie Industries plc, ADR (1,678) (31,781)
JPMorgan Chase & Co. (319) (93,837)
Keurig Dr Pepper, Inc. (1,435) (37,784)
KeyCorp (832) (16,682)
Kilroy Realty Corp., REIT (185) (5,219)
Kimberly-Clark Corp. (286) (27,590)
Kimco Realty Corp., REIT (1,091) (24,515)
Kinsale Capital Group, Inc. (91) (31,091)
Kirby Corp. (193) (25,646)
KKR & Co., Inc. (78) (7,215)
Knife River Corp. (47) (3,838)
Kraft Heinz Co. (The) (1,969) (44,283)
Kratos Defense & Security
Solutions, Inc. (474) (33,422)
L3Harris Technologies, Inc. (359) (123,909)
Labcorp Holdings, Inc. (102) (27,215)
Lantheus Holdings, Inc. (94) (7,130)
Liberty Media Corp-Liberty Formula
One, Class A (117) (9,135)
Lincoln Electric Holdings, Inc. (33) (8,220)
Lincoln National Corp. (908) (32,234)
Lithia Motors, Inc., Class A (12) (2,997)
Live Nation Entertainment, Inc. (207) (31,570)
LKQ Corp. (252) (7,401)
Loar Holdings, Inc. (497) (28,473)
LPL Financial Holdings, Inc. (176) (52,946)
Lululemon Athletica, Inc. (27) (4,134)
Lumentum Holdings, Inc. (82) (57,626)
Lyft, Inc., Class A (768) (10,214)
M&T Bank Corp. (123) (25,427)
MACOM Technology Solutions
Holdings, Inc. (57) (12,658)
Madison Square Garden Sports
Corp., Class A (20) (6,428)
Maplebear, Inc. (167) (6,256)
Markel Group, Inc. (10) (19,141)
MarketAxess Holdings, Inc. (21) (3,465)
Marriott International, Inc., Class A (65) (21,260)
Marsh & McLennan Cos., Inc. (85) (14,743)
Martin Marietta Materials, Inc. (133) (78,294)
Mastercard, Inc., Class A (113) (56,462)
Match Group, Inc. (236) (7,248)
McCormick & Co., Inc. (Non-Voting) (92) (4,640)
MDU Resources Group, Inc. (494) (10,236)
Medtronic plc (130) (11,265)
Meta Platforms, Inc., Class A (45) (25,746)
Microchip Technology, Inc. (609) (39,347)
Microsoft Corp. (141) (52,194)
Mid-America Apartment
Communities, Inc., REIT (151) (18,440)
Millrose Properties, Inc., Class A,
REIT (727) (20,356)
Molina Healthcare, Inc. (55) (7,332)
Mondelez International, Inc., Class
A (2,327) (134,129)
MongoDB, Inc., Class A (166) (40,632)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR CVX FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (44.6)% (continued)
Morgan Stanley (187) (30,775)
Motorola Solutions, Inc. (190) (82,454)
MP Materials Corp. (619) (29,873)
MSC Industrial Direct Co., Inc.,
Class A (160) (14,763)
National Fuel Gas Co. (140) (13,154)
Nestle SA (Registered) (2) (721) (70,724)
NetApp, Inc. (662) (67,782)
New Jersey Resources Corp. (97) (5,327)
Newell Brands, Inc. (1,899) (6,514)
NextEra Energy, Inc. (576) (53,499)
NIKE, Inc., Class B (604) (31,903)
NNN REIT, Inc., REIT (49) (2,059)
Nordson Corp. (59) (15,698)
Novanta, Inc. (111) (13,110)
Nucor Corp. (289) (48,870)
nVent Electric plc (236) (27,914)
NVR, Inc. (2) (13,180)
Oklo, Inc. (1,297) (64,318)
Old Dominion Freight Line, Inc. (16) (3,126)
Ollie's Bargain Outlet Holdings, Inc. (108) (9,940)
ON Semiconductor Corp. (305) (18,886)
ONEOK, Inc. (1,478) (133,596)
Option Care Health, Inc. (776) (20,890)
O'Reilly Automotive, Inc. (441) (40,709)
Ormat Technologies, Inc. (959) (107,331)
Otis Worldwide Corp. (391) (30,138)
Palantir Technologies, Inc., Class A (151) (22,088)
Palo Alto Networks, Inc. (315) (50,501)
Parker-Hannifin Corp. (80) (71,619)
Parsons Corp. (146) (7,909)
Paychex, Inc. (311) (28,649)
Paycom Software, Inc. (97) (11,789)
Performance Food Group Co. (485) (41,545)
Perrigo Co. plc (761) (8,173)
Pinnacle Financial Partners, Inc. (181) (15,591)
Pinterest, Inc., Class A (1,310) (24,025)
Planet Fitness, Inc., Class A (658) (48,942)
Pool Corp. (72) (14,568)
Post Holdings, Inc. (74) (7,316)
Power Integrations, Inc. (510) (26,112)
PPG Industries, Inc. (71) (7,588)
PPL Corp. (1,396) (53,327)
Procter & Gamble Co. (The) (87) (12,566)
Progressive Corp. (The) (233) (46,190)
PTC, Inc. (52) (7,409)
Public Service Enterprise Group,
Inc. (268) (21,695)
Public Storage, REIT (315) (85,327)
QIAGEN NV (2) (185) (7,494)
Qnity Electronics, Inc. (273) (31,499)
QUALCOMM, Inc. (593) (76,367)
Qualys, Inc. (234) (20,557)
QuantumScape Corp. (4,030) (25,711)
Quest Diagnostics, Inc. (224) (43,900)
QXO, Inc. (1,172) (22,760)
Ralliant Corp. (529) (22,001)
Rambus, Inc. (184) (15,830)
Range Resources Corp. (244) (11,024)
Rayonier, Inc., REIT (1,296) (26,724)
INVESTMENTS SHARES VALUE ($)
United States - (44.6)% (continued)
RBC Bearings, Inc. (12) (6,517)
Regal Rexnord Corp. (196) (36,703)
Regions Financial Corp. (1,140) (29,777)
Repligen Corp. (365) (43,004)
Republic Services, Inc., Class A (155) (33,948)
ResMed, Inc. (37) (8,306)
Revolution Medicines, Inc. (505) (49,111)
Revvity, Inc. (196) (17,172)
Rexford Industrial Realty, Inc., REIT (121) (3,960)
RLI Corp. (291) (16,599)
Robert Half, Inc. (136) (3,454)
Robinhood Markets, Inc., Class A (519) (35,967)
ROBLOX Corp., Class A (777) (43,947)
Roche Holding AG (2) (169) (67,446)
Rocket Cos., Inc., Class A (1,482) (21,119)
Rocket Lab Corp. (464) (29,798)
Rockwell Automation, Inc. (207) (74,288)
Roper Technologies, Inc. (62) (21,939)
Rubrik, Inc., Class A (729) (35,699)
Ryan Specialty Holdings, Inc.,
Class A (1,394) (47,034)
S&P Global, Inc. (169) (71,882)
Schneider Electric SE (2) (103) (28,055)
Scotts Miracle-Gro Co. (The) (115) (6,993)
Seaboard Corp. (3) (16,962)
SEI Investments Co. (146) (11,457)
Sempra (144) (13,992)
ServiceNow, Inc. (80) (8,364)
SharkNinja, Inc. (130) (13,767)
Sherwin-Williams Co. (The) (186) (59,622)
Shift4 Payments, Inc., Class A (282) (12,332)
Silgan Holdings, Inc. (76) (2,949)
SiteOne Landscape Supply, Inc. (24) (3,195)
Skyworks Solutions, Inc. (554) (29,667)
SLB Ltd. (2,353) (120,921)
SLM Corp. (972) (20,811)
Snowflake, Inc., Class A (211) (31,823)
SoFi Technologies, Inc. (1,506) (23,915)
Solventum Corp. (106) (6,922)
Somnigroup International, Inc. (438) (32,377)
Southern Co. (The) (465) (44,882)
SPX Technologies, Inc. (124) (24,793)
STAG Industrial, Inc., REIT (367) (13,234)
Starbucks Corp. (399) (35,746)
Strategy, Inc., Class A (130) (16,224)
Summit Therapeutics, Inc. (1,459) (27,663)
Sunbelt Rentals Holdings, Inc. (2) (151) (9,633)
Super Micro Computer, Inc. (896) (20,402)
Swiss Re AG (2) (406) (68,199)
Synaptics, Inc. (368) (25,775)
Sysco Corp. (501) (35,736)
Take-Two Interactive Software, Inc. (162) (31,995)
Targa Resources Corp. (92) (23,067)
Tenaris SA (2) (1,490) (43,556)
Terex Corp. (282) (16,666)
Tesla, Inc. (206) (76,581)
Tetra Tech, Inc. (843) (25,391)
Texas Pacific Land Corp. (32) (15,186)
TFS Financial Corp. (322) (4,524)
Thermo Fisher Scientific, Inc. (79) (38,831)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (44.6)% (continued)
Thor Industries, Inc. (208) (16,617)
Timken Co. (The) (51) (5,129)
Toast, Inc., Class A (1,942) (51,482)
TopBuild Corp. (73) (25,645)
TPG, Inc. (552) (22,362)
Tractor Supply Co. (242) (10,963)
Trade Desk, Inc. (The), Class A (169) (3,835)
TransDigm Group, Inc. (52) (60,266)
TransUnion (79) (5,466)
TTM Technologies, Inc. (217) (21,140)
Twilio, Inc., Class A (87) (10,946)
Tyler Technologies, Inc. (57) (19,516)
Uber Technologies, Inc. (766) (55,098)
UDR, Inc., REIT (404) (13,647)
UGI Corp. (360) (13,111)
U-Haul Holding Co. (62) (2,770)
UL Solutions, Inc., Class A (224) (19,199)
Ulta Beauty, Inc. (93) (48,612)
UMB Financial Corp. (111) (12,520)
United Rentals, Inc. (50) (36,428)
UnitedHealth Group, Inc. (256) (69,271)
Universal Display Corp. (74) (6,783)
US Foods Holding Corp. (568) (52,375)
Vail Resorts, Inc. (113) (14,500)
Valvoline, Inc. (950) (31,996)
VeriSign, Inc. (22) (5,464)
Verisk Analytics, Inc., Class A (41) (7,780)
Verizon Communications, Inc. (105) (5,271)
Vertex Pharmaceuticals, Inc. (156) (69,660)
VICI Properties, Inc., Class A, REIT (747) (20,408)
Viking Therapeutics, Inc. (568) (18,483)
Visa, Inc., Class A (168) (50,776)
Visteon Corp. (43) (3,918)
Vistra Corp. (530) (79,675)
Vulcan Materials Co. (151) (41,117)
W R Berkley Corp. (854) (56,603)
Walt Disney Co. (The) (329) (31,709)
Waste Connections, Inc. (98) (15,919)
Waste Management, Inc. (137) (31,481)
Waters Corp. (141) (41,990)
Watsco, Inc. (106) (38,562)
Wendy's Co. (The) (2,286) (15,888)
West Pharmaceutical Services, Inc. (36) (9,023)
Western Alliance Bancorp (266) (18,846)
Weyerhaeuser Co., REIT (557) (13,608)
Williams Cos., Inc. (The) (867) (63,100)
Willis Towers Watson plc (80) (23,256)
WillScot Holdings Corp. (1,458) (25,311)
Wingstop, Inc. (331) (51,295)
Workday, Inc., Class A (119) (15,460)
WP Carey, Inc., REIT (816) (55,455)
Wyndham Hotels & Resorts, Inc. (221) (17,952)
Xcel Energy, Inc. (893) (70,940)
XPO, Inc. (12) (2,335)
Xylem, Inc. (364) (43,498)
Yum! Brands, Inc. (439) (68,256)
Zillow Group, Inc., Class C (181) (7,490)
Zoetis, Inc., Class A (167) (19,741)
INVESTMENTS SHARES VALUE ($)
United States - (44.6)% (continued)
Zscaler, Inc. (145) (20,342)
(12,711,118)
Zambia - ( 0 .0 ) % †
First Quantum Minerals Ltd. (77) (1,841)
TOTAL COMMON STOCKS
(Proceeds $(23,540,760))                                                     (20,815,990)
PREFERRED STOCKS - (0.1)%
Germany - ( 0 .1 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(c) (353) (16,081)
Henkel AG & Co. KGaA
(Preference) (2) (41) (3,167)
Sartorius AG (Preference) (2) (77) (19,267)
TOTAL PREFERRED STOCKS
(Proceeds $(41,861))                                                     (38,515)
TOTAL SHORT POSITIONS
(Proceeds $(23,582,621)) (20,854,505)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 77.3%
(Cost $16,914,819) 22,063,622
OTHER ASSETS IN EXCESS OF
LIABILITIES - 22.7%
‡
6,492,305
NET ASSETS - 100.0% 28,555,927
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (6,993) ( 0 .1 ) %
Consumer Discretionary 2,615 0.0 †
Consumer Staples (788,835) ( 2 .8 )
Energy (58,700) ( 0 .2 )
Financials 100,823 0 .4
Health Care (623,470) ( 2 .1 )
Industrials 245,161 0 .9
Information Technology (643,438) ( 2 .3 )
Materials 461,557 1 .6
Purchased Options 94,187 0 .3
Real Estate (383,646) ( 1 .3 )
Utilities (416,560) ( 1 .4 )
Investment Companies 12,656,442 44 .3
U.S. Treasury Obligations 11,424,479 40 .0
Total Investments In Securities
At Value 22,063,622 77 .3
Other Assets in Excess of
Liabilities ‡ 6,492,305 22 .7
Net Assets
$ 28,555,927 100 .0%

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR CVX FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures, swap and written option contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at March 31,
2026 amounted to $18,301,140, which is inclusive of rehypothecated amounts disclosed below. In addition, $4,186,591 of cash collateral was also pledged.
(b) All or a portion of this security has been rehypothecated. Total value of all such securities at March 31, 2026 amounted to $5,904,547.
(c) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2026 amounted to $131,633 of investments in securities and
$(286,687) of securities sold short, which represents 0.46% and (1.00)% of net assets of the Fund, respectively.
(d) Represents 7-day effective yield as of March 31, 2026.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(f) The rate shown was the effective yield at the date of purchase.
(g) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at March 31, 2026 amounted to $(3,721) of securities sold short, which represents (0.01)% of net assets of the Fund.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
Written put option contracts (premium-style) outstanding as of March 31, 2026:
Over-the-Counter
D ESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE
PREMIUM
PAID
(RECEIVED) VALUE
S&P 500 Index JPMC 2 USD (1,305,704) USD 5,600 6/18/2026 $ (13,052) $ (10,961)
$ (13,052) $ (10,961)
Credit default swap contracts outstanding - buy protection as of March 31, 2026:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
High Yield Index Series
46.V1 5 .00 % Quarterly 6/20/2031 3 .86 % USD 18,000 $ (721) $ (172) $ (893)
Markit CDX North America
High Yield Index Series
46.V1 5 .00 Quarterly 6/20/2031 3 .86 USD 18,000 (720) (172) (892)
$ (1,441) $ (344) $ (1,785)
Credit default swap contracts outstanding - sell protection as of March 31, 2026 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 45.V1 5 .00 % Quarterly 6/20/2031 3 .53 % EUR 12,000 $ 903 $ 57 $ 960
iTraxx Europe Crossover
Index Series 45.V1 5 .00 Quarterly 6/20/2031 3 .53 EUR 12,000 903 57 960
Markit CDX North America
Investment Grade Index
Series 46.V1 1 .00 Quarterly 6/20/2031 0 .63 USD 78,000 1,302 69 1,371

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
Investment Grade Index
Series 46.V1 1 .00 % Quarterly 6/20/2031 0 .63 % USD 78,000 $ 1,302 $ 70 $ 1,372
4,410 253 4,663
Markit CDX North America
Emerging Markets Index
Series 45.V1 1 .00 % Quarterly 6/20/2031 1 .94 % USD 31,000 $ (1,253) $ (44) $ (1,297)
Markit CDX North America
Emerging Markets Index
Series 45.V1 1 .00 Quarterly 6/20/2031 1 .94 USD 31,000 (1,252) (44) (1,296)
(2,505) (88) (2,593)
$ 1,905 $ 165 $ 2,070
Forward effective interest rate swap contracts outstanding as of March 31, 2026:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 3.50% Semi 9/17/2036 CAD 100,000 $ 1,362 $ – $ 1,362
Pay 1D CORRA Semi 3.50% Semi 9/17/2036 CAD 100,000 1,362 – 1,362
Pay 1D SARON Annual 0.50% Annual 9/17/2031 CHF 100,000 805 39 844
Pay 1D SARON Annual 0.50% Annual 9/17/2031 CHF 200,000 1,611 79 1,690
Pay 1D SONIA Annual 4.50% Annual 9/20/2028 GBP 200,000 47 1,237 1,284
Pay 1D SONIA Annual 4.50% Annual 9/20/2028 GBP 100,000 23 903 926
Pay 1D TIIEOIS Monthly 8.00% Monthly 9/13/2028 MXN 500,000 3 – 3
Pay 1D TIIEOIS Monthly 8.00% Monthly 9/13/2028 MXN 500,000 3 – 3
Pay 3M HIBOR Qtrly 3.00% Qtrly 9/17/2031 HKD 100,000 30 37 67
Pay 6M BBR Semi 5.00% Semi 9/11/2031 AUD 400,000 326 632 958
Pay 6M BBR Semi 5.00% Semi 9/11/2031 AUD 300,000 (138) 886 748
Pay 6M BUBOR Semi 7.50% Annual 9/17/2031 HUF 4,700,000 38 132 170
Pay 6M BUBOR Semi 7.50% Annual 9/17/2031 HUF 4,700,000 38 132 170
Pay 6M EURIBOR Semi 3.00% Annual 6/21/2028 EUR 100,000 176 61 237
Pay 6M EURIBOR Semi 3.00% Annual 6/21/2028 EUR 100,000 176 61 237
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2028 EUR 500,000 (230) 1,141 911
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2028 EUR 400,000 (475) 1,203 728
Receive 1D CLICP Semi 5.00% Semi 9/20/2028 CLP 60,000,000 118 (81) 37
Receive 1D CLICP Semi 5.00% Semi 9/20/2028 CLP 60,000,000 118 (81) 37
Receive 1D CLICP Semi 5.00% Semi 9/16/2031 CLP 29,700,000 332 (129) 203
Receive 1D CLICP Semi 5.00% Semi 9/16/2031 CLP 29,700,000 332 (129) 203
Receive 1D CORRA Semi 2.50% Semi 6/21/2028 CAD 300,000 336 938 1,274
Receive 1D CORRA Semi 2.50% Semi 6/21/2028 CAD 400,000 387 1,312 1,699
Receive 1D CORRA Semi 2.50% Semi 9/20/2028 CAD 1,300,000 5,890 894 6,784
Receive 1D CORRA Semi 2.50% Semi 9/20/2028 CAD 1,400,000 6,375 931 7,306
Receive 1D IBR Qtrly 11.00% Qtrly 6/20/2028 COP 78,200,000 (12) 460 448
Receive 1D IBR Qtrly 11.00% Qtrly 6/20/2028 COP 78,200,000 (12) 460 448
Receive 1D IBR Qtrly 12.00% Qtrly 6/20/2028 COP 97,000,000 57 42 99
Receive 1D IBR Qtrly 12.00% Qtrly 6/20/2028 COP 97,000,000 57 42 99
Receive 1D IBR Qtrly 12.00% Qtrly 9/18/2028 COP 105,000,000 77 19 96
Receive 1D IBR Qtrly 12.00% Qtrly 9/18/2028 COP 105,000,000 77 19 96
Receive 1D MIBOR Semi 6.50% Semi 9/18/2028 INR 9,900,000 (309) 647 338
Receive 1D MIBOR Semi 6.50% Semi 9/18/2028 INR 9,900,000 (309) 647 338
Receive 1D MIBOR Semi 6.50% Semi 9/16/2031 INR 5,000,000 103 786 889
Receive 1D MIBOR Semi 6.50% Semi 9/16/2031 INR 5,000,000 103 786 889
Receive 1D SARON Annual 0.00% Annual 6/21/2028 CHF 100,000 595 (110) 485

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR CVX FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D SARON Annual 0.00% Annual 6/21/2028 CHF 100,000 $ 595 $ (110) $ 485
Receive 1D SARON Annual 0.00% Annual 9/20/2028 CHF 600,000 4,858 (1,341) 3,517
Receive 1D SARON Annual 0.00% Annual 9/20/2028 CHF 600,000 4,677 (1,155) 3,522
Receive 1D SHIRON Annual 3.50% Annual 9/20/2028 ILS 100,000 214 (5) 209
Receive 1D SOFR Annual 3.50% Annual 9/20/2028 USD 2,200,000 (3,196) 6,126 2,930
Receive 1D SOFR Annual 3.50% Annual 9/20/2028 USD 2,100,000 (2,942) 5,796 2,854
Receive 1D SOFR Annual 3.50% Annual 9/17/2031 USD 200,000 497 840 1,337
Receive 1D SOFR Annual 3.50% Annual 9/17/2031 USD 300,000 812 1,102 1,914
Receive 1D SONIA Annual 4.00% Annual 9/17/2031 GBP 1,000,000 3,365 10,277 13,642
Receive 1D SONIA Annual 4.00% Annual 9/17/2031 GBP 1,000,000 4,119 9,522 13,641
Receive 1D THOR Qtrly 1.50% Qtrly 9/18/2028 THB 2,000,000 52 (10) 42
Receive 1D THOR Qtrly 1.50% Qtrly 9/18/2028 THB 2,000,000 52 (10) 42
Receive 1D TONAR Annual 1.50% Annual 9/20/2028 JPY 294,900,000 (844) 3,587 2,743
Receive 1D TONAR Annual 1.50% Annual 9/20/2028 JPY 294,900,000 (843) 3,586 2,743
Receive 1D TONAR Annual 1.50% Annual 9/17/2031 JPY 10,000,000 459 657 1,116
Receive 1D TONAR Annual 1.50% Annual 9/17/2031 JPY 10,000,000 459 657 1,116
Receive 1D TONAR Annual 2.00% Annual 6/18/2036 JPY 49,600,000 (797) 6,435 5,638
Receive 1D TONAR Annual 2.00% Annual 6/18/2036 JPY 49,600,000 (797) 6,435 5,638
Receive 1D TONAR Annual 2.00% Annual 9/17/2036 JPY 19,600,000 625 2,178 2,803
Receive 1D TONAR Annual 2.00% Annual 9/17/2036 JPY 19,600,000 625 2,178 2,803
Receive 3M BBR Qtrly 4.50% Qtrly 6/08/2028 AUD 1,500,000 1,464 1,591 3,055
Receive 3M BBR Qtrly 4.50% Qtrly 6/08/2028 AUD 1,500,000 1,464 1,591 3,055
Receive 3M BBR Qtrly 4.50% Qtrly 9/07/2028 AUD 2,700,000 7,350 (1,452) 5,898
Receive 3M BBR Qtrly 4.50% Qtrly 9/07/2028 AUD 2,700,000 7,739 (1,892) 5,847
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 9/20/2028 KRW 347,500,000 (1,053) 2,390 1,337
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 9/20/2028 KRW 347,500,000 (1,053) 2,390 1,337
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 6/18/2031 KRW 98,600,000 (276) 1,161 885
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 6/18/2031 KRW 98,800,000 (277) 1,164 887
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 9/17/2031 KRW 98,700,000 (238) 1,249 1,011
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 9/17/2031 KRW 98,700,000 (238) 1,249 1,011
Receive 3M JIBAR Qtrly 7.50% Qtrly 9/20/2028 ZAR 500,000 (26) 31 5
Receive 3M JIBAR Qtrly 7.50% Qtrly 9/20/2028 ZAR 500,000 (26) 31 5
Receive 3M STIBOR Qtrly 3.00% Annual 9/17/2036 SEK 500,000 729 – 729
Receive 3M STIBOR Qtrly 3.00% Annual 9/17/2036 SEK 500,000 729 – 729
Receive 3M TWCPBA Qtrly 2.00% Qtrly 6/20/2028 TWD 1,000,000 (14) 86 72
Receive 3M TWCPBA Qtrly 2.00% Qtrly 6/20/2028 TWD 1,000,000 (14) 86 72
Receive 3M TWCPBA Qtrly 2.00% Qtrly 9/18/2028 TWD 2,500,000 54 227 281
Receive 3M TWCPBA Qtrly 2.00% Qtrly 9/18/2028 TWD 2,500,000 54 227 281
Receive 6M BBR Semi 5.00% Semi 6/12/2036 AUD 100,000 314 69 383
Receive 6M BBR Semi 5.00% Semi 6/12/2036 AUD 200,000 (139) 905 766
Receive 6M BUBOR Semi 7.00% Annual 9/17/2031 HUF 5,000,000 105 15 120
Receive 6M BUBOR Semi 7.00% Annual 9/17/2031 HUF 5,000,000 105 15 120
Receive 6M NIBOR Semi 4.50% Annual 9/20/2028 NOK 8,500,000 1,555 4,640 6,195
Receive 6M NIBOR Semi 4.50% Annual 9/20/2028 NOK 8,500,000 1,555 4,640 6,195
Receive 6M NIBOR Semi 4.00% Annual 6/18/2036 NOK 1,000,000 1,348 2,175 3,523
Receive 6M NIBOR Semi 4.00% Annual 6/18/2036 NOK 1,000,000 1,348 2,175 3,523
Receive 6M NIBOR Semi 4.00% Annual 9/17/2036 NOK 1,500,000 3,733 1,285 5,018
Receive 6M NIBOR Semi 4.00% Annual 9/17/2036 NOK 1,500,000 3,733 1,285 5,018
Receive 6M PRIBOR Semi 4.00% Annual 9/20/2028 CZK 400,000 124 20 144
Receive 6M PRIBOR Semi 4.00% Annual 9/20/2028 CZK 400,000 124 20 144
Receive 6M WIBOR Semi 4.50% Annual 9/20/2028 PLN 300,000 300 (229) 71
Receive 6M WIBOR Semi 4.50% Annual 9/20/2028 PLN 300,000 98 (27) 71
Receive 6M WIBOR Semi 4.50% Annual 9/17/2031 PLN 100,000 463 (267) 196
62,596 97,591 160,187
Pay 1D CORRA Semi 3.00% Semi 6/18/2036 CAD 100,000 (205) (1,341) (1,546)
Pay 1D SOFR Annual 3.50% Annual 9/17/2036 USD 200,000 (2,260) (4,300) (6,560)
Pay 1D SOFR Annual 3.50% Annual 9/17/2036 USD 200,000 (4,930) (1,630) (6,560)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SOFR Annual 4.00% Annual 9/20/2056 USD 100,000 $ (918) $ (1,452) $ (2,370)
Pay 1D SONIA Annual 4.50% Annual 6/21/2056 GBP 100,000 (3,236) (3,200) (6,436)
Pay 1D SONIA Annual 4.50% Annual 9/20/2056 GBP 100,000 (6,350) (183) (6,533)
Pay 1D SONIA Annual 4.50% Annual 9/20/2056 GBP 100,000 (5,116) (1,417) (6,533)
Pay 1D SORA Semi 1.50% Semi 9/20/2028 SGD 100,000 21 (438) (417)
Pay 1D SORA Semi 1.50% Semi 9/20/2028 SGD 100,000 174 (591) (417)
Pay 1D SORA Semi 2.00% Semi 6/18/2031 SGD 100,000 622 (833) (211)
Pay 1D TIIEOIS Monthly 7.50% Monthly 6/14/2028 MXN 100,000 (6) (19) (25)
Pay 1D TIIEOIS Monthly 7.50% Monthly 6/14/2028 MXN 100,000 (6) (19) (25)
Pay 1D TIIEOIS Monthly 7.50% Monthly 9/10/2031 MXN 500,000 232 (1,156) (924)
Pay 1D TIIEOIS Monthly 7.50% Monthly 9/10/2031 MXN 500,000 232 (1,156) (924)
Pay 1D TONAR Annual 1.50% Annual 6/18/2031 JPY 114,200,000 (3,955) (6,555) (10,510)
Pay 1D TONAR Annual 1.50% Annual 6/18/2031 JPY 114,200,000 (3,955) (6,555) (10,510)
Pay 1D TONAR Annual 2.50% Annual 6/20/2046 JPY 24,500,000 (2,803) (5,060) (7,863)
Pay 1D TONAR Annual 2.50% Annual 6/20/2046 JPY 24,500,000 (2,803) (5,060) (7,863)
Pay 1D TONAR Annual 2.50% Annual 9/19/2046 JPY 20,100,000 (3,348) (3,828) (7,176)
Pay 1D TONAR Annual 2.50% Annual 9/19/2046 JPY 20,100,000 (3,346) (3,830) (7,176)
Pay 3M BBR Qtrly 4.00% Semi 6/11/2031 NZD 200,000 313 (538) (225)
Pay 3M BBR Qtrly 4.00% Semi 6/11/2031 NZD 200,000 182 (408) (226)
Pay 3M BBR Qtrly 4.00% Semi 9/10/2031 NZD 500,000 (2,498) 614 (1,884)
Pay 3M BBR Qtrly 4.00% Semi 9/10/2031 NZD 500,000 (2,498) 614 (1,884)
Pay 3M CD_KSDA Qtrly 3.50% Qtrly 6/21/2028 KRW 900,000 1 (3) (2)
Pay 3M CD_KSDA Qtrly 3.50% Qtrly 6/21/2028 KRW 900,000 1 (3) (2)
Pay 3M JIBAR Qtrly 6.00% Qtrly 9/20/2028 ZAR 600,000 (341) (625) (966)
Pay 3M JIBAR Qtrly 6.00% Qtrly 9/20/2028 ZAR 600,000 (341) (625) (966)
Pay 3M JIBAR Qtrly 6.50% Qtrly 9/17/2031 ZAR 700,000 (734) (1,523) (2,257)
Pay 3M JIBAR Qtrly 6.50% Qtrly 9/17/2031 ZAR 700,000 (734) (1,523) (2,257)
Pay 6M BBR Semi 5.00% Semi 9/11/2036 AUD 100,000 (1,073) 614 (459)
Pay 6M BBR Semi 5.00% Semi 9/11/2036 AUD 100,000 (232) (227) (459)
Pay 6M BBR Semi 5.00% Semi 9/13/2046 AUD 100,000 (2,156) 848 (1,308)
Pay 6M BUBOR Semi 5.50% Annual 9/20/2028 HUF 5,000,000 (4) (482) (486)
Pay 6M BUBOR Semi 5.50% Annual 9/20/2028 HUF 5,000,000 (4) (482) (486)
Pay 6M EURIBOR Semi 3.00% Annual 6/18/2036 EUR 100,000 2,170 (3,081) (911)
Pay 6M EURIBOR Semi 3.00% Annual 9/17/2036 EUR 300,000 (1,031) (2,324) (3,355)
Pay 6M EURIBOR Semi 3.00% Annual 9/17/2036 EUR 300,000 4,027 (7,383) (3,356)
Pay 6M NIBOR Semi 4.50% Annual 9/17/2031 NOK 5,500,000 823 (2,321) (1,498)
Pay 6M NIBOR Semi 4.50% Annual 9/17/2031 NOK 5,500,000 823 (2,321) (1,498)
Receive 1D CORRA Semi 3.00% Semi 6/18/2031 CAD 300,000 (510) (99) (609)
Receive 1D CORRA Semi 3.00% Semi 6/18/2031 CAD 400,000 (1,006) 194 (812)
Receive 1D CORRA Semi 3.00% Semi 9/17/2031 CAD 300,000 (1) (155) (156)
Receive 1D CORRA Semi 3.00% Semi 9/17/2031 CAD 300,000 202 (358) (156)
Receive 1D IBR Qtrly 11.50% Qtrly 6/17/2031 COP 44,400,000 118 (120) (2)
Receive 1D IBR Qtrly 11.50% Qtrly 6/17/2031 COP 44,400,000 118 (120) (2)
Receive 1D THOR Qtrly 2.00% Qtrly 9/16/2031 THB 1,500,000 (341) – (341)
Receive 1D THOR Qtrly 2.00% Qtrly 9/16/2031 THB 1,500,000 (341) – (341)
Receive 1D TONAR Annual 1.50% Annual 6/21/2028 JPY 705,900,000 (8,199) 5,054 (3,145)
Receive 1D TONAR Annual 1.50% Annual 6/21/2028 JPY 705,900,000 (8,199) 5,054 (3,145)
Receive 3M BBR Qtrly 4.00% Semi 9/13/2028 NZD 2,100,000 (2,816) (1,720) (4,536)
Receive 3M BBR Qtrly 4.00% Semi 9/13/2028 NZD 2,200,000 (2,910) (1,740) (4,650)
Receive 3M BBR Qtrly 4.50% Semi 6/11/2036 NZD 100,000 (582) 17 (565)
Receive 3M BBR Qtrly 4.50% Semi 9/10/2036 NZD 200,000 (124) (357) (481)
Receive 3M BBR Qtrly 4.50% Semi 9/10/2036 NZD 200,000 623 (1,104) (481)
Receive 3M HIBOR Qtrly 3.00% Qtrly 9/20/2028 HKD 100,000 10 (39) (29)
Receive 3M HIBOR Qtrly 3.00% Qtrly 9/20/2028 HKD 200,000 (2) (57) (59)
Receive 3M JIBAR Qtrly 8.00% Qtrly 9/17/2031 ZAR 200,000 (99) 37 (62)
Receive 3M JIBAR Qtrly 8.00% Qtrly 9/17/2031 ZAR 200,000 (99) 37 (62)
Receive 3M STIBOR Qtrly 3.00% Annual 9/20/2028 SEK 1,500,000 (471) – (471)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR CVX FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 3M STIBOR Qtrly 3.00% Annual 9/20/2028 SEK 1,500,000 $ (471) $ – $ (471)
Receive 3M STIBOR Qtrly 3.00% Annual 9/17/2031 SEK 500,000 (44) (90) (134)
Receive 3M STIBOR Qtrly 3.00% Annual 9/17/2031 SEK 500,000 (44) (90) (134)
Receive 3M TWCPBA Qtrly 2.50% Qtrly 6/17/2031 TWD 500,000 (147) 35 (112)
Receive 3M TWCPBA Qtrly 2.50% Qtrly 6/17/2031 TWD 500,000 (147) 35 (112)
Receive 3M TWCPBA Qtrly 2.50% Qtrly 9/16/2031 TWD 1,000,000 (228) 66 (162)
Receive 3M TWCPBA Qtrly 2.50% Qtrly 9/16/2031 TWD 1,000,000 (228) 66 (162)
Receive 6M BBR Semi 5.00% Semi 6/12/2031 AUD 100,000 (272) (17) (289)
Receive 6M BBR Semi 5.00% Semi 6/12/2031 AUD 100,000 (272) (17) (289)
Receive 6M BUBOR Semi 7.50% Annual 9/20/2028 HUF 10,000,000 43 (99) (56)
Receive 6M BUBOR Semi 7.50% Annual 9/20/2028 HUF 10,000,000 43 (99) (56)
Receive 6M EURIBOR Semi 3.00% Annual 6/18/2031 EUR 300,000 669 (2,006) (1,337)
Receive 6M EURIBOR Semi 3.00% Annual 6/18/2031 EUR 300,000 669 (2,006) (1,337)
Receive 6M EURIBOR Semi 3.00% Annual 9/17/2031 EUR 1,200,000 4,196 (8,184) (3,988)
Receive 6M EURIBOR Semi 3.00% Annual 9/17/2031 EUR 1,200,000 4,196 (8,184) (3,988)
Receive 6M NIBOR Semi 5.00% Annual 6/21/2028 NOK 10,300,000 (2,115) 332 (1,783)
Receive 6M NIBOR Semi 5.00% Annual 6/21/2028 NOK 10,300,000 (2,115) 332 (1,783)
Receive 6M NIBOR Semi 5.00% Annual 9/20/2028 NOK 2,000,000 (308) (140) (448)
Receive 6M NIBOR Semi 5.00% Annual 9/20/2028 NOK 2,000,000 (308) (140) (448)
Receive 6M NIBOR Semi 4.50% Annual 9/17/2036 NOK 1,000,000 (178) (557) (735)
Receive 6M NIBOR Semi 4.50% Annual 9/17/2036 NOK 1,000,000 (178) (557) (735)
Receive 6M PRIBOR Semi 4.50% Annual 9/20/2028 CZK 600,000 (54) (3) (57)
Receive 6M PRIBOR Semi 4.50% Annual 9/20/2028 CZK 600,000 (54) (3) (57)
Receive 6M PRIBOR Semi 4.50% Annual 9/17/2031 CZK 500,000 (81) 48 (33)
Receive 6M PRIBOR Semi 4.50% Annual 9/17/2031 CZK 500,000 (81) 48 (33)
(67,400) (86,508) (153,908)
$ (4,804) $ 11,083 $ 6,279
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at March 31, 2026 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.27%
1 Day Chile Indice de Camara Promedio Interbank Overnight Index (“CLICP”): 4.78%
1 Day Colombia Overnight Interbank Rate (“IBR”): 9.64%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 6.94%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 6.98%
1 Day Secured Overnight Financing Rate (“SOFR”): 3.68%
1 Day Shekel Interbank Offered Rate (“SHIRON”): 4.00%
1 Day Singapore Overnight Rate Average (“SORA”): 1.00%
1 Day Sterling Overnight Index Average (“SONIA”): 3.73%
1 Day Swiss Average Rate Overnight (“SARON”): -0.07%
1 Day Thailand Overnight Repo Rate (“THOR”): 0.99%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.72%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.31%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 2.36%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 6.75%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 2.82%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 2.19%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.68%

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.78%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 6.62%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.48%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.66%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.62%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 3.79%
Total return swap contracts outstanding as of March 31, 2026 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index April
Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
At termination MSCS 04/17/2026 EUR (191,568) $ 3,253
Total unrealized appreciation 3,253
iBovespa Index April
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination MSCS 04/15/2026 BRL 188,542 (773)
Swiss Market Index
June Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
At termination JPMC 06/19/2026 CHF (126,720) (1)
TAIEX Index April
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination JPMC 04/15/2026 TWD 1,597,700 (1,342)
Total unrealized depreciation (2,116)
Net unrealized appreciation $ 1,137
Futures contracts outstanding as of March 31, 2026:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 1 4/2026 USD $ 103,970 $ (2,947)
Hang Seng Mini Index 4 4/2026 HKD 42,631 (879)
Hang Seng Mini Index 6 4/2026 HKD 189,423 (3,573)
IBEX 35 Index 2 4/2026 EUR 39,221 (544)
KOSPI 200 Index 3 4/2026 KRW 73,139 (1,728)
MSCI Singapore Index 4 4/2026 SGD 135,833 369
Natural Gas 1 4/2026 USD 28,840 (2,595)
NY Harbor ULSD 1 4/2026 USD 172,780 18,488
SGX FTSE Taiwan Index 1 4/2026 USD 103,320 (3,790)
WTI Crude Oil 1 4/2026 USD 101,380 16,207
Canola 1 5/2026 CAD 10,521 (93)
Coffee 'C' 3 5/2026 USD 335,644 8,744
Copper 2 5/2026 USD 280,700 (1,354)
Corn 3 5/2026 USD 68,662 17
KC HRW Wheat 1 5/2026 USD 31,775 123
Low Sulphur Gasoil 3 5/2026 USD 371,775 61,659

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR CVX FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Milling Wheat No. 2 4 5/2026 EUR $ 47,332 $ 1,502
SGX IODEX Iron Ore 8 5/2026 USD 84,384 (364)
Silver 1 5/2026 USD 374,595 (44,309)
Soybean Meal 4 5/2026 USD 126,560 (836)
Soybean Oil 5 5/2026 USD 206,640 19,691
100 oz Gold 2 6/2026 USD 935,720 33,885
Crude Oil 1 6/2026 USD 90,586 (3,605)
DJIA CBOT Micro E-mini Index 9 6/2026 USD 209,619 (1,444)
Euro-Bobl 1 6/2026 EUR 133,651 (1,109)
Lean Hogs 1 6/2026 USD 42,020 (902)
Live Cattle 3 6/2026 USD 291,930 15,239
LME Aluminum Base Metal 7 6/2026 USD 609,374 37,327
LME Copper Base Metal 1 6/2026 USD 308,338 (29,307)
LME Lead Base Metal 1 6/2026 USD 47,422 145
LME Nickel Base Metal 3 6/2026 USD 307,548 (2,537)
MSCI Emerging Markets Index 1 6/2026 USD 72,730 (2,074)
NASDAQ 100 Micro E-Mini Index 2 6/2026 USD 95,660 (2,777)
Russell 2000 Micro E-Mini Index 6 6/2026 USD 75,366 183
S&P 500 E-Mini Index 88 6/2026 USD 28,911,300 (638,927)
S&P 500 Micro E-Mini Index 5 6/2026 USD 164,269 (1,474)
TOPIX Mini Index 3 6/2026 JPY 66,236 (1,814)
Robusta Coffee 1 7/2026 USD 34,050 (102)
3 Month Euro Euribor 1 9/2026 EUR 281,204 (1,217)
3 Month SARON 1 6/2027 CHF 311,843 (751)
Total of long contracts (537,473)
Short Contracts
CAC 40 10 Euro Index (2) 4/2026 EUR (180,891) 2,507
CBOE Volatility Index (2) 4/2026 USD (50,045) (6,448)
IFSC NIFTY 50 Index (1) 4/2026 USD (44,963) 104
OMXS30 Index (2) 4/2026 SEK (61,690) 1,959
SGX FTSE China A50 Index (2) 4/2026 USD (29,072) 97
Sugar No. 11 (6) 4/2026 USD (104,294) (7,802)
Cocoa (1) 5/2026 USD (33,000) 4,558
Cocoa (6) 5/2026 GBP (197,508) (6,327)
Cotton No. 2 (4) 5/2026 USD (140,000) (11,642)
Soybean (2) 5/2026 USD (117,100) (738)
Australia 10 Year Bond (10) 6/2026 AUD (744,574) 2,018
Australia 3 Year Bond (3) 6/2026 AUD (214,785) 573
Canada 10 Year Bond (3) 6/2026 CAD (258,637) 5,367
DAX Index (3) 6/2026 EUR (395,942) 11,728
Euro STOXX 50 Index (4) 6/2026 EUR (254,056) 4,370
Euro-BTP (2) 6/2026 EUR (271,116) (3,113)
Euro-Bund (2) 6/2026 EUR (290,604) (1,816)
Euro-Buxl (1) 6/2026 EUR (127,860) 420
Euro-OAT (1) 6/2026 EUR (137,673) (765)
Euro-Schatz (2) 6/2026 EUR (244,647) 376
FTSE 100 Index (1) 6/2026 GBP (134,994) 2,458
Japan 10 Year Bond (1) 6/2026 JPY (821,902) 9,654
LME Copper Base Metal (1) 6/2026 USD (308,338) 13,859
LME Lead Base Metal (1) 6/2026 USD (47,422) 2,367
LME Nickel Base Metal (2) 6/2026 USD (205,032) 7,398
LME Zinc Base Metal (1) 6/2026 USD (81,075) 615
Long Gilt (1) 6/2026 GBP (116,900) 955
MSCI EAFE Index (1) 6/2026 USD (145,055) (1,573)
Nikkei 225 Index (2) 6/2026 JPY (64,472) 513
SPI 200 Index (2) 6/2026 AUD (293,677) 226
U.S. Treasury 10 Year Note (5) 6/2026 USD (554,922) 2,104

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
U.S. Treasury 2 Year Note (8) 6/2026 USD $ (1,659,813) $ 2,435
U.S. Treasury 5 Year Note (3) 6/2026 USD (324,516) (693)
U.S. Treasury Long Bond (3) 6/2026 USD (340,781) 1,197
U.S. Treasury Ultra Bond (1) 6/2026 USD (116,281) (363)
90-Day Australian Bank Bill (8) 9/2026 AUD (5,456,100) 4,086
90-Day New Zealand Bill (2) 9/2026 NZD (1,141,084) 53
3 Month CORRA (8) 12/2026 CAD (1,400,618) 1,462
3 Month Euro Euribor (2) 12/2026 EUR (562,032) 4,323
3 Month SOFR (7) 12/2026 USD (1,685,950) 6,380
3 Month SONIA (2) 12/2026 GBP (633,707) 1,885
90-Day Australian Bank Bill (8) 12/2026 AUD (5,455,302) 5,910
90-Day New Zealand Bill (1) 12/2026 NZD (569,998) 198
3 Month CORRA (4) 3/2027 CAD (699,087) (814)
3 Month Euro Euribor (4) 3/2027 EUR (1,123,660) 4,719
3 Month SOFR (8) 3/2027 USD (1,927,400) 8,157
3 Month SONIA (1) 3/2027 GBP (316,787) (498)
90-Day Australian Bank Bill (12) 3/2027 AUD (8,183,153) 4,369
90-Day New Zealand Bill (1) 3/2027 NZD (569,524) 243
3 Month CORRA (4) 6/2027 CAD (698,081) 1,027
3 Month Euro Euribor (1) 6/2027 EUR (280,973) (125)
3 Month SOFR (7) 6/2027 USD (1,686,825) 5,029
3 Month SONIA (2) 6/2027 GBP (633,574) 54
90-Day Australian Bank Bill (3) 6/2027 AUD (2,046,038) 451
3 Month CORRA (5) 9/2027 CAD (872,196) 663
3 Month Euro Euribor (2) 9/2027 EUR (562,234) (605)
3 Month SOFR (4) 9/2027 USD (964,500) 2,916
3 Month SONIA (2) 9/2027 GBP (633,938) 577
3 Month Euro Euribor (2) 12/2027 EUR (562,523) (368)
3 Month SOFR (4) 12/2027 USD (965,350) 1,356
3 Month SONIA (2) 12/2027 GBP (634,468) (1,077)
3 Month Euro Euribor (2) 3/2028 EUR (562,552) (449)
3 Month SOFR (4) 3/2028 USD (965,950) 441
3 Month SONIA (2) 3/2028 GBP (634,931) (178)
3 Month SOFR (4) 6/2028 USD (965,900) 824
3 Month SONIA (2) 6/2028 GBP (635,063) (882)
Total of short contracts 86,705
Net unrealized depreciation $ (450,768)
Forward foreign currency exchange contracts outstanding as of March 31, 2026:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
BRL 308,500 USD 57,766 CITI
**
6/17/2026 $ 786
BRL 308,500 USD 57,766 JPMC
**
6/17/2026 786
CNY 379,420 USD 55,265 CITI
**
6/17/2026 117
CNY 402,790 USD 58,670 JPMC
**
6/17/2026 123
COP 1,000,000,000 USD 260,669 CITI
**
6/17/2026 6,727
COP 1,000,000,000 USD 260,668 JPMC
**
6/17/2026 6,728
CZK 500,000 USD 23,546 CITI 6/17/2026 21
CZK 500,000 USD 23,546 JPMC 6/17/2026 21
DKK 375,000 USD 58,065 CITI 6/17/2026 187
DKK 375,000 USD 58,065 JPMC 6/17/2026 187
EUR 399,500 USD 462,556 CITI 6/17/2026 831

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR CVX FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
EUR 399,500 USD 462,555 JPMC 6/17/2026 $ 832
GBP 35,500 USD 46,918 CITI 6/17/2026 59
GBP 35,500 USD 46,918 JPMC 6/17/2026 59
HUF 5,102,855 USD 15,175 CITI 6/17/2026 90
HUF 5,563,811 USD 16,562 JPMC 6/17/2026 82
ILS 44,500 USD 14,082 CITI 6/17/2026 103
ILS 44,500 USD 14,082 JPMC 6/17/2026 103
JPY 50,000,000 USD 315,461 CITI 6/17/2026 1,627
JPY 50,000,000 USD 315,460 JPMC 6/17/2026 1,627
NOK 749,064 USD 77,057 CITI 6/17/2026 252
NOK 749,064 USD 77,057 JPMC 6/17/2026 252
PEN 49,823 USD 14,235 CITI
**
6/17/2026 24
PEN 49,823 USD 14,235 JPMC
**
6/17/2026 24
SGD 10,500 USD 8,195 CITI 6/17/2026 16
SGD 10,500 USD 8,195 JPMC 6/17/2026 16
USD 171,965 AUD 248,000 CITI 6/17/2026 1,051
USD 171,965 AUD 248,000 JPMC 6/17/2026 1,051
USD 111,811 CAD 152,500 CITI 6/17/2026 1,818
USD 111,811 CAD 152,500 JPMC 6/17/2026 1,818
USD 425,242 CHF 326,502 CITI 6/17/2026 13,461
USD 425,238 CHF 326,498 JPMC 6/17/2026 13,462
USD 109,039 CLP 100,000,000 CITI
**
6/17/2026 1,005
USD 109,039 CLP 100,000,000 JPMC
**
6/17/2026 1,005
USD 26,837 COP 100,000,000 CITI
**
6/17/2026 98
USD 26,837 COP 100,000,000 JPMC
**
6/17/2026 98
USD 436,428 CZK 9,000,000 CITI 6/17/2026 12,215
USD 436,581 CZK 9,000,000 JPMC 6/17/2026 12,368
USD 1,175,947 EUR 1,002,502 CITI 6/17/2026 13,129
USD 1,175,946 EUR 1,002,499 JPMC 6/17/2026 13,131
USD 775,592 GBP 574,947 CITI 6/17/2026 14,768
USD 775,594 GBP 574,947 JPMC 6/17/2026 14,770
USD 15,064 HUF 5,000,000 CITI 6/17/2026 107
USD 15,064 HUF 5,000,000 JPMC 6/17/2026 107
USD 177,839 IDR 3,000,000,000 CITI
**
6/17/2026 1,511
USD 177,840 IDR 3,000,000,000 JPMC
**
6/17/2026 1,512
USD 272,037 ILS 843,000 CITI 6/17/2026 3,307
USD 272,108 ILS 843,000 JPMC 6/17/2026 3,378
USD 1,080,495 INR 100,000,000 CITI
**
6/17/2026 26,842
USD 1,080,497 INR 100,000,000 JPMC
**
6/17/2026 26,845
USD 863,624 JPY 135,000,000 CITI 6/17/2026 7,488
USD 863,625 JPY 135,000,000 JPMC 6/17/2026 7,490
USD 278,400 KRW 412,499,999 CITI
**
6/17/2026 3,583
USD 278,400 KRW 412,499,999 JPMC
**
6/17/2026 3,582
USD 27,889 MXN 500,004 CITI 6/17/2026 177
USD 27,888 MXN 499,996 JPMC 6/17/2026 177
USD 52,114 NOK 500,000 CITI 6/17/2026 510
USD 52,114 NOK 500,000 JPMC 6/17/2026 510
USD 296,579 NZD 496,500 CITI 6/17/2026 10,493
USD 296,579 NZD 496,500 JPMC 6/17/2026 10,494
USD 45,676 PEN 157,500 CITI
**
6/17/2026 601
USD 45,676 PEN 157,500 JPMC
**
6/17/2026 601
USD 83,411 PHP 5,000,000 CITI
**
6/17/2026 1,325
USD 83,411 PHP 5,000,000 JPMC
**
6/17/2026 1,325
USD 276,495 PLN 1,016,500 CITI 6/17/2026 2,743
USD 276,496 PLN 1,016,500 JPMC 6/17/2026 2,744
USD 546,942 SEK 5,000,000 CITI 6/17/2026 16,721
USD 546,943 SEK 5,000,000 JPMC 6/17/2026 16,722
USD 842,870 SGD 1,058,897 CITI 6/17/2026 14,832

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 842,872 SGD 1,058,897 JPMC 6/17/2026 $ 14,834
USD 366,556 THB 11,500,000 CITI 6/17/2026 15,672
USD 366,556 THB 11,500,000 JPMC 6/17/2026 15,673
USD 203,288 TWD 6,500,011 CITI
**
6/17/2026 1,030
USD 203,287 TWD 6,499,989 JPMC
**
6/17/2026 1,031
USD 267,394 ZAR 4,492,129 CITI 6/17/2026 3,464
USD 268,336 ZAR 4,507,871 JPMC 6/17/2026 3,481
Total unrealized appreciation 357,840
AUD 1,987,000 USD 1,412,452 CITI 6/17/2026 (43,068)
AUD 1,987,000 USD 1,412,449 JPMC 6/17/2026 (43,066)
CAD 1,310,292 USD 962,394 CITI 6/17/2026 (17,325)
CAD 1,310,292 USD 962,392 JPMC 6/17/2026 (17,323)
CHF 163,002 USD 212,174 CITI 6/17/2026 (6,598)
CHF 162,998 USD 212,168 JPMC 6/17/2026 (6,597)
CLP 200,000,000 USD 225,579 CITI
**
6/17/2026 (9,511)
CLP 200,000,000 USD 225,578 JPMC
**
6/17/2026 (9,511)
CNY 1,122,498 USD 164,469 CITI
**
6/17/2026 (625)
CNY 1,099,128 USD 161,053 JPMC
**
6/17/2026 (619)
CZK 3,000,000 USD 141,917 CITI 6/17/2026 (513)
CZK 3,000,000 USD 141,917 JPMC 6/17/2026 (513)
EUR 451,349 USD 525,958 CITI 6/17/2026 (2,430)
EUR 451,346 USD 525,954 JPMC 6/17/2026 (2,431)
GBP 1,150,500 USD 1,537,040 CITI 6/17/2026 (14,589)
GBP 1,150,500 USD 1,537,037 JPMC 6/17/2026 (14,586)
HUF 59,736,246 USD 184,379 CITI 6/17/2026 (5,689)
HUF 59,597,088 USD 183,797 JPMC 6/17/2026 (5,523)
IDR 1,000,000,000 USD 59,017 CITI
**
6/17/2026 (241)
IDR 1,000,000,000 USD 59,017 JPMC
**
6/17/2026 (241)
ILS 474,000 USD 153,185 CITI 6/17/2026 (2,085)
ILS 474,000 USD 153,185 JPMC 6/17/2026 (2,084)
JPY 51,479,166 USD 331,732 CITI 6/17/2026 (5,264)
JPY 51,479,166 USD 331,731 JPMC 6/17/2026 (5,263)
KRW 862,499,999 USD 600,798 CITI
**
6/17/2026 (26,179)
KRW 862,499,999 USD 600,797 JPMC
**
6/17/2026 (26,178)
MXN 4,000,004 USD 228,143 CITI 6/17/2026 (6,453)
MXN 3,999,996 USD 228,142 JPMC 6/17/2026 (6,451)
NOK 2,750,936 USD 287,405 CITI 6/17/2026 (3,486)
NOK 2,750,936 USD 287,405 JPMC 6/17/2026 (3,485)
PEN 647,677 USD 191,438 CITI
**
6/17/2026 (6,080)
PEN 647,677 USD 191,437 JPMC
**
6/17/2026 (6,080)
PLN 537,500 USD 148,363 CITI 6/17/2026 (3,609)
PLN 537,500 USD 148,363 JPMC 6/17/2026 (3,610)
SGD 365,500 USD 287,864 CITI 6/17/2026 (2,049)
SGD 365,500 USD 287,863 JPMC 6/17/2026 (2,049)
TWD 17,500,011 USD 556,503 CITI
**
6/17/2026 (11,965)
TWD 17,499,989 USD 556,501 JPMC
**
6/17/2026 (11,964)
USD 41,069 CAD 57,000 CITI 6/17/2026 (43)
USD 41,069 CAD 57,000 JPMC 6/17/2026 (43)
USD 384,084 EUR 332,000 CITI 6/17/2026 (1,008)
USD 384,085 EUR 332,000 JPMC 6/17/2026 (1,007)
USD 73,075 HUF 24,839,101 CITI 6/17/2026 (1,226)
USD 74,023 HUF 25,160,899 JPMC 6/17/2026 (1,242)
USD 98,327 ILS 308,500 CITI 6/17/2026 (16)
USD 98,327 ILS 308,500 JPMC 6/17/2026 (16)
USD 696,072 JPY 110,000,000 CITI 6/17/2026 (1,520)
USD 696,074 JPY 110,000,000 JPMC 6/17/2026 (1,518)
USD 66,121 KRW 100,000,000 CITI
**
6/17/2026 (501)
USD 66,122 KRW 100,000,000 JPMC
**
6/17/2026 (501)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR CVX FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 27,510 MXN 500,000 CITI 6/17/2026 $ (201)
USD 27,510 MXN 500,000 JPMC 6/17/2026 (201)
USD 11,821 PEN 41,500 CITI
**
6/17/2026 (56)
USD 11,821 PEN 41,500 JPMC
**
6/17/2026 (56)
USD 81,963 PHP 5,000,000 CITI
**
6/17/2026 (123)
USD 81,963 PHP 5,000,000 JPMC
**
6/17/2026 (123)
USD 31,091 TWD 1,000,000 CITI
**
6/17/2026 (26)
USD 31,091 TWD 1,000,000 JPMC
**
6/17/2026 (26)
USD 233,672 ZAR 4,000,000 CITI 6/17/2026 (1,343)
USD 233,672 ZAR 4,000,000 JPMC 6/17/2026 (1,343)
ZAR 4,992,129 USD 306,551 CITI 6/17/2026 (13,247)
ZAR 5,007,871 USD 307,042 JPMC 6/17/2026 (12,812)
Total unrealized depreciation (373,531)
Net unrealized depreciation $ (15,691)
** Non-deliverable forward foreign currency exchange contracts.

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2026 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 103.9%
COMMON STOCKS - 9.1%
Communication Services - 0 .2%
Interactive Media & Services - 0 .2%
Alphabet, Inc., Class C (1)(a) 17,707 5,079,430
Wireless Telecommunication Services - 0 .0% †
Kyivstar Group Ltd. *(b) 14,558 147,327
Total Communication Services 5,226,757
Consumer Discretionary - 0 .5%
Textiles, Apparel & Luxury Goods - 0 .5%
Skechers USA, Inc., Class A (3)* 542,493 11,880,597
Consumer Staples - 0 .0% †
Food Products - 0 .0% †
CN Healthy Food Tech Group Corp.
(3)* 12,638 69,635
Financials - 1 .7%
Banks - 0 .4%
Flushing Financial Corp. (1)(a)
101,936 1,565,737
Stellar Bancorp, Inc. (1)(a)
211,684 7,749,751
9,315,488
Capital Markets - 1 .2%
Abony Acquisition Corp. I, Class B
(acquired 2/19/2026, Cost $235)
(3)*(c)(d) 78,336 235
Activate Energy Acquisition Corp.,
Class B (acquired 12/4/2025, Cost
$216) (3)*(c)(d) 71,880 216
Aldabra 4 Liquidity Opportunity
Vehicle, Inc., Class B (Germany)
(acquired 1/22/2026, Cost $222)
(3)*(c)(d) 74,140 222
American Drive Acquisition Co.,
Class B (acquired 12/18/2025, Cost
$151,380) (3)*(c)(d) 87,000 151,380
Andretti Acquisition Corp. II, Class
B (acquired 9/6/2024, Cost $309)
(3)*(c)(d) 77,278 309
Art Technology Acquisition Corp.,
Class B (acquired 1/6/2026, Cost
$306) (3)*(c)(d) 30,630 306
Axiom Intelligence Acquisition Corp.
1, Class B (acquired 6/18/2025,
Cost $257) (3)*(c)(d) 64,144 257
Bitcoin Infrastructure Acquisition
Corp. Ltd., Class B (acquired
12/2/2025, Cost $241) (3)*(c)(d) 80,271 241
Bluerock Acquisition Corp., Class B
(acquired 12/11/2025, Cost $180)
(3)*(c)(d) 60,080 180
byNordic Acquisition Corp., Class A
(Sweden) *(a)(d) 40,443 509,986
CO2 Energy Transition Corp. (1)*(d)
127,667 1,323,907
Cohen Circle Acquisition Corp. II,
Class B (acquired 7/1/2025, Cost
$398) (3)*(c)(d) 39,810 398
INVESTMENTS SHARES VALUE ($)
Capital Markets - 1.2% (continued)
Columbus Circle Capital Corp. II,
Class B (acquired 2/11/2026, Cost
$108) (3)*(c)(d) 36,079 108
Crane Harbor Acquisition Corp. II,
Class B (acquired 12/16/2025, Cost
$378) (3)*(c)(d) 75,600 378
CSLM Digital Asset Acquisition
Corp. III Ltd., Class B (acquired
8/27/2025, Cost $165) (3)*(c)(d) 54,870 165
EGH Acquisition Corp., Class B
(acquired 5/9/2025, Cost $202)
(3)*(c)(d) 67,296 202
ESH Acquisition Corp., Class A
(1)*(d) 8,212 98,462
Fact II Acquisition Corp., Class A
(acquired 11/27/2024, Cost $149)
(3)*(c)(d) 14,906 149
Fact II Acquisition Corp., Class B
(acquired 11/27/2024, Cost $191)
(3)*(c)(d) 51,558 191
FG Merger II Corp. (1)*(d)
179,188 1,809,799
Gesher Acquisition Corp. II, Class
B (acquired 3/21/2025, Cost $417)
(3)*(c)(d) 92,583 417
Gigcapital7 Corp., Class B (acquired
8/29/2024, Cost $78,678) (3)*(c)(d) 68,416 78,678
GigCapital8 Corp., Class B
(acquired 10/6/2025, Cost $2,634)
(3)*(c)(d) 113,287 2,634
GigCapital9 Corp., Class B
(acquired 1/27/2026, Cost $3,540)
(3)*(c)(d) 152,224 3,540
GSR IV Acquisition Corp., Class B
(acquired 9/4/2025, Cost $93) (3)*(c)
(d) 92,407 93
HCM III Acquisition Corp., Class B
(acquired 8/1/2025, Cost $31) (3)*(c)
(d) 10,459 31
HCM IV Acquisition Corp., Class B
(acquired 2/12/2026, Cost $196)
(3)*(c)(d) 65,277 196
Hennessy Capital Investment Corp.
VII, Class B (acquired 1/17/2025,
Cost $131) (3)*(c)(d) 65,300 131
Hennessy Capital Investment Corp.
VIII, Class B (acquired 2/5/2026,
Cost $326) (3)*(c)(d) 108,795 326
Inception Growth Acquisition Ltd.
*(d) 26,400 324,984
Inception Growth Acquisition Ltd.,
Class B (acquired 4/26/2023, Cost
$–) *(c)(d) 33,755 270,040
Indigo Acquisition Corp., Class B
(acquired 7/1/2025, Cost $233)
(3)*(c)(d) 46,585 233
Infinite Eagle Acquisition Corp.,
Class A (1)*(d) 635,159 6,338,887
Iris Acquisition Corp. II, Class B
(acquired 2/3/2026, Cost $198)
(3)*(c)(d) 49,392 198

Schedule of Investments
March 31, 2026 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Capital Markets - 1.2% (continued)
Kochav Defense Acquisition Corp.,
Class B (acquired 5/28/2025, Cost
$375) (3)*(c)(d) 125,127 375
LaFayette Acquisition Corp., Class
B (acquired 10/24/2025, Cost $244)
(3)*(c)(d) 48,755 244
Launch One Acquisition Corp., Class
B (acquired 7/11/2024, Cost $236)
(3)*(c)(d) 59,069 236
Launch Two Acquisition Corp., Class
B (acquired 10/21/2024, Cost $261)
(3)*(c)(d) 65,200 261
Launchpad Cadenza Acquisition
Corp. I, Class B (acquired
12/18/2025, Cost $290) (3)*(c)(d) 72,606 290
Leapfrog Acquisition Corp., Class
B (acquired 12/4/2025, Cost $361)
(3)*(c)(d) 72,280 361
Lightwave Acquisition Corp., Class
B (acquired 6/25/2025, Cost $309)
(3)*(c)(d) 77,130 309
M3-Brigade Acquisition VI Corp.,
Class B (acquired 8/27/2025, Cost
$68) (3)*(c)(d) 22,579 68
Mayflower Acquisition Ltd. (United
Kingdom) *(d) 910,000 8,147,557
McKinley Acquisition Corp., Class
B (acquired 8/12/2025, Cost $82)
(3)*(c)(d) 65,705 82
New America Acquisition I Corp.,
Class A (1)*(d) 36,044 360,801
New Providence Acquisition Corp.
III, Class B (acquired 4/24/2025,
Cost $192) (3)*(c)(d) 63,992 192
Newbury Street II Acquisition Corp.,
Class B (acquired 11/1/2024, Cost
$346) (3)*(c)(d) 86,566 346
NewHold Investment Corp. III, Class
B (acquired 2/28/2025, Cost $338)
(3)*(c)(d) 91,354 338
OneIM Acquisition Corp., Class A
(1)*(d) 170,748 1,710,895
Plum Acquisition Corp. IV, Class A
(acquired 1/15/2025, Cost $157)
(3)*(c)(d) 15,672 157
Plum Acquisition Corp. IV, Class B
(acquired 1/15/2025, Cost $188)
(3)*(c)(d) 62,688 188
Procap Financial, Inc. *(b)
48,800 102,968
Quetta Acquisition Corp. *(d)
72,851 823,945
Range Capital Acquisition Corp. II,
Class B (acquired 10/3/2025, Cost
$269) (3)*(c)(d) 89,808 269
RF Acquisition Corp. III (Singapore)
(1)*(d) 335,580 3,281,972
Silicon Valley Acquisition Corp.,
Class B (acquired 12/23/2025, Cost
$90,090) (3)*(c)(d) 72,072 90,090
SilverBox Corp. IV, Class B
(acquired 8/16/2024, Cost $273)
(3)*(c)(d) 68,292 273
INVESTMENTS SHARES VALUE ($)
Capital Markets - 1.2% (continued)
Stellar V Capital Corp., Class B
(acquired 1/30/2025, Cost $322)
(3)*(c)(d) 78,550 322
Tailwind 2.0 Acquisition Corp., Class
B (acquired 11/7/2025, Cost $381)
(3)*(c)(d) 95,248 381
Translational Development
Acquisition Corp., Class B (acquired
12/23/2024, Cost $242) (3)*(c)(d) 60,623 242
Voyager Acquisition Corp., Class B
(acquired 8/9/2024, Cost $300) *(c)
(d) 74,993 936,663
Wen Acquisition Corp., Class B
(acquired 5/16/2025, Cost $143)
(3)*(c)(d) 35,744 143
26,377,447
Mortgage Real Estate Investment Trusts (REITs) - 0 .1%
Two Harbors Investment Corp. (1)(a) 200,842 2,293,616
Total Financials 37,986,551
Health Care - 0 .8%
Biotechnology - 0 .8%
Atrium Therapeutics, Inc. (1)*(a)
125,410 1,676,732
Day One Biopharmaceuticals, Inc.
(1)*(a) 768,933 16,485,923
Total Health Care 18,162,655
Industrials - 0 .0% †
Construction & Engineering - 0 .0% †
Terrestrial Energy, Inc. *(b) 59,069 354,710
Electrical Equipment - 0 .0% †
Terra Innovatum Global NV *(b) 49,791 231,030
Total Industrials 585,740
Information Technology - 4 .0%
Semiconductors & Semiconductor Equipment - 1 .8%
Qorvo, Inc. (1)*(a) 545,136 42,193,527
Software - 2 .2%
Clearwater Analytics Holdings, Inc.,
Class A (1)* 1,033,148 24,433,950
Onestream, Inc. (1)*
1,081,093 25,946,232
50,380,182
Technology Hardware, Storage & Peripherals - 0 .0% †
Xanadu Quantum Technologies Ltd.
(Canada) *(b) 62,544 479,087
Total Information Technology 93,052,796
Materials - 1 .9%
Chemicals - 0 .1%
Axalta Coating Systems Ltd. (1)*(a)
(e) 112,170 3,107,109

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Metals & Mining - 1 .8%
Namib Minerals *(b)
18,593 42,950
Teck Resources Ltd., Class B
(Canada) (1)(a) 794,346 41,107,405
41,150,355
Total Materials 44,257,464
TOTAL COMMON STOCKS
(Cost $203,453,472) 211,222,195
CLOSED-END FUNDS - 0 .0% †
Financials - 0 .0% †
Core Pacific Pioneer Mutual
(Cost $–) 18,246 6,624
PRINCIPAL
AMOUNT
CORPORATE BONDS - 3.2%
Communication Services - 1 .3%
Diversified Telecommunication Services - 1 .3%
Frontier Communications Holdings LLC
5.88%, 11/1/2029 $ 17,687,750 17,793,859
6.00%, 1/15/2030 (f) 4,617,000 4,644,619
WULF Compute LLC
7.75%, 10/15/2030 (f) 7,800,000 8,242,104
30,680,582
Media - 0 .0% †
iHeartCommunications, Inc.
6.38%, 5/1/2026 423 410
Total Communication Services 30,680,992
Energy - 0 .0% †
Oil, Gas & Consumable Fuels - 0 .0% †
Black Elk Energy Escrow
13.75%, 12/1/2015 (3)(g) 2,833,436 123,254
Financials - 0 .4%
Consumer Finance - 0 .3%
Global Aircraft Leasing Co. Ltd. (Cayman Islands)
8.75%, 9/1/2027 (f) 6,000,000 6,087,240
SLM Corp.
3.13%, 11/2/2026 400,000 396,313
6,483,553
Mortgage Real Estate Investment Trusts (REITs) - 0 .1%
Blackstone Mortgage Trust, Inc.
3.75%, 1/15/2027 (f) 2,435,000 2,393,277
Total Financials 8,876,830
Industrials - 0 .0% †
Ground Transportation - 0 .0% †
Hertz Corp. (The)
4.63%, 12/1/2026 (f) 780,000 704,512
Materials - 0 .9%
Chemicals - 0 .4%
Chemours Co. (The)
5.75%, 11/15/2028 (f) 1,670,000 1,653,508
FMC Corp.
3.20%, 10/1/2026 3,395,000 3,361,686
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Chemicals - 0.4% (continued)
HB Fuller Co.
4.00%, 2/15/2027 $ 2,860,000 2,819,388
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026 1,555,000 1,555,172
9,389,754
Metals & Mining - 0 .5%
IAMGOLD Corp. (Burkina Faso)
5.75%, 10/15/2028 (f) 1,680,000 1,671,824
United States Steel Corp.
6.88%, 3/1/2029 9,408,000 9,410,051
11,081,875
Total Materials 20,471,629
Real Estate - 0 .6%
Industrial REITs - 0 .6%
IIP Operating Partnership LP
5.50%, 5/25/2026 15,190,000 15,005,161
Retail REITs - 0 .0% †
Brookfield Property REIT, Inc.
5.75%, 5/15/2026 (f) 780,000 776,751
Total Real Estate 15,781,912
Utilities - 0 .0% †
Independent Power and Renewable Electricity Producers - 0 .0% †
Aegean Marine Petroleum Network, Inc. Escrow
0.00%, 12/15/2022 (3)(g) 2,375,000 2,375
TOTAL CORPORATE BONDS
(Cost $77,157,358) 76,641,504
CONVERTIBLE BONDS - 29.3%
Communication Services - 0 .6%
Diversified Telecommunication Services - 0 .4%
AST SpaceMobile, Inc.
2.25%, 4/15/2036 (a)(f) 9,625,000 9,259,250
Interactive Media & Services - 0 .2%
Weibo Corp. (China)
1.38%, 12/1/2030 (a) 5,325,000 5,609,887
Total Communication Services 14,869,137
Consumer Discretionary - 8 .8%
Automobiles - 0 .9%
Nissan Motor Co. Ltd. (Japan)
1.00%, 7/15/2031 (a)(h) JPY 2,930,000,000 20,146,577
Broadline Retail - 2 .5%
Alibaba Group Holding Ltd. (China)
0.50%, 6/1/2031 (a) $ 4,225,000 5,860,075
0.00%, 9/15/2032 (a)(h) 25,300,000 24,351,250
Etsy, Inc.
1.00%, 6/15/2030 (a)(f) 8,625,000 8,323,125
Groupon, Inc.
Series UNRS, 4.88%,
6/30/2030 (a) 9,300,000 7,572,060
JD.com, Inc. (China)
0.25%, 6/1/2029 (a) 12,800,000 12,729,600
58,836,110

Schedule of Investments
March 31, 2026 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Hotels, Restaurants & Leisure - 4 .6%
Cracker Barrel Old Country Store, Inc.
1.75%, 9/15/2030 (a)(f) $ 9,362,000 7,239,446
DoorDash, Inc.
0.00%, 5/15/2030 (a)(f) 40,098,000 36,529,278
DraftKings Holdings, Inc.
0.00%, 3/15/2028 (a) 20,810,000 18,729,000
MakeMyTrip Ltd. (India)
0.00%, 7/1/2030 (a)(f) 25,275,000 21,281,550
Trip.com Group Ltd. (China)
0.75%, 6/15/2029 (a) 22,153,000 22,923,083
106,702,357
Household Durables - 0 .1%
JVCKenwood Corp. (Japan)
0.00%, 12/2/2030 (a)(h) JPY 350,000,000 2,141,946
Specialty Retail - 0 .7%
GameStop Corp.
0.00%, 6/15/2032 (a)(f) $ 15,050,000 15,524,075
Total Consumer Discretionary 203,351,065
Consumer Staples - 0 .4%
Household Products - 0 .1%
Spectrum Brands, Inc.
3.38%, 6/1/2029 (a) 2,045,000 2,038,456
Personal Care Products - 0 .3%
Oddity Finance LLC
0.00%, 6/15/2030 (a)(f) 9,646,000 6,565,309
Total Consumer Staples 8,603,765
Energy - 0 .2%
Oil, Gas & Consumable Fuels - 0 .2%
Centrus Energy Corp.
0.00%, 8/15/2032 (a)(f) 5,250,000 5,559,750
Financials - 2 .6%
Capital Markets - 0 .4%
Capital Southwest Corp.
5.13%, 11/15/2029 (a) 2,569,000 2,617,811
Galaxy Digital Holdings LP
0.50%, 5/1/2031 (a)(f) 10,975,000 7,783,595
10,401,406
Consumer Finance - 0 .7%
Qfin Holdings, Inc. (China)
0.50%, 4/1/2030 (a)(f) 3,421,000 2,909,212
Upstart Holdings, Inc.
1.00%, 11/15/2030 (a) 8,587,000 6,074,253
0.00%, 2/15/2032 (a)(f) 10,301,000 6,596,295
15,579,760
Financial Services - 1 .3%
Affirm Holdings, Inc.
0.75%, 12/15/2029 (a) 16,032,000 15,002,539
Global Payments, Inc.
1.50%, 3/1/2031 (a) 12,600,000 11,101,243
Repay Holdings Corp.
2.88%, 7/15/2029 (a)(f) 4,200,000 3,327,932
29,431,714
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Insurance - 0 .2%
Oscar Health, Inc.
2.25%, 9/1/2030 (a)(f) $ 4,601,000 4,149,642
Total Financials 59,562,522
Health Care - 4 .7%
Biotechnology - 2 .6%
Cytokinetics, Inc.
1.75%, 10/1/2031 (a)(f) 6,300,000 8,028,562
Exact Sciences Corp.
1.75%, 4/15/2031 (f) 19,137,000 23,967,179
Halozyme Therapeutics, Inc.
0.00%, 2/15/2031 (a)(f) 5,688,000 5,542,956
0.88%, 11/15/2032 (a)(f) 13,076,000 12,899,474
Sarepta Therapeutics, Inc.
4.88%, 9/1/2030 (a)(f) 8,515,000 7,099,381
Telix Pharmaceuticals Ltd. (Australia)
2.38%, 7/30/2029 (a)(h) AUD 4,000,000 2,710,124
60,247,676
Health Care Equipment & Supplies - 1 .1%
Alphatec Holdings, Inc.
0.75%, 3/15/2030 (a) $ 4,400,000 4,504,280
Dexcom, Inc.
0.38%, 5/15/2028 (a) 23,208,000 21,374,568
25,878,848
Health Care Providers & Services - 0 .7%
Hims & Hers Health, Inc.
0.00%, 5/15/2030 (a)(f) 21,692,000 16,175,956
Life Sciences Tools & Services - 0 .3%
Tempus AI, Inc.
0.75%, 7/15/2030 (a)(f) 5,375,000 5,117,000
Total Health Care 107,419,480
Industrials - 3 .2%
Aerospace & Defense - 0 .5%
BWX Technologies, Inc.
0.00%, 11/1/2030 (a)(f) 9,742,000 10,092,712
Commercial Services & Supplies - 0 .1%
Park24 Co. Ltd. (Japan)
0.00%, 2/24/2028 (a)(h) JPY 480,000,000 3,029,016
Electrical Equipment - 1 .0%
Array Technologies, Inc.
2.88%, 7/1/2031 (a)(f) $ 5,225,000 6,488,797
Bloom Energy Corp.
0.00%, 11/15/2030 (a)(f) 10,702,000 11,395,489
Fluence Energy, Inc.
2.25%, 6/15/2030 (a) 5,632,000 5,654,528
23,538,814
Ground Transportation - 1 .1%
Grab Holdings Ltd. (Singapore)
0.00%, 6/15/2030 (a)(h) 15,151,000 14,461,629
Lyft, Inc.
0.00%, 9/15/2030 (a)(f) 11,750,000 11,049,983
25,511,612

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Machinery - 0 .2%
Daifuku Co. Ltd. (Japan)
Series 2028, 0.00%, 9/14/2028
(a)(h) JPY 370,000,000 3,680,067
Series 2030, 0.00%, 9/13/2030
(a)(h) 100,000,000 1,021,549
4,701,616
Passenger Airlines - 0 .2%
Joby Aviation, Inc.
0.75%, 2/15/2032 (a) $ 5,202,000 4,457,464
Trading Companies & Distributors - 0 .1%
Xometry, Inc.
0.75%, 6/15/2030 (a)(f) 2,193,000 2,582,258
Total Industrials 73,913,492
Information Technology - 7 .5%
Communications Equipment - 0 .4%
ADTRAN Holdings, Inc.
3.75%, 9/15/2030 (a)(f) 6,662,000 8,938,354
Electronic Equipment, Instruments & Components - 1 .0%
Ibiden Co. Ltd. (Japan)
0.00%, 3/14/2031 (a)(h) JPY 1,000,000,000 11,184,273
Vishay Intertechnology, Inc.
2.25%, 9/15/2030 (a) $ 11,708,000 11,233,826
22,418,099
IT Services - 0 .8%
CoreWeave, Inc.
1.75%, 12/1/2031 (a)(f) 4,571,000 4,576,028
Wix.com Ltd. (Israel)
0.00%, 9/15/2030 (a)(f) 17,757,000 14,693,918
19,269,946
Semiconductors & Semiconductor Equipment - 1 .2%
ON Semiconductor Corp.
0.50%, 3/1/2029 (a) 22,495,000 21,988,862
Penguin Solutions, Inc.
2.00%, 8/15/2030 (a) 5,297,000 5,310,451
27,299,313
Software - 3 .3%
Alarm.com Holdings, Inc.
2.25%, 6/1/2029 (a) 7,225,000 6,651,516
IREN Ltd. (Australia)
0.00%, 7/1/2031 (a)(f) 6,150,000 4,479,045
0.25%, 6/1/2032 (a)(f) 1,897,000 1,655,132
Series 33, 1.00%, 6/1/2033
(a)(f) 5,225,000 4,590,163
Nebius Group NV (Netherlands)
1.00%, 9/15/2030 (a)(f) 7,925,000 8,509,469
1.25%, 3/15/2031 (a)(f) 2,704,000 2,597,733
2.75%, 9/15/2032 (a)(f) 3,000,000 3,132,000
PAR Technology Corp.
4.00%, 3/15/2031 (a)(f) 1,800,000 1,852,200
Progress Software Corp.
1.00%, 4/15/2026 (a) 300,000 299,250
3.50%, 3/1/2030 (a) 9,077,000 8,064,007
Strategy, Inc.
0.00%, 12/1/2029 (a) 16,425,000 13,624,537
2.25%, 6/15/2032 (a) 5,125,000 5,224,938
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Software - 3.3% (continued)
Unity Software, Inc.
0.00%, 3/15/2030 (a) $ 9,915,000 9,871,374
Vertex, Inc.
0.75%, 5/1/2029 (a) 7,771,000 6,725,800
77,277,164
Technology Hardware, Storage & Peripherals - 0 .8%
Super Micro Computer, Inc.
3.50%, 3/1/2029 (a) 16,042,000 12,791,217
0.00%, 6/15/2030 (a)(f) 6,150,000 4,504,169
17,295,386
Total Information Technology 172,498,262
Materials - 0 .0% †
Metals & Mining - 0 .0% †
Nippon Steel Corp. (Japan)
0.00%, 2/14/2031 (a)(h) JPY 170,000,000 1,097,949
Real Estate - 1 .1%
Industrial REITs - 0 .3%
Rexford Industrial Realty LP
4.13%, 3/15/2029 (a)(f) $ 7,150,000 7,010,575
Office REITs - 0 .6%
Boston Properties LP
2.00%, 10/1/2030 (a)(f) 14,909,000 13,529,917
Residential REITs - 0 .2%
Tanger Properties LP
2.38%, 1/15/2031 (a)(f) 4,202,000 4,205,362
Total Real Estate 24,745,854
Utilities - 0 .2%
Water Utilities - 0 .2%
American Water Capital Corp.
3.63%, 6/15/2026 (a) 5,625,000 5,612,625
TOTAL CONVERTIBLE BONDS
(Cost $723,592,092) 677,233,901
NO. OF
RIGHTS
RIGHTS - 0.0% †
Financials - 0 .0% †
Capital Markets - 0 .0% †
Allegro Merger Corp., expiring
1/6/2027 (3)* 180,000 –
Aquaron Acquisition Corp., expiring
5/6/2026 (3)*(a)(d) 35,605 8,545
Broad Capital Acquisition Corp.,
expiring 4/13/2026 (3)*(d) 69,739 13,250
Clean Energy Special Situations
Corp., expiring 6/30/2027 *(d) 40,212 34,422
CO2 Energy Transition Corp.,
expiring 5/21/2026 (1)*(d) 127,667 21,703
ESH Acquisition Corp., expiring
4/16/2026 *(d) 97,905 16,644
FG Merger II Corp., expiring
1/29/2027 (1)*(d) 179,188 73,467
Goldenstone Acquisition Ltd.,
expiring 4/21/2026 (3)*(d) 32,200 2,966

Schedule of Investments
March 31, 2026 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS
NO. OF
RIGHTS
VALUE ($)
Capital Markets - 0.0% † (continued)
IB Acquisition Corp., expiring
9/28/2026 (1)*(d) 43,870 4,554
Inception Growth Acquisition Ltd.,
expiring 8/13/2026 *(d) 112,518 21,941
Mercer Park Opportunities Corp.,
expiring 4/22/2026 *(d) 457,730 98,412
PHP Ventures Acquisition Corp.,
expiring 12/31/2026 (3)*(d) 29,400 –
Quetta Acquisition Corp., expiring
4/10/2026 (1)*(d) 1,196 1,770
RF Acquisition Corp. III, expiring
11/13/2027 (3)*(d) 335,580 33,558
Yotta Acquisition Corp., expiring
4/22/2027 (3)*(d) 68,693 6,869
Total Financials 338,101
Health Care - 0 .0%
Biotechnology - 0 .0%
Ambit Biosciences Corp., CVR (3)* 146,272 –
Tobira Therapeutics, Inc., CVR (3)* 11,880 –
Total Health Care –
TOTAL RIGHTS
(Cost $–) 338,101
NO. OF
WARRANTS
WARRANTS - 0.1%
Communication Services - 0 .0% †
Media - 0 .0%
HWH International, Inc.,
expiring 2/2/2027 (3)* 52,991 –
a
Wireless Telecommunication Services - 0 .0% †
Kyivstar Group Ltd., expiring
8/14/2030 (United Arab
Emirates) (1)* 59,822 209,377
a
Total Communication Services 209,377
Consumer Discretionary - 0 .0% †
Automobiles - 0 .0% †
Thunder Power Holdings, Inc.,
expiring 6/1/2029 (3)* 94,079 1,900
a
Distributors - 0 .0% †
Polibeli Group Ltd., expiring
6/23/2030 (Indonesia) (3)* 134,606 12,559
a
Total Consumer Discretionary 14,459
Consumer Staples - 0 .0% †
Food Products - 0 .0% †
CN Healthy Food Tech Group
Corp., expiring 2/16/2029 (3)* 55,001 5,005
a
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Financials - 0 .1%
Capital Markets - 0 .1%
26 Capital Acquisition Corp.,
expiring 6/30/2026 (3)*(d) 74,200 482
Aetherium Acquisition Corp.,
expiring 3/29/2027 (3)*(d) 175,712 5,500
Aldabra 4 Liquidity
Opportunity Vehicle, Inc.,
expiring 1/22/2028 (acquired
1/22/2026, Cost $92,675)
(3)*(c)(d) 61,783 92,675
Allegro Merger Corp., expiring
1/6/2027 (3)* 180,000 –
AltEnergy Acquisition Corp.,
expiring 5/1/2026 *(a)(d) 61,463 4,210
Arogo Capital Acquisition
Corp., expiring 6/29/2026 *(a)
(d) 96,774 10
Athena Technology Acquisition
Corp. II, expiring 4/14/2026
*(a)(d) 319,116 5,457
Bluerock Acquisition Corp.,
expiring 12/11/2027 (Ireland)
(acquired 12/11/2025, Cost
$75,100) (3)*(c)(d) 75,100 75,100
byNordic Acquisition Corp.,
expiring 4/12/2026 *(a)(d) 69,207 2,076
Canna-Global Acquisition
Corp., expiring 6/30/2026
(3)*(d) 188,580 19
Clean Energy Special
Situations Corp., expiring
6/30/2027 (3)*(d) 19,002 2
CO2 Energy Transition Corp.,
expiring 5/21/2026 *(d) 127,667 14,043
Concord Acquisition Corp. II,
expiring 12/31/2026 (3)*(d) 95,464 5,604
Corner Growth Acquisition
Corp., expiring 12/31/2026
(3)*(d) 110,400 22,080
Everest Consolidator
Acquisition Corp., expiring
12/31/2026 (3)*(d) 55,108 11
Focus Impact BH3 Acquisition
Co., expiring 10/7/2028 (3)*(d) 40,816 4,081
Four Leaf Acquisition Corp.,
expiring 4/22/2026 (3)*(d) 111,000 11
FutureTech II Acquisition
Corp., expiring 4/18/2026 *(d) 38,964 23
Goal Acquisitions Corp.,
expiring 7/31/2027 (3)*(d) 84,630 8
Goldenstone Acquisition Ltd.,
expiring 4/21/2026 *(d) 32,200 644
HCM III Acquisition Corp.,
expiring 8/1/2027 (acquired
8/1/2025, Cost $20,918)
(3)*(c)(d) 13,945 20,918
HCM IV Acquisition Corp.,
expiring 2/12/2028 (acquired
2/12/2026, Cost $163,193)
(3)*(c)(d) 108,795 163,193

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
Inception Growth Acquisition
Ltd., expiring 8/13/2026 (3)*(d) 40,104 1,612
Integral Acquisition Corp. 1,
expiring 5/5/2026 (3)*(d) 45,553 683
InterPrivate III Financial
Partners, Inc., expiring
12/31/2027 (3)* 16,500 –
Launch One Acquisition Corp.,
expiring 7/12/2026 (acquired
7/11/2024, Cost $73,836)
(3)*(c)(d) 73,836 73,836
Launch Two Acquisition Corp.,
expiring 10/8/2026 (acquired
10/21/2024, Cost $81,500)
(3)*(c)(d) 81,500 81,500
Launchpad Cadenza
Acquisition Corp. I, expiring
12/18/2027 (acquired
12/18/2025, Cost $90,758)
(3)*(c)(d) 60,505 90,758
M3-Brigade Acquisition VI
Corp., expiring 8/27/2027
(acquired 8/27/2025, Cost
$45,158) (3)*(c)(d) 30,105 45,158
Maquia Capital Acquisition
Corp., expiring 12/31/2026
(3)*(d) 113,500 11
Mayflower Acquisition Ltd.,
expiring 1/29/2027 (United
Kingdom) (3)*(d) 910,000 18,200
Mercer Park Opportunities
Corp., expiring 4/22/2026
(Cayman Islands) (3)*(d) 457,730 6,866
New America Acquisition I
Corp., expiring 6/4/2027 (1)*(d) 18,022 9,011
Newbury Street Acquisition
Corp., expiring 12/31/2026
(3)*(d) 88,000 9
OneIM Acquisition Corp.,
expiring 1/14/2028 *(d) 28,458 18,498
Papaya Growth Opportunity
Corp. I, expiring 12/19/2026
(3)*(d) 206,644 2,087
PHP Ventures Acquisition
Corp., expiring 12/31/2026
(3)*(d) 14,700 648
PMV Consumer Acquisition
Corp., expiring 8/31/2027 (3)* 113,066 45
Procap Financial, Inc., expiring
12/31/2030 (1)* 3,272 916
Relativity Acquisition Corp.,
expiring 2/15/2027 (3)*(d) 89,748 –
Translational Development
Acquisition Corp., expiring
6/23/2026 (acquired
12/23/2024, Cost $75,779)
(3)*(c)(d) 75,779 75,779
Voyager Acquisition Corp.,
expiring 8/12/2026 (acquired
8/9/2024, Cost $93,740) *(c)(d) 93,741 12,833
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
Wen Acquisition Corp.,
expiring 5/16/2027 (acquired
5/16/2025, Cost $44,680)
(3)*(c)(d) 44,680 44,680
Yotta Acquisition Corp.,
expiring 4/22/2027 *(d) 68,693 7
899,284
Financial Services - 0 .0% †
Marblegate Capital Corp.,
expiring 4/7/2030 (1)* 237,454 42,742
a
Total Financials 942,026
Health Care - 0 .0% †
Biotechnology - 0 .0% †
Abpro Holdings, Inc., expiring
11/12/2029 *(a) 165,141 495
Alps Group, Inc., expiring
10/31/2030 (Malaysia) (3)*(a) 45,633 685
ZyVersa Therapeutics, Inc.,
expiring 12/20/2026 (3)* 38,655 –
1,180
Health Care Equipment & Supplies - 0 .0% †
Profusa, Inc., expiring
7/11/2030 * 22,441 112
a
Health Care Technology - 0 .0% †
iCoreConnect, Inc., expiring
5/15/2028 (3)* 57,318 29
a
Total Health Care 1,321
Industrials - 0 .0% †
Commercial Services & Supplies - 0 .0% †
DevvStream Corp., expiring
11/7/2029 (3)* 49,375 494
a
Construction & Engineering - 0 .0% †
Terrestrial Energy, Inc.,
expiring 10/10/2029 *(b) 73,836 191,235
a
Electrical Equipment - 0 .0% †
ConnectM Technology
Solutions, Inc., expiring
8/7/2029 (3)* 71,392 728
a
Industrial Conglomerates - 0 .0% †
Generation Essentials Group
(The), expiring 6/4/2030
(France) * 148,747 28,262
a
Total Industrials 220,719
Information Technology - 0 .0% †
Software - 0 .0% †
Horizon Quantum Holdings
Ltd., expiring 3/20/2031
(Singapore) (1)* 3,182 6,523
a

Schedule of Investments
March 31, 2026 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Materials - 0 .0% †
Metals & Mining - 0 .0% †
Namib Minerals, expiring
6/5/2030 (Cayman Islands)
(1)* 41,075 5,545
a
Utilities - 0 .0% †
Independent Power and Renewable Electricity Producers - 0 .0% †
Alternus Clean Energy, Inc.,
expiring 12/22/2028 * 84,666 9
a
TOTAL WARRANTS
(Cost $1,396,707) 1,404,984
NO. OF
UNITS
SECURITIES IN LITIGATION - 0.0%
Health Care - 0 .0%
Health Care Equipment & Supplies - 0 .0%
DEMC Ltd., Class A (acquired
1/24/2014 - 10/29/2015, Cost
$129,686) (3)*(c) 12,969 –
DEMC Ltd., Class A-2 (acquired
2/8/2023, Cost $–) (3)*(c) 368,190,309 –
DEMC Ltd., Class A-3 (acquired
2/8/2023, Cost $–) (3)*(c) 292,030,544,028 –
DEMC Ltd., Class A-4 (acquired
2/8/2023, Cost $–) (3)*(c) 40,321,771,424,070 –
DEMC Ltd., Class B (acquired
1/27/2014, Cost $11) (3)*(c) 10,488 –
DEMC Ltd., Class B-2 (Malaysia)
(acquired 4/12/2017, Cost $–) (3)*(c) 513,897,326 –
DEMC Ltd., Class B-3 (acquired
9/5/2019, Cost $–) (3)*(c) 489,352,292,604 –
DEMC Ltd., Class B-4 (acquired
1/31/2022, Cost $–) (3)*(c) 40,321,771,424,070 –
Total Health Care –
TOTAL SECURITIES IN LITIGATION
(Cost $129,697) –
UNITS - 0.7%
Financials - 0 .7%
Capital Markets - 0 .7%
Abony Acquisition Corp. I (acquired
2/19/2026, Cost $97,920) (3)*(c)(d) 9,792 97,920
Activate Energy Acquisition Corp.
(acquired 12/4/2025, Cost $89,850)
(3)*(c)(d) 8,985 89,850
Andretti Acquisition Corp. II
(acquired 9/6/2024, Cost $96,600)
(3)*(c)(d) 9,660 96,600
Art Technology Acquisition Corp.
(acquired 1/6/2026, Cost $61,260)
(3)*(c)(d) 6,126 61,260
Axiom Intelligence Acquisition
Corp. 1 (acquired 6/18/2025, Cost
$80,180) (3)*(c)(d) 8,018 80,180
INVESTMENTS
NO. OF
UNITS
VALUE ($)
Capital Markets - 0.7% (continued)
Bitcoin Infrastructure Acquisition
Corp. Ltd. (acquired 12/2/2025, Cost
$120,410) (3)*(c)(d) 12,041 120,410
Cohen Circle Acquisition Corp. II
(acquired 7/1/2025, Cost $79,620)
(3)*(c)(d) 7,962 79,620
Columbus Circle Capital Corp. II
(acquired 2/11/2026, Cost $63,140)
(3)*(c)(d) 6,314 63,140
Crane Harbor Acquisition Corp.
II (acquired 12/16/2025, Cost
$151,200) (3)*(c)(d) 15,120 151,200
CSLM Digital Asset Acquisition
Corp. III Ltd. (acquired 8/27/2025,
Cost $109,740) (3)*(c)(d) 10,974 109,740
EGH Acquisition Corp. (acquired
5/9/2025, Cost $84,120) (3)*(c)(d) 8,412 84,120
Fact II Acquisition Corp. (acquired
11/27/2024, Cost $74,381) (3)*(c)(d) 7,453 74,381
Gesher Acquisition Corp. II
(acquired 3/21/2025, Cost $115,614)
(3)*(c)(d) 11,573 115,729
GigCapital8 Corp. (acquired
10/6/2025, Cost $97,608) (3)*(c)(d) 10,024 97,608
GigCapital9 Corp. (acquired
1/27/2026, Cost $131,260) (3)*(c)(d) 13,480 131,260
GigCapital9 Corp. (1)*(d)
704,476 7,072,939
GSR IV Acquisition Corp. (acquired
9/4/2025, Cost $132,977) (3)*(c)(d) 13,307 132,977
Hennessy Capital Investment Corp.
VII (acquired 1/17/2025, Cost
$130,469) (3)*(c)(d) 13,060 130,469
Hennessy Capital Investment
Corp. VIII (acquired 2/5/2026, Cost
$162,864) (3)*(c)(d) 16,319 162,864
Indigo Acquisition Corp. (acquired
7/1/2025, Cost $66,317) (3)*(c)(d) 6,655 66,317
Iris Acquisition Corp. II (acquired
2/3/2026, Cost $61,740) (3)*(c)(d) 6,174 61,740
Kochav Defense Acquisition Corp.
(acquired 5/28/2025, Cost $139,030)
(3)*(c)(d) 13,903 139,030
KPET Ultra Paceline Corp. (1)*(d)
430,908 4,309,080
LaFayette Acquisition Corp.
(acquired 10/24/2025, Cost $69,406)
(3)*(c)(d) 6,965 69,406
Leapfrog Acquisition Corp. (acquired
12/4/2025, Cost $90,350) (3)*(c)(d) 9,035 90,350
Lightwave Acquisition Corp.
(acquired 6/25/2025, Cost $77,130)
(3)*(c)(d) 7,713 77,130
McKinley Acquisition Corp. (acquired
8/12/2025, Cost $82,048) (3)*(c)(d) 8,213 82,048
New Providence Acquisition Corp. III
(acquired 4/24/2025, Cost $79,990)
(3)*(c)(d) 7,999 79,990
Newbury Street II Acquisition Corp.
(acquired 11/1/2024, Cost $108,210)
(3)*(c)(d) 10,821 108,210

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS
NO. OF
UNITS
VALUE ($)
Capital Markets - 0.7% (continued)
NewHold Investment Corp. III
(acquired 2/28/2025, Cost $114,189)
(3)*(c)(d) 11,419 114,189
Plum Acquisition Corp. IV (acquired
1/15/2025, Cost $78,203) (3)*(c)(d) 7,836 78,203
QDRO Acquisition Corp. (1)*(d)
48,309 479,225
Range Capital Acquisition Corp. II
(acquired 10/3/2025, Cost $112,260)
(3)*(c)(d) 11,226 112,260
Safeguard Acquisition Corp., Class A
(acquired 12/4/2025, Cost $136,104)
(3)*(c)(d) 90,736 136,104
SilverBox Corp. IV (acquired
8/16/2024, Cost $85,370) (3)*(c)(d) 8,537 85,370
Stellar V Capital Corp. (acquired
1/30/2025, Cost $78,550) (3)*(c)(d) 7,855 78,550
SUMA Acquisition Corp. (1)*(d)
9,286 93,046
Tailwind 2.0 Acquisition Corp.
(acquired 11/7/2025, Cost $119,060)
(3)*(c)(d) 11,906 119,060
Total Financials 15,331,575
Information Technology - 0 .0% †
Technology Hardware, Storage & Peripherals - 0 .0% †
Xanadu Quantum Technologies Ltd.
(Canada) *(b) 7,818 65,874
TOTAL UNITS
(Cost $15,380,100) 15,397,449
SHARES
SHORT-TERM INVESTMENTS - 61.5%
INVESTMENT COMPANIES - 31 .1%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.52% (1)(i)(j) 3,985,346 3,985,346
Limited Purpose Cash Investment
Fund, 3.65% (1)(i)(k) 714,856,464 714,856,464
TOTAL INVESTMENT COMPANIES
(Cost $718,727,755) 718,841,810
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 30 .4%
U.S. Treasury Bills
3.73%, 4/23/2026 (l) $ 15,066,000 15,032,582
3.77%, 5/7/2026 (l)(m) 70,734,000 70,476,351
3.78%, 5/21/2026 (l)(m) 57,034,000 56,746,612
3.70%, 6/4/2026 (l)(m) 15,468,000 15,368,626
3.65%, 6/11/2026 (l)(m) 16,118,000 16,003,648
3.56%, 6/18/2026 (l)(m) 3,423,000 3,396,323
3.56%, 7/2/2026 (l)(m) 82,674,000 81,912,712
3.54%, 7/9/2026 (l)(m) 90,000,000 89,107,638
3.55%, 7/16/2026 (l)(m) 70,000,000 69,260,295
3.58%, 7/23/2026 (l)(m) 120,000,000 118,647,139
3.59%, 7/30/2026 (l)(m) 89,704,000 88,624,945
3.59%, 8/6/2026 (l)(m) 22,343,000 22,060,052
3.56%, 8/13/2026 (l)(m) 51,237,000 50,549,363
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 30.4% (continued)
3.70%, 9/24/2026 (l)(m) $ 4,167,000 4,094,182
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $701,420,801) 701,280,468
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,420,148,556) 1,420,122,278
TOTAL LONG POSITIONS
(Cost $2,441,257,982) 2,402,367,036
SHARES
SHORT POSITIONS - (11.1)%
COMMON STOCKS - (11.1)%
Communication Services - ( 0 .6 ) %
Diversified Telecommunication Services - ( 0 .3 ) %
AST SpaceMobile, Inc. (1) (69,517) (5,760,874)
Interactive Media & Services - ( 0 .3 ) %
Alphabet, Inc., Class A (1)
(17,707) (5,091,825)
Weibo Corp., ADR (China) (1)
(251,635) (2,201,806)
(7,293,631)
Total Communication Services (13,054,505)
Consumer Discretionary - ( 2 .7 ) %
Automobiles - ( 0 .5 ) %
Nissan Motor Co. Ltd. (Japan) (4,920,217) (10,663,927)
Broadline Retail - ( 0 .9 ) %
Alibaba Group Holding Ltd., ADR
(China) (1) (102,914) (12,911,591)
Etsy, Inc. (1)
(58,799) (2,938,774)
Groupon, Inc. (1)
(77,479) (922,000)
JD.com, Inc., ADR (China) (1)
(95,506) (2,824,112)
(19,596,477)
Hotels, Restaurants & Leisure - ( 1 .0 ) %
Cracker Barrel Old Country Store,
Inc. (1) (64,811) (1,821,837)
DoorDash, Inc., Class A (1)
(64,939) (9,750,591)
DraftKings, Inc., Class A (1)
(22,144) (478,753)
MakeMyTrip Ltd. (India) (1)
(81,130) (3,025,338)
Trip.com Group Ltd., ADR (China)
(1) (174,168) (8,671,825)
(23,748,344)
Household Durables - ( 0 .0 ) % †
JVCKenwood Corp. (Japan) (91,270) (648,490)
Specialty Retail - ( 0 .3 ) %
GameStop Corp., Class A (1) (348,760) (8,035,430)
Total Consumer Discretionary (62,692,668)
Consumer Staples - ( 0 .1 ) %
Household Products - ( 0 .0 ) % †
Spectrum Brands Holdings, Inc. (1) (7,399) (545,306)
Personal Care Products - ( 0 .1 ) %
Oddity Tech Ltd., Class A (Israel) (1) (40,875) (546,908)
Total Consumer Staples (1,092,214)

Schedule of Investments
March 31, 2026 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Energy - ( 0 .1 ) %
Oil, Gas & Consumable Fuels - ( 0 .1 ) %
Centrus Energy Corp., Class A (1) (17,959) (3,117,503)
Financials - ( 0 .9 ) %
Banks - ( 0 .3 ) %
OceanFirst Financial Corp. (1)
(86,576) (1,561,831)
Prosperity Bancshares, Inc. (1)
(80,701) (5,421,493)
(6,983,324)
Capital Markets - ( 0 .1 ) %
Capital Southwest Corp. (1)
(30,168) (667,316)
Coinbase Global, Inc., Class A (1)
(863) (150,689)
Galaxy Digital, Inc., Class A (1)
(128,602) (2,372,707)
(3,190,712)
Consumer Finance - ( 0 .1 ) %
Qfin Holdings, Inc., ADR (China) (1)
(20,384) (263,157)
Upstart Holdings, Inc. (1)
(125,638) (3,222,615)
(3,485,772)
Financial Services - ( 0 .3 ) %
Affirm Holdings, Inc., Class A (1)
(84,113) (3,854,058)
Global Payments, Inc. (1)
(25,688) (1,728,802)
Repay Holdings Corp., Class A (1)
(126,415) (328,679)
UWM Holdings Corp., Class A (1)
(182,534) (660,773)
(6,572,312)
Insurance - ( 0 .1 ) %
Oscar Health, Inc., Class A (1) (120,507) (1,382,215)
Total Financials (21,614,335)
Health Care - ( 1 .1 ) %
Biotechnology - ( 0 .7 ) %
Cytokinetics, Inc. (1)
(72,842) (4,801,016)
Halozyme Therapeutics, Inc. (1)
(145,220) (9,385,569)
Sarepta Therapeutics, Inc. (1)
(82,312) (1,791,109)
Telix Pharmaceuticals Ltd.
(Australia) (74,261) (710,975)
(16,688,669)
Health Care Equipment & Supplies - ( 0 .2 ) %
Alphatec Holdings, Inc. (1)
(195,338) (2,125,278)
Dexcom, Inc. (1)
(22,863) (1,435,796)
(3,561,074)
Health Care Providers & Services - ( 0 .1 ) %
Hims & Hers Health, Inc. (1) (165,740) (3,440,762)
Life Sciences Tools & Services - ( 0 .1 ) %
Tempus AI, Inc., Class A (1) (39,583) (1,789,943)
Total Health Care (25,480,448)
Industrials - ( 1 .5 ) %
Aerospace & Defense - ( 0 .2 ) %
BWX Technologies, Inc. (1) (24,122) (4,932,708)
Commercial Services & Supplies - ( 0 .0 ) % †
Park24 Co. Ltd. (Japan) (78,892) (962,412)
INVESTMENTS SHARES VALUE ($)
Electrical Equipment - ( 0 .5 ) %
Array Technologies, Inc. (1)
(507,917) (3,672,240)
Bloom Energy Corp., Class A (1)
(40,429) (5,477,725)
Fluence Energy, Inc., Class A (1)
(182,052) (2,505,036)
(11,655,001)
Ground Transportation - ( 0 .4 ) %
Grab Holdings Ltd., Class A
(Singapore) (1) (1,156,141) (4,231,476)
Lyft, Inc., Class A (1)
(304,741) (4,053,055)
(8,284,531)
Machinery - ( 0 .2 ) %
Daifuku Co. Ltd. (Japan) (120,065) (4,239,385)
Passenger Airlines - ( 0 .1 ) %
Joby Aviation, Inc. (1) (282,329) (2,332,037)
Trading Companies & Distributors - ( 0 .1 ) %
Xometry, Inc., Class A (1) (34,484) (1,408,327)
Total Industrials (33,814,401)
Information Technology - ( 3 .9 ) %
Communications Equipment - ( 0 .2 ) %
ADTRAN Holdings, Inc. (1) (457,088) (5,750,167)
Electronic Equipment, Instruments & Components - ( 0 .6 ) %
Ibiden Co. Ltd. (Japan)
(190,368) (9,526,111)
Vishay Intertechnology, Inc. (1)
(204,025) (3,672,450)
(13,198,561)
IT Services - ( 0 .3 ) %
CoreWeave, Inc., Class A (1)
(33,074) (2,562,243)
Wix.com Ltd. (Israel) (1)
(43,207) (3,891,654)
(6,453,897)
Semiconductors & Semiconductor Equipment - ( 1 .6 ) %
ON Semiconductor Corp. (1)
(108,289) (6,705,255)
Penguin Solutions, Inc. (1)
(118,694) (2,089,014)
Skyworks Solutions, Inc. (1)
(523,645) (28,041,190)
(36,835,459)
Software - ( 1 .0 ) %
Alarm.com Holdings, Inc. (1)
(28,957) (1,250,653)
IREN Ltd. (Australia) (1)
(162,490) (5,570,157)
Nebius Group NV (Netherlands) (1)
(67,947) (7,050,181)
PAR Technology Corp. (1)
(67,253) (896,482)
Progress Software Corp. (1)
(44,219) (1,134,217)
Strategy, Inc., Class A (1)
(27,282) (3,404,794)
Unity Software, Inc. (1)
(175,769) (3,856,372)
Vertex, Inc., Class A (1)
(74,882) (890,347)
(24,053,203)
Technology Hardware, Storage & Peripherals - ( 0 .2 ) %
Super Micro Computer, Inc. (1) (153,359) (3,491,985)
Total Information Technology (89,783,272)
Materials - ( 0 .0 ) % †
Metals & Mining - ( 0 .0 ) % †
Nippon Steel Corp. (Japan) (104,722) (386,167)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Real Estate - ( 0 .2 ) %
Hotel & Resort REITs - ( 0 .0 ) % †
Pebblebrook Hotel Trust, REIT (1) (44,613) (563,462)
Industrial REITs - ( 0 .0 ) % †
Rexford Industrial Realty, Inc., REIT
(1) (19,101) (625,176)
Office REITs - ( 0 .1 ) %
BXP, Inc., REIT (1) (48,715) (2,528,308)
Retail REITs - ( 0 .1 ) %
Tanger, Inc., REIT (1) (49,607) (1,685,646)
Total Real Estate (5,402,592)
TOTAL COMMON STOCKS
(Proceeds $(319,307,955)) (256,438,105)
EXCHANGE TRADED FUNDS - (0.0)% †
Financials - ( 0 .0 ) % †
Capital Markets - ( 0 .0 ) % †
State Street SPDR S&P
Biotech ETF (1)
(Proceeds $(1,158,626)) (9,511) (1,214,840)
TOTAL SHORT POSITIONS
(Proceeds $(320,466,581)) (257,652,945)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 92.8%
(Cost $2,120,791,401) 2,144,714,091
OTHER ASSETS IN EXCESS OF
LIABILITIES - 7.2% ‡ 166,360,314
NET ASSETS - 100.0% 2,311,074,405
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 37,931,758 1 .5%
Consumer Discretionary 152,553,453 6 .6
Consumer Staples 7,586,191 0 .3
Energy 2,565,501 0 .1
Financials 100,215,054 4 .6
Health Care 100,103,008 4 .4
Industrials 41,610,062 1 .7
Information Technology 175,840,183 7 .6
Materials 65,446,420 2 .8
Real Estate 35,125,174 1 .5
Utilities 5,615,009 0 .2
Investment Companies 718,841,810 31 .1
U.S. Treasury Obligations 701,280,468 30 .4
Total Investments In Securities
At Value 2,144,714,091 92 .8
Other Assets in Excess of
Liabilities ‡ 166,360,314 7 .2
Net Assets
$ 2,311,074,405 100 .0%

Schedule of Investments
March 31, 2026 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at March 31,
2026 amounted to $694,744,220, which is inclusive of rehypothecated amounts disclosed below. Additional securities sold but not yet settled totaling $34,745,572 were also segregated. In addition, $10,743,529 of cash collateral was also pledged.
(b) Security is subject to contractual sale restrictions. At  March 31, 2026, total value of all such securities amounted to $1,615,181 and the remaining contractual sale restriction periods are generally less than 24 months. Circumstances that could cause a lapse in the contractual sale restrictions include but are not limited to amendments to the original contractual provision and market-based conditions.
(c) Restricted security. Securities acquired through a private placement transaction exempt from registration under the Securities Act of 1933 and/
or may be subject to legal or contractual restrictions on resale (excluding 144A securities). Total value of all such securities at March 31, 2026 amounted to $5,696,999, which represents 0.25% of net assets of the Fund.
(d) Special Purpose Acquisition Company.
(e) All or a portion of this security has been rehypothecated. Total value of all such securities at March 31, 2026 amounted to $44,320.
(f) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2026 amounted to $365,936,106 of investments in securities, which represents 15.83% of net assets of the Fund.
(g) Defaulted security.
(h) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at March 31, 2026 amounted to $83,824,380 of investments in securities, which represents 3.63% of net assets of the Fund.
(i) Represents 7-day effective yield as of March 31, 2026.
(j) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(k) For the period ended March 31, 2026, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(l) The rate shown was the effective yield at the date of purchase.
(m) All or a portion of the security pledged as collateral for swap contracts.
Affiliate
Value
At
12/31/2025
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
3/31/2026
Shares
Held At
3/31/2026
Distributions
Received**
SHORT-TERM INVESTMENTS - 30.9%
INVESTMENT COMPANIES - 30.9%
Limited Purpose Cash
Investment Fund,
3.65% (1)(a)
(Cost $714,742,409) $731,368,771 $586,455,538 $(602,967,845) $– $– $714,856,464 714,856,464 $6,421,732
**   Distributions received include dividend income and capital gains distributions, if any, from the underlying fund.
(1) Level 1 security.
(a) Represents 7-day effective yield as of March 31, 2026.
All bonds are denominated in US dollars, unless noted otherwise.
All securities are United States companies, unless noted otherwise in parentheses.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Credit default swap contracts outstanding - buy protection as of March 31, 2026:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
High Yield Index Series
46.V1 5 .00 % Quarterly 6/20/2031 3 .86 % USD 7,825,000 $ (313,349) $ (74,484) $ (387,833)
$ (313,349) $ (74,484) $ (387,833)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
Futures contracts outstanding as of March 31, 2026:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 3 6/2026 USD $ 985,613 $ (24,301)
Total of long contracts (24,301)
Short Contracts
Japan 10 Year Bond (6) 6/2026 JPY (4,931,414) 50,206
S&P 500 E-Mini Index (3) 6/2026 USD (985,612) 24,287
U.S. Treasury 2 Year Note (525) 6/2026 USD (108,925,195) 703,343
U.S. Treasury 5 Year Note (1,610) 6/2026 USD (174,156,719) 2,010,021
Total of short contracts 2,787,857
Net unrealized appreciation $ 2,763,556
Forward foreign currency exchange contracts outstanding as of March 31, 2026:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 5,249 USD 3,617 CITI 6/17/2026 $ –
(a)
EUR 1,722,054 USD 1,995,221 CITI 6/17/2026 2,218
GBP 4,354,310 USD 5,749,336 CITI 6/17/2026 12,697
KRW 6,049,920,000 USD 3,994,964 CITI
**
6/17/2026 35,637
NOK 28,075,908 USD 2,885,621 CITI 6/17/2026 12,042
USD 20,333,567 AUD 28,591,345 CITI 6/17/2026 629,228
USD 18,973,618 EUR 16,082,742 CITI 6/17/2026 318,981
USD 72,856,222 GBP 54,201,936 CITI 6/17/2026 1,131,115
USD 13,128,627 JPY 2,039,201,397 CITI 6/17/2026 196,528
USD 5,030,521 KRW 7,288,920,000 CITI
**
6/17/2026 174,467
USD 705,658 NOK 6,796,243 CITI 6/17/2026 4,231
Total unrealized appreciation 2,517,144
AUD 5,274,682 USD 3,713,811 CITI 6/17/2026 (78,651)
EUR 5,154,430 USD 6,021,846 CITI 6/17/2026 (43,138)
GBP 17,125,727 USD 22,930,499 CITI 6/17/2026 (268,124)
KRW 1,239,000,000 USD 862,393 CITI
**
6/17/2026 (36,941)
NOK 57,323,299 USD 5,975,660 CITI 6/17/2026 (59,429)
USD 1,070,263 AUD 1,560,879 CITI 6/17/2026 (5,450)
USD 1,908,764 EUR 1,653,308 CITI 6/17/2026 (8,935)
USD 1,189,824 GBP 899,714 CITI 6/17/2026 (763)
USD 4,205,112 JPY 664,829,317 CITI 6/17/2026 (11,067)
Total unrealized depreciation (512,498)
Net unrealized appreciation $ 2,004,646
** Non-deliverable forward foreign currency exchange contracts.
(a) Represents less than $0.5.

Schedule of Investments
March 31, 2026 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
Total return basket swap contracts outstanding as of March 31, 2026:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the CORRA
plus or minus a specified
spread (0.02%), which is
denominated in CAD based
on the local currencies of the
positions within the swap.
57 months
maturity
10/31/2030
$1,184,764 $(4,467) $4,244 $(223)
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the TONAR
plus or minus a specified
spread (0.01%), which is
denominated in JPY based
on the local currencies of the
positions within the swap.
57 months
maturity
10/30/2030
$8,197,465 $30,341 $(3,819) $26,522
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the NOWA
plus or minus a specified
spread (0.03%), which is
denominated in NOK based
on the local currencies of the
positions within the swap.
53 months
maturity
07/29/2030
$8,105,928 $974,367 $(12,688) $961,679
JPMC The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the SONIA
plus or minus a specified
spread (0.23%), which is
denominated in GBP based
on the local currencies of the
positions within the swap.
59 months
maturity
01/20/2031
$374,145 $– $(6,529) $(6,529)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CORRA
plus or minus a specified
spread (-0.25% to 0.30%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
25 months
maturity
04/25/2028
$17,904,515 $19,894 $16,605 $36,499

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
equity positions and fixed
income positions and pays
or receives the OBFR plus
or minus a specified spread
(-0.02% to 0.11%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
92 months
maturity
06/22/2029
$498,905,341 $(712,673) $(4,274,453) $(4,987,126)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Cayman Islands
Activate Energy Acquisition Corp. (a) 489,734 4,843,469 (56,319) 1 .1
Hong Kong
Black Spade Acquisition III Co. (a) 408,120 4,015,901 (65,299) 1 .3
United Arab Emirates
Iris Acquisition Corp. II (a) 546,532 5,366,944 (76,514) 1 .5
United States
American Drive Acquisition Co. (a) 535,995 5,306,350 (37,520) 0 .8
Art Technology Acquisition Corp. (a) 561,156 5,499,329 (106,640) 2 .1
Bitcoin Infrastructure Acquisition Corp. Ltd. (a) 639,898 6,334,990 (67,189) 1 .3
Bleichroeder Acquisition Corp. II (a) 642,999 6,442,850 (16,075) 0 .3
Bluerock Acquisition Corp. (a) 424,464 4,202,194 (41,297) 0 .8
Crane Harbor Acquisition Corp. II (a) 586,832 5,809,637 (90,959) 1 .8
CSLM Digital Asset Acquisition Corp. III Ltd. (a) 386,560 3,881,062 – 0.0
FG Imperii Acquisition Corp. (a) 664,620 6,553,153 (86,401) 1 .7
General Purpose Acquisition Corp. (a) 495,188 4,907,313 (44,567) 0 .9
GigCapital8 Corp. (a) 483,231 4,817,813 (120,808) 2 .4
Highview Merger Corp. (a) 398,511 4,005,036 (11,955) 0 .2
Iron Horse Acquisition II Corp. (a) 526,392 5,195,489 (36,847) 0 .7
ITHAX Acquisition Corp. III (a) 557,110 5,515,389 (30,641) 0 .6
Lafayette Digital Acquisition Corp. I (a) 604,024 5,955,677 (84,563) 1 .7
Launchpad Cadenza Acquisition Corp. I (a) 535,996 5,306,360 (37,520) 0 .8
M Evo Global Acquisition Corp. II (a) 436,650 4,296,636 (82,964) 1 .7
Meshflow Acquisition Corp. (a) 608,589 6,018,945 (66,945) 1 .3
Safeguard Acquisition Corp. (a) 437,250 4,350,638 (65,588) 1 .3
Silicon Valley Acquisition Corp. (a) 503,520 4,979,813 (25,176) 0 .5
SilverBox Corp. V (a) 424,449 4,210,534 (76,401) 1 .5
Soren Acquisition Corp. (a) 427,020 4,214,687 (34,162) 0 .7
Twelve Seas Investment Co. III (a) 417,832 4,140,715 (25,070) 0 .5
X3 Acquisition Corp. Ltd. (a) 471,172 4,636,332 (74,237) 1 .5
PRINCIPAL
AMOUNT
Convertible Bonds
United States
Liberty Broadband Corp., 3.13%, 3/31/2053 20,500,000 20,419,760 102,620 ( 2 .1 )

Schedule of Investments
March 31, 2026 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
REFERENCE ENTITY
NO. OF
UNITS
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Unit
Cayman Islands
Metals Acquisition Corp. II (a) 529,436 5,342,009 (5,294) 0 .1
United States
Abony Acquisition Corp. I (a) 630,530 6,267,468 (12,611) 0 .3
Aldabra 4 Liquidity Opportunity Vehicle, Inc. (a) 648,491 6,465,455 (16,212) 0 .3
Archimedes Tech SPAC Partners III Co. (a) 458,250 4,573,335 (54,990) 1 .1
Armada Acquisition Corp. III (a) 493,610 4,931,164 4,936 ( 0 .1 )
Averin Capital Acquisition Corp. (a) 560,606 5,600,454 (7,045) 0 .1
Cambridge Acquisition Corp. (a) 865,243 8,617,820 25,957 ( 0 .5 )
ClearThink 1 Acquisition Corp. (a) 428,257 4,274,005 (4,283) 0 .1
Colombier Acquisition Corp. III (a) 394,480 4,015,806 (13,807) 0 .3
GalaxyEdge Acquisition Corp. (a) 490,000 4,890,200 (9,800) 0 .2
HCM IV Acquisition Corp. (a) 554,384 5,554,928 (5,544) 0 .1
Hennessy Capital Investment Corp. VIII (a) 734,157 7,341,570 (29,366) 0 .6
Idea Acquisition Corp. (a) 517,226 5,125,710 – 0.0
Inflection Point Acquisition Corp. VI (a) 442,700 4,480,124 (4,427) 0 .1
Kensington Capital Acquisition Corp. VI (a) 848,185 8,515,777 25,446 ( 0 .5 )
Legato Merger Corp. IV (a) 491,781 4,907,974 (23,775) 0 .5
Mountain Lake Acquisition Corp. II (a) 695,889 6,910,178 (41,754) 0 .8
MOZAYYX Acquisition Corp. (a) 481,000 4,781,140 – 0.0
Paloma Acquisition Corp. I (a) 482,170 4,812,057 – 0.0
Praetorian Acquisition Corp. (a) 666,841 6,595,057 (52,181) 1 .0
QDRO Acquisition Corp. (a) 481,692 4,778,385 (4,817) 0 .1
TRG Latin America Acquisitions Corp. (a) 615,520 6,124,424 (6,155) 0 .1
Xsolla SPAC 1 (a) 587,925 5,820,458 (11,759) 0 .2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.10% to 1.25%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
25 months
maturity
04/25/2028
$80,898,819 $1,279,559 $(17,612) $1,261,947
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd. 645,000 37,303,269 15,359 1 .2

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (129,000) (43,595,550) 1,264,200 100 .2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the AOISR
plus or minus a specified
spread (-0.04% to 0.04%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
38-60 months
maturity
ranging from
05/03/2029
- 02/24/2031
$34,252,455 $(920,374) $(331,412) $(1,251,786)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Insignia Financial Ltd. 2,389,005 7,886,471 203,938 ( 16 .3 )
National Storage REIT 2,467,310 4,740,934 38,414 ( 3 .1 )
Qube Holdings Ltd. 1,846,129 6,231,203 (41,924) 3 .3
Short Positions
Common Stocks
Australia
Rio Tinto Ltd. (135,493) (15,393,847) (1,120,802) 89 .5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.06% to 0.03%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
53-61 months
maturity
ranging from
07/03/2030
- 03/14/2031
$59,545,317 $(564,961) $(60,408) $(625,369)

Schedule of Investments
March 31, 2026 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Germany
CECONOMY AG 436,787 2,150,705 (121,166) 19 .4
Italy
Mediobanca Banca di Credito Finanziario SpA 153,456 2,986,032 141,762 ( 22 .7 )
Netherlands
JDE Peet's NV 481,267 17,784,606 139,643 ( 22 .3 )
Poland
InPost SA 728,534 12,897,943 253,592 ( 40 .6 )
United Kingdom
Allfunds Group plc 605,662 6,045,229 178,578 ( 28 .6 )
Short Positions
Common Stocks
Germany
Deutsche Boerse AG (7,394) (2,166,038) (96,023) 15 .4
Italy
Banca Monte dei Paschi di Siena SpA (376,037) (3,281,122) (138,557) 22 .2
Saipem SpA (1,749,974) (8,006,745) (1,040,564) 166 .4
Netherlands
Akzo Nobel NV (73,530) (4,226,897) 117,774 ( 18 .8 )
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.03% to 0.03%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
47-61 months
maturity
ranging from
01/31/2030
- 03/05/2031
$72,542,746 $(1,639,528) $379,581 $(1,259,947)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United Kingdom
Beazley plc 427,716 7,226,853 (22,615) 1 .8
JTC plc 293,136 5,043,933 15,520 ( 1 .2 )
Just Group plc 1,503,624 4,358,531 49,755 ( 3 .9 )
Schroders plc 1,364,242 10,504,057 (46,455) 3 .7

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
South Africa
Anglo American plc (1,057,616) (45,409,372) (1,635,733) 129 .8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.03% to 0.05%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
36-61 months
maturity
ranging from
03/05/2029
- 03/11/2031
$62,831,274 $1,728,060 $772,511 $2,500,571
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Rio Tinto plc, ADR 135,493 12,640,142 398,349 15 .9
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd. 400,170 23,143,642 469,346 18 .8
Short Positions
Common Stocks
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (80,034) (27,047,490) 860,365 34 .4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the
total return on a portfolio of
long equity positions and
pays or receives the OBFR
plus or minus a specified
spread (0.11%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
61 months
maturity
ranging from
07/05/2029
- 08/08/2030
$276,632,363 $11,840,340 $(15,417,133) $(3,576,793)

Schedule of Investments
March 31, 2026 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Cayman Islands
Fifth Era Acquisition Corp. I (a) 346,362 3,564,065 104,895 ( 2 .9 )
GigCapital7 Corp. (a) 287,598 3,062,919 204,195 ( 5 .7 )
Mercer Park Opportunities Corp. (a) 457,730 4,787,856 215,133 ( 6 .0 )
United States
Agriculture & Natural Solutions Acquisition Corp. (a) 400,000 4,512,000 368,000 ( 10 .3 )
Aldel Financial II, Inc. (a) 605,314 6,398,169 348,628 ( 9 .7 )
Andretti Acquisition Corp. II (a) 673,298 7,173,990 467,942 ( 13 .1 )
Archimedes Tech SPAC Partners II Co. (a) 323,854 3,371,320 145,734 ( 4 .1 )
Armada Acquisition Corp. II (a) 365,976 3,773,213 91,120 ( 2 .5 )
Artius II Acquisition, Inc. (a) 462,795 4,780,672 185,118 ( 5 .2 )
BERTO ACQUISITION Corp. (a) 405,124 4,152,521 (36,984) 1 .0
Bold Eagle Acquisition Corp. (a) 756,618 7,989,886 514,500 ( 14 .4 )
Cal Redwood Acquisition Corp. (a) 318,798 3,235,800 46,581 ( 1 .3 )
CARTESIAN GROWTH Corp. III (a) 362,963 3,720,371 80,554 ( 2 .3 )
Centurion Acquisition Corp. (a) 768,164 8,276,967 595,327 ( 16 .6 )
Churchill Capital Corp. IX (a) 484,340 5,172,751 203,351 ( 5 .7 )
Digital Asset Acquisition Corp. (a) 311,678 3,191,583 (74,852) 2 .1
EGH Acquisition Corp. (a) 320,315 3,270,416 54,350 ( 1 .5 )
Fact II Acquisition Corp. (a) 422,360 4,436,892 263,975 ( 7 .4 )
Gores Holdings X, Inc. (a) 371,652 3,798,283 (33,005) 0 .9
Graf Global Corp. (a) 676,022 7,240,196 479,976 ( 13 .4 )
Hennessy Capital Investment Corp. VII (a) 369,995 3,829,448 192,397 ( 5 .4 )
Inflection Point Acquisition Corp. III (a) 329,775 3,367,003 3,013 ( 0 .1 )
Jackson Acquisition Co. II (a) 360,208 3,814,603 208,921 ( 5 .8 )
K&F Growth Acquisition Corp. II (a) 338,085 3,529,607 158,282 ( 4 .4 )
Kochav Defense Acquisition Corp. (a) 440,620 4,516,355 99,451 ( 2 .8 )
Launch One Acquisition Corp. (a) 625,956 6,685,210 441,591 ( 12 .3 )
Launch Two Acquisition Corp. (a) 716,018 7,604,111 473,142 ( 13 .2 )
Lionheart Holdings (a) 526,300 5,657,725 387,937 ( 10 .8 )
Live Oak Acquisition Corp. V (a) 279,314 2,904,866 82,240 ( 2 .3 )
Melar Acquisition Corp. I (a) 251,810 2,717,030 206,484 ( 5 .8 )
Mountain Lake Acquisition Corp. (a) 424,430 4,469,248 233,436 ( 6 .5 )
New Providence Acquisition Corp. III (a) 512,330 5,256,506 61,008 ( 1 .7 )
Newbury Street II Acquisition Corp. (a) 436,986 4,592,723 243,779 ( 6 .8 )
NewHold Investment Corp. III (a) 366,990 3,813,026 123,600 ( 3 .5 )
Oaktree Acquisition Corp. III Life Sciences (a) 529,535 5,623,662 336,264 ( 9 .4 )
Oyster Enterprises II Acquisition Corp. (a) 346,312 3,539,309 70,954 ( 2 .0 )
Plum Acquisition Corp. IV (a) 339,570 3,585,859 200,346 ( 5 .6 )
Republic Digital Acquisition Co. (a) 261,370 2,671,201 (38,276) 1 .1
Rithm Acquisition Corp. (a) 412,062 4,285,445 154,104 ( 4 .3 )
Roman DBDR Acquisition Corp. II (a) 399,420 4,181,927 211,693 ( 5 .9 )
Siddhi Acquisition Corp. (a) 412,987 4,286,805 107,377 ( 3 .0 )
SilverBox Corp. IV (a) 606,166 6,485,976 424,316 ( 11 .9 )
SIM Acquisition Corp. I (a) 599,080 6,428,128 448,215 ( 12 .5 )
Sizzle Acquisition Corp. II (a) 411,978 4,226,894 88,426 ( 2 .5 )
Soulpower Acquisition Corp. (a) 411,978 4,222,774 107,566 ( 3 .0 )
Stellar V Capital Corp. (a) 388,826 4,071,008 182,748 ( 5 .1 )
Texas Ventures Acquisition III Corp. (a) 329,396 3,422,424 98,819 ( 2 .8 )
Titan Acquisition Corp. (a) 536,082 5,537,727 139,370 ( 3 .9 )
Translational Development Acquisition Corp. (a) 385,010 4,065,706 197,805 ( 5 .5 )
Voyager Acquisition Corp. (a) 583,336 6,247,529 396,358 ( 11 .1 )

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CORRA
plus or minus a specified
spread (-0.03% to 0.03%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
61 months
maturity ranging
from 11/15/2030
- 03/28/2031
$35,790,289 $101,151 $(26,129) $75,022
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Allied Gold Corp. 338,314 10,486,737 (46,990) ( 62 .6 )
Boralex, Inc. 303,629 7,997,244 7,744 10 .3
ECN Capital Corp. 503,044 1,106,545 13,832 18 .4
Laurentian Bank of Canada 319,701 9,305,365 117,377 156 .5
Minto Apartment REIT 78,800 995,267 9,182 12 .2
United States
Arizona Sonoran Copper Co., Inc. 583,900 2,938,178 (384,411) ( 512 .4 )
Short Positions
Common Stocks
Canada
Hudbay Minerals, Inc. (141,400) (2,960,953) 384,417 512 .4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.07% to 0.03%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
61 months
maturity
ranging from
02/20/2030
- 04/01/2031
$1,617,632,892 $8,349,175 $(1,840,049) $6,509,126

Schedule of Investments
March 31, 2026 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Israel
ZIM Integrated Shipping Services Ltd. 245,668 6,473,352 (600,456) ( 9 .2 )
United States
AES Corp. (The) 3,957,022 55,754,440 (305,782) ( 4 .7 )
Air Lease Corp. 823,875 53,502,442 869,976 13 .4
American Woodmark Corp. 169,057 6,733,540 (4,112,064) ( 63 .2 )
Amicus Therapeutics, Inc. 2,668,245 38,582,823 521,010 8 .0
Arcellx, Inc. 109,900 12,618,718 109,151 1 .7
Brighthouse Financial, Inc. 374,048 22,397,994 (2,031,079) ( 31 .2 )
Chart Industries, Inc. 298,623 61,740,305 4,721,651 72 .5
Corebridge Financial, Inc. 278,879 6,654,053 (29,994) ( 0 .5 )
Coterra Energy, Inc. 1,043,743 36,677,129 3,948,482 60 .7
CSG Systems International, Inc. 262,732 21,002,796 573,966 8 .8
DigitalBridge Group, Inc. 1,352,997 20,863,214 115,893 1 .8
Electronic Arts, Inc. 309,443 63,086,144 615,266 9 .5
Essential Utilities, Inc. 1,413,753 56,931,833 1,644,948 25 .3
Hologic, Inc. 476,861 36,045,923 328,506 5 .0
Janus Henderson Group plc 661,601 33,986,443 1,629,459 25 .0
Kenvue, Inc. 2,498,031 43,066,054 893,651 13 .7
Liberty Broadband Corp. 611,258 30,746,277 (11,729,364) ( 180 .2 )
Masimo Corp. 210,261 37,399,124 545,156 8 .4
NCR Atleos Corp. 320,766 13,978,982 (386,392) ( 5 .9 )
Norfolk Southern Corp. 202,444 58,101,428 (171,973) ( 2 .6 )
Northwestern Energy Group, Inc. 522,647 34,463,343 40,452 0 .6
Penumbra, Inc. 188,304 61,833,384 (4,310,660) ( 66 .2 )
ProAssurance Corp. 266,853 6,596,606 318,392 4 .9
Sealed Air Corp. 816,749 34,344,295 445,265 6 .8
Select Medical Holdings Corp. 645,048 10,507,832 24,802 0 .4
SEMrush Holdings, Inc. 1,120,627 13,380,286 98,637 1 .5
Silicon Laboratories, Inc. 147,188 30,637,182 324,269 5 .0
SkyWater Technology, Inc. 428,131 11,735,071 (1,306,956) ( 20 .1 )
Thermon Group Holdings, Inc. 182,111 9,178,394 88,985 1 .4
Tri Pointe Homes, Inc. 713,719 33,352,089 245,097 3 .8
Two Harbors Investment Corp. 667,703 7,625,168 (526,398) ( 8 .1 )
TXNM Energy, Inc. 805,988 47,118,058 824,217 12 .7
UniFirst Corp. 51,239 12,891,220 (787,153) ( 12 .1 )
Valaris Ltd. 296,166 29,036,115 2,709,269 41 .6
Warner Bros Discovery, Inc. 1,597,514 43,867,734 (1,145,768) ( 17 .6 )
Webster Financial Corp. 872,598 60,575,753 (2,381,236) ( 36 .6 )
Short Positions
Common Stocks
Spain
Banco Santander SA, ADR (1,792,654) (20,221,137) 1,888,906 29 .0
United States
American Water Works Co., Inc. (432,462) (58,853,754) (1,926,422) ( 29 .6 )
Black Hills Corp. (512,946) (35,603,582) 492,867 7 .6
Boston Scientific Corp. (110,026) (6,904,132) 2,425,505 37 .3
CECO Environmental Corp. (124,572) (7,422,000) (50,441) ( 0 .8 )
Charter Communications, Inc. (144,190) (31,127,737) 13,219,997 203 .1
Cintas Corp. (39,435) (6,670,036) 660,251 10 .1

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2026 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Devon Energy Corp. (730,342) (36,750,809) (3,838,411) ( 59 .0 )
Equitable Holdings, Inc. (179,337) (6,655,196) 153,913 2 .4
Kimberly-Clark Corp. (365,654) (35,274,641) 1,771,847 27 .2
Masterbrand, Inc. (870,389) (7,232,933) 3,779,209 58 .1
Transocean Ltd. (4,500,380) (29,837,519) (2,649,556) ( 40 .7 )
Union Pacific Corp. (202,296) (49,081,056) (2,519,021) ( 38 .7 )
(a) Special Purpose Acquisition Company.

Schedule of Investments
March 31, 2026 (Unaudited)
AQR DIVERSIFYING STRATEGIES FUND
See notes to Schedule of Investments.

AQR Funds | N-PORT Part F | March 2026

† Represents less than 0.05% of net assets.
(a) For the period ended March 31, 2026, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(b) Represents 7-day effective yield as of March 31, 2026.
The Schedule of Investments of the affiliated investment funds held by the AQR Diversifying Strategies Fund can be found within this report as well as on
Form N-CSR and Form N-PORT (Part F) which are filed with the Securities and Exchange Commission.
INVESTMENTS SHARES VALUE ($)
INVESTMENT COMPANIES - 98.0%
ALTERNATIVE FUNDS - 68 .1%
AQR Diversified Arbitrage Fund,
Class R6 (a) 63,157,864 817,262,765
AQR Equity Market Neutral Fund,
Class R6 (a) 108,966,847 1,322,857,527
AQR Macro Opportunities Fund,
Class R6 (a) 83,792,937 834,577,655
AQR Managed Futures Strategy HV
Fund, Class R6 (a) 74,118,797 834,577,655
AQR Style Premia Alternative Fund,
Class R6 (a) 94,806,707 907,300,189
TOTAL ALTERNATIVE FUNDS
(Cost $4,273,043,449) 4,716,575,791
ASSET ALLOCATION FUNDS - 29 .9%
AQR Multi-Asset Fund, Class R6 (a)
(Cost $1,896,858,467) 170,161,112 2,070,860,737
TOTAL INVESTMENT COMPANIES
(Cost $6,169,901,916) 6,787,436,528
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 2.0%
INVESTMENT COMPANIES - 2 .0%
Limited Purpose Cash Investment
Fund, 3.65% (b)
(Cost $137,002,969) 137,006,530 137,006,530
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.0%
(Cost $6,306,904,885) 6,924,443,058
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.0% † 1,349,646
NET ASSETS - 100.0% 6,925,792,704
SECTOR VALUE
% OF NET
ASSETS
Equity Market Neutral $ 1,322,857,527 19 .1%
Global Flexible Allocation 2,070,860,737 29 .9
Global Macro 834,577,655 12 .1
Multi-Strategy 907,300,189 13 .0
Relative Value Arbitrage 817,262,765 11 .8
Systematic Trend 834,577,655 12 .1
Short-Term Investment Funds 137,006,530 2 .0
Total Investments In Securities
At Value 6,924,443,058 100 .0
Other Assets in Excess of
Liabilities 1,349,646 0.0 †
Net Assets
$ 6,925,792,704 100 .0%
Affiliate
Value
At
12/31/2025
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
3/31/2026
Shares
Held At
3/31/2026
Distributions
Received**
INVESTMENT COMPANIES - 98.0%
ALTERNATIVE FUNDS - 68 .1%
AQR Diversified
Arbitrage Fund $ 641,812,638 $ 173,864,584 $ (5,259,024) $ (56,156) $ 6,900,723 $ 817,262,765 63,157,864 $ –
AQR Equity Market
Neutral Fund 1,038,866,220 327,202,700 (7,529,121) (254,079) (35,428,193) 1,322,857,527 108,966,847 –
AQR Macro
Opportunities Fund 655,410,364 170,117,171 – – 9,050,120 834,577,655 83,792,937 –
AQR Managed
Futures Strategy HV
Fund 655,410,364 83,752,609 – – 95,414,682 834,577,655 74,118,797 –
AQR Style Premia
Alternative Fund 712,520,810 123,717,787 (10,157,910) (95,833) 81,315,335 907,300,189 94,806,707 –
(406,068) 157,252,667 4,716,575,791 –
ASSET ALLOCATION FUNDS - 29 .9%
AQR Multi-Asset Fund 1,626,287,957 424,023,344 (10,727,215) (172,858) 31,449,509 2,070,860,737 170,161,112 –
TOTAL $(578,926) $188,702,176 $6,787,436,528 $–
**   Distributions received include dividend income and capital gains distributions, if any, from the underlying fund.
All securities are Level 1 with respect to ASC 820.

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2026 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 248.0%
COMMON STOCKS - 193.7%
Australia - 5 .7%
AGL Energy Ltd. (2)(a) 715,684 4,899,468
ALS Ltd. (2)(a) 19,288 283,140
ANZ Group Holdings Ltd. (2)(a) 191,738 4,821,300
APA Group (2)(a) 128,553 885,564
Aristocrat Leisure Ltd. (2)(a) 400,742 12,737,690
Atlas Arteria Ltd. (2)(a) 88,765 263,243
Aurizon Holdings Ltd. (2)(a) 468,654 1,293,727
BHP Group Ltd. (2)(a) 579,452 20,966,034
Brambles Ltd. (2)(a) 136,074 2,135,583
Computershare Ltd. (2)(a) 196,592 3,877,279
Dyno Nobel Ltd. (2)(a) 494,310 1,076,410
Evolution Mining Ltd. (2)(a) 1,178,252 10,609,819
Harvey Norman Holdings Ltd. (2)(a) 879,445 3,021,249
IGO Ltd. (2)*(a) 1,844,952 10,300,084
JB Hi-Fi Ltd. (2)(a) 169,657 8,584,460
Northern Star Resources Ltd. (2)(a) 1,135,378 16,504,755
OceanaGold Corp. (a) 58,439 1,842,524
Orica Ltd. (2)(a) 654,842 9,203,521
Origin Energy Ltd. (2)(a) 287,798 2,476,547
Pro Medicus Ltd. (2)(a) 106,493 8,776,825
QBE Insurance Group Ltd. (2)(a) 806,867 11,906,743
Qube Holdings Ltd. (2)(a) 10 34
SEEK Ltd. (2)(a) 440,588 4,329,496
South32 Ltd. (2)(a) 5,058,053 15,315,815
Suncorp Group Ltd. (2)(a) 285,558 3,204,725
Technology One Ltd. (2)(a) 434,035 8,239,002
Telstra Group Ltd. (2)(a) 657,372 2,426,761
Transurban Group (2)(a) 69,374 676,732
Wesfarmers Ltd. (2)(a) 120,391 6,146,680
Westpac Banking Corp. (2)(a) 70,141 1,938,365
Whitehaven Coal Ltd. (2)(a) 839,643 5,417,746
Worley Ltd. (2)(a) 759,899 5,969,205
Yancoal Australia Ltd. (2)(a) 9,053 52,213
190,182,739
Belgium - 0 .7%
Ageas SA/NV (2)(a) 115,348 8,491,109
KBC Group NV (2)(a) 60,214 7,369,712
Liberty Global Ltd., Class A *(a) 600,289 7,257,494
Umicore SA (2)(a) 57,343 1,093,974
24,212,289
Burkina Faso - 0 .0% †
IAMGOLD Corp. *(a) 2 38
Canada - 6 .5%
Alamos Gold, Inc., Class A (a) 112,610 5,010,016
AltaGas Ltd. (a) 7,271 252,193
ARC Resources Ltd. (a) 647,630 13,477,743
Aritzia, Inc. *(a) 39,621 3,233,251
Bank of Nova Scotia (The) (a) 169,703 11,768,563
Barrick Mining Corp. (a) 194,020 7,929,004
Canadian National Railway Co. (a) 137,273 14,128,925
Canadian Natural Resources Ltd.
(a) 354,523 17,294,178
Canadian Pacific Kansas City Ltd.
(a) 102,540 8,069,193
CCL Industries, Inc., Class B (a) 37,766 2,366,246
INVESTMENTS SHARES VALUE ($)
Canada - 6.5% (continued)
Celestica, Inc. *(a) 36,568 10,315,588
Cenovus Energy, Inc. (a) 104,891 2,783,823
Constellation Software, Inc. (a) 5,025 8,821,077
Descartes Systems Group, Inc.
(The) *(a) 25,145 1,801,055
DPM Metals, Inc. (a) 28,289 996,043
Empire Co. Ltd., Class A (a) 166,010 5,946,573
Fairfax Financial Holdings Ltd. (a) 6,805 11,595,160
Finning International, Inc. (a) 28 1,733
First Majestic Silver Corp. (a) 3 64
George Weston Ltd. (a) 90,124 6,367,182
iA Financial Corp., Inc. (a) 14,912 1,654,888
IGM Financial, Inc. (a) 14,844 707,253
Intact Financial Corp. (a) 24,476 4,435,274
Loblaw Cos. Ltd. (a) 43,131 1,966,335
Lundin Gold, Inc. (a) 119,633 9,142,538
Magna International, Inc. (a) 45,260 2,527,676
Metro, Inc., Class A (a) 6,790 464,576
Onex Corp. (a) 8,820 643,668
OR Royalties, Inc. (a) 253 9,634
Quebecor, Inc., Class B (a) 107,705 4,573,456
Saputo, Inc. (a) 23,781 742,953
Stantec, Inc. (a) 31,771 2,746,589
Sun Life Financial, Inc. (a) 11,848 742,257
Suncor Energy, Inc. (a) 361,521 23,911,686
TFI International, Inc. (a) 72,046 7,842,143
Thomson Reuters Corp. (a) 91,291 8,239,881
Toromont Industries Ltd. (a) 313 43,821
Tourmaline Oil Corp. (a) 177,500 8,495,399
WSP Global, Inc. (a) 42,729 6,650,010
217,697,647
Chile - 0 .0% †
Lundin Mining Corp. (a) 2 50
China - 0 .1%
SITC International Holdings Co. Ltd.
(2)(a) 7,000 30,650
Wilmar International Ltd. (2) 1,555,800 4,674,207
4,704,857
Denmark - 1 .7%
AL Sydbank (2)(a) 8,198 658,890
Danske Bank A/S (2)(a) 442,644 21,814,643
Genmab A/S (2)*(a) 29,453 7,932,326
ISS A/S (2)(a) 322,682 11,753,303
Jyske Bank A/S (Registered) (2)(a) 24,226 3,324,351
Orsted A/S (2)*(a)(b) 190,314 4,719,603
Pandora A/S (2)(a) 15,759 1,126,357
ROCKWOOL A/S, Class B (2)(a) 23,415 650,345
Royal Unibrew A/S (a) 36,961 2,998,522
Vestas Wind Systems A/S (2)(a) 66,568 2,008,419
56,986,759
Finland - 1 .1%
Elisa OYJ (2)(a) 33,229 1,618,599
Konecranes OYJ (2)(a) 81,225 2,665,862
Metso OYJ (2)(a) 30,698 532,006
Nordea Bank Abp (2)(a) 727,744 12,531,142

Schedule of Investments
March 31, 2026 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Finland - 1.1% (continued)
Wartsila OYJ Abp (2)(a) 546,237 20,346,233
37,693,842
France - 8 .4%
Air France-KLM (2)*(a) 446,827 4,528,743
BNP Paribas SA (2)(a) 183,821 17,511,454
Bouygues SA (2)(a) 79,267 4,594,057
Carrefour SA (2)(a) 1,554,430 28,781,603
Credit Agricole SA (2)(a) 503,907 9,405,096
Danone SA (2)(a) 11,500 918,932
Dassault Aviation SA (2)(a) 11,039 4,108,745
Eiffage SA (2)(a) 56,551 8,673,092
Forvia SE (2)*(a) 1 11
Hermes International SCA (2)(a) 11,543 21,866,501
Ipsen SA (2)(a) 3 561
Legrand SA (2)(a) 37,591 5,839,936
LVMH Moet Hennessy Louis Vuitton
SE (2)(a) 38,426 21,005,558
Orange SA (2)(a) 1,029,693 21,111,856
Renault SA (2)(a) 222,140 7,615,827
Safran SA (2)(a) 59,209 19,374,921
SCOR SE (2)(a) 120,319 4,300,244
SEB SA (2)(a) 5,422 280,139
Societe Generale SA (2)(a) 247,315 18,058,176
Thales SA (2)(a) 81,130 23,790,982
TotalEnergies SE (2)(a) 429,578 39,424,151
Valeo SE (2)(a) 697,846 8,545,721
Veolia Environnement SA (2)(a) 21,833 831,532
Vinci SA (2)(a) 43,038 6,459,972
Vivendi SE (2)(a) 1,380,165 2,863,204
279,891,014
Germany - 6 .1%
adidas AG (2)(a) 187,300 30,315,766
Allianz SE (Registered) (2)(a) 30,365 12,823,705
Bechtle AG (2)(a) 60,816 2,097,280
Continental AG (2)(a) 81,971 5,722,163
Daimler Truck Holding AG (2)(a) 163,746 8,063,804
Deutsche Bank AG (Registered)
(2)(a) 243,491 7,246,313
Deutsche Lufthansa AG
(Registered) (2)(a) 1,132,002 9,639,885
Evonik Industries AG (2)(a) 71,288 1,398,861
Fraport AG Frankfurt Airport
Services Worldwide (2)*(a) 27,670 2,410,501
Freenet AG (2)(a) 60,344 1,858,048
Fresenius Medical Care AG (2)(a) 347,964 15,768,872
GEA Group AG (2)(a) 4 287
HUGO BOSS AG (2)(a) 89,157 3,859,245
KION Group AG (2)(a) 12,201 651,925
Knorr-Bremse AG (2)(a) 186 21,251
LANXESS AG (2)(a) 185,651 4,104,567
Mercedes-Benz Group AG (2)(a) 284,071 17,459,826
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 18,325 11,572,994
Nemetschek SE (2)(a) 42,537 3,184,320
Nordex SE (2)*(a) 163,594 8,865,562
Rational AG (2)(a) 2,647 1,941,973
Rheinmetall AG (2)(a) 1,154 1,946,551
INVESTMENTS SHARES VALUE ($)
Germany - 6.1% (continued)
RWE AG (2)(a) 263,882 17,753,677
Scout24 SE (2)(a)(b) 72,531 5,596,373
Siemens Energy AG (2)(a) 155,044 26,737,272
Talanx AG (2)(a) 9,108 1,130,185
202,171,206
Hong Kong - 0 .2%
HKT Trust & HKT Ltd. (2)(a) 263,000 410,989
Techtronic Industries Co. Ltd. (2)(a) 412,000 5,471,457
5,882,446
Italy - 3 .5%
A2A SpA (2)(a) 2,681,253 7,592,291
Amplifon SpA (2)(a) 800,874 8,835,882
Azimut Holding SpA (2)(a) 21,979 835,134
De' Longhi SpA (2)(a) 1 35
Enel SpA (2)(a) 1,126,405 12,314,794
Fincantieri SpA (2)*(a) 659,434 10,175,361
FinecoBank Banca Fineco SpA (2)
(a) 295,656 6,577,970
Hera SpA (2)(a) 403,239 1,860,013
Intesa Sanpaolo SpA (2)(a) 1,782,099 10,777,930
Leonardo SpA (2)(a) 187,225 12,734,943
Nexi SpA (2)(a)(b) 776,434 2,892,150
Pirelli & C SpA (2)(a)(b) 1,063,304 7,357,486
Poste Italiane SpA (2)(a)(b) 342,461 8,061,105
Reply SpA (2)(a) 21,254 2,000,197
Saipem SpA (2)(a) 1,931,530 8,837,428
Snam SpA (2)(a) 92,044 697,273
UniCredit SpA (2)(a) 157,671 11,311,918
Unipol Assicurazioni SpA (2)(a) 192,482 4,471,390
117,333,300
Ivory Coast - 0 .0% †
Endeavour Mining plc (2)(a) 20,055 1,208,309
Japan - 26 .6%
Advantest Corp. (2)(a) 73,400 10,129,690
Aeon Co. Ltd. (2)(a) 244,700 2,925,620
Aisin Corp. (2)(a) 167,100 2,354,123
Ajinomoto Co., Inc. (2)(a) 216,100 6,109,414
ANA Holdings, Inc. (2)(a) 342,600 6,135,711
Asahi Group Holdings Ltd. (2)(a) 448,100 4,474,113
Asahi Intecc Co. Ltd. (2)(a) 118,700 2,534,725
Asahi Kasei Corp. (2)(a) 299,900 2,934,365
Astellas Pharma, Inc. (2)(a) 2,229,600 36,346,531
Bandai Namco Holdings, Inc. (2)(a) 485,600 11,979,950
BayCurrent, Inc. (2)(a) 280,400 8,116,552
Brother Industries Ltd. (2)(a) 348,400 6,449,943
Canon, Inc. (2)(a) 516,500 14,331,506
Central Japan Railway Co. (2)(a) 347,300 9,030,213
Chubu Electric Power Co., Inc. (2)
(a) 719,400 11,860,686
Concordia Financial Group Ltd. (2)
(a) 191,000 1,704,903
CyberAgent, Inc. (2)(a) 691,100 5,912,470
Dai Nippon Printing Co. Ltd. (2)(a) 293,200 5,342,102
Daiichi Sankyo Co. Ltd. (2)(a) 451,100 8,070,479
Denso Corp. (2)(a) 149,700 1,876,951
Disco Corp. (2)(a) 16,000 6,521,333
Eisai Co. Ltd. (2)(a) 150,400 4,708,546

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 26.6% (continued)
ENEOS Holdings, Inc. (2)(a) 602,600 5,429,507
FANUC Corp. (2)(a) 223,400 7,787,041
Fujitsu Ltd. (2)(a) 383,100 7,834,650
Fukuoka Financial Group, Inc. (2)
(a) 400,800 15,348,863
Furukawa Electric Co. Ltd. (2)(a) 5,900 1,132,683
Hirose Electric Co. Ltd. (2)(a) 6,000 785,485
Hitachi Ltd. (2)(a) 287,500 8,433,954
Honda Motor Co. Ltd. (2)(a) 2,309,800 18,694,536
Hoya Corp. (2)(a) 77,700 13,470,106
Idemitsu Kosan Co. Ltd. (2)(a) 207,400 2,036,153
Iida Group Holdings Co. Ltd. (2)(a) 206,200 3,172,199
Isetan Mitsukoshi Holdings Ltd. (2)
(a) 1,121,500 20,664,132
Japan Airlines Co. Ltd. (2)(a) 829,200 13,537,859
Japan Post Bank Co. Ltd. (2)(a) 1,165,400 19,007,935
Japan Post Holdings Co. Ltd. (2)(a) 935,700 10,804,024
JFE Holdings, Inc. (2)(a) 1,098,200 12,856,920
Kajima Corp. (2)(a) 237,400 9,056,495
Kao Corp. (a) 92,700 3,608,586
Kinden Corp. (2)(a) 103,200 4,642,812
Kirin Holdings Co. Ltd. (2)(a) 559,100 8,893,149
Kobe Bussan Co. Ltd. (2)(a) 70,700 1,529,876
Kobe Steel Ltd. (2)(a) 1,019,000 12,366,734
Kyoto Financial Group, Inc. (2)(a) 86,000 2,265,974
Kyushu Electric Power Co., Inc. (2)
(a) 375,400 4,351,476
LY Corp. (2)(a) 5,182,000 12,494,496
MatsukiyoCocokara & Co. (a) 289,400 4,606,184
Mazda Motor Corp. (2)(a) 2,025,000 13,850,581
MINEBEA MITSUMI, Inc. (2)(a) 277,400 4,606,251
Mitsubishi Chemical Group Corp.
(2)(a) 738,100 4,315,027
Mitsubishi Electric Corp. (2)(a) 207,600 6,789,992
Mitsubishi Heavy Industries Ltd. (2)
(a) 101,700 2,794,376
Mitsubishi UFJ Financial Group,
Inc. (2)(a) 43,800 741,706
Mitsui & Co. Ltd. (2)(a) 178,300 6,891,771
Mitsui Chemicals, Inc. (2)(a) 659,900 7,971,573
Mizuho Financial Group, Inc. (2)(a) 533,130 21,583,110
Murata Manufacturing Co. Ltd. (2)
(a) 857,600 19,242,167
Nexon Co. Ltd. (2)(a) 418,800 7,888,807
NGK Corp. (2)(a) 2,200 56,700
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 321,800 7,272,971
Nippon Steel Corp. (2)(a) 3,135,200 11,561,193
Nippon Yusen KK (2)(a) 157,300 5,778,380
Nissan Motor Co. Ltd. (2)*(a) 294,600 638,507
Nomura Holdings, Inc. (2)(a) 1,079,900 8,503,174
Obayashi Corp. (2)(a) 406,600 9,848,043
Obic Co. Ltd. (a) 480,500 11,662,430
Oji Holdings Corp. (2)(a) 598,800 3,239,538
Omron Corp. (2)(a) 507,400 14,597,438
Oracle Corp. Japan (a) 12,400 672,485
ORIX Corp. (2)(a) 415,000 12,313,614
Otsuka Corp. (2)(a) 110,400 2,113,575
Pan Pacific International Holdings
Corp. (2)(a) 1,875,800 11,442,856
INVESTMENTS SHARES VALUE ($)
Japan - 26.6% (continued)
Panasonic Holdings Corp. (2)(a) 278,100 4,664,115
Rakuten Group, Inc. (2)*(a) 3,234,900 15,121,700
Recruit Holdings Co. Ltd. (2)(a) 559,100 24,359,971
Renesas Electronics Corp. (2)(a) 81,500 1,165,224
Resona Holdings, Inc. (2)(a) 1,799,800 20,531,664
Sanwa Holdings Corp. (2)(a) 432,900 9,845,124
Seiko Epson Corp. (2)(a) 458,500 5,668,531
Sekisui Chemical Co. Ltd. (2)(a) 254,000 4,264,321
Seven & i Holdings Co. Ltd. (2)(a) 978,400 13,159,136
Shimamura Co. Ltd. (2)(a) 203,700 4,264,796
Shimizu Corp. (2)(a) 671,900 12,054,637
Shionogi & Co. Ltd. (2)(a) 373,200 8,255,536
Shiseido Co. Ltd. (2)(a) 234,400 4,788,848
Shizuoka Financial Group, Inc. (2)
(a) 645,200 10,713,263
Skylark Holdings Co. Ltd. (2)(a) 249,800 5,384,856
SoftBank Corp. (2)(a) 5,541,000 7,414,542
Sojitz Corp. (2)(a) 360,200 14,262,804
Sony Financial Group, Inc. (2) 2,327,100 2,131,750
Sony Group Corp. (2)(a) 604,900 12,607,771
Square Enix Holdings Co. Ltd. (2)
(a) 453,600 7,228,565
Subaru Corp. (2)(a) 314,600 5,068,644
Sumitomo Corp. (2)(a) 333,600 12,483,001
Sumitomo Metal Mining Co. Ltd.
(2)(a) 93,600 5,447,820
Sumitomo Mitsui Financial Group,
Inc. (2)(a) 80,600 2,650,154
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 402,300 12,815,926
TBS Holdings, Inc. (2)(a) 143,300 5,163,309
TDK Corp. (2)(a) 209,400 2,720,164
Terumo Corp. (2)(a) 717,500 9,639,439
TIS, Inc. (2)(a) 3,100 66,282
Tokio Marine Holdings, Inc. (2)(a) 21,300 999,843
Tokyo Century Corp. (2)(a) 108,600 1,405,768
Tokyo Electron Ltd. (2)(a) 43,300 10,757,926
Tokyo Gas Co. Ltd. (2)(a) 206,000 9,701,789
Tokyu Corp. (2)(a) 131,400 1,551,054
Tosoh Corp. (2)(a) 128,500 1,910,138
TOTO Ltd. (2)(a) 50,700 1,676,209
USS Co. Ltd. (2)(a) 648,900 6,825,656
Yamato Holdings Co. Ltd. (2)(a) 396,000 4,416,048
Yamazaki Baking Co. Ltd. (2)(a) 3,300 73,765
Yokogawa Electric Corp. (2)(a) 201,400 6,224,018
880,522,127
Macau - 0 .0% †
Galaxy Entertainment Group Ltd.
(2)(a) 193,000 872,339
Netherlands - 3 .5%
Aalberts NV (2)(a) 20,461 712,588
ABN AMRO Bank NV, CVA (2)(a)(b) 132,012 4,184,887
Argenx SE (2)*(a) 11,816 8,575,333
ASM International NV (2)(a) 19,181 14,538,293
ASML Holding NV (2)(a) 21,028 27,962,123
ASR Nederland NV (2)(a) 27,078 1,864,235
Heineken NV (2)(a) 171,365 13,181,107
Koninklijke Ahold Delhaize NV (a) 238,464 11,105,077

Schedule of Investments
March 31, 2026 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Netherlands - 3.5% (continued)
Koninklijke KPN NV (2)(a) 1,462,248 8,150,025
Koninklijke Vopak NV (2)(a) 15,415 834,339
NN Group NV (2)(a) 190,783 14,899,373
SBM Offshore NV (2)(a) 1 40
Wolters Kluwer NV (2)(a) 146,125 10,913,821
116,921,241
Nigeria - 0 .2%
Airtel Africa plc (2)(a)(b) 1,167,806 5,385,153
Norway - 0 .8%
Equinor ASA (2)(a) 20,387 868,576
Gjensidige Forsikring ASA (2)(a) 23,464 613,788
Kongsberg Gruppen ASA (a) 283,763 12,095,877
Mowi ASA (2)(a) 91,429 2,079,443
Storebrand ASA (2)(a) 172,049 3,105,447
Telenor ASA (a) 261,262 4,594,999
TOMRA Systems ASA (2)(a) 69,057 832,563
Vend Marketplaces ASA (a) 127,944 3,165,930
27,356,623
Portugal - 0 .4%
Banco Comercial Portugues SA,
Class R (2) 4,547,701 4,429,315
EDP SA (2)(a)(c) 1,650,441 8,733,639
13,162,954
Singapore - 0 .6%
DBS Group Holdings Ltd. (2) 120,500 5,362,265
Genting Singapore Ltd. (2) 113,500 59,901
Keppel Ltd. (2) 140,800 1,297,082
Oversea-Chinese Banking Corp.
Ltd. (2) 218,500 3,742,416
Sea Ltd., ADR *(a) 40,388 3,344,530
Singapore Airlines Ltd. (2) 152,600 786,911
Singapore Telecommunications Ltd. 557,500 2,142,063
United Overseas Bank Ltd. (2) 142,500 4,079,171
20,814,339
Spain - 1 .7%
ACS Actividades de Construccion y
Servicios SA (2)(a) 8,306 1,012,961
Aena SME SA (a)(b) 243,225 7,174,479
Banco Bilbao Vizcaya Argentaria
SA (2)(a) 40,431 873,292
Banco Santander SA (2)(a) 301,434 3,379,292
Bankinter SA (2)(a) 261,305 4,138,386
CaixaBank SA (2)(a) 252,925 3,031,979
Enagas SA (a) 473,604 9,382,696
Fluidra SA (2)(a) 124,955 2,898,474
Grifols SA (2)(a) 1 10
Iberdrola SA (2)(a) 166,071 3,802,057
Industria de Diseno Textil SA (2)(a) 268,815 15,647,396
Mapfre SA (2)(a) 6 27
Naturgy Energy Group SA (a) 103,776 3,106,692
Unicaja Banco SA (2)(a)(b) 913,953 2,712,379
57,160,120
INVESTMENTS SHARES VALUE ($)
Sweden - 2 .8%
Alfa Laval AB (2)(a) 126,433 6,915,881
Assa Abloy AB, Class B (2)(a) 116,273 4,203,024
Autoliv, Inc. (a)(c) 45,701 4,805,917
Axfood AB (a) 29,149 990,555
Boliden AB (2)*(a) 23,579 1,236,055
Electrolux AB, Class B (2)*(a) 522,173 3,314,522
Essity AB, Class B (2)(a) 128,716 3,317,373
Evolution AB (2)(a)(b) 154,258 9,694,876
Getinge AB, Class B (2)(a) 51,928 1,048,263
Saab AB, Class B (2)(a) 95,432 6,246,002
Skanska AB, Class B (2)(a) 19,569 529,324
Svenska Handelsbanken AB, Class
A (2)(a) 338,416 4,461,583
Swedbank AB, Class A (2)(a) 229,296 7,815,216
Swedish Orphan Biovitrum AB
(2)*(a) 15,939 668,011
Tele2 AB, Class B (2)(a) 48,848 1,011,031
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 1,675,853 19,105,120
Telia Co. AB (2)(a) 2,638,208 13,516,265
Volvo AB, Class B (2)(a) 93,510 3,074,545
91,953,563
Switzerland - 4 .1%
ABB Ltd. (Registered) (2)(a) 169,872 13,811,947
Accelleron Industries AG (2)(a) 30,511 2,757,775
Adecco Group AG (Registered) (2)
(a) 180,148 4,332,955
Avolta AG (2)*(a) 91,330 5,475,814
BKW AG (2)(a) 7,338 1,446,758
Chocoladefabriken Lindt &
Spruengli AG (2)(a) 86 1,207,611
DSM-Firmenich AG (2)(a) 111,114 7,947,325
EFG International AG (2)(a) 2 42
Flughafen Zurich AG (Registered)
(2)(a) 30,998 9,706,591
Geberit AG (Registered) (2)(a) 4,551 3,072,063
Givaudan SA (Registered) (2)(a) 4,746 16,048,610
Kuehne + Nagel International AG
(Registered) (2)(a) 38,199 8,747,771
Schindler Holding AG (2)(a) 3,565 1,174,286
SGS SA (Registered) (2)(a) 28,982 3,054,384
Sika AG (Registered) (2)(a) 108,298 17,925,297
Sonova Holding AG (Registered)
(2)(a) 26,899 6,133,334
Swissquote Group Holding SA
(Registered) (2)(a) 5,271 2,618,311
TE Connectivity plc (a) 20,691 4,324,833
UBS Group AG (Registered) (2)(a) 112,559 4,389,058
Zurich Insurance Group AG (2)(a) 29,887 21,124,685
135,299,450
Turkiye - 0 .0% †
Eldorado Gold Corp. (a) 1 34
United Kingdom - 7 .2%
Admiral Group plc (2)(a) 2,184 91,347
Barclays plc (2)(a) 2,410,388 12,614,726
Bellway plc (2)(a) 167,807 4,126,702
British American Tobacco plc (2)(a) 64,761 3,759,948
Burberry Group plc (2)*(a) 742,504 10,864,396

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - 7.2% (continued)
Centrica plc (2)(a) 3,588,067 10,159,388
CK Hutchison Holdings Ltd. (2)(a) 92,000 706,194
Compass Group plc (2)(a) 1,329,440 37,092,611
Diploma plc (2)(a) 6 479
easyJet plc (2)(a) 566,697 2,636,738
Entain plc (2)(a) 314,173 2,360,194
Games Workshop Group plc (2)(a) 3,657 864,503
Hiscox Ltd. (2)(a) 319,946 6,458,132
Howden Joinery Group plc (2)(a) 222,712 2,358,916
ICG plc (2)(a) 10,806 221,623
IMI plc (2)(a) 37,777 1,285,136
Imperial Brands plc (2)(a) 64,982 2,634,878
Inchcape plc (a) 188 1,866
International Consolidated Airlines
Group SA (2)(a) 1,903,912 9,036,561
Intertek Group plc (2)(a) 25,736 1,252,287
ITV plc (2)(a) 4,511,804 4,563,065
Kingfisher plc (2)(a) 2,486,202 9,453,379
Lloyds Banking Group plc (2)(a) 7,147,220 8,858,517
Man Group plc (2)(a) 386,396 1,300,809
NatWest Group plc (2)(a) 3,408,157 25,247,449
Next plc (2)(a) 14,386 2,430,498
Ocado Group plc (2)*(a) 2 5
Pearson plc (2)(a) 32,536 428,950
Pennon Group plc (a) 98,404 689,661
Persimmon plc (2)(a) 258,549 3,690,891
Reckitt Benckiser Group plc (2)(a) 58,011 3,900,680
Rightmove plc (2)(a) 118,277 676,700
Rolls-Royce Holdings plc (2)(a) 442,809 6,727,342
TechnipFMC plc (a) 375,115 25,931,701
Tesco plc (2)(a) 1,954,346 12,283,126
United Utilities Group plc (2)(a) 116,589 2,032,865
Vodafone Group plc (2)(a) 14,709,213 22,186,670
Whitbread plc (2)(a) 40,665 1,250,257
240,179,190
United States - 111 .8%
3M Co. (a) 21,681 3,148,732
Abercrombie & Fitch Co., Class A
*(a) 177,135 16,184,825
Acerinox SA (2)(a) 44,206 618,048
Acuity, Inc. (a) 8,875 2,486,953
Adobe, Inc. *(a) 79,972 19,439,594
ADT, Inc. (a) 963,145 6,327,863
Advanced Energy Industries, Inc.
(a)(c) 10,992 3,547,228
Aegon Ltd. (2)(a) 945,578 6,915,226
AGCO Corp. (a)(c) 11,212 1,299,134
Agilent Technologies, Inc. (a) 38,680 4,408,746
Airbnb, Inc., Class A *(a) 120,028 15,157,136
Akamai Technologies, Inc. *(a)(c) 22,059 2,533,476
Albemarle Corp. (a) 48,962 8,790,148
Alcoa Corp. (a) 120,767 8,010,475
Alexandria Real Estate Equities,
Inc., REIT (a) 30,798 1,429,643
Allegion plc (a) 29,764 4,324,412
Ally Financial, Inc. (a) 160,739 6,305,791
Alnylam Pharmaceuticals, Inc. *(a)
(c) 25,614 8,474,904
Amazon.com, Inc. *(a) 16,875 3,514,556
INVESTMENTS SHARES VALUE ($)
United States - 111.8% (continued)
Amdocs Ltd. (a) 104,087 6,792,718
Ameren Corp. (a) 102,344 11,249,652
American Airlines Group, Inc. *(a)(c) 212,030 2,277,202
American Financial Group, Inc. (a)
(c) 42,238 5,394,215
American Homes 4 Rent, Class A,
REIT (a) 429,328 11,986,838
American International Group, Inc.
(a)(c) 74,277 5,589,344
American Tower Corp., REIT (a) 23,299 4,020,941
American Water Works Co., Inc.
(a)(c) 54,971 7,481,003
Ameriprise Financial, Inc. (a) 39,352 17,488,029
Amphenol Corp., Class A (a) 75,171 9,497,856
Analog Devices, Inc. (a) 7,194 2,288,699
Antero Resources Corp. *(a)(c) 145,240 6,163,986
Aon plc, Class A (a)(c) 22,464 7,250,930
AP Moller - Maersk A/S, Class B
(2)(a) 486 1,213,971
Applied Industrial Technologies,
Inc. (a) 25,316 6,716,841
AptarGroup, Inc. (a) 17,587 2,216,314
Aptiv plc *(a)(c) 18,136 1,259,364
Aramark (a) 421,064 17,069,935
Arch Capital Group Ltd. *(a) 110,816 10,637,228
Arista Networks, Inc. *(a)(c) 72,666 8,921,931
Armstrong World Industries, Inc. (a) 39,272 6,472,026
ASGN, Inc. *(a)(c) 140,676 5,445,568
Assured Guaranty Ltd. (a) 34,836 2,838,437
ATI, Inc. *(a) 27,992 4,071,716
Autodesk, Inc. *(a) 36,203 8,666,998
AutoNation, Inc. *(a) 23,584 4,605,012
AutoZone, Inc. *(a)(c) 1,907 6,441,426
Avantor, Inc. *(a)(c) 86,710 679,806
Avnet, Inc. (a) 145,901 8,990,420
Axis Capital Holdings Ltd. (a) 156,631 15,883,950
Bank of America Corp. (a) 273,968 13,355,940
Bank of New York Mellon Corp.
(The) (a) 50,296 5,966,614
Bath & Body Works, Inc. (a) 341,894 6,383,161
BellRing Brands, Inc. *(a)(c) 444,271 7,148,320
Best Buy Co., Inc. (a)(c) 193,123 12,398,497
Biogen, Inc. *(a)(c) 22,140 4,058,926
BioMarin Pharmaceutical, Inc. *(a) 283,386 16,008,475
BJ's Wholesale Club Holdings, Inc.
*(a)(c) 8,055 792,773
Blackbaud, Inc. *(a)(c) 18,527 715,327
Blackrock, Inc. (a) 15,520 14,925,739
Boeing Co. (The) *(a)(c) 3,093 615,600
Booking Holdings, Inc. (a) 6,786 28,571,232
BorgWarner, Inc. (a) 88,473 4,800,545
Boston Beer Co., Inc. (The), Class
A *(a) 13,769 3,172,378
BP plc (2)(a) 3,452,004 27,018,156
Bright Horizons Family Solutions,
Inc. *(a) 151,207 12,418,631
Brink's Co. (The) (a)(c) 3,851 399,079
Bristol-Myers Squibb Co. (a) 420,671 25,513,696
Broadcom, Inc. (a) 23,905 7,398,837

Schedule of Investments
March 31, 2026 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 111.8% (continued)
Broadridge Financial Solutions, Inc.
(a)(c) 24,522 3,984,335
Bruker Corp. (a)(c) 43,027 1,554,135
Brunswick Corp. (a) 81,707 5,945,001
Burlington Stores, Inc. *(a)(c) 20,338 6,617,578
CACI International, Inc., Class A
*(a) 1,445 785,892
Caesars Entertainment, Inc. *(a)(c) 42,296 1,117,883
Camden Property Trust, REIT (a) 20,673 2,018,925
Capital One Financial Corp. (a) 106,463 19,422,045
CarMax, Inc. *(a) 66,710 2,773,802
Carnival Corp. (a)(c) 213,406 5,522,947
Carpenter Technology Corp. (a) 21,357 8,417,862
Carrier Global Corp. (a)(c) 181,569 10,224,150
CCC Intelligent Solutions Holdings,
Inc. *(a)(c) 436,497 2,618,982
CDW Corp. (a) 57,077 6,907,459
Centene Corp. *(a) 577,192 18,897,266
Chemed Corp. (a) 19,967 7,542,335
Cheniere Energy, Inc. (a)(c) 40,072 11,370,831
Chewy, Inc., Class A *(a)(c) 721,449 19,479,123
Chipotle Mexican Grill, Inc., Class
A *(a)(c) 277,839 8,893,626
Chord Energy Corp. (a)(c) 59,727 8,491,985
Chubb Ltd. (a) 84,237 27,455,365
Ciena Corp. *(a)(c) 12,771 4,958,085
Cigna Group (The) (a)(c) 56,778 15,145,532
Cincinnati Financial Corp. (a) 42,950 6,758,183
Citigroup, Inc. (a) 13,451 1,525,478
Citizens Financial Group, Inc. (a) 119,442 7,162,937
Clorox Co. (The) (a) 66,327 6,873,467
Cloudflare, Inc., Class A *(a)(c) 4,023 830,106
CNA Financial Corp. (a) 124,401 5,712,494
CNH Industrial NV (a) 470,829 5,179,119
CNO Financial Group, Inc. (a) 58,783 2,413,630
Coca-Cola Consolidated, Inc. (a) 63,825 12,237,806
Columbia Sportswear Co. (a) 133,847 7,336,154
Comfort Systems USA, Inc. (a) 21,395 29,503,490
Commerce Bancshares, Inc. (a)(c) 26,136 1,285,891
Commercial Metals Co. (a) 67,841 4,167,473
Commvault Systems, Inc. *(a) 110,671 8,620,164
Concentrix Corp. (a) 133,346 3,648,347
ConocoPhillips (a) 61,011 8,053,452
Consolidated Edison, Inc. (a)(c) 68,700 7,775,466
Cooper Cos., Inc. (The) *(a)(c) 204,365 14,612,098
Copart, Inc. *(a)(c) 296,107 9,830,752
COPT Defense Properties, REIT (a) 122,201 3,739,351
Corebridge Financial, Inc. (a) 27,668 660,158
Corpay, Inc. *(a)(c) 25,556 7,436,540
Corteva, Inc. (a)(c) 25,384 2,124,895
CoStar Group, Inc. *(a)(c) 53,461 2,156,617
Costco Wholesale Corp. (a) 17,671 17,607,915
Crane Co. (a) 71,304 12,192,984
Crown Holdings, Inc. (a) 80,582 8,078,346
Cullen/Frost Bankers, Inc. (a)(c) 5,391 738,998
Cummins, Inc. (a) 18,340 9,867,287
Curtiss-Wright Corp. (a) 18,801 12,805,737
Danaher Corp. (a) 91,202 17,291,899
Darden Restaurants, Inc. (a) 27,437 5,378,749
Darling Ingredients, Inc. *(a) 90,640 5,606,084
INVESTMENTS SHARES VALUE ($)
United States - 111.8% (continued)
Datadog, Inc., Class A *(a)(c) 55,554 6,558,150
Deckers Outdoor Corp. *(a) 86,257 8,633,463
Delta Air Lines, Inc. (a) 179,228 11,915,077
Docusign, Inc., Class A *(a) 86,670 4,109,025
Dolby Laboratories, Inc., Class A (a) 64,502 3,873,990
Dollar General Corp. (a) 145,582 17,284,951
Dollar Tree, Inc. *(a)(c) 68,139 7,461,902
Domino's Pizza, Inc. (a) 15,638 5,610,758
DoubleVerify Holdings, Inc. *(a) 530,465 5,039,418
Dover Corp. (a)(c) 78,775 16,420,649
Dow, Inc. (a)(c) 130,538 5,436,908
DR Horton, Inc. (a)(c) 82,534 11,325,315
DraftKings, Inc., Class A *(a)(c) 736,334 15,919,541
DTE Energy Co. (a) 32,339 4,728,609
Dynatrace, Inc. *(a) 38,595 1,427,243
Eagle Materials, Inc. (a)(c) 17,844 3,380,546
East West Bancorp, Inc. (a) 81,056 8,653,539
Ecolab, Inc. (a)(c) 26,174 6,962,807
Edison International (a) 497,966 36,441,151
Edwards Lifesciences Corp. *(a) 49,209 3,940,657
Elastic NV *(a) 454,623 22,726,604
Elevance Health, Inc. (a) 4,668 1,366,557
elf Beauty, Inc. *(a)(c) 99,092 6,005,966
EMCOR Group, Inc. (a) 23,477 17,333,304
Encompass Health Corp. (a) 20,926 2,024,172
EnerSys (a) 37,143 6,452,482
EOG Resources, Inc. (a) 65,312 9,442,156
EPAM Systems, Inc. *(a)(c) 15,831 2,143,517
EPR Properties, REIT (a) 66,803 3,337,478
EQT Corp. (a)(c) 45,941 2,923,685
Equifax, Inc. (a)(c) 40,413 7,277,169
Equinix, Inc., REIT (a) 13,674 13,403,802
Esab Corp. (a) 38,154 3,687,966
Essent Group Ltd. (a) 65,063 3,802,282
Evercore, Inc., Class A (a)(c) 38,929 11,620,696
Everest Group Ltd. (a) 42,020 13,734,237
Everpure, Inc., Class A *(a)(c) 84,182 4,970,105
Eversource Energy (a) 21,215 1,469,775
Everus Construction Group, Inc.
*(a) 13,482 1,591,685
Exelixis, Inc. *(a) 484,145 20,764,979
ExlService Holdings, Inc. *(a) 417,710 12,719,270
Expand Energy Corp. (a)(c) 67,298 7,387,974
Expedia Group, Inc. (a)(c) 19,066 4,402,149
Experian plc (2)(a) 72,816 2,519,033
Extra Space Storage, Inc., REIT
(a)(c) 5,243 687,515
FactSet Research Systems, Inc.
(a)(c) 15,738 3,414,989
Federal Realty Investment Trust,
REIT (a) 53,209 5,651,328
Federated Hermes, Inc., Class B
(a)(c) 16,441 932,369
FedEx Corp. (a) 71,084 25,318,699
Fidelity National Financial, Inc. (a) 278,418 12,913,027
First Financial Bankshares, Inc. (a)
(c) 41,490 1,221,881
First Hawaiian, Inc. (a) 195,212 4,810,024
First Horizon Corp. (a) 306,319 6,971,820

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 111.8% (continued)
First Industrial Realty Trust, Inc.,
REIT (a) 56,018 3,240,641
First Solar, Inc. *(a) 29,424 5,804,178
FirstCash Holdings, Inc. (a) 23,481 4,414,428
Five Below, Inc. *(a) 44,394 10,143,141
Fluor Corp. *(a) 59,782 2,788,830
FMC Corp. (a) 184,695 3,180,448
Ford Motor Co. (a) 710,076 8,194,277
Fortinet, Inc. *(a) 98,674 8,063,639
Freeport-McMoRan, Inc. (a) 144,056 8,467,612
FTI Consulting, Inc. *(a)(c) 4,222 746,323
Gap, Inc. (The) (a) 368,495 8,917,579
Garmin Ltd. (a) 15,615 3,622,836
Gartner, Inc. *(a)(c) 164,318 26,018,112
Gates Industrial Corp. plc *(a) 155,815 3,522,977
GE Aerospace (a) 43,307 12,289,227
GE Vernova, Inc. (a) 22,294 19,460,433
General Dynamics Corp. (a) 36,602 12,562,538
General Mills, Inc. (a) 839,792 31,257,057
General Motors Co. (a) 187,951 14,002,350
Genpact Ltd. (a) 385,751 14,369,225
GFL Environmental, Inc. (a) 95,542 3,985,553
Gitlab, Inc., Class A *(a)(c) 79,357 1,717,285
GLOBALFOUNDRIES, Inc. *(a) 45,996 2,045,902
Globus Medical, Inc., Class A *(a) 37,129 3,199,035
Goldman Sachs Group, Inc. (The)
(a)(c) 1,089 921,283
Goodyear Tire & Rubber Co. (The)
*(a)(c) 1,134,226 7,519,918
Graham Holdings Co., Class B (a) 3,231 3,416,007
Grand Canyon Education, Inc. *(a) 13,122 2,231,134
Graphic Packaging Holding Co. (a)
(c) 806,323 8,014,851
Greif, Inc., Class A (a)(c) 29,183 1,957,304
GSK plc (2)(a) 13,956 384,425
Haemonetics Corp. *(a) 240,720 13,566,979
Halozyme Therapeutics, Inc. *(a)(c) 45,353 2,931,164
Hanover Insurance Group, Inc.
(The) (a) 21,371 3,704,663
Hasbro, Inc. (a) 41,296 3,865,306
Hayward Holdings, Inc. *(a)(c) 60,753 812,875
HealthEquity, Inc. *(a) 126,220 10,548,205
Hewlett Packard Enterprise Co. (a)
(c) 203,599 4,847,692
HF Sinclair Corp. (a) 19,513 1,217,416
Hilton Grand Vacations, Inc. *(a)(c) 65,629 2,567,406
Holcim AG (2)(a) 158,667 13,115,725
Honeywell International, Inc. (a) 37,733 8,528,790
Host Hotels & Resorts, Inc., REIT
(a) 147,788 2,831,618
HubSpot, Inc. *(a) 33,321 8,133,656
Huntington Ingalls Industries, Inc.
(a) 31,535 11,980,147
Huntsman Corp. (a) 236,629 3,149,532
Illinois Tool Works, Inc. (a) 30,706 7,992,465
Illumina, Inc. *(a) 67,973 8,378,352
Incyte Corp. *(a) 88,704 8,348,820
Ingredion, Inc. (a) 40,588 4,572,644
Insmed, Inc. *(a)(c) 7,862 1,285,594
Insulet Corp. *(a)(c) 46,246 9,704,261
INVESTMENTS SHARES VALUE ($)
United States - 111.8% (continued)
InterContinental Hotels Group plc
(2)(a) 105,574 13,922,557
International Business Machines
Corp. (a)(c) 56,486 13,691,642
International Flavors & Fragrances,
Inc. (a)(c) 136,074 9,872,169
International Paper Co. (a) 71,261 2,544,018
Intuit, Inc. (a) 3,481 1,505,115
Invesco Ltd. (a) 167,522 4,069,109
Invitation Homes, Inc., REIT (a) 268,900 6,682,165
IQVIA Holdings, Inc. *(a)(c) 34,214 5,834,856
Iron Mountain, Inc., REIT (a) 65,799 6,720,710
ITT, Inc. (a) 101,291 19,298,974
J M Smucker Co. (The) (a)(c) 20,089 1,937,383
Jacobs Solutions, Inc. (a) 6,051 770,171
Jazz Pharmaceuticals plc *(a) 49,934 9,440,023
JB Hunt Transport Services, Inc. (a) 113,258 23,999,370
Jefferies Financial Group, Inc. (a) 197,226 8,139,517
Jones Lang LaSalle, Inc. *(a) 27,360 8,326,195
Keurig Dr Pepper, Inc. (a)(c) 59,490 1,566,372
KeyCorp (a) 201,103 4,032,115
Keysight Technologies, Inc. *(a) 15,577 4,398,477
Kinder Morgan, Inc. (a)(c) 569,360 19,090,641
KKR & Co., Inc. (a) 116,205 10,748,963
Knight-Swift Transportation
Holdings, Inc., Class A (a) 116,083 6,684,059
Kyndryl Holdings, Inc. *(a) 424,681 5,571,815
Lamar Advertising Co., Class A,
REIT (a)(c) 81,865 10,369,021
Lamb Weston Holdings, Inc. (a)(c) 55,930 2,363,602
Landstar System, Inc. (a) 35,091 5,625,438
Las Vegas Sands Corp. (a) 214,513 11,557,960
Lear Corp. (a) 23,088 2,795,495
Leonardo DRS, Inc. (a) 163,400 7,274,568
Lincoln Electric Holdings, Inc. (a) 31,415 7,824,848
Lineage, Inc., REIT (a) 37,090 1,215,068
Littelfuse, Inc. (a)(c) 16,987 5,764,538
LivaNova plc *(a) 91,216 5,797,689
Lockheed Martin Corp. (a) 36,200 21,878,918
Louisiana-Pacific Corp. (a)(c) 53,591 3,898,745
Lumentum Holdings, Inc. *(a)(c) 9,158 6,435,876
Lyft, Inc., Class A *(a)(c) 260,462 3,464,145
LyondellBasell Industries NV, Class
A (a)(c) 178,296 14,363,526
Manhattan Associates, Inc. *(a)(c) 108,633 14,461,225
ManpowerGroup, Inc. (a) 30,134 887,748
Maplebear, Inc. *(a)(c) 19,627 735,227
MarketAxess Holdings, Inc. (a) 104,638 17,263,177
Marsh & McLennan Cos., Inc. (a) 62,866 10,904,108
Marzetti Co. (The) (a) 38,293 5,297,071
Masimo Corp. *(a)(c) 21,334 3,794,679
Matador Resources Co. (a)(c) 125,545 7,931,933
Match Group, Inc. (a) 134,421 4,128,069
Mattel, Inc. *(a)(c) 344,757 5,009,319
McCormick & Co., Inc. (Non-Voting)
(a) 44,147 2,226,775
McKesson Corp. (a) 5,742 4,968,897
Medpace Holdings, Inc. *(a)(c) 28,731 13,796,339
Merck & Co., Inc. (a) 71,656 8,619,500
MetLife, Inc. (a) 162,110 11,464,419

Schedule of Investments
March 31, 2026 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 111.8% (continued)
MGIC Investment Corp. (a) 445,754 11,701,043
MGM Resorts International *(a)(c) 49,958 1,848,946
Microchip Technology, Inc. (a)(c) 60,920 3,936,041
Micron Technology, Inc. (a) 62,621 21,155,879
Microsoft Corp. (a) 94,684 35,049,175
Middleby Corp. (The) *(a)(c) 43,494 5,766,435
MKS, Inc. (a)(c) 22,180 5,097,186
Mohawk Industries, Inc. *(a)(c) 114,580 11,281,547
Molina Healthcare, Inc. *(a)(c) 102,850 13,709,905
MongoDB, Inc., Class A *(a)(c) 37,639 9,212,898
Mosaic Co. (The) (a) 188,226 4,799,763
MSCI, Inc., Class A (a) 20,544 11,073,421
Mueller Industries, Inc. (a) 138,217 15,314,444
Nasdaq, Inc. (a)(c) 16,403 1,392,451
Natera, Inc. *(a)(c) 35,084 7,016,449
National Fuel Gas Co. (a) 31,163 2,928,075
Nestle SA (Registered) (2)(a) 357,062 35,024,587
Neurocrine Biosciences, Inc. *(a) 135,369 17,833,512
New York Times Co. (The), Class
A (a) 185,317 15,516,592
Newell Brands, Inc. (a)(c) 1,428,958 4,901,326
Newmont Corp. (a) 112,540 12,182,455
News Corp., Class A (a)(c) 276,805 6,900,749
NNN REIT, Inc., REIT (a) 61,344 2,578,288
Northern Trust Corp. (a) 45,417 6,338,851
Novanta, Inc. *(a)(c) 1,154 136,299
Novartis AG (Registered) (2)(a) 40,632 6,236,786
Nucor Corp. (a) 34,704 5,868,446
Nutanix, Inc., Class A *(a)(c) 303,233 11,525,886
nVent Electric plc (a) 103,272 12,215,012
NVIDIA Corp. (a) 42,734 7,452,810
NVR, Inc. *(a) 232 1,528,841
Occidental Petroleum Corp. (a)(c) 396,739 25,788,035
OGE Energy Corp. (a) 66,662 3,197,110
Old Republic International Corp. (a) 209,400 8,355,060
Ollie's Bargain Outlet Holdings, Inc.
*(a)(c) 77,533 7,136,137
Omega Healthcare Investors, Inc.,
REIT (a) 57,941 2,538,975
Omnicom Group, Inc. (a)(c) 112,140 8,445,263
ON Semiconductor Corp. *(a)(c) 14,440 894,125
OneMain Holdings, Inc. (a) 128,054 6,849,608
Onto Innovation, Inc. *(a) 19,673 4,034,342
O'Reilly Automotive, Inc. *(a)(c) 70,719 6,528,071
Otis Worldwide Corp. (a)(c) 53,765 4,144,206
Ovintiv, Inc. (a) 67,609 4,013,270
Owens Corning (a) 98,378 10,646,467
PACCAR, Inc. (a) 33,792 3,902,976
Palantir Technologies, Inc., Class
A *(a)(c) 19,693 2,880,692
Paylocity Holding Corp. *(a) 58,325 6,301,433
PBF Energy, Inc., Class A (a) 108,984 5,189,818
Penn Entertainment, Inc. *(a) 88,149 1,324,879
Penske Automotive Group, Inc. (a)
(c) 10,237 1,530,636
Pentair plc (a) 21,073 1,835,669
PepsiCo, Inc. (a) 82,430 12,800,555
Permian Resources Corp., Class
A (a) 124,634 2,657,197
Pfizer, Inc. (a) 63,351 1,778,896
INVESTMENTS SHARES VALUE ($)
United States - 111.8% (continued)
PG&E Corp. (a) 2,374,770 41,724,708
Philip Morris International, Inc. (a) 79,224 13,098,896
Phillips 66 (a) 77,217 14,067,393
Pilgrim's Pride Corp. (a) 18,182 686,552
Pinnacle Financial Partners, Inc. (a) 95,945 8,264,702
Planet Fitness, Inc., Class A *(a)(c) 81,778 6,082,648
PNC Financial Services Group, Inc.
(The) (a) 136,975 28,503,128
Polaris, Inc. (a) 82,173 4,478,429
Popular, Inc. (a) 70,127 9,408,940
Portland General Electric Co. (a) 69,872 3,687,145
Principal Financial Group, Inc. (a)(c) 116,884 10,532,417
Procore Technologies, Inc. *(a)(c) 162,012 9,234,684
Procter & Gamble Co. (The) (a) 4,540 655,758
Progressive Corp. (The) (a) 77,251 15,314,238
Prologis, Inc., REIT (a)(c) 31,844 4,209,140
Prosperity Bancshares, Inc. (a)(c) 168,698 11,333,132
Prudential Financial, Inc. (a)(c) 34,734 3,393,164
QUALCOMM, Inc. (a)(c) 52,359 6,742,792
Ralph Lauren Corp., Class A (a) 18,239 6,274,034
Rambus, Inc. *(a) 15,291 1,315,485
Raymond James Financial, Inc. (a) 20,318 2,941,843
RBC Bearings, Inc. *(a) 3,555 1,930,792
Regency Centers Corp., REIT (a)(c) 48,395 3,661,566
Regeneron Pharmaceuticals, Inc.
(a) 27,162 20,986,448
Reinsurance Group of America,
Inc. (a) 81,063 16,549,822
RenaissanceRe Holdings Ltd. (a) 22,176 6,591,372
Republic Services, Inc., Class A (a) 44,221 9,685,283
Reynolds Consumer Products, Inc.
(a) 84,426 1,788,143
Robert Half, Inc. (a) 95,746 2,431,948
ROBLOX Corp., Class A *(a)(c) 168,263 9,516,955
Roivant Sciences Ltd. *(a) 72,861 2,018,250
Roku, Inc., Class A *(a) 22,734 2,151,091
Roper Technologies, Inc. (a) 14,212 5,029,058
Ross Stores, Inc. (a) 30,686 6,647,508
Royal Caribbean Cruises Ltd. (a)(c) 42,998 11,832,190
Royalty Pharma plc, Class A (a) 127,634 6,122,603
RTX Corp. (a) 14,293 2,757,120
Rubrik, Inc., Class A *(a)(c) 36,811 1,802,635
Ryder System, Inc. (a) 21,821 4,466,977
S&P Global, Inc. (a)(c) 21,574 9,176,285
Salesforce, Inc. (a) 87,272 16,291,064
Sanofi SA (2)(a) 311,558 30,087,102
Sarepta Therapeutics, Inc. *(a)(c) 268,422 5,840,863
Science Applications International
Corp. (a) 63,340 6,012,233
Seagate Technology Holdings plc
(a) 38,853 15,221,051
Selective Insurance Group, Inc. (a) 270,245 20,373,771
Sempra (a) 32,596 3,167,353
SentinelOne, Inc., Class A *(a)(c) 668,314 8,607,884
ServiceNow, Inc. *(a) 58,387 6,104,361
Signify NV (2)(a)(b) 102,881 2,191,283
Simon Property Group, Inc., REIT
(a) 26,331 4,911,521
Simpson Manufacturing Co., Inc. (a) 4,150 712,223

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 111.8% (continued)
SiteOne Landscape Supply, Inc.
*(a)(c) 54,629 7,271,666
Skyworks Solutions, Inc. (a)(c) 141,166 7,559,439
Smithfield Foods, Inc. (a) 1 28
Smurfit Westrock plc (a)(c) 171,322 6,827,182
Snowflake, Inc., Class A *(a)(c) 86,661 13,070,212
Solstice Advanced Materials, Inc.
(a)(c) 44,128 3,360,788
Sotera Health Co. *(a) 100,423 1,440,066
SOUTHSTATE BANK Corp. (a)(c) 109,263 10,109,013
SS&C Technologies Holdings, Inc.
(a) 39,576 2,674,150
STERIS plc (a) 35,734 7,901,859
Sterling Infrastructure, Inc. *(a) 1,592 648,374
Stifel Financial Corp. (a) 375,664 27,769,083
Stryker Corp. (a) 48,946 16,083,166
Sunbelt Rentals Holdings, Inc. (2) 81,879 5,223,172
Synchrony Financial (a) 73,597 5,006,068
Sysco Corp. (a) 28,147 2,007,726
Take-Two Interactive Software, Inc.
*(a)(c) 93,319 18,430,503
Tapestry, Inc. (a) 52,171 7,361,850
Taylor Morrison Home Corp., Class
A *(a) 170,595 9,935,453
TD SYNNEX Corp. (a) 92,063 15,531,949
Tenet Healthcare Corp. *(a) 35,581 6,714,491
Teradyne, Inc. (a)(c) 42,320 12,546,187
Texas Capital Bancshares, Inc. *(a)
(c) 124,690 11,830,587
Texas Roadhouse, Inc., Class A (a)
(c) 124,417 20,546,223
Textron, Inc. (a)(c) 131,339 11,500,043
TJX Cos., Inc. (The) (a) 230,386 36,792,643
T-Mobile US, Inc. (a) 114,603 24,070,068
Toro Co. (The) (a) 143,245 13,384,813
Trade Desk, Inc. (The), Class A *(a)
(c) 94,307 2,139,826
Tradeweb Markets, Inc., Class A (a) 94,575 11,127,695
TransUnion (a)(c) 85,369 5,906,681
Travel + Leisure Co. (a) 14,682 1,015,848
Travelers Cos., Inc. (The) (a) 38,586 11,254,764
Trex Co., Inc. *(a) 256,591 9,345,044
Truist Financial Corp. (a)(c) 130,653 6,006,118
TTM Technologies, Inc. *(a)(c) 41,120 4,005,910
Tyson Foods, Inc., Class A (a) 211,349 13,541,130
Uber Technologies, Inc. *(a)(c) 218,031 15,682,970
U-Haul Holding Co. (a)(c) 1 45
Ultragenyx Pharmaceutical, Inc.
*(a)(c) 208,429 4,366,588
Union Pacific Corp. (a) 6,611 1,603,961
United Airlines Holdings, Inc. *(a) 77,274 7,114,617
United Parcel Service, Inc., Class
B (a)(c) 74,806 7,359,414
United Therapeutics Corp. *(a) 17,844 10,581,135
UnitedHealth Group, Inc. (a) 11,352 3,071,738
Universal Health Services, Inc.,
Class B (a) 11,684 2,091,085
Unum Group (a) 37,706 2,753,669
US Bancorp (a) 85,411 4,442,226
US Foods Holding Corp. *(a)(c) 44,258 4,081,030
INVESTMENTS SHARES VALUE ($)
United States - 111.8% (continued)
UWM Holdings Corp., Class A 147,377 533,505
Veeva Systems, Inc., Class A *(a) 34,496 6,059,567
Ventas, Inc., REIT (a) 45,833 3,748,223
Veralto Corp. (a) 116,240 10,277,941
VeriSign, Inc. (a) 96,287 23,913,839
Verizon Communications, Inc. (a) 178,298 8,950,560
Vertiv Holdings Co., Class A (a) 33,667 8,436,277
VF Corp. (a)(c) 394,512 6,702,759
Viatris, Inc. (a) 440,318 5,948,696
VICI Properties, Inc., Class A, REIT
(a) 173,413 4,737,643
Viking Holdings Ltd. *(a) 299,029 21,972,651
Walmart, Inc. (a) 172,561 21,445,881
Walt Disney Co. (The) (a) 77,428 7,462,511
Warner Music Group Corp., Class
A (a) 144,571 3,692,343
Waste Connections, Inc. (a) 11,123 1,806,820
Watts Water Technologies, Inc.,
Class A (a) 19,876 5,769,804
Wells Fargo & Co. (a) 122,634 9,762,893
Wendy's Co. (The) (a)(c) 162,105 1,126,630
WESCO International, Inc. (a)(c) 22,638 6,194,210
West Pharmaceutical Services,
Inc. (a) 14,298 3,583,651
Western Alliance Bancorp (a)(c) 67,820 4,805,047
Western Digital Corp. (a)(c) 60,073 16,249,146
Westinghouse Air Brake
Technologies Corp. (a) 46,266 11,562,336
WEX, Inc. *(a) 4,503 689,139
Woodward, Inc. (a) 17,238 6,169,825
Xylem, Inc. (a)(c) 7,966 951,937
Zebra Technologies Corp., Class A
*(a)(c) 9,305 1,945,489
Zions Bancorp NA (a) 13,536 779,944
Zoom Communications, Inc., Class
A *(a) 75,379 6,059,718
3,714,547,756
Zambia - 0 .0% †
First Quantum Minerals Ltd. *(a) 44,029 1,052,695
TOTAL COMMON STOCKS
(Cost $5,898,772,329) 6,443,192,080
PREFERRED STOCKS - 0.1%
Germany - 0 .1%
Volkswagen AG (Preference) (2)(a)
(Cost $2,334,656) 21,214 2,170,033
NO. OF
RIGHTS
RIGHTS - 0.0% †
Italy - 0 .0% †
Telecom Italia SpA, expiring
4/1/2026 (2)*
(Cost $–) 2,447,532 26

Schedule of Investments
March 31, 2026 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 54.2%
INVESTMENT COMPANIES - 24 .3%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.52% (d)(e) 9,880,887 9,880,887
Limited Purpose Cash Investment
Fund, 3.65% (d)(f) 797,742,437 797,742,437
TOTAL INVESTMENT COMPANIES
(Cost $807,542,792) 807,623,324
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 29 .9%
U.S. Treasury Bills
3.70%, 6/4/2026 (2)(g) $ 103,650,000 102,984,100
3.65%, 6/11/2026 (2)(g) 90,000,000 89,361,479
3.56%, 6/18/2026 (2)(g) 170,000,000 168,675,104
3.55%, 6/25/2026 (2)(g) 150,000,000 148,729,426
3.56%, 7/2/2026 (2)(g) 120,000,000 118,895,003
3.54%, 7/9/2026 (2)(g) 80,000,000 79,206,790
3.55%, 7/16/2026 (2)(g) 10,000,000 9,894,328
3.58%, 7/23/2026 (2)(g)(h) 160,000,000 158,196,185
3.67%, 10/1/2026 (2)(g) 120,000,000 117,810,100
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $993,927,619) 993,752,515
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,801,470,411) 1,801,375,839
TOTAL LONG POSITIONS
(Cost $7,702,577,396) 8,246,737,978
SHARES
SHORT POSITIONS - (182.7)%
COMMON STOCKS - (181.9)%
Australia - ( 6 .1 ) %
Ampol Ltd. (2) (159,419) (3,697,481)
BlueScope Steel Ltd. (2) (500,336) (9,056,395)
CAR Group Ltd. (2) (252,061) (4,023,743)
Cleanaway Waste Management
Ltd. (2) (867,684) (1,374,042)
Cochlear Ltd. (2) (77,266) (9,091,943)
Coles Group Ltd. (2) (46,620) (706,981)
Commonwealth Bank of Australia
(2) (35,770) (4,188,911)
CSL Ltd. (2) (56,744) (5,573,337)
Domino's Pizza Enterprises Ltd. (2) (74,918) (848,531)
Endeavour Group Ltd. (2) (2,016,542) (4,564,685)
Fortescue Ltd. (2) (77,660) (1,109,730)
IDP Education Ltd. (2) (208,801) (597,821)
Insurance Australia Group Ltd. (391,756) (1,983,944)
Lendlease Corp. Ltd. (2) (135,703) (312,436)
Liontown Ltd. (2) (4,125,116) (5,034,978)
Lynas Rare Earths Ltd. (2) (1,505,677) (20,443,278)
Macquarie Group Ltd. (2) (94,171) (13,377,634)
Medibank Pvt Ltd. (2) (1,979,008) (5,988,050)
National Australia Bank Ltd. (2) (118,047) (3,414,589)
New Hope Corp. Ltd. (2) (134,914) (551,140)
NEXTDC Ltd. (2) (1,566,281) (12,522,381)
PLS Group Ltd. (2) (2,964,651) (10,855,169)
Qantas Airways Ltd. (2) (405,100) (2,379,659)
Ramsay Health Care Ltd. (2) (495,197) (13,468,797)
REA Group Ltd. (2) (10,506) (1,151,020)
INVESTMENTS SHARES VALUE ($)
Australia - (6.1)% (continued)
Reece Ltd. (2) (223,884) (2,083,279)
Rio Tinto plc (2) (13,856) (1,285,473)
Santos Ltd. (2) (1,269,297) (6,947,554)
SGH Ltd. (2) (16,968) (482,757)
Sonic Healthcare Ltd. (2) (218,280) (3,101,494)
Telix Pharmaceuticals Ltd. (2) (1,149,863) (11,008,789)
Treasury Wine Estates Ltd. (2) (3,899,660) (10,064,087)
Washington H Soul Pattinson & Co.
Ltd. (2) (63,000) (1,770,484)
WiseTech Global Ltd. (2) (196,738) (5,308,103)
Woodside Energy Group Ltd. (2) (672,276) (15,958,173)
Woolworths Group Ltd. (2) (362,217) (9,146,791)
(203,473,659)
Austria - ( 0 .0 ) % †
Mondi plc (2) (107,077) (1,210,573)
Belgium - ( 0 .7 ) %
Anheuser-Busch InBev SA/NV (2) (31,251) (2,162,135)
D'ieteren Group (2) (36,587) (6,774,193)
Elia Group SA/NV (2) (28,216) (4,333,954)
Financiere de Tubize SA (2) (7,447) (1,847,346)
Lotus Bakeries NV (2) (454) (5,126,007)
UCB SA (2) (13,545) (4,081,064)
(24,324,699)
Brazil - ( 0 .3 ) %
MercadoLibre, Inc. (5,150) (8,904,453)
Yara International ASA (2) (20,367) (1,190,541)
(10,094,994)
Canada - ( 6 .3 ) %
Agnico Eagle Mines Ltd. (14,484) (2,940,009)
Alimentation Couche-Tard, Inc. (80,056) (4,537,715)
AtkinsRealis Group, Inc. (56,500) (3,635,073)
BCE, Inc. (970,691) (24,492,312)
Bombardier, Inc., Class B (42,404) (7,499,268)
Brookfield Asset Management Ltd.,
Class A (140,938) (6,266,275)
Brookfield Corp., Class A (90,752) (3,677,442)
Brookfield Renewable Corp. (1,020) (40,650)
CAE, Inc. (137,469) (3,579,273)
Cameco Corp. (32,542) (3,538,893)
Canadian Imperial Bank of
Commerce (52,626) (4,987,572)
Canadian Tire Corp. Ltd., Class A (20,767) (2,792,819)
Canadian Utilities Ltd., Class A (51,359) (1,803,897)
Capital Power Corp. (71,266) (3,375,542)
Capstone Copper Corp. (367,174) (2,768,784)
CGI, Inc. (36,129) (2,641,305)
Dollarama, Inc. (39,556) (4,854,716)
Element Fleet Management Corp. (19,158) (415,496)
Emera, Inc. (90,219) (4,676,653)
Enbridge, Inc. (283,142) (15,348,816)
Equinox Gold Corp. (356,085) (5,142,511)
Fortis, Inc. (85,142) (4,750,105)
G Mining Ventures Corp. (26,401) (926,531)
Gildan Activewear, Inc. (81,297) (4,527,409)
Hudbay Minerals, Inc. (119,902) (2,510,779)
Hydro One Ltd. (b) (260,377) (10,753,115)
Keyera Corp. (194,899) (7,539,009)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Canada - (6.3)% (continued)
National Bank of Canada (46,788) (6,054,423)
NexGen Energy Ltd. (142,189) (1,649,724)
Nutrien Ltd. (100,223) (7,565,536)
Open Text Corp. (383,457) (8,545,156)
Pan American Silver Corp. (65,863) (3,603,029)
Pembina Pipeline Corp. (40,070) (1,793,659)
RB Global, Inc. (27,231) (2,611,522)
Restaurant Brands International,
Inc. (94,540) (6,995,865)
Rogers Communications, Inc.,
Class B (538,550) (20,711,974)
Shopify, Inc., Class A (56,662) (6,723,190)
Triple Flag Precious Metals Corp. (113) (3,923)
Whitecap Resources, Inc. (425,106) (4,797,760)
(211,077,730)
Chile - ( 0 .1 ) %
Antofagasta plc (2) (75,809) (3,399,615)
China - ( 0 .2 ) %
Prosus NV (2) (81,580) (3,776,793)
Yangzijiang Shipbuilding Holdings
Ltd. (2) (1,445,924) (4,294,959)
(8,071,752)
Congo, Democratic Republic of the - ( 0 .1 ) %
Ivanhoe Mines Ltd., Class A (367,004) (3,136,854)
Denmark - ( 1 .7 ) %
ALK-Abello A/S (2) (4,226) (133,608)
Ambu A/S, Class B (2) (42,839) (457,833)
Carlsberg A/S, Class B (82,116) (10,201,629)
Coloplast A/S, Class B (2) (36,191) (2,465,292)
Demant A/S (2) (150,417) (4,558,167)
DSV A/S (2) (63,574) (15,353,646)
Novo Nordisk A/S, Class B (2) (111,173) (4,068,320)
Novonesis Novozymes, Class B (2) (217,871) (12,943,975)
Tryg A/S (207,417) (4,943,847)
Zealand Pharma A/S (2) (14,406) (670,888)
(55,797,205)
Finland - ( 0 .4 ) %
Fortum OYJ (2) (115,288) (2,948,229)
Kesko OYJ, Class B (2) (31,851) (707,358)
Neste OYJ (2) (35,587) (1,156,490)
Orion OYJ, Class B (2) (25,462) (2,058,005)
Stora Enso OYJ, Class R (2) (178,418) (2,095,145)
UPM-Kymmene OYJ (2) (189,070) (5,917,848)
(14,883,075)
France - ( 5 .3 ) %
Accor SA (2) (216,019) (10,360,959)
Aeroports de Paris SA (2) (20,761) (2,536,312)
Air Liquide SA (2) (38,372) (7,931,435)
Airbus SE (2) (45,836) (8,666,349)
Alstom SA (2) (107,984) (3,088,151)
Amundi SA (2)(b) (2,938) (252,485)
Arkema SA (2) (25,489) (1,750,020)
AXA SA (2) (230,272) (10,581,358)
BioMerieux (2) (57,752) (6,169,867)
Bollore SE (2) (277,558) (1,587,082)
INVESTMENTS SHARES VALUE ($)
France - (5.3)% (continued)
Bureau Veritas SA (2) (276,672) (8,281,183)
Capgemini SE (2) (72,521) (8,557,367)
Cie de Saint-Gobain SA (2) (95,954) (7,944,457)
Cie Generale des Etablissements
Michelin SCA (2) (343,956) (11,783,554)
Dassault Systemes SE (2) (282,439) (5,717,765)
Edenred SE (2) (138,001) (2,748,831)
Elis SA (2) (22,453) (635,834)
Engie SA (2) (177,544) (5,721,791)
EssilorLuxottica SA (2) (51,329) (11,960,947)
FDJ UNITED (2) (193,852) (5,704,856)
Gaztransport Et Technigaz SA (2) (3,207) (754,266)
Getlink SE (2) (138,381) (2,986,103)
Kering SA (2) (6,281) (1,907,311)
L'Oreal SA (2) (3,287) (1,342,051)
Pernod Ricard SA (2) (142,468) (10,594,188)
Publicis Groupe SA (2) (107,815) (8,923,795)
Remy Cointreau SA (2) (67,799) (2,931,814)
Sartorius Stedim Biotech (2) (12,964) (2,524,897)
Sodexo SA (2) (178,005) (9,137,364)
SPIE SA (2) (149,734) (7,498,025)
Technip Energies NV (2) (32,126) (1,357,566)
Teleperformance SE (2) (56,529) (3,321,806)
(175,259,789)
Germany - ( 5 .2 ) %
Aurubis AG (2) (12,116) (2,154,913)
Auto1 Group SE (2)(i) (7) (125)
BASF SE (2) (390,773) (24,067,869)
Bayer AG (Registered) (2) (145,064) (6,713,305)
Bayerische Motoren Werke AG (2) (30,908) (2,859,199)
Beiersdorf AG (2) (45,004) (4,045,291)
Brenntag SE (2) (21,713) (1,470,801)
Carl Zeiss Meditec AG (2) (38,460) (1,105,451)
CTS Eventim AG & Co. KGaA (2) (137,033) (8,026,121)
Deutsche Post AG (2) (12) (632)
Deutsche Telekom AG (Registered)
(2) (228,679) (8,535,047)
E.ON SE (2) (397,448) (8,704,695)
Hannover Rueck SE (2) (6,974) (2,192,632)
Heidelberg Materials AG (2) (17,151) (3,619,487)
Hensoldt AG (2) (97,311) (8,636,388)
HOCHTIEF AG (2) (5,137) (2,336,675)
Infineon Technologies AG (2) (535,429) (24,290,344)
Merck KGaA (2) (73,570) (9,347,346)
MTU Aero Engines AG (2) (25,109) (9,160,238)
Puma SE (2) (27,390) (710,330)
RENK Group AG (2) (88,001) (5,259,969)
SAP SE (2) (54,207) (9,241,353)
Schaeffler AG (2) (113,683) (949,560)
Siemens AG (Registered) (2) (27,431) (6,683,127)
Siemens Healthineers AG (2)(b) (67,593) (2,883,927)
Symrise AG, Class A (2) (47,665) (4,070,199)
TeamViewer SE (2)(b) (447,149) (2,317,927)
Wacker Chemie AG (2) (14,916) (1,476,633)
Zalando SE (2)(b) (426,233) (10,413,187)
(171,272,771)

Schedule of Investments
March 31, 2026 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Italy - ( 3 .7 ) %
Banca Monte dei Paschi di Siena
SpA (2) (1,122,424) (9,793,744)
BPER Banca SpA (2) (1,942,947) (25,462,747)
Brunello Cucinelli SpA (2) (58,672) (5,127,590)
Coca-Cola HBC AG (2) (83,556) (4,706,643)
Davide Campari-Milano NV (2) (91,752) (655,538)
DiaSorin SpA (2) (7,373) (516,573)
ERG SpA (2) (2,675) (68,296)
Ferrari NV (2) (46,957) (15,932,696)
Generali (2) (328,779) (13,227,275)
Infrastrutture Wireless Italiane SpA
(2)(b) (251,390) (2,006,168)
Interpump Group SpA (2) (11,822) (451,373)
Italgas SpA (2) (819,316) (9,544,202)
Moncler SpA (2) (128,239) (7,721,085)
Prysmian SpA (2) (160,030) (18,898,117)
Recordati Industria Chimica e
Farmaceutica SpA (2) (70,929) (4,061,292)
Technoprobe SpA (2) (154,197) (2,584,123)
Terna - Rete Elettrica Nazionale (2) (239,677) (2,741,285)
(123,498,747)
Japan - ( 23 .5 ) %
ABC-Mart, Inc. (7,000) (111,392)
AGC, Inc. (2) (44,100) (1,562,354)
Asics Corp. (2) (485,300) (13,047,347)
Azbil Corp. (2) (418,500) (3,656,676)
Bridgestone Corp. (2) (137,300) (2,861,094)
Capcom Co. Ltd. (2) (487,000) (10,291,250)
Chiba Bank Ltd. (The) (2) (887,500) (11,488,299)
Chugai Pharmaceutical Co. Ltd. (2) (335,600) (18,507,831)
Daifuku Co. Ltd. (2) (455,600) (16,086,817)
Daiichi Life Group, Inc. (2) (83,600) (770,959)
Daikin Industries Ltd. (2) (12,900) (1,547,316)
Daiwa Securities Group, Inc. (2) (549,700) (5,208,622)
Dentsu Group, Inc. (2) (58,900) (1,012,327)
East Japan Railway Co. (2) (215,300) (4,924,225)
Ebara Corp. (2) (409,300) (11,586,520)
Fuji Electric Co. Ltd. (2) (81,100) (5,681,223)
FUJIFILM Holdings Corp. (2) (79,000) (1,505,396)
Fujikura Ltd. (2) (231,000) (6,352,970)
Hankyu Hanshin Holdings, Inc. (2) (56,200) (1,625,026)
Hikari Tsushin, Inc. (2) (6,400) (1,628,231)
Hitachi Construction Machinery Co.
Ltd. (2) (71,400) (2,451,678)
Hoshizaki Corp. (2) (33,900) (1,091,314)
Ibiden Co. Ltd. (2) (422,300) (21,132,106)
IHI Corp. (2) (853,300) (17,606,145)
Inpex Corp. (2) (269,300) (7,965,759)
Isuzu Motors Ltd. (2) (734,600) (10,578,804)
ITOCHU Corp. (2) (1,003,200) (12,761,197)
Japan Post Insurance Co. Ltd. (2) (438,300) (4,420,518)
Japan Tobacco, Inc. (2) (112,500) (4,315,935)
Kawasaki Heavy Industries Ltd. (2) (641,000) (12,055,379)
Kawasaki Kisen Kaisha Ltd. (2) (414,600) (7,002,852)
KDDI Corp. (2) (991,200) (16,876,895)
Keisei Electric Railway Co. Ltd. (2) (436,400) (3,265,128)
Keyence Corp. (2) (23,500) (8,363,823)
Kikkoman Corp. (2) (464,200) (4,214,363)
Kokusai Electric Corp. (2) (166,100) (5,616,621)
INVESTMENTS SHARES VALUE ($)
Japan - (23.5)% (continued)
Komatsu Ltd. (2) (47,800) (1,903,424)
Konami Group Corp. (2) (44,600) (5,495,976)
Kubota Corp. (2) (934,900) (14,981,949)
Kyocera Corp. (2) (223,300) (3,423,981)
Kyowa Kirin Co. Ltd. (2) (168,100) (2,751,133)
Lasertec Corp. (2) (72,900) (16,225,614)
M3, Inc. (2) (2,057,600) (21,119,963)
Makita Corp. (2) (162,600) (5,344,070)
Marubeni Corp. (2) (196,900) (7,202,985)
MEIJI Holdings Co. Ltd. (2) (304,200) (7,418,733)
Mitsubishi Corp. (2) (561,200) (19,252,510)
Mitsubishi HC Capital, Inc. (2) (356,800) (3,201,590)
Mitsui Kinzoku Co. Ltd. (2) (38,900) (7,378,740)
Mitsui OSK Lines Ltd. (2) (132,400) (5,502,650)
MonotaRO Co. Ltd. (2) (498,100) (5,399,165)
MS&AD Insurance Group Holdings,
Inc. (2) (30,200) (788,086)
NIDEC Corp. (2) (487,600) (6,191,651)
Nintendo Co. Ltd. (2) (74,000) (4,224,338)
Nippon Paint Holdings Co. Ltd. (2) (1,463,100) (9,174,433)
Nippon Sanso Holdings Corp. (2) (657,400) (23,310,353)
Nissan Chemical Corp. (2) (75,800) (2,947,578)
Nissin Foods Holdings Co. Ltd. (2) (413,800) (7,853,804)
Nitori Holdings Co. Ltd. (2) (665,700) (10,576,317)
Nitto Denko Corp. (2) (326,200) (6,525,379)
Nomura Research Institute Ltd. (2) (523,700) (14,332,435)
Olympus Corp. (2) (1,857,600) (17,697,967)
Ono Pharmaceutical Co. Ltd. (2) (118,200) (1,897,111)
Open House Group Co. Ltd. (2) (1,000) (64,092)
Oriental Land Co. Ltd. (2) (933,700) (15,891,383)
Osaka Gas Co. Ltd. (2) (144,400) (5,848,853)
Otsuka Holdings Co. Ltd. (2) (61,200) (4,343,418)
Rakuten Bank Ltd. (2) (172,400) (6,302,891)
Resonac Holdings Corp. (2) (207,200) (13,485,359)
Ricoh Co. Ltd. (2) (164,800) (1,393,137)
Ryohin Keikaku Co. Ltd. (2) (920,500) (19,643,109)
Sanrio Co. Ltd. (2) (2,015,500) (12,530,877)
SCREEN Holdings Co. Ltd. (2) (728,600) (43,407,488)
Secom Co. Ltd. (2) (86,100) (3,279,619)
Seibu Holdings, Inc. (2) (118,500) (3,310,744)
Sekisui House Ltd. (2) (568,900) (12,747,385)
SG Holdings Co. Ltd. (594,200) (5,535,583)
Shimadzu Corp. (2) (29,900) (710,510)
Shimano, Inc. (2) (21,600) (2,255,102)
Shin-Etsu Chemical Co. Ltd. (2) (61,400) (2,500,135)
SMC Corp. (2) (6,400) (2,517,109)
SoftBank Group Corp. (2) (416,800) (10,148,976)
Sompo Holdings, Inc. (2) (96,000) (3,737,111)
Sumitomo Electric Industries Ltd.
(2) (39,600) (2,250,076)
Sumitomo Forestry Co. Ltd. (2) (330,600) (3,008,016)
Suntory Beverage & Food Ltd. (2) (129,100) (3,645,797)
Suzuki Motor Corp. (2) (945,900) (11,529,314)
Sysmex Corp. (2) (174,600) (1,522,667)
T&D Holdings, Inc. (2) (247,400) (6,337,036)
Taisei Corp. (2) (16,800) (1,740,509)
Takeda Pharmaceutical Co. Ltd. (2) (370,000) (13,626,321)
Toho Co. Ltd. (844,300) (8,868,329)
Tokyo Electric Power Co. Holdings,
Inc. (2) (376,000) (1,549,344)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (23.5)% (continued)
TOPPAN Holdings, Inc. (2) (169,100) (4,459,959)
Toray Industries, Inc. (2) (889,200) (6,333,438)
Toyo Suisan Kaisha Ltd. (2) (20,500) (1,441,678)
Toyota Industries Corp. (2) (154,597) (19,992,476)
Trend Micro, Inc. (2) (38,800) (1,293,459)
Unicharm Corp. (632,300) (3,707,225)
West Japan Railway Co. (63,100) (1,243,671)
Yakult Honsha Co. Ltd. (2) (409,100) (6,845,594)
Yamaha Motor Co. Ltd. (2) (2,209,300) (15,960,861)
Zensho Holdings Co. Ltd. (2) (25,000) (1,459,570)
ZOZO, Inc. (2) (334,600) (2,343,176)
(780,107,724)
Kazakhstan - ( 0 .1 ) %
Freedom Holding Corp. (13,692) (1,983,697)
Luxembourg - ( 0 .7 ) %
ArcelorMittal SA (2) (353,521) (18,334,129)
CVC Capital Partners plc (2)(b) (260,137) (3,396,165)
Eurofins Scientific SE (2) (17,162) (1,252,294)
(22,982,588)
Mexico - ( 0 .3 ) %
Fresnillo plc (2) (197,797) (8,767,553)
Netherlands - ( 1 .3 ) %
Adyen NV (2)(b) (9,922) (9,930,438)
Akzo Nobel NV (2) (20,555) (1,181,611)
Arcadis NV (2) (74,700) (2,389,789)
EXOR NV (2) (24,221) (1,854,064)
IMCD NV (2) (9,746) (1,019,879)
Koninklijke Philips NV (2) (366,357) (10,020,683)
NXP Semiconductors NV (17,234) (3,392,685)
Randstad NV (2) (36,381) (949,538)
Universal Music Group NV (2) (722,024) (14,015,079)
(44,753,766)
New Zealand - ( 0 .0 ) % †
Xero Ltd. (2) (30,301) (1,601,403)
Norway - ( 0 .5 ) %
Aker BP ASA (2) (46,739) (1,727,891)
DNB Bank ASA (2) (251,359) (7,864,687)
Norsk Hydro ASA (2) (139,845) (1,490,523)
Orkla ASA (2) (380,809) (4,792,342)
Salmar ASA (30,898) (1,802,907)
(17,678,350)
Portugal - ( 0 .1 ) %
Galp Energia SGPS SA (2) (52,623) (1,261,773)
Jeronimo Martins SGPS SA (2) (104,890) (2,508,062)
(3,769,835)
Singapore - ( 1 .0 ) %
CapitaLand Investment Ltd. (2) (401,400) (854,420)
Grab Holdings Ltd., Class A (3,671,574) (13,437,960)
Singapore Technologies
Engineering Ltd. (2) (632,600) (5,369,025)
STMicroelectronics NV (2) (374,497) (12,743,613)
(32,405,018)
INVESTMENTS SHARES VALUE ($)
South Korea - ( 0 .0 ) % †
Delivery Hero SE (2)(b) (80,615) (1,497,920)
Spain - ( 1 .5 ) %
Acciona SA (2) (38,734) (10,185,588)
Amadeus IT Group SA (2) (122,487) (7,003,901)
Cellnex Telecom SA (2)(b) (57,509) (1,849,187)
Endesa SA (220,560) (9,198,029)
Indra Sistemas SA (2) (267,269) (14,937,778)
Redeia Corp. SA (2) (39,570) (670,725)
Telefonica SA (2) (1,028,556) (4,500,480)
(48,345,688)
Sweden - ( 2 .6 ) %
AAK AB (2) (142,202) (3,662,086)
AddTech AB, Class B (2) (88,597) (3,040,201)
Atlas Copco AB, Class A (2) (1,507,127) (26,596,009)
Beijer Ref AB, Class B (2) (88,283) (1,223,878)
Elekta AB, Class B (2) (230,574) (1,363,820)
Embracer Group AB (2) (57,866) (298,291)
EQT AB (2) (159,370) (4,944,884)
H & M Hennes & Mauritz AB, Class
B (2) (257,651) (4,820,355)
Hexagon AB, Class B (2) (1,050,791) (10,226,421)
Holmen AB, Class B (2) (35,863) (1,286,045)
Husqvarna AB, Class B (2) (136,047) (538,759)
Indutrade AB (2) (56,579) (1,297,292)
Lifco AB, Class B (2) (198,381) (6,001,501)
Nibe Industrier AB, Class B (2) (376,556) (1,573,416)
Nordnet AB publ (2) (43,709) (1,423,351)
Sandvik AB (2) (91,601) (3,521,312)
Securitas AB, Class B (2) (71,622) (1,199,520)
SSAB AB, Class B (2) (733,996) (5,786,164)
Svenska Cellulosa AB SCA, Class
B (2) (539,495) (6,255,102)
Trelleborg AB, Class B (2) (28,447) (1,063,905)
(86,122,312)
Switzerland - ( 5 .0 ) %
Bachem Holding AG, Class B (2) (36,899) (3,044,751)
Banque Cantonale Vaudoise
(Registered) (2) (8,648) (1,406,556)
Barry Callebaut AG (Registered) (2) (5,406) (9,506,968)
Belimo Holding AG (Registered) (2) (2,775) (2,253,713)
Cie Financiere Richemont SA
(Registered) (2) (87,404) (15,432,587)
Clariant AG (Registered) (2) (110,566) (1,084,761)
EMS-Chemie Holding AG
(Registered) (2) (2,165) (1,702,316)
Galderma Group AG (2) (9,463) (1,859,799)
Galenica AG (2)(b) (12) (1,366)
Georg Fischer AG (Registered) (2) (73,168) (3,774,679)
Helvetia Baloise Holding AG (2) (23,740) (6,144,155)
Julius Baer Group Ltd. (2) (66,771) (4,911,274)
Logitech International SA
(Registered) (2) (22,805) (2,117,776)
Lonza Group AG (Registered) (2) (10,664) (6,841,154)
Partners Group Holding AG (2) (29,312) (31,593,672)
Sandoz Group AG (2) (111,323) (8,722,256)
SIG Group AG (2) (318,256) (4,770,766)
Straumann Holding AG (Registered)
(2) (111,845) (11,701,574)

Schedule of Investments
March 31, 2026 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - (5.0)% (continued)
Swatch Group AG (The) (2) (21,538) (4,754,762)
Swiss Life Holding AG (Registered)
(2) (8,447) (9,200,587)
Swisscom AG (Registered) (2) (26,276) (22,049,860)
Tecan Group AG (Registered) (2) (12,348) (2,101,772)
Temenos AG (Registered) (2) (6,006) (526,404)
VAT Group AG (2)(b) (17,608) (10,984,606)
Ypsomed Holding AG (Registered)
(2) (1,934) (677,995)
(167,166,109)
Thailand - ( 0 .0 ) % †
Fabrinet (2,553) (1,331,441)
United Kingdom - ( 6 .3 ) %
Associated British Foods plc (2) (560,575) (14,032,511)
AstraZeneca plc (2) (49,929) (9,763,117)
Autotrader Group plc (2)(b) (482,000) (3,016,878)
Aviva plc (2) (84,846) (680,922)
B&M European Value Retail plc (2) (1,350,318) (3,032,204)
Babcock International Group plc (2) (409,487) (6,357,127)
BAE Systems plc (2) (53,886) (1,579,857)
Barratt Redrow plc (2) (406,872) (1,415,135)
Berkeley Group Holdings plc (2) (46,772) (2,142,576)
BT Group plc (2) (5,632,857) (15,786,460)
Bunzl plc (2) (286,543) (8,626,504)
Convatec Group plc (2)(b) (314,886) (908,269)
Croda International plc (2) (29,405) (1,104,238)
DCC plc (2) (48,563) (3,007,853)
Diageo plc (2) (299,629) (5,572,265)
Halma plc (2) (61,918) (3,159,723)
Harbour Energy plc (2) (106,462) (423,340)
Hikma Pharmaceuticals plc (2) (49,442) (830,420)
HSBC Holdings plc (2) (204,872) (3,364,530)
Informa plc (2) (103,010) (1,034,603)
Investec plc (2) (17,859) (137,650)
J Sainsbury plc (2,145,822) (9,628,312)
JD Sports Fashion plc (2) (1,932,484) (1,832,882)
Legal & General Group plc (2) (695,942) (2,287,098)
M&G plc (2) (278,062) (1,010,042)
Marks & Spencer Group plc (2) (1,141,588) (5,143,680)
Melrose Industries plc (2) (107,547) (728,760)
National Grid plc (2) (1,022,620) (17,261,921)
RELX plc (2) (57,618) (1,887,702)
Rentokil Initial plc (2) (325,054) (2,017,262)
Rotork plc (2) (150,156) (624,369)
RS GROUP plc (2) (83,949) (628,606)
Sage Group plc (The) (2) (58,276) (653,005)
Severn Trent plc (2) (41,376) (1,696,980)
Smith & Nephew plc (2) (719,780) (11,404,204)
Spirax Group plc (2) (18,851) (1,691,196)
SSE plc (2) (1,045,563) (36,143,652)
St James's Place plc (2) (87,780) (1,385,048)
Standard Chartered plc (2) (620,968) (12,940,881)
Tate & Lyle plc (386,504) (1,851,908)
Taylor Wimpey plc (2) (1,621,351) (1,925,712)
Weir Group plc (The) (2) (146,162) (5,481,474)
Wise plc, Class A (2) (302,672) (3,644,832)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (6.3)% (continued)
WPP plc (2) (278,432) (870,788)
(208,716,496)
United States - ( 108 .9 ) %
A O Smith Corp. (184,276) (12,151,159)
AAON, Inc. (42,313) (3,501,401)
Abbott Laboratories (83,737) (8,597,278)
AbbVie, Inc. (136,520) (29,691,734)
Acadia Healthcare Co., Inc. (1,001,751) (23,430,956)
Accenture plc, Class A (6,261) (1,241,494)
Advanced Micro Devices, Inc. (19,657) (3,998,824)
AECOM (16,154) (1,370,182)
AeroVironment, Inc. (31,580) (5,780,719)
AES Corp. (The) (158,249) (2,229,728)
Affirm Holdings, Inc., Class A (22,954) (1,051,752)
Aflac, Inc. (33,094) (3,630,743)
Agree Realty Corp., REIT (17,242) (1,299,702)
Air Lease Corp., Class A (37,918) (2,462,395)
Air Products and Chemicals, Inc. (74,071) (21,516,885)
Alaska Air Group, Inc. (35,196) (1,294,509)
Albertsons Cos., Inc., Class A (417,820) (7,119,653)
Align Technology, Inc. (26,176) (4,487,352)
Alliant Energy Corp. (250,339) (17,964,327)
Allison Transmission Holdings, Inc. (14,830) (1,736,000)
Allstate Corp. (The) (5,524) (1,145,346)
Alphabet, Inc., Class A (30,482) (8,765,404)
Altria Group, Inc. (47,297) (3,121,129)
Amcor plc (149,609) (5,946,958)
Amentum Holdings, Inc. (94,229) (2,457,492)
American Healthcare REIT, Inc.,
REIT (147,538) (6,957,892)
Americold Realty Trust, Inc., REIT (1,103,124) (12,641,801)
Amgen, Inc. (60,202) (21,182,074)
Amkor Technology, Inc. (25,838) (1,163,485)
Apellis Pharmaceuticals, Inc. (449,632) (18,088,695)
API Group Corp. (96,320) (3,902,886)
Apollo Global Management, Inc. (91,698) (10,216,991)
Appfolio, Inc., Class A (28,004) (4,419,591)
Apple, Inc. (116,846) (29,654,345)
Applied Materials, Inc. (10,707) (3,659,546)
AppLovin Corp., Class A (25,454) (10,130,692)
Archer-Daniels-Midland Co. (151,377) (11,003,594)
Arrowhead Pharmaceuticals, Inc. (142,027) (8,905,093)
Arthur J Gallagher & Co. (107,408) (23,262,425)
Ashland, Inc. (83,676) (4,653,222)
Associated Banc-Corp. (358,461) (9,269,801)
Assurant, Inc. (6,730) (1,465,861)
AST SpaceMobile, Inc. (125,385) (10,390,655)
Astera Labs, Inc. (136,962) (15,011,035)
AT&T, Inc. (430,908) (12,492,023)
Automatic Data Processing, Inc. (32,905) (6,685,638)
AvalonBay Communities, Inc., REIT (59,068) (9,648,758)
Avery Dennison Corp. (18,616) (3,214,611)
Avient Corp. (143,344) (5,203,387)
Avis Budget Group, Inc. (217,570) (31,732,584)
Axon Enterprise, Inc. (14,002) (5,946,509)
Baker Hughes Co., Class A (141,362) (8,630,150)
Bank OZK (179,166) (8,221,928)
Baxter International, Inc. (459,254) (7,715,467)
Becton Dickinson & Co. (28,069) (4,413,289)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (108.9)% (continued)
Belden, Inc. (46,281) (5,314,447)
Bentley Systems, Inc., Class B (657,216) (23,081,426)
BILL Holdings, Inc. (154,104) (5,902,183)
Bio-Rad Laboratories, Inc., Class A (35,154) (9,799,178)
Bio-Techne Corp. (166,358) (8,693,869)
Black Hills Corp. (98,145) (6,812,244)
Blackstone, Inc. (31,271) (3,595,852)
Block, Inc., Class A (136,313) (8,203,316)
Bloom Energy Corp., Class A (20,520) (2,780,255)
BOK Financial Corp. (27,111) (3,471,835)
Booz Allen Hamilton Holding Corp.,
Class A (59,564) (4,647,779)
Brixmor Property Group, Inc., REIT (217,525) (6,264,720)
Brown & Brown, Inc. (217,113) (14,157,939)
Brown-Forman Corp., Class B (182,108) (4,814,936)
Builders FirstSource, Inc. (80,214) (6,604,019)
Bunge Global SA (68,853) (8,758,102)
Buzzi SpA (2) (36,723) (1,856,605)
BWX Technologies, Inc. (7,316) (1,496,049)
BXP, Inc., REIT (81,426) (4,226,009)
Cabot Corp. (99,932) (7,525,879)
Cadence Design Systems, Inc. (59,172) (16,442,124)
Campbell's Co. (The) (326,195) (7,264,363)
Carlisle Cos., Inc. (6,451) (2,152,183)
Carvana Co., Class A (39,677) (12,473,655)
Casey's General Stores, Inc. (3,440) (2,503,838)
Caterpillar, Inc. (6,662) (4,719,761)
Cava Group, Inc. (248,767) (20,125,250)
Cboe Global Markets, Inc. (21,001) (5,902,751)
CBRE Group, Inc., Class A (38,258) (5,182,429)
Celanese Corp., Class A (157,622) (10,366,799)
Cencora, Inc. (51,524) (16,185,749)
CenterPoint Energy, Inc. (468,399) (20,216,101)
Certara, Inc. (817,497) (4,659,733)
CF Industries Holdings, Inc. (79,430) (10,313,191)
CH Robinson Worldwide, Inc. (3,879) (644,186)
Charles River Laboratories
International, Inc. (49,342) (8,511,495)
Charles Schwab Corp. (The) (143,538) (13,489,701)
Charter Communications, Inc.,
Class A (14,529) (3,136,521)
Chevron Corp. (42,623) (8,818,699)
Choice Hotels International, Inc. (270,563) (28,003,271)
Church & Dwight Co., Inc. (60,740) (5,668,257)
Churchill Downs, Inc. (85,832) (7,710,289)
Cintas Corp. (8,681) (1,468,304)
Cirrus Logic, Inc. (33,977) (4,913,754)
Cisco Systems, Inc. (240,430) (18,654,964)
Clarivate plc (1,984,803) (5,021,552)
Clearway Energy, Inc., Class C (350,754) (13,781,125)
Cleveland-Cliffs, Inc. (830,490) (7,017,641)
CME Group, Inc. (21,783) (6,433,609)
Coca-Cola Co. (The) (209,939) (15,965,861)
Cognex Corp. (114,686) (5,618,467)
Cognizant Technology Solutions
Corp., Class A (26,878) (1,648,965)
Coherent Corp. (16,217) (3,863,052)
Coinbase Global, Inc., Class A (106,933) (18,671,571)
Colgate-Palmolive Co. (152,338) (12,983,768)
Comcast Corp., Class A (177,085) (5,084,110)
INVESTMENTS SHARES VALUE ($)
United States - (108.9)% (continued)
Conagra Brands, Inc. (245,570) (3,860,360)
Constellation Brands, Inc., Class A (85,245) (12,786,750)
Constellation Energy Corp. (15,580) (4,350,715)
Corcept Therapeutics, Inc. (91,117) (3,672,926)
Coty, Inc., Class A (975,780) (1,961,318)
Cousins Properties, Inc., REIT (84,458) (1,906,217)
Crane NXT Co. (195,772) (7,946,385)
Credit Acceptance Corp. (11,651) (4,933,732)
CRH plc (42,779) (4,496,928)
Crocs, Inc. (45,150) (3,748,353)
Crowdstrike Holdings, Inc., Class A (3,070) (1,198,559)
Crown Castle, Inc., REIT (72,204) (5,870,907)
CSX Corp. (357,064) (14,657,477)
CubeSmart, REIT (252,465) (9,252,842)
CVS Health Corp. (111,013) (7,972,954)
Cytokinetics, Inc. (142,727) (9,407,137)
Deere & Co. (34,714) (19,554,396)
Dell Technologies, Inc., Class C (36,254) (5,950,369)
DENTSPLY SIRONA, Inc. (854,129) (9,907,896)
Devon Energy Corp. (206,723) (10,402,301)
Dexcom, Inc. (23,415) (1,470,462)
Diamondback Energy, Inc. (81,399) (16,099,908)
Dick's Sporting Goods, Inc. (63,659) (12,622,943)
Digital Realty Trust, Inc., REIT (120,581) (21,729,902)
Dillard's, Inc., Class A (3,906) (2,234,662)
Dominion Energy, Inc. (322,601) (19,943,194)
DoorDash, Inc., Class A (3,976) (596,996)
Doximity, Inc., Class A (91,913) (2,141,573)
Dropbox, Inc., Class A (484,006) (10,996,616)
DT Midstream, Inc. (87,824) (11,827,258)
Duke Energy Corp. (173,463) (22,713,245)
Duolingo, Inc., Class A (6,829) (673,135)
Dutch Bros, Inc., Class A (236,924) (12,002,570)
DXC Technology Co. (267,929) (3,367,868)
Dycom Industries, Inc. (18,006) (6,100,793)
EastGroup Properties, Inc., REIT (34,627) (6,409,111)
Eastman Chemical Co. (114,131) (8,710,478)
Eaton Corp. plc (6,161) (2,203,605)
eBay, Inc. (138,131) (12,572,684)
EchoStar Corp., Class A (64,929) (7,601,238)
Elanco Animal Health, Inc. (272,889) (6,530,234)
Element Solutions, Inc. (289,027) (9,867,382)
Eli Lilly & Co. (696) (640,160)
Emerson Electric Co. (82,563) (10,817,404)
Enphase Energy, Inc. (228,271) (8,630,927)
Entegris, Inc. (75,865) (8,894,413)
Entergy Corp. (175,618) (19,732,438)
Envista Holdings Corp. (28,546) (724,212)
Equitable Holdings, Inc. (118,690) (4,404,586)
Equity LifeStyle Properties, Inc.,
REIT (251,507) (15,699,067)
Equity Residential, REIT (58,672) (3,470,449)
Erie Indemnity Co., Class A (19,844) (4,986,996)
Essex Property Trust, Inc., REIT (17,872) (4,325,024)
Estee Lauder Cos., Inc. (The),
Class A (22,224) (1,595,016)
Etsy, Inc. (66,978) (3,347,560)
Euronet Worldwide, Inc. (9,903) (657,262)
Evergy, Inc. (272,441) (22,318,367)
Exelon Corp. (456,684) (22,386,650)

Schedule of Investments
March 31, 2026 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (108.9)% (continued)
Expeditors International of
Washington, Inc. (57,197) (8,192,326)
Exponent, Inc. (24,597) (1,604,954)
F5, Inc. (54,491) (15,765,881)
Fair Isaac Corp. (1,483) (1,583,162)
Fastenal Co. (147,393) (6,839,035)
Ferguson Enterprises, Inc. (15,838) (3,694,372)
Ferrovial SE (2) (15,299) (995,298)
Fifth Third Bancorp (398,274) (18,503,810)
First American Financial Corp. (31,336) (1,889,247)
First Citizens BancShares, Inc.,
Class A (1,901) (3,582,739)
Fiserv, Inc. (11,349) (633,274)
Flagstar Bank NA (977,481) (12,873,425)
Floor & Decor Holdings, Inc., Class
A (317,657) (16,136,976)
Flowers Foods, Inc. (109,086) (889,051)
Flowserve Corp. (21,742) (1,598,254)
Flutter Entertainment plc (76,055) (7,753,807)
FNB Corp. (141,423) (2,364,593)
Fortive Corp. (176,120) (9,735,914)
Fortune Brands Innovations, Inc. (129,956) (5,064,385)
Franklin Resources, Inc. (264,772) (6,253,915)
Freshpet, Inc. (25,283) (1,490,686)
Gaming and Leisure Properties,
Inc., REIT (47,880) (2,124,436)
GATX Corp. (36,544) (6,239,523)
GCI Liberty, Inc., Class C (58,422) (2,173,883)
GE HealthCare Technologies, Inc. (134,136) (9,547,800)
Gen Digital, Inc. (425,717) (8,016,251)
Generac Holdings, Inc. (22,574) (4,409,379)
Gentex Corp. (158,557) (3,464,470)
Genuine Parts Co. (11,047) (1,168,220)
Gilead Sciences, Inc. (83,530) (11,641,576)
Glacier Bancorp, Inc. (19,135) (854,760)
Globant SA (104,360) (4,812,040)
Globe Life, Inc. (27,213) (3,787,233)
Graco, Inc. (25,119) (2,126,323)
Guidewire Software, Inc. (9,789) (1,464,043)
Haleon plc (2) (3,431,408) (16,982,022)
Hamilton Lane, Inc., Class A (46,753) (4,647,248)
Hancock Whitney Corp. (221,822) (14,105,661)
Harley-Davidson, Inc. (596,304) (12,057,267)
HCA Healthcare, Inc. (10,774) (5,098,688)
Healthcare Realty Trust, Inc., REIT (245,172) (4,165,472)
Healthpeak Properties, Inc., REIT (411,598) (6,762,555)
Hecla Mining Co. (161,887) (3,015,955)
HEICO Corp. (13,454) (3,689,087)
Hershey Co. (The) (62,805) (13,056,531)
Hexcel Corp. (96,696) (7,825,607)
Highwoods Properties, Inc., REIT (48,825) (1,045,343)
Hilton Worldwide Holdings, Inc. (21,735) (6,609,179)
Hims & Hers Health, Inc. (458,496) (9,518,377)
Home BancShares, Inc. (150,727) (4,059,078)
Home Depot, Inc. (The) (91,653) (30,143,754)
Hormel Foods Corp. (494,531) (11,201,127)
Howard Hughes Holdings, Inc. (14,886) (941,688)
Howmet Aerospace, Inc. (26,207) (6,039,665)
Humana, Inc. (22,669) (3,930,578)
Huntington Bancshares, Inc. (750,916) (11,751,835)
INVESTMENTS SHARES VALUE ($)
United States - (108.9)% (continued)
Hyatt Hotels Corp., Class A (200,619) (28,847,005)
IAC, Inc. (95,702) (3,830,951)
IDACORP, Inc. (41,021) (5,864,772)
IDEX Corp. (20,190) (3,827,015)
IDEXX Laboratories, Inc. (21,201) (11,912,630)
Independence Realty Trust, Inc.,
REIT (465,125) (6,925,711)
Ingersoll Rand, Inc. (268,470) (21,509,816)
Ingram Micro Holding Corp. (5,660) (131,935)
Inspire Medical Systems, Inc. (14,939) (770,554)
International Bancshares Corp. (13,789) (927,862)
Intuitive Surgical, Inc. (5,832) (2,688,494)
Ionis Pharmaceuticals, Inc. (9,685) (727,247)
IonQ, Inc. (211,485) (6,097,113)
IPG Photonics Corp. (24,733) (2,834,154)
Iridium Communications, Inc. (115,221) (3,196,231)
Jack Henry & Associates, Inc. (52,588) (8,311,008)
James Hardie Industries plc, ADR (364,575) (6,905,051)
James Hardie Industries plc,
CHESS (2) (318,374) (5,871,057)
Johnson & Johnson (56,038) (13,697,929)
JPMorgan Chase & Co. (50,119) (14,743,005)
KB Home (19,563) (1,012,385)
KBR, Inc. (27,446) (1,011,660)
Kemper Corp. (25,411) (776,560)
Kilroy Realty Corp., REIT (267,592) (7,548,770)
Kimberly-Clark Corp. (21,562) (2,080,086)
Kimco Realty Corp., REIT (136,883) (3,075,761)
Kinsale Capital Group, Inc. (2,335) (797,776)
Kite Realty Group Trust, REIT (287,579) (7,060,064)
KLA Corp. (6,746) (9,932,878)
Knife River Corp. (44,776) (3,655,960)
Kraft Heinz Co. (The) (439,471) (9,883,703)
Kratos Defense & Security
Solutions, Inc. (56,422) (3,978,315)
Kroger Co. (The) (51,367) (3,716,916)
L3Harris Technologies, Inc. (7,365) (2,542,030)
Labcorp Holdings, Inc. (44,304) (11,820,750)
Lantheus Holdings, Inc. (87,823) (6,661,375)
Lattice Semiconductor Corp. (90,201) (8,367,045)
Leidos Holdings, Inc. (32,700) (5,085,504)
Lennar Corp., Class A (17,306) (1,502,853)
Lennox International, Inc. (25,042) (11,622,743)
Liberty Media Corp-Liberty Formula
One, Class A (38,212) (2,983,593)
Lincoln National Corp. (93,853) (3,331,782)
Lithia Motors, Inc., Class A (12,116) (3,025,608)
Live Nation Entertainment, Inc. (68,944) (10,514,649)
Loar Holdings, Inc. (135,489) (7,762,165)
Loews Corp. (29,774) (3,178,077)
Lowe's Cos., Inc. (58,053) (13,716,763)
LPL Financial Holdings, Inc. (52,350) (15,748,451)
Lululemon Athletica, Inc. (14,718) (2,253,326)
M&T Bank Corp. (92,687) (19,160,257)
MACOM Technology Solutions
Holdings, Inc. (33,899) (7,527,951)
Madison Square Garden Sports
Corp., Class A (4) (1,286)
Marathon Petroleum Corp. (22,336) (5,454,004)
Marriott International, Inc., Class A (22,048) (7,211,239)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (108.9)% (continued)
Martin Marietta Materials, Inc. (8,573) (5,046,754)
Marvell Technology, Inc. (109,985) (10,894,014)
Masco Corp. (21,883) (1,321,077)
MasTec, Inc. (12,907) (4,152,698)
Mastercard, Inc., Class A (15,633) (7,811,185)
Maximus, Inc. (72,474) (4,645,583)
McDonald's Corp. (30,323) (9,424,085)
MDU Resources Group, Inc. (726,872) (15,060,788)
Medical Properties Trust, Inc., REIT (64,003) (296,334)
Medtronic plc (118,333) (10,253,554)
Meta Platforms, Inc., Class A (24,478) (14,004,598)
Mettler-Toledo International, Inc. (512) (645,734)
Mid-America Apartment
Communities, Inc., REIT (32,930) (4,021,412)
Moderna, Inc. (71,124) (3,613,099)
Molson Coors Beverage Co., Class
B (70,827) (3,049,811)
Mondelez International, Inc., Class
A (455,641) (26,263,147)
Monolithic Power Systems, Inc. (12,337) (13,488,659)
Monster Beverage Corp. (295,200) (21,390,192)
Moody's Corp. (16,039) (6,997,014)
Motorola Solutions, Inc. (15,026) (6,520,833)
MP Materials Corp. (20,782) (1,002,939)
MSA Safety, Inc. (23,136) (3,793,147)
MSC Industrial Direct Co., Inc.,
Class A (31,148) (2,874,026)
Murphy Oil Corp. (260,455) (10,743,769)
Murphy USA, Inc. (2,627) (1,297,659)
National Storage Affiliates Trust,
REIT (161,599) (6,098,746)
nCino, Inc. (83,392) (1,249,212)
NetApp, Inc. (105,594) (10,811,770)
Netflix, Inc. (142,435) (13,695,125)
New Jersey Resources Corp. (51,155) (2,809,433)
Nexstar Media Group, Inc., Class A (14,322) (2,589,847)
NextEra Energy, Inc. (80,098) (7,439,502)
Nextpower, Inc., Class A (90,879) (10,955,463)
NIKE, Inc., Class B (115,028) (6,075,779)
NiSource, Inc. (132,968) (6,204,287)
Nordson Corp. (3,146) (837,025)
Northrop Grumman Corp. (6,655) (4,540,307)
Norwegian Cruise Line Holdings
Ltd. (502,640) (9,399,368)
NRG Energy, Inc. (19,343) (2,826,786)
Oklo, Inc. (191,546) (9,498,766)
Okta, Inc., Class A (81,962) (6,451,229)
Old Dominion Freight Line, Inc. (6,084) (1,188,814)
Old National Bancorp (185,641) (4,102,666)
Olin Corp. (348,411) (10,358,259)
ONE Gas, Inc. (82,641) (7,117,869)
ONEOK, Inc. (109,098) (9,861,368)
Option Care Health, Inc. (426,309) (11,476,238)
Oracle Corp. (4,672) (687,298)
Organon & Co. (81,651) (489,089)
Ormat Technologies, Inc. (65,310) (7,309,495)
Packaging Corp. of America (14,500) (3,077,190)
Palo Alto Networks, Inc. (120,660) (19,344,211)
Park Hotels & Resorts, Inc., REIT (149,320) (1,572,340)
Parker-Hannifin Corp. (14,960) (13,392,790)
INVESTMENTS SHARES VALUE ($)
United States - (108.9)% (continued)
Parsons Corp. (65,766) (3,562,544)
Paychex, Inc. (125,707) (11,580,129)
Paycom Software, Inc. (52,077) (6,329,439)
PayPal Holdings, Inc. (61,718) (2,791,505)
Pegasystems, Inc. (15,074) (641,549)
Performance Food Group Co. (101,781) (8,718,560)
Perrigo Co. plc (450,138) (4,834,482)
Plug Power, Inc. (408,914) (924,146)
Pool Corp. (18,883) (3,820,597)
Post Holdings, Inc. (27,250) (2,693,935)
Power Integrations, Inc. (80,843) (4,139,162)
PPG Industries, Inc. (71,577) (7,650,150)
PPL Corp. (319,792) (12,216,054)
Primerica, Inc. (5,725) (1,433,998)
PTC, Inc. (58,531) (8,340,082)
Public Service Enterprise Group,
Inc. (63,844) (5,168,172)
Public Storage, REIT (25,830) (6,996,830)
PulteGroup, Inc. (35,629) (4,190,327)
PVH Corp. (67,304) (4,695,127)
QIAGEN NV (2) (95,988) (3,888,449)
Qnity Electronics, Inc. (49,474) (5,708,310)
Qualys, Inc. (19,692) (1,729,942)
Quanta Services, Inc. (27,783) (15,253,423)
QuantumScape Corp. (1,345,246) (8,582,669)
Quest Diagnostics, Inc. (71,841) (14,079,399)
QXO, Inc. (983,763) (19,104,677)
Ralliant Corp. (63,476) (2,639,967)
Range Resources Corp. (187,544) (8,473,238)
Rayonier, Inc., REIT (561,821) (11,584,749)
Realty Income Corp., REIT (201,985) (12,357,442)
Reddit, Inc., Class A (25,642) (3,452,695)
Regal Rexnord Corp. (25,624) (4,798,350)
Regions Financial Corp. (76,199) (1,990,318)
Reliance, Inc. (4,055) (1,232,396)
Repligen Corp. (56,496) (6,656,359)
ResMed, Inc. (17,139) (3,847,363)
Revolution Medicines, Inc. (31,060) (3,020,585)
Revvity, Inc. (74,310) (6,510,299)
Rexford Industrial Realty, Inc., REIT (113,677) (3,720,648)
RH (69,877) (9,770,202)
RingCentral, Inc., Class A (240,339) (8,938,207)
Rivian Automotive, Inc., Class A (495,632) (7,459,262)
RLI Corp. (59,290) (3,381,902)
Robinhood Markets, Inc., Class A (186,222) (12,905,185)
Rockwell Automation, Inc. (8,113) (2,911,593)
Rollins, Inc. (135,068) (7,213,982)
RPM International, Inc. (18,746) (1,863,352)
Ryan Specialty Holdings, Inc.,
Class A (213,819) (7,214,253)
Sabra Health Care REIT, Inc., REIT (312,917) (6,017,394)
Saia, Inc. (3,252) (1,142,363)
Samsara, Inc., Class A (249,357) (7,902,123)
Sandisk Corp. (1,552) (986,048)
SBA Communications Corp., REIT (3,810) (655,739)
Schneider Electric SE (2) (9,549) (2,600,972)
Schneider National, Inc., Class B (60,580) (1,596,889)
Scotts Miracle-Gro Co. (The) (71,817) (4,367,192)
SEI Investments Co. (42,071) (3,301,311)
Sensata Technologies Holding plc (272,528) (9,598,436)

Schedule of Investments
March 31, 2026 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (108.9)% (continued)
Service Corp. International (27,120) (2,237,671)
SharkNinja, Inc. (14,605) (1,546,670)
Shell plc (2) (242,653) (11,238,484)
Sherwin-Williams Co. (The) (22,855) (7,326,170)
Shift4 Payments, Inc., Class A (261,885) (11,452,231)
Silgan Holdings, Inc. (176,583) (6,851,420)
Sirius XM Holdings, Inc. (47,154) (1,088,314)
SLB Ltd. (445,373) (22,887,718)
SLM Corp. (108,681) (2,326,860)
Snap-on, Inc. (5,298) (1,924,340)
SoFi Technologies, Inc. (558,476) (8,868,599)
Solventum Corp. (19,689) (1,285,692)
Somnigroup International, Inc. (98,008) (7,244,751)
Sonoco Products Co. (38,229) (2,067,807)
Southern Co. (The) (80,603) (7,779,802)
Southwest Gas Holdings, Inc. (86,947) (7,555,694)
Spire, Inc. (92,645) (8,388,078)
STAG Industrial, Inc., REIT (90,826) (3,275,186)
StandardAero, Inc. (355,109) (9,172,465)
Starbucks Corp. (181,056) (16,220,807)
State Street Corp. (6,955) (880,225)
Steel Dynamics, Inc. (48,315) (8,696,700)
Stellantis NV (2) (247,759) (1,790,699)
Strategy, Inc., Class A (45,614) (5,692,627)
Summit Therapeutics, Inc. (300,393) (5,695,451)
Sun Communities, Inc., REIT (39,907) (5,026,686)
Super Micro Computer, Inc. (221,445) (5,042,303)
Swiss Re AG (2) (80,404) (13,506,041)
Synaptics, Inc. (45,727) (3,202,719)
Synopsys, Inc. (13,391) (5,309,264)
T. Rowe Price Group, Inc. (65,986) (5,947,978)
Talen Energy Corp. (17,703) (5,651,329)
Targa Resources Corp. (42,261) (10,596,101)
Target Corp. (23,436) (2,840,443)
Teleflex, Inc. (2,569) (307,278)
Tempus AI, Inc., Class A (162,184) (7,333,960)
Tenaris SA (2) (208,727) (6,101,573)
Teradata Corp. (164,085) (4,205,499)
Terex Corp. (314,030) (18,559,173)
Tesla, Inc. (18,227) (6,775,887)
Tetra Tech, Inc. (21,394) (644,387)
Texas Instruments, Inc. (20,825) (4,042,966)
Texas Pacific Land Corp. (1,284) (609,335)
TFS Financial Corp. (49,340) (693,227)
Thermo Fisher Scientific, Inc. (7,419) (3,646,661)
Thor Industries, Inc. (45,095) (3,602,640)
Timken Co. (The) (51,253) (5,154,514)
Toast, Inc., Class A (143,113) (3,793,926)
Toll Brothers, Inc. (39,401) (5,377,054)
TopBuild Corp. (41,914) (14,724,388)
TPG, Inc. (233,409) (9,455,399)
Tractor Supply Co. (93,002) (4,212,991)
Trane Technologies plc (17,900) (7,459,646)
TransDigm Group, Inc. (7,019) (8,134,740)
Trimble, Inc. (50,654) (3,304,160)
Twilio, Inc., Class A (126,582) (15,926,547)
Tyler Technologies, Inc. (13,104) (4,486,548)
UDR, Inc., REIT (276,882) (9,353,074)
UFP Industries, Inc. (17,431) (1,605,744)
UGI Corp. (154,266) (5,618,368)
INVESTMENTS SHARES VALUE ($)
United States - (108.9)% (continued)
UiPath, Inc., Class A (125,815) (1,396,547)
UL Solutions, Inc., Class A (563) (48,255)
Under Armour, Inc., Class A (2,003,441) (11,840,336)
United Bankshares, Inc. (19,332) (800,731)
United Rentals, Inc. (2,243) (1,634,160)
Unity Software, Inc. (468,698) (10,283,234)
Vail Resorts, Inc. (35,811) (4,595,268)
Valero Energy Corp. (23,101) (5,707,795)
Valley National Bancorp (947,856) (11,639,672)
Valvoline, Inc. (158,541) (5,339,661)
Verisk Analytics, Inc., Class A (5,394) (1,023,512)
Vertex Pharmaceuticals, Inc. (1,685) (752,420)
Viking Therapeutics, Inc. (161,389) (5,251,598)
Virtu Financial, Inc., Class A (7,169) (315,293)
Visa, Inc., Class A (50,325) (15,210,228)
Visteon Corp. (34,876) (3,177,552)
Vistra Corp. (45,525) (6,843,773)
Vontier Corp. (151,405) (5,370,335)
Vornado Realty Trust, REIT (93,731) (2,436,069)
Voya Financial, Inc. (19,846) (1,355,879)
Vulcan Materials Co. (41,345) (11,258,244)
W R Berkley Corp. (90,784) (6,017,164)
Waste Management, Inc. (34,995) (8,041,501)
Waters Corp. (28,406) (8,459,307)
Watsco, Inc. (19,961) (7,261,612)
Wayfair, Inc., Class A (35,506) (2,670,406)
Weatherford International plc (32,893) (3,111,020)
WEC Energy Group, Inc. (18,497) (2,141,398)
Welltower, Inc., REIT (174,861) (34,571,767)
Western Union Co. (The) (1,341,086) (11,707,681)
Westlake Corp. (64,459) (7,530,100)
Weyerhaeuser Co., REIT (222,607) (5,438,289)
Whirlpool Corp. (41,865) (2,257,361)
White Mountains Insurance Group
Ltd. (3,382) (7,430,119)
Williams Cos., Inc. (The) (271,746) (19,777,674)
Willis Towers Watson plc (12,939) (3,761,367)
WillScot Holdings Corp. (781,001) (13,558,177)
Wingstop, Inc. (7,119) (1,103,231)
Wintrust Financial Corp. (17,757) (2,467,158)
WP Carey, Inc., REIT (232,536) (15,803,147)
WW Grainger, Inc. (9,696) (10,576,494)
Wyndham Hotels & Resorts, Inc. (93,117) (7,563,894)
Wynn Resorts Ltd. (84,085) (8,538,832)
Xcel Energy, Inc. (205,289) (16,308,158)
XPO, Inc. (43,735) (8,508,644)
YETI Holdings, Inc. (350,163) (12,812,464)
Yum! Brands, Inc. (153,952) (23,936,457)
Zillow Group, Inc., Class C (107,286) (4,439,495)
Zimmer Biomet Holdings, Inc. (53,062) (4,797,866)
ZoomInfo Technologies, Inc., Class
A (315,274) (1,885,339)
(3,617,689,922)
TOTAL COMMON STOCKS
(Proceeds $(6,410,444,226))                                                     (6,050,421,285)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - (0.8)%
Germany - ( 0 .8 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(b) (346,620) (15,790,042)
Henkel AG & Co. KGaA
(Preference) (2) (31,819) (2,457,992)
Sartorius AG (Preference) (2) (27,876) (6,975,041)
TOTAL PREFERRED STOCKS
(Proceeds $(30,095,162))                                                     (25,223,075)
TOTAL SHORT POSITIONS
(Proceeds $(6,440,539,388)) (6,075,644,360)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 65.3%
(Cost $1,262,038,008) 2,171,093,618
OTHER ASSETS IN EXCESS OF
LIABILITIES - 34.7%
‡
1,153,738,151
NET ASSETS - 100.0% 3,324,831,769
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (25,112,017) ( 0 .7 ) %
Consumer Discretionary 154,184,676 4 .6
Consumer Staples 18,191,148 0 .6
Energy 64,197,985 2 .0
Financials 419,259,437 12 .6
Health Care (102,355,198) ( 3 .1 )
Industrials 270,991,843 8 .1
Information Technology 51,207,346 1 .5
Materials (92,816,362) ( 2 .8 )
Real Estate (175,163,622) ( 5 .3 )
Utilities (212,867,457) ( 6 .4 )
Investment Companies 807,623,324 24 .3
U.S. Treasury Obligations 993,752,515 29 .9
Total Investments In Securities
At Value 2,171,093,618 65 .3
Other Assets in Excess of
Liabilities ‡ 1,153,738,151 34 .7
Net Assets
$ 3,324,831,769 100 .0%

Schedule of Investments
March 31, 2026 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at March 31,
2026 amounted to $6,346,840,883, which is inclusive of rehypothecated amounts disclosed below. In addition, $1,177,339,147 of cash collateral was also pledged.
(b) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2026 amounted to $59,969,774 of investments in securities and $(76,001,680) of securities sold short, which represents 1.80% and (2.29)% of net assets of the Fund, respectively.
(c) All or a portion of this security has been rehypothecated. Total value of all such securities at March 31, 2026 amounted to $745,970,823.
(d) Represents 7-day effective yield as of March 31, 2026.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(f) For the period ended March 31, 2026, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
(i) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at March 31, 2026 amounted to $(125) of securities sold short, which represents (0.00)% of net assets of the Fund.
Affiliate
Value
At
12/31/2025
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
3/31/2026
Shares
Held At
3/31/2026
Distributions
Received**
SHORT-TERM INVESTMENTS - 24.0%
INVESTMENT COMPANIES - 24.0%
Limited Purpose Cash
Investment Fund,
3.65% (a)
(Cost $797,661,905) $1,544,776,217 $1,479,953,667 $(2,226,987,447) $21,215 $(21,215) $797,742,437 797,742,437 $10,420,313
**   Distributions received include dividend income and capital gains distributions, if any, from the underlying fund.
(a) Represents 7-day effective yield as of March 31, 2026.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
Forward foreign currency exchange contracts outstanding as of March 31, 2026:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
JPY 1,355,000,000 USD 8,567,447 CITI 6/17/2026 $ 25,620
JPY 1,355,000,000 USD 8,567,430 JPMC 6/17/2026 25,637
USD 6,441,447 CAD 8,701,500 CITI 6/17/2026 165,354
USD 6,441,459 CAD 8,701,500 JPMC 6/17/2026 165,367
USD 66,966 DKK 421,500 CITI 6/17/2026 1,490
USD 66,966 DKK 421,500 JPMC 6/17/2026 1,490
USD 123,983,279 EUR 104,980,000 CITI 6/17/2026 2,215,249
USD 123,983,584 EUR 104,980,000 JPMC 6/17/2026 2,215,554
USD 8,141,326 GBP 6,057,000 CITI 6/17/2026 126,133
USD 8,141,342 GBP 6,057,000 JPMC 6/17/2026 126,149
USD 2,034,869 HKD 15,848,500 CITI 6/17/2026 5,557
USD 2,034,873 HKD 15,848,500 JPMC 6/17/2026 5,561
USD 40,957,696 JPY 6,370,000,000 CITI 6/17/2026 560,768
USD 40,957,778 JPY 6,370,000,000 JPMC 6/17/2026 560,849
USD 1,807,127 SGD 2,275,000 CITI 6/17/2026 28,118
USD 1,807,131 SGD 2,275,000 JPMC 6/17/2026 28,122
Total unrealized appreciation 6,257,018
AUD 9,510,500 USD 6,731,142 CITI 6/17/2026 (176,777)
AUD 9,510,500 USD 6,731,129 JPMC 6/17/2026 (176,764)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2026 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
EUR 15,456,500 USD 18,066,826 CITI 6/17/2026 $ (138,578)
EUR 15,456,500 USD 18,066,790 JPMC 6/17/2026 (138,542)
GBP 5,438,000 USD 7,318,960 CITI 6/17/2026 (122,886)
GBP 5,438,000 USD 7,318,946 JPMC 6/17/2026 (122,872)
NOK 500,000 USD 52,093 CITI 6/17/2026 (490)
NOK 500,000 USD 52,092 JPMC 6/17/2026 (487)
SEK 2,500,000 USD 275,969 CITI 6/17/2026 (10,858)
SEK 2,500,000 USD 275,969 JPMC 6/17/2026 (10,857)
Total unrealized depreciation (899,111)
Net unrealized appreciation $ 5,357,907
Total return basket swap contracts outstanding as of March 31, 2026:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of short
equity positions and pays
or receives the HONIX
plus or minus a specified
spread (-0.30%), which is
denominated in HKD based
on the local currencies of the
positions within the swap.
24 months
maturity
06/22/2027
$340 $21 $– $21

Schedule of Investments
March 31, 2026 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | March 2026

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 255.1%
COMMON STOCKS - 203.1%
Australia - 5 .2%
AGL Energy Ltd. (2)(a) 2,254,789 15,435,954
ANZ Group Holdings Ltd. (2)(a) 472,663 11,885,229
Aristocrat Leisure Ltd. (2)(a) 726,357 23,087,449
Aurizon Holdings Ltd. (2)(a) 1,568,817 4,330,744
BHP Group Ltd. (2)(a) 1,491,027 53,949,118
Computershare Ltd. (2)(a) 119,672 2,360,227
Harvey Norman Holdings Ltd. (2)(a) 2,084,338 7,160,543
IGO Ltd. (2)*(a) 3,204,768 17,891,728
JB Hi-Fi Ltd. (2)(a) 341,939 17,301,743
Mineral Resources Ltd. (2)*(a) 58,996 2,266,205
Northern Star Resources Ltd. (2)(a) 2,182,876 31,732,019
OceanaGold Corp. (a) 259,272 8,174,588
Orica Ltd. (2)(a) 1,266,005 17,793,153
Origin Energy Ltd. (2)(a) 676,691 5,823,033
Pro Medicus Ltd. (2)(a) 301,628 24,859,251
Qantas Airways Ltd. (2)(a) 2,179,330 12,801,933
QBE Insurance Group Ltd. (2)(a) 2,203,323 32,513,910
Qube Holdings Ltd. (2)(a) 32 108
SEEK Ltd. (2)(a) 689,399 6,774,469
South32 Ltd. (2)(a) 14,645,319 44,346,113
Suncorp Group Ltd. (2)(a) 501,398 5,627,027
Technology One Ltd. (2)(a) 1,165,308 22,120,277
Telstra Group Ltd. (2)(a) 3,723,168 13,744,482
Transurban Group (2)(a) 179,010 1,746,214
Wesfarmers Ltd. (2)(a) 347,671 17,750,682
Whitehaven Coal Ltd. (2)(a) 581,965 3,755,094
Worley Ltd. (2)(a) 1,797,266 14,117,994
Yancoal Australia Ltd. (2)(a) 303,016 1,747,637
421,096,924
Belgium - 0 .7%
Ageas SA/NV (2)(a) 243,428 17,919,460
KBC Group NV (2)(a) 184,547 22,587,076
Liberty Global Ltd., Class A *(a)(b) 880,051 10,639,817
Umicore SA (2)(a) 129,372 2,468,123
53,614,476
Burkina Faso - 0 .1%
IAMGOLD Corp. *(a) 403,699 7,591,665
Canada - 6 .1%
Agnico Eagle Mines Ltd. (a) 10,380 2,106,966
Alamos Gold, Inc., Class A (a) 402,427 17,903,966
ARC Resources Ltd. (a) 1,301,404 27,083,349
Aritzia, Inc. *(a) 100,117 8,169,996
Bank of Nova Scotia (The) (a) 348,758 24,185,669
Barrick Mining Corp. (a) 375,809 15,358,164
Canadian National Railway Co. (a) 260,358 26,797,540
Canadian Natural Resources Ltd.
(a) 897,304 43,771,872
Canadian Pacific Kansas City Ltd.
(a) 254,164 20,000,958
CCL Industries, Inc., Class B (a) 113,716 7,124,927
Celestica, Inc. *(a) 76,853 21,679,717
Cenovus Energy, Inc. (a) 332,633 8,828,129
Constellation Software, Inc. (a) 5,845 10,260,536
Descartes Systems Group, Inc.
(The) *(a) 164,590 11,789,050
INVESTMENTS SHARES VALUE ($)
Canada - 6.1% (continued)
DPM Metals, Inc. (a) 102,385 3,604,929
Empire Co. Ltd., Class A (a) 335,728 12,025,970
Fairfax Financial Holdings Ltd. (a) 10,993 18,731,168
Finning International, Inc. (a) 45,694 2,827,503
First Majestic Silver Corp. (a) 94,595 2,027,764
George Weston Ltd. (a) 186,071 13,145,754
iA Financial Corp., Inc. (a) 9,146 1,014,995
Intact Financial Corp. (a) 52,853 9,577,445
Kinross Gold Corp. (a) 246,897 7,548,364
Lundin Gold, Inc. (a) 301,108 23,011,136
Magna International, Inc. (a) 245,046 13,685,302
Manulife Financial Corp. (a) 265,513 9,146,275
Metro, Inc., Class A (a) 1 68
Onex Corp. (a) 39,916 2,912,999
OR Royalties, Inc. (a) 22,346 850,886
Pan American Silver Corp. (a) 47,180 2,580,978
Quebecor, Inc., Class B (a) 144,743 6,146,193
Stantec, Inc. (a) 23,711 2,049,806
Suncor Energy, Inc. (a) 950,426 62,862,984
TFI International, Inc. (a) 152,086 16,554,426
Thomson Reuters Corp. (a) 110,561 9,979,181
TMX Group Ltd. (a) 48,525 1,720,752
Tourmaline Oil Corp. (a) 397,992 19,048,456
WSP Global, Inc. (a) 46,561 7,246,392
493,360,565
China - 0 .1%
Wilmar International Ltd. (2) 2,733,300 8,211,859
Denmark - 2 .0%
AL Sydbank (2)(a) 4,631 372,203
Danske Bank A/S (2)(a) 836,472 41,223,506
Genmab A/S (2)*(a) 66,433 17,891,836
ISS A/S (2)(a) 869,404 31,666,990
Jyske Bank A/S (Registered) (2)(a) 64,706 8,879,116
Orsted A/S (2)*(a)(c) 548,918 13,612,635
Pandora A/S (2)(a) 467,513 33,414,986
ROCKWOOL A/S, Class B (2)(a) 71,016 1,972,450
Royal Unibrew A/S (a) 102,413 8,308,423
Zealand Pharma A/S (2)*(a) 106,843 4,975,680
162,317,825
Finland - 1 .4%
Elisa OYJ (2)(a) 305,516 14,881,815
Fortum OYJ (2)(a) 325,978 8,336,149
Konecranes OYJ (2)(a) 99,675 3,271,404
Nordea Bank Abp (2)(a) 2,306,051 39,708,267
Sampo OYJ, Class A (a) 310,996 3,307,794
Wartsila OYJ Abp (2)(a) 1,271,079 47,345,144
116,850,573
France - 8 .4%
Air France-KLM (2)*(a) 678,431 6,876,128
BNP Paribas SA (2)(a) 469,017 44,680,258
Bouygues SA (2)(a) 253,717 14,704,611
Carrefour SA (2)(a) 4,204,521 77,850,306
Credit Agricole SA (2)(a) 2,142,791 39,993,800
Danone SA (2)(a) 21,877 1,748,128
Dassault Aviation SA (2)(a) 26,348 9,806,796
Eiffage SA (2)(a) 152,982 23,462,485

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
France - 8.4% (continued)
Forvia SE (2)*(a) 2 23
Hermes International SCA (2)(a) 27,385 51,876,819
Ipsen SA (2)(a) 42,358 7,916,018
Legrand SA (2)(a) 110,492 17,165,443
LVMH Moet Hennessy Louis Vuitton
SE (2)(a) 55,511 30,345,067
Orange SA (2)(a) 1,934,742 39,668,129
Renault SA (2)(a) 490,401 16,812,863
Safran SA (2)(a) 146,537 47,951,202
SCOR SE (2)(a) 220,258 7,872,100
SEB SA (2)(a) 39,452 2,038,372
Societe Generale SA (2)(a) 530,798 38,757,228
Thales SA (2)(a) 225,011 65,983,391
TotalEnergies SE (2)(a) 940,892 86,349,551
Valeo SE (2)(a) 1,388,808 17,007,142
Vinci SA (2)(a) 185,735 27,878,686
Vivendi SE (2)(a) 2,422,775 5,026,138
681,770,684
Germany - 7 .2%
adidas AG (2)(a) 455,893 73,789,353
Allianz SE (Registered) (2)(a) 142,542 60,198,141
Bechtle AG (2)(a) 196,202 6,766,155
Continental AG (2)(a) 85,040 5,936,401
Daimler Truck Holding AG (2)(a) 262,285 12,916,437
Deutsche Bank AG (Registered)
(2)(a) 1,813,071 53,957,150
Deutsche Lufthansa AG
(Registered) (2)(a) 2,403,420 20,467,006
Deutsche Telekom AG (Registered)
(2)(a) 447,815 16,713,919
Evonik Industries AG (2)(a) 155,835 3,057,899
Fraport AG Frankfurt Airport
Services Worldwide (2)*(a) 46,735 4,071,368
Freenet AG (2)(a) 99,554 3,065,360
Fresenius Medical Care AG (2)(a) 670,874 30,402,359
Hannover Rueck SE (2)(a) 22,176 6,972,156
HUGO BOSS AG (2)(a) 233,820 10,121,119
KION Group AG (2)(a) 68,938 3,683,501
Knorr-Bremse AG (2)(a) 30,401 3,473,369
LANXESS AG (2)(a) 348,069 7,695,474
Mercedes-Benz Group AG (2)(a) 631,756 38,829,552
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 23,798 15,029,420
Nemetschek SE (2)(a) 118,864 8,898,159
Nordex SE (2)*(a) 335,551 18,184,336
Rational AG (2)(a) 4,921 3,610,294
Rheinmetall AG (2)(a) 21,239 35,825,653
RWE AG (2)(a) 696,532 46,861,870
Scout24 SE (2)(a)(c) 186,944 14,424,293
Siemens Energy AG (2)(a) 436,996 75,359,773
Talanx AG (2)(a) 26,565 3,296,374
583,606,891
Hong Kong - 0 .4%
CLP Holdings Ltd. (2)(a) 275,500 2,593,802
HKT Trust & HKT Ltd. (2)(a) 627,000 979,810
Prudential plc (2)(a) 1,195,921 16,627,028
Techtronic Industries Co. Ltd. (2)(a) 916,000 12,164,696
INVESTMENTS SHARES VALUE ($)
Hong Kong - 0.4% (continued)
WH Group Ltd. (2)(a)(c) 1,474,500 1,938,137
Wharf Real Estate Investment Co.
Ltd. (2)(a) 5,000 14,551
34,318,024
Italy - 4 .3%
A2A SpA (2)(a) 7,759,085 21,970,784
Amplifon SpA (2)(a) 2,449,302 27,022,656
Azimut Holding SpA (2)(a) 2 76
Davide Campari-Milano NV (2)(a) 407,034 2,908,124
De' Longhi SpA (2)(a) 41,600 1,462,039
Enel SpA (2)(a) 3,776,728 41,290,324
Eni SpA (2)(a) 554,879 15,777,314
Fincantieri SpA (2)*(a) 2,023,933 31,230,189
FinecoBank Banca Fineco SpA (2)
(a) 782,223 17,403,467
Hera SpA (2)(a) 410,802 1,894,898
Intesa Sanpaolo SpA (2)(a) 1,861,941 11,260,805
Leonardo SpA (2)(a) 605,964 41,217,347
Nexi SpA (2)(a)(c) 4,323,590 16,105,000
Pirelli & C SpA (2)(a)(c) 2,343,445 16,215,366
Poste Italiane SpA (2)(a)(c) 798,848 18,803,885
Reply SpA (2)(a) 35,058 3,299,280
Saipem SpA (2)(a) 3,983,524 18,226,021
UniCredit SpA (2)(a) 513,939 36,871,940
Unipol Assicurazioni SpA (2)(a) 870,877 20,230,625
343,190,140
Ivory Coast - 0 .1%
Endeavour Mining plc (2)(a) 140,996 8,494,979
Japan - 25 .5%
ABC-Mart, Inc. (a) 103,900 1,653,379
Advantest Corp. (2)(a) 138,700 19,141,525
Aeon Co. Ltd. (2)(a) 1,374,900 16,438,228
AGC, Inc. (2)(a) 165,800 5,873,883
Aisin Corp. (2)(a) 590,300 8,316,212
Ajinomoto Co., Inc. (2)(a) 283,700 8,020,550
ANA Holdings, Inc. (2)(a) 1,088,300 19,490,644
Asahi Group Holdings Ltd. (2)(a) 1,873,400 18,705,206
Asahi Intecc Co. Ltd. (2)(a) 324,600 6,931,522
Asahi Kasei Corp. (2)(a) 2,186,300 21,391,805
Astellas Pharma, Inc. (2)(a) 5,220,000 85,095,482
Bandai Namco Holdings, Inc. (2)(a) 1,039,000 25,632,553
BayCurrent, Inc. (2)(a) 1,055,200 30,544,171
Brother Industries Ltd. (2)(a) 894,000 16,550,658
Canon, Inc. (2)(a) 1,301,800 36,121,499
Central Japan Railway Co. (2)(a) 1,043,500 27,132,242
Chubu Electric Power Co., Inc. (2)
(a) 1,717,400 28,314,626
Concordia Financial Group Ltd. (2)
(a) 1,599,000 14,272,987
CyberAgent, Inc. (2)(a) 1,421,100 12,157,735
Dai Nippon Printing Co. Ltd. (2)(a) 624,900 11,385,675
Daiichi Life Group, Inc. (2)(a) 704,600 6,497,818
Daiichi Sankyo Co. Ltd. (2)(a) 1,174,400 21,010,797
Denso Corp. (2)(a) 203,300 2,548,992
Disco Corp. (2)(a) 53,400 21,764,949
Eisai Co. Ltd. (2)(a) 156,200 4,890,126
ENEOS Holdings, Inc. (2)(a) 1,437,500 12,952,069

Schedule of Investments
March 31, 2026 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 25.5% (continued)
FANUC Corp. (2)(a) 694,300 24,201,175
Fujitsu Ltd. (2)(a) 73,400 1,501,079
Fukuoka Financial Group, Inc. (2)
(a) 792,600 30,353,066
Hankyu Hanshin Holdings, Inc. (2)
(a) 20,500 592,758
Hikari Tsushin, Inc. (2)(a) 16,200 4,121,461
Hirose Electric Co. Ltd. (2)(a) 47,400 6,205,328
Hitachi Ltd. (2)(a) 572,200 16,785,768
Honda Motor Co. Ltd. (2)(a) 4,094,200 33,136,709
Hoya Corp. (2)(a) 182,300 31,603,607
Idemitsu Kosan Co. Ltd. (2)(a) 614,300 6,030,901
Iida Group Holdings Co. Ltd. (2)(a) 416,800 6,412,088
Isetan Mitsukoshi Holdings Ltd. (2)
(a) 2,660,000 49,011,670
Japan Airlines Co. Ltd. (2)(a) 1,715,500 28,007,957
Japan Post Bank Co. Ltd. (2)(a) 3,072,800 50,118,058
Japan Post Holdings Co. Ltd. (2)(a) 2,047,400 23,640,224
Japan Tobacco, Inc. (2)(a) 552,600 21,199,874
JFE Holdings, Inc. (2)(a) 2,042,700 23,914,434
Kajima Corp. (2)(a) 353,400 13,481,741
Kao Corp. (a) 466,800 18,171,390
Kirin Holdings Co. Ltd. (2)(a) 1,940,500 30,865,957
Kobe Bussan Co. Ltd. (2)(a) 178,500 3,862,558
Kobe Steel Ltd. (2)(a) 2,612,200 31,702,044
Kyoto Financial Group, Inc. (2)(a) 157,500 4,149,895
Kyushu Electric Power Co., Inc. (2)
(a) 1,077,200 12,486,440
LY Corp. (2)(a) 10,117,900 24,395,612
MatsukiyoCocokara & Co. (a) 912,900 14,530,011
Mazda Motor Corp. (2)(a) 2,473,100 16,915,493
McDonald's Holdings Co. Japan
Ltd. (2)(a) 29,100 1,520,933
MINEBEA MITSUMI, Inc. (2)(a) 546,000 9,066,378
Mitsubishi Chemical Group Corp.
(2)(a) 2,030,100 11,868,225
Mitsubishi Electric Corp. (2)(a) 527,500 17,252,991
Mitsubishi Heavy Industries Ltd. (2)
(a) 228,600 6,281,164
Mitsui & Co. Ltd. (2)(a) 547,000 21,143,011
Mitsui Chemicals, Inc. (2)(a) 1,623,700 19,614,249
Mizuho Financial Group, Inc. (2)(a) 820,700 33,225,025
MS&AD Insurance Group Holdings,
Inc. (2)(a) 400,000 10,438,231
Murata Manufacturing Co. Ltd. (2)
(a) 1,746,000 39,175,400
Nexon Co. Ltd. (2)(a) 581,600 10,955,421
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 945,800 21,375,937
Nippon Steel Corp. (2)(a) 8,290,500 30,571,598
Nippon Yusen KK (2)(a) 534,000 19,616,371
Niterra Co. Ltd. (2)(a) 94,200 4,441,678
Nomura Holdings, Inc. (2)(a) 2,322,200 18,285,092
NTT, Inc. (2)(a) 5,104,400 5,106,781
Obayashi Corp. (2)(a) 997,300 24,155,074
Obic Co. Ltd. (a) 1,209,600 29,358,742
Oji Holdings Corp. (2)(a) 1,397,600 7,561,085
Omron Corp. (2)(a) 354,600 10,201,521
Oracle Corp. Japan (a) 70,200 3,807,135
ORIX Corp. (2)(a) 943,300 27,988,993
INVESTMENTS SHARES VALUE ($)
Japan - 25.5% (continued)
Otsuka Corp. (2)(a) 439,900 8,421,756
Pan Pacific International Holdings
Corp. (2)(a) 1,921,900 11,724,077
Panasonic Holdings Corp. (2)(a) 384,700 6,451,943
Rakuten Group, Inc. (2)*(a) 5,423,500 25,352,418
Recruit Holdings Co. Ltd. (2)(a) 1,068,200 46,541,442
Renesas Electronics Corp. (2)(a) 122,000 1,744,262
Resona Holdings, Inc. (2)(a) 3,621,000 41,307,453
Rohm Co. Ltd. (2)(a) 235,800 4,698,206
Sanwa Holdings Corp. (2)(a) 1,016,800 23,124,328
Seiko Epson Corp. (2)(a) 1,297,600 16,042,498
Sekisui Chemical Co. Ltd. (2)(a) 395,300 6,636,559
Seven & i Holdings Co. Ltd. (2)(a) 2,217,700 29,827,286
Shimamura Co. Ltd. (2)(a) 561,900 11,764,305
Shimizu Corp. (2)(a) 1,656,600 29,721,255
Shin-Etsu Chemical Co. Ltd. (2)(a) 253,500 10,322,219
Shionogi & Co. Ltd. (2)(a) 822,000 18,183,415
Shizuoka Financial Group, Inc. (2)
(a) 1,681,700 27,923,890
Skylark Holdings Co. Ltd. (2)(a) 161,500 3,481,402
SoftBank Corp. (2)(a) 15,491,100 20,729,003
Sojitz Corp. (2)(a) 932,500 36,924,110
Sony Financial Group, Inc. (2) 293,000 268,404
Square Enix Holdings Co. Ltd. (2)
(a) 978,400 15,591,773
Subaru Corp. (2)(a) 345,700 5,569,708
Sumitomo Corp. (2)(a) 985,600 36,880,235
Sumitomo Metal Mining Co. Ltd.
(2)(a) 134,400 7,822,510
Sumitomo Mitsui Financial Group,
Inc. (2)(a) 108,200 3,557,651
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 829,400 26,421,897
TBS Holdings, Inc. (2)(a) 249,100 8,975,439
Terumo Corp. (2)(a) 1,543,600 20,737,893
Tokio Marine Holdings, Inc. (2)(a) 234,400 11,002,964
Tokyo Century Corp. (2)(a) 373,000 4,828,282
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 546,900 2,253,553
Tokyo Electron Ltd. (2)(a) 112,000 27,826,507
Tokyo Gas Co. Ltd. (2)(a) 634,200 29,868,324
Tokyu Corp. (2)(a) 192,900 2,277,004
Toray Industries, Inc. (2)(a) 60,400 430,207
Tosoh Corp. (2)(a) 505,000 7,506,767
TOTO Ltd. (2)(a) 76,400 2,525,886
Toyota Motor Corp. (2)(a) 867,000 18,022,632
USS Co. Ltd. (2)(a) 1,883,200 19,809,023
Yamato Holdings Co. Ltd. (2)(a) 1,204,200 13,428,801
Yamazaki Baking Co. Ltd. (2)(a) 40,000 894,122
Yokogawa Electric Corp. (2)(a) 521,600 16,119,404
2,056,784,479
Macau - 0 .0% †
Galaxy Entertainment Group Ltd.
(2)(a) 860,000 3,887,105
Netherlands - 2 .9%
Aalberts NV (2) 62,814 2,187,602
Argenx SE (2)*(a) 32,870 23,855,044
ASM International NV (2)(a) 56,164 42,569,660

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Netherlands - 2.9% (continued)
ASML Holding NV (2)(a) 43,324 57,610,376
ASR Nederland NV (2)(a) 105,972 7,295,839
BE Semiconductor Industries NV
(2)(a) 8,397 1,798,586
Heineken NV (2)(a) 256,710 19,745,700
Koninklijke Ahold Delhaize NV (a) 404,092 18,818,240
Koninklijke KPN NV (2)(a) 2,889,516 16,105,085
Koninklijke Vopak NV (2)(a) 72,139 3,904,534
NN Group NV (2)(a) 387,309 30,247,251
Wolters Kluwer NV (2)(a) 86,629 6,470,169
230,608,086
New Zealand - 0 .0% †
Xero Ltd. (2)*(a) 42,478 2,244,955
Nigeria - 0 .1%
Airtel Africa plc (2)(a)(c) 1,473,326 6,794,010
Norway - 0 .8%
Equinor ASA (2)(a) 41,898 1,785,039
Frontline plc (2)(a) 53,838 1,891,623
Gjensidige Forsikring ASA (2)(a) 108,999 2,851,271
Kongsberg Gruppen ASA (a) 752,428 32,073,517
Norsk Hydro ASA (2)(a) 195,237 2,080,913
Storebrand ASA (2)(a) 390,693 7,051,923
Telenor ASA (a) 692,749 12,183,866
Vend Marketplaces ASA (a) 237,542 5,877,894
65,796,046
Portugal - 0 .3%
Banco Comercial Portugues SA,
Class R (2) 9,165,236 8,926,646
EDP SA (2) 2,275,370 12,040,576
20,967,222
Singapore - 0 .6%
Genting Singapore Ltd. (2) 2,181,700 1,151,426
Oversea-Chinese Banking Corp.
Ltd. (2) 896,900 15,361,888
Sea Ltd., ADR *(a)(b) 214,394 17,753,967
Singapore Airlines Ltd. (2) 1,500 7,735
Singapore Telecommunications Ltd. 2,667,900 10,250,779
United Overseas Bank Ltd. (2) 270,200 7,734,680
52,260,475
Spain - 1 .6%
ACS Actividades de Construccion y
Servicios SA (2)(a) 79,919 9,746,550
Aena SME SA (a)(c) 421,921 12,445,527
Banco Bilbao Vizcaya Argentaria
SA (2)(a) 84,778 1,831,168
Bankinter SA (2)(a) 645,765 10,227,224
Enagas SA (a) 938,174 18,586,417
Fluidra SA (2) 80,352 1,863,856
Grifols SA (2)(a) 2 21
Iberdrola SA (2)(a) 912,467 20,890,172
Industria de Diseno Textil SA (2)(a) 267,592 15,576,207
Mapfre SA (2)(a) 22 98
Naturgy Energy Group SA (a) 229,920 6,883,004
Repsol SA (2)(a) 865,712 24,368,470
INVESTMENTS SHARES VALUE ($)
Spain - 1.6% (continued)
Unicaja Banco SA (2)(a)(c) 3,548,915 10,532,273
132,950,987
Sweden - 2 .7%
Alfa Laval AB (2)(a) 356,067 19,476,853
Autoliv, Inc. (a)(b) 198,909 20,917,270
Axfood AB (a) 63,015 2,141,404
Boliden AB (2)*(a) 47,560 2,493,183
Electrolux AB, Class B (2)*(a) 1,654,390 10,501,332
Evolution AB (2)(a)(c) 743,811 46,747,370
Getinge AB, Class B (2)(a) 117,145 2,364,790
Husqvarna AB, Class B (2)(a) 474,746 1,880,039
Saab AB, Class B (2)(a) 75,456 4,938,578
Svenska Handelsbanken AB, Class
A (2)(a) 581,971 7,672,545
Swedbank AB, Class A (2)(a) 438,962 14,961,372
Swedish Orphan Biovitrum AB
(2)*(a) 16,192 678,614
Tele2 AB, Class B (2)(a) 26,301 544,365
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 4,381,784 49,953,372
Telia Co. AB (2)(a) 6,065,777 31,076,643
216,347,730
Switzerland - 4 .5%
ABB Ltd. (Registered) (2)(a) 360,360 29,300,139
Accelleron Industries AG (2)(a) 110,355 9,974,574
Adecco Group AG (Registered) (2)
(a) 494,460 11,892,848
Avolta AG (2)*(a) 239,496 14,359,307
BKW AG (2)(a) 21,803 4,298,673
DSM-Firmenich AG (2)(a) 239,599 17,137,094
EFG International AG (2)(a) 3 64
Flughafen Zurich AG (Registered)
(2)(a) 77,036 24,122,748
Galderma Group AG (2)(a) 54,200 10,652,133
Givaudan SA (Registered) (2)(a) 5,292 17,894,910
Kuehne + Nagel International AG
(Registered) (2)(a) 122,752 28,110,851
Logitech International SA
(Registered) (2)(a) 126,123 11,712,354
SGS SA (Registered) (2)(a) 55,839 5,884,816
Sika AG (Registered) (2)(a) 133,498 22,096,358
Sonova Holding AG (Registered)
(2)(a) 91,558 20,876,456
Swissquote Group Holding SA
(Registered) (2)(a) 7,971 3,959,507
TE Connectivity plc (a)(b) 129,873 27,146,054
UBS Group AG (Registered) (2)(a) 695,545 27,121,661
Zurich Insurance Group AG (2)(a) 104,107 73,584,758
360,125,305
United Kingdom - 7 .8%
Aberdeen Group plc (2)(a) 284,630 721,058
Admiral Group plc (2)(a) 26,768 1,119,592
Barclays plc (2)(a) 9,863,625 51,621,121
Bellway plc (2)(a) 333,942 8,212,287
Burberry Group plc (2)*(a) 633,594 9,270,814
Centrica plc (2)(a) 11,968,504 33,888,073
Compass Group plc (2)(a) 3,725,271 103,938,519

Schedule of Investments
March 31, 2026 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - 7.8% (continued)
Diploma plc (2)(a) 1 80
easyJet plc (2)(a) 851,004 3,959,567
Entain plc (2)(a) 1,188,195 8,926,199
Games Workshop Group plc (2)(a) 9,301 2,198,727
Hiscox Ltd. (2)(a) 712,522 14,382,307
Howden Joinery Group plc (2)(a) 390,243 4,133,367
ICG plc (2)(a) 42,524 872,136
Inchcape plc 145,185 1,441,252
International Consolidated Airlines
Group SA (2)(a) 4,665,329 22,143,110
Intertek Group plc (2)(a) 44,382 2,159,582
ITV plc (2)(a) 8,928,471 9,029,912
Kingfisher plc (2)(a) 6,345,693 24,128,467
Lloyds Banking Group plc (2)(a) 30,883,176 38,277,698
M&G plc (2)(a) 397,661 1,444,478
NatWest Group plc (2)(a) 5,118,039 37,914,164
Next plc (2)(a) 45,067 7,614,019
Pearson plc (2)(a) 234,436 3,090,774
Pennon Group plc (a) 3,833 26,863
Persimmon plc (2)(a) 696,094 9,937,023
Reckitt Benckiser Group plc (2)(a) 230,683 15,511,204
RELX plc (2)(a) 810,514 26,554,360
Rightmove plc (2)(a) 588,402 3,366,433
Rolls-Royce Holdings plc (2)(a) 1,272,336 19,329,869
Rotork plc (2)(a) 248,369 1,032,751
Smiths Group plc (2)(a) 94,753 2,891,503
Taylor Wimpey plc (2)(a) 3,707,898 4,403,946
TechnipFMC plc (a)(b) 743,523 51,399,745
Tesco plc (2)(a) 3,514,079 22,086,096
Unilever plc (2)(a) 336,867 18,493,793
Vodafone Group plc (2)(a) 40,254,262 60,717,590
626,238,479
United States - 120 .3%
Abercrombie & Fitch Co., Class A
*(a)(b) 407,053 37,192,433
Acerinox SA (2)(a) 153,191 2,141,778
Acuity, Inc. (a) 20,113 5,636,065
Adobe, Inc. *(a)(b) 191,438 46,534,749
ADT, Inc. (a)(b) 1,762,830 11,581,793
Advanced Drainage Systems, Inc.
(a) 13,258 1,818,070
Advanced Energy Industries, Inc.
(a)(b) 46,557 15,024,409
Aegon Ltd. (2)(a) 960,994 7,027,966
Affirm Holdings, Inc., Class A *(a) 79,102 3,624,454
AGCO Corp. (a) 50,306 5,828,956
Agilent Technologies, Inc. (a) 271,049 30,894,165
Air Lease Corp., Class A (a) 38,338 2,489,670
Airbnb, Inc., Class A *(a)(b) 397,638 50,213,727
Albemarle Corp. (a)(b) 110,791 19,890,308
Alcoa Corp. (a)(b) 242,474 16,083,300
Alcon AG (2)(a) 82,756 6,255,545
Alexandria Real Estate Equities,
Inc., REIT (a) 130,106 6,039,521
Allegion plc (a)(b) 58,655 8,521,985
Ally Financial, Inc. (a)(b) 432,434 16,964,386
Alnylam Pharmaceuticals, Inc. *(a)
(b) 77,579 25,668,564
Amazon.com, Inc. *(a)(b) 73,474 15,302,430
INVESTMENTS SHARES VALUE ($)
United States - 120.3% (continued)
Amdocs Ltd. (a) 290,389 18,950,786
Ameren Corp. (a)(b) 224,619 24,690,120
American Airlines Group, Inc. *(a) 3 32
American Electric Power Co., Inc.
(a)(b) 93,083 12,201,320
American Financial Group, Inc. (a) 36,302 4,636,128
American Homes 4 Rent, Class A,
REIT (a)(b) 810,756 22,636,308
American International Group, Inc.
(a)(b) 218,738 16,460,035
American Tower Corp., REIT (a)(b) 53,284 9,195,753
American Water Works Co., Inc.
(a)(b) 46,194 6,286,541
Ameriprise Financial, Inc. (a)(b) 109,099 48,483,596
AMETEK, Inc. (a)(b) 51,470 11,033,109
Amphenol Corp., Class A (a)(b) 225,644 28,510,119
Analog Devices, Inc. (a)(b) 28,222 8,978,547
Antero Resources Corp. *(a)(b) 275,957 11,711,615
Aon plc, Class A (a)(b) 80,179 25,880,178
Applied Industrial Technologies, Inc.
(a)(b) 95,008 25,207,523
AptarGroup, Inc. (a)(b) 89,058 11,223,089
Aramark (a)(b) 868,771 35,219,976
Arch Capital Group Ltd. *(a)(b) 243,805 23,402,842
Arista Networks, Inc. *(a)(b) 179,489 22,037,659
Armstrong World Industries, Inc. (a) 52,448 8,643,430
Arrow Electronics, Inc. *(a)(b) 114,092 16,361,934
ASGN, Inc. *(a)(b) 400,064 15,486,477
Assured Guaranty Ltd. (a) 56,718 4,621,383
ATI, Inc. *(a)(b) 61,828 8,993,501
Atmos Energy Corp. (a)(b) 73,283 13,536,836
Autodesk, Inc. *(a)(b) 142,960 34,224,624
AutoNation, Inc. *(a)(b) 96,149 18,774,054
Avnet, Inc. (a)(b) 350,551 21,600,953
Axis Capital Holdings Ltd. (a) 382,399 38,779,083
Ball Corp. (a)(b) 208,556 12,327,745
Bank of America Corp. (a)(b) 1,030,913 50,257,009
Bank of New York Mellon Corp.
(The) (a)(b) 230,270 27,316,930
Bath & Body Works, Inc. (a)(b) 883,635 16,497,465
BellRing Brands, Inc. *(a)(b) 919,523 14,795,125
Biogen, Inc. *(a)(b) 90,075 16,513,450
BioMarin Pharmaceutical, Inc. *(a)
(b) 446,215 25,206,685
Blackrock, Inc. (a)(b) 35,954 34,577,321
Boeing Co. (The) *(a) 48,196 9,592,450
Booking Holdings, Inc. (a)(b) 18,550 78,101,436
BorgWarner, Inc. (a)(b) 336,939 18,282,310
Boston Beer Co., Inc. (The), Class
A *(a)(b) 21,973 5,062,579
Boston Scientific Corp. *(a)(b) 501,339 31,459,022
BP plc (2)(a) 7,271,790 56,914,870
Bright Horizons Family Solutions,
Inc. *(a)(b) 427,118 35,079,201
Brink's Co. (The) (a)(b) 39,114 4,053,384
Bristol-Myers Squibb Co. (a) 1,323,140 80,248,441
Broadcom, Inc. (a)(b) 111,709 34,575,053
Broadridge Financial Solutions, Inc.
(a)(b) 256,213 41,629,488
Bruker Corp. (a) 200,789 7,252,499

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 120.3% (continued)
Brunswick Corp. (a)(b) 177,878 12,942,403
Burlington Stores, Inc. *(a)(b) 116,994 38,067,508
CACI International, Inc., Class A
*(a) 9,149 4,975,867
Capital One Financial Corp. (a)(b) 259,991 47,430,158
CarMax, Inc. *(a)(b) 608,780 25,313,072
Carnival Corp. (a)(b) 898,592 23,255,561
Carpenter Technology Corp. (a)(b) 62,593 24,671,031
Carrier Global Corp. (a)(b) 396,770 22,342,119
Casey's General Stores, Inc. (a) 5,613 4,085,478
CCC Intelligent Solutions Holdings,
Inc. *(a) 983,365 5,900,190
CDW Corp. (a)(b) 144,422 17,477,950
Centene Corp. *(a)(b) 1,274,028 41,711,677
CH Robinson Worldwide, Inc. (a)(b) 50,815 8,438,847
Chemed Corp. (a)(b) 48,114 18,174,582
Cheniere Energy, Inc. (a)(b) 112,180 31,832,197
Chewy, Inc., Class A *(a)(b) 1,984,960 53,593,920
Chipotle Mexican Grill, Inc., Class
A *(a)(b) 643,568 20,600,612
Chord Energy Corp. (a)(b) 175,239 24,915,481
Chubb Ltd. (a)(b) 203,728 66,401,067
Church & Dwight Co., Inc. (a)(b) 55,692 5,197,177
Ciena Corp. *(a) 4,375 1,698,506
Cigna Group (The) (a)(b) 128,281 34,218,957
Citigroup, Inc. (a)(b) 122,189 13,857,454
Clean Harbors, Inc. *(a) 19,750 5,662,918
Clorox Co. (The) (a)(b) 71,945 7,455,660
CNA Financial Corp. (a)(b) 228,586 10,496,669
CNO Financial Group, Inc. (a) 99,829 4,098,979
Coca-Cola Consolidated, Inc. (a)(b) 93,924 18,008,988
Comfort Systems USA, Inc. (a)(b) 44,592 61,491,922
Commerce Bancshares, Inc. (a) 138,969 6,837,275
Commercial Metals Co. (a)(b) 277,195 17,028,089
Commvault Systems, Inc. *(a)(b) 146,735 11,429,189
Conagra Brands, Inc. (a) 587,504 9,235,563
Concentrix Corp. (a)(b) 531,267 14,535,465
ConocoPhillips (a)(b) 297,462 39,264,984
Consolidated Edison, Inc. (a)(b) 118,334 13,393,042
Constellation Energy Corp. (a)(b) 35,704 9,970,342
Cooper Cos., Inc. (The) *(a)(b) 454,660 32,508,190
Copart, Inc. *(a)(b) 620,085 20,586,822
COPT Defense Properties, REIT (a) 247,143 7,562,576
Corning, Inc. (a) 13,348 1,814,928
Corpay, Inc. *(a)(b) 31,862 9,271,523
Corteva, Inc. (a)(b) 85,737 7,177,044
Costco Wholesale Corp. (a)(b) 56,445 56,243,491
Crane Co. (a)(b) 163,449 27,949,779
Credo Technology Group Holding
Ltd. *(a) 27,809 2,610,431
CRH plc (a)(b) 218,088 22,925,411
Crown Holdings, Inc. (a)(b) 284,109 28,481,927
Cummins, Inc. (a)(b) 45,976 24,736,008
Curtiss-Wright Corp. (a) 41,057 27,964,744
Danaher Corp. (a) 279,281 52,951,678
Darden Restaurants, Inc. (a)(b) 78,958 15,478,926
Darling Ingredients, Inc. *(a)(b) 230,337 14,246,343
Datadog, Inc., Class A *(a)(b) 190,093 22,440,479
DaVita, Inc. *(a) 39,822 6,120,243
Deckers Outdoor Corp. *(a)(b) 56,446 5,649,680
INVESTMENTS SHARES VALUE ($)
United States - 120.3% (continued)
Dell Technologies, Inc., Class C (a)
(b) 61,773 10,138,802
Delta Air Lines, Inc. (a)(b) 255,034 16,954,660
Dexcom, Inc. *(a)(b) 93,074 5,845,047
Docusign, Inc., Class A *(a)(b) 509,064 24,134,724
Dolby Laboratories, Inc., Class A
(a)(b) 180,569 10,844,974
Dollar General Corp. (a) 392,096 46,553,558
Domino's Pizza, Inc. (a)(b) 103,938 37,291,915
DoubleVerify Holdings, Inc. *(a)(b) 819,496 7,785,212
Dover Corp. (a)(b) 211,981 44,187,439
Dow, Inc. (a)(b) 551,779 22,981,595
DR Horton, Inc. (a)(b) 185,800 25,495,476
DraftKings, Inc., Class A *(a)(b) 1,123,511 24,290,308
Dynatrace, Inc. *(a) 337,909 12,495,875
Eagle Materials, Inc. (a)(b) 25,387 4,809,567
East West Bancorp, Inc. (a)(b) 171,484 18,307,632
Ecolab, Inc. (a)(b) 68,237 18,152,407
Edison International (a) 1,248,163 91,340,568
Edwards Lifesciences Corp. *(a)(b) 176,099 14,102,008
Elastic NV *(a)(b) 633,780 31,682,662
Elevance Health, Inc. (a)(b) 23,026 6,740,862
elf Beauty, Inc. *(a)(b) 368,585 22,339,937
EMCOR Group, Inc. (a)(b) 62,666 46,266,934
Encompass Health Corp. (a) 26,170 2,531,424
EnerSys (a)(b) 88,894 15,442,666
Ensign Group, Inc. (The) (a) 8,781 1,769,372
EOG Resources, Inc. (a)(b) 209,892 30,344,086
EPAM Systems, Inc. *(a)(b) 119,582 16,191,403
EPR Properties, REIT (a) 152,911 7,639,434
EQT Corp. (a)(b) 102,523 6,524,564
Equifax, Inc. (a)(b) 178,507 32,143,755
Equinix, Inc., REIT (a)(b) 26,335 25,814,620
Essent Group Ltd. (a)(b) 124,751 7,290,448
Evercore, Inc., Class A (a)(b) 104,251 31,119,966
Everest Group Ltd. (a)(b) 108,980 35,620,113
Everpure, Inc., Class A *(a)(b) 119,147 7,034,439
Eversource Energy (a)(b) 149,260 10,340,733
Exelixis, Inc. *(a)(b) 899,823 38,593,408
ExlService Holdings, Inc. *(a)(b) 1,354,961 41,258,562
Expand Energy Corp. (a)(b) 212,364 23,313,320
Expedia Group, Inc. (a)(b) 84,134 19,425,699
Experian plc (2)(a) 151,544 5,242,588
Exponent, Inc. (a) 95,830 6,252,908
Exxon Mobil Corp. (a)(b) 85,206 14,456,050
Federal Realty Investment Trust,
REIT (a) 187,221 19,884,742
Federated Hermes, Inc., Class B
(a)(b) 75,915 4,305,140
FedEx Corp. (a)(b) 176,298 62,793,822
Fidelity National Financial, Inc. (a)
(b) 889,866 41,271,985
Fidelity National Information
Services, Inc. (a)(b) 761,097 35,703,060
First Financial Bankshares, Inc. (a)
(b) 200,206 5,896,067
First Hawaiian, Inc. (a)(b) 257,470 6,344,061
First Horizon Corp. (a)(b) 868,341 19,763,441
First Industrial Realty Trust, Inc.,
REIT (a) 122,911 7,110,401

Schedule of Investments
March 31, 2026 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 120.3% (continued)
FirstCash Holdings, Inc. (a)(b) 44,141 8,298,508
Fiserv, Inc. *(a) 97,856 5,460,365
Five Below, Inc. *(a)(b) 136,147 31,106,867
Flex Ltd. *(a) 33,713 2,206,853
Fluor Corp. *(a)(b) 221,851 10,349,349
FMC Corp. (a) 637,503 10,977,802
Ford Motor Co. (a)(b) 1,912,384 22,068,911
Fortinet, Inc. *(a)(b) 428,081 34,982,779
Freeport-McMoRan, Inc. (a)(b) 557,063 32,744,163
Freshpet, Inc. *(a)(b) 49,821 2,937,446
Gap, Inc. (The) (a) 852,467 20,629,701
Gartner, Inc. *(a)(b) 320,552 50,756,204
Gates Industrial Corp. plc *(a)(b) 341,200 7,714,532
GE Aerospace (a)(b) 191,717 54,403,533
GE Vernova, Inc. (a)(b) 47,581 41,533,455
General Dynamics Corp. (a)(b) 82,358 28,266,913
General Mills, Inc. (a)(b) 2,221,012 82,666,067
General Motors Co. (a)(b) 539,955 40,226,648
Genpact Ltd. (a)(b) 1,434,888 53,449,578
Genuine Parts Co. (a)(b) 215,184 22,755,708
GFL Environmental, Inc. (a) 218,279 9,105,550
Gitlab, Inc., Class A *(a)(b) 469,811 10,166,710
GLOBALFOUNDRIES, Inc. *(a)(b) 159,383 7,089,356
Goldman Sachs Group, Inc. (The)
(a)(b) 16,124 13,640,743
Goodyear Tire & Rubber Co. (The)
*(a)(b) 3,028,201 20,076,973
Graham Holdings Co., Class B (a)
(b) 5,871 6,207,173
Greif, Inc., Class A (a) 71,927 4,824,144
GSK plc (2)(a) 235,515 6,487,373
Haemonetics Corp. *(a)(b) 555,164 31,289,043
Halliburton Co. (a) 47,550 1,853,975
Halozyme Therapeutics, Inc. *(a)(b) 85,283 5,511,840
Hanover Insurance Group, Inc.
(The) (a) 23,473 4,069,045
Hasbro, Inc. (a)(b) 178,549 16,712,186
Hayward Holdings, Inc. *(a)(b) 59,785 799,923
HealthEquity, Inc. *(a)(b) 370,546 30,966,529
Hewlett Packard Enterprise Co. (a)
(b) 1,523,277 36,269,225
HF Sinclair Corp. (a) 33,949 2,118,078
Hilton Grand Vacations, Inc. *(a) 34 1,330
Hilton Worldwide Holdings, Inc. (a)
(b) 33,413 10,160,225
Holcim AG (2)(a) 245,611 20,302,686
Honeywell International, Inc. (a)(b) 83,831 18,948,321
Host Hotels & Resorts, Inc., REIT
(a) 560,304 10,735,425
HubSpot, Inc. *(a)(b) 61,647 15,048,033
Huntington Ingalls Industries, Inc.
(a)(b) 84,680 32,169,932
Huntsman Corp. (a) 514,354 6,846,052
Illinois Tool Works, Inc. (a) 71,836 18,698,192
Illumina, Inc. *(a)(b) 169,515 20,894,419
Ingredion, Inc. (a) 156,906 17,677,030
Insulet Corp. *(a)(b) 165,171 34,659,483
InterContinental Hotels Group plc
(2)(a) 173,105 22,828,198
INVESTMENTS SHARES VALUE ($)
United States - 120.3% (continued)
International Business Machines
Corp. (a)(b) 161,487 39,142,834
International Flavors & Fragrances,
Inc. (a)(b) 74,699 5,419,412
Invesco Ltd. (a)(b) 678,881 16,490,019
Invitation Homes, Inc., REIT (a) 191,222 4,751,867
IQVIA Holdings, Inc. *(a)(b) 111,311 18,982,978
Iron Mountain, Inc., REIT (a)(b) 265,752 27,143,909
ITT, Inc. (a)(b) 241,610 46,033,953
J M Smucker Co. (The) (a) 58,130 5,606,057
Jacobs Solutions, Inc. (a) 47,785 6,082,075
Jazz Pharmaceuticals plc *(a)(b) 159,489 30,151,395
JB Hunt Transport Services, Inc.
(a)(b) 234,075 49,600,493
Jefferies Financial Group, Inc. (a)(b) 563,250 23,245,328
Johnson Controls International plc
(a) 23,941 3,135,074
Jones Lang LaSalle, Inc. *(a)(b) 66,730 20,307,274
Keysight Technologies, Inc. *(a)(b) 25,511 7,203,541
Kinder Morgan, Inc. (a)(b) 1,203,346 40,348,191
Kirby Corp. *(a)(b) 23,189 3,081,354
KKR & Co., Inc. (a)(b) 338,191 31,282,668
Knight-Swift Transportation
Holdings, Inc., Class A (a)(b) 549,388 31,633,761
Kyndryl Holdings, Inc. *(a)(b) 827,013 10,850,411
Lamar Advertising Co., Class A,
REIT (a)(b) 184,169 23,326,846
Lamb Weston Holdings, Inc. (a) 179,537 7,587,234
Landstar System, Inc. (a)(b) 146,818 23,536,394
Las Vegas Sands Corp. (a)(b) 505,765 27,250,618
Lear Corp. (a)(b) 106,052 12,840,776
Leonardo DRS, Inc. (a)(b) 316,104 14,072,950
Lincoln Electric Holdings, Inc. (a) 80,082 19,946,825
Linde plc (a)(b) 54,274 26,906,878
Lineage, Inc., REIT (a) 173,276 5,676,522
Littelfuse, Inc. (a)(b) 26,674 9,051,822
LivaNova plc *(a)(b) 202,550 12,874,078
Lockheed Martin Corp. (a)(b) 74,368 44,947,276
Louisiana-Pacific Corp. (a)(b) 89,202 6,489,446
Lululemon Athletica, Inc. *(a)(b) 83,094 12,721,691
Lumentum Holdings, Inc. *(a)(b) 36,849 25,896,003
Lyft, Inc., Class A *(a)(b) 418,131 5,561,142
LyondellBasell Industries NV, Class
A (a)(b) 368,122 29,655,908
Macy's, Inc. (a) 3,254 58,865
Manhattan Associates, Inc. *(a)(b) 372,243 49,552,988
ManpowerGroup, Inc. (a)(b) 417,441 12,297,812
MarketAxess Holdings, Inc. (a)(b) 171,195 28,243,751
Marsh & McLennan Cos., Inc. (a)(b) 181,899 31,550,382
Marzetti Co. (The) (a)(b) 122,850 16,993,841
Matador Resources Co. (a)(b) 408,681 25,820,466
Match Group, Inc. (a) 361,082 11,088,828
Mattel, Inc. *(a)(b) 691,348 10,045,286
McCormick & Co., Inc. (Non-Voting)
(a) 56,878 2,868,926
Medical Properties Trust, Inc., REIT
(a)(b) 1,767,966 8,185,683
Medpace Holdings, Inc. *(a)(b) 69,954 33,591,211
Merck & Co., Inc. (a)(b) 217,744 26,192,426
MetLife, Inc. (a)(b) 305,707 21,619,599

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 120.3% (continued)
Mettler-Toledo International, Inc.
*(a) 5,988 7,552,066
MGIC Investment Corp. (a)(b) 1,004,512 26,368,440
MGM Resorts International *(a)(b) 111,855 4,139,754
Microchip Technology, Inc. (a)(b) 315,947 20,413,336
Micron Technology, Inc. (a) 122,297 41,316,818
MKS, Inc. (a) 30,029 6,900,964
Mohawk Industries, Inc. *(a)(b) 363,486 35,788,832
Molina Healthcare, Inc. *(a)(b) 218,496 29,125,517
Molson Coors Beverage Co., Class
B (a)(b) 296,978 12,787,873
MongoDB, Inc., Class A *(a)(b) 63,620 15,572,267
Morningstar, Inc. (a) 5,170 873,989
Mosaic Co. (The) (a)(b) 1,009,041 25,730,546
MSCI, Inc., Class A (a)(b) 52,795 28,457,033
Mueller Industries, Inc. (a)(b) 352,684 39,077,387
Nasdaq, Inc. (a)(b) 191,664 16,270,357
Natera, Inc. *(a)(b) 38,518 7,703,215
Nestle SA (Registered) (2)(a) 594,557 58,320,722
Neurocrine Biosciences, Inc. *(a)(b) 349,838 46,087,658
New York Times Co. (The), Class
A (a) 570,036 47,729,114
Newell Brands, Inc. (a)(b) 2,641,041 9,058,771
Newmont Corp. (a)(b) 306,661 33,196,053
News Corp., Class A (a)(b) 628,188 15,660,727
NNN REIT, Inc., REIT (a)(b) 120,240 5,053,687
Northern Trust Corp. (a)(b) 74,547 10,404,525
Nucor Corp. (a) 56,735 9,593,889
Nutanix, Inc., Class A *(a)(b) 1,237,525 47,038,325
nVent Electric plc (a)(b) 217,323 25,704,964
NVIDIA Corp. (a)(b) 112,578 19,633,603
NVR, Inc. *(a)(b) 1,071 7,057,708
Occidental Petroleum Corp. (a)(b) 1,054,858 68,565,770
OGE Energy Corp. (a) 115,890 5,558,084
Old Dominion Freight Line, Inc. (a)
(b) 86,753 16,951,536
Old Republic International Corp.
(a)(b) 485,008 19,351,819
Ollie's Bargain Outlet Holdings, Inc.
*(a)(b) 175,387 16,142,619
Omnicom Group, Inc. (a)(b) 325,233 24,493,297
ON Semiconductor Corp. *(a)(b) 107,971 6,685,564
OneMain Holdings, Inc. (a)(b) 459,382 24,572,343
O'Reilly Automotive, Inc. *(a)(b) 62,871 5,803,622
Oshkosh Corp. (a)(b) 81,182 11,950,802
Otis Worldwide Corp. (a)(b) 25,220 1,943,958
Ovintiv, Inc. (a)(b) 422,054 25,053,125
Owens Corning (a)(b) 252,228 27,296,114
PACCAR, Inc. (a)(b) 167,927 19,395,569
Palantir Technologies, Inc., Class
A *(a)(b) 112,677 16,482,392
Paramount Skydance Corp., Class
B (a) 23,764 214,351
Paylocity Holding Corp. *(a)(b) 66,831 7,220,421
PBF Energy, Inc., Class A (a)(b) 168,981 8,046,875
Pegasystems, Inc. (a) 251,998 10,725,035
Penn Entertainment, Inc. *(a) 219,347 3,296,785
Penske Automotive Group, Inc. (a) 22,052 3,297,215
PepsiCo, Inc. (a)(b) 324,558 50,400,612
INVESTMENTS SHARES VALUE ($)
United States - 120.3% (continued)
Permian Resources Corp., Class
A (a) 302,806 6,455,824
Pfizer, Inc. (a)(b) 278,874 7,830,782
PG&E Corp. (a) 6,108,452 107,325,502
Philip Morris International, Inc. (a)
(b) 162,107 26,802,771
Phillips 66 (a)(b) 253,060 46,102,471
Pilgrim's Pride Corp. (a)(b) 132,020 4,985,075
Pinnacle Financial Partners, Inc.
(a)(b) 331,318 28,539,733
Planet Fitness, Inc., Class A *(a)(b) 287,383 21,375,548
PNC Financial Services Group, Inc.
(The) (a)(b) 288,108 59,952,394
Polaris, Inc. (a)(b) 118,359 6,450,566
Portland General Electric Co. (a)(b) 131,927 6,961,788
Principal Financial Group, Inc. (a)
(b) 249,418 22,475,056
Procore Technologies, Inc. *(a)(b) 488,364 27,836,748
Procter & Gamble Co. (The) (a)(b) 175,970 25,417,107
Progressive Corp. (The) (a) 161,749 32,065,122
Prologis, Inc., REIT (a)(b) 156,588 20,697,802
Prosperity Bancshares, Inc. (a)(b) 608,268 40,863,444
Prudential Financial, Inc. (a) 52,596 5,138,103
QUALCOMM, Inc. (a)(b) 200,902 25,872,160
Ralph Lauren Corp., Class A (a) 65,996 22,701,964
Rambus, Inc. *(a)(b) 19,945 1,715,868
Raymond James Financial, Inc. (a) 9,601 1,390,129
RBC Bearings, Inc. *(a)(b) 16,089 8,738,258
Regency Centers Corp., REIT (a)(b) 91,839 6,948,539
Regeneron Pharmaceuticals, Inc.
(a)(b) 75,942 58,675,827
Reinsurance Group of America, Inc.
(a)(b) 170,423 34,793,560
RenaissanceRe Holdings Ltd. (a)(b) 59,766 17,764,248
Republic Services, Inc., Class A (a) 90,614 19,846,278
Reynolds Consumer Products, Inc.
(a)(b) 327,058 6,927,088
Robert Half, Inc. (a)(b) 649,256 16,491,102
ROBLOX Corp., Class A *(a)(b) 402,279 22,752,900
Roivant Sciences Ltd. *(a)(b) 334,847 9,275,262
Roku, Inc., Class A *(a)(b) 198,167 18,750,562
Roper Technologies, Inc. (a) 104,351 36,925,645
Ross Stores, Inc. (a)(b) 62,543 13,548,690
Royal Caribbean Cruises Ltd. (a)(b) 85,426 23,507,527
Royal Gold, Inc. (a) 7,921 2,015,815
Royalty Pharma plc, Class A (a)(b) 438,155 21,018,295
RPM International, Inc. (a)(b) 75,756 7,530,146
RTX Corp. (a)(b) 30,946 5,969,483
Rubrik, Inc., Class A *(a)(b) 193,824 9,491,561
Ryder System, Inc. (a)(b) 68,635 14,050,271
S&P Global, Inc. (a)(b) 108,755 46,257,852
Sandisk Corp. *(a)(b) 10,922 6,939,183
Sanofi SA (2)(a) 1,058,834 102,251,417
Sarepta Therapeutics, Inc. *(a)(b) 279,114 6,073,521
Science Applications International
Corp. (a)(b) 320,739 30,444,546
Seagate Technology Holdings plc
(a)(b) 102,118 40,005,748
Selective Insurance Group, Inc. (a)
(b) 477,777 36,019,608

Schedule of Investments
March 31, 2026 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 120.3% (continued)
Sempra (a)(b) 209,650 20,371,691
SentinelOne, Inc., Class A *(a)(b) 1,773,897 22,847,793
Service Corp. International (a) 55,389 4,570,146
ServiceNow, Inc. *(a)(b) 21,985 2,298,532
Signify NV (2)(a)(c) 47,422 1,010,051
SiteOne Landscape Supply, Inc.
*(a)(b) 206,579 27,497,731
Skyworks Solutions, Inc. (a)(b) 206,089 11,036,066
Smithfield Foods, Inc. (a) 142,293 3,979,935
Smurfit Westrock plc (a)(b) 731,979 29,169,363
Snowflake, Inc., Class A *(a)(b) 325,268 49,056,920
Solventum Corp. *(a)(b) 152,646 9,967,784
Sonoco Products Co. (a)(b) 41,999 2,271,726
Sotera Health Co. *(a) 581,037 8,332,071
SOUTHSTATE BANK Corp. (a)(b) 221,499 20,493,087
Sprouts Farmers Market, Inc. *(a)
(b) 242,778 18,725,467
SS&C Technologies Holdings, Inc.
(a)(b) 93,797 6,337,863
State Street Corp. (a) 94,069 11,905,373
STERIS plc (a)(b) 85,532 18,913,691
Sterling Infrastructure, Inc. *(a)(b) 7,102 2,892,432
Stifel Financial Corp. (a)(b) 977,437 72,252,143
Stryker Corp. (a) 126,833 41,676,055
Sunbelt Rentals Holdings, Inc. (2) 120,955 7,715,883
Synchrony Financial (a)(b) 286,231 19,469,433
Take-Two Interactive Software, Inc.
*(a)(b) 234,894 46,391,565
Target Corp. (a)(b) 52,190 6,325,428
Taylor Morrison Home Corp., Class
A *(a)(b) 250,686 14,599,953
TD SYNNEX Corp. (a)(b) 212,132 35,788,790
Tenet Healthcare Corp. *(a)(b) 46,442 8,764,070
Teradyne, Inc. (a)(b) 93,922 27,844,116
Texas Capital Bancshares, Inc. *(a)
(b) 322,699 30,617,681
Texas Roadhouse, Inc., Class A (a)
(b) 323,266 53,384,147
Textron, Inc. (a)(b) 311,445 27,270,124
TJX Cos., Inc. (The) (a)(b) 552,053 88,162,864
T-Mobile US, Inc. (a)(b) 335,857 70,540,046
Toro Co. (The) (a) 313,033 29,249,804
Tradeweb Markets, Inc., Class A
(a)(b) 228,379 26,871,073
TransUnion (a)(b) 196,865 13,621,089
Travel + Leisure Co. (a) 59,501 4,116,874
Travelers Cos., Inc. (The) (a)(b) 136,577 39,836,779
Trex Co., Inc. *(a)(b) 365,974 13,328,773
Truist Financial Corp. (a) 93,007 4,275,532
TTM Technologies, Inc. *(a)(b) 144,578 14,084,789
Tyson Foods, Inc., Class A (a)(b) 815,517 52,250,174
Uber Technologies, Inc. *(a)(b) 387,577 27,878,414
Ubiquiti, Inc. (a)(b) 10,552 8,339,140
Ulta Beauty, Inc. *(a)(b) 35,258 18,429,709
Ultragenyx Pharmaceutical, Inc.
*(a)(b) 811,441 16,999,689
Union Pacific Corp. (a)(b) 37,921 9,200,393
United Airlines Holdings, Inc. *(a)(b) 286,810 26,406,597
United Bankshares, Inc. (a) 121,454 5,030,625
INVESTMENTS SHARES VALUE ($)
United States - 120.3% (continued)
United Parcel Service, Inc., Class
B (a)(b) 120,830 11,887,255
United Therapeutics Corp. *(a)(b) 40,453 23,987,820
Universal Health Services, Inc.,
Class B (a)(b) 40,126 7,181,350
US Bancorp (a) 115,220 5,992,592
Ventas, Inc., REIT (a) 288,012 23,553,621
Veralto Corp. (a) 236,759 20,934,231
VeriSign, Inc. (a)(b) 263,946 65,553,629
Verizon Communications, Inc. (a)(b) 408,806 20,522,061
Versant Media Group, Inc. *(a) 636,094 23,548,200
Vertex Pharmaceuticals, Inc. *(a) 10,684 4,770,833
Vertiv Holdings Co., Class A (a)(b) 128,869 32,291,994
VF Corp. (a)(b) 612,361 10,404,013
VICI Properties, Inc., Class A, REIT
(a)(b) 371,858 10,159,161
Viking Holdings Ltd. *(a)(b) 675,470 49,633,536
Virtu Financial, Inc., Class A (a) 152,413 6,703,124
Walmart, Inc. (a)(b) 496,827 61,745,660
Walt Disney Co. (The) (a)(b) 21,590 2,080,844
Warner Music Group Corp., Class
A (a) 238,640 6,094,866
Waste Connections, Inc. (a) 79,885 12,976,519
Watts Water Technologies, Inc.,
Class A (a) 19,462 5,649,624
Wells Fargo & Co. (a)(b) 312,267 24,859,576
WESCO International, Inc. (a)(b) 50,384 13,786,070
West Pharmaceutical Services, Inc.
(a)(b) 43,505 10,904,093
Western Alliance Bancorp (a)(b) 26,314 1,864,347
Western Digital Corp. (a)(b) 103,629 28,030,608
Westinghouse Air Brake
Technologies Corp. (a)(b) 111,797 27,939,188
WEX, Inc. *(a)(b) 77,856 11,915,082
Weyerhaeuser Co., REIT (a) 206,688 5,049,388
Woodward, Inc. (a)(b) 33,946 12,149,952
Xylem, Inc. (a)(b) 40,422 4,830,429
Zoetis, Inc., Class A (a)(b) 101,848 12,039,452
Zoom Communications, Inc., Class
A *(a)(b) 284,416 22,864,202
Zscaler, Inc. *(a)(b) 111,481 15,639,669
9,703,754,890
TOTAL COMMON STOCKS
(Cost $15,118,915,156) 16,393,184,374
SHORT-TERM INVESTMENTS - 52.0%
INVESTMENT COMPANIES - 23 .6%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.52% (d)(e) 15,896,039 15,896,039
Limited Purpose Cash Investment
Fund, 3.65% (d)(f) 1,888,115,788 1,888,115,788
TOTAL INVESTMENT COMPANIES
(Cost $1,903,983,370) 1,904,011,827
—

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 28 .4%
U.S. Treasury Bills
3.73%, 4/23/2026 (2)(g) $ 86,194,000 86,002,811
3.71%, 4/30/2026 (2)(g) 165,908,000 165,422,902
3.77%, 5/7/2026 (2)(g) 90,000,000 89,672,175
3.78%, 5/21/2026 (2)(g) 81,848,000 81,435,577
3.70%, 6/4/2026 (2)(g) 170,000,000 168,907,833
3.65%, 6/11/2026 (2)(g) 73,418,000 72,897,123
3.54%, 7/9/2026 (2)(g) 140,000,000 138,611,882
3.55%, 7/23/2026 (2)(g) 150,000,000 148,308,924
3.54%, 7/30/2026 (2)(g) 150,000,000 148,195,641
3.57%, 8/6/2026 (2)(g) 180,000,000 177,720,509
3.56%, 8/13/2026 (2)(g)(h) 195,000,000 192,382,958
3.56%, 8/20/2026 (2)(g) 190,000,000 187,320,268
3.59%, 8/27/2026 (2)(g)(h) 180,000,000 177,339,701
3.60%, 9/3/2026 (2)(g)(h) 60,000,000 59,071,903
3.60%, 9/10/2026 (2)(g)(h) 120,000,000 118,062,426
3.64%, 9/17/2026 (2)(g)(h) 150,000,000 147,469,718
3.70%, 9/24/2026 (2)(g)(h) 40,000,000 39,301,006
3.67%, 10/1/2026 (2)(g) 100,000,000 98,175,083
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,296,746,140) 2,296,298,440
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,200,729,510) 4,200,310,267
TOTAL LONG POSITIONS
(Cost $19,319,644,666) 20,593,494,641
SHARES
SHORT POSITIONS - (196.2)%
COMMON STOCKS - (195.3)%
Australia - ( 5 .5 ) %
ALS Ltd. (2) (190,095) (2,790,517)
Ampol Ltd. (2) (648,725) (15,046,188)
APA Group (2) (211,222) (1,455,047)
Atlas Arteria Ltd. (2) (1,129,526) (3,349,736)
BlueScope Steel Ltd. (2) (188,372) (3,409,651)
CAR Group Ltd. (2) (454,637) (7,257,538)
Cleanaway Waste Management
Ltd. (2) (851,837) (1,348,947)
Cochlear Ltd. (2) (139,006) (16,356,931)
Coles Group Ltd. (2) (919,681) (13,946,747)
Commonwealth Bank of Australia
(2) (133,941) (15,685,404)
CSL Ltd. (2) (212,404) (20,862,100)
Domino's Pizza Enterprises Ltd. (2) (44,064) (499,075)
Dyno Nobel Ltd. (2) (1,851,890) (4,032,678)
Endeavour Group Ltd. (2) (1,263,056) (2,859,079)
Fortescue Ltd. (2) (1,496,680) (21,386,960)
IDP Education Ltd. (2) (800,894) (2,293,050)
Insurance Australia Group Ltd. (1,101,350) (5,577,493)
Lendlease Corp. Ltd. (2) (529,958) (1,220,148)
Liontown Ltd. (2) (8,060,578) (9,838,470)
Lynas Rare Earths Ltd. (2) (1,584,060) (21,507,522)
Macquarie Group Ltd. (2) (105,579) (14,998,219)
Medibank Pvt Ltd. (2) (4,118,995) (12,463,187)
National Australia Bank Ltd. (2) (179,250) (5,184,927)
New Hope Corp. Ltd. (2) (545,112) (2,226,846)
NEXTDC Ltd. (2) (3,333,954) (26,654,886)
PLS Group Ltd. (2) (7,767,442) (28,440,749)
INVESTMENTS SHARES VALUE ($)
Australia - (5.5)% (continued)
Ramsay Health Care Ltd. (2) (816,461) (22,206,814)
REA Group Ltd. (2) (36,351) (3,982,556)
Reece Ltd. (2) (668,416) (6,219,725)
Rio Tinto plc (2) (23) (2,134)
SGH Ltd. (2) (45,320) (1,289,399)
Sonic Healthcare Ltd. (2) (143,366) (2,037,057)
Telix Pharmaceuticals Ltd. (2) (3,216,053) (30,790,493)
Treasury Wine Estates Ltd. (2) (9,920,671) (25,602,873)
Washington H Soul Pattinson & Co.
Ltd. (2) (580,332) (16,309,024)
Westpac Banking Corp. (2) (690,019) (19,068,861)
WiseTech Global Ltd. (2) (893,811) (24,115,528)
Woodside Energy Group Ltd. (2) (956,219) (22,698,280)
Woolworths Group Ltd. (2) (496,907) (12,548,016)
(447,562,855)
Austria - ( 0 .1 ) %
Mondi plc (2) (514,649) (5,818,429)
Belgium - ( 0 .8 ) %
Anheuser-Busch InBev SA/NV (2) (80,333) (5,557,927)
D'ieteren Group (2) (82,697) (15,311,597)
Elia Group SA/NV (2) (17,714) (2,720,856)
Financiere de Tubize SA (2) (17,092) (4,239,942)
Lotus Bakeries NV (2) (1,244) (14,045,710)
UCB SA (2) (78,740) (23,724,104)
(65,600,136)
Brazil - ( 0 .3 ) %
MercadoLibre, Inc. (6,360) (10,996,567)
Yara International ASA (2) (205,520) (12,013,554)
(23,010,121)
Canada - ( 6 .1 ) %
Algonquin Power & Utilities Corp. (117,631) (720,449)
Alimentation Couche-Tard, Inc. (157,409) (8,922,220)
AtkinsRealis Group, Inc. (223,233) (14,362,270)
BCE, Inc. (1,529,234) (38,585,374)
Bombardier, Inc., Class B (122,965) (21,746,711)
Brookfield Asset Management Ltd.,
Class A (588,326) (26,157,690)
Brookfield Corp., Class A (304,840) (12,352,693)
Brookfield Renewable Corp. (161,388) (6,431,853)
CAE, Inc. (264,263) (6,880,602)
Cameco Corp. (55,347) (6,018,902)
Canadian Imperial Bank of
Commerce (140,170) (13,284,460)
Canadian Tire Corp. Ltd., Class A (52,814) (7,102,612)
Canadian Utilities Ltd., Class A (62,369) (2,190,604)
Capital Power Corp. (291,170) (13,791,382)
Capstone Copper Corp. (1,520,146) (11,463,109)
CGI, Inc. (194,506) (14,219,869)
Dollarama, Inc. (36,541) (4,484,685)
Element Fleet Management Corp. (137,060) (2,972,540)
Equinox Gold Corp. (802,950) (11,596,050)
G Mining Ventures Corp. (130,069) (4,564,710)
Gildan Activewear, Inc. (236,668) (13,179,980)
Hudbay Minerals, Inc. (504,034) (10,554,605)
Hydro One Ltd. (c) (344,841) (14,241,331)
IGM Financial, Inc. (146,714) (6,990,298)
Keyera Corp. (370,795) (14,342,951)

Schedule of Investments
March 31, 2026 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Canada - (6.1)% (continued)
National Bank of Canada (120,214) (15,555,835)
NexGen Energy Ltd. (603,255) (6,999,163)
Open Text Corp. (1,158,673) (25,820,475)
Pembina Pipeline Corp. (163,732) (7,329,158)
RB Global, Inc. (156,735) (15,031,282)
Restaurant Brands International,
Inc. (257,165) (19,029,951)
Rogers Communications, Inc.,
Class B (1,616,330) (62,162,070)
Saputo, Inc. (179,277) (5,600,876)
Shopify, Inc., Class A (175,661) (20,842,933)
Sun Life Financial, Inc. (367,414) (23,017,849)
Triple Flag Precious Metals Corp. (14,497) (503,346)
(489,050,888)
Chile - ( 0 .3 ) %
Antofagasta plc (2) (302,751) (13,576,711)
Lundin Mining Corp. (398,694) (9,942,272)
(23,518,983)
China - ( 0 .6 ) %
Prosus NV (2) (944,130) (43,709,036)
Yangzijiang Shipbuilding Holdings
Ltd. (2) (2,479,700) (7,365,679)
(51,074,715)
Congo, Democratic Republic of the - ( 0 .1 ) %
Ivanhoe Mines Ltd., Class A (1,310,329) (11,199,635)
Denmark - ( 2 .0 ) %
ALK-Abello A/S (2) (39,317) (1,243,039)
Ambu A/S, Class B (2) (69,621) (744,060)
Carlsberg A/S, Class B (275,000) (34,164,450)
Coloplast A/S, Class B (2) (196,686) (13,398,041)
Demant A/S (2) (352,440) (10,680,177)
DSV A/S (2) (135,689) (32,770,015)
NKT A/S (2) (28,204) (3,671,624)
Novo Nordisk A/S, Class B (2) (429,791) (15,727,985)
Novonesis Novozymes, Class B (2) (544,144) (32,328,240)
Tryg A/S (623,972) (14,872,562)
(159,600,193)
Finland - ( 0 .7 ) %
Kesko OYJ, Class B (2) (33,793) (750,487)
Metso OYJ (2) (323,773) (5,611,083)
Neste OYJ (2) (97,740) (3,176,311)
Nokia OYJ (2) (2,057,812) (16,507,813)
Orion OYJ, Class B (2) (93,080) (7,523,332)
Stora Enso OYJ, Class R (2) (393,476) (4,620,550)
UPM-Kymmene OYJ (2) (527,587) (16,513,349)
Valmet OYJ (2) (66,409) (1,900,198)
(56,603,123)
France - ( 6 .8 ) %
Accor SA (2) (323,840) (15,532,397)
Aeroports de Paris SA (2) (63,774) (7,791,088)
Air Liquide SA (2) (57,687) (11,923,817)
Airbus SE (2) (245,256) (46,371,279)
Alstom SA (2) (481,352) (13,765,815)
Amundi SA (2)(c) (14,059) (1,208,200)
Arkema SA (2) (93,082) (6,390,810)
INVESTMENTS SHARES VALUE ($)
France - (6.8)% (continued)
AXA SA (2) (795,361) (36,548,080)
BioMerieux (2) (156,789) (16,750,368)
Bollore SE (2) (607,616) (3,474,359)
Bureau Veritas SA (2) (592,933) (17,747,320)
Capgemini SE (2) (171,682) (20,258,214)
Cie de Saint-Gobain SA (2) (372,422) (30,834,470)
Cie Generale des Etablissements
Michelin SCA (2) (1,422,227) (48,723,932)
Dassault Systemes SE (2) (1,778,081) (35,995,914)
Edenred SE (2) (346,195) (6,895,830)
Elis SA (2) (80,577) (2,281,815)
Engie SA (2) (1,630,518) (52,547,447)
EssilorLuxottica SA (2) (108,571) (25,299,769)
FDJ UNITED (2) (490,883) (14,446,158)
Gaztransport Et Technigaz SA (2) (21,732) (5,111,230)
Getlink SE (2) (515,353) (11,120,725)
Kering SA (2) (23,419) (7,111,497)
L'Oreal SA (2) (35,750) (14,596,385)
Pernod Ricard SA (2) (273,984) (20,373,964)
Publicis Groupe SA (2) (188,958) (15,639,962)
Remy Cointreau SA (2) (169,355) (7,323,373)
Rexel SA (2) (48,416) (1,918,534)
Sartorius Stedim Biotech (2) (50,636) (9,861,979)
Sodexo SA (2) (373,265) (19,160,463)
SPIE SA (2) (195,079) (9,768,705)
Technip Energies NV (2) (194,711) (8,228,012)
Teleperformance SE (2) (53,003) (3,114,609)
(548,116,520)
Germany - ( 6 .0 ) %
BASF SE (2) (1,145,552) (70,555,018)
Bayer AG (Registered) (2) (436,185) (20,185,870)
Bayerische Motoren Werke AG (2) (57,157) (5,287,408)
Beiersdorf AG (2) (96,606) (8,683,658)
Brenntag SE (2) (96,505) (6,537,081)
Carl Zeiss Meditec AG (2) (42,357) (1,217,462)
CTS Eventim AG & Co. KGaA (2) (279,830) (16,389,843)
Deutsche Post AG (2) (254,211) (13,398,681)
E.ON SE (2) (2,040,679) (44,693,868)
Heidelberg Materials AG (2) (43,208) (9,118,465)
Hensoldt AG (2) (276,765) (24,562,998)
HOCHTIEF AG (2) (15,764) (7,170,594)
Infineon Technologies AG (2) (1,272,838) (57,743,741)
Merck KGaA (2) (188,820) (23,990,294)
MTU Aero Engines AG (2) (93,681) (34,176,599)
RENK Group AG (2) (243,927) (14,579,930)
SAP SE (2) (145,191) (24,752,545)
Schaeffler AG (2) (678,198) (5,664,787)
Siemens AG (Registered) (2) (130,495) (31,793,031)
Siemens Healthineers AG (2)(c) (184,225) (7,860,154)
Symrise AG, Class A (2) (256,803) (21,928,867)
TeamViewer SE (2)(c) (864,066) (4,479,138)
Wacker Chemie AG (2) (33,518) (3,318,168)
Zalando SE (2)(c) (1,042,701) (25,473,956)
(483,562,156)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Italy - ( 4 .2 ) %
Banca Monte dei Paschi di Siena
SpA (2) (5,567,984) (48,583,611)
BPER Banca SpA (2) (3,516,285) (46,081,684)
Brunello Cucinelli SpA (2) (137,208) (11,991,179)
Coca-Cola HBC AG (2) (313,115) (17,637,519)
DiaSorin SpA (2) (76,988) (5,394,000)
ERG SpA (2) (78,029) (1,992,188)
Ferrari NV (2) (162,326) (55,077,854)
Generali (2) (151,048) (6,076,889)
Infrastrutture Wireless Italiane SpA
(2)(c) (352,426) (2,812,466)
Interpump Group SpA (2) (41,227) (1,574,080)
Italgas SpA (2) (2,286,699) (26,637,728)
Moncler SpA (2) (274,289) (16,514,545)
Prysmian SpA (2) (275,249) (32,504,453)
Recordati Industria Chimica e
Farmaceutica SpA (2) (109,289) (6,257,730)
Technoprobe SpA (2) (377,841) (6,332,080)
Telecom Italia SpA (2) (41,138,396) (28,883,421)
Terna - Rete Elettrica Nazionale (2) (2,283,707) (26,119,699)
(340,471,126)
Japan - ( 21 .7 ) %
Allegro MicroSystems, Inc. (267,660) (8,439,320)
Asics Corp. (2) (549,800) (14,781,437)
Azbil Corp. (2) (1,271,800) (11,112,450)
Bridgestone Corp. (2) (226,900) (4,728,203)
Capcom Co. Ltd. (2) (897,700) (18,970,133)
Chiba Bank Ltd. (The) (2) (2,011,200) (26,034,105)
Chugai Pharmaceutical Co. Ltd. (2) (703,400) (38,791,443)
Daifuku Co. Ltd. (2) (1,242,900) (43,885,656)
Daiwa Securities Group, Inc. (2) (946,100) (8,964,667)
Dentsu Group, Inc. (2) (160,900) (2,765,424)
Ebara Corp. (2) (974,200) (27,577,785)
Fast Retailing Co. Ltd. (2) (15,900) (6,282,192)
Fuji Electric Co. Ltd. (2) (160,200) (11,222,342)
FUJIFILM Holdings Corp. (2) (128,100) (2,441,029)
Fujikura Ltd. (2) (612,600) (16,847,745)
Hitachi Construction Machinery Co.
Ltd. (2) (322,300) (11,066,888)
Hoshizaki Corp. (2) (80,600) (2,594,688)
Ibiden Co. Ltd. (2) (1,210,700) (60,584,042)
IHI Corp. (2) (1,831,500) (37,789,352)
Inpex Corp. (2) (495,700) (14,662,557)
Isuzu Motors Ltd. (2) (654,100) (9,419,542)
ITOCHU Corp. (2) (4,923,500) (62,629,339)
Japan Post Insurance Co. Ltd. (2) (1,510,200) (15,231,270)
Kansai Electric Power Co., Inc.
(The) (2) (201,600) (3,351,817)
Kawasaki Heavy Industries Ltd. (2) (1,249,000) (23,490,123)
Kawasaki Kisen Kaisha Ltd. (2) (1,295,700) (21,885,180)
KDDI Corp. (2) (1,674,400) (28,509,558)
Keisei Electric Railway Co. Ltd. (2) (1,092,900) (8,177,036)
Keyence Corp. (2) (35,200) (12,527,939)
Kikkoman Corp. (2) (1,290,100) (11,712,514)
Kokusai Electric Corp. (2) (419,900) (14,198,791)
Komatsu Ltd. (2) (253,700) (10,102,481)
Konami Group Corp. (2) (122,700) (15,120,095)
Kubota Corp. (2) (2,448,700) (39,240,879)
Kyocera Corp. (2) (1,142,800) (17,523,176)
INVESTMENTS SHARES VALUE ($)
Japan - (21.7)% (continued)
Kyowa Kirin Co. Ltd. (2) (471,300) (7,713,318)
Lasertec Corp. (2) (175,300) (39,017,148)
M3, Inc. (2) (3,893,200) (39,961,236)
Makita Corp. (2) (142,700) (4,690,030)
Marubeni Corp. (2) (945,900) (34,602,860)
MEIJI Holdings Co. Ltd. (2) (518,000) (12,632,820)
Mitsubishi Corp. (2) (1,099,500) (37,719,413)
Mitsubishi HC Capital, Inc. (2) (1,377,200) (12,357,707)
Mitsui Kinzoku Co. Ltd. (2) (107,500) (20,391,120)
Mitsui OSK Lines Ltd. (2) (270,000) (11,221,417)
MonotaRO Co. Ltd. (2) (1,323,500) (14,346,105)
NIDEC Corp. (2) (853,800) (10,841,738)
Nintendo Co. Ltd. (2) (162,000) (9,247,874)
Nippon Paint Holdings Co. Ltd. (2) (2,642,400) (16,569,286)
Nippon Sanso Holdings Corp. (2) (1,514,600) (53,705,295)
Nissan Chemical Corp. (2) (292,600) (11,378,118)
Nissan Motor Co. Ltd. (2) (591,600) (1,282,216)
Nissin Foods Holdings Co. Ltd. (2) (1,272,900) (24,159,272)
Nitori Holdings Co. Ltd. (2) (1,155,900) (18,364,375)
Nitto Denko Corp. (2) (604,900) (12,100,557)
Nomura Research Institute Ltd. (2) (1,160,000) (31,746,467)
Olympus Corp. (2) (4,534,900) (43,205,486)
Ono Pharmaceutical Co. Ltd. (2) (190,200) (3,052,712)
Oriental Land Co. Ltd. (2) (1,732,000) (29,478,287)
Osaka Gas Co. Ltd. (2) (110,100) (4,459,548)
Otsuka Holdings Co. Ltd. (2) (155,100) (11,007,583)
Rakuten Bank Ltd. (2) (468,000) (17,109,937)
Resonac Holdings Corp. (2) (709,900) (46,202,975)
Ricoh Co. Ltd. (2) (585,600) (4,950,370)
Ryohin Keikaku Co. Ltd. (2) (1,464,000) (31,241,187)
Sanrio Co. Ltd. (2) (4,834,000) (30,054,209)
SCREEN Holdings Co. Ltd. (2) (1,078,000) (64,223,542)
Secom Co. Ltd. (2) (251,400) (9,576,031)
Seibu Holdings, Inc. (2) (122,900) (3,433,675)
Sekisui House Ltd. (2) (1,129,600) (25,311,032)
SG Holdings Co. Ltd. (1,365,000) (12,716,376)
Shimadzu Corp. (2) (172,200) (4,091,965)
Shimano, Inc. (2) (71,900) (7,506,566)
Shiseido Co. Ltd. (2) (114,500) (2,339,262)
SMC Corp. (2) (19,400) (7,629,987)
SoftBank Group Corp. (2) (825,600) (20,103,154)
Sompo Holdings, Inc. (2) (406,500) (15,824,331)
Sumitomo Electric Industries Ltd.
(2) (37,600) (2,136,435)
Sumitomo Forestry Co. Ltd. (2) (150,500) (1,369,348)
Suntory Beverage & Food Ltd. (2) (133,500) (3,770,054)
Suzuki Motor Corp. (2) (1,642,500) (20,019,980)
Sysmex Corp. (2) (250,600) (2,185,455)
T&D Holdings, Inc. (2) (298,300) (7,640,816)
Takeda Pharmaceutical Co. Ltd. (2) (813,200) (29,948,444)
TDK Corp. (2) (744,000) (9,664,765)
TIS, Inc. (2) (292,100) (6,245,515)
Toei Animation Co. Ltd. (2) (10,100) (166,282)
Toho Co. Ltd. (1,664,500) (17,483,517)
TOPPAN Holdings, Inc. (2) (341,500) (9,006,955)
Toyo Suisan Kaisha Ltd. (2) (170,200) (11,969,443)
Toyota Industries Corp. (2) (328,145) (42,435,693)
Toyota Tsusho Corp. (2) (246,400) (9,549,669)
Trend Micro, Inc. (2) (262,300) (8,744,185)
Unicharm Corp. (1,597,700) (9,367,442)

Schedule of Investments
March 31, 2026 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (21.7)% (continued)
West Japan Railway Co. (117,000) (2,306,014)
Yakult Honsha Co. Ltd. (2) (859,600) (14,383,947)
Yamaha Motor Co. Ltd. (2) (5,556,900) (40,145,253)
Yaskawa Electric Corp. (2) (183,200) (4,838,625)
Zensho Holdings Co. Ltd. (2) (251,900) (14,706,631)
ZOZO, Inc. (2) (500,100) (3,502,158)
(1,751,814,411)
Kazakhstan - ( 0 .1 ) %
Freedom Holding Corp. (41,806) (6,056,853)
Luxembourg - ( 0 .9 ) %
ArcelorMittal SA (2) (1,054,495) (54,687,691)
CVC Capital Partners plc (2)(c) (829,298) (10,826,728)
Eurofins Scientific SE (2) (123,951) (9,044,583)
(74,559,002)
Mexico - ( 0 .2 ) %
Fresnillo plc (2) (417,536) (18,507,707)
Netherlands - ( 1 .5 ) %
ABN AMRO Bank NV, CVA (2)(c) (193,494) (6,133,916)
Adyen NV (2)(c) (44,123) (44,160,523)
Akzo Nobel NV (2) (87,380) (5,023,069)
Arcadis NV (2) (281,109) (8,993,187)
EXOR NV (2) (57,940) (4,435,178)
IMCD NV (2) (43,480) (4,550,006)
Koninklijke Philips NV (2) (253,668) (6,938,387)
NXP Semiconductors NV (27,095) (5,333,922)
Randstad NV (2) (78,922) (2,059,851)
SBM Offshore NV (2) (61,855) (2,466,642)
Universal Music Group NV (2) (1,562,274) (30,325,021)
(120,419,702)
Norway - ( 0 .6 ) %
Aker BP ASA (2) (618,020) (22,847,547)
Mowi ASA (2) (45) (1,023)
Orkla ASA (2) (1,329,575) (16,732,215)
Salmar ASA (92,767) (5,412,981)
TOMRA Systems ASA (2) (178,973) (2,157,730)
(47,151,496)
Portugal - ( 0 .2 ) %
Galp Energia SGPS SA (2) (274,407) (6,579,620)
Jeronimo Martins SGPS SA (2) (250,923) (5,999,908)
(12,579,528)
Singapore - ( 1 .2 ) %
CapitaLand Investment Ltd. (2) (1,117,100) (2,377,859)
DBS Group Holdings Ltd. (2) (141,200) (6,283,418)
Grab Holdings Ltd., Class A (9,449,492) (34,585,141)
Keppel Ltd. (2) (759,700) (6,998,530)
Singapore Technologies
Engineering Ltd. (2) (407,100) (3,455,153)
STMicroelectronics NV (2) (1,254,750) (42,697,399)
(96,397,500)
South Africa - ( 0 .0 ) % †
Anglo American plc (2) (84,006) (3,606,848)
INVESTMENTS SHARES VALUE ($)
South Korea - ( 0 .1 ) %
Delivery Hero SE (2)(c) (456,643) (8,484,955)
Spain - ( 1 .5 ) %
Acciona SA (2) (66,735) (17,548,799)
Amadeus IT Group SA (2) (466,459) (26,672,485)
Endesa SA (568,070) (23,690,262)
Indra Sistemas SA (2) (664,266) (37,126,112)
Redeia Corp. SA (2) (527,901) (8,948,104)
Telefonica SA (2) (1,791,766) (7,839,929)
(121,825,691)
Sweden - ( 2 .5 ) %
AAK AB (2) (290,281) (7,475,521)
AddTech AB, Class B (2) (166,114) (5,700,193)
Atlas Copco AB, Class A (2) (1,801,678) (31,793,899)
Beijer Ref AB, Class B (2) (101,189) (1,402,796)
Elekta AB, Class B (2) (160,909) (951,759)
Embracer Group AB (2) (143,944) (742,010)
Epiroc AB, Class A (2) (353,988) (8,714,069)
EQT AB (2) (521,457) (16,179,611)
Essity AB, Class B (2) (188,219) (4,850,932)
H & M Hennes & Mauritz AB, Class
B (2) (702,819) (13,148,938)
Hexagon AB, Class B (2) (2,879,814) (28,026,687)
Holmen AB, Class B (2) (89,620) (3,213,767)
Indutrade AB (2) (125,238) (2,871,565)
Lifco AB, Class B (2) (413,051) (12,495,784)
Nibe Industrier AB, Class B (2) (1,009,008) (4,216,077)
Nordnet AB publ (2) (102,476) (3,337,053)
Sandvik AB (2) (316,263) (12,157,735)
Securitas AB, Class B (2) (30,936) (518,114)
Skandinaviska Enskilda Banken AB,
Class A (2) (724,932) (13,395,945)
Skanska AB, Class B (2) (56,850) (1,537,743)
SSAB AB, Class B (2) (819,556) (6,460,642)
Svenska Cellulosa AB SCA, Class
B (2) (1,626,708) (18,860,646)
Trelleborg AB, Class B (2) (33,165) (1,240,356)
Volvo AB, Class B (2) (58,735) (1,931,167)
(201,223,009)
Switzerland - ( 4 .7 ) %
Bachem Holding AG, Class B (2) (107,461) (8,867,232)
Banque Cantonale Vaudoise
(Registered) (2) (22,572) (3,671,229)
Barry Callebaut AG (Registered) (2) (18,440) (32,428,503)
Belimo Holding AG (Registered) (2) (13,723) (11,145,118)
Cie Financiere Richemont SA
(Registered) (2) (174,554) (30,820,326)
Clariant AG (Registered) (2) (211,874) (2,078,692)
EMS-Chemie Holding AG
(Registered) (2) (7,817) (6,146,424)
Georg Fischer AG (Registered) (2) (153,556) (7,921,832)
Helvetia Baloise Holding AG (2) (33,563) (8,686,447)
Lonza Group AG (Registered) (2) (27,004) (17,323,568)
Partners Group Holding AG (2) (72,036) (77,643,348)
Sandoz Group AG (2) (364,069) (28,525,129)
Schindler Holding AG (2) (5,590) (1,841,306)
SIG Group AG (2) (639,181) (9,581,542)
Straumann Holding AG (Registered)
(2) (221,227) (23,145,461)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - (4.7)% (continued)
Sulzer AG (Registered) (2) (10,700) (2,243,209)
Swatch Group AG (The) (2) (61,648) (13,609,506)
Swiss Life Holding AG (Registered)
(2) (10,692) (11,645,871)
Swisscom AG (Registered) (2) (65,410) (54,889,684)
Tecan Group AG (Registered) (2) (19,948) (3,395,380)
Temenos AG (Registered) (2) (35,266) (3,090,935)
VAT Group AG (2)(c) (33,842) (21,112,053)
Ypsomed Holding AG (Registered)
(2) (4,171) (1,462,212)
(381,275,007)
Thailand - ( 0 .0 ) % †
Fabrinet (3,466) (1,807,588)
Turkiye - ( 0 .0 ) % †
Eldorado Gold Corp. (36,518) (1,254,018)
United Kingdom - ( 7 .2 ) %
Associated British Foods plc (2) (1,362,965) (34,118,220)
AstraZeneca plc (2) (157,092) (30,717,769)
Autotrader Group plc (2)(c) (590,508) (3,696,039)
Aviva plc (2) (2,298,833) (18,449,029)
B&M European Value Retail plc (2) (688,757) (1,546,637)
Babcock International Group plc (2) (1,245,095) (19,329,616)
BAE Systems plc (2) (133,276) (3,907,453)
Barratt Redrow plc (2) (2,045,028) (7,112,781)
Berkeley Group Holdings plc (2) (96,662) (4,427,985)
British American Tobacco plc (2) (68,461) (3,974,765)
BT Group plc (2) (12,550,990) (35,174,996)
Bunzl plc (2) (571,788) (17,213,932)
Convatec Group plc (2)(c) (1,161,700) (3,350,852)
Croda International plc (2) (64,245) (2,412,574)
DCC plc (2) (94,557) (5,856,589)
Diageo plc (2) (532,410) (9,901,343)
Halma plc (2) (217,191) (11,083,423)
Harbour Energy plc (2) (410,421) (1,632,014)
Hikma Pharmaceuticals plc (2) (240,096) (4,032,616)
HSBC Holdings plc (2) (2,192,993) (36,014,633)
Informa plc (2) (406,492) (4,082,690)
Investec plc (2) (99,960) (770,452)
J Sainsbury plc (4,841,027) (21,721,708)
JD Sports Fashion plc (2) (4,825,250) (4,576,552)
Legal & General Group plc (2) (3,117,220) (10,244,228)
Man Group plc (2) (915,091) (3,080,669)
Marks & Spencer Group plc (2) (800,808) (3,608,220)
Melrose Industries plc (2) (290,687) (1,969,753)
National Grid plc (2) (4,118,987) (69,528,887)
Rentokil Initial plc (2) (739,132) (4,587,000)
RS GROUP plc (2) (285,695) (2,139,269)
Sage Group plc (The) (2) (136,556) (1,530,164)
Severn Trent plc (2) (371,223) (15,225,203)
Smith & Nephew plc (2) (1,481,914) (23,479,465)
Spirax Group plc (2) (78,527) (7,044,961)
SSE plc (2) (2,346,079) (81,100,674)
St James's Place plc (2) (533,615) (8,419,711)
Standard Chartered plc (2) (1,028,818) (21,440,414)
Tate & Lyle plc (1,078,569) (5,167,890)
United Utilities Group plc (2) (270,580) (4,717,877)
Weir Group plc (The) (2) (270,967) (10,162,001)
Whitbread plc (2) (171,952) (5,286,712)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (7.2)% (continued)
Wise plc, Class A (2) (1,434,800) (17,278,127)
WPP plc (2) (740,467) (2,315,789)
(583,431,682)
United States - ( 119 .4 ) %
3M Co. (47,024) (6,829,296)
A O Smith Corp. (518,189) (34,169,383)
AAON, Inc. (237,360) (19,641,540)
Abbott Laboratories (264,131) (27,118,330)
AbbVie, Inc. (304,897) (66,312,048)
Acadia Healthcare Co., Inc. (2,003,194) (46,854,708)
Accenture plc, Class A (57,795) (11,460,171)
Advanced Micro Devices, Inc. (60,741) (12,356,542)
AECOM (187,447) (15,899,255)
AeroVironment, Inc. (87,547) (16,025,478)
Aflac, Inc. (242,508) (26,605,553)
Air Products and Chemicals, Inc. (177,275) (51,496,615)
Akamai Technologies, Inc. (79,546) (9,135,858)
Alaska Air Group, Inc. (508,914) (18,717,857)
Albertsons Cos., Inc., Class A (1,017,135) (17,331,980)
Align Technology, Inc. (60,129) (10,307,914)
Alliant Energy Corp. (648,330) (46,524,161)
Allison Transmission Holdings, Inc. (37,104) (4,343,394)
Allstate Corp. (The) (45,262) (9,384,623)
Alphabet, Inc., Class A (135,989) (39,104,997)
Altria Group, Inc. (211,035) (13,926,200)
Amcor plc (771,882) (30,682,310)
Amentum Holdings, Inc. (258,520) (6,742,202)
American Healthcare REIT, Inc.,
REIT (993,316) (46,844,783)
Americold Realty Trust, Inc., REIT (2,613,742) (29,953,483)
Amgen, Inc. (167,554) (58,953,874)
Amkor Technology, Inc. (156,489) (7,046,700)
Apellis Pharmaceuticals, Inc. (1,195,144) (48,080,643)
Apollo Global Management, Inc. (239,718) (26,709,380)
Appfolio, Inc., Class A (89,603) (14,141,145)
Apple, Inc. (350,320) (88,907,712)
AppLovin Corp., Class A (70,664) (28,124,272)
Aptiv plc (148,220) (10,292,397)
Archer-Daniels-Midland Co. (441,992) (32,128,398)
Arrowhead Pharmaceuticals, Inc. (427,484) (26,803,247)
Arthur J Gallagher & Co. (247,353) (53,571,713)
Ashland, Inc. (39,982) (2,223,399)
Associated Banc-Corp. (955,436) (24,707,575)
Assurant, Inc. (80,670) (17,570,733)
AST SpaceMobile, Inc. (363,444) (30,118,604)
Astera Labs, Inc. (359,482) (39,399,227)
AT&T, Inc. (1,195,279) (34,651,138)
Aurora Innovation, Inc. (4,442,379) (18,302,601)
Automatic Data Processing, Inc. (54,052) (10,982,285)
AvalonBay Communities, Inc., REIT (135,414) (22,119,877)
Avery Dennison Corp. (96,399) (16,646,179)
Avient Corp. (322,078) (11,691,431)
Avis Budget Group, Inc. (427,636) (62,370,710)
Axon Enterprise, Inc. (43,919) (18,651,960)
Bank OZK (412,999) (18,952,524)
Baxter International, Inc. (802,554) (13,482,907)
Becton Dickinson & Co. (63,461) (9,977,973)
Belden, Inc. (117,465) (13,488,506)
Bentley Systems, Inc., Class B (1,599,716) (56,182,025)

Schedule of Investments
March 31, 2026 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (119.4)% (continued)
BILL Holdings, Inc. (406,284) (15,560,677)
Bio-Rad Laboratories, Inc., Class A (85,163) (23,739,186)
Bio-Techne Corp. (485,481) (25,371,237)
BJ's Wholesale Club Holdings, Inc. (245,794) (24,191,045)
Black Hills Corp. (138,125) (9,587,256)
Blackbaud, Inc. (113,365) (4,377,023)
Blackstone, Inc. (53,726) (6,177,953)
Block, Inc., Class A (232,946) (14,018,690)
Bloom Energy Corp., Class A (88,658) (12,012,272)
BOK Financial Corp. (117,062) (14,990,960)
Brixmor Property Group, Inc., REIT (400,878) (11,545,286)
Brown & Brown, Inc. (479,135) (31,244,393)
Brown-Forman Corp., Class B (565,184) (14,943,465)
Builders FirstSource, Inc. (282,578) (23,264,647)
Bunge Global SA (277,855) (35,343,156)
BWX Technologies, Inc. (45,575) (9,319,632)
BXP, Inc., REIT (262,935) (13,646,327)
Cabot Corp. (222,687) (16,770,558)
Cadence Design Systems, Inc. (148,454) (41,250,913)
Caesars Entertainment, Inc. (131,383) (3,472,453)
Campbell's Co. (The) (904,300) (20,138,761)
Carlisle Cos., Inc. (24,796) (8,272,442)
Carvana Co., Class A (109,043) (34,280,938)
Caterpillar, Inc. (41,980) (29,741,151)
Cava Group, Inc. (612,318) (49,536,526)
Cboe Global Markets, Inc. (67,292) (18,913,762)
CBRE Group, Inc., Class A (28,021) (3,795,725)
Celanese Corp., Class A (421,814) (27,742,707)
Celsius Holdings, Inc. (200,430) (7,111,256)
Cencora, Inc. (139,976) (43,972,061)
CenterPoint Energy, Inc. (449,439) (19,397,787)
Certara, Inc. (1,890,188) (10,774,072)
CF Industries Holdings, Inc. (229,010) (29,734,658)
Charles River Laboratories
International, Inc. (121,310) (20,925,975)
Charles Schwab Corp. (The) (362,442) (34,062,299)
Charter Communications, Inc.,
Class A (26,960) (5,820,125)
Choice Hotels International, Inc. (582,275) (60,265,462)
Churchill Downs, Inc. (182,964) (16,435,656)
Cintas Corp. (34,658) (5,862,054)
Cirrus Logic, Inc. (156,927) (22,694,783)
Cisco Systems, Inc. (258,472) (20,054,842)
Clarivate plc (6,263,997) (15,847,912)
Clearway Energy, Inc., Class C (861,309) (33,840,831)
Cleveland-Cliffs, Inc. (1,430,508) (12,087,793)
CMS Energy Corp. (23,341) (1,810,795)
CNH Industrial NV (484,403) (5,328,433)
CNX Resources Corp. (333,867) (12,870,573)
Coca-Cola Co. (The) (957,731) (72,835,442)
Cognex Corp. (258,082) (12,643,437)
Coinbase Global, Inc., Class A (239,352) (41,793,253)
Colgate-Palmolive Co. (478,059) (40,744,969)
Columbia Sportswear Co. (83,419) (4,572,195)
Comcast Corp., Class A (205,168) (5,890,373)
Constellation Brands, Inc., Class A (259,589) (38,938,350)
Corcept Therapeutics, Inc. (189,227) (7,627,740)
Core & Main, Inc., Class A (29,641) (1,464,265)
Corebridge Financial, Inc. (342,155) (8,163,818)
Coty, Inc., Class A (3,100,138) (6,231,277)
INVESTMENTS SHARES VALUE ($)
United States - (119.4)% (continued)
Cousins Properties, Inc., REIT (214,362) (4,838,150)
Crane NXT Co. (577,902) (23,457,042)
Credit Acceptance Corp. (38,260) (16,201,580)
Crocs, Inc. (5,180) (430,044)
Crowdstrike Holdings, Inc., Class A (25,601) (9,994,886)
Crown Castle, Inc., REIT (176,675) (14,365,444)
CSX Corp. (344,026) (14,122,267)
CubeSmart, REIT (797,980) (29,245,967)
Cullen/Frost Bankers, Inc. (28,032) (3,842,627)
CVS Health Corp. (260,602) (18,716,436)
Cytokinetics, Inc. (262,405) (17,295,114)
Deere & Co. (77,507) (43,659,693)
DENTSPLY SIRONA, Inc. (525,928) (6,100,765)
Devon Energy Corp. (845,745) (42,557,888)
Diamondback Energy, Inc. (75,826) (14,997,625)
Dick's Sporting Goods, Inc. (149,121) (29,569,203)
Digital Realty Trust, Inc., REIT (314,318) (56,643,246)
Dillard's, Inc., Class A (18,199) (10,411,830)
Dollar Tree, Inc. (85,428) (9,355,220)
Dominion Energy, Inc. (760,111) (46,990,062)
Donaldson Co., Inc. (160,654) (13,634,705)
DoorDash, Inc., Class A (64,486) (9,682,573)
Doximity, Inc., Class A (113,068) (2,634,484)
Dropbox, Inc., Class A (1,125,511) (25,571,610)
DT Midstream, Inc. (75,094) (10,112,909)
DTE Energy Co. (67,239) (9,831,687)
Duke Energy Corp. (508,210) (66,545,016)
Duolingo, Inc., Class A (17,597) (1,734,536)
DuPont de Nemours, Inc. (309,036) (14,153,849)
Dutch Bros, Inc., Class A (695,821) (35,250,292)
DXC Technology Co. (705,240) (8,864,867)
Dycom Industries, Inc. (93,454) (31,664,084)
EastGroup Properties, Inc., REIT (106,664) (19,742,440)
Eastman Chemical Co. (263,672) (20,123,447)
Eaton Corp. plc (116,793) (41,773,352)
eBay, Inc. (415,161) (37,787,954)
EchoStar Corp., Class A (244,061) (28,572,221)
Elanco Animal Health, Inc. (795,199) (19,029,112)
Element Solutions, Inc. (380,432) (12,987,948)
Emerson Electric Co. (113,842) (14,915,579)
Enphase Energy, Inc. (405,577) (15,334,866)
Entegris, Inc. (104,373) (12,236,691)
Entergy Corp. (333,999) (37,528,128)
Equitable Holdings, Inc. (165,510) (6,142,076)
Equity LifeStyle Properties, Inc.,
REIT (630,299) (39,343,264)
Equity Residential, REIT (375,848) (22,231,409)
Erie Indemnity Co., Class A (64,667) (16,251,464)
Esab Corp. (18,719) (1,809,379)
Essex Property Trust, Inc., REIT (27,910) (6,754,220)
Estee Lauder Cos., Inc. (The),
Class A (33,657) (2,415,563)
Etsy, Inc. (369,573) (18,471,259)
Euronet Worldwide, Inc. (90,550) (6,009,804)
Evergy, Inc. (635,012) (52,020,183)
Everus Construction Group, Inc. (43,226) (5,103,262)
Exelon Corp. (392,717) (19,250,987)
Expeditors International of
Washington, Inc. (135,344) (19,385,321)
Extra Space Storage, Inc., REIT (97,413) (12,773,767)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (119.4)% (continued)
F5, Inc. (89,668) (25,943,642)
Fair Isaac Corp. (2,247) (2,398,762)
Fastenal Co. (546,301) (25,348,366)
Ferguson Enterprises, Inc. (39,593) (9,235,463)
Ferrovial SE (2) (309,844) (20,157,346)
Fifth Third Bancorp (1,201,742) (55,832,933)
First American Financial Corp. (68,172) (4,110,090)
First Citizens BancShares, Inc.,
Class A (8,485) (15,991,340)
FirstEnergy Corp. (414,888) (21,018,226)
Flagstar Bank NA (1,567,075) (20,638,378)
Floor & Decor Holdings, Inc., Class
A (643,066) (32,667,753)
Flowserve Corp. (160,748) (11,816,585)
Flutter Entertainment plc (152,327) (15,529,738)
FNB Corp. (903,205) (15,101,588)
Fortive Corp. (644,249) (35,614,085)
Fortune Brands Innovations, Inc. (467,934) (18,235,388)
Fox Corp., Class A (46,541) (2,717,994)
Franklin Resources, Inc. (701,158) (16,561,352)
FTI Consulting, Inc. (27,421) (4,847,210)
Gaming and Leisure Properties,
Inc., REIT (100,875) (4,475,824)
GATX Corp. (73,758) (12,593,441)
GCI Liberty, Inc., Class C (129,759) (4,828,332)
GE HealthCare Technologies, Inc. (229,512) (16,336,664)
Gen Digital, Inc. (1,027,472) (19,347,298)
Generac Holdings, Inc. (37,789) (7,381,325)
Gentex Corp. (719,792) (15,727,455)
Gilead Sciences, Inc. (401,943) (56,018,796)
Glacier Bancorp, Inc. (84,290) (3,765,234)
Globant SA (266,024) (12,266,367)
Globus Medical, Inc., Class A (66,653) (5,742,822)
Graco, Inc. (80,189) (6,787,999)
GXO Logistics, Inc. (78,027) (4,045,700)
Haleon plc (2) (7,726,264) (38,237,243)
Hamilton Lane, Inc., Class A (110,688) (11,002,387)
Hancock Whitney Corp. (296,434) (18,850,238)
Harley-Davidson, Inc. (1,093,840) (22,117,445)
Hartford Insurance Group, Inc.
(The) (127,488) (17,240,202)
Healthcare Realty Trust, Inc., REIT (717,132) (12,184,073)
Healthpeak Properties, Inc., REIT (1,135,579) (18,657,563)
Hecla Mining Co. (545,211) (10,157,281)
HEICO Corp. (63,296) (17,355,763)
Henry Schein, Inc. (89,675) (6,609,048)
Hershey Co. (The) (224,889) (46,752,174)
Hexcel Corp. (354,949) (28,726,023)
Highwoods Properties, Inc., REIT (379,170) (8,118,030)
Hims & Hers Health, Inc. (1,517,697) (31,507,390)
Home BancShares, Inc. (196,827) (5,300,551)
Home Depot, Inc. (The) (219,066) (72,048,616)
Hormel Foods Corp. (844,586) (19,129,873)
Houlihan Lokey, Inc., Class A (16,175) (2,323,054)
Howard Hughes Holdings, Inc. (35,357) (2,236,684)
Humana, Inc. (14,858) (2,576,229)
Huntington Bancshares, Inc. (977,152) (15,292,429)
Hyatt Hotels Corp., Class A (443,698) (63,799,334)
IAC, Inc. (245,567) (9,830,047)
IDACORP, Inc. (265,269) (37,925,509)
INVESTMENTS SHARES VALUE ($)
United States - (119.4)% (continued)
IDEX Corp. (58,013) (10,996,364)
IDEXX Laboratories, Inc. (45,902) (25,791,875)
Independence Realty Trust, Inc.,
REIT (927,788) (13,814,763)
Ingersoll Rand, Inc. (650,011) (52,078,881)
Ingram Micro Holding Corp. (80,059) (1,866,175)
Insmed, Inc. (83,935) (13,725,051)
Inspire Medical Systems, Inc. (70,894) (3,656,713)
Intel Corp. (305,877) (13,498,352)
Intercontinental Exchange, Inc. (28,039) (4,409,974)
International Bancshares Corp. (64,371) (4,331,525)
International Paper Co. (252,580) (9,017,106)
Intuitive Surgical, Inc. (5,549) (2,558,034)
Ionis Pharmaceuticals, Inc. (206,199) (15,483,483)
IonQ, Inc. (867,907) (25,021,759)
IPG Photonics Corp. (46,634) (5,343,790)
Iridium Communications, Inc. (197,405) (5,476,015)
Jabil, Inc. (33,825) (8,984,935)
Jack Henry & Associates, Inc. (119,179) (18,835,049)
James Hardie Industries plc,
CHESS (2) (235,794) (4,348,220)
James Hardie Industries plc, ADR (1,194,163) (22,617,447)
Johnson & Johnson (216,832) (53,002,414)
JPMorgan Chase & Co. (170,197) (50,065,150)
KB Home (252,956) (13,090,473)
KBR, Inc. (51,836) (1,910,675)
Keurig Dr Pepper, Inc. (890,676) (23,451,499)
KeyCorp (761,906) (15,276,215)
Kilroy Realty Corp., REIT (656,906) (18,531,318)
Kimberly-Clark Corp. (102,048) (9,844,571)
Kimco Realty Corp., REIT (173,369) (3,895,601)
Kinsale Capital Group, Inc. (18,488) (6,316,610)
Kite Realty Group Trust, REIT (757,382) (18,593,728)
KLA Corp. (4,807) (7,077,875)
Knife River Corp. (116,492) (9,511,572)
Kraft Heinz Co. (The) (1,177,095) (26,472,867)
Kratos Defense & Security
Solutions, Inc. (285,906) (20,159,232)
Kroger Co. (The) (401,107) (29,024,103)
L3Harris Technologies, Inc. (69,865) (24,113,905)
Labcorp Holdings, Inc. (110,172) (29,394,991)
Lam Research Corp. (53,262) (11,379,959)
Lantheus Holdings, Inc. (411,971) (31,248,000)
Lattice Semiconductor Corp. (88,426) (8,202,396)
Leidos Holdings, Inc. (142,351) (22,138,428)
Lennox International, Inc. (65,740) (30,511,906)
Liberty Media Corp-Liberty Formula
One, Class A (87,364) (6,821,381)
Lincoln National Corp. (456,494) (16,205,537)
Lithia Motors, Inc., Class A (51,305) (12,811,885)
Live Nation Entertainment, Inc. (190,932) (29,119,039)
Loar Holdings, Inc. (239,048) (13,695,060)
Loews Corp. (86,500) (9,233,010)
Lowe's Cos., Inc. (68,701) (16,232,672)
LPL Financial Holdings, Inc. (144,877) (43,583,348)
M&T Bank Corp. (262,469) (54,257,592)
MACOM Technology Solutions
Holdings, Inc. (53,986) (11,988,671)
Madison Square Garden Sports
Corp., Class A (22,353) (7,184,254)

Schedule of Investments
March 31, 2026 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (119.4)% (continued)
Maplebear, Inc. (151,201) (5,663,989)
Marathon Petroleum Corp. (58,601) (14,309,192)
Markel Group, Inc. (4,373) (8,370,228)
Marriott International, Inc., Class A (29,338) (9,595,580)
Martin Marietta Materials, Inc. (38,698) (22,780,739)
Marvell Technology, Inc. (224,730) (22,259,507)
Mastercard, Inc., Class A (53,841) (26,902,194)
Maximus, Inc. (148,137) (9,495,582)
McDonald's Corp. (93,663) (29,109,524)
McKesson Corp. (12,194) (10,552,200)
MDU Resources Group, Inc. (1,541,820) (31,946,510)
Medtronic plc (140,252) (12,152,836)
Meta Platforms, Inc., Class A (34,615) (19,804,280)
Mid-America Apartment
Communities, Inc., REIT (22,216) (2,713,018)
Middleby Corp. (The) (18,925) (2,509,077)
Millrose Properties, Inc., Class A,
REIT (133,840) (3,747,520)
Moderna, Inc. (113,020) (5,741,416)
Mondelez International, Inc., Class
A (664,019) (38,274,055)
Monolithic Power Systems, Inc. (30,248) (33,071,651)
Monster Beverage Corp. (573,335) (41,543,854)
Motorola Solutions, Inc. (20,445) (8,872,517)
MP Materials Corp. (290,360) (14,012,774)
MSA Safety, Inc. (62,221) (10,201,133)
MSC Industrial Direct Co., Inc.,
Class A (97,826) (9,026,405)
Murphy Oil Corp. (708,724) (29,234,865)
Murphy USA, Inc. (23,608) (11,661,644)
National Storage Affiliates Trust,
REIT (90,032) (3,397,808)
nCino, Inc. (380,244) (5,696,055)
NetApp, Inc. (320,691) (32,835,551)
Netflix, Inc. (256,674) (24,679,205)
New Jersey Resources Corp. (97,784) (5,370,297)
Nexstar Media Group, Inc., Class A (103,302) (18,680,101)
NextEra Energy, Inc. (368,392) (34,216,249)
Nextpower, Inc., Class A (210,483) (25,373,726)
NIKE, Inc., Class B (290,383) (15,338,030)
NiSource, Inc. (795,905) (37,136,927)
Nordson Corp. (39,956) (10,630,693)
Northrop Grumman Corp. (5,990) (4,086,618)
Norwegian Cruise Line Holdings
Ltd. (1,116,788) (20,883,936)
NOV, Inc. (146,046) (2,747,125)
Novanta, Inc. (67,245) (7,942,307)
NRG Energy, Inc. (16,624) (2,429,431)
Oklo, Inc. (682,278) (33,834,166)
Okta, Inc., Class A (110,628) (8,707,530)
Old National Bancorp (796,498) (17,602,606)
Olin Corp. (920,843) (27,376,662)
Omega Healthcare Investors, Inc.,
REIT (224,876) (9,854,066)
ONE Gas, Inc. (84,692) (7,294,522)
ONEOK, Inc. (354,287) (32,024,002)
Option Care Health, Inc. (1,220,643) (32,859,710)
Organon & Co. (889,209) (5,326,362)
Ormat Technologies, Inc. (354,748) (39,703,396)
Packaging Corp. of America (89,769) (19,050,777)
INVESTMENTS SHARES VALUE ($)
United States - (119.4)% (continued)
Palo Alto Networks, Inc. (346,527) (55,555,209)
Park Hotels & Resorts, Inc., REIT (153,374) (1,615,028)
Parker-Hannifin Corp. (34,553) (30,933,228)
Parsons Corp. (109,481) (5,930,586)
Paychex, Inc. (308,931) (28,458,724)
Paycom Software, Inc. (126,786) (15,409,570)
Pentair plc (98,406) (8,572,147)
Performance Food Group Co. (290,755) (24,906,073)
Perrigo Co. plc (776,485) (8,339,449)
Pinnacle West Capital Corp. (66,176) (6,667,232)
Plug Power, Inc. (645,030) (1,457,768)
Pool Corp. (18,627) (3,768,801)
Post Holdings, Inc. (104,926) (10,372,984)
Power Integrations, Inc. (89,183) (4,566,170)
PPG Industries, Inc. (238,266) (25,465,870)
PPL Corp. (675,062) (25,787,368)
Primerica, Inc. (11,020) (2,760,290)
PTC, Inc. (116,182) (16,554,773)
Public Service Enterprise Group,
Inc. (234,478) (18,980,994)
Public Storage, REIT (91,058) (24,665,791)
PulteGroup, Inc. (37,708) (4,434,838)
PVH Corp. (276,145) (19,263,875)
QIAGEN NV (2) (413,745) (16,760,701)
Qnity Electronics, Inc. (246,545) (28,446,362)
Qualys, Inc. (55,273) (4,855,733)
Quanta Services, Inc. (36,308) (19,933,818)
QuantumScape Corp. (3,828,571) (24,426,283)
Quest Diagnostics, Inc. (201,337) (39,458,025)
QXO, Inc. (2,581,946) (50,141,391)
Ralliant Corp. (116,852) (4,859,875)
Range Resources Corp. (328,827) (14,856,404)
Rayonier, Inc., REIT (1,167,080) (24,065,190)
Realty Income Corp., REIT (673,709) (41,217,517)
Reddit, Inc., Class A (94,432) (12,715,269)
Regal Rexnord Corp. (146,257) (27,388,086)
Regions Financial Corp. (1,060,416) (27,698,066)
Reliance, Inc. (27,556) (8,374,820)
Repligen Corp. (136,206) (16,047,791)
ResMed, Inc. (47,703) (10,708,369)
Revolution Medicines, Inc. (2) (195)
Revvity, Inc. (195,339) (17,113,650)
Rexford Industrial Realty, Inc., REIT (78,936) (2,583,575)
RH (194,585) (27,206,875)
RingCentral, Inc., Class A (954,407) (35,494,396)
Rivian Automotive, Inc., Class A (1,390,967) (20,934,053)
RLI Corp. (197,393) (11,259,297)
Robinhood Markets, Inc., Class A (503,269) (34,876,542)
Roche Holding AG (2) (5,198) (2,074,474)
Rocket Cos., Inc., Class A (505,778) (7,207,337)
Rocket Lab Corp. (245,549) (15,769,157)
Rollins, Inc. (291,953) (15,593,210)
Ryan Specialty Holdings, Inc.,
Class A (664,730) (22,427,990)
Sabra Health Care REIT, Inc., REIT (718,581) (13,818,313)
Saia, Inc. (13,364) (4,694,506)
Samsara, Inc., Class A (884,614) (28,033,418)
SBA Communications Corp., REIT (18,992) (3,268,713)
Schneider Electric SE (2) (115,908) (31,571,207)
Schneider National, Inc., Class B (163,230) (4,302,743)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (119.4)% (continued)
Scotts Miracle-Gro Co. (The) (242,366) (14,738,276)
SEI Investments Co. (92,581) (7,264,831)
Sensata Technologies Holding plc (702,319) (24,735,675)
SharkNinja, Inc. (41,152) (4,357,997)
Sherwin-Williams Co. (The) (81,104) (25,997,887)
Shift4 Payments, Inc., Class A (738,454) (32,292,593)
Silgan Holdings, Inc. (488,190) (18,941,772)
Simon Property Group, Inc., REIT (75,687) (14,117,896)
Simpson Manufacturing Co., Inc. (10,910) (1,872,374)
SLB Ltd. (1,394,212) (71,648,554)
SLM Corp. (244,188) (5,228,065)
Snap-on, Inc. (54,924) (19,949,495)
SoFi Technologies, Inc. (1,222,225) (19,408,933)
Somnigroup International, Inc. (291,937) (21,579,983)
Southern Co. (The) (306,759) (29,608,379)
Southwest Airlines Co. (144,246) (5,419,322)
Southwest Gas Holdings, Inc. (162,360) (14,109,084)
Spire, Inc. (125,526) (11,365,124)
SPX Technologies, Inc. (33,903) (6,778,566)
STAG Industrial, Inc., REIT (560,036) (20,194,898)
StandardAero, Inc. (582,212) (15,038,536)
Stanley Black & Decker, Inc. (105,218) (7,476,791)
Starbucks Corp. (414,989) (37,178,865)
Steel Dynamics, Inc. (173,450) (31,221,000)
Stellantis NV (2) (1,300,269) (9,397,802)
Strategy, Inc., Class A (124,863) (15,582,902)
Summit Therapeutics, Inc. (646,623) (12,259,972)
Sun Communities, Inc., REIT (143,476) (18,072,237)
Super Micro Computer, Inc. (615,058) (14,004,871)
Swiss Re AG (2) (119,328) (20,044,387)
Synaptics, Inc. (199,570) (13,977,883)
Synopsys, Inc. (19,264) (7,637,791)
T. Rowe Price Group, Inc. (126,930) (11,441,470)
Talen Energy Corp. (61,800) (19,728,414)
Targa Resources Corp. (186,853) (46,849,653)
Teleflex, Inc. (61,871) (7,400,390)
Tempus AI, Inc., Class A (358,183) (16,197,035)
Tenaris SA (2) (738,222) (21,579,936)
Teradata Corp. (463,114) (11,869,612)
Terex Corp. (421,864) (24,932,162)
Tesla, Inc. (36,633) (13,618,318)
Tetra Tech, Inc. (178,085) (5,363,920)
Texas Instruments, Inc. (21,042) (4,085,094)
Texas Pacific Land Corp. (8,242) (3,911,324)
TFS Financial Corp. (290,417) (4,080,359)
Thermo Fisher Scientific, Inc. (4,859) (2,388,344)
Thor Industries, Inc. (98,544) (7,872,680)
Timken Co. (The) (153,859) (15,473,600)
Toast, Inc., Class A (471,072) (12,488,119)
Toll Brothers, Inc. (66,074) (9,017,119)
TopBuild Corp. (118,582) (41,657,857)
TPG, Inc. (989,053) (40,066,537)
Tractor Supply Co. (138,558) (6,276,677)
Trane Technologies plc (88,732) (36,978,174)
TransDigm Group, Inc. (24,828) (28,774,659)
Twilio, Inc., Class A (312,951) (39,375,495)
Tyler Technologies, Inc. (32,039) (10,969,513)
UDR, Inc., REIT (684,755) (23,131,024)
UFP Industries, Inc. (61,236) (5,641,060)
UGI Corp. (211,174) (7,690,957)
INVESTMENTS SHARES VALUE ($)
United States - (119.4)% (continued)
U-Haul Holding Co. (18,442) (823,804)
UL Solutions, Inc., Class A (79,940) (6,851,657)
UMB Financial Corp. (51,076) (5,760,862)
Under Armour, Inc., Class A (3,858,146) (22,801,643)
United Rentals, Inc. (12,111) (8,823,590)
UnitedHealth Group, Inc. (11,630) (3,146,962)
Unity Software, Inc. (1,343,269) (29,471,322)
US Foods Holding Corp. (202,791) (18,699,358)
Vail Resorts, Inc. (160,808) (20,634,883)
Valley National Bancorp (708,833) (8,704,469)
Valvoline, Inc. (777,838) (26,197,584)
Viking Therapeutics, Inc. (456,368) (14,850,215)
Visa, Inc., Class A (106,534) (32,198,836)
Visteon Corp. (137,611) (12,537,738)
Vistra Corp. (119,578) (17,976,161)
Vontier Corp. (325,612) (11,549,458)
Vornado Realty Trust, REIT (244,017) (6,342,002)
Voya Financial, Inc. (311,699) (21,295,276)
Vulcan Materials Co. (78,334) (21,330,348)
W R Berkley Corp. (376,165) (24,932,216)
Waste Management, Inc. (81,894) (18,818,422)
Waters Corp. (83,021) (24,723,654)
Watsco, Inc. (43,110) (15,682,987)
Wayfair, Inc., Class A (185,165) (13,926,260)
Weatherford International plc (93,346) (8,828,665)
WEC Energy Group, Inc. (81,435) (9,427,730)
Welltower, Inc., REIT (247,920) (49,016,263)
Wendy's Co. (The) (2,127,096) (14,783,317)
Western Union Co. (The) (2,913,168) (25,431,957)
Westlake Corp. (53,243) (6,219,847)
Whirlpool Corp. (160,452) (8,651,572)
White Mountains Insurance Group
Ltd. (6,802) (14,943,722)
Williams Cos., Inc. (The) (529,688) (38,550,693)
Williams-Sonoma, Inc. (26,009) (4,742,221)
Willis Towers Watson plc (29,646) (8,618,092)
WillScot Holdings Corp. (1,897,115) (32,933,916)
Wingstop, Inc. (72,425) (11,223,702)
Wintrust Financial Corp. (50,487) (7,014,664)
Workday, Inc., Class A (54,072) (7,025,034)
WP Carey, Inc., REIT (671,118) (45,609,179)
WW Grainger, Inc. (21,429) (23,374,967)
Wyndham Hotels & Resorts, Inc. (172,128) (13,981,957)
Wynn Resorts Ltd. (277,653) (28,195,662)
Xcel Energy, Inc. (598,363) (47,533,957)
XPO, Inc. (65,090) (12,663,260)
YETI Holdings, Inc. (618,601) (22,634,611)
Yum! Brands, Inc. (441,521) (68,647,684)
Zebra Technologies Corp., Class A (38,597) (8,069,861)
Zillow Group, Inc., Class C (199,610) (8,259,862)
Zimmer Biomet Holdings, Inc. (129,840) (11,740,133)
Zions Bancorp NA (49,684) (2,862,792)
(9,627,538,507)
TOTAL COMMON STOCKS
(Proceeds $(16,765,892,697))                                                     (15,763,122,384)

Schedule of Investments
March 31, 2026 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at March 31,
2026 amounted to $16,219,438,210, which is inclusive of rehypothecated amounts disclosed below. In addition, $2,556,942,876 of cash collateral was also pledged.
(b) All or a portion of this security has been rehypothecated. Total value of all such securities at March 31, 2026 amounted to $7,188,014,347.
(c) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2026 amounted to $158,628,547 of investments in securities and $(189,014,904) of securities sold short, which represents 1.97% and (2.34)% of net assets of the Fund, respectively.
(d) Represents 7-day effective yield as of March 31, 2026.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(f) For the period ended March 31, 2026, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - (0.9)%
Germany - ( 0 .9 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(c) (772,146) (35,174,593)
Henkel AG & Co. KGaA
(Preference) (2) (98,180) (7,584,324)
Sartorius AG (Preference) (2) (121,915) (30,505,172)
TOTAL PREFERRED STOCKS
(Proceeds $(88,073,430))                                                     (73,264,089)
NO. OF
RIGHTS
RIGHTS - 0.0%
United States - 0 .0%
Walgreens Boots Alliance, Inc.,
CVR (3)
(Proceeds $–) (435,303) –
TOTAL SHORT POSITIONS
(Proceeds $(16,853,966,127)) (15,836,386,473)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 58.9%
(Cost $2,465,678,539) 4,757,108,168
OTHER ASSETS IN EXCESS OF
LIABILITIES - 41.1%
‡
3,314,100,340
NET ASSETS - 100.0% 8,071,208,508
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (9,583,459) ( 0 .1 ) %
Consumer Discretionary 314,098,433 3 .9
Consumer Staples (18,019,270) ( 0 .3 )
Energy 339,648,949 4 .2
Financials 891,705,651 11 .1
Health Care (210,320,664) ( 2 .6 )
Industrials 457,968,265 5 .7
Information Technology 70,658,753 0 .8
Materials (227,349,094) ( 2 .8 )
Real Estate (476,151,249) ( 5 .9 )
Utilities (575,858,414) ( 7 .1 )
Investment Companies 1,904,011,827 23 .6
U.S. Treasury Obligations 2,296,298,440 28 .4
Total Investments In Securities
At Value 4,757,108,168 58 .9
Other Assets in Excess of
Liabilities ‡ 3,314,100,340 41 .1
Net Assets
$ 8,071,208,508 100 .0%
Affiliate
Value
At
12/31/2025
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
3/31/2026
Shares
Held At
3/31/2026
Distributions
Received**
SHORT-TERM INVESTMENTS - 23.4%
INVESTMENT COMPANIES - 23.4%
Limited Purpose Cash
Investment Fund,
3.65% (a)
(Cost $1,888,087,331) $2,255,270,811 $5,305,886,755 $(5,673,041,778) $71,483 $(71,483) $1,888,115,788 1,888,115,788 $22,807,693
**   Distributions received include dividend income and capital gains distributions, if any, from the underlying fund.
(a) Represents 7-day effective yield as of March 31, 2026.

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Total return swap contracts outstanding as of March 31, 2026 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Singapore Net
Return Index
Decreases in
total return of
reference
entity
and pays the
SORA plus
or minus a
specified
spread
(0.90%)
Increases in
total return of
reference entity
Monthly JPMC 06/17/2026 SGD 5,307,164 $ 26,382
Total unrealized appreciation 26,382
Amsterdam
Exchange Index April
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 04/17/2026 EUR 25,095,408 (1,487,793)
Hang Seng Index
April Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination JPMC 04/29/2026 HKD 4,951,000 (9,591)
Hang Seng Index
April Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 04/29/2026 HKD 23,517,250 (39,656)
Swiss Market Index
June Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 06/19/2026 CHF 54,869,760 (33,428)
MSCI Australia Net
Return Index
Decreases in
total return
of reference
entity and
pays the BBR
plus or minus
a specified
spread
(0.35%)
Increases in
total return of
reference entity
Monthly JPMC 06/17/2026 AUD 18,840,905 (374,882)
MSCI Canada Net
Return Index
Decreases in
total return
of reference
entity and pays
the CORRA
plus or minus
a specified
spread
(-0.05%)
Increases in
total return of
reference entity
Monthly JPMC 06/17/2026 CAD 30,271,355 (136,059)

Schedule of Investments
March 31, 2026 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(-0.11%)
Increases in
total return of
reference entity
Monthly JPMC 06/17/2026 EUR 12,995,682 $ (425,052)
MSCI Germany Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.17%)
Increases in
total return of
reference entity
Monthly JPMC 06/17/2026 EUR 13,967,253 (624,664)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(-0.20%)
Increases in
total return of
reference entity
Monthly JPMC 06/17/2026 EUR 8,597,858 (107,888)
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread
(0.30%)
Increases in
total return of
reference entity
Monthly JPMC 06/17/2026 JPY 7,926,784,791 (2,507,083)
MSCI Netherlands
Net Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.35%)
Increases in
total return of
reference entity
Monthly JPMC 06/17/2026 EUR 14,202,656 (1,041,792)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.21%)
Increases in
total return of
reference entity
Monthly JPMC 06/17/2026 EUR 7,713,152 (146,004)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Sweden Net
Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread
(-0.37%)
Increases in
total return of
reference entity
Monthly JPMC 06/17/2026 SEK 69,223,396 $ (287,640)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread
(0.02%)
Increases in
total return of
reference entity
Monthly JPMC 06/17/2026 CHF 11,090,364 (114,074)
MSCI United
Kingdom Net Return
Index
Decreases in
total return
of reference
entity and pays
the SONIA
plus or minus
a specified
spread
(0.40%)
Increases in
total return of
reference entity
Monthly JPMC 06/17/2026 GBP 17,468,792 (288,273)
Total unrealized depreciation (7,623,879)
Net unrealized depreciation $ (7,597,497)
Futures contracts outstanding as of March 31, 2026:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index 730 4/2026 EUR $ 66,025,041 $ (876,183)
Hang Seng Index 79 4/2026 HKD 12,470,317 (160,552)
IBEX 35 Index 140 4/2026 EUR 27,455,021 (430,036)
MSCI Singapore Index 313 4/2026 SGD 10,628,902 4,651
OMXS30 Index 1,033 4/2026 SEK 31,863,014 (685,749)
DAX Index 66 6/2026 EUR 43,553,642 (1,750,913)
FTSE 100 Index 595 6/2026 GBP 80,321,409 (1,124,185)
FTSE/MIB Index 87 6/2026 EUR 21,909,784 (204,940)
S&P 500 E-Mini Index 6,492 6/2026 USD 2,132,865,450 (46,784,506)
S&P/TSX 60 Index 386 6/2026 CAD 105,874,603 1,184,359
SPI 200 Index 349 6/2026 AUD 51,246,674 (637,948)
TOPIX Index 530 6/2026 JPY 117,017,107 (1,865,419)
Net unrealized depreciation $ (53,331,421)

Schedule of Investments
March 31, 2026 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
Forward foreign currency exchange contracts outstanding as of March 31, 2026:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
JPY 3,105,000,000 USD 19,621,723 CITI 6/17/2026 $ 69,401
JPY 3,105,000,000 USD 19,621,684 JPMC 6/17/2026 69,440
NOK 5,243,125 USD 537,808 CITI 6/17/2026 3,326
NOK 3,756,875 USD 385,356 JPMC 6/17/2026 2,384
USD 37,026,865 CAD 50,413,296 CITI 6/17/2026 665,487
USD 37,026,937 CAD 50,413,293 JPMC 6/17/2026 665,561
USD 249,002,075 EUR 210,787,117 CITI 6/17/2026 4,506,626
USD 249,200,136 EUR 210,956,004 JPMC 6/17/2026 4,508,793
USD 18,083,770 GBP 13,454,000 CITI 6/17/2026 280,170
USD 18,083,806 GBP 13,454,000 JPMC 6/17/2026 280,206
USD 7,374,306 HKD 57,434,502 CITI 6/17/2026 20,138
USD 7,374,320 HKD 57,434,498 JPMC 6/17/2026 20,153
USD 143,840,329 JPY 22,296,012,258 CITI 6/17/2026 2,444,660
USD 143,616,950 JPY 22,261,487,743 JPMC 6/17/2026 2,440,227
USD 149,002 NOK 1,429,866 CITI 6/17/2026 1,428
USD 163,679 NOK 1,570,134 JPMC 6/17/2026 1,629
USD 14,472,200 SEK 131,001,167 CITI 6/17/2026 580,277
USD 14,401,828 SEK 130,358,072 JPMC 6/17/2026 578,101
USD 5,204,241 SGD 6,551,641 CITI 6/17/2026 80,976
USD 5,204,254 SGD 6,551,644 JPMC 6/17/2026 80,986
Total unrealized appreciation 17,299,969
AUD 78,916,500 USD 56,001,118 CITI 6/17/2026 (1,614,118)
AUD 78,916,500 USD 56,001,006 JPMC 6/17/2026 (1,614,007)
CAD 149,064,501 USD 109,250,159 CITI 6/17/2026 (1,735,056)
CAD 149,064,498 USD 109,249,939 JPMC 6/17/2026 (1,734,839)
CHF 38,168,500 USD 49,674,429 CITI 6/17/2026 (1,536,681)
CHF 38,168,500 USD 49,674,329 JPMC 6/17/2026 (1,536,581)
DKK 64,346,222 USD 10,227,354 CITI 6/17/2026 (231,914)
DKK 64,346,221 USD 10,227,334 JPMC 6/17/2026 (231,894)
EUR 288,349,057 USD 338,080,429 CITI 6/17/2026 (3,619,612)
EUR 288,517,944 USD 338,277,282 JPMC 6/17/2026 (3,620,569)
GBP 59,732,000 USD 80,246,407 CITI 6/17/2026 (1,203,398)
GBP 59,732,001 USD 80,246,248 JPMC 6/17/2026 (1,203,237)
HKD 70,113,002 USD 9,002,142 CITI 6/17/2026 (24,563)
HKD 70,112,998 USD 9,002,124 JPMC 6/17/2026 (24,545)
ILS 16,871,500 USD 5,446,075 CITI 6/17/2026 (67,812)
ILS 16,871,500 USD 5,446,064 JPMC 6/17/2026 (67,800)
JPY 19,572,059,758 USD 126,098,355 CITI 6/17/2026 (1,977,304)
JPY 19,537,535,243 USD 125,874,982 JPMC 6/17/2026 (1,972,875)
NOK 16,580,741 USD 1,727,123 CITI 6/17/2026 (15,856)
NOK 18,207,259 USD 1,897,263 JPMC 6/17/2026 (18,125)
NZD 661,500 USD 397,896 CITI 6/17/2026 (16,736)
NZD 661,499 USD 397,894 JPMC 6/17/2026 (16,735)
SEK 327,412,548 USD 35,537,539 CITI 6/17/2026 (817,312)
SEK 326,769,453 USD 35,466,846 JPMC 6/17/2026 (814,815)
SGD 12,521,499 USD 9,941,645 CITI 6/17/2026 (150,059)
SGD 12,521,501 USD 9,941,627 JPMC 6/17/2026 (150,041)
USD 18,522,394 EUR 16,026,500 CITI 6/17/2026 (67,008)
USD 18,522,431 EUR 16,026,500 JPMC 6/17/2026 (66,971)
Total unrealized depreciation (26,150,463)
Net unrealized depreciation $ (8,850,494)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2026 (Unaudited)
Total return basket swap contracts outstanding as of March 31, 2026:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of short
equity positions and pays
or receives the CORRA
plus or minus a specified
spread (-0.20%), which is
denominated in CAD based
on the local currencies of the
positions within the swap.
30 months
maturity
08/24/2028
$– $– $– $–

Schedule of Investments
March 31, 2026 (Unaudited)
AQR LSE FUSION FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | March 2026

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 353.8%
COMMON STOCKS - 285.2%
Australia - 8 .5%
AGL Energy Ltd. (2)(a) 10,413 71,286
ANZ Group Holdings Ltd. (2)(a) 2,386 59,997
APA Group (2)(a) 7,401 50,983
Aristocrat Leisure Ltd. (2)(a) 1,639 52,096
BHP Group Ltd. (2)(a) 8,037 290,799
Evolution Mining Ltd. (2)(a) 5,598 50,408
Fortescue Ltd. (2)(a) 1,114 15,919
IGO Ltd. (2)*(a) 17,853 99,671
Mineral Resources Ltd. (2)*(a) 697 26,774
Northern Star Resources Ltd. (2)(a) 3,285 47,753
OceanaGold Corp. (a) 791 24,939
Orica Ltd. (2)(a) 4,442 62,430
Origin Energy Ltd. (2)(a) 7,082 60,942
Pro Medicus Ltd. (2)(a) 1,108 91,318
Qantas Airways Ltd. (2)(a) 1,100 6,462
QBE Insurance Group Ltd. (2)(a) 8,900 131,335
South32 Ltd. (2)(a) 51,213 155,073
Technology One Ltd. (2)(a) 4,653 88,325
Telstra Group Ltd. (2)(a) 14,103 52,063
Wesfarmers Ltd. (2)(a) 2,161 110,332
Worley Ltd. (2)(a) 5,961 46,825
1,595,730
Austria - 0 .0% †
Mondi plc (2)(a) 515 5,822
Belgium - 1 .4%
Ageas SA/NV (2)(a) 548 40,340
KBC Group NV (2)(a) 1,260 154,214
Liberty Global Ltd., Class A *(a) 4,891 59,132
Umicore SA (2)(a) 892 17,017
270,703
Brazil - 0 .3%
Wheaton Precious Metals Corp. (a)
(b) 396 51,980
Burkina Faso - 0 .0% †
IAMGOLD Corp. * 332 6,243
Canada - 12 .7%
Agnico Eagle Mines Ltd. (a) 282 57,241
Alamos Gold, Inc., Class A (a) 1,549 68,915
Alimentation Couche-Tard, Inc. (a) 180 10,203
AltaGas Ltd. (a) 1,172 40,651
ARC Resources Ltd. (a) 6,140 127,779
Aritzia, Inc. *(a) 310 25,297
Bank of Nova Scotia (The) (a) 973 67,476
Barrick Mining Corp. (a) 724 29,588
Canadian National Railway Co. (a) 1,314 135,244
Canadian Natural Resources Ltd.
(a) 4,129 201,419
Canadian Pacific Kansas City Ltd.
(a) 1,275 100,334
CCL Industries, Inc., Class B (a) 454 28,446
Celestica, Inc. *(a) 333 93,937
Cenovus Energy, Inc. (a) 3,166 84,026
Constellation Software, Inc. (a) 13 22,821
INVESTMENTS SHARES VALUE ($)
Canada - 12.7% (continued)
Descartes Systems Group, Inc.
(The) *(a) 1,075 76,999
Empire Co. Ltd., Class A (a) 1,559 55,844
Fairfax Financial Holdings Ltd. (a) 33 56,229
Finning International, Inc. (a) 105 6,497
George Weston Ltd. (a) 1,044 73,758
iA Financial Corp., Inc. (a) 57 6,326
Intact Financial Corp. (a) 59 10,691
Kinross Gold Corp. (a) 1,265 38,675
Loblaw Cos. Ltd. (a) 1,076 49,055
Lundin Gold, Inc. (a) 824 62,971
Magna International, Inc. (a) 812 45,348
Metro, Inc., Class A (a) 428 29,284
Onex Corp. (a) 139 10,144
Pan American Silver Corp. (a) 339 18,545
Quebecor, Inc., Class B (a) 339 14,395
Saputo, Inc. (a) 198 6,186
Stantec, Inc. (a) 358 30,949
Suncor Energy, Inc. (a) 5,448 360,340
TFI International, Inc. (a) 402 43,757
Thomson Reuters Corp. (a) 789 71,215
Toromont Industries Ltd. (a) 371 51,942
Toronto-Dominion Bank (The) (a) 815 76,116
Tourmaline Oil Corp. (a) 1,845 88,304
WSP Global, Inc. (a) 81 12,606
2,389,553
Chile - 0 .0% †
Lundin Mining Corp. (a)(b) 248 6,184
China - 0 .4%
Wilmar International Ltd. (2) 25,400 76,311
Denmark - 3 .3%
Danske Bank A/S (2)(a) 3,700 182,345
Genmab A/S (2)*(a) 148 39,860
ISS A/S (2)(a) 2,778 101,185
Jyske Bank A/S (Registered) (2)(a) 398 54,615
Orsted A/S (2)*(a)(c) 4,100 101,676
Pandora A/S (2)(a) 1,151 82,266
Royal Unibrew A/S (a) 186 15,090
Vestas Wind Systems A/S (2)(a) 1,135 34,244
Zealand Pharma A/S (2)*(a) 425 19,792
631,073
Finland - 1 .7%
Elisa OYJ (2)(a) 1,080 52,607
Kone OYJ, Class B (2)(a) 163 10,406
Konecranes OYJ (2)(a) 258 8,468
Nordea Bank Abp (2)(a) 3,895 67,069
Sampo OYJ, Class A (a) 1,469 15,624
UPM-Kymmene OYJ (2)(a) 723 22,630
Wartsila OYJ Abp (2)(a) 3,670 136,700
313,504
France - 12 .5%
Air France-KLM (2)*(a) 3,095 31,369
BNP Paribas SA (2)(a) 2,423 230,824
Bouygues SA (2)(a) 818 47,409
Carrefour SA (2)(a) 15,072 279,071
Credit Agricole SA (2)(a) 5,187 96,812

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR LSE FUSION FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
France - 12.5% (continued)
Dassault Aviation SA (2)(a) 80 29,776
Eiffage SA (2)(a) 164 25,152
Gaztransport Et Technigaz SA (2)(a) 58 13,641
Hermes International SCA (2)(a) 73 138,288
Ipsen SA (2)(a) 61 11,400
Legrand SA (2)(a) 852 132,362
LVMH Moet Hennessy Louis Vuitton
SE (2)(a) 140 76,531
Orange SA (2)(a) 2,694 55,235
Safran SA (2)(a) 479 156,743
SCOR SE (2)(a) 1,203 42,996
SEB SA (2)(a) 700 36,167
Societe Generale SA (2)(a) 2,155 157,351
Teleperformance SE (2)(a) 1,153 67,754
Thales SA (2)(a) 790 231,664
TotalEnergies SE (2)(a) 4,052 371,868
Valeo SE (2)(a) 1,831 22,422
Vinci SA (2)(a) 672 100,867
2,355,702
Germany - 9 .4%
adidas AG (2)(a) 1,213 196,333
Allianz SE (Registered) (2)(a) 170 71,794
Bechtle AG (2)(a) 3,202 110,423
Daimler Truck Holding AG (2)(a) 2,147 105,731
Deutsche Bank AG (Registered)
(2)(a) 5,188 154,395
Deutsche Lufthansa AG
(Registered) (2)(a) 2,910 24,781
Evonik Industries AG (2)(a) 1,786 35,046
Fraport AG Frankfurt Airport
Services Worldwide (2)*(a) 412 35,892
Freenet AG (2)(a) 290 8,929
GEA Group AG (2)(a) 268 19,220
Hannover Rueck SE (2)(a) 136 42,759
Heidelberg Materials AG (2)(a) 167 35,243
HUGO BOSS AG (2)(a) 1,730 74,885
LANXESS AG (2)(a) 818 18,085
Mercedes-Benz Group AG (2)(a) 1,507 92,625
Nemetschek SE (2)(a) 1,076 80,549
Nordex SE (2)*(a) 1,748 94,728
Rational AG (2)(a) 46 33,748
Rheinmetall AG (2)(a) 64 107,954
RWE AG (2)(a) 1,651 111,077
Scout24 SE (2)(a)(c) 942 72,683
Siemens Energy AG (2)(a) 1,333 229,876
Talanx AG (2)(a) 50 6,204
1,762,960
Hong Kong - 0 .2%
Prudential plc (2)(a) 1,815 25,234
Techtronic Industries Co. Ltd. (2)(a) 1,000 13,280
38,514
Italy - 5 .4%
A2A SpA (2)(a) 15,632 44,264
Amplifon SpA (2)(a) 25,462 280,916
Eni SpA (2)(a) 944 26,842
Fincantieri SpA (2)*(a) 4,790 73,912
INVESTMENTS SHARES VALUE ($)
Italy - 5.4% (continued)
FinecoBank Banca Fineco SpA (2)
(a) 4,602 102,389
Generali (2)(a) 914 36,772
Intesa Sanpaolo SpA (2)(a) 7,598 45,952
Leonardo SpA (2)(a) 2,202 149,778
Nexi SpA (2)(a)(c) 10,541 39,264
Pirelli & C SpA (2)(a)(c) 4,256 29,449
Poste Italiane SpA (2)(a)(c) 2,026 47,690
Saipem SpA (2)(a) 2,282 10,441
Snam SpA (2)(a) 7,302 55,316
UniCredit SpA (2)(a) 985 70,668
1,013,653
Japan - 40 .5%
Advantest Corp. (2)(a) 500 69,003
Aeon Co. Ltd. (2)(a) 900 10,760
AGC, Inc. (2)(a) 300 10,628
Aisin Corp. (2)(a) 1,800 25,359
Ajinomoto Co., Inc. (2)(a) 3,000 84,814
ANA Holdings, Inc. (2)(a) 6,100 109,246
Asahi Kasei Corp. (2)(a) 5,000 48,922
Astellas Pharma, Inc. (2)(a) 16,500 268,981
Bandai Namco Holdings, Inc. (2)(a) 1,900 46,874
BayCurrent, Inc. (2)(a) 4,800 138,942
Brother Industries Ltd. (2)(a) 3,400 62,944
Canon, Inc. (2)(a) 3,700 102,665
Central Japan Railway Co. (2)(a) 2,400 62,403
Chubu Electric Power Co., Inc. (2)
(a) 5,300 87,381
Concordia Financial Group Ltd. (2)
(a) 5,000 44,631
Dai Nippon Printing Co. Ltd. (2)(a) 2,900 52,838
Daiichi Life Group, Inc. (2)(a) 4,000 36,888
Denso Corp. (2)(a) 4,200 52,660
Dentsu Group, Inc. (2)*(a) 2,800 48,124
Disco Corp. (2)(a) 100 40,758
Eisai Co. Ltd. (2)(a) 800 25,045
ENEOS Holdings, Inc. (2)(a) 4,900 44,150
FANUC Corp. (2)(a) 1,200 41,828
Fujitsu Ltd. (2)(a) 2,100 42,946
Fukuoka Financial Group, Inc. (2)
(a) 3,700 141,694
Hitachi Ltd. (2)(a) 1,600 46,937
Honda Motor Co. Ltd. (2)(a) 18,200 147,303
Hoya Corp. (2)(a) 1,300 225,370
Iida Group Holdings Co. Ltd. (2)(a) 1,500 23,076
Isetan Mitsukoshi Holdings Ltd. (2)
(a) 10,800 198,996
Japan Airlines Co. Ltd. (2)(a) 7,400 120,815
Japan Post Bank Co. Ltd. (2)(a) 3,300 53,824
Japan Post Holdings Co. Ltd. (2)(a) 11,000 127,011
Japan Tobacco, Inc. (2)(a) 400 15,346
JFE Holdings, Inc. (2)(a) 11,600 135,804
Kajima Corp. (2)(a) 2,600 99,187
Kansai Electric Power Co., Inc.
(The) (2)(a) 500 8,313
Kirin Holdings Co. Ltd. (2)(a) 7,300 116,115
Kobe Bussan Co. Ltd. (2)(a) 1,100 23,803
Kobe Steel Ltd. (2)(a) 10,800 131,070
Komatsu Ltd. (2)(a) 1,200 47,785

Schedule of Investments
March 31, 2026 (Unaudited)
AQR LSE FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 40.5% (continued)
Kubota Corp. (2)(a) 700 11,218
Kyoto Financial Group, Inc. (2)(a) 2,000 52,697
Kyushu Electric Power Co., Inc. (2)
(a) 4,000 46,366
LY Corp. (2)(a) 42,500 102,473
MatsukiyoCocokara & Co. (a) 5,500 87,540
MINEBEA MITSUMI, Inc. (2)(a) 2,800 46,494
Mitsubishi Chemical Group Corp.
(2)(a) 8,400 49,107
Mitsubishi Electric Corp. (2)(a) 2,400 78,497
Mitsubishi UFJ Financial Group,
Inc. (2)(a) 1,100 18,627
Mitsui & Co. Ltd. (2)(a) 2,800 108,227
Mitsui Chemicals, Inc. (2)(a) 6,400 77,312
Mizuho Financial Group, Inc. (2)(a) 4,100 165,983
MS&AD Insurance Group Holdings,
Inc. (2)(a) 700 18,267
Murata Manufacturing Co. Ltd. (2)
(a) 8,800 197,448
Nexon Co. Ltd. (2)(a) 2,600 48,975
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 1,100 24,861
Nippon Steel Corp. (2)(a) 17,000 62,688
Nippon Yusen KK (2)(a) 2,000 73,470
Nissan Chemical Corp. (2)(a) 600 23,332
Niterra Co. Ltd. (2)(a) 300 14,145
Nomura Holdings, Inc. (2)(a) 9,100 71,654
Obayashi Corp. (2)(a) 6,100 147,745
Obic Co. Ltd. (a) 9,500 230,580
Oji Holdings Corp. (2)(a) 1,600 8,656
Omron Corp. (2)(a) 5,500 158,230
Ono Pharmaceutical Co. Ltd. (2)(a) 1,400 22,470
ORIX Corp. (2)(a) 3,600 106,817
Pan Pacific International Holdings
Corp. (2)(a) 8,100 49,412
Panasonic Holdings Corp. (2)(a) 4,600 77,148
Rakuten Group, Inc. (2)*(a) 32,400 151,455
Recruit Holdings Co. Ltd. (2)(a) 2,600 113,282
Renesas Electronics Corp. (2)(a) 1,000 14,297
Resona Holdings, Inc. (2)(a) 13,400 152,864
Sanwa Holdings Corp. (2)(a) 4,600 104,614
Seiko Epson Corp. (2)(a) 5,700 70,470
Seven & i Holdings Co. Ltd. (2)(a) 12,200 164,086
Shimizu Corp. (2)(a) 4,700 84,323
Shionogi & Co. Ltd. (2)(a) 2,900 64,151
Shizuoka Financial Group, Inc. (2)
(a) 7,600 126,195
SMC Corp. (2)(a) 100 39,330
SoftBank Corp. (2)(a) 31,900 42,686
Sojitz Corp. (2)(a) 3,900 154,428
Sony Financial Group, Inc. (2) 6,100 5,588
Square Enix Holdings Co. Ltd. (2)
(a) 1,200 19,123
Subaru Corp. (2)(a) 400 6,445
Sumitomo Corp. (2)(a) 3,900 145,934
Sumitomo Electric Industries Ltd.
(2)(a) 600 34,092
Sumitomo Metal Mining Co. Ltd.
(2)(a) 1,100 64,024
INVESTMENTS SHARES VALUE ($)
Japan - 40.5% (continued)
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 4,700 149,726
TBS Holdings, Inc. (2)(a) 300 10,809
Tokio Marine Holdings, Inc. (2)(a) 500 23,470
Tokyo Century Corp. (2)(a) 1,700 22,006
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 4,800 19,779
Tokyo Electron Ltd. (2)(a) 500 124,225
Tokyo Gas Co. Ltd. (2)(a) 2,600 122,450
Tosoh Corp. (2)(a) 600 8,919
TOTO Ltd. (2)(a) 900 29,755
Toyota Motor Corp. (2)(a) 2,400 49,890
USS Co. Ltd. (2)(a) 5,400 56,802
Yamato Holdings Co. Ltd. (2)(a) 2,500 27,879
Yokogawa Electric Corp. (2)(a) 1,100 33,994
7,638,769
Netherlands - 3 .7%
Aalberts NV (2)(a) 303 10,552
Argenx SE (2)*(a) 63 45,722
ASM International NV (2)(a) 153 115,967
ASML Holding NV (2)(a) 115 152,921
ASR Nederland NV (2)(a) 400 27,539
Heineken NV (2)(a) 1,338 102,917
NN Group NV (2)(a) 1,394 108,866
Wolters Kluwer NV (2)(a) 1,667 124,505
688,989
New Zealand - 0 .1%
Xero Ltd. (2)*(a) 359 18,973
Norway - 2 .0%
Gjensidige Forsikring ASA (2)(a) 622 16,271
Kongsberg Gruppen ASA (a) 2,952 125,834
Norsk Hydro ASA (2)(a) 1,105 11,778
Storebrand ASA (2)(a) 2,853 51,496
Telenor ASA (a) 3,516 61,838
Vend Marketplaces ASA (a) 4,271 105,684
372,901
Portugal - 0 .3%
Banco Comercial Portugues SA,
Class R (2) 34,371 33,477
EDP SA (2) 3,131 16,568
50,045
Singapore - 0 .5%
Sea Ltd., ADR *(a) 118 9,772
United Overseas Bank Ltd. (2) 3,200 91,602
101,374
Spain - 2 .8%
ACS Actividades de Construccion y
Servicios SA (2)(a) 255 31,099
Aena SME SA (a)(c) 2,732 80,587
Banco Bilbao Vizcaya Argentaria
SA (2)(a) 1,791 38,685
Banco Santander SA (2)(a) 571 6,401
Bankinter SA (2)(a) 2,752 43,584
Enagas SA (a) 1,584 31,381
Fluidra SA (2)(a) 439 10,183

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR LSE FUSION FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Spain - 2.8% (continued)
Industria de Diseno Textil SA (2)(a) 2,524 146,919
Naturgy Energy Group SA (a) 844 25,266
Repsol SA (2)(a) 686 19,310
Unicaja Banco SA (2)(a)(c) 32,763 97,232
530,647
Sweden - 4 .3%
Alfa Laval AB (2)(a) 669 36,594
Autoliv, Inc. (a)(b) 266 27,973
Boliden AB (2)*(a) 863 45,240
Evolution AB (2)(a)(c) 1,391 87,422
Nibe Industrier AB, Class B (2)(a) 4,359 18,214
Sandvik AB (2)(a) 531 20,413
Svenska Handelsbanken AB, Class
A (2)(a) 1,937 25,537
Swedbank AB, Class A (2)(a) 2,580 87,935
Swedish Orphan Biovitrum AB
(2)*(a) 421 17,644
Tele2 AB, Class B (2)(a) 3,672 76,001
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 15,494 176,636
Telia Co. AB (2)(a) 34,103 174,719
Volvo AB, Class B (2)(a) 299 9,831
804,159
Switzerland - 5 .6%
ABB Ltd. (Registered) (2)(a) 2,738 222,620
Accelleron Industries AG (2)(a) 533 48,176
Adecco Group AG (Registered) (2)
(a) 511 12,291
Avolta AG (2)*(a) 1,451 86,997
Clariant AG (Registered) (2)*(a) 1,554 15,246
DSM-Firmenich AG (2)(a) 914 65,373
Flughafen Zurich AG (Registered)
(2)(a) 210 65,759
Galderma Group AG (2)(a) 56 11,006
Galenica AG (2)(a)(c) 84 9,563
Givaudan SA (Registered) (2)(a) 29 98,064
Kuehne + Nagel International AG
(Registered) (2)(a) 472 108,090
SGS SA (Registered) (2)(a) 447 47,109
SIG Group AG (2)(a) 399 5,981
Sonova Holding AG (Registered)
(2)(a) 181 41,270
Swatch Group AG (The) (2)(a) 39 8,610
TE Connectivity plc (a) 185 38,669
Zurich Insurance Group AG (2)(a) 239 168,930
1,053,754
United Kingdom - 10 .2%
Admiral Group plc (2)(a) 1,080 45,172
Barclays plc (2)(a) 25,510 133,506
Centrica plc (2)(a) 54,580 154,540
CK Hutchison Holdings Ltd. (2)(a) 1,500 11,514
Compass Group plc (2)(a) 13,071 364,693
Entain plc (2)(a) 6,197 46,554
Hiscox Ltd. (2)(a) 1,289 26,019
Howden Joinery Group plc (2)(a) 3,129 33,142
Imperial Brands plc (2)(a) 217 8,799
Inchcape plc (a) 776 7,703
INVESTMENTS SHARES VALUE ($)
United Kingdom - 10.2% (continued)
International Consolidated Airlines
Group SA (2)(a) 22,148 105,121
ITV plc (2)(a) 13,424 13,577
Kingfisher plc (2)(a) 24,580 93,461
Lloyds Banking Group plc (2)(a) 84,421 104,634
NatWest Group plc (2)(a) 10,000 74,079
Next plc (2)(a) 85 14,361
Persimmon plc (2)(a) 1,365 19,486
Reckitt Benckiser Group plc (2)(a) 955 64,215
Rolls-Royce Holdings plc (2)(a) 4,287 65,130
RS GROUP plc (2)(a) 1,021 7,645
Sage Group plc (The) (2)(a) 806 9,032
TechnipFMC plc (a) 3,142 217,206
Tesco plc (2)(a) 30,728 193,126
United Utilities Group plc (2)(a) 540 9,416
Vodafone Group plc (2)(a) 66,141 99,764
1,921,895
United States - 159 .4%
Abercrombie & Fitch Co., Class A
*(a)(b) 1,174 107,268
ADT, Inc. (a) 3,100 20,367
Advanced Energy Industries, Inc.
(a)(b) 17 5,486
Aegon Ltd. (2)(a) 5,633 41,195
Affirm Holdings, Inc., Class A *(a)(b) 257 11,776
AGCO Corp. (a) 82 9,501
Agilent Technologies, Inc. (a) 249 28,381
Agree Realty Corp., REIT (a) 124 9,347
Air Lease Corp., Class A (a) 438 28,444
Airbnb, Inc., Class A *(a) 942 118,956
Akamai Technologies, Inc. *(a)(b) 245 28,138
Albemarle Corp. (a) 226 40,574
Alcoa Corp. (a) 879 58,304
Allison Transmission Holdings, Inc.
(a)(b) 387 45,302
Allstate Corp. (The) (a) 115 23,844
Ally Financial, Inc. (a) 1,711 67,123
Altria Group, Inc. (a) 587 38,736
Amazon.com, Inc. *(a) 31 6,456
Amdocs Ltd. (a) 86 5,612
Ameren Corp. (a) 303 33,306
American Electric Power Co., Inc.
(a) 211 27,658
American Financial Group, Inc. (a)
(b) 226 28,862
American International Group, Inc.
(a)(b) 354 26,639
American Tower Corp., REIT (a) 462 79,732
American Water Works Co., Inc.
(a)(b) 437 59,471
Ameriprise Financial, Inc. (a) 417 185,315
AMETEK, Inc. (a)(b) 42 9,003
Amphenol Corp., Class A (a) 226 28,555
Analog Devices, Inc. (a)(b) 104 33,087
Antero Resources Corp. *(a) 375 15,915
Aon plc, Class A (a)(b) 97 31,310
Applied Industrial Technologies,
Inc. (a) 170 45,104
AptarGroup, Inc. (a) 424 53,432

Schedule of Investments
March 31, 2026 (Unaudited)
AQR LSE FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 159.4% (continued)
Aramark (a)(b) 5,325 215,875
Arch Capital Group Ltd. *(a) 1,083 103,957
Arista Networks, Inc. *(a) 464 56,970
Armstrong World Industries, Inc. (a) 82 13,514
Arrow Electronics, Inc. *(a)(b) 75 10,756
ASGN, Inc. *(a)(b) 2,267 87,756
Ashland, Inc. (a)(b) 236 13,124
Assured Guaranty Ltd. (a) 96 7,822
ATI, Inc. *(a) 177 25,746
Autodesk, Inc. *(a) 145 34,713
AutoNation, Inc. *(a)(b) 205 40,028
AutoZone, Inc. *(a)(b) 4 13,511
Avnet, Inc. (a)(b) 1,818 112,025
Axis Capital Holdings Ltd. (a) 1,082 109,726
Ball Corp. (a) 1,596 94,340
Bank of America Corp. (a)(b) 1,449 70,639
Bank of New York Mellon Corp.
(The) (a)(b) 531 62,993
Bath & Body Works, Inc. (a)(b) 3,324 62,059
Best Buy Co., Inc. (a)(b) 928 59,578
Biogen, Inc. *(a)(b) 385 70,582
BioMarin Pharmaceutical, Inc. *(a) 1,765 99,705
Blackrock, Inc. (a) 129 124,061
Blackstone, Inc. (a)(b) 287 33,002
Booking Holdings, Inc. (a) 50 210,516
Boston Beer Co., Inc. (The), Class
A *(a) 62 14,285
Boston Scientific Corp. *(a) 1,072 67,268
BP plc (2)(a) 42,127 329,719
Bright Horizons Family Solutions,
Inc. *(a) 658 54,042
Brink's Co. (The) (a)(b) 172 17,824
Bristol-Myers Squibb Co. (a) 3,325 201,661
Broadcom, Inc. (a) 282 87,282
Broadridge Financial Solutions, Inc.
(a)(b) 947 153,869
Brunswick Corp. (a)(b) 579 42,128
Burlington Stores, Inc. *(a)(b) 326 106,074
CACI International, Inc., Class A
*(a)(b) 89 48,404
Capital One Financial Corp. (a) 563 102,708
Cardinal Health, Inc. (a) 197 41,628
CarMax, Inc. *(a)(b) 1,921 79,875
Carnival Corp. (a)(b) 226 5,849
Carpenter Technology Corp. (a) 189 74,494
Carrier Global Corp. (a)(b) 1,698 95,614
Casey's General Stores, Inc. (a) 9 6,551
CCC Intelligent Solutions Holdings,
Inc. *(a) 2,313 13,878
CDW Corp. (a)(b) 201 24,325
Centene Corp. *(a) 5,390 176,469
Charter Communications, Inc.,
Class A *(a)(b) 64 13,816
Chemed Corp. (a) 185 69,882
Cheniere Energy, Inc. (a)(b) 514 145,853
Chewy, Inc., Class A *(a)(b) 6,184 166,968
Chipotle Mexican Grill, Inc., Class
A *(a)(b) 2,109 67,509
Chord Energy Corp. (a)(b) 341 48,483
Chubb Ltd. (a) 652 212,506
INVESTMENTS SHARES VALUE ($)
United States - 159.4% (continued)
Ciena Corp. *(a)(b) 254 98,610
Cigna Group (The) (a)(b) 358 95,497
Cincinnati Financial Corp. (a) 53 8,340
Cirrus Logic, Inc. *(a) 98 14,173
Citigroup, Inc. (a) 113 12,815
Citizens Financial Group, Inc. (a) 1,723 103,328
Clean Harbors, Inc. *(a) 19 5,448
Clorox Co. (The) (a)(b) 838 86,842
Cloudflare, Inc., Class A *(a)(b) 101 20,840
CNA Financial Corp. (a)(b) 865 39,721
CNO Financial Group, Inc. (a) 473 19,421
Coca-Cola Consolidated, Inc. (a) 301 57,714
Columbia Sportswear Co. (a)(b) 1,513 82,928
Comfort Systems USA, Inc. (a) 147 202,712
Commerce Bancshares, Inc. (a)(b) 1,934 95,153
Commercial Metals Co. (a) 648 39,807
Commvault Systems, Inc. *(a) 937 72,983
Concentrix Corp. (a)(b) 1,290 35,294
Constellation Energy Corp. (a)(b) 34 9,495
Cooper Cos., Inc. (The) *(a)(b) 1,592 113,828
Copart, Inc. *(a)(b) 171 5,677
COPT Defense Properties, REIT
(a)(b) 314 9,608
Corpay, Inc. *(a)(b) 80 23,279
Corteva, Inc. (a) 422 35,326
CoStar Group, Inc. *(a)(b) 643 25,939
Costco Wholesale Corp. (a) 83 82,704
Crane Co. (a) 476 81,396
CRH plc (a)(b) 534 56,134
Crowdstrike Holdings, Inc., Class
A *(a)(b) 15 5,856
Crown Holdings, Inc. (a) 576 57,744
Cummins, Inc. (a) 106 57,030
Curtiss-Wright Corp. (a)(b) 259 176,410
Danaher Corp. (a) 704 133,478
Darden Restaurants, Inc. (a)(b) 304 59,596
Darling Ingredients, Inc. *(a) 225 13,916
Datadog, Inc., Class A *(a)(b) 671 79,212
DaVita, Inc. *(a) 37 5,687
Deckers Outdoor Corp. *(a) 366 36,633
Dell Technologies, Inc., Class C (a) 36 5,909
Delta Air Lines, Inc. (a) 1,118 74,325
Dexcom, Inc. *(a) 138 8,666
Docusign, Inc., Class A *(a) 1,747 82,825
Dolby Laboratories, Inc., Class A (a) 1,172 70,390
Dollar General Corp. (a) 1,116 132,503
Dollar Tree, Inc. *(a)(b) 53 5,804
Domino's Pizza, Inc. (a) 367 131,676
DoubleVerify Holdings, Inc. *(a)(b) 6,428 61,066
Dover Corp. (a) 548 114,231
Dow, Inc. (a)(b) 639 26,614
DR Horton, Inc. (a)(b) 328 45,008
DraftKings, Inc., Class A *(a)(b) 3,983 86,112
DTE Energy Co. (a)(b) 67 9,797
Dynatrace, Inc. *(a) 1,594 58,946
Eagle Materials, Inc. (a)(b) 32 6,062
East West Bancorp, Inc. (a) 923 98,539
Ecolab, Inc. (a)(b) 140 37,243
Edison International (a) 4,814 352,288
Elastic NV *(a) 1,946 97,281

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR LSE FUSION FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 159.4% (continued)
Elevance Health, Inc. (a) 97 28,397
elf Beauty, Inc. *(a)(b) 1,323 80,187
EMCOR Group, Inc. (a) 213 157,260
EnerSys (a) 113 19,630
Envista Holdings Corp. *(a)(b) 499 12,660
EOG Resources, Inc. (a) 181 26,167
EPR Properties, REIT (a)(b) 549 27,428
Equifax, Inc. (a)(b) 501 90,215
Equinix, Inc., REIT (a)(b) 154 150,957
Evercore, Inc., Class A (a)(b) 242 72,239
Everest Group Ltd. (a) 132 43,144
Everpure, Inc., Class A *(a)(b) 210 12,398
Exelixis, Inc. *(a) 2,448 104,995
ExlService Holdings, Inc. *(a) 6,857 208,796
Expand Energy Corp. (a)(b) 453 49,730
Expedia Group, Inc. (a)(b) 322 74,347
Experian plc (2)(a) 1,662 57,496
Exponent, Inc. (a)(b) 535 34,909
Extra Space Storage, Inc., REIT
(a)(b) 197 25,833
Federal Realty Investment Trust,
REIT (a) 792 84,118
Federated Hermes, Inc., Class B
(a)(b) 172 9,754
FedEx Corp. (a) 718 255,736
Fidelity National Financial, Inc. (a)
(b) 1,148 53,244
Fidelity National Information
Services, Inc. (a)(b) 3,144 147,485
First Hawaiian, Inc. (a)(b) 1,277 31,465
First Horizon Corp. (a) 1,270 28,905
FirstCash Holdings, Inc. (a)(b) 225 42,300
Five Below, Inc. *(a) 406 92,763
Fluor Corp. *(a)(b) 412 19,220
FMC Corp. (a) 4,582 78,902
Ford Motor Co. (a) 2,817 32,508
Fortinet, Inc. *(a) 1,148 93,815
Freeport-McMoRan, Inc. (a) 1,412 82,997
Gaming and Leisure Properties,
Inc., REIT (a) 487 21,608
Gap, Inc. (The) (a) 2,202 53,288
Garmin Ltd. (a)(b) 187 43,386
Gartner, Inc. *(a)(b) 290 45,919
Gates Industrial Corp. plc *(a) 1,452 32,830
GE Aerospace (a) 347 98,468
GE Vernova, Inc. (a) 116 101,256
General Dynamics Corp. (a) 269 92,326
General Mills, Inc. (a)(b) 3,851 143,334
General Motors Co. (a) 1,625 121,063
Genpact Ltd. (a) 2,599 96,813
Genuine Parts Co. (a)(b) 56 5,922
GFL Environmental, Inc. (a) 891 37,168
Gitlab, Inc., Class A *(a)(b) 1,384 29,950
GLOBALFOUNDRIES, Inc. *(a)(b) 1,238 55,066
Globant SA *(a)(b) 850 39,194
Globe Life, Inc. (a) 185 25,746
Globus Medical, Inc., Class A *(a) 98 8,444
Goodyear Tire & Rubber Co. (The)
*(a)(b) 6,263 41,524
Graham Holdings Co., Class B (a) 19 20,088
INVESTMENTS SHARES VALUE ($)
United States - 159.4% (continued)
Grand Canyon Education, Inc. *(a)
(b) 231 39,277
GSK plc (2)(a) 2,780 76,576
Guidewire Software, Inc. *(a)(b) 93 13,909
H&R Block, Inc. (a)(b) 668 21,202
Haemonetics Corp. *(a)(b) 611 34,436
Halozyme Therapeutics, Inc. *(a)(b) 233 15,059
Hanover Insurance Group, Inc.
(The) (a) 88 15,255
Hartford Insurance Group, Inc.
(The) (a) 166 22,448
Hasbro, Inc. (a)(b) 493 46,145
HCA Healthcare, Inc. (a) 97 45,904
HealthEquity, Inc. *(a) 1,525 127,444
Hewlett Packard Enterprise Co. (a)
(b) 2,309 54,977
Hilton Grand Vacations, Inc. *(a)(b) 136 5,320
Hilton Worldwide Holdings, Inc. (a) 124 37,706
Holcim AG (2)(a) 777 64,228
Host Hotels & Resorts, Inc., REIT
(a)(b) 2,099 40,217
HubSpot, Inc. *(a) 358 87,388
Humana, Inc. (a)(b) 33 5,722
Huntington Ingalls Industries, Inc.
(a) 243 92,316
Illinois Tool Works, Inc. (a) 534 138,995
Illumina, Inc. *(a)(b) 174 21,447
Incyte Corp. *(a)(b) 932 87,720
Ingredion, Inc. (a)(b) 626 70,525
Insulet Corp. *(a) 485 101,772
InterContinental Hotels Group plc
(2)(a) 1,185 156,272
International Bancshares Corp. (a)
(b) 170 11,439
International Business Machines
Corp. (a)(b) 607 147,131
International Flavors & Fragrances,
Inc. (a)(b) 752 54,558
Intuit, Inc. (a)(b) 249 107,663
Invesco Ltd. (a) 2,435 59,146
Invitation Homes, Inc., REIT (a)(b) 1,171 29,099
IQVIA Holdings, Inc. *(a) 142 24,217
Iron Mountain, Inc., REIT (a) 1,692 172,821
ITT, Inc. (a) 760 144,803
Jacobs Solutions, Inc. (a) 265 33,729
Jazz Pharmaceuticals plc *(a) 522 98,684
JB Hunt Transport Services, Inc. (a) 791 167,613
Jones Lang LaSalle, Inc. *(a) 138 41,996
KB Home (a)(b) 415 21,476
Keysight Technologies, Inc. *(a) 224 63,251
Kimco Realty Corp., REIT (a)(b) 428 9,617
Kinder Morgan, Inc. (a) 4,112 137,875
Kirby Corp. *(a) 118 15,680
KKR & Co., Inc. (a) 1,294 119,695
Knight-Swift Transportation
Holdings, Inc., Class A (a)(b) 1,369 78,827
Lamar Advertising Co., Class A,
REIT (a)(b) 418 52,944
Lamb Weston Holdings, Inc. (a)(b) 895 37,823
Landstar System, Inc. (a) 1,076 172,494

Schedule of Investments
March 31, 2026 (Unaudited)
AQR LSE FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 159.4% (continued)
Las Vegas Sands Corp. (a) 660 35,561
Lennar Corp., Class A (a) 190 16,500
Leonardo DRS, Inc. (a) 994 44,253
Lincoln Electric Holdings, Inc. (a) 410 102,123
Linde plc (a)(b) 331 164,097
Lineage, Inc., REIT (a) 266 8,714
LivaNova plc *(a) 215 13,665
Lockheed Martin Corp. (a) 396 239,337
Louisiana-Pacific Corp. (a)(b) 415 30,191
Lowe's Cos., Inc. (a)(b) 31 7,325
Lululemon Athletica, Inc. *(a)(b) 256 39,194
Lumentum Holdings, Inc. *(a)(b) 116 81,520
LyondellBasell Industries NV, Class
A (a)(b) 1,457 117,376
Manhattan Associates, Inc. *(a)(b) 1,152 153,354
ManpowerGroup, Inc. (a) 625 18,413
MarketAxess Holdings, Inc. (a)(b) 1,080 178,178
Marsh & McLennan Cos., Inc. (a)(b) 959 166,339
Marzetti Co. (The) (a) 255 35,274
MasTec, Inc. *(a) 86 27,670
Matador Resources Co. (a)(b) 628 39,677
Match Group, Inc. (a) 1,519 46,648
McKesson Corp. (a) 33 28,557
Medical Properties Trust, Inc., REIT
(a)(b) 2,270 10,510
Medpace Holdings, Inc. *(a)(b) 157 75,390
Merck & Co., Inc. (a) 733 88,173
MetLife, Inc. (a) 394 27,864
MGIC Investment Corp. (a) 1,811 47,539
MGM Resorts International *(a)(b) 172 6,366
Microchip Technology, Inc. (a)(b) 293 18,931
Micron Technology, Inc. (a)(b) 508 171,623
Microsoft Corp. (a) 16 5,923
MKS, Inc. (a)(b) 53 12,180
Mohawk Industries, Inc. *(a)(b) 1,106 108,897
Molina Healthcare, Inc. *(a)(b) 839 111,839
MongoDB, Inc., Class A *(a)(b) 278 68,046
Mosaic Co. (The) (a) 4,126 105,213
MSCI, Inc., Class A (a) 217 116,965
Mueller Industries, Inc. (a)(b) 901 99,831
Murphy Oil Corp. (a)(b) 370 15,263
Nasdaq, Inc. (a)(b) 452 38,370
Natera, Inc. *(a)(b) 331 66,197
National Fuel Gas Co. (a)(b) 151 14,188
nCino, Inc. *(a) 3,307 49,539
Nestle SA (Registered) (2)(a) 1,359 133,306
Neurocrine Biosciences, Inc. *(a) 1,446 190,496
New York Times Co. (The), Class
A (a)(b) 2,034 170,307
Newell Brands, Inc. (a)(b) 14,413 49,437
Newmont Corp. (a) 647 70,038
News Corp., Class A (a)(b) 1,869 46,594
Northern Trust Corp. (a) 273 38,103
Novartis AG (Registered) (2)(a) 958 147,048
Nucor Corp. (a) 135 22,829
Nutanix, Inc., Class A *(a) 2,101 79,859
nVent Electric plc (a) 192 22,710
NVIDIA Corp. (a)(b) 245 42,728
NVR, Inc. *(a) 1 6,590
Occidental Petroleum Corp. (a) 3,529 229,384
INVESTMENTS SHARES VALUE ($)
United States - 159.4% (continued)
Old Dominion Freight Line, Inc. (a)
(b) 186 36,344
Old Republic International Corp. (a) 1,267 50,553
Ollie's Bargain Outlet Holdings, Inc.
*(a)(b) 657 60,470
Omnicom Group, Inc. (a)(b) 1,336 100,614
OneMain Holdings, Inc. (a) 2,256 120,673
O'Reilly Automotive, Inc. *(a)(b) 467 43,109
Oshkosh Corp. (a)(b) 67 9,863
Ovintiv, Inc. (a) 683 40,543
Owens Corning (a)(b) 675 73,049
PACCAR, Inc. (a) 113 13,052
Palantir Technologies, Inc., Class
A *(a)(b) 250 36,570
Park Hotels & Resorts, Inc., REIT
(a)(b) 531 5,591
Paylocity Holding Corp. *(a) 51 5,510
PBF Energy, Inc., Class A (a)(b) 586 27,905
Pegasystems, Inc. (a) 682 29,026
PepsiCo, Inc. (a)(b) 1,156 179,515
Permian Resources Corp., Class
A (a) 275 5,863
Pfizer, Inc. (a) 823 23,110
PG&E Corp. (a) 18,909 332,230
Philip Morris International, Inc. (a)
(b) 846 139,878
Phillips 66 (a) 777 141,554
Pinnacle Financial Partners, Inc.
(a)(b) 1,070 92,170
Planet Fitness, Inc., Class A *(a)(b) 1,230 91,487
PNC Financial Services Group, Inc.
(The) (a)(b) 1,018 211,836
Polaris, Inc. (a) 252 13,734
Popular, Inc. 569 76,343
Portland General Electric Co. (a) 736 38,839
Principal Financial Group, Inc. (a)
(b) 625 56,319
Procore Technologies, Inc. *(a)(b) 1,602 91,314
Procter & Gamble Co. (The) (a)(b) 969 139,962
Progressive Corp. (The) (a) 256 50,749
Prologis, Inc., REIT (a)(b) 418 55,251
Prosperity Bancshares, Inc. (a)(b) 2,256 151,558
Ralph Lauren Corp., Class A (a) 141 48,503
RBC Bearings, Inc. *(a)(b) 31 16,837
Regeneron Pharmaceuticals, Inc.
(a) 244 188,524
Reinsurance Group of America,
Inc. (a) 763 155,774
RenaissanceRe Holdings Ltd. (a)(b) 327 97,194
Robert Half, Inc. (a)(b) 2,071 52,603
Roche Holding AG (2)(a) 107 42,703
Roku, Inc., Class A *(a) 206 19,492
Roper Technologies, Inc. (a) 19 6,723
Ross Stores, Inc. (a) 228 49,392
Royal Caribbean Cruises Ltd. (a)(b) 25 6,880
Royalty Pharma plc, Class A (a) 122 5,852
Rubrik, Inc., Class A *(a)(b) 573 28,060
Ryder System, Inc. (a) 205 41,966
S&P Global, Inc. (a)(b) 431 183,322
Saia, Inc. *(a)(b) 40 14,051

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR LSE FUSION FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 159.4% (continued)
Salesforce, Inc. (a) 693 129,362
Sandisk Corp. *(a)(b) 43 27,320
Sanofi SA (2)(a) 4,075 393,521
Sarepta Therapeutics, Inc. *(a)(b) 2,746 59,753
SBA Communications Corp., REIT
(a)(b) 49 8,433
Science Applications International
Corp. (a) 598 56,762
Seagate Technology Holdings plc
(a)(b) 329 128,889
Selective Insurance Group, Inc. (a) 1,495 112,708
SentinelOne, Inc., Class A *(a)(b) 6,901 88,885
Service Corp. International (a)(b) 395 32,591
ServiceNow, Inc. *(a) 617 64,507
SiteOne Landscape Supply, Inc.
*(a) 448 59,633
Smurfit Westrock plc (a)(b) 2,660 106,001
Snowflake, Inc., Class A *(a)(b) 1,074 161,981
Sotera Health Co. *(a) 487 6,984
SOUTHSTATE BANK Corp. (a)(b) 1,101 101,865
Southwest Airlines Co. (a)(b) 495 18,597
Sprouts Farmers Market, Inc. *(a)
(b) 153 11,801
SS&C Technologies Holdings, Inc.
(a) 85 5,743
State Street Corp. (a) 159 20,123
STERIS plc (a)(b) 161 35,602
Stifel Financial Corp. (a) 2,874 212,446
Stryker Corp. (a) 489 160,681
Sunbelt Rentals Holdings, Inc. (2) 887 56,583
Synchrony Financial (a) 1,044 71,013
Take-Two Interactive Software, Inc.
*(a) 613 121,068
Tapestry, Inc. (a) 752 106,115
Target Corp. (a) 352 42,662
Taylor Morrison Home Corp., Class
A *(a) 808 47,058
TD SYNNEX Corp. (a)(b) 888 149,814
Tenet Healthcare Corp. *(a) 377 71,144
Teradyne, Inc. (a) 393 116,509
Texas Capital Bancshares, Inc. *(a) 723 68,598
Texas Pacific Land Corp. (a)(b) 119 56,473
Texas Roadhouse, Inc., Class A (a)
(b) 1,539 254,149
Textron, Inc. (a)(b) 1,265 110,763
TJX Cos., Inc. (The) (a) 1,852 295,763
T-Mobile US, Inc. (a) 1,549 325,335
Toll Brothers, Inc. (a)(b) 262 35,755
Toro Co. (The) (a) 2,525 235,935
Tradeweb Markets, Inc., Class A (a) 1,416 166,607
TransUnion (a)(b) 399 27,607
Travelers Cos., Inc. (The) (a)(b) 607 177,050
Trex Co., Inc. *(a)(b) 2,365 86,133
Truist Financial Corp. (a)(b) 570 26,203
Tyson Foods, Inc., Class A (a)(b) 2,129 136,405
Ulta Beauty, Inc. *(a) 61 31,885
Ultragenyx Pharmaceutical, Inc.
*(a)(b) 1,038 21,746
Union Pacific Corp. (a)(b) 115 27,901
United Airlines Holdings, Inc. *(a) 152 13,995
INVESTMENTS SHARES VALUE ($)
United States - 159.4% (continued)
United Parcel Service, Inc., Class
B (a)(b) 744 73,195
United Therapeutics Corp. *(a) 108 64,042
UnitedHealth Group, Inc. (a) 147 39,777
Universal Health Services, Inc.,
Class B (a) 148 26,488
Unum Group (a)(b) 168 12,269
Valley National Bancorp (a)(b) 967 11,875
Valmont Industries, Inc. (a) 14 5,594
Veeva Systems, Inc., Class A *(a) 30 5,270
Ventas, Inc., REIT (a)(b) 1,038 84,888
Veralto Corp. (a)(b) 558 49,338
VeriSign, Inc. (a)(b) 770 191,237
Versant Media Group, Inc. *(a) 2,394 88,626
Vertex Pharmaceuticals, Inc. *(a)(b) 81 36,170
Vertiv Holdings Co., Class A (a) 294 73,671
VF Corp. (a)(b) 652 11,077
Viatris, Inc. (a)(b) 1,866 25,210
Viking Holdings Ltd. *(a) 2,174 159,746
Walmart, Inc. (a)(b) 795 98,803
Warner Music Group Corp., Class
A (a)(b) 2,378 60,734
Watts Water Technologies, Inc.,
Class A (a) 116 33,674
Weatherford International plc (a)(b) 354 33,481
WEC Energy Group, Inc. (a)(b) 83 9,609
WESCO International, Inc. (a)(b) 96 26,268
West Pharmaceutical Services,
Inc. (a) 156 39,100
Western Digital Corp. (a)(b) 378 102,245
Westinghouse Air Brake
Technologies Corp. (a) 348 86,969
WEX, Inc. *(a) 131 20,048
Woodward, Inc. (a) 76 27,202
Xylem, Inc. (a)(b) 92 10,994
Zions Bancorp NA (a) 625 36,013
Zoom Communications, Inc., Class
A *(a) 751 60,373
ZoomInfo Technologies, Inc., Class
A *(a)(b) 4,613 27,586
Zscaler, Inc. *(a)(b) 396 55,555
30,064,540
TOTAL COMMON STOCKS
(Cost $49,677,653) 53,763,978
NO. OF
RIGHTS
RIGHTS - 0.0%
Italy - 0 .0%
Telecom Italia SpA, expiring
4/1/2026 (2)*
(Cost $–) 42,705 –
SHARES
SHORT-TERM INVESTMENTS - 68.6%
INVESTMENT COMPANIES - 52 .9%
Limited Purpose Cash Investment
Fund, 3.65% (d)
(Cost $9,980,765) 9,980,765 9,980,765

Schedule of Investments
March 31, 2026 (Unaudited)
AQR LSE FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 15 .7%
U.S. Treasury Bills
3.59%, 8/27/2026 (2)(e)
(Cost $2,956,525) 3,000,000 2,955,662
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,937,290) 12,936,427
TOTAL LONG POSITIONS
(Cost $62,614,943) 66,700,405
SHARES
SHORT POSITIONS - (262.2)%
COMMON STOCKS - (261.1)%
Australia - ( 7 .7 ) %
Ampol Ltd. (2) (1,432) (33,213)
Atlas Arteria Ltd. (2) (4,175) (12,381)
CAR Group Ltd. (2) (3,191) (50,939)
Cleanaway Waste Management
Ltd. (2) (9,258) (14,661)
Cochlear Ltd. (2) (842) (99,079)
Coles Group Ltd. (2) (1,506) (22,838)
Commonwealth Bank of Australia
(2) (179) (20,962)
CSL Ltd. (2) (593) (58,244)
Endeavour Group Ltd. (2) (6,614) (14,972)
Insurance Australia Group Ltd. (12,389) (62,741)
Lendlease Corp. Ltd. (2) (2,796) (6,437)
Liontown Ltd. (2) (125,583) (153,283)
Lynas Rare Earths Ltd. (2) (6,825) (92,666)
Macquarie Group Ltd. (2) (152) (21,593)
National Australia Bank Ltd. (2) (711) (20,566)
NEXTDC Ltd. (2) (4,652) (37,193)
PLS Group Ltd. (2) (28,090) (102,852)
Ramsay Health Care Ltd. (2) (1,564) (42,539)
REA Group Ltd. (2) (402) (44,042)
Rio Tinto plc (2) (66) (6,123)
SGH Ltd. (2) (1,550) (44,099)
Telix Pharmaceuticals Ltd. (2) (10,226) (97,904)
Transurban Group (2) (681) (6,643)
Treasury Wine Estates Ltd. (2) (40,446) (104,381)
Washington H Soul Pattinson & Co.
Ltd. (2) (2,583) (72,590)
Westpac Banking Corp. (2) (1,605) (44,355)
Whitehaven Coal Ltd. (2) (9,827) (63,408)
WiseTech Global Ltd. (2) (2,797) (75,465)
Woodside Energy Group Ltd. (2) (1,009) (23,951)
(1,450,120)
Belgium - ( 1 .3 ) %
Anheuser-Busch InBev SA/NV (2) (79) (5,466)
D'ieteren Group (2) (556) (102,945)
Financiere de Tubize SA (2) (382) (94,761)
Lotus Bakeries NV (2) (1) (11,291)
UCB SA (2) (121) (36,457)
(250,920)
INVESTMENTS SHARES VALUE ($)
Brazil - ( 0 .8 ) %
MercadoLibre, Inc. (50) (86,451)
Yara International ASA (2) (947) (55,356)
(141,807)
Canada - ( 8 .5 ) %
AtkinsRealis Group, Inc. (1,071) (68,906)
BCE, Inc. (4,556) (114,956)
Bombardier, Inc., Class B (540) (95,501)
Brookfield Asset Management Ltd.,
Class A (1,104) (49,085)
Brookfield Corp., Class A (1,090) (44,169)
Brookfield Renewable Corp. (173) (6,895)
CAE, Inc. (1,404) (36,556)
Cameco Corp. (134) (14,572)
Canadian Imperial Bank of
Commerce (662) (62,740)
Canadian Tire Corp. Ltd., Class A (216) (29,048)
Canadian Utilities Ltd., Class A (587) (20,617)
Capital Power Corp. (1,083) (51,297)
Capstone Copper Corp. (6,731) (50,757)
Dollarama, Inc. (115) (14,114)
Element Fleet Management Corp. (498) (10,801)
Emera, Inc. (203) (10,523)
Enbridge, Inc. (2,408) (130,536)
Equinox Gold Corp. (5,091) (73,523)
Fortis, Inc. (422) (23,544)
G Mining Ventures Corp. (354) (12,423)
Gildan Activewear, Inc. (776) (43,215)
Hudbay Minerals, Inc. (1,080) (22,615)
Hydro One Ltd. (c) (1,951) (80,573)
IGM Financial, Inc. (188) (8,957)
Keyera Corp. (2,626) (101,578)
National Bank of Canada (526) (68,065)
NexGen Energy Ltd. (6,247) (72,480)
Nutrien Ltd. (72) (5,435)
Open Text Corp. (3,100) (69,082)
RB Global, Inc. (161) (15,440)
Restaurant Brands International,
Inc. (385) (28,490)
Rogers Communications, Inc.,
Class B (1,836) (70,610)
Shopify, Inc., Class A (720) (85,431)
TC Energy Corp. (131) (8,203)
TMX Group Ltd. (241) (8,546)
(1,609,283)
China - ( 0 .7 ) %
Prosus NV (2) (863) (39,953)
Yangzijiang Shipbuilding Holdings
Ltd. (2) (30,500) (90,597)
(130,550)
Congo, Democratic Republic of the - ( 0 .3 ) %
Ivanhoe Mines Ltd., Class A (7,486) (63,984)
Denmark - ( 2 .3 ) %
ALK-Abello A/S (2) (193) (6,102)
Carlsberg A/S, Class B (580) (72,056)
Coloplast A/S, Class B (2) (107) (7,289)
Demant A/S (2) (2,472) (74,910)
DSV A/S (2) (268) (64,724)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR LSE FUSION FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Denmark - (2.3)% (continued)
Novo Nordisk A/S, Class B (2) (1,047) (38,314)
Novonesis Novozymes, Class B (2) (2,570) (152,687)
Tryg A/S (853) (20,332)
(436,414)
Finland - ( 0 .2 ) %
Fortum OYJ (2) (1,328) (33,960)
Kesko OYJ, Class B (2) (565) (12,548)
(46,508)
France - ( 9 .2 ) %
Accor SA (2) (417) (20,001)
Air Liquide SA (2) (455) (94,048)
Airbus SE (2) (728) (137,645)
Amundi SA (2)(c) (316) (27,156)
AXA SA (2) (233) (10,707)
BioMerieux (2) (590) (63,032)
Bollore SE (2) (2,720) (15,553)
Capgemini SE (2) (274) (32,332)
Cie de Saint-Gobain SA (2) (1,474) (122,039)
Cie Generale des Etablissements
Michelin SCA (2) (4,609) (157,899)
Danone SA (2) (653) (52,179)
Dassault Systemes SE (2) (3,992) (80,815)
Engie SA (2) (7,375) (237,677)
EssilorLuxottica SA (2) (718) (167,312)
FDJ UNITED (2) (1,989) (58,534)
Getlink SE (2) (1,990) (42,942)
L'Oreal SA (2) (20) (8,166)
Pernod Ricard SA (2) (1,229) (91,391)
Remy Cointreau SA (2) (1,383) (59,805)
Sodexo SA (2) (1,657) (85,057)
SPIE SA (2) (2,844) (142,415)
Technip Energies NV (2) (606) (25,608)
Veolia Environnement SA (2) (155) (5,903)
(1,738,216)
Germany - ( 7 .8 ) %
BASF SE (2) (4,092) (252,028)
Bayer AG (Registered) (2) (389) (18,002)
Bayerische Motoren Werke AG (2) (546) (50,509)
Beiersdorf AG (2) (311) (27,955)
Carl Zeiss Meditec AG (2) (579) (16,642)
Continental AG (2) (1,516) (105,828)
CTS Eventim AG & Co. KGaA (2) (1,297) (75,966)
E.ON SE (2) (2,139) (46,847)
Hensoldt AG (2) (1,227) (108,897)
HOCHTIEF AG (2) (186) (84,606)
Merck KGaA (2) (640) (81,314)
MTU Aero Engines AG (2) (359) (130,970)
RENK Group AG (2) (733) (43,813)
SAP SE (2) (260) (44,325)
Schaeffler AG (2) (10,515) (87,829)
Siemens AG (Registered) (2) (388) (94,530)
Siemens Healthineers AG (2)(c) (1,069) (45,610)
Symrise AG, Class A (2) (409) (34,925)
Zalando SE (2)(c) (5,104) (124,695)
(1,475,291)
INVESTMENTS SHARES VALUE ($)
Italy - ( 5 .9 ) %
Banca Monte dei Paschi di Siena
SpA (2) (13,375) (116,704)
BPER Banca SpA (2) (21,520) (282,023)
Brunello Cucinelli SpA (2) (104) (9,089)
Coca-Cola HBC AG (2) (1,100) (61,962)
DiaSorin SpA (2) (517) (36,223)
Ferrari NV (2) (289) (98,059)
Hera SpA (2) (1,648) (7,602)
Infrastrutture Wireless Italiane SpA
(2)(c) (1,436) (11,460)
Italgas SpA (2) (14,768) (172,032)
Prysmian SpA (2) (480) (56,684)
Technoprobe SpA (2) (7,924) (132,795)
Telecom Italia SpA (2) (121,579) (85,361)
Terna - Rete Elettrica Nazionale (2) (3,266) (37,355)
Unipol Assicurazioni SpA (2) (355) (8,247)
(1,115,596)
Japan - ( 36 .3 ) %
ABC-Mart, Inc. (700) (11,139)
Allegro MicroSystems, Inc. (232) (7,315)
Asahi Group Holdings Ltd. (2) (700) (6,989)
Asics Corp. (2) (2,200) (59,147)
Azbil Corp. (2) (5,300) (46,309)
Bridgestone Corp. (2) (3,100) (64,599)
Capcom Co. Ltd. (2) (6,100) (128,905)
Chiba Bank Ltd. (The) (2) (10,200) (132,035)
Chugai Pharmaceutical Co. Ltd. (2) (3,000) (165,445)
CyberAgent, Inc. (2) (900) (7,700)
Daifuku Co. Ltd. (2) (4,600) (162,422)
Daikin Industries Ltd. (2) (200) (23,989)
Daiwa Securities Group, Inc. (2) (8,100) (76,751)
East Japan Railway Co. (2) (3,100) (70,902)
Ebara Corp. (2) (5,700) (161,356)
Fuji Electric Co. Ltd. (2) (1,100) (77,057)
FUJIFILM Holdings Corp. (2) (3,900) (74,317)
Fujikura Ltd. (2) (1,800) (49,504)
Furukawa Electric Co. Ltd. (2) (200) (38,396)
Hikari Tsushin, Inc. (2) (300) (76,323)
Hirose Electric Co. Ltd. (2) (800) (104,731)
Hitachi Construction Machinery Co.
Ltd. (2) (3,200) (109,879)
IHI Corp. (2) (11,800) (243,470)
Inpex Corp. (2) (2,700) (79,865)
Isuzu Motors Ltd. (2) (2,200) (31,682)
ITOCHU Corp. (2) (19,100) (242,961)
Japan Post Insurance Co. Ltd. (2) (8,100) (81,693)
Kawasaki Heavy Industries Ltd. (2) (10,500) (197,475)
Kawasaki Kisen Kaisha Ltd. (2) (1,600) (27,025)
KDDI Corp. (2) (3,800) (64,702)
Keisei Electric Railway Co. Ltd. (2) (4,300) (32,172)
Keyence Corp. (2) (100) (35,591)
Kikkoman Corp. (2) (3,500) (31,776)
Kinden Corp. (2) (200) (8,998)
Kioxia Holdings Corp. (2) (100) (13,060)
Kokusai Electric Corp. (2) (1,800) (60,866)
Konami Group Corp. (2) (500) (61,614)
Kyowa Kirin Co. Ltd. (2) (400) (6,546)
Lasertec Corp. (2) (500) (111,287)
M3, Inc. (2) (14,100) (144,728)

Schedule of Investments
March 31, 2026 (Unaudited)
AQR LSE FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (36.3)% (continued)
Makita Corp. (2) (2,000) (65,733)
Marubeni Corp. (2) (3,700) (135,353)
MEIJI Holdings Co. Ltd. (2) (1,900) (46,337)
Mitsubishi Corp. (2) (2,300) (78,904)
Mitsubishi Heavy Industries Ltd. (2) (1,700) (46,710)
Mitsui Kinzoku Co. Ltd. (2) (400) (75,874)
MonotaRO Co. Ltd. (2) (3,500) (37,938)
NIDEC Corp. (2) (900) (11,428)
Nintendo Co. Ltd. (2) (1,200) (68,503)
Nippon Paint Holdings Co. Ltd. (2) (13,500) (84,652)
Nippon Sanso Holdings Corp. (2) (5,000) (177,292)
Nissan Motor Co. Ltd. (2) (5,400) (11,704)
Nissin Foods Holdings Co. Ltd. (2) (2,100) (39,857)
Nitori Holdings Co. Ltd. (2) (4,100) (65,139)
Nitto Denko Corp. (2) (5,400) (108,023)
Nomura Research Institute Ltd. (2) (3,300) (90,313)
NTT, Inc. (2) (46,500) (46,522)
Olympus Corp. (2) (15,400) (146,721)
Oriental Land Co. Ltd. (2) (8,500) (144,668)
Otsuka Holdings Co. Ltd. (2) (1,100) (78,068)
Rakuten Bank Ltd. (2) (2,100) (76,775)
Resonac Holdings Corp. (2) (1,200) (78,101)
Rohm Co. Ltd. (2) (710) (14,146)
Ryohin Keikaku Co. Ltd. (2) (5,400) (115,234)
Sanrio Co. Ltd. (2) (13,500) (83,933)
SCREEN Holdings Co. Ltd. (2) (2,400) (142,984)
Secom Co. Ltd. (2) (200) (7,618)
Seibu Holdings, Inc. (2) (2,200) (61,465)
Sekisui Chemical Co. Ltd. (2) (400) (6,715)
Sekisui House Ltd. (2) (6,100) (136,683)
SG Holdings Co. Ltd. (3,800) (35,401)
Shimamura Co. Ltd. (2) (300) (6,281)
Shimano, Inc. (2) (200) (20,881)
SoftBank Group Corp. (2) (2,000) (48,700)
Sompo Holdings, Inc. (2) (2,500) (97,321)
Sumitomo Forestry Co. Ltd. (2) (3,000) (27,296)
Suntory Beverage & Food Ltd. (2) (2,100) (59,304)
Suzuki Motor Corp. (2) (11,100) (135,295)
Sysmex Corp. (2) (1,400) (12,209)
T&D Holdings, Inc. (2) (1,000) (25,615)
Taisei Corp. (2) (100) (10,360)
Takeda Pharmaceutical Co. Ltd. (2) (600) (22,097)
TDK Corp. (2) (1,200) (15,588)
Terumo Corp. (2) (1,300) (17,465)
TIS, Inc. (2) (1,100) (23,520)
Toho Co. Ltd. (6,500) (68,274)
Toray Industries, Inc. (2) (800) (5,698)
Toyo Suisan Kaisha Ltd. (2) (1,400) (98,456)
Toyota Industries Corp. (2) (1,684) (217,775)
Toyota Tsusho Corp. (2) (2,100) (81,389)
Trend Micro, Inc. (2) (1,500) (50,005)
Unicharm Corp. (3,600) (21,107)
Yakult Honsha Co. Ltd. (2) (2,500) (41,833)
Yamaha Motor Co. Ltd. (2) (26,000) (187,834)
Yamazaki Baking Co. Ltd. (2) (300) (6,706)
Zensho Holdings Co. Ltd. (2) (500) (29,191)
ZOZO, Inc. (2) (5,400) (37,816)
(6,817,531)
INVESTMENTS SHARES VALUE ($)
Kazakhstan - ( 0 .1 ) %
Freedom Holding Corp. (166) (24,050)
Luxembourg - ( 1 .7 ) %
ArcelorMittal SA (2) (3,957) (205,216)
CVC Capital Partners plc (2)(c) (9,264) (120,944)
(326,160)
Netherlands - ( 1 .1 ) %
Adyen NV (2)(c) (130) (130,111)
Arcadis NV (2) (825) (26,393)
Koninklijke Vopak NV (2) (99) (5,358)
NXP Semiconductors NV (29) (5,709)
Universal Music Group NV (2) (1,825) (35,425)
(202,996)
Norway - ( 0 .6 ) %
Aker BP ASA (2) (1,289) (47,653)
DNB Bank ASA (2) (178) (5,569)
Orkla ASA (2) (4,007) (50,427)
TOMRA Systems ASA (2) (1,251) (15,082)
(118,731)
Portugal - ( 0 .1 ) %
Galp Energia SGPS SA (2) (245) (5,875)
Jeronimo Martins SGPS SA (2) (832) (19,894)
(25,769)
Singapore - ( 0 .2 ) %
DBS Group Holdings Ltd. (2) (200) (8,900)
Keppel Ltd. (2) (2,900) (26,716)
Singapore Airlines Ltd. (2) (1,800) (9,282)
(44,898)
South Korea - ( 0 .1 ) %
Delivery Hero SE (2)(c) (552) (10,257)
Spain - ( 3 .0 ) %
Acciona SA (2) (353) (92,826)
Amadeus IT Group SA (2) (591) (33,794)
CaixaBank SA (2) (2,405) (28,830)
Cellnex Telecom SA (2)(c) (1,146) (36,849)
Endesa SA (2,356) (98,252)
Indra Sistemas SA (2) (3,799) (212,329)
Redeia Corp. SA (2) (1,627) (27,578)
Telefonica SA (2) (7,834) (34,278)
(564,736)
Sweden - ( 4 .2 ) %
AAK AB (2) (2,350) (60,519)
AddTech AB, Class B (2) (361) (12,388)
Assa Abloy AB, Class B (2) (1,367) (49,414)
Atlas Copco AB, Class A (2) (17,716) (312,631)
Elekta AB, Class B (2) (2,810) (16,621)
EQT AB (2) (1,856) (57,587)
Getinge AB, Class B (2) (1,330) (26,849)
Hexagon AB, Class B (2) (5,622) (54,714)
Lifco AB, Class B (2) (1,537) (46,498)
Nordnet AB publ (2) (755) (24,586)
Saab AB, Class B (2) (299) (19,569)
SSAB AB, Class B (2) (4,680) (36,893)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR LSE FUSION FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Sweden - (4.2)% (continued)
Svenska Cellulosa AB SCA, Class
B (2) (5,984) (69,381)
(787,650)
Switzerland - ( 7 .0 ) %
Bachem Holding AG, Class B (2) (338) (27,890)
Banque Cantonale Vaudoise
(Registered) (2) (168) (27,324)
Barry Callebaut AG (Registered) (2) (13) (22,862)
Belimo Holding AG (Registered) (2) (234) (190,043)
Chocoladefabriken Lindt &
Spruengli AG (2) (1) (14,042)
Cie Financiere Richemont SA
(Registered) (2) (824) (145,491)
Geberit AG (Registered) (2) (11) (7,425)
Georg Fischer AG (Registered) (2) (538) (27,755)
Logitech International SA
(Registered) (2) (186) (17,273)
Lonza Group AG (Registered) (2) (210) (134,719)
Partners Group Holding AG (2) (323) (348,144)
Sandoz Group AG (2) (864) (67,695)
Schindler Holding AG (2) (108) (35,574)
Sika AG (Registered) (2) (46) (7,614)
Straumann Holding AG (Registered)
(2) (341) (35,676)
Sulzer AG (Registered) (2) (115) (24,109)
Swiss Life Holding AG (Registered)
(2) (28) (30,498)
Swisscom AG (Registered) (2) (51) (42,797)
Tecan Group AG (Registered) (2) (95) (16,170)
Temenos AG (Registered) (2) (64) (5,609)
UBS Group AG (Registered) (2) (1,867) (72,801)
VAT Group AG (2)(c) (18) (11,229)
Ypsomed Holding AG (Registered)
(2) (46) (16,126)
(1,328,866)
Thailand - ( 0 .3 ) %
Fabrinet (97) (50,587)
United Kingdom - ( 11 .5 ) %
Associated British Foods plc (2) (6,272) (157,003)
AstraZeneca plc (2) (139) (27,180)
Autotrader Group plc (2)(c) (3,606) (22,570)
Aviva plc (2) (654) (5,249)
B&M European Value Retail plc (2) (43,526) (97,740)
Babcock International Group plc (2) (6,028) (93,582)
BAE Systems plc (2) (1,724) (50,545)
BT Group plc (2) (63,335) (177,501)
Bunzl plc (2) (2,627) (79,087)
Convatec Group plc (2)(c) (5,844) (16,857)
DCC plc (2) (176) (10,901)
Diageo plc (2) (677) (12,590)
Games Workshop Group plc (2) (124) (29,313)
HSBC Holdings plc (2) (6,692) (109,900)
IMI plc (2) (1,219) (41,469)
Informa plc (2) (797) (8,005)
J Sainsbury plc (15,877) (71,240)
Legal & General Group plc (2) (8,825) (29,002)
M&G plc (2) (10,635) (38,631)
Man Group plc (2) (7,136) (24,023)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (11.5)% (continued)
Marks & Spencer Group plc (2) (15,727) (70,862)
National Grid plc (2) (9,747) (164,530)
Pearson plc (2) (677) (8,925)
Rightmove plc (2) (1,627) (9,309)
Rotork plc (2) (4,653) (19,348)
Severn Trent plc (2) (1,169) (47,945)
Smith & Nephew plc (2) (6,844) (108,436)
Smiths Group plc (2) (1,614) (49,253)
SSE plc (2) (10,038) (347,000)
Standard Chartered plc (2) (4,665) (97,218)
Tate & Lyle plc (7,851) (37,618)
Weir Group plc (The) (2) (999) (37,465)
Whitbread plc (2) (522) (16,049)
Wise plc, Class A (2) (3,208) (38,631)
(2,154,977)
United States - ( 150 .2 ) %
A O Smith Corp. (3,172) (209,162)
Abbott Laboratories (832) (85,421)
AbbVie, Inc. (1,302) (283,172)
Acadia Healthcare Co., Inc. (2,985) (69,819)
Advanced Micro Devices, Inc. (186) (37,838)
AECOM (168) (14,250)
AeroVironment, Inc. (225) (41,186)
Aflac, Inc. (52) (5,705)
Air Products and Chemicals, Inc. (473) (137,402)
Alaska Air Group, Inc. (1,748) (64,291)
Albertsons Cos., Inc., Class A (3,830) (65,263)
Alcon AG (2) (105) (7,937)
Align Technology, Inc. (32) (5,486)
Allegion plc (68) (9,880)
Alliant Energy Corp. (2,340) (167,918)
Alphabet, Inc., Class A (322) (92,594)
Amcor plc (3,047) (121,118)
Amentum Holdings, Inc. (992) (25,871)
American Healthcare REIT, Inc.,
REIT (5,308) (250,325)
American Homes 4 Rent, Class A,
REIT (656) (18,316)
Americold Realty Trust, Inc., REIT (7,018) (80,426)
Amgen, Inc. (471) (165,721)
Amkor Technology, Inc. (275) (12,383)
Apellis Pharmaceuticals, Inc. (4,468) (179,748)
API Group Corp. (1,125) (45,585)
Apollo Global Management, Inc. (986) (109,860)
Appfolio, Inc., Class A (151) (23,831)
Apple, Inc. (935) (237,294)
AppLovin Corp., Class A (214) (85,172)
Aptiv plc (195) (13,541)
Archer-Daniels-Midland Co. (562) (40,852)
Arrowhead Pharmaceuticals, Inc. (1,500) (94,050)
Arthur J Gallagher & Co. (1,334) (288,918)
Associated Banc-Corp. (5,645) (145,980)
Assurant, Inc. (422) (91,916)
AST SpaceMobile, Inc. (1,238) (102,593)
Astera Labs, Inc. (1,242) (136,123)
AT&T, Inc. (3,849) (111,583)
Aurora Innovation, Inc. (14,132) (58,224)
Automatic Data Processing, Inc. (307) (62,376)
AvalonBay Communities, Inc., REIT (581) (94,906)

Schedule of Investments
March 31, 2026 (Unaudited)
AQR LSE FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (150.2)% (continued)
Avantor, Inc. (735) (5,762)
Avient Corp. (1,031) (37,425)
Avis Budget Group, Inc. (1,987) (289,803)
Axon Enterprise, Inc. (184) (78,143)
Bank OZK (1,589) (72,919)
Baxter International, Inc. (1,725) (28,980)
Belden, Inc. (311) (35,712)
Bentley Systems, Inc., Class B (5,923) (208,016)
BILL Holdings, Inc. (954) (36,538)
Bio-Rad Laboratories, Inc., Class A (341) (95,054)
Bio-Techne Corp. (1,272) (66,475)
BJ's Wholesale Club Holdings, Inc. (420) (41,336)
Black Hills Corp. (1,156) (80,238)
Blackbaud, Inc. (300) (11,583)
Block, Inc., Class A (968) (58,254)
Bloom Energy Corp., Class A (325) (44,034)
BOK Financial Corp. (733) (93,868)
Booz Allen Hamilton Holding Corp.,
Class A (680) (53,060)
BorgWarner, Inc. (310) (16,821)
Brixmor Property Group, Inc., REIT (1,561) (44,957)
Brown & Brown, Inc. (3,038) (198,108)
Brown-Forman Corp., Class B (1,906) (50,395)
Bruker Corp. (610) (22,033)
Builders FirstSource, Inc. (494) (40,671)
Bunge Global SA (64) (8,141)
Buzzi SpA (2) (219) (11,072)
BXP, Inc., REIT (1,549) (80,393)
Cabot Corp. (945) (71,168)
Cadence Design Systems, Inc. (355) (98,644)
Caesars Entertainment, Inc. (202) (5,339)
Campbell's Co. (The) (3,781) (84,203)
Carlisle Cos., Inc. (30) (10,009)
Carvana Co., Class A (370) (116,321)
Caterpillar, Inc. (168) (119,021)
Cava Group, Inc. (1,342) (108,568)
Celanese Corp., Class A (122) (8,024)
Celsius Holdings, Inc. (576) (20,436)
Cencora, Inc. (657) (206,390)
CenterPoint Energy, Inc. (1,474) (63,618)
Certara, Inc. (4,991) (28,449)
CF Industries Holdings, Inc. (733) (95,173)
CH Robinson Worldwide, Inc. (144) (23,914)
Charles River Laboratories
International, Inc. (553) (95,393)
Charles Schwab Corp. (The) (1,037) (97,457)
Choice Hotels International, Inc. (2,148) (222,318)
Churchill Downs, Inc. (773) (69,439)
Cintas Corp. (47) (7,950)
Cisco Systems, Inc. (1,634) (126,782)
Clarivate plc (18,716) (47,351)
Clearway Energy, Inc., Class C (266) (10,451)
Cleveland-Cliffs, Inc. (6,424) (54,283)
CNH Industrial NV (550) (6,050)
CNX Resources Corp. (996) (38,396)
Coca-Cola Co. (The) (1,185) (90,119)
Cognex Corp. (601) (29,443)
Cognizant Technology Solutions
Corp., Class A (465) (28,528)
Coherent Corp. (21) (5,002)
INVESTMENTS SHARES VALUE ($)
United States - (150.2)% (continued)
Coinbase Global, Inc., Class A (1,014) (177,055)
Colgate-Palmolive Co. (568) (48,411)
Comcast Corp., Class A (1,597) (45,850)
Conagra Brands, Inc. (3,786) (59,516)
Constellation Brands, Inc., Class A (480) (72,000)
Corcept Therapeutics, Inc. (855) (34,465)
Corebridge Financial, Inc. (237) (5,655)
Corning, Inc. (192) (26,106)
Coty, Inc., Class A (2,945) (5,919)
Cousins Properties, Inc., REIT (1,646) (37,150)
Crane NXT Co. (1,471) (59,708)
Credit Acceptance Corp. (53) (22,443)
Crocs, Inc. (226) (18,763)
Crown Castle, Inc., REIT (1,106) (89,929)
CSX Corp. (3,909) (160,464)
CubeSmart, REIT (3,315) (121,495)
Cytokinetics, Inc. (1,708) (112,574)
Deere & Co. (135) (76,046)
Devon Energy Corp. (1,753) (88,211)
Diamondback Energy, Inc. (29) (5,736)
Dick's Sporting Goods, Inc. (509) (100,930)
Digital Realty Trust, Inc., REIT (84) (15,138)
Dillard's, Inc., Class A (35) (20,024)
Dominion Energy, Inc. (2,047) (126,546)
Donaldson Co., Inc. (74) (6,280)
DoorDash, Inc., Class A (429) (64,414)
Doximity, Inc., Class A (503) (11,720)
Dropbox, Inc., Class A (2,232) (50,711)
DT Midstream, Inc. (236) (31,782)
Duke Energy Corp. (1,317) (172,448)
Dutch Bros, Inc., Class A (2,668) (135,161)
Dycom Industries, Inc. (371) (125,702)
EastGroup Properties, Inc., REIT (697) (129,008)
Eastman Chemical Co. (291) (22,209)
eBay, Inc. (1,466) (133,435)
EchoStar Corp., Class A (779) (91,198)
Elanco Animal Health, Inc. (2,386) (57,097)
Element Solutions, Inc. (1,468) (50,118)
Eli Lilly & Co. (43) (39,550)
Emerson Electric Co. (52) (6,813)
Enphase Energy, Inc. (1,300) (49,153)
Entegris, Inc. (268) (31,420)
Entergy Corp. (1,142) (128,315)
Equitable Holdings, Inc. (911) (33,807)
Equity LifeStyle Properties, Inc.,
REIT (2,245) (140,133)
Equity Residential, REIT (915) (54,122)
Erie Indemnity Co., Class A (136) (34,178)
Essex Property Trust, Inc., REIT (60) (14,520)
Etsy, Inc. (847) (42,333)
Euronet Worldwide, Inc. (113) (7,500)
Evergy, Inc. (2,130) (174,490)
Exelon Corp. (2,999) (147,011)
Expeditors International of
Washington, Inc. (516) (73,907)
F5, Inc. (310) (89,692)
FactSet Research Systems, Inc. (32) (6,944)
Fair Isaac Corp. (6) (6,405)
Fastenal Co. (2,610) (121,104)
Ferrovial SE (2) (1,123) (73,058)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR LSE FUSION FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (150.2)% (continued)
Fifth Third Bancorp (3,695) (171,670)
First American Financial Corp. (118) (7,114)
First Citizens BancShares, Inc.,
Class A (25) (47,117)
First Industrial Realty Trust, Inc.,
REIT (510) (29,504)
FirstEnergy Corp. (908) (45,999)
Flagstar Bank NA (1,099) (14,474)
Flex Ltd. (819) (53,612)
Floor & Decor Holdings, Inc., Class
A (3,965) (201,422)
Flowers Foods, Inc. (764) (6,227)
Flowserve Corp. (285) (20,950)
Flutter Entertainment plc (733) (74,729)
Fortive Corp. (2,807) (155,171)
Fortune Brands Innovations, Inc. (1,303) (50,778)
Franklin Resources, Inc. (2,204) (52,058)
GATX Corp. (259) (44,222)
GCI Liberty, Inc., Class C (621) (23,107)
GE HealthCare Technologies, Inc. (1,459) (103,852)
Gen Digital, Inc. (3,607) (67,920)
Generac Holdings, Inc. (123) (24,026)
Gentex Corp. (372) (8,128)
Gilead Sciences, Inc. (416) (57,978)
Goldman Sachs Group, Inc. (The) (56) (47,375)
Graco, Inc. (160) (13,544)
Haleon plc (2) (10,170) (50,331)
Hamilton Lane, Inc., Class A (249) (24,751)
Hancock Whitney Corp. (2,297) (146,066)
Harley-Davidson, Inc. (5,622) (113,677)
Hayward Holdings, Inc. (545) (7,292)
Healthcare Realty Trust, Inc., REIT (666) (11,315)
Healthpeak Properties, Inc., REIT (2,362) (38,808)
Hecla Mining Co. (1,802) (33,571)
HEICO Corp. (272) (74,582)
Henry Schein, Inc. (416) (30,659)
Hershey Co. (The) (83) (17,255)
Hexcel Corp. (839) (67,900)
HF Sinclair Corp. (90) (5,615)
Highwoods Properties, Inc., REIT (1,137) (24,343)
Hims & Hers Health, Inc. (5,229) (108,554)
Home BancShares, Inc. (1,390) (37,433)
Home Depot, Inc. (The) (1,133) (372,631)
Hormel Foods Corp. (4,553) (103,125)
Houlihan Lokey, Inc., Class A (49) (7,037)
Howard Hughes Holdings, Inc. (415) (26,253)
Howmet Aerospace, Inc. (164) (37,795)
Hubbell, Inc., Class B (221) (108,454)
Hyatt Hotels Corp., Class A (1,829) (262,992)
IAC, Inc. (1,228) (49,157)
IDACORP, Inc. (543) (77,633)
IDEXX Laboratories, Inc. (207) (116,311)
Independence Realty Trust, Inc.,
REIT (2,171) (32,326)
Ingersoll Rand, Inc. (1,922) (153,991)
Insmed, Inc. (304) (49,710)
Intel Corp. (409) (18,049)
Intercontinental Exchange, Inc. (52) (8,179)
International Paper Co. (264) (9,425)
Intuitive Surgical, Inc. (108) (49,787)
INVESTMENTS SHARES VALUE ($)
United States - (150.2)% (continued)
Ionis Pharmaceuticals, Inc. (957) (71,861)
IonQ, Inc. (2,908) (83,838)
Iridium Communications, Inc. (942) (26,131)
Jabil, Inc. (60) (15,938)
Jack Henry & Associates, Inc. (408) (64,480)
James Hardie Industries plc, ADR (3,528) (66,820)
Johnson & Johnson (697) (170,375)
JPMorgan Chase & Co. (540) (158,846)
Kemper Corp. (190) (5,806)
Keurig Dr Pepper, Inc. (2,154) (56,715)
Kilroy Realty Corp., REIT (1,424) (40,171)
Kimberly-Clark Corp. (658) (63,477)
Kinsale Capital Group, Inc. (18) (6,150)
Kite Realty Group Trust, REIT (5,635) (138,339)
Kraft Heinz Co. (The) (5,069) (114,002)
Kratos Defense & Security
Solutions, Inc. (980) (69,100)
Kroger Co. (The) (918) (66,426)
L3Harris Technologies, Inc. (94) (32,444)
Labcorp Holdings, Inc. (375) (100,054)
Lam Research Corp. (151) (32,263)
Lantheus Holdings, Inc. (1,603) (121,588)
Lattice Semiconductor Corp. (231) (21,428)
Leidos Holdings, Inc. (91) (14,152)
Lennox International, Inc. (341) (158,268)
Liberty Media Corp-Liberty Formula
One, Class A (513) (40,055)
Lincoln National Corp. (1,697) (60,244)
Lithia Motors, Inc., Class A (95) (23,723)
Littelfuse, Inc. (60) (20,361)
Live Nation Entertainment, Inc. (445) (67,867)
LKQ Corp. (584) (17,152)
Loar Holdings, Inc. (1,205) (69,034)
Loews Corp. (433) (46,218)
LPL Financial Holdings, Inc. (631) (189,824)
M&T Bank Corp. (840) (173,645)
MACOM Technology Solutions
Holdings, Inc. (200) (44,414)
Maplebear, Inc. (635) (23,787)
Marathon Petroleum Corp. (66) (16,116)
Markel Group, Inc. (23) (44,024)
Marriott International, Inc., Class A (119) (38,921)
Martin Marietta Materials, Inc. (159) (93,600)
Marvell Technology, Inc. (942) (93,305)
Mastercard, Inc., Class A (127) (63,457)
Maximus, Inc. (143) (9,166)
McCormick & Co., Inc. (Non-Voting) (119) (6,002)
McDonald's Corp. (233) (72,414)
MDU Resources Group, Inc. (7,149) (148,127)
Meta Platforms, Inc., Class A (178) (101,839)
Middleby Corp. (The) (40) (5,303)
Millrose Properties, Inc., Class A,
REIT (1,092) (30,576)
Mondelez International, Inc., Class
A (3,034) (174,880)
Monolithic Power Systems, Inc. (63) (68,881)
Moody's Corp. (93) (40,571)
Motorola Solutions, Inc. (91) (39,491)
MP Materials Corp. (1,013) (48,887)

Schedule of Investments
March 31, 2026 (Unaudited)
AQR LSE FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (150.2)% (continued)
MSC Industrial Direct Co., Inc.,
Class A (349) (32,202)
Murphy USA, Inc. (53) (26,180)
NetApp, Inc. (594) (60,820)
Netflix, Inc. (990) (95,189)
NewMarket Corp. (38) (24,356)
Nexstar Media Group, Inc., Class A (284) (51,356)
NextEra Energy, Inc. (69) (6,409)
Nextpower, Inc., Class A (627) (75,585)
NIKE, Inc., Class B (796) (42,045)
NiSource, Inc. (721) (33,642)
NNN REIT, Inc., REIT (365) (15,341)
Northrop Grumman Corp. (68) (46,392)
Norwegian Cruise Line Holdings
Ltd. (3,193) (59,709)
NOV, Inc. (299) (5,624)
Novanta, Inc. (54) (6,378)
NRG Energy, Inc. (352) (51,441)
Oklo, Inc. (2,433) (120,652)
Okta, Inc., Class A (349) (27,470)
Olin Corp. (2,692) (80,033)
Omega Healthcare Investors, Inc.,
REIT (1,213) (53,154)
ONEOK, Inc. (1,627) (147,065)
Option Care Health, Inc. (6,028) (162,274)
Organon & Co. (3,193) (19,126)
Ormat Technologies, Inc. (1,284) (143,705)
Packaging Corp. of America (129) (27,376)
Palo Alto Networks, Inc. (637) (102,124)
Parsons Corp. (812) (43,986)
Paychex, Inc. (966) (88,988)
Paycom Software, Inc. (204) (24,794)
Penn Entertainment, Inc. (393) (5,907)
Pentair plc (63) (5,488)
Performance Food Group Co. (744) (63,731)
Perrigo Co. plc (5,621) (60,370)
Post Holdings, Inc. (392) (38,753)
PPG Industries, Inc. (1,031) (110,193)
PPL Corp. (2,759) (105,394)
PTC, Inc. (672) (95,753)
Public Service Enterprise Group,
Inc. (1,105) (89,450)
Public Storage, REIT (166) (44,966)
PulteGroup, Inc. (543) (63,862)
PVH Corp. (795) (55,459)
QIAGEN NV (2) (1,459) (59,104)
Qualys, Inc. (542) (47,615)
Quanta Services, Inc. (71) (38,980)
QuantumScape Corp. (12,078) (77,058)
Quest Diagnostics, Inc. (535) (104,849)
QXO, Inc. (6,775) (131,571)
Ralliant Corp. (807) (33,563)
Range Resources Corp. (230) (10,391)
Rayonier, Inc., REIT (2,297) (47,364)
Reddit, Inc., Class A (218) (29,354)
Regal Rexnord Corp. (381) (71,346)
Regency Centers Corp., REIT (307) (23,228)
Regions Financial Corp. (220) (5,746)
Reliance, Inc. (21) (6,382)
Repligen Corp. (699) (82,356)
INVESTMENTS SHARES VALUE ($)
United States - (150.2)% (continued)
ResMed, Inc. (130) (29,182)
Revolution Medicines, Inc. (111) (10,795)
Revvity, Inc. (315) (27,597)
Rexford Industrial Realty, Inc., REIT (1,081) (35,381)
RH (681) (95,217)
RingCentral, Inc., Class A (902) (33,545)
Rivian Automotive, Inc., Class A (3,876) (58,334)
RLI Corp. (693) (39,529)
Robinhood Markets, Inc., Class A (1,544) (106,999)
Rocket Cos., Inc., Class A (385) (5,486)
Rocket Lab Corp. (779) (50,027)
Rockwell Automation, Inc. (162) (58,139)
Rollins, Inc. (1,594) (85,136)
Ryan Specialty Holdings, Inc.,
Class A (2,112) (71,259)
Sabra Health Care REIT, Inc., REIT (7,273) (139,860)
Samsara, Inc., Class A (2,719) (86,165)
Schneider Electric SE (2) (122) (33,231)
Scotts Miracle-Gro Co. (The) (831) (50,533)
SEI Investments Co. (104) (8,161)
Sensata Technologies Holding plc (1,465) (51,597)
SharkNinja, Inc. (169) (17,897)
Sherwin-Williams Co. (The) (165) (52,891)
Shift4 Payments, Inc., Class A (2,390) (104,515)
Signify NV (2)(c) (769) (16,379)
Silgan Holdings, Inc. (1,168) (45,318)
Simon Property Group, Inc., REIT (204) (38,052)
Sirius XM Holdings, Inc. (407) (9,394)
Skyworks Solutions, Inc. (290) (15,530)
SLB Ltd. (1,622) (83,355)
SLM Corp. (1,285) (27,512)
Snap-on, Inc. (89) (32,327)
SoFi Technologies, Inc. (6,415) (101,870)
Somnigroup International, Inc. (939) (69,411)
Sonoco Products Co. (641) (34,672)
Southern Co. (The) (729) (70,363)
Spire, Inc. (70) (6,338)
SPX Technologies, Inc. (55) (10,997)
STAG Industrial, Inc., REIT (2,012) (72,553)
StandardAero, Inc. (3,327) (85,936)
Starbucks Corp. (634) (56,800)
Steel Dynamics, Inc. (396) (71,280)
Strategy, Inc., Class A (399) (49,795)
Summit Therapeutics, Inc. (2,423) (45,940)
Sun Communities, Inc., REIT (715) (90,061)
Super Micro Computer, Inc. (1,447) (32,948)
Swiss Re AG (2) (188) (31,580)
Synaptics, Inc. (653) (45,736)
T. Rowe Price Group, Inc. (66) (5,949)
Talen Energy Corp. (245) (78,211)
Targa Resources Corp. (162) (40,618)
Teledyne Technologies, Inc. (32) (19,360)
Teleflex, Inc. (126) (15,071)
Tempus AI, Inc., Class A (1,094) (49,471)
Tenaris SA (2) (2,233) (65,276)
Teradata Corp. (1,380) (35,369)
Terex Corp. (1,475) (87,173)
Tesla, Inc. (205) (76,209)
Tetra Tech, Inc. (481) (14,488)
Texas Instruments, Inc. (131) (25,432)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR LSE FUSION FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (150.2)% (continued)
TFS Financial Corp. (414) (5,817)
Thermo Fisher Scientific, Inc. (391) (192,188)
Thor Industries, Inc. (247) (19,733)
Toast, Inc., Class A (694) (18,398)
TopBuild Corp. (268) (94,148)
TPG, Inc. (2,368) (95,928)
Tractor Supply Co. (902) (40,861)
Trane Technologies plc (215) (89,599)
TransDigm Group, Inc. (39) (45,199)
Travel + Leisure Co. (706) (48,848)
Trimble, Inc. (187) (12,198)
Twilio, Inc., Class A (1,008) (126,827)
Tyler Technologies, Inc. (56) (19,173)
UDR, Inc., REIT (3,162) (106,812)
UGI Corp. (2,085) (75,936)
Unity Software, Inc. (4,165) (91,380)
Universal Display Corp. (106) (9,716)
US Foods Holding Corp. (259) (23,882)
Vail Resorts, Inc. (578) (74,169)
Valvoline, Inc. (962) (32,400)
VICI Properties, Inc., Class A, REIT (706) (19,288)
Viking Therapeutics, Inc. (1,825) (59,386)
Visa, Inc., Class A (264) (79,791)
Visteon Corp. (244) (22,231)
Vistra Corp. (395) (59,380)
Vontier Corp. (157) (5,569)
Vornado Realty Trust, REIT (347) (9,019)
Voya Financial, Inc. (83) (5,671)
W R Berkley Corp. (1,920) (127,258)
Walt Disney Co. (The) (169) (16,288)
Waste Connections, Inc. (46) (7,472)
Waste Management, Inc. (155) (35,617)
Waters Corp. (174) (51,817)
Watsco, Inc. (102) (37,107)
Wayfair, Inc., Class A (676) (50,842)
Welltower, Inc., REIT (1,346) (266,118)
Wendy's Co. (The) (6,050) (42,048)
Western Alliance Bancorp (102) (7,227)
Western Union Co. (The) (8,635) (75,384)
Westlake Corp. (50) (5,841)
Whirlpool Corp. (1,014) (54,675)
White Mountains Insurance Group
Ltd. (21) (46,136)
Williams Cos., Inc. (The) (75) (5,459)
Williams-Sonoma, Inc. (32) (5,835)
Willis Towers Watson plc (32) (9,302)
WillScot Holdings Corp. (11,122) (193,078)
Wingstop, Inc. (160) (24,795)
WP Carey, Inc., REIT (4,088) (277,820)
WW Grainger, Inc. (112) (122,171)
Wyndham Hotels & Resorts, Inc. (591) (48,007)
Wynn Resorts Ltd. (510) (51,791)
Xcel Energy, Inc. (1,030) (81,823)
YETI Holdings, Inc. (2,387) (87,340)
Yum! Brands, Inc. (1,176) (182,844)
Zebra Technologies Corp., Class A (96) (20,072)
Zillow Group, Inc., Class C (1,272) (52,635)
(28,304,726)
INVESTMENTS SHARES VALUE ($)
Zambia - ( 0 .0 ) % †
First Quantum Minerals Ltd. (348) (8,320)
TOTAL COMMON STOCKS
(Proceeds $(53,439,034))                                                     (49,228,943)
PREFERRED STOCKS - (1.1)%
Germany - ( 1 .1 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(c) (1,914) (87,191)
Sartorius AG (Preference) (2) (489) (122,356)
TOTAL PREFERRED STOCKS
(Proceeds $(221,025))                                                     (209,547)
NO. OF
RIGHTS
RIGHTS - 0.0%
United States - 0 .0%
Walgreens Boots Alliance, Inc.,
CVR (3)
(Proceeds $–) (1,143) –
TOTAL SHORT POSITIONS
(Proceeds $(53,660,059)) (49,438,490)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 91.6%
(Cost $8,954,884) 17,261,915
OTHER ASSETS IN EXCESS OF
LIABILITIES - 8.4%
‡
1,588,360
NET ASSETS - 100.0% 18,850,275

Schedule of Investments
March 31, 2026 (Unaudited)
AQR LSE FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (67,838) ( 0 .3 ) %
Consumer Discretionary 441,680 2 .3
Consumer Staples 395,568 2 .1
Energy 1,726,816 9 .1
Financials 3,317,187 17 .6
Health Care (841,713) ( 4 .4 )
Industrials 1,498,413 7 .9
Information Technology 1,431,116 7 .6
Materials 144,107 0 .8
Real Estate (1,885,891) ( 10 .0 )
Utilities (1,833,957) ( 9 .7 )
Investment Companies 9,980,765 52 .9
U.S. Treasury Obligations 2,955,662 15 .7
Total Investments In Securities
At Value 17,261,915 91 .6
Other Assets in Excess of
Liabilities ‡ 1,588,360 8 .4
Net Assets
$ 18,850,275 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange and futures contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at March 31,
2026 amounted to $53,028,518, which is inclusive of rehypothecated amounts disclosed below.
(b) All or a portion of this security has been rehypothecated. Total value of all such securities at March 31, 2026 amounted to $11,816,278.
(c) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2026 amounted to $565,566 of investments in securities and
$(741,881) of securities sold short, which represents 3.00% and (3.94)% of net assets of the Fund, respectively.
(d) Represents 7-day effective yield as of March 31, 2026.
(e) The rate shown was the effective yield at the date of purchase.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Futures contracts outstanding as of March 31, 2026:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 Micro E-Mini Index 590 6/2026 USD $ 19,383,713 $ (303,068)
Net unrealized depreciation $ (303,068)
Forward foreign currency exchange contracts outstanding as of March 31, 2026:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
JPY 10,000,000 USD 63,271 CITI 6/17/2026 $ 146
JPY 10,000,000 USD 63,271 JPMC 6/17/2026 146
USD 163,098 AUD 229,000 CITI 6/17/2026 5,277
USD 163,098 AUD 229,000 JPMC 6/17/2026 5,278
USD 403,674 CAD 549,750 CITI 6/17/2026 7,159
USD 403,675 CAD 549,750 JPMC 6/17/2026 7,159
USD 38,545 CHF 29,500 CITI 6/17/2026 1,340

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR LSE FUSION FUND
Schedule of Investments
March 31, 2026 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 38,545 CHF 29,500 JPMC 6/17/2026 $ 1,340
USD 93,798 DKK 603,500 CITI 6/17/2026 51
USD 93,798 DKK 603,500 JPMC 6/17/2026 51
USD 679,514 EUR 577,000 CITI 6/17/2026 10,243
USD 679,515 EUR 577,000 JPMC 6/17/2026 10,244
USD 101,481 GBP 75,500 CITI 6/17/2026 1,572
USD 101,481 GBP 75,500 JPMC 6/17/2026 1,572
USD 322,387 JPY 50,000,000 CITI 6/17/2026 5,299
USD 322,387 JPY 50,000,000 JPMC 6/17/2026 5,300
USD 103,963 NOK 1,000,000 CITI 6/17/2026 755
USD 103,964 NOK 1,000,000 JPMC 6/17/2026 756
USD 160,457 SGD 202,000 CITI 6/17/2026 2,497
USD 160,457 SGD 202,000 JPMC 6/17/2026 2,497
Total unrealized appreciation 68,682
AUD 137,000 USD 96,109 CITI 6/17/2026 (1,693)
AUD 137,000 USD 96,109 JPMC 6/17/2026 (1,693)
CHF 31,375 USD 40,051 CITI 6/17/2026 (481)
CHF 31,375 USD 40,051 JPMC 6/17/2026 (481)
DKK 20,500 USD 3,258 CITI 6/17/2026 (74)
DKK 20,500 USD 3,258 JPMC 6/17/2026 (74)
EUR 44,500 USD 51,966 CITI 6/17/2026 (350)
EUR 44,500 USD 51,966 JPMC 6/17/2026 (350)
GBP 74,500 USD 99,588 CITI 6/17/2026 (1,002)
GBP 74,500 USD 99,587 JPMC 6/17/2026 (1,002)
SGD 178,000 USD 140,078 CITI 6/17/2026 (885)
SGD 178,000 USD 140,078 JPMC 6/17/2026 (885)
USD 42,281 EUR 36,500 CITI 6/17/2026 (56)
USD 42,281 EUR 36,500 JPMC 6/17/2026 (56)
USD 31,555 JPY 5,000,000 CITI 6/17/2026 (154)
USD 31,555 JPY 5,000,000 JPMC 6/17/2026 (154)
Total unrealized depreciation (9,390)
Net unrealized appreciation $ 59,292

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | March 2026

INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 5.6%
Consumer Staples - 5 .6%
Food Products - 5 .6%
Archer-Daniels-Midland Co. (1)
67,702 4,921,258
Bunge Global SA (1)
25,425 3,234,060
Campbell's Co. (The) (1)
48,142 1,072,122
Conagra Brands, Inc. (1)
92,631 1,456,159
Darling Ingredients, Inc. (1)*
49,018 3,031,763
Flowers Foods, Inc. (1)
79,806 650,419
Freshpet, Inc. (1)*
13,110 772,966
General Mills, Inc. (1)
71,613 2,665,436
Hershey Co. (The) (1)
19,473 4,048,242
Hormel Foods Corp. (1)
73,452 1,663,688
Ingredion, Inc. (1)
16,858 1,899,222
J M Smucker Co. (The) (1)
21,201 2,044,624
Kraft Heinz Co. (The) (1)
110,332 2,481,367
Lamb Weston Holdings, Inc. (1)
27,206 1,149,726
McCormick & Co., Inc. (Non-Voting)
(1) 41,060 2,071,066
Mondelez International, Inc., Class
A (1) 131,632 7,587,269
Pilgrim's Pride Corp. (1)
15,707 593,096
Post Holdings, Inc. (1)*
17,012 1,681,806
Seaboard Corp. (1)
439 2,482,115
Tyson Foods, Inc., Class A (1)
48,350 3,097,785
Total Consumer Staples 48,604,189
TOTAL COMMON STOCKS
(Cost $49,288,193) 48,604,189
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 1 .4%
U.S. Treasury Inflation-Linked Notes
1.88%, 7/15/2035 (a)(b)
(Cost $12,425,208)   $ 12,459,162 12,397,922
SHARES
SHORT-TERM INVESTMENTS - 85.3%
INVESTMENT COMPANIES - 46 .1%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.52% (1)(c)(d) 14,435,007 14,435,007
Limited Purpose Cash Investment
Fund, 3.65% (1)(c) 385,203,509 385,203,509
TOTAL INVESTMENT COMPANIES
(Cost $399,605,457) 399,638,516
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 39 .2%
U.S. Treasury Bills
3.79%, 4/2/2026 (e) $ 635,000 634,936
3.77%, 4/9/2026 (e) 14,296,000 14,284,530
3.75%, 4/16/2026 (e) 5,000,000 4,992,446
3.73%, 4/23/2026 (e) 9,718,000 9,696,444
3.71%, 4/30/2026 (e) 8,489,000 8,464,179
3.77%, 5/7/2026 (e) 12,607,000 12,561,079
3.76%, 5/14/2026 (e) 22,226,000 22,129,354
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 39.2% (continued)
3.78%, 5/21/2026 (e) $ 4,179,000 4,157,942
3.70%, 6/4/2026 (e) 18,476,000 18,357,301
3.65%, 6/11/2026 (e) 3,117,000 3,094,886
3.56%, 6/18/2026 (e) 9,250,000 9,177,910
3.55%, 6/25/2026 (e) 23,470,000 23,271,198
3.56%, 7/2/2026 (e) 24,834,000 24,605,321
3.54%, 7/9/2026 (e) 15,499,000 15,345,325
3.55%, 7/16/2026 (e) 172,000 170,182
3.58%, 7/23/2026 (e) 17,000,000 16,808,345
3.59%, 7/30/2026 (e) 3,679,000 3,634,745
3.59%, 8/6/2026 (e)(f) 4,545,000 4,487,443
3.56%, 8/13/2026 (e)(f) 11,058,000 10,909,594
3.56%, 8/20/2026 (e)(f) 16,000,000 15,774,338
3.59%, 8/27/2026 (e) 14,670,000 14,453,186
3.60%, 9/3/2026 (e) 10,143,000 9,986,105
3.60%, 9/10/2026 (e)(f) 57,227,000 56,302,987
3.64%, 9/17/2026 (e)(f) 16,943,000 16,657,196
3.70%, 9/24/2026 (e)(f) 14,092,000 13,845,745
3.67%, 10/1/2026 (e) 6,717,000 6,594,420
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $340,448,396) 340,397,137
TOTAL SHORT-TERM INVESTMENTS
(Cost $740,053,853) 740,035,653
NO. OF
CONTRACTS
PURCHASED OPTIONS - 0.3%
Put Option s - 0 .3%
Over-the-Counter
Equity Index Options - 0 .3%
S&P 500 Index
JPMC
Exercise Price: USD 6,500
Notional Amount:
USD 71,813,720
Expiration Date: 6/18/2026 110 2,448,539
NOTIONAL
AMOUNT
Interest Rate Swaptions - 0 .0% †
2-Year Interest Rate Swap,
Pays SOFR Quarterly,
Receives 3.23% Quarterly
JPMC
Exercise Rate: 3.23%
Expiration Date: 6/17/2026 $ 109,417,979 203,641
TOTAL PURCHASED OPTIONS
(Cost $2,440,428) 2,652,180
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 92.6%
(Cost $804,207,682) 803,689,944
OTHER ASSETS IN EXCESS OF
LIABILITIES - 7.4% ‡ 64,482,053
NET ASSETS - 100.0% 868,171,997

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
SECTOR VALUE
% OF NET
ASSETS
Consumer Staples $ 48,604,189 5 .6%
Purchased Options 2,652,180 0 .3
Investment Companies 399,638,516 46 .1
U.S. Treasury Obligations 352,795,059 40 .6
Total Investments In Securities
At Value 803,689,944 92 .6
Other Assets in Excess of
Liabilities ‡ 64,482,053 7 .4
Net Assets
$ 868,171,997 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures, swap and written option contracts, and value of reverse repurchase agreements.
(a) On March 31, 2026, securities valued at $12,397,922 were pledged as collateral for reverse repurchase agreements outstanding.
(b) Inflation-protected security.
(c) Represents 7-day effective yield as of March 31, 2026.
(d) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(e) The rate shown was the effective yield at the date of purchase.
(f) All or a portion of the security pledged as collateral for swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Reverse repurchase agreements outstanding as of March 31, 2026:
Over-the-Counter
COUNTERPARTY
TRADE
DATE RATE
MATURITY
DATE CURRENCY
PRINCIPAL
AMOUNT
AND VALUE
OF REVERSE
REPURCHASE
AGREEMENT
BNPP 3/20/2026 3.79% 4/9/2026 USD $ 6,215,500
BNPP 3/23/2026 3.80% 4/9/2026 USD 6,100,000
$ 12,315,500
The weighted average daily balance of the reverse repurchase agreements during the period ended March 31, 2026 was $11,637,722 at a net weighted average interest rate of 3.795%.
Written put option contracts (premium-style) outstanding as of March 31, 2026:
Over-the-Counter
D ESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE
PREMIUM
PAID
(RECEIVED) VALUE
S&P 500 Index JPMC 55 USD (35,906,860) USD 5,600 6/18/2026 $ (358,938) $ (301,427)
$ (358,938) $ (301,427)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
Credit default swap contracts outstanding - buy protection as of March 31, 2026:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Main Index
Series 45.V1 1 .00 % Quarterly 6/20/2031 0 .71 % EUR 3,686,000 $ (55,133) $ (4,639) $ (59,772)
iTraxx Europe Main Index
Series 45.V1 1 .00 Quarterly 6/20/2031 0 .71 EUR 3,686,000 (55,134) (4,639) (59,773)
Markit CDX North America
High Yield Index Series
46.V1 5 .00 Quarterly 6/20/2031 3 .86 USD 4,419,000 (186,674) (23,263) (209,937)
Markit CDX North America
High Yield Index Series
46.V1 5 .00 Quarterly 6/20/2031 3 .86 USD 4,419,000 (186,674) (23,263) (209,937)
$ (483,615) $ (55,804) $ (539,419)
Credit default swap contracts outstanding - sell protection as of March 31, 2026 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 45.V1 5 .00 % Quarterly 6/20/2031 3 .53 % EUR 9,293,000 $ 711,857 $ (19,273) $ 692,584
iTraxx Europe Crossover
Index Series 45.V1 5 .00 Quarterly 6/20/2031 3 .53 EUR 9,293,000 711,856 (19,273) 692,583
Markit CDX North America
Investment Grade Index
Series 46.V1 1 .00 Quarterly 6/20/2031 0 .63 USD 13,130,000 219,294 11,719 231,013
Markit CDX North America
Investment Grade Index
Series 46.V1 1 .00 Quarterly 6/20/2031 0 .63 USD 13,130,000 219,294 11,719 231,013
1,862,301 (15,108) 1,847,193
Markit CDX North America
Emerging Markets Index
Series 45.V1 1 .00 % Quarterly 6/20/2031 1 .94 % USD 6,777,000 $ (273,873) $ (9,614) $ (283,487)
Markit CDX North America
Emerging Markets Index
Series 45.V1 1 .00 Quarterly 6/20/2031 1 .94 USD 6,777,000 (273,872) (9,615) (283,487)
(547,745) (19,229) (566,974)
$ 1,314,556 $ (34,337) $ 1,280,219
Forward effective interest rate swap contracts outstanding as of March 31, 2026:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 3.00% Semi 6/21/2028 CAD 1,300,000 $ 2,763 $ 715 $ 3,478
Pay 1D CORRA Semi 3.00% Semi 6/21/2028 CAD 1,200,000 2,437 793 3,230
Pay 1D CORRA Semi 3.00% Semi 9/20/2028 CAD 23,400,000 (2,547) 40,999 38,452
Pay 1D CORRA Semi 3.00% Semi 9/20/2028 CAD 23,700,000 (2,580) 41,558 38,978
Pay 1D CORRA Semi 3.50% Semi 9/17/2036 CAD 26,900,000 349,651 10,207 359,858
Pay 1D CORRA Semi 3.50% Semi 9/17/2036 CAD 26,900,000 349,792 10,070 359,862
Pay 1D SOFR Annual 4.00% Annual 9/17/2036 USD 3,400,000 30,966 11,811 42,777
Pay 1D THOR Qtrly 2.00% Qtrly 6/17/2031 THB 5,300,000 1,686 77 1,763

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D THOR Qtrly 2.00% Qtrly 6/17/2031 THB 5,300,000 $ 1,686 $ 77 $ 1,763
Pay 1D TIIEOIS Monthly 8.00% Monthly 9/13/2028 MXN 333,400,000 2,806 – 2,806
Pay 1D TIIEOIS Monthly 8.00% Monthly 9/13/2028 MXN 333,400,000 2,806 – 2,806
Pay 1D TIIEOIS Monthly 8.50% Monthly 9/10/2031 MXN 7,500,000 2,854 – 2,854
Pay 1D TIIEOIS Monthly 8.50% Monthly 9/10/2031 MXN 7,500,000 2,854 – 2,854
Pay 3M BBR Qtrly 4.00% Semi 6/14/2028 NZD 78,400,000 290,986 60,206 351,192
Pay 3M BBR Qtrly 4.00% Semi 6/14/2028 NZD 78,400,000 290,986 60,140 351,126
Pay 3M BBR Qtrly 4.00% Semi 9/13/2028 NZD 97,900,000 128,874 84,997 213,871
Pay 3M BBR Qtrly 4.00% Semi 9/13/2028 NZD 97,900,000 128,867 85,037 213,904
Pay 3M HIBOR Qtrly 3.00% Qtrly 9/20/2028 HKD 26,500,000 2,432 5,653 8,085
Pay 3M HIBOR Qtrly 3.00% Qtrly 9/20/2028 HKD 26,400,000 2,421 5,640 8,061
Pay 3M JIBAR Qtrly 8.00% Qtrly 9/17/2031 ZAR 105,100,000 37,175 1,664 38,839
Pay 3M JIBAR Qtrly 8.00% Qtrly 9/17/2031 ZAR 105,100,000 37,175 1,664 38,839
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2028 EUR 315,600,000 361,936 158,476 520,412
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2028 EUR 315,600,000 363,612 156,784 520,396
Pay 6M NIBOR Semi 5.00% Annual 6/21/2028 NOK 46,500,000 7,662 (2,354) 5,308
Pay 6M NIBOR Semi 5.00% Annual 6/21/2028 NOK 46,500,000 7,662 (2,353) 5,309
Pay 6M NIBOR Semi 5.00% Annual 9/20/2028 NOK 17,900,000 3,643 (322) 3,321
Pay 6M NIBOR Semi 5.00% Annual 9/20/2028 NOK 18,100,000 3,684 (322) 3,362
Receive 1D CLICP Semi 4.50% Semi 6/20/2028 CLP 85,000,000 892 (50) 842
Receive 1D CLICP Semi 4.50% Semi 6/20/2028 CLP 85,000,000 892 (50) 842
Receive 1D CLICP Semi 4.50% Semi 9/20/2028 CLP 1,435,000,000 6,111 9,574 15,685
Receive 1D CLICP Semi 4.50% Semi 9/20/2028 CLP 1,435,000,000 6,111 9,574 15,685
Receive 1D CLICP Semi 5.00% Semi 9/20/2028 CLP 6,525,000,000 11,766 (7,914) 3,852
Receive 1D CLICP Semi 5.00% Semi 9/20/2028 CLP 6,525,000,000 11,766 (7,914) 3,852
Receive 1D CLICP Semi 5.00% Semi 6/17/2031 CLP 530,000,000 1,513 1,214 2,727
Receive 1D CLICP Semi 5.00% Semi 6/17/2031 CLP 530,000,000 1,513 1,214 2,727
Receive 1D CLICP Semi 5.00% Semi 9/16/2031 CLP 5,550,000,000 50,398 (12,478) 37,920
Receive 1D CLICP Semi 5.00% Semi 9/16/2031 CLP 5,550,000,000 50,398 (12,478) 37,920
Receive 1D CORRA Semi 2.50% Semi 6/21/2028 CAD 110,900,000 81,477 389,469 470,946
Receive 1D CORRA Semi 2.50% Semi 6/21/2028 CAD 110,900,000 81,438 389,509 470,947
Receive 1D CORRA Semi 2.50% Semi 9/20/2028 CAD 9,700,000 25,871 24,749 50,620
Receive 1D CORRA Semi 2.50% Semi 9/20/2028 CAD 9,500,000 24,873 24,704 49,577
Receive 1D IBR Qtrly 12.00% Qtrly 6/20/2028 COP 2,031,900,000 1,203 876 2,079
Receive 1D IBR Qtrly 11.00% Qtrly 6/20/2028 COP 6,882,000,000 728 38,665 39,393
Receive 1D IBR Qtrly 12.00% Qtrly 6/20/2028 COP 2,031,900,000 1,203 875 2,078
Receive 1D IBR Qtrly 11.00% Qtrly 6/20/2028 COP 6,882,000,000 728 38,665 39,393
Receive 1D IBR Qtrly 12.00% Qtrly 9/18/2028 COP 4,930,000,000 5,350 (838) 4,512
Receive 1D IBR Qtrly 12.00% Qtrly 9/18/2028 COP 4,930,000,000 5,350 (838) 4,512
Receive 1D IBR Qtrly 11.00% Qtrly 6/17/2036 COP 117,900,000 (357) 534 177
Receive 1D IBR Qtrly 11.00% Qtrly 6/17/2036 COP 117,900,000 (357) 534 177
Receive 1D MIBOR Semi 6.50% Semi 9/18/2028 INR 2,484,300,000 (64,089) 148,850 84,761
Receive 1D MIBOR Semi 6.50% Semi 9/18/2028 INR 2,484,300,000 (64,089) 148,850 84,761
Receive 1D SARON Annual 0.50% Annual 6/18/2036 CHF 3,000,000 27,692 (4,191) 23,501
Receive 1D SARON Annual 0.50% Annual 6/18/2036 CHF 3,100,000 29,907 (5,267) 24,640
Receive 1D SARON Annual 0.50% Annual 9/17/2036 CHF 34,000,000 392,767 5,687 398,454
Receive 1D SARON Annual 0.50% Annual 9/17/2036 CHF 34,000,000 368,274 30,179 398,453
Receive 1D SOFR Annual 3.50% Annual 9/20/2028 USD 396,600,000 (643,535) 1,157,858 514,323
Receive 1D SOFR Annual 3.50% Annual 9/20/2028 USD 396,600,000 (643,892) 1,157,950 514,058
Receive 1D SOFR Annual 3.50% Annual 6/18/2031 USD 26,200,000 (247,722) 406,026 158,304
Receive 1D SOFR Annual 3.50% Annual 6/18/2031 USD 26,100,000 (245,406) 402,968 157,562
Receive 1D SOFR Annual 3.50% Annual 9/17/2031 USD 38,400,000 5,652 239,299 244,951
Receive 1D SOFR Annual 3.50% Annual 9/17/2031 USD 38,500,000 6,244 239,283 245,527
Receive 1D SONIA Annual 4.00% Annual 9/17/2031 GBP 126,600,000 65,858 1,657,411 1,723,269
Receive 1D SONIA Annual 4.00% Annual 9/17/2031 GBP 126,700,000 66,739 1,658,162 1,724,901
Receive 1D SORA Semi 2.00% Semi 9/17/2031 SGD 100,000 (10) 456 446
Receive 1D THOR Qtrly 1.50% Qtrly 9/18/2028 THB 2,900,000 109 597 706

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D THOR Qtrly 1.50% Qtrly 9/18/2028 THB 2,900,000 $ 108 $ 597 $ 705
Receive 1D TIIEOIS Monthly 8.00% Monthly 9/03/2036 MXN 73,400,000 14,412 155,429 169,841
Receive 1D TIIEOIS Monthly 8.00% Monthly 9/03/2036 MXN 73,400,000 14,412 155,429 169,841
Receive 1D TONAR Annual 1.50% Annual 9/20/2028 JPY 53,714,500,000 (361,412) 860,435 499,023
Receive 1D TONAR Annual 1.50% Annual 9/20/2028 JPY 53,714,500,000 (361,413) 860,436 499,023
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/16/2031 CNY 1,100,000 1,127 (152) 975
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/16/2031 CNY 1,100,000 1,127 (152) 975
Receive 3M BBR Qtrly 4.50% Qtrly 6/08/2028 AUD 116,500,000 218,864 25,285 244,149
Receive 3M BBR Qtrly 4.50% Qtrly 6/08/2028 AUD 116,400,000 218,251 25,539 243,790
Receive 3M BBR Qtrly 4.50% Qtrly 9/07/2028 AUD 335,700,000 1,158,516 (417,938) 740,578
Receive 3M BBR Qtrly 4.50% Qtrly 9/07/2028 AUD 335,800,000 1,160,249 (419,680) 740,569
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 6/21/2028 KRW 6,196,800,000 (9,435) 24,811 15,376
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 6/21/2028 KRW 6,196,800,000 (9,435) 24,811 15,376
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 9/20/2028 KRW 30,639,200,000 (40,069) 155,773 115,704
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 9/20/2028 KRW 30,639,200,000 (40,066) 155,773 115,707
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 6/18/2031 KRW 4,569,300,000 (13,955) 54,961 41,006
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 6/18/2031 KRW 4,569,300,000 (13,955) 54,961 41,006
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 9/17/2031 KRW 11,584,000,000 (31,336) 148,962 117,626
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 9/17/2031 KRW 11,584,000,000 (31,336) 148,962 117,626
Receive 3M JIBAR Qtrly 7.00% Qtrly 6/21/2028 ZAR 42,300,000 16,380 4,186 20,566
Receive 3M JIBAR Qtrly 7.00% Qtrly 6/21/2028 ZAR 42,300,000 16,380 4,186 20,566
Receive 3M JIBAR Qtrly 7.50% Qtrly 9/20/2028 ZAR 60,400,000 1,646 663 2,309
Receive 3M JIBAR Qtrly 7.00% Qtrly 9/20/2028 ZAR 57,900,000 24,227 7,331 31,558
Receive 3M JIBAR Qtrly 7.00% Qtrly 9/20/2028 ZAR 57,900,000 24,227 7,331 31,558
Receive 3M JIBAR Qtrly 7.50% Qtrly 9/20/2028 ZAR 60,300,000 1,641 663 2,304
Receive 3M JIBAR Qtrly 7.50% Qtrly 6/18/2031 ZAR 14,500,000 5,777 3,683 9,460
Receive 3M JIBAR Qtrly 7.50% Qtrly 6/18/2031 ZAR 14,500,000 5,777 3,683 9,460
Receive 3M STIBOR Qtrly 3.00% Annual 6/18/2036 SEK 38,500,000 4,873 33,864 38,737
Receive 3M STIBOR Qtrly 3.00% Annual 6/18/2036 SEK 38,500,000 4,889 33,847 38,736
Receive 3M STIBOR Qtrly 3.00% Annual 9/17/2036 SEK 143,200,000 195,998 (12,964) 183,034
Receive 3M STIBOR Qtrly 3.00% Annual 9/17/2036 SEK 143,300,000 196,317 (13,200) 183,117
Receive 3M TWCPBA Qtrly 2.00% Qtrly 6/20/2028 TWD 184,400,000 (3,965) 17,264 13,299
Receive 3M TWCPBA Qtrly 2.00% Qtrly 6/20/2028 TWD 184,400,000 (3,965) 17,264 13,299
Receive 3M TWCPBA Qtrly 2.00% Qtrly 9/18/2028 TWD 98,100,000 7,272 3,751 11,023
Receive 3M TWCPBA Qtrly 2.00% Qtrly 9/18/2028 TWD 98,100,000 7,272 3,751 11,023
Receive 6M BBR Semi 5.00% Semi 6/12/2036 AUD 1,800,000 13,442 1,091 14,533
Receive 6M BBR Semi 5.00% Semi 6/12/2036 AUD 1,700,000 12,695 1,091 13,786
Receive 6M BUBOR Semi 6.00% Annual 6/18/2031 HUF 217,300,000 1,586 29,813 31,399
Receive 6M BUBOR Semi 6.00% Annual 6/18/2031 HUF 217,300,000 1,586 29,813 31,399
Receive 6M BUBOR Semi 7.00% Annual 9/17/2031 HUF 105,000,000 14 2,493 2,507
Receive 6M BUBOR Semi 7.00% Annual 9/17/2031 HUF 105,000,000 14 2,493 2,507
Receive 6M BUBOR Semi 6.50% Annual 6/18/2036 HUF 110,000,000 (3,477) 18,360 14,883
Receive 6M BUBOR Semi 6.50% Annual 6/18/2036 HUF 110,000,000 (3,477) 18,360 14,883
Receive 6M BUBOR Semi 6.00% Annual 9/17/2036 HUF 105,000,000 8,996 16,181 25,177
Receive 6M BUBOR Semi 6.00% Annual 9/17/2036 HUF 105,000,000 8,996 16,181 25,177
Receive 6M EURIBOR Semi 2.50% Annual 9/17/2031 EUR 235,400,000 3,644,236 1,796,247 5,440,483
Receive 6M EURIBOR Semi 2.50% Annual 9/17/2031 EUR 235,500,000 3,645,294 1,797,500 5,442,794
Receive 6M EURIBOR Semi 3.00% Annual 6/21/2056 EUR 8,400,000 74,378 123,811 198,189
Receive 6M EURIBOR Semi 3.00% Annual 6/21/2056 EUR 8,400,000 74,323 123,866 198,189
Receive 6M EURIBOR Semi 3.00% Annual 9/20/2056 EUR 17,300,000 251,913 162,799 414,712
Receive 6M EURIBOR Semi 3.00% Annual 9/20/2056 EUR 17,300,000 253,186 162,415 415,601
Receive 6M NIBOR Semi 4.50% Annual 9/20/2028 NOK 64,100,000 4,097 42,616 46,713
Receive 6M NIBOR Semi 4.50% Annual 9/20/2028 NOK 64,000,000 4,020 42,620 46,640
Receive 6M NIBOR Semi 4.00% Annual 6/18/2036 NOK 127,900,000 281,357 169,164 450,521
Receive 6M NIBOR Semi 4.00% Annual 6/18/2036 NOK 127,900,000 281,193 169,329 450,522

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M NIBOR Semi 4.00% Annual 9/17/2036 NOK 64,600,000 $ 155,006 $ 61,125 $ 216,131
Receive 6M NIBOR Semi 4.00% Annual 9/17/2036 NOK 64,700,000 155,612 60,854 216,466
Receive 6M PRIBOR Semi 4.00% Annual 9/20/2028 CZK 115,100,000 21,906 19,504 41,410
Receive 6M PRIBOR Semi 4.00% Annual 9/20/2028 CZK 115,100,000 21,906 19,504 41,410
Receive 6M PRIBOR Semi 4.00% Annual 6/18/2031 CZK 81,100,000 (46,899) 119,614 72,715
Receive 6M PRIBOR Semi 4.00% Annual 6/18/2031 CZK 81,100,000 (46,899) 119,614 72,715
Receive 6M WIBOR Semi 4.50% Annual 9/20/2028 PLN 14,100,000 5,098 (1,445) 3,653
Receive 6M WIBOR Semi 4.50% Annual 9/20/2028 PLN 14,100,000 5,142 (1,488) 3,654
Receive 6M WIBOR Semi 4.50% Annual 9/17/2036 PLN 3,500,000 30,394 157 30,551
Receive 6M WIBOR Semi 4.50% Annual 9/17/2036 PLN 3,500,000 30,431 104 30,535
13,101,124 16,116,262 29,217,386
Pay 1D CORRA Semi 3.00% Semi 6/18/2036 CAD 31,600,000 (270,840) (217,722) (488,562)
Pay 1D CORRA Semi 3.00% Semi 6/18/2036 CAD 31,500,000 (271,351) (215,663) (487,014)
Pay 1D MIBOR Semi 6.50% Semi 6/17/2031 INR 92,800,000 1,900 (15,701) (13,801)
Pay 1D MIBOR Semi 6.50% Semi 6/17/2031 INR 92,800,000 1,900 (15,701) (13,801)
Pay 1D MIBOR Semi 6.50% Semi 9/16/2031 INR 165,000,000 (9,347) (19,988) (29,335)
Pay 1D MIBOR Semi 6.50% Semi 9/16/2031 INR 165,000,000 (9,347) (19,988) (29,335)
Pay 1D MIBOR Semi 6.50% Semi 9/16/2036 INR 450,000,000 (95,553) (88,407) (183,960)
Pay 1D MIBOR Semi 6.50% Semi 9/16/2036 INR 450,000,000 (95,553) (88,407) (183,960)
Pay 1D SARON Annual 0.00% Annual 6/21/2028 CHF 50,600,000 (140,530) (100,465) (240,995)
Pay 1D SARON Annual 0.00% Annual 6/21/2028 CHF 50,600,000 (140,567) (100,429) (240,996)
Pay 1D SARON Annual 0.00% Annual 9/20/2028 CHF 236,600,000 (1,681,926) 322,705 (1,359,221)
Pay 1D SARON Annual 0.00% Annual 9/20/2028 CHF 236,600,000 (1,683,599) 324,417 (1,359,182)
Pay 1D SHIRON Annual 3.50% Annual 9/20/2028 ILS 1,400,000 (2,594) 32 (2,562)
Pay 1D SHIRON Annual 3.50% Annual 9/20/2028 ILS 1,400,000 (2,594) 4 (2,590)
Pay 1D SHIRON Annual 3.50% Annual 9/17/2031 ILS 2,100,000 5,669 (15,955) (10,286)
Pay 1D SHIRON Annual 3.50% Annual 9/17/2031 ILS 2,100,000 5,669 (15,955) (10,286)
Pay 1D SOFR Annual 3.50% Annual 6/21/2028 USD 41,600,000 (142,741) 61,678 (81,063)
Pay 1D SOFR Annual 3.50% Annual 6/21/2028 USD 41,700,000 (143,878) 62,666 (81,212)
Pay 1D SOFR Annual 4.00% Annual 9/17/2036 USD 3,400,000 30,966 (110,481) (79,515)
Pay 1D SOFR Annual 3.50% Annual 9/17/2036 USD 79,000,000 (1,877,418) (713,807) (2,591,225)
Pay 1D SOFR Annual 3.50% Annual 9/17/2036 USD 79,100,000 (1,885,022) (709,483) (2,594,505)
Pay 1D SOFR Annual 4.00% Annual 6/21/2056 USD 5,700,000 (74,764) (58,283) (133,047)
Pay 1D SOFR Annual 4.00% Annual 6/21/2056 USD 5,700,000 (73,558) (59,489) (133,047)
Pay 1D SOFR Annual 4.00% Annual 9/20/2056 USD 6,400,000 (99,024) (52,650) (151,674)
Pay 1D SOFR Annual 4.00% Annual 9/20/2056 USD 6,400,000 (101,294) (50,380) (151,674)
Pay 1D SONIA Annual 4.50% Annual 9/20/2028 GBP 900,000 3,602 (127,125) (123,523)
Pay 1D SONIA Annual 4.50% Annual 9/20/2028 GBP 1,100,000 4,402 (126,618) (122,216)
Pay 1D SONIA Annual 4.00% Annual 9/20/2028 GBP 120,600,000 (1,278,348) 458,614 (819,734)
Pay 1D SONIA Annual 4.00% Annual 9/20/2028 GBP 120,500,000 (1,277,178) 458,124 (819,054)
Pay 1D SONIA Annual 4.00% Annual 6/18/2031 GBP 13,200,000 (16,120) (159,515) (175,635)
Pay 1D SONIA Annual 4.00% Annual 6/18/2031 GBP 13,200,000 (16,120) (159,514) (175,634)
Pay 1D SONIA Annual 4.50% Annual 6/21/2056 GBP 13,600,000 (248,129) (627,210) (875,339)
Pay 1D SONIA Annual 4.50% Annual 6/21/2056 GBP 13,500,000 (248,955) (619,948) (868,903)
Pay 1D SONIA Annual 4.50% Annual 9/20/2056 GBP 21,700,000 (1,171,532) (245,990) (1,417,522)
Pay 1D SONIA Annual 4.50% Annual 9/20/2056 GBP 21,700,000 (1,177,253) (240,269) (1,417,522)
Pay 1D SORA Semi 1.50% Semi 6/21/2028 SGD 800,000 (3,037) 1,368 (1,669)
Pay 1D SORA Semi 1.50% Semi 6/21/2028 SGD 800,000 (3,037) 1,463 (1,574)
Pay 1D SORA Semi 1.50% Semi 9/20/2028 SGD 15,500,000 (11,287) (51,967) (63,254)
Pay 1D SORA Semi 1.50% Semi 9/20/2028 SGD 15,500,000 (11,155) (52,099) (63,254)
Pay 1D SORA Semi 2.00% Semi 6/18/2031 SGD 1,800,000 (5,195) 1,580 (3,615)
Pay 1D SORA Semi 2.00% Semi 6/18/2031 SGD 1,800,000 (5,495) 1,845 (3,650)
Pay 1D TIIEOIS Monthly 7.50% Monthly 6/14/2028 MXN 154,000,000 (9,524) (28,997) (38,521)
Pay 1D TIIEOIS Monthly 7.50% Monthly 6/14/2028 MXN 154,000,000 (9,524) (28,997) (38,521)
Pay 1D TIIEOIS Monthly 7.50% Monthly 6/11/2031 MXN 136,500,000 9,156 (232,018) (222,862)
Pay 1D TIIEOIS Monthly 7.50% Monthly 6/11/2031 MXN 136,500,000 9,156 (232,018) (222,862)
Pay 1D TIIEOIS Monthly 7.50% Monthly 9/10/2031 MXN 9,100,000 (4,054) (12,750) (16,804)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D TIIEOIS Monthly 7.50% Monthly 9/10/2031 MXN 9,100,000 $ (4,054) $ (12,750) $ (16,804)
Pay 1D TIIEOIS Monthly 8.50% Monthly 9/03/2036 MXN 9,000,000 (465) (3,981) (4,446)
Pay 1D TIIEOIS Monthly 8.50% Monthly 9/03/2036 MXN 9,000,000 (465) (3,981) (4,446)
Pay 1D TONAR Annual 1.50% Annual 6/18/2031 JPY 7,382,100,000 (221,105) (459,502) (680,607)
Pay 1D TONAR Annual 1.50% Annual 6/18/2031 JPY 7,382,200,000 (221,110) (459,505) (680,615)
Pay 1D TONAR Annual 1.50% Annual 9/17/2031 JPY 6,353,700,000 (388,815) (314,786) (703,601)
Pay 1D TONAR Annual 1.50% Annual 9/17/2031 JPY 6,353,800,000 (388,827) (314,783) (703,610)
Pay 1D TONAR Annual 2.00% Annual 6/18/2036 JPY 1,141,800,000 (127,547) 316 (127,231)
Pay 1D TONAR Annual 2.00% Annual 6/18/2036 JPY 1,141,800,000 (127,547) 316 (127,231)
Pay 1D TONAR Annual 2.00% Annual 9/17/2036 JPY 1,424,600,000 (187,872) (14,874) (202,746)
Pay 1D TONAR Annual 2.00% Annual 9/17/2036 JPY 1,424,600,000 (187,914) (14,832) (202,746)
Pay 1D TONAR Annual 2.50% Annual 6/20/2046 JPY 3,728,000,000 (698,562) (504,198) (1,202,760)
Pay 1D TONAR Annual 2.50% Annual 6/20/2046 JPY 3,728,000,000 (698,567) (504,194) (1,202,761)
Pay 1D TONAR Annual 2.50% Annual 9/19/2046 JPY 3,316,900,000 (558,051) (623,427) (1,181,478)
Pay 1D TONAR Annual 2.50% Annual 9/19/2046 JPY 3,317,000,000 (558,104) (623,409) (1,181,513)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/20/2028 CNY 115,000,000 (4,956) 1,598 (3,358)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/20/2028 CNY 115,000,000 (4,956) 1,598 (3,358)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/18/2028 CNY 65,400,000 6,642 (10,811) (4,169)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/18/2028 CNY 65,400,000 6,643 (10,812) (4,169)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/17/2031 CNY 54,500,000 (41,356) (1,641) (42,997)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/17/2031 CNY 54,500,000 (41,356) (1,641) (42,997)
Pay 3M BBR Qtrly 4.00% Semi 6/11/2031 NZD 44,500,000 134,836 (185,065) (50,229)
Pay 3M BBR Qtrly 4.00% Semi 6/11/2031 NZD 44,400,000 135,947 (186,063) (50,116)
Pay 3M BBR Qtrly 4.00% Semi 9/10/2031 NZD 18,400,000 (52,359) (16,986) (69,345)
Pay 3M BBR Qtrly 4.00% Semi 9/10/2031 NZD 18,400,000 (52,226) (17,119) (69,345)
Pay 3M CD_KSDA Qtrly 3.50% Qtrly 9/17/2036 KRW 2,550,000,000 (28,207) (16,986) (45,193)
Pay 3M CD_KSDA Qtrly 3.50% Qtrly 9/17/2036 KRW 2,550,000,000 (28,207) (16,986) (45,193)
Pay 3M HIBOR Qtrly 3.00% Qtrly 9/17/2036 HKD 700,000 (1,011) 14 (997)
Pay 3M HIBOR Qtrly 3.00% Qtrly 9/17/2036 HKD 600,000 (867) 12 (855)
Pay 3M JIBAR Qtrly 6.50% Qtrly 6/21/2028 ZAR 72,400,000 9,157 (83,625) (74,468)
Pay 3M JIBAR Qtrly 6.50% Qtrly 6/21/2028 ZAR 72,400,000 9,157 (83,625) (74,468)
Pay 3M JIBAR Qtrly 6.00% Qtrly 9/20/2028 ZAR 332,000,000 (193,795) (340,852) (534,647)
Pay 3M JIBAR Qtrly 6.00% Qtrly 9/20/2028 ZAR 331,900,000 (193,739) (340,747) (534,486)
Pay 3M JIBAR Qtrly 6.50% Qtrly 6/18/2031 ZAR 140,700,000 (24,872) (408,396) (433,268)
Pay 3M JIBAR Qtrly 6.50% Qtrly 6/18/2031 ZAR 140,700,000 (24,872) (408,396) (433,268)
Pay 3M JIBAR Qtrly 6.50% Qtrly 9/17/2031 ZAR 30,500,000 (31,017) (67,343) (98,360)
Pay 3M JIBAR Qtrly 6.50% Qtrly 9/17/2031 ZAR 30,500,000 (31,017) (67,343) (98,360)
Pay 3M JIBAR Qtrly 8.00% Qtrly 6/18/2036 ZAR 8,700,000 (10,171) (5,145) (15,316)
Pay 3M JIBAR Qtrly 8.00% Qtrly 6/18/2036 ZAR 8,700,000 (10,171) (5,145) (15,316)
Pay 3M JIBAR Qtrly 8.50% Qtrly 9/17/2036 ZAR 15,500,000 (2,226) (752) (2,978)
Pay 3M JIBAR Qtrly 8.50% Qtrly 9/17/2036 ZAR 15,500,000 (2,226) (752) (2,978)
Pay 3M STIBOR Qtrly 2.00% Annual 6/21/2028 SEK 395,400,000 (168,219) (442,949) (611,168)
Pay 3M STIBOR Qtrly 2.50% Annual 6/21/2028 SEK 525,800,000 295,826 (572,700) (276,874)
Pay 3M STIBOR Qtrly 2.00% Annual 6/21/2028 SEK 395,400,000 (168,426) (442,742) (611,168)
Pay 3M STIBOR Qtrly 2.50% Annual 6/21/2028 SEK 525,800,000 295,826 (572,700) (276,874)
Pay 3M STIBOR Qtrly 2.00% Annual 9/20/2028 SEK 349,600,000 (227,073) (357,504) (584,577)
Pay 3M STIBOR Qtrly 2.00% Annual 9/20/2028 SEK 349,600,000 (227,073) (357,504) (584,577)
Pay 3M STIBOR Qtrly 2.50% Annual 9/20/2028 SEK 626,400,000 (353,258) (59,896) (413,154)
Pay 3M STIBOR Qtrly 2.50% Annual 9/20/2028 SEK 626,400,000 (359,435) (53,719) (413,154)
Pay 3M TWCPBA Qtrly 2.50% Qtrly 6/17/2036 TWD 32,000,000 4,887 (13,078) (8,191)
Pay 3M TWCPBA Qtrly 2.50% Qtrly 6/17/2036 TWD 32,000,000 4,887 (13,078) (8,191)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M TWCPBA Qtrly 2.50% Qtrly 9/16/2036 TWD 12,500,000 $ (4,787) $ 377 $ (4,410)
Pay 3M TWCPBA Qtrly 2.50% Qtrly 9/16/2036 TWD 12,500,000 (4,787) 377 (4,410)
Pay 6M BBR Semi 5.00% Semi 9/11/2036 AUD 112,700,000 (354,989) (171,970) (526,959)
Pay 6M BBR Semi 5.00% Semi 9/11/2036 AUD 112,700,000 (354,068) (172,939) (527,007)
Pay 6M BBR Semi 5.00% Semi 9/13/2046 AUD 400,000 (7,213) 1,984 (5,229)
Pay 6M BBR Semi 5.00% Semi 9/13/2046 AUD 300,000 (5,486) 1,563 (3,923)
Pay 6M BUBOR Semi 6.00% Annual 6/21/2028 HUF 52,400,000 (2,407) (1,212) (3,619)
Pay 6M BUBOR Semi 6.50% Annual 6/21/2028 HUF 150,600,000 (8,645) 2,308 (6,337)
Pay 6M BUBOR Semi 6.00% Annual 6/21/2028 HUF 52,400,000 (2,407) (1,212) (3,619)
Pay 6M BUBOR Semi 6.50% Annual 6/21/2028 HUF 150,600,000 (8,645) 2,308 (6,337)
Pay 6M BUBOR Semi 7.00% Annual 6/18/2036 HUF 45,000,000 (2,737) 766 (1,971)
Pay 6M BUBOR Semi 7.00% Annual 6/18/2036 HUF 45,000,000 (2,737) 766 (1,971)
Pay 6M EURIBOR Semi 3.00% Annual 6/18/2036 EUR 400,000 987 (4,633) (3,646)
Pay 6M EURIBOR Semi 3.00% Annual 6/18/2036 EUR 400,000 987 (4,633) (3,646)
Pay 6M EURIBOR Semi 3.00% Annual 9/17/2036 EUR 58,800,000 (374,837) (282,227) (657,064)
Pay 6M EURIBOR Semi 3.00% Annual 9/17/2036 EUR 57,900,000 (376,360) (271,211) (647,571)
Pay 6M NIBOR Semi 4.00% Annual 6/18/2031 NOK 43,200,000 (4,064) (110,969) (115,033)
Pay 6M NIBOR Semi 4.00% Annual 6/18/2031 NOK 43,100,000 (3,706) (111,061) (114,767)
Pay 6M NIBOR Semi 4.50% Annual 9/17/2031 NOK 153,000,000 (49,250) 7,605 (41,645)
Pay 6M NIBOR Semi 4.50% Annual 9/17/2031 NOK 153,000,000 (49,322) 7,677 (41,645)
Pay 6M PRIBOR Semi 4.50% Annual 9/17/2036 CZK 13,000,000 (3,888) (1,191) (5,079)
Pay 6M PRIBOR Semi 4.50% Annual 9/17/2036 CZK 13,000,000 (3,888) (1,191) (5,079)
Pay 6M WIBOR Semi 4.50% Annual 9/17/2031 PLN 23,000,000 (45,876) 1,209 (44,667)
Pay 6M WIBOR Semi 4.50% Annual 9/17/2031 PLN 23,100,000 (45,794) 907 (44,887)
Receive 1D CLICP Semi 5.00% Semi 6/20/2028 CLP 739,600,000 209 (558) (349)
Receive 1D CLICP Semi 5.00% Semi 6/20/2028 CLP 739,600,000 209 (558) (349)
Receive 1D CLICP Semi 5.50% Semi 6/17/2036 CLP 285,000,000 (4,360) (406) (4,766)
Receive 1D CLICP Semi 5.50% Semi 6/17/2036 CLP 285,000,000 (4,360) (406) (4,766)
Receive 1D CLICP Semi 5.50% Semi 9/16/2036 CLP 9,900,000 (76) (65) (141)
Receive 1D CLICP Semi 5.50% Semi 9/16/2036 CLP 9,900,000 (76) (65) (141)
Receive 1D CORRA Semi 3.00% Semi 6/18/2031 CAD 45,600,000 (80,759) (11,825) (92,584)
Receive 1D CORRA Semi 3.00% Semi 6/18/2031 CAD 45,600,000 (81,035) (11,548) (92,583)
Receive 1D CORRA Semi 3.00% Semi 9/17/2031 CAD 67,500,000 173,631 (208,677) (35,046)
Receive 1D CORRA Semi 3.00% Semi 9/17/2031 CAD 67,500,000 173,943 (208,989) (35,046)
Receive 1D IBR Qtrly 11.50% Qtrly 6/17/2031 COP 5,044,600,000 13,361 (13,684) (323)
Receive 1D IBR Qtrly 11.50% Qtrly 6/17/2031 COP 5,044,600,000 13,361 (13,684) (323)
Receive 1D IBR Qtrly 11.50% Qtrly 9/16/2031 COP 2,525,000,000 (3,601) 1,867 (1,734)
Receive 1D IBR Qtrly 11.50% Qtrly 9/16/2031 COP 2,525,000,000 (3,601) 1,867 (1,734)
Receive 1D SARON Annual 0.50% Annual 9/17/2031 CHF 10,500,000 (25,440) (63,258) (88,698)
Receive 1D SARON Annual 0.50% Annual 9/17/2031 CHF 10,400,000 (25,038) (62,815) (87,853)
Receive 1D SOFR Annual 4.00% Annual 6/18/2036 USD 10,400,000 (96,801) (2,697) (99,498)
Receive 1D SOFR Annual 4.00% Annual 6/18/2036 USD 10,500,000 (97,740) (2,716) (100,456)
Receive 1D SONIA Annual 4.50% Annual 6/18/2036 GBP 34,000,000 (442,046) 308,617 (133,429)
Receive 1D SONIA Annual 4.50% Annual 6/18/2036 GBP 33,300,000 (429,416) 298,735 (130,681)
Receive 1D SONIA Annual 4.50% Annual 9/17/2036 GBP 3,900,000 (4,168) 2,324 (1,844)
Receive 1D SONIA Annual 4.50% Annual 9/17/2036 GBP 3,800,000 (4,757) 2,900 (1,857)
Receive 1D SORA Semi 2.50% Semi 9/17/2036 SGD 700,000 (3,453) 381 (3,072)
Receive 1D SORA Semi 2.50% Semi 9/17/2036 SGD 600,000 (2,960) 443 (2,517)
Receive 1D THOR Qtrly 2.00% Qtrly 9/16/2031 THB 700,000 (160) 73 (87)
Receive 1D THOR Qtrly 2.00% Qtrly 9/16/2031 THB 700,000 (160) 73 (87)
Receive 1D TIIEOIS Monthly 8.00% Monthly 6/14/2028 MXN 6,500,000 (1,444) – (1,444)
Receive 1D TIIEOIS Monthly 8.00% Monthly 6/14/2028 MXN 6,500,000 (1,444) – (1,444)
Receive 1D TIIEOIS Monthly 8.50% Monthly 6/11/2031 MXN 30,000,000 (19,851) 362 (19,489)
Receive 1D TIIEOIS Monthly 8.50% Monthly 6/11/2031 MXN 30,000,000 (19,851) 362 (19,489)
Receive 1D TONAR Annual 1.50% Annual 6/21/2028 JPY 69,894,500,000 (806,616) 494,640 (311,976)
Receive 1D TONAR Annual 1.50% Annual 6/21/2028 JPY 69,894,500,000 (806,615) 494,640 (311,975)
Receive 3M BBR Qtrly 4.50% Semi 6/11/2036 NZD 43,100,000 (217,241) (26,920) (244,161)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 3M BBR Qtrly 4.50% Semi 6/11/2036 NZD 43,200,000 $ (217,822) $ (26,902) $ (244,724)
Receive 3M BBR Qtrly 4.50% Semi 9/10/2036 NZD 14,900,000 (9,142) (26,683) (35,825)
Receive 3M BBR Qtrly 4.50% Semi 9/10/2036 NZD 14,900,000 (8,272) (27,266) (35,538)
Receive 3M HIBOR Qtrly 3.00% Qtrly 6/18/2031 HKD 1,700,000 (802) (581) (1,383)
Receive 3M HIBOR Qtrly 3.00% Qtrly 6/18/2031 HKD 1,700,000 (802) (581) (1,383)
Receive 3M HIBOR Qtrly 3.00% Qtrly 9/17/2031 HKD 9,200,000 (2,878) (3,212) (6,090)
Receive 3M HIBOR Qtrly 3.00% Qtrly 9/17/2031 HKD 9,300,000 (2,936) (3,212) (6,148)
Receive 3M JIBAR Qtrly 7.50% Qtrly 6/21/2028 ZAR 20,700,000 (1,216) 246 (970)
Receive 3M JIBAR Qtrly 7.50% Qtrly 6/21/2028 ZAR 20,800,000 (1,217) 240 (977)
Receive 3M JIBAR Qtrly 8.00% Qtrly 6/18/2031 ZAR 2,500,000 (1,606) 203 (1,403)
Receive 3M JIBAR Qtrly 8.00% Qtrly 6/18/2031 ZAR 2,500,000 (1,606) 203 (1,403)
Receive 3M STIBOR Qtrly 3.00% Annual 6/21/2028 SEK 29,600,000 (12,663) – (12,663)
Receive 3M STIBOR Qtrly 3.00% Annual 6/21/2028 SEK 29,400,000 (12,578) – (12,578)
Receive 3M STIBOR Qtrly 3.00% Annual 9/20/2028 SEK 16,900,000 (4,984) – (4,984)
Receive 3M STIBOR Qtrly 3.00% Annual 9/20/2028 SEK 17,100,000 (5,078) – (5,078)
Receive 3M STIBOR Qtrly 3.00% Annual 6/18/2031 SEK 500,000 136 (374) (238)
Receive 3M STIBOR Qtrly 3.00% Annual 6/18/2031 SEK 500,000 136 (374) (238)
Receive 3M STIBOR Qtrly 3.00% Annual 9/17/2031 SEK 114,300,000 (8,293) (22,332) (30,625)
Receive 3M STIBOR Qtrly 3.00% Annual 9/17/2031 SEK 114,300,000 (8,293) (22,332) (30,625)
Receive 3M TWCPBA Qtrly 2.50% Qtrly 6/17/2031 TWD 42,400,000 (12,434) 2,908 (9,526)
Receive 3M TWCPBA Qtrly 2.50% Qtrly 6/17/2031 TWD 42,400,000 (12,434) 2,908 (9,526)
Receive 3M TWCPBA Qtrly 2.50% Qtrly 9/16/2031 TWD 39,000,000 (8,923) 2,623 (6,300)
Receive 3M TWCPBA Qtrly 2.50% Qtrly 9/16/2031 TWD 39,000,000 (8,923) 2,623 (6,300)
Receive 6M BBR Semi 5.00% Semi 6/12/2031 AUD 4,400,000 (11,967) (14,250) (26,217)
Receive 6M BBR Semi 5.00% Semi 6/12/2031 AUD 4,500,000 (12,238) (14,091) (26,329)
Receive 6M BBR Semi 5.00% Semi 9/11/2031 AUD 90,700,000 (197,529) (28,736) (226,265)
Receive 6M BBR Semi 5.00% Semi 9/11/2031 AUD 90,700,000 (197,292) (29,042) (226,334)
Receive 6M BUBOR Semi 7.50% Annual 6/21/2028 HUF 799,400,000 (2,599) (5,815) (8,414)
Receive 6M BUBOR Semi 7.50% Annual 6/21/2028 HUF 799,400,000 (2,599) (5,815) (8,414)
Receive 6M BUBOR Semi 7.50% Annual 9/20/2028 HUF 556,700,000 2,954 (7,925) (4,971)
Receive 6M BUBOR Semi 7.50% Annual 9/20/2028 HUF 556,700,000 2,954 (7,925) (4,971)
Receive 6M BUBOR Semi 7.50% Annual 9/17/2031 HUF 19,400,000 62 (763) (701)
Receive 6M BUBOR Semi 7.50% Annual 9/17/2031 HUF 19,400,000 62 (763) (701)
Receive 6M EURIBOR Semi 3.00% Annual 6/21/2028 EUR 8,400,000 (24,320) 1,788 (22,532)
Receive 6M EURIBOR Semi 3.00% Annual 6/21/2028 EUR 8,300,000 (24,031) 2,085 (21,946)
Receive 6M EURIBOR Semi 3.00% Annual 9/17/2031 EUR 5,500,000 5,308 (23,584) (18,276)
Receive 6M EURIBOR Semi 3.00% Annual 9/17/2031 EUR 5,400,000 5,124 (23,068) (17,944)
Receive 6M NIBOR Semi 4.50% Annual 9/17/2036 NOK 41,000,000 (18,853) (10,886) (29,739)
Receive 6M NIBOR Semi 4.50% Annual 9/17/2036 NOK 41,000,000 (18,853) (10,886) (29,739)
Receive 6M PRIBOR Semi 4.50% Annual 6/21/2028 CZK 132,700,000 (15,393) (8,783) (24,176)
Receive 6M PRIBOR Semi 4.50% Annual 6/21/2028 CZK 132,700,000 (15,393) (8,783) (24,176)
Receive 6M PRIBOR Semi 4.50% Annual 9/20/2028 CZK 55,200,000 (3,148) (2,939) (6,087)
Receive 6M PRIBOR Semi 4.50% Annual 9/20/2028 CZK 55,200,000 (3,731) (2,543) (6,274)
Receive 6M PRIBOR Semi 4.50% Annual 9/17/2031 CZK 59,000,000 (11,738) 8,156 (3,582)
Receive 6M PRIBOR Semi 4.50% Annual 9/17/2031 CZK 59,000,000 (11,738) 8,156 (3,582)
Receive 6M WIBOR Semi 4.50% Annual 6/21/2028 PLN 6,200,000 (6,153) 5,033 (1,120)
Receive 6M WIBOR Semi 4.50% Annual 6/21/2028 PLN 6,200,000 (6,005) 4,885 (1,120)
(25,405,331) (13,358,540) (38,763,871)
$ (12,304,207) $ 2,757,722 $ (9,546,485)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
Abbreviations:
1D: 1 Day
1W: 1 Week
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at March 31, 2026 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.27%
1 Day Chile Indice de Camara Promedio Interbank Overnight Index (“CLICP”): 4.78%
1 Day Colombia Overnight Interbank Rate (“IBR”): 9.64%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 6.94%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 6.98%
1 Day Secured Overnight Financing Rate (“SOFR”): 3.68%
1 Day Shekel Interbank Offered Rate (“SHIRON”): 4.00%
1 Day Singapore Overnight Rate Average (“SORA”): 1.00%
1 Day Sterling Overnight Index Average (“SONIA”): 3.73%
1 Day Swiss Average Rate Overnight (“SARON”): -0.07%
1 Day Thailand Overnight Repo Rate (“THOR”): 0.99%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.72%
1 Week China Fixing Repo Rate (“CNREPOFIX_CFXS”): 1.49%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.31%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 2.36%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 6.75%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 2.82%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 2.19%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.68%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.78%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 6.62%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.48%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.66%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.62%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 3.79%
Total return swap contracts outstanding as of March 31, 2026 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index April
Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
At termination GSIN 04/17/2026 EUR (2,873,520) $ 11,094
iBovespa Index April
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 04/15/2026 BRL 11,425,645 37,449
Swiss Market Index
June Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
Monthly MLIN 06/19/2026 CHF (31,680,000) 26,582

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
WIG20 Index June
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 06/19/2026 PLN 16,415,620 $ 42,301
Consumer
Discretionary Select
Sector Total Return
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the OBFR
plus or minus
a specified
spread (0.37%)
Monthly BANA 06/17/2026 USD (4,867,995) 215,624
Energy Select Sector
Total Return Index
Decreases in
total return of
reference
entity
and pays the
OBFR plus
or minus a
specified
spread
(0.54%)
Increases in
total return of
reference entity
Monthly BANA 06/17/2026 USD 233,737 597
Materials Select
Sector Total Return
Index
Decreases in
total return of
reference
entity
and pays the
OBFR plus
or minus a
specified
spread
(0.56%)
Increases in
total return of
reference entity
Monthly BANA 06/17/2026 USD 947,024 4,805
MSCI Australia Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the BBR plus
or minus a
specified
spread (0.30%)
Monthly GSIN 06/17/2026 AUD (7,199,603) 142,883
MSCI EMU
Consumer
Discretionary Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread
(-0.51%)
Monthly BANA 06/17/2026 EUR (38,053) 3,267

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI EMU
Consumer Staples
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread
(-0.55%)
Monthly BANA 06/17/2026 EUR (352,141) $ 10,182
MSCI EMU Energy
Index
Decreases in
total return of
reference
entity
and pays the
ESTR plus
or minus a
specified
spread
(-0.33%)
Increases in
total return of
reference entity
Monthly BANA 06/17/2026 EUR 302,102 52,547
MSCI EMU Health
Care Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread
(-0.63%)
Monthly BANA 06/17/2026 EUR (944,835) 4,344
MSCI EMU Materials
Index
Decreases in
total return of
reference
entity
and pays the
ESTR plus
or minus a
specified
spread
(-0.63%)
Increases in
total return of
reference entity
Monthly BANA 06/17/2026 EUR 14,656 858
MSCI EMU Real
Estate Net EUR
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread
(-0.14%)
Monthly GSIN 06/17/2026 EUR (113,188) 7,662
MSCI EMU
Telecommunications
Services Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.16%)
Monthly BANA 06/17/2026 EUR (544,373) 8,622

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI EMU Utilities
Index
Decreases in
total return of
reference
entity
and pays the
ESTR plus
or minus a
specified
spread
(-0.16%)
Increases in
total return of
reference entity
Monthly BANA 06/17/2026 EUR 498,702 $ 11,537
MSCI Europe Small
Cap Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread
(-0.54%)
Monthly BANA 06/17/2026 EUR (3,214,174) 18,789
MSCI Hong Kong
Net Return Index
Decreases in
total return of
reference
entity
and pays the
HIBOR plus
or minus a
specified
spread
(0.60%)
Increases in
total return of
reference entity
Monthly GSIN 06/17/2026 HKD 27,961,553 14,272
MSCI South Africa
Net Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the JIBAR
plus or minus
a specified
spread
(-1.23%)
Monthly GSIN 06/17/2026 ZAR (167,132,573) 281,973
MSCI Switzerland
Net Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the SARON
plus or minus
a specified
spread
(-0.28%)
Monthly GSIN 06/17/2026 CHF (2,395,291) 20,448
Real Estate Select
Sector Total Return
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the OBFR
plus or minus
a specified
spread (0.44%)
Monthly BANA 06/17/2026 USD (1,694,488) 27,782

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Tel Aviv Stock
Exchange 35 Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the SHIRON
plus or minus
a specified
spread
(-0.08%)
Monthly BANA 06/17/2026 ILS (9,221,725) $ 56,606
Tel Aviv Stock
Exchange 35 Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the SHIRON
plus or minus
a specified
spread (0.04%)
Monthly GSIN 06/17/2026 ILS (6,476,665) 89,496
Total unrealized appreciation 1,089,720
HSCEI April Futures Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination MLIN 04/29/2026 HKD 9,610,550 (10,298)
KOSPI 200 Index
June Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 06/11/2026 KRW 3,371,625,000 (44,554)
TAIEX Index April
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination MLIN 04/15/2026 TWD 223,678,000 (402,529)
Communication
Services Select
Sector Total Return
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread
(0.56%)
Increases in
total return of
reference entity
Monthly BANA 06/17/2026 USD 38,192 (1,955)
Consumer Staples
Select Sector Total
Return Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread
(0.56%)
Increases in
total return of
reference entity
Monthly BANA 06/17/2026 USD 643,517 (17,654)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Financial Select
Sector Total Return
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the OBFR
plus or minus
a specified
spread (0.40%)
Monthly BANA 06/17/2026 USD (1,120,667) $ (7,417)
Health Care Select
Sector Total Return
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread
(0.56%)
Increases in
total return of
reference entity
Monthly BANA 06/17/2026 USD 808,191 (31,448)
Industrial Select
Sector Total Return
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread
(0.56%)
Increases in
total return of
reference entity
Monthly BANA 06/17/2026 USD 839,767 (9,635)
MSCI China Net
Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread
(0.30%)
Increases in
total return of
reference entity
Monthly GSIN 06/17/2026 HKD 10,721,633 (84,928)
MSCI EMU
Financials Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(-0.95%)
Increases in
total return of
reference entity
Monthly BANA 06/17/2026 EUR 178,045 (5,500)
MSCI EMU
Industrials Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(-0.01%)
Increases in
total return of
reference entity
Monthly BANA 06/17/2026 EUR 270,793 (21,383)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI EMU
Information
Technology Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.29%)
Increases in
total return of
reference entity
Monthly BANA 06/17/2026 EUR 379,052 $ (30,001)
MSCI Europe Large
Cap Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(-0.12%)
Increases in
total return of
reference entity
Monthly BANA 06/17/2026 EUR 1,822,099 (640)
MSCI Europe Mid
Cap Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(-0.44%)
Increases in
total return of
reference entity
Monthly BANA 06/17/2026 EUR 1,627,198 (37,840)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(-0.66%)
Increases in
total return of
reference entity
Monthly GSIN 06/17/2026 EUR 1,496,092 (4,856)
MSCI Mexico Net
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the TIIEOIS
plus or minus
a specified
spread
(-0.75%)
Monthly GSIN 06/17/2026 MXN (72,836,867) (125,826)
MSCI Netherlands
Net Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.30%)
Increases in
total return of
reference entity
Monthly GSIN 06/17/2026 EUR 6,732,169 (493,655)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Singapore Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the SORA
plus or minus
a specified
spread (0.45%)
Monthly GSIN 06/17/2026 SGD (4,236,501) $ (21,669)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(-0.08%)
Increases in
total return of
reference entity
Monthly GSIN 06/17/2026 EUR 596,213 (11,203)
MSCI Sweden Net
Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread
(-1.25%)
Increases in
total return of
reference entity
Monthly GSIN 06/17/2026 SEK 32,387,496 (133,324)
MSCI United
Kingdom Net Return
Index
Decreases in
total return
of reference
entity and pays
the SONIA
plus or minus
a specified
spread
(0.45%)
Increases in
total return of
reference entity
Monthly GSIN 06/17/2026 GBP 927,356 (15,329)
Technology Select
Sector Total Return
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread
(0.60%)
Increases in
total return of
reference entity
Monthly BANA 06/17/2026 USD 3,932,708 (188,255)
Utilities Select Sector
Total Return Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread
(0.54%)
Increases in
total return of
reference entity
Monthly BANA 06/17/2026 USD 768,692 (968)
Total unrealized depreciation (1,700,867)
Net unrealized depreciation $ (611,147)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
Futures contracts outstanding as of March 31, 2026:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 263 4/2026 USD $ 27,344,110 $ 166,785
Hang Seng Index 22 4/2026 HKD 3,472,747 (55,828)
HSCEI 219 4/2026 HKD 11,670,299 (159,286)
IBEX 35 Index 8 4/2026 EUR 1,568,858 (29,875)
MSCI Singapore Index 84 4/2026 SGD 2,852,485 6,090
Natural Gas 190 4/2026 USD 5,479,600 (436,386)
OMXS30 Index 86 4/2026 SEK 2,652,681 (82,057)
RBOB Gasoline 51 4/2026 USD 6,862,754 365,415
SGX FTSE Taiwan Index 322 4/2026 USD 33,269,040 (1,709,347)
Sugar No. 11 237 4/2026 USD 4,119,629 439,853
WTI Crude Oil 147 4/2026 USD 14,902,860 (233,680)
Coffee 'C' 58 5/2026 USD 6,489,113 134,575
Copper 38 5/2026 USD 5,333,300 29,934
KC HRW Wheat 14 5/2026 USD 444,850 (1,863)
Low Sulphur Gasoil 140 5/2026 USD 17,349,500 3,268,632
Silver 22 5/2026 USD 8,241,090 (683,331)
Soybean Meal 256 5/2026 USD 8,099,840 (25,775)
100 oz Gold 34 6/2026 USD 15,907,240 443,897
Euro STOXX 50 Index 23 6/2026 EUR 1,460,821 (2,409)
Euro-Bobl 567 6/2026 EUR 75,780,080 (71,491)
Euro-Buxl 291 6/2026 EUR 37,207,297 (255,115)
Euro-OAT 314 6/2026 EUR 43,229,414 (646,124)
FTSE/MIB Index 34 6/2026 EUR 8,562,444 (16,613)
KOSPI 200 Index 42 6/2026 KRW 5,136,373 (662,130)
Lean Hogs 28 6/2026 USD 1,176,560 (22,360)
Live Cattle 74 6/2026 USD 7,200,940 378,917
LME Aluminum Base Metal 550 6/2026 USD 47,879,425 4,465,135
LME Copper Base Metal 39 6/2026 USD 12,025,182 (289,113)
LME Lead Base Metal 140 6/2026 USD 6,639,080 (247,805)
LME Nickel Base Metal 98 6/2026 USD 10,046,562 (161,633)
LME Zinc Base Metal 25 6/2026 USD 2,026,875 (37,240)
Long Gilt 1,003 6/2026 GBP 117,251,053 (4,365,594)
MSCI Emerging Markets Index 32 6/2026 USD 2,327,360 (67,302)
NASDAQ 100 E-Mini Index 38 6/2026 USD 18,175,400 (448,493)
Russell 2000 E-Mini Index 49 6/2026 USD 6,154,890 41,339
S&P Midcap 400 E-Mini Index 57 6/2026 USD 19,360,050 179,998
SET50 Index 597 6/2026 THB 3,480,630 27,332
TOPIX Index 60 6/2026 JPY 13,247,220 (596,301)
U.S. Treasury 2 Year Note 1,211 6/2026 USD 251,254,117 175,350
U.S. Treasury 5 Year Note 159 6/2026 USD 17,199,328 (99,349)
3 Month Euro Euribor 509 9/2026 EUR 143,132,763 (469,022)
3 Month CORRA 297 12/2026 CAD 51,997,951 (94,187)
3 Month SARON 126 12/2026 CHF 39,353,333 (22,053)
3 Month SONIA 30 12/2026 GBP 9,505,599 (93,545)
Phelix De Base Electricity 17 12/2026 EUR 16,254,159 905,082
Platinum 4 2/2027 JPY 121,710 (1,295)
3 Month CORRA 329 3/2027 CAD 57,499,910 (128,663)
3 Month SARON 9 3/2027 CHF 2,808,138 (9,639)
3 Month SOFR 539 3/2027 USD 129,858,575 (75,719)
3 Month SONIA 238 3/2027 GBP 75,395,333 (175,224)
3 Month SARON 16 6/2027 CHF 4,989,495 (11,065)
3 Month SONIA 31 6/2027 GBP 9,820,401 (98,869)
90-Day Australian Bank Bill 1,224 6/2027
AUD
834,783,297 (287,372)
3 Month SARON 3 9/2027 CHF 935,483 (1,228)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
3 Month Euro Euribor 27 6/2028 EUR $ 7,593,674 $ 4,364
Total of long contracts (1,841,683)
Short Contracts
CAC 40 10 Euro Index (102) 4/2026 EUR (9,225,417) 63,069
IFSC NIFTY 50 Index (16) 4/2026 USD (719,408) 17,211
Natural Gas (25) 4/2026 EUR (1,091,215) 161,276
NY Harbor ULSD (199) 4/2026 USD (34,383,140) (2,452,806)
SGX FTSE China A50 Index (41) 4/2026 USD (595,976) 1,883
Cocoa (24) 5/2026 USD (792,000) 175,877
Cocoa (156) 5/2026 GBP (5,135,197) 370,142
Corn (228) 5/2026 USD (5,218,350) (7,060)
Cotton No. 2 (95) 5/2026 USD (3,325,000) (267,579)
Soybean (247) 5/2026 USD (14,461,850) 84,290
Soybean Oil (4) 5/2026 USD (165,312) (6,034)
Wheat (516) 5/2026 USD (15,899,250) (414,061)
Australia 10 Year Bond (755) 6/2026 AUD (56,215,345) 83,417
Australia 3 Year Bond (33) 6/2026 AUD (2,362,630) 7,004
Canada 10 Year Bond (608) 6/2026 CAD (52,417,109) 1,089,696
DAX Index (59) 6/2026 EUR (38,934,316) 1,161,214
DJIA CBOT E-Mini Index (97) 6/2026 USD (22,592,270) 97,135
Euro-BTP (122) 6/2026 EUR (16,538,087) (86,991)
Euro-Bund (388) 6/2026 EUR (56,377,139) 509,911
Euro-Schatz (44) 6/2026 EUR (5,382,239) 47,063
FTSE 100 Index (1) 6/2026 GBP (134,994) 65
FTSE/JSE Top 40 Index (203) 6/2026 ZAR (12,822,846) 27,602
Japan 10 Year Bond (65) 6/2026 JPY (53,423,648) 422,278
LME Aluminum Base Metal (122) 6/2026 USD (10,620,527) (243,813)
LME Copper Base Metal (127) 6/2026 USD (39,158,926) 2,177,934
LME Lead Base Metal (87) 6/2026 USD (4,125,714) 59,478
LME Nickel Base Metal (68) 6/2026 USD (6,971,084) 212,255
LME Zinc Base Metal (162) 6/2026 USD (13,134,150) 118,384
MSCI EAFE Index (14) 6/2026 USD (2,030,770) (19,946)
Nikkei 225 Index (4) 6/2026 JPY (1,289,436) 59,702
S&P 500 E-Mini Index (221) 6/2026 USD (72,606,787) 1,083,043
S&P/TSX 60 Index (32) 6/2026 CAD (8,777,169) (154,289)
SPI 200 Index (488) 6/2026 AUD (71,657,241) 811,168
U.S. Treasury 10 Year Note (597) 6/2026 USD (66,257,672) 322,126
U.S. Treasury Long Bond (72) 6/2026 USD (8,178,750) 17,737
U.S. Treasury Ultra Bond (89) 6/2026 USD (10,349,031) 96,216
Cocoa (5) 7/2026 GBP (166,244) (1,864)
90-Day Australian Bank Bill (195) 9/2026 AUD (132,992,437) 99,905
90-Day New Zealand Bill (37) 9/2026 NZD (21,110,058) 638
3 Month Euro Euribor (57) 12/2026 EUR (16,017,914) 9,179
3 Month SOFR (63) 12/2026 USD (15,173,550) 12,889
90-Day Australian Bank Bill (1,481) 12/2026 AUD (1,009,912,816) 448,448
90-Day New Zealand Bill (29) 12/2026 NZD (16,529,938) 2,596
ECX Emission (80) 12/2026 EUR (6,704,855) (406,589)
3 Month Euro Euribor (85) 3/2027 EUR (23,877,766) 65,642
90-Day Australian Bank Bill (297) 3/2027 AUD (202,533,028) 108,875
90-Day New Zealand Bill (23) 3/2027 NZD (13,099,058) (1,389)
3 Month CORRA (100) 6/2027 CAD (17,452,016) 24,098
3 Month Euro Euribor (32) 6/2027 EUR (8,991,126) (7,257)
3 Month SOFR (15) 6/2027 USD (3,614,625) 1,551
3 Month CORRA (132) 9/2027 CAD (23,025,987) (1,288)
3 Month Euro Euribor (44) 9/2027 EUR (12,369,155) (583)
3 Month SOFR (116) 9/2027 USD (27,970,500) 77,880
3 Month SONIA (19) 9/2027 GBP (6,022,413) (10,491)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
3 Month Euro Euribor (51) 12/2027 EUR $ (14,344,344) $ (4,906)
3 Month SOFR (218) 12/2027 USD (52,611,575) 166,280
3 Month SONIA (111) 12/2027 GBP (35,212,955) 190,198
3 Month Euro Euribor (38) 3/2028 EUR (10,688,492) (1,653)
3 Month SOFR (222) 3/2028 USD (53,610,225) 101,858
3 Month SONIA (111) 3/2028 GBP (35,238,666) 165,495
3 Month SOFR (219) 6/2028 USD (52,883,025) 24,678
3 Month SONIA (108) 6/2028 GBP (34,293,417) 136,346
3 Month SOFR (61) 9/2028 USD (14,725,400) (4,132)
3 Month SONIA (47) 9/2028 GBP (14,927,098) 33,753
Total of short contracts 6,854,754
Net unrealized appreciation $ 5,013,071
Forward foreign currency exchange contracts outstanding as of March 31, 2026:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 4,390,000 USD 3,008,768 CITI 6/17/2026 $ 16,695
AUD 4,390,000 USD 3,008,762 JPMC 6/17/2026 16,701
BRL 133,014,312 USD 24,848,823 CITI
**
6/17/2026 396,714
BRL 133,014,511 USD 24,848,810 JPMC
**
6/17/2026 396,764
CAD 6,806,501 USD 4,903,349 CITI 6/17/2026 5,947
CAD 6,806,499 USD 4,903,337 JPMC 6/17/2026 5,956
CHF 1,089,500 USD 1,373,936 CITI 6/17/2026 131
CHF 1,089,500 USD 1,373,934 JPMC 6/17/2026 133
CLP 550,000,001 USD 592,530 CITI
**
6/17/2026 1,656
CLP 550,000,000 USD 592,529 JPMC
**
6/17/2026 1,657
CNY 59,151,555 USD 8,616,265 CITI
**
6/17/2026 17,771
CNY 59,151,561 USD 8,616,249 JPMC
**
6/17/2026 17,788
COP 74,910,819,873 USD 19,590,124 CITI
**
6/17/2026 440,730
COP 74,910,819,873 USD 19,590,084 JPMC
**
6/17/2026 440,769
CZK 24,000,000 USD 1,128,573 CITI 6/17/2026 2,662
CZK 24,000,000 USD 1,128,571 JPMC 6/17/2026 2,664
EUR 8,309,559 USD 9,603,381 CITI 6/17/2026 35,013
EUR 8,309,561 USD 9,603,364 JPMC 6/17/2026 35,032
GBP 2,134,501 USD 2,819,289 CITI 6/17/2026 5,284
GBP 2,134,499 USD 2,819,281 JPMC 6/17/2026 5,289
HUF 2,277,866,384 USD 6,740,150 CITI 6/17/2026 73,691
HUF 2,208,425,283 USD 6,531,362 JPMC 6/17/2026 74,758
JPY 1,009,999,998 USD 6,367,777 CITI 6/17/2026 37,388
JPY 1,010,000,001 USD 6,367,764 JPMC 6/17/2026 37,400
KRW 7,050,000,000 USD 4,675,275 CITI
**
6/17/2026 21,604
KRW 7,050,000,000 USD 4,675,266 JPMC
**
6/17/2026 21,613
MXN 118,499,999 USD 6,507,944 CITI 6/17/2026 59,657
MXN 118,500,001 USD 6,507,931 JPMC 6/17/2026 59,670
NOK 27,500,000 USD 2,832,948 CITI 6/17/2026 5,275
NOK 27,500,000 USD 2,832,943 JPMC 6/17/2026 5,281
NZD 15,485,000 USD 8,884,557 CITI 6/17/2026 37,977
NZD 15,485,000 USD 8,884,539 JPMC 6/17/2026 37,994
PEN 797,346 USD 227,815 CITI
**
6/17/2026 376
PEN 797,346 USD 227,814 JPMC
**
6/17/2026 376
PLN 12,672,137 USD 3,398,134 CITI 6/17/2026 14,574
PLN 12,660,863 USD 3,395,107 JPMC 6/17/2026 14,566

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
THB 25,100,000 USD 762,188 CITI 6/17/2026 $ 3,653
THB 25,400,000 USD 771,295 JPMC 6/17/2026 3,699
TWD 29,545,184 USD 917,998 CITI
**
6/17/2026 1,343
TWD 26,752,351 USD 831,136 JPMC
**
6/17/2026 1,303
USD 7,210,135 AUD 10,237,001 CITI 6/17/2026 155,086
USD 7,210,149 AUD 10,237,000 JPMC 6/17/2026 155,100
USD 24,957,331 CAD 34,056,916 CITI 6/17/2026 393,248
USD 24,957,380 CAD 34,056,914 JPMC 6/17/2026 393,298
USD 78,694,163 CHF 60,618,627 CITI 6/17/2026 2,242,529
USD 78,694,185 CHF 60,618,627 JPMC 6/17/2026 2,242,551
USD 12,134,370 CLP 10,729,710,191 CITI
**
6/17/2026 542,656
USD 12,134,394 CLP 10,729,710,191 JPMC
**
6/17/2026 542,681
USD 11,129,686 CNY 75,916,233 CITI
**
6/17/2026 48,600
USD 11,268,464 CNY 76,865,417 JPMC
**
6/17/2026 48,831
USD 26,381,338 CZK 544,847,999 CITI 6/17/2026 700,050
USD 26,380,906 CZK 544,847,999 JPMC 6/17/2026 699,617
USD 68,601,167 EUR 58,625,213 CITI 6/17/2026 600,817
USD 68,860,329 EUR 58,844,166 JPMC 6/17/2026 606,011
USD 61,189,936 GBP 45,708,303 CITI 6/17/2026 704,404
USD 61,190,060 GBP 45,708,304 JPMC 6/17/2026 704,526
USD 3,652,209 HUF 1,191,285,066 CITI 6/17/2026 88,687
USD 3,510,972 HUF 1,141,917,321 JPMC 6/17/2026 95,125
USD 5,658,225 IDR 95,750,000,001 CITI
**
6/17/2026 30,423
USD 5,658,236 IDR 95,749,999,999 JPMC
**
6/17/2026 30,434
USD 30,629,253 ILS 94,880,208 CITI 6/17/2026 383,528
USD 30,627,955 ILS 94,880,209 JPMC 6/17/2026 382,230
USD 27,970,042 INR 2,592,700,005 CITI
**
6/17/2026 651,983
USD 27,969,969 INR 2,592,699,999 JPMC
**
6/17/2026 651,910
USD 18,630,383 JPY 2,917,836,794 CITI 6/17/2026 126,200
USD 18,601,828 JPY 2,913,413,205 JPMC 6/17/2026 125,699
USD 19,384,679 KRW 28,573,329,443 CITI
**
6/17/2026 348,441
USD 19,384,765 KRW 28,573,333,881 JPMC
**
6/17/2026 348,525
USD 34,584,800 MXN 608,472,538 CITI 6/17/2026 861,555
USD 34,782,225 MXN 611,972,023 JPMC 6/17/2026 865,030
USD 2,253,762 NOK 21,635,635 CITI 6/17/2026 20,788
USD 2,199,229 NOK 21,114,361 JPMC 6/17/2026 20,055
USD 15,271,703 NZD 25,477,190 CITI 6/17/2026 591,621
USD 15,271,733 NZD 25,477,189 JPMC 6/17/2026 591,651
USD 8,892,802 PHP 534,236,111 CITI
**
6/17/2026 122,134
USD 8,892,834 PHP 534,236,113 JPMC
**
6/17/2026 122,166
USD 40,709,703 PLN 146,786,921 CITI 6/17/2026 1,178,805
USD 40,892,997 PLN 147,466,261 JPMC 6/17/2026 1,179,147
USD 17,057,542 SEK 155,613,167 CITI 6/17/2026 555,656
USD 17,057,523 SEK 155,613,167 JPMC 6/17/2026 555,637
USD 61,419,571 SGD 77,269,979 CITI 6/17/2026 995,843
USD 61,419,696 SGD 77,269,980 JPMC 6/17/2026 995,966
USD 18,882,338 THB 589,889,884 CITI 6/17/2026 883,864
USD 18,882,376 THB 589,889,880 JPMC 6/17/2026 883,902
USD 1,549,786 TWD 49,475,000 CITI
**
6/17/2026 10,299
USD 1,613,923 TWD 51,525,000 JPMC
**
6/17/2026 10,647
USD 11,356,275 ZAR 188,831,718 CITI 6/17/2026 261,697
USD 11,871,865 ZAR 197,257,094 JPMC 6/17/2026 282,264
ZAR 7,500,000 USD 434,621 CITI 6/17/2026 6,032
ZAR 7,500,000 USD 434,620 JPMC 6/17/2026 6,033
Total unrealized appreciation 27,401,536
AUD 45,213,006 USD 32,035,009 CITI 6/17/2026 (875,496)
AUD 45,213,005 USD 32,034,945 JPMC 6/17/2026 (875,431)
BRL 1,758,719 USD 334,536 CITI
**
6/17/2026 (740)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
BRL 1,758,719 USD 334,536 JPMC
**
6/17/2026 $ (738)
CAD 65,189,170 USD 47,830,725 CITI 6/17/2026 (812,017)
CAD 65,189,169 USD 47,830,628 JPMC 6/17/2026 (811,921)
CHF 1 USD 1 CITI 6/17/2026 –
(a)
CHF 1 USD 1 JPMC 6/17/2026 –
(a)
CLP 9,932,812,968 USD 11,037,907 CITI
**
6/17/2026 (307,109)
CLP 9,932,812,970 USD 11,037,885 JPMC
**
6/17/2026 (307,089)
CNY 92,603,411 USD 13,567,161 CITI
**
6/17/2026 (50,338)
CNY 93,552,597 USD 13,705,938 JPMC
**
6/17/2026 (50,566)
COP 5,600,000,000 USD 1,501,489 CITI
**
6/17/2026 (4,072)
COP 5,600,000,000 USD 1,501,486 JPMC
**
6/17/2026 (4,069)
CZK 73,500,000 USD 3,492,959 CITI 6/17/2026 (28,553)
CZK 73,500,000 USD 3,492,952 JPMC 6/17/2026 (28,546)
EUR 58,279,069 USD 68,614,063 CITI 6/17/2026 (1,015,212)
EUR 58,498,022 USD 68,872,783 JPMC 6/17/2026 (1,019,964)
GBP 36,509,499 USD 48,777,106 CITI 6/17/2026 (464,298)
GBP 36,509,503 USD 48,777,014 JPMC 6/17/2026 (464,199)
HUF 5,629,313,529 USD 17,342,312 CITI 6/17/2026 (503,201)
HUF 5,538,519,802 USD 17,119,071 JPMC 6/17/2026 (551,555)
IDR 8,116,975,790 USD 481,042 CITI
**
6/17/2026 (3,959)
IDR 8,116,975,789 USD 481,041 JPMC
**
6/17/2026 (3,958)
ILS 3,713,499 USD 1,195,449 CITI 6/17/2026 (11,667)
ILS 3,713,501 USD 1,195,447 JPMC 6/17/2026 (11,665)
INR 3,157,609,278 USD 34,390,007 CITI
**
6/17/2026 (1,119,763)
INR 3,157,609,272 USD 34,389,938 JPMC
**
6/17/2026 (1,119,697)
JPY 15,033,201,610 USD 96,912,761 CITI 6/17/2026 (1,576,000)
JPY 15,028,778,022 USD 96,883,906 JPMC 6/17/2026 (1,575,197)
KRW 96,483,990,475 USD 66,860,765 CITI
**
6/17/2026 (2,580,815)
KRW 96,483,994,913 USD 66,860,633 JPMC
**
6/17/2026 (2,580,681)
MXN 241,339,039 USD 13,582,549 CITI 6/17/2026 (206,866)
MXN 244,838,521 USD 13,780,097 JPMC 6/17/2026 (210,466)
NOK 208,532,194 USD 21,762,269 CITI 6/17/2026 (240,048)
NOK 204,962,254 USD 21,388,834 JPMC 6/17/2026 (235,059)
NZD 9,254,777 USD 5,477,662 CITI 6/17/2026 (145,014)
NZD 9,254,776 USD 5,477,651 JPMC 6/17/2026 (145,004)
PEN 10,365,331 USD 3,063,741 CITI
**
6/17/2026 (97,314)
PEN 10,365,331 USD 3,063,735 JPMC
**
6/17/2026 (97,305)
PHP 496,284,722 USD 8,534,371 CITI
**
6/17/2026 (386,760)
PHP 496,284,724 USD 8,534,354 JPMC
**
6/17/2026 (386,743)
PLN 33,836,620 USD 9,203,412 CITI 6/17/2026 (90,940)
PLN 34,479,226 USD 9,378,050 JPMC 6/17/2026 (92,516)
SEK 57,838,728 USD 6,335,382 CITI 6/17/2026 (201,915)
SEK 57,838,728 USD 6,335,367 JPMC 6/17/2026 (201,902)
SGD 2,006,000 USD 1,573,813 CITI 6/17/2026 (5,158)
SGD 2,006,000 USD 1,573,810 JPMC 6/17/2026 (5,154)
THB 205,650,002 USD 6,495,865 CITI 6/17/2026 (221,155)
THB 205,349,998 USD 6,481,373 JPMC 6/17/2026 (215,819)
TWD 1,714,653,440 USD 54,427,468 CITI
**
6/17/2026 (1,073,518)
TWD 1,719,496,273 USD 54,578,718 JPMC
**
6/17/2026 (1,074,074)
USD 14,637,465 BRL 78,513,494 CITI
**
6/17/2026 (264,054)
USD 14,637,531 BRL 78,513,692 JPMC
**
6/17/2026 (264,025)
USD 440,593 CAD 611,500 CITI 6/17/2026 (461)
USD 440,594 CAD 611,500 JPMC 6/17/2026 (460)
USD 3,607,224 CHF 2,861,000 CITI 6/17/2026 (1,042)
USD 3,607,232 CHF 2,861,000 JPMC 6/17/2026 (1,034)
USD 7,584,594 CNY 52,088,031 CITI
**
6/17/2026 (18,417)
USD 7,584,610 CNY 52,088,039 JPMC
**
6/17/2026 (18,402)
USD 2,869,778 COP 10,850,000,000 CITI
**
6/17/2026 (31,468)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 2,864,791 COP 10,850,000,000 JPMC
**
6/17/2026 $ (36,455)
USD 1,687,979 CZK 36,000,000 CITI 6/17/2026 (8,873)
USD 1,687,982 CZK 36,000,000 JPMC 6/17/2026 (8,870)
USD 33,099,099 EUR 28,633,691 CITI 6/17/2026 (113,591)
USD 33,099,166 EUR 28,633,692 JPMC 6/17/2026 (113,525)
USD 10,425,601 GBP 7,900,499 CITI 6/17/2026 (29,084)
USD 10,425,624 GBP 7,900,501 JPMC 6/17/2026 (29,063)
USD 3,731,994 HUF 1,264,717,275 CITI 6/17/2026 (51,188)
USD 3,405,709 HUF 1,153,850,192 JPMC 6/17/2026 (45,833)
USD 2,435,226 IDR 41,500,000,000 CITI
**
6/17/2026 (3,978)
USD 2,435,231 IDR 41,500,000,000 JPMC
**
6/17/2026 (3,973)
USD 4,114,964 ILS 12,991,499 CITI 6/17/2026 (26,441)
USD 4,114,973 ILS 12,991,501 JPMC 6/17/2026 (26,432)
USD 3,365,191 INR 320,000,000 CITI
**
6/17/2026 (6,498)
USD 3,365,198 INR 320,000,000 JPMC
**
6/17/2026 (6,491)
USD 28,708,708 JPY 4,539,999,998 CITI 6/17/2026 (82,824)
USD 28,708,765 JPY 4,540,000,002 JPMC 6/17/2026 (82,766)
USD 3,030,165 KRW 4,580,834,990 CITI
**
6/17/2026 (21,697)
USD 3,031,674 KRW 4,580,834,990 JPMC
**
6/17/2026 (20,188)
USD 2,767,161 MXN 50,000,000 CITI 6/17/2026 (3,978)
USD 2,767,167 MXN 50,000,000 JPMC 6/17/2026 (3,972)
USD 5,436,995 NOK 53,024,333 CITI 6/17/2026 (35,548)
USD 5,123,391 NOK 49,975,667 JPMC 6/17/2026 (34,504)
USD 1,966,566 PHP 120,000,000 CITI
**
6/17/2026 (3,499)
USD 1,966,570 PHP 120,000,000 JPMC
**
6/17/2026 (3,496)
USD 895,451 PLN 3,334,296 CITI 6/17/2026 (2,502)
USD 882,536 PLN 3,286,289 JPMC 6/17/2026 (2,488)
USD 8,854,937 SEK 84,000,000 CITI 6/17/2026 (52,782)
USD 8,854,955 SEK 84,000,000 JPMC 6/17/2026 (52,764)
USD 12,049,702 ZAR 205,886,706 CITI 6/17/2026 (46,922)
USD 12,049,726 ZAR 205,886,706 JPMC 6/17/2026 (46,898)
ZAR 211,456,717 USD 12,978,285 CITI 6/17/2026 (554,403)
ZAR 219,882,093 USD 13,480,958 JPMC 6/17/2026 (562,053)
Total unrealized depreciation (26,814,188)
Net unrealized appreciation $ 587,348
** Non-deliverable forward foreign currency exchange contracts.
(a) Represents less than $0.5.

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 172.8%
COMMON STOCKS - 93.4%
Communication Services - 4 .0%
Diversified Telecommunication Services - 1 .8%
AT&T, Inc. (a)
317,893 9,215,718
Comcast Corp., Class A (a)
259,483 7,449,757
Deutsche Telekom AG (Registered)
(Germany) (2)(a) 83,603 3,120,337
Elisa OYJ (Finland) (2)(a)
61,786 3,009,622
GCI Liberty, Inc., Class C *(a)(b)
14,543 541,145
HKT Trust & HKT Ltd. (Hong Kong)
(2)(a) 210,000 328,166
Iridium Communications, Inc. (a)(b)
198,463 5,505,364
Liberty Global Ltd., Class A
(Belgium) *(a) 391,731 4,736,028
Orange SA (France) (2)(a)
230,103 4,717,815
Quebecor, Inc., Class B (Canada)
(a) 7,115 302,123
Singapore Telecommunications Ltd.
(Singapore) 476,900 1,832,376
Telenor ASA (Norway) (a)
115,089 2,024,152
Telia Co. AB (Sweden) (2)(a)
1,431,715 7,335,070
Verizon Communications, Inc. (a)
71,337 3,581,117
53,698,790
Entertainment - 0 .3%
Roku, Inc., Class A *(a)
16,321 1,544,293
Square Enix Holdings Co. Ltd.
(Japan) (2)(a) 184,700 2,943,377
Warner Music Group Corp., Class
A (a) 198,909 5,080,136
9,567,806
Interactive Media & Services - 0 .4%
IAC, Inc. *(a)(b)
62,909 2,518,247
Meta Platforms, Inc., Class A (a)(b)
10,111 5,784,806
ZoomInfo Technologies, Inc., Class
A *(a)(b) 591,354 3,536,297
11,839,350
Media - 1 .1%
Charter Communications, Inc., Class
A *(a)(b) 32,701 7,059,492
CyberAgent, Inc. (Japan) (2)(a)
131,000 1,120,726
DoubleVerify Holdings, Inc. *(a)
76,168 723,596
ITV plc (United Kingdom) (2)(a)
315,818 319,406
New York Times Co. (The), Class
A (a) 72,816 6,096,884
News Corp., Class A (a)(b)
106,963 2,666,587
Omnicom Group, Inc. (a)(b)
38,683 2,913,217
Sirius XM Holdings, Inc. (a)(b)
71,462 1,649,343
TBS Holdings, Inc. (Japan) (2)(a)
75,500 2,720,376
Versant Media Group, Inc. *(a)
174,913 6,475,279
31,744,906
INVESTMENTS SHARES VALUE ($)
Wireless Telecommunication Services - 0 .4%
Freenet AG (Germany) (2)(a)
49,697 1,530,217
T-Mobile US, Inc. (a)
16,454 3,455,834
Vodafone Group plc (United
Kingdom) (2)(a) 5,267,870 7,945,801
12,931,852
Total Communication Services 119,782,704
Consumer Discretionary - 11 .2%
Automobile Components - 1 .1%
Aisin Corp. (Japan) (2)(a)
78,500 1,105,917
Autoliv, Inc. (Sweden) (a)(b)
20,518 2,157,673
BorgWarner, Inc. (a)
22,877 1,241,306
Continental AG (Germany) (2)(a)
31,057 2,168,001
Goodyear Tire & Rubber Co. (The)
*(a)(b) 661,934 4,388,622
Lear Corp. (a)
8,402 1,017,314
Magna International, Inc. (Canada)
(a) 53,672 2,997,468
Niterra Co. Ltd. (Japan) (2)(a)
112,700 5,313,982
Pirelli & C SpA (Italy) (2)(a)(c)
143,710 994,395
Sumitomo Electric Industries Ltd.
(Japan) (2)(a) 145,600 8,273,005
Valeo SE (France) (2)(a)
255,105 3,123,979
32,781,662
Automobiles - 0 .6%
Ford Motor Co. (a)
113,378 1,308,382
General Motors Co. (a)
128,806 9,596,047
Lucid Group, Inc. *(a)(b)
230,600 2,197,618
Mazda Motor Corp. (Japan) (2)(a)
346,400 2,369,304
Mercedes-Benz Group AG
(Germany) (2)(a) 17,323 1,064,722
Renault SA (France) (2)(a)
42,582 1,459,877
Rivian Automotive, Inc., Class A *(a)
(b) 81,334 1,224,077
19,220,027
Broadline Retail - 0 .8%
Amazon.com, Inc. *(a)
12,491 2,601,501
Canadian Tire Corp. Ltd., Class A
(Canada) (a) 5,320 715,452
Isetan Mitsukoshi Holdings Ltd.
(Japan) (2)(a) 503,900 9,284,579
Macy's, Inc. (a)
513,461 9,288,510
Ryohin Keikaku Co. Ltd. (Japan) (2)
(a) 172,600 3,683,216
25,573,258
Distributors - 0 .4%
Genuine Parts Co. (a)(b)
113,621 12,015,421
Inchcape plc (United Kingdom) (a)
40,267 399,730
12,415,151

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Diversified Consumer Services - 0 .5%
Bright Horizons Family Solutions,
Inc. *(a) 53,689 4,409,478
Duolingo, Inc., Class A *(a)(b)
22,922 2,259,422
Graham Holdings Co., Class B (a)
4,335 4,583,222
Grand Canyon Education, Inc. *(a)
2,531 430,346
Pearson plc (United Kingdom) (2)(a)
37,299 491,745
Service Corp. International (a)(b)
23,689 1,954,579
14,128,792
Hotels, Restaurants & Leisure - 2 .4%
Airbnb, Inc., Class A *(a)
18,207 2,299,180
Aramark (a)
120,742 4,894,881
Booking Holdings, Inc. (a)
995 4,189,268
Caesars Entertainment, Inc. *(a)(b)
59,059 1,560,929
Carnival Corp. (a)
86,468 2,237,792
Chipotle Mexican Grill, Inc., Class
A *(a) 101,943 3,263,195
Compass Group plc (United
Kingdom) (2)(a) 20,407 569,374
Darden Restaurants, Inc. (a)
39,614 7,765,929
DraftKings, Inc., Class A *(a)
105,538 2,281,732
Expedia Group, Inc. (a)
11,948 2,758,674
InterContinental Hotels Group plc
(2)(a) 25,762 3,397,360
Las Vegas Sands Corp. (a)
145,633 7,846,706
McDonald's Corp. (a)(b)
16,634 5,169,681
MGM Resorts International *(a)(b)
31,892 1,180,323
Penn Entertainment, Inc. *(a)(b)
136,988 2,058,930
Texas Roadhouse, Inc., Class A (a)
(b) 72,882 12,035,733
Travel + Leisure Co. (a)
55,834 3,863,154
Viking Holdings Ltd. *(a)
55,370 4,068,588
71,441,429
Household Durables - 1 .6%
Electrolux AB, Class B (Sweden)
(2)*(a) 132,632 841,889
Garmin Ltd. (a)
33,537 7,780,919
Iida Group Holdings Co. Ltd. (Japan)
(2)(a) 19,100 293,836
Lennar Corp., Class A (a)(b)
103,601 8,996,711
Mohawk Industries, Inc. *(a)(b)
86,079 8,475,338
Newell Brands, Inc.
158,437 543,439
Panasonic Holdings Corp. (Japan)
(2)(a) 380,000 6,373,117
Taylor Morrison Home Corp., Class
A *(a) 152,081 8,857,198
Toll Brothers, Inc. (a)
37,184 5,074,501
47,236,948
Leisure Products - 0 .5%
Bandai Namco Holdings, Inc.
(Japan) (2)(a) 87,600 2,161,128
Brunswick Corp. (a)(b)
52,806 3,842,165
Hasbro, Inc. (a)
70,106 6,561,922
Polaris, Inc. (a)
45,075 2,456,587
INVESTMENTS SHARES VALUE ($)
Leisure Products - 0.5% (continued)
YETI Holdings, Inc. *(a)(b)
25,082 917,750
15,939,552
Specialty Retail - 2 .4%
Abercrombie & Fitch Co., Class A
*(a) 111,945 10,228,415
Aritzia, Inc. (Canada) *(a)
20,493 1,672,321
AutoNation, Inc. *(a)
8,234 1,607,771
Avolta AG (Switzerland) (2)*(a)
49,770 2,984,028
Bath & Body Works, Inc. (a)
147,956 2,762,338
Best Buy Co., Inc. (a)
18,212 1,169,210
Burlington Stores, Inc. *(a)
7,948 2,586,120
CarMax, Inc. *(a)
157,982 6,568,891
Five Below, Inc. *(a)
1,210 276,461
Gap, Inc. (The) (a)
16,799 406,536
H & M Hennes & Mauritz AB, Class
B (Sweden) (2)(a) 96,196 1,799,717
JB Hi-Fi Ltd. (Australia) (2)(a)
57,593 2,914,143
Penske Automotive Group, Inc. (a)
(b) 2,530 378,286
Ross Stores, Inc. (a)
37,121 8,041,522
Shimamura Co. Ltd. (Japan) (2)(a)
98,700 2,066,448
TJX Cos., Inc. (The) (a)
59,470 9,497,359
USS Co. Ltd. (Japan) (2)(a)
199,800 2,101,658
Wayfair, Inc., Class A *(a)
40,337 3,033,746
Williams-Sonoma, Inc. (a)
42,689 7,783,485
Zalando SE (Germany) (2)*(a)(c)
115,009 2,809,755
70,688,210
Textiles, Apparel & Luxury Goods - 0 .9%
Burberry Group plc (United
Kingdom) (2)*(a) 37,144 543,495
Columbia Sportswear Co. (a)
19,069 1,045,172
Deckers Outdoor Corp. *(a)
61,240 6,129,512
HUGO BOSS AG (Germany) (2)(a)
110,591 4,787,035
Pandora A/S (Denmark) (2)(a)
84,432 6,034,686
PVH Corp. (a)(b)
12,977 905,275
Ralph Lauren Corp., Class A (a)
5,418 1,863,738
Tapestry, Inc. (a)
24,231 3,419,236
Under Armour, Inc., Class A *(a)(b)
110,437 652,683
VF Corp. (a)(b)
51,242 870,602
26,251,434
Total Consumer Discretionary 335,676,463
Consumer Staples - 4 .8%
Beverages - 1 .0%
Anheuser-Busch InBev SA/NV
(Belgium) (2)(a) 30,499 2,110,107
Asahi Group Holdings Ltd. (Japan)
(2)(a) 137,900 1,376,881
Boston Beer Co., Inc. (The), Class
A *(a) 5,692 1,311,437
Carlsberg A/S, Class B (Denmark)
(a) 4,451 552,967
Coca-Cola Consolidated, Inc. (a)
32,692 6,268,364
Coca-Cola HBC AG (Italy) (2)(a)
5,004 281,871

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Beverages - 1.0% (continued)
Kirin Holdings Co. Ltd. (Japan) (2)
(a) 538,000 8,557,529
PepsiCo, Inc. (a)
53,097 8,245,433
Royal Unibrew A/S (Denmark) (a)
2,796 226,830
28,931,419
Consumer Staples Distribution & Retail - 1 .9%
Albertsons Cos., Inc., Class A (a)(b)
58,650 999,396
Carrefour SA (France) (2)(a)
612,833 11,347,128
Costco Wholesale Corp. (a)
8,853 8,821,395
Dollar General Corp. (a)
2,435 289,107
Empire Co. Ltd., Class A (Canada)
(a) 60,523 2,167,968
George Weston Ltd. (Canada) (a)
30,633 2,164,195
Kroger Co. (The) (a)
113,322 8,199,980
Marks & Spencer Group plc (United
Kingdom) (2)(a) 552,377 2,488,858
Metro, Inc., Class A (Canada) (a)
17,640 1,206,941
Seven & i Holdings Co. Ltd. (Japan)
(2)(a) 22,600 303,962
Sprouts Farmers Market, Inc. *(a)(b)
89,859 6,930,825
Target Corp. (a)
75,401 9,138,601
Tesco plc (United Kingdom) (2)(a)
542,062 3,406,876
57,465,232
Food Products - 1 .0%
Archer-Daniels-Midland Co. (a)
35,146 2,554,763
Danone SA (France) (2)(a)
5,849 467,377
Darling Ingredients, Inc. *(a)
45,199 2,795,558
Ingredion, Inc. (a)
54,621 6,153,602
Marzetti Co. (The) (a)
6,260 865,946
MEIJI Holdings Co. Ltd. (Japan) (2)
(a) 79,700 1,943,698
Pilgrim's Pride Corp. (a)
21,051 794,886
Saputo, Inc. (Canada) (a)
9,518 297,356
Seaboard Corp. (a)
231 1,306,079
Toyo Suisan Kaisha Ltd. (Japan) (2)
(a) 41,600 2,925,551
Tyson Foods, Inc., Class A (a)
105,866 6,782,834
WH Group Ltd. (Hong Kong) (2)(a)
(c) 1,400,000 1,840,212
Yamazaki Baking Co. Ltd. (Japan)
(2)(a) 122,300 2,733,779
31,461,641
Household Products - 0 .3%
Colgate-Palmolive Co. (a)
3,430 292,339
Essity AB, Class B (Sweden) (2)(a)
39,720 1,023,696
Reckitt Benckiser Group plc (United
Kingdom) (2)(a) 65,884 4,430,063
Reynolds Consumer Products, Inc.
(a) 126,290 2,674,822
8,420,920
Personal Care Products - 0 .1%
Estee Lauder Cos., Inc. (The), Class
A (a)(b) 38,215 2,742,691
INVESTMENTS SHARES VALUE ($)
Tobacco - 0 .5%
Altria Group, Inc. (a)
40,278 2,657,945
British American Tobacco plc (United
Kingdom) (2)(a) 41,835 2,428,891
Imperial Brands plc (United
Kingdom) (2)(a) 47,136 1,911,262
Philip Morris International, Inc. (a)
39,892 6,595,743
13,593,841
Total Consumer Staples 142,615,744
Energy - 3 .5%
Energy Equipment & Services - 0 .4%
Halliburton Co. (a)(b)
29,521 1,151,024
Saipem SpA (Italy) (2)(a)
777,716 3,558,324
SBM Offshore NV (Netherlands) (2)
(a) 12,745 508,242
TechnipFMC plc (United Kingdom)
(a) 108,860 7,525,492
12,743,082
Oil, Gas & Consumable Fuels - 3 .1%
Antero Resources Corp. *(a)
29,041 1,232,500
ARC Resources Ltd. (Canada) (a)
78,762 1,639,106
BP plc (2)(a)
183,605 1,437,040
Canadian Natural Resources Ltd.
(Canada) (a) 106,249 5,182,990
Cenovus Energy, Inc. (Canada) (a)
109,164 2,897,229
CNX Resources Corp. *(a)(b)
22,805 879,133
ConocoPhillips (a)(b)
61,157 8,072,724
DCC plc (United Kingdom) (2)(a)
4,033 249,792
Devon Energy Corp. (a)(b)
54,227 2,728,703
ENEOS Holdings, Inc. (Japan) (2)(a)
125,000 1,126,267
Eni SpA (Italy) (2)(a)
55,015 1,564,285
EQT Corp. (a)(b)
51,135 3,254,231
Equinor ASA (Norway) (2)(a)
108,948 4,641,663
Exxon Mobil Corp. (a)
16,291 2,763,931
Frontline plc (Norway) (2)(a)
45,397 1,595,044
Gaztransport Et Technigaz SA
(France) (2)(a) 4,871 1,145,629
Harbour Energy plc (United
Kingdom) (2)(a) 305,320 1,214,086
HF Sinclair Corp. (a)
62,603 3,905,801
Idemitsu Kosan Co. Ltd. (Japan) (2)
(a) 143,200 1,405,868
Kinder Morgan, Inc. (a)
78,349 2,627,042
Koninklijke Vopak NV (Netherlands)
(2)(a) 21,459 1,161,472
Murphy Oil Corp. (a)(b)
59,501 2,454,416
Occidental Petroleum Corp. (a)(b)
101,806 6,617,390
Ovintiv, Inc. (a)
37,089 2,201,603
PBF Energy, Inc., Class A (a)
32,739 1,559,031
Phillips 66 (a)
16,479 3,002,144
Repsol SA (Spain) (2)(a)
200,891 5,654,775
Suncor Energy, Inc. (Canada) (a)
23,926 1,582,511
TotalEnergies SE (France) (2)(a)
158,345 14,531,976
Tourmaline Oil Corp. (Canada) (a)
8,742 418,404

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 3.1% (continued)
Whitehaven Coal Ltd. (Australia) (2)
(a) 263,764 1,701,921
90,448,707
Total Energy 103,191,789
Financials - 16 .0%
Banks - 6 .5%
ABN AMRO Bank NV, CVA
(Netherlands) (2)(a)(c) 49,323 1,563,579
ANZ Group Holdings Ltd. (Australia)
(2)(a) 23,020 578,844
Banco Bilbao Vizcaya Argentaria SA
(Spain) (2)(a) 203,796 4,401,906
Banco Comercial Portugues SA,
Class R (Portugal) (2) 962,015 936,972
Banco Santander SA (Spain) (2)(a)
34,106 382,353
Bank of America Corp. (a)
49,916 2,433,405
Bank of Nova Scotia (The) (Canada)
(a) 79,223 5,493,956
Barclays plc (United Kingdom) (2)(a)
1,316,407 6,889,395
BNP Paribas SA (France) (2)(a)
156,372 14,896,563
BOC Hong Kong Holdings Ltd.
(China) (2)(a) 240,500 1,326,840
BOK Financial Corp. (a)
2,728 349,348
CaixaBank SA (Spain) (2)(a)
390,867 4,685,580
Canadian Imperial Bank of
Commerce (Canada) (a) 15,082 1,429,380
Citigroup, Inc. (a)
61,512 6,976,076
Citizens Financial Group, Inc. (a)
91,973 5,515,621
Commerce Bancshares, Inc. (a)
7,044 346,565
Concordia Financial Group Ltd.
(Japan) (2)(a) 210,600 1,879,857
Credit Agricole SA (France) (2)(a)
603,669 11,267,089
Danske Bank A/S (Denmark) (2)(a)
117,958 5,813,276
East West Bancorp, Inc. (a)
29,401 3,138,851
First Horizon Corp. (a)
42,108 958,378
Fukuoka Financial Group, Inc.
(Japan) (2)(a) 129,900 4,974,594
Intesa Sanpaolo SpA (Italy) (2)(a)
564,854 3,416,172
Iyogin Holdings, Inc. (Japan) (2)(a)
49,000 905,280
Japan Post Bank Co. Ltd. (Japan)
(2)(a) 64,700 1,055,271
Jyske Bank A/S (Registered)
(Denmark) (2)(a) 9,098 1,248,450
KBC Group NV (Belgium) (2)(a)
55,301 6,768,400
KeyCorp (a)(b)
170,973 3,428,009
Kyoto Financial Group, Inc. (Japan)
(2)(a) 75,200 1,981,410
Lloyds Banking Group plc (United
Kingdom) (2)(a) 4,518,872 5,600,849
Mizuho Financial Group, Inc.
(Japan) (2)(a) 183,500 7,428,771
NatWest Group plc (United
Kingdom) (2)(a) 669,256 4,957,813
Nordea Bank Abp (Finland) (2)(a)
154,957 2,668,230
Oversea-Chinese Banking Corp.
Ltd. (Singapore) (2) 110,400 1,890,905
INVESTMENTS SHARES VALUE ($)
Banks - 6.5% (continued)
PNC Financial Services Group, Inc.
(The) (a) 13,174 2,741,378
Popular, Inc. (a)
28,447 3,816,734
Prosperity Bancshares, Inc. (a)(b)
56,533 3,797,887
Resona Holdings, Inc. (Japan) (2)(a)
542,700 6,190,984
Royal Bank of Canada (Canada) (a)
7,958 1,286,460
Shizuoka Financial Group, Inc.
(Japan) (2)(a) 274,100 4,551,310
Societe Generale SA (France) (2)(a)
148,886 10,871,195
Sumitomo Mitsui Trust Group, Inc.
(Japan) (2)(a) 270,200 8,607,664
Svenska Handelsbanken AB, Class
A (Sweden) (2)(a) 118,898 1,567,518
Swedbank AB, Class A (Sweden)
(2)(a) 108,139 3,685,758
Texas Capital Bancshares, Inc. *(a)
48,512 4,602,819
Toronto-Dominion Bank (The)
(Canada) (a) 31,402 2,932,750
Unicaja Banco SA (Spain) (2)(a)(c)
270,946 804,098
UniCredit SpA (Italy) (2)(a)
94,139 6,753,890
US Bancorp (a)
57,520 2,991,615
Wintrust Financial Corp. (a)(b)
7,021 975,498
Zions Bancorp NA (a)
36,000 2,074,320
195,839,866
Capital Markets - 2 .6%
Ameriprise Financial, Inc. (a)
5,198 2,309,991
Amundi SA (France) (2)(a)(c)
4,182 359,392
Azimut Holding SpA (Italy) (2)(a)
34,863 1,324,685
Bank of New York Mellon Corp.
(The) (a) 61,252 7,266,325
Brookfield Corp., Class A (Canada)
(a) 36,490 1,478,644
CME Group, Inc. (a)
5,159 1,523,711
Deutsche Bank AG (Registered)
(Germany) (2)(a) 81,959 2,439,107
Evercore, Inc., Class A (a)(b)
12,023 3,588,986
Federated Hermes, Inc., Class B
(a)(b) 55,446 3,144,343
Goldman Sachs Group, Inc. (The)
(a)(b) 8,601 7,276,360
Invesco Ltd. (a)
216,506 5,258,931
MarketAxess Holdings, Inc. (a)
9,599 1,583,643
Morningstar, Inc. (a)
1,736 293,471
Nasdaq, Inc. (a)(b)
19,791 1,680,058
Nomura Holdings, Inc. (Japan) (2)(a)
1,192,500 9,389,791
Northern Trust Corp. (a)
28,674 4,002,030
Onex Corp. (Canada) (a)
4,753 346,865
State Street Corp.
44,295 5,605,975
Stifel Financial Corp. (a)
80,797 5,972,514
Swissquote Group Holding SA
(Registered) (Switzerland) (2)(a) 1,456 723,252
UBS Group AG (Registered)
(Switzerland) (2)(a) 229,229 8,938,417
Virtu Financial, Inc., Class A (a)(b)
91,588 4,028,040
78,534,531

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Consumer Finance - 0 .8%
Ally Financial, Inc. (a)
103,113 4,045,123
American Express Co. (a)
9,166 2,772,532
Capital One Financial Corp. (a)
67,587 12,329,896
FirstCash Holdings, Inc. (a)
3,151 592,388
OneMain Holdings, Inc. (a)
78,927 4,221,805
23,961,744
Financial Services - 1 .4%
Corebridge Financial, Inc. (a)
12,375 295,268
Essent Group Ltd. (a)
38,684 2,260,693
Fidelity National Information
Services, Inc. (a)(b) 215,699 10,118,440
Fiserv, Inc. *(a)(b)
9,784 545,947
MGIC Investment Corp. (a)
90,221 2,368,301
Nexi SpA (Italy) (2)(a)(c)
859,235 3,200,576
ORIX Corp. (Japan) (2)(a)
109,100 3,237,145
PayPal Holdings, Inc. (a)(b)
114,434 5,175,850
Poste Italiane SpA (Italy) (2)(a)(c)
120,731 2,841,857
Sony Financial Group, Inc. (Japan)
(2) 3,791,700 3,473,403
Tokyo Century Corp. (Japan) (2)(a)
47,100 609,684
Western Union Co. (The) (a)(b)
428,699 3,742,542
WEX, Inc. *(a)
20,583 3,150,023
41,019,729
Insurance - 4 .7%
Aegon Ltd. (2)(a)
991,922 7,254,150
Ageas SA/NV (Belgium) (2)(a)
23,296 1,714,888
AIA Group Ltd. (Hong Kong) (2)(a)
131,400 1,460,029
Allianz SE (Registered) (Germany)
(2)(a) 14,036 5,927,664
Allstate Corp. (The) (a)
10,145 2,103,464
American International Group, Inc.
(a)(b) 62,379 4,694,020
ASR Nederland NV (Netherlands)
(2)(a) 10,582 728,537
Assured Guaranty Ltd. (a)
29,496 2,403,334
Axis Capital Holdings Ltd. (a)
45,525 4,616,690
Chubb Ltd. (a)
27,723 9,035,757
Cincinnati Financial Corp. (a)
4,753 747,885
CNO Financial Group, Inc. (a)
68,107 2,796,473
Daiichi Life Group, Inc. (Japan) (2)
(a) 422,400 3,895,371
Everest Group Ltd. (a)
19,325 6,316,376
Fairfax Financial Holdings Ltd.
(Canada) (a) 976 1,663,024
Globe Life, Inc. (a)
11,648 1,621,052
Hanover Insurance Group, Inc.
(The) (a) 18,464 3,200,734
iA Financial Corp., Inc. (Canada) (a)
9,697 1,076,143
Japan Post Insurance Co. Ltd.
(Japan) (2)(a) 98,400 992,423
Manulife Financial Corp. (Canada)
(a) 123,556 4,256,203
MetLife, Inc. (a)
123,467 8,731,586
MS&AD Insurance Group Holdings,
Inc. (Japan) (2)(a) 145,900 3,807,345
INVESTMENTS SHARES VALUE ($)
Insurance - 4.7% (continued)
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (Germany) (2)(a) 3,503 2,212,289
NN Group NV (Netherlands) (2)(a)
103,025 8,045,832
Primerica, Inc. (a)
1,290 323,119
Principal Financial Group, Inc. (a)(b)
38,269 3,448,420
QBE Insurance Group Ltd.
(Australia) (2)(a) 44,740 660,217
Reinsurance Group of America, Inc.
(a) 31,204 6,370,609
RenaissanceRe Holdings Ltd. (a)
10,541 3,133,101
SCOR SE (France) (2)(a)
50,107 1,790,842
Selective Insurance Group, Inc. (a)
63,974 4,823,000
Storebrand ASA (Norway) (2)(a)
33,948 612,754
T&D Holdings, Inc. (Japan) (2)(a)
42,300 1,083,495
Talanx AG (Germany) (2)(a)
8,765 1,087,624
Travelers Cos., Inc. (The) (a)
40,004 11,668,367
Unipol Assicurazioni SpA (Italy) (2)
(a) 188,984 4,390,131
Unum Group (a)
47,797 3,490,615
Zurich Insurance Group AG
(Switzerland) (2)(a) 12,432 8,787,168
140,970,731
Total Financials 480,326,601
Health Care - 8 .8%
Biotechnology - 1 .7%
Biogen, Inc. *(a)
18,025 3,304,523
BioMarin Pharmaceutical, Inc. *(a)
133,309 7,530,626
Exelixis, Inc. *(a)
118,726 5,092,158
Genmab A/S (Denmark) (2)*(a)
7,167 1,930,227
Halozyme Therapeutics, Inc. *(a)(b)
50,868 3,287,599
Incyte Corp. *(a)
42,574 4,007,065
Neurocrine Biosciences, Inc. *(a)
41,887 5,518,193
Regeneron Pharmaceuticals, Inc. (a)
7,995 6,177,257
Roivant Sciences Ltd. *(a)
51,985 1,439,985
Sarepta Therapeutics, Inc. *(a)(b)
122,615 2,668,102
Ultragenyx Pharmaceutical, Inc. *(a)
(b) 244,513 5,122,547
United Therapeutics Corp. *(a)
8,606 5,103,186
51,181,468
Health Care Equipment & Supplies - 1 .0%
Align Technology, Inc. *(a)
3,891 667,034
Asahi Intecc Co. Ltd. (Japan) (2)(a)
158,300 3,380,345
Convatec Group plc (United
Kingdom) (2)(a)(c) 142,297 410,447
Cooper Cos., Inc. (The) *(a)
4,140 296,010
DENTSPLY SIRONA, Inc. (a)
357,120 4,142,592
Dexcom, Inc. *(a)(b)
11,670 732,876
Edwards Lifesciences Corp. *(a)(b)
29,146 2,334,012
Envista Holdings Corp. *(a)
83,989 2,130,801
Globus Medical, Inc., Class A *(a)(b)
6,771 583,389
Haemonetics Corp. *(a)
30,217 1,703,030
Lantheus Holdings, Inc. *(a)(b)
50,223 3,809,415
LivaNova plc *(a)
63,158 4,014,322

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 1.0% (continued)
Solventum Corp. *(a)(b)
33,856 2,210,797
STERIS plc (a)(b)
5,071 1,121,350
Stryker Corp. (a)
9,139 3,002,984
30,539,404
Health Care Providers & Services - 1 .1%
Centene Corp. *(a)
109,939 3,599,403
Chemed Corp. (a)
8,771 3,313,157
Cigna Group (The) (a)(b)
18,817 5,019,435
DaVita, Inc. *(a)(b)
22,432 3,447,574
Encompass Health Corp. (a)
18,825 1,820,942
Fresenius Medical Care AG
(Germany) (2)(a) 68,132 3,087,575
HCA Healthcare, Inc. (a)
5,749 2,720,657
Molina Healthcare, Inc. *(a)(b)
53,741 7,163,675
Tenet Healthcare Corp. *(a)
11,365 2,144,689
Universal Health Services, Inc.,
Class B (a) 10,042 1,797,217
34,114,324
Health Care Technology - 0 .5%
Pro Medicus Ltd. (Australia) (2)(a)
53,296 4,392,492
Veeva Systems, Inc., Class A *(a)
60,250 10,583,515
14,976,007
Life Sciences Tools & Services - 1 .3%
Agilent Technologies, Inc. (a)
25,608 2,918,800
Avantor, Inc. *(a)(b)
154,492 1,211,217
Bio-Rad Laboratories, Inc., Class A
*(a)(b) 6,585 1,835,569
Danaher Corp. (a)
50,983 9,666,377
Illumina, Inc. *(a)
51,589 6,358,860
IQVIA Holdings, Inc. *(a)(b)
15,955 2,720,966
Medpace Holdings, Inc. *(a)(b)
11,860 5,695,053
Mettler-Toledo International, Inc. *(a)
2,886 3,639,823
Sotera Health Co. *(a)
21,016 301,370
West Pharmaceutical Services, Inc.
(a) 15,628 3,917,002
38,265,037
Pharmaceuticals - 3 .2%
Astellas Pharma, Inc. (Japan) (2)(a)
698,200 11,381,928
Bayer AG (Registered) (Germany)
(2)(a) 109,619 5,072,973
Bristol-Myers Squibb Co. (a)
299,030 18,136,170
Eli Lilly & Co. (a)
611 561,979
GSK plc (2)(a)
114,322 3,149,054
Ipsen SA (France) (2)(a)
5,728 1,070,470
Jazz Pharmaceuticals plc *(a)
27,349 5,170,328
Merck & Co., Inc. (a)
67,664 8,139,303
Novartis AG (Registered) (2)(a)
110,478 16,957,758
Ono Pharmaceutical Co. Ltd.
(Japan) (2)(a) 112,000 1,797,601
Organon & Co. (a)(b)
66,893 400,689
Otsuka Holdings Co. Ltd. (Japan)
(2)(a) 59,400 4,215,670
Pfizer, Inc. (a)
208,964 5,867,709
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - 3.2% (continued)
Royalty Pharma plc, Class A (a)
112,481 5,395,714
Sanofi SA (2)(a)
40,124 3,874,768
Shionogi & Co. Ltd. (Japan) (2)(a)
62,200 1,375,923
UCB SA (Belgium) (2)(a)
7,650 2,304,920
Viatris, Inc. (a)
67,243 908,453
95,781,410
Total Health Care 264,857,650
Industrials - 20 .3%
Aerospace & Defense - 3 .2%
Airbus SE (France) (2)(a)
11,901 2,250,157
ATI, Inc. *(a)
26,102 3,796,797
BWX Technologies, Inc. (a)(b)
16,526 3,379,402
Carpenter Technology Corp. (a)
10,376 4,089,700
Curtiss-Wright Corp. (a)
5,091 3,467,582
Dassault Aviation SA (France) (2)(a)
7,053 2,625,146
General Dynamics Corp. (a)
24,284 8,334,754
Huntington Ingalls Industries, Inc. (a)
4,750 1,804,525
Kongsberg Gruppen ASA (Norway)
(a) 131,713 5,614,490
Leonardo DRS, Inc. (a)
24,523 1,091,764
Leonardo SpA (Italy) (2)(a)
98,890 6,726,445
Lockheed Martin Corp. (a)
20,997 12,690,377
Northrop Grumman Corp. (a)(b)
6,516 4,445,476
Rheinmetall AG (Germany) (2)(a)
4,614 7,782,832
RTX Corp. (a)
8,034 1,549,759
Saab AB, Class B (Sweden) (2)(a)
91,052 5,959,332
Safran SA (France) (2)(a)
13,504 4,418,905
Singapore Technologies Engineering
Ltd. (Singapore) (2) 294,400 2,498,642
Textron, Inc. (a)(b)
114,149 9,994,886
Thales SA (France) (2)(a)
6,440 1,888,499
Woodward, Inc. (a)
8,131 2,910,247
97,319,717
Air Freight & Logistics - 1 .0%
FedEx Corp. (a)
45,780 16,305,920
NIPPON EXPRESS HOLDINGS,
Inc. (Japan) (2)(a) 153,100 3,460,199
United Parcel Service, Inc., Class
B (a)(b) 90,373 8,890,896
28,657,015
Building Products - 1 .0%
AGC, Inc. (Japan) (2)(a)
97,000 3,436,469
Allegion plc (a)
17,968 2,610,571
Armstrong World Industries, Inc. (a)
13,513 2,226,942
Carlisle Cos., Inc. (a)(b)
6,129 2,044,757
Johnson Controls International plc
(a) 38,384 5,026,385
Lennox International, Inc. (a)
4,366 2,026,392
Masco Corp. (a)
92,135 5,562,190
Owens Corning (a)
26,416 2,858,739
Sanwa Holdings Corp. (Japan) (2)
(a) 38,500 875,577
Simpson Manufacturing Co., Inc. (a)
11,306 1,940,336

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Building Products - 1.0% (continued)
UFP Industries, Inc. (a)(b)
4,667 429,924
29,038,282
Commercial Services & Supplies - 0 .6%
Brambles Ltd. (Australia) (2)(a)
162,642 2,552,548
Clean Harbors, Inc. *(a)
5,797 1,662,174
Dai Nippon Printing Co. Ltd. (Japan)
(2)(a) 169,600 3,090,111
ISS A/S (Denmark) (2)(a)
93,576 3,408,393
TOPPAN Holdings, Inc. (Japan) (2)
(a) 70,500 1,859,415
Veralto Corp. (a)
18,995 1,679,538
Waste Connections, Inc. (a)
24,920 4,048,005
18,300,184
Construction & Engineering - 2 .0%
ACS Actividades de Construccion y
Servicios SA (Spain) (2)(a) 25,271 3,081,934
AECOM (a)
6,468 548,616
Bouygues SA (France) (2)(a)
5,032 291,638
Comfort Systems USA, Inc. (a)
7,135 9,839,094
Eiffage SA (France) (2)(a)
22,156 3,398,013
EMCOR Group, Inc. (a)
7,843 5,790,565
Everus Construction Group, Inc. *(a)
12,481 1,473,507
Fluor Corp. *(a)
48,035 2,240,833
Kajima Corp. (Japan) (2)(a)
161,000 6,141,936
Kandenko Co. Ltd. (Japan) (2)(a)
59,400 2,255,989
Kinden Corp. (Japan) (2)(a)
112,300 5,052,207
MasTec, Inc. *(a)
12,381 3,983,463
Obayashi Corp. (Japan) (2)(a)
213,100 5,161,382
Shimizu Corp. (Japan) (2)(a)
340,500 6,108,951
Stantec, Inc. (Canada) (a)
4,251 367,497
Taisei Corp. (Japan) (2)(a)
34,400 3,563,900
Vinci SA (France) (2)(a)
8,615 1,293,105
60,592,630
Electrical Equipment - 1 .6%
ABB Ltd. (Registered) (Switzerland)
(2)(a) 107,942 8,776,544
Accelleron Industries AG
(Switzerland) (2)(a) 12,859 1,162,277
Acuity, Inc. (a)
17,233 4,829,031
EnerSys (a)
5,624 977,001
Furukawa Electric Co. Ltd. (Japan)
(2)(a) 13,300 2,553,336
Mitsubishi Electric Corp. (Japan) (2)
(a) 47,200 1,543,775
Nordex SE (Germany) (2)*(a)
18,531 1,004,241
nVent Electric plc (a)
24,033 2,842,623
Siemens Energy AG (Germany) (2)
(a) 54,663 9,426,611
Signify NV (2)(a)(c)
77,801 1,657,099
Vertiv Holdings Co., Class A (a)
38,857 9,736,787
Vestas Wind Systems A/S
(Denmark) (2)(a) 140,168 4,229,001
48,738,326
INVESTMENTS SHARES VALUE ($)
Ground Transportation - 1 .5%
Aurizon Holdings Ltd. (Australia) (2)
(a) 107,967 298,045
Central Japan Railway Co. (Japan)
(2)(a) 98,700 2,566,318
CSX Corp. (a)(b)
64,275 2,638,489
JB Hunt Transport Services, Inc. (a)
37,758 8,000,920
Knight-Swift Transportation
Holdings, Inc., Class A (a) 110,468 6,360,747
Landstar System, Inc. (a)
43,043 6,900,223
Ryder System, Inc. (a)
18,771 3,842,611
Saia, Inc. *(a)(b)
17,985 6,317,771
Schneider National, Inc., Class B (a)
48,986 1,291,271
TFI International, Inc. (Canada) (a)
2,774 301,947
Union Pacific Corp. (a)(b)
21,133 5,127,289
West Japan Railway Co. (Japan) (a)
31,900 628,734
44,274,365
Industrial Conglomerates - 0 .5%
3M Co. (a)
30,288 4,398,726
CK Hutchison Holdings Ltd. (United
Kingdom) (2)(a) 148,000 1,136,052
Hikari Tsushin, Inc. (Japan) (2)(a)
2,900 737,792
Honeywell International, Inc. (a)
41,793 9,446,472
15,719,042
Machinery - 3 .4%
Alfa Laval AB (Sweden) (2)(a)
45,443 2,485,731
Allison Transmission Holdings, Inc.
(a) 22,706 2,657,964
Caterpillar, Inc. (a)(b)
15,014 10,636,818
CNH Industrial NV (a)
323,186 3,555,046
Cummins, Inc. (a)
15,165 8,159,073
Daimler Truck Holding AG
(Germany) (2)(a) 61,999 3,053,191
Donaldson Co., Inc. (a)
17,812 1,511,704
Dover Corp. (a)(b)
19,609 4,087,496
FANUC Corp. (Japan) (2)(a)
8,100 282,341
Fincantieri SpA (Italy) (2)*(a)
152,077 2,346,616
Flowserve Corp. (a)(b)
23,482 1,726,162
Gates Industrial Corp. plc *(a)
56,027 1,266,771
GEA Group AG (Germany) (2)(a)
5,129 367,840
Hitachi Construction Machinery Co.
Ltd. (Japan) (2)(a) 12,500 429,215
Illinois Tool Works, Inc. (a)
2,917 759,266
IMI plc (United Kingdom) (2)(a)
52,647 1,790,999
ITT, Inc. (a)
13,748 2,619,406
Kawasaki Heavy Industries Ltd.
(Japan) (2)(a) 209,500 3,940,097
Knorr-Bremse AG (Germany) (2)(a)
3,255 371,890
Komatsu Ltd. (Japan) (2)(a)
29,900 1,190,635
Konecranes OYJ (Finland) (2)(a)
38,703 1,270,260
Kubota Corp. (Japan) (2)(a)
21,600 346,144
Lincoln Electric Holdings, Inc. (a)
9,188 2,288,547
Metso OYJ (Finland) (2)(a)
16,800 291,149
Mueller Industries, Inc. (a)(b)
82,071 9,093,467
NGK Corp. (Japan) (2)(a)
56,300 1,451,000
Oshkosh Corp. (a)(b)
16,468 2,424,254

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Machinery - 3.4% (continued)
Pentair plc (a)
14,898 1,297,765
Sandvik AB (Sweden) (2)(a)
61,829 2,376,821
Snap-on, Inc. (a)
8,559 3,108,800
Toro Co. (The) (a)
31,924 2,982,979
Toyota Industries Corp. (Japan) (2)
7,152 924,896
Wartsila OYJ Abp (Finland) (2)(a)
272,230 10,140,022
Watts Water Technologies, Inc.,
Class A (a) 3,190 926,025
Westinghouse Air Brake
Technologies Corp. (a)(b) 19,943 4,983,955
Yangzijiang Shipbuilding Holdings
Ltd. (China) (2) 1,457,700 4,329,939
101,474,284
Marine Transportation - 0 .9%
AP Moller - Maersk A/S, Class B (2)
(a) 1,922 4,800,929
Kawasaki Kisen Kaisha Ltd. (Japan)
(2)(a) 135,400 2,286,990
Mitsui OSK Lines Ltd. (Japan) (2)(a)
259,200 10,772,560
Nippon Yusen KK (Japan) (2)(a)
197,400 7,251,445
SITC International Holdings Co. Ltd.
(China) (2)(a) 94,000 411,581
25,523,505
Passenger Airlines - 1 .1%
Air France-KLM (France) (2)*(a)
98,218 995,473
American Airlines Group, Inc. *(a)(b)
222,566 2,390,359
ANA Holdings, Inc. (Japan) (2)(a)
210,200 3,764,526
Delta Air Lines, Inc. (a)
103,077 6,852,559
Deutsche Lufthansa AG
(Registered) (Germany) (2)(a) 462,647 3,939,802
easyJet plc (United Kingdom) (2)(a)
429,769 1,999,637
International Consolidated Airlines
Group SA (United Kingdom) (2)(a) 1,524,404 7,235,298
Japan Airlines Co. Ltd. (Japan) (2)
(a) 154,800 2,527,328
Qantas Airways Ltd. (Australia) (2)
(a) 228,967 1,345,010
United Airlines Holdings, Inc. *(a)
28,403 2,615,064
33,665,056
Professional Services - 1 .9%
Booz Allen Hamilton Holding Corp.,
Class A (a) 54,433 4,247,407
CACI International, Inc., Class A *(a)
7,655 4,163,325
Computershare Ltd. (Australia) (2)
(a) 48,020 947,073
Concentrix Corp. (a)
213,598 5,844,041
ExlService Holdings, Inc. *(a)
74,840 2,278,878
Genpact Ltd. (a)
184,168 6,860,258
Jacobs Solutions, Inc. (a)
39,723 5,055,944
Leidos Holdings, Inc. (a)
15,748 2,449,129
ManpowerGroup, Inc. (a)
143,981 4,241,680
Paylocity Holding Corp. *(a)
8,579 926,875
Science Applications International
Corp. (a) 92,302 8,761,306
INVESTMENTS SHARES VALUE ($)
Professional Services - 1.9% (continued)
SS&C Technologies Holdings, Inc.
(a) 149,502 10,101,850
TransUnion (a)(b)
36,670 2,537,197
58,414,963
Trading Companies & Distributors - 1 .4%
Air Lease Corp., Class A (a)
6,836 443,930
Applied Industrial Technologies, Inc.
(a) 22,215 5,894,084
Ferguson Enterprises, Inc. (a)
5,493 1,281,297
Finning International, Inc. (Canada)
(a) 29,772 1,842,264
Marubeni Corp. (Japan) (2)(a)
85,100 3,113,123
Mitsui & Co. Ltd. (Japan) (2)(a)
142,100 5,492,545
Rexel SA (France) (2)(a)
8,149 322,913
SGH Ltd. (Australia) (2)(a)
17,910 509,557
SiteOne Landscape Supply, Inc. *(a)
2,151 286,320
Sojitz Corp. (Japan) (2)(a)
198,600 7,863,944
Sumitomo Corp. (Japan) (2)(a)
95,500 3,573,521
Toromont Industries Ltd. (Canada)
(a) 8,144 1,140,195
Toyota Tsusho Corp. (Japan) (2)(a)
65,600 2,542,444
WESCO International, Inc. (a)(b)
20,846 5,703,883
WW Grainger, Inc. (a)(b)
1,289 1,406,054
41,416,074
Transportation Infrastructure - 0 .2%
Aena SME SA (Spain) (a)(c)
58,230 1,717,627
Flughafen Zurich AG (Registered)
(Switzerland) (2)(a) 10,827 3,390,324
Fraport AG Frankfurt Airport
Services Worldwide (Germany)
(2)*(a) 4,664 406,309
5,514,260
Total Industrials 608,647,703
Information Technology - 10 .2%
Communications Equipment - 0 .3%
Telefonaktiebolaget LM Ericsson,
Class B (Sweden) (2)(a) 716,587 8,169,261
Electronic Equipment, Instruments & Components - 1 .6%
Advanced Energy Industries, Inc.
(a)(b) 838 270,431
Amphenol Corp., Class A (a)
14,605 1,845,342
Arrow Electronics, Inc. *(a)(b)
44,918 6,441,690
Avnet, Inc. (a)
75,784 4,669,810
Azbil Corp. (Japan) (2)(a)
39,500 345,134
Celestica, Inc. (Canada) *(a)
26,627 7,511,299
Fabrinet (Thailand) *(a)(b)
1,058 551,768
Flex Ltd. *(a)
9,039 591,693
Hirose Electric Co. Ltd. (Japan) (2)
(a) 2,800 366,559
Ingram Micro Holding Corp. (a)
56,190 1,309,789
Kyocera Corp. (Japan) (2)(a)
260,000 3,986,722
Murata Manufacturing Co. Ltd.
(Japan) (2)(a) 211,500 4,745,474
TD SYNNEX Corp. (a)
18,752 3,163,650

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - 1.6%
(continued)
TDK Corp. (Japan) (2)(a)
154,500 2,006,998
TE Connectivity plc (Switzerland) (a)
16,467 3,441,932
TTM Technologies, Inc. *(a)(b)
9,689 943,902
Yokogawa Electric Corp. (Japan)
(2)(a) 153,600 4,746,818
46,939,011
IT Services - 1 .7%
Accenture plc, Class A (a)
46,371 9,194,906
Akamai Technologies, Inc. *(a)(b)
49,730 5,711,491
Amdocs Ltd. (a)
122,924 8,022,020
DXC Technology Co. *(a)(b)
387,251 4,867,745
Fujitsu Ltd. (Japan) (2)(a)
78,800 1,611,512
International Business Machines
Corp. (a)(b) 42,066 10,196,378
Kyndryl Holdings, Inc. *(a)
365,544 4,795,937
VeriSign, Inc. (a)
25,206 6,260,162
50,660,151
Semiconductors & Semiconductor Equipment - 2 .7%
Advantest Corp. (Japan) (2)(a)
41,000 5,658,274
Amkor Technology, Inc. (a)
150,370 6,771,161
ASM International NV (Netherlands)
(2)(a) 3,439 2,606,600
ASML Holding NV (Netherlands) (2)
(a) 6,436 8,558,314
BE Semiconductor Industries NV
(Netherlands) (2)(a) 12,088 2,589,175
Broadcom, Inc. (a)
6,044 1,870,678
Cirrus Logic, Inc. *(a)
2,262 327,130
Disco Corp. (Japan) (2)(a)
2,300 937,442
First Solar, Inc. *(a)
14,192 2,799,514
GLOBALFOUNDRIES, Inc. *(a)
120,855 5,375,630
Intel Corp. *(a)(b)
150,330 6,634,063
Lam Research Corp. (a)
41,256 8,814,757
Micron Technology, Inc. (a)
40,328 13,624,412
MKS, Inc. (a)
10,159 2,334,640
Onto Innovation, Inc. *(a)
27,048 5,546,733
Rambus, Inc. *(a)
46,456 3,996,610
Teradyne, Inc. (a)
12,153 3,602,878
82,048,011
Software - 3 .0%
Adobe, Inc. *(a)
74,565 18,125,260
AppLovin Corp., Class A *(a)(b)
1,483 590,234
Atlassian Corp., Class A *(a)
73,058 4,986,209
Aurora Innovation, Inc. *(a)(b)
272,002 1,120,648
Autodesk, Inc. *(a)
19,820 4,744,908
Datadog, Inc., Class A *(a)
4,961 585,646
Docusign, Inc., Class A *(a)
176,244 8,355,728
Fair Isaac Corp. *(a)(b)
2,630 2,807,630
Fortinet, Inc. *(a)
114,852 9,385,706
Gen Digital, Inc. (a)(b)
62,387 1,174,747
nCino, Inc. *(a)
152,743 2,288,090
Nutanix, Inc., Class A *(a)
142,538 5,417,869
Oracle Corp. (a)
23,282 3,425,015
INVESTMENTS SHARES VALUE ($)
Software - 3.0% (continued)
Palantir Technologies, Inc., Class A
*(a)(b) 23,789 3,479,855
Pegasystems, Inc. (a)
34,590 1,472,150
RingCentral, Inc., Class A (a)(b)
118,931 4,423,044
SentinelOne, Inc., Class A *(a)(b)
49,177 633,400
Technology One Ltd. (Australia) (2)
(a) 102,115 1,938,382
Temenos AG (Registered)
(Switzerland) (2)(a) 20,218 1,772,034
Teradata Corp. *(a)(b)
15,000 384,450
Trimble, Inc. *(a)(b)
94,328 6,153,016
Unity Software, Inc. *(a)(b)
26,614 583,911
Zoom Communications, Inc., Class
A *(a) 73,683 5,923,376
89,771,308
Technology Hardware, Storage & Peripherals - 0 .9%
Brother Industries Ltd. (Japan) (2)(a)
53,600 992,299
Canon, Inc. (Japan) (2)(a)
38,900 1,079,372
Dell Technologies, Inc., Class C (a)
3,735 613,025
Hewlett Packard Enterprise Co. (a)
(b) 290,403 6,914,495
Logitech International SA
(Registered) (Switzerland) (2)(a) 5,429 504,162
Sandisk Corp. *(a)
9,305 5,911,839
Seagate Technology Holdings plc (a)
15,720 6,158,467
Seiko Epson Corp. (Japan) (2)(a)
190,400 2,353,955
Western Digital Corp. (a)(b)
14,759 3,992,162
28,519,776
Total Information Technology 306,107,518
Materials - 8 .0%
Chemicals - 2 .6%
Albemarle Corp. (a)
22,059 3,960,252
Ashland, Inc. (a)(b)
8,572 476,689
Cabot Corp. (a)(b)
3,639 274,053
CF Industries Holdings, Inc. (a)(b)
69,505 9,024,529
Corteva, Inc. (a)
41,118 3,441,988
Dow, Inc. (a)(b)
289,180 12,044,347
DSM-Firmenich AG (Switzerland)
(2)(a) 41,176 2,945,075
DuPont de Nemours, Inc. (a)(b)
19,133 876,291
Evonik Industries AG (Germany) (2)
(a) 187,802 3,685,177
Huntsman Corp. (a)
502,322 6,685,906
LANXESS AG (Germany) (2)(a)
62,325 1,377,946
Linde plc
3,814 1,890,829
LyondellBasell Industries NV, Class
A (a)(b) 75,432 6,076,802
Mitsubishi Chemical Group Corp.
(Japan) (2)(a) 276,700 1,617,624
Mitsui Chemicals, Inc. (Japan) (2)(a)
100,400 1,212,829
Mosaic Co. (The) (a)
309,783 7,899,467
NewMarket Corp. (a)(b)
896 574,291
Nissan Chemical Corp. (Japan) (2)
(a) 35,400 1,376,574
Olin Corp. (a)(b)
169,948 5,052,554

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Chemicals - 2.6% (continued)
Scotts Miracle-Gro Co. (The) (a)(b)
41,357 2,514,919
Toray Industries, Inc. (Japan) (2)(a)
205,100 1,460,850
Yara International ASA (Brazil) (2)(a)
36,910 2,157,553
76,626,545
Construction Materials - 0 .5%
Buzzi SpA (2)(a)
26,821 1,355,990
Eagle Materials, Inc. (a)(b)
25,324 4,797,632
Heidelberg Materials AG (Germany)
(2)(a) 25,413 5,363,070
Holcim AG (2)(a)
43,109 3,563,474
15,080,166
Containers & Packaging - 0 .9%
AptarGroup, Inc. (a)
17,714 2,232,318
Ball Corp. (a)
105,934 6,261,759
Crown Holdings, Inc. (a)
85,460 8,567,365
Packaging Corp. of America (a)(b)
12,597 2,673,336
Smurfit Westrock plc (a)(b)
146,272 5,828,939
Sonoco Products Co. (a)(b)
17,981 972,592
26,536,309
Metals & Mining - 3 .9%
Acerinox SA (2)(a)
174,669 2,442,064
Agnico Eagle Mines Ltd. (Canada)
(a) 4,333 879,526
Alamos Gold, Inc., Class A (Canada)
(a) 79,456 3,534,995
Alcoa Corp. (a)
144,753 9,601,466
Anglo American plc (South Africa)
(2)(a) 67,268 2,888,192
ArcelorMittal SA (Luxembourg) (2)
(a) 66,657 3,456,932
Aurubis AG (Germany) (2)(a)
8,783 1,562,116
Barrick Mining Corp. (Canada) (a)
86,769 3,545,984
BHP Group Ltd. (Australia) (2)(a)
240,254 8,692,996
Boliden AB (Sweden) (2)*(a)
119,633 6,271,384
Endeavour Mining plc (Ivory Coast)
(2)(a) 53,803 3,241,619
Evolution Mining Ltd. (Australia) (2)
(a) 669,971 6,032,895
First Majestic Silver Corp. (Canada)
(a) 41,899 898,158
Freeport-McMoRan, Inc. (a)
105,685 6,212,164
Fresnillo plc (Mexico) (2)(a)
16,507 731,690
Glencore plc (Australia) (2)(a)
1,070,206 8,105,605
Hecla Mining Co. (a)
114,222 2,127,956
IAMGOLD Corp. (Burkina Faso) *(a)
103,391 1,944,295
IGO Ltd. (Australia) (2)*(a)
115,978 647,487
JFE Holdings, Inc. (Japan) (2)(a)
213,800 2,503,014
Kinross Gold Corp. (Canada) (a)
176,649 5,400,677
Kobe Steel Ltd. (Japan) (2)(a)
134,100 1,627,457
Liontown Ltd. (Australia) (2)*(a)
529,150 645,863
Lundin Gold, Inc. (Canada) (a)
21,396 1,635,115
Mitsui Kinzoku Co. Ltd. (Japan) (2)
(a) 14,200 2,693,525
Newmont Corp. (a)
57,734 6,249,706
INVESTMENTS SHARES VALUE ($)
Metals & Mining - 3.9% (continued)
Nippon Steel Corp. (Japan) (2)(a)
203,000 748,572
Norsk Hydro ASA (Norway) (2)(a)
414,462 4,417,500
Northern Star Resources Ltd.
(Australia) (2)(a) 111,357 1,618,774
OceanaGold Corp. (Australia) (a)
61,339 1,933,958
Pan American Silver Corp. (Canada)
(a) 70,127 3,836,291
South32 Ltd. (Australia) (2)(a)
1,649,323 4,994,160
SSAB AB, Class B (Sweden) (2)(a)
221,588 1,746,800
Sumitomo Metal Mining Co. Ltd.
(Japan) (2)(a) 38,200 2,223,362
Wheaton Precious Metals Corp.
(Brazil) (a) 22,687 2,977,964
118,070,262
Paper & Forest Products - 0 .1%
Louisiana-Pacific Corp. (a)(b)
8,670 630,743
Oji Holdings Corp. (Japan) (2)(a)
431,700 2,335,518
2,966,261
Total Materials 239,279,543
Real Estate - 1 .9%
Diversified REITs - 0 .0% †
WP Carey, Inc., REIT (a) 10,535 715,959
Health Care REITs - 0 .4%
Alexandria Real Estate Equities,
Inc., REIT (a) 193,563 8,985,195
Medical Properties Trust, Inc., REIT
(a)(b) 233,084 1,079,179
Omega Healthcare Investors, Inc.,
REIT (a) 34,976 1,532,648
Sabra Health Care REIT, Inc., REIT
(a)(b) 45,118 867,619
12,464,641
Hotel & Resort REITs - 0 .2%
Host Hotels & Resorts, Inc., REIT
(a) 120,626 2,311,194
Park Hotels & Resorts, Inc., REIT
(a) 256,149 2,697,249
5,008,443
Industrial REITs - 0 .3%
First Industrial Realty Trust, Inc.,
REIT (a) 22,869 1,322,972
Lineage, Inc., REIT (a)
182,721 5,985,940
7,308,912
Office REITs - 0 .4%
COPT Defense Properties, REIT (a)
56,333 1,723,790
Cousins Properties, Inc., REIT (a)
109,474 2,470,828
Vornado Realty Trust, REIT (a)(b)
334,543 8,694,772
12,889,390

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Real Estate Management & Development - 0 .1%
Jones Lang LaSalle, Inc. *(a)
6,581 2,002,730
Sun Hung Kai Properties Ltd. (Hong
Kong) (2)(a) 90,000 1,498,575
3,501,305
Residential REITs - 0 .0% †
Sun Communities, Inc., REIT (a) 2,303 290,086
Retail REITs - 0 .0% †
Kite Realty Group Trust, REIT (a)
25,062 615,272
NNN REIT, Inc., REIT (a)
11,263 473,384
1,088,656
Specialized REITs - 0 .5%
American Tower Corp., REIT (a)
1,685 290,797
CubeSmart, REIT (a)
24,512 898,365
EPR Properties, REIT (a)
40,088 2,002,796
Gaming and Leisure Properties, Inc.,
REIT (a) 28,464 1,262,948
Iron Mountain, Inc., REIT (a)
40,049 4,090,605
Lamar Advertising Co., Class A,
REIT (a)(b) 24,653 3,122,549
Millrose Properties, Inc., Class A,
REIT (a) 58,361 1,634,108
13,302,168
Total Real Estate 56,569,560
Utilities - 4 .7%
Electric Utilities - 2 .8%
Chubu Electric Power Co., Inc.
(Japan) (2)(a) 498,700 8,222,024
Constellation Energy Corp. (a)(b)
11,655 3,254,659
Edison International (a)
172,974 12,658,237
EDP SA (Portugal) (2)
505,072 2,672,689
Endesa SA (Spain) (a)
10,375 432,669
Enel SpA (Italy) (2)(a)
904,150 9,884,918
Evergy, Inc. (a)(b)
74,593 6,110,659
Eversource Energy (a)
38,235 2,648,921
Fortum OYJ (Finland) (2)(a)
135,436 3,463,469
Kansai Electric Power Co., Inc.
(The) (Japan) (2)(a) 377,000 6,268,031
Kyushu Electric Power Co., Inc.
(Japan) (2)(a) 428,900 4,971,624
OGE Energy Corp. (a)
33,490 1,606,180
PG&E Corp. (a)
531,889 9,345,290
Portland General Electric Co. (a)
152,141 8,028,481
Tokyo Electric Power Co. Holdings,
Inc. (Japan) (2)*(a) 712,600 2,936,336
82,504,187
Gas Utilities - 0 .8%
Atmos Energy Corp. (a)(b)
21,089 3,895,560
Enagas SA (Spain) (a)
34,996 693,315
Italgas SpA (Italy) (2)(a)
236,512 2,755,125
National Fuel Gas Co. (a)
16,708 1,569,884
New Jersey Resources Corp. (a)(b)
36,608 2,010,512
ONE Gas, Inc. (a)(b)
18,120 1,560,676
INVESTMENTS SHARES VALUE ($)
Gas Utilities - 0.8% (continued)
Osaka Gas Co. Ltd. (Japan) (2)(a)
29,000 1,174,631
Southwest Gas Holdings, Inc. (a)(b)
14,808 1,286,815
Spire, Inc. (a)(b)
15,104 1,367,516
Tokyo Gas Co. Ltd. (Japan) (2)(a)
158,000 7,441,178
23,755,212
Independent Power and Renewable Electricity Producers - 0 .2%
Capital Power Corp. (Canada) (a)
7,662 362,914
Orsted A/S (Denmark) (2)*(a)(c)
67,701 1,678,919
RWE AG (Germany) (2)(a)
75,156 5,056,409
7,098,242
Multi-Utilities - 0 .8%
A2A SpA (Italy) (2)(a)
1,035,523 2,932,208
AGL Energy Ltd. (Australia) (2)(a)
218,386 1,495,039
Ameren Corp. (a)
44,046 4,841,536
Centrica plc (United Kingdom) (2)(a)
1,615,279 4,573,562
DTE Energy Co. (a)(b)
25,802 3,772,769
E.ON SE (Germany) (2)(a)
130,560 2,859,456
NiSource, Inc. (a)
59,508 2,776,643
Public Service Enterprise Group,
Inc. (a)(b) 11,912 964,276
24,215,489
Water Utilities - 0 .1%
American Water Works Co., Inc. (a)
(b) 21,927 2,984,045
Total Utilities 140,557,175
TOTAL COMMON STOCKS
(Cost $2,387,775,815) 2,797,612,450
PREFERRED STOCKS - 0.1%
Consumer Discretionary - 0 .0% †
Automobiles - 0 .0% †
Volkswagen AG (Preference)
(Germany) (2)(a) 10,243 1,047,782
Consumer Staples - 0 .1%
Household Products - 0 .1%
Henkel AG & Co. KGaA (Preference)
(Germany) (2)(a) 27,117 2,094,766
TOTAL PREFERRED STOCKS
(Cost $3,320,331) 3,142,548
NO. OF
RIGHTS
RIGHTS - 0.0% †
Communication Services - 0 .0% †
Diversified Telecommunication Services - 0 .0% †
Telecom Italia SpA, expiring
4/1/2026 (Italy) (2)* (Cost $–) 2,898,478 30

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 79.0%
INVESTMENT COMPANIES - 24 .3%
BlackRock Liquidity Funds Treasury
Trust Fund Portfolio, 3.56% (d)(e) 36,542,111 36,542,111
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.52% (d)(e) 51,214 51,214
Limited Purpose Cash Investment
Fund, 3.65% (d)(f) 690,789,227 690,789,227
TOTAL INVESTMENT COMPANIES
(Cost $727,373,290) 727,382,552
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 54 .7%
U.S. Treasury Bills
3.79%, 4/2/2026 (2)(g) $ 32,953,000 32,949,678
3.76%, 4/9/2026 (2)(g) 473,000 472,621
3.75%, 4/16/2026 (2)(g) 5,814,000 5,805,216
3.73%, 4/23/2026 (2)(g) 39,753,000 39,664,823
3.71%, 4/30/2026 (2)(g) 41,508,000 41,386,635
3.78%, 5/7/2026 (2)(g)(h) 13,203,000 13,154,908
3.76%, 5/14/2026 (2)(g)(h) 27,674,000 27,553,664
3.78%, 5/21/2026 (2)(g) 125,626,000 124,992,985
3.70%, 6/4/2026 (2)(g) 170,000,000 168,907,833
3.65%, 6/11/2026 (2)(g) 1,542,000 1,531,060
3.56%, 6/18/2026 (2)(g)(h) 150,000,000 148,830,975
3.55%, 6/25/2026 (2)(g) 9,994,000 9,909,346
3.56%, 7/2/2026 (2)(g) 11,040,000 10,938,340
3.55%, 7/16/2026 (2)(g) 129,591,000 128,221,583
3.58%, 7/23/2026 (2)(g)(h) 76,000,000 75,143,188
3.59%, 7/30/2026 (2)(g)(h) 30,000,000 29,639,128
3.59%, 8/6/2026 (2)(g)(h) 103,843,000 102,527,949
3.56%, 8/13/2026 (2)(g)(h) 61,927,000 61,095,895
3.56%, 8/20/2026 (2)(g) 10,000,000 9,858,962
3.59%, 8/27/2026 (2)(g) 10,674,000 10,516,244
3.60%, 9/3/2026 (2)(g)(h) 51,753,000 50,952,470
3.60%, 9/10/2026 (2)(g) 73,573,000 72,385,057
3.64%, 9/17/2026 (2)(g)(h) 135,000,000 132,722,746
3.70%, 9/24/2026 (2)(g)(h) 245,493,000 241,203,049
3.67%, 10/1/2026 (2)(g) 101,007,000 99,163,706
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,639,641,188) 1,639,528,061
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,367,014,478) 2,366,910,613
NO. OF
CONTRACTS
PURCHASED OPTIONS - 0.3%
Put Option s - 0 .3%
Over-the-Counter
Equity Index Options - 0 .3%
S&P 500 Index
JPMC
Exercise Price: USD 6,500
Notional Amount:
USD 259,835,096
Expiration Date: 6/18/2026 (2) 398 8,859,258
INVESTMENTS
NOTIONAL
AMOUNT VALUE ($)
Interest Rate Swaptions - 0 .0% †
2-Year Interest Rate Swap,
Pays SOFR Quarterly,
Receives 3.23% Quarterly
JPMC
Exercise Rate: 3.23%
Expiration Date: 6/17/2026 (2) $ 482,298,724 897,620
TOTAL PURCHASED OPTIONS
(Cost $9,189,633) 9,756,878
TOTAL LONG POSITIONS
(Cost $4,767,300,257) 5,177,422,519
SHARES
SHORT POSITIONS - (96.9)%
COMMON STOCKS - (96.6)%
Communication Services - ( 4 .0 ) %
Diversified Telecommunication Services - ( 0 .5 ) %
AST SpaceMobile, Inc.
(25,756) (2,134,400)
BCE, Inc. (Canada)
(120,670) (3,044,725)
BT Group plc (United Kingdom) (2)
(269,447) (755,143)
Cellnex Telecom SA (Spain) (2)(c)
(158,378) (5,092,603)
Infrastrutture Wireless Italiane SpA
(Italy) (2)(c) (251,776) (2,009,248)
Telefonica SA (Spain) (2)
(206,116) (901,867)
(13,937,986)
Entertainment - ( 1 .7 ) %
Capcom Co. Ltd. (Japan) (2)
(261,300) (5,521,773)
CTS Eventim AG & Co. KGaA
(Germany) (2) (51,870) (3,038,063)
Embracer Group AB (Sweden) (2)
(73,644) (379,624)
Konami Group Corp. (Japan) (2)
(59,300) (7,307,430)
Liberty Media Corp-Liberty Formula
One, Class A (24,503) (1,913,194)
Live Nation Entertainment, Inc.
(21,452) (3,271,645)
Netflix, Inc.
(44,280) (4,257,522)
Nexon Co. Ltd. (Japan) (2)
(86,000) (1,619,956)
Nintendo Co. Ltd. (Japan) (2)
(180,400) (10,298,250)
ROBLOX Corp., Class A
(39,050) (2,208,668)
Toho Co. Ltd. (Japan)
(246,500) (2,589,178)
Universal Music Group NV
(Netherlands) (2) (409,771) (7,953,991)
Walt Disney Co. (The)
(12,693) (1,223,351)
(51,582,645)
Interactive Media & Services - ( 0 .8 ) %
Alphabet, Inc., Class A
(20,801) (5,981,536)
Autotrader Group plc (United
Kingdom) (2)(c) (53,338) (333,847)
CAR Group Ltd. (Australia) (2)
(192,118) (3,066,850)
LY Corp. (Japan) (2)
(643,300) (1,551,082)
Match Group, Inc.
(114,367) (3,512,211)
Pinterest, Inc., Class A
(186,586) (3,421,987)
REA Group Ltd. (Australia) (2)
(7,534) (825,413)
Reddit, Inc., Class A
(42,210) (5,683,576)
SEEK Ltd. (Australia) (2)
(29,316) (288,078)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Interactive Media & Services - (0.8)% (continued)
Vend Marketplaces ASA (Norway)
(20,590) (509,492)
(25,174,072)
Media - ( 0 .4 ) %
Dentsu Group, Inc. (Japan) (2)
(82,000) (1,409,352)
EchoStar Corp., Class A
(34,083) (3,990,097)
Fox Corp., Class A
(82,105) (4,794,932)
Informa plc (United Kingdom) (2)
(55,838) (560,821)
Publicis Groupe SA (France) (2)
(8,658) (716,619)
WPP plc (United Kingdom) (2)
(277,509) (867,901)
(12,339,722)
Wireless Telecommunication Services - ( 0 .6 ) %
KDDI Corp. (Japan) (2)
(146,100) (2,487,606)
Rogers Communications, Inc., Class
B (Canada) (251,412) (9,668,997)
SoftBank Corp. (Japan) (2)
(3,277,300) (4,385,432)
Tele2 AB, Class B (Sweden) (2)
(54,169) (1,121,162)
(17,663,197)
Total Communication Services (120,697,622)
Consumer Discretionary - ( 9 .7 ) %
Automobile Components - ( 0 .6 ) %
Aptiv plc
(84,979) (5,900,942)
Bridgestone Corp. (Japan) (2)
(24,600) (512,621)
Cie Generale des Etablissements
Michelin SCA (France) (2) (45,397) (1,555,251)
Gentex Corp.
(131,736) (2,878,432)
QuantumScape Corp.
(430,962) (2,749,538)
Schaeffler AG (Germany) (2)
(76,556) (639,450)
Visteon Corp.
(20,891) (1,903,379)
Yokohama Rubber Co. Ltd. (The)
(Japan) (2) (54,200) (2,079,563)
(18,219,176)
Automobiles - ( 1 .2 ) %
Ferrari NV (Italy) (2)
(23,692) (8,038,789)
Harley-Davidson, Inc.
(34,600) (699,612)
Isuzu Motors Ltd. (Japan) (2)
(40,400) (581,791)
Nissan Motor Co. Ltd. (Japan) (2)
(105,100) (227,791)
Stellantis NV (2)
(244,128) (1,764,455)
Suzuki Motor Corp. (Japan) (2)
(268,900) (3,277,548)
Tesla, Inc.
(31,802) (11,822,394)
Thor Industries, Inc.
(56,145) (4,485,424)
Toyota Motor Corp. (Japan) (2)
(58,100) (1,207,745)
Yamaha Motor Co. Ltd. (Japan) (2)
(690,000) (4,984,834)
(37,090,383)
Broadline Retail - ( 1 .2 ) %
B&M European Value Retail plc
(United Kingdom) (2) (141,438) (317,606)
Dillard's, Inc., Class A
(700) (400,477)
eBay, Inc.
(50,160) (4,565,563)
Etsy, Inc.
(19,296) (964,414)
Harvey Norman Holdings Ltd.
(Australia) (2) (84,289) (289,567)
INVESTMENTS SHARES VALUE ($)
Broadline Retail - (1.2)% (continued)
MercadoLibre, Inc. (Brazil)
(4,909) (8,487,759)
Ollie's Bargain Outlet Holdings, Inc.
(21,762) (2,002,975)
Prosus NV (China) (2)
(233,167) (10,794,599)
Rakuten Group, Inc. (Japan) (2)
(772,600) (3,611,557)
Sea Ltd., ADR (Singapore)
(14,952) (1,238,175)
Wesfarmers Ltd. (Australia) (2)
(66,818) (3,411,458)
(36,084,150)
Distributors - ( 0 .1 ) %
D'ieteren Group (Belgium) (2) (18,249) (3,378,857)
Diversified Consumer Services - ( 0 .0 ) % †
H&R Block, Inc. (10,741) (340,919)
Hotels, Restaurants & Leisure - ( 2 .8 ) %
Accor SA (France) (2)
(43,580) (2,090,236)
Amadeus IT Group SA (Spain) (2)
(70,521) (4,032,445)
Aristocrat Leisure Ltd. (Australia) (2)
(87,509) (2,781,497)
Cava Group, Inc.
(13,577) (1,098,379)
Choice Hotels International, Inc.
(2,877) (297,770)
Churchill Downs, Inc.
(11,805) (1,060,443)
Delivery Hero SE (South Korea) (2)
(c) (148,871) (2,766,195)
DoorDash, Inc., Class A
(55,600) (8,348,340)
Dutch Bros, Inc., Class A
(121,275) (6,143,791)
Entain plc (United Kingdom) (2)
(95,524) (717,615)
Evolution AB (Sweden) (2)(c)
(27,547) (1,731,286)
FDJ UNITED (France) (2)
(28,452) (837,312)
Flutter Entertainment plc
(18,345) (1,870,273)
Hilton Worldwide Holdings, Inc.
(16,030) (4,874,402)
Hyatt Hotels Corp., Class A
(39,018) (5,610,398)
Marriott International, Inc., Class A
(2,172) (710,396)
McDonald's Holdings Co. Japan Ltd.
(Japan) (2) (5,800) (303,141)
Oriental Land Co. Ltd. (Japan) (2)
(540,300) (9,195,796)
Planet Fitness, Inc., Class A
(101,186) (7,526,215)
Skylark Holdings Co. Ltd. (Japan)
(2) (42,000) (905,380)
Sodexo SA (France) (2)
(11,135) (571,583)
Whitbread plc (United Kingdom) (2)
(30,261) (930,383)
Wingstop, Inc.
(50,669) (7,852,175)
Wyndham Hotels & Resorts, Inc.
(15,771) (1,281,078)
Yum! Brands, Inc.
(57,884) (8,999,804)
Zensho Holdings Co. Ltd. (Japan)
(2) (19,000) (1,109,273)
(83,645,606)
Household Durables - ( 1 .0 ) %
Barratt Redrow plc (United
Kingdom) (2) (126,917) (441,428)
Bellway plc (United Kingdom) (2)
(14,261) (350,706)
Berkeley Group Holdings plc (United
Kingdom) (2) (10,016) (458,822)
KB Home
(10,003) (517,655)
Open House Group Co. Ltd. (Japan)
(2) (6,600) (423,006)
Persimmon plc (United Kingdom) (2)
(37,064) (529,104)
PulteGroup, Inc.
(12,902) (1,517,404)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Household Durables - (1.0)% (continued)
SEB SA (France) (2)
(4,937) (255,081)
Sekisui House Ltd. (Japan) (2)
(37,500) (840,265)
SharkNinja, Inc.
(46,313) (4,904,547)
Somnigroup International, Inc.
(81,897) (6,053,826)
Sony Group Corp. (Japan) (2)
(317,800) (6,623,822)
Sumitomo Forestry Co. Ltd. (Japan)
(2) (44,000) (400,341)
TopBuild Corp.
(17,028) (5,981,936)
(29,297,943)
Leisure Products - ( 0 .3 ) %
Shimano, Inc. (Japan) (2) (75,700) (7,903,297)
Specialty Retail - ( 2 .0 ) %
Auto1 Group SE (Germany) (2)(i)
(59,496) (1,059,270)
AutoZone, Inc.
(530) (1,790,223)
Carvana Co., Class A
(21,870) (6,875,491)
Chewy, Inc., Class A
(141,235) (3,813,345)
Dick's Sporting Goods, Inc.
(2,082) (412,840)
Fast Retailing Co. Ltd. (Japan) (2)
(5,300) (2,094,064)
Floor & Decor Holdings, Inc., Class
A (28,898) (1,468,018)
Home Depot, Inc. (The)
(21,886) (7,198,087)
JD Sports Fashion plc (United
Kingdom) (2) (793,839) (752,924)
Lithia Motors, Inc., Class A
(5,400) (1,348,488)
Murphy USA, Inc.
(1,018) (502,861)
Nitori Holdings Co. Ltd. (Japan) (2)
(152,500) (2,422,846)
O'Reilly Automotive, Inc.
(35,737) (3,298,883)
RH
(3,610) (504,750)
Sanrio Co. Ltd. (Japan) (2)
(559,000) (3,475,445)
Tractor Supply Co.
(88,700) (4,018,110)
Ulta Beauty, Inc.
(9,199) (4,808,409)
Valvoline, Inc.
(225,282) (7,587,498)
ZOZO, Inc. (Japan) (2)
(784,100) (5,490,987)
(58,922,539)
Textiles, Apparel & Luxury Goods - ( 0 .5 ) %
Asics Corp. (Japan) (2)
(27,000) (725,898)
Brunello Cucinelli SpA (Italy) (2)
(4,280) (374,047)
Crocs, Inc.
(16,443) (1,365,098)
Gildan Activewear, Inc. (Canada)
(9,195) (512,067)
Hermes International SCA (France)
(2) (1,429) (2,707,028)
Lululemon Athletica, Inc.
(13,544) (2,073,586)
Moncler SpA (Italy) (2)
(11,511) (693,061)
NIKE, Inc., Class B
(108,572) (5,734,773)
Puma SE (Germany) (2)
(50,796) (1,317,339)
Swatch Group AG (The)
(Switzerland) (2) (3,691) (814,831)
(16,317,728)
Total Consumer Discretionary (291,200,598)
INVESTMENTS SHARES VALUE ($)
Consumer Staples - ( 6 .2 ) %
Beverages - ( 1 .6 ) %
Brown-Forman Corp., Class B
(42,913) (1,134,620)
Celsius Holdings, Inc.
(82,088) (2,912,482)
Constellation Brands, Inc., Class A
(20,375) (3,056,250)
Diageo plc (United Kingdom) (2)
(480,341) (8,933,004)
Heineken NV (Netherlands) (2)
(18,836) (1,448,833)
Keurig Dr Pepper, Inc.
(404,865) (10,660,095)
Monster Beverage Corp.
(149,410) (10,826,249)
Pernod Ricard SA (France) (2)
(74,728) (5,556,914)
Remy Cointreau SA (France) (2)
(26,922) (1,164,181)
Suntory Beverage & Food Ltd.
(Japan) (2) (28,600) (807,667)
Treasury Wine Estates Ltd.
(Australia) (2) (826,855) (2,133,915)
(48,634,210)
Consumer Staples Distribution & Retail - ( 2 .0 ) %
Aeon Co. Ltd. (Japan) (2)
(412,700) (4,934,218)
Alimentation Couche-Tard, Inc.
(Canada) (51,805) (2,936,399)
Axfood AB (Sweden)
(23,024) (782,412)
BJ's Wholesale Club Holdings, Inc.
(61,910) (6,093,182)
Coles Group Ltd. (Australia) (2)
(222,168) (3,369,126)
Dollar Tree, Inc.
(4,865) (532,766)
Endeavour Group Ltd. (Australia) (2)
(665,766) (1,507,041)
Jeronimo Martins SGPS SA
(Portugal) (2) (108,428) (2,592,660)
Kobe Bussan Co. Ltd. (Japan) (2)
(143,200) (3,098,702)
Loblaw Cos. Ltd. (Canada)
(17,991) (820,207)
Maplebear, Inc.
(35,377) (1,325,223)
MatsukiyoCocokara & Co. (Japan)
(43,200) (687,585)
Performance Food Group Co.
(71,389) (6,115,182)
Sysco Corp.
(62,509) (4,458,767)
US Foods Holding Corp.
(79,871) (7,364,905)
Walmart, Inc.
(107,476) (13,357,117)
(59,975,492)
Food Products - ( 2 .1 ) %
AAK AB (Sweden) (2)
(100,203) (2,580,498)
Ajinomoto Co., Inc. (Japan) (2)
(74,600) (2,109,034)
Associated British Foods plc (United
Kingdom) (2) (90,034) (2,253,763)
Barry Callebaut AG (Registered)
(Switzerland) (2) (145) (254,996)
Bunge Global SA
(24,222) (3,081,038)
Campbell's Co. (The)
(70,636) (1,573,064)
Chocoladefabriken Lindt & Spruengli
AG (Switzerland) (2) (208) (2,920,732)
Conagra Brands, Inc.
(75,241) (1,182,789)
Freshpet, Inc.
(53,193) (3,136,259)
Hormel Foods Corp.
(183,608) (4,158,721)
Kikkoman Corp. (Japan) (2)
(567,900) (5,155,830)
Kraft Heinz Co. (The)
(128,558) (2,891,269)
Lamb Weston Holdings, Inc.
(12,812) (541,435)
Lotus Bakeries NV (Belgium) (2)
(26) (293,560)
Mondelez International, Inc., Class A
(276,842) (15,957,173)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Food Products - (2.1)% (continued)
Mowi ASA (Norway) (2)
(2,536) (57,678)
Nestle SA (Registered) (2)
(8,981) (880,956)
Nissin Foods Holdings Co. Ltd.
(Japan) (2) (178,100) (3,380,286)
Orkla ASA (Norway) (2)
(104,398) (1,313,811)
Post Holdings, Inc.
(28,803) (2,847,465)
Salmar ASA (Norway)
(15,147) (883,832)
Tate & Lyle plc (United Kingdom)
(115,987) (555,744)
Wilmar International Ltd. (China) (2)
(302,500) (908,824)
Yakult Honsha Co. Ltd. (Japan) (2)
(170,400) (2,851,355)
(61,770,112)
Household Products - ( 0 .1 ) %
Church & Dwight Co., Inc.
(3,092) (288,545)
Kimberly-Clark Corp.
(14,553) (1,403,928)
Unicharm Corp. (Japan)
(210,400) (1,233,592)
(2,926,065)
Personal Care Products - ( 0 .3 ) %
Beiersdorf AG (Germany) (2)
(14,627) (1,314,782)
Coty, Inc., Class A
(311,709) (626,535)
elf Beauty, Inc.
(7,826) (474,334)
L'Oreal SA (France) (2)
(9,152) (3,736,675)
Shiseido Co. Ltd. (Japan) (2)
(60,600) (1,238,072)
Unilever plc (United Kingdom) (2)
(27,730) (1,522,360)
(8,912,758)
Tobacco - ( 0 .1 ) %
Japan Tobacco, Inc. (Japan) (2) (112,900) (4,331,281)
Total Consumer Staples (186,549,918)
Energy - ( 3 .4 ) %
Energy Equipment & Services - ( 1 .1 ) %
Baker Hughes Co., Class A
(134,642) (8,219,894)
SLB Ltd.
(278,439) (14,308,980)
Technip Energies NV (France) (2)
(19,802) (836,784)
Tenaris SA (2)
(256,207) (7,489,523)
Weatherford International plc
(8,817) (833,912)
(31,689,093)
Oil, Gas & Consumable Fuels - ( 2 .3 ) %
Ampol Ltd. (Australia) (2)
(83,472) (1,936,006)
Bollore SE (France) (2)
(240,074) (1,372,747)
Cameco Corp. (Canada)
(24,104) (2,621,273)
Cheniere Energy, Inc.
(980) (278,085)
Chevron Corp.
(40,667) (8,414,002)
Chord Energy Corp.
(23,720) (3,372,510)
DT Midstream, Inc.
(71,604) (9,642,911)
EOG Resources, Inc.
(2,032) (293,766)
Expand Energy Corp.
(23,981) (2,632,634)
Imperial Oil Ltd. (Canada)
(18,832) (2,466,666)
Keyera Corp. (Canada)
(58,169) (2,250,071)
Matador Resources Co.
(32,122) (2,029,468)
NexGen Energy Ltd. (Canada)
(115,991) (1,345,766)
ONEOK, Inc.
(194,122) (17,546,688)
Range Resources Corp.
(51,409) (2,322,659)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - (2.3)% (continued)
Santos Ltd. (Australia) (2)
(180,856) (989,923)
Whitecap Resources, Inc. (Canada)
(27,233) (307,352)
Woodside Energy Group Ltd.
(Australia) (2) (367,629) (8,726,606)
(68,549,133)
Total Energy (100,238,226)
Financials - ( 14 .0 ) %
Banks - ( 4 .0 ) %
AL Sydbank (Denmark) (2)
(4,026) (323,578)
Associated Banc-Corp.
(26,169) (676,730)
Banca Monte dei Paschi di Siena
SpA (Italy) (2) (318,121) (2,775,774)
Bank of Montreal (Canada)
(4,227) (572,534)
Bank OZK
(46,732) (2,144,532)
BPER Banca SpA (Italy) (2)
(287,557) (3,768,497)
Chiba Bank Ltd. (The) (Japan) (2)
(160,300) (2,075,013)
Cullen/Frost Bankers, Inc.
(6,809) (933,378)
DBS Group Holdings Ltd.
(Singapore) (2) (168,500) (7,498,272)
Fifth Third Bancorp
(320,268) (14,879,651)
First Citizens BancShares, Inc.,
Class A (3,726) (7,022,243)
First Financial Bankshares, Inc.
(37,082) (1,092,065)
Flagstar Bank NA
(145,585) (1,917,354)
FNB Corp.
(156,444) (2,615,744)
Glacier Bancorp, Inc.
(92,519) (4,132,824)
Hancock Whitney Corp.
(38,096) (2,422,525)
Home BancShares, Inc.
(36,951) (995,090)
HSBC Holdings plc (United
Kingdom) (2) (84,372) (1,385,607)
Huntington Bancshares, Inc.
(583,271) (9,128,191)
International Bancshares Corp.
(35,229) (2,370,559)
JPMorgan Chase & Co.
(19,448) (5,720,824)
M&T Bank Corp.
(21,745) (4,495,126)
Mitsubishi UFJ Financial Group, Inc.
(Japan) (2) (174,900) (2,961,745)
National Bank of Canada (Canada)
(42,401) (5,486,740)
Old National Bancorp
(142,249) (3,143,703)
Rakuten Bank Ltd. (Japan) (2)
(150,200) (5,491,266)
Regions Financial Corp.
(106,198) (2,773,892)
Standard Chartered plc (United
Kingdom) (2) (61,190) (1,275,191)
Sumitomo Mitsui Financial Group,
Inc. (Japan) (2) (209,700) (6,895,004)
TFS Financial Corp.
(45,339) (637,013)
Truist Financial Corp.
(107,143) (4,925,364)
UMB Financial Corp.
(15,151) (1,708,881)
Valley National Bancorp
(59,766) (733,927)
Wells Fargo & Co.
(39,562) (3,149,531)
Western Alliance Bancorp
(4,172) (295,586)
(118,423,954)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Capital Markets - ( 2 .9 ) %
Blackrock, Inc.
(1,237) (1,189,635)
Blackstone, Inc.
(20,764) (2,387,652)
Blue Owl Capital, Inc., Class A
(112,286) (1,025,171)
Brookfield Asset Management Ltd.,
Class A (Canada) (136,537) (6,070,601)
Charles Schwab Corp. (The)
(51,225) (4,814,125)
Coinbase Global, Inc., Class A
(14,664) (2,560,481)
CVC Capital Partners plc
(Luxembourg) (2)(c) (228,014) (2,976,789)
Daiwa Securities Group, Inc.
(Japan) (2) (364,700) (3,455,675)
EQT AB (Sweden) (2)
(132,529) (4,112,070)
FactSet Research Systems, Inc.
(13,282) (2,882,061)
Freedom Holding Corp.
(Kazakhstan) (4,195) (607,772)
Hamilton Lane, Inc., Class A
(36,977) (3,675,514)
Houlihan Lokey, Inc., Class A
(4,622) (663,812)
Intercontinental Exchange, Inc.
(43,948) (6,912,141)
Investec plc (United Kingdom) (2)
(44,529) (343,212)
Julius Baer Group Ltd. (Switzerland)
(2) (7,669) (564,086)
KKR & Co., Inc.
(11,244) (1,040,070)
LPL Financial Holdings, Inc.
(25,900) (7,791,497)
Macquarie Group Ltd. (Australia) (2)
(3,950) (561,124)
Moody's Corp.
(12,319) (5,374,164)
MSCI, Inc., Class A
(1,358) (731,976)
Nordnet AB publ (Sweden) (2)
(17,142) (558,216)
Partners Group Holding AG
(Switzerland) (2) (6,309) (6,800,098)
Raymond James Financial, Inc.
(5,365) (776,798)
Robinhood Markets, Inc., Class A
(78,410) (5,433,813)
S&P Global, Inc.
(11,335) (4,821,229)
SEI Investments Co.
(14,031) (1,101,013)
T. Rowe Price Group, Inc.
(36,114) (3,255,316)
TMX Group Ltd. (Canada)
(18,553) (657,911)
TPG, Inc.
(81,727) (3,310,761)
Tradeweb Markets, Inc., Class A
(4,351) (511,939)
(86,966,722)
Consumer Finance - ( 0 .4 ) %
Credit Acceptance Corp.
(4,035) (1,708,661)
SLM Corp.
(80,344) (1,720,165)
SoFi Technologies, Inc.
(312,365) (4,960,356)
Synchrony Financial
(59,493) (4,046,714)
(12,435,896)
Financial Services - ( 1 .9 ) %
Adyen NV (Netherlands) (2)(c)
(10,933) (10,942,298)
Affirm Holdings, Inc., Class A
(82,155) (3,764,342)
Apollo Global Management, Inc.
(14,191) (1,581,161)
Block, Inc., Class A
(88,674) (5,336,401)
Edenred SE (France) (2)
(72,420) (1,442,528)
Equitable Holdings, Inc.
(34,024) (1,262,631)
EXOR NV (Netherlands) (2)
(17,397) (1,331,702)
Jack Henry & Associates, Inc.
(10,040) (1,586,722)
M&G plc (United Kingdom) (2)
(177,984) (646,515)
Mastercard, Inc., Class A
(12,831) (6,411,137)
INVESTMENTS SHARES VALUE ($)
Financial Services - (1.9)% (continued)
Rocket Cos., Inc., Class A
(233,466) (3,326,890)
Shift4 Payments, Inc., Class A
(56,762) (2,482,202)
Toast, Inc., Class A
(311,894) (8,268,310)
Visa, Inc., Class A
(15,610) (4,717,966)
Voya Financial, Inc.
(17,552) (1,199,153)
Washington H Soul Pattinson & Co.
Ltd. (Australia) (2) (39,903) (1,121,391)
Wise plc, Class A (United Kingdom)
(2) (217,322) (2,617,032)
(58,038,381)
Insurance - ( 4 .8 ) %
Admiral Group plc (United Kingdom)
(2) (9,406) (393,413)
Aflac, Inc.
(65,679) (7,205,643)
American Financial Group, Inc.
(2,617) (334,217)
Aon plc, Class A
(27,823) (8,980,708)
Arch Capital Group Ltd.
(25,239) (2,422,692)
Arthur J Gallagher & Co.
(35,371) (7,660,651)
Assurant, Inc.
(13,210) (2,877,270)
Aviva plc (United Kingdom) (2)
(48,889) (392,353)
AXA SA (France) (2)
(98,633) (4,532,341)
Brown & Brown, Inc.
(65,431) (4,266,756)
CNA Financial Corp.
(7,767) (356,661)
Erie Indemnity Co., Class A
(12,825) (3,223,051)
First American Financial Corp.
(6,632) (399,843)
Generali (Italy) (2)
(246,233) (9,906,325)
Gjensidige Forsikring ASA (Norway)
(2) (46,814) (1,224,593)
Hannover Rueck SE (Germany) (2)
(11,224) (3,528,837)
Helvetia Baloise Holding AG
(Switzerland) (2) (20,913) (5,412,498)
Insurance Australia Group Ltd.
(Australia) (137,483) (696,246)
Intact Financial Corp. (Canada)
(9,147) (1,657,520)
Kemper Corp.
(27,030) (826,037)
Kinsale Capital Group, Inc.
(14,285) (4,880,613)
Legal & General Group plc (United
Kingdom) (2) (335,334) (1,102,020)
Lincoln National Corp.
(58,930) (2,092,015)
Loews Corp.
(12,114) (1,293,048)
Markel Group, Inc.
(2,920) (5,589,084)
Marsh & McLennan Cos., Inc.
(12,752) (2,211,834)
Medibank Pvt Ltd. (Australia) (2)
(999,719) (3,024,933)
Old Republic International Corp.
(26,235) (1,046,777)
Progressive Corp. (The)
(27,612) (5,473,803)
Prudential plc (Hong Kong) (2)
(140,464) (1,952,887)
RLI Corp.
(39,799) (2,270,135)
Ryan Specialty Holdings, Inc., Class
A (228,537) (7,710,838)
Sampo OYJ, Class A (Finland)
(216,721) (2,305,073)
Sun Life Financial, Inc. (Canada)
(37,807) (2,368,543)
Suncorp Group Ltd. (Australia) (2)
(89,967) (1,009,670)
Swiss Life Holding AG (Registered)
(Switzerland) (2) (3,993) (4,349,230)
Swiss Re AG (2)
(53,124) (8,923,622)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Insurance - (4.8)% (continued)
Tokio Marine Holdings, Inc. (Japan)
(2) (144,900) (6,801,747)
Tryg A/S (Denmark)
(83,213) (1,983,407)
W R Berkley Corp.
(55,510) (3,679,203)
Willis Towers Watson plc
(27,736) (8,062,855)
(144,428,992)
Total Financials (420,293,945)
Health Care - ( 11 .3 ) %
Biotechnology - ( 3 .1 ) %
AbbVie, Inc.
(25,992) (5,653,000)
Alnylam Pharmaceuticals, Inc.
(26,132) (8,646,295)
Apellis Pharmaceuticals, Inc.
(264,636) (10,646,306)
Argenx SE (Netherlands) (2)
(7,108) (5,158,553)
Arrowhead Pharmaceuticals, Inc.
(70,716) (4,433,893)
CSL Ltd. (Australia) (2)
(36,255) (3,560,929)
Cytokinetics, Inc.
(79,077) (5,211,965)
Insmed, Inc.
(44,601) (7,293,156)
Ionis Pharmaceuticals, Inc.
(217,308) (16,317,658)
Moderna, Inc.
(29,069) (1,476,705)
Natera, Inc.
(31,995) (6,398,680)
Revolution Medicines, Inc.
(36,614) (3,560,712)
Summit Therapeutics, Inc.
(185,243) (3,512,207)
Swedish Orphan Biovitrum AB
(Sweden) (2) (28,423) (1,191,221)
Telix Pharmaceuticals Ltd.
(Australia) (2) (125,714) (1,203,586)
Vertex Pharmaceuticals, Inc.
(14,161) (6,323,453)
Viking Therapeutics, Inc.
(35,232) (1,146,449)
(91,734,768)
Health Care Equipment & Supplies - ( 2 .8 ) %
Abbott Laboratories
(62,210) (6,387,101)
Alcon AG (2)
(40,614) (3,070,021)
Baxter International, Inc.
(106,841) (1,794,929)
Becton Dickinson & Co.
(59,152) (9,300,469)
BioMerieux (France) (2)
(10,094) (1,078,381)
Boston Scientific Corp.
(44,022) (2,762,380)
Cochlear Ltd. (Australia) (2)
(33,335) (3,922,552)
Coloplast A/S, Class B (Denmark)
(2) (90,577) (6,170,009)
Demant A/S (Denmark) (2)
(98,958) (2,998,777)
DiaSorin SpA (Italy) (2)
(29,068) (2,036,587)
Elekta AB, Class B (Sweden) (2)
(131,635) (778,607)
EssilorLuxottica SA (France) (2)
(21,509) (5,012,137)
GE HealthCare Technologies, Inc.
(20,543) (1,462,251)
Getinge AB, Class B (Sweden) (2)
(22,316) (450,490)
IDEXX Laboratories, Inc.
(9,013) (5,064,315)
Inspire Medical Systems, Inc.
(29,754) (1,534,711)
Insulet Corp.
(5,747) (1,205,950)
Intuitive Surgical, Inc.
(6,018) (2,774,238)
Medtronic plc
(72,801) (6,308,207)
Olympus Corp. (Japan) (2)
(546,400) (5,205,733)
ResMed, Inc.
(2,302) (516,753)
Siemens Healthineers AG
(Germany) (2)(c) (71,193) (3,037,525)
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - (2.8)% (continued)
Sonova Holding AG (Registered)
(Switzerland) (2) (7,814) (1,781,697)
Straumann Holding AG (Registered)
(Switzerland) (2) (52,503) (5,493,028)
Sysmex Corp. (Japan) (2)
(109,600) (955,809)
Teleflex, Inc.
(9,473) (1,133,065)
Terumo Corp. (Japan) (2)
(185,400) (2,490,804)
(84,726,526)
Health Care Providers & Services - ( 2 .2 ) %
Acadia Healthcare Co., Inc.
(18,949) (443,217)
Amplifon SpA (Italy) (2)
(19,868) (219,200)
Cencora, Inc.
(54,505) (17,122,201)
CVS Health Corp.
(69,072) (4,960,751)
Elevance Health, Inc.
(23,010) (6,736,177)
Galenica AG (Switzerland) (2)(c)
(5,453) (620,813)
Henry Schein, Inc.
(33,869) (2,496,145)
Hims & Hers Health, Inc.
(135,086) (2,804,385)
Humana, Inc.
(34,028) (5,900,115)
Labcorp Holdings, Inc.
(10,902) (2,908,763)
McKesson Corp.
(5,558) (4,809,671)
Option Care Health, Inc.
(150,379) (4,048,203)
Quest Diagnostics, Inc.
(12,249) (2,400,559)
Ramsay Health Care Ltd. (Australia)
(2) (65,251) (1,774,753)
Sonic Healthcare Ltd. (Australia) (2)
(22,227) (315,819)
UnitedHealth Group, Inc.
(30,000) (8,117,700)
(65,678,472)
Health Care Technology - ( 0 .2 ) %
Certara, Inc.
(85,342) (486,450)
Doximity, Inc., Class A
(71,101) (1,656,653)
M3, Inc. (Japan) (2)
(529,900) (5,439,088)
(7,582,191)
Life Sciences Tools & Services - ( 1 .1 ) %
Bachem Holding AG, Class B
(Switzerland) (2) (9,791) (807,913)
Bio-Techne Corp.
(75,324) (3,936,432)
Charles River Laboratories
International, Inc. (3,948) (681,030)
Lonza Group AG (Registered)
(Switzerland) (2) (10,912) (7,000,251)
QIAGEN NV (2)
(77,040) (3,120,870)
Repligen Corp.
(37,154) (4,377,484)
Revvity, Inc.
(26,807) (2,348,561)
Tecan Group AG (Registered)
(Switzerland) (2) (4,849) (825,356)
Tempus AI, Inc., Class A
(41,557) (1,879,208)
Thermo Fisher Scientific, Inc.
(9,457) (4,648,399)
Waters Corp.
(10,725) (3,193,905)
(32,819,409)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - ( 1 .9 ) %
AstraZeneca plc (United Kingdom)
(2) (22,209) (4,342,748)
Chugai Pharmaceutical Co. Ltd.
(Japan) (2) (133,200) (7,345,778)
Corcept Therapeutics, Inc.
(97,899) (3,946,309)
Daiichi Sankyo Co. Ltd. (Japan) (2)
(193,100) (3,454,687)
Eisai Co. Ltd. (Japan) (2)
(70,600) (2,210,261)
Financiere de Tubize SA (Belgium)
(2) (4,155) (1,030,714)
Galderma Group AG (Switzerland)
(2) (14,314) (2,813,185)
Haleon plc (2)
(907,979) (4,493,584)
Kyowa Kirin Co. Ltd. (Japan) (2)
(75,500) (1,235,637)
Merck KGaA (Germany) (2)
(34,968) (4,442,816)
Novo Nordisk A/S, Class B
(Denmark) (2) (297,042) (10,870,102)
Perrigo Co. plc
(88,022) (945,356)
Sandoz Group AG (Switzerland) (2)
(94,449) (7,400,163)
Zoetis, Inc., Class A
(12,890) (1,523,727)
(56,055,067)
Total Health Care (338,596,433)
Industrials - ( 18 .7 ) %
Aerospace & Defense - ( 3 .4 ) %
AeroVironment, Inc.
(24,716) (4,524,264)
Axon Enterprise, Inc.
(24,205) (10,279,621)
Babcock International Group plc
(United Kingdom) (2) (186,948) (2,902,295)
BAE Systems plc (United Kingdom)
(2) (196,620) (5,764,605)
Boeing Co. (The)
(44,068) (8,770,854)
Bombardier, Inc., Class B (Canada)
(10,431) (1,844,752)
GE Aerospace
(7,233) (2,052,508)
HEICO Corp.
(32,587) (8,935,355)
Hensoldt AG (Germany) (2)
(64,555) (5,729,281)
Hexcel Corp.
(31,821) (2,575,274)
Howmet Aerospace, Inc.
(1,226) (282,544)
Kratos Defense & Security
Solutions, Inc. (60,125) (4,239,414)
L3Harris Technologies, Inc.
(38,716) (13,362,827)
Loar Holdings, Inc.
(71,176) (4,077,673)
MTU Aero Engines AG (Germany)
(2) (16,804) (6,130,417)
Rocket Lab Corp.
(50,541) (3,245,743)
Rolls-Royce Holdings plc (United
Kingdom) (2) (352,117) (5,349,511)
StandardAero, Inc.
(61,267) (1,582,527)
TransDigm Group, Inc.
(8,297) (9,615,891)
(101,265,356)
Air Freight & Logistics - ( 0 .7 ) %
CH Robinson Worldwide, Inc.
(47,297) (7,854,613)
Deutsche Post AG (Germany) (2)
(19,593) (1,032,687)
DSV A/S (Denmark) (2)
(5,967) (1,441,080)
Expeditors International of
Washington, Inc. (49,784) (7,130,562)
GXO Logistics, Inc.
(33,311) (1,727,175)
INVESTMENTS SHARES VALUE ($)
Air Freight & Logistics - (0.7)% (continued)
SG Holdings Co. Ltd. (Japan)
(88,400) (823,537)
(20,009,654)
Building Products - ( 1 .3 ) %
A O Smith Corp.
(60,493) (3,988,908)
AAON, Inc.
(35,442) (2,932,826)
Assa Abloy AB, Class B (Sweden)
(2) (82,887) (2,996,190)
Belimo Holding AG (Registered)
(Switzerland) (2) (3,710) (3,013,072)
Builders FirstSource, Inc.
(55,033) (4,530,867)
Carrier Global Corp.
(23,136) (1,302,788)
Cie de Saint-Gobain SA (France) (2)
(40,577) (3,359,550)
Daikin Industries Ltd. (Japan) (2)
(35,600) (4,270,111)
Fortune Brands Innovations, Inc.
(37,058) (1,444,150)
Geberit AG (Registered)
(Switzerland) (2) (2,700) (1,822,582)
Hayward Holdings, Inc.
(18,278) (244,560)
Nibe Industrier AB, Class B
(Sweden) (2) (72,248) (301,884)
ROCKWOOL A/S, Class B
(Denmark) (2) (10,128) (281,303)
TOTO Ltd. (Japan) (2)
(36,600) (1,210,045)
Trane Technologies plc
(13,883) (5,785,601)
Trex Co., Inc.
(13,944) (507,841)
(37,992,278)
Commercial Services & Supplies - ( 1 .4 ) %
Cintas Corp.
(7,604) (1,286,141)
Cleanaway Waste Management Ltd.
(Australia) (2) (871,791) (1,380,546)
Element Fleet Management Corp.
(Canada) (56,704) (1,229,789)
GFL Environmental, Inc.
(34,566) (1,441,927)
MSA Safety, Inc.
(7,406) (1,214,214)
RB Global, Inc. (Canada)
(37,184) (3,566,039)
Rentokil Initial plc (United Kingdom)
(2) (262,760) (1,630,669)
Republic Services, Inc., Class A
(27,959) (6,123,580)
Rollins, Inc.
(73,930) (3,948,601)
Secom Co. Ltd. (Japan) (2)
(103,700) (3,950,018)
SPIE SA (France) (2)
(89,881) (4,500,848)
Tetra Tech, Inc.
(130,463) (3,929,546)
Waste Management, Inc.
(26,952) (6,193,300)
(40,395,218)
Construction & Engineering - ( 0 .9 ) %
API Group Corp.
(92,062) (3,730,352)
Dycom Industries, Inc.
(20,863) (7,068,802)
Ferrovial SE (2)
(86,788) (5,646,118)
HOCHTIEF AG (Germany) (2)
(3,599) (1,637,082)
WillScot Holdings Corp.
(420,107) (7,293,058)
WSP Global, Inc. (Canada)
(17,919) (2,788,774)
(28,164,186)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Electrical Equipment - ( 1 .7 ) %
Bloom Energy Corp., Class A
(6,332) (857,923)
Eaton Corp. plc
(15,848) (5,668,354)
Emerson Electric Co.
(55,576) (7,281,568)
Fuji Electric Co. Ltd. (Japan) (2)
(32,800) (2,297,708)
Fujikura Ltd. (Japan) (2)
(174,000) (4,785,354)
Generac Holdings, Inc.
(13,945) (2,723,877)
Hubbell, Inc., Class B
(14,076) (6,907,656)
NIDEC Corp. (Japan) (2)
(241,500) (3,066,619)
NKT A/S (Denmark) (2)
(2,653) (345,370)
Prysmian SpA (Italy) (2)
(2,653) (313,296)
Regal Rexnord Corp.
(25,618) (4,797,227)
Rockwell Automation, Inc.
(14,445) (5,184,022)
Schneider Electric SE (2)
(27,045) (7,366,560)
Sensata Technologies Holding plc
(19,438) (684,606)
(52,280,140)
Ground Transportation - ( 1 .1 ) %
Avis Budget Group, Inc.
(46,316) (6,755,189)
Canadian National Railway Co.
(Canada) (13,978) (1,438,696)
Canadian Pacific Kansas City Ltd.
(Canada) (3,847) (302,732)
East Japan Railway Co. (Japan) (2)
(59,500) (1,360,852)
Grab Holdings Ltd., Class A
(Singapore) (2,407,239) (8,810,495)
Hankyu Hanshin Holdings, Inc.
(Japan) (2) (14,100) (407,702)
Keisei Electric Railway Co. Ltd.
(Japan) (2) (335,900) (2,513,191)
Lyft, Inc., Class A
(235,819) (3,136,393)
Old Dominion Freight Line, Inc.
(2,309) (451,179)
Seibu Holdings, Inc. (Japan) (2)
(40,000) (1,117,551)
Tokyu Corp. (Japan) (2)
(106,900) (1,261,854)
Uber Technologies, Inc.
(82,663) (5,945,949)
U-Haul Holding Co.
(8,972) (400,779)
(33,902,562)
Industrial Conglomerates - ( 0 .5 ) %
Hitachi Ltd. (Japan) (2)
(95,600) (2,804,473)
Lifco AB, Class B (Sweden) (2)
(102,658) (3,105,651)
Siemens AG (Registered)
(Germany) (2) (30,584) (7,451,305)
Smiths Group plc (United Kingdom)
(2) (8,718) (266,040)
(13,627,469)
Machinery - ( 3 .4 ) %
Atlas Copco AB, Class A (Sweden)
(2) (663,121) (11,701,981)
Crane Co.
(5,687) (972,477)
Daifuku Co. Ltd. (Japan) (2)
(282,300) (9,967,753)
Ebara Corp. (Japan) (2)
(150,300) (4,254,713)
Esab Corp.
(31,270) (3,022,558)
Fortive Corp.
(33,447) (1,848,950)
Georg Fischer AG (Registered)
(Switzerland) (2) (20,669) (1,066,297)
Hoshizaki Corp. (Japan) (2)
(28,900) (930,353)
INVESTMENTS SHARES VALUE ($)
Machinery - (3.4)% (continued)
Husqvarna AB, Class B (Sweden)
(2) (78,812) (312,103)
IDEX Corp.
(17,429) (3,303,667)
IHI Corp. (Japan) (2)
(97,200) (2,005,528)
Indutrade AB (Sweden) (2)
(106,855) (2,450,064)
Ingersoll Rand, Inc.
(118,189) (9,469,303)
Kone OYJ, Class B (Finland) (2)
(13,003) (830,121)
Middleby Corp. (The)
(3,272) (433,802)
MINEBEA MITSUMI, Inc. (Japan) (2)
(17,700) (293,910)
Mitsubishi Heavy Industries Ltd.
(Japan) (2) (65,600) (1,802,469)
Otis Worldwide Corp.
(75,325) (5,806,051)
Rational AG (Germany) (2)
(884) (648,547)
RENK Group AG (Germany) (2)
(89,584) (5,354,587)
Schindler Holding AG (Switzerland)
(2) (1,245) (410,094)
SMC Corp. (Japan) (2)
(21,900) (8,613,233)
Spirax Group plc (United Kingdom)
(2) (7,349) (659,307)
SPX Technologies, Inc.
(20,650) (4,128,761)
Sulzer AG (Registered)
(Switzerland) (2) (2,826) (592,459)
Terex Corp.
(16,862) (996,544)
TOMRA Systems ASA (Norway) (2)
(112,699) (1,358,719)
Trelleborg AB, Class B (Sweden) (2)
(9,090) (339,962)
Valmet OYJ (Finland) (2)
(14,113) (403,823)
VAT Group AG (Switzerland) (2)(c)
(2,651) (1,653,805)
Volvo AB, Class B (Sweden) (2)
(145,110) (4,771,118)
Weir Group plc (The) (United
Kingdom) (2) (98,668) (3,700,319)
Xylem, Inc.
(50,224) (6,001,768)
Yaskawa Electric Corp. (Japan) (2)
(102,600) (2,709,842)
(102,814,988)
Marine Transportation - ( 0 .1 ) %
Kirby Corp.
(2,155) (286,357)
Kuehne + Nagel International AG
(Registered) (Switzerland) (2) (13,431) (3,075,769)
(3,362,126)
Passenger Airlines - ( 0 .2 ) %
Alaska Air Group, Inc.
(58,356) (2,146,334)
Singapore Airlines Ltd. (Singapore)
(2) (242,500) (1,250,498)
Southwest Airlines Co.
(63,848) (2,398,769)
(5,795,601)
Professional Services - ( 1 .6 ) %
Amentum Holdings, Inc.
(89,617) (2,337,211)
Arcadis NV (Netherlands) (2)
(27,595) (882,814)
Automatic Data Processing, Inc.
(19,495) (3,960,994)
BayCurrent, Inc. (Japan) (2)
(164,600) (4,764,567)
Bureau Veritas SA (France) (2)
(41,152) (1,231,737)
Clarivate plc
(426,214) (1,078,321)
Exponent, Inc.
(12,868) (839,637)
FTI Consulting, Inc.
(6,169) (1,090,494)
Parsons Corp.
(24,259) (1,314,110)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Professional Services - (1.6)% (continued)
Paychex, Inc.
(54,905) (5,057,849)
Paycom Software, Inc.
(19,128) (2,324,817)
Randstad NV (Netherlands) (2)
(28,995) (756,765)
Recruit Holdings Co. Ltd. (Japan) (2)
(155,400) (6,770,773)
SGS SA (Registered) (Switzerland)
(2) (25,724) (2,711,027)
Teleperformance SE (France) (2)
(10,122) (594,798)
Thomson Reuters Corp. (Canada)
(53,712) (4,848,019)
UL Solutions, Inc., Class A
(43,491) (3,727,614)
Wolters Kluwer NV (Netherlands) (2)
(28,144) (2,102,026)
(46,393,573)
Trading Companies & Distributors - ( 2 .3 ) %
AddTech AB, Class B (Sweden) (2)
(101,553) (3,484,785)
Beijer Ref AB, Class B (Sweden) (2)
(71,151) (986,375)
Brenntag SE (Germany) (2)
(45,814) (3,103,360)
Bunzl plc (United Kingdom) (2)
(163,192) (4,912,968)
Core & Main, Inc., Class A
(13,212) (652,673)
Diploma plc (United Kingdom) (2)
(25,694) (2,051,460)
Fastenal Co.
(199,238) (9,244,643)
GATX Corp.
(11,313) (1,931,581)
IMCD NV (Netherlands) (2)
(6,524) (682,710)
ITOCHU Corp. (Japan) (2)
(801,100) (10,190,386)
Mitsubishi Corp. (Japan) (2)
(159,800) (5,482,094)
MonotaRO Co. Ltd. (Japan) (2)
(448,300) (4,859,357)
MSC Industrial Direct Co., Inc.,
Class A (27,130) (2,503,285)
QXO, Inc.
(656,957) (12,758,105)
Reece Ltd. (Australia) (2)
(47,190) (439,111)
RS GROUP plc (United Kingdom)
(2) (52,987) (396,764)
Sunbelt Rentals Holdings, Inc. (2)
(10,603) (676,380)
United Rentals, Inc.
(2,621) (1,909,556)
Watsco, Inc.
(8,262) (3,005,633)
(69,271,226)
Transportation Infrastructure - ( 0 .1 ) %
Aeroports de Paris SA (France) (2)
(7,210) (880,825)
Atlas Arteria Ltd. (Australia) (2)
(513,107) (1,521,676)
Transurban Group (Australia) (2)
(206,651) (2,015,848)
(4,418,349)
Total Industrials (559,692,726)
Information Technology - ( 12 .5 ) %
Communications Equipment - ( 0 .6 ) %
Arista Networks, Inc.
(55,052) (6,759,285)
Cisco Systems, Inc.
(3,635) (282,040)
F5, Inc.
(31,532) (9,123,153)
Lumentum Holdings, Inc.
(371) (260,724)
Motorola Solutions, Inc.
(7,221) (3,133,697)
(19,558,899)
Electronic Equipment, Instruments & Components - ( 2 .0 ) %
Belden, Inc.
(18,938) (2,174,650)
CDW Corp.
(18,783) (2,273,119)
Coherent Corp.
(12,128) (2,889,011)
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - (2.0)%
(continued)
Corning, Inc.
(24,418) (3,320,115)
Crane NXT Co.
(70,029) (2,842,477)
Hexagon AB, Class B (Sweden) (2)
(243,419) (2,368,982)
Ibiden Co. Ltd. (Japan) (2)
(222,200) (11,119,001)
Jabil, Inc.
(1,063) (282,365)
Keyence Corp. (Japan) (2)
(52,900) (18,827,500)
Keysight Technologies, Inc.
(5,935) (1,675,866)
Littelfuse, Inc.
(6,600) (2,239,710)
Novanta, Inc.
(28,191) (3,329,639)
Omron Corp. (Japan) (2)
(13,500) (388,383)
Ralliant Corp.
(54,060) (2,248,355)
Shimadzu Corp. (Japan) (2)
(68,500) (1,627,756)
Vontier Corp.
(28,307) (1,004,049)
Zebra Technologies Corp., Class A
(11,821) (2,471,535)
(61,082,513)
IT Services - ( 2 .0 ) %
ASGN, Inc.
(27,342) (1,058,409)
Bechtle AG (Germany) (2)
(19,602) (675,988)
Capgemini SE (France) (2)
(27,922) (3,294,753)
CGI, Inc. (Canada)
(48,591) (3,552,372)
Globant SA
(38,604) (1,780,030)
Indra Sistemas SA (Spain) (2)
(85,080) (4,755,158)
MongoDB, Inc., Class A
(28,924) (7,079,727)
NEXTDC Ltd. (Australia) (2)
(364,985) (2,918,047)
Nomura Research Institute Ltd.
(Japan) (2) (281,000) (7,690,308)
Obic Co. Ltd. (Japan)
(159,600) (3,873,723)
Reply SpA (Italy) (2)
(9,986) (939,775)
Shopify, Inc., Class A (Canada)
(91,287) (10,831,595)
Snowflake, Inc., Class A
(31,836) (4,801,506)
TIS, Inc. (Japan) (2)
(71,000) (1,518,081)
Twilio, Inc., Class A
(30,231) (3,803,664)
(58,573,136)
Semiconductors & Semiconductor Equipment - ( 3 .2 ) %
Advanced Micro Devices, Inc.
(34,360) (6,989,855)
Allegro MicroSystems, Inc. (Japan)
(58,006) (1,828,929)
Analog Devices, Inc.
(5,567) (1,771,085)
Astera Labs, Inc.
(53,922) (5,909,851)
Credo Technology Group Holding
Ltd. (15,719) (1,475,543)
Enphase Energy, Inc.
(108,234) (4,092,328)
Entegris, Inc.
(19,906) (2,333,779)
Infineon Technologies AG
(Germany) (2) (179,258) (8,132,243)
Kioxia Holdings Corp. (Japan) (2)
(10,200) (1,332,121)
KLA Corp.
(2,732) (4,022,624)
Lasertec Corp. (Japan) (2)
(45,200) (10,060,326)
MACOM Technology Solutions
Holdings, Inc. (1,210) (268,705)
Marvell Technology, Inc.
(16,951) (1,678,997)
Microchip Technology, Inc.
(46,378) (2,996,483)
NVIDIA Corp.
(66,437) (11,586,613)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - (3.2)% (continued)
NXP Semiconductors NV
(Netherlands) (27,035) (5,322,110)
ON Semiconductor Corp.
(22,484) (1,392,209)
SCREEN Holdings Co. Ltd. (Japan)
(2) (111,800) (6,660,660)
Skyworks Solutions, Inc.
(54,379) (2,911,995)
STMicroelectronics NV (Singapore)
(2) (55,554) (1,890,425)
Synaptics, Inc.
(33,098) (2,318,184)
Technoprobe SpA (Italy) (2)
(87,783) (1,471,119)
Tokyo Electron Ltd. (Japan) (2)
(32,200) (8,000,121)
Universal Display Corp.
(5,558) (509,446)
(94,955,751)
Software - ( 3 .9 ) %
Appfolio, Inc., Class A
(30,844) (4,867,800)
Bentley Systems, Inc., Class B
(132,604) (4,657,053)
BILL Holdings, Inc.
(39,145) (1,499,254)
Blackbaud, Inc.
(9,242) (356,834)
Cadence Design Systems, Inc.
(12,384) (3,441,142)
CCC Intelligent Solutions Holdings,
Inc. (108,317) (649,902)
Constellation Software, Inc.
(Canada) (2,463) (4,323,644)
Crowdstrike Holdings, Inc., Class A
(24,565) (9,590,422)
Dassault Systemes SE (France) (2)
(420,889) (8,520,582)
Descartes Systems Group, Inc.
(The) (Canada) (14,590) (1,045,035)
Dolby Laboratories, Inc., Class A
(20,320) (1,220,419)
Dropbox, Inc., Class A
(70,335) (1,598,011)
Dynatrace, Inc.
(22,631) (836,894)
Guidewire Software, Inc.
(21,361) (3,194,751)
HubSpot, Inc.
(17,448) (4,259,057)
Intuit, Inc.
(16,666) (7,206,045)
Manhattan Associates, Inc.
(10,118) (1,346,908)
Nemetschek SE (Germany) (2)
(9,636) (721,351)
Open Text Corp. (Canada)
(94,400) (2,103,659)
Oracle Corp. Japan (Japan)
(14,500) (786,374)
Palo Alto Networks, Inc.
(74,847) (11,999,471)
PTC, Inc.
(10,874) (1,549,436)
Qualys, Inc.
(11,265) (989,630)
Roper Technologies, Inc.
(14,133) (5,001,103)
Rubrik, Inc., Class A
(71,751) (3,513,646)
Samsara, Inc., Class A
(91,550) (2,901,220)
SAP SE (Germany) (2)
(14,840) (2,529,962)
ServiceNow, Inc.
(33,632) (3,516,226)
Trend Micro, Inc. (Japan) (2)
(118,700) (3,957,052)
Tyler Technologies, Inc.
(7,217) (2,470,956)
UiPath, Inc., Class A
(300,368) (3,334,085)
WiseTech Global Ltd. (Australia) (2)
(123,243) (3,325,166)
Workday, Inc., Class A
(35,825) (4,654,384)
Xero Ltd. (New Zealand) (2)
(10,616) (561,054)
Zscaler, Inc.
(25,923) (3,636,738)
(116,165,266)
INVESTMENTS SHARES VALUE ($)
Technology Hardware, Storage & Peripherals - ( 0 .8 ) %
Apple, Inc.
(18,061) (4,583,701)
Everpure, Inc., Class A
(50,287) (2,968,945)
FUJIFILM Holdings Corp. (Japan)
(2) (193,500) (3,687,268)
HP, Inc.
(185,583) (3,565,049)
IonQ, Inc.
(104,108) (3,001,434)
NetApp, Inc.
(48,237) (4,938,986)
Ricoh Co. Ltd. (Japan) (2)
(47,300) (399,851)
Super Micro Computer, Inc.
(77,051) (1,754,451)
(24,899,685)
Total Information Technology (375,235,250)
Materials - ( 6 .3 ) %
Chemicals - ( 3 .2 ) %
Air Liquide SA (France) (2)
(15,563) (3,216,849)
Air Products and Chemicals, Inc.
(25,147) (7,304,952)
Arkema SA (France) (2)
(12,485) (857,193)
Asahi Kasei Corp. (Japan) (2)
(100,500) (983,340)
Avient Corp.
(38,347) (1,391,996)
BASF SE (Germany) (2)
(52,800) (3,251,974)
Celanese Corp., Class A
(75,045) (4,935,710)
Clariant AG (Registered)
(Switzerland) (2) (130,901) (1,284,267)
Croda International plc (United
Kingdom) (2) (10,758) (403,992)
Eastman Chemical Co.
(54,067) (4,126,393)
Ecolab, Inc.
(13,724) (3,650,859)
EMS-Chemie Holding AG
(Registered) (Switzerland) (2) (2,486) (1,954,715)
FMC Corp.
(63,875) (1,099,928)
Givaudan SA (Registered)
(Switzerland) (2) (170) (574,855)
Nippon Paint Holdings Co. Ltd.
(Japan) (2) (935,000) (5,862,959)
Nippon Sanso Holdings Corp.
(Japan) (2) (170,500) (6,045,658)
Nitto Denko Corp. (Japan) (2)
(243,700) (4,875,030)
Novonesis Novozymes, Class B
(Denmark) (2) (200,405) (11,906,299)
Nutrien Ltd. (Canada)
(3,797) (286,624)
PPG Industries, Inc.
(43,197) (4,616,895)
Sherwin-Williams Co. (The)
(26,365) (8,451,301)
Shin-Etsu Chemical Co. Ltd. (Japan)
(2) (168,800) (6,873,336)
Sika AG (Registered) (Switzerland)
(2) (13,760) (2,277,531)
Symrise AG, Class A (Germany) (2)
(71,974) (6,145,988)
Wacker Chemie AG (Germany) (2)
(9,298) (920,470)
Westlake Corp.
(7,080) (827,086)
(94,126,200)
Construction Materials - ( 0 .7 ) %
CRH plc
(37,447) (3,936,429)
James Hardie Industries plc, ADR
(340,129) (6,442,043)
Knife River Corp.
(30,838) (2,517,923)
Martin Marietta Materials, Inc.
(4,245) (2,498,946)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Construction Materials - (0.7)% (continued)
Vulcan Materials Co.
(24,603) (6,699,397)
(22,094,738)
Containers & Packaging - ( 0 .6 ) %
Amcor plc
(167,233) (6,647,512)
CCL Industries, Inc., Class B
(Canada) (15,873) (994,530)
Graphic Packaging Holding Co.
(180,873) (1,797,878)
Greif, Inc., Class A
(7,270) (487,599)
International Paper Co.
(65,608) (2,342,205)
SIG Group AG (Switzerland) (2)
(164,975) (2,473,032)
Silgan Holdings, Inc.
(59,372) (2,303,633)
(17,046,389)
Metals & Mining - ( 1 .6 ) %
Capstone Copper Corp. (Canada)
(107,431) (810,115)
Cleveland-Cliffs, Inc.
(343,110) (2,899,280)
Equinox Gold Corp. (Canada)
(129,757) (1,873,926)
Fortescue Ltd. (Australia) (2)
(298,881) (4,270,890)
Hudbay Minerals, Inc. (Canada)
(33,912) (710,126)
Ivanhoe Mines Ltd., Class A (Congo,
Democratic Republic of the) (127,170) (1,086,947)
Lynas Rare Earths Ltd. (Australia)
(2) (602,177) (8,176,038)
Mineral Resources Ltd. (Australia)
(2) (80,922) (3,108,445)
MP Materials Corp.
(143,009) (6,901,614)
Nucor Corp.
(22,953) (3,881,352)
PLS Group Ltd. (Australia) (2)
(589,761) (2,159,430)
Royal Gold, Inc.
(27,256) (6,936,379)
Steel Dynamics, Inc.
(30,832) (5,549,760)
(48,364,302)
Paper & Forest Products - ( 0 .2 ) %
Holmen AB, Class B (Sweden) (2)
(25,480) (913,711)
Mondi plc (Austria) (2)
(30,796) (348,168)
Svenska Cellulosa AB SCA, Class B
(Sweden) (2) (193,011) (2,237,840)
UPM-Kymmene OYJ (Finland) (2)
(71,726) (2,245,007)
(5,744,726)
Total Materials (187,376,355)
Real Estate - ( 4 .4 ) %
Health Care REITs - ( 1 .3 ) %
American Healthcare REIT, Inc.,
REIT (222,039) (10,471,359)
Healthcare Realty Trust, Inc., REIT
(132,803) (2,256,323)
Healthpeak Properties, Inc., REIT
(132,165) (2,171,471)
Ventas, Inc., REIT
(38,551) (3,152,701)
Welltower, Inc., REIT
(98,033) (19,382,104)
(37,433,958)
Industrial REITs - ( 0 .5 ) %
Americold Realty Trust, Inc., REIT
(57,365) (657,403)
EastGroup Properties, Inc., REIT
(1,579) (292,257)
Prologis, Inc., REIT
(69,588) (9,198,142)
Rexford Industrial Realty, Inc., REIT
(64,013) (2,095,145)
INVESTMENTS SHARES VALUE ($)
Industrial REITs - (0.5)% (continued)
STAG Industrial, Inc., REIT
(35,900) (1,294,554)
(13,537,501)
Office REITs - ( 0 .0 ) % †
BXP, Inc., REIT (19,481) (1,011,064)
Real Estate Management & Development - ( 0 .3 ) %
CapitaLand Investment Ltd.
(Singapore) (2) (256,000) (544,922)
CBRE Group, Inc., Class A
(13,402) (1,815,435)
CoStar Group, Inc.
(94,165) (3,798,616)
Lendlease Corp. Ltd. (Australia) (2)
(266,051) (612,542)
Zillow Group, Inc., Class C
(54,408) (2,251,403)
(9,022,918)
Residential REITs - ( 0 .6 ) %
AvalonBay Communities, Inc., REIT
(31,771) (5,189,793)
Equity LifeStyle Properties, Inc.,
REIT (52,194) (3,257,949)
Equity Residential, REIT
(72,529) (4,290,090)
Independence Realty Trust, Inc.,
REIT (74,695) (1,112,209)
Mid-America Apartment
Communities, Inc., REIT (14,482) (1,768,542)
UDR, Inc., REIT
(93,321) (3,152,383)
(18,770,966)
Retail REITs - ( 0 .7 ) %
Agree Realty Corp., REIT
(16,626) (1,253,268)
Brixmor Property Group, Inc., REIT
(16,817) (484,330)
Kimco Realty Corp., REIT
(78,186) (1,756,839)
Realty Income Corp., REIT
(204,132) (12,488,796)
Regency Centers Corp., REIT
(46,680) (3,531,809)
(19,515,042)
Specialized REITs - ( 1 .0 ) %
Crown Castle, Inc., REIT
(81,205) (6,602,779)
Digital Realty Trust, Inc., REIT
(15,726) (2,833,983)
Extra Space Storage, Inc., REIT
(23,028) (3,019,662)
Public Storage, REIT
(49,397) (13,380,659)
Rayonier, Inc., REIT
(144,050) (2,970,311)
VICI Properties, Inc., Class A, REIT
(41,626) (1,137,222)
Weyerhaeuser Co., REIT
(33,591) (820,628)
(30,765,244)
Total Real Estate (130,056,693)
Utilities - ( 6 .1 ) %
Electric Utilities - ( 4 .1 ) %
Acciona SA (Spain) (2)
(3,526) (927,206)
Alliant Energy Corp.
(137,482) (9,865,708)
BKW AG (Switzerland) (2)
(5,376) (1,059,931)
Duke Energy Corp.
(103,613) (13,567,086)
Emera, Inc. (Canada)
(23,239) (1,204,633)
Entergy Corp.
(105,357) (11,837,913)
Exelon Corp.
(76,631) (3,756,452)
FirstEnergy Corp.
(29,481) (1,493,507)
Fortis, Inc. (Canada)
(47,352) (2,641,786)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Electric Utilities - (4.1)% (continued)
Hydro One Ltd. (Canada) (c)
(27,528) (1,136,858)
Iberdrola SA (Spain) (2)
(388,801) (8,901,275)
IDACORP, Inc.
(2,104) (300,809)
NextEra Energy, Inc.
(174,292) (16,188,241)
NRG Energy, Inc.
(2,055) (300,318)
Oklo, Inc.
(150,929) (7,484,569)
Origin Energy Ltd. (Australia) (2)
(164,423) (1,414,886)
Pinnacle West Capital Corp.
(6,898) (694,973)
PPL Corp.
(82,847) (3,164,755)
Redeia Corp. SA (Spain) (2)
(79,074) (1,340,332)
Southern Co. (The)
(51,835) (5,003,114)
SSE plc (United Kingdom) (2)
(279,120) (9,648,789)
Terna - Rete Elettrica Nazionale
(Italy) (2) (1,035,045) (11,838,236)
Xcel Energy, Inc.
(107,789) (8,562,758)
(122,334,135)
Gas Utilities - ( 0 .2 ) %
APA Group (Australia) (2)
(143,500) (988,530)
MDU Resources Group, Inc.
(101,274) (2,098,397)
UGI Corp.
(94,906) (3,456,477)
(6,543,404)
Independent Power and Renewable Electricity Producers - ( 0 .9 ) %
AES Corp. (The)
(82,938) (1,168,596)
Brookfield Renewable Corp.
(Canada) (12,203) (486,330)
Clearway Energy, Inc., Class C
(139,912) (5,497,143)
ERG SpA (Italy) (2)
(54,573) (1,393,324)
Ormat Technologies, Inc.
(83,825) (9,381,694)
Talen Energy Corp.
(19,359) (6,179,974)
Vistra Corp.
(25,521) (3,836,572)
(27,943,633)
Multi-Utilities - ( 0 .9 ) %
CenterPoint Energy, Inc.
(6,881) (296,984)
Consolidated Edison, Inc.
(35,481) (4,015,739)
Dominion Energy, Inc.
(179,076) (11,070,478)
Engie SA (France) (2)
(138,013) (4,447,808)
Sembcorp Industries Ltd.
(Singapore) (2) (305,400) (1,585,992)
Sempra
(20,818) (2,022,885)
WEC Energy Group, Inc.
(19,832) (2,295,951)
(25,735,837)
Water Utilities - ( 0 .0 ) % †
Pennon Group plc (United Kingdom)
(39,803) (278,958)
United Utilities Group plc (United
Kingdom) (2) (34,408) (599,943)
(878,901)
Total Utilities (183,435,910)
TOTAL COMMON STOCKS
(Proceeds $(3,291,721,283)) (2,893,373,676)
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - (0.3)%
Consumer Discretionary - ( 0 .2 ) %
Automobiles - ( 0 .2 ) %
Dr Ing hc F Porsche AG
(Preference) (Germany) (2)(c) (112,357) (5,118,348)
Health Care - ( 0 .1 ) %
Life Sciences Tools & Services - ( 0 .1 ) %
Sartorius AG (Preference)
(Germany) (2) (19,538) (4,888,734)
TOTAL PREFERRED STOCKS
(Proceeds $(12,185,103)) (10,007,082)
TOTAL SHORT POSITIONS
(Proceeds $(3,303,906,386)) (2,903,380,758)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 75.9%
(Cost $1,463,393,871) 2,274,041,761
OTHER ASSETS IN EXCESS OF
LIABILITIES - 24.1% ‡ 723,165,650
NET ASSETS - 100.0% 2,997,207,411
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (914,888)       (0.0) % †
Consumer Discretionary 40,405,299 1 .3
Consumer Staples (41,839,408) ( 1 .3 )
Energy 2,953,563 0 .1
Financials 60,032,656 2 .0
Health Care (78,627,517) ( 2 .6 )
Industrials 48,954,977 1 .6
Information Technology (69,127,732) ( 2 .3 )
Materials 51,903,188 1 .7
Purchased Options 9,756,878 0 .3
Real Estate (73,487,133) ( 2 .5 )
Utilities (42,878,735) ( 1 .4 )
Investment Companies 727,382,552 24 .3
U.S. Treasury Obligations 1,639,528,061 54 .7
Total Investments In Securities
At Value 2,274,041,761 75 .9
Other Assets in Excess of
Liabilities ‡ 723,165,650 24 .1
Net Assets
$ 2,997,207,411 100 .0%

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures, swap and written option contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at March 31,
2026 amounted to $2,741,801,008, which is inclusive of rehypothecated amounts disclosed below. In addition, $635,724,483 of cash collateral was also pledged.
(b) All or a portion of this security has been rehypothecated. Total value of all such securities at March 31, 2026 amounted to $361,695,660.
(c) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2026 amounted to $19,877,956 of investments in securities and $(37,419,615) of securities sold short, which represents 0.66% and (1.25)% of net assets of the Fund, respectively.
(d) Represents 7-day effective yield as of March 31, 2026.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(f) For the period ended March 31, 2026, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
(i) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at March 31, 2026 amounted to $(1,059,270) of securities sold short, which represents (0.04)% of net assets of the Fund.
Affiliate
Value
At
12/31/2025
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
3/31/2026
Shares
Held At
3/31/2026
Distributions
Received**
SHORT-TERM INVESTMENTS - 23.1%
INVESTMENT COMPANIES - 23.1%
Limited Purpose Cash
Investment Fund,
3.65% (a)
(Cost $690,779,966) $427,533,862 $1,393,431,727 $(1,130,437,134) $260,772 $– $690,789,227 690,789,227 $5,605,483
**   Distributions received include dividend income and capital gains distributions, if any, from the underlying fund.
(a) Represents 7-day effective yield as of March 31, 2026.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
Written put option contracts (premium-style) outstanding as of March 31, 2026:
Over-the-Counter
D ESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE
PREMIUM
PAID
(RECEIVED) VALUE
S&P 500 Index JPMC 199 USD (129,917,548) USD 5,600 6/18/2026 $ (1,298,702) $ (1,090,618)
$ (1,298,702) $ (1,090,618)
Credit default swap contracts outstanding - buy protection as of March 31, 2026:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Main Index
Series 45.V1 1 .00 % Quarterly 6/20/2031 0 .71 % EUR 2,274,000 $ (34,090) $ (2,724) $ (36,814)
iTraxx Europe Main Index
Series 45.V1 1 .00 Quarterly 6/20/2031 0 .71 EUR 2,274,000 (34,090) (2,724) (36,814)
Markit CDX North America
High Yield Index Series
46.V1 5 .00 Quarterly 6/20/2031 3 .86 USD 2,667,000 (112,669) (14,028) (126,697)
Markit CDX North America
High Yield Index Series
46.V1 5 .00 Quarterly 6/20/2031 3 .86 USD 2,667,000 (112,669) (14,028) (126,697)
$ (293,518) $ (33,504) $ (327,022)
Credit default swap contracts outstanding - sell protection as of March 31, 2026 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 45.V1 5 .00 % Quarterly 6/20/2031 3 .53 % EUR 5,568,000 $ 425,907 $ (10,751) $ 415,156
iTraxx Europe Crossover
Index Series 45.V1 5 .00 Quarterly 6/20/2031 3 .53 EUR 5,568,000 425,906 (10,750) 415,156
Markit CDX North America
Investment Grade Index
Series 46.V1 1 .00 Quarterly 6/20/2031 0 .63 USD 8,464,000 141,363 7,554 148,917
Markit CDX North America
Investment Grade Index
Series 46.V1 1 .00 Quarterly 6/20/2031 0 .63 USD 8,464,000 141,364 7,554 148,918
1,134,540 (6,393) 1,128,147
Markit CDX North America
Emerging Markets Index
Series 45.V1 1 .00 % Quarterly 6/20/2031 1 .94 % USD 5,094,000 $ (205,875) $ (6,175) $ (212,050)
Markit CDX North America
Emerging Markets Index
Series 45.V1 1 .00 Quarterly 6/20/2031 1 .94 USD 5,094,000 (205,875) (6,176) (212,051)
(411,750) (12,351) (424,101)
$ 722,790 $ (18,744) $ 704,046

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
Forward effective interest rate swap contracts outstanding as of March 31, 2026:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 3.50% Semi 9/17/2036 CAD 12,700,000 $ 172,607 $ 152 $ 172,759
Pay 1D CORRA Semi 3.50% Semi 9/17/2036 CAD 12,700,000 172,683 213 172,896
Pay 1D SARON Annual 0.50% Annual 9/17/2031 CHF 22,300,000 179,582 8,796 188,378
Pay 1D SARON Annual 0.50% Annual 9/17/2031 CHF 22,200,000 178,777 8,757 187,534
Pay 1D SONIA Annual 4.50% Annual 9/17/2036 GBP 16,300,000 12,763 13,640 26,403
Pay 1D SONIA Annual 4.50% Annual 9/17/2036 GBP 16,300,000 12,763 13,640 26,403
Pay 1D TIIEOIS Monthly 8.00% Monthly 9/13/2028 MXN 85,000,000 545 – 545
Pay 1D TIIEOIS Monthly 8.00% Monthly 9/13/2028 MXN 85,000,000 545 – 545
Pay 3M BBR Qtrly 4.00% Semi 6/14/2028 NZD 300,000 1,113 291 1,404
Pay 3M BBR Qtrly 4.00% Semi 6/14/2028 NZD 300,000 1,113 226 1,339
Pay 3M HIBOR Qtrly 3.00% Qtrly 9/17/2031 HKD 11,900,000 3,620 5,491 9,111
Pay 3M HIBOR Qtrly 3.00% Qtrly 9/17/2031 HKD 11,900,000 3,620 5,491 9,111
Pay 3M JIBAR Qtrly 8.00% Qtrly 9/17/2031 ZAR 400,000 162 1,315 1,477
Pay 3M JIBAR Qtrly 8.00% Qtrly 9/17/2031 ZAR 400,000 162 1,315 1,477
Pay 3M STIBOR Qtrly 3.00% Annual 6/21/2028 SEK 578,600,000 279,518 – 279,518
Pay 3M STIBOR Qtrly 3.00% Annual 6/21/2028 SEK 578,500,000 279,470 – 279,470
Pay 6M BBR Semi 5.00% Semi 9/11/2031 AUD 59,800,000 (8,753) 158,256 149,503
Pay 6M BBR Semi 5.00% Semi 9/11/2031 AUD 59,800,000 (9,639) 159,142 149,503
Pay 6M BUBOR Semi 7.50% Annual 9/20/2028 HUF 760,200,000 1,897 – 1,897
Pay 6M BUBOR Semi 7.50% Annual 9/20/2028 HUF 760,300,000 1,897 – 1,897
Pay 6M EURIBOR Semi 3.00% Annual 6/21/2028 EUR 16,500,000 29,119 9,913 39,032
Pay 6M EURIBOR Semi 3.00% Annual 6/21/2028 EUR 16,400,000 28,943 9,830 38,773
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2028 EUR 45,800,000 (54,354) 137,754 83,400
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2028 EUR 45,900,000 (54,171) 137,754 83,583
Pay 6M EURIBOR Semi 3.00% Annual 9/17/2031 EUR 1,100,000 (4,426) 8,146 3,720
Pay 6M EURIBOR Semi 3.00% Annual 9/17/2031 EUR 1,200,000 (4,553) 8,540 3,987
Pay 6M NIBOR Semi 4.50% Annual 6/18/2036 NOK 25,000,000 12,965 (614) 12,351
Pay 6M NIBOR Semi 4.50% Annual 6/18/2036 NOK 25,000,000 12,964 (614) 12,350
Receive 1D CLICP Semi 5.00% Semi 9/20/2028 CLP 10,050,000,000 14,877 (8,639) 6,238
Receive 1D CLICP Semi 5.00% Semi 9/20/2028 CLP 10,050,000,000 14,877 (8,639) 6,238
Receive 1D CLICP Semi 5.00% Semi 9/16/2031 CLP 4,219,900,000 49,081 (20,274) 28,807
Receive 1D CLICP Semi 5.00% Semi 9/16/2031 CLP 4,219,900,000 49,081 (20,274) 28,807
Receive 1D CORRA Semi 2.50% Semi 6/21/2028 CAD 95,300,000 107,685 297,015 404,700
Receive 1D CORRA Semi 2.50% Semi 6/21/2028 CAD 95,300,000 107,388 297,312 404,700
Receive 1D CORRA Semi 2.50% Semi 9/20/2028 CAD 156,500,000 744,038 72,669 816,707
Receive 1D CORRA Semi 2.50% Semi 9/20/2028 CAD 155,500,000 735,494 75,994 811,488
Receive 1D IBR Qtrly 12.00% Qtrly 6/20/2028 COP 8,558,600,000 5,060 3,696 8,756
Receive 1D IBR Qtrly 11.00% Qtrly 6/20/2028 COP 8,676,200,000 3,467 46,195 49,662
Receive 1D IBR Qtrly 11.00% Qtrly 6/20/2028 COP 8,676,200,000 3,467 46,195 49,662
Receive 1D IBR Qtrly 12.00% Qtrly 6/20/2028 COP 8,558,600,000 5,060 3,696 8,756
Receive 1D IBR Qtrly 12.00% Qtrly 9/18/2028 COP 18,898,000,000 13,863 3,432 17,295
Receive 1D IBR Qtrly 12.00% Qtrly 9/18/2028 COP 18,898,000,000 13,863 3,432 17,295
Receive 1D MIBOR Semi 6.50% Semi 9/18/2028 INR 1,786,900,000 (48,122) 109,089 60,967
Receive 1D MIBOR Semi 6.50% Semi 9/18/2028 INR 1,786,900,000 (48,122) 109,089 60,967
Receive 1D MIBOR Semi 6.50% Semi 6/17/2031 INR 71,100,000 (984) 11,557 10,573
Receive 1D MIBOR Semi 6.50% Semi 6/17/2031 INR 71,100,000 (984) 11,557 10,573
Receive 1D MIBOR Semi 6.50% Semi 9/16/2031 INR 403,100,000 6,807 64,858 71,665
Receive 1D MIBOR Semi 6.50% Semi 9/16/2031 INR 403,100,000 6,807 64,858 71,665
Receive 1D SARON Annual 0.00% Annual 9/20/2028 CHF 102,900,000 804,498 (207,779) 596,719
Receive 1D SARON Annual 0.00% Annual 9/20/2028 CHF 103,000,000 805,397 (208,138) 597,259
Receive 1D SARON Annual 0.50% Annual 9/17/2036 CHF 6,900,000 70,450 10,412 80,862
Receive 1D SARON Annual 0.50% Annual 9/17/2036 CHF 7,000,000 72,328 9,707 82,035
Receive 1D SHIRON Annual 3.50% Annual 9/20/2028 ILS 6,900,000 9,100 3,075 12,175
Receive 1D SHIRON Annual 3.50% Annual 9/20/2028 ILS 6,800,000 8,968 2,959 11,927

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D SOFR Annual 3.50% Annual 6/21/2028 USD 100,000 $ 195 $ – $ 195
Receive 1D SOFR Annual 3.50% Annual 9/20/2028 USD 326,500,000 (398,805) 836,580 437,775
Receive 1D SOFR Annual 3.50% Annual 9/20/2028 USD 326,500,000 (398,976) 836,949 437,973
Receive 1D SOFR Annual 3.50% Annual 6/18/2031 USD 100,000 (964) 1,568 604
Receive 1D SOFR Annual 3.50% Annual 9/17/2031 USD 46,600,000 24,638 272,370 297,008
Receive 1D SOFR Annual 3.50% Annual 9/17/2031 USD 46,600,000 24,573 272,436 297,009
Receive 1D SONIA Annual 4.00% Annual 6/18/2031 GBP 1,100,000 24,573 (9,937) 14,636
Receive 1D SONIA Annual 4.00% Annual 6/18/2031 GBP 1,000,000 23,944 (10,638) 13,306
Receive 1D SONIA Annual 4.00% Annual 9/17/2031 GBP 148,000,000 191,492 1,829,612 2,021,104
Receive 1D SONIA Annual 4.00% Annual 9/17/2031 GBP 148,000,000 195,398 1,825,833 2,021,231
Receive 1D THOR Qtrly 1.50% Qtrly 9/18/2028 THB 295,200,000 4,536 1,511 6,047
Receive 1D THOR Qtrly 1.50% Qtrly 9/18/2028 THB 295,200,000 4,536 1,511 6,047
Receive 1D TONAR Annual 1.50% Annual 9/20/2028 JPY 30,128,000,000 (27,396) 307,092 279,696
Receive 1D TONAR Annual 1.50% Annual 9/20/2028 JPY 30,128,000,000 (27,396) 307,093 279,697
Receive 1D TONAR Annual 2.00% Annual 6/18/2036 JPY 6,929,800,000 (189,632) 977,396 787,764
Receive 1D TONAR Annual 2.00% Annual 6/18/2036 JPY 6,929,700,000 (189,641) 977,394 787,753
Receive 1D TONAR Annual 2.00% Annual 9/17/2036 JPY 2,206,100,000 101,184 214,341 315,525
Receive 1D TONAR Annual 2.00% Annual 9/17/2036 JPY 2,206,100,000 101,184 214,341 315,525
Receive 3M BBR Qtrly 4.50% Qtrly 6/08/2028 AUD 272,500,000 268,393 286,684 555,077
Receive 3M BBR Qtrly 4.50% Qtrly 6/08/2028 AUD 272,400,000 268,337 286,536 554,873
Receive 3M BBR Qtrly 4.50% Qtrly 9/07/2028 AUD 363,700,000 1,195,035 (396,736) 798,299
Receive 3M BBR Qtrly 4.50% Qtrly 9/07/2028 AUD 363,800,000 1,194,800 (396,237) 798,563
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 6/21/2028 KRW 200,000 – 1 1
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 9/20/2028 KRW 49,764,900,000 (112,291) 303,712 191,421
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 9/20/2028 KRW 49,764,900,000 (112,291) 303,712 191,421
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 6/18/2031 KRW 5,856,600,000 (17,952) 70,512 52,560
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 6/18/2031 KRW 5,856,600,000 (17,952) 70,512 52,560
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 9/17/2031 KRW 21,439,400,000 (18,312) 237,891 219,579
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 9/17/2031 KRW 21,439,400,000 (18,312) 237,891 219,579
Receive 3M JIBAR Qtrly 7.00% Qtrly 9/20/2028 ZAR 28,500,000 9,539 5,994 15,533
Receive 3M JIBAR Qtrly 7.50% Qtrly 9/20/2028 ZAR 67,000,000 36 1,525 1,561
Receive 3M JIBAR Qtrly 7.00% Qtrly 9/20/2028 ZAR 28,500,000 9,539 5,994 15,533
Receive 3M JIBAR Qtrly 7.50% Qtrly 9/20/2028 ZAR 67,000,000 36 1,525 1,561
Receive 3M STIBOR Qtrly 2.50% Annual 6/21/2028 SEK 678,200,000 330,528 26,597 357,125
Receive 3M STIBOR Qtrly 2.50% Annual 6/21/2028 SEK 678,100,000 330,468 26,604 357,072
Receive 3M STIBOR Qtrly 3.00% Annual 9/17/2036 SEK 22,500,000 38,456 (7,694) 30,762
Receive 3M STIBOR Qtrly 3.00% Annual 9/17/2036 SEK 22,500,000 39,769 (9,480) 30,289
Receive 3M TWCPBA Qtrly 2.00% Qtrly 9/18/2028 TWD 519,000,000 3,563 54,752 58,315
Receive 3M TWCPBA Qtrly 2.00% Qtrly 9/18/2028 TWD 519,000,000 3,563 54,752 58,315
Receive 6M BBR Semi 5.00% Semi 6/12/2036 AUD 15,100,000 77,113 (19,274) 57,839
Receive 6M BBR Semi 5.00% Semi 6/12/2036 AUD 15,000,000 75,699 (18,244) 57,455
Receive 6M BUBOR Semi 7.00% Annual 6/21/2028 HUF 35,200,000 646 (115) 531
Receive 6M BUBOR Semi 7.00% Annual 6/21/2028 HUF 35,200,000 646 (115) 531
Receive 6M BUBOR Semi 7.00% Annual 9/20/2028 HUF 1,010,000,000 32,217 (14,444) 17,773
Receive 6M BUBOR Semi 7.00% Annual 9/20/2028 HUF 1,010,000,000 32,218 (14,444) 17,774
Receive 6M BUBOR Semi 7.00% Annual 9/17/2031 HUF 595,000,000 16,011 (1,804) 14,207
Receive 6M BUBOR Semi 7.00% Annual 9/17/2031 HUF 595,000,000 16,011 (1,804) 14,207
Receive 6M EURIBOR Semi 2.50% Annual 9/17/2031 EUR 184,200,000 1,733,021 2,524,145 4,257,166
Receive 6M EURIBOR Semi 2.50% Annual 9/17/2031 EUR 184,300,000 1,740,222 2,519,255 4,259,477
Receive 6M EURIBOR Semi 3.00% Annual 9/20/2056 EUR 1,400,000 33,247 169 33,416
Receive 6M EURIBOR Semi 3.00% Annual 9/20/2056 EUR 1,500,000 34,909 895 35,804
Receive 6M NIBOR Semi 4.00% Annual 6/21/2028 NOK 1,500,700,000 282,003 2,347,379 2,629,382
Receive 6M NIBOR Semi 4.00% Annual 6/21/2028 NOK 1,500,600,000 281,978 2,347,229 2,629,207
Receive 6M NIBOR Semi 4.50% Annual 9/20/2028 NOK 1,251,900,000 191,883 720,438 912,321
Receive 6M NIBOR Semi 4.50% Annual 9/20/2028 NOK 1,251,800,000 191,801 720,447 912,248
Receive 6M NIBOR Semi 4.50% Annual 6/18/2031 NOK 65,500,000 36,528 (4,402) 32,126
Receive 6M NIBOR Semi 4.50% Annual 6/18/2031 NOK 65,500,000 36,528 (4,402) 32,126

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M NIBOR Semi 4.00% Annual 6/18/2036 NOK 165,800,000 $ 239,836 $ 344,187 $ 584,023
Receive 6M NIBOR Semi 4.00% Annual 6/18/2036 NOK 165,800,000 239,836 344,187 584,023
Receive 6M NIBOR Semi 4.00% Annual 9/17/2036 NOK 291,700,000 807,807 168,129 975,936
Receive 6M NIBOR Semi 4.00% Annual 9/17/2036 NOK 291,900,000 812,511 164,094 976,605
Receive 6M PRIBOR Semi 4.00% Annual 9/20/2028 CZK 67,500,000 19,440 4,845 24,285
Receive 6M PRIBOR Semi 4.00% Annual 9/20/2028 CZK 67,500,000 19,440 4,845 24,285
Receive 6M WIBOR Semi 4.50% Annual 9/20/2028 PLN 41,400,000 21,657 (11,939) 9,718
Receive 6M WIBOR Semi 4.50% Annual 9/20/2028 PLN 41,400,000 21,577 (11,859) 9,718
Receive 6M WIBOR Semi 4.50% Annual 9/17/2031 PLN 10,100,000 28,283 (8,026) 20,257
Receive 6M WIBOR Semi 4.50% Annual 9/17/2031 PLN 10,100,000 28,117 (7,849) 20,268
14,713,956 23,572,510 38,286,466
Pay 1D CLICP Semi 4.50% Semi 9/20/2028 CLP 1,103,100,000 (2,221) (9,836) (12,057)
Pay 1D CLICP Semi 4.50% Semi 9/20/2028 CLP 1,103,100,000 (2,221) (9,836) (12,057)
Pay 1D CORRA Semi 3.00% Semi 6/18/2036 CAD 11,300,000 (82,241) (92,466) (174,707)
Pay 1D CORRA Semi 3.00% Semi 6/18/2036 CAD 11,300,000 (82,255) (92,452) (174,707)
Pay 1D SARON Annual 0.50% Annual 6/18/2036 CHF 1,100,000 (11,844) 1,245 (10,599)
Pay 1D SARON Annual 0.50% Annual 6/18/2036 CHF 1,000,000 (10,855) 1,245 (9,610)
Pay 1D SHIRON Annual 3.50% Annual 9/17/2031 ILS 2,400,000 3,791 (15,323) (11,532)
Pay 1D SHIRON Annual 3.50% Annual 9/17/2031 ILS 2,500,000 3,936 (16,007) (12,071)
Pay 1D SOFR Annual 3.50% Annual 6/21/2028 USD 100,000 (390) 195 (195)
Pay 1D SOFR Annual 3.50% Annual 6/18/2031 USD 100,000 (577) (27) (604)
Pay 1D SOFR Annual 3.50% Annual 9/17/2036 USD 27,600,000 (585,054) (320,235) (905,289)
Pay 1D SOFR Annual 3.50% Annual 9/17/2036 USD 27,600,000 (586,595) (318,694) (905,289)
Pay 1D SOFR Annual 4.00% Annual 9/20/2056 USD 5,000,000 (52,879) (65,616) (118,495)
Pay 1D SOFR Annual 4.00% Annual 9/20/2056 USD 4,900,000 (51,501) (64,624) (116,125)
Pay 1D SONIA Annual 4.00% Annual 9/20/2028 GBP 68,400,000 (418,247) (46,676) (464,923)
Pay 1D SONIA Annual 4.00% Annual 9/20/2028 GBP 68,400,000 (413,360) (51,564) (464,924)
Pay 1D SONIA Annual 4.50% Annual 6/21/2056 GBP 4,300,000 (98,810) (177,952) (276,762)
Pay 1D SONIA Annual 4.50% Annual 6/21/2056 GBP 4,300,000 (99,936) (176,825) (276,761)
Pay 1D SONIA Annual 4.50% Annual 9/20/2056 GBP 13,400,000 (717,289) (156,743) (874,032)
Pay 1D SONIA Annual 4.50% Annual 9/20/2056 GBP 13,300,000 (706,713) (160,886) (867,599)
Pay 1D SORA Semi 1.50% Semi 9/20/2028 SGD 14,400,000 17,893 (77,397) (59,504)
Pay 1D SORA Semi 1.50% Semi 9/20/2028 SGD 14,500,000 18,253 (78,191) (59,938)
Pay 1D SORA Semi 2.00% Semi 9/17/2031 SGD 5,100,000 52,737 (74,735) (21,998)
Pay 1D SORA Semi 2.00% Semi 9/17/2031 SGD 5,000,000 52,109 (73,661) (21,552)
Pay 1D TIIEOIS Monthly 7.50% Monthly 6/14/2028 MXN 18,500,000 (1,144) (3,483) (4,627)
Pay 1D TIIEOIS Monthly 7.50% Monthly 6/14/2028 MXN 18,600,000 (1,150) (3,502) (4,652)
Pay 1D TIIEOIS Monthly 7.50% Monthly 9/10/2031 MXN 85,700,000 3,183 (161,442) (158,259)
Pay 1D TIIEOIS Monthly 7.50% Monthly 9/10/2031 MXN 85,700,000 3,183 (161,442) (158,259)
Pay 1D TONAR Annual 1.50% Annual 6/18/2031 JPY 15,565,400,000 (165,050) (1,267,079) (1,432,129)
Pay 1D TONAR Annual 1.50% Annual 6/18/2031 JPY 15,565,300,000 (165,027) (1,267,092) (1,432,119)
Pay 1D TONAR Annual 1.50% Annual 9/17/2031 JPY 1,354,500,000 (149,004) 796 (148,208)
Pay 1D TONAR Annual 1.50% Annual 9/17/2031 JPY 1,354,500,000 (149,004) 796 (148,208)
Pay 1D TONAR Annual 2.50% Annual 6/20/2046 JPY 3,459,700,000 (378,714) (732,158) (1,110,872)
Pay 1D TONAR Annual 2.50% Annual 6/20/2046 JPY 3,459,700,000 (378,729) (732,144) (1,110,873)
Pay 1D TONAR Annual 2.50% Annual 9/19/2046 JPY 2,437,400,000 (406,182) (463,444) (869,626)
Pay 1D TONAR Annual 2.50% Annual 9/19/2046 JPY 2,437,400,000 (406,182) (463,443) (869,625)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/18/2028 CNY 39,000,000 2,371 (4,563) (2,192)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/18/2028 CNY 39,000,000 2,371 (4,563) (2,192)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/16/2031 CNY 25,500,000 (17,900) (4,708) (22,608)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/16/2031 CNY 25,500,000 (17,902) (4,708) (22,610)
Pay 3M BBR Qtrly 4.00% Semi 6/11/2031 NZD 3,200,000 12,082 (15,694) (3,612)
Pay 3M BBR Qtrly 4.00% Semi 6/11/2031 NZD 3,300,000 12,305 (16,031) (3,726)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M BBR Qtrly 4.00% Semi 9/10/2031 NZD 104,300,000 $ (501,426) $ 108,347 $ (393,079)
Pay 3M BBR Qtrly 4.00% Semi 9/10/2031 NZD 104,300,000 (501,486) 108,408 (393,078)
Pay 3M CD_KSDA Qtrly 3.50% Qtrly 6/21/2028 KRW 200,000 – – –
Pay 3M JIBAR Qtrly 6.00% Qtrly 9/20/2028 ZAR 122,100,000 (69,307) (127,321) (196,628)
Pay 3M JIBAR Qtrly 6.00% Qtrly 9/20/2028 ZAR 122,100,000 (69,307) (127,321) (196,628)
Pay 3M JIBAR Qtrly 6.50% Qtrly 9/17/2031 ZAR 71,900,000 (75,438) (156,436) (231,874)
Pay 3M JIBAR Qtrly 6.50% Qtrly 9/17/2031 ZAR 71,900,000 (75,438) (156,436) (231,874)
Pay 6M BBR Semi 5.00% Semi 9/11/2036 AUD 9,000,000 (63,020) 7,889 (55,131)
Pay 6M BBR Semi 5.00% Semi 9/11/2036 AUD 8,900,000 (62,120) 8,106 (54,014)
Pay 6M BBR Semi 5.00% Semi 6/07/2046 AUD 200,000 (272) (2,298) (2,570)
Pay 6M BBR Semi 5.00% Semi 6/07/2046 AUD 200,000 (272) (2,298) (2,570)
Pay 6M BBR Semi 5.00% Semi 9/13/2046 AUD 4,500,000 (86,539) 27,703 (58,836)
Pay 6M BBR Semi 5.00% Semi 9/13/2046 AUD 4,400,000 (81,416) 23,888 (57,528)
Pay 6M BUBOR Semi 5.50% Annual 9/17/2031 HUF 684,400,000 (30,048) (109,567) (139,615)
Pay 6M BUBOR Semi 5.50% Annual 9/17/2031 HUF 684,400,000 (30,048) (109,567) (139,615)
Pay 6M EURIBOR Semi 3.00% Annual 6/18/2036 EUR 8,200,000 159,126 (233,872) (74,746)
Pay 6M EURIBOR Semi 3.00% Annual 6/18/2036 EUR 8,200,000 160,430 (235,176) (74,746)
Pay 6M EURIBOR Semi 3.00% Annual 9/17/2036 EUR 41,800,000 316,905 (784,249) (467,344)
Pay 6M EURIBOR Semi 3.00% Annual 9/17/2036 EUR 41,700,000 316,721 (782,704) (465,983)
Pay 6M NIBOR Semi 4.00% Annual 6/18/2031 NOK 75,000,000 (11,102) (188,607) (199,709)
Pay 6M NIBOR Semi 4.00% Annual 6/18/2031 NOK 75,000,000 (11,069) (188,640) (199,709)
Pay 6M NIBOR Semi 4.50% Annual 9/17/2031 NOK 698,900,000 90,735 (281,144) (190,409)
Pay 6M NIBOR Semi 4.50% Annual 9/17/2031 NOK 698,900,000 90,735 (281,144) (190,409)
Receive 1D CORRA Semi 3.00% Semi 6/21/2028 CAD 300,000 (580) (235) (815)
Receive 1D CORRA Semi 3.00% Semi 6/21/2028 CAD 400,000 (782) (302) (1,084)
Receive 1D CORRA Semi 3.00% Semi 9/20/2028 CAD 13,500,000 (7,153) (15,826) (22,979)
Receive 1D CORRA Semi 3.00% Semi 9/20/2028 CAD 12,500,000 (6,118) (15,175) (21,293)
Receive 1D CORRA Semi 3.00% Semi 6/18/2031 CAD 51,000,000 (116,653) 13,106 (103,547)
Receive 1D CORRA Semi 3.00% Semi 6/18/2031 CAD 50,900,000 (116,432) 13,088 (103,344)
Receive 1D CORRA Semi 3.00% Semi 9/17/2031 CAD 40,600,000 37,197 (58,277) (21,080)
Receive 1D CORRA Semi 3.00% Semi 9/17/2031 CAD 40,700,000 37,254 (58,408) (21,154)
Receive 1D CORRA Semi 3.50% Semi 6/18/2036 CAD 100,000 (1,517) – (1,517)
Receive 1D IBR Qtrly 11.50% Qtrly 6/17/2031 COP 1,046,500,000 2,772 (2,839) (67)
Receive 1D IBR Qtrly 11.50% Qtrly 6/17/2031 COP 1,046,500,000 2,772 (2,839) (67)
Receive 1D IBR Qtrly 11.50% Qtrly 9/16/2031 COP 3,946,100,000 7,216 (9,926) (2,710)
Receive 1D IBR Qtrly 11.50% Qtrly 9/16/2031 COP 3,946,100,000 7,216 (9,926) (2,710)
Receive 1D SOFR Annual 4.00% Annual 9/17/2036 USD 1,200,000 (10,445) 2,802 (7,643)
Receive 1D SOFR Annual 4.00% Annual 9/17/2036 USD 1,300,000 (11,315) 2,869 (8,446)
Receive 1D SONIA Annual 4.50% Annual 9/20/2028 GBP 34,600,000 (149,584) (23,609) (173,193)
Receive 1D SONIA Annual 4.50% Annual 9/20/2028 GBP 34,600,000 (156,833) (16,420) (173,253)
Receive 1D SONIA Annual 4.50% Annual 6/18/2036 GBP 7,500,000 (92,652) 63,219 (29,433)
Receive 1D SONIA Annual 4.50% Annual 6/18/2036 GBP 7,500,000 (93,117) 63,685 (29,432)
Receive 1D THOR Qtrly 2.00% Qtrly 9/16/2031 THB 246,500,000 (55,886) – (55,886)
Receive 1D THOR Qtrly 2.00% Qtrly 9/16/2031 THB 246,500,000 (55,886) – (55,886)
Receive 1D TIIEOIS Monthly 8.00% Monthly 6/14/2028 MXN 15,600,000 (3,513) – (3,513)
Receive 1D TIIEOIS Monthly 8.00% Monthly 6/14/2028 MXN 15,400,000 (3,468) – (3,468)
Receive 1D TIIEOIS Monthly 8.50% Monthly 6/11/2031 MXN 1,300,000 (836) (8) (844)
Receive 1D TIIEOIS Monthly 8.50% Monthly 6/11/2031 MXN 1,300,000 (836) (8) (844)
Receive 1D TIIEOIS Monthly 8.50% Monthly 9/10/2031 MXN 32,000,000 (10,928) (886) (11,814)
Receive 1D TIIEOIS Monthly 8.50% Monthly 9/10/2031 MXN 32,000,000 (10,928) (886) (11,814)
Receive 1D TONAR Annual 1.50% Annual 6/21/2028 JPY 124,317,400,000 (1,407,849) 853,175 (554,674)
Receive 1D TONAR Annual 1.50% Annual 6/21/2028 JPY 124,317,300,000 (1,407,847) 853,174 (554,673)
Receive 3M BBR Qtrly 4.00% Semi 9/13/2028 NZD 322,000,000 (416,973) (263,759) (680,732)
Receive 3M BBR Qtrly 4.00% Semi 9/13/2028 NZD 322,000,000 (417,658) (263,075) (680,733)
Receive 3M BBR Qtrly 4.50% Semi 6/11/2036 NZD 4,700,000 (25,710) (799) (26,509)
Receive 3M BBR Qtrly 4.50% Semi 6/11/2036 NZD 4,700,000 (25,710) (799) (26,509)
Receive 3M BBR Qtrly 4.50% Semi 9/10/2036 NZD 40,000,000 47,764 (143,363) (95,599)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 3M BBR Qtrly 4.50% Semi 9/10/2036 NZD 40,000,000 $ 48,591 $ (144,477) $ (95,886)
Receive 3M HIBOR Qtrly 3.00% Qtrly 9/20/2028 HKD 24,200,000 1,160 (8,259) (7,099)
Receive 3M HIBOR Qtrly 3.00% Qtrly 9/20/2028 HKD 24,100,000 1,172 (8,241) (7,069)
Receive 3M STIBOR Qtrly 3.00% Annual 9/20/2028 SEK 127,500,000 (38,834) – (38,834)
Receive 3M STIBOR Qtrly 3.00% Annual 9/20/2028 SEK 127,600,000 (38,861) – (38,861)
Receive 3M STIBOR Qtrly 3.00% Annual 9/17/2031 SEK 105,600,000 1,228 (28,675) (27,447)
Receive 3M STIBOR Qtrly 3.00% Annual 9/17/2031 SEK 105,600,000 1,228 (28,675) (27,447)
Receive 3M TWCPBA Qtrly 2.50% Qtrly 6/17/2031 TWD 30,100,000 (8,827) 2,065 (6,762)
Receive 3M TWCPBA Qtrly 2.50% Qtrly 6/17/2031 TWD 30,100,000 (8,827) 2,065 (6,762)
Receive 3M TWCPBA Qtrly 2.50% Qtrly 9/16/2031 TWD 193,600,000 (44,134) 12,859 (31,275)
Receive 3M TWCPBA Qtrly 2.50% Qtrly 9/16/2031 TWD 193,600,000 (44,134) 12,859 (31,275)
Receive 6M BBR Semi 5.00% Semi 6/12/2031 AUD 17,000,000 (46,234) (2,858) (49,092)
Receive 6M BBR Semi 5.00% Semi 6/12/2031 AUD 17,000,000 (46,234) (2,858) (49,092)
Receive 6M BUBOR Semi 7.50% Annual 9/17/2031 HUF 165,000,000 (3,699) – (3,699)
Receive 6M BUBOR Semi 7.50% Annual 9/17/2031 HUF 165,000,000 (3,699) – (3,699)
Receive 6M EURIBOR Semi 3.00% Annual 6/18/2031 EUR 27,700,000 61,792 (185,190) (123,398)
Receive 6M EURIBOR Semi 3.00% Annual 6/18/2031 EUR 27,600,000 61,569 (184,521) (122,952)
Receive 6M NIBOR Semi 5.00% Annual 6/21/2028 NOK 129,100,000 (27,982) 2,754 (25,228)
Receive 6M NIBOR Semi 5.00% Annual 6/21/2028 NOK 129,300,000 (28,032) 2,770 (25,262)
Receive 6M NIBOR Semi 5.00% Annual 9/20/2028 NOK 54,500,000 (12,612) 422 (12,190)
Receive 6M NIBOR Semi 5.00% Annual 9/20/2028 NOK 54,500,000 (12,612) 422 (12,190)
Receive 6M NIBOR Semi 4.50% Annual 9/17/2036 NOK 34,100,000 (13,926) (10,573) (24,499)
Receive 6M NIBOR Semi 4.50% Annual 9/17/2036 NOK 33,900,000 (13,797) (10,555) (24,352)
Receive 6M PRIBOR Semi 4.50% Annual 9/20/2028 CZK 84,800,000 (4,130) (3,077) (7,207)
Receive 6M PRIBOR Semi 4.50% Annual 9/20/2028 CZK 84,800,000 (4,130) (3,077) (7,207)
Receive 6M PRIBOR Semi 4.50% Annual 6/18/2031 CZK 6,200,000 (3,398) 2,376 (1,022)
Receive 6M PRIBOR Semi 4.50% Annual 6/18/2031 CZK 6,200,000 (3,399) 2,377 (1,022)
Receive 6M PRIBOR Semi 4.50% Annual 9/17/2031 CZK 57,500,000 (7,751) 4,629 (3,122)
Receive 6M PRIBOR Semi 4.50% Annual 9/17/2031 CZK 57,500,000 (7,751) 4,629 (3,122)
(11,219,699) (10,456,460) (21,676,159)
$ 3,494,257 $ 13,116,050 $ 16,610,307
Abbreviations:
1D: 1 Day
1W: 1 Week
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at March 31, 2026 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.27%
1 Day Chile Indice de Camara Promedio Interbank Overnight Index (“CLICP”): 4.78%
1 Day Colombia Overnight Interbank Rate (“IBR”): 9.64%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 6.94%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 6.98%
1 Day Secured Overnight Financing Rate (“SOFR”): 3.68%
1 Day Shekel Interbank Offered Rate (“SHIRON”): 4.00%
1 Day Singapore Overnight Rate Average (“SORA”): 1.00%
1 Day Sterling Overnight Index Average (“SONIA”): 3.73%
1 Day Swiss Average Rate Overnight (“SARON”): -0.07%
1 Day Thailand Overnight Repo Rate (“THOR”): 0.99%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.72%
1 Week China Fixing Repo Rate (“CNREPOFIX_CFXS”): 1.49%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.31%

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 2.36%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 6.75%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 2.82%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 2.19%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.68%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.78%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 6.62%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.48%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.66%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.62%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 3.79%
Total return swap contracts outstanding as of March 31, 2026 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index April
Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
At termination MSCS 04/17/2026 EUR (22,605,024) $ 640,864
Total unrealized appreciation 640,864
HSCEI April Futures Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination MSCS 04/29/2026 HKD 63,513,200 (160,239)
iBovespa Index April
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 04/15/2026 BRL 19,042,742 (81,202)
KOSPI 200 Index
June Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination MSCS 06/11/2026 KRW 19,667,812,500 (289,592)
Swiss Market Index
June Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
Monthly MLIN 06/19/2026 CHF (19,261,440) (37,055)
TAIEX Index April
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination MLIN 04/15/2026 TWD 262,022,800 (470,085)
Total unrealized depreciation (1,038,173)
Net unrealized depreciation $ (397,309)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
Futures contracts outstanding as of March 31, 2026:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 104 4/2026 USD $ 10,812,880 $ 362,628
EURO STOXX 50 Volatility Index 17 4/2026 EUR 55,608 2,139
Hang Seng Index 172 4/2026 HKD 27,150,564 (377,809)
IBEX 35 Index 26 4/2026 EUR 5,098,790 (130,937)
MSCI Singapore Index 595 4/2026 SGD 20,205,102 6,747
Natural Gas 125 4/2026 USD 3,605,000 (261,278)
NY Harbor ULSD 141 4/2026 USD 24,361,924 3,729,284
RBOB Gasoline 67 4/2026 USD 9,015,775 199,815
SGX FTSE Taiwan Index 118 4/2026 USD 12,191,760 (666,932)
WTI Crude Oil 154 4/2026 USD 15,612,520 2,315,594
Canola 198 5/2026 CAD 2,083,192 3,385
CBOE Volatility Index 44 5/2026 USD 1,074,128 (12,023)
Coffee 'C' 514 5/2026 USD 57,506,962 1,173,142
Copper 276 5/2026 USD 38,736,600 (387,258)
Corn 380 5/2026 USD 8,697,250 288,178
Ethanol 20 5/2026 USD 1,684,200 17,889
Fcoj-a 27 5/2026 USD 769,500 33,728
Feeder Cattle 37 5/2026 USD 6,779,787 426,405
French Base Electricity 62 5/2026 EUR 1,136,720 (137,146)
Italian Base Electricity 5 5/2026 EUR 531,924 (68,400)
KC HRW Wheat 140 5/2026 USD 4,448,500 72,485
LNG Japan/Korea Marker 9 5/2026 USD 1,653,660 (32,567)
Low Sulphur Gasoil 448 5/2026 USD 55,518,400 12,171,930
Milling Wheat No. 2 422 5/2026 EUR 4,993,532 49,956
Phelix De Base Electricity 23 5/2026 EUR 1,665,779 (135,680)
Red Wheat 59 5/2026 USD 1,942,575 44,997
SGX IODEX Iron Ore 1,287 5/2026 USD 13,575,276 (56,703)
Silver 101 5/2026 USD 37,834,095 (2,980,081)
Soybean Meal 458 5/2026 USD 14,491,120 (55,385)
Soybean Oil 720 5/2026 USD 29,756,160 3,340,309
100 oz Gold 252 6/2026 USD 117,900,720 3,226,823
CBOE Volatility Index 70 6/2026 USD 1,698,389 51,444
Crude Oil 79 6/2026 USD 7,156,294 (118,183)
Crude Palm Oil 32 6/2026 MYR 953,915 56,140
DJIA CBOT E-Mini Index 132 6/2026 USD 30,744,120 (149,013)
EURO STOXX 50 Volatility Index 1 6/2026 EUR 2,936 (90)
Euro-Bobl 169 6/2026 EUR 22,587,008 (145,345)
Italian Base Electricity 4 6/2026 EUR 1,478,799 72,928
Lean Hogs 184 6/2026 USD 7,731,680 (148,848)
Live Cattle 484 6/2026 USD 47,098,040 2,556,760
LME Aluminum Base Metal 1,067 6/2026 USD 92,886,084 6,499,778
LME Copper Base Metal 139 6/2026 USD 42,858,982 (1,913,482)
LME Lead Base Metal 20 6/2026 USD 948,440 (6,697)
LME Nickel Base Metal 485 6/2026 USD 49,720,231 (691,466)
LME Zinc Base Metal 98 6/2026 USD 7,945,350 10,935
MSCI Emerging Markets Index 206 6/2026 USD 14,982,380 (433,254)
NASDAQ 100 E-Mini Index 24 6/2026 USD 11,479,200 (322,098)
Palladium 15 6/2026 USD 2,231,250 (410,562)
Phelix De Base Electricity 9 6/2026 EUR 2,278,989 8,897
Russell 2000 E-Mini Index 102 6/2026 USD 12,812,220 19,311
S&P 500 E-Mini Index 89 6/2026 USD 29,239,837 (450,925)
S&P Midcap 400 E-Mini Index 2 6/2026 USD 679,300 (1,752)
TOPIX Index 47 6/2026 JPY 10,376,989 (288,254)
CBOE Volatility Index 48 7/2026 USD 1,171,646 43,477

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Platinum 16 7/2026 USD $ 1,576,160 $ 30,569
Rapeseed 72 7/2026 EUR 2,113,818 58,610
Robusta Coffee 137 7/2026 USD 4,664,850 (164,886)
CBOE Volatility Index 33 8/2026 USD 801,910 23,511
3 Month Euro Euribor 180 9/2026 EUR 50,616,694 (182,050)
Milling Wheat No. 2 243 9/2026 EUR 3,026,391 30,184
French Base Electricity 1 12/2026 EUR 573,696 (10,693)
Italian Base Electricity 2 12/2026 EUR 2,124,682 145,883
Phelix De Base Electricity 9 12/2026 EUR 8,605,143 287,297
3 Month SARON 52 3/2027 CHF 16,224,800 (55,476)
3 Month SARON 102 6/2027 CHF 31,808,029 (69,606)
3 Month SARON 18 9/2027 CHF 5,612,900 (7,304)
3 Month Euro Euribor 12 6/2028 EUR 3,374,966 1,943
Total of long contracts 26,490,918
Short Contracts
CAC 40 10 Euro Index (361) 4/2026 EUR (32,650,740) 432,822
CBOE Volatility Index (224) 4/2026 USD (5,605,018) (282,814)
IFSC NIFTY 50 Index (99) 4/2026 USD (4,451,337) 76,920
Natural Gas (15) 4/2026 GBP (788,422) 82,672
Natural Gas (20) 4/2026 EUR (872,972) 70,647
OMXS30 Index (277) 4/2026 SEK (8,544,100) 152,753
SGX FTSE China A50 Index (270) 4/2026 USD (3,924,720) 12,245
Sugar No. 11 (741) 4/2026 USD (12,880,358) (868,747)
Cocoa (191) 5/2026 USD (6,303,000) 1,376,504
Cocoa (766) 5/2026 GBP (25,215,136) 1,566,743
Cotton No. 2 (466) 5/2026 USD (16,310,000) (1,337,194)
EURO STOXX 50 Volatility Index (14) 5/2026 EUR (42,720) (9,788)
Soybean (391) 5/2026 USD (22,893,050) (136,869)
Wheat (64) 5/2026 USD (1,972,000) (60,311)
Australia 10 Year Bond (1,530) 6/2026 AUD (113,919,837) 422,729
Australia 3 Year Bond (348) 6/2026 AUD (24,915,010) 74,082
Canada 10 Year Bond (398) 6/2026 CAD (34,312,515) 629,018
DAX Index (86) 6/2026 EUR (56,751,715) 1,839,308
Euro STOXX 50 Index (575) 6/2026 EUR (36,520,526) 529,860
Euro-BTP (236) 6/2026 EUR (31,991,709) (462,049)
Euro-Bund (243) 6/2026 EUR (35,308,362) (139,473)
Euro-Buxl (88) 6/2026 EUR (11,251,691) (158,262)
Euro-OAT (179) 6/2026 EUR (24,643,519) (138,027)
Euro-Schatz (265) 6/2026 EUR (32,415,755) 117,924
French Base Electricity (13) 6/2026 EUR (1,343,026) (104,804)
FTSE 100 Index (229) 6/2026 GBP (30,913,618) (49,525)
FTSE/JSE Top 40 Index (33) 6/2026 ZAR (2,084,502) (15,336)
FTSE/MIB Index (6) 6/2026 EUR (1,511,020) (6,258)
Japan 10 Year Bond (191) 6/2026 JPY (156,983,334) 1,489,228
LME Aluminum Base Metal (58) 6/2026 USD (5,049,103) (202,978)
LME Copper Base Metal (72) 6/2026 USD (22,200,336) 1,043,835
LME Lead Base Metal (93) 6/2026 USD (4,410,246) 137,450
LME Nickel Base Metal (283) 6/2026 USD (29,012,011) 1,052,678
LME Zinc Base Metal (195) 6/2026 USD (15,809,625) (81,007)
Long Gilt (164) 6/2026 GBP (19,171,658) 147,621
MSCI EAFE Index (95) 6/2026 USD (13,780,225) (170,476)
Nikkei 225 Index (24) 6/2026 JPY (7,736,618) 415,059
S&P/TSX 60 Index (57) 6/2026 CAD (15,634,333) (174,866)
SPI 200 Index (349) 6/2026 AUD (51,246,674) 316,109
U.S. Treasury 10 Year Note (737) 6/2026 USD (81,795,484) 117,669
U.S. Treasury 2 Year Note (1,138) 6/2026 USD (236,108,328) 227,713
U.S. Treasury 5 Year Note (455) 6/2026 USD (49,218,203) (105,620)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
U.S. Treasury Long Bond (438) 6/2026 USD $ (49,754,062) $ 74,983
U.S. Treasury Ultra Bond (205) 6/2026 USD (23,837,656) (37,668)
Cocoa (37) 7/2026 GBP (1,230,207) (13,794)
White Sugar (19) 7/2026 USD (429,400) (765)
90-Day Australian Bank Bill (1,209) 9/2026 AUD (824,553,110) 587,570
90-Day New Zealand Bill (233) 9/2026 NZD (132,936,309) 3,242
3 Month CORRA (1,238) 12/2026 CAD (216,745,669) 158,136
3 Month Euro Euribor (339) 12/2026 EUR (95,264,435) 526,939
3 Month SARON (5) 12/2026 CHF (1,561,640) (1,196)
3 Month SOFR (1,093) 12/2026 USD (263,249,050) 954,472
3 Month SONIA (232) 12/2026 GBP (73,509,964) 164,931
90-Day Australian Bank Bill (1,146) 12/2026 AUD (781,472,037) 872,680
90-Day New Zealand Bill (181) 12/2026 NZD (103,169,616) 15,676
ECX Emission (13) 12/2026 EUR (1,089,539) (9,384)
UK Allowances Carbon Dioxide Emissions (1) 12/2026 GBP (54,996) (1,826)
3 Month CORRA (612) 3/2027 CAD (106,960,319) (150,443)
3 Month Euro Euribor (544) 3/2027 EUR (152,817,702) 608,740
3 Month SOFR (1,196) 3/2027 USD (288,146,300) 981,769
3 Month SONIA (70) 3/2027 GBP (22,175,098) (39,702)
90-Day Australian Bank Bill (1,830) 3/2027 AUD (1,247,930,777) 646,626
90-Day New Zealand Bill (126) 3/2027 NZD (71,760,060) (10,797)
3 Month CORRA (620) 6/2027 CAD (108,202,502) 188,235
3 Month Euro Euribor (185) 6/2027 EUR (51,979,947) (37,204)
3 Month SOFR (952) 6/2027 USD (229,408,200) 809,482
3 Month SONIA (266) 6/2027 GBP (84,265,373) (2,471)
90-Day Australian Bank Bill (436) 6/2027 AUD (297,357,449) 96,305
3 Month CORRA (821) 9/2027 CAD (143,214,659) 16,625
3 Month Euro Euribor (251) 9/2027 EUR (70,560,409) (8,984)
3 Month SOFR (702) 9/2027 USD (169,269,750) 502,355
3 Month SONIA (219) 9/2027 GBP (69,416,235) (26,842)
3 Month Euro Euribor (275) 12/2027 EUR (77,346,954) (38,529)
3 Month SOFR (727) 12/2027 USD (175,452,362) 304,368
3 Month SONIA (276) 12/2027 GBP (87,556,537) 33,882
3 Month Euro Euribor (255) 3/2028 EUR (71,725,405) (47,521)
3 Month SOFR (710) 3/2028 USD (171,456,125) 132,852
3 Month SONIA (295) 3/2028 GBP (93,652,311) 16,143
3 Month SOFR (677) 6/2028 USD (163,478,575) 204,050
3 Month SONIA (284) 6/2028 GBP (90,178,986) 2,698
3 Month SOFR (26) 9/2028 USD (6,276,400) (336)
3 Month SONIA (22) 9/2028 GBP (6,987,152) 13,194
Total of short contracts 15,315,676
Net unrealized appreciation $ 41,806,594
Forward foreign currency exchange contracts outstanding as of March 31, 2026:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 1,913,500 USD 1,312,304 CITI 6/17/2026 $ 6,425
AUD 1,913,500 USD 1,312,302 JPMC 6/17/2026 6,428
BRL 42,146,836 USD 7,893,861 CITI
**
6/17/2026 105,424
BRL 42,146,836 USD 7,893,846 JPMC
**
6/17/2026 105,440
CNY 68,070,679 USD 9,913,794 CITI
**
6/17/2026 22,119
CNY 63,899,659 USD 9,306,052 JPMC
**
6/17/2026 21,039

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
COP 122,808,711,188 USD 32,027,477 CITI
**
6/17/2026 $ 811,081
COP 122,808,711,188 USD 32,027,410 JPMC
**
6/17/2026 811,148
CZK 288,000,000 USD 13,556,145 CITI 6/17/2026 18,671
CZK 288,000,000 USD 13,556,118 JPMC 6/17/2026 18,698
EUR 35,090,534 USD 40,559,259 CITI 6/17/2026 142,829
EUR 35,090,536 USD 40,559,180 JPMC 6/17/2026 142,910
GBP 1,000 USD 1,320 CITI 6/17/2026 3
GBP 1,000 USD 1,320 JPMC 6/17/2026 3
HUF 1,253,851,420 USD 3,732,326 CITI 6/17/2026 18,352
HUF 1,253,851,420 USD 3,732,319 JPMC 6/17/2026 18,359
IDR 21,000,000,000 USD 1,231,536 CITI
**
6/17/2026 2,760
IDR 21,000,000,000 USD 1,231,533 JPMC
**
6/17/2026 2,763
ILS 497,000 USD 157,297 CITI 6/17/2026 1,136
ILS 497,000 USD 157,297 JPMC 6/17/2026 1,136
JPY 3,139,999,999 USD 19,806,233 CITI 6/17/2026 106,852
JPY 3,140,000,001 USD 19,806,194 JPMC 6/17/2026 106,892
NOK 104,500,000 USD 10,755,013 CITI 6/17/2026 30,238
NOK 104,500,000 USD 10,754,991 JPMC 6/17/2026 30,260
PEN 7,663,226 USD 2,189,508 CITI
**
6/17/2026 3,612
PEN 7,663,226 USD 2,189,504 JPMC
**
6/17/2026 3,616
USD 22,830,526 AUD 32,930,000 CITI 6/17/2026 136,109
USD 22,830,571 AUD 32,930,000 JPMC 6/17/2026 136,155
USD 8,994,340 CAD 12,249,375 CITI 6/17/2026 159,287
USD 8,994,357 CAD 12,249,373 JPMC 6/17/2026 159,305
USD 58,543,771 CHF 44,894,156 CITI 6/17/2026 1,923,690
USD 58,543,877 CHF 44,894,152 JPMC 6/17/2026 1,923,801
USD 7,767,180 CLP 7,100,000,000 CITI
**
6/17/2026 96,780
USD 7,767,196 CLP 7,100,000,000 JPMC
**
6/17/2026 96,796
USD 57,635,908 CZK 1,191,320,686 CITI 6/17/2026 1,483,274
USD 57,640,444 CZK 1,191,320,686 JPMC 6/17/2026 1,487,811
USD 169,037,186 EUR 143,936,000 CITI 6/17/2026 2,083,449
USD 169,037,007 EUR 143,936,001 JPMC 6/17/2026 2,083,270
USD 108,310,156 GBP 80,395,750 CITI 6/17/2026 1,922,926
USD 108,310,373 GBP 80,395,750 JPMC 6/17/2026 1,923,143
USD 3,038,918 HKD 23,668,500 CITI 6/17/2026 8,299
USD 3,038,924 HKD 23,668,500 JPMC 6/17/2026 8,305
USD 4,876,950 HUF 1,615,000,000 CITI 6/17/2026 45,959
USD 4,876,960 HUF 1,615,000,000 JPMC 6/17/2026 45,968
USD 27,683,661 IDR 467,000,451,644 CITI
**
6/17/2026 235,243
USD 27,683,717 IDR 467,000,451,644 JPMC
**
6/17/2026 235,298
USD 49,332,917 ILS 152,717,250 CITI 6/17/2026 650,014
USD 49,330,291 ILS 152,717,250 JPMC 6/17/2026 647,388
USD 157,821,571 INR 14,617,499,999 CITI
**
6/17/2026 3,803,858
USD 157,821,063 INR 14,617,499,999 JPMC
**
6/17/2026 3,803,350
USD 125,175,620 JPY 19,569,717,061 CITI 6/17/2026 1,069,425
USD 125,147,196 JPY 19,565,282,937 JPMC 6/17/2026 1,069,121
USD 30,019,740 KRW 44,450,000,000 CITI
**
6/17/2026 406,083
USD 30,019,800 KRW 44,450,000,000 JPMC
**
6/17/2026 406,143
USD 6,196,233 MXN 110,999,675 CITI 6/17/2026 44,322
USD 6,196,282 MXN 111,000,325 JPMC 6/17/2026 44,334
USD 11,588,122 NOK 111,181,550 CITI 6/17/2026 113,281
USD 11,588,154 NOK 111,181,550 JPMC 6/17/2026 113,313
USD 37,947,147 NZD 63,617,421 CITI 6/17/2026 1,290,476
USD 37,947,223 NZD 63,617,421 JPMC 6/17/2026 1,290,552
USD 6,490,194 PEN 22,391,500 CITI
**
6/17/2026 82,025
USD 6,490,207 PEN 22,391,500 JPMC
**
6/17/2026 82,038
USD 25,128,235 PHP 1,507,043,214 CITI
**
6/17/2026 386,787
USD 25,128,280 PHP 1,507,043,214 JPMC
**
6/17/2026 386,832

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 41,187,752 PLN 151,708,500 CITI 6/17/2026 $ 331,432
USD 41,187,834 PLN 151,708,500 JPMC 6/17/2026 331,515
USD 75,458,910 SEK 692,125,000 CITI 6/17/2026 2,063,016
USD 75,459,022 SEK 692,125,000 JPMC 6/17/2026 2,063,128
USD 110,183,631 SGD 138,543,718 CITI 6/17/2026 1,844,945
USD 110,183,841 SGD 138,543,703 JPMC 6/17/2026 1,845,166
USD 51,451,204 THB 1,612,693,453 CITI 6/17/2026 2,245,374
USD 51,451,307 THB 1,612,693,453 JPMC 6/17/2026 2,245,476
USD 19,044,470 TWD 609,000,000 CITI
**
6/17/2026 94,543
USD 19,045,390 TWD 609,000,000 JPMC
**
6/17/2026 95,463
USD 31,515,863 ZAR 531,294,788 CITI 6/17/2026 300,281
USD 31,243,359 ZAR 526,705,212 JPMC 6/17/2026 297,433
Total unrealized appreciation 48,180,176
AUD 280,206,044 USD 198,832,415 CITI 6/17/2026 (5,722,406)
AUD 280,206,044 USD 198,832,017 JPMC 6/17/2026 (5,722,006)
CAD 132,546,328 USD 97,303,179 CITI 6/17/2026 (1,702,069)
CAD 132,546,326 USD 97,302,983 JPMC 6/17/2026 (1,701,874)
CHF 11,887,002 USD 15,452,266 CITI 6/17/2026 (460,493)
CHF 11,886,998 USD 15,452,230 JPMC 6/17/2026 (460,462)
CLP 25,598,581,983 USD 29,016,049 CITI
**
6/17/2026 (1,360,927)
CLP 25,598,581,983 USD 29,015,991 JPMC
**
6/17/2026 (1,360,870)
CNY 151,921,495 USD 22,279,384 CITI
**
6/17/2026 (104,217)
CNY 156,092,515 USD 22,888,971 JPMC
**
6/17/2026 (104,984)
CZK 169,500,000 USD 8,047,282 CITI 6/17/2026 (57,938)
CZK 169,500,000 USD 8,047,266 JPMC 6/17/2026 (57,922)
EUR 98,646,218 USD 114,693,117 CITI 6/17/2026 (271,744)
EUR 98,646,220 USD 114,692,832 JPMC 6/17/2026 (271,456)
GBP 165,415,000 USD 221,154,699 CITI 6/17/2026 (2,261,989)
GBP 165,415,000 USD 221,154,257 JPMC 6/17/2026 (2,261,546)
HUF 10,637,608,515 USD 32,807,542 CITI 6/17/2026 (986,985)
HUF 10,637,608,515 USD 32,807,477 JPMC 6/17/2026 (986,920)
IDR 176,200,000,000 USD 10,397,958 CITI
**
6/17/2026 (41,627)
IDR 202,800,000,000 USD 11,970,924 JPMC
**
6/17/2026 (51,152)
ILS 55,435,500 USD 17,836,580 CITI 6/17/2026 (164,962)
ILS 55,435,500 USD 17,836,544 JPMC 6/17/2026 (164,925)
JPY 8,221,306,438 USD 52,761,915 CITI 6/17/2026 (624,471)
JPY 8,216,872,315 USD 52,733,080 JPMC 6/17/2026 (623,756)
KRW 111,826,685,315 USD 77,715,146 CITI
**
6/17/2026 (3,213,525)
KRW 111,826,685,315 USD 77,715,601 JPMC
**
6/17/2026 (3,213,977)
MXN 593,506,691 USD 33,851,098 CITI 6/17/2026 (957,302)
MXN 593,507,341 USD 33,851,068 JPMC 6/17/2026 (957,237)
NOK 372,500,000 USD 38,987,016 CITI 6/17/2026 (541,983)
NOK 372,500,000 USD 38,986,938 JPMC 6/17/2026 (541,905)
PEN 99,620,388 USD 29,445,378 CITI
**
6/17/2026 (935,259)
PEN 99,620,388 USD 29,445,319 JPMC
**
6/17/2026 (935,201)
PLN 83,809,821 USD 23,176,054 CITI 6/17/2026 (605,394)
PLN 83,809,821 USD 23,176,008 JPMC 6/17/2026 (605,350)
SEK 6,500,000 USD 717,523 CITI 6/17/2026 (28,235)
SEK 6,500,000 USD 717,515 JPMC 6/17/2026 (28,228)
SGD 30,837,007 USD 24,252,975 CITI 6/17/2026 (138,992)
SGD 30,836,993 USD 24,252,915 JPMC 6/17/2026 (138,944)
TWD 2,250,710,208 USD 71,525,667 CITI
**
6/17/2026 (1,491,524)
TWD 2,250,710,208 USD 71,525,524 JPMC
**
6/17/2026 (1,491,381)
USD 3,652,911 CAD 5,067,500 CITI 6/17/2026 (2,102)
USD 3,652,919 CAD 5,067,500 JPMC 6/17/2026 (2,095)
USD 1,349,417 CLP 1,250,000,000 CITI
**
6/17/2026 (1,006)
USD 1,349,420 CLP 1,250,000,000 JPMC
**
6/17/2026 (1,003)
USD 74,797,791 EUR 64,699,499 CITI 6/17/2026 (248,223)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 74,797,943 EUR 64,699,501 JPMC 6/17/2026 $ (248,073)
USD 14,608,507 HUF 4,960,000,000 CITI 6/17/2026 (228,470)
USD 14,608,127 HUF 4,960,000,000 JPMC 6/17/2026 (228,850)
USD 3,894,311 INR 370,000,000 CITI
**
6/17/2026 (4,205)
USD 3,894,319 INR 370,000,000 JPMC
**
6/17/2026 (4,197)
USD 107,081,418 JPY 16,899,999,999 CITI 6/17/2026 (94,106)
USD 107,081,632 JPY 16,900,000,001 JPMC 6/17/2026 (93,892)
USD 8,405,392 KRW 12,700,000,000 CITI
**
6/17/2026 (55,652)
USD 8,405,409 KRW 12,700,000,000 JPMC
**
6/17/2026 (55,636)
USD 664,540 MXN 12,000,000 CITI 6/17/2026 (533)
USD 664,541 MXN 12,000,000 JPMC 6/17/2026 (532)
USD 1,312,700 PEN 4,603,500 CITI
**
6/17/2026 (4,765)
USD 1,312,703 PEN 4,603,500 JPMC
**
6/17/2026 (4,762)
USD 4,261,152 PHP 260,000,000 CITI
**
6/17/2026 (7,323)
USD 4,261,161 PHP 260,000,000 JPMC
**
6/17/2026 (7,314)
USD 1,265,418 SEK 12,000,000 CITI 6/17/2026 (7,113)
USD 1,265,421 SEK 12,000,000 JPMC 6/17/2026 (7,111)
USD 1,772,169 TWD 57,000,000 CITI
**
6/17/2026 (1,469)
USD 1,772,173 TWD 57,000,000 JPMC
**
6/17/2026 (1,466)
USD 44,420,892 ZAR 759,000,000 CITI 6/17/2026 (173,233)
USD 44,420,981 ZAR 759,000,000 JPMC 6/17/2026 (173,144)
ZAR 794,453,092 USD 48,704,660 CITI 6/17/2026 (2,027,531)
ZAR 789,863,516 USD 48,583,818 JPMC 6/17/2026 (2,176,343)
Total unrealized depreciation (49,212,287)
Net unrealized depreciation $ (1,032,111)
** Non-deliverable forward foreign currency exchange contracts.

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | March 2026

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 195.8%
COMMON STOCKS - 129.8%
Australia - 2 .2%
AGL Energy Ltd. (2)(a) 213,215 1,459,639
ALS Ltd. (2)(a) 38,764 569,040
ANZ Group Holdings Ltd. (2)(a) 28,076 705,978
Aurizon Holdings Ltd. (2)(a) 395,433 1,091,599
BHP Group Ltd. (2)(a) 97,731 3,536,153
Brambles Ltd. (2)(a) 69,418 1,089,465
Computershare Ltd. (2)(a) 9,124 179,948
Dyno Nobel Ltd. (2)(a) 89,659 195,242
Evolution Mining Ltd. (2)(a) 267,622 2,409,859
Glencore plc (2)(a) 194,022 1,469,498
Harvey Norman Holdings Ltd. (2)(a) 30,259 103,952
IGO Ltd. (2)*(a) 156,034 871,114
JB Hi-Fi Ltd. (2)(a) 21,180 1,071,685
Northern Star Resources Ltd. (2)(a) 15,161 220,392
OceanaGold Corp. (a) 20,750 654,227
Orica Ltd. (2)(a) 80,265 1,128,090
Pro Medicus Ltd. (2)(a) 24,108 1,986,907
QBE Insurance Group Ltd. (2)(a) 157,520 2,324,485
Rio Tinto plc (2)(a) 7,340 680,959
Sonic Healthcare Ltd. (2)(a) 11,722 166,555
South32 Ltd. (2)(a) 1,232,873 3,733,146
Technology One Ltd. (2)(a) 23,795 451,685
Whitehaven Coal Ltd. (2)(a) 197,800 1,276,293
Worley Ltd. (2)(a) 56,629 444,836
Yancoal Australia Ltd. (2)(a) 39,665 228,767
28,049,514
Belgium - 0 .8%
Ageas SA/NV (2)(a) 4,013 295,409
Anheuser-Busch InBev SA/NV (2)
(a) 19,993 1,383,238
KBC Group NV (2)(a) 41,549 5,085,265
Liberty Global Ltd., Class A *(a) 210,667 2,546,964
Umicore SA (2)(a) 12,802 244,233
9,555,109
Brazil - 0 .1%
Yara International ASA (2)(a) 30,191 1,764,798
Burkina Faso - 0 .1%
IAMGOLD Corp. *(a) 55,336 1,040,608
Canada - 3 .1%
Alamos Gold, Inc., Class A (a) 42,347 1,884,017
ARC Resources Ltd. (a) 64,052 1,332,978
Aritzia, Inc. *(a) 14,796 1,207,420
Bank of Montreal (a) 7,086 959,776
Bank of Nova Scotia (The) (a) 26,734 1,853,949
Barrick Mining Corp. (a) 38,684 1,580,897
Canadian Imperial Bank of
Commerce (a) 10,329 978,920
Canadian Natural Resources Ltd.
(a) 23,883 1,165,050
Canadian Tire Corp. Ltd., Class A
(a) 2,015 270,984
Celestica, Inc. *(a) 4,843 1,366,178
Cenovus Energy, Inc. (a) 91,101 2,417,833
Empire Co. Ltd., Class A (a) 38,847 1,391,522
INVESTMENTS SHARES VALUE ($)
Canada - 3.1% (continued)
Fairfax Financial Holdings Ltd. (a) 388 661,120
Finning International, Inc. (a) 18,751 1,160,295
First Majestic Silver Corp. (a) 53,546 1,147,827
Franco-Nevada Corp. (a) 1,622 401,623
George Weston Ltd. (a) 13,569 958,638
iA Financial Corp., Inc. (a) 3,182 353,129
Kinross Gold Corp. (a) 86,675 2,649,908
Lundin Gold, Inc. (a) 10,872 830,855
Magna International, Inc. (a) 26,127 1,459,138
Manulife Financial Corp. (a) 56,752 1,954,968
Metro, Inc., Class A (a) 8,783 600,939
Nutrien Ltd. (a) 2,821 212,949
OR Royalties, Inc. (a) 4,310 164,115
Pan American Silver Corp. (a) 19,492 1,066,308
Quebecor, Inc., Class B (a) 11,344 481,698
Royal Bank of Canada (a) 18,540 2,997,106
Saputo, Inc. (a) 12,299 384,239
Stantec, Inc. (a) 3,153 272,576
Suncor Energy, Inc. (a) 33,971 2,246,906
Toromont Industries Ltd. (a) 7,249 1,014,891
Toronto-Dominion Bank (The) (a) 8,147 760,879
Tourmaline Oil Corp. (a) 18,797 899,651
39,089,282
China - 0 .3%
BOC Hong Kong Holdings Ltd. (2)
(a) 55,000 303,435
SITC International Holdings Co. Ltd.
(2)(a) 57,000 249,576
Wilmar International Ltd. (2) 103,200 310,052
Yangzijiang Shipbuilding Holdings
Ltd. (2) 850,300 2,525,723
3,388,786
Denmark - 1 .0%
Danske Bank A/S (2)(a) 88,978 4,385,067
ISS A/S (2)(a) 74,421 2,710,695
Jyske Bank A/S (Registered) (2)(a) 3,709 508,958
Orsted A/S (2)*(a)(b) 77,041 1,910,542
Pandora A/S (2)(a) 35,656 2,548,474
Royal Unibrew A/S (a) 1,942 157,548
Vestas Wind Systems A/S (2)(a) 17,757 535,745
Zealand Pharma A/S (2)*(a) 2,854 132,911
12,889,940
Finland - 1 .0%
Elisa OYJ (2)(a) 24,976 1,216,592
Fortum OYJ (2)(a) 67,818 1,734,292
Konecranes OYJ (2)(a) 31,581 1,036,511
Metso OYJ (2)(a) 14,520 251,636
Nordea Bank Abp (2)(a) 112,935 1,944,646
Wartsila OYJ Abp (2)(a) 175,928 6,552,964
12,736,641
France - 4 .6%
Air France-KLM (2)*(a) 106,438 1,078,785
Amundi SA (2)(a)(b) 3,313 284,712
BNP Paribas SA (2)(a) 98,110 9,346,315
Bouygues SA (2)(a) 4,622 267,876
Carrefour SA (2)(a) 316,190 5,854,529

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
France - 4.6% (continued)
Credit Agricole SA (2)(a) 248,509 4,638,259
Danone SA (2)(a) 4,791 382,835
Dassault Aviation SA (2)(a) 6,504 2,420,806
Eiffage SA (2)(a) 14,344 2,199,905
Ipsen SA (2)(a) 7,846 1,466,289
LVMH Moet Hennessy Louis Vuitton
SE (2)(a) 1,290 705,178
Orange SA (2)(a) 128,153 2,627,528
Renault SA (2)(a) 79,418 2,722,759
Safran SA (2)(a) 6,236 2,040,602
SCOR SE (2)(a) 28,200 1,007,878
Societe Generale SA (2)(a) 68,469 4,999,395
Thales SA (2)(a) 15,683 4,598,964
TotalEnergies SE (2)(a) 80,424 7,380,843
Valeo SE (2)(a) 151,466 1,854,831
Veolia Environnement SA (2)(a) 5,523 210,349
Vinci SA (2)(a) 9,692 1,454,762
57,543,400
Germany - 3 .7%
adidas AG (2)(a) 32,772 5,304,370
Aurubis AG (2)(a) 842 149,755
Bayer AG (Registered) (2)(a) 28,579 1,322,586
Commerzbank AG (2)(a) 81,367 2,968,212
Continental AG (2)(a) 2,431 169,701
Daimler Truck Holding AG (2)(a) 52,266 2,573,881
Deutsche Bank AG (Registered)
(2)(a) 233,197 6,939,964
Deutsche Lufthansa AG
(Registered) (2)(a) 283,844 2,417,154
Evonik Industries AG (2)(a) 61,945 1,215,526
Freenet AG (2)(a) 50,638 1,559,191
Fresenius Medical Care AG (2)(a) 32,003 1,450,297
Heidelberg Materials AG (2)(a) 11,438 2,413,835
HUGO BOSS AG (2)(a) 57,765 2,500,412
Knorr-Bremse AG (2)(a) 2,549 291,228
LANXESS AG (2)(a) 11,108 245,587
Mercedes-Benz Group AG (2)(a) 67,353 4,139,710
Rheinmetall AG (2)(a) 1,938 3,268,992
RWE AG (2)(a) 18,981 1,277,020
Scout24 SE (2)(a)(b) 2,001 154,394
Siemens Energy AG (2)(a) 28,085 4,843,246
Talanx AG (2)(a) 5,347 663,494
45,868,555
Hong Kong - 0 .1%
HKT Trust & HKT Ltd. (2)(a) 75,000 117,202
Sun Hung Kai Properties Ltd. (2)(a) 74,000 1,232,162
WH Group Ltd. (2)(a)(b) 148,000 194,537
1,543,901
Italy - 2 .0%
A2A SpA (2)(a) 129,832 367,635
Azimut Holding SpA (2)(a) 16,360 621,629
Davide Campari-Milano NV (2)(a) 30,372 216,998
Enel SpA (2)(a) 344,956 3,771,346
Eni SpA (2)(a) 71,902 2,044,446
Fincantieri SpA (2)*(a) 83,993 1,296,049
Hera SpA (2)(a) 14,684 67,733
Intesa Sanpaolo SpA (2)(a) 246,176 1,488,844
INVESTMENTS SHARES VALUE ($)
Italy - 2.0% (continued)
Italgas SpA (2)(a) 100,293 1,168,312
Leonardo SpA (2)(a) 39,782 2,705,950
Pirelli & C SpA (2)(a)(b) 172,623 1,194,457
Poste Italiane SpA (2)(a)(b) 91,787 2,160,551
Prysmian SpA (2)(a) 5,353 632,142
Saipem SpA (2)(a) 629,545 2,880,390
Snam SpA (2)(a) 108,486 821,829
UniCredit SpA (2)(a) 23,888 1,713,816
Unipol Assicurazioni SpA (2)(a) 60,298 1,400,733
24,552,860
Ivory Coast - 0 .2%
Endeavour Mining plc (2)(a) 48,840 2,942,600
Japan - 16 .1%
Advantest Corp. (2)(a) 36,600 5,051,044
AGC, Inc. (2)(a) 49,400 1,750,120
Aisin Corp. (2)(a) 31,800 448,002
ANA Holdings, Inc. (2)(a) 223,400 4,000,928
Asahi Intecc Co. Ltd. (2)(a) 120,400 2,571,027
Astellas Pharma, Inc. (2)(a) 416,800 6,794,596
Bandai Namco Holdings, Inc. (2)(a) 93,400 2,304,216
Brother Industries Ltd. (2)(a) 109,000 2,017,921
Canon, Inc. (2)(a) 16,600 460,606
Central Japan Railway Co. (2)(a) 68,400 1,778,481
Chubu Electric Power Co., Inc. (2)
(a) 311,100 5,129,079
Concordia Financial Group Ltd. (2)
(a) 223,500 1,995,005
CyberAgent, Inc. (2)(a) 24,500 209,601
Dai Nippon Printing Co. Ltd. (2)(a) 82,100 1,495,862
Daiichi Life Group, Inc. (2)(a) 46,600 429,745
Disco Corp. (2)(a) 7,500 3,056,875
ENEOS Holdings, Inc. (2)(a) 126,900 1,143,386
FANUC Corp. (2)(a) 76,200 2,656,099
Fuji Electric Co. Ltd. (2)(a) 5,700 399,297
Fujitsu Ltd. (2)(a) 15,900 325,166
Fukuoka Financial Group, Inc. (2)
(a) 80,500 3,082,793
Furukawa Electric Co. Ltd. (2)(a) 8,500 1,631,832
Hankyu Hanshin Holdings, Inc. (2)
(a) 7,600 219,754
Hirose Electric Co. Ltd. (2)(a) 3,300 432,017
Hitachi Construction Machinery Co.
Ltd. (2)(a) 22,300 765,720
Iida Group Holdings Co. Ltd. (2)(a) 11,700 179,994
Isetan Mitsukoshi Holdings Ltd. (2)
(a) 256,000 4,716,913
Iyogin Holdings, Inc. (2)(a) 29,300 541,321
Japan Airlines Co. Ltd. (2)(a) 123,400 2,014,679
Japan Post Bank Co. Ltd. (2)(a) 144,000 2,348,672
Japan Post Holdings Co. Ltd. (2)(a) 191,000 2,205,374
Japan Post Insurance Co. Ltd. (2)
(a) 88,500 892,575
JFE Holdings, Inc. (2)(a) 347,200 4,064,763
Kajima Corp. (2)(a) 86,400 3,296,045
Kandenko Co. Ltd. (2)(a) 34,300 1,302,701
Kansai Electric Power Co., Inc.
(The) (2)(a) 179,000 2,976,068
Kao Corp. (a) 5,900 229,673

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 16.1% (continued)
Kawasaki Heavy Industries Ltd. (2)
(a) 116,500 2,191,032
Kawasaki Kisen Kaisha Ltd. (2)(a) 47,300 798,926
Kinden Corp. (2)(a) 60,600 2,726,303
Kioxia Holdings Corp. (2)*(a) 3,500 457,100
Kirin Holdings Co. Ltd. (2)(a) 315,000 5,010,449
Kobe Steel Ltd. (2)(a) 391,300 4,748,874
Komatsu Ltd. (2)(a) 29,200 1,162,761
Kyocera Corp. (2)(a) 28,800 441,606
Kyoto Financial Group, Inc. (2)(a) 29,300 772,012
Kyushu Electric Power Co., Inc. (2)
(a) 266,400 3,087,994
Makita Corp. (2)(a) 22,800 749,353
Mazda Motor Corp. (2)(a) 34,400 235,289
MEIJI Holdings Co. Ltd. (2)(a) 8,200 199,979
Mitsubishi Chemical Group Corp.
(2)(a) 30,500 178,307
Mitsui & Co. Ltd. (2)(a) 90,300 3,490,336
Mitsui Chemicals, Inc. (2)(a) 114,500 1,383,157
Mitsui Kinzoku Co. Ltd. (2)(a) 14,400 2,731,462
Mitsui OSK Lines Ltd. (2)(a) 145,100 6,030,472
Mizuho Financial Group, Inc. (2)(a) 86,200 3,489,700
Murata Manufacturing Co. Ltd. (2)
(a) 62,400 1,400,083
NGK Corp. (2)(a) 31,700 816,993
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 91,100 2,058,943
Nippon Steel Corp. (2)(a) 312,500 1,152,358
Nippon Yusen KK (2)(a) 63,900 2,347,352
Nissan Chemical Corp. (2)(a) 20,900 812,723
Niterra Co. Ltd. (2)(a) 31,900 1,504,135
Nitori Holdings Co. Ltd. (2)(a) 40,800 648,210
Nomura Holdings, Inc. (2)(a) 505,500 3,980,327
NTT, Inc. (2)(a) 329,900 330,054
Obayashi Corp. (2)(a) 191,200 4,630,954
Oji Holdings Corp. (2)(a) 264,800 1,432,581
Omron Corp. (2)(a) 29,500 848,688
Ono Pharmaceutical Co. Ltd. (2)(a) 65,100 1,044,856
Open House Group Co. Ltd. (2)(a) 8,000 512,734
ORIX Corp. (2)(a) 85,000 2,522,065
Otsuka Corp. (2)(a) 26,000 497,762
Otsuka Holdings Co. Ltd. (2)(a) 54,500 3,867,913
Pan Pacific International Holdings
Corp. (2)(a) 455,200 2,776,835
Rakuten Group, Inc. (2)*(a) 117,300 548,325
Resona Holdings, Inc. (2)(a) 324,800 3,705,236
Ricoh Co. Ltd. (2)(a) 129,500 1,094,728
Ryohin Keikaku Co. Ltd. (2)(a) 45,600 973,086
Sanwa Holdings Corp. (2)(a) 16,900 384,344
Seiko Epson Corp. (2)(a) 122,000 1,508,311
SG Holdings Co. Ltd. (a) 18,500 172,346
Shimamura Co. Ltd. (2)(a) 22,100 462,700
Shimizu Corp. (2)(a) 222,200 3,986,516
Shiseido Co. Ltd. (2)(a) 65,500 1,338,181
Shizuoka Financial Group, Inc. (2)
(a) 210,900 3,501,902
Sojitz Corp. (2)(a) 101,760 4,029,381
Sony Financial Group, Inc. (2) 1,864,600 1,708,075
Square Enix Holdings Co. Ltd. (2)
(a) 28,100 447,801
INVESTMENTS SHARES VALUE ($)
Japan - 16.1% (continued)
Sumitomo Corp. (2)(a) 89,800 3,360,232
Sumitomo Electric Industries Ltd.
(2)(a) 43,100 2,448,946
Sumitomo Metal Mining Co. Ltd.
(2)(a) 13,000 756,642
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 208,800 6,651,666
Taisei Corp. (2)(a) 6,400 663,051
TBS Holdings, Inc. (2)(a) 37,500 1,351,180
TDK Corp. (2)(a) 66,200 859,956
Tokyo Century Corp. (2)(a) 52,900 684,762
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 372,300 1,534,097
Tokyo Gas Co. Ltd. (2)(a) 88,400 4,163,292
TOPPAN Holdings, Inc. (2)(a) 36,600 965,314
Toray Industries, Inc. (2)(a) 78,800 561,263
Tosoh Corp. (2)(a) 23,500 349,325
Toyo Suisan Kaisha Ltd. (2)(a) 8,300 583,704
Toyota Tsusho Corp. (2)(a) 28,500 1,104,568
USS Co. Ltd. (2)(a) 68,600 721,590
Yamazaki Baking Co. Ltd. (2)(a) 48,600 1,086,359
Yokogawa Electric Corp. (2)(a) 66,600 2,058,191
201,753,698
Luxembourg - 0 .1%
ArcelorMittal SA (2)(a) 20,250 1,050,195
Mexico - 0 .1%
Fresnillo plc (2)(a) 19,788 877,123
Netherlands - 1 .7%
ABN AMRO Bank NV, CVA (2)(a)(b) 40,627 1,287,909
ASM International NV (2)(a) 4,699 3,561,620
ASML Holding NV (2)(a) 6,275 8,344,223
BE Semiconductor Industries NV
(2)(a) 1,591 340,782
Koninklijke Ahold Delhaize NV (a) 52,377 2,439,155
Koninklijke KPN NV (2)(a) 149,351 832,427
Koninklijke Vopak NV (2)(a) 10,868 588,232
NN Group NV (2)(a) 48,839 3,814,126
SBM Offshore NV (2)(a) 17,448 695,788
21,904,262
Nigeria - 0 .1%
Airtel Africa plc (2)(a)(b) 180,498 832,338
Norway - 0 .9%
Equinor ASA (2)(a) 77,281 3,292,509
Frontline plc (2)(a) 44,957 1,579,585
Kongsberg Gruppen ASA (a) 69,070 2,944,226
Norsk Hydro ASA (2)(a) 179,294 1,910,987
Storebrand ASA (2)(a) 69,987 1,263,250
Telenor ASA (a) 14,128 248,479
11,239,036
Portugal - 0 .1%
Banco Comercial Portugues SA,
Class R (2) 653,318 636,311

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Singapore - 0 .2%
Oversea-Chinese Banking Corp.
Ltd. (2) 39,100 669,695
Singapore Technologies
Engineering Ltd. (2) 137,100 1,163,601
Singapore Telecommunications Ltd. 161,800 621,678
2,454,974
South Africa - 0 .0% †
Anglo American plc (2)(a) 4,910 210,814
Spain - 1 .2%
ACS Actividades de Construccion y
Servicios SA (2)(a) 7,124 868,810
Banco Bilbao Vizcaya Argentaria
SA (2)(a) 168,192 3,632,875
Banco Santander SA (2)(a) 136,135 1,526,171
Bankinter SA (2)(a) 19,215 304,315
CaixaBank SA (2)(a) 239,982 2,876,822
Enagas SA (a) 26,531 525,613
Endesa SA (a) 2,291 95,542
Fluidra SA (2)(a) 12,264 284,477
Industria de Diseno Textil SA (2)(a) 15,240 887,102
Repsol SA (2)(a) 89,661 2,523,820
Telefonica SA (2)(a) 181,988 796,294
Unicaja Banco SA (2)(a)(b) 352,636 1,046,534
15,368,375
Sweden - 2 .4%
Alfa Laval AB (2)(a) 18,349 1,003,690
Autoliv, Inc. (a)(c) 36,078 3,793,962
Boliden AB (2)*(a) 69,126 3,623,713
Electrolux AB, Class B (2)*(a) 50,889 323,021
Essity AB, Class B (2)(a) 82,567 2,127,983
H & M Hennes & Mauritz AB, Class
B (2)(a) 63,887 1,195,253
Hexagon AB, Class B (2)(a) 46,056 448,222
Nibe Industrier AB, Class B (2)(a) 47,682 199,236
Saab AB, Class B (2)(a) 54,590 3,572,903
Sandvik AB (2)(a) 50,859 1,955,114
SSAB AB, Class B (2)(a) 30,831 243,044
Swedbank AB, Class A (2)(a) 102,973 3,509,683
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 363,374 4,142,550
Telia Co. AB (2)(a) 792,053 4,057,905
30,196,279
Switzerland - 1 .8%
ABB Ltd. (Registered) (2)(a) 68,808 5,594,638
Accelleron Industries AG (2)(a) 3,556 321,413
Adecco Group AG (Registered) (2)
(a) 7,093 170,602
Avolta AG (2)*(a) 32,898 1,972,444
Cie Financiere Richemont SA
(Registered) (2)(a) 6,786 1,198,178
Flughafen Zurich AG (Registered)
(2)(a) 7,336 2,297,166
Givaudan SA (Registered) (2)(a) 49 165,694
Kuehne + Nagel International AG
(Registered) (2)(a) 4,687 1,073,348
Schindler Holding AG (2)(a) 1,710 563,262
INVESTMENTS SHARES VALUE ($)
Switzerland - 1.8% (continued)
Swissquote Group Holding SA
(Registered) (2)(a) 1,839 913,503
TE Connectivity plc (a) 5,255 1,098,400
Temenos AG (Registered) (2)(a) 14,094 1,235,287
UBS Group AG (Registered) (2)(a) 114,614 4,469,189
Zurich Insurance Group AG (2)(a) 2,427 1,715,449
22,788,573
Thailand - 0 .1%
Fabrinet *(a)(c) 2,267 1,182,286
Turkiye - 0 .0% †
Eldorado Gold Corp. (a) 5,947 204,218
United Kingdom - 2 .4%
Aviva plc (2)(a) 27,279 218,925
Barclays plc (2)(a) 245,958 1,287,217
British American Tobacco plc (2)(a) 18,122 1,052,142
Burberry Group plc (2)*(a) 84,024 1,229,448
Centrica plc (2)(a) 812,445 2,300,387
CK Hutchison Holdings Ltd. (2)(a) 68,000 521,970
Compass Group plc (2)(a) 4,494 125,387
Convatec Group plc (2)(a)(b) 69,816 201,380
easyJet plc (2)(a) 302,658 1,408,213
Harbour Energy plc (2)(a) 110,341 438,764
ICG plc (2)(a) 12,092 247,998
IMI plc (2)(a) 11,803 401,526
Imperial Brands plc (2)(a) 16,739 678,730
Inchcape plc (a) 16,369 162,495
International Consolidated Airlines
Group SA (2)(a) 776,602 3,685,995
Intertek Group plc (2)(a) 2,171 105,639
ITV plc (2)(a) 211,302 213,703
Kingfisher plc (2)(a) 101,154 384,622
Lloyds Banking Group plc (2)(a) 2,832,696 3,510,943
Man Group plc (2)(a) 53,876 181,374
NatWest Group plc (2)(a) 232,790 1,724,496
Next plc (2)(a) 1,066 180,100
Pearson plc (2)(a) 17,892 235,886
RELX plc (2)(a) 24,754 811,000
Sage Group plc (The) (2)(a) 19,861 222,550
Taylor Wimpey plc (2)(a) 148,309 176,150
TechnipFMC plc (a) 52,952 3,660,572
Tesco plc (2)(a) 151,913 954,778
Vodafone Group plc (2)(a) 2,430,604 3,666,206
29,988,596
United States - 83 .4%
3M Co. (a) 11,968 1,738,113
Abercrombie & Fitch Co., Class A
*(a) 63,501 5,802,086
Acerinox SA (2)(a) 78,045 1,091,155
Acuity, Inc. (a) 1,987 556,797
Adobe, Inc. *(a) 41,831 10,168,278
ADT, Inc. (a) 231,655 1,521,973
Advanced Energy Industries, Inc.
(a)(c) 695 224,283
Aegon Ltd. (2)(a) 569,207 4,162,739
Agilent Technologies, Inc. (a) 31,104 3,545,234
Akamai Technologies, Inc. *(a)(c) 23,530 2,702,421
Albemarle Corp. (a) 8,431 1,513,617

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 83.4% (continued)
Alcoa Corp. (a) 68,267 4,528,150
Alexandria Real Estate Equities,
Inc., REIT (a) 46,763 2,170,738
Allegion plc (a) 4,310 626,200
Allison Transmission Holdings, Inc.
(a) 20,367 2,384,161
Allstate Corp. (The) (a) 13,227 2,742,486
Ally Financial, Inc. (a) 59,441 2,331,870
Altria Group, Inc. (a) 11,581 764,230
Amazon.com, Inc. *(a) 12,162 2,532,980
Amdocs Ltd. (a) 49,635 3,239,180
Ameren Corp. (a) 10,927 1,201,096
American Airlines Group, Inc. *(a)(c) 108,009 1,160,017
American Electric Power Co., Inc.
(a) 16,060 2,105,145
American Financial Group, Inc. (a)
(c) 14,504 1,852,306
American Homes 4 Rent, Class A,
REIT (a) 9,095 253,932
American International Group, Inc.
(a)(c) 10,651 801,488
American Tower Corp., REIT (a) 13,562 2,340,530
American Water Works Co., Inc.
(a)(c) 23,923 3,255,681
Ameriprise Financial, Inc. (a) 9,459 4,203,580
Amgen, Inc. (a) 667 234,684
Amkor Technology, Inc. (a)(c) 82,554 3,717,407
Amphenol Corp., Class A (a) 10,854 1,371,403
Analog Devices, Inc. (a) 788 250,694
Antero Resources Corp. *(a) 12,967 550,319
AP Moller - Maersk A/S, Class B
(2)(a) 1,063 2,655,248
APA Corp. (a) 24,377 1,034,560
Applied Industrial Technologies,
Inc. (a) 12,985 3,445,180
AppLovin Corp., Class A *(a)(c) 3,475 1,383,050
AptarGroup, Inc. (a) 20,974 2,643,143
Aramark (a) 29,048 1,177,606
Arch Capital Group Ltd. *(a) 15,931 1,529,217
Archer-Daniels-Midland Co. (a)(c) 17,480 1,270,621
Arrow Electronics, Inc. *(a) 27,099 3,886,268
ASGN, Inc. *(a) 53,180 2,058,598
Ashland, Inc. (a)(c) 25,197 1,401,205
Associated Banc-Corp. (a)(c) 17,009 439,853
Assured Guaranty Ltd. (a) 15,614 1,272,229
AT&T, Inc. (a) 172,240 4,993,238
ATI, Inc. *(a) 17,510 2,547,005
Atmos Energy Corp. (a)(c) 4,633 855,808
Aurora Innovation, Inc. *(a)(c) 158,975 654,977
Autodesk, Inc. *(a) 7,156 1,713,146
AutoNation, Inc. *(a)(c) 8,664 1,691,733
AutoZone, Inc. *(a)(c) 193 651,912
Avantor, Inc. *(a)(c) 108,273 848,860
Avnet, Inc. (a) 43,413 2,675,109
Axis Capital Holdings Ltd. (a) 36,605 3,712,113
Ball Corp. (a) 61,795 3,652,702
Bank of America Corp. (a) 35,089 1,710,589
Bank of New York Mellon Corp.
(The) (a) 14,665 1,739,709
Bath & Body Works, Inc. (a) 173,531 3,239,824
INVESTMENTS SHARES VALUE ($)
United States - 83.4% (continued)
Best Buy Co., Inc. (a)(c) 35,542 2,281,796
Biogen, Inc. *(a) 10,473 1,920,015
BioMarin Pharmaceutical, Inc. *(a) 51,830 2,927,877
Bloom Energy Corp., Class A *(a)(c) 1,148 155,543
BOK Financial Corp. (a) 2,347 300,557
Booking Holdings, Inc. (a) 138 581,024
Booz Allen Hamilton Holding Corp.,
Class A (a)(c) 16,014 1,249,572
BorgWarner, Inc. (a) 28,457 1,544,077
Boston Beer Co., Inc. (The), Class
A *(a) 6,469 1,490,458
BP plc (2)(a) 33,992 266,049
Bristol-Myers Squibb Co. (a) 181,272 10,994,146
Broadcom, Inc. (a) 10,040 3,107,480
Broadridge Financial Solutions, Inc.
(a)(c) 8,585 1,394,891
Brunswick Corp. (a)(c) 32,913 2,394,750
Bunge Global SA (a)(c) 11,310 1,438,632
Burlington Stores, Inc. *(a)(c) 8,019 2,609,222
Buzzi SpA (2)(a) 7,048 356,326
BWX Technologies, Inc. (a)(c) 8,112 1,658,823
CACI International, Inc., Class A
*(a) 2,413 1,312,358
Caesars Entertainment, Inc. *(a) 9,201 243,182
Camden Property Trust, REIT (a) 8,569 836,849
Capital One Financial Corp. (a) 14,965 2,730,065
CarMax, Inc. *(a) 76,233 3,169,768
Carnival Corp. (a) 128,528 3,326,305
Carpenter Technology Corp. (a) 6,419 2,530,049
Casey's General Stores, Inc. (a) 1,898 1,381,478
Caterpillar, Inc. (a)(c) 6,921 4,903,252
CCC Intelligent Solutions Holdings,
Inc. *(a) 233,759 1,402,554
Centene Corp. *(a) 153,048 5,010,792
CF Industries Holdings, Inc. (a)(c) 38,665 5,020,264
Charter Communications, Inc.,
Class A *(a)(c) 12,355 2,667,197
Chemed Corp. (a) 3,020 1,140,775
Chevron Corp. (a) 12,717 2,631,147
Chord Energy Corp. (a)(c) 12,193 1,733,601
Chubb Ltd. (a) 16,193 5,277,784
Churchill Downs, Inc. (a)(c) 21,248 1,908,708
Cigna Group (The) (a)(c) 8,249 2,200,421
Citigroup, Inc. (a) 37,261 4,225,770
Citizens Financial Group, Inc. (a) 67,637 4,056,191
Clarivate plc *(a)(c) 91,233 230,819
Clean Harbors, Inc. *(a) 6,776 1,942,882
Clorox Co. (The) (a) 15,502 1,606,472
CMS Energy Corp. (a)(c) 17,470 1,355,323
CNA Financial Corp. (a) 3,339 153,327
CNH Industrial NV (a) 140,748 1,548,228
CNO Financial Group, Inc. (a) 21,637 888,415
Coca-Cola Consolidated, Inc. (a) 19,858 3,807,573
Cognizant Technology Solutions
Corp., Class A (a) 32,857 2,015,777
Colgate-Palmolive Co. (a) 7,210 614,508
Columbia Sportswear Co. (a) 20,592 1,128,648
Comcast Corp., Class A (a) 113,147 3,248,450
Comfort Systems USA, Inc. (a) 2,734 3,770,159
Conagra Brands, Inc. (a)(c) 102,542 1,611,960

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 83.4% (continued)
Concentrix Corp. (a) 88,301 2,415,915
ConocoPhillips (a) 31,019 4,094,508
Constellation Energy Corp. (a)(c) 10,358 2,892,472
Cooper Cos., Inc. (The) *(a)(c) 51,681 3,695,192
Copart, Inc. *(a)(c) 94,939 3,151,975
COPT Defense Properties, REIT (a) 39,050 1,194,930
Core & Main, Inc., Class A *(a)(c) 3,609 178,285
Corpay, Inc. *(a)(c) 6,175 1,796,863
Corteva, Inc. (a) 35,632 2,982,755
Costco Wholesale Corp. (a) 7,391 7,364,613
Cousins Properties, Inc., REIT (a) 33,830 763,543
Crane Co. (a) 8,889 1,520,019
Credo Technology Group Holding
Ltd. *(a) 1,760 165,211
Crown Holdings, Inc. (a) 42,330 4,243,583
CSX Corp. (a)(c) 33,546 1,377,063
CubeSmart, REIT (a) 61,180 2,242,247
Cummins, Inc. (a) 12,680 6,822,094
Curtiss-Wright Corp. (a) 4,530 3,085,474
Danaher Corp. (a) 17,098 3,241,781
Darden Restaurants, Inc. (a) 5,723 1,121,937
Darling Ingredients, Inc. *(a) 14,137 874,373
DaVita, Inc. *(a)(c) 15,805 2,429,070
Deckers Outdoor Corp. *(a) 23,400 2,342,106
Dell Technologies, Inc., Class C (a) 11,792 1,935,421
Delta Air Lines, Inc. (a) 56,898 3,782,579
DENTSPLY SIRONA, Inc. (a) 108,067 1,253,577
Dexcom, Inc. *(a)(c) 13,670 858,476
Dillard's, Inc., Class A (a) 336 192,229
Docusign, Inc., Class A *(a) 43,460 2,060,439
Dollar General Corp. (a) 13,246 1,572,698
Domino's Pizza, Inc. (a) 15,092 5,414,859
Donaldson Co., Inc. (a) 2 170
DoubleVerify Holdings, Inc. *(a) 121,749 1,156,616
Dover Corp. (a) 25,218 5,256,692
Dow, Inc. (a)(c) 147,884 6,159,369
Doximity, Inc., Class A *(a)(c) 61,276 1,427,731
DR Horton, Inc. (a)(c) 5,409 742,223
DraftKings, Inc., Class A *(a)(c) 111,227 2,404,728
DTE Energy Co. (a) 6,507 951,454
Duolingo, Inc., Class A *(a)(c) 5,223 514,831
DXC Technology Co. *(a)(c) 170,243 2,139,955
Eagle Materials, Inc. (a)(c) 738 139,814
East West Bancorp, Inc. (a) 16,425 1,753,533
Edison International (a) 115,588 8,458,729
Edwards Lifesciences Corp. *(a) 11,407 913,473
Elastic NV *(a) 14,287 714,207
elf Beauty, Inc. *(a)(c) 8,491 514,640
Eli Lilly & Co. (a) 2,299 2,114,551
EMCOR Group, Inc. (a) 8,246 6,088,104
EnerSys (a) 5,547 963,625
Envista Holdings Corp. *(a)(c) 15,483 392,804
EOG Resources, Inc. (a) 1,289 186,351
EPR Properties, REIT (a) 31,081 1,552,807
EQT Corp. (a)(c) 29,038 1,847,978
Equinix, Inc., REIT (a) 2,174 2,131,042
Equitable Holdings, Inc. (a)(c) 34,302 1,272,947
Essent Group Ltd. (a) 4,611 269,467
Essex Property Trust, Inc., REIT (a) 4,532 1,096,744
INVESTMENTS SHARES VALUE ($)
United States - 83.4% (continued)
Estee Lauder Cos., Inc. (The),
Class A (a)(c) 4,491 322,319
Etsy, Inc. *(a)(c) 10,241 511,845
Euronet Worldwide, Inc. *(a)(c) 14,473 960,573
Evercore, Inc., Class A (a)(c) 8,464 2,526,589
Everest Group Ltd. (a) 1,580 516,423
Eversource Energy (a) 17,045 1,180,878
Everus Construction Group, Inc.
*(a)(c) 11,871 1,401,490
Exelixis, Inc. *(a) 56,797 2,436,023
ExlService Holdings, Inc. *(a) 59,268 1,804,711
Expedia Group, Inc. (a)(c) 7,336 1,693,809
Experian plc (2)(a) 8,562 296,198
Exxon Mobil Corp. (a) 6,676 1,132,650
Fair Isaac Corp. *(a)(c) 3,054 3,260,267
Federated Hermes, Inc., Class B
(a)(c) 21,394 1,213,254
FedEx Corp. (a) 22,402 7,979,143
Fidelity National Financial, Inc. (a) 44,653 2,071,006
Fidelity National Information
Services, Inc. (a)(c) 94,313 4,424,223
First American Financial Corp. (a) 1,161 69,997
First Horizon Corp. (a) 30,785 700,667
First Industrial Realty Trust, Inc.,
REIT (a) 2,641 152,782
First Solar, Inc. *(a) 16,072 3,170,363
FirstCash Holdings, Inc. (a) 3,746 704,248
Fiserv, Inc. *(a)(c) 32,926 1,837,271
Five Below, Inc. *(a) 2,659 607,528
Flowserve Corp. (a)(c) 7,339 539,490
Fortinet, Inc. *(a) 51,376 4,198,447
Freeport-McMoRan, Inc. (a) 55,696 3,273,811
FTI Consulting, Inc. *(a)(c) 5,785 1,022,614
Gaming and Leisure Properties,
Inc., REIT (a) 30,629 1,359,009
Gap, Inc. (The) (a) 110,615 2,676,883
Garmin Ltd. (a) 15,400 3,572,954
Gartner, Inc. *(a)(c) 40,438 6,402,953
Gates Industrial Corp. plc *(a) 12,118 273,988
GCI Liberty, Inc., Class C *(a)(c) 1,681 62,550
General Dynamics Corp. (a) 12,296 4,220,233
General Mills, Inc. (a) 99,103 3,688,614
General Motors Co. (a) 64,802 4,827,749
Genpact Ltd. (a) 88,433 3,294,129
Genuine Parts Co. (a)(c) 33,969 3,592,222
GLOBALFOUNDRIES, Inc. *(a) 53,740 2,390,355
Globe Life, Inc. (a) 1,326 184,539
Goldman Sachs Group, Inc. (The)
(a) 4,969 4,203,724
Goodyear Tire & Rubber Co. (The)
*(a)(c) 576,746 3,823,826
Graco, Inc. (a) 11,329 959,000
Graham Holdings Co., Class B (a) 1,756 1,856,549
Greif, Inc., Class A (a)(c) 1,397 93,697
GSK plc (2)(a) 60,282 1,660,497
Haemonetics Corp. *(a) 32,565 1,835,363
Halliburton Co. (a)(c) 15,791 615,691
Halozyme Therapeutics, Inc. *(a)(c) 20,292 1,311,472
Hanover Insurance Group, Inc.
(The) (a) 12,294 2,131,165

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 83.4% (continued)
Hartford Insurance Group, Inc.
(The) (a) 3,181 430,167
Hasbro, Inc. (a) 16,824 1,574,726
Hecla Mining Co. (a)(c) 103,053 1,919,877
Hewlett Packard Enterprise Co. (a)
(c) 249,676 5,944,786
Hilton Grand Vacations, Inc. *(a)(c) 20,637 807,319
Honeywell International, Inc. (a) 14,684 3,319,025
Howard Hughes Holdings, Inc. *(a) 5,751 363,808
Huntington Ingalls Industries, Inc.
(a) 1,387 526,921
Huntsman Corp. (a) 164,900 2,194,819
IAC, Inc. *(a)(c) 25,446 1,018,603
Illinois Tool Works, Inc. (a) 10,061 2,618,778
Illumina, Inc. *(a)(c) 40,978 5,050,948
Incyte Corp. *(a)(c) 24,551 2,310,740
Ingredion, Inc. (a) 26,469 2,981,998
Insulet Corp. *(a) 4,284 898,955
Intel Corp. *(a)(c) 56,832 2,507,996
InterContinental Hotels Group plc
(2)(a) 7,376 972,709
International Business Machines
Corp. (a)(c) 29,489 7,147,838
Invesco Ltd. (a) 52,350 1,271,582
IQVIA Holdings, Inc. *(a)(c) 9,035 1,540,829
Iridium Communications, Inc. (a)(c) 122,566 3,399,981
Iron Mountain, Inc., REIT (a) 21,832 2,229,920
ITT, Inc. (a) 9,918 1,889,677
Jacobs Solutions, Inc. (a) 15,960 2,031,389
Janus Henderson Group plc (a) 17,687 908,581
Jazz Pharmaceuticals plc *(a) 15,152 2,864,486
JB Hunt Transport Services, Inc. (a) 27,094 5,741,219
Johnson Controls International plc
(a) 12,740 1,668,303
Jones Lang LaSalle, Inc. *(a) 7,606 2,314,658
KB Home (a)(c) 13,228 684,549
KBR, Inc. (a) 24,344 897,320
Kinder Morgan, Inc. (a) 104,146 3,492,015
Kirby Corp. *(a)(c) 2,244 298,183
KKR & Co., Inc. (a) 29,440 2,723,200
Knight-Swift Transportation
Holdings, Inc., Class A (a) 46,874 2,699,005
Kroger Co. (The) (a) 58,510 4,233,784
Kyndryl Holdings, Inc. *(a) 203,127 2,665,026
Lam Research Corp. (a) 16,574 3,541,201
Lamar Advertising Co., Class A,
REIT (a)(c) 18,702 2,368,795
Landstar System, Inc. (a) 27,283 4,373,738
Lantheus Holdings, Inc. *(a)(c) 16,143 1,224,447
Las Vegas Sands Corp. (a) 82,783 4,460,348
Lear Corp. (a) 4,506 545,586
Leidos Holdings, Inc. (a)(c) 11,874 1,846,644
Lennar Corp., Class A (a)(c) 26,124 2,268,608
Lennox International, Inc. (a) 491 227,888
Leonardo DRS, Inc. (a) 22,497 1,001,566
Lincoln Electric Holdings, Inc. (a) 7,470 1,860,628
Linde plc (a)(c) 4,838 2,398,487
Lineage, Inc., REIT (a) 99,771 3,268,498
LivaNova plc *(a)(c) 34,356 2,183,667
LKQ Corp. (a)(c) 53,047 1,557,990
INVESTMENTS SHARES VALUE ($)
United States - 83.4% (continued)
Lockheed Martin Corp. (a) 12,524 7,569,379
Louisiana-Pacific Corp. (a)(c) 4,437 322,792
Lowe's Cos., Inc. (a) 2,551 602,750
Lucid Group, Inc. *(a)(c) 90,403 861,541
LyondellBasell Industries NV, Class
A (a)(c) 52,893 4,261,060
Macy's, Inc. (a) 214,061 3,872,363
ManpowerGroup, Inc. (a) 81,070 2,388,322
Marathon Petroleum Corp. (a) 1,444 352,596
MarketAxess Holdings, Inc. (a) 10,579 1,745,323
Marzetti Co. (The) (a) 9,994 1,382,470
Masco Corp. (a) 7,629 460,563
Matador Resources Co. (a)(c) 7,122 449,968
McDonald's Corp. (a)(c) 21,395 6,649,352
McKesson Corp. (a) 475 411,046
Medical Properties Trust, Inc., REIT 70,414 326,017
Medpace Holdings, Inc. *(a)(c) 11,365 5,457,359
Merck & Co., Inc. (a) 31,407 3,777,948
Meta Platforms, Inc., Class A (a) 7,797 4,460,898
MetLife, Inc. (a) 20,648 1,460,227
MGIC Investment Corp. (a) 42,255 1,109,194
MGM Resorts International *(a)(c) 18,081 669,178
Micron Technology, Inc. (a) 20,682 6,987,207
Microsoft Corp. (a) 28,643 10,602,778
MKS, Inc. (a) 6,081 1,397,475
Mohawk Industries, Inc. *(a)(c) 24,409 2,403,310
Molson Coors Beverage Co., Class
B (a)(c) 27,763 1,195,475
Morgan Stanley (a)(c) 1,117 183,825
Mosaic Co. (The) (a) 118,878 3,031,389
Mueller Industries, Inc. (a) 57,479 6,368,673
Murphy USA, Inc. (a)(c) 2,070 1,022,518
National Fuel Gas Co. (a) 3,421 321,437
nCino, Inc. *(a) 24,869 372,538
Netflix, Inc. *(a) 70,390 6,767,999
Neurocrine Biosciences, Inc. *(a) 21,454 2,826,350
New Jersey Resources Corp. (a)(c) 35,533 1,951,472
New York Times Co. (The), Class
A (a) 42,586 3,565,726
Newell Brands, Inc. (a)(c) 237,120 813,322
NewMarket Corp. (a)(c) 545 349,318
Newmont Corp. (a) 45,417 4,916,390
NNN REIT, Inc., REIT (a) 22,793 957,990
Northern Trust Corp. (a) 11,509 1,606,311
Norwegian Cruise Line Holdings
Ltd. *(a)(c) 8,787 164,317
Novartis AG (Registered) (2)(a) 45,807 7,031,119
Nutanix, Inc., Class A *(a) 75,418 2,866,638
nVent Electric plc (a) 18,978 2,244,718
NVIDIA Corp. (a) 6,550 1,142,320
Occidental Petroleum Corp. (a)(c) 90,792 5,901,480
OGE Energy Corp. (a) 27,897 1,337,940
Okta, Inc., Class A *(a)(c) 12,264 965,299
Olin Corp. (a)(c) 65,032 1,933,401
Omega Healthcare Investors, Inc.,
REIT (a)(c) 10,275 450,251
Omnicom Group, Inc. (a)(c) 20,421 1,537,906
ONE Gas, Inc. (a)(c) 18,068 1,556,197
OneMain Holdings, Inc. (a) 37,238 1,991,861
Onto Innovation, Inc. *(a) 15,469 3,172,228

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 83.4% (continued)
Organon & Co. (a)(c) 209,311 1,253,773
Oshkosh Corp. (a)(c) 10,823 1,593,254
Ovintiv, Inc. (a) 33,794 2,006,012
Owens Corning (a) 33,749 3,652,317
PACCAR, Inc. (a) 1,657 191,384
Packaging Corp. of America (a)(c) 6,685 1,418,691
Palantir Technologies, Inc., Class
A *(a) 15,520 2,270,266
Park Hotels & Resorts, Inc., REIT
(a) 95,491 1,005,520
Pegasystems, Inc. (a) 20,762 883,631
Penn Entertainment, Inc. *(a)(c) 25,576 384,407
Penske Automotive Group, Inc. (a)
(c) 2,195 328,196
Pentair plc (a) 11,134 969,883
PepsiCo, Inc. (a) 19,831 3,079,556
Permian Resources Corp., Class
A (a) 43,475 926,887
Pfizer, Inc. (a) 108,270 3,040,222
PG&E Corp. (a) 452,307 7,947,033
Philip Morris International, Inc. (a) 10,737 1,775,256
Phillips 66 (a) 13,418 2,444,491
Pilgrim's Pride Corp. (a) 7,411 279,839
Pinnacle Financial Partners, Inc.
(a)(c) 13,269 1,142,992
Pinnacle West Capital Corp. (a)(c) 19,888 2,003,716
PNC Financial Services Group, Inc.
(The) (a) 15,239 3,171,084
Polaris, Inc. (a) 33,809 1,842,591
Popular, Inc. (a) 21,046 2,823,742
Portland General Electric Co. (a) 83,081 4,384,184
Primerica, Inc. (a)(c) 1,932 483,927
Principal Financial Group, Inc. (a)(c) 23,737 2,138,941
Procter & Gamble Co. (The) (a)(c) 32,942 4,758,142
Prosperity Bancshares, Inc. (a) 39,771 2,671,816
Public Service Enterprise Group,
Inc. (a)(c) 16,144 1,306,857
Ralph Lauren Corp., Class A (a) 6,538 2,249,007
Rambus, Inc. *(a) 21,246 1,827,793
RBC Bearings, Inc. *(a)(c) 460 249,835
Regeneron Pharmaceuticals, Inc.
(a) 1,858 1,435,565
Reinsurance Group of America,
Inc. (a) 17,139 3,499,098
RenaissanceRe Holdings Ltd. (a) 4,336 1,288,789
Republic Services, Inc., Class A (a) 8,618 1,887,514
ResMed, Inc. (a)(c) 1,935 434,369
Reynolds Consumer Products, Inc.
(a) 36,324 769,342
RH *(a)(c) 8,520 1,191,266
RingCentral, Inc., Class A (a) 75,187 2,796,205
Rivian Automotive, Inc., Class A
*(a)(c) 22,250 334,863
Roche Holding AG (2)(a) 340 135,691
Roivant Sciences Ltd. *(a)(c) 23,682 655,991
Roku, Inc., Class A *(a) 6,457 610,961
Roper Technologies, Inc. (a) 4,263 1,508,505
Ross Stores, Inc. (a) 18,399 3,985,775
Royal Caribbean Cruises Ltd. (a)(c) 12,731 3,503,317
RPM International, Inc. (a) 17,244 1,714,054
INVESTMENTS SHARES VALUE ($)
United States - 83.4% (continued)
RTX Corp. (a) 4,871 939,616
Ryder System, Inc. (a) 14,475 2,963,177
Sabra Health Care REIT, Inc., REIT
(a)(c) 40,061 770,373
Saia, Inc. *(a)(c) 12,497 4,389,946
Sandisk Corp. *(a) 1,844 1,171,567
Sarepta Therapeutics, Inc. *(a)(c) 118,342 2,575,122
Schneider National, Inc., Class B
(a) 25,535 673,103
Science Applications International
Corp. (a) 57,362 5,444,801
Scotts Miracle-Gro Co. (The) (a)(c) 8,253 501,865
Seaboard Corp. (a) 51 288,355
Seagate Technology Holdings plc
(a) 9,225 3,613,986
Selective Insurance Group, Inc. (a) 42,634 3,214,177
Service Corp. International (a)(c) 14,938 1,232,534
Shell plc (2)(a) 22,422 1,038,476
Signify NV (2)(a)(b) 45,053 959,593
Simon Property Group, Inc., REIT
(a) 4,102 765,146
Simpson Manufacturing Co., Inc. (a) 3,632 623,324
SiteOne Landscape Supply, Inc.
*(a) 1,106 147,220
Smithfield Foods, Inc. (a) 6,488 181,469
Smurfit Westrock plc (a)(c) 88,480 3,525,928
Snap-on, Inc. (a)(c) 6,679 2,425,946
Sonoco Products Co. (a)(c) 4,567 247,029
Sotera Health Co. *(a) 116,030 1,663,870
Southwest Gas Holdings, Inc. (a)(c) 19,236 1,671,608
SS&C Technologies Holdings, Inc.
(a) 71,079 4,802,808
State Street Corp. 9,977 1,262,689
STERIS plc (a)(c) 6,971 1,541,497
Sterling Infrastructure, Inc. *(a)(c) 567 230,922
Stifel Financial Corp. (a) 118,443 8,755,306
Strategy, Inc., Class A *(a)(c) 2,454 306,259
Stryker Corp. (a) 12,816 4,211,209
Sun Communities, Inc., REIT (a) 2,112 266,028
Synchrony Financial (a) 2,697 183,450
Take-Two Interactive Software, Inc.
*(a)(c) 7,032 1,388,820
Tapestry, Inc. (a) 28,097 3,964,768
Target Corp. (a) 42,876 5,196,571
Taylor Morrison Home Corp., Class
A *(a) 79,679 4,640,505
TD SYNNEX Corp. (a) 15,006 2,531,662
Tenet Healthcare Corp. *(a) 9,756 1,841,055
Teradata Corp. *(a)(c) 32,007 820,339
Teradyne, Inc. (a) 6,551 1,942,109
Texas Capital Bancshares, Inc. *(a) 34,089 3,234,364
Texas Roadhouse, Inc., Class A (a) 9,306 1,536,793
Textron, Inc. (a)(c) 57,398 5,025,769
TJX Cos., Inc. (The) (a) 47,590 7,600,122
T-Mobile US, Inc. (a) 9,886 2,076,357
Toll Brothers, Inc. (a) 17,919 2,445,406
Toro Co. (The) (a) 31,540 2,947,098
Trade Desk, Inc. (The), Class A *(a)
(c) 16,773 380,579
Tradeweb Markets, Inc., Class A (a) 6,901 811,972

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 83.4% (continued)
TransUnion (a)(c) 21,640 1,497,272
Travel + Leisure Co. (a) 24,668 1,706,779
Travelers Cos., Inc. (The) (a) 23,459 6,842,521
Trex Co., Inc. *(a) 29,027 1,057,163
Trimble, Inc. *(a)(c) 29,269 1,909,217
TTM Technologies, Inc. *(a)(c) 6,386 622,124
Tyson Foods, Inc., Class A (a) 20,734 1,328,427
UFP Industries, Inc. (a)(c) 2,710 249,645
Ultragenyx Pharmaceutical, Inc.
*(a)(c) 69,901 1,464,426
Under Armour, Inc., Class A *(a)(c) 79,961 472,570
Union Pacific Corp. (a)(c) 5,560 1,348,967
United Airlines Holdings, Inc. *(a) 64,563 5,944,315
United Parcel Service, Inc., Class
B (a)(c) 23,494 2,311,340
United Therapeutics Corp. *(a) 4,729 2,804,202
Universal Display Corp. (a)(c) 7,061 647,211
Universal Health Services, Inc.,
Class B (a) 4,082 730,556
US Bancorp (a) 30,834 1,603,676
Valmont Industries, Inc. (a) 3,081 1,231,075
Veeva Systems, Inc., Class A *(a) 24,857 4,366,381
Veralto Corp. (a) 17,077 1,509,948
VeriSign, Inc. (a) 9,862 2,449,326
Verizon Communications, Inc. (a) 5,003 251,151
Versant Media Group, Inc. *(a) 65,143 2,411,594
Vertiv Holdings Co., Class A (a) 14,673 3,676,760
VF Corp. (a)(c) 74,710 1,269,323
Viatris, Inc. (a) 63,235 854,305
VICI Properties, Inc., Class A, REIT
(a) 33,618 918,444
Viking Holdings Ltd. *(a) 47,954 3,523,660
Virtu Financial, Inc., Class A (a)(c) 47,576 2,092,392
Vornado Realty Trust, REIT (a)(c) 146,909 3,818,165
Warner Music Group Corp., Class
A (a)(c) 97,185 2,482,105
Waste Connections, Inc. (a) 27,823 4,519,568
Watts Water Technologies, Inc.,
Class A (a) 6,453 1,873,241
Wells Fargo & Co. (a) 7,779 619,286
WESCO International, Inc. (a)(c) 3,138 858,620
West Pharmaceutical Services,
Inc. (a) 9,226 2,312,405
Western Digital Corp. (a)(c) 5,972 1,615,366
Western Union Co. (The) (a)(c) 136,658 1,193,024
Westinghouse Air Brake
Technologies Corp. (a) 12,884 3,219,840
Westlake Corp. (a)(c) 7,486 874,515
WEX, Inc. *(a)(c) 12,628 1,932,589
Williams-Sonoma, Inc. (a) 31,970 5,829,090
Wintrust Financial Corp. (a)(c) 8,751 1,215,864
Woodward, Inc. (a) 4,388 1,570,553
WP Carey, Inc., REIT (a) 5,383 365,829
WW Grainger, Inc. (a)(c) 216 235,615
Wynn Resorts Ltd. (a)(c) 8,470 860,129
YETI Holdings, Inc. *(a)(c) 13,938 509,991
Zions Bancorp NA (a) 25,233 1,453,925
Zoom Communications, Inc., Class
A *(a) 30,549 2,455,834
INVESTMENTS SHARES VALUE ($)
United States - 83.4% (continued)
ZoomInfo Technologies, Inc., Class
A *(a)(c) 322,046 1,925,835
1,043,972,150
TOTAL COMMON STOCKS
(Cost $1,471,280,282) 1,625,625,222
PREFERRED STOCKS - 0.4%
Germany - 0 .4%
Henkel AG & Co. KGaA
(Preference) (2)(a) 5,939 458,783
Volkswagen AG (Preference) (2)(a) 38,854 3,974,473
TOTAL PREFERRED STOCKS
(Cost $4,947,123)                                                     4,433,256
NO. OF
RIGHTS
RIGHTS - 0.0% †
Italy - 0 .0% †
Telecom Italia SpA, expiring
4/1/2026 (2)*
(Cost $–) 1,036,916 11
SHARES
SHORT-TERM INVESTMENTS - 65.2%
INVESTMENT COMPANIES - 21 .3%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.52% (d)(e) 19,548,357 19,548,357
Limited Purpose Cash Investment
Fund, 3.65% (d) 246,760,482 246,760,482
TOTAL INVESTMENT COMPANIES
(Cost $266,308,765) 266,308,839
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 43 .9%
U.S. Treasury Bills
3.79%, 4/2/2026 (2)(f) $ 5,966,000 5,965,399
3.75%, 4/16/2026 (2)(f) 7,000,000 6,989,424
3.73%, 4/23/2026 (2)(f) 26,648,000 26,588,891
3.71%, 4/30/2026 (2)(f) 33,223,000 33,125,859
3.77%, 5/7/2026 (2)(f) 2,020,000 2,012,642
3.76%, 5/14/2026 (2)(f) 32,104,000 31,964,401
3.78%, 5/21/2026 (2)(f) 3,802,000 3,782,842
3.65%, 6/11/2026 (2)(f) 3,847,000 3,819,707
3.56%, 6/18/2026 (2)(f) 23,132,000 22,951,721
3.55%, 6/25/2026 (2)(f) 23,867,000 23,664,835
3.56%, 7/2/2026 (2)(f) 7,379,000 7,311,052
3.54%, 7/9/2026 (2)(f) 2,550,000 2,524,716
3.55%, 7/16/2026 (2)(f) 13,276,000 13,135,710
3.58%, 7/23/2026 (2)(f) 7,000,000 6,921,083
3.59%, 7/30/2026 (2)(f)(g) 20,987,000 20,734,546
3.59%, 8/6/2026 (2)(f) 7,007,000 6,918,264
3.56%, 8/13/2026 (2)(f) 5,898,000 5,818,845
3.56%, 8/20/2026 (2)(f) 4,000,000 3,943,585
3.59%, 8/27/2026 (2)(f)(g) 26,518,000 26,126,079
3.60%, 9/3/2026 (2)(f) 1,744,000 1,717,023
3.60%, 9/10/2026 (2)(f) 81,290,000 79,977,455

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 43.9% (continued)
3.64%, 9/17/2026 (2)(f) $ 46,171,000 45,392,162
3.70%, 9/24/2026 (2)(f)(g) 115,918,000 113,892,353
3.67%, 10/1/2026 (2)(f) 55,138,000 54,131,777
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $549,439,977) 549,410,371
TOTAL SHORT-TERM INVESTMENTS
(Cost $815,748,742) 815,719,210
NO. OF
CONTRACTS
PURCHASED OPTIONS - 0.4%
Put Option s - 0 .4%
Over-the-Counter
Equity Index Options - 0 .4%
S&P 500 Index
JPMC
Exercise Price: USD 6,500
Notional Amount:
USD 148,850,256
Expiration Date: 6/18/2026 (2) 228 5,075,153
NOTIONAL
AMOUNT
Interest Rate Swaptions - 0 .0% †
2-Year Interest Rate Swap,
Pays SOFR Quarterly,
Receives 3.23% Quarterly
JPMC
Exercise Rate: 3.23%
Expiration Date: 6/17/2026 (2) $ 240,773,175 448,110
TOTAL PURCHASED OPTIONS
(Cost $5,116,541) 5,523,263
TOTAL LONG POSITIONS
(Cost $2,297,092,688) 2,451,300,962
SHARES
SHORT POSITIONS - (134.8)%
COMMON STOCKS - (134.3)%
Australia - ( 3 .8 ) %
Ampol Ltd. (2) (8,844) (205,123)
APA Group (2) (74,763) (515,021)
Aristocrat Leisure Ltd. (2) (6,463) (205,428)
Atlas Arteria Ltd. (2) (319,793) (948,382)
CAR Group Ltd. (2) (106,339) (1,697,529)
Cleanaway Waste Management
Ltd. (2) (464,318) (735,282)
Cochlear Ltd. (2) (20,816) (2,449,433)
Coles Group Ltd. (2) (193,639) (2,936,490)
CSL Ltd. (2) (28,387) (2,788,142)
Endeavour Group Ltd. (2) (191,977) (434,563)
Fortescue Ltd. (2) (172,992) (2,471,987)
Insurance Australia Group Ltd. (70,082) (354,912)
Lendlease Corp. Ltd. (2) (102,825) (236,739)
Liontown Ltd. (2) (360,279) (439,744)
Lynas Rare Earths Ltd. (2) (347,826) (4,722,597)
Macquarie Group Ltd. (2) (4,739) (673,207)
Medibank Pvt Ltd. (2) (586,747) (1,775,369)
Mineral Resources Ltd. (2) (37,622) (1,445,168)
National Australia Bank Ltd. (2) (52,417) (1,516,197)
INVESTMENTS SHARES VALUE ($)
Australia - (3.8)% (continued)
New Hope Corp. Ltd. (2) (25,663) (104,836)
NEXTDC Ltd. (2) (256,674) (2,052,103)
Origin Energy Ltd. (2) (103,602) (891,512)
PLS Group Ltd. (2) (308,621) (1,130,026)
Ramsay Health Care Ltd. (2) (58,878) (1,601,415)
REA Group Ltd. (2) (5,482) (600,599)
Reece Ltd. (2) (4,246) (39,510)
Santos Ltd. (2) (86,981) (476,094)
SEEK Ltd. (2) (31,919) (313,656)
Suncorp Group Ltd. (2) (61,615) (691,485)
Telix Pharmaceuticals Ltd. (2) (133,016) (1,273,495)
Telstra Group Ltd. (2) (1,263,383) (4,663,916)
Transurban Group (2) (58,181) (567,546)
Treasury Wine Estates Ltd. (2) (397,781) (1,026,577)
Washington H Soul Pattinson & Co.
Ltd. (2) (33,445) (939,902)
Wesfarmers Ltd. (2) (22,434) (1,145,390)
Westpac Banking Corp. (2) (51,728) (1,429,517)
WiseTech Global Ltd. (2) (69,856) (1,884,755)
Woodside Energy Group Ltd. (2) (18,268) (433,637)
Woolworths Group Ltd. (2) (12,257) (309,517)
(48,126,801)
Austria - ( 0 .0 ) % †
Mondi plc (2) (34,296) (387,738)
Belgium - ( 0 .4 ) %
D'ieteren Group (2) (8,949) (1,656,934)
Financiere de Tubize SA (2) (3,497) (867,486)
Lotus Bakeries NV (2) (21) (237,106)
UCB SA (2) (7,080) (2,133,181)
(4,894,707)
Brazil - ( 0 .5 ) %
MercadoLibre, Inc. (3,301) (5,707,495)
Wheaton Precious Metals Corp. (6,601) (866,467)
(6,573,962)
Canada - ( 4 .0 ) %
Agnico Eagle Mines Ltd. (5,116) (1,038,462)
Alimentation Couche-Tard, Inc. (13,901) (787,933)
AltaGas Ltd. (19,565) (678,608)
AtkinsRealis Group, Inc. (8,370) (538,506)
BCE, Inc. (14,844) (374,541)
Bombardier, Inc., Class B (6,126) (1,083,401)
Brookfield Asset Management Ltd.,
Class A (76,330) (3,393,725)
Brookfield Corp., Class A (46,671) (1,891,197)
Brookfield Renewable Corp. (12,670) (504,942)
Cameco Corp. (9,441) (1,026,694)
Capstone Copper Corp. (15,832) (119,386)
CCL Industries, Inc., Class B (8,317) (521,105)
CGI, Inc. (20,533) (1,501,119)
Constellation Software, Inc. (946) (1,660,644)
Descartes Systems Group, Inc.
(The) (11,135) (797,564)
Dollarama, Inc. (2,121) (260,311)
Element Fleet Management Corp. (27,722) (601,231)
Emera, Inc. (6,364) (329,889)
Enbridge, Inc. (43,118) (2,337,379)
G Mining Ventures Corp. (10,011) (351,331)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Canada - (4.0)% (continued)
Gildan Activewear, Inc. (20,546) (1,144,201)
Hudbay Minerals, Inc. (24,967) (522,816)
Hydro One Ltd. (b) (59,746) (2,467,405)
Imperial Oil Ltd. (6,508) (852,435)
Intact Financial Corp. (2,303) (417,325)
Keyera Corp. (61,303) (2,371,299)
Loblaw Cos. Ltd. (10,327) (470,806)
National Bank of Canada (7,664) (991,731)
NexGen Energy Ltd. (63,897) (741,354)
Open Text Corp. (69,721) (1,553,699)
RB Global, Inc. (17,312) (1,660,264)
Rogers Communications, Inc.,
Class B (148,004) (5,692,052)
Shopify, Inc., Class A (42,715) (5,068,319)
Sun Life Financial, Inc. (30,600) (1,917,037)
Thomson Reuters Corp. (21,747) (1,962,874)
Whitecap Resources, Inc. (130,227) (1,469,746)
WSP Global, Inc. (4,303) (669,686)
(49,771,017)
Chile - ( 0 .1 ) %
Lundin Mining Corp. (28,768) (717,391)
China - ( 0 .4 ) %
Prosus NV (2) (114,115) (5,283,019)
Denmark - ( 1 .5 ) %
Carlsberg A/S, Class B (3,280) (407,489)
Coloplast A/S, Class B (2) (48,026) (3,271,480)
Demant A/S (2) (59,773) (1,811,333)
DSV A/S (2) (6,861) (1,656,988)
Genmab A/S (2) (778) (209,532)
GN Store Nord A/S (2) (6,274) (100,356)
Novo Nordisk A/S, Class B (2) (102,097) (3,736,188)
Novonesis Novozymes, Class B (2) (112,908) (6,707,998)
ROCKWOOL A/S, Class B (2) (2,784) (77,325)
Tryg A/S (29,770) (709,577)
(18,688,266)
Finland - ( 0 .2 ) %
Kone OYJ, Class B (2) (9,813) (626,469)
Neste OYJ (2) (30,420) (988,576)
Sampo OYJ, Class A (36,323) (386,336)
Valmet OYJ (2) (3,264) (93,395)
(2,094,776)
France - ( 3 .3 ) %
Accor SA (2) (34,902) (1,674,011)
Aeroports de Paris SA (2) (3,776) (461,303)
Air Liquide SA (2) (3,914) (809,018)
Airbus SE (2) (9,411) (1,779,366)
Alstom SA (2) (18,293) (523,147)
Arkema SA (2) (10,628) (729,696)
BioMerieux (2) (4,812) (514,084)
Bollore SE (2) (179,585) (1,026,870)
Bureau Veritas SA (2) (44,644) (1,336,258)
Capgemini SE (2) (16,031) (1,891,634)
Cie de Saint-Gobain SA (2) (32,522) (2,692,641)
Cie Generale des Etablissements
Michelin SCA (2) (34,523) (1,182,720)
Dassault Systemes SE (2) (269,769) (5,461,270)
INVESTMENTS SHARES VALUE ($)
France - (3.3)% (continued)
Edenred SE (2) (20,678) (411,883)
Engie SA (2) (60,314) (1,943,767)
EssilorLuxottica SA (2) (10,473) (2,440,472)
FDJ UNITED (2) (28,659) (843,404)
Gaztransport Et Technigaz SA (2) (3,823) (899,146)
Hermes International SCA (2) (1,084) (2,053,477)
Kering SA (2) (2,007) (609,453)
L'Oreal SA (2) (4,877) (1,991,233)
Pernod Ricard SA (2) (60,863) (4,525,887)
Publicis Groupe SA (2) (5,258) (435,202)
Remy Cointreau SA (2) (18,867) (815,861)
Sodexo SA (2) (18,771) (963,554)
SPIE SA (2) (49,729) (2,490,211)
Technip Energies NV (2) (15,039) (635,511)
(41,141,079)
Germany - ( 3 .8 ) %
Allianz SE (Registered) (2) (10,105) (4,267,530)
Auto1 Group SE (2)(h) (26,116) (464,971)
BASF SE (2) (17,012) (1,047,776)
Beiersdorf AG (2) (6,895) (619,773)
Brenntag SE (2) (20,224) (1,369,939)
CTS Eventim AG & Co. KGaA (2) (31,458) (1,842,518)
Deutsche Telekom AG (Registered)
(2) (81,840) (3,054,536)
E.ON SE (2) (228,827) (5,011,647)
GEA Group AG (2) (10,510) (753,753)
Hannover Rueck SE (2) (3,503) (1,101,347)
Hensoldt AG (2) (32,736) (2,905,332)
HOCHTIEF AG (2) (2,020) (918,840)
Merck KGaA (2) (17,544) (2,229,031)
MTU Aero Engines AG (2) (7,843) (2,861,275)
Nemetschek SE (2) (7,515) (562,573)
Rational AG (2) (68) (49,888)
RENK Group AG (2) (45,104) (2,695,942)
SAP SE (2) (14,615) (2,491,604)
Schaeffler AG (2) (23,794) (198,744)
Siemens AG (Registered) (2) (21,306) (5,190,869)
Siemens Healthineers AG (2)(b) (72,652) (3,099,774)
Symrise AG, Class A (2) (47,391) (4,046,802)
TeamViewer SE (2)(b) (55) (285)
Zalando SE (2)(b) (10,327) (252,296)
(47,037,045)
Hong Kong - ( 0 .0 ) % †
Prudential plc (2) (24,887) (346,007)
Italy - ( 2 .1 ) %
Banca Monte dei Paschi di Siena
SpA (2) (218,853) (1,909,608)
BPER Banca SpA (2) (114,519) (1,500,797)
Brunello Cucinelli SpA (2) (5,044) (440,816)
Coca-Cola HBC AG (2) (4,039) (227,514)
DiaSorin SpA (2) (11,382) (797,456)
ERG SpA (2) (8,948) (228,455)
Ferrari NV (2) (16,648) (5,648,731)
FinecoBank Banca Fineco SpA (2) (28,498) (634,044)
Generali (2) (93,304) (3,753,761)
Infrastrutture Wireless Italiane SpA
(2)(b) (171,047) (1,365,007)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Italy - (2.1)% (continued)
Interpump Group SpA (2) (2,494) (95,223)
Moncler SpA (2) (16,172) (973,693)
Recordati Industria Chimica e
Farmaceutica SpA (2) (4,027) (230,580)
Reply SpA (2) (4,982) (468,852)
Technoprobe SpA (2) (66,256) (1,110,357)
Telecom Italia SpA (2) (1,888,849) (1,326,168)
Terna - Rete Elettrica Nazionale (2) (493,487) (5,644,214)
(26,355,276)
Japan - ( 17 .9 ) %
Aeon Co. Ltd. (2) (236,000) (2,821,603)
Ajinomoto Co., Inc. (2) (7,500) (212,034)
Allegro MicroSystems, Inc. (40,691) (1,282,987)
Asahi Group Holdings Ltd. (2) (163,800) (1,635,482)
Asahi Kasei Corp. (2) (109,700) (1,073,357)
Asics Corp. (2) (47,000) (1,263,600)
Azbil Corp. (2) (87,500) (764,538)
BayCurrent, Inc. (2) (111,100) (3,215,938)
Bridgestone Corp. (2) (37,200) (775,184)
Capcom Co. Ltd. (2) (114,600) (2,421,719)
Chiba Bank Ltd. (The) (2) (95,500) (1,236,206)
Chugai Pharmaceutical Co. Ltd. (2) (95,600) (5,272,195)
Daifuku Co. Ltd. (2) (109,000) (3,848,690)
Daiichi Sankyo Co. Ltd. (2) (150,600) (2,694,334)
Daikin Industries Ltd. (2) (15,600) (1,871,172)
Daiwa Securities Group, Inc. (2) (232,300) (2,201,133)
Dentsu Group, Inc. (2) (27,300) (469,211)
East Japan Railway Co. (2) (22,800) (521,469)
Ebara Corp. (2) (97,100) (2,748,720)
Eisai Co. Ltd. (2) (55,800) (1,746,921)
Fast Retailing Co. Ltd. (2) (10,200) (4,030,085)
FUJIFILM Holdings Corp. (2) (159,000) (3,029,848)
Fujikura Ltd. (2) (27,600) (759,056)
Hikari Tsushin, Inc. (2) (6,100) (1,551,908)
Hitachi Ltd. (2) (41,800) (1,226,224)
Hoshizaki Corp. (2) (26,300) (846,654)
Hoya Corp. (2) (4,400) (762,786)
Ibiden Co. Ltd. (2) (47,400) (2,371,920)
IHI Corp. (2) (76,900) (1,586,678)
Inpex Corp. (2) (12,700) (375,660)
Isuzu Motors Ltd. (2) (60,100) (865,486)
ITOCHU Corp. (2) (540,500) (6,875,426)
Japan Tobacco, Inc. (2) (39,600) (1,519,209)
Keisei Electric Railway Co. Ltd. (2) (130,100) (973,403)
Keyence Corp. (2) (30,200) (10,748,402)
Kikkoman Corp. (2) (227,300) (2,063,603)
Kobe Bussan Co. Ltd. (2) (65,700) (1,421,681)
Kokusai Electric Corp. (2) (66,900) (2,262,203)
Konami Group Corp. (2) (18,300) (2,255,075)
Kyowa Kirin Co. Ltd. (2) (19,000) (310,955)
Lasertec Corp. (2) (18,500) (4,117,611)
LY Corp. (2) (169,300) (408,205)
M3, Inc. (2) (183,500) (1,883,511)
Marubeni Corp. (2) (63,800) (2,333,928)
MatsukiyoCocokara & Co. (26,700) (424,966)
MINEBEA MITSUMI, Inc. (2) (10,200) (169,372)
Mitsubishi Corp. (2) (167,900) (5,759,972)
Mitsubishi Electric Corp. (2) (67,100) (2,194,646)
Mitsubishi HC Capital, Inc. (2) (66,400) (595,812)
INVESTMENTS SHARES VALUE ($)
Japan - (17.9)% (continued)
Mitsubishi Heavy Industries Ltd. (2) (85,900) (2,360,245)
Mitsubishi UFJ Financial Group,
Inc. (2) (161,900) (2,741,604)
MonotaRO Co. Ltd. (2) (249,100) (2,700,124)
MS&AD Insurance Group Holdings,
Inc. (2) (33,100) (863,764)
Nexon Co. Ltd. (2) (80,300) (1,512,586)
NIDEC Corp. (2) (44,800) (568,880)
Nintendo Co. Ltd. (2) (74,100) (4,230,046)
Nippon Paint Holdings Co. Ltd. (2) (376,000) (2,357,725)
Nippon Sanso Holdings Corp. (2) (106,300) (3,769,228)
Nissin Foods Holdings Co. Ltd. (2) (66,300) (1,258,355)
Nitto Denko Corp. (2) (98,100) (1,962,415)
Nomura Research Institute Ltd. (2) (182,900) (5,005,542)
Obic Co. Ltd. (132,300) (3,211,112)
Olympus Corp. (2) (476,500) (4,539,772)
Oracle Corp. Japan (9,400) (509,787)
Oriental Land Co. Ltd. (2) (292,300) (4,974,886)
Osaka Gas Co. Ltd. (2) (34,600) (1,401,457)
Panasonic Holdings Corp. (2) (53,700) (900,622)
Rakuten Bank Ltd. (2) (84,200) (3,078,326)
Recruit Holdings Co. Ltd. (2) (75,700) (3,298,247)
Renesas Electronics Corp. (2) (132,400) (1,892,953)
Sanrio Co. Ltd. (2) (255,000) (1,585,400)
SCREEN Holdings Co. Ltd. (2) (43,000) (2,561,793)
Secom Co. Ltd. (2) (24,700) (940,843)
Seibu Holdings, Inc. (2) (55,600) (1,553,396)
Sekisui Chemical Co. Ltd. (2) (18,300) (307,233)
Seven & i Holdings Co. Ltd. (2) (19,300) (259,578)
Shimadzu Corp. (2) (33,500) (796,056)
Shimano, Inc. (2) (43,700) (4,562,405)
Shin-Etsu Chemical Co. Ltd. (2) (105,400) (4,291,763)
Skylark Holdings Co. Ltd. (2) (49,700) (1,071,366)
SMC Corp. (2) (3,600) (1,415,874)
SoftBank Corp. (2) (1,774,100) (2,373,965)
SoftBank Group Corp. (2) (57,400) (1,397,676)
Sompo Holdings, Inc. (2) (56,000) (2,179,982)
Sony Group Corp. (2) (176,900) (3,687,080)
Sumitomo Mitsui Financial Group,
Inc. (2) (131,200) (4,313,899)
Suntory Beverage & Food Ltd. (2) (15,900) (449,018)
Suzuki Motor Corp. (2) (165,500) (2,017,234)
Sysmex Corp. (2) (62,500) (545,056)
T&D Holdings, Inc. (2) (37,400) (957,984)
Terumo Corp. (2) (152,100) (2,043,427)
TIS, Inc. (2) (76,800) (1,642,094)
Toho Co. Ltd. (74,900) (786,732)
Tokio Marine Holdings, Inc. (2) (59,400) (2,788,294)
Tokyo Electron Ltd. (2) (16,100) (4,000,060)
Tokyu Corp. (2) (39,900) (470,982)
Toyota Industries Corp. (2) (25,782) (3,334,127)
Trend Micro, Inc. (2) (66,000) (2,200,214)
Unicharm Corp. (117,200) (687,153)
West Japan Railway Co. (29,800) (587,344)
Yakult Honsha Co. Ltd. (2) (88,500) (1,480,897)
Yamaha Motor Co. Ltd. (2) (505,500) (3,651,933)
Yaskawa Electric Corp. (2) (72,700) (1,920,131)
Yokohama Rubber Co. Ltd. (The)
(2) (12,700) (487,278)
Zensho Holdings Co. Ltd. (2) (32,600) (1,903,280)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (17.9)% (continued)
ZOZO, Inc. (2) (528,300) (3,699,641)
(223,889,642)
Kazakhstan - ( 0 .0 ) % †
Freedom Holding Corp. (4,138) (599,513)
Luxembourg - ( 0 .1 ) %
CVC Capital Partners plc (2)(b) (130,346) (1,701,705)
Netherlands - ( 1 .7 ) %
Aalberts NV (2) (35) (1,219)
Adyen NV (2)(b) (4,218) (4,221,586)
Arcadis NV (2) (24,514) (784,247)
Argenx SE (2) (5,224) (3,791,261)
ASR Nederland NV (2) (5,141) (353,942)
EXOR NV (2) (20,399) (1,561,498)
Heineken NV (2) (8,525) (655,729)
Koninklijke Philips NV (2) (16,381) (448,057)
NXP Semiconductors NV (20,146) (3,965,942)
Randstad NV (2) (6,929) (180,846)
Universal Music Group NV (2) (242,489) (4,706,910)
Wolters Kluwer NV (2) (14,942) (1,115,992)
(21,787,229)
New Zealand - ( 0 .0 ) % †
Xero Ltd. (2) (6,673) (352,667)
Norway - ( 0 .3 ) %
Aker BP ASA (2) (51,472) (1,902,866)
DNB Bank ASA (2) (11,438) (357,880)
Orkla ASA (2) (44,961) (565,818)
Salmar ASA (3,364) (196,290)
TOMRA Systems ASA (2) (66,886) (806,389)
(3,829,243)
Portugal - ( 0 .1 ) %
Galp Energia SGPS SA (2) (37,836) (907,217)
Jeronimo Martins SGPS SA (2) (26,438) (632,168)
(1,539,385)
Singapore - ( 1 .2 ) %
DBS Group Holdings Ltd. (2) (62,600) (2,785,708)
Grab Holdings Ltd., Class A (1,892,627) (6,927,015)
Sea Ltd., ADR (13,101) (1,084,894)
Sembcorp Industries Ltd. (2) (154,700) (803,382)
Singapore Airlines Ltd. (2) (101,400) (522,889)
STMicroelectronics NV (2) (89,563) (3,047,704)
United Overseas Bank Ltd. (2) (4,400) (125,953)
(15,297,545)
South Korea - ( 0 .1 ) %
Delivery Hero SE (2)(b) (96,207) (1,787,637)
Spain - ( 0 .7 ) %
Acciona SA (2) (1,879) (494,106)
Aena SME SA (b) (23,306) (687,464)
Amadeus IT Group SA (2) (32,422) (1,853,915)
Cellnex Telecom SA (2)(b) (105,102) (3,379,528)
Indra Sistemas SA (2) (31,966) (1,786,593)
Redeia Corp. SA (2) (40,313) (683,319)
(8,884,925)
INVESTMENTS SHARES VALUE ($)
Sweden - ( 2 .6 ) %
AAK AB (2) (63,786) (1,642,662)
AddTech AB, Class B (2) (56,082) (1,924,451)
Assa Abloy AB, Class B (2) (81,935) (2,961,777)
Atlas Copco AB, Class A (2) (521,611) (9,204,778)
Axfood AB (17,023) (578,483)
Beijer Ref AB, Class B (2) (20,109) (278,774)
Elekta AB, Class B (2) (89,572) (529,809)
Embracer Group AB (2) (45,004) (231,989)
EQT AB (2) (74,587) (2,314,263)
Evolution AB (2)(b) (14,386) (904,138)
Getinge AB, Class B (2) (18,631) (376,101)
Holmen AB, Class B (2) (5,216) (187,045)
Husqvarna AB, Class B (2) (45,984) (182,101)
Indutrade AB (2) (81,119) (1,859,966)
Investor AB, Class B (2) (33,690) (1,276,000)
Lifco AB, Class B (2) (72,696) (2,199,229)
Nordnet AB publ (2) (12,430) (404,774)
Svenska Cellulosa AB SCA, Class
B (2) (198,450) (2,300,902)
Swedish Orphan Biovitrum AB (2) (31,984) (1,340,465)
Volvo AB, Class B (2) (40,842) (1,342,857)
(32,040,564)
Switzerland - ( 3 .1 ) %
Bachem Holding AG, Class B (2) (7,592) (626,460)
Banque Cantonale Vaudoise
(Registered) (2) (2,666) (433,612)
Belimo Holding AG (Registered) (2) (2,166) (1,759,114)
Chocoladefabriken Lindt &
Spruengli AG (2) (56) (786,351)
Clariant AG (Registered) (2) (52,324) (513,350)
EMS-Chemie Holding AG
(Registered) (2) (1,469) (1,155,059)
Galderma Group AG (2) (2,091) (410,952)
Geberit AG (Registered) (2) (2,920) (1,971,089)
Georg Fischer AG (Registered) (2) (8,651) (446,298)
Helvetia Baloise Holding AG (2) (9,176) (2,374,843)
Logitech International SA
(Registered) (2) (7,660) (711,342)
Lonza Group AG (Registered) (2) (3,408) (2,186,295)
Partners Group Holding AG (2) (5,651) (6,090,879)
Sandoz Group AG (2) (50,152) (3,929,454)
SGS SA (Registered) (2) (1,850) (194,970)
SIG Group AG (2) (73,407) (1,100,396)
Sika AG (Registered) (2) (15,454) (2,557,919)
Sonova Holding AG (Registered) (2) (5,490) (1,251,794)
Straumann Holding AG (Registered)
(2) (20,682) (2,163,816)
Sulzer AG (Registered) (2) (1,278) (267,927)
Swatch Group AG (The) (2) (6,368) (1,405,809)
Swiss Life Holding AG (Registered)
(2) (4,423) (4,817,592)
Swisscom AG (Registered) (2) (927) (777,905)
Tecan Group AG (Registered) (2) (1,675) (285,104)
Ypsomed Holding AG (Registered)
(2) (99) (34,706)
(38,253,036)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - ( 2 .8 ) %
Associated British Foods plc (2) (60,274) (1,508,800)
Autotrader Group plc (2)(b) (97,194) (608,345)
B&M European Value Retail plc (2) (90,835) (203,974)
BAE Systems plc (2) (51,192) (1,500,873)
Bellway plc (2) (8,935) (219,729)
Berkeley Group Holdings plc (2) (1,979) (90,656)
Bunzl plc (2) (110,292) (3,320,390)
Croda International plc (2) (5,010) (188,139)
DCC plc (2) (3,088) (191,262)
Diageo plc (2) (414,034) (7,699,880)
Diploma plc (2) (6,569) (524,482)
Entain plc (2) (85,614) (643,167)
Informa plc (2) (21,439) (215,327)
JD Sports Fashion plc (2) (194,133) (184,127)
Legal & General Group plc (2) (356,809) (1,172,594)
M&G plc (2) (59,065) (214,550)
Marks & Spencer Group plc (2) (36,312) (163,612)
Melrose Industries plc (2) (25,226) (170,936)
National Grid plc (2) (213,785) (3,608,711)
Persimmon plc (2) (15,833) (226,022)
Rentokil Initial plc (2) (73,379) (455,385)
Rightmove plc (2) (48,913) (279,847)
Rolls-Royce Holdings plc (2) (135,777) (2,062,782)
RS GROUP plc (2) (29,247) (219,000)
Severn Trent plc (2) (4,893) (200,680)
Smith & Nephew plc (2) (14,708) (233,034)
Spirax Group plc (2) (3,883) (348,359)
SSE plc (2) (123,429) (4,266,768)
Standard Chartered plc (2) (29,982) (624,820)
Tate & Lyle plc (34,500) (165,304)
Unilever plc (2) (8,973) (492,612)
Weir Group plc (The) (2) (31,700) (1,188,836)
Wise plc, Class A (2) (155,691) (1,874,860)
WPP plc (2) (59,538) (186,203)
(35,254,066)
United States - ( 83 .6 ) %
A O Smith Corp. (8,216) (541,763)
AAON, Inc. (24,666) (2,041,112)
Abbott Laboratories (38,370) (3,939,448)
Acadia Healthcare Co., Inc. (37,738) (882,692)
Accenture plc, Class A (4,091) (811,204)
Advanced Micro Devices, Inc. (16,223) (3,300,245)
AECOM (19,254) (1,633,124)
AeroVironment, Inc. (11,537) (2,111,848)
AES Corp. (The) (146,232) (2,060,409)
Affirm Holdings, Inc., Class A (12,182) (558,179)
Aflac, Inc. (54,151) (5,940,906)
Agree Realty Corp., REIT (15,311) (1,154,143)
Air Lease Corp., Class A (11,420) (741,615)
Air Products and Chemicals, Inc. (10,040) (2,916,520)
Airbnb, Inc., Class A (5,623) (710,072)
Alaska Air Group, Inc. (67,717) (2,490,631)
Albertsons Cos., Inc., Class A (12,520) (213,341)
Alcon AG (2) (21,948) (1,659,054)
Align Technology, Inc. (11,294) (1,936,130)
Alliant Energy Corp. (49,596) (3,559,009)
Alnylam Pharmaceuticals, Inc. (8,310) (2,749,530)
Amcor plc (85,092) (3,382,407)
Amentum Holdings, Inc. (75,380) (1,965,910)
INVESTMENTS SHARES VALUE ($)
United States - (83.6)% (continued)
American Express Co. (11,883) (3,594,370)
American Healthcare REIT, Inc.,
REIT (117,876) (5,559,032)
Americold Realty Trust, Inc., REIT (30,546) (350,057)
Aon plc, Class A (8,665) (2,796,889)
Apellis Pharmaceuticals, Inc. (103,599) (4,167,788)
API Group Corp. (45,090) (1,827,047)
Apollo Global Management, Inc. (6,586) (733,812)
Appfolio, Inc., Class A (15,352) (2,422,853)
Apple, Inc. (28,422) (7,213,218)
Applied Materials, Inc. (3,791) (1,295,726)
Aptiv plc (53,382) (3,706,846)
Arista Networks, Inc. (17,252) (2,118,201)
Armstrong World Industries, Inc. (3,883) (639,918)
Arrowhead Pharmaceuticals, Inc. (49,096) (3,078,319)
Arthur J Gallagher & Co. (18,577) (4,023,407)
Assurant, Inc. (9,022) (1,965,082)
AST SpaceMobile, Inc. (42,734) (3,541,367)
Astera Labs, Inc. (28,558) (3,129,957)
Automatic Data Processing, Inc. (6,466) (1,313,762)
AvalonBay Communities, Inc., REIT (14,246) (2,327,084)
Avery Dennison Corp. (4,537) (783,449)
Avient Corp. (60,789) (2,206,641)
Avis Budget Group, Inc. (10,070) (1,468,710)
Axon Enterprise, Inc. (12,715) (5,399,933)
Baker Hughes Co., Class A (51,668) (3,154,331)
Bank OZK (51,569) (2,366,501)
Baxter International, Inc. (12,071) (202,793)
Becton Dickinson & Co. (54,353) (8,545,921)
Belden, Inc. (8,235) (945,625)
Bentley Systems, Inc., Class B (91,543) (3,214,990)
BILL Holdings, Inc. (11,831) (453,127)
Bio-Rad Laboratories, Inc., Class A (1,847) (514,851)
Bio-Techne Corp. (83,972) (4,388,377)
BJ's Wholesale Club Holdings, Inc. (32,009) (3,150,326)
Black Hills Corp. (6,123) (424,997)
Blackbaud, Inc. (3,978) (153,591)
Blackrock, Inc. (1,060) (1,019,413)
Blackstone, Inc. (3,000) (344,970)
Block, Inc., Class A (47,252) (2,843,625)
Blue Owl Capital, Inc., Class A (56,538) (516,192)
Boeing Co. (The) (14,928) (2,971,120)
Boston Scientific Corp. (31,605) (1,983,214)
Brown & Brown, Inc. (55,181) (3,598,353)
Brown-Forman Corp., Class B (51,312) (1,356,689)
Builders FirstSource, Inc. (35,651) (2,935,147)
BXP, Inc., REIT (22,651) (1,175,587)
Cabot Corp. (2,160) (162,670)
Cadence Design Systems, Inc. (4,411) (1,225,685)
Campbell's Co. (The) (154,325) (3,436,818)
Cardinal Health, Inc. (8,110) (1,713,724)
Carrier Global Corp. (51,415) (2,895,179)
Carvana Co., Class A (13,954) (4,386,859)
Cava Group, Inc. (29,294) (2,369,885)
Cboe Global Markets, Inc. (799) (224,575)
CBRE Group, Inc., Class A (12,683) (1,718,039)
CDW Corp. (7,216) (873,280)
Celanese Corp., Class A (6,049) (397,843)
Celsius Holdings, Inc. (45,018) (1,597,239)
Cencora, Inc. (28,638) (8,996,340)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (83.6)% (continued)
CenterPoint Energy, Inc. (114,352) (4,935,432)
CH Robinson Worldwide, Inc. (19,862) (3,298,482)
Charles River Laboratories
International, Inc. (4,993) (861,293)
Charles Schwab Corp. (The) (54,137) (5,087,795)
Cheniere Energy, Inc. (3,668) (1,040,832)
Chewy, Inc., Class A (110,770) (2,990,790)
Chipotle Mexican Grill, Inc., Class A (45,578) (1,458,952)
Choice Hotels International, Inc. (10,737) (1,111,280)
Ciena Corp. (2,742) (1,064,527)
Cincinnati Financial Corp. (4,778) (751,818)
Cintas Corp. (12,392) (2,095,983)
Cirrus Logic, Inc. (2,554) (369,359)
Cisco Systems, Inc. (76,354) (5,924,307)
Clearway Energy, Inc., Class C (85,378) (3,354,502)
Cleveland-Cliffs, Inc. (94,238) (796,311)
Cloudflare, Inc., Class A (16,549) (3,414,721)
Cognex Corp. (9,862) (483,139)
Coherent Corp. (11,700) (2,787,057)
Coinbase Global, Inc., Class A (6,567) (1,146,664)
Commerce Bancshares, Inc. (10,978) (540,118)
Commvault Systems, Inc. (13,390) (1,042,947)
Consolidated Edison, Inc. (20,121) (2,277,295)
Constellation Brands, Inc., Class A (8,541) (1,281,150)
Corcept Therapeutics, Inc. (39,697) (1,600,186)
Corebridge Financial, Inc. (8,321) (198,539)
Corning, Inc. (7,122) (968,378)
CoStar Group, Inc. (72,813) (2,937,276)
Coty, Inc., Class A (72,349) (145,421)
Crane NXT Co. (46,660) (1,893,929)
Credit Acceptance Corp. (1,791) (758,417)
CRH plc (35,926) (3,776,541)
Crocs, Inc. (2,983) (247,649)
Crowdstrike Holdings, Inc., Class A (7,597) (2,965,945)
Crown Castle, Inc., REIT (26,387) (2,145,527)
Cullen/Frost Bankers, Inc. (14,117) (1,935,158)
CVS Health Corp. (30,585) (2,196,615)
Cytokinetics, Inc. (68,812) (4,535,399)
Datadog, Inc., Class A (9,514) (1,123,128)
Deere & Co. (9,743) (5,488,232)
Devon Energy Corp. (32,159) (1,618,241)
Dick's Sporting Goods, Inc. (5,076) (1,006,520)
Digital Realty Trust, Inc., REIT (42,659) (7,687,577)
Dolby Laboratories, Inc., Class A (11,745) (705,405)
Dominion Energy, Inc. (57,356) (3,545,748)
DoorDash, Inc., Class A (33,694) (5,059,154)
Dropbox, Inc., Class A (38,446) (873,493)
DT Midstream, Inc. (24,718) (3,328,773)
Duke Energy Corp. (55,536) (7,271,883)
DuPont de Nemours, Inc. (97,212) (4,452,310)
Dutch Bros, Inc., Class A (53,116) (2,690,857)
Dycom Industries, Inc. (6,353) (2,152,523)
Eastman Chemical Co. (14,029) (1,070,693)
EchoStar Corp., Class A (21,910) (2,565,004)
Ecolab, Inc. (2,805) (746,186)
Elanco Animal Health, Inc. (117,506) (2,811,919)
Elevance Health, Inc. (20,385) (5,967,709)
Emerson Electric Co. (23,009) (3,014,639)
Enphase Energy, Inc. (59,962) (2,267,163)
Entegris, Inc. (3,278) (384,313)
INVESTMENTS SHARES VALUE ($)
United States - (83.6)% (continued)
Entergy Corp. (28,650) (3,219,114)
EPAM Systems, Inc. (6,784) (918,554)
Equifax, Inc. (2,986) (537,689)
Equity LifeStyle Properties, Inc.,
REIT (17,901) (1,117,380)
Equity Residential, REIT (57,730) (3,414,730)
Erie Indemnity Co., Class A (5,472) (1,375,168)
Esab Corp. (14,824) (1,432,888)
Evergy, Inc. (58,542) (4,795,761)
Everpure, Inc., Class A (31,293) (1,847,539)
Exelon Corp. (36,939) (1,810,750)
Expand Energy Corp. (15,214) (1,670,193)
Expeditors International of
Washington, Inc. (23,739) (3,400,137)
Exponent, Inc. (6,884) (449,181)
Extra Space Storage, Inc., REIT (20,972) (2,750,058)
F5, Inc. (15,018) (4,345,158)
FactSet Research Systems, Inc. (6,821) (1,480,089)
Fastenal Co. (69,505) (3,225,032)
Ferguson Enterprises, Inc. (4,434) (1,034,275)
Ferrovial SE (2) (37,840) (2,461,736)
Fifth Third Bancorp (118,102) (5,487,019)
First Citizens BancShares, Inc.,
Class A (1,566) (2,951,378)
First Financial Bankshares, Inc. (16,416) (483,451)
FirstEnergy Corp. (20,404) (1,033,667)
Floor & Decor Holdings, Inc., Class
A (38,386) (1,950,009)
Fluor Corp. (25,890) (1,207,769)
Flutter Entertainment plc (29,128) (2,969,600)
FMC Corp. (49,589) (853,923)
FNB Corp. (42,445) (709,680)
Ford Motor Co. (165,424) (1,908,993)
Fortive Corp. (16,735) (925,111)
Fortune Brands Innovations, Inc. (35,196) (1,371,588)
Fox Corp., Class A (23,353) (1,363,815)
Franklin Resources, Inc. (32,375) (764,698)
Freshpet, Inc. (37,179) (2,192,074)
GATX Corp. (5,204) (888,531)
GE Aerospace (6,623) (1,879,409)
GE HealthCare Technologies, Inc. (30,232) (2,151,914)
GE Vernova, Inc. (1,532) (1,337,283)
Gen Digital, Inc. (47,977) (903,407)
Generac Holdings, Inc. (13,653) (2,666,840)
Gentex Corp. (58,208) (1,271,845)
GFL Environmental, Inc. (5,508) (229,767)
Gilead Sciences, Inc. (22,179) (3,091,087)
Glacier Bancorp, Inc. (62,611) (2,796,833)
Globant SA (13,362) (616,122)
Graphic Packaging Holding Co. (132,556) (1,317,607)
Guidewire Software, Inc. (5,749) (859,820)
GXO Logistics, Inc. (3,427) (177,690)
H&R Block, Inc. (5,667) (179,871)
Haleon plc (2) (580,701) (2,873,886)
Hamilton Lane, Inc., Class A (22,748) (2,261,151)
Hancock Whitney Corp. (34,009) (2,162,632)
Harley-Davidson, Inc. (55,311) (1,118,388)
Healthcare Realty Trust, Inc., REIT (87,720) (1,490,363)
HealthEquity, Inc. (2,476) (206,919)
Healthpeak Properties, Inc., REIT (167,649) (2,754,473)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (83.6)% (continued)
HEICO Corp. (17,271) (4,735,708)
Henry Schein, Inc. (11,278) (831,189)
Hershey Co. (The) (3,718) (772,935)
Hexcel Corp. (9,493) (768,268)
HF Sinclair Corp. (5,801) (361,924)
Highwoods Properties, Inc., REIT (27,238) (583,166)
Hilton Worldwide Holdings, Inc. (12,014) (3,653,217)
Hims & Hers Health, Inc. (65,240) (1,354,382)
Holcim AG (2) (6,899) (570,285)
Home BancShares, Inc. (27,569) (742,433)
Home Depot, Inc. (The) (19,720) (6,485,711)
Hormel Foods Corp. (169,950) (3,849,368)
Host Hotels & Resorts, Inc., REIT (49,492) (948,267)
Houlihan Lokey, Inc., Class A (2,294) (329,464)
Howmet Aerospace, Inc. (10,864) (2,503,717)
HP, Inc. (173,309) (3,329,266)
Hubbell, Inc., Class B (5,050) (2,478,237)
HubSpot, Inc. (13,026) (3,179,647)
Humana, Inc. (34,248) (5,938,261)
Huntington Bancshares, Inc. (190,028) (2,973,938)
Hyatt Hotels Corp., Class A (22,178) (3,188,975)
IDEX Corp. (9,970) (1,889,814)
IDEXX Laboratories, Inc. (5,918) (3,325,265)
Independence Realty Trust, Inc.,
REIT (66,695) (993,089)
Ingersoll Rand, Inc. (15,586) (1,248,750)
Insmed, Inc. (18,667) (3,052,428)
Inspire Medical Systems, Inc. (19,460) (1,003,747)
Intercontinental Exchange, Inc. (18,134) (2,852,116)
International Bancshares Corp. (5,768) (388,129)
International Flavors & Fragrances,
Inc. (29,741) (2,157,710)
International Paper Co. (23,382) (834,737)
Intuit, Inc. (11,187) (4,837,035)
Intuitive Surgical, Inc. (5,191) (2,392,999)
Ionis Pharmaceuticals, Inc. (122,993) (9,235,543)
IonQ, Inc. (38,866) (1,120,507)
IPG Photonics Corp. (3,227) (369,782)
J M Smucker Co. (The) (7,788) (751,075)
Jabil, Inc. (853) (226,582)
Jack Henry & Associates, Inc. (14,751) (2,331,248)
James Hardie Industries plc, ADR (125,797) (2,382,595)
Johnson & Johnson (25,943) (6,341,507)
Kemper Corp. (12,294) (375,705)
Keurig Dr Pepper, Inc. (229,672) (6,047,264)
Keysight Technologies, Inc. (2,880) (813,226)
Kilroy Realty Corp., REIT (30,796) (868,755)
Kimberly-Clark Corp. (5,424) (523,253)
Kimco Realty Corp., REIT (73,165) (1,644,018)
Kinsale Capital Group, Inc. (7,206) (2,462,002)
Kite Realty Group Trust, REIT (26,954) (661,721)
KLA Corp. (939) (1,382,593)
Knife River Corp. (16,684) (1,362,249)
Kraft Heinz Co. (The) (165,404) (3,719,936)
Lamb Weston Holdings, Inc. (17,400) (735,324)
Lattice Semiconductor Corp. (18,176) (1,686,006)
Liberty Media Corp-Liberty Formula
One, Class A (18,289) (1,428,005)
Lincoln National Corp. (56,245) (1,996,698)
Lithia Motors, Inc., Class A (4,682) (1,169,189)
INVESTMENTS SHARES VALUE ($)
United States - (83.6)% (continued)
Littelfuse, Inc. (4,666) (1,583,407)
Live Nation Entertainment, Inc. (4,239) (646,490)
Loar Holdings, Inc. (50,473) (2,891,598)
Loews Corp. (10,440) (1,114,366)
LPL Financial Holdings, Inc. (12,910) (3,883,715)
Lululemon Athletica, Inc. (9,130) (1,397,803)
Lumentum Holdings, Inc. (5,832) (4,098,496)
Lyft, Inc., Class A (118,773) (1,579,681)
M&T Bank Corp. (16,152) (3,338,941)
MACOM Technology Solutions
Holdings, Inc. (9,041) (2,007,735)
Manhattan Associates, Inc. (10,544) (1,403,617)
Maplebear, Inc. (4,743) (177,673)
Markel Group, Inc. (1,730) (3,311,341)
Marriott International, Inc., Class A (1,389) (454,300)
Marsh & McLennan Cos., Inc. (4,934) (855,802)
Martin Marietta Materials, Inc. (1,927) (1,134,386)
Marvell Technology, Inc. (10,712) (1,061,024)
MasTec, Inc. (1,219) (392,201)
Mastercard, Inc., Class A (8,895) (4,444,476)
Match Group, Inc. (59,973) (1,841,771)
McCormick & Co., Inc. (Non-Voting) (24,676) (1,244,657)
MDU Resources Group, Inc. (52,700) (1,091,944)
Medtronic plc (64,135) (5,557,298)
Mettler-Toledo International, Inc. (914) (1,152,737)
Microchip Technology, Inc. (4,998) (322,921)
Middleby Corp. (The) (5,478) (726,273)
Millrose Properties, Inc., Class A,
REIT (12,714) (355,992)
Moderna, Inc. (28,048) (1,424,838)
Mondelez International, Inc., Class
A (192,954) (11,121,868)
MongoDB, Inc., Class A (15,297) (3,744,247)
Monolithic Power Systems, Inc. (4,146) (4,533,029)
Monster Beverage Corp. (54,466) (3,946,606)
Moody's Corp. (5,773) (2,518,471)
Motorola Solutions, Inc. (1,951) (846,675)
MP Materials Corp. (67,709) (3,267,636)
MSC Industrial Direct Co., Inc.,
Class A (18,219) (1,681,067)
MSCI, Inc., Class A (2,166) (1,167,496)
Murphy Oil Corp. (7,230) (298,238)
Nasdaq, Inc. (25,640) (2,176,580)
Natera, Inc. (20,983) (4,196,390)
National Storage Affiliates Trust,
REIT (87,373) (3,297,457)
Nestle SA (Registered) (2) (31,121) (3,052,692)
NetApp, Inc. (55,274) (5,659,505)
Nexstar Media Group, Inc., Class A (3,414) (617,354)
NextEra Energy, Inc. (80,063) (7,436,250)
Nextpower, Inc., Class A (17,785) (2,143,982)
NIKE, Inc., Class B (95,631) (5,051,229)
NiSource, Inc. (14,737) (687,628)
Novanta, Inc. (12,273) (1,449,564)
NRG Energy, Inc. (3,010) (439,881)
Nucor Corp. (15,459) (2,614,117)
Oklo, Inc. (89,334) (4,430,073)
Old Dominion Freight Line, Inc. (1,171) (228,813)
Old National Bancorp (103,430) (2,285,803)
Ollie's Bargain Outlet Holdings, Inc. (11,261) (1,036,462)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (83.6)% (continued)
ON Semiconductor Corp. (12,338) (763,969)
ONEOK, Inc. (92,878) (8,395,241)
Option Care Health, Inc. (66,254) (1,783,558)
O'Reilly Automotive, Inc. (2,327) (214,805)
Ormat Technologies, Inc. (49,499) (5,539,928)
Otis Worldwide Corp. (38,422) (2,961,568)
Palo Alto Networks, Inc. (44,065) (7,064,501)
Parker-Hannifin Corp. (3,065) (2,743,911)
Parsons Corp. (16,912) (916,123)
Paychex, Inc. (22,196) (2,044,696)
Paycom Software, Inc. (13,275) (1,613,444)
PBF Energy, Inc., Class A (14,576) (694,109)
Performance Food Group Co. (29,397) (2,518,147)
Perrigo Co. plc (57,072) (612,953)
Pinterest, Inc., Class A (130,255) (2,388,877)
Planet Fitness, Inc., Class A (59,535) (4,428,213)
Plug Power, Inc. (7,502) (16,955)
Pool Corp. (3,579) (724,139)
Post Holdings, Inc. (5,597) (553,319)
PPG Industries, Inc. (40,468) (4,325,220)
PPL Corp. (29,697) (1,134,425)
Procore Technologies, Inc. (7,847) (447,279)
Progressive Corp. (The) (18,093) (3,586,756)
Prologis, Inc., REIT (29,875) (3,948,878)
PTC, Inc. (3,225) (459,530)
Public Storage, REIT (21,362) (5,786,539)
PulteGroup, Inc. (6,603) (776,579)
PVH Corp. (8,843) (616,888)
QIAGEN NV (2) (45,062) (1,825,450)
Qnity Electronics, Inc. (19,499) (2,249,795)
QUALCOMM, Inc. (3,257) (419,436)
Qualys, Inc. (10,711) (940,961)
Quanta Services, Inc. (859) (471,608)
QuantumScape Corp. (306,573) (1,955,936)
Quest Diagnostics, Inc. (13,751) (2,694,921)
QXO, Inc. (306,884) (5,959,687)
Ralliant Corp. (10,565) (439,398)
Range Resources Corp. (25,813) (1,166,231)
Raymond James Financial, Inc. (2,681) (388,182)
Rayonier, Inc., REIT (158,240) (3,262,909)
Realty Income Corp., REIT (17,864) (1,092,920)
Reddit, Inc., Class A (19,693) (2,651,662)
Regal Rexnord Corp. (7,605) (1,424,112)
Regency Centers Corp., REIT (6,231) (471,437)
Regions Financial Corp. (58,014) (1,515,326)
Repligen Corp. (24,470) (2,883,055)
Revolution Medicines, Inc. (19,434) (1,889,957)
Revvity, Inc. (6,962) (609,941)
Rexford Industrial Realty, Inc., REIT (23,736) (776,879)
RLI Corp. (44,676) (2,548,319)
Robert Half, Inc. (68,743) (1,746,072)
Robinhood Markets, Inc., Class A (41,544) (2,878,999)
Rocket Cos., Inc., Class A (124,623) (1,775,878)
Rocket Lab Corp. (29,334) (1,883,829)
Rockwell Automation, Inc. (5,127) (1,839,978)
Rollins, Inc. (41,214) (2,201,240)
Royalty Pharma plc, Class A (28,508) (1,367,529)
Rubrik, Inc., Class A (46,920) (2,297,672)
Ryan Specialty Holdings, Inc.,
Class A (153,258) (5,170,925)
INVESTMENTS SHARES VALUE ($)
United States - (83.6)% (continued)
S&P Global, Inc. (3,440) (1,463,170)
Samsara, Inc., Class A (110,731) (3,509,065)
Sanofi SA (2) (11,038) (1,065,938)
Schneider Electric SE (2) (20,525) (5,590,632)
SEI Investments Co. (19,198) (1,506,467)
Sempra (11,378) (1,105,600)
Sensata Technologies Holding plc (5,481) (193,041)
ServiceNow, Inc. (23,806) (2,488,917)
SharkNinja, Inc. (22,173) (2,348,121)
Sherwin-Williams Co. (The) (15,645) (5,015,005)
Shift4 Payments, Inc., Class A (19,620) (857,983)
Silgan Holdings, Inc. (13,246) (513,945)
Skyworks Solutions, Inc. (16,629) (890,483)
SLB Ltd. (206,866) (10,630,843)
SLM Corp. (34,025) (728,475)
Snowflake, Inc., Class A (13,610) (2,052,660)
SoFi Technologies, Inc. (56,723) (900,761)
Somnigroup International, Inc. (42,781) (3,162,372)
Southern Co. (The) (18,556) (1,791,025)
Southwest Airlines Co. (25,431) (955,443)
SPX Technologies, Inc. (4,582) (916,125)
STAG Industrial, Inc., REIT (34,191) (1,232,927)
StandardAero, Inc. (43,468) (1,122,778)
Stanley Black & Decker, Inc. (2,642) (187,741)
Starbucks Corp. (6,268) (561,550)
Steel Dynamics, Inc. (24,704) (4,446,720)
Stellantis NV (2) (93,354) (674,724)
Summit Therapeutics, Inc. (122,210) (2,317,102)
Sunbelt Rentals Holdings, Inc. (2) (9,035) (576,355)
Super Micro Computer, Inc. (15,705) (357,603)
Swiss Re AG (2) (23,414) (3,933,019)
T. Rowe Price Group, Inc. (17,642) (1,590,250)
Talen Energy Corp. (8,623) (2,752,720)
Targa Resources Corp. (6,499) (1,629,494)
Teledyne Technologies, Inc. (4,057) (2,454,526)
Teleflex, Inc. (8,213) (982,357)
Tempus AI, Inc., Class A (31,441) (1,421,762)
Tenaris SA (2) (105,930) (3,096,579)
Terex Corp. (31,312) (1,850,539)
Tesla, Inc. (15,344) (5,704,132)
Tetra Tech, Inc. (99,098) (2,984,832)
Texas Instruments, Inc. (7,444) (1,445,178)
TFS Financial Corp. (37,480) (526,594)
Thermo Fisher Scientific, Inc. (6,298) (3,095,656)
Thor Industries, Inc. (18,967) (1,515,274)
Toast, Inc., Class A (182,423) (4,836,034)
TopBuild Corp. (5,757) (2,022,434)
TPG, Inc. (53,523) (2,168,217)
Tractor Supply Co. (35,763) (1,620,064)
TransDigm Group, Inc. (3,849) (4,460,837)
Twilio, Inc., Class A (19,326) (2,431,597)
Tyler Technologies, Inc. (4,533) (1,552,009)
Uber Technologies, Inc. (38,435) (2,764,630)
UDR, Inc., REIT (103,175) (3,485,252)
UGI Corp. (45,774) (1,667,089)
U-Haul Holding Co. (11,046) (493,425)
UiPath, Inc., Class A (61,065) (677,822)
UL Solutions, Inc., Class A (22,704) (1,945,960)
Ulta Beauty, Inc. (4,711) (2,462,487)
UMB Financial Corp. (16,466) (1,857,200)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (83.6)% (continued)
United Rentals, Inc. (1,500) (1,092,840)
UnitedHealth Group, Inc. (20,162) (5,455,636)
US Foods Holding Corp. (35,302) (3,255,197)
Valvoline, Inc. (130,633) (4,399,719)
Ventas, Inc., REIT (14,116) (1,154,406)
Verisk Analytics, Inc., Class A (1,555) (295,061)
Vertex Pharmaceuticals, Inc. (7,869) (3,513,823)
Viking Therapeutics, Inc. (13,315) (433,270)
Visa, Inc., Class A (13,824) (4,178,166)
Visteon Corp. (12,354) (1,125,573)
Vistra Corp. (11,904) (1,789,528)
Vontier Corp. (35,162) (1,247,196)
Voya Financial, Inc. (21,428) (1,463,961)
Vulcan Materials Co. (15,911) (4,332,565)
W R Berkley Corp. (27,789) (1,841,855)
Walmart, Inc. (52,930) (6,578,140)
Walt Disney Co. (The) (23,212) (2,237,173)
Waste Management, Inc. (13,662) (3,139,391)
Waters Corp. (6,106) (1,818,367)
Watsco, Inc. (5,017) (1,825,134)
Wayfair, Inc., Class A (37,585) (2,826,768)
Weatherford International plc (2,398) (226,803)
WEC Energy Group, Inc. (3,240) (375,095)
Welltower, Inc., REIT (33,267) (6,577,219)
Western Alliance Bancorp (3,115) (220,698)
Weyerhaeuser Co., REIT (28,986) (708,128)
White Mountains Insurance Group
Ltd. (287) (630,528)
Williams Cos., Inc. (The) (51,892) (3,776,700)
Willis Towers Watson plc (16,572) (4,817,480)
WillScot Holdings Corp. (238,239) (4,135,829)
Wingstop, Inc. (11,657) (1,806,485)
Workday, Inc., Class A (28,117) (3,652,961)
Wyndham Hotels & Resorts, Inc. (18,684) (1,517,701)
Xcel Energy, Inc. (64,259) (5,104,735)
Xylem, Inc. (28,646) (3,423,197)
Yum! Brands, Inc. (36,361) (5,653,408)
Zebra Technologies Corp., Class A (8,406) (1,757,526)
Zillow Group, Inc., Class C (65,563) (2,712,997)
Zimmer Biomet Holdings, Inc. (5,708) (516,117)
Zoetis, Inc., Class A (18,808) (2,223,294)
Zscaler, Inc. (19,777) (2,774,515)
(1,044,846,960)
Zambia - ( 0 .0 ) % †
First Quantum Minerals Ltd. (25,161) (601,578)
TOTAL COMMON STOCKS
(Proceeds $(1,852,779,784))                                                     (1,682,082,779)
PREFERRED STOCKS - (0.5)%
Germany - ( 0 .5 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(b) (68,411) (3,116,417)
Sartorius AG (Preference) (2) (11,345) (2,838,709)
TOTAL PREFERRED STOCKS
(Proceeds $(6,899,243))                                                     (5,955,126)
INVESTMENTS
NO. OF
RIGHTS VALUE ($)
RIGHTS - 0.0%
United States - 0 .0%
Walgreens Boots Alliance, Inc.,
CVR (3)
(Proceeds $–) (7,453) –
TOTAL SHORT POSITIONS
(Proceeds $(1,859,679,027)) (1,688,037,905)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 61.0%
(Cost $437,413,661) 763,263,057
OTHER ASSETS IN EXCESS OF
LIABILITIES - 39.0%
‡
488,594,858
NET ASSETS - 100.0% 1,251,857,915
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (170,699)       (0.0) % †
Consumer Discretionary 28,919,217 2 .4
Consumer Staples (22,563,684) ( 1 .8 )
Energy 8,466,354 0 .7
Financials 35,860,660 2 .9
Health Care (82,773,769) ( 6 .7 )
Industrials 61,166,343 4 .8
Information Technology (43,114,913) ( 3 .4 )
Materials 22,065,916 1 .7
Purchased Options 5,523,262 0 .4
Real Estate (39,864,264) ( 3 .2 )
Utilities (25,970,576) ( 2 .1 )
Investment Companies 266,308,840 21 .3
U.S. Treasury Obligations 549,410,370 43 .9
Total Investments In Securities
At Value 763,263,057 61 .0
Other Assets in Excess of
Liabilities ‡ 488,594,858 39 .0
Net Assets
$ 1,251,857,915 100 .0%

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures, swap and written option contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at March 31,
2026 amounted to $1,605,518,732, which is inclusive of rehypothecated amounts disclosed below. In addition, $425,907,028 of cash collateral was also pledged.
(b) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2026 amounted to $10,226,947 of investments in securities and $(23,591,587) of securities sold short, which represents 0.82% and (1.88)% of net assets of the Fund, respectively.
(c) All or a portion of this security has been rehypothecated. Total value of all such securities at March 31, 2026 amounted to $255,109,991.
(d) Represents 7-day effective yield as of March 31, 2026.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
(h) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at March 31, 2026 amounted to $(464,971) of securities sold short, which represents (0.04)% of net assets of the Fund.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Written put option contracts (premium-style) outstanding as of March 31, 2026:
Over-the-Counter
D ESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE
PREMIUM
PAID
(RECEIVED) VALUE
S&P 500 Index JPMC 114 USD (74,425,128) USD 5,600 6/18/2026 $ (743,980) $ (624,776)
$ (743,980) $ (624,776)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
Credit default swap contracts outstanding - buy protection as of March 31, 2026:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Main Index
Series 45.V1 1 .00 % Quarterly 6/20/2031 0 .71 % EUR 1,444,000 $ (21,626) $ (1,768) $ (23,394)
iTraxx Europe Main Index
Series 45.V1 1 .00 Quarterly 6/20/2031 0 .71 EUR 1,444,000 (21,627) (1,768) (23,395)
Markit CDX North America
High Yield Index Series
46.V1 5 .00 Quarterly 6/20/2031 3 .86 USD 1,669,000 (70,681) (8,443) (79,124)
Markit CDX North America
High Yield Index Series
46.V1 5 .00 Quarterly 6/20/2031 3 .86 USD 1,669,000 (70,681) (8,443) (79,124)
$ (184,615) $ (20,422) $ (205,037)
Credit default swap contracts outstanding - sell protection as of March 31, 2026 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 45.V1 5 .00 % Quarterly 6/20/2031 3 .53 % EUR 3,461,000 $ 264,862 $ (6,811) $ 258,051
iTraxx Europe Crossover
Index Series 45.V1 5 .00 Quarterly 6/20/2031 3 .53 EUR 3,461,000 264,861 (6,811) 258,050
Markit CDX North America
Investment Grade Index
Series 46.V1 1 .00 Quarterly 6/20/2031 0 .63 USD 5,230,000 87,350 4,668 92,018
Markit CDX North America
Investment Grade Index
Series 46.V1 1 .00 Quarterly 6/20/2031 0 .63 USD 5,230,000 87,350 4,668 92,018
704,423 (4,286) 700,137
Markit CDX North America
Emerging Markets Index
Series 45.V1 1 .00 % Quarterly 6/20/2031 1 .94 % USD 2,764,000 $ (111,699) $ (3,922) $ (115,621)
Markit CDX North America
Emerging Markets Index
Series 45.V1 1 .00 Quarterly 6/20/2031 1 .94 USD 2,764,000 (111,699) (3,922) (115,621)
(223,398) (7,844) (231,242)
$ 481,025 $ (12,130) $ 468,895
Forward effective interest rate swap contracts outstanding as of March 31, 2026:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 3.50% Semi 9/17/2036 CAD 9,400,000 $ 127,335 $ 138 $ 127,473
Pay 1D CORRA Semi 3.50% Semi 9/17/2036 CAD 9,400,000 127,503 – 127,503
Pay 1D SARON Annual 0.50% Annual 9/17/2031 CHF 11,500,000 92,609 4,765 97,374
Pay 1D SARON Annual 0.50% Annual 9/17/2031 CHF 11,600,000 93,415 4,576 97,991
Pay 1D SONIA Annual 4.50% Annual 9/17/2036 GBP 9,800,000 5,605 10,554 16,159
Pay 1D SONIA Annual 4.50% Annual 9/17/2036 GBP 9,800,000 6,639 9,472 16,111
Pay 1D TIIEOIS Monthly 8.00% Monthly 9/13/2028 MXN 56,600,000 363 156 519
Pay 1D TIIEOIS Monthly 8.00% Monthly 9/13/2028 MXN 56,600,000 363 156 519

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M HIBOR Qtrly 3.00% Qtrly 9/17/2031 HKD 7,500,000 $ 2,281 $ 3,418 $ 5,699
Pay 3M HIBOR Qtrly 3.00% Qtrly 9/17/2031 HKD 7,500,000 2,281 3,427 5,708
Pay 3M JIBAR Qtrly 8.00% Qtrly 9/17/2031 ZAR 4,200,000 1,703 521 2,224
Pay 3M JIBAR Qtrly 8.00% Qtrly 9/17/2031 ZAR 4,200,000 1,703 521 2,224
Pay 3M STIBOR Qtrly 3.00% Annual 6/21/2028 SEK 334,000,000 161,353 – 161,353
Pay 3M STIBOR Qtrly 3.00% Annual 6/21/2028 SEK 334,000,000 161,353 – 161,353
Pay 6M BBR Semi 5.00% Semi 9/11/2031 AUD 38,000,000 27,501 67,394 94,895
Pay 6M BBR Semi 5.00% Semi 9/11/2031 AUD 38,000,000 26,990 68,044 95,034
Pay 6M EURIBOR Semi 3.00% Annual 6/21/2028 EUR 7,200,000 12,707 4,298 17,005
Pay 6M EURIBOR Semi 3.00% Annual 6/21/2028 EUR 7,200,000 12,707 4,298 17,005
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2028 EUR 32,700,000 (38,505) 98,052 59,547
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2028 EUR 33,100,000 (39,282) 99,556 60,274
Pay 6M EURIBOR Semi 3.00% Annual 9/17/2031 EUR 500,000 (1,887) 3,613 1,726
Pay 6M EURIBOR Semi 3.00% Annual 9/17/2031 EUR 700,000 (1,662) 3,981 2,319
Pay 6M NIBOR Semi 4.50% Annual 6/18/2036 NOK 17,500,000 8,330 236 8,566
Pay 6M NIBOR Semi 4.50% Annual 6/18/2036 NOK 17,500,000 8,360 206 8,566
Receive 1D CLICP Semi 5.00% Semi 9/20/2028 CLP 5,795,000,000 8,777 (5,155) 3,622
Receive 1D CLICP Semi 5.00% Semi 9/20/2028 CLP 5,795,000,000 8,777 (5,155) 3,622
Receive 1D CLICP Semi 5.00% Semi 9/16/2031 CLP 2,635,800,000 30,586 (12,590) 17,996
Receive 1D CLICP Semi 5.00% Semi 9/16/2031 CLP 2,635,800,000 30,586 (12,590) 17,996
Receive 1D CORRA Semi 2.50% Semi 6/21/2028 CAD 61,300,000 72,850 187,466 260,316
Receive 1D CORRA Semi 2.50% Semi 6/21/2028 CAD 61,200,000 73,256 186,636 259,892
Receive 1D CORRA Semi 2.50% Semi 9/20/2028 CAD 93,400,000 446,829 40,586 487,415
Receive 1D CORRA Semi 2.50% Semi 9/20/2028 CAD 92,600,000 439,224 44,016 483,240
Receive 1D IBR Qtrly 12.00% Qtrly 6/20/2028 COP 6,713,700,000 3,969 2,899 6,868
Receive 1D IBR Qtrly 11.00% Qtrly 6/20/2028 COP 4,620,800,000 6,185 20,264 26,449
Receive 1D IBR Qtrly 12.00% Qtrly 6/20/2028 COP 6,713,700,000 3,969 2,899 6,868
Receive 1D IBR Qtrly 11.00% Qtrly 6/20/2028 COP 4,620,800,000 6,185 20,264 26,449
Receive 1D IBR Qtrly 12.00% Qtrly 9/18/2028 COP 9,445,600,000 5,301 3,343 8,644
Receive 1D IBR Qtrly 12.00% Qtrly 9/18/2028 COP 9,445,600,000 5,301 3,343 8,644
Receive 1D MIBOR Semi 6.50% Semi 9/18/2028 INR 1,122,000,000 (29,316) 67,597 38,281
Receive 1D MIBOR Semi 6.50% Semi 9/18/2028 INR 1,122,000,000 (29,316) 67,597 38,281
Receive 1D MIBOR Semi 6.50% Semi 6/17/2031 INR 42,700,000 (591) 6,941 6,350
Receive 1D MIBOR Semi 6.50% Semi 6/17/2031 INR 42,700,000 (591) 6,941 6,350
Receive 1D MIBOR Semi 6.50% Semi 9/16/2031 INR 268,900,000 6,519 41,288 47,807
Receive 1D MIBOR Semi 6.50% Semi 9/16/2031 INR 268,900,000 6,519 41,288 47,807
Receive 1D SARON Annual 0.00% Annual 9/20/2028 CHF 61,500,000 478,144 (120,851) 357,293
Receive 1D SARON Annual 0.00% Annual 9/20/2028 CHF 61,500,000 479,259 (122,001) 357,258
Receive 1D SARON Annual 0.50% Annual 9/17/2036 CHF 3,900,000 37,764 7,203 44,967
Receive 1D SARON Annual 0.50% Annual 9/17/2036 CHF 3,800,000 36,795 6,854 43,649
Receive 1D SHIRON Annual 3.50% Annual 9/20/2028 ILS 4,300,000 6,840 675 7,515
Receive 1D SHIRON Annual 3.50% Annual 9/20/2028 ILS 4,400,000 5,822 1,936 7,758
Receive 1D SOFR Annual 3.50% Annual 6/21/2028 USD 100,000 195 – 195
Receive 1D SOFR Annual 3.50% Annual 9/20/2028 USD 204,800,000 (221,058) 495,816 274,758
Receive 1D SOFR Annual 3.50% Annual 9/20/2028 USD 204,700,000 (221,230) 495,962 274,732
Receive 1D SOFR Annual 3.50% Annual 9/17/2031 USD 28,800,000 12,899 170,690 183,589
Receive 1D SOFR Annual 3.50% Annual 9/17/2031 USD 28,800,000 13,146 170,442 183,588
Receive 1D SONIA Annual 4.00% Annual 6/18/2031 GBP 700,000 13,229 (3,915) 9,314
Receive 1D SONIA Annual 4.00% Annual 6/18/2031 GBP 600,000 12,601 (4,617) 7,984
Receive 1D SONIA Annual 4.00% Annual 9/17/2031 GBP 92,700,000 85,493 1,180,227 1,265,720
Receive 1D SONIA Annual 4.00% Annual 9/17/2031 GBP 92,700,000 78,117 1,187,490 1,265,607
Receive 1D THOR Qtrly 1.50% Qtrly 9/18/2028 THB 184,500,000 3,029 729 3,758
Receive 1D THOR Qtrly 1.50% Qtrly 9/18/2028 THB 184,500,000 3,029 729 3,758
Receive 1D TONAR Annual 1.50% Annual 9/20/2028 JPY 25,794,600,000 (56,666) 296,336 239,670
Receive 1D TONAR Annual 1.50% Annual 9/20/2028 JPY 25,794,600,000 (56,665) 296,336 239,671
Receive 1D TONAR Annual 2.00% Annual 6/18/2036 JPY 4,117,200,000 (110,288) 578,275 467,987
Receive 1D TONAR Annual 2.00% Annual 6/18/2036 JPY 4,117,200,000 (110,288) 578,275 467,987

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D TONAR Annual 2.00% Annual 9/17/2036 JPY 1,470,200,000 $ 68,968 $ 141,324 $ 210,292
Receive 1D TONAR Annual 2.00% Annual 9/17/2036 JPY 1,470,300,000 68,986 141,320 210,306
Receive 3M BBR Qtrly 4.50% Qtrly 6/08/2028 AUD 167,000,000 164,360 175,816 340,176
Receive 3M BBR Qtrly 4.50% Qtrly 6/08/2028 AUD 167,000,000 164,372 175,804 340,176
Receive 3M BBR Qtrly 4.50% Qtrly 9/07/2028 AUD 232,700,000 806,246 (293,881) 512,365
Receive 3M BBR Qtrly 4.50% Qtrly 9/07/2028 AUD 232,700,000 805,811 (293,246) 512,565
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 9/20/2028 KRW 30,895,600,000 (63,105) 181,945 118,840
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 9/20/2028 KRW 30,895,600,000 (63,105) 181,945 118,840
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 6/18/2031 KRW 3,218,200,000 (9,873) 38,753 28,880
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 6/18/2031 KRW 3,218,200,000 (9,873) 38,754 28,881
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 9/17/2031 KRW 13,809,900,000 (4,295) 145,226 140,931
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 9/17/2031 KRW 13,809,900,000 (4,295) 145,226 140,931
Receive 3M JIBAR Qtrly 7.00% Qtrly 9/20/2028 ZAR 17,500,000 5,820 3,718 9,538
Receive 3M JIBAR Qtrly 7.00% Qtrly 9/20/2028 ZAR 17,500,000 5,820 3,718 9,538
Receive 3M JIBAR Qtrly 7.50% Qtrly 9/20/2028 ZAR 38,500,000 (88) 947 859
Receive 3M JIBAR Qtrly 7.50% Qtrly 9/20/2028 ZAR 38,500,000 (88) 947 859
Receive 3M STIBOR Qtrly 2.50% Annual 6/21/2028 SEK 400,600,000 191,074 19,873 210,947
Receive 3M STIBOR Qtrly 2.50% Annual 6/21/2028 SEK 400,600,000 191,074 19,873 210,947
Receive 3M STIBOR Qtrly 3.00% Annual 9/17/2036 SEK 19,300,000 36,374 (10,587) 25,787
Receive 3M STIBOR Qtrly 3.00% Annual 9/17/2036 SEK 19,300,000 36,273 (10,449) 25,824
Receive 3M TWCPBA Qtrly 2.00% Qtrly 9/18/2028 TWD 312,100,000 3,048 32,020 35,068
Receive 3M TWCPBA Qtrly 2.00% Qtrly 9/18/2028 TWD 312,100,000 3,048 32,020 35,068
Receive 6M BBR Semi 5.00% Semi 6/12/2036 AUD 8,900,000 41,933 (7,843) 34,090
Receive 6M BBR Semi 5.00% Semi 6/12/2036 AUD 8,900,000 42,304 (8,214) 34,090
Receive 6M BUBOR Semi 7.00% Annual 6/21/2028 HUF 316,800,000 6,095 (1,313) 4,782
Receive 6M BUBOR Semi 7.00% Annual 6/21/2028 HUF 316,800,000 6,095 (1,313) 4,782
Receive 6M BUBOR Semi 7.00% Annual 9/20/2028 HUF 475,000,000 15,816 (7,457) 8,359
Receive 6M BUBOR Semi 7.00% Annual 9/20/2028 HUF 475,000,000 15,816 (7,457) 8,359
Receive 6M BUBOR Semi 7.00% Annual 6/18/2031 HUF 63,100,000 1,138 277 1,415
Receive 6M BUBOR Semi 7.00% Annual 6/18/2031 HUF 63,100,000 1,138 277 1,415
Receive 6M BUBOR Semi 7.00% Annual 9/17/2031 HUF 285,000,000 10,395 (3,590) 6,805
Receive 6M BUBOR Semi 7.00% Annual 9/17/2031 HUF 285,000,000 10,395 (3,590) 6,805
Receive 6M EURIBOR Semi 2.50% Annual 9/17/2031 EUR 117,700,000 1,161,943 1,558,298 2,720,241
Receive 6M EURIBOR Semi 2.50% Annual 9/17/2031 EUR 117,600,000 1,159,735 1,558,195 2,717,930
Receive 6M EURIBOR Semi 3.00% Annual 9/20/2056 EUR 1,000,000 25,058 (1,189) 23,869
Receive 6M EURIBOR Semi 3.00% Annual 9/20/2056 EUR 900,000 18,982 2,500 21,482
Receive 6M NIBOR Semi 4.00% Annual 6/21/2028 NOK 953,100,000 183,454 1,486,476 1,669,930
Receive 6M NIBOR Semi 4.00% Annual 6/21/2028 NOK 953,200,000 183,484 1,486,622 1,670,106
Receive 6M NIBOR Semi 4.50% Annual 9/20/2028 NOK 733,700,000 128,107 406,575 534,682
Receive 6M NIBOR Semi 4.50% Annual 9/20/2028 NOK 733,700,000 128,110 406,573 534,683
Receive 6M NIBOR Semi 4.50% Annual 6/18/2031 NOK 50,000,000 28,228 (3,881) 24,347
Receive 6M NIBOR Semi 4.50% Annual 6/18/2031 NOK 50,000,000 28,228 (3,881) 24,347
Receive 6M NIBOR Semi 4.00% Annual 6/18/2036 NOK 93,600,000 141,377 188,324 329,701
Receive 6M NIBOR Semi 4.00% Annual 6/18/2036 NOK 93,600,000 141,377 188,324 329,701
Receive 6M NIBOR Semi 4.00% Annual 9/17/2036 NOK 186,100,000 520,890 101,742 622,632
Receive 6M NIBOR Semi 4.00% Annual 9/17/2036 NOK 186,100,000 518,121 104,511 622,632
Receive 6M PRIBOR Semi 4.00% Annual 9/20/2028 CZK 42,800,000 12,556 2,841 15,397
Receive 6M PRIBOR Semi 4.00% Annual 9/20/2028 CZK 42,800,000 12,556 2,841 15,397
Receive 6M WIBOR Semi 4.50% Annual 9/20/2028 PLN 25,900,000 13,756 (7,679) 6,077
Receive 6M WIBOR Semi 4.50% Annual 9/20/2028 PLN 25,900,000 13,698 (7,621) 6,077
Receive 6M WIBOR Semi 4.50% Annual 9/17/2031 PLN 6,300,000 15,891 (3,261) 12,630
Receive 6M WIBOR Semi 4.50% Annual 9/17/2031 PLN 6,300,000 15,667 (3,037) 12,630
9,383,846 14,605,967 23,989,813
Pay 1D CLICP Semi 4.50% Semi 9/20/2028 CLP 49,500,000 (100) (441) (541)
Pay 1D CLICP Semi 4.50% Semi 9/20/2028 CLP 49,500,000 (100) (441) (541)
Pay 1D CORRA Semi 3.00% Semi 6/18/2036 CAD 6,100,000 (45,786) (48,526) (94,312)
Pay 1D CORRA Semi 3.00% Semi 6/18/2036 CAD 6,000,000 (48,205) (44,561) (92,766)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SARON Annual 0.50% Annual 6/18/2036 CHF 800,000 $ (10,325) $ 3,613 $ (6,712)
Pay 1D SARON Annual 0.50% Annual 6/18/2036 CHF 700,000 (9,034) 3,161 (5,873)
Pay 1D SHIRON Annual 3.50% Annual 9/17/2031 ILS 1,500,000 2,285 (9,520) (7,235)
Pay 1D SHIRON Annual 3.50% Annual 9/17/2031 ILS 1,600,000 2,430 (10,204) (7,774)
Pay 1D SOFR Annual 3.50% Annual 6/21/2028 USD 100,000 (390) 195 (195)
Pay 1D SOFR Annual 3.50% Annual 9/17/2036 USD 17,300,000 (365,789) (201,656) (567,445)
Pay 1D SOFR Annual 3.50% Annual 9/17/2036 USD 17,300,000 (370,519) (196,926) (567,445)
Pay 1D SOFR Annual 4.00% Annual 9/20/2056 USD 3,000,000 (31,618) (39,479) (71,097)
Pay 1D SOFR Annual 4.00% Annual 9/20/2056 USD 3,000,000 (31,766) (39,331) (71,097)
Pay 1D SONIA Annual 4.00% Annual 9/20/2028 GBP 41,200,000 (245,937) (34,105) (280,042)
Pay 1D SONIA Annual 4.00% Annual 9/20/2028 GBP 41,300,000 (243,663) (37,058) (280,721)
Pay 1D SONIA Annual 4.50% Annual 6/21/2056 GBP 2,500,000 (55,034) (105,874) (160,908)
Pay 1D SONIA Annual 4.50% Annual 6/21/2056 GBP 2,600,000 (53,932) (113,413) (167,345)
Pay 1D SONIA Annual 4.50% Annual 9/20/2056 GBP 8,500,000 (454,861) (99,587) (554,448)
Pay 1D SONIA Annual 4.50% Annual 9/20/2056 GBP 8,500,000 (454,989) (99,378) (554,367)
Pay 1D SORA Semi 1.50% Semi 9/20/2028 SGD 9,000,000 11,510 (48,717) (37,207)
Pay 1D SORA Semi 1.50% Semi 9/20/2028 SGD 9,000,000 11,418 (48,608) (37,190)
Pay 1D SORA Semi 2.00% Semi 9/17/2031 SGD 3,200,000 33,215 (47,080) (13,865)
Pay 1D SORA Semi 2.00% Semi 9/17/2031 SGD 3,100,000 31,936 (45,216) (13,280)
Pay 1D TIIEOIS Monthly 7.50% Monthly 9/10/2031 MXN 55,300,000 (1,670) (100,450) (102,120)
Pay 1D TIIEOIS Monthly 7.50% Monthly 9/10/2031 MXN 55,300,000 (1,670) (100,450) (102,120)
Pay 1D TONAR Annual 1.50% Annual 6/18/2031 JPY 9,149,900,000 (112,603) (729,357) (841,960)
Pay 1D TONAR Annual 1.50% Annual 6/18/2031 JPY 9,149,900,000 (112,604) (729,356) (841,960)
Pay 1D TONAR Annual 1.50% Annual 9/17/2031 JPY 1,647,100,000 (181,534) 223 (181,311)
Pay 1D TONAR Annual 1.50% Annual 9/17/2031 JPY 1,647,100,000 (181,534) 223 (181,311)
Pay 1D TONAR Annual 2.50% Annual 6/20/2046 JPY 2,111,100,000 (257,883) (419,728) (677,611)
Pay 1D TONAR Annual 2.50% Annual 6/20/2046 JPY 2,111,100,000 (257,844) (419,767) (677,611)
Pay 1D TONAR Annual 2.50% Annual 9/19/2046 JPY 1,477,200,000 (247,607) (279,402) (527,009)
Pay 1D TONAR Annual 2.50% Annual 9/19/2046 JPY 1,477,200,000 (247,634) (279,375) (527,009)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/18/2028 CNY 24,500,000 1,654 (3,028) (1,374)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/18/2028 CNY 24,500,000 1,654 (3,028) (1,374)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/16/2031 CNY 16,000,000 (11,102) (3,084) (14,186)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/16/2031 CNY 16,000,000 (11,102) (3,084) (14,186)
Pay 3M BBR Qtrly 4.00% Semi 6/11/2031 NZD 2,500,000 9,356 (12,178) (2,822)
Pay 3M BBR Qtrly 4.00% Semi 6/11/2031 NZD 2,500,000 8,225 (11,047) (2,822)
Pay 3M BBR Qtrly 4.00% Semi 9/10/2031 NZD 66,300,000 (329,592) 79,888 (249,704)
Pay 3M BBR Qtrly 4.00% Semi 9/10/2031 NZD 66,300,000 (328,527) 78,660 (249,867)
Pay 3M JIBAR Qtrly 6.00% Qtrly 9/20/2028 ZAR 73,000,000 (41,436) (76,122) (117,558)
Pay 3M JIBAR Qtrly 6.00% Qtrly 9/20/2028 ZAR 73,000,000 (41,436) (76,122) (117,558)
Pay 3M JIBAR Qtrly 6.50% Qtrly 9/17/2031 ZAR 43,200,000 (45,326) (93,988) (139,314)
Pay 3M JIBAR Qtrly 6.50% Qtrly 9/17/2031 ZAR 43,200,000 (45,326) (93,988) (139,314)
Pay 6M BBR Semi 5.00% Semi 9/11/2036 AUD 4,700,000 (33,495) 3,304 (30,191)
Pay 6M BBR Semi 5.00% Semi 9/11/2036 AUD 4,700,000 (33,809) 3,812 (29,997)
Pay 6M BBR Semi 5.00% Semi 9/13/2046 AUD 2,900,000 (55,218) 17,301 (37,917)
Pay 6M BBR Semi 5.00% Semi 9/13/2046 AUD 3,000,000 (56,897) 17,673 (39,224)
Pay 6M BUBOR Semi 6.00% Annual 6/21/2028 HUF 15,500,000 342 (1,412) (1,070)
Pay 6M BUBOR Semi 6.00% Annual 6/21/2028 HUF 15,500,000 342 (1,412) (1,070)
Pay 6M BUBOR Semi 5.50% Annual 9/20/2028 HUF 540,000,000 (3,265) (49,211) (52,476)
Pay 6M BUBOR Semi 5.50% Annual 9/20/2028 HUF 540,000,000 (3,265) (49,211) (52,476)
Pay 6M BUBOR Semi 6.00% Annual 6/18/2031 HUF 65,000,000 1,245 (10,637) (9,392)
Pay 6M BUBOR Semi 6.00% Annual 6/18/2031 HUF 65,000,000 1,245 (10,637) (9,392)
Pay 6M BUBOR Semi 5.50% Annual 9/17/2031 HUF 326,100,000 (14,443) (52,080) (66,523)
Pay 6M BUBOR Semi 5.50% Annual 9/17/2031 HUF 326,100,000 (14,443) (52,080) (66,523)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 6M EURIBOR Semi 3.00% Annual 6/18/2036 EUR 4,000,000 $ 74,842 $ (111,303) $ (36,461)
Pay 6M EURIBOR Semi 3.00% Annual 6/18/2036 EUR 4,100,000 76,376 (113,749) (37,373)
Pay 6M EURIBOR Semi 3.00% Annual 9/17/2036 EUR 27,100,000 189,490 (492,385) (302,895)
Pay 6M EURIBOR Semi 3.00% Annual 9/17/2036 EUR 27,100,000 194,230 (497,325) (303,095)
Pay 6M NIBOR Semi 4.00% Annual 6/18/2031 NOK 29,200,000 (4,202) (73,551) (77,753)
Pay 6M NIBOR Semi 4.00% Annual 6/18/2031 NOK 29,200,000 (4,202) (73,551) (77,753)
Pay 6M NIBOR Semi 4.50% Annual 9/17/2031 NOK 468,300,000 45,439 (172,946) (127,507)
Pay 6M NIBOR Semi 4.50% Annual 9/17/2031 NOK 468,300,000 45,439 (172,946) (127,507)
Receive 1D CORRA Semi 3.00% Semi 6/21/2028 CAD 100,000 (204) (67) (271)
Receive 1D CORRA Semi 3.00% Semi 6/21/2028 CAD 100,000 (271) – (271)
Receive 1D CORRA Semi 3.00% Semi 9/20/2028 CAD 11,700,000 (6,494) (13,361) (19,855)
Receive 1D CORRA Semi 3.00% Semi 9/20/2028 CAD 12,600,000 (7,640) (13,733) (21,373)
Receive 1D CORRA Semi 3.00% Semi 6/18/2031 CAD 27,100,000 (63,583) 8,561 (55,022)
Receive 1D CORRA Semi 3.00% Semi 6/18/2031 CAD 27,100,000 (63,465) 8,443 (55,022)
Receive 1D CORRA Semi 3.00% Semi 9/17/2031 CAD 31,500,000 32,855 (49,210) (16,355)
Receive 1D CORRA Semi 3.00% Semi 9/17/2031 CAD 31,600,000 32,871 (49,278) (16,407)
Receive 1D CORRA Semi 3.50% Semi 6/18/2036 CAD 100,000 (1,517) – (1,517)
Receive 1D IBR Qtrly 11.50% Qtrly 6/17/2031 COP 496,100,000 1,314 (1,346) (32)
Receive 1D IBR Qtrly 11.50% Qtrly 6/17/2031 COP 496,100,000 1,314 (1,346) (32)
Receive 1D IBR Qtrly 11.50% Qtrly 9/16/2031 COP 1,607,200,000 2,939 (4,043) (1,104)
Receive 1D IBR Qtrly 11.50% Qtrly 9/16/2031 COP 1,607,200,000 2,939 (4,043) (1,104)
Receive 1D SOFR Annual 4.00% Annual 9/17/2036 USD 700,000 (6,093) 1,758 (4,335)
Receive 1D SOFR Annual 4.00% Annual 9/17/2036 USD 900,000 (7,834) 1,764 (6,070)
Receive 1D SONIA Annual 4.50% Annual 9/20/2028 GBP 20,100,000 (61,599) (40,294) (101,893)
Receive 1D SONIA Annual 4.50% Annual 9/20/2028 GBP 20,200,000 (60,728) (41,474) (102,202)
Receive 1D SONIA Annual 4.50% Annual 6/18/2036 GBP 4,300,000 (54,149) 37,274 (16,875)
Receive 1D SONIA Annual 4.50% Annual 6/18/2036 GBP 4,400,000 (55,766) 38,499 (17,267)
Receive 1D THOR Qtrly 2.00% Qtrly 9/16/2031 THB 154,100,000 (34,940) – (34,940)
Receive 1D THOR Qtrly 2.00% Qtrly 9/16/2031 THB 154,100,000 (34,940) – (34,940)
Receive 1D TIIEOIS Monthly 8.50% Monthly 9/10/2031 MXN 23,000,000 (7,289) (1,322) (8,611)
Receive 1D TIIEOIS Monthly 8.50% Monthly 9/10/2031 MXN 23,000,000 (7,289) (1,322) (8,611)
Receive 1D TONAR Annual 1.50% Annual 6/21/2028 JPY 71,004,200,000 (810,373) 493,655 (316,718)
Receive 1D TONAR Annual 1.50% Annual 6/21/2028 JPY 71,004,100,000 (810,373) 493,656 (316,717)
Receive 3M BBR Qtrly 4.00% Semi 6/14/2028 NZD 1,000,000 (4,006) (460) (4,466)
Receive 3M BBR Qtrly 4.00% Semi 6/14/2028 NZD 1,100,000 (4,407) (506) (4,913)
Receive 3M BBR Qtrly 4.00% Semi 9/13/2028 NZD 202,900,000 (260,073) (170,337) (430,410)
Receive 3M BBR Qtrly 4.00% Semi 9/13/2028 NZD 203,000,000 (260,055) (170,570) (430,625)
Receive 3M BBR Qtrly 4.50% Semi 6/11/2036 NZD 2,700,000 (14,890) (339) (15,229)
Receive 3M BBR Qtrly 4.50% Semi 6/11/2036 NZD 2,700,000 (14,890) (339) (15,229)
Receive 3M BBR Qtrly 4.50% Semi 9/10/2036 NZD 25,400,000 33,669 (94,452) (60,783)
Receive 3M BBR Qtrly 4.50% Semi 9/10/2036 NZD 25,500,000 34,122 (94,857) (60,735)
Receive 3M HIBOR Qtrly 3.00% Qtrly 9/20/2028 HKD 15,400,000 769 (5,286) (4,517)
Receive 3M HIBOR Qtrly 3.00% Qtrly 9/20/2028 HKD 15,400,000 769 (5,286) (4,517)
Receive 3M STIBOR Qtrly 3.00% Annual 9/20/2028 SEK 88,400,000 (27,155) – (27,155)
Receive 3M STIBOR Qtrly 3.00% Annual 9/20/2028 SEK 88,500,000 (27,181) – (27,181)
Receive 3M STIBOR Qtrly 3.00% Annual 9/17/2031 SEK 51,800,000 2,054 (15,382) (13,328)
Receive 3M STIBOR Qtrly 3.00% Annual 9/17/2031 SEK 51,800,000 2,054 (15,382) (13,328)
Receive 3M TWCPBA Qtrly 2.50% Qtrly 6/17/2031 TWD 26,100,000 (7,654) 1,790 (5,864)
Receive 3M TWCPBA Qtrly 2.50% Qtrly 6/17/2031 TWD 26,100,000 (7,654) 1,790 (5,864)
Receive 3M TWCPBA Qtrly 2.50% Qtrly 9/16/2031 TWD 117,900,000 (26,392) 7,383 (19,009)
Receive 3M TWCPBA Qtrly 2.50% Qtrly 9/16/2031 TWD 117,900,000 (26,392) 7,383 (19,009)
Receive 6M BBR Semi 5.00% Semi 6/12/2031 AUD 10,100,000 (27,469) (1,698) (29,167)
Receive 6M BBR Semi 5.00% Semi 6/12/2031 AUD 10,000,000 (27,197) (1,681) (28,878)
Receive 6M BUBOR Semi 7.50% Annual 9/20/2028 HUF 165,000,000 433 (1,907) (1,474)
Receive 6M BUBOR Semi 7.50% Annual 9/20/2028 HUF 165,000,000 433 (1,907) (1,474)
Receive 6M BUBOR Semi 7.50% Annual 9/17/2031 HUF 90,000,000 (2,018) – (2,018)
Receive 6M BUBOR Semi 7.50% Annual 9/17/2031 HUF 90,000,000 (2,018) – (2,018)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M EURIBOR Semi 3.00% Annual 6/18/2031 EUR 14,100,000 $ 31,454 $ (94,266) $ (62,812)
Receive 6M EURIBOR Semi 3.00% Annual 6/18/2031 EUR 14,200,000 31,677 (94,935) (63,258)
Receive 6M NIBOR Semi 5.00% Annual 6/21/2028 NOK 68,400,000 (14,912) 994 (13,918)
Receive 6M NIBOR Semi 5.00% Annual 6/21/2028 NOK 68,300,000 (14,892) 991 (13,901)
Receive 6M NIBOR Semi 5.00% Annual 9/20/2028 NOK 61,000,000 (14,304) 660 (13,644)
Receive 6M NIBOR Semi 5.00% Annual 9/20/2028 NOK 61,000,000 (14,304) 660 (13,644)
Receive 6M NIBOR Semi 4.50% Annual 9/17/2036 NOK 30,000,000 (9,830) (11,901) (21,731)
Receive 6M NIBOR Semi 4.50% Annual 9/17/2036 NOK 30,000,000 (9,839) (11,892) (21,731)
Receive 6M PRIBOR Semi 4.50% Annual 9/20/2028 CZK 52,100,000 (3,517) (920) (4,437)
Receive 6M PRIBOR Semi 4.50% Annual 9/20/2028 CZK 52,100,000 (3,517) (920) (4,437)
Receive 6M PRIBOR Semi 4.50% Annual 6/18/2031 CZK 3,300,000 (1,809) 1,265 (544)
Receive 6M PRIBOR Semi 4.50% Annual 6/18/2031 CZK 3,300,000 (1,809) 1,265 (544)
Receive 6M PRIBOR Semi 4.50% Annual 9/17/2031 CZK 36,500,000 (4,838) 2,810 (2,028)
Receive 6M PRIBOR Semi 4.50% Annual 9/17/2031 CZK 36,500,000 (4,838) 2,810 (2,028)
(7,079,785) (6,332,709) (13,412,494)
$ 2,304,061 $ 8,273,258 $ 10,577,319
Abbreviations:
1D: 1 Day
1W: 1 Week
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at March 31, 2026 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.27%
1 Day Chile Indice de Camara Promedio Interbank Overnight Index (“CLICP”): 4.78%
1 Day Colombia Overnight Interbank Rate (“IBR”): 9.64%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 6.94%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 6.98%
1 Day Secured Overnight Financing Rate (“SOFR”): 3.68%
1 Day Shekel Interbank Offered Rate (“SHIRON”): 4.00%
1 Day Singapore Overnight Rate Average (“SORA”): 1.00%
1 Day Sterling Overnight Index Average (“SONIA”): 3.73%
1 Day Swiss Average Rate Overnight (“SARON”): -0.07%
1 Day Thailand Overnight Repo Rate (“THOR”): 0.99%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.72%
1 Week China Fixing Repo Rate (“CNREPOFIX_CFXS”): 1.49%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.31%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 2.36%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 6.75%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 2.82%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 2.19%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.68%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.78%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 6.62%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.48%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.66%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.62%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 3.79%

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
Total return swap contracts outstanding as of March 31, 2026 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index April
Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
At termination GSIN 04/17/2026 EUR (14,176,032) $ 389,978
Total unrealized appreciation 389,978
HSCEI April Futures Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination MLIN 04/29/2026 HKD 40,113,600 (45,151)
iBovespa Index April
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 04/15/2026 BRL 10,596,060 (45,184)
KOSPI 200 Index
June Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 06/11/2026 KRW 12,362,625,000 (163,363)
Swiss Market Index
June Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
Monthly MLIN 06/19/2026 CHF (12,038,400) (48,893)
TAIEX Index April
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination MLIN 04/15/2026 TWD 191,724,000 (344,060)
Total unrealized depreciation (646,651)
Net unrealized depreciation $ (256,673)
Futures contracts outstanding as of March 31, 2026:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 65 4/2026 USD $ 6,758,050 $ 201,706
EURO STOXX 50 Volatility Index 11 4/2026 EUR 35,982 1,107
Hang Seng Index 108 4/2026 HKD 17,048,028 (234,380)
IBEX 35 Index 16 4/2026 EUR 3,137,717 (80,576)
MSCI Singapore Index 373 4/2026 SGD 12,666,392 4,500
Natural Gas 73 4/2026 USD 2,105,320 (151,218)
NY Harbor ULSD 89 4/2026 USD 15,377,384 2,338,219
RBOB Gasoline 41 4/2026 USD 5,517,116 123,028
SGX FTSE Taiwan Index 66 4/2026 USD 6,819,120 (371,474)
WTI Crude Oil 97 4/2026 USD 9,833,860 1,454,675
Canola 124 5/2026 CAD 1,304,625 697
CBOE Volatility Index 27 5/2026 USD 659,124 (8,304)
Coffee 'C' 322 5/2026 USD 36,025,762 748,406
Copper 173 5/2026 USD 24,280,550 (198,943)
Corn 239 5/2026 USD 5,470,112 168,275

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Ethanol 10 5/2026 USD $ 842,100 $ 6,009
Fcoj-a 17 5/2026 USD 484,500 32,649
Feeder Cattle 23 5/2026 USD 4,214,463 257,890
French Base Electricity 40 5/2026 EUR 733,367 (80,255)
Italian Base Electricity 2 5/2026 EUR 212,769 (35,530)
KC HRW Wheat 88 5/2026 USD 2,796,200 47,855
LNG Japan/Korea Marker 5 5/2026 USD 918,700 (23,426)
Low Sulphur Gasoil 280 5/2026 USD 34,699,000 7,415,701
Milling Wheat No. 2 264 5/2026 EUR 3,123,916 24,461
Phelix De Base Electricity 14 5/2026 EUR 1,013,953 (74,520)
Red Wheat 37 5/2026 USD 1,218,225 27,965
SGX IODEX Iron Ore 806 5/2026 USD 8,501,688 (36,242)
Silver 62 5/2026 USD 23,224,890 (1,740,009)
Soybean Meal 288 5/2026 USD 9,112,320 (52,991)
Soybean Oil 452 5/2026 USD 18,680,256 2,023,786
100 oz Gold 158 6/2026 USD 73,921,880 1,987,354
CBOE Volatility Index 44 6/2026 USD 1,067,559 31,927
Crude Oil 50 6/2026 USD 4,529,300 (66,032)
Crude Palm Oil 20 6/2026 MYR 596,197 34,930
DJIA CBOT E-Mini Index 82 6/2026 USD 19,098,620 (88,684)
EURO STOXX 50 Volatility Index 1 6/2026 EUR 2,936 (90)
Euro-Bobl 105 6/2026 EUR 14,033,348 (86,794)
Italian Base Electricity 2 6/2026 EUR 739,399 65,814
Lean Hogs 115 6/2026 USD 4,832,300 (92,506)
Live Cattle 296 6/2026 USD 28,803,760 1,551,696
LME Aluminum Base Metal 664 6/2026 USD 57,803,524 4,011,019
LME Copper Base Metal 86 6/2026 USD 26,517,068 (1,135,018)
LME Lead Base Metal 10 6/2026 USD 474,220 (2,869)
LME Nickel Base Metal 299 6/2026 USD 30,652,266 (418,140)
LME Zinc Base Metal 61 6/2026 USD 4,945,575 (9,307)
MSCI Emerging Markets Index 129 6/2026 USD 9,382,170 (272,903)
NASDAQ 100 E-Mini Index 15 6/2026 USD 7,174,500 (200,853)
Palladium 9 6/2026 USD 1,338,750 (241,053)
Phelix De Base Electricity 5 6/2026 EUR 1,266,105 2,845
Russell 2000 E-Mini Index 64 6/2026 USD 8,039,040 7,494
S&P 500 E-Mini Index 55 6/2026 USD 18,069,562 (273,322)
S&P Midcap 400 E-Mini Index 1 6/2026 USD 339,650 (876)
TOPIX Index 29 6/2026 JPY 6,402,823 (179,182)
CBOE Volatility Index 30 7/2026 USD 732,279 26,588
Platinum 10 7/2026 USD 985,100 22,950
Rapeseed 45 7/2026 EUR 1,321,137 36,147
Robusta Coffee 86 7/2026 USD 2,928,300 (99,311)
CBOE Volatility Index 21 8/2026 USD 510,306 13,880
3 Month Euro Euribor 113 9/2026 EUR 31,776,036 (112,376)
Milling Wheat No. 2 152 9/2026 EUR 1,893,051 18,925
French Base Electricity 1 12/2026 EUR 573,696 (10,997)
Italian Base Electricity 1 12/2026 EUR 1,062,341 53,197
Phelix De Base Electricity 6 12/2026 EUR 5,736,762 293,128
3 Month SARON 33 3/2027 CHF 10,296,508 (35,362)
3 Month SARON 63 6/2027 CHF 19,646,136 (43,341)
3 Month SARON 11 9/2027 CHF 3,430,106 (4,503)
3 Month Euro Euribor 7 6/2028 EUR 1,968,730 1,131
Total of long contracts 16,574,567
Short Contracts
CAC 40 10 Euro Index (226) 4/2026 EUR (20,440,629) 265,463
CBOE Volatility Index (140) 4/2026 USD (3,503,136) (172,664)
IFSC NIFTY 50 Index (62) 4/2026 USD (2,787,706) 46,555

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Natural Gas (10) 4/2026 EUR $ (436,486) $ 65,494
Natural Gas (10) 4/2026 GBP (525,615) 75,590
OMXS30 Index (173) 4/2026 SEK (5,336,207) 98,062
SGX FTSE China A50 Index (169) 4/2026 USD (2,456,584) 7,774
Sugar No. 11 (451) 4/2026 USD (7,839,462) (541,599)
Cocoa (107) 5/2026 USD (3,531,000) 770,834
Cocoa (480) 5/2026 GBP (15,800,607) 847,389
Cotton No. 2 (291) 5/2026 USD (10,185,000) (837,686)
EURO STOXX 50 Volatility Index (8) 5/2026 EUR (24,412) (5,544)
Soybean (245) 5/2026 USD (14,344,750) (85,938)
Wheat (40) 5/2026 USD (1,232,500) (41,230)
Australia 10 Year Bond (945) 6/2026 AUD (70,362,252) 247,709
Australia 3 Year Bond (215) 6/2026 AUD (15,392,894) 46,420
Canada 10 Year Bond (240) 6/2026 CAD (20,690,964) 376,149
DAX Index (55) 6/2026 EUR (36,294,701) 1,202,734
Euro STOXX 50 Index (359) 6/2026 EUR (22,801,511) 342,424
Euro-BTP (147) 6/2026 EUR (19,927,039) (287,251)
Euro-Bund (153) 6/2026 EUR (22,231,191) (88,341)
Euro-Buxl (55) 6/2026 EUR (7,032,307) (98,357)
Euro-OAT (112) 6/2026 EUR (15,419,409) (85,286)
Euro-Schatz (167) 6/2026 EUR (20,428,042) 62,786
French Base Electricity (8) 6/2026 EUR (826,478) (63,840)
FTSE 100 Index (143) 6/2026 GBP (19,304,137) (39,544)
FTSE/JSE Top 40 Index (20) 6/2026 ZAR (1,263,335) (9,548)
FTSE/MIB Index (4) 6/2026 EUR (1,007,346) (4,172)
Japan 10 Year Bond (119) 6/2026 JPY (97,806,370) 911,164
LME Aluminum Base Metal (31) 6/2026 USD (2,698,659) (113,560)
LME Copper Base Metal (44) 6/2026 USD (13,566,872) 634,333
LME Lead Base Metal (56) 6/2026 USD (2,655,632) 84,679
LME Nickel Base Metal (172) 6/2026 USD (17,632,742) 634,032
LME Zinc Base Metal (122) 6/2026 USD (9,891,150) (31,291)
Long Gilt (102) 6/2026 GBP (11,923,836) 93,918
MSCI EAFE Index (59) 6/2026 USD (8,558,245) (89,407)
Nikkei 225 Index (15) 6/2026 JPY (4,835,386) 224,334
S&P/TSX 60 Index (35) 6/2026 CAD (9,600,029) (108,769)
SPI 200 Index (218) 6/2026 AUD (32,010,817) 217,701
U.S. Treasury 10 Year Note (462) 6/2026 USD (51,274,781) 65,616
U.S. Treasury 2 Year Note (715) 6/2026 USD (148,345,742) 127,998
U.S. Treasury 5 Year Note (285) 6/2026 USD (30,828,984) (66,635)
U.S. Treasury Long Bond (275) 6/2026 USD (31,238,281) 38,380
U.S. Treasury Ultra Bond (128) 6/2026 USD (14,884,000) (24,599)
Cocoa (24) 7/2026 GBP (797,972) (8,947)
White Sugar (12) 7/2026 USD (271,200) (483)
90-Day Australian Bank Bill (740) 9/2026 AUD (504,689,248) 364,907
90-Day New Zealand Bill (145) 9/2026 NZD (82,728,604) (3,909)
3 Month CORRA (776) 12/2026 CAD (135,859,967) 92,011
3 Month Euro Euribor (213) 12/2026 EUR (59,856,415) 312,443
3 Month SARON (3) 12/2026 CHF (936,984) (763)
3 Month SOFR (686) 12/2026 USD (165,223,100) 591,227
3 Month SONIA (147) 12/2026 GBP (46,577,434) 107,160
90-Day Australian Bank Bill (704) 12/2026 AUD (480,066,592) 540,379
90-Day New Zealand Bill (113) 12/2026 NZD (64,409,761) (3,484)
ECX Emission (8) 12/2026 EUR (670,485) (6,510)
UK Allowances Carbon Dioxide Emissions (5) 12/2026 GBP (274,978) (12,952)
3 Month CORRA (383) 3/2027 CAD (66,937,585) (139,524)
3 Month Euro Euribor (340) 3/2027 EUR (95,511,064) 375,191
3 Month SOFR (751) 3/2027 USD (180,934,675) 650,425

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
3 Month SONIA (47) 3/2027 GBP $ (14,888,994) $ (27,260)
90-Day Australian Bank Bill (1,138) 3/2027 AUD (776,035,642) 424,963
90-Day New Zealand Bill (76) 3/2027 NZD (43,283,846) (9,618)
3 Month CORRA (390) 6/2027 CAD (68,062,864) 109,698
3 Month Euro Euribor (117) 6/2027 EUR (32,873,804) (27,042)
3 Month SOFR (596) 6/2027 USD (143,621,100) 502,919
3 Month SONIA (169) 6/2027 GBP (53,537,022) (24,719)
90-Day Australian Bank Bill (270) 6/2027 AUD (184,143,374) 57,671
3 Month CORRA (512) 9/2027 CAD (89,312,918) (29,198)
3 Month Euro Euribor (159) 9/2027 EUR (44,697,630) (7,947)
3 Month SOFR (433) 9/2027 USD (104,407,125) 312,566
3 Month SONIA (140) 9/2027 GBP (44,375,675) (29,422)
3 Month Euro Euribor (174) 12/2027 EUR (48,939,527) (27,383)
3 Month SOFR (450) 12/2027 USD (108,601,875) 168,555
3 Month SONIA (173) 12/2027 GBP (54,881,453) (5,581)
3 Month Euro Euribor (161) 3/2028 EUR (45,285,452) (30,703)
3 Month SOFR (443) 3/2028 USD (106,978,963) 67,346
3 Month SONIA (185) 3/2028 GBP (58,731,110) (13,051)
3 Month SOFR (419) 6/2028 USD (101,178,025) 112,259
3 Month SONIA (177) 6/2028 GBP (56,203,100) (17,445)
3 Month SOFR (17) 9/2028 USD (4,103,800) 807
3 Month SONIA (13) 9/2028 GBP (4,128,772) 7,887
Total of short contracts 9,064,750
Net unrealized appreciation $ 25,639,317
Forward foreign currency exchange contracts outstanding as of March 31, 2026:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 1,300,000 USD 891,494 CITI 6/17/2026 $ 4,429
AUD 1,300,000 USD 891,492 JPMC 6/17/2026 4,430
BRL 24,737,555 USD 4,631,632 CITI
**
6/17/2026 63,448
BRL 24,737,555 USD 4,631,623 JPMC
**
6/17/2026 63,458
CNY 44,658,323 USD 6,501,552 CITI
**
6/17/2026 16,984
CNY 42,178,149 USD 6,140,175 JPMC
**
6/17/2026 16,343
COP 73,915,202,996 USD 19,280,640 CITI
**
6/17/2026 483,989
COP 73,915,202,996 USD 19,280,600 JPMC
**
6/17/2026 484,029
CZK 145,500,000 USD 6,844,715 CITI 6/17/2026 13,394
CZK 145,500,000 USD 6,844,702 JPMC 6/17/2026 13,408
DKK 18,103,000 USD 2,802,986 CITI 6/17/2026 9,106
DKK 18,103,000 USD 2,802,980 JPMC 6/17/2026 9,112
EUR 21,578,127 USD 24,940,577 CITI 6/17/2026 88,247
EUR 21,578,127 USD 24,940,528 JPMC 6/17/2026 88,297
GBP 170,000 USD 224,477 CITI 6/17/2026 483
GBP 170,000 USD 224,477 JPMC 6/17/2026 483
HUF 1,014,066,733 USD 3,018,562 CITI 6/17/2026 14,842
HUF 541,902,901 USD 1,613,073 JPMC 6/17/2026 7,935
IDR 12,500,000,000 USD 733,057 CITI
**
6/17/2026 1,643
IDR 12,500,000,000 USD 733,056 JPMC
**
6/17/2026 1,645
JPY 2,210,000,000 USD 13,950,187 CITI 6/17/2026 65,074
JPY 2,210,000,000 USD 13,950,159 JPMC 6/17/2026 65,102
NOK 74,500,000 USD 7,667,449 CITI 6/17/2026 21,557
NOK 74,500,000 USD 7,667,434 JPMC 6/17/2026 21,573

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
PEN 4,545,215 USD 1,298,642 CITI
**
6/17/2026 $ 2,142
PEN 4,545,215 USD 1,298,639 JPMC
**
6/17/2026 2,145
USD 12,404,735 AUD 17,877,500 CITI 6/17/2026 84,072
USD 12,404,760 AUD 17,877,500 JPMC 6/17/2026 84,097
USD 7,295,175 CAD 9,940,000 CITI 6/17/2026 125,795
USD 7,295,190 CAD 9,940,000 JPMC 6/17/2026 125,809
USD 35,239,796 CHF 27,028,532 CITI 6/17/2026 1,151,670
USD 35,239,882 CHF 27,028,538 JPMC 6/17/2026 1,151,748
USD 3,277,963 CLP 3,000,000,000 CITI
**
6/17/2026 36,949
USD 3,277,969 CLP 3,000,000,000 JPMC
**
6/17/2026 36,955
USD 34,793,552 CZK 719,243,375 CITI 6/17/2026 892,177
USD 34,793,660 CZK 719,243,375 JPMC 6/17/2026 892,284
USD 1,242,476 DKK 7,820,500 CITI 6/17/2026 27,652
USD 1,242,479 DKK 7,820,500 JPMC 6/17/2026 27,655
USD 92,053,998 EUR 78,528,125 CITI 6/17/2026 967,933
USD 92,046,778 EUR 78,521,875 JPMC 6/17/2026 967,962
USD 59,965,290 GBP 44,490,101 CITI 6/17/2026 1,091,798
USD 59,965,416 GBP 44,490,105 JPMC 6/17/2026 1,091,918
USD 2,823,498 HUF 935,000,000 CITI 6/17/2026 26,608
USD 2,823,503 HUF 935,000,000 JPMC 6/17/2026 26,613
USD 15,216,256 IDR 256,685,649,844 CITI
**
6/17/2026 129,301
USD 15,216,287 IDR 256,685,649,844 JPMC
**
6/17/2026 129,331
USD 29,407,510 ILS 91,023,531 CITI 6/17/2026 391,209
USD 29,107,485 ILS 90,100,469 JPMC 6/17/2026 385,436
USD 96,085,737 INR 8,914,008,984 CITI
**
6/17/2026 2,163,023
USD 96,085,929 INR 8,914,008,984 JPMC
**
6/17/2026 2,163,215
USD 76,756,230 JPY 12,000,167,725 CITI 6/17/2026 654,202
USD 76,762,309 JPY 12,001,082,275 JPMC 6/17/2026 654,481
USD 18,051,367 KRW 26,799,675,000 CITI
**
6/17/2026 196,780
USD 18,054,136 KRW 26,800,325,000 JPMC
**
6/17/2026 199,116
USD 2,708,191 MXN 48,500,001 CITI 6/17/2026 20,186
USD 2,708,196 MXN 48,499,999 JPMC 6/17/2026 20,191
USD 8,099,023 NOK 77,843,511 CITI 6/17/2026 64,939
USD 8,099,048 NOK 77,843,511 JPMC 6/17/2026 64,964
USD 22,191,755 NZD 37,229,993 CITI 6/17/2026 739,650
USD 22,191,800 NZD 37,229,993 JPMC 6/17/2026 739,694
USD 3,776,165 PEN 13,041,000 CITI
**
6/17/2026 43,992
USD 3,776,172 PEN 13,041,000 JPMC
**
6/17/2026 44,000
USD 15,051,206 PHP 903,649,833 CITI
**
6/17/2026 215,795
USD 15,051,233 PHP 903,649,833 JPMC
**
6/17/2026 215,822
USD 24,150,308 PLN 88,953,000 CITI 6/17/2026 194,550
USD 24,150,357 PLN 88,953,000 JPMC 6/17/2026 194,598
USD 46,727,333 SEK 428,750,000 CITI 6/17/2026 1,260,849
USD 46,727,380 SEK 428,750,000 JPMC 6/17/2026 1,260,897
USD 66,199,205 SGD 83,239,900 CITI 6/17/2026 1,107,106
USD 66,199,282 SGD 83,239,830 JPMC 6/17/2026 1,107,237
USD 31,162,406 THB 978,612,500 CITI 6/17/2026 1,303,390
USD 31,162,469 THB 978,612,500 JPMC 6/17/2026 1,303,452
USD 9,103,071 TWD 291,500,000 CITI
**
6/17/2026 32,622
USD 9,105,093 TWD 291,500,000 JPMC
**
6/17/2026 34,644
USD 10,532,214 ZAR 177,174,003 CITI 6/17/2026 122,570
USD 10,036,462 ZAR 168,825,997 JPMC 6/17/2026 117,295
Total unrealized appreciation 27,647,530
AUD 169,702,500 USD 120,389,029 CITI 6/17/2026 (3,434,909)
AUD 169,702,500 USD 120,388,788 JPMC 6/17/2026 (3,434,667)
CAD 89,655,821 USD 65,794,926 CITI 6/17/2026 (1,129,265)
CAD 89,655,821 USD 65,794,795 JPMC 6/17/2026 (1,129,130)
CHF 8,228,997 USD 10,690,619 CITI 6/17/2026 (312,285)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CHF 8,229,003 USD 10,690,605 JPMC 6/17/2026 $ (312,266)
CLP 15,461,945,615 USD 17,507,146 CITI
**
6/17/2026 (803,019)
CLP 15,461,945,615 USD 17,507,111 JPMC
**
6/17/2026 (802,984)
CNY 90,335,616 USD 13,247,776 CITI
**
6/17/2026 (61,969)
CNY 92,815,790 USD 13,610,249 JPMC
**
6/17/2026 (62,426)
CZK 132,000,000 USD 6,266,698 CITI 6/17/2026 (44,908)
CZK 132,000,000 USD 6,266,685 JPMC 6/17/2026 (44,895)
EUR 56,894,496 USD 66,137,299 CITI 6/17/2026 (144,436)
EUR 56,888,246 USD 66,129,756 JPMC 6/17/2026 (144,143)
GBP 99,620,498 USD 133,205,938 CITI 6/17/2026 (1,378,711)
GBP 99,620,503 USD 133,205,678 JPMC 6/17/2026 (1,378,440)
HUF 6,071,881,359 USD 18,687,042 CITI 6/17/2026 (524,065)
HUF 6,154,603,113 USD 19,009,339 JPMC 6/17/2026 (598,915)
IDR 82,769,375,000 USD 4,883,640 CITI
**
6/17/2026 (18,788)
IDR 98,230,625,000 USD 5,797,929 JPMC
**
6/17/2026 (24,327)
ILS 33,728,500 USD 10,821,429 CITI 6/17/2026 (69,524)
ILS 33,728,500 USD 10,821,407 JPMC 6/17/2026 (69,502)
JPY 4,410,592,391 USD 28,445,423 CITI 6/17/2026 (474,563)
JPY 4,411,506,941 USD 28,451,301 JPMC 6/17/2026 (474,642)
KRW 67,643,773,907 USD 47,000,354 CITI
**
6/17/2026 (1,934,447)
KRW 67,643,773,907 USD 47,000,437 JPMC
**
6/17/2026 (1,934,532)
MXN 333,220,127 USD 19,005,459 CITI 6/17/2026 (537,472)
MXN 333,220,125 USD 19,005,421 JPMC 6/17/2026 (537,433)
NOK 221,000,000 USD 23,160,338 CITI 6/17/2026 (351,339)
NOK 221,000,000 USD 23,160,292 JPMC 6/17/2026 (351,293)
PEN 59,086,878 USD 17,464,652 CITI
**
6/17/2026 (554,723)
PEN 59,086,878 USD 17,464,617 JPMC
**
6/17/2026 (554,686)
PLN 48,645,704 USD 13,445,311 CITI 6/17/2026 (344,631)
PLN 48,645,704 USD 13,445,284 JPMC 6/17/2026 (344,604)
SEK 12,000,000 USD 1,324,663 CITI 6/17/2026 (52,132)
SEK 12,000,000 USD 1,324,637 JPMC 6/17/2026 (52,107)
SGD 18,291,035 USD 14,397,064 CITI 6/17/2026 (93,803)
SGD 18,290,966 USD 14,396,980 JPMC 6/17/2026 (93,774)
TWD 1,318,657,967 USD 41,901,078 CITI
**
6/17/2026 (869,103)
TWD 1,318,657,967 USD 41,900,995 JPMC
**
6/17/2026 (869,023)
USD 2,336,277 CAD 3,241,000 CITI 6/17/2026 (1,345)
USD 2,336,282 CAD 3,241,000 JPMC 6/17/2026 (1,340)
USD 2,267,558 CLP 2,100,000,000 CITI
**
6/17/2026 (1,152)
USD 2,267,562 CLP 2,100,000,000 JPMC
**
6/17/2026 (1,148)
USD 49,623,174 EUR 42,921,000 CITI 6/17/2026 (161,600)
USD 49,623,273 EUR 42,921,000 JPMC 6/17/2026 (161,501)
USD 8,884,610 HUF 3,014,721,039 CITI 6/17/2026 (133,403)
USD 7,730,042 HUF 2,625,278,961 JPMC 6/17/2026 (123,023)
USD 386,605 ILS 1,212,969 CITI 6/17/2026 (63)
USD 680,810 ILS 2,136,031 JPMC 6/17/2026 (109)
USD 5,262,582 INR 500,000,000 CITI
**
6/17/2026 (5,682)
USD 5,262,593 INR 500,000,000 JPMC
**
6/17/2026 (5,672)
USD 65,447,728 JPY 10,370,000,000 CITI 6/17/2026 (316,189)
USD 65,447,859 JPY 10,370,000,000 JPMC 6/17/2026 (316,058)
USD 4,334,833 KRW 6,550,325,000 CITI
**
6/17/2026 (29,151)
USD 4,334,409 KRW 6,549,675,000 JPMC
**
6/17/2026 (29,141)
USD 766,186 PEN 2,687,000 CITI
**
6/17/2026 (2,800)
USD 766,187 PEN 2,687,000 JPMC
**
6/17/2026 (2,799)
USD 3,031,959 PHP 185,000,000 CITI
**
6/17/2026 (5,225)
USD 3,031,965 PHP 185,000,000 JPMC
**
6/17/2026 (5,219)
USD 1,107,241 SEK 10,500,000 CITI 6/17/2026 (6,224)
USD 1,107,243 SEK 10,500,000 JPMC 6/17/2026 (6,222)
USD 1,057,083 TWD 34,000,000 CITI
**
6/17/2026 (876)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 1,057,086 TWD 34,000,000 JPMC
**
6/17/2026 $ (874)
USD 35,909,147 ZAR 613,500,000 CITI 6/17/2026 (136,302)
USD 35,909,219 ZAR 613,500,000 JPMC 6/17/2026 (136,230)
ZAR 480,759,003 USD 29,486,017 CITI 6/17/2026 (1,239,604)
ZAR 472,410,997 USD 29,014,407 JPMC 6/17/2026 (1,258,471)
Total unrealized depreciation (30,435,304)
Net unrealized depreciation $ (2,787,774)
** Non-deliverable forward foreign currency exchange contracts.
Total return basket swap contracts outstanding as of March 31, 2026:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of short
equity positions and pays
or receives the CORRA
plus or minus a specified
spread (-0.03%), which is
denominated in CAD based
on the local currencies of the
positions within the swap.
50 months
maturity
04/10/2030
$– $– $– $–

Schedule of Investments
March 31, 2026 (Unaudited)
AQR MS FUSION FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | March 2026

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 259.7%
COMMON STOCKS - 189.5%
Australia - 4 .7%
AGL Energy Ltd. (2)(a) 5,606 38,378
ALS Ltd. (2)(a) 1,019 14,959
ANZ Group Holdings Ltd. (2)(a) 3,713 93,363
Aristocrat Leisure Ltd. (2)(a) 2,290 72,788
Aurizon Holdings Ltd. (2)(a) 1,928 5,322
BHP Group Ltd. (2)(a) 2,480 89,733
Evolution Mining Ltd. (2)(a) 6,717 60,485
Fortescue Ltd. (2)(a) 772 11,032
Harvey Norman Holdings Ltd. (2)(a) 4,075 13,999
IGO Ltd. (2)*(a) 14,099 78,713
Mineral Resources Ltd. (2)*(a) 1,081 41,524
Northern Star Resources Ltd. (2)(a) 5,254 76,376
OceanaGold Corp. (a) 500 15,765
Orica Ltd. (2)(a) 2,983 41,925
QBE Insurance Group Ltd. (2)(a) 3,739 55,176
SEEK Ltd. (2)(a) 1,445 14,199
Sonic Healthcare Ltd. (2)(a) 885 12,575
South32 Ltd. (2)(a) 30,773 93,181
Suncorp Group Ltd. (2)(a) 462 5,185
Technology One Ltd. (2)(a) 523 9,928
Telstra Group Ltd. (2)(a) 19,088 70,465
Westpac Banking Corp. (2)(a) 852 23,545
Whitehaven Coal Ltd. (2)(a) 4,509 29,094
Worley Ltd. (2)(a) 2,582 20,282
987,992
Belgium - 0 .7%
Ageas SA/NV (2)(a) 391 28,783
KBC Group NV (2)(a) 305 37,330
Liberty Global Ltd., Class A *(a) 4,593 55,529
Umicore SA (2) 1,145 21,844
143,486
Brazil - 0 .2%
Wheaton Precious Metals Corp. (a)
(b) 288 37,803
Yara International ASA (2) 226 13,211
51,014
Burkina Faso - 0 .0% †
IAMGOLD Corp. * 282 5,303
Canada - 6 .8%
Alamos Gold, Inc., Class A (a) 1,122 49,918
AltaGas Ltd. (a) 286 9,920
ARC Resources Ltd. (a) 2,461 51,216
Aritzia, Inc. *(a) 81 6,610
Atco Ltd., Class I (a) 90 4,405
Bank of Nova Scotia (The) (a) 1,437 99,653
Canadian National Railway Co. (a) 1,009 103,852
Canadian Natural Resources Ltd.
(a) 2,728 133,077
CCL Industries, Inc., Class B (a) 186 11,654
Celestica, Inc. *(a) 391 110,298
Cenovus Energy, Inc. (a) 593 15,738
Constellation Software, Inc. (a) 19 33,353
DPM Metals, Inc. (a) 137 4,824
Emera, Inc. (a) 93 4,821
INVESTMENTS SHARES VALUE ($)
Canada - 6.8% (continued)
Fairfax Financial Holdings Ltd. (a) 38 64,749
George Weston Ltd. (a) 643 45,427
iA Financial Corp., Inc. (a) 68 7,546
Intact Financial Corp. (a) 287 52,007
Loblaw Cos. Ltd. (a) 1,490 67,929
Lundin Gold, Inc. (a) 1,006 76,880
Magna International, Inc. (a) 517 28,873
Onex Corp. (a) 119 8,684
Pan American Silver Corp. (a) 454 24,836
Quebecor, Inc., Class B (a) 849 36,051
Royal Bank of Canada (a) 75 12,124
Saputo, Inc. (a) 167 5,217
Sun Life Financial, Inc. (a) 330 20,674
Suncor Energy, Inc. (a) 2,942 194,590
TFI International, Inc. (a) 533 58,017
TMX Group Ltd. (a) 276 9,787
Toromont Industries Ltd. (a) 56 7,840
Toronto-Dominion Bank (The) (a) 523 48,845
Tourmaline Oil Corp. (a) 788 37,715
1,447,130
China - 0 .3%
Wilmar International Ltd. (2) 11,700 35,151
Yangzijiang Shipbuilding Holdings
Ltd. (2) 7,700 22,872
58,023
Denmark - 1 .8%
Danske Bank A/S (2)(a) 2,124 104,677
Genmab A/S (2)*(a) 222 59,789
ISS A/S (2)(a) 1,907 69,460
Jyske Bank A/S (Registered) (2)(a) 225 30,875
Orsted A/S (2)*(a)(c) 746 18,500
Pandora A/S (2)(a) 880 62,897
Royal Unibrew A/S (a) 257 20,850
Vestas Wind Systems A/S (2)(a) 638 19,249
386,297
Finland - 1 .3%
Elisa OYJ (2)(a) 220 10,716
Kone OYJ, Class B (2)(a) 550 35,112
Konecranes OYJ (2)(a) 171 5,612
Nordea Bank Abp (2)(a) 5,387 92,761
Sampo OYJ, Class A (a) 2,331 24,793
UPM-Kymmene OYJ (2)(a) 1,139 35,650
Wartsila OYJ Abp (2)(a) 1,949 72,596
277,240
France - 6 .2%
Air France-KLM (2)*(a) 2,854 28,926
Amundi SA (2)(a)(c) 85 7,305
BNP Paribas SA (2)(a) 56 5,335
Bouygues SA (2)(a) 1,279 74,127
Carrefour SA (2)(a) 9,040 167,384
Credit Agricole SA (2)(a) 2,413 45,037
Dassault Aviation SA (2)(a) 110 40,942
Eiffage SA (2)(a) 470 72,083
Gaztransport Et Technigaz SA (2)(a) 93 21,873
Hermes International SCA (2)(a) 18 34,098
Ipsen SA (2)(a) 90 16,820

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MS FUSION FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
France - 6.2% (continued)
LVMH Moet Hennessy Louis Vuitton
SE (2)(a) 196 107,143
Orange SA (2)(a) 3,866 79,265
Renault SA (2)(a) 1,395 47,826
Safran SA (2)(a) 372 121,729
SCOR SE (2)(a) 561 20,050
SEB SA (2)(a) 177 9,145
Societe Generale SA (2)(a) 1,497 109,306
Thales SA (2)(a) 331 97,064
TotalEnergies SE (2)(a) 1,774 162,808
Valeo SE (2)(a) 2,588 31,692
Vinci SA (2)(a) 42 6,304
1,306,262
Germany - 6 .2%
adidas AG (2)(a) 564 91,287
Allianz SE (Registered) (2)(a) 274 115,715
Bayer AG (Registered) (2)(a) 791 36,606
Bechtle AG (2)(a) 565 19,484
Continental AG (2)(a) 600 41,884
Daimler Truck Holding AG (2)(a) 1,312 64,611
Deutsche Bank AG (Registered)
(2)(a) 2,555 76,037
Deutsche Lufthansa AG
(Registered) (2)(a) 3,629 30,904
E.ON SE (2)(a) 2,078 45,511
Evonik Industries AG (2)(a) 1,199 23,528
Fraport AG Frankfurt Airport
Services Worldwide (2)*(a) 60 5,227
Fresenius Medical Care AG (2)(a) 567 25,695
GEA Group AG (2)(a) 396 28,400
HUGO BOSS AG (2)(a) 1,157 50,082
KION Group AG (2)(a) 181 9,671
Knorr-Bremse AG (2)(a) 61 6,969
LANXESS AG (2)(a) 1,059 23,413
Mercedes-Benz Group AG (2)(a) 1,288 79,164
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 118 74,522
Nemetschek SE (2)(a) 269 20,137
Nordex SE (2)*(a) 493 26,717
Rational AG (2)(a) 35 25,678
Rheinmetall AG (2)(a) 33 55,664
RWE AG (2)(a) 1,402 94,325
Scout24 SE (2)(a)(c) 910 70,214
Siemens Energy AG (2)(a) 832 143,479
Siemens Healthineers AG (2)(a)(c) 102 4,352
Talanx AG (2)(a) 157 19,482
1,308,758
Hong Kong - 0 .2%
Prudential plc (2)(a) 1,464 20,355
Techtronic Industries Co. Ltd. (2)(a) 1,500 19,920
40,275
Italy - 3 .1%
A2A SpA (2)(a) 6,948 19,674
Amplifon SpA (2)(a) 6,394 70,544
Davide Campari-Milano NV (2)(a) 1,963 14,025
Eni SpA (2)(a) 1,073 30,509
INVESTMENTS SHARES VALUE ($)
Italy - 3.1% (continued)
FinecoBank Banca Fineco SpA (2)
(a) 199 4,427
Generali (2)(a) 1,753 70,526
Hera SpA (2)(a) 4,549 20,983
Interpump Group SpA (2)(a) 142 5,422
Intesa Sanpaolo SpA (2)(a) 4,198 25,389
Leonardo SpA (2)(a) 1,994 135,630
Nexi SpA (2)(a)(c) 6,234 23,221
Pirelli & C SpA (2)(a)(c) 6,201 42,908
Poste Italiane SpA (2)(a)(c) 2,964 69,769
Prysmian SpA (2)(a) 66 7,794
Reply SpA (2)(a) 71 6,682
Saipem SpA (2)(a) 3,075 14,069
Snam SpA (2)(a) 2,502 18,954
UniCredit SpA (2)(a) 1,024 73,466
653,992
Japan - 25 .3%
Advantest Corp. (2)(a) 400 55,203
AGC, Inc. (2)(a) 400 14,171
Aisin Corp. (2)(a) 1,700 23,950
ANA Holdings, Inc. (2)(a) 3,300 59,101
Asahi Intecc Co. Ltd. (2)(a) 1,300 27,760
Asahi Kasei Corp. (2)(a) 7,600 74,362
Astellas Pharma, Inc. (2)(a) 13,600 221,706
BayCurrent, Inc. (2)(a) 2,900 83,944
Brother Industries Ltd. (2)(a) 2,600 48,134
Canon, Inc. (2)(a) 3,000 83,242
Central Japan Railway Co. (2)(a) 2,500 65,003
Chubu Electric Power Co., Inc. (2)
(a) 2,600 42,866
Concordia Financial Group Ltd. (2)
(a) 6,000 53,557
Dai Nippon Printing Co. Ltd. (2)(a) 2,100 38,262
Daiichi Life Group, Inc. (2)(a) 4,400 40,577
Denso Corp. (2)(a) 400 5,015
Dentsu Group, Inc. (2)*(a) 1,400 24,062
Eisai Co. Ltd. (2)(a) 500 15,653
ENEOS Holdings, Inc. (2)(a) 6,300 56,764
FANUC Corp. (2)(a) 1,600 55,771
Fujitsu Ltd. (2)(a) 300 6,135
Fukuoka Financial Group, Inc. (2)
(a) 1,900 72,762
Honda Motor Co. Ltd. (2)(a) 600 4,856
Hoshizaki Corp. (2)(a) 500 16,096
Hoya Corp. (2)(a) 600 104,016
Iida Group Holdings Co. Ltd. (2)(a) 800 12,307
Isetan Mitsukoshi Holdings Ltd. (2)
(a) 8,700 160,302
Japan Airlines Co. Ltd. (2)(a) 2,400 39,183
Japan Post Bank Co. Ltd. (2)(a) 8,600 140,268
Japan Post Holdings Co. Ltd. (2)(a) 7,100 81,980
JFE Holdings, Inc. (2)(a) 1,700 19,902
Kajima Corp. (2)(a) 600 22,889
Kirin Holdings Co. Ltd. (2)(a) 4,800 76,350
Kobe Bussan Co. Ltd. (2)(a) 1,700 36,786
Kobe Steel Ltd. (2)(a) 5,200 63,108
Komatsu Ltd. (2)(a) 900 35,839
Kyoto Financial Group, Inc. (2)(a) 1,400 36,888

Schedule of Investments
March 31, 2026 (Unaudited)
AQR MS FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 25.3% (continued)
Kyushu Electric Power Co., Inc. (2)
(a) 2,800 32,456
LY Corp. (2)(a) 14,500 34,961
Marubeni Corp. (2)(a) 1,900 69,506
MatsukiyoCocokara & Co. (a) 900 14,325
Mazda Motor Corp. (2)(a) 2,800 19,151
MINEBEA MITSUMI, Inc. (2)(a) 3,200 53,136
Mitsubishi Chemical Group Corp.
(2)(a) 10,500 61,384
Mitsubishi Corp. (2)(a) 2,200 75,473
Mitsubishi Electric Corp. (2)(a) 1,100 35,978
Mitsui Chemicals, Inc. (2)(a) 4,900 59,192
Mizuho Financial Group, Inc. (2)(a) 4,000 161,936
Murata Manufacturing Co. Ltd. (2)
(a) 5,700 127,892
Nexon Co. Ltd. (2)(a) 3,000 56,510
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 1,600 36,161
Nippon Steel Corp. (2)(a) 16,000 59,001
Nissan Chemical Corp. (2)(a) 900 34,998
Niterra Co. Ltd. (2)(a) 500 23,576
Nomura Holdings, Inc. (2)(a) 1,000 7,874
Obayashi Corp. (2)(a) 2,300 55,707
Obic Co. Ltd. (a) 6,300 152,910
Oji Holdings Corp. (2)(a) 2,800 15,148
Omron Corp. (2)(a) 600 17,261
Ono Pharmaceutical Co. Ltd. (2)(a) 1,500 24,075
ORIX Corp. (2)(a) 2,500 74,178
Otsuka Corp. (2)(a) 900 17,230
Panasonic Holdings Corp. (2)(a) 9,900 166,037
Rakuten Group, Inc. (2)*(a) 10,500 49,083
Recruit Holdings Co. Ltd. (2)(a) 300 13,071
Renesas Electronics Corp. (2)(a) 1,600 22,876
Resona Holdings, Inc. (2)(a) 10,300 117,500
Sanwa Holdings Corp. (2)(a) 3,400 77,324
Seiko Epson Corp. (2)(a) 5,100 63,052
Seven & i Holdings Co. Ltd. (2)(a) 9,500 127,772
Shimamura Co. Ltd. (2)(a) 900 18,843
Shimizu Corp. (2)(a) 5,300 95,088
Shin-Etsu Chemical Co. Ltd. (2)(a) 3,000 122,156
Shionogi & Co. Ltd. (2)(a) 2,100 46,454
Shizuoka Financial Group, Inc. (2)
(a) 3,600 59,776
SMC Corp. (2)(a) 100 39,330
SoftBank Corp. (2)(a) 55,000 73,597
Sojitz Corp. (2)(a) 2,100 83,153
Sony Financial Group, Inc. (2) 13,500 12,367
Sony Group Corp. (2)(a) 2,500 52,107
Square Enix Holdings Co. Ltd. (2)
(a) 1,700 27,091
Sumitomo Corp. (2)(a) 1,900 71,096
Sumitomo Metal Mining Co. Ltd.
(2)(a) 900 52,383
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 1,600 50,971
Sysmex Corp. (2)(a) 1,200 10,465
TBS Holdings, Inc. (2)(a) 700 25,222
Terumo Corp. (2)(a) 3,100 41,648
Tokyo Century Corp. (2)(a) 1,500 19,417
INVESTMENTS SHARES VALUE ($)
Japan - 25.3% (continued)
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 6,300 25,960
Tokyo Electron Ltd. (2)(a) 400 99,380
Tokyo Gas Co. Ltd. (2)(a) 1,400 65,934
Tokyu Corp. (2)(a) 2,600 30,691
TOPPAN Holdings, Inc. (2)(a) 900 23,737
Tosoh Corp. (2)(a) 300 4,459
TOTO Ltd. (2)(a) 500 16,531
Toyota Motor Corp. (2)(a) 1,600 33,260
Toyota Tsusho Corp. (2)(a) 1,200 46,508
USS Co. Ltd. (2)(a) 4,500 47,335
Yamato Holdings Co. Ltd. (2)(a) 5,000 55,758
Yokogawa Electric Corp. (2)(a) 1,400 43,265
Zensho Holdings Co. Ltd. (2)(a) 100 5,838
5,375,324
Netherlands - 1 .8%
Aalberts NV (2)(a) 244 8,498
ABN AMRO Bank NV, CVA (2)(a)(c) 287 9,098
Argenx SE (2)*(a) 26 18,869
ASM International NV (2)(a) 150 113,693
ASML Holding NV (2)(a) 62 82,445
ASR Nederland NV (2)(a) 672 46,265
EXOR NV (2)(a) 59 4,516
Heineken NV (2)(a) 191 14,691
NN Group NV (2)(a) 478 37,330
Randstad NV (2)(a) 299 7,804
Wolters Kluwer NV (2)(a) 479 35,776
378,985
New Zealand - 0 .1%
Xero Ltd. (2)*(a) 341 18,022
Nigeria - 0 .2%
Airtel Africa plc (2)(c) 8,531 39,339
Norway - 0 .8%
Gjensidige Forsikring ASA (2)(a) 618 16,166
Kongsberg Gruppen ASA (a) 931 39,685
Mowi ASA (2)(a) 198 4,503
Norsk Hydro ASA (2)(a) 557 5,937
Storebrand ASA (2)(a) 1,207 21,786
Telenor ASA (a) 3,154 55,472
TOMRA Systems ASA (2)(a) 425 5,124
Vend Marketplaces ASA (a) 1,140 28,209
176,882
Portugal - 0 .4%
Banco Comercial Portugues SA,
Class R (2) 50,425 49,112
EDP SA (2) 4,726 25,009
74,121
Singapore - 0 .6%
DBS Group Holdings Ltd. (2) 400 17,800
Genting Singapore Ltd. (2) 8,300 4,380
Oversea-Chinese Banking Corp.
Ltd. (2) 1,100 18,841
Sea Ltd., ADR *(a) 752 62,273
Singapore Telecommunications Ltd. 2,600 9,990

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MS FUSION FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Singapore - 0.6% (continued)
United Overseas Bank Ltd. (2) 800 22,901
136,185
Spain - 1 .8%
ACS Actividades de Construccion y
Servicios SA (2)(a) 422 51,465
Aena SME SA (a)(c) 2,436 71,855
Bankinter SA (2)(a) 4,565 72,299
Cellnex Telecom SA (2)(a)(c) 557 17,910
Enagas SA (a) 2,541 50,340
Fluidra SA (2)(a) 1,022 23,706
Industria de Diseno Textil SA (2)(a) 937 54,542
Naturgy Energy Group SA (a) 612 18,321
Repsol SA (2)(a) 292 8,219
Unicaja Banco SA (2)(a)(c) 3,670 10,892
379,549
Sweden - 2 .8%
Alfa Laval AB (2)(a) 1,193 65,257
Autoliv, Inc. (a)(b) 276 29,024
Axfood AB (a) 537 18,249
Boliden AB (2)*(a) 252 13,210
Elekta AB, Class B (2)(a) 715 4,229
Embracer Group AB (2)*(a) 899 4,634
Essity AB, Class B (2)(a) 164 4,227
Evolution AB (2)(a)(c) 69 4,337
Husqvarna AB, Class B (2)(a) 4,566 18,082
Indutrade AB (2)(a) 199 4,563
Sandvik AB (2)(a) 1,548 59,508
Svenska Handelsbanken AB, Class
A (2)(a) 2,987 39,380
Swedbank AB, Class A (2)(a) 1,160 39,537
Swedish Orphan Biovitrum AB
(2)*(a) 308 12,908
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 11,062 126,108
Telia Co. AB (2)(a) 18,753 96,077
Volvo AB, Class B (2)(a) 1,402 46,097
585,427
Switzerland - 3 .1%
ABB Ltd. (Registered) (2)(a) 1,382 112,368
Accelleron Industries AG (2)(a) 146 13,196
Adecco Group AG (Registered) (2)
(a) 1,260 30,306
Avolta AG (2)*(a) 531 31,837
Clariant AG (Registered) (2)*(a) 1,728 16,953
DSM-Firmenich AG (2)(a) 652 46,634
Flughafen Zurich AG (Registered)
(2)(a) 198 62,001
Galenica AG (2)(a)(c) 83 9,449
Geberit AG (Registered) (2)(a) 18 12,151
Givaudan SA (Registered) (2)(a) 8 27,052
Kuehne + Nagel International AG
(Registered) (2)(a) 450 103,052
Logitech International SA
(Registered) (2)(a) 293 27,209
SGS SA (Registered) (2)(a) 573 60,388
INVESTMENTS SHARES VALUE ($)
Switzerland - 3.1% (continued)
Zurich Insurance Group AG (2)(a) 132 93,300
645,896
United Kingdom - 7 .1%
Barclays plc (2)(a) 13,235 69,265
Burberry Group plc (2)*(a) 2,414 35,322
Centrica plc (2)(a) 32,059 90,773
CK Hutchison Holdings Ltd. (2)(a) 1,500 11,514
Compass Group plc (2)(a) 8,728 243,519
Croda International plc (2)(a) 134 5,032
easyJet plc (2)(a) 915 4,257
Entain plc (2)(a) 1,094 8,219
Games Workshop Group plc (2)(a) 50 11,820
Hiscox Ltd. (2)(a) 2,582 52,118
Howden Joinery Group plc (2)(a) 2,802 29,678
Imperial Brands plc (2)(a) 386 15,651
International Consolidated Airlines
Group SA (2)(a) 10,812 51,317
Intertek Group plc (2)(a) 89 4,331
Investec plc (2)(a) 569 4,386
ITV plc (2)(a) 24,382 24,659
Kingfisher plc (2)(a) 19,988 76,001
Lloyds Banking Group plc (2)(a) 61,673 76,440
NatWest Group plc (2)(a) 5,759 42,662
Next plc (2)(a) 133 22,470
Persimmon plc (2)(a) 1,262 18,016
RELX plc (2)(a) 1,667 54,615
Rightmove plc (2)(a) 1,511 8,645
Rolls-Royce Holdings plc (2)(a) 9,822 149,220
RS GROUP plc (2)(a) 1,420 10,633
Sage Group plc (The) (2)(a) 1,389 15,564
Taylor Wimpey plc (2)(a) 20,149 23,931
TechnipFMC plc (a) 2,574 177,941
Tesco plc (2)(a) 8,640 54,303
United Utilities Group plc (2)(a) 807 14,071
Vodafone Group plc (2)(a) 65,550 98,872
1,505,245
United States - 114 .0%
Abercrombie & Fitch Co., Class A
*(a) 897 81,959
Acuity, Inc. (a)(b) 36 10,088
Adobe, Inc. *(a) 669 162,620
ADT, Inc. (a) 660 4,336
Advanced Drainage Systems, Inc.
(a) 32 4,388
AGCO Corp. (a) 118 13,673
Agilent Technologies, Inc. (a)(b) 860 98,023
Air Lease Corp., Class A (a) 503 32,665
Airbnb, Inc., Class A *(a) 703 88,775
Akamai Technologies, Inc. *(a)(b) 949 108,993
Albemarle Corp. (a) 207 37,163
Alcoa Corp. (a) 730 48,421
Alcon AG (2)(a) 168 12,699
Alexandria Real Estate Equities,
Inc., REIT (a) 90 4,178
Align Technology, Inc. *(a)(b) 330 56,572
Allison Transmission Holdings, Inc.
(a)(b) 585 68,480
Amdocs Ltd. (a) 327 21,340

Schedule of Investments
March 31, 2026 (Unaudited)
AQR MS FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 114.0% (continued)
Ameren Corp. (a) 387 42,539
American Electric Power Co., Inc.
(a) 581 76,157
American Tower Corp., REIT (a) 135 23,298
American Water Works Co., Inc.
(a)(b) 774 105,334
Ameriprise Financial, Inc. (a) 195 86,658
AMETEK, Inc. (a)(b) 209 44,801
Analog Devices, Inc. (a)(b) 112 35,632
Antero Resources Corp. *(a) 746 31,660
Aon plc, Class A (a)(b) 212 68,429
AP Moller - Maersk A/S, Class B
(2)(a) 18 44,962
Applied Industrial Technologies,
Inc. (a) 198 52,533
AptarGroup, Inc. (a) 442 55,701
Aramark (a) 2,294 92,999
Arch Capital Group Ltd. *(a) 521 50,011
Arista Networks, Inc. *(a) 191 23,451
Armstrong World Industries, Inc. (a) 132 21,754
Arrow Electronics, Inc. *(a) 249 35,709
ASGN, Inc. *(a)(b) 1,227 47,497
Ashland, Inc. (a)(b) 843 46,879
ATI, Inc. *(a) 54 7,855
Autodesk, Inc. *(a) 538 128,797
AutoNation, Inc. *(a)(b) 181 35,342
AutoZone, Inc. *(a)(b) 2 6,756
Avnet, Inc. (a)(b) 932 57,430
Axis Capital Holdings Ltd. (a) 914 92,689
Ball Corp. (a) 513 30,323
Bank of America Corp. (a)(b) 600 29,250
Bank of New York Mellon Corp.
(The) (a)(b) 577 68,450
Becton Dickinson & Co. (a)(b) 460 72,326
Best Buy Co., Inc. (a)(b) 938 60,220
Biogen, Inc. *(a)(b) 314 57,566
BioMarin Pharmaceutical, Inc. *(a) 1,491 84,227
Blackbaud, Inc. *(a)(b) 107 4,131
Blackrock, Inc. (a) 39 37,507
Booking Holdings, Inc. (a) 22 92,627
BorgWarner, Inc. (a) 1,869 101,412
Boston Beer Co., Inc. (The), Class
A *(a) 58 13,363
BP plc (2)(a) 27,038 211,620
Bright Horizons Family Solutions,
Inc. *(a) 940 77,202
Brink's Co. (The) (a)(b) 260 26,944
Bristol-Myers Squibb Co. (a)(b) 3,344 202,813
Broadcom, Inc. (a) 91 28,165
Broadridge Financial Solutions, Inc.
(a)(b) 547 88,877
Bruker Corp. (a)(b) 1,374 49,629
Brunswick Corp. (a)(b) 320 23,283
Burlington Stores, Inc. *(a)(b) 241 78,417
CACI International, Inc., Class A
*(a)(b) 54 29,369
Caesars Entertainment, Inc. *(a)(b) 1,985 52,464
Capital One Financial Corp. (a) 176 32,108
CarMax, Inc. *(a)(b) 1,381 57,422
Carnival Corp. (a)(b) 171 4,425
INVESTMENTS SHARES VALUE ($)
United States - 114.0% (continued)
Carpenter Technology Corp. (a) 141 55,575
Carrier Global Corp. (a)(b) 1,456 81,987
CCC Intelligent Solutions Holdings,
Inc. *(a) 4,355 26,130
CDW Corp. (a)(b) 215 26,019
Centene Corp. *(a) 2,352 77,004
Charter Communications, Inc.,
Class A *(a)(b) 258 55,697
Chemed Corp. (a) 76 28,708
Chewy, Inc., Class A *(a)(b) 667 18,009
Chipotle Mexican Grill, Inc., Class
A *(a)(b) 2,054 65,749
Chord Energy Corp. (a)(b) 341 48,483
Chubb Ltd. (a) 600 195,557
Ciena Corp. *(a)(b) 334 129,669
Cigna Group (The) (a)(b) 304 81,092
Citigroup, Inc. (a) 845 95,831
Citizens Financial Group, Inc. (a) 1,881 112,804
Clorox Co. (The) (a)(b) 762 78,966
Cloudflare, Inc., Class A *(a)(b) 188 38,792
CNA Financial Corp. (a)(b) 757 34,761
CNH Industrial NV (a)(b) 4,787 52,657
CNO Financial Group, Inc. (a) 275 11,292
Coca-Cola Consolidated, Inc. (a) 474 90,885
Cognex Corp. (a)(b) 510 24,985
Cognizant Technology Solutions
Corp., Class A (a) 587 36,012
Columbia Sportswear Co. (a)(b) 998 54,700
Comfort Systems USA, Inc. (a) 145 199,953
Commercial Metals Co. (a) 927 56,946
Commvault Systems, Inc. *(a) 507 39,490
Conagra Brands, Inc. (a) 3,751 58,966
Concentrix Corp. (a)(b) 1,686 46,129
ConocoPhillips (a)(b) 1,321 174,371
Consolidated Edison, Inc. (a)(b) 1,218 137,853
Cooper Cos., Inc. (The) *(a)(b) 247 17,661
Copart, Inc. *(a)(b) 2,735 90,802
COPT Defense Properties, REIT
(a)(b) 575 17,595
Corpay, Inc. *(a)(b) 63 18,332
Corteva, Inc. (a) 406 33,986
CoStar Group, Inc. *(a)(b) 1,913 77,170
Crane Co. (a) 97 16,587
Crocs, Inc. *(a)(b) 55 4,566
Crown Holdings, Inc. (a) 562 56,341
Cummins, Inc. (a) 86 46,270
Curtiss-Wright Corp. (a)(b) 102 69,474
Danaher Corp. (a) 840 159,264
Darden Restaurants, Inc. (a) 96 18,820
Datadog, Inc., Class A *(a)(b) 510 60,206
Deckers Outdoor Corp. *(a) 420 42,038
Delta Air Lines, Inc. (a) 579 38,492
Docusign, Inc., Class A *(a)(b) 1,694 80,313
Dolby Laboratories, Inc., Class A (a) 417 25,045
Dollar General Corp. (a) 1,011 120,036
DoubleVerify Holdings, Inc. *(a)(b) 3,121 29,650
Dover Corp. (a) 335 69,831
Dow, Inc. (a)(b) 966 40,234
DR Horton, Inc. (a)(b) 471 64,631
DraftKings, Inc., Class A *(a)(b) 5,685 122,910

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MS FUSION FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 114.0% (continued)
DTE Energy Co. (a)(b) 90 13,160
Duolingo, Inc., Class A *(a)(b) 123 12,124
DuPont de Nemours, Inc. (a)(b) 586 26,839
Eagle Materials, Inc. (a)(b) 97 18,377
East West Bancorp, Inc. (a) 470 50,177
Eaton Corp. plc (a)(b) 151 54,008
Ecolab, Inc. (a)(b) 107 28,464
Edison International (a)(b) 3,873 283,424
Edwards Lifesciences Corp. *(a)(b) 529 42,362
Elastic NV *(a) 87 4,349
Elevance Health, Inc. (a) 85 24,884
elf Beauty, Inc. *(a)(b) 829 50,246
Eli Lilly & Co. (a) 34 31,272
EMCOR Group, Inc. (a) 120 88,597
EnerSys (a) 119 20,673
EPAM Systems, Inc. *(a) 289 39,131
EPR Properties, REIT (a)(b) 293 14,638
Equifax, Inc. (a)(b) 515 92,736
Equinix, Inc., REIT (a)(b) 171 167,620
Equity Residential, REIT (a)(b) 74 4,377
Esab Corp. (a) 191 18,462
Evercore, Inc., Class A (a)(b) 90 26,866
Everest Group Ltd. (a) 84 27,455
Everpure, Inc., Class A *(a)(b) 255 15,055
Exelixis, Inc. *(a) 1,365 58,545
ExlService Holdings, Inc. *(a) 3,738 113,822
Expedia Group, Inc. (a)(b) 418 96,512
Exponent, Inc. (a)(b) 158 10,310
Extra Space Storage, Inc., REIT
(a)(b) 507 66,483
Exxon Mobil Corp. (a) 292 49,541
Federal Realty Investment Trust,
REIT (a) 886 94,102
Federated Hermes, Inc., Class B
(a)(b) 265 15,028
FedEx Corp. (a) 608 216,556
Ferguson Enterprises, Inc. (a) 64 14,929
Fidelity National Information
Services, Inc. (a)(b) 2,195 102,967
First Hawaiian, Inc. (a) 1,548 38,143
First Industrial Realty Trust, Inc.,
REIT (a) 432 24,991
First Solar, Inc. *(a) 66 13,019
FirstCash Holdings, Inc. (a)(b) 222 41,736
FirstEnergy Corp. (a) 951 48,178
Fiserv, Inc. *(a)(b) 392 21,874
Five Below, Inc. *(a) 256 58,491
Flowserve Corp. (a)(b) 606 44,547
Fluor Corp. *(a)(b) 803 37,460
FNB Corp. (a)(b) 1,121 18,743
Ford Motor Co. (a) 1,610 18,579
Fortinet, Inc. *(a) 1,066 87,114
Freeport-McMoRan, Inc. (a) 2,216 130,256
Gaming and Leisure Properties,
Inc., REIT (a) 1,075 47,698
Gap, Inc. (The) (a) 2,118 51,256
Garmin Ltd. (a)(b) 183 42,458
Gartner, Inc. *(a)(b) 606 95,954
Gates Industrial Corp. plc *(a) 772 17,455
GE Aerospace (a) 382 108,400
INVESTMENTS SHARES VALUE ($)
United States - 114.0% (continued)
GE Vernova, Inc. (a) 99 86,417
General Dynamics Corp. (a) 203 69,674
General Mills, Inc. (a)(b) 2,000 74,440
General Motors Co. (a) 1,955 145,648
Genpact Ltd. (a) 2,771 103,220
GFL Environmental, Inc. (a) 887 37,001
Gitlab, Inc., Class A *(a)(b) 1,774 38,389
GLOBALFOUNDRIES, Inc. *(a) 455 20,238
Globe Life, Inc. (a) 231 32,148
Globus Medical, Inc., Class A *(a)
(b) 50 4,308
Goodyear Tire & Rubber Co. (The)
*(a)(b) 3,122 20,699
Graham Holdings Co., Class B (a)
(b) 20 21,145
Greif, Inc., Class A (a)(b) 398 26,694
GSK plc (2)(a) 2,668 73,491
Guidewire Software, Inc. *(a)(b) 67 10,021
H&R Block, Inc. (a)(b) 918 29,137
Haemonetics Corp. *(a)(b) 1,261 71,070
Halozyme Therapeutics, Inc. *(a)(b) 339 21,910
Hartford Insurance Group, Inc.
(The) (a) 258 34,889
Hasbro, Inc. (a)(b) 977 91,447
Hayward Holdings, Inc. *(a) 932 12,470
HealthEquity, Inc. *(a) 166 13,873
Hilton Worldwide Holdings, Inc. (a) 186 56,559
Holcim AG (2)(a) 1,088 89,936
Host Hotels & Resorts, Inc., REIT
(a)(b) 2,132 40,849
Humana, Inc. (a)(b) 159 27,569
Huntington Ingalls Industries, Inc.
(a) 249 94,595
Huntsman Corp. (a) 7,597 101,116
Illinois Tool Works, Inc. (a) 205 53,359
Illumina, Inc. *(a)(b) 444 54,727
Incyte Corp. *(a)(b) 1,215 114,356
Ingredion, Inc. (a)(b) 71 7,999
Insulet Corp. *(a) 351 73,654
Intercontinental Exchange, Inc. (a) 230 36,174
InterContinental Hotels Group plc
(2)(a) 829 109,324
International Bancshares Corp. (a)
(b) 236 15,880
International Flavors & Fragrances,
Inc. (a)(b) 810 58,766
Invesco Ltd. (a) 1,579 38,354
Invitation Homes, Inc., REIT (a)(b) 2,383 59,218
IQVIA Holdings, Inc. *(a) 202 34,449
ITT, Inc. (a) 452 86,120
J M Smucker Co. (The) (a)(b) 157 15,141
Jacobs Solutions, Inc. (a) 282 35,893
Jazz Pharmaceuticals plc *(a)(b) 267 50,476
JB Hunt Transport Services, Inc. (a) 657 139,218
Jones Lang LaSalle, Inc. *(a) 108 32,867
KB Home (a)(b) 619 32,033
Kimco Realty Corp., REIT (a)(b) 308 6,921
Kinder Morgan, Inc. (a) 2,442 81,880
Kirby Corp. *(a) 200 26,576
KKR & Co., Inc. (a) 751 69,468

Schedule of Investments
March 31, 2026 (Unaudited)
AQR MS FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 114.0% (continued)
Knight-Swift Transportation
Holdings, Inc., Class A (a)(b) 662 38,118
Lam Research Corp. (a) 277 59,184
Lamar Advertising Co., Class A,
REIT (a)(b) 499 63,203
Lamb Weston Holdings, Inc. (a)(b) 665 28,103
Landstar System, Inc. (a) 175 28,054
Las Vegas Sands Corp. (a) 133 7,166
Leidos Holdings, Inc. (a)(b) 113 17,574
Leonardo DRS, Inc. (a) 99 4,407
Lincoln Electric Holdings, Inc. (a)(b) 199 49,567
Lineage, Inc., REIT (a) 777 25,455
Littelfuse, Inc. (a)(b) 170 57,690
LivaNova plc *(a) 427 27,140
Lockheed Martin Corp. (a) 247 149,284
Louisiana-Pacific Corp. (a)(b) 76 5,529
Lowe's Cos., Inc. (a)(b) 173 40,876
Lumentum Holdings, Inc. *(a)(b) 61 42,868
LyondellBasell Industries NV, Class
A (a)(b) 2,050 165,147
Manhattan Associates, Inc. *(a)(b) 273 36,342
MarketAxess Holdings, Inc. (a)(b) 751 123,900
Marsh & McLennan Cos., Inc. (a)(b) 530 91,929
Matador Resources Co. (a)(b) 357 22,555
Match Group, Inc. (a) 744 22,848
McKesson Corp. (a) 17 14,711
Medical Properties Trust, Inc., REIT
(a)(b) 7,895 36,554
Medpace Holdings, Inc. *(a)(b) 132 63,385
Merck & Co., Inc. (a) 1,085 130,515
Mettler-Toledo International, Inc.
*(a) 31 39,097
MGIC Investment Corp. (a) 1,825 47,906
MGM Resorts International *(a)(b) 2,213 81,903
Microchip Technology, Inc. (a)(b) 1,037 67,001
Micron Technology, Inc. (a)(b) 307 103,717
Microsoft Corp. (a) 717 265,411
Mohawk Industries, Inc. *(a)(b) 853 83,986
Molina Healthcare, Inc. *(a)(b) 649 86,512
MongoDB, Inc., Class A *(a)(b) 176 43,080
Morningstar, Inc. (a) 121 20,455
Mosaic Co. (The) (a)(b) 612 15,606
MSCI, Inc., Class A (a) 169 91,093
Mueller Industries, Inc. (a)(b) 900 99,720
Murphy USA, Inc. (a)(b) 64 31,614
Nasdaq, Inc. (a)(b) 850 72,157
Natera, Inc. *(a)(b) 389 77,796
National Fuel Gas Co. (a)(b) 405 38,054
Nestle SA (Registered) (2)(a) 1,601 157,044
Neurocrine Biosciences, Inc. *(a) 786 103,548
New York Times Co. (The), Class
A (a)(b) 1,599 133,884
Newell Brands, Inc. (a)(b) 7,813 26,799
Newmont Corp. (a) 494 53,476
Nexstar Media Group, Inc., Class
A (a)(b) 124 22,423
Novartis AG (Registered) (2)(a) 1,530 234,845
Nucor Corp. (a) 85 14,374
Nutanix, Inc., Class A *(a) 2,231 84,800
NVIDIA Corp. (a)(b) 25 4,360
INVESTMENTS SHARES VALUE ($)
United States - 114.0% (continued)
Occidental Petroleum Corp. (a) 2,313 150,345
Old Dominion Freight Line, Inc. (a)
(b) 152 29,701
Old National Bancorp (a)(b) 595 13,150
Old Republic International Corp.
(a)(b) 1,968 78,523
Ollie's Bargain Outlet Holdings, Inc.
*(a)(b) 46 4,234
Omega Healthcare Investors, Inc.,
REIT (a)(b) 633 27,738
Omnicom Group, Inc. (a)(b) 897 67,553
OneMain Holdings, Inc. (a) 1,225 65,525
Onto Innovation, Inc. *(a) 27 5,537
Ovintiv, Inc. (a) 727 43,155
Owens Corning (a)(b) 857 92,745
PACCAR, Inc. (a) 261 30,146
Packaging Corp. of America (a)(b) 235 49,872
Palantir Technologies, Inc., Class
A *(a)(b) 77 11,264
Park Hotels & Resorts, Inc., REIT
(a)(b) 893 9,403
Paylocity Holding Corp. *(a) 586 63,311
PBF Energy, Inc., Class A (a)(b) 695 33,096
PepsiCo, Inc. (a)(b) 723 112,275
PG&E Corp. (a) 14,814 260,281
Philip Morris International, Inc. (a)
(b) 958 158,396
Phillips 66 (a) 581 105,847
Pinnacle Financial Partners, Inc.
(a)(b) 812 69,946
Pinterest, Inc., Class A *(a)(b) 2,785 51,077
PNC Financial Services Group, Inc.
(The) (a)(b) 1,036 215,580
Polaris, Inc. (a)(b) 271 14,770
Popular, Inc. (a)(b) 340 45,618
Portland General Electric Co. (a) 1,621 85,540
Principal Financial Group, Inc. (a) 446 40,189
Procore Technologies, Inc. *(a)(b) 1,366 77,862
Progressive Corp. (The) (a) 289 57,291
Prologis, Inc., REIT (a)(b) 751 99,267
Prosperity Bancshares, Inc. (a)(b) 1,961 131,740
Ralph Lauren Corp., Class A (a) 119 40,935
Regeneron Pharmaceuticals, Inc.
(a) 132 101,988
Reinsurance Group of America,
Inc. (a) 387 79,010
RenaissanceRe Holdings Ltd. (a)(b) 113 33,587
Reynolds Consumer Products, Inc.
(a)(b) 1,548 32,787
Robert Half, Inc. (a)(b) 1,162 29,515
ROBLOX Corp., Class A *(a) 1,109 62,725
Roche Holding AG (2)(a) 158 63,056
Roivant Sciences Ltd. *(a) 645 17,867
Roku, Inc., Class A *(a) 400 37,848
Roper Technologies, Inc. (a) 192 67,941
Ross Stores, Inc. (a) 200 43,326
Royal Caribbean Cruises Ltd. (a)(b) 148 40,727
Rubrik, Inc., Class A *(a)(b) 250 12,243
Ryder System, Inc. (a) 141 28,864
S&P Global, Inc. (a) 345 146,742

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MS FUSION FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 114.0% (continued)
Sabra Health Care REIT, Inc., REIT
(a)(b) 1,669 32,095
Saia, Inc. *(a)(b) 64 22,482
Salesforce, Inc. (a) 677 126,376
Sandisk Corp. *(a)(b) 103 65,440
Sanofi SA (2)(a) 2,038 196,808
Sarepta Therapeutics, Inc. *(a)(b) 1,048 22,804
Science Applications International
Corp. (a) 504 47,840
Seagate Technology Holdings plc
(a)(b) 188 73,651
Selective Insurance Group, Inc. (a) 1,405 105,923
Sempra (a)(b) 201 19,531
SentinelOne, Inc., Class A *(a) 3,147 40,533
Service Corp. International (a)(b) 161 13,284
ServiceNow, Inc. *(a) 92 9,619
Simon Property Group, Inc., REIT
(a) 57 10,632
Simpson Manufacturing Co., Inc. (a) 195 33,466
SiteOne Landscape Supply, Inc.
*(a) 435 57,903
Skyworks Solutions, Inc. (a)(b) 700 37,485
Smurfit Westrock plc (a)(b) 3,024 120,506
Snap, Inc., Class A *(a)(b) 9,370 43,102
Snowflake, Inc., Class A *(a)(b) 624 94,112
Sonoco Products Co. (a)(b) 771 41,703
Sotera Health Co. *(a) 1,870 26,816
SOUTHSTATE BANK Corp. (a) 459 42,467
Sprouts Farmers Market, Inc. *(a)
(b) 550 42,422
State Street Corp. (a) 144 18,225
STERIS plc (a)(b) 106 23,440
Stifel Financial Corp. (a) 1,779 131,504
Stryker Corp. (a) 256 84,119
Sunbelt Rentals Holdings, Inc. (2) 644 41,082
Synaptics, Inc. *(a)(b) 81 5,673
Synchrony Financial (a) 390 26,528
Tapestry, Inc. (a) 729 102,869
Target Corp. (a) 528 63,994
Taylor Morrison Home Corp., Class
A *(a) 537 31,275
TD SYNNEX Corp. (a)(b) 474 79,969
Tenet Healthcare Corp. *(a)(b) 347 65,482
Teradata Corp. *(a)(b) 434 11,123
Teradyne, Inc. (a) 180 53,363
Texas Capital Bancshares, Inc. *(a) 797 75,619
Texas Pacific Land Corp. (a)(b) 48 22,779
Texas Roadhouse, Inc., Class A (a)
(b) 350 57,799
Textron, Inc. (a)(b) 968 84,758
TJX Cos., Inc. (The) (a) 1,155 184,453
T-Mobile US, Inc. (a) 243 51,037
Toll Brothers, Inc. (a)(b) 407 55,543
Toro Co. (The) (a) 549 51,299
Trade Desk, Inc. (The), Class A *(a)
(b) 1,504 34,126
Tradeweb Markets, Inc., Class A (a) 230 27,062
TransUnion (a)(b) 407 28,160
Travel + Leisure Co. (a) 152 10,517
Travelers Cos., Inc. (The) (a) 357 104,130
INVESTMENTS SHARES VALUE ($)
United States - 114.0% (continued)
Trex Co., Inc. *(a)(b) 1,971 71,784
Truist Financial Corp. (a)(b) 1,498 68,863
Tyson Foods, Inc., Class A (a)(b) 2,753 176,384
UDR, Inc., REIT (a)(b) 1,092 36,888
Ulta Beauty, Inc. *(a) 23 12,022
Ultragenyx Pharmaceutical, Inc.
*(a)(b) 1,733 36,306
Union Pacific Corp. (a)(b) 256 62,111
United Airlines Holdings, Inc. *(a) 698 64,265
United Parcel Service, Inc., Class
B (a)(b) 729 71,719
United Therapeutics Corp. *(a) 114 67,600
Universal Health Services, Inc.,
Class B (a) 132 23,624
Valmont Industries, Inc. (a) 19 7,592
Ventas, Inc., REIT (a)(b) 1,388 113,511
VeriSign, Inc. (a)(b) 304 75,501
Versant Media Group, Inc. *(a) 1,129 41,796
Vertex Pharmaceuticals, Inc. *(a)(b) 48 21,434
Vertiv Holdings Co., Class A (a) 157 39,341
VF Corp. (a)(b) 645 10,959
Viatris, Inc. (a)(b) 2,805 37,896
Viking Holdings Ltd. *(a) 1,059 77,815
Vontier Corp. (a) 365 12,947
Walmart, Inc. (a)(b) 1,249 155,226
Watts Water Technologies, Inc.,
Class A (a) 79 22,933
Weatherford International plc (a)(b) 421 39,818
WESCO International, Inc. (a)(b) 159 43,506
West Pharmaceutical Services,
Inc. (a) 90 22,558
Western Digital Corp. (a)(b) 291 78,713
Westinghouse Air Brake
Technologies Corp. (a) 436 108,961
Woodward, Inc. (a) 81 28,992
Workday, Inc., Class A *(a)(b) 34 4,417
Xylem, Inc. (a)(b) 36 4,302
Zions Bancorp NA (a) 233 13,425
Zoetis, Inc., Class A (a) 158 18,677
Zoom Communications, Inc., Class
A *(a) 368 29,584
Zscaler, Inc. *(a)(b) 289 40,544
24,148,806
TOTAL COMMON STOCKS
(Cost $35,556,944) 40,129,553
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 1 .0%
U.S. Treasury Inflation-Linked Notes
1.88%, 7/15/2035 (2)(d)(e)
(Cost $202,034) $ 202,588 201,592
Cost: $202,034 $–

Schedule of Investments
March 31, 2026 (Unaudited)
AQR MS FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS
NO. OF
RIGHTS VALUE ($)
RIGHTS - 0.0%
Italy - 0 .0%
Telecom Italia SpA, expiring
4/1/2026 (2)*
(Cost $–) 43,969 –
SHARES
SHORT-TERM INVESTMENTS - 69.0%
INVESTMENT COMPANIES - 31 .2%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.52% (f)(g) 453,239 453,239
Limited Purpose Cash Investment
Fund, 3.65% (f) 6,145,531 6,145,531
TOTAL INVESTMENT COMPANIES
(Cost $6,598,645) 6,598,770
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 37 .8%
U.S. Treasury Bills
3.77%, 4/9/2026 (2)(h) $ 2,208,000 2,206,228
3.71%, 4/30/2026 (2)(h) 990,000 987,105
3.77%, 5/7/2026 (2)(h) 2,289,000 2,280,663
3.76%, 5/14/2026 (2)(h) 1,210,000 1,204,739
3.56%, 6/18/2026 (2)(h) 874,000 867,188
3.55%, 7/16/2026 (2)(h) 476,000 470,970
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $8,016,969) 8,016,893
TOTAL SHORT-TERM INVESTMENTS
(Cost $14,615,614) 14,615,663
NO. OF
CONTRACTS
PURCHASED OPTIONS - 0.2%
Put Option s - 0 .2%
Over-the-Counter
Equity Index Options - 0 .2%
S&P 500 Index
JPMC
Exercise Price: USD 6,500
Notional Amount:
USD 1,305,704
Expiration Date: 6/18/2026 (2) 2 44,519
NOTIONAL
AMOUNT
Interest Rate Swaptions - 0 .0% †
2-Year Interest Rate Swap,
Pays SOFR Quarterly,
Receives 3.23% Quarterly
JPMC
Exercise Rate: 3.23%
Expiration Date: 6/17/2026 (2) $ 2,161,845 4,023
TOTAL PURCHASED OPTIONS
(Cost $45,089) 48,542
TOTAL LONG POSITIONS
(Cost $50,419,681) 54,995,350
INVESTMENTS SHARES VALUE ($)
SHORT POSITIONS - (186.3)%
COMMON STOCKS - (185.5)%
Australia - ( 4 .8 ) %
Ampol Ltd. (2) (592) (13,731)
APA Group (2) (778) (5,359)
Atlas Arteria Ltd. (2) (7,356) (21,815)
Cleanaway Waste Management
Ltd. (2) (2,683) (4,249)
Cochlear Ltd. (2) (581) (68,367)
Commonwealth Bank of Australia
(2) (229) (26,817)
CSL Ltd. (2) (320) (31,430)
Domino's Pizza Enterprises Ltd. (2) (547) (6,195)
Dyno Nobel Ltd. (2) (4,907) (10,685)
Endeavour Group Ltd. (2) (6,532) (14,786)
IDP Education Ltd. (2) (2,581) (7,390)
Insurance Australia Group Ltd. (956) (4,841)
Liontown Ltd. (2) (33,044) (40,332)
Lynas Rare Earths Ltd. (2) (9,833) (133,508)
Macquarie Group Ltd. (2) (207) (29,406)
Medibank Pvt Ltd. (2) (4,600) (13,919)
New Hope Corp. Ltd. (2) (7,877) (32,178)
NEXTDC Ltd. (2) (4,749) (37,968)
PLS Group Ltd. (2) (14,890) (54,520)
Qantas Airways Ltd. (2) (3,908) (22,957)
Ramsay Health Care Ltd. (2) (1,375) (37,398)
REA Group Ltd. (2) (106) (11,613)
Reece Ltd. (2) (1,487) (13,837)
Rio Tinto plc (2) (78) (7,236)
Santos Ltd. (2) (13,780) (75,426)
SGH Ltd. (2) (992) (28,223)
Telix Pharmaceuticals Ltd. (2) (4,156) (39,790)
Transurban Group (2) (2,729) (26,621)
Treasury Wine Estates Ltd. (2) (27,282) (70,409)
Washington H Soul Pattinson & Co.
Ltd. (2) (1,393) (39,147)
WiseTech Global Ltd. (2) (1,679) (45,300)
Woolworths Group Ltd. (2) (1,336) (33,737)
(1,009,190)
Belgium - ( 0 .7 ) %
Anheuser-Busch InBev SA/NV (2) (81) (5,604)
D'ieteren Group (2) (263) (48,695)
Elia Group SA/NV (2) (51) (7,834)
Financiere de Tubize SA (2) (46) (11,411)
Lotus Bakeries NV (2) (1) (11,291)
UCB SA (2) (183) (55,137)
(139,972)
Brazil - ( 0 .3 ) %
MercadoLibre, Inc. (38) (65,703)
Canada - ( 5 .3 ) %
Alimentation Couche-Tard, Inc. (691) (39,167)
AtkinsRealis Group, Inc. (686) (44,136)
Barrick Mining Corp. (374) (15,284)
BCE, Inc. (728) (18,369)
Bombardier, Inc., Class B (220) (38,908)
Brookfield Asset Management Ltd.,
Class A (742) (32,990)
Brookfield Renewable Corp. (115) (4,583)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MS FUSION FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Canada - (5.3)% (continued)
CAE, Inc. (875) (22,782)
Cameco Corp. (274) (29,797)
Canadian Imperial Bank of
Commerce (489) (46,344)
Canadian Tire Corp. Ltd., Class A (337) (45,321)
Capstone Copper Corp. (2,977) (22,449)
CGI, Inc. (60) (4,386)
Descartes Systems Group, Inc.
(The) (75) (5,372)
Dollarama, Inc. (191) (23,441)
Element Fleet Management Corp. (422) (9,152)
Enbridge, Inc. (2,036) (110,369)
Equinox Gold Corp. (1,736) (25,071)
Finning International, Inc. (108) (6,683)
Gildan Activewear, Inc. (200) (11,138)
Hydro One Ltd. (c) (1,176) (48,567)
Keyera Corp. (1,322) (51,137)
Kinross Gold Corp. (1,385) (42,344)
Manulife Financial Corp. (130) (4,478)
National Bank of Canada (224) (28,986)
NexGen Energy Ltd. (945) (10,964)
Open Text Corp. (1,452) (32,357)
RB Global, Inc. (131) (12,563)
Restaurant Brands International,
Inc. (464) (34,336)
Rogers Communications, Inc.,
Class B (2,702) (103,916)
Shopify, Inc., Class A (232) (27,528)
TC Energy Corp. (2,386) (149,411)
Thomson Reuters Corp. (178) (16,066)
WSP Global, Inc. (80) (12,451)
(1,130,846)
Chile - ( 0 .1 ) %
Lundin Mining Corp. (1,190) (29,675)
China - ( 0 .1 ) %
Prosus NV (2) (280) (12,963)
Congo, Democratic Republic of the - ( 0 .1 ) %
Ivanhoe Mines Ltd., Class A (1,772) (15,146)
Denmark - ( 1 .9 ) %
Carlsberg A/S, Class B (583) (72,429)
Coloplast A/S, Class B (2) (70) (4,768)
Demant A/S (2) (1,228) (37,213)
DSV A/S (2) (477) (115,200)
NKT A/S (2) (68) (8,852)
Novo Nordisk A/S, Class B (2) (692) (25,323)
Novonesis Novozymes, Class B (2) (1,592) (94,583)
Tryg A/S (1,492) (35,562)
(393,930)
Finland - ( 0 .2 ) %
Kesko OYJ, Class B (2) (825) (18,322)
Metso OYJ (2) (358) (6,204)
Orion OYJ, Class B (2) (301) (24,329)
(48,855)
INVESTMENTS SHARES VALUE ($)
France - ( 5 .8 ) %
Accor SA (2) (1,314) (63,024)
Air Liquide SA (2) (481) (99,422)
Airbus SE (2) (188) (35,546)
AXA SA (2) (838) (38,507)
BioMerieux (2) (428) (45,725)
Bollore SE (2) (1,223) (6,993)
Capgemini SE (2) (427) (50,385)
Cie de Saint-Gobain SA (2) (776) (64,248)
Cie Generale des Etablissements
Michelin SCA (2) (1,943) (66,565)
Danone SA (2) (776) (62,008)
Dassault Systemes SE (2) (2,172) (43,971)
Engie SA (2) (4,113) (132,551)
EssilorLuxottica SA (2) (282) (65,713)
FDJ UNITED (2) (1,524) (44,850)
Getlink SE (2) (1,401) (30,232)
L'Oreal SA (2) (90) (36,746)
Pernod Ricard SA (2) (941) (69,975)
Publicis Groupe SA (2) (644) (53,304)
Remy Cointreau SA (2) (434) (18,767)
Sodexo SA (2) (948) (48,663)
SPIE SA (2) (1,653) (82,775)
Technip Energies NV (2) (486) (20,537)
Teleperformance SE (2) (472) (27,736)
Veolia Environnement SA (2) (370) (14,092)
(1,222,335)
Germany - ( 5 .0 ) %
BASF SE (2) (3,319) (204,420)
Bayerische Motoren Werke AG (2) (792) (73,265)
Beiersdorf AG (2) (251) (22,562)
Carl Zeiss Meditec AG (2) (209) (6,007)
CTS Eventim AG & Co. KGaA (2) (855) (50,078)
Deutsche Post AG (2) (593) (31,255)
Hannover Rueck SE (2) (122) (38,357)
Heidelberg Materials AG (2) (278) (58,668)
Hensoldt AG (2) (794) (70,468)
HOCHTIEF AG (2) (29) (13,191)
Infineon Technologies AG (2) (1,891) (85,787)
Merck KGaA (2) (447) (56,793)
MTU Aero Engines AG (2) (243) (88,651)
RENK Group AG (2) (455) (27,196)
SAP SE (2) (421) (71,773)
Siemens AG (Registered) (2) (288) (70,167)
Symrise AG, Class A (2) (501) (42,781)
TeamViewer SE (2)(c) (3,560) (18,454)
Zalando SE (2)(c) (1,509) (36,866)
(1,066,739)
Italy - ( 3 .2 ) %
Azimut Holding SpA (2) (1,053) (40,011)
Banca Monte dei Paschi di Siena
SpA (2) (5,631) (49,133)
BPER Banca SpA (2) (12,901) (169,071)
Brunello Cucinelli SpA (2) (474) (41,425)
Coca-Cola HBC AG (2) (697) (39,261)
DiaSorin SpA (2) (164) (11,490)
ERG SpA (2) (384) (9,804)
Ferrari NV (2) (266) (90,255)

Schedule of Investments
March 31, 2026 (Unaudited)
AQR MS FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Italy - (3.2)% (continued)
Infrastrutture Wireless Italiane SpA
(2)(c) (1,896) (15,131)
Italgas SpA (2) (7,402) (86,226)
Technoprobe SpA (2) (1,020) (17,094)
Terna - Rete Elettrica Nazionale (2) (5,466) (62,517)
Unipol Assicurazioni SpA (2) (2,248) (52,221)
(683,639)
Ivory Coast - ( 0 .0 ) % †
Endeavour Mining plc (2) (158) (9,519)
Japan - ( 25 .0 ) %
ABC-Mart, Inc. (300) (4,774)
Aeon Co. Ltd. (2) (3,100) (37,063)
Asics Corp. (2) (2,300) (61,836)
Azbil Corp. (2) (4,200) (36,698)
Bandai Namco Holdings, Inc. (2) (400) (9,868)
Bridgestone Corp. (2) (2,000) (41,677)
Capcom Co. Ltd. (2) (2,700) (57,056)
Chiba Bank Ltd. (The) (2) (10,500) (135,917)
Chugai Pharmaceutical Co. Ltd. (2) (1,600) (88,238)
CyberAgent, Inc. (2) (1,900) (16,255)
Daifuku Co. Ltd. (2) (1,000) (35,309)
Daikin Industries Ltd. (2) (200) (23,989)
Daiwa Securities Group, Inc. (2) (5,900) (55,905)
Disco Corp. (2) (100) (40,758)
East Japan Railway Co. (2) (1,800) (41,169)
Ebara Corp. (2) (4,500) (127,387)
Fuji Electric Co. Ltd. (2) (1,100) (77,057)
FUJIFILM Holdings Corp. (2) (1,200) (22,867)
Fujikura Ltd. (2) (600) (16,501)
Hankyu Hanshin Holdings, Inc. (2) (900) (26,024)
Hikari Tsushin, Inc. (2) (200) (50,882)
Hirose Electric Co. Ltd. (2) (300) (39,274)
Hitachi Construction Machinery Co.
Ltd. (2) (1,700) (58,373)
Hitachi Ltd. (2) (900) (26,402)
Ibiden Co. Ltd. (2) (2,100) (105,085)
Idemitsu Kosan Co. Ltd. (2) (700) (6,872)
IHI Corp. (2) (5,000) (103,165)
Inpex Corp. (2) (2,700) (79,865)
Isuzu Motors Ltd. (2) (3,200) (46,082)
ITOCHU Corp. (2) (7,500) (95,404)
Japan Post Insurance Co. Ltd. (2) (3,300) (33,282)
Kansai Electric Power Co., Inc.
(The) (2) (2,800) (46,553)
Kawasaki Heavy Industries Ltd. (2) (4,500) (84,632)
Kawasaki Kisen Kaisha Ltd. (2) (500) (8,445)
KDDI Corp. (2) (3,600) (61,296)
Keyence Corp. (2) (200) (71,181)
Kikkoman Corp. (2) (4,700) (42,670)
Kinden Corp. (2) (300) (13,497)
Kioxia Holdings Corp. (2) (100) (13,060)
Kokusai Electric Corp. (2) (1,200) (40,578)
Konami Group Corp. (2) (400) (49,291)
Kubota Corp. (2) (6,000) (96,151)
Kyocera Corp. (2) (1,600) (24,534)
Kyowa Kirin Co. Ltd. (2) (300) (4,910)
Lasertec Corp. (2) (600) (133,543)
M3, Inc. (2) (11,400) (117,014)
INVESTMENTS SHARES VALUE ($)
Japan - (25.0)% (continued)
Makita Corp. (2) (1,500) (49,300)
McDonald's Holdings Co. Japan
Ltd. (2) (100) (5,227)
Mebuki Financial Group, Inc. (2) (900) (7,019)
MEIJI Holdings Co. Ltd. (2) (2,000) (48,775)
Mitsubishi HC Capital, Inc. (2) (9,700) (87,039)
Mitsubishi Heavy Industries Ltd. (2) (1,700) (46,710)
Mitsui & Co. Ltd. (2) (1,700) (65,710)
Mitsui Kinzoku Co. Ltd. (2) (400) (75,874)
MonotaRO Co. Ltd. (2) (5,000) (54,198)
MS&AD Insurance Group Holdings,
Inc. (2) (700) (18,267)
NIDEC Corp. (2) (800) (10,159)
Nintendo Co. Ltd. (2) (1,200) (68,503)
Nippon Paint Holdings Co. Ltd. (2) (12,000) (75,247)
Nippon Sanso Holdings Corp. (2) (3,900) (138,287)
Nissan Motor Co. Ltd. (2) (6,000) (13,004)
Nissin Foods Holdings Co. Ltd. (2) (2,900) (55,041)
Nitori Holdings Co. Ltd. (2) (1,500) (23,831)
Nitto Denko Corp. (2) (3,100) (62,013)
Nomura Research Institute Ltd. (2) (2,900) (79,366)
NTT, Inc. (2) (71,800) (71,834)
Olympus Corp. (2) (13,500) (128,619)
Oriental Land Co. Ltd. (2) (4,700) (79,993)
Osaka Gas Co. Ltd. (2) (400) (16,202)
Otsuka Holdings Co. Ltd. (2) (100) (7,097)
Pan Pacific International Holdings
Corp. (2) (2,000) (12,201)
Rakuten Bank Ltd. (2) (1,500) (54,840)
Ricoh Co. Ltd. (2) (1,300) (10,990)
Ryohin Keikaku Co. Ltd. (2) (3,000) (64,019)
Sanrio Co. Ltd. (2) (10,000) (62,173)
SCREEN Holdings Co. Ltd. (2) (2,200) (131,067)
Secom Co. Ltd. (2) (200) (7,618)
Seibu Holdings, Inc. (2) (500) (13,969)
Sekisui House Ltd. (2) (3,600) (80,665)
SG Holdings Co. Ltd. (5,300) (49,375)
Shimano, Inc. (2) (200) (20,881)
Skylark Holdings Co. Ltd. (2) (300) (6,467)
SoftBank Group Corp. (2) (4,000) (97,399)
Sumitomo Forestry Co. Ltd. (2) (1,800) (16,378)
Sumitomo Mitsui Financial Group,
Inc. (2) (3,400) (111,793)
Suntory Beverage & Food Ltd. (2) (1,000) (28,240)
Suzuki Motor Corp. (2) (7,900) (96,291)
T&D Holdings, Inc. (2) (1,800) (46,106)
Taisei Corp. (2) (400) (41,441)
Takeda Pharmaceutical Co. Ltd. (2) (700) (25,780)
TDK Corp. (2) (3,100) (40,270)
TIS, Inc. (2) (1,500) (32,072)
Toei Animation Co. Ltd. (2) (400) (6,585)
Toho Co. Ltd. (5,800) (60,922)
Tokio Marine Holdings, Inc. (2) (900) (42,247)
Tokyo Ohka Kogyo Co. Ltd. (2) (100) (4,894)
Toray Industries, Inc. (2) (1,500) (10,684)
Toyo Suisan Kaisha Ltd. (2) (700) (49,228)
Toyota Industries Corp. (2) (495) (64,013)
Trend Micro, Inc. (2) (1,400) (46,671)
Yakult Honsha Co. Ltd. (2) (3,100) (51,873)
Yamaha Motor Co. Ltd. (2) (18,000) (130,039)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MS FUSION FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (25.0)% (continued)
Yaskawa Electric Corp. (2) (1,000) (26,412)
Yokohama Rubber Co. Ltd. (The)
(2) (400) (15,347)
ZOZO, Inc. (2) (1,000) (7,003)
(5,261,657)
Kazakhstan - ( 0 .1 ) %
Freedom Holding Corp. (176) (25,499)
Luxembourg - ( 0 .7 ) %
ArcelorMittal SA (2) (2,347) (121,719)
CVC Capital Partners plc (2)(c) (2,255) (29,440)
(151,159)
Mexico - ( 0 .1 ) %
Fresnillo plc (2) (676) (29,964)
Netherlands - ( 0 .9 ) %
Adyen NV (2)(c) (66) (66,056)
Arcadis NV (2) (161) (5,151)
Koninklijke Ahold Delhaize NV (1,190) (55,417)
Koninklijke Vopak NV (2) (335) (18,132)
Universal Music Group NV (2) (2,246) (43,597)
(188,353)
Norway - ( 0 .9 ) %
Aker BP ASA (2) (2,284) (84,437)
DNB Bank ASA (2) (2,207) (69,054)
Equinor ASA (2) (109) (4,644)
Frontline plc (2) (586) (20,589)
Orkla ASA (2) (1,315) (16,549)
(195,273)
Portugal - ( 0 .2 ) %
Jeronimo Martins SGPS SA (2) (2,019) (48,277)
Singapore - ( 0 .8 ) %
CapitaLand Investment Ltd. (2) (3,600) (7,663)
Grab Holdings Ltd., Class A (18,148) (66,422)
Keppel Ltd. (2) (1,900) (17,503)
Singapore Airlines Ltd. (2) (2,700) (13,923)
Singapore Technologies
Engineering Ltd. (2) (2,000) (16,974)
STMicroelectronics NV (2) (1,292) (43,965)
(166,450)
South Africa - ( 0 .2 ) %
Anglo American plc (2) (1,182) (50,750)
South Korea - ( 0 .1 ) %
Delivery Hero SE (2)(c) (1,234) (22,929)
Spain - ( 2 .0 ) %
Acciona SA (2) (148) (38,918)
Amadeus IT Group SA (2) (524) (29,963)
Banco Santander SA (2) (4,471) (50,123)
CaixaBank SA (2) (4,619) (55,371)
Endesa SA (1,791) (74,690)
Indra Sistemas SA (2) (1,398) (78,135)
Redeia Corp. SA (2) (2,537) (43,003)
Telefonica SA (2) (11,357) (49,693)
(419,896)
INVESTMENTS SHARES VALUE ($)
Sweden - ( 2 .7 ) %
AAK AB (2) (1,242) (31,985)
AddTech AB, Class B (2) (727) (24,947)
Assa Abloy AB, Class B (2) (1,569) (56,716)
Atlas Copco AB, Class A (2) (7,758) (136,905)
EQT AB (2) (198) (6,143)
Getinge AB, Class B (2) (733) (14,797)
Hexagon AB, Class B (2) (8,719) (84,855)
Lifco AB, Class B (2) (749) (22,659)
Nibe Industrier AB, Class B (2) (2,094) (8,750)
Nordnet AB publ (2) (231) (7,522)
Saab AB, Class B (2) (886) (57,988)
Securitas AB, Class B (2) (509) (8,525)
Skandinaviska Enskilda Banken AB,
Class A (2) (2,366) (43,721)
SSAB AB, Class B (2) (2,024) (15,955)
Svenska Cellulosa AB SCA, Class
B (2) (3,017) (34,980)
Trelleborg AB, Class B (2) (143) (5,348)
(561,796)
Switzerland - ( 5 .0 ) %
Bachem Holding AG, Class B (2) (334) (27,560)
Banque Cantonale Vaudoise
(Registered) (2) (165) (26,836)
Barry Callebaut AG (Registered) (2) (5) (8,793)
Belimo Holding AG (Registered) (2) (63) (51,165)
Chocoladefabriken Lindt &
Spruengli AG (2) (1) (14,042)
Cie Financiere Richemont SA
(Registered) (2) (400) (70,626)
EMS-Chemie Holding AG
(Registered) (2) (14) (11,008)
Galderma Group AG (2) (192) (37,734)
Georg Fischer AG (Registered) (2) (609) (31,418)
Helvetia Baloise Holding AG (2) (51) (13,199)
Lonza Group AG (Registered) (2) (132) (84,680)
Partners Group Holding AG (2) (189) (203,713)
Sandoz Group AG (2) (1,240) (97,155)
Schindler Holding AG (2) (22) (7,247)
SIG Group AG (2) (354) (5,307)
Sika AG (Registered) (2) (50) (8,276)
Sonova Holding AG (Registered) (2) (56) (12,769)
Straumann Holding AG (Registered)
(2) (426) (44,569)
Sulzer AG (Registered) (2) (23) (4,822)
Swatch Group AG (The) (2) (88) (19,427)
Swiss Life Holding AG (Registered)
(2) (78) (84,959)
Swisscom AG (Registered) (2) (191) (160,281)
Tecan Group AG (Registered) (2) (79) (13,447)
Temenos AG (Registered) (2) (65) (5,697)
VAT Group AG (2)(c) (18) (11,229)
Ypsomed Holding AG (Registered)
(2) (30) (10,517)
(1,066,476)
United Kingdom - ( 7 .3 ) %
Aberdeen Group plc (2) (2,043) (5,176)
Associated British Foods plc (2) (4,986) (124,811)
AstraZeneca plc (2) (399) (78,020)

Schedule of Investments
March 31, 2026 (Unaudited)
AQR MS FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (7.3)% (continued)
Autotrader Group plc (2)(c) (3,205) (20,060)
Aviva plc (2) (16,189) (129,923)
B&M European Value Retail plc (2) (12,243) (27,492)
Babcock International Group plc (2) (4,462) (69,271)
BAE Systems plc (2) (1,501) (44,007)
Bellway plc (2) (466) (11,460)
British American Tobacco plc (2) (765) (44,415)
BT Group plc (2) (44,607) (125,014)
Bunzl plc (2) (2,673) (80,472)
Convatec Group plc (2)(c) (5,781) (16,675)
DCC plc (2) (223) (13,812)
Diageo plc (2) (628) (11,679)
IMI plc (2) (350) (11,907)
J Sainsbury plc (19,990) (89,695)
Legal & General Group plc (2) (8,295) (27,260)
M&G plc (2) (6,810) (24,737)
Man Group plc (2) (1,311) (4,414)
Marks & Spencer Group plc (2) (13,147) (59,237)
National Grid plc (2) (2,971) (50,151)
Pearson plc (2) (2,219) (29,255)
Severn Trent plc (2) (254) (10,417)
Smith & Nephew plc (2) (2,073) (32,845)
Smiths Group plc (2) (497) (15,167)
SSE plc (2) (6,418) (221,861)
Standard Chartered plc (2) (2,343) (48,828)
Tate & Lyle plc (2,645) (12,673)
Unilever plc (2) (86) (4,721)
Weir Group plc (The) (2) (1,158) (43,428)
Whitbread plc (2) (918) (28,224)
Wise plc, Class A (2) (2,812) (33,863)
(1,550,970)
United States - ( 112 .0 ) %
A O Smith Corp. (1,215) (80,117)
AAON, Inc. (502) (41,541)
Abbott Laboratories (1,702) (174,743)
AbbVie, Inc. (943) (205,092)
Acadia Healthcare Co., Inc. (3,900) (91,221)
Acerinox SA (2) (830) (11,604)
Advanced Micro Devices, Inc. (223) (45,365)
AECOM (467) (39,611)
Aegon Ltd. (2) (4,174) (30,525)
AeroVironment, Inc. (190) (34,780)
AES Corp. (The) (312) (4,396)
Affirm Holdings, Inc., Class A (475) (21,765)
Aflac, Inc. (599) (65,716)
Agree Realty Corp., REIT (62) (4,674)
Air Products and Chemicals, Inc. (369) (107,191)
Alaska Air Group, Inc. (1,548) (56,935)
Albertsons Cos., Inc., Class A (2,741) (46,707)
Allegion plc (114) (16,563)
Alliant Energy Corp. (701) (50,304)
Allstate Corp. (The) (171) (35,455)
Ally Financial, Inc. (909) (35,660)
Alphabet, Inc., Class A (122) (35,082)
Altria Group, Inc. (1,313) (86,645)
Amcor plc (1,001) (39,790)
Amentum Holdings, Inc. (1,104) (28,792)
American Healthcare REIT, Inc.,
REIT (1,863) (87,859)
INVESTMENTS SHARES VALUE ($)
United States - (112.0)% (continued)
American Homes 4 Rent, Class A,
REIT (770) (21,498)
American International Group, Inc. (61) (4,590)
Americold Realty Trust, Inc., REIT (4,838) (55,443)
Amgen, Inc. (155) (54,537)
Amkor Technology, Inc. (181) (8,150)
APA Corp. (105) (4,456)
Apellis Pharmaceuticals, Inc. (2,432) (97,839)
API Group Corp. (1,194) (48,381)
Apollo Global Management, Inc. (429) (47,799)
Appfolio, Inc., Class A (111) (17,518)
Apple, Inc. (754) (191,357)
Applied Materials, Inc. (147) (50,243)
AppLovin Corp., Class A (166) (66,068)
Aptiv plc (400) (27,776)
Archer-Daniels-Midland Co. (224) (16,283)
Ares Capital Corp. (7,401) (133,366)
Arrowhead Pharmaceuticals, Inc. (936) (58,687)
Arthur J Gallagher & Co. (591) (127,999)
Associated Banc-Corp. (2,883) (74,554)
Assurant, Inc. (135) (29,404)
Assured Guaranty Ltd. (171) (13,933)
AST SpaceMobile, Inc. (723) (59,915)
Astera Labs, Inc. (738) (80,885)
AT&T, Inc. (1,922) (55,719)
Aurora Innovation, Inc. (8,340) (34,361)
Automatic Data Processing, Inc. (131) (26,617)
AvalonBay Communities, Inc., REIT (402) (65,667)
Avantor, Inc. (910) (7,134)
Avery Dennison Corp. (192) (33,155)
Avient Corp. (598) (21,707)
Avis Budget Group, Inc. (1,188) (173,269)
Axon Enterprise, Inc. (81) (34,400)
Bank OZK (1,447) (66,403)
Baxter International, Inc. (1,339) (22,495)
Belden, Inc. (247) (28,363)
Bentley Systems, Inc., Class B (3,871) (135,950)
BILL Holdings, Inc. (931) (35,657)
Bio-Rad Laboratories, Inc., Class A (240) (66,900)
Bio-Techne Corp. (1,249) (65,273)
BJ's Wholesale Club Holdings, Inc. (338) (33,266)
Black Hills Corp. (692) (48,032)
Blackstone Secured Lending Fund (2,750) (65,148)
Blackstone, Inc. (427) (49,101)
Bloom Energy Corp., Class A (253) (34,279)
Blue Owl Capital Corp. (7,036) (77,818)
BOK Financial Corp. (517) (66,207)
Booz Allen Hamilton Holding Corp.,
Class A (265) (20,678)
Boston Scientific Corp. (259) (16,252)
Brixmor Property Group, Inc., REIT (1,776) (51,149)
Brown & Brown, Inc. (1,027) (66,971)
Brown-Forman Corp., Class B (495) (13,088)
Builders FirstSource, Inc. (770) (63,394)
BWX Technologies, Inc. (165) (33,741)
BXP, Inc., REIT (275) (14,273)
Cabot Corp. (516) (38,860)
Cadence Design Systems, Inc. (472) (131,155)
Campbell's Co. (The) (1,177) (26,212)
Cardinal Health, Inc. (295) (62,336)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MS FUSION FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (112.0)% (continued)
Carlyle Secured Lending, Inc. (760) (8,314)
Carvana Co., Class A (219) (68,849)
Caterpillar, Inc. (94) (66,595)
Cava Group, Inc. (731) (59,138)
Cboe Global Markets, Inc. (105) (29,512)
CBRE Group, Inc., Class A (809) (109,587)
Celanese Corp., Class A (1,121) (73,728)
Celsius Holdings, Inc. (373) (13,234)
Cencora, Inc. (354) (111,206)
CenterPoint Energy, Inc. (2,105) (90,852)
Certara, Inc. (5,663) (32,279)
CF Industries Holdings, Inc. (663) (86,084)
CH Robinson Worldwide, Inc. (456) (75,728)
Charles River Laboratories
International, Inc. (306) (52,785)
Charles Schwab Corp. (The) (1,134) (106,573)
Cheniere Energy, Inc. (329) (93,357)
Choice Hotels International, Inc. (621) (64,274)
Churchill Downs, Inc. (246) (22,098)
Cincinnati Financial Corp. (68) (10,700)
Cintas Corp. (363) (61,398)
Cirrus Logic, Inc. (349) (50,472)
Cisco Systems, Inc. (468) (36,312)
Clarivate plc (10,874) (27,511)
Cleveland-Cliffs, Inc. (6,838) (57,781)
CME Group, Inc. (116) (34,261)
CMS Energy Corp. (57) (4,422)
CNX Resources Corp. (907) (34,965)
Coca-Cola Co. (The) (1,484) (112,858)
Coinbase Global, Inc., Class A (540) (94,289)
Colgate-Palmolive Co. (337) (28,723)
Comcast Corp., Class A (1,842) (52,884)
Constellation Brands, Inc., Class A (234) (35,100)
Constellation Energy Corp. (195) (54,454)
Corcept Therapeutics, Inc. (289) (11,650)
Corebridge Financial, Inc. (293) (6,991)
Corning, Inc. (392) (53,300)
Costco Wholesale Corp. (20) (19,929)
Coty, Inc., Class A (6,335) (12,733)
Cousins Properties, Inc., REIT (747) (16,860)
Crane NXT Co. (1,820) (73,874)
Credit Acceptance Corp. (90) (38,111)
CRH plc (1,048) (110,166)
Crowdstrike Holdings, Inc., Class A (58) (22,644)
Crown Castle, Inc., REIT (365) (29,678)
CSX Corp. (3,132) (128,569)
CubeSmart, REIT (2,723) (99,798)
CVS Health Corp. (895) (64,279)
Cytokinetics, Inc. (1,103) (72,699)
Deere & Co. (8) (4,506)
DENTSPLY SIRONA, Inc. (3,056) (35,450)
Devon Energy Corp. (3,391) (170,634)
Diamondback Energy, Inc. (22) (4,351)
Dick's Sporting Goods, Inc. (491) (97,360)
Digital Realty Trust, Inc., REIT (487) (87,762)
Dillard's, Inc., Class A (40) (22,884)
Dollar Tree, Inc. (351) (38,438)
Dominion Energy, Inc. (951) (58,791)
Domino's Pizza, Inc. (45) (16,146)
Donaldson Co., Inc. (648) (54,996)
INVESTMENTS SHARES VALUE ($)
United States - (112.0)% (continued)
DoorDash, Inc., Class A (258) (38,739)
Doximity, Inc., Class A (811) (18,896)
Dropbox, Inc., Class A (2,250) (51,120)
Duke Energy Corp. (1,059) (138,665)
Dutch Bros, Inc., Class A (1,884) (95,443)
DXC Technology Co. (1,957) (24,599)
Dycom Industries, Inc. (263) (89,110)
Dynatrace, Inc. (433) (16,012)
EastGroup Properties, Inc., REIT (24) (4,442)
Eastman Chemical Co. (286) (21,828)
eBay, Inc. (777) (70,723)
EchoStar Corp., Class A (388) (45,423)
Elanco Animal Health, Inc. (1,924) (46,041)
Entergy Corp. (223) (25,056)
EQT Corp. (195) (12,410)
Equitable Holdings, Inc. (1,099) (40,784)
Equity LifeStyle Properties, Inc.,
REIT (1,360) (84,891)
Erie Indemnity Co., Class A (158) (39,707)
Essent Group Ltd. (620) (36,233)
Essex Property Trust, Inc., REIT (95) (22,990)
Estee Lauder Cos., Inc. (The),
Class A (61) (4,378)
Euronet Worldwide, Inc. (362) (24,026)
Evergy, Inc. (927) (75,940)
Everus Construction Group, Inc. (63) (7,438)
Exelon Corp. (2,557) (125,344)
Expand Energy Corp. (444) (48,742)
Expeditors International of
Washington, Inc. (903) (129,337)
Experian plc (2) (285) (9,859)
F5, Inc. (199) (57,577)
Fair Isaac Corp. (11) (11,743)
Fastenal Co. (97) (4,501)
Ferrovial SE (2) (486) (31,617)
Fifth Third Bancorp (4,538) (210,834)
First Citizens BancShares, Inc.,
Class A (14) (26,385)
First Financial Bankshares, Inc. (339) (9,984)
Flagstar Bank NA (1,511) (19,900)
Flex Ltd. (501) (32,795)
Floor & Decor Holdings, Inc., Class
A (1,413) (71,780)
Flowers Foods, Inc. (587) (4,784)
Flutter Entertainment plc (397) (40,474)
FMC Corp. (381) (6,561)
Fortive Corp. (1,573) (86,955)
Fox Corp., Class A (826) (48,238)
Freshpet, Inc. (231) (13,620)
FS KKR Capital Corp. (3,637) (37,025)
GCI Liberty, Inc., Class C (406) (15,107)
GE HealthCare Technologies, Inc. (959) (68,262)
Gen Digital, Inc. (2,742) (51,632)
Generac Holdings, Inc. (94) (18,361)
Gentex Corp. (197) (4,304)
Genuine Parts Co. (515) (54,461)
Gilead Sciences, Inc. (541) (75,399)
Globant SA (765) (35,274)
Goldman Sachs BDC, Inc. (1,575) (13,986)
Goldman Sachs Group, Inc. (The) (50) (42,300)

Schedule of Investments
March 31, 2026 (Unaudited)
AQR MS FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (112.0)% (continued)
Golub Capital BDC, Inc. (2,519) (31,891)
Graco, Inc. (141) (11,936)
GXO Logistics, Inc. (527) (27,325)
Haleon plc (2) (13,892) (68,751)
Halliburton Co. (161) (6,277)
Hamilton Lane, Inc., Class A (496) (49,302)
Hancock Whitney Corp. (1,052) (66,897)
Hanover Insurance Group, Inc.
(The) (59) (10,228)
Harley-Davidson, Inc. (3,657) (73,945)
HCA Healthcare, Inc. (34) (16,090)
Healthcare Realty Trust, Inc., REIT (1,023) (17,381)
Healthpeak Properties, Inc., REIT (3,496) (57,439)
Hecla Mining Co. (1,593) (29,678)
HEICO Corp. (195) (53,469)
Henry Schein, Inc. (151) (11,129)
Hewlett Packard Enterprise Co. (2,294) (54,620)
Hexcel Corp. (449) (36,338)
HF Sinclair Corp. (70) (4,367)
Highwoods Properties, Inc., REIT (1,034) (22,138)
Hims & Hers Health, Inc. (2,653) (55,076)
Home BancShares, Inc. (1,949) (52,487)
Home Depot, Inc. (The) (750) (246,667)
Hormel Foods Corp. (2,665) (60,362)
Howard Hughes Holdings, Inc. (68) (4,302)
Howmet Aerospace, Inc. (128) (29,499)
Hubbell, Inc., Class B (101) (49,565)
Huntington Bancshares, Inc. (5,283) (82,679)
Hyatt Hotels Corp., Class A (1,115) (160,326)
IDEX Corp. (23) (4,360)
IDEXX Laboratories, Inc. (124) (69,674)
Independence Realty Trust, Inc.,
REIT (3,173) (47,246)
Ingersoll Rand, Inc. (1,497) (119,940)
Insmed, Inc. (228) (37,283)
Inspire Medical Systems, Inc. (84) (4,333)
Intel Corp. (415) (18,314)
International Business Machines
Corp. (345) (83,625)
International Paper Co. (2,243) (80,075)
Intuit, Inc. (66) (28,537)
Intuitive Surgical, Inc. (43) (19,823)
Ionis Pharmaceuticals, Inc. (677) (50,836)
IonQ, Inc. (1,592) (45,897)
IPG Photonics Corp. (35) (4,011)
Iridium Communications, Inc. (1,086) (30,126)
Jabil, Inc. (168) (44,626)
Jack Henry & Associates, Inc. (75) (11,853)
James Hardie Industries plc, ADR (1,385) (26,232)
James Hardie Industries plc,
CHESS (2) (1,248) (23,014)
Johnson & Johnson (952) (232,706)
JPMorgan Chase & Co. (567) (166,789)
Kemper Corp. (140) (4,278)
KeyCorp (2,729) (54,716)
Keysight Technologies, Inc. (61) (17,225)
Kilroy Realty Corp., REIT (1,754) (49,480)
Kimberly-Clark Corp. (748) (72,160)
Kinsale Capital Group, Inc. (129) (44,074)
Kite Realty Group Trust, REIT (1,965) (48,241)
INVESTMENTS SHARES VALUE ($)
United States - (112.0)% (continued)
Kraft Heinz Co. (The) (2,584) (58,114)
Kratos Defense & Security
Solutions, Inc. (778) (54,857)
Kroger Co. (The) (1,137) (82,273)
L3Harris Technologies, Inc. (395) (136,334)
Labcorp Holdings, Inc. (363) (96,852)
Lantheus Holdings, Inc. (434) (32,919)
Lear Corp. (113) (13,682)
Lennar Corp., Class A (372) (32,304)
Lennox International, Inc. (10) (4,641)
Liberty Media Corp-Liberty Formula
One, Class A (286) (22,331)
Lincoln National Corp. (2,500) (88,750)
Linde plc (10) (4,958)
Lithia Motors, Inc., Class A (123) (30,716)
Live Nation Entertainment, Inc. (465) (70,917)
LKQ Corp. (797) (23,408)
Loar Holdings, Inc. (910) (52,134)
Loews Corp. (963) (102,791)
LPL Financial Holdings, Inc. (451) (135,674)
Lululemon Athletica, Inc. (104) (15,922)
M&T Bank Corp. (669) (138,296)
MACOM Technology Solutions
Holdings, Inc. (353) (78,391)
Madison Square Garden Sports
Corp., Class A (56) (17,998)
ManpowerGroup, Inc. (518) (15,260)
Maplebear, Inc. (883) (33,077)
Marathon Petroleum Corp. (484) (118,183)
Markel Group, Inc. (14) (26,797)
Marriott International, Inc., Class A (127) (41,538)
Martin Marietta Materials, Inc. (94) (55,336)
Marvell Technology, Inc. (198) (19,612)
Marzetti Co. (The) (44) (6,087)
Masco Corp. (448) (27,046)
Mastercard, Inc., Class A (99) (49,466)
Maximus, Inc. (658) (42,178)
McCormick & Co., Inc. (Non-Voting) (83) (4,187)
McDonald's Corp. (310) (96,345)
MDU Resources Group, Inc. (2,447) (50,702)
Meta Platforms, Inc., Class A (155) (88,680)
Mid-America Apartment
Communities, Inc., REIT (180) (21,982)
Millrose Properties, Inc., Class A,
REIT (1,304) (36,512)
MKS, Inc. (62) (14,248)
Molson Coors Beverage Co., Class
B (510) (21,961)
Mondelez International, Inc., Class
A (1,677) (96,662)
Moody's Corp. (137) (59,766)
Morgan Stanley (343) (56,448)
Motorola Solutions, Inc. (104) (45,133)
MP Materials Corp. (416) (20,076)
MSC Industrial Direct Co., Inc.,
Class A (204) (18,823)
Murphy Oil Corp. (1,246) (51,398)
National Storage Affiliates Trust,
REIT (962) (36,306)
nCino, Inc. (1,969) (29,496)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MS FUSION FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (112.0)% (continued)
NetApp, Inc. (641) (65,632)
Netflix, Inc. (980) (94,227)
New Jersey Resources Corp. (111) (6,096)
New Mountain Finance Corp. (1,037) (8,047)
NewMarket Corp. (42) (26,920)
NextEra Energy, Inc. (823) (76,440)
Nextpower, Inc., Class A (245) (29,535)
NIKE, Inc., Class B (2,106) (111,239)
NNN REIT, Inc., REIT (107) (4,497)
Northern Trust Corp. (138) (19,261)
Northrop Grumman Corp. (150) (102,336)
Norwegian Cruise Line Holdings
Ltd. (1,950) (36,465)
NOV, Inc. (2,079) (39,106)
Novanta, Inc. (72) (8,504)
NRG Energy, Inc. (197) (28,790)
NVR, Inc. (4) (26,359)
Oaktree Specialty Lending Corp. (1,043) (11,786)
Oklo, Inc. (1,256) (62,285)
Okta, Inc., Class A (479) (37,702)
Olin Corp. (1,501) (44,625)
ONEOK, Inc. (150) (13,559)
Option Care Health, Inc. (3,132) (84,313)
O'Reilly Automotive, Inc. (491) (45,324)
Organon & Co. (2,592) (15,526)
Ormat Technologies, Inc. (756) (84,612)
Oshkosh Corp. (30) (4,416)
Palo Alto Networks, Inc. (716) (114,789)
Parker-Hannifin Corp. (187) (167,410)
Parsons Corp. (401) (21,722)
Paychex, Inc. (671) (61,813)
Paycom Software, Inc. (266) (32,330)
Pegasystems, Inc. (983) (41,836)
Penske Automotive Group, Inc. (85) (12,709)
Performance Food Group Co. (465) (39,832)
Permian Resources Corp., Class A (211) (4,499)
Perrigo Co. plc (2,954) (31,726)
Pfizer, Inc. (1,476) (41,446)
Planet Fitness, Inc., Class A (325) (24,174)
Pool Corp. (198) (40,061)
Post Holdings, Inc. (45) (4,449)
PPG Industries, Inc. (384) (41,042)
PPL Corp. (2,836) (108,335)
Primerica, Inc. (20) (5,010)
Procter & Gamble Co. (The) (497) (71,787)
PTC, Inc. (209) (29,780)
Public Service Enterprise Group,
Inc. (448) (36,266)
Public Storage, REIT (191) (51,738)
PulteGroup, Inc. (43) (5,057)
PVH Corp. (681) (47,507)
QIAGEN NV (2) (954) (38,646)
Qnity Electronics, Inc. (235) (27,114)
Qualys, Inc. (107) (9,400)
Quanta Services, Inc. (25) (13,726)
QuantumScape Corp. (9,378) (59,832)
Quest Diagnostics, Inc. (211) (41,352)
QXO, Inc. (4,151) (80,612)
Ralliant Corp. (448) (18,632)
Range Resources Corp. (1,847) (83,447)
INVESTMENTS SHARES VALUE ($)
United States - (112.0)% (continued)
Rayonier, Inc., REIT (3,119) (64,314)
Realty Income Corp., REIT (343) (20,985)
Reddit, Inc., Class A (136) (18,312)
Regal Rexnord Corp. (297) (55,616)
Regency Centers Corp., REIT (243) (18,385)
Regions Financial Corp. (3,428) (89,539)
Repligen Corp. (350) (41,237)
Republic Services, Inc., Class A (528) (115,643)
ResMed, Inc. (253) (56,793)
Revolution Medicines, Inc. (642) (62,435)
Revvity, Inc. (244) (21,377)
Rexford Industrial Realty, Inc., REIT (792) (25,922)
RH (312) (43,624)
Rivian Automotive, Inc., Class A (1,573) (23,674)
RLI Corp. (610) (34,794)
Robinhood Markets, Inc., Class A (747) (51,767)
Rocket Lab Corp. (489) (31,404)
Rockwell Automation, Inc. (82) (29,428)
Rollins, Inc. (823) (43,956)
Royal Gold, Inc. (124) (31,557)
RTX Corp. (347) (66,936)
Ryan Specialty Holdings, Inc.,
Class A (1,007) (33,976)
SBA Communications Corp., REIT (59) (10,154)
Schneider Electric SE (2) (155) (42,219)
Scotts Miracle-Gro Co. (The) (462) (28,094)
Seaboard Corp. (6) (33,924)
SEI Investments Co. (618) (48,494)
Sensata Technologies Holding plc (1,389) (48,921)
Shell plc (2) (94) (4,354)
Sherwin-Williams Co. (The) (125) (40,069)
Shift4 Payments, Inc., Class A (2,068) (90,434)
Signify NV (2)(c) (304) (6,475)
Silgan Holdings, Inc. (1,734) (67,279)
Sirius XM Holdings, Inc. (505) (11,655)
Sixth Street Specialty Lending, Inc. (738) (13,564)
SLB Ltd. (566) (29,087)
SLM Corp. (1,117) (23,915)
Snap-on, Inc. (160) (58,115)
SoFi Technologies, Inc. (4,444) (70,571)
Somnigroup International, Inc. (335) (24,763)
Southern Co. (The) (1,074) (103,662)
Southwest Airlines Co. (841) (31,596)
SPX Technologies, Inc. (107) (21,394)
STAG Industrial, Inc., REIT (993) (35,808)
StandardAero, Inc. (3,314) (85,601)
Starbucks Corp. (943) (84,483)
Steel Dynamics, Inc. (470) (84,600)
Strategy, Inc., Class A (360) (44,928)
Summit Therapeutics, Inc. (1,517) (28,762)
Sun Communities, Inc., REIT (221) (27,837)
Super Micro Computer, Inc. (1,314) (29,920)
Swiss Re AG (2) (573) (96,251)
Synopsys, Inc. (62) (24,582)
Talen Energy Corp. (151) (48,204)
Targa Resources Corp. (597) (149,686)
Tempus AI, Inc., Class A (913) (41,286)
Tenaris SA (2) (2,145) (62,703)
Terex Corp. (1,448) (85,577)
Tesla, Inc. (108) (40,149)

Schedule of Investments
March 31, 2026 (Unaudited)
AQR MS FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (112.0)% (continued)
Tetra Tech, Inc. (393) (11,837)
Texas Instruments, Inc. (196) (38,051)
TFS Financial Corp. (374) (5,255)
Thermo Fisher Scientific, Inc. (265) (130,255)
Toast, Inc., Class A (615) (16,304)
TopBuild Corp. (163) (57,262)
TPG, Inc. (765) (30,990)
Tractor Supply Co. (1,310) (59,343)
Trane Technologies plc (239) (99,601)
TransDigm Group, Inc. (57) (66,061)
Trimble, Inc. (286) (18,656)
TTM Technologies, Inc. (81) (7,891)
Twilio, Inc., Class A (545) (68,572)
Tyler Technologies, Inc. (208) (71,215)
U-Haul Holding Co. (145) (6,477)
UiPath, Inc., Class A (2,511) (27,872)
UL Solutions, Inc., Class A (136) (11,657)
Under Armour, Inc., Class A (6,207) (36,683)
United Bankshares, Inc. (106) (4,391)
United Rentals, Inc. (46) (33,514)
Unity Software, Inc. (1,638) (35,938)
Universal Display Corp. (165) (15,124)
Unum Group (371) (27,094)
US Foods Holding Corp. (644) (59,383)
Vail Resorts, Inc. (454) (58,257)
Valvoline, Inc. (1,129) (38,025)
VICI Properties, Inc., Class A, REIT (942) (25,735)
Viking Therapeutics, Inc. (1,302) (42,367)
Visa, Inc., Class A (465) (140,542)
Visteon Corp. (195) (17,766)
Vistra Corp. (435) (65,394)
Vornado Realty Trust, REIT (432) (11,228)
Voya Financial, Inc. (958) (65,451)
Vulcan Materials Co. (373) (101,568)
W R Berkley Corp. (1,718) (113,869)
Walt Disney Co. (The) (471) (45,395)
Warner Music Group Corp., Class A (613) (15,656)
Waste Connections, Inc. (179) (29,077)
Waste Management, Inc. (206) (47,337)
Waters Corp. (188) (55,986)
Watsco, Inc. (118) (42,927)
Wayfair, Inc., Class A (253) (19,028)
Wells Fargo & Co. (338) (26,908)
Welltower, Inc., REIT (1,177) (232,704)
Western Alliance Bancorp (207) (14,666)
Western Union Co. (The) (4,052) (35,374)
WEX, Inc. (210) (32,138)
Whirlpool Corp. (320) (17,254)
White Mountains Insurance Group
Ltd. (8) (17,576)
Willis Towers Watson plc (201) (58,431)
WillScot Holdings Corp. (4,428) (76,870)
Wingstop, Inc. (26) (4,029)
WP Carey, Inc., REIT (1,514) (102,891)
Wyndham Hotels & Resorts, Inc. (527) (42,808)
Wynn Resorts Ltd. (840) (85,302)
Xcel Energy, Inc. (1,098) (87,225)
XPO, Inc. (272) (52,918)
YETI Holdings, Inc. (470) (17,197)
Yum! Brands, Inc. (801) (124,539)
INVESTMENTS SHARES VALUE ($)
United States - (112.0)% (continued)
Zillow Group, Inc., Class C (549) (22,718)
ZoomInfo Technologies, Inc., Class
A (3,753) (22,443)
(23,721,502)
Zambia - ( 0 .0 ) % †
First Quantum Minerals Ltd. (191) (4,567)
TOTAL COMMON STOCKS
(Proceeds $(43,564,485))                                                     (39,294,030)
PREFERRED STOCKS - (0.8)%
Germany - ( 0 .8 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(c) (1,392) (63,412)
Sartorius AG (Preference) (2) (169) (42,287)
Volkswagen AG (Preference) (2) (606) (61,989)
TOTAL PREFERRED STOCKS
(Proceeds $(180,327))                                                     (167,688)
NO. OF
RIGHTS
RIGHTS - 0.0%
United States - 0 .0%
Walgreens Boots Alliance, Inc.,
CVR (3)
(Proceeds $–) (659) –
TOTAL SHORT POSITIONS
(Proceeds $(43,744,812)) (39,461,718)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 73.4%
(Cost $6,674,869) 15,533,632
OTHER ASSETS IN EXCESS OF
LIABILITIES - 26.6%
‡
5,639,498
NET ASSETS - 100.0% 21,173,130

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MS FUSION FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (274,848) ( 1 .3 ) %
Consumer Discretionary 400,249 1 .9
Consumer Staples (340,990) ( 1 .6 )
Energy 284,289 1 .3
Financials 336,355 1 .6
Health Care (279,876) ( 1 .3 )
Industrials 1,241,795 5 .9
Information Technology 478,209 2 .2
Materials 2,418 0 .1
Purchased Options 48,542 0 .2
Real Estate (623,425) ( 2 .9 )
Utilities (556,341) ( 2 .7 )
Investment Companies 6,598,770 31 .2
U.S. Treasury Obligations 8,218,485 38 .8
Total Investments In Securities
At Value 15,533,632 73 .4
Other Assets in Excess of
Liabilities ‡ 5,639,498 26 .6
Net Assets
$ 21,173,130 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures, swap and written option contracts, and value of reverse repurchase agreements.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at March 31,
2026 amounted to $39,456,557, which is inclusive of rehypothecated amounts disclosed below. In addition, $3,190,039 of cash collateral was also pledged.
(b) All or a portion of this security has been rehypothecated. Total value of all such securities at March 31, 2026 amounted to $10,486,084.
(c) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2026 amounted to $399,149 of investments in securities and
$(355,294) of securities sold short, which represents 1.89% and (1.68)% of net assets of the Fund, respectively.
(d) Inflation-protected security.
(e) On March 31, 2026, securities valued at $201,592 were pledged as collateral for reverse repurchase agreements outstanding.
(f) Represents 7-day effective yield as of March 31, 2026.
(g) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(h) The rate shown was the effective yield at the date of purchase.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Reverse repurchase agreements outstanding as of March 31, 2026:
Over-the-Counter
COUNTERPARTY
TRADE
DATE RATE
MATURITY
DATE CURRENCY
PRINCIPAL
AMOUNT
AND VALUE
OF REVERSE
REPURCHASE
AGREEMENT
BNPP 3/20/2026 3.79% 4/9/2026 USD $ 100,250
BNPP 3/23/2026 3.80% 4/9/2026 USD 100,000
$ 200,250
The weighted average daily balance of the reverse repurchase agreements during the period ended March 31, 2026 was $189,139 at a net weighted average interest rate of 3.795%.

Schedule of Investments
March 31, 2026 (Unaudited)
AQR MS FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
Written put option contracts (premium-style) outstanding as of March 31, 2026:
Over-the-Counter
D ESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE
PREMIUM
PAID
(RECEIVED) VALUE
S&P 500 Index JPMC 1 USD (652,852) USD 5,600 6/18/2026 $ (6,526) $ (5,480)
$ (6,526) $ (5,480)
Credit default swap contracts outstanding - buy protection as of March 31, 2026:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 45.V1 5 .00 % Quarterly 6/20/2031 3 .53 % EUR 13,000 $ (857) $ (110) $ (967)
iTraxx Europe Crossover
Index Series 45.V1 5 .00 Quarterly 6/20/2031 3 .53 EUR 13,000 (857) (110) (967)
Markit CDX North America
High Yield Index Series
46.V1 5 .00 Quarterly 6/20/2031 3 .86 USD 6,000 (240) (57) (297)
Markit CDX North America
High Yield Index Series
46.V1 5 .00 Quarterly 6/20/2031 3 .86 USD 6,000 (240) (58) (298)
$ (2,194) $ (335) $ (2,529)
Credit default swap contracts outstanding - sell protection as of March 31, 2026 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
Investment Grade Index
Series 46.V1 1 .00 % Quarterly 6/20/2031 0 .63 % USD 43,000 $ 718 $ 39 $ 757
Markit CDX North America
Investment Grade Index
Series 46.V1 1 .00 Quarterly 6/20/2031 0 .63 USD 43,000 718 38 756
$ 1,436 $ 77 $ 1,513

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MS FUSION FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
Forward effective interest rate swap contracts outstanding as of March 31, 2026:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 3.00% Semi 9/20/2028 CAD 100,000 $ 46 $ 113 $ 159
Pay 1D CORRA Semi 3.00% Semi 9/20/2028 CAD 300,000 138 368 506
Pay 1D CORRA Semi 3.50% Semi 9/17/2036 CAD 100,000 1,362 – 1,362
Pay 1D CORRA Semi 3.50% Semi 9/17/2036 CAD 100,000 1,259 – 1,259
Pay 1D SONIA Annual 4.50% Annual 9/20/2028 GBP 1,200,000 270 6,294 6,564
Pay 1D SONIA Annual 4.50% Annual 9/20/2028 GBP 1,100,000 252 5,954 6,206
Pay 1D SONIA Annual 4.50% Annual 9/17/2036 GBP 200,000 (1,740) 2,064 324
Pay 1D THOR Qtrly 2.00% Qtrly 6/17/2031 THB 500,000 159 – 159
Pay 1D THOR Qtrly 2.00% Qtrly 6/17/2031 THB 500,000 159 – 159
Pay 1D THOR Qtrly 2.00% Qtrly 9/16/2031 THB 500,000 114 – 114
Pay 1D THOR Qtrly 2.00% Qtrly 9/16/2031 THB 500,000 114 – 114
Pay 1D TIIEOIS Monthly 8.00% Monthly 9/13/2028 MXN 9,000,000 67 – 67
Pay 1D TIIEOIS Monthly 8.00% Monthly 9/13/2028 MXN 9,000,000 67 – 67
Pay 3M BBR Qtrly 4.00% Semi 6/14/2028 NZD 1,900,000 7,052 1,498 8,550
Pay 3M BBR Qtrly 4.00% Semi 6/14/2028 NZD 1,900,000 7,052 1,433 8,485
Pay 3M BBR Qtrly 4.00% Semi 9/13/2028 NZD 200,000 257 175 432
Pay 3M BBR Qtrly 4.00% Semi 9/13/2028 NZD 100,000 132 153 285
Pay 3M HIBOR Qtrly 3.00% Qtrly 9/20/2028 HKD 200,000 22 60 82
Pay 3M HIBOR Qtrly 3.00% Qtrly 9/20/2028 HKD 100,000 11 47 58
Pay 3M JIBAR Qtrly 8.00% Qtrly 9/17/2031 ZAR 900,000 439 (93) 346
Pay 3M JIBAR Qtrly 8.00% Qtrly 9/17/2031 ZAR 900,000 439 (93) 346
Pay 3M JIBAR Qtrly 8.50% Qtrly 6/18/2036 ZAR 200,000 219 (167) 52
Pay 3M JIBAR Qtrly 8.50% Qtrly 6/18/2036 ZAR 200,000 219 (167) 52
Pay 3M TWCPBA Qtrly 2.50% Qtrly 9/16/2031 TWD 100,000 23 (7) 16
Pay 3M TWCPBA Qtrly 2.50% Qtrly 9/16/2031 TWD 100,000 23 (7) 16
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2028 EUR 3,300,000 (3,233) 9,242 6,009
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2028 EUR 3,200,000 (2,937) 8,659 5,722
Pay 6M PRIBOR Semi 4.50% Annual 9/20/2028 CZK 1,100,000 177 (51) 126
Pay 6M PRIBOR Semi 4.50% Annual 9/20/2028 CZK 1,100,000 177 (51) 126
Receive 1D CLICP Semi 5.00% Semi 9/20/2028 CLP 90,000,000 168 (115) 53
Receive 1D CLICP Semi 4.50% Semi 9/20/2028 CLP 14,900,000 114 49 163
Receive 1D CLICP Semi 5.00% Semi 9/20/2028 CLP 90,000,000 168 (115) 53
Receive 1D CLICP Semi 4.50% Semi 9/20/2028 CLP 14,900,000 114 49 163
Receive 1D CLICP Semi 5.00% Semi 6/17/2031 CLP 10,000,000 (118) 169 51
Receive 1D CLICP Semi 5.00% Semi 6/17/2031 CLP 10,000,000 (118) 169 51
Receive 1D CLICP Semi 5.00% Semi 9/16/2031 CLP 75,000,000 730 (218) 512
Receive 1D CLICP Semi 5.00% Semi 9/16/2031 CLP 75,000,000 730 (218) 512
Receive 1D CORRA Semi 2.50% Semi 6/21/2028 CAD 1,200,000 853 4,243 5,096
Receive 1D CORRA Semi 2.50% Semi 6/21/2028 CAD 1,300,000 742 4,779 5,521
Receive 1D CORRA Semi 2.50% Semi 9/20/2028 CAD 200,000 829 215 1,044
Receive 1D CORRA Semi 2.50% Semi 9/20/2028 CAD 300,000 1,543 22 1,565
Receive 1D IBR Qtrly 11.00% Qtrly 6/20/2028 COP 67,300,000 210 175 385
Receive 1D IBR Qtrly 11.00% Qtrly 6/20/2028 COP 67,300,000 210 175 385
Receive 1D IBR Qtrly 12.00% Qtrly 6/20/2028 COP 16,800,000 10 7 17
Receive 1D IBR Qtrly 12.00% Qtrly 6/20/2028 COP 16,800,000 10 7 17
Receive 1D IBR Qtrly 12.00% Qtrly 9/18/2028 COP 50,000,000 51 (5) 46
Receive 1D IBR Qtrly 12.00% Qtrly 9/18/2028 COP 50,000,000 51 (5) 46
Receive 1D IBR Qtrly 11.00% Qtrly 6/17/2036 COP 5,800,000 (14) 23 9
Receive 1D IBR Qtrly 11.00% Qtrly 6/17/2036 COP 5,800,000 (14) 23 9
Receive 1D MIBOR Semi 6.50% Semi 9/18/2028 INR 79,500,000 (2,124) 4,837 2,713
Receive 1D MIBOR Semi 6.50% Semi 9/18/2028 INR 79,500,000 (2,124) 4,837 2,713
Receive 1D SARON Annual 0.50% Annual 6/18/2036 CHF 100,000 763 77 840
Receive 1D SARON Annual 0.50% Annual 9/17/2036 CHF 400,000 1,830 2,858 4,688
Receive 1D SARON Annual 0.50% Annual 9/17/2036 CHF 300,000 614 2,902 3,516

Schedule of Investments
March 31, 2026 (Unaudited)
AQR MS FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D SOFR Annual 3.50% Annual 9/20/2028 USD 4,400,000 $ (7,409) $ 13,190 $ 5,781
Receive 1D SOFR Annual 3.50% Annual 9/20/2028 USD 4,300,000 (7,789) 13,558 5,769
Receive 1D SOFR Annual 3.50% Annual 6/18/2031 USD 200,000 (1,894) 3,102 1,208
Receive 1D SOFR Annual 3.50% Annual 6/18/2031 USD 200,000 (1,894) 3,102 1,208
Receive 1D SOFR Annual 3.50% Annual 9/17/2031 USD 400,000 96 2,456 2,552
Receive 1D SOFR Annual 3.50% Annual 9/17/2031 USD 500,000 732 2,395 3,127
Receive 1D SONIA Annual 4.00% Annual 9/17/2031 GBP 1,500,000 2,234 18,229 20,463
Receive 1D SONIA Annual 4.00% Annual 9/17/2031 GBP 1,500,000 1,218 19,251 20,469
Receive 1D TIIEOIS Monthly 8.00% Monthly 6/04/2036 MXN 2,000,000 1,631 2,513 4,144
Receive 1D TIIEOIS Monthly 8.00% Monthly 6/04/2036 MXN 2,000,000 1,630 2,513 4,143
Receive 1D TIIEOIS Monthly 8.00% Monthly 9/03/2036 MXN 2,600,000 508 5,508 6,016
Receive 1D TIIEOIS Monthly 8.00% Monthly 9/03/2036 MXN 2,600,000 508 5,508 6,016
Receive 1D TONAR Annual 1.50% Annual 9/20/2028 JPY 468,200,000 (5,262) 9,620 4,358
Receive 1D TONAR Annual 1.50% Annual 9/20/2028 JPY 468,200,000 (5,262) 9,620 4,358
Receive 1D TONAR Annual 2.00% Annual 6/18/2036 JPY 18,400,000 (600) 2,740 2,140
Receive 1D TONAR Annual 2.00% Annual 6/18/2036 JPY 18,400,000 (600) 2,740 2,140
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/16/2031 CNY 500,000 419 25 444
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/16/2031 CNY 500,000 423 21 444
Receive 3M BBR Qtrly 4.50% Qtrly 6/08/2028 AUD 1,700,000 3,578 (116) 3,462
Receive 3M BBR Qtrly 4.50% Qtrly 6/08/2028 AUD 1,700,000 3,543 (80) 3,463
Receive 3M BBR Qtrly 4.50% Qtrly 9/07/2028 AUD 3,700,000 12,609 (4,466) 8,143
Receive 3M BBR Qtrly 4.50% Qtrly 9/07/2028 AUD 3,700,000 12,086 (3,846) 8,240
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 6/21/2028 KRW 48,600,000 (74) 195 121
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 6/21/2028 KRW 48,600,000 (74) 195 121
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 9/20/2028 KRW 642,700,000 (701) 3,083 2,382
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 9/20/2028 KRW 642,700,000 (701) 3,083 2,382
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 6/18/2031 KRW 49,300,000 (145) 587 442
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 6/18/2031 KRW 49,300,000 (145) 587 442
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 9/17/2031 KRW 100,000,000 (302) 1,326 1,024
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 9/17/2031 KRW 100,000,000 (302) 1,326 1,024
Receive 3M JIBAR Qtrly 7.00% Qtrly 6/21/2028 ZAR 2,000,000 752 221 973
Receive 3M JIBAR Qtrly 7.00% Qtrly 6/21/2028 ZAR 2,000,000 752 221 973
Receive 3M JIBAR Qtrly 7.50% Qtrly 9/20/2028 ZAR 3,500,000 142 4 146
Receive 3M JIBAR Qtrly 7.50% Qtrly 9/20/2028 ZAR 3,500,000 123 (2) 121
Receive 3M STIBOR Qtrly 3.00% Annual 6/18/2036 SEK 500,000 (58) 561 503
Receive 3M STIBOR Qtrly 3.00% Annual 6/18/2036 SEK 500,000 (58) 561 503
Receive 3M STIBOR Qtrly 3.00% Annual 9/17/2036 SEK 1,500,000 2,285 (372) 1,913
Receive 3M STIBOR Qtrly 3.00% Annual 9/17/2036 SEK 1,500,000 2,285 (372) 1,913
Receive 3M TWCPBA Qtrly 2.00% Qtrly 6/20/2028 TWD 7,500,000 (142) 683 541
Receive 3M TWCPBA Qtrly 2.00% Qtrly 6/20/2028 TWD 7,500,000 (142) 683 541
Receive 3M TWCPBA Qtrly 2.00% Qtrly 9/18/2028 TWD 2,000,000 193 40 233
Receive 3M TWCPBA Qtrly 2.00% Qtrly 9/18/2028 TWD 2,000,000 193 40 233
Receive 6M BBR Semi 5.00% Semi 6/12/2036 AUD 100,000 1,052 (669) 383
Receive 6M BUBOR Semi 7.00% Annual 6/21/2028 HUF 4,300,000 (44) 109 65
Receive 6M BUBOR Semi 7.00% Annual 6/21/2028 HUF 4,300,000 (44) 109 65
Receive 6M BUBOR Semi 6.50% Annual 9/20/2028 HUF 20,000,000 316 567 883
Receive 6M BUBOR Semi 6.50% Annual 9/20/2028 HUF 20,000,000 316 567 883
Receive 6M BUBOR Semi 6.50% Annual 6/18/2036 HUF 5,000,000 (145) 822 677
Receive 6M BUBOR Semi 6.50% Annual 6/18/2036 HUF 5,000,000 (145) 821 676
Receive 6M BUBOR Semi 6.00% Annual 9/17/2036 HUF 5,000,000 428 771 1,199
Receive 6M BUBOR Semi 6.00% Annual 9/17/2036 HUF 5,000,000 428 771 1,199
Receive 6M EURIBOR Semi 3.00% Annual 9/20/2056 EUR 100,000 1,251 1,136 2,387
Receive 6M EURIBOR Semi 3.00% Annual 9/20/2056 EUR 100,000 3,699 (1,312) 2,387
Receive 6M NIBOR Semi 4.50% Annual 9/20/2028 NOK 1,000,000 528 201 729
Receive 6M NIBOR Semi 4.50% Annual 9/20/2028 NOK 1,000,000 528 201 729

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MS FUSION FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M NIBOR Semi 4.50% Annual 6/18/2031 NOK 500,000 $ (3) $ 205 $ 202
Receive 6M NIBOR Semi 4.50% Annual 6/18/2031 NOK 500,000 (3) 205 202
Receive 6M NIBOR Semi 4.00% Annual 6/18/2036 NOK 1,500,000 3,552 1,732 5,284
Receive 6M NIBOR Semi 4.00% Annual 6/18/2036 NOK 1,500,000 3,552 1,732 5,284
Receive 6M NIBOR Semi 4.00% Annual 9/17/2036 NOK 1,000,000 1,975 1,371 3,346
Receive 6M NIBOR Semi 4.00% Annual 9/17/2036 NOK 1,000,000 1,975 1,371 3,346
Receive 6M PRIBOR Semi 4.00% Annual 9/20/2028 CZK 5,300,000 986 920 1,906
Receive 6M PRIBOR Semi 4.00% Annual 9/20/2028 CZK 5,300,000 986 920 1,906
Receive 6M PRIBOR Semi 4.00% Annual 6/18/2031 CZK 1,500,000 (777) 2,122 1,345
Receive 6M PRIBOR Semi 4.00% Annual 6/18/2031 CZK 1,500,000 (777) 2,122 1,345
Receive 6M WIBOR Semi 4.50% Annual 6/18/2031 PLN 100,000 187 (50) 137
Receive 6M WIBOR Semi 4.50% Annual 9/17/2036 PLN 200,000 1,730 41 1,771
Receive 6M WIBOR Semi 4.50% Annual 9/17/2036 PLN 100,000 865 41 906
54,369 197,423 251,792
Pay 1D CLICP Semi 4.50% Semi 6/20/2028 CLP 43,900,000 (76) (359) (435)
Pay 1D CLICP Semi 4.50% Semi 6/20/2028 CLP 43,900,000 (76) (359) (435)
Pay 1D CORRA Semi 3.00% Semi 6/18/2036 CAD 500,000 (4,270) (3,460) (7,730)
Pay 1D CORRA Semi 3.00% Semi 6/18/2036 CAD 500,000 (4,607) (3,123) (7,730)
Pay 1D MIBOR Semi 6.50% Semi 6/17/2031 INR 4,900,000 100 (829) (729)
Pay 1D MIBOR Semi 6.50% Semi 6/17/2031 INR 4,900,000 100 (829) (729)
Pay 1D MIBOR Semi 6.50% Semi 9/16/2036 INR 20,100,000 (4,209) (4,008) (8,217)
Pay 1D MIBOR Semi 6.50% Semi 9/16/2036 INR 20,100,000 (4,209) (4,008) (8,217)
Pay 1D SARON Annual 0.00% Annual 6/21/2028 CHF 600,000 (1,890) (1,014) (2,904)
Pay 1D SARON Annual 0.00% Annual 6/21/2028 CHF 600,000 (1,806) (1,024) (2,830)
Pay 1D SARON Annual 0.00% Annual 9/20/2028 CHF 2,600,000 (19,955) 5,019 (14,936)
Pay 1D SARON Annual 0.00% Annual 9/20/2028 CHF 2,600,000 (19,914) 4,922 (14,992)
Pay 1D SOFR Annual 3.50% Annual 6/21/2028 USD 3,000,000 150 (5,993) (5,843)
Pay 1D SOFR Annual 3.50% Annual 6/21/2028 USD 3,100,000 699 (6,736) (6,037)
Pay 1D SOFR Annual 3.50% Annual 9/17/2036 USD 900,000 (23,700) (5,820) (29,520)
Pay 1D SOFR Annual 3.50% Annual 9/17/2036 USD 900,000 (23,019) (6,501) (29,520)
Pay 1D SOFR Annual 4.00% Annual 6/21/2056 USD 100,000 438 (2,773) (2,335)
Pay 1D SOFR Annual 4.00% Annual 9/20/2056 USD 100,000 (1,987) (383) (2,370)
Pay 1D SOFR Annual 4.00% Annual 9/20/2056 USD 100,000 (849) (1,521) (2,370)
Pay 1D SONIA Annual 4.00% Annual 6/18/2031 GBP 300,000 (3,384) (608) (3,992)
Pay 1D SONIA Annual 4.00% Annual 6/18/2031 GBP 200,000 (2,884) 223 (2,661)
Pay 1D SONIA Annual 4.50% Annual 9/17/2036 GBP 100,000 (81) (11) (92)
Pay 1D SONIA Annual 4.50% Annual 6/21/2056 GBP 100,000 (2,279) (4,157) (6,436)
Pay 1D SONIA Annual 4.50% Annual 6/21/2056 GBP 100,000 (2,685) (3,751) (6,436)
Pay 1D SONIA Annual 4.50% Annual 9/20/2056 GBP 300,000 (14,705) (4,894) (19,599)
Pay 1D SONIA Annual 4.50% Annual 9/20/2056 GBP 200,000 (4,253) (8,813) (13,066)
Pay 1D SORA Semi 1.50% Semi 9/20/2028 SGD 300,000 184 (1,436) (1,252)
Pay 1D SORA Semi 1.50% Semi 9/20/2028 SGD 300,000 (202) (1,032) (1,234)
Pay 1D THOR Qtrly 1.50% Qtrly 9/18/2028 THB 1,000,000 (70) 54 (16)
Pay 1D THOR Qtrly 1.50% Qtrly 9/18/2028 THB 1,000,000 (70) 54 (16)
Pay 1D TIIEOIS Monthly 7.50% Monthly 6/14/2028 MXN 5,700,000 (353) (1,073) (1,426)
Pay 1D TIIEOIS Monthly 7.50% Monthly 6/14/2028 MXN 5,700,000 (353) (1,073) (1,426)
Pay 1D TIIEOIS Monthly 7.50% Monthly 6/11/2031 MXN 2,100,000 174 (3,603) (3,429)
Pay 1D TIIEOIS Monthly 7.50% Monthly 6/11/2031 MXN 2,100,000 174 (3,603) (3,429)
Pay 1D TIIEOIS Monthly 8.50% Monthly 6/04/2036 MXN 1,500,000 36 (351) (315)
Pay 1D TIIEOIS Monthly 8.50% Monthly 6/04/2036 MXN 1,500,000 22 (338) (316)
Pay 1D TONAR Annual 1.50% Annual 6/18/2031 JPY 167,600,000 (1,487) (13,962) (15,449)
Pay 1D TONAR Annual 1.50% Annual 6/18/2031 JPY 167,600,000 (1,487) (13,962) (15,449)
Pay 1D TONAR Annual 1.50% Annual 9/17/2031 JPY 35,000,000 (1,957) (1,922) (3,879)
Pay 1D TONAR Annual 1.50% Annual 9/17/2031 JPY 35,000,000 (1,957) (1,922) (3,879)
Pay 1D TONAR Annual 2.00% Annual 9/17/2036 JPY 27,200,000 (1,018) (2,872) (3,890)
Pay 1D TONAR Annual 2.00% Annual 9/17/2036 JPY 27,200,000 (1,018) (2,872) (3,890)
Pay 1D TONAR Annual 2.50% Annual 6/20/2046 JPY 66,700,000 (10,543) (10,866) (21,409)

Schedule of Investments
March 31, 2026 (Unaudited)
AQR MS FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D TONAR Annual 2.50% Annual 6/20/2046 JPY 66,700,000 $ (10,548) $ (10,861) $ (21,409)
Pay 1D TONAR Annual 2.50% Annual 9/19/2046 JPY 15,000,000 (2,362) (2,993) (5,355)
Pay 1D TONAR Annual 2.50% Annual 9/19/2046 JPY 15,000,000 (2,358) (2,997) (5,355)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/20/2028 CNY 4,000,000 (98) (21) (119)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/20/2028 CNY 4,000,000 (98) (21) (119)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/18/2028 CNY 1,000,000 114 (180) (66)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/18/2028 CNY 1,000,000 114 (180) (66)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/17/2031 CNY 500,000 (315) (79) (394)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/17/2031 CNY 500,000 (315) (79) (394)
Pay 3M BBR Qtrly 4.00% Semi 6/11/2031 NZD 500,000 949 (1,513) (564)
Pay 3M BBR Qtrly 4.00% Semi 6/11/2031 NZD 400,000 883 (1,335) (452)
Pay 3M BBR Qtrly 4.00% Semi 9/10/2031 NZD 500,000 (1,411) (473) (1,884)
Pay 3M BBR Qtrly 4.00% Semi 9/10/2031 NZD 400,000 (1,129) (379) (1,508)
Pay 3M CD_KSDA Qtrly 3.50% Qtrly 9/17/2036 KRW 100,000,000 (806) (996) (1,802)
Pay 3M CD_KSDA Qtrly 3.50% Qtrly 9/17/2036 KRW 100,000,000 (806) (996) (1,802)
Pay 3M HIBOR Qtrly 3.00% Qtrly 9/17/2036 HKD 100,000 (144) 1 (143)
Pay 3M JIBAR Qtrly 6.50% Qtrly 6/21/2028 ZAR 2,200,000 264 (2,526) (2,262)
Pay 3M JIBAR Qtrly 6.50% Qtrly 6/21/2028 ZAR 2,200,000 264 (2,526) (2,262)
Pay 3M JIBAR Qtrly 6.00% Qtrly 9/20/2028 ZAR 4,200,000 (2,384) (4,380) (6,764)
Pay 3M JIBAR Qtrly 6.00% Qtrly 9/20/2028 ZAR 4,200,000 (2,384) (4,380) (6,764)
Pay 3M JIBAR Qtrly 6.50% Qtrly 6/18/2031 ZAR 1,100,000 (109) (3,278) (3,387)
Pay 3M JIBAR Qtrly 6.50% Qtrly 6/18/2031 ZAR 1,100,000 (109) (3,278) (3,387)
Pay 3M JIBAR Qtrly 6.50% Qtrly 9/17/2031 ZAR 600,000 (603) (1,338) (1,941)
Pay 3M JIBAR Qtrly 6.50% Qtrly 9/17/2031 ZAR 600,000 (603) (1,338) (1,941)
Pay 3M JIBAR Qtrly 8.50% Qtrly 9/17/2036 ZAR 900,000 200 (323) (123)
Pay 3M JIBAR Qtrly 8.50% Qtrly 9/17/2036 ZAR 900,000 238 (322) (84)
Pay 3M STIBOR Qtrly 2.50% Annual 6/21/2028 SEK 9,500,000 1,942 (6,945) (5,003)
Pay 3M STIBOR Qtrly 2.50% Annual 6/21/2028 SEK 9,500,000 1,942 (6,945) (5,003)
Pay 3M STIBOR Qtrly 2.50% Annual 9/20/2028 SEK 4,200,000 (3,054) 283 (2,771)
Pay 3M STIBOR Qtrly 2.50% Annual 9/20/2028 SEK 4,200,000 (3,054) 283 (2,771)
Pay 3M STIBOR Qtrly 2.00% Annual 9/20/2028 SEK 5,300,000 (2,544) (6,318) (8,862)
Pay 3M STIBOR Qtrly 2.00% Annual 9/20/2028 SEK 5,300,000 (2,544) (6,318) (8,862)
Pay 3M TWCPBA Qtrly 2.50% Qtrly 6/17/2036 TWD 2,000,000 144 (656) (512)
Pay 3M TWCPBA Qtrly 2.50% Qtrly 6/17/2036 TWD 2,000,000 144 (656) (512)
Pay 6M BBR Semi 5.00% Semi 9/11/2036 AUD 1,400,000 (3,735) (2,847) (6,582)
Pay 6M BBR Semi 5.00% Semi 9/11/2036 AUD 1,300,000 (4,062) (1,904) (5,966)
Pay 6M BUBOR Semi 6.00% Annual 6/21/2028 HUF 14,300,000 (197) (791) (988)
Pay 6M BUBOR Semi 6.50% Annual 6/21/2028 HUF 300,000 (17) 4 (13)
Pay 6M BUBOR Semi 6.00% Annual 6/21/2028 HUF 14,300,000 (197) (791) (988)
Pay 6M BUBOR Semi 6.50% Annual 6/21/2028 HUF 400,000 (23) 6 (17)
Pay 6M BUBOR Semi 7.00% Annual 9/20/2028 HUF 5,000,000 (146) 58 (88)
Pay 6M BUBOR Semi 5.50% Annual 9/20/2028 HUF 30,000,000 (574) (2,341) (2,915)
Pay 6M BUBOR Semi 5.50% Annual 9/20/2028 HUF 30,000,000 (574) (2,341) (2,915)
Pay 6M BUBOR Semi 7.00% Annual 9/20/2028 HUF 5,000,000 (146) 58 (88)
Pay 6M EURIBOR Semi 3.00% Annual 9/17/2036 EUR 600,000 (3,064) (3,486) (6,550)
Pay 6M EURIBOR Semi 3.00% Annual 9/17/2036 EUR 700,000 (5,096) (2,733) (7,829)
Pay 6M NIBOR Semi 4.50% Annual 9/17/2031 NOK 2,500,000 (270) (412) (682)
Pay 6M NIBOR Semi 4.50% Annual 9/17/2031 NOK 2,500,000 (270) (412) (682)
Pay 6M PRIBOR Semi 4.50% Annual 9/17/2036 CZK 400,000 (18) (121) (139)
Pay 6M PRIBOR Semi 4.50% Annual 9/17/2036 CZK 400,000 (18) (121) (139)
Pay 6M WIBOR Semi 3.50% Annual 6/21/2028 PLN 300,000 (1,006) (429) (1,435)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MS FUSION FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 6M WIBOR Semi 3.50% Annual 6/21/2028 PLN 200,000 $ (820) $ (130) $ (950)
Pay 6M WIBOR Semi 4.50% Annual 9/20/2028 PLN 800,000 (714) 539 (175)
Pay 6M WIBOR Semi 4.50% Annual 9/20/2028 PLN 800,000 (714) 539 (175)
Pay 6M WIBOR Semi 4.50% Annual 9/17/2031 PLN 400,000 (692) (91) (783)
Pay 6M WIBOR Semi 4.50% Annual 9/17/2031 PLN 300,000 (558) (29) (587)
Receive 1D CLICP Semi 5.00% Semi 6/20/2028 CLP 5,000,000 (4) – (4)
Receive 1D CLICP Semi 5.00% Semi 6/20/2028 CLP 5,000,000 (4) – (4)
Receive 1D CLICP Semi 5.50% Semi 6/17/2036 CLP 14,000,000 (214) (8) (222)
Receive 1D CLICP Semi 5.50% Semi 6/17/2036 CLP 14,000,000 (214) (8) (222)
Receive 1D CORRA Semi 3.00% Semi 6/18/2031 CAD 700,000 (1,415) (6) (1,421)
Receive 1D CORRA Semi 3.00% Semi 6/18/2031 CAD 700,000 (1,190) (231) (1,421)
Receive 1D CORRA Semi 3.00% Semi 9/17/2031 CAD 400,000 827 (1,034) (207)
Receive 1D CORRA Semi 3.00% Semi 9/17/2031 CAD 500,000 583 (842) (259)
Receive 1D IBR Qtrly 11.50% Qtrly 6/17/2031 COP 63,600,000 168 (172) (4)
Receive 1D IBR Qtrly 11.50% Qtrly 6/17/2031 COP 63,600,000 168 (172) (4)
Receive 1D IBR Qtrly 11.50% Qtrly 9/16/2031 COP 10,000,000 (2) (5) (7)
Receive 1D IBR Qtrly 11.50% Qtrly 9/16/2031 COP 10,000,000 (2) (5) (7)
Receive 1D SARON Annual 0.50% Annual 9/17/2031 CHF 100,000 (318) (527) (845)
Receive 1D SARON Annual 0.50% Annual 9/17/2031 CHF 100,000 (318) (527) (845)
Receive 1D SOFR Annual 4.00% Annual 6/18/2036 USD 800,000 (7,372) (282) (7,654)
Receive 1D SOFR Annual 4.00% Annual 6/18/2036 USD 800,000 (7,353) (301) (7,654)
Receive 1D SOFR Annual 4.00% Annual 9/17/2036 USD 100,000 (628) (175) (803)
Receive 1D SONIA Annual 4.50% Annual 6/18/2036 GBP 600,000 (7,801) 5,446 (2,355)
Receive 1D SONIA Annual 4.50% Annual 6/18/2036 GBP 500,000 (6,501) 4,539 (1,962)
Receive 1D SORA Semi 2.50% Semi 9/17/2036 SGD 100,000 (493) – (493)
Receive 1D TIIEOIS Monthly 8.00% Monthly 6/14/2028 MXN 1,000,000 (222) – (222)
Receive 1D TIIEOIS Monthly 8.00% Monthly 6/14/2028 MXN 1,000,000 (222) – (222)
Receive 1D TIIEOIS Monthly 8.50% Monthly 6/11/2031 MXN 500,000 (322) (3) (325)
Receive 1D TIIEOIS Monthly 8.50% Monthly 6/11/2031 MXN 500,000 (322) (3) (325)
Receive 1D TONAR Annual 1.50% Annual 6/21/2028 JPY 978,700,000 (11,321) 6,953 (4,368)
Receive 1D TONAR Annual 1.50% Annual 6/21/2028 JPY 978,700,000 (11,321) 6,953 (4,368)
Receive 3M BBR Qtrly 4.50% Semi 6/11/2036 NZD 500,000 (2,745) (75) (2,820)
Receive 3M BBR Qtrly 4.50% Semi 6/11/2036 NZD 500,000 (2,583) (237) (2,820)
Receive 3M BBR Qtrly 4.50% Semi 9/10/2036 NZD 200,000 (91) (390) (481)
Receive 3M BBR Qtrly 4.50% Semi 9/10/2036 NZD 300,000 (169) (552) (721)
Receive 3M HIBOR Qtrly 3.00% Qtrly 9/17/2031 HKD 200,000 (55) (80) (135)
Receive 3M HIBOR Qtrly 3.00% Qtrly 9/17/2031 HKD 400,000 (141) (119) (260)
Receive 3M JIBAR Qtrly 7.50% Qtrly 6/21/2028 ZAR 1,300,000 (117) 44 (73)
Receive 3M JIBAR Qtrly 7.50% Qtrly 6/21/2028 ZAR 1,300,000 (117) 44 (73)
Receive 3M STIBOR Qtrly 3.00% Annual 6/21/2028 SEK 500,000 (211) – (211)
Receive 3M STIBOR Qtrly 3.00% Annual 6/21/2028 SEK 500,000 (211) – (211)
Receive 3M STIBOR Qtrly 3.00% Annual 9/20/2028 SEK 500,000 (147) – (147)
Receive 3M STIBOR Qtrly 3.00% Annual 9/20/2028 SEK 500,000 (147) – (147)
Receive 3M TWCPBA Qtrly 2.50% Qtrly 6/17/2031 TWD 500,000 (147) 35 (112)
Receive 3M TWCPBA Qtrly 2.50% Qtrly 6/17/2031 TWD 500,000 (147) 35 (112)
Receive 6M BBR Semi 5.00% Semi 6/12/2031 AUD 100,000 (272) (17) (289)
Receive 6M BBR Semi 5.00% Semi 9/11/2031 AUD 1,000,000 (2,183) (483) (2,666)
Receive 6M BBR Semi 5.00% Semi 9/11/2031 AUD 1,000,000 (2,183) (397) (2,580)
Receive 6M BUBOR Semi 7.50% Annual 6/21/2028 HUF 10,300,000 (18) (75) (93)
Receive 6M BUBOR Semi 7.50% Annual 6/21/2028 HUF 10,400,000 (18) (76) (94)
Receive 6M EURIBOR Semi 3.00% Annual 6/21/2028 EUR 100,000 (289) 53 (236)
Receive 6M EURIBOR Semi 3.00% Annual 9/17/2031 EUR 2,600,000 8,926 (17,565) (8,639)
Receive 6M EURIBOR Semi 3.00% Annual 9/17/2031 EUR 2,600,000 8,116 (16,755) (8,639)
Receive 6M NIBOR Semi 5.00% Annual 9/20/2028 NOK 500,000 (12) (100) (112)
Receive 6M NIBOR Semi 5.00% Annual 9/20/2028 NOK 500,000 (12) (100) (112)
Receive 6M PRIBOR Semi 4.50% Annual 6/21/2028 CZK 2,100,000 (243) (140) (383)
Receive 6M PRIBOR Semi 4.50% Annual 6/21/2028 CZK 2,100,000 (243) (140) (383)

Schedule of Investments
March 31, 2026 (Unaudited)
AQR MS FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M PRIBOR Semi 4.50% Annual 9/17/2031 CZK 500,000 $ 38 $ (71) $ (33)
Receive 6M PRIBOR Semi 4.50% Annual 9/17/2031 CZK 500,000 38 (71) (33)
Receive 6M WIBOR Semi 4.50% Annual 6/21/2028 PLN 800,000 (384) 224 (160)
Receive 6M WIBOR Semi 4.50% Annual 6/21/2028 PLN 800,000 (626) 466 (160)
(264,973) (230,379) (495,352)
$ (210,604) $ (32,956) $ (243,560)
Abbreviations:
1D: 1 Day
1W: 1 Week
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at March 31, 2026 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.27%
1 Day Chile Indice de Camara Promedio Interbank Overnight Index (“CLICP”): 4.78%
1 Day Colombia Overnight Interbank Rate (“IBR”): 9.64%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 6.94%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 6.98%
1 Day Secured Overnight Financing Rate (“SOFR”): 3.68%
1 Day Singapore Overnight Rate Average (“SORA”): 1.00%
1 Day Sterling Overnight Index Average (“SONIA”): 3.73%
1 Day Swiss Average Rate Overnight (“SARON”): -0.07%
1 Day Thailand Overnight Repo Rate (“THOR”): 0.99%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.72%
1 Week China Fixing Repo Rate (“CNREPOFIX_CFXS”): 1.49%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.31%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 2.36%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 6.75%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 2.82%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 2.19%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.68%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.78%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 6.62%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.48%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.66%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.62%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 3.79%

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MS FUSION FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
Total return swap contracts outstanding as of March 31, 2026 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Swiss Market Index
June Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
At termination GSIN 06/19/2026 CHF (380,160) $ 1,143
Consumer
Discretionary Select
Sector Total Return
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the OBFR
plus or minus
a specified
spread (0.29%)
Monthly GSIN 06/17/2026 USD (60,235) 2,602
Energy Select Sector
Total Return Index
Decreases in
total return of
reference
entity
and pays the
OBFR plus
or minus a
specified
spread
(0.45%)
Increases in
total return of
reference entity
Monthly GSIN 06/17/2026 USD 2,966 –
JPAQBDCX Index Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the OBFR
plus or minus
a specified
spread
(-0.55%)
Monthly JPMC 03/31/2027 USD (54,303) –
Materials Select
Sector Total Return
Index
Decreases in
total return of
reference
entity
and pays the
OBFR plus
or minus a
specified
spread
(0.45%)
Increases in
total return of
reference entity
Monthly GSIN 06/17/2026 USD 14,570 75
MSCI Australia Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the BBR plus
or minus a
specified
spread
(-0.05%)
Monthly JPMC 06/17/2026 AUD (43,969) 870

Schedule of Investments
March 31, 2026 (Unaudited)
AQR MS FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI EMU
Consumer Staples
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread
(-0.38%)
Monthly GSIN 06/17/2026 EUR (3,953) $ 127
MSCI EMU Energy
Index
Decreases in
total return of
reference
entity
and pays the
ESTR plus
or minus a
specified
spread
(-0.33%)
Increases in
total return of
reference entity
Monthly GSIN 06/17/2026 EUR 3,916 682
MSCI EMU Health
Care Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread
(-0.65%)
Monthly GSIN 06/17/2026 EUR (11,411) 53
MSCI EMU Real
Estate Net EUR
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread
(-0.14%)
Monthly GSIN 06/17/2026 EUR (1,397) 95
MSCI EMU
Telecommunications
Services Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread
(-0.15%)
Monthly GSIN 06/17/2026 EUR (6,353) 86
MSCI EMU Utilities
Index
Decreases in
total return of
reference
entity
and pays the
ESTR plus
or minus a
specified
spread
(-0.16%)
Increases in
total return of
reference entity
Monthly GSIN 06/17/2026 EUR 5,970 138

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MS FUSION FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Europe Large
Cap Index
Decreases in
total return of
reference
entity
and pays the
ESTR plus
or minus a
specified
spread
(-0.12%)
Increases in
total return of
reference entity
Monthly GSIN 06/17/2026 EUR 16,462 $ 37
MSCI Europe Small
Cap Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread
(-0.45%)
Monthly GSIN 06/17/2026 EUR (40,471) 209
MSCI South Africa
Net Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the JIBAR
plus or minus
a specified
spread
(-0.35%)
Monthly JPMC 06/17/2026 ZAR (494,409) 953
Real Estate Select
Sector Total Return
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the OBFR
plus or minus
a specified
spread (0.34%)
Monthly GSIN 06/17/2026 USD (21,125) 434
Total unrealized appreciation 7,504
TAIEX Index April
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 04/15/2026 TWD 3,195,400 (4,282)
WIG20 Index June
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 06/19/2026 PLN 199,380 (388)
Consumer Staples
Select Sector Total
Return Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread
(0.47%)
Increases in
total return of
reference entity
Monthly GSIN 06/17/2026 USD 8,938 (245)

Schedule of Investments
March 31, 2026 (Unaudited)
AQR MS FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Financial Select
Sector Total Return
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the OBFR
plus or minus
a specified
spread (0.39%)
Monthly GSIN 06/17/2026 USD (15,046) $ (31)
Health Care Select
Sector Total Return
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread
(0.48%)
Increases in
total return of
reference entity
Monthly GSIN 06/17/2026 USD 12,727 (495)
Industrial Select
Sector Total Return
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread
(0.48%)
Increases in
total return of
reference entity
Monthly GSIN 06/17/2026 USD 6,394 (286)
MSCI China Net
Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread
(0.30%)
Increases in
total return of
reference entity
Monthly GSIN 06/17/2026 HKD 196,638 (1,558)
MSCI EMU
Financials Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(-0.59%)
Increases in
total return of
reference entity
Monthly GSIN 06/17/2026 EUR 2,508 (78)
MSCI EMU
Industrials Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(-0.01%)
Increases in
total return of
reference entity
Monthly GSIN 06/17/2026 EUR 3,250 (257)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MS FUSION FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI EMU
Information
Technology Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.29%)
Increases in
total return of
reference entity
Monthly GSIN 06/17/2026 EUR 4,584 $ (349)
MSCI EMU Materials
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread
(-0.66%)
Monthly GSIN 06/17/2026 EUR (504) (11)
MSCI Europe Mid
Cap Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(-0.44%)
Increases in
total return of
reference entity
Monthly GSIN 06/17/2026 EUR 27,244 (633)
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread
(0.60%)
Increases in
total return of
reference entity
Monthly JPMC 06/17/2026 HKD 528,099 (1,087)
MSCI Sweden Net
Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread
(-1.25%)
Increases in
total return of
reference entity
Monthly GSIN 06/17/2026 SEK 468,253 (1,927)
Technology Select
Sector Total Return
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread
(0.49%)
Increases in
total return of
reference entity
Monthly GSIN 06/17/2026 USD 54,092 (2,604)

Schedule of Investments
March 31, 2026 (Unaudited)
AQR MS FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Utilities Select Sector
Total Return Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread
(0.46%)
Increases in
total return of
reference entity
Monthly GSIN 06/17/2026 USD 4,959 $ (6)
Total unrealized depreciation (14,237)
Net unrealized depreciation $ (6,733)
Futures contracts outstanding as of March 31, 2026:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Hang Seng Mini Index 2 4/2026 HKD $ 63,141 $ (1,094)
Hang Seng Mini Index 8 4/2026 HKD 85,262 (1,701)
IBEX 35 Index 2 4/2026 EUR 39,221 (511)
KOSPI 200 Index 2 4/2026 KRW 48,759 (6,278)
OMXS30 Index 1 4/2026 SEK 30,845 (857)
SGX FTSE Taiwan Index 3 4/2026 USD 309,960 (14,312)
Euro STOXX 50 Index 2 6/2026 EUR 127,028 392
Euro-Bobl 3 6/2026 EUR 400,953 (374)
FTSE 100 Index 1 6/2026 GBP 134,994 3,175
FTSE/MIB Index 3 6/2026 EUR 151,102 1,638
Long Gilt 7 6/2026 GBP 818,302 (29,422)
NASDAQ 100 Micro E-Mini Index 5 6/2026 USD 239,150 (6,947)
Russell 2000 Micro E-Mini Index 6 6/2026 USD 75,366 321
S&P 500 Micro E-Mini Index 650 6/2026 USD 21,354,939 (372,764)
S&P Midcap 400 E-Mini Index 1 6/2026 USD 339,650 2,187
SET50 Index 8 6/2026 THB 46,642 374
TOPIX Mini Index 5 6/2026 JPY 110,394 (4,980)
U.S. Treasury 2 Year Note 6 6/2026 USD 1,244,859 868
3 Month Euro Euribor 3 9/2026 EUR 843,612 (2,430)
3 Month SARON 1 12/2026 CHF 312,328 (452)
3 Month CORRA 2 3/2027 CAD 349,544 (846)
3 Month SOFR 2 3/2027 USD 481,850 (113)
3 Month SONIA 1 3/2027 GBP 316,787 205
90-Day Australian Bank Bill 7 6/2027 AUD 4,774,087 (2,298)
Total of long contracts (436,219)
Short Contracts
CAC 40 10 Euro Index (2) 4/2026 EUR (180,890) 828
IFSC NIFTY 50 Index (1) 4/2026 USD (44,963) 1,151
MSCI Singapore Index (1) 4/2026 SGD (33,958) 167
SGX FTSE China A50 Index (1) 4/2026 USD (14,536) 65
Australia 10 Year Bond (9) 6/2026 AUD (670,117) 1,046
Australia 3 Year Bond (1) 6/2026 AUD (71,595) 41
Canada 10 Year Bond (8) 6/2026 CAD (689,699) 14,328
DAX Index (3) 6/2026 EUR (395,942) 4,699
DJIA CBOT Micro E-mini Index (11) 6/2026 USD (256,201) 1,581
Euro-Schatz (1) 6/2026 EUR (122,324) (89)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MS FUSION FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
FTSE/JSE Top 40 Index (4) 6/2026 ZAR $ (252,667) $ 5,475
Japan 10 Year Bond Mini (8) 6/2026 JPY (657,623) 5,675
MEX BOLSA Index (3) 6/2026 MXN (114,903) (4,559)
Nikkei 225 Index (1) 6/2026 JPY (32,236) 400
SPI 200 Index (6) 6/2026 AUD (881,032) 5,877
U.S. Treasury 10 Year Note (6) 6/2026 USD (665,906) 1,063
U.S. Treasury Long Bond (1) 6/2026 USD (113,594) 1,076
90-Day Australian Bank Bill (3) 9/2026 AUD (2,046,037) 1,622
3 Month Euro Euribor (1) 12/2026 EUR (281,016) 2,161
3 Month SOFR (1) 12/2026 USD (240,850) 273
3 Month SONIA (1) 12/2026 GBP (316,853) (514)
90-Day Australian Bank Bill (10) 12/2026 AUD (6,819,128) 4,793
3 Month Euro Euribor (1) 3/2027 EUR (280,915) 1,639
90-Day Australian Bank Bill (4) 3/2027 AUD (2,727,717) 1,654
3 Month CORRA (1) 6/2027 CAD (174,520) 171
3 Month SOFR (1) 6/2027 USD (240,975) 405
3 Month SONIA (1) 6/2027 GBP (316,787) (382)
3 Month CORRA (2) 9/2027 CAD (348,879) 101
3 Month Euro Euribor (1) 9/2027 EUR (281,117) (572)
3 Month SOFR (1) 9/2027 USD (241,125) 789
3 Month Euro Euribor (1) 12/2027 EUR (281,262) (539)
3 Month SOFR (2) 12/2027 USD (482,675) 1,770
3 Month Euro Euribor (1) 3/2028 EUR (281,276) (290)
3 Month SOFR (2) 3/2028 USD (482,975) 1,138
3 Month SONIA (1) 3/2028 GBP (317,465) (412)
3 Month SOFR (2) 6/2028 USD (482,950) 273
3 Month SONIA (1) 6/2028 GBP (317,532) 1,698
Total of short contracts 54,602
Net unrealized depreciation $ (381,617)
Forward foreign currency exchange contracts outstanding as of March 31, 2026:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 49,000 USD 33,567 CITI 6/17/2026 $ 202
AUD 49,000 USD 33,567 JPMC 6/17/2026 202
BRL 1,838,956 USD 343,300 CITI
**
6/17/2026 5,726
BRL 1,970,858 USD 368,040 JPMC
**
6/17/2026 6,021
CAD 92,500 USD 66,680 CITI 6/17/2026 37
CAD 92,500 USD 66,680 JPMC 6/17/2026 37
CHF 13,000 USD 16,382 CITI 6/17/2026 13
CHF 13,000 USD 16,382 JPMC 6/17/2026 13
CLP 50,000,000 USD 53,897 CITI
**
6/17/2026 120
CLP 50,000,000 USD 53,897 JPMC
**
6/17/2026 120
CNY 920,491 USD 134,047 CITI
**
6/17/2026 312
CNY 920,491 USD 134,046 JPMC
**
6/17/2026 313
COP 1,120,237,548 USD 292,942 CITI
**
6/17/2026 6,605
COP 1,120,237,551 USD 292,942 JPMC
**
6/17/2026 6,605
CZK 500,000 USD 23,535 CITI 6/17/2026 32
CZK 500,000 USD 23,535 JPMC 6/17/2026 32
EUR 202,999 USD 234,827 CITI 6/17/2026 635
EUR 203,001 USD 234,829 JPMC 6/17/2026 635
GBP 27,000 USD 35,654 CITI 6/17/2026 75

Schedule of Investments
March 31, 2026 (Unaudited)
AQR MS FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
GBP 27,000 USD 35,654 JPMC 6/17/2026 $ 75
HUF 18,078,981 USD 53,262 CITI 6/17/2026 818
HUF 19,807,798 USD 58,586 JPMC 6/17/2026 666
JPY 23,750,001 USD 149,912 CITI 6/17/2026 705
JPY 23,750,000 USD 149,911 JPMC 6/17/2026 705
KRW 49,999,999 USD 33,213 CITI
**
6/17/2026 98
KRW 50,000,001 USD 33,213 JPMC
**
6/17/2026 98
MXN 2,000,000 USD 109,762 CITI 6/17/2026 1,083
MXN 2,000,000 USD 109,762 JPMC 6/17/2026 1,083
NOK 1,000,000 USD 102,450 CITI 6/17/2026 758
NOK 1,000,000 USD 102,450 JPMC 6/17/2026 758
NZD 205,500 USD 118,114 CITI 6/17/2026 297
NZD 205,500 USD 118,113 JPMC 6/17/2026 297
PEN 13,680 USD 3,909 CITI
**
6/17/2026 6
PEN 13,680 USD 3,909 JPMC
**
6/17/2026 6
PLN 310,000 USD 82,976 CITI 6/17/2026 510
PLN 310,000 USD 82,976 JPMC 6/17/2026 510
USD 146,177 AUD 207,502 CITI 6/17/2026 3,173
USD 146,176 AUD 207,500 JPMC 6/17/2026 3,173
USD 483,081 CAD 659,732 CITI 6/17/2026 7,239
USD 483,082 CAD 659,732 JPMC 6/17/2026 7,240
USD 965,579 CHF 743,090 CITI 6/17/2026 28,401
USD 965,581 CHF 743,090 JPMC 6/17/2026 28,403
USD 119,032 CLP 106,649,350 CITI
**
6/17/2026 3,814
USD 119,032 CLP 106,649,350 JPMC
**
6/17/2026 3,815
USD 200,337 CNY 1,366,647 CITI
**
6/17/2026 855
USD 205,794 CNY 1,403,968 JPMC
**
6/17/2026 865
USD 351,486 CZK 7,250,000 CITI 6/17/2026 9,759
USD 351,657 CZK 7,250,000 JPMC 6/17/2026 9,930
USD 845,977 EUR 722,042 CITI 6/17/2026 8,469
USD 849,662 EUR 725,155 JPMC 6/17/2026 8,543
USD 683,709 GBP 509,245 CITI 6/17/2026 9,828
USD 683,710 GBP 509,245 JPMC 6/17/2026 9,829
USD 37,316 HUF 12,207,177 CITI 6/17/2026 801
USD 38,963 HUF 12,773,829 JPMC 6/17/2026 753
USD 59,083 IDR 1,000,000,000 CITI
**
6/17/2026 307
USD 59,083 IDR 1,000,000,000 JPMC
**
6/17/2026 307
USD 357,246 ILS 1,105,613 CITI 6/17/2026 4,801
USD 357,214 ILS 1,105,616 JPMC 6/17/2026 4,768
USD 377,684 INR 35,000,004 CITI
**
6/17/2026 8,906
USD 377,685 INR 34,999,996 JPMC
**
6/17/2026 8,907
USD 348,445 JPY 54,394,439 CITI 6/17/2026 3,489
USD 348,194 JPY 54,355,563 JPMC 6/17/2026 3,485
USD 325,026 KRW 479,261,594 CITI
**
6/17/2026 5,731
USD 325,031 KRW 479,274,840 JPMC
**
6/17/2026 5,726
USD 474,662 MXN 8,364,073 CITI 6/17/2026 11,102
USD 474,664 MXN 8,364,077 JPMC 6/17/2026 11,103
USD –
(a)
NOK 1 CITI 6/17/2026 –
USD –
(a)
NOK 2 JPMC 6/17/2026 –
USD 223,913 NZD 373,501 CITI 6/17/2026 8,699
USD 223,912 NZD 373,500 JPMC 6/17/2026 8,700
USD 6,628 PEN 23,000 CITI
**
6/17/2026 46
USD 6,628 PEN 23,000 JPMC
**
6/17/2026 46
USD 42,886 PHP 2,500,000 CITI
**
6/17/2026 1,843
USD 42,887 PHP 2,500,000 JPMC
**
6/17/2026 1,844
USD 536,627 PLN 1,936,399 CITI 6/17/2026 15,139
USD 536,420 PLN 1,933,997 JPMC 6/17/2026 15,579
USD 274,145 SEK 2,500,000 CITI 6/17/2026 9,034

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MS FUSION FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 274,145 SEK 2,500,000 JPMC 6/17/2026 $ 9,035
USD 844,911 SGD 1,062,432 CITI 6/17/2026 14,109
USD 844,913 SGD 1,062,432 JPMC 6/17/2026 14,111
USD 270,574 THB 8,424,999 CITI 6/17/2026 13,514
USD 270,575 THB 8,425,000 JPMC 6/17/2026 13,515
USD 108,908 TWD 3,477,182 CITI
**
6/17/2026 711
USD 110,347 TWD 3,522,818 JPMC
**
6/17/2026 730
USD 203,905 ZAR 3,379,721 CITI 6/17/2026 5,334
USD 202,426 ZAR 3,352,830 JPMC 6/17/2026 5,435
Total unrealized appreciation 387,154
AUD 618,502 USD 438,273 CITI 6/17/2026 (12,020)
AUD 618,500 USD 438,270 JPMC 6/17/2026 (12,019)
BRL 21,600 USD 4,109 CITI
**
6/17/2026 (10)
BRL 21,600 USD 4,109 JPMC
**
6/17/2026 (10)
CAD 786,232 USD 577,093 CITI 6/17/2026 (10,010)
CAD 786,232 USD 577,092 JPMC 6/17/2026 (10,010)
CHF 48,000 USD 61,358 CITI 6/17/2026 (821)
CHF 48,000 USD 61,358 JPMC 6/17/2026 (821)
CLP 100,000,000 USD 111,233 CITI
**
6/17/2026 (3,199)
CLP 100,000,000 USD 111,232 JPMC
**
6/17/2026 (3,199)
CNY 1,251,365 USD 183,335 CITI
**
6/17/2026 (680)
CNY 1,288,686 USD 188,791 JPMC
**
6/17/2026 (689)
CZK 1,500,000 USD 71,050 CITI 6/17/2026 (347)
CZK 1,500,000 USD 71,050 JPMC 6/17/2026 (347)
EUR 512,789 USD 603,995 CITI 6/17/2026 (9,202)
EUR 515,901 USD 607,672 JPMC 6/17/2026 (9,269)
GBP 531,001 USD 709,294 CITI 6/17/2026 (6,626)
GBP 531,000 USD 709,291 JPMC 6/17/2026 (6,624)
HUF 83,459,122 USD 258,209 CITI 6/17/2026 (8,557)
HUF 83,624,210 USD 257,861 JPMC 6/17/2026 (7,715)
ILS 33,999 USD 10,917 CITI 6/17/2026 (78)
ILS 34,001 USD 10,917 JPMC 6/17/2026 (78)
INR 23,382,738 USD 254,087 CITI
**
6/17/2026 (7,713)
INR 23,382,731 USD 254,086 JPMC
**
6/17/2026 (7,713)
JPY 146,169,296 USD 942,203 CITI 6/17/2026 (15,233)
JPY 146,130,422 USD 941,949 JPMC 6/17/2026 (15,227)
KRW 1,358,080,761 USD 942,238 CITI
**
6/17/2026 (37,452)
KRW 1,358,094,004 USD 942,246 JPMC
**
6/17/2026 (37,451)
MXN 3,364,073 USD 189,418 CITI 6/17/2026 (2,971)
MXN 3,364,077 USD 189,418 JPMC 6/17/2026 (2,971)
NOK 2,250,001 USD 234,621 CITI 6/17/2026 (2,403)
NOK 2,250,002 USD 234,620 JPMC 6/17/2026 (2,403)
NZD 114,501 USD 67,263 CITI 6/17/2026 (1,287)
NZD 114,500 USD 67,262 JPMC 6/17/2026 (1,287)
PEN 177,820 USD 52,559 CITI
**
6/17/2026 (1,669)
PEN 177,820 USD 52,559 JPMC
**
6/17/2026 (1,669)
PHP 7,500,000 USD 128,719 CITI
**
6/17/2026 (5,587)
PHP 7,500,000 USD 128,719 JPMC
**
6/17/2026 (5,587)
PLN 523,209 USD 142,484 CITI 6/17/2026 (1,577)
PLN 517,289 USD 140,931 JPMC 6/17/2026 (1,618)
SEK 1,000,000 USD 109,627 CITI 6/17/2026 (3,583)
SEK 1,000,000 USD 109,627 JPMC 6/17/2026 (3,583)
SGD 58,500 USD 45,960 CITI 6/17/2026 (214)
SGD 58,500 USD 45,960 JPMC 6/17/2026 (214)
THB 3,024,999 USD 94,931 CITI 6/17/2026 (2,634)
THB 3,025,001 USD 94,931 JPMC 6/17/2026 (2,634)
TWD 25,977,182 USD 825,331 CITI
**
6/17/2026 (17,014)
TWD 26,022,818 USD 826,799 JPMC
**
6/17/2026 (17,059)

Schedule of Investments
March 31, 2026 (Unaudited)
AQR MS FUSION FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 223,167 BRL 1,196,168 CITI
**
6/17/2026 $ (3,860)
USD 247,616 BRL 1,328,070 JPMC
**
6/17/2026 (4,446)
USD 19,074 CAD 26,500 CITI 6/17/2026 (40)
USD 19,074 CAD 26,500 JPMC 6/17/2026 (40)
USD 3,781 CHF 3,000 CITI 6/17/2026 (2)
USD 3,781 CHF 3,000 JPMC 6/17/2026 (2)
USD 62,308 CNY 427,844 CITI
**
6/17/2026 (142)
USD 62,308 CNY 427,843 JPMC
**
6/17/2026 (142)
USD 65,678 COP 249,999,998 CITI
**
6/17/2026 (1,171)
USD 65,723 COP 250,000,002 JPMC
**
6/17/2026 (1,127)
USD 23,388 CZK 500,000 CITI 6/17/2026 (179)
USD 23,388 CZK 500,000 JPMC 6/17/2026 (179)
USD 350,038 EUR 303,177 CITI 6/17/2026 (1,622)
USD 350,040 EUR 303,178 JPMC 6/17/2026 (1,621)
USD 103,183 GBP 78,001 CITI 6/17/2026 (36)
USD 103,180 GBP 77,999 JPMC 6/17/2026 (36)
USD 48,873 HUF 16,609,932 CITI 6/17/2026 (813)
USD 52,585 HUF 17,937,185 JPMC 6/17/2026 (1,071)
USD 28,517 ILS 90,000 CITI 6/17/2026 (173)
USD 28,517 ILS 90,000 JPMC 6/17/2026 (173)
USD 442,536 JPY 69,999,999 CITI 6/17/2026 (1,386)
USD 442,537 JPY 70,000,001 JPMC 6/17/2026 (1,386)
USD 52,138 KRW 78,819,166 CITI
**
6/17/2026 (373)
USD 52,164 KRW 78,819,165 JPMC
**
6/17/2026 (347)
USD 102,324 NOK 1,000,000 CITI 6/17/2026 (884)
USD 102,324 NOK 1,000,000 JPMC 6/17/2026 (884)
USD 1,998 PEN 7,000 CITI
**
6/17/2026 (5)
USD 1,998 PEN 7,000 JPMC
**
6/17/2026 (5)
USD 163,926 PHP 10,000,000 CITI
**
6/17/2026 (246)
USD 163,926 PHP 10,000,000 JPMC
**
6/17/2026 (246)
USD 11,228 PLN 41,783 CITI 6/17/2026 (24)
USD 10,281 PLN 38,264 JPMC 6/17/2026 (23)
USD 105,756 SEK 1,000,000 CITI 6/17/2026 (288)
USD 105,756 SEK 1,000,000 JPMC 6/17/2026 (288)
USD 15,545 TWD 500,000 CITI
**
6/17/2026 (13)
USD 15,545 TWD 500,000 JPMC
**
6/17/2026 (13)
USD 160,633 ZAR 2,751,979 CITI 6/17/2026 (1,057)
USD 160,633 ZAR 2,751,983 JPMC 6/17/2026 (1,056)
ZAR 3,579,718 USD 219,332 CITI 6/17/2026 (9,011)
ZAR 3,552,830 USD 217,851 JPMC 6/17/2026 (9,108)
Total unrealized depreciation (344,602)
Net unrealized appreciation $ 42,552
** Non-deliverable forward foreign currency exchange contracts.
(a) Represents less than $0.5.

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
(Continued)
AQR MS FUSION HV FUND
Schedule of Investments
March 31, 2026 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 330.9%
COMMON STOCKS - 269.4%
Australia - 7 .1%
AGL Energy Ltd. (2)(a) 19,998 136,903
ANZ Group Holdings Ltd. (2)(a) 4,657 117,101
APA Group (2)(a) 10,143 69,872
BHP Group Ltd. (2)(a) 28,244 1,021,940
Brambles Ltd. (2)(a) 1,174 18,425
Evolution Mining Ltd. (2)(a) 35,961 323,818
Harvey Norman Holdings Ltd. (2)(a) 21,499 73,858
IGO Ltd. (2)*(a) 42,154 235,339
Mineral Resources Ltd. (2)*(a) 2,657 102,063
Northern Star Resources Ltd. (2)(a) 28,273 410,999
OceanaGold Corp. (a) 256 8,071
Orica Ltd. (2)(a) 13,485 189,526
Origin Energy Ltd. (2)(a) 6,408 55,142
Pro Medicus Ltd. (2)(a) 752 61,978
QBE Insurance Group Ltd. (2)(a) 14,833 218,887
SEEK Ltd. (2)(a) 1,640 16,116
South32 Ltd. (2)(a) 155,429 470,640
Technology One Ltd. (2)(a) 4,577 86,882
Telstra Group Ltd. (2)(a) 44,609 164,679
Wesfarmers Ltd. (2)(a) 2,163 110,434
Whitehaven Coal Ltd. (2)(a) 13,119 84,650
Worley Ltd. (2)(a) 23,826 187,159
4,164,482
Austria - 0 .0% †
Mondi plc (2)(a) 2,030 22,950
Belgium - 0 .9%
Ageas SA/NV (2)(a) 1,497 110,199
KBC Group NV (2)(a) 1,944 237,930
Liberty Global Ltd., Class A *(a) 12,108 146,386
Umicore SA (2)(a) 2,308 44,031
538,546
Brazil - 0 .2%
Wheaton Precious Metals Corp. 601 78,889
Yara International ASA (2) 631 36,885
115,774
Canada - 8 .2%
Agnico Eagle Mines Ltd. (a) 486 98,650
Alamos Gold, Inc., Class A (a) 2,407 107,087
Alimentation Couche-Tard, Inc. (a) 725 41,094
AltaGas Ltd. (a) 613 21,262
ARC Resources Ltd. (a) 16,627 346,022
Aritzia, Inc. *(a) 782 63,815
Bank of Nova Scotia (The) (a) 3,670 254,507
Barrick Mining Corp. (a) 2,183 89,213
Canadian National Railway Co. (a) 3,926 404,086
Canadian Natural Resources Ltd.
(a) 7,185 350,495
Canadian Pacific Kansas City Ltd.
(a) 3,087 242,926
CCL Industries, Inc., Class B (a) 1,178 73,808
Celestica, Inc. *(a) 1,353 381,672
Descartes Systems Group, Inc.
(The) *(a) 1,787 127,997
Empire Co. Ltd., Class A (a) 3,672 131,533
INVESTMENTS SHARES VALUE ($)
Canada - 8.2% (continued)
Fairfax Financial Holdings Ltd. (a) 67 114,162
George Weston Ltd. (a) 1,322 93,398
iA Financial Corp., Inc. (a) 170 18,866
Intact Financial Corp. (a) 673 121,954
Kinross Gold Corp. (a) 4,493 137,364
Loblaw Cos. Ltd. (a) 1,992 90,815
Lundin Gold, Inc. (a) 3,314 253,261
Magna International, Inc. (a) 411 22,953
Metro, Inc., Class A (a) 427 29,216
Pan American Silver Corp. (a) 514 28,118
Quebecor, Inc., Class B (a) 807 34,267
Royal Bank of Canada (a) 85 13,741
Saputo, Inc. (a) 603 18,839
Sun Life Financial, Inc. (a) 814 50,996
Suncor Energy, Inc. (a) 9,852 651,631
TFI International, Inc. (a) 1,096 119,299
Toromont Industries Ltd. (a) 210 29,401
Toronto-Dominion Bank (The) (a) 1,105 103,200
Tourmaline Oil Corp. (a) 3,048 145,882
4,811,530
Chile - 0 .0% †
Lundin Mining Corp. (a)(b) 681 16,982
China - 0 .2%
Wilmar International Ltd. (2) 35,700 107,256
Denmark - 2 .1%
Danske Bank A/S (2)(a) 11,114 547,726
Genmab A/S (2)*(a) 257 69,216
ISS A/S (2)(a) 6,288 229,032
Jyske Bank A/S (Registered) (2)(a) 637 87,411
Orsted A/S (2)*(a)(c) 4,014 99,543
Pandora A/S (2)(a) 626 44,743
Royal Unibrew A/S (a) 471 38,211
Vestas Wind Systems A/S (2)(a) 3,352 101,133
Zealand Pharma A/S (2)*(a) 635 29,572
1,246,587
Finland - 1 .1%
Kone OYJ, Class B (2)(a) 609 38,879
Nordea Bank Abp (2)(a) 10,915 187,947
Sampo OYJ, Class A (a) 6,767 71,975
UPM-Kymmene OYJ (2)(a) 1,261 39,469
Wartsila OYJ Abp (2)(a) 8,814 328,304
666,574
France - 9 .0%
Air France-KLM (2)*(a) 7,983 80,910
BNP Paribas SA (2)(a) 6,907 657,986
Bouygues SA (2)(a) 1,470 85,196
Carrefour SA (2)(a) 37,554 695,345
Credit Agricole SA (2)(a) 17,370 324,200
Dassault Aviation SA (2)(a) 228 84,862
Eiffage SA (2)(a) 1,734 265,939
Gaztransport Et Technigaz SA (2)(a) 104 24,460
Hermes International SCA (2)(a) 132 250,054
Ipsen SA (2)(a) 117 21,865
Legrand SA (2)(a) 214 33,246
LVMH Moet Hennessy Louis Vuitton
SE (2)(a) 133 72,704

Schedule of Investments
March 31, 2026 (Unaudited)
AQR MS FUSION HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
France - 9.0% (continued)
Orange SA (2)(a) 7,787 159,657
Safran SA (2)(a) 1,156 378,277
SCOR SE (2)(a) 1,346 48,107
SEB SA (2)(a) 587 30,329
Societe Generale SA (2)(a) 7,194 525,284
Thales SA (2)(a) 2,258 662,149
TotalEnergies SE (2)(a) 6,783 622,504
Valeo SE (2)(a) 6,151 75,324
Vinci SA (2)(a) 905 135,840
5,234,238
Germany - 8 .5%
adidas AG (2)(a) 4,161 673,485
Allianz SE (Registered) (2)(a) 1,375 580,687
Bayer AG (Registered) (2)(a) 2,293 106,116
Bechtle AG (2)(a) 1,450 50,004
Commerzbank AG (2)(a) 2,171 79,197
Continental AG (2)(a) 1,644 114,763
Daimler Truck Holding AG (2)(a) 4,098 201,809
Deutsche Bank AG (Registered)
(2)(a) 11,081 329,772
Deutsche Lufthansa AG
(Registered) (2)(a) 20,629 175,672
Deutsche Telekom AG (Registered)
(2)(a) 9,930 370,620
E.ON SE (2)(a) 2,570 56,287
Fraport AG Frankfurt Airport
Services Worldwide (2)*(a) 465 40,509
Freenet AG (2)(a) 1,322 40,706
Fresenius Medical Care AG (2)(a) 1,317 59,683
GEA Group AG (2)(a) 441 31,628
HUGO BOSS AG (2)(a) 2,921 126,438
LANXESS AG (2)(a) 6 133
Mercedes-Benz Group AG (2)(a) 7,053 433,498
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 32 20,209
Nemetschek SE (2)(a) 245 18,341
Nordex SE (2)*(a) 3,157 171,086
Rational AG (2)(a) 61 44,753
Rheinmetall AG (2)(a) 184 310,369
RWE AG (2)(a) 2,054 138,191
Scout24 SE (2)(a)(c) 305 23,533
Siemens Energy AG (2)(a) 4,421 762,399
Talanx AG (2)(a) 249 30,898
4,990,786
Hong Kong - 0 .1%
Prudential plc (2)(a) 1,466 20,382
Techtronic Industries Co. Ltd. (2)(a) 1,500 19,920
40,302
Italy - 4 .9%
A2A SpA (2)(a) 62,213 176,164
Amplifon SpA (2)(a) 19,327 213,231
Enel SpA (2)(a) 9,908 108,322
Eni SpA (2)(a) 3,875 110,181
Fincantieri SpA (2)*(a) 13,164 203,126
FinecoBank Banca Fineco SpA (2)
(a) 9,264 206,112
INVESTMENTS SHARES VALUE ($)
Italy - 4.9% (continued)
Generali (2)(a) 2,552 102,671
Hera SpA (2)(a) 9,643 44,480
Intesa Sanpaolo SpA (2)(a) 19,802 119,760
Leonardo SpA (2)(a) 10,088 686,181
Nexi SpA (2)(a)(c) 31,904 118,840
Pirelli & C SpA (2)(a)(c) 9,337 64,607
Poste Italiane SpA (2)(a)(c) 5,358 126,121
Saipem SpA (2)(a) 12,506 57,219
Snam SpA (2)(a) 2,749 20,825
Telecom Italia SpA (2)*(a) 171,600 120,481
UniCredit SpA (2)(a) 5,171 370,987
2,849,308
Ivory Coast - 0 .0% †
Endeavour Mining plc (2)(a) 306 18,436
Japan - 33 .1%
Advantest Corp. (2)(a) 700 96,605
Aeon Co. Ltd. (2)(a) 18,100 216,403
AGC, Inc. (2)(a) 600 21,257
Aisin Corp. (2)(a) 2,500 35,220
ANA Holdings, Inc. (2)(a) 9,100 162,974
Asahi Group Holdings Ltd. (2)(a) 16,600 165,745
Asahi Intecc Co. Ltd. (2)(a) 3,600 76,875
Asahi Kasei Corp. (2)(a) 8,600 84,147
Astellas Pharma, Inc. (2)(a) 44,900 731,951
BayCurrent, Inc. (2)(a) 9,500 274,990
Brother Industries Ltd. (2)(a) 7,200 133,294
Canon, Inc. (2)(a) 13,900 385,688
Central Japan Railway Co. (2)(a) 6,800 176,808
Chubu Electric Power Co., Inc. (2)
(a) 8,900 146,734
Concordia Financial Group Ltd. (2)
(a) 16,400 146,390
Dai Nippon Printing Co. Ltd. (2)(a) 8,600 156,692
Daiichi Life Group, Inc. (2)(a) 9,700 89,453
Daikin Industries Ltd. (2)(a) 500 59,973
Denso Corp. (2)(a) 1,700 21,315
Dentsu Group, Inc. (2)*(a) 900 15,469
Disco Corp. (2)(a) 200 81,517
Eisai Co. Ltd. (2)(a) 2,600 81,398
ENEOS Holdings, Inc. (2)(a) 17,200 154,974
FANUC Corp. (2)(a) 5,400 188,227
Fujitsu Ltd. (2)(a) 2,900 59,307
Fukuoka Financial Group, Inc. (2)
(a) 7,300 279,558
Hitachi Ltd. (2)(a) 4,100 120,276
Honda Motor Co. Ltd. (2)(a) 55,800 451,621
Hoya Corp. (2)(a) 1,400 242,705
Idemitsu Kosan Co. Ltd. (2)(a) 3,400 33,380
Iida Group Holdings Co. Ltd. (2)(a) 2,900 44,614
Isetan Mitsukoshi Holdings Ltd. (2)
(a) 27,900 514,069
Japan Airlines Co. Ltd. (2)(a) 9,000 146,938
Japan Post Bank Co. Ltd. (2)(a) 36,200 590,429
Japan Post Holdings Co. Ltd. (2)(a) 26,200 302,517
Japan Tobacco, Inc. (2)(a) 2,500 95,910
JFE Holdings, Inc. (2)(a) 27,700 324,291
Kajima Corp. (2)(a) 1,000 38,149
Kirin Holdings Co. Ltd. (2)(a) 17,900 284,721

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MS FUSION HV FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 33.1% (continued)
Kobe Bussan Co. Ltd. (2)(a) 5,200 112,523
Kobe Steel Ltd. (2)(a) 24,800 300,976
Komatsu Ltd. (2)(a) 1,500 59,731
Kyoto Financial Group, Inc. (2)(a) 2,900 76,411
Kyushu Electric Power Co., Inc. (2)
(a) 7,100 82,300
LY Corp. (2)(a) 93,000 224,235
Marubeni Corp. (2)(a) 2,900 106,088
MatsukiyoCocokara & Co. (a) 12,900 205,321
MINEBEA MITSUMI, Inc. (2)(a) 8,600 142,804
Mitsubishi Chemical Group Corp.
(2)(a) 18,500 108,153
Mitsubishi Electric Corp. (2)(a) 5,400 176,618
Mitsui & Co. Ltd. (2)(a) 1,400 54,114
Mitsui Chemicals, Inc. (2)(a) 16,000 193,280
Mizuho Financial Group, Inc. (2)(a) 14,500 587,014
MS&AD Insurance Group Holdings,
Inc. (2)(a) 8,700 227,032
Murata Manufacturing Co. Ltd. (2)
(a) 19,300 433,039
Nexon Co. Ltd. (2)(a) 8,600 161,996
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 1,800 40,682
Nippon Steel Corp. (2)(a) 82,400 303,854
Nippon Yusen KK (2)(a) 2,100 77,143
Nissan Chemical Corp. (2)(a) 1,000 38,886
Nissan Motor Co. Ltd. (2)*(a) 24,000 52,017
Niterra Co. Ltd. (2)(a) 1,400 66,012
Nomura Holdings, Inc. (2)(a) 27,500 216,536
Obayashi Corp. (2)(a) 6,100 147,745
Obic Co. Ltd. (a) 16,700 405,333
Oji Holdings Corp. (2)(a) 6,900 37,329
Omron Corp. (2)(a) 13,200 379,752
Ono Pharmaceutical Co. Ltd. (2)(a) 2,500 40,125
Oracle Corp. Japan (a) 100 5,423
ORIX Corp. (2)(a) 3,400 100,883
Otsuka Corp. (2)(a) 1,300 24,888
Pan Pacific International Holdings
Corp. (2)(a) 44,600 272,071
Panasonic Holdings Corp. (2)(a) 32,700 548,423
Rakuten Group, Inc. (2)*(a) 57,200 267,384
Recruit Holdings Co. Ltd. (2)(a) 7,700 335,489
Renesas Electronics Corp. (2)(a) 2,900 41,462
Resona Holdings, Inc. (2)(a) 46,600 531,600
Sanwa Holdings Corp. (2)(a) 7,400 168,293
Seiko Epson Corp. (2)(a) 10,100 124,868
Seven & i Holdings Co. Ltd. (2)(a) 36,200 486,876
Shimano, Inc. (2)(a) 1,000 104,403
Shimizu Corp. (2)(a) 17,800 319,352
Shin-Etsu Chemical Co. Ltd. (2)(a) 6,500 264,672
Shionogi & Co. Ltd. (2)(a) 10,600 234,482
Shiseido Co. Ltd. (2)(a) 4,600 93,979
Shizuoka Financial Group, Inc. (2)
(a) 11,900 197,594
SMC Corp. (2)(a) 400 157,319
Sojitz Corp. (2)(a) 6,900 273,219
Sony Financial Group, Inc. (2) 116,400 106,629
Square Enix Holdings Co. Ltd. (2)
(a) 5,000 79,680
Subaru Corp. (2)(a) 2,100 33,834
INVESTMENTS SHARES VALUE ($)
Japan - 33.1% (continued)
Sumitomo Corp. (2)(a) 6,400 239,482
Sumitomo Metal Mining Co. Ltd.
(2)(a) 900 52,383
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 9,300 296,267
TBS Holdings, Inc. (2)(a) 1,900 68,460
Tokio Marine Holdings, Inc. (2)(a) 2,400 112,658
Tokyo Century Corp. (2)(a) 2,600 33,656
Tokyo Electron Ltd. (2)(a) 1,300 322,986
Tokyo Gas Co. Ltd. (2)(a) 4,000 188,384
TOPPAN Holdings, Inc. (2)(a) 2,500 65,937
Tosoh Corp. (2)(a) 2,500 37,162
TOTO Ltd. (2)(a) 600 19,837
Toyota Motor Corp. (2)(a) 22,200 461,479
Toyota Tsusho Corp. (2)(a) 3,100 120,146
USS Co. Ltd. (2)(a) 8,500 89,410
Yamato Holdings Co. Ltd. (2)(a) 2,500 27,879
Yamazaki Baking Co. Ltd. (2)(a) 1,000 22,353
Yokogawa Electric Corp. (2)(a) 1,700 52,536
19,273,471
Netherlands - 3 .5%
ABN AMRO Bank NV, CVA (2)(a)(c) 6,498 205,992
Argenx SE (2)*(a) 215 156,034
ASM International NV (2)(a) 292 221,322
ASML Holding NV (2)(a) 439 583,763
ASR Nederland NV (2)(a) 1,749 120,413
EXOR NV (2)(a) 230 17,606
Heineken NV (2)(a) 4,449 342,210
NN Group NV (2)(a) 4,704 367,363
Randstad NV (2)(a) 157 4,098
2,018,801
Nigeria - 0 .2%
Airtel Africa plc (2)(c) 21,911 101,039
Norway - 1 .1%
Gjensidige Forsikring ASA (2)(a) 1,720 44,993
Kongsberg Gruppen ASA (a) 9,014 384,238
Norsk Hydro ASA (2)(a) 2,171 23,139
Storebrand ASA (2)(a) 3,783 68,282
Telenor ASA (a) 4,913 86,408
Vend Marketplaces ASA (a) 819 20,266
627,326
Portugal - 0 .3%
Banco Comercial Portugues SA,
Class R (2) 167,415 163,057
EDP SA (2) 5,874 31,083
194,140
Singapore - 0 .9%
DBS Group Holdings Ltd. (2) 1,000 44,500
Genting Singapore Ltd. (2) 86,200 45,493
Keppel Ltd. (2) 5,400 49,746
Oversea-Chinese Banking Corp.
Ltd. (2) 1,200 20,553
Sea Ltd., ADR *(a) 2,689 222,677
Sembcorp Industries Ltd. (2) 3,900 20,253
Singapore Telecommunications Ltd. 12,000 46,107

Schedule of Investments
March 31, 2026 (Unaudited)
AQR MS FUSION HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Singapore - 0.9% (continued)
United Overseas Bank Ltd. (2) 3,500 100,191
549,520
Spain - 2 .0%
ACS Actividades de Construccion y
Servicios SA (2)(a) 473 57,685
Aena SME SA (a)(c) 7,533 222,202
Banco Santander SA (2)(a) 2,710 30,381
Bankinter SA (2)(a) 8,007 126,810
CaixaBank SA (2)(a) 1,610 19,300
Enagas SA (a) 5,176 102,543
Fluidra SA (2)(a) 1,702 39,480
Iberdrola SA (2)(a) 841 19,254
Indra Sistemas SA (2)(a) 643 35,938
Industria de Diseno Textil SA (2)(a) 3,151 183,416
Naturgy Energy Group SA (a) 1,890 56,580
Repsol SA (2)(a) 6,436 181,164
Unicaja Banco SA (2)(a)(c) 23,872 70,846
1,145,599
Sweden - 3 .3%
Alfa Laval AB (2)(a) 1,088 59,514
Autoliv, Inc. (a)(b) 740 77,818
Boliden AB (2)*(a) 1,726 90,480
Epiroc AB, Class A (2)(a) 678 16,690
Essity AB, Class B (2)(a) 883 22,757
Evolution AB (2)(a)(c) 2,916 183,266
Husqvarna AB, Class B (2)(a) 4,931 19,527
Saab AB, Class B (2)(a) 592 38,746
Sandvik AB (2)(a) 3,074 118,170
Skanska AB, Class B (2)(a) 510 13,795
SSAB AB, Class B (2)(a) 2,314 18,241
Svenska Handelsbanken AB, Class
A (2)(a) 10,990 144,889
Swedbank AB, Class A (2)(a) 5,791 197,378
Swedish Orphan Biovitrum AB
(2)*(a) 1,272 53,310
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 34,879 397,630
Telia Co. AB (2)(a) 68,441 350,643
Volvo AB, Class B (2)(a) 4,218 138,685
1,941,539
Switzerland - 4 .6%
ABB Ltd. (Registered) (2)(a) 5,116 415,972
Accelleron Industries AG (2)(a) 438 39,589
Adecco Group AG (Registered) (2)
(a) 4,929 118,553
Avolta AG (2)*(a) 2,457 147,313
Clariant AG (Registered) (2)*(a) 3,035 29,776
DSM-Firmenich AG (2)(a) 2,542 181,814
Flughafen Zurich AG (Registered)
(2)(a) 574 179,740
Galderma Group AG (2)(a) 387 76,059
Galenica AG (2)(a)(c) 151 17,191
Geberit AG (Registered) (2)(a) 27 18,226
Givaudan SA (Registered) (2)(a) 26 87,919
Kuehne + Nagel International AG
(Registered) (2)(a) 1,058 242,288
Schindler Holding AG (2)(a) 24 7,905
INVESTMENTS SHARES VALUE ($)
Switzerland - 4.6% (continued)
SGS SA (Registered) (2)(a) 1,692 178,318
Sika AG (Registered) (2)(a) 1,033 170,980
Sonova Holding AG (Registered)
(2)(a) 396 90,293
Swatch Group AG (The) (2)(a) 347 76,604
Swissquote Group Holding SA
(Registered) (2)(a) 21 10,432
TE Connectivity plc (a) 570 119,141
Temenos AG (Registered) (2)(a) 424 37,162
Zurich Insurance Group AG (2)(a) 608 429,747
2,675,022
United Kingdom - 9 .6%
Admiral Group plc (2)(a) 1,467 61,358
B&M European Value Retail plc (2)
(a) 10,238 22,990
Barclays plc (2)(a) 80,612 421,882
Bellway plc (2)(a) 1,146 28,182
Burberry Group plc (2)*(a) 6,918 101,225
Centrica plc (2)(a) 29,818 84,428
CK Hutchison Holdings Ltd. (2)(a) 5,000 38,380
Compass Group plc (2)(a) 35,672 995,282
Entain plc (2)(a) 3,490 26,218
Games Workshop Group plc (2)(a) 184 43,497
Hiscox Ltd. (2)(a) 4,619 93,235
Howden Joinery Group plc (2)(a) 5,459 57,821
Inchcape plc (a) 706 7,008
International Consolidated Airlines
Group SA (2)(a) 69,213 328,507
Investec plc (2)(a) 1,581 12,186
ITV plc (2)(a) 51,193 51,775
Kingfisher plc (2)(a) 50,365 191,505
Lloyds Banking Group plc (2)(a) 337,764 418,637
NatWest Group plc (2)(a) 50,196 371,849
Next plc (2)(a) 203 34,297
Pennon Group plc (a) 2,358 16,526
Persimmon plc (2)(a) 4,332 61,841
RELX plc (2)(a) 8,138 266,620
Rolls-Royce Holdings plc (2)(a) 32,574 494,878
RS GROUP plc (2)(a) 1,640 12,280
Sage Group plc (The) (2)(a) 5,835 65,383
TechnipFMC plc (a) 10,240 707,891
Tesco plc (2)(a) 50,112 314,955
Vodafone Group plc (2)(a) 193,313 291,584
5,622,220
United States - 168 .5%
3M Co. (a) 539 78,279
Abercrombie & Fitch Co., Class A
*(a) 2,941 268,719
ADT, Inc. (a) 17,032 111,900
Affirm Holdings, Inc., Class A *(a)(b) 532 24,376
Aflac, Inc. (a)(b) 2,571 282,064
AGCO Corp. (a) 502 58,167
Air Lease Corp., Class A (a) 2,178 141,439
Airbnb, Inc., Class A *(a) 3,721 469,888
Akamai Technologies, Inc. *(a)(b) 3,410 391,639
Albemarle Corp. (a) 591 106,102
Alcoa Corp. (a) 2,311 153,289
Align Technology, Inc. *(a)(b) 1,349 231,259

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MS FUSION HV FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 168.5% (continued)
Allison Transmission Holdings, Inc.
(a)(b) 2,135 249,923
Allstate Corp. (The) (a) 297 61,580
Alnylam Pharmaceuticals, Inc. *(a)
(b) 84 27,793
Amazon.com, Inc. *(a) 169 35,198
Amdocs Ltd. (a) 1,349 88,036
Amentum Holdings, Inc. *(a)(b) 1,986 51,795
Ameren Corp. (a) 2,429 266,996
American Electric Power Co., Inc.
(a) 1,035 135,668
American Financial Group, Inc. (a)
(b) 863 110,214
American Homes 4 Rent, Class A,
REIT (a) 6,974 194,714
American International Group, Inc.
(a)(b) 2,605 196,026
American Tower Corp., REIT (a) 2,469 426,100
American Water Works Co., Inc.
(a)(b) 1,166 158,681
Ameriprise Financial, Inc. (a) 1,293 574,609
Amphenol Corp., Class A (a) 240 30,324
Analog Devices, Inc. (a)(b) 307 97,669
Antero Resources Corp. *(a) 3,406 144,551
Aon plc, Class A (a)(b) 326 105,226
AP Moller - Maersk A/S, Class B
(2)(a) 81 202,328
Applied Industrial Technologies,
Inc. (a) 438 116,210
AptarGroup, Inc. (a) 1,131 142,529
Aramark (a) 13,998 567,479
Arch Capital Group Ltd. *(a) 5,758 552,710
Arista Networks, Inc. *(a)(b) 2,876 353,115
Arrow Electronics, Inc. *(a)(b) 1,069 153,305
ASGN, Inc. *(a)(b) 5,223 202,182
Ashland, Inc. (a)(b) 1,542 85,751
Assured Guaranty Ltd. (a) 714 58,177
ATI, Inc. *(a) 330 48,002
AutoNation, Inc. *(a)(b) 641 125,162
AutoZone, Inc. *(a)(b) 5 16,889
Avient Corp. (a)(b) 1,802 65,413
Avnet, Inc. (a)(b) 4,380 269,896
Axis Capital Holdings Ltd. (a) 4,832 490,013
Ball Corp. (a) 1,161 68,627
Bank of America Corp. (a) 3,935 191,831
Bank of New York Mellon Corp.
(The) (a)(b) 2,133 253,038
Bath & Body Works, Inc. (a) 12,231 228,353
Becton Dickinson & Co. (a)(b) 632 99,369
BellRing Brands, Inc. *(a)(b) 2,680 43,121
Best Buy Co., Inc. (a)(b) 2,725 174,945
Biogen, Inc. *(a)(b) 1,034 189,563
BioMarin Pharmaceutical, Inc. *(a) 6,114 345,380
Blackbaud, Inc. *(a)(b) 657 25,367
Blackrock, Inc. (a) 618 594,337
Booking Holdings, Inc. (a) 253 1,065,210
BorgWarner, Inc. (a) 6,636 360,069
Boston Beer Co., Inc. (The), Class
A *(a) 236 54,374
BP plc (2)(a) 118,527 927,687
INVESTMENTS SHARES VALUE ($)
United States - 168.5% (continued)
Bright Horizons Family Solutions,
Inc. *(a) 4,602 377,962
Brink's Co. (The) (a)(b) 321 33,265
Bristol-Myers Squibb Co. (a) 19,100 1,158,414
Broadcom, Inc. (a) 510 157,850
Broadridge Financial Solutions, Inc.
(a)(b) 2,451 398,238
Brunswick Corp. (a)(b) 1,767 128,567
Burlington Stores, Inc. *(a)(b) 994 323,428
CACI International, Inc., Class A
*(a)(b) 465 252,900
Camden Property Trust, REIT (a) 727 70,999
Capital One Financial Corp. (a) 3,542 646,167
CarMax, Inc. *(a)(b) 6,129 254,844
Carpenter Technology Corp. (a) 430 169,485
Carrier Global Corp. (a)(b) 3,810 214,541
CCC Intelligent Solutions Holdings,
Inc. *(a) 12,799 76,794
CDW Corp. (a)(b) 1,645 199,078
Centene Corp. *(a) 18,748 613,810
Charter Communications, Inc.,
Class A *(a)(b) 1,379 297,699
Chemed Corp. (a) 440 166,206
Cheniere Energy, Inc. (a)(b) 1,077 305,610
Chewy, Inc., Class A *(a)(b) 1,471 39,717
Chipotle Mexican Grill, Inc., Class
A *(a)(b) 5,749 184,025
Chord Energy Corp. (a) 1,478 210,142
Chubb Ltd. (a) 2,911 948,781
Ciena Corp. *(a)(b) 437 169,657
Cigna Group (The) (a)(b) 1,233 328,903
Cincinnati Financial Corp. (a) 117 18,410
Citizens Financial Group, Inc. (a) 3,910 234,483
Cloudflare, Inc., Class A *(a)(b) 707 145,882
CNA Financial Corp. (a)(b) 3,083 141,571
CNH Industrial NV (a)(b) 26,585 292,435
CNO Financial Group, Inc. (a) 2,032 83,434
Coca-Cola Consolidated, Inc. (a) 824 157,994
Cognex Corp. (a)(b) 670 32,823
Cognizant Technology Solutions
Corp., Class A (a) 303 18,589
Columbia Sportswear Co. (a) 3,386 185,587
Comfort Systems USA, Inc. (a) 374 515,742
Commerce Bancshares, Inc. (a)(b) 1,890 92,988
Commercial Metals Co. (a) 1,086 66,713
Commvault Systems, Inc. *(a) 1,377 107,255
Concentrix Corp. (a)(b) 3,984 109,002
ConocoPhillips (a)(b) 2,945 388,740
Cooper Cos., Inc. (The) *(a)(b) 4,691 335,407
COPT Defense Properties, REIT
(a)(b) 864 26,438
Core & Main, Inc., Class A *(a)(b) 892 44,065
Corpay, Inc. *(a)(b) 392 114,068
Corteva, Inc. (a) 556 46,543
CoStar Group, Inc. *(a)(b) 6,178 249,221
Costco Wholesale Corp. (a) 348 346,758
Crane Co. (a) 1,291 220,761
CRH plc (a)(b) 759 79,786
Crown Holdings, Inc. (a) 3,241 324,910
Cummins, Inc. (a) 97 52,188

Schedule of Investments
March 31, 2026 (Unaudited)
AQR MS FUSION HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 168.5% (continued)
Curtiss-Wright Corp. (a) 340 231,581
Danaher Corp. (a) 2,615 495,804
Darden Restaurants, Inc. (a)(b) 646 126,642
Darling Ingredients, Inc. *(a) 1,466 90,672
Datadog, Inc., Class A *(a)(b) 2,182 257,585
Deckers Outdoor Corp. *(a) 192 19,217
Delta Air Lines, Inc. (a) 2,766 183,884
Dexcom, Inc. *(a)(b) 1,191 74,795
Docusign, Inc., Class A *(a) 5,008 237,429
Dolby Laboratories, Inc., Class A
(a)(b) 3,293 197,778
Dollar General Corp. (a) 3,979 472,427
Domino's Pizza, Inc. (a) 602 215,992
DoubleVerify Holdings, Inc. *(a) 8,833 83,914
Dover Corp. (a) 2,093 436,286
Dow, Inc. (a)(b) 2,179 90,755
DR Horton, Inc. (a)(b) 534 73,275
DraftKings, Inc., Class A *(a)(b) 7,654 165,479
DTE Energy Co. (a)(b) 138 20,178
DuPont de Nemours, Inc. (a)(b) 1,089 49,876
Eagle Materials, Inc. (a)(b) 93 17,619
East West Bancorp, Inc. (a) 2,827 301,811
Eaton Corp. plc (a)(b) 834 298,297
Ecolab, Inc. (a)(b) 650 172,913
Edison International (a) 14,984 1,096,528
Edwards Lifesciences Corp. *(a)(b) 1,419 113,634
Elastic NV *(a) 3,564 178,164
Elevance Health, Inc. (a) 442 129,396
elf Beauty, Inc. *(a)(b) 2,790 169,102
EMCOR Group, Inc. (a) 451 332,978
EnerSys (a) 450 78,174
EPAM Systems, Inc. *(a) 1,605 217,317
EPR Properties, REIT (a)(b) 403 20,134
Equifax, Inc. (a)(b) 2,258 406,598
Equinix, Inc., REIT (a)(b) 438 429,345
Esab Corp. (a) 1,235 119,375
Evercore, Inc., Class A (a)(b) 877 261,793
Everest Group Ltd. (a) 594 194,149
Everpure, Inc., Class A *(a)(b) 1,666 98,361
Eversource Energy (a) 540 37,411
Exelixis, Inc. *(a)(b) 8,868 380,349
ExlService Holdings, Inc. *(a) 12,343 375,844
Expedia Group, Inc. (a)(b) 553 127,682
Federal Realty Investment Trust,
REIT (a) 1,335 141,790
Federated Hermes, Inc., Class B
(a)(b) 357 20,245
FedEx Corp. (a) 2,175 774,691
Ferguson Enterprises, Inc. (a) 143 33,356
Fidelity National Financial, Inc. (a) 6,013 278,883
Fidelity National Information
Services, Inc. (a)(b) 4,278 200,681
First American Financial Corp. (a) 1,887 113,767
First Hawaiian, Inc. (a) 4,604 113,443
First Horizon Corp. (a) 5,001 113,823
First Solar, Inc. *(a) 437 86,203
FirstCash Holdings, Inc. (a) 995 187,060
Fiserv, Inc. *(a)(b) 3,157 176,161
Five Below, Inc. *(a) 1,335 305,021
Flowserve Corp. (a)(b) 976 71,746
INVESTMENTS SHARES VALUE ($)
United States - 168.5% (continued)
Fluor Corp. *(a)(b) 2,940 137,151
FNB Corp. (a)(b) 3,038 50,795
Ford Motor Co. (a) 6,192 71,456
Fortinet, Inc. *(a) 4,887 399,366
Freeport-McMoRan, Inc. (a) 4,567 268,448
Freshpet, Inc. *(a)(b) 1,745 102,885
Gaming and Leisure Properties,
Inc., REIT (a) 1,043 46,278
Gap, Inc. (The) (a) 9,580 231,836
Garmin Ltd. (a)(b) 253 58,699
Gartner, Inc. *(a)(b) 3,664 580,158
Gates Industrial Corp. plc *(a) 3,128 70,724
GE Aerospace (a) 654 185,586
GE Vernova, Inc. (a) 482 420,738
General Dynamics Corp. (a) 1,046 359,008
General Mills, Inc. (a)(b) 14,087 524,318
General Motors Co. (a) 4,255 316,998
Genpact Ltd. (a) 16,427 611,906
GFL Environmental, Inc. (a) 1,991 83,055
Glacier Bancorp, Inc. (a)(b) 600 26,802
GLOBALFOUNDRIES, Inc. *(a) 1,846 82,110
Globe Life, Inc. (a) 359 49,962
Globus Medical, Inc., Class A *(a)
(b) 826 71,168
GoDaddy, Inc., Class A *(a) 835 69,029
Goodyear Tire & Rubber Co. (The)
*(a)(b) 16,280 107,936
Graham Holdings Co., Class B (a) 22 23,260
Graphic Packaging Holding Co. (a)
(b) 16,403 163,046
Greif, Inc., Class A (a)(b) 1,469 98,526
GSK plc (2)(a) 10,753 296,197
H&R Block, Inc. (a)(b) 3,287 104,329
Haemonetics Corp. *(a) 6,457 363,917
Halozyme Therapeutics, Inc. *(a)(b) 401 25,917
Hanover Insurance Group, Inc.
(The) (a) 407 70,553
Hartford Insurance Group, Inc.
(The) (a) 286 38,676
Hasbro, Inc. (a) 3,234 302,702
Hayward Holdings, Inc. *(a) 1,230 16,457
HealthEquity, Inc. *(a) 1,518 126,859
Hewlett Packard Enterprise Co. (a)
(b) 16,301 388,127
HF Sinclair Corp. (a)(b) 378 23,583
Hilton Grand Vacations, Inc. *(a)(b) 3,434 134,338
Holcim AG (2)(a) 2,481 205,084
Home BancShares, Inc. (a)(b) 1,012 27,253
Honeywell International, Inc. (a) 778 175,851
Host Hotels & Resorts, Inc., REIT
(a)(b) 4,863 93,175
Huntington Ingalls Industries, Inc.
(a)(b) 957 363,564
Illinois Tool Works, Inc. (a) 1,245 324,061
Illumina, Inc. *(a)(b) 1,771 218,293
Incyte Corp. *(a)(b) 1,956 184,099
Ingredion, Inc. (a)(b) 218 24,560
Inspire Medical Systems, Inc. *(a)
(b) 770 39,717
Insulet Corp. *(a) 1,478 310,144

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MS FUSION HV FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 168.5% (continued)
InterContinental Hotels Group plc
(2)(a) 1,940 255,837
International Bancshares Corp. (a)
(b) 297 19,985
International Business Machines
Corp. (a)(b) 1,308 317,046
International Flavors & Fragrances,
Inc. (a)(b) 3,236 234,772
Intuit, Inc. (a) 1,166 504,155
Invesco Ltd. (a) 4,346 105,564
Invitation Homes, Inc., REIT (a)(b) 1,372 34,094
IQVIA Holdings, Inc. *(a) 386 65,828
ITT, Inc. (a) 2,344 446,602
Jacobs Solutions, Inc. (a) 334 42,512
Janus Henderson Group plc (a) 1,020 52,397
Jazz Pharmaceuticals plc *(a) 1,196 226,104
JB Hunt Transport Services, Inc. (a) 2,969 629,131
Jones Lang LaSalle, Inc. *(a) 568 172,854
Kemper Corp. (a)(b) 2,170 66,315
Keurig Dr Pepper, Inc. (a)(b) 11,269 296,713
Keysight Technologies, Inc. *(a) 493 139,208
Kimco Realty Corp., REIT (a)(b) 916 20,583
Kinder Morgan, Inc. (a) 7,686 257,712
Kirby Corp. *(a) 515 68,433
KKR & Co., Inc. (a) 4,753 439,653
Knight-Swift Transportation
Holdings, Inc., Class A (a) 1,982 114,124
Lam Research Corp. (a) 556 118,795
Lamar Advertising Co., Class A,
REIT (a)(b) 788 99,808
Landstar System, Inc. (a) 1,411 226,197
Las Vegas Sands Corp. (a) 5,385 290,144
Leonardo DRS, Inc. (a) 4,140 184,313
Lincoln Electric Holdings, Inc. (a) 729 181,579
Linde plc (a)(b) 654 324,227
Lineage, Inc., REIT (a) 1,681 55,070
Littelfuse, Inc. (a)(b) 223 75,675
LivaNova plc *(a) 614 39,026
Lockheed Martin Corp. (a) 715 432,139
Louisiana-Pacific Corp. (a) 11 800
Lowe's Cos., Inc. (a)(b) 782 184,771
Lumentum Holdings, Inc. *(a)(b) 533 374,571
LyondellBasell Industries NV, Class
A (a)(b) 6,735 542,572
Macy's, Inc. (a) 2 36
Madison Square Garden Sports
Corp., Class A *(a)(b) 88 28,283
Manhattan Associates, Inc. *(a)(b) 4,101 545,925
MarketAxess Holdings, Inc. (a) 2,461 406,016
Marsh & McLennan Cos., Inc. (a)(b) 982 170,328
Marzetti Co. (The) (a) 736 101,811
Matador Resources Co. (a)(b) 2,757 174,187
Match Group, Inc. (a) 1,448 44,468
Mattel, Inc. *(a) 8,227 119,538
McKesson Corp. (a) 125 108,170
Medical Properties Trust, Inc., REIT
(a)(b) 14,233 65,899
Medpace Holdings, Inc. *(a)(b) 406 194,957
Medtronic plc (a)(b) 554 48,004
Merck & Co., Inc. (a) 4,173 501,970
INVESTMENTS SHARES VALUE ($)
United States - 168.5% (continued)
MetLife, Inc. (a) 250 17,680
MGIC Investment Corp. (a) 12,650 332,063
MGM Resorts International *(a)(b) 7,128 263,807
Microchip Technology, Inc. (a)(b) 617 39,864
Micron Technology, Inc. (a)(b) 1,215 410,476
Microsoft Corp. (a) 2,818 1,043,138
Mid-America Apartment
Communities, Inc., REIT (a) 585 71,440
Middleby Corp. (The) *(a)(b) 695 92,143
Mohawk Industries, Inc. *(a)(b) 2,252 221,732
Molina Healthcare, Inc. *(a)(b) 127 16,929
MongoDB, Inc., Class A *(a)(b) 915 223,965
Mosaic Co. (The) (a) 12,470 317,985
MSCI, Inc., Class A (a) 543 292,682
Mueller Industries, Inc. (a)(b) 3,253 360,432
Murphy USA, Inc. (a)(b) 310 153,131
Nasdaq, Inc. (a)(b) 655 55,603
Natera, Inc. *(a)(b) 1,578 315,584
Nestle SA (Registered) (2)(a) 10,964 1,075,469
Neurocrine Biosciences, Inc. *(a) 3,800 500,612
New York Times Co. (The), Class
A (a)(b) 4,583 383,735
Newell Brands, Inc. (a)(b) 23,096 79,219
Newmont Corp. (a) 2,077 224,835
News Corp., Class A (a)(b) 800 19,944
Nexstar Media Group, Inc., Class
A (a)(b) 169 30,560
Northern Trust Corp. (a) 1,239 172,927
Norwegian Cruise Line Holdings
Ltd. *(a)(b) 6,042 112,985
NOV, Inc. (a)(b) 1,017 19,130
Novartis AG (Registered) (2)(a) 6,674 1,024,421
Nutanix, Inc., Class A *(a) 10,401 395,342
nVent Electric plc (a) 898 106,215
NVIDIA Corp. (a)(b) 818 142,659
NVR, Inc. *(a) 14 92,258
Occidental Petroleum Corp. (a)(b) 11,357 738,205
OGE Energy Corp. (a) 2,517 120,715
Old Republic International Corp. (a) 3,661 146,074
Ollie's Bargain Outlet Holdings, Inc.
*(a)(b) 1,809 166,500
Omega Healthcare Investors, Inc.,
REIT (a)(b) 583 25,547
Omnicom Group, Inc. (a)(b) 5,796 436,497
ON Semiconductor Corp. *(a)(b) 478 29,598
OneMain Holdings, Inc. (a) 874 46,750
Option Care Health, Inc. *(a)(b) 2,487 66,950
O'Reilly Automotive, Inc. *(a)(b) 4,009 370,071
Otis Worldwide Corp. (a)(b) 708 54,573
Ovintiv, Inc. (a) 3,544 210,372
Owens Corning (a) 1,878 203,237
PACCAR, Inc. (a) 1,581 182,606
Packaging Corp. of America (a)(b) 703 149,191
Palantir Technologies, Inc., Class
A *(a)(b) 1,105 161,639
PBF Energy, Inc., Class A (a) 1,654 78,763
PepsiCo, Inc. (a)(b) 2,498 387,914
Pfizer, Inc. (a) 2,490 69,919
PG&E Corp. (a) 62,968 1,106,347

Schedule of Investments
March 31, 2026 (Unaudited)
AQR MS FUSION HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 168.5% (continued)
Philip Morris International, Inc. (a)
(b) 3,538 584,973
Phillips 66 (a) 2,170 395,331
Pinnacle Financial Partners, Inc.
(a)(b) 4,352 374,881
PNC Financial Services Group, Inc.
(The) (a)(b) 3,029 630,305
Polaris, Inc. (a) 514 28,013
Popular, Inc. 687 92,175
Portland General Electric Co. (a) 3,483 183,798
Primerica, Inc. (a)(b) 111 27,803
Principal Financial Group, Inc. (a)
(b) 2,764 249,064
Procore Technologies, Inc. *(a)(b) 6,738 384,066
Progressive Corp. (The) (a) 2,219 439,895
Prologis, Inc., REIT (a)(b) 1,404 185,581
Prosperity Bancshares, Inc. (a)(b) 7,166 481,412
Prudential Financial, Inc. (a)(b) 329 32,140
Ralliant Corp. (a) 873 36,308
Ralph Lauren Corp., Class A (a) 272 93,565
Regency Centers Corp., REIT (a)(b) 2,083 157,600
Regeneron Pharmaceuticals, Inc.
(a) 698 539,303
Reinsurance Group of America,
Inc. (a) 2,454 501,009
RenaissanceRe Holdings Ltd. (a)(b) 923 274,343
Reynolds Consumer Products, Inc.
(a) 2,673 56,614
Robert Half, Inc. (a)(b) 4,745 120,523
ROBLOX Corp., Class A *(a)(b) 4,536 256,556
Roche Holding AG (2)(a) 320 127,709
Roku, Inc., Class A *(a)(b) 400 37,848
Ross Stores, Inc. (a) 938 203,199
Royal Caribbean Cruises Ltd. (a)(b) 479 131,811
Royalty Pharma plc, Class A (a)(b) 2,087 100,113
RTX Corp. (a) 668 128,857
Rubrik, Inc., Class A *(a)(b) 1,292 63,269
Ryder System, Inc. (a) 934 191,199
S&P Global, Inc. (a) 1,366 581,014
Sabra Health Care REIT, Inc., REIT
(a)(b) 3,514 67,574
Saia, Inc. *(a)(b) 163 57,259
Salesforce, Inc. (a) 2,609 487,022
Sandisk Corp. *(a) 208 132,151
Sanofi SA (2)(a) 11,185 1,080,133
Sarepta Therapeutics, Inc. *(a)(b) 2,556 55,619
SBA Communications Corp., REIT
(a)(b) 318 54,731
Science Applications International
Corp. (a) 2,443 231,890
Seagate Technology Holdings plc
(a)(b) 545 213,509
Selective Insurance Group, Inc. (a) 6,004 452,642
Sempra (a)(b) 904 87,842
SentinelOne, Inc., Class A *(a)(b) 20,089 258,746
ServiceNow, Inc. *(a) 3,490 364,880
Simon Property Group, Inc., REIT
(a) 1,001 186,717
Simpson Manufacturing Co., Inc. (a) 211 36,212
INVESTMENTS SHARES VALUE ($)
United States - 168.5% (continued)
SiteOne Landscape Supply, Inc.
*(a) 1,414 188,218
Smurfit Westrock plc (a)(b) 9,821 391,367
Snowflake, Inc., Class A *(a)(b) 2,853 430,289
Sotera Health Co. *(a) 3,842 55,094
SOUTHSTATE BANK Corp. (a) 1,814 167,831
Southwest Airlines Co. (a)(b) 436 16,381
Sprouts Farmers Market, Inc. *(a)
(b) 2,512 193,751
SS&C Technologies Holdings, Inc.
(a) 265 17,906
State Street Corp. (a) 414 52,396
STERIS plc (a)(b) 190 42,015
Stifel Financial Corp. (a) 10,592 782,960
Stryker Corp. (a) 1,126 369,992
Sunbelt Rentals Holdings, Inc. (2) 269 17,160
Synchrony Financial (a) 3,642 247,729
Take-Two Interactive Software, Inc.
*(a) 1,787 352,933
Tapestry, Inc. (a) 2,632 371,402
Target Corp. (a) 1,906 231,007
Taylor Morrison Home Corp., Class
A *(a) 1,888 109,957
TD SYNNEX Corp. (a)(b) 2,377 401,024
Tenet Healthcare Corp. *(a) 1,882 355,152
Teradyne, Inc. (a) 666 197,442
Texas Capital Bancshares, Inc. *(a) 3,128 296,785
Texas Roadhouse, Inc., Class A (a)
(b) 3,068 506,650
Textron, Inc. (a)(b) 2,886 252,698
TJX Cos., Inc. (The) (a) 7,427 1,186,091
T-Mobile US, Inc. (a) 5,127 1,076,823
Toll Brothers, Inc. (a)(b) 451 61,548
Toro Co. (The) (a) 2,684 250,793
Tradeweb Markets, Inc., Class A (a) 2,304 271,089
TransUnion (a)(b) 1,898 131,323
Travel + Leisure Co. (a) 1,350 93,407
Travelers Cos., Inc. (The) (a) 2,688 784,035
Trex Co., Inc. *(a)(b) 3,412 124,265
Truist Financial Corp. (a)(b) 1,463 67,254
Tyson Foods, Inc., Class A (a) 7,530 482,447
Uber Technologies, Inc. *(a)(b) 5,405 388,782
Ubiquiti, Inc. (a) 51 40,305
Ultragenyx Pharmaceutical, Inc.
*(a)(b) 5,635 118,053
Union Pacific Corp. (a)(b) 862 209,138
United Airlines Holdings, Inc. *(a) 2,722 250,615
United Bankshares, Inc. 113 4,680
United Parcel Service, Inc., Class
B (a)(b) 4,180 411,228
United Therapeutics Corp. *(a) 556 329,697
Universal Health Services, Inc.,
Class B (a) 239 42,774
Unum Group (a) 877 64,047
US Bancorp (a) 1,993 103,656
Valley National Bancorp (a)(b) 3,272 40,180
Ventas, Inc., REIT (a)(b) 3,789 309,864
Veralto Corp. (a)(b) 3,438 303,988
VeriSign, Inc. (a) 694 172,362
Verizon Communications, Inc. (a) 2,604 130,721

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MS FUSION HV FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 168.5% (continued)
Versant Media Group, Inc. *(a) 6,289 232,819
Vertex Pharmaceuticals, Inc. *(a)(b) 117 52,245
Vertiv Holdings Co., Class A (a) 1,093 273,884
VF Corp. (a)(b) 3,544 60,213
Viatris, Inc. (a) 3,715 50,190
VICI Properties, Inc., Class A, REIT
(a) 8,540 233,313
Viking Holdings Ltd. *(a) 5,870 431,328
Voya Financial, Inc. (a)(b) 98 6,695
Walmart, Inc. (a)(b) 6,188 769,045
Warner Music Group Corp., Class
A (a)(b) 3,727 95,188
Watts Water Technologies, Inc.,
Class A (a) 272 78,959
Weatherford International plc (a)(b) 609 57,599
WESCO International, Inc. (a)(b) 320 87,558
West Pharmaceutical Services,
Inc. (a) 243 60,906
Western Digital Corp. (a)(b) 836 226,130
Westinghouse Air Brake
Technologies Corp. (a) 1,477 369,117
Woodward, Inc. (a) 131 46,888
Xylem, Inc. (a)(b) 159 19,001
Zimmer Biomet Holdings, Inc. (a)(b) 220 19,892
Zions Bancorp NA (a) 2,214 127,571
Zoetis, Inc., Class A (a) 147 17,377
Zoom Communications, Inc., Class
A *(a) 2,181 175,331
Zscaler, Inc. *(a)(b) 1,304 182,938
98,405,673
TOTAL COMMON STOCKS
(Cost $147,170,904) 157,378,101
PREFERRED STOCKS - 0.2%
Germany - 0 .2%
Volkswagen AG (Preference) (2)(a)
(Cost $124,611) 1,001 102,395
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 1 .7%
U.S. Treasury Inflation-Linked Notes
1.88%, 7/15/2035 (2)(d)(e)
(Cost $1,010,171) $ 1,012,940 1,007,961
Cost: $1,010,171 $–
NO. OF
RIGHTS
RIGHTS - 0.0% †
Italy - 0 .0% †
Telecom Italia SpA, expiring
4/1/2026 (2)*
(Cost $–) 171,607 2
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 59.3%
INVESTMENT COMPANIES - 26 .7%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.52% (f)(g) 1,947,029 1,947,029
Limited Purpose Cash Investment
Fund, 3.65% (f) 13,667,299 13,667,299
TOTAL INVESTMENT COMPANIES
(Cost $15,614,321) 15,614,328
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 32 .6%
U.S. Treasury Bills
3.56%, 6/18/2026 (2)(h) $ 2,156,000 2,139,197
3.55%, 7/16/2026 (2)(h) 8,010,000 7,925,357
3.59%, 8/27/2026 (2)(h) 9,123,000 8,988,167
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $19,058,154) 19,052,721
TOTAL SHORT-TERM INVESTMENTS
(Cost $34,672,475) 34,667,049
NO. OF
CONTRACTS
PURCHASED OPTIONS - 0.3%
Put Option s - 0 .3%
Over-the-Counter
Equity Index Options - 0 .3%
S&P 500 Index
JPMC
Exercise Price: USD 6,500
Notional Amount:
USD 5,222,816
Expiration Date: 6/18/2026 (2) 8 178,075
NOTIONAL
AMOUNT
Interest Rate Swaptions - 0 .0% †
2-Year Interest Rate Swap,
Pays SOFR Quarterly,
Receives 3.23% Quarterly
JPMC
Exercise Rate: 3.23%
Expiration Date: 6/17/2026 (2) $ 3,487,587 6,491
TOTAL PURCHASED OPTIONS
(Cost $158,877) 184,566
TOTAL LONG POSITIONS
(Cost $183,137,038) 193,340,074
SHARES
SHORT POSITIONS - (264.6)%
COMMON STOCKS - (263.7)%
Australia - ( 7 .7 ) %
Ampol Ltd. (2) (3,131) (72,619)
Atlas Arteria Ltd. (2) (7,970) (23,636)
Aurizon Holdings Ltd. (2) (6,189) (17,085)
CAR Group Ltd. (2) (5,566) (88,852)
Cleanaway Waste Management
Ltd. (2) (14,438) (22,864)
Cochlear Ltd. (2) (1,603) (188,626)
Coles Group Ltd. (2) (14,182) (215,067)

Schedule of Investments
March 31, 2026 (Unaudited)
AQR MS FUSION HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Australia - (7.7)% (continued)
Commonwealth Bank of Australia
(2) (140) (16,395)
Computershare Ltd. (2) (874) (17,237)
CSL Ltd. (2) (2,329) (228,752)
Endeavour Group Ltd. (2) (4,500) (10,186)
Insurance Australia Group Ltd. (17,694) (89,607)
Lendlease Corp. Ltd. (2) (6,278) (14,454)
Liontown Ltd. (2) (57,606) (70,312)
Lynas Rare Earths Ltd. (2) (18,000) (244,394)
Macquarie Group Ltd. (2) (2,565) (364,375)
Medibank Pvt Ltd. (2) (27,285) (82,559)
National Australia Bank Ltd. (2) (6,077) (175,781)
New Hope Corp. Ltd. (2) (4,613) (18,845)
NEXTDC Ltd. (2) (19,332) (154,559)
PLS Group Ltd. (2) (50,134) (183,567)
Qantas Airways Ltd. (2) (7,816) (45,913)
Ramsay Health Care Ltd. (2) (6,099) (165,886)
REA Group Ltd. (2) (567) (62,120)
Reece Ltd. (2) (1,472) (13,697)
Santos Ltd. (2) (17,292) (94,649)
SGH Ltd. (2) (3,133) (89,137)
Sonic Healthcare Ltd. (2) (5,370) (76,301)
Telix Pharmaceuticals Ltd. (2) (30,374) (290,801)
Treasury Wine Estates Ltd. (2) (95,045) (245,288)
Washington H Soul Pattinson & Co.
Ltd. (2) (6,416) (180,308)
Westpac Banking Corp. (2) (4,829) (133,451)
WiseTech Global Ltd. (2) (6,709) (181,013)
Woodside Energy Group Ltd. (2) (23,942) (568,323)
Woolworths Group Ltd. (2) (2,916) (73,636)
(4,520,295)
Belgium - ( 1 .1 ) %
Anheuser-Busch InBev SA/NV (2) (2,371) (164,040)
D'ieteren Group (2) (786) (145,530)
Financiere de Tubize SA (2) (123) (30,512)
Lotus Bakeries NV (2) (3) (33,872)
UCB SA (2) (803) (241,942)
(615,896)
Brazil - ( 0 .3 ) %
MercadoLibre, Inc. (115) (198,837)
Canada - ( 8 .1 ) %
AtkinsRealis Group, Inc. (2,193) (141,092)
BCE, Inc. (18,902) (476,933)
Bombardier, Inc., Class B (621) (109,826)
Brookfield Asset Management Ltd.,
Class A (3,721) (165,440)
Brookfield Corp., Class A (3,165) (128,252)
Brookfield Renewable Corp. (677) (26,981)
CAE, Inc. (4,085) (106,361)
Canadian Imperial Bank of
Commerce (1,450) (137,422)
Canadian Tire Corp. Ltd., Class A (344) (46,262)
Canadian Utilities Ltd., Class A (558) (19,599)
Capital Power Corp. (2,587) (122,534)
Capstone Copper Corp. (16,216) (122,282)
Dollarama, Inc. (131) (16,078)
Element Fleet Management Corp. (1,378) (29,886)
INVESTMENTS SHARES VALUE ($)
Canada - (8.1)% (continued)
Enbridge, Inc. (6,737) (365,205)
Equinox Gold Corp. (11,801) (170,428)
Finning International, Inc. (295) (18,254)
G Mining Ventures Corp. (915) (32,111)
Gildan Activewear, Inc. (3,725) (207,444)
Hudbay Minerals, Inc. (3,090) (64,705)
Hydro One Ltd. (c) (5,584) (230,609)
Keyera Corp. (2,391) (92,488)
Manulife Financial Corp. (2,110) (72,684)
National Bank of Canada (1,857) (240,298)
NexGen Energy Ltd. (3,376) (39,169)
Open Text Corp. (8,790) (195,881)
Pembina Pipeline Corp. (602) (26,947)
RB Global, Inc. (1,238) (118,727)
Restaurant Brands International,
Inc. (1,141) (84,433)
Rogers Communications, Inc.,
Class B (17,261) (663,838)
Shopify, Inc., Class A (2,545) (301,975)
Thomson Reuters Corp. (544) (49,101)
Triple Flag Precious Metals Corp. (5) (174)
Whitecap Resources, Inc. (11,442) (129,135)
WSP Global, Inc. (20) (3,113)
(4,755,667)
China - ( 0 .3 ) %
Prosus NV (2) (3,584) (165,923)
Congo, Democratic Republic of the - ( 0 .2 ) %
Ivanhoe Mines Ltd., Class A (11,734) (100,293)
Denmark - ( 2 .2 ) %
ALK-Abello A/S (2) (238) (7,525)
Carlsberg A/S, Class B (1,448) (179,891)
Coloplast A/S, Class B (2) (453) (30,858)
Demant A/S (2) (4,492) (136,123)
DSV A/S (2) (1,457) (351,877)
NKT A/S (2) (38) (4,947)
Novo Nordisk A/S, Class B (2) (5,256) (192,341)
Novonesis Novozymes, Class B (2) (5,303) (315,058)
Tryg A/S (1,805) (43,023)
(1,261,643)
Finland - ( 0 .2 ) %
Fortum OYJ (2) (1,632) (41,735)
Kesko OYJ, Class B (2) (944) (20,965)
Konecranes OYJ (2) (981) (32,197)
(94,897)
France - ( 8 .9 ) %
Accor SA (2) (1,041) (49,930)
Air Liquide SA (2) (1,045) (216,000)
Airbus SE (2) (2,060) (389,490)
Amundi SA (2)(c) (1,154) (99,172)
AXA SA (2) (755) (34,693)
BioMerieux (2) (1,554) (166,020)
Bollore SE (2) (5,186) (29,654)
Capgemini SE (2) (537) (63,365)
Cie de Saint-Gobain SA (2) (3,339) (276,451)
Cie Generale des Etablissements
Michelin SCA (2) (13,912) (476,610)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MS FUSION HV FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
France - (8.9)% (continued)
Danone SA (2) (2,570) (205,361)
Dassault Systemes SE (2) (18,228) (369,012)
Engie SA (2) (21,359) (688,345)
EssilorLuxottica SA (2) (2,877) (670,413)
FDJ UNITED (2) (3,430) (100,941)
Getlink SE (2) (3,527) (76,109)
L'Oreal SA (2) (378) (154,334)
Pernod Ricard SA (2) (3,451) (256,623)
Publicis Groupe SA (2) (3,383) (280,009)
Remy Cointreau SA (2) (1,597) (69,059)
Renault SA (2) (1,415) (48,512)
Sodexo SA (2) (3,484) (178,841)
SPIE SA (2) (3,331) (166,802)
Technip Energies NV (2) (787) (33,257)
Teleperformance SE (2) (1,747) (102,659)
Veolia Environnement SA (2) (451) (17,177)
(5,218,839)
Germany - ( 7 .3 ) %
BASF SE (2) (15,947) (982,182)
Bayerische Motoren Werke AG (2) (842) (77,891)
Beiersdorf AG (2) (1,723) (154,876)
Carl Zeiss Meditec AG (2) (1,205) (34,635)
CTS Eventim AG & Co. KGaA (2) (2,791) (163,471)
Deutsche Post AG (2) (1,128) (59,453)
Hannover Rueck SE (2) (109) (34,270)
Heidelberg Materials AG (2) (703) (148,359)
Hensoldt AG (2) (1,669) (148,124)
HOCHTIEF AG (2) (107) (48,671)
Infineon Technologies AG (2) (6,206) (281,542)
Knorr-Bremse AG (2) (229) (26,164)
Merck KGaA (2) (2,450) (311,282)
MTU Aero Engines AG (2) (710) (259,021)
RENK Group AG (2) (2,038) (121,815)
SAP SE (2) (3,134) (534,293)
Schaeffler AG (2) (5,195) (43,392)
Siemens AG (Registered) (2) (1,259) (306,735)
Siemens Healthineers AG (2)(c) (2,604) (111,102)
Symrise AG, Class A (2) (2,240) (191,278)
TeamViewer SE (2)(c) (14,032) (72,739)
Zalando SE (2)(c) (7,083) (173,043)
(4,284,338)
Italy - ( 5 .0 ) %
Azimut Holding SpA (2) (797) (30,284)
Banca Monte dei Paschi di Siena
SpA (2) (23,330) (203,567)
BPER Banca SpA (2) (40,151) (526,188)
Brunello Cucinelli SpA (2) (2,760) (241,208)
Coca-Cola HBC AG (2) (2,747) (154,736)
DiaSorin SpA (2) (760) (53,248)
ERG SpA (2) (828) (21,140)
Ferrari NV (2) (1,126) (382,056)
Infrastrutture Wireless Italiane SpA
(2)(c) (7,101) (56,668)
Italgas SpA (2) (35,518) (413,749)
Prysmian SpA (2) (4,949) (584,432)
Technoprobe SpA (2) (2,630) (44,075)
INVESTMENTS SHARES VALUE ($)
Italy - (5.0)% (continued)
Terna - Rete Elettrica Nazionale (2) (17,131) (195,934)
(2,907,285)
Japan - ( 31 .6 ) %
ABC-Mart, Inc. (1,400) (22,278)
Asics Corp. (2) (6,300) (169,376)
Azbil Corp. (2) (16,100) (140,675)
Bandai Namco Holdings, Inc. (2) (1,500) (37,006)
Bridgestone Corp. (2) (4,800) (100,024)
Capcom Co. Ltd. (2) (10,700) (226,112)
Chugai Pharmaceutical Co. Ltd. (2) (6,400) (352,950)
CyberAgent, Inc. (2) (4,000) (34,221)
Daifuku Co. Ltd. (2) (5,400) (190,669)
Daiwa Securities Group, Inc. (2) (21,300) (201,826)
East Japan Railway Co. (2) (13,500) (308,765)
Fuji Electric Co. Ltd. (2) (2,400) (168,125)
FUJIFILM Holdings Corp. (2) (9,600) (182,934)
Fujikura Ltd. (2) (6,600) (181,513)
Hankyu Hanshin Holdings, Inc. (2) (1,400) (40,481)
Hikari Tsushin, Inc. (2) (600) (152,647)
Hirose Electric Co. Ltd. (2) (1,000) (130,914)
Hitachi Construction Machinery Co.
Ltd. (2) (10,400) (357,107)
Ibiden Co. Ltd. (2) (11,400) (570,462)
IHI Corp. (2) (26,100) (538,521)
Inpex Corp. (2) (8,900) (263,258)
ITOCHU Corp. (2) (12,000) (152,646)
Japan Post Insurance Co. Ltd. (2) (18,000) (181,541)
Kansai Electric Power Co., Inc.
(The) (2) (4,300) (71,492)
Kawasaki Heavy Industries Ltd. (2) (19,500) (366,739)
Kawasaki Kisen Kaisha Ltd. (2) (8,300) (140,192)
KDDI Corp. (2) (16,800) (286,049)
Keisei Electric Railway Co. Ltd. (2) (9,600) (71,827)
Keyence Corp. (2) (900) (320,317)
Kikkoman Corp. (2) (26,100) (236,956)
Kioxia Holdings Corp. (2) (800) (104,480)
Kokusai Electric Corp. (2) (4,700) (158,929)
Konami Group Corp. (2) (1,400) (172,519)
Kubota Corp. (2) (27,100) (434,283)
Kyowa Kirin Co. Ltd. (2) (8,200) (134,202)
Lasertec Corp. (2) (1,600) (356,118)
M3, Inc. (2) (50,700) (520,403)
Makita Corp. (2) (4,400) (144,612)
MEIJI Holdings Co. Ltd. (2) (12,700) (309,724)
Mitsubishi Corp. (2) (11,500) (394,519)
Mitsubishi HC Capital, Inc. (2) (21,100) (189,332)
Mitsubishi Heavy Industries Ltd. (2) (4,900) (134,636)
Mitsui Kinzoku Co. Ltd. (2) (1,700) (322,464)
MonotaRO Co. Ltd. (2) (14,900) (161,509)
NIDEC Corp. (2) (9,400) (119,363)
Nintendo Co. Ltd. (2) (2,800) (159,840)
Nippon Paint Holdings Co. Ltd. (2) (36,100) (226,367)
Nippon Sanso Holdings Corp. (2) (9,800) (347,492)
Nissin Foods Holdings Co. Ltd. (2) (6,500) (123,368)
Nitori Holdings Co. Ltd. (2) (3,100) (49,251)
Nitto Denko Corp. (2) (12,100) (242,051)
Nomura Research Institute Ltd. (2) (12,400) (339,359)
Olympus Corp. (2) (53,500) (509,712)
Oriental Land Co. Ltd. (2) (22,500) (382,945)

Schedule of Investments
March 31, 2026 (Unaudited)
AQR MS FUSION HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (31.6)% (continued)
Osaka Gas Co. Ltd. (2) (200) (8,101)
Otsuka Holdings Co. Ltd. (2) (1,800) (127,748)
Rakuten Bank Ltd. (2) (4,900) (179,143)
Ricoh Co. Ltd. (2) (8,900) (75,236)
Rohm Co. Ltd. (2) (5,300) (105,600)
Ryohin Keikaku Co. Ltd. (2) (12,900) (275,281)
Sanrio Co. Ltd. (2) (50,000) (310,863)
SCREEN Holdings Co. Ltd. (2) (13,200) (786,410)
Secom Co. Ltd. (2) (2,200) (83,800)
Seibu Holdings, Inc. (2) (2,500) (69,847)
Sekisui Chemical Co. Ltd. (2) (1,300) (21,825)
Sekisui House Ltd. (2) (10,700) (239,756)
SG Holdings Co. Ltd. (8,500) (79,186)
SoftBank Corp. (2) (73,700) (98,620)
SoftBank Group Corp. (2) (12,300) (299,502)
Sompo Holdings, Inc. (2) (100) (3,893)
Sumitomo Forestry Co. Ltd. (2) (1,800) (16,378)
Sumitomo Mitsui Financial Group,
Inc. (2) (6,500) (213,722)
Suzuki Motor Corp. (2) (23,200) (282,778)
Sysmex Corp. (2) (4,600) (40,116)
T&D Holdings, Inc. (2) (6,100) (156,249)
Taisei Corp. (2) (600) (62,161)
Takeda Pharmaceutical Co. Ltd. (2) (7,400) (272,526)
TDK Corp. (2) (1,300) (16,887)
TIS, Inc. (2) (4,000) (85,526)
Toho Co. Ltd. (21,500) (225,831)
Tokyo Electric Power Co. Holdings,
Inc. (2) (15,500) (63,869)
Tokyu Corp. (2) (3,300) (38,953)
Toyo Suisan Kaisha Ltd. (2) (3,800) (267,238)
Toyota Industries Corp. (2) (4,522) (584,785)
Trend Micro, Inc. (2) (3,800) (126,679)
Unicharm Corp. (12,400) (72,702)
West Japan Railway Co. (5,300) (104,460)
Yakult Honsha Co. Ltd. (2) (8,800) (147,253)
Yamaha Motor Co. Ltd. (2) (59,600) (430,574)
Yaskawa Electric Corp. (2) (4,300) (113,570)
Zensho Holdings Co. Ltd. (2) (1,900) (110,927)
ZOZO, Inc. (2) (7,700) (53,922)
(18,487,018)
Kazakhstan - ( 0 .1 ) %
Freedom Holding Corp. (347) (50,273)
Luxembourg - ( 0 .5 ) %
ArcelorMittal SA (2) (4,152) (215,329)
CVC Capital Partners plc (2)(c) (6,686) (87,288)
(302,617)
Mexico - ( 0 .1 ) %
Fresnillo plc (2) (1,612) (71,454)
Netherlands - ( 1 .2 ) %
Aalberts NV (2) (618) (21,523)
Adyen NV (2)(c) (420) (420,358)
Arcadis NV (2) (943) (30,168)
Koninklijke Ahold Delhaize NV (590) (27,476)
Koninklijke Vopak NV (2) (163) (8,822)
NXP Semiconductors NV (148) (29,135)
Universal Music Group NV (2) (5,386) (104,547)
INVESTMENTS SHARES VALUE ($)
Netherlands - (1.2)% (continued)
Wolters Kluwer NV (2) (833) (62,215)
(704,244)
New Zealand - ( 0 .0 ) % †
Xero Ltd. (2) (425) (22,461)
Norway - ( 0 .9 ) %
Aker BP ASA (2) (4,784) (176,860)
DNB Bank ASA (2) (5,209) (162,983)
Mowi ASA (2) (1,021) (23,221)
Orkla ASA (2) (8,510) (107,095)
TOMRA Systems ASA (2) (3,083) (37,169)
(507,328)
Portugal - ( 0 .2 ) %
Galp Energia SGPS SA (2) (2,518) (60,376)
Jeronimo Martins SGPS SA (2) (1,555) (37,182)
(97,558)
Singapore - ( 1 .9 ) %
Grab Holdings Ltd., Class A (161,743) (591,978)
Singapore Airlines Ltd. (2) (3,400) (17,533)
Singapore Technologies
Engineering Ltd. (2) (10,300) (87,419)
STMicroelectronics NV (2) (12,785) (435,056)
(1,131,986)
South Korea - ( 0 .1 ) %
Delivery Hero SE (2)(c) (3,802) (70,646)
Spain - ( 2 .0 ) %
Acciona SA (2) (851) (223,781)
Amadeus IT Group SA (2) (2,740) (156,675)
Banco Bilbao Vizcaya Argentaria
SA (2) (2,365) (51,083)
Cellnex Telecom SA (2)(c) (5,103) (164,086)
Endesa SA (5,568) (232,203)
Redeia Corp. SA (2) (2,804) (47,529)
Telefonica SA (2) (64,432) (281,924)
(1,157,281)
Sweden - ( 3 .1 ) %
AAK AB (2) (5,193) (133,734)
AddTech AB, Class B (2) (1,984) (68,081)
Assa Abloy AB, Class B (2) (2,644) (95,575)
Atlas Copco AB, Class A (2) (33,648) (593,779)
Axfood AB (863) (29,327)
Elekta AB, Class B (2) (7,721) (45,669)
EQT AB (2) (3,859) (119,736)
Getinge AB, Class B (2) (1,885) (38,052)
Hexagon AB, Class B (2) (10,338) (100,611)
Indutrade AB (2) (1,362) (31,229)
Lifco AB, Class B (2) (3,658) (110,663)
Nibe Industrier AB, Class B (2) (29,682) (124,024)
Nordnet AB publ (2) (873) (28,429)
Skandinaviska Enskilda Banken AB,
Class A (2) (7,881) (145,632)
Svenska Cellulosa AB SCA, Class
B (2) (12,480) (144,698)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MS FUSION HV FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Sweden - (3.1)% (continued)
Trelleborg AB, Class B (2) (457) (17,092)
(1,826,331)
Switzerland - ( 7 .8 ) %
Bachem Holding AG, Class B (2) (910) (75,089)
Banque Cantonale Vaudoise
(Registered) (2) (538) (87,503)
Barry Callebaut AG (Registered) (2) (39) (68,585)
Belimo Holding AG (Registered) (2) (166) (134,817)
BKW AG (2) (100) (19,716)
Chocoladefabriken Lindt &
Spruengli AG (2) (11) (154,462)
Cie Financiere Richemont SA
(Registered) (2) (1,483) (261,848)
EMS-Chemie Holding AG
(Registered) (2) (114) (89,637)
Georg Fischer AG (Registered) (2) (1,298) (66,963)
Helvetia Baloise Holding AG (2) (79) (20,446)
Julius Baer Group Ltd. (2) (1,264) (92,972)
Logitech International SA
(Registered) (2) (1,941) (180,250)
Lonza Group AG (Registered) (2) (517) (331,665)
Partners Group Holding AG (2) (872) (939,878)
Sandoz Group AG (2) (3,449) (270,232)
SIG Group AG (2) (1,195) (17,913)
Straumann Holding AG (Registered)
(2) (3,885) (406,461)
Sulzer AG (Registered) (2) (68) (14,256)
Swiss Life Holding AG (Registered)
(2) (299) (325,675)
Swisscom AG (Registered) (2) (608) (510,211)
Tecan Group AG (Registered) (2) (210) (35,744)
UBS Group AG (Registered) (2) (8,530) (332,614)
VAT Group AG (2)(c) (96) (59,889)
Ypsomed Holding AG (Registered)
(2) (149) (52,234)
(4,549,060)
Thailand - ( 0 .2 ) %
Fabrinet (269) (140,289)
Turkiye - ( 0 .0 ) % †
Eldorado Gold Corp. (108) (3,709)
United Kingdom - ( 9 .7 ) %
Associated British Foods plc (2) (13,096) (327,824)
AstraZeneca plc (2) (1,095) (214,116)
Autotrader Group plc (2)(c) (13,628) (85,299)
Aviva plc (2) (13,915) (111,673)
Babcock International Group plc (2) (11,994) (186,202)
Beazley plc (2) (6,414) (108,373)
British American Tobacco plc (2) (664) (38,551)
BT Group plc (2) (149,073) (417,787)
Bunzl plc (2) (8,455) (254,542)
Convatec Group plc (2)(c) (16,669) (48,081)
Croda International plc (2) (887) (33,309)
DCC plc (2) (1,029) (63,733)
Diageo plc (2) (4,757) (88,467)
Halma plc (2) (981) (50,061)
IMI plc (2) (1,470) (50,008)
Informa plc (2) (9,426) (94,672)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (9.7)% (continued)
J Sainsbury plc (41,509) (186,251)
Legal & General Group plc (2) (15,338) (50,406)
M&G plc (2) (16,020) (58,192)
Man Group plc (2) (12,652) (42,593)
Marks & Spencer Group plc (2) (42,252) (190,376)
National Grid plc (2) (33,143) (559,457)
Pearson plc (2) (2,163) (28,517)
Rightmove plc (2) (6,895) (39,448)
Rotork plc (2) (5,898) (24,525)
Severn Trent plc (2) (1,655) (67,878)
Smith & Nephew plc (2) (16,609) (263,153)
Smiths Group plc (2) (2,101) (64,115)
SSE plc (2) (28,980) (1,001,797)
Standard Chartered plc (2) (7,227) (150,610)
Tate & Lyle plc (12,679) (60,751)
Taylor Wimpey plc (2) (65,966) (78,349)
Unilever plc (2) (2,586) (141,970)
United Utilities Group plc (2) (5,442) (94,888)
Weir Group plc (The) (2) (5,594) (209,790)
Whitbread plc (2) (2,081) (63,981)
Wise plc, Class A (2) (8,135) (97,963)
(5,647,708)
United States - ( 163 .0 ) %
A O Smith Corp. (5,507) (363,132)
AAON, Inc. (186) (15,392)
Abbott Laboratories (5,786) (594,049)
AbbVie, Inc. (3,912) (850,821)
Acadia Healthcare Co., Inc. (11,979) (280,189)
Acerinox SA (2) (5,472) (76,505)
Acuity, Inc. (381) (106,764)
Advanced Micro Devices, Inc. (883) (179,629)
AECOM (2,133) (180,921)
Aegon Ltd. (2) (9,363) (68,474)
AeroVironment, Inc. (959) (175,545)
AES Corp. (The) (5,180) (72,986)
Agilent Technologies, Inc. (1,430) (162,991)
Agree Realty Corp., REIT (1,134) (85,481)
Air Products and Chemicals, Inc. (1,819) (528,401)
Alaska Air Group, Inc. (6,945) (255,437)
Albertsons Cos., Inc., Class A (8,583) (146,254)
Alcon AG (2) (970) (73,323)
Alexandria Real Estate Equities,
Inc., REIT (341) (15,829)
Allegion plc (480) (69,739)
Alliant Energy Corp. (6,117) (438,956)
Ally Financial, Inc. (4,081) (160,098)
Alphabet, Inc., Class A (1,814) (521,634)
Amcor plc (6,872) (273,162)
American Healthcare REIT, Inc.,
REIT (6,731) (317,434)
Americold Realty Trust, Inc., REIT (29,353) (336,385)
AMETEK, Inc. (79) (16,934)
Amgen, Inc. (1,704) (599,552)
Amkor Technology, Inc. (4,052) (182,462)
Apellis Pharmaceuticals, Inc. (11,927) (479,823)
API Group Corp. (5,303) (214,878)
Apollo Global Management, Inc. (2,218) (247,130)
Appfolio, Inc., Class A (550) (86,801)
Apple, Inc. (2,891) (733,707)

Schedule of Investments
March 31, 2026 (Unaudited)
AQR MS FUSION HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (163.0)% (continued)
AppLovin Corp., Class A (922) (366,956)
Aptiv plc (1,277) (88,675)
Archer-Daniels-Midland Co. (2,483) (180,489)
Ares Capital Corp. (27,751) (500,073)
Arrowhead Pharmaceuticals, Inc. (4,656) (291,931)
Arthur J Gallagher & Co. (3,204) (693,922)
Associated Banc-Corp. (5,661) (146,393)
Astera Labs, Inc. (3,897) (427,111)
AT&T, Inc. (9,196) (266,592)
Atmos Energy Corp. (106) (19,580)
Aurora Innovation, Inc. (26,076) (107,433)
Automatic Data Processing, Inc. (760) (154,417)
AvalonBay Communities, Inc., REIT (2,781) (454,276)
Avantor, Inc. (7,183) (56,315)
Avery Dennison Corp. (843) (145,569)
Avis Budget Group, Inc. (5,854) (853,806)
Axon Enterprise, Inc. (468) (198,755)
Bank OZK (4,093) (187,828)
Baxter International, Inc. (8,240) (138,432)
Belden, Inc. (716) (82,218)
Bentley Systems, Inc., Class B (13,593) (477,386)
BILL Holdings, Inc. (4,746) (181,772)
Bio-Rad Laboratories, Inc., Class A (812) (226,345)
Bio-Techne Corp. (6,369) (332,844)
BJ's Wholesale Club Holdings, Inc. (3,104) (305,496)
Black Hills Corp. (2,510) (174,219)
Blackstone Secured Lending Fund (10,315) (244,362)
Blackstone, Inc. (237) (27,253)
Block, Inc., Class A (1,039) (62,527)
Bloom Energy Corp., Class A (984) (133,322)
Blue Owl Capital Corp. (26,383) (291,796)
Boeing Co. (The) (728) (144,894)
BOK Financial Corp. (1,628) (208,482)
Booz Allen Hamilton Holding Corp.,
Class A (2,821) (220,123)
Boston Scientific Corp. (694) (43,549)
Brixmor Property Group, Inc., REIT (7,340) (211,392)
Brown & Brown, Inc. (5,299) (345,548)
Brown-Forman Corp., Class B (2,590) (68,480)
Builders FirstSource, Inc. (2,517) (207,225)
Bunge Global SA (1,537) (195,506)
Buzzi SpA (2) (1,088) (55,006)
BWX Technologies, Inc. (1,124) (229,847)
BXP, Inc., REIT (3,326) (172,619)
Cabot Corp. (1,237) (93,158)
Cadence Design Systems, Inc. (1,435) (398,743)
Campbell's Co. (The) (15,878) (353,603)
Cardinal Health, Inc. (654) (138,197)
Carlyle Secured Lending, Inc. (2,847) (31,146)
Carvana Co., Class A (1,262) (396,748)
Caterpillar, Inc. (692) (490,254)
Cava Group, Inc. (3,427) (277,244)
CBRE Group, Inc., Class A (1,648) (223,238)
Celanese Corp., Class A (548) (36,042)
Celsius Holdings, Inc. (1,393) (49,424)
Cencora, Inc. (1,865) (585,871)
CenterPoint Energy, Inc. (9,017) (389,174)
Certara, Inc. (16,666) (94,996)
CF Industries Holdings, Inc. (3,576) (464,308)
INVESTMENTS SHARES VALUE ($)
United States - (163.0)% (continued)
Charles River Laboratories
International, Inc. (1,126) (194,235)
Charles Schwab Corp. (The) (7,057) (663,217)
Choice Hotels International, Inc. (5,164) (534,474)
Churchill Downs, Inc. (732) (65,756)
Cintas Corp. (1,645) (278,235)
Cirrus Logic, Inc. (1,164) (168,338)
Cisco Systems, Inc. (6,587) (511,085)
Citigroup, Inc. (1,392) (157,867)
Clarivate plc (42,069) (106,435)
Clearway Energy, Inc., Class C (6,002) (235,819)
Cleveland-Cliffs, Inc. (8,965) (75,754)
Clorox Co. (The) (792) (82,075)
CNX Resources Corp. (1,737) (66,961)
Coca-Cola Co. (The) (9,642) (733,274)
Coinbase Global, Inc., Class A (3,311) (578,134)
Colgate-Palmolive Co. (1,223) (104,236)
Comcast Corp., Class A (1,451) (41,658)
Conagra Brands, Inc. (14,981) (235,501)
Constellation Brands, Inc., Class A (826) (123,900)
Constellation Energy Corp. (481) (134,319)
Corcept Therapeutics, Inc. (912) (36,763)
Corning, Inc. (908) (123,461)
Coty, Inc., Class A (17,034) (34,238)
Cousins Properties, Inc., REIT (2,910) (65,679)
Crane NXT Co. (4,616) (187,363)
Credit Acceptance Corp. (249) (105,442)
Crocs, Inc. (1,478) (122,704)
Crowdstrike Holdings, Inc., Class A (156) (60,904)
Crown Castle, Inc., REIT (2,913) (236,856)
CSX Corp. (10,952) (449,580)
CubeSmart, REIT (7,357) (269,634)
Cullen/Frost Bankers, Inc. (155) (21,247)
CVS Health Corp. (1,905) (136,817)
Cytokinetics, Inc. (2,193) (144,541)
DaVita, Inc. (54) (8,299)
Deere & Co. (250) (140,825)
Dell Technologies, Inc., Class C (156) (25,604)
DENTSPLY SIRONA, Inc. (20,610) (239,076)
Devon Energy Corp. (4,601) (231,522)
Dick's Sporting Goods, Inc. (2,220) (440,204)
Digital Realty Trust, Inc., REIT (2,618) (471,790)
Dillard's, Inc., Class A (128) (73,230)
Dominion Energy, Inc. (10,417) (643,979)
Donaldson Co., Inc. (821) (69,678)
DoorDash, Inc., Class A (737) (110,661)
Doximity, Inc., Class A (2,124) (49,489)
Dropbox, Inc., Class A (9,194) (208,888)
DT Midstream, Inc. (127) (17,103)
Duke Energy Corp. (4,681) (612,930)
Dutch Bros, Inc., Class A (5,733) (290,434)
Dycom Industries, Inc. (1,090) (369,314)
Dynatrace, Inc. (500) (18,490)
EastGroup Properties, Inc., REIT (888) (164,360)
Eastman Chemical Co. (2,119) (161,722)
eBay, Inc. (1,699) (154,643)
EchoStar Corp., Class A (2,778) (325,220)
Eli Lilly & Co. (76) (69,903)
Emerson Electric Co. (2,308) (302,394)
Enphase Energy, Inc. (6,264) (236,842)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MS FUSION HV FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (163.0)% (continued)
EQT Corp. (379) (24,120)
Equitable Holdings, Inc. (455) (16,885)
Equity LifeStyle Properties, Inc.,
REIT (7,202) (449,549)
Erie Indemnity Co., Class A (470) (118,116)
Essent Group Ltd. (646) (37,752)
Essex Property Trust, Inc., REIT (258) (62,436)
Etsy, Inc. (1,892) (94,562)
Euronet Worldwide, Inc. (837) (55,552)
Evergy, Inc. (4,991) (408,863)
Exelon Corp. (8,389) (411,229)
Expand Energy Corp. (1,158) (127,125)
Expeditors International of
Washington, Inc. (1,465) (209,832)
Experian plc (2) (316) (10,932)
Exponent, Inc. (716) (46,719)
Extra Space Storage, Inc., REIT (511) (67,007)
F5, Inc. (337) (97,504)
FactSet Research Systems, Inc. (142) (30,813)
Fastenal Co. (8,973) (416,347)
Ferrovial SE (2) (3,426) (222,883)
Fifth Third Bancorp (18,397) (854,725)
First Citizens BancShares, Inc.,
Class A (72) (135,696)
First Financial Bankshares, Inc. (1,168) (34,398)
FirstEnergy Corp. (1,228) (62,210)
Flagstar Bank NA (14,849) (195,561)
Flex Ltd. (2,290) (149,903)
Floor & Decor Holdings, Inc., Class
A (9,552) (485,242)
Flowers Foods, Inc. (4,691) (38,232)
Flutter Entertainment plc (1,643) (167,504)
FMC Corp. (2,158) (37,161)
Fortive Corp. (6,654) (367,833)
Fortune Brands Innovations, Inc. (1,764) (68,743)
Fox Corp., Class A (587) (34,281)
Franklin Resources, Inc. (7,416) (175,166)
FS KKR Capital Corp. (13,638) (138,835)
GATX Corp. (131) (22,367)
GCI Liberty, Inc., Class C (851) (31,666)
GE HealthCare Technologies, Inc. (3,406) (242,439)
Gen Digital, Inc. (8,133) (153,144)
Generac Holdings, Inc. (657) (128,332)
Genuine Parts Co. (1,984) (209,808)
Gilead Sciences, Inc. (2,705) (376,996)
Globant SA (1,296) (59,759)
Goldman Sachs BDC, Inc. (5,905) (52,436)
Golub Capital BDC, Inc. (9,446) (119,586)
Graco, Inc. (448) (37,923)
Grand Canyon Education, Inc. (135) (22,954)
GXO Logistics, Inc. (306) (15,866)
Haleon plc (2) (47,880) (236,958)
Halliburton Co. (3,594) (140,130)
Hamilton Lane, Inc., Class A (1,309) (130,115)
Hancock Whitney Corp. (2,790) (177,416)
Harley-Davidson, Inc. (14,920) (301,682)
HCA Healthcare, Inc. (690) (326,536)
Healthcare Realty Trust, Inc., REIT (10,445) (177,461)
Healthpeak Properties, Inc., REIT (14,660) (240,864)
Hecla Mining Co. (9,070) (168,974)
INVESTMENTS SHARES VALUE ($)
United States - (163.0)% (continued)
HEICO Corp. (795) (217,989)
Hershey Co. (The) (82) (17,047)
Hexcel Corp. (1,375) (111,279)
Highwoods Properties, Inc., REIT (810) (17,342)
Hilton Worldwide Holdings, Inc. (636) (193,395)
Hims & Hers Health, Inc. (11,094) (230,311)
Home Depot, Inc. (The) (2,504) (823,541)
Hormel Foods Corp. (5,602) (126,885)
Houlihan Lokey, Inc., Class A (113) (16,229)
Howard Hughes Holdings, Inc. (760) (48,078)
Howmet Aerospace, Inc. (72) (16,593)
Hubbell, Inc., Class B (932) (457,370)
Humana, Inc. (1,253) (217,258)
Huntington Bancshares, Inc. (28,359) (443,818)
Hyatt Hotels Corp., Class A (5,409) (777,760)
IAC, Inc. (3,861) (154,556)
IDACORP, Inc. (1,428) (204,161)
IDEXX Laboratories, Inc. (571) (320,839)
Independence Realty Trust, Inc.,
REIT (7,559) (112,554)
Ingersoll Rand, Inc. (7,888) (631,987)
Insmed, Inc. (581) (95,005)
Intercontinental Exchange, Inc. (134) (21,076)
International Paper Co. (8,614) (307,520)
Intuitive Surgical, Inc. (319) (147,056)
Ionis Pharmaceuticals, Inc. (1,092) (81,998)
IonQ, Inc. (9,010) (259,758)
IPG Photonics Corp. (1,094) (125,361)
Iridium Communications, Inc. (1,753) (48,628)
Jabil, Inc. (70) (18,594)
Jack Henry & Associates, Inc. (1,527) (241,327)
James Hardie Industries plc,
CHESS (2) (2,940) (54,216)
James Hardie Industries plc, ADR (9,843) (186,426)
Johnson & Johnson (3,150) (769,986)
JPMorgan Chase & Co. (2,115) (622,148)
KB Home (2,900) (150,075)
Kilroy Realty Corp., REIT (6,819) (192,364)
Kimberly-Clark Corp. (3,519) (339,478)
Kinsale Capital Group, Inc. (231) (78,923)
Kite Realty Group Trust, REIT (7,210) (177,006)
Kraft Heinz Co. (The) (9,357) (210,439)
Kratos Defense & Security
Solutions, Inc. (2,837) (200,037)
Kroger Co. (The) (2,746) (198,701)
L3Harris Technologies, Inc. (574) (198,116)
Labcorp Holdings, Inc. (905) (241,463)
Lamb Weston Holdings, Inc. (1,931) (81,604)
Lantheus Holdings, Inc. (2,446) (185,529)
Leidos Holdings, Inc. (777) (120,839)
Lennox International, Inc. (571) (265,018)
Liberty Media Corp-Liberty Formula
One, Class A (754) (58,872)
Lincoln National Corp. (4,981) (176,826)
Lithia Motors, Inc., Class A (166) (41,454)
Live Nation Entertainment, Inc. (1,988) (303,190)
LKQ Corp. (2,245) (65,936)
Loar Holdings, Inc. (3,623) (207,562)
Loews Corp. (1,799) (192,025)
LPL Financial Holdings, Inc. (2,210) (664,834)

Schedule of Investments
March 31, 2026 (Unaudited)
AQR MS FUSION HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (163.0)% (continued)
Lululemon Athletica, Inc. (387) (59,250)
M&T Bank Corp. (2,499) (516,593)
Maplebear, Inc. (2,486) (93,126)
Marathon Petroleum Corp. (350) (85,463)
Markel Group, Inc. (21) (40,195)
Martin Marietta Materials, Inc. (370) (217,812)
Marvell Technology, Inc. (2,027) (200,774)
Masco Corp. (1,003) (60,551)
Mastercard, Inc., Class A (148) (73,950)
Maximus, Inc. (1,652) (105,893)
McCormick & Co., Inc. (Non-Voting) (267) (13,467)
McDonald's Corp. (1,308) (406,513)
MDU Resources Group, Inc. (16,347) (338,710)
Meta Platforms, Inc., Class A (392) (224,275)
Millrose Properties, Inc., Class A,
REIT (3,933) (110,124)
MKS, Inc. (397) (91,235)
Molson Coors Beverage Co., Class
B (3,412) (146,921)
Mondelez International, Inc., Class
A (18,263) (1,052,678)
Monolithic Power Systems, Inc. (244) (266,777)
Monster Beverage Corp. (633) (45,867)
Moody's Corp. (1,035) (451,519)
Motorola Solutions, Inc. (273) (118,474)
MP Materials Corp. (2,502) (120,747)
MSA Safety, Inc. (95) (15,575)
MSC Industrial Direct Co., Inc.,
Class A (1,729) (159,535)
Murphy Oil Corp. (6,333) (261,236)
National Storage Affiliates Trust,
REIT (4,585) (173,038)
nCino, Inc. (5,793) (86,779)
NetApp, Inc. (3,519) (360,310)
Netflix, Inc. (2,910) (279,797)
New Mountain Finance Corp. (3,889) (30,179)
NewMarket Corp. (51) (32,688)
NextEra Energy, Inc. (2,940) (273,067)
Nextpower, Inc., Class A (2,682) (323,315)
NIKE, Inc., Class B (6,765) (357,327)
NiSource, Inc. (2,125) (99,153)
NNN REIT, Inc., REIT (451) (18,956)
Northrop Grumman Corp. (26) (17,738)
Novanta, Inc. (371) (43,819)
NRG Energy, Inc. (825) (120,566)
Oaktree Specialty Lending Corp. (3,910) (44,183)
Oklo, Inc. (6,566) (325,608)
Okta, Inc., Class A (1,775) (139,710)
Old National Bancorp (3,762) (83,140)
Olin Corp. (9,449) (280,919)
ONE Gas, Inc. (365) (31,437)
ONEOK, Inc. (8,041) (726,826)
Organon & Co. (1,396) (8,362)
Ormat Technologies, Inc. (2,951) (330,276)
Palo Alto Networks, Inc. (1,729) (277,193)
Park Hotels & Resorts, Inc., REIT (3,589) (37,792)
Parker-Hannifin Corp. (622) (556,839)
Parsons Corp. (2,003) (108,503)
Paychex, Inc. (2,569) (236,656)
Paycom Software, Inc. (857) (104,160)
INVESTMENTS SHARES VALUE ($)
United States - (163.0)% (continued)
Pegasystems, Inc. (3,005) (127,893)
Penn Entertainment, Inc. (2,291) (34,434)
Performance Food Group Co. (3,678) (315,057)
Perrigo Co. plc (10,980) (117,925)
Pinnacle West Capital Corp. (30) (3,023)
Planet Fitness, Inc., Class A (1,746) (129,867)
Pool Corp. (724) (146,487)
Post Holdings, Inc. (113) (11,171)
Power Integrations, Inc. (1,995) (102,144)
PPG Industries, Inc. (2,684) (286,866)
PPL Corp. (12,307) (470,127)
Procter & Gamble Co. (The) (2,594) (374,677)
PTC, Inc. (1,117) (159,161)
Public Service Enterprise Group,
Inc. (2,471) (200,027)
Public Storage, REIT (1,106) (299,593)
PulteGroup, Inc. (1,874) (220,401)
PVH Corp. (1,854) (129,335)
QIAGEN NV (2) (4,151) (168,156)
Qnity Electronics, Inc. (2,191) (252,798)
Qualys, Inc. (653) (57,366)
Quanta Services, Inc. (74) (40,627)
QuantumScape Corp. (44,485) (283,814)
Quest Diagnostics, Inc. (1,958) (383,729)
QXO, Inc. (15,782) (306,486)
Range Resources Corp. (3,594) (162,377)
Rayonier, Inc., REIT (12,175) (251,049)
Realty Income Corp., REIT (5,691) (348,175)
Reddit, Inc., Class A (669) (90,081)
Regions Financial Corp. (9,487) (247,800)
Repligen Corp. (1,403) (165,301)
Republic Services, Inc., Class A (1,196) (261,948)
ResMed, Inc. (1,150) (258,152)
Revolution Medicines, Inc. (1,347) (130,996)
Revvity, Inc. (1,461) (127,998)
Rexford Industrial Realty, Inc., REIT (4,960) (162,341)
RH (1,284) (179,529)
RingCentral, Inc., Class A (2,494) (92,752)
Rivian Automotive, Inc., Class A (12,826) (193,031)
RLI Corp. (511) (29,147)
Robinhood Markets, Inc., Class A (5,399) (374,151)
Rocket Lab Corp. (1,806) (115,981)
Rockwell Automation, Inc. (455) (163,290)
Rollins, Inc. (2,627) (140,308)
Royal Gold, Inc. (617) (157,020)
Ryan Specialty Holdings, Inc.,
Class A (6,755) (227,914)
Samsara, Inc., Class A (6,838) (216,696)
Schneider Electric SE (2) (1,158) (315,418)
Scotts Miracle-Gro Co. (The) (2,131) (129,586)
SEI Investments Co. (891) (69,917)
Sensata Technologies Holding plc (686) (24,161)
Service Corp. International (1,411) (116,422)
SharkNinja, Inc. (488) (51,679)
Sherwin-Williams Co. (The) (762) (244,259)
Shift4 Payments, Inc., Class A (8,162) (356,924)
Signify NV (2)(c) (1,104) (23,514)
Silgan Holdings, Inc. (3,577) (138,788)
Sirius XM Holdings, Inc. (3,342) (77,133)
Sixth Street Specialty Lending, Inc. (2,767) (50,857)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MS FUSION HV FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (163.0)% (continued)
Skyworks Solutions, Inc. (402) (21,527)
SLB Ltd. (8,848) (454,699)
SLM Corp. (2,096) (44,875)
Snap-on, Inc. (380) (138,024)
SoFi Technologies, Inc. (17,227) (273,565)
Somnigroup International, Inc. (2,037) (150,575)
Sonoco Products Co. (327) (17,687)
Southern Co. (The) (4,756) (459,049)
Southwest Gas Holdings, Inc. (1) (87)
Spire, Inc. (979) (88,639)
SPX Technologies, Inc. (107) (21,394)
STAG Industrial, Inc., REIT (2,998) (108,108)
StandardAero, Inc. (4,073) (105,206)
Stanley Black & Decker, Inc. (209) (14,852)
Starbucks Corp. (3,051) (273,339)
Steel Dynamics, Inc. (2,106) (379,080)
Strategy, Inc., Class A (1,457) (181,834)
Summit Therapeutics, Inc. (2,596) (49,220)
Sun Communities, Inc., REIT (815) (102,657)
Super Micro Computer, Inc. (7,392) (168,316)
Swiss Re AG (2) (1,794) (301,351)
Synaptics, Inc. (1,718) (120,329)
Synopsys, Inc. (59) (23,392)
Sysco Corp. (369) (26,321)
T. Rowe Price Group, Inc. (905) (81,577)
Talen Energy Corp. (544) (173,661)
Teleflex, Inc. (381) (45,571)
Tempus AI, Inc., Class A (3,817) (172,605)
Tenaris SA (2) (9,526) (278,467)
Teradata Corp. (2,154) (55,207)
Terex Corp. (4,209) (248,752)
Tesla, Inc. (835) (310,411)
Tetra Tech, Inc. (2,410) (72,589)
Texas Instruments, Inc. (264) (51,253)
TFS Financial Corp. (4) (56)
Thermo Fisher Scientific, Inc. (164) (80,611)
Thor Industries, Inc. (289) (23,088)
Toast, Inc., Class A (1,545) (40,958)
TopBuild Corp. (1,231) (432,450)
TPG, Inc. (5,317) (215,392)
Tractor Supply Co. (5,717) (258,980)
Trane Technologies plc (868) (361,730)
TransDigm Group, Inc. (195) (225,997)
Trimble, Inc. (961) (62,686)
Twilio, Inc., Class A (3,258) (409,922)
Tyler Technologies, Inc. (439) (150,305)
UDR, Inc., REIT (6,934) (234,231)
UFP Industries, Inc. (304) (28,004)
UGI Corp. (5,909) (215,206)
U-Haul Holding Co. (409) (18,270)
UL Solutions, Inc., Class A (123) (10,542)
UMB Financial Corp. (687) (77,487)
Under Armour, Inc., Class A (37,754) (223,126)
United Rentals, Inc. (163) (118,755)
UnitedHealth Group, Inc. (295) (79,824)
Unity Software, Inc. (12,718) (279,033)
Universal Display Corp. (263) (24,107)
US Foods Holding Corp. (1,718) (158,417)
Vail Resorts, Inc. (1,081) (138,714)
Valmont Industries, Inc. (192) (76,717)
INVESTMENTS SHARES VALUE ($)
United States - (163.0)% (continued)
Valvoline, Inc. (4,875) (164,190)
Viking Therapeutics, Inc. (1,028) (33,451)
Visa, Inc., Class A (1,391) (420,416)
Visteon Corp. (84) (7,653)
Vistra Corp. (1,560) (234,515)
Vontier Corp. (3,390) (120,243)
Vulcan Materials Co. (1,360) (370,328)
W R Berkley Corp. (5,536) (366,926)
Waste Connections, Inc. (444) (72,123)
Waste Management, Inc. (643) (147,755)
Waters Corp. (1,078) (321,028)
Watsco, Inc. (844) (307,039)
Wayfair, Inc., Class A (1,503) (113,041)
WEC Energy Group, Inc. (1,738) (201,208)
Welltower, Inc., REIT (3,935) (777,989)
Wendy's Co. (The) (7,781) (54,078)
Western Alliance Bancorp (1,035) (73,330)
Western Union Co. (The) (26,186) (228,604)
WEX, Inc. (1,169) (178,904)
Whirlpool Corp. (1,787) (96,355)
Williams Cos., Inc. (The) (7,988) (581,367)
Willis Towers Watson plc (559) (162,501)
WillScot Holdings Corp. (20,517) (356,175)
Wingstop, Inc. (992) (153,730)
Wintrust Financial Corp. (130) (18,062)
WP Carey, Inc., REIT (8,842) (600,902)
WW Grainger, Inc. (166) (181,074)
Wyndham Hotels & Resorts, Inc. (2,175) (176,675)
Wynn Resorts Ltd. (3,168) (321,710)
Xcel Energy, Inc. (3,793) (301,316)
Yum! Brands, Inc. (3,888) (604,506)
Zebra Technologies Corp., Class A (360) (75,269)
Zillow Group, Inc., Class C (2,656) (109,905)
ZoomInfo Technologies, Inc., Class
A (15,139) (90,531)
(95,155,521)
Zambia - ( 0 .0 ) % †
First Quantum Minerals Ltd. (329) (7,866)
TOTAL COMMON STOCKS
(Proceeds $(167,294,192))                                                     (154,057,263)
PREFERRED STOCKS - (0.9)%
Germany - ( 0 .9 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(c) (3,581) (163,130)
Henkel AG & Co. KGaA
(Preference) (2) (754) (58,246)
Sartorius AG (Preference) (2) (1,276) (319,276)
TOTAL PREFERRED STOCKS
(Proceeds $(572,177))                                                     (540,652)

Schedule of Investments
March 31, 2026 (Unaudited)
AQR MS FUSION HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS
NO. OF
RIGHTS VALUE ($)
RIGHTS - 0.0%
United States - 0 .0%
Walgreens Boots Alliance, Inc.,
CVR (3)
(Proceeds $–) (1,658) –
TOTAL SHORT POSITIONS
(Proceeds $(167,866,369)) (154,597,915)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 66.3%
(Cost $15,270,669) 38,742,159
OTHER ASSETS IN EXCESS OF
LIABILITIES - 33.7%
‡
19,687,098
NET ASSETS - 100.0% 58,429,257
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (1,458,576) ( 2 .5 ) %
Consumer Discretionary 2,919,092 5 .1
Consumer Staples (855,841) ( 1 .5 )
Energy 2,201,326 3 .8
Financials 8,932,093 15 .3
Health Care (3,154,233) ( 5 .4 )
Industrials 3,140,998 5 .4
Information Technology 1,647,480 2 .8
Materials 943,695 1 .6
Purchased Options 184,566 0 .3
Real Estate (4,480,079) ( 7 .7 )
Utilities (6,953,372) ( 11 .9 )
Investment Companies 15,614,328 26 .7
U.S. Treasury Obligations 20,060,682 34 .3
Total Investments In Securities
At Value 38,742,159 66 .3
Other Assets in Excess of
Liabilities ‡ 19,687,098 33 .7
Net Assets
$ 58,429,257 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures, swap and written option contracts, and value of reverse repurchase agreements.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at March 31,
2026 amounted to $155,426,446, which is inclusive of rehypothecated amounts disclosed below. In addition, $12,150,898 of cash collateral was also pledged.
(b) All or a portion of this security has been rehypothecated. Total value of all such securities at March 31, 2026 amounted to $33,763,423.
(c) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2026 amounted to $1,233,180 of investments in securities and $(1,865,624) of securities sold short, which represents 2.11% and (3.19)% of net assets of the Fund, respectively.
(d) Inflation-protected security.
(e) On March 31, 2026, securities valued at $1,007,961 were pledged as collateral for reverse repurchase agreements outstanding.
(f) Represents 7-day effective yield as of March 31, 2026.
(g) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(h) The rate shown was the effective yield at the date of purchase.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MS FUSION HV FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
Reverse repurchase agreements outstanding as of March 31, 2026:
Over-the-Counter
COUNTERPARTY
TRADE
DATE RATE
MATURITY
DATE CURRENCY
PRINCIPAL
AMOUNT
AND VALUE
OF REVERSE
REPURCHASE
AGREEMENT
BNPP 3/20/2026 3.79% 4/9/2026 USD $ 501,250
BNPP 3/23/2026 3.80% 4/9/2026 USD 500,000
$ 1,001,250
The weighted average daily balance of the reverse repurchase agreements during the period ended March 31, 2026 was $945,694 at a net weighted average interest rate of 3.795%.
Written put option contracts (premium-style) outstanding as of March 31, 2026:
Over-the-Counter
D ESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE
PREMIUM
PAID
(RECEIVED) VALUE
S&P 500 Index JPMC 4 USD (2,611,408) USD 5,600 6/18/2026 $ (26,105) $ (21,922)
$ (26,105) $ (21,922)
Credit default swap contracts outstanding - buy protection as of March 31, 2026:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Main Index
Series 45.V1 1 .00 % Quarterly 6/20/2031 0 .66 % EUR 50,000 $ (772) $ (20) $ (792)
iTraxx Europe Main Index
Series 45.V1 1 .00 Quarterly 6/20/2031 0 .66 EUR 50,000 (772) (20) (792)
Markit CDX North America
High Yield Index Series
46.V1 5 .00 Quarterly 6/20/2031 3 .86 USD 18,000 (721) (171) (892)
Markit CDX North America
High Yield Index Series
46.V1 5 .00 Quarterly 6/20/2031 3 .86 USD 18,000 (721) (170) (891)
$ (2,986) $ (381) $ (3,367)
Credit default swap contracts outstanding - sell protection as of March 31, 2026 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 45.V1 5 .00 % Quarterly 6/20/2031 3 .53 % EUR 62,000 $ 4,736 $ (123) $ 4,613
iTraxx Europe Crossover
Index Series 45.V1 5 .00 Quarterly 6/20/2031 3 .53 EUR 62,000 4,736 (123) 4,613
Markit CDX North America
Investment Grade Index
Series 46.V1 1 .00 Quarterly 6/20/2031 0 .63 USD 114,000 1,904 102 2,006

Schedule of Investments
March 31, 2026 (Unaudited)
AQR MS FUSION HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
Investment Grade Index
Series 46.V1 1 .00 % Quarterly 6/20/2031 0 .63 % USD 114,000 $ 1,904 $ 102 $ 2,006
13,280 (42) 13,238
Markit CDX North America
Emerging Markets Index
Series 45.V1 1 .00 % Quarterly 6/20/2031 1 .94 % USD 37,000 $ (1,495) $ (53) $ (1,548)
Markit CDX North America
Emerging Markets Index
Series 45.V1 1 .00 Quarterly 6/20/2031 1 .94 USD 37,000 (1,495) (53) (1,548)
(2,990) (106) (3,096)
$ 10,290 $ (148) $ 10,142
Forward effective interest rate swap contracts outstanding as of March 31, 2026:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 3.00% Semi 6/21/2028 CAD 100,000 $ 181 $ 88 $ 269
Pay 1D CORRA Semi 3.00% Semi 6/21/2028 CAD 200,000 369 173 542
Pay 1D CORRA Semi 3.00% Semi 9/20/2028 CAD 1,500,000 (171) 2,662 2,491
Pay 1D CORRA Semi 3.00% Semi 9/20/2028 CAD 1,600,000 (174) 2,834 2,660
Pay 1D CORRA Semi 3.50% Semi 9/17/2036 CAD 1,800,000 23,677 631 24,308
Pay 1D CORRA Semi 3.50% Semi 9/17/2036 CAD 1,900,000 25,186 376 25,562
Pay 1D SOFR Annual 4.00% Annual 9/17/2036 USD 200,000 1,821 515 2,336
Pay 1D SOFR Annual 4.00% Annual 9/17/2036 USD 300,000 2,743 478 3,221
Pay 1D SONIA Annual 4.50% Annual 9/20/2028 GBP 6,400,000 2,555 32,104 34,659
Pay 1D SONIA Annual 4.50% Annual 9/20/2028 GBP 6,500,000 3,395 31,578 34,973
Pay 1D SONIA Annual 4.50% Annual 9/17/2036 GBP 100,000 (391) 607 216
Pay 1D THOR Qtrly 2.00% Qtrly 6/17/2031 THB 1,000,000 318 – 318
Pay 1D THOR Qtrly 2.00% Qtrly 6/17/2031 THB 1,000,000 318 – 318
Pay 1D THOR Qtrly 2.00% Qtrly 9/16/2031 THB 3,900,000 892 2 894
Pay 1D THOR Qtrly 2.00% Qtrly 9/16/2031 THB 3,900,000 892 3 895
Pay 1D TIIEOIS Monthly 8.00% Monthly 9/13/2028 MXN 32,500,000 257 – 257
Pay 1D TIIEOIS Monthly 8.00% Monthly 9/13/2028 MXN 32,500,000 257 – 257
Pay 3M BBR Qtrly 4.00% Semi 6/14/2028 NZD 5,400,000 20,042 4,231 24,273
Pay 3M BBR Qtrly 4.00% Semi 6/14/2028 NZD 5,300,000 19,671 4,273 23,944
Pay 3M BBR Qtrly 4.00% Semi 9/13/2028 NZD 4,500,000 5,904 4,123 10,027
Pay 3M BBR Qtrly 4.00% Semi 9/13/2028 NZD 4,500,000 5,904 4,123 10,027
Pay 3M HIBOR Qtrly 3.00% Qtrly 9/20/2028 HKD 1,200,000 133 342 475
Pay 3M HIBOR Qtrly 3.00% Qtrly 9/20/2028 HKD 1,100,000 122 328 450
Pay 3M JIBAR Qtrly 8.00% Qtrly 9/17/2031 ZAR 9,500,000 2,680 833 3,513
Pay 3M JIBAR Qtrly 8.00% Qtrly 9/17/2031 ZAR 9,500,000 2,680 833 3,513
Pay 3M JIBAR Qtrly 8.50% Qtrly 6/18/2036 ZAR 4,600,000 1,511 (323) 1,188
Pay 3M JIBAR Qtrly 8.50% Qtrly 6/18/2036 ZAR 4,600,000 1,511 (323) 1,188
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2028 EUR 16,800,000 (15,928) 46,515 30,587
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2028 EUR 16,800,000 (16,873) 47,465 30,592
Pay 6M NIBOR Semi 5.00% Annual 6/21/2028 NOK 7,600,000 1,059 202 1,261
Pay 6M NIBOR Semi 5.00% Annual 6/21/2028 NOK 7,600,000 1,059 202 1,261
Pay 6M PRIBOR Semi 4.50% Annual 9/20/2028 CZK 5,300,000 854 (81) 773
Pay 6M PRIBOR Semi 4.50% Annual 9/20/2028 CZK 5,300,000 854 (81) 773
Receive 1D CLICP Semi 5.00% Semi 9/20/2028 CLP 410,000,000 646 (412) 234
Receive 1D CLICP Semi 4.50% Semi 9/20/2028 CLP 119,600,000 333 974 1,307
Receive 1D CLICP Semi 4.50% Semi 9/20/2028 CLP 119,600,000 333 974 1,307

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MS FUSION HV FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D CLICP Semi 5.00% Semi 9/20/2028 CLP 410,000,000 $ 646 $ (412) $ 234
Receive 1D CLICP Semi 5.00% Semi 6/17/2031 CLP 40,000,000 (466) 672 206
Receive 1D CLICP Semi 5.00% Semi 6/17/2031 CLP 40,000,000 (466) 672 206
Receive 1D CLICP Semi 5.00% Semi 9/16/2031 CLP 395,000,000 3,717 (1,018) 2,699
Receive 1D CLICP Semi 5.00% Semi 9/16/2031 CLP 395,000,000 3,717 (1,018) 2,699
Receive 1D CORRA Semi 2.50% Semi 6/21/2028 CAD 8,000,000 (29) 34,001 33,972
Receive 1D CORRA Semi 2.50% Semi 6/21/2028 CAD 8,000,000 (532) 34,505 33,973
Receive 1D CORRA Semi 2.50% Semi 9/20/2028 CAD 1,100,000 (281) 6,021 5,740
Receive 1D CORRA Semi 2.50% Semi 9/20/2028 CAD 1,000,000 (275) 5,494 5,219
Receive 1D IBR Qtrly 12.00% Qtrly 6/20/2028 COP 160,000,000 94 69 163
Receive 1D IBR Qtrly 11.00% Qtrly 6/20/2028 COP 369,800,000 1,607 509 2,116
Receive 1D IBR Qtrly 11.00% Qtrly 6/20/2028 COP 369,800,000 1,607 509 2,116
Receive 1D IBR Qtrly 12.00% Qtrly 6/20/2028 COP 160,000,000 94 69 163
Receive 1D IBR Qtrly 12.00% Qtrly 9/18/2028 COP 210,000,000 230 (38) 192
Receive 1D IBR Qtrly 12.00% Qtrly 9/18/2028 COP 210,000,000 230 (38) 192
Receive 1D IBR Qtrly 11.00% Qtrly 6/17/2036 COP 10,400,000 (39) 55 16
Receive 1D IBR Qtrly 11.00% Qtrly 6/17/2036 COP 10,400,000 (39) 55 16
Receive 1D MIBOR Semi 6.50% Semi 6/20/2028 INR 39,500,000 (2,098) 2,469 371
Receive 1D MIBOR Semi 6.50% Semi 6/20/2028 INR 39,400,000 (2,093) 2,463 370
Receive 1D MIBOR Semi 6.50% Semi 9/18/2028 INR 432,500,000 (10,434) 25,190 14,756
Receive 1D MIBOR Semi 6.50% Semi 9/18/2028 INR 432,500,000 (10,434) 25,190 14,756
Receive 1D SARON Annual 0.50% Annual 6/18/2036 CHF 500,000 4,806 (611) 4,195
Receive 1D SARON Annual 0.50% Annual 6/18/2036 CHF 400,000 3,050 156 3,206
Receive 1D SARON Annual 0.50% Annual 9/17/2036 CHF 1,600,000 9,006 9,745 18,751
Receive 1D SARON Annual 0.50% Annual 9/17/2036 CHF 1,700,000 9,957 9,966 19,923
Receive 1D SHIRON Annual 3.50% Annual 9/20/2028 ILS 100,000 132 43 175
Receive 1D SHIRON Annual 3.50% Annual 9/20/2028 ILS 100,000 214 (16) 198
Receive 1D SOFR Annual 3.50% Annual 9/20/2028 USD 23,500,000 (40,997) 71,867 30,870
Receive 1D SOFR Annual 3.50% Annual 9/20/2028 USD 23,600,000 (41,050) 72,081 31,031
Receive 1D SOFR Annual 3.50% Annual 6/18/2031 USD 1,000,000 (9,495) 15,537 6,042
Receive 1D SOFR Annual 3.50% Annual 6/18/2031 USD 900,000 (8,620) 14,058 5,438
Receive 1D SOFR Annual 3.50% Annual 9/17/2031 USD 2,500,000 (844) 16,791 15,947
Receive 1D SOFR Annual 3.50% Annual 9/17/2031 USD 2,500,000 418 15,390 15,808
Receive 1D SONIA Annual 4.00% Annual 9/17/2031 GBP 7,100,000 411 96,446 96,857
Receive 1D SONIA Annual 4.00% Annual 9/17/2031 GBP 7,100,000 3,058 93,797 96,855
Receive 1D TIIEOIS Monthly 8.00% Monthly 6/04/2036 MXN 17,000,000 14,003 21,218 35,221
Receive 1D TIIEOIS Monthly 8.00% Monthly 6/04/2036 MXN 17,000,000 14,003 21,218 35,221
Receive 1D TIIEOIS Monthly 8.00% Monthly 9/03/2036 MXN 4,700,000 918 9,957 10,875
Receive 1D TIIEOIS Monthly 8.00% Monthly 9/03/2036 MXN 4,700,000 918 9,957 10,875
Receive 1D TONAR Annual 1.50% Annual 9/20/2028 JPY 3,527,000,000 (41,831) 74,686 32,855
Receive 1D TONAR Annual 1.50% Annual 9/20/2028 JPY 3,527,000,000 (41,831) 74,686 32,855
Receive 1D TONAR Annual 2.00% Annual 9/17/2036 JPY 182,200,000 9,104 16,955 26,059
Receive 1D TONAR Annual 2.00% Annual 9/17/2036 JPY 182,200,000 9,104 16,955 26,059
Receive 3M BBR Qtrly 4.50% Qtrly 6/08/2028 AUD 8,900,000 19,006 (683) 18,323
Receive 3M BBR Qtrly 4.50% Qtrly 6/08/2028 AUD 8,900,000 19,019 (695) 18,324
Receive 3M BBR Qtrly 4.50% Qtrly 9/07/2028 AUD 19,400,000 67,369 (24,441) 42,928
Receive 3M BBR Qtrly 4.50% Qtrly 9/07/2028 AUD 19,500,000 67,216 (23,936) 43,280
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 6/21/2028 KRW 291,800,000 (445) 1,169 724
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 6/21/2028 KRW 291,800,000 (445) 1,169 724
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 9/20/2028 KRW 3,495,300,000 (3,053) 16,087 13,034
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 9/20/2028 KRW 3,495,300,000 (3,065) 16,087 13,022
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 6/18/2031 KRW 97,300,000 (308) 1,181 873
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 6/18/2031 KRW 97,300,000 (308) 1,181 873
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 9/17/2031 KRW 692,200,000 (1,870) 8,887 7,017
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 9/17/2031 KRW 692,200,000 (1,870) 8,887 7,017
Receive 3M JIBAR Qtrly 7.00% Qtrly 6/21/2028 ZAR 12,000,000 5,242 593 5,835
Receive 3M JIBAR Qtrly 7.00% Qtrly 6/21/2028 ZAR 11,900,000 5,191 595 5,786

Schedule of Investments
March 31, 2026 (Unaudited)
AQR MS FUSION HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 3M JIBAR Qtrly 7.50% Qtrly 9/20/2028 ZAR 15,200,000 $ 607 $ 14 $ 621
Receive 3M JIBAR Qtrly 7.50% Qtrly 9/20/2028 ZAR 15,200,000 607 14 621
Receive 3M JIBAR Qtrly 7.50% Qtrly 6/18/2031 ZAR 500,000 200 126 326
Receive 3M JIBAR Qtrly 7.50% Qtrly 6/18/2031 ZAR 500,000 200 126 326
Receive 3M JIBAR Qtrly 7.50% Qtrly 6/18/2036 ZAR 800,000 (384) 3,407 3,023
Receive 3M JIBAR Qtrly 7.50% Qtrly 6/18/2036 ZAR 800,000 (384) 3,407 3,023
Receive 3M STIBOR Qtrly 3.00% Annual 6/18/2036 SEK 100,000 84 17 101
Receive 3M STIBOR Qtrly 3.00% Annual 9/17/2036 SEK 11,500,000 14,754 (82) 14,672
Receive 3M STIBOR Qtrly 3.00% Annual 9/17/2036 SEK 11,500,000 14,753 (81) 14,672
Receive 3M TWCPBA Qtrly 2.00% Qtrly 6/20/2028 TWD 45,500,000 (767) 4,047 3,280
Receive 3M TWCPBA Qtrly 2.00% Qtrly 6/20/2028 TWD 45,500,000 (767) 4,047 3,280
Receive 3M TWCPBA Qtrly 2.00% Qtrly 9/18/2028 TWD 2,500,000 313 (32) 281
Receive 3M TWCPBA Qtrly 2.00% Qtrly 9/18/2028 TWD 2,500,000 313 (32) 281
Receive 6M BBR Semi 5.00% Semi 6/12/2036 AUD 200,000 1,185 (55) 1,130
Receive 6M BBR Semi 5.00% Semi 6/12/2036 AUD 200,000 1,798 (669) 1,129
Receive 6M BUBOR Semi 7.00% Annual 6/21/2028 HUF 75,000,000 1,752 (619) 1,133
Receive 6M BUBOR Semi 7.00% Annual 6/21/2028 HUF 75,000,000 1,752 (619) 1,133
Receive 6M BUBOR Semi 6.50% Annual 9/20/2028 HUF 80,000,000 2,027 1,503 3,530
Receive 6M BUBOR Semi 6.50% Annual 9/20/2028 HUF 80,000,000 2,027 1,503 3,530
Receive 6M BUBOR Semi 7.00% Annual 9/17/2031 HUF 5,000,000 (199) 318 119
Receive 6M BUBOR Semi 7.00% Annual 9/17/2031 HUF 5,000,000 (199) 318 119
Receive 6M BUBOR Semi 6.50% Annual 6/18/2036 HUF 35,000,000 (1,077) 5,813 4,736
Receive 6M BUBOR Semi 6.50% Annual 6/18/2036 HUF 35,000,000 (1,077) 5,813 4,736
Receive 6M BUBOR Semi 6.00% Annual 9/17/2036 HUF 20,000,000 1,714 3,082 4,796
Receive 6M BUBOR Semi 6.00% Annual 9/17/2036 HUF 20,000,000 1,714 3,082 4,796
Receive 6M EURIBOR Semi 3.00% Annual 9/20/2056 EUR 500,000 8,443 3,491 11,934
Receive 6M EURIBOR Semi 3.00% Annual 9/20/2056 EUR 500,000 4,731 7,203 11,934
Receive 6M NIBOR Semi 4.00% Annual 6/18/2036 NOK 9,500,000 22,731 10,732 33,463
Receive 6M NIBOR Semi 4.00% Annual 6/18/2036 NOK 9,500,000 22,731 10,732 33,463
Receive 6M NIBOR Semi 4.00% Annual 9/17/2036 NOK 5,000,000 12,675 4,054 16,729
Receive 6M NIBOR Semi 4.00% Annual 9/17/2036 NOK 5,000,000 12,667 4,062 16,729
Receive 6M PRIBOR Semi 4.00% Annual 9/20/2028 CZK 27,400,000 4,520 5,337 9,857
Receive 6M PRIBOR Semi 4.00% Annual 9/20/2028 CZK 27,400,000 4,520 5,337 9,857
Receive 6M PRIBOR Semi 4.00% Annual 6/18/2031 CZK 8,100,000 (4,174) 11,437 7,263
Receive 6M PRIBOR Semi 4.00% Annual 6/18/2031 CZK 8,100,000 (4,174) 11,437 7,263
Receive 6M WIBOR Semi 4.50% Annual 6/18/2036 PLN 200,000 (1,520) 3,234 1,714
Receive 6M WIBOR Semi 4.50% Annual 6/18/2036 PLN 200,000 (1,520) 3,190 1,670
Receive 6M WIBOR Semi 4.50% Annual 9/17/2036 PLN 700,000 6,093 23 6,116
Receive 6M WIBOR Semi 4.50% Annual 9/17/2036 PLN 700,000 6,093 23 6,116
280,251 1,103,371 1,383,622
Pay 1D CLICP Semi 4.50% Semi 6/20/2028 CLP 469,300,000 (83) (4,567) (4,650)
Pay 1D CLICP Semi 4.50% Semi 6/20/2028 CLP 469,300,000 (83) (4,567) (4,650)
Pay 1D CORRA Semi 3.00% Semi 6/18/2036 CAD 1,500,000 (15,295) (7,896) (23,191)
Pay 1D CORRA Semi 3.00% Semi 6/18/2036 CAD 1,400,000 (12,458) (9,187) (21,645)
Pay 1D MIBOR Semi 6.50% Semi 6/17/2031 INR 14,200,000 291 (2,403) (2,112)
Pay 1D MIBOR Semi 6.50% Semi 6/17/2031 INR 14,200,000 291 (2,403) (2,112)
Pay 1D MIBOR Semi 6.50% Semi 9/16/2031 INR 15,000,000 (941) (1,726) (2,667)
Pay 1D MIBOR Semi 6.50% Semi 9/16/2031 INR 15,000,000 (941) (1,726) (2,667)
Pay 1D MIBOR Semi 6.50% Semi 6/17/2036 INR 15,000,000 969 (6,758) (5,789)
Pay 1D MIBOR Semi 6.50% Semi 6/17/2036 INR 15,000,000 969 (6,758) (5,789)
Pay 1D MIBOR Semi 6.50% Semi 9/16/2036 INR 104,900,000 (22,479) (20,404) (42,883)
Pay 1D MIBOR Semi 6.50% Semi 9/16/2036 INR 104,900,000 (22,479) (20,404) (42,883)
Pay 1D SARON Annual 0.00% Annual 6/21/2028 CHF 5,100,000 (14,623) (9,821) (24,444)
Pay 1D SARON Annual 0.00% Annual 6/21/2028 CHF 5,200,000 (14,899) (10,124) (25,023)
Pay 1D SARON Annual 0.00% Annual 9/20/2028 CHF 11,600,000 (82,254) 15,512 (66,742)
Pay 1D SARON Annual 0.00% Annual 9/20/2028 CHF 11,800,000 (84,911) 17,062 (67,849)
Pay 1D SHIRON Annual 3.50% Annual 9/17/2031 ILS 100,000 340 (842) (502)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MS FUSION HV FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SOFR Annual 3.50% Annual 6/21/2028 USD 5,600,000 $ (7,274) $ (3,632) $ (10,906)
Pay 1D SOFR Annual 3.50% Annual 6/21/2028 USD 5,500,000 (7,474) (3,238) (10,712)
Pay 1D SOFR Annual 3.50% Annual 9/17/2036 USD 4,800,000 (116,625) (40,817) (157,442)
Pay 1D SOFR Annual 3.50% Annual 9/17/2036 USD 4,900,000 (116,054) (44,668) (160,722)
Pay 1D SOFR Annual 4.00% Annual 6/21/2056 USD 300,000 (5,195) (1,807) (7,002)
Pay 1D SOFR Annual 4.00% Annual 6/21/2056 USD 400,000 (8,449) (888) (9,337)
Pay 1D SOFR Annual 4.00% Annual 9/20/2056 USD 400,000 (6,929) (2,551) (9,480)
Pay 1D SOFR Annual 4.00% Annual 9/20/2056 USD 300,000 (4,374) (2,736) (7,110)
Pay 1D SONIA Annual 4.00% Annual 6/18/2031 GBP 800,000 (2,261) (8,383) (10,644)
Pay 1D SONIA Annual 4.00% Annual 6/18/2031 GBP 700,000 (855) (8,459) (9,314)
Pay 1D SONIA Annual 4.50% Annual 9/17/2036 GBP 100,000 (391) 247 (144)
Pay 1D SONIA Annual 4.50% Annual 6/21/2056 GBP 900,000 (19,331) (38,596) (57,927)
Pay 1D SONIA Annual 4.50% Annual 6/21/2056 GBP 900,000 (19,217) (38,710) (57,927)
Pay 1D SONIA Annual 4.50% Annual 9/20/2056 GBP 1,100,000 (53,443) (18,288) (71,731)
Pay 1D SONIA Annual 4.50% Annual 9/20/2056 GBP 1,100,000 (62,269) (9,594) (71,863)
Pay 1D SORA Semi 1.50% Semi 6/21/2028 SGD 1,500,000 (2,802) (958) (3,760)
Pay 1D SORA Semi 1.50% Semi 6/21/2028 SGD 1,500,000 (2,772) (988) (3,760)
Pay 1D SORA Semi 1.50% Semi 9/20/2028 SGD 700,000 (1,140) (1,762) (2,902)
Pay 1D SORA Semi 1.50% Semi 9/20/2028 SGD 800,000 (1,257) (2,080) (3,337)
Pay 1D THOR Qtrly 1.50% Qtrly 9/18/2028 THB 4,500,000 (316) 265 (51)
Pay 1D THOR Qtrly 1.50% Qtrly 9/18/2028 THB 4,500,000 (316) 265 (51)
Pay 1D TIIEOIS Monthly 7.50% Monthly 6/14/2028 MXN 45,500,000 (2,814) (8,567) (11,381)
Pay 1D TIIEOIS Monthly 7.50% Monthly 6/14/2028 MXN 45,500,000 (2,814) (8,567) (11,381)
Pay 1D TIIEOIS Monthly 7.50% Monthly 6/11/2031 MXN 8,800,000 716 (15,084) (14,368)
Pay 1D TIIEOIS Monthly 7.50% Monthly 6/11/2031 MXN 8,800,000 716 (15,084) (14,368)
Pay 1D TIIEOIS Monthly 7.50% Monthly 9/10/2031 MXN 2,000,000 (160) (3,533) (3,693)
Pay 1D TIIEOIS Monthly 7.50% Monthly 9/10/2031 MXN 2,000,000 (160) (3,533) (3,693)
Pay 1D TIIEOIS Monthly 8.50% Monthly 6/04/2036 MXN 5,000,000 244 (1,300) (1,056)
Pay 1D TIIEOIS Monthly 8.50% Monthly 6/04/2036 MXN 5,000,000 244 (1,300) (1,056)
Pay 1D TONAR Annual 1.50% Annual 6/18/2031 JPY 176,300,000 (13,066) (3,233) (16,299)
Pay 1D TONAR Annual 1.50% Annual 6/18/2031 JPY 176,300,000 (13,066) (3,233) (16,299)
Pay 1D TONAR Annual 1.50% Annual 9/17/2031 JPY 762,800,000 (36,563) (47,972) (84,535)
Pay 1D TONAR Annual 1.50% Annual 9/17/2031 JPY 762,800,000 (36,563) (47,972) (84,535)
Pay 1D TONAR Annual 2.00% Annual 6/18/2036 JPY 297,200,000 (29,258) (4,362) (33,620)
Pay 1D TONAR Annual 2.00% Annual 6/18/2036 JPY 297,200,000 (29,258) (4,362) (33,620)
Pay 1D TONAR Annual 2.50% Annual 6/20/2046 JPY 239,800,000 (54,747) (22,655) (77,402)
Pay 1D TONAR Annual 2.50% Annual 6/20/2046 JPY 239,800,000 (54,799) (22,603) (77,402)
Pay 1D TONAR Annual 2.50% Annual 9/19/2046 JPY 176,200,000 (27,583) (35,232) (62,815)
Pay 1D TONAR Annual 2.50% Annual 9/19/2046 JPY 176,200,000 (27,586) (35,229) (62,815)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/20/2028 CNY 8,000,000 (262) 32 (230)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/20/2028 CNY 8,000,000 (262) 32 (230)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/18/2028 CNY 10,100,000 969 (1,636) (667)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/18/2028 CNY 10,100,000 969 (1,636) (667)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/17/2031 CNY 2,000,000 (1,440) (138) (1,578)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 6/17/2031 CNY 2,000,000 (1,445) (133) (1,578)
Pay 3M BBR Qtrly 4.00% Semi 6/11/2031 NZD 2,300,000 6,992 (9,588) (2,596)
Pay 3M BBR Qtrly 4.00% Semi 6/11/2031 NZD 2,300,000 6,901 (9,497) (2,596)
Pay 3M BBR Qtrly 4.00% Semi 9/10/2031 NZD 2,500,000 (7,054) (2,368) (9,422)
Pay 3M BBR Qtrly 4.00% Semi 9/10/2031 NZD 2,400,000 (6,772) (2,273) (9,045)
Pay 3M CD_KSDA Qtrly 3.50% Qtrly 9/17/2036 KRW 650,000,000 (6,620) (4,840) (11,460)
Pay 3M CD_KSDA Qtrly 3.50% Qtrly 9/17/2036 KRW 650,000,000 (6,620) (4,840) (11,460)

Schedule of Investments
March 31, 2026 (Unaudited)
AQR MS FUSION HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M HIBOR Qtrly 3.00% Qtrly 9/17/2036 HKD 200,000 $ (289) $ 7 $ (282)
Pay 3M HIBOR Qtrly 3.00% Qtrly 9/17/2036 HKD 100,000 (144) 7 (137)
Pay 3M JIBAR Qtrly 6.50% Qtrly 6/21/2028 ZAR 3,600,000 436 (4,138) (3,702)
Pay 3M JIBAR Qtrly 6.50% Qtrly 6/21/2028 ZAR 3,600,000 436 (4,138) (3,702)
Pay 3M JIBAR Qtrly 6.00% Qtrly 9/20/2028 ZAR 27,100,000 (16,041) (27,600) (43,641)
Pay 3M JIBAR Qtrly 6.00% Qtrly 9/20/2028 ZAR 27,100,000 (16,041) (27,600) (43,641)
Pay 3M JIBAR Qtrly 6.50% Qtrly 6/18/2031 ZAR 3,800,000 (1,372) (10,330) (11,702)
Pay 3M JIBAR Qtrly 6.50% Qtrly 6/18/2031 ZAR 3,800,000 (1,372) (10,330) (11,702)
Pay 3M JIBAR Qtrly 6.50% Qtrly 9/17/2031 ZAR 4,300,000 (4,512) (9,360) (13,872)
Pay 3M JIBAR Qtrly 6.50% Qtrly 9/17/2031 ZAR 4,300,000 (4,512) (9,360) (13,872)
Pay 3M JIBAR Qtrly 8.50% Qtrly 9/17/2036 ZAR 2,100,000 (197) (148) (345)
Pay 3M JIBAR Qtrly 8.50% Qtrly 9/17/2036 ZAR 2,100,000 (197) (148) (345)
Pay 3M STIBOR Qtrly 2.00% Annual 6/21/2028 SEK 56,700,000 (8,547) (79,094) (87,641)
Pay 3M STIBOR Qtrly 2.00% Annual 6/21/2028 SEK 56,700,000 (8,547) (79,094) (87,641)
Pay 3M STIBOR Qtrly 2.50% Annual 9/20/2028 SEK 42,400,000 (24,407) (3,559) (27,966)
Pay 3M STIBOR Qtrly 2.00% Annual 9/20/2028 SEK 26,900,000 (18,466) (26,514) (44,980)
Pay 3M STIBOR Qtrly 2.00% Annual 9/20/2028 SEK 26,900,000 (18,462) (26,518) (44,980)
Pay 3M STIBOR Qtrly 2.50% Annual 9/20/2028 SEK 42,300,000 (24,402) (3,498) (27,900)
Pay 3M STIBOR Qtrly 3.00% Annual 6/18/2036 SEK 100,000 22 (122) (100)
Pay 3M TWCPBA Qtrly 2.50% Qtrly 6/17/2036 TWD 10,500,000 (373) (2,315) (2,688)
Pay 3M TWCPBA Qtrly 2.50% Qtrly 6/17/2036 TWD 10,500,000 (373) (2,315) (2,688)
Pay 3M TWCPBA Qtrly 2.50% Qtrly 9/16/2036 TWD 1,000,000 (439) 86 (353)
Pay 3M TWCPBA Qtrly 2.50% Qtrly 9/16/2036 TWD 1,000,000 (439) 86 (353)
Pay 6M BBR Semi 5.00% Semi 9/11/2036 AUD 6,600,000 (17,852) (12,838) (30,690)
Pay 6M BBR Semi 5.00% Semi 9/11/2036 AUD 6,600,000 (16,783) (13,844) (30,627)
Pay 6M BUBOR Semi 6.00% Annual 6/21/2028 HUF 130,000,000 (96) (8,882) (8,978)
Pay 6M BUBOR Semi 6.00% Annual 6/21/2028 HUF 130,000,000 (96) (8,882) (8,978)
Pay 6M BUBOR Semi 5.50% Annual 9/20/2028 HUF 84,700,000 (2,150) (6,081) (8,231)
Pay 6M BUBOR Semi 5.50% Annual 9/20/2028 HUF 84,700,000 (2,150) (6,081) (8,231)
Pay 6M BUBOR Semi 7.00% Annual 9/20/2028 HUF 70,000,000 (2,039) 807 (1,232)
Pay 6M BUBOR Semi 7.00% Annual 9/20/2028 HUF 70,000,000 (2,039) 807 (1,232)
Pay 6M BUBOR Semi 7.00% Annual 6/18/2036 HUF 10,000,000 (659) 255 (404)
Pay 6M BUBOR Semi 7.00% Annual 6/18/2036 HUF 10,000,000 (659) 255 (404)
Pay 6M EURIBOR Semi 3.00% Annual 9/17/2036 EUR 3,300,000 (16,317) (20,431) (36,748)
Pay 6M EURIBOR Semi 3.00% Annual 9/17/2036 EUR 3,300,000 (20,730) (16,178) (36,908)
Pay 6M NIBOR Semi 4.50% Annual 9/17/2031 NOK 10,500,000 (439) (2,421) (2,860)
Pay 6M NIBOR Semi 4.50% Annual 9/17/2031 NOK 10,500,000 (439) (2,422) (2,861)
Pay 6M PRIBOR Semi 4.50% Annual 9/17/2036 CZK 3,500,000 (1,032) (328) (1,360)
Pay 6M PRIBOR Semi 4.50% Annual 9/17/2036 CZK 3,500,000 (1,032) (328) (1,360)
Pay 6M WIBOR Semi 3.50% Annual 6/21/2028 PLN 3,000,000 (8,105) (6,150) (14,255)
Pay 6M WIBOR Semi 3.50% Annual 6/21/2028 PLN 2,900,000 (7,682) (6,088) (13,770)
Pay 6M WIBOR Semi 4.50% Annual 9/20/2028 PLN 500,000 (446) 329 (117)
Pay 6M WIBOR Semi 4.50% Annual 9/20/2028 PLN 500,000 (446) 328 (118)
Pay 6M WIBOR Semi 4.50% Annual 9/17/2031 PLN 1,600,000 (3,183) 51 (3,132)
Pay 6M WIBOR Semi 4.50% Annual 9/17/2031 PLN 1,600,000 (3,131) (1) (3,132)
Receive 1D CLICP Semi 5.00% Semi 6/20/2028 CLP 270,000,000 287 (415) (128)
Receive 1D CLICP Semi 5.00% Semi 6/20/2028 CLP 270,000,000 287 (415) (128)
Receive 1D CLICP Semi 5.50% Semi 6/17/2036 CLP 79,000,000 (1,209) (112) (1,321)
Receive 1D CLICP Semi 5.50% Semi 6/17/2036 CLP 79,000,000 (1,209) (112) (1,321)
Receive 1D CORRA Semi 3.00% Semi 6/18/2031 CAD 1,200,000 (2,098) (338) (2,436)
Receive 1D CORRA Semi 3.00% Semi 6/18/2031 CAD 1,200,000 (2,425) (11) (2,436)
Receive 1D CORRA Semi 3.00% Semi 9/17/2031 CAD 5,100,000 10,937 (13,585) (2,648)
Receive 1D CORRA Semi 3.00% Semi 9/17/2031 CAD 5,100,000 11,241 (13,889) (2,648)
Receive 1D IBR Qtrly 11.50% Qtrly 6/17/2031 COP 398,700,000 1,056 (1,082) (26)
Receive 1D IBR Qtrly 11.50% Qtrly 6/17/2031 COP 398,700,000 1,056 (1,082) (26)
Receive 1D IBR Qtrly 11.50% Qtrly 9/16/2031 COP 35,000,000 (72) 48 (24)
Receive 1D IBR Qtrly 11.50% Qtrly 9/16/2031 COP 35,000,000 (72) 48 (24)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MS FUSION HV FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D SARON Annual 0.50% Annual 9/17/2031 CHF 600,000 $ (1,338) $ (3,730) $ (5,068)
Receive 1D SARON Annual 0.50% Annual 9/17/2031 CHF 500,000 (1,025) (3,199) (4,224)
Receive 1D SOFR Annual 4.00% Annual 6/18/2036 USD 1,900,000 (17,754) (424) (18,178)
Receive 1D SOFR Annual 4.00% Annual 6/18/2036 USD 1,800,000 (16,657) (564) (17,221)
Receive 1D SONIA Annual 4.50% Annual 6/18/2036 GBP 2,300,000 (29,903) 20,877 (9,026)
Receive 1D SONIA Annual 4.50% Annual 6/18/2036 GBP 2,300,000 (29,903) 20,877 (9,026)
Receive 1D SORA Semi 2.50% Semi 6/18/2036 SGD 300,000 (2,540) – (2,540)
Receive 1D SORA Semi 2.50% Semi 6/18/2036 SGD 400,000 (3,387) – (3,387)
Receive 1D TIIEOIS Monthly 8.00% Monthly 6/14/2028 MXN 4,500,000 (1,000) – (1,000)
Receive 1D TIIEOIS Monthly 8.00% Monthly 6/14/2028 MXN 4,500,000 (1,000) – (1,000)
Receive 1D TIIEOIS Monthly 8.50% Monthly 6/11/2031 MXN 2,500,000 (1,885) 261 (1,624)
Receive 1D TIIEOIS Monthly 8.50% Monthly 6/11/2031 MXN 2,500,000 (1,885) 261 (1,624)
Receive 1D TONAR Annual 1.50% Annual 6/21/2028 JPY 4,194,600,000 (49,145) 30,415 (18,730)
Receive 1D TONAR Annual 1.50% Annual 6/21/2028 JPY 4,194,600,000 (49,144) 30,415 (18,729)
Receive 3M BBR Qtrly 4.50% Semi 6/11/2036 NZD 2,400,000 (12,466) (1,071) (13,537)
Receive 3M BBR Qtrly 4.50% Semi 6/11/2036 NZD 2,300,000 (11,692) (1,814) (13,506)
Receive 3M BBR Qtrly 4.50% Semi 9/10/2036 NZD 1,400,000 (309) (3,057) (3,366)
Receive 3M BBR Qtrly 4.50% Semi 9/10/2036 NZD 1,300,000 (672) (2,454) (3,126)
Receive 3M HIBOR Qtrly 3.00% Qtrly 9/17/2031 HKD 1,300,000 (390) (479) (869)
Receive 3M HIBOR Qtrly 3.00% Qtrly 9/17/2031 HKD 1,300,000 (415) (440) (855)
Receive 3M JIBAR Qtrly 7.50% Qtrly 6/21/2028 ZAR 5,200,000 (337) 46 (291)
Receive 3M JIBAR Qtrly 7.50% Qtrly 6/21/2028 ZAR 5,400,000 (350) 48 (302)
Receive 3M STIBOR Qtrly 3.00% Annual 6/21/2028 SEK 14,300,000 (6,467) – (6,467)
Receive 3M STIBOR Qtrly 3.00% Annual 6/21/2028 SEK 14,300,000 (6,467) – (6,467)
Receive 3M STIBOR Qtrly 3.00% Annual 9/20/2028 SEK 400,000 (118) 21 (97)
Receive 3M STIBOR Qtrly 3.00% Annual 9/20/2028 SEK 600,000 (177) 14 (163)
Receive 3M STIBOR Qtrly 3.00% Annual 9/17/2031 SEK 4,500,000 (400) (842) (1,242)
Receive 3M STIBOR Qtrly 3.00% Annual 9/17/2031 SEK 4,500,000 (400) (842) (1,242)
Receive 3M TWCPBA Qtrly 2.50% Qtrly 6/17/2031 TWD 1,500,000 (440) 103 (337)
Receive 3M TWCPBA Qtrly 2.50% Qtrly 6/17/2031 TWD 1,500,000 (440) 103 (337)
Receive 3M TWCPBA Qtrly 2.50% Qtrly 9/16/2031 TWD 1,000,000 (228) 66 (162)
Receive 3M TWCPBA Qtrly 2.50% Qtrly 9/16/2031 TWD 1,000,000 (228) 66 (162)
Receive 6M BBR Semi 5.00% Semi 6/12/2031 AUD 200,000 (544) (715) (1,259)
Receive 6M BBR Semi 5.00% Semi 6/12/2031 AUD 200,000 (544) (715) (1,259)
Receive 6M BBR Semi 5.00% Semi 9/11/2031 AUD 5,100,000 (11,135) (1,932) (13,067)
Receive 6M BBR Semi 5.00% Semi 9/11/2031 AUD 5,200,000 (11,354) (1,793) (13,147)
Receive 6M BUBOR Semi 7.50% Annual 6/21/2028 HUF 50,100,000 (85) (272) (357)
Receive 6M BUBOR Semi 7.50% Annual 6/21/2028 HUF 50,100,000 (85) (272) (357)
Receive 6M BUBOR Semi 7.50% Annual 9/20/2028 HUF 5,000,000 21 (66) (45)
Receive 6M BUBOR Semi 7.50% Annual 9/20/2028 HUF 5,000,000 21 (66) (45)
Receive 6M BUBOR Semi 7.50% Annual 9/17/2031 HUF 4,800,000 15 (189) (174)
Receive 6M BUBOR Semi 7.50% Annual 9/17/2031 HUF 4,800,000 15 (189) (174)
Receive 6M EURIBOR Semi 3.00% Annual 6/21/2028 EUR 200,000 (579) (80) (659)
Receive 6M EURIBOR Semi 3.00% Annual 6/21/2028 EUR 200,000 (579) (80) (659)
Receive 6M EURIBOR Semi 3.00% Annual 9/17/2031 EUR 13,500,000 46,708 (91,567) (44,859)
Receive 6M EURIBOR Semi 3.00% Annual 9/17/2031 EUR 13,400,000 46,524 (91,050) (44,526)
Receive 6M NIBOR Semi 5.00% Annual 9/20/2028 NOK 4,000,000 (1,228) 333 (895)
Receive 6M NIBOR Semi 5.00% Annual 9/20/2028 NOK 4,000,000 (1,228) 333 (895)
Receive 6M NIBOR Semi 4.50% Annual 9/17/2036 NOK 1,000,000 (451) (284) (735)
Receive 6M NIBOR Semi 4.50% Annual 9/17/2036 NOK 1,000,000 (451) (284) (735)
Receive 6M PRIBOR Semi 4.50% Annual 6/21/2028 CZK 10,600,000 (1,227) (704) (1,931)
Receive 6M PRIBOR Semi 4.50% Annual 6/21/2028 CZK 10,600,000 (1,227) (704) (1,931)
Receive 6M PRIBOR Semi 4.50% Annual 9/17/2031 CZK 2,700,000 (46) (131) (177)
Receive 6M PRIBOR Semi 4.50% Annual 9/17/2031 CZK 2,700,000 (46) (131) (177)
Receive 6M WIBOR Semi 4.50% Annual 6/21/2028 PLN 1,900,000 (1,055) 565 (490)

Schedule of Investments
March 31, 2026 (Unaudited)
AQR MS FUSION HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M WIBOR Semi 4.50% Annual 6/21/2028 PLN 2,000,000 $ (946) $ 445 $ (501)
(1,474,523) (1,195,050) (2,669,573)
$ (1,194,272) $ (91,679) $ (1,285,951)
Abbreviations:
1D: 1 Day
1W: 1 Week
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at March 31, 2026 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.27%
1 Day Chile Indice de Camara Promedio Interbank Overnight Index (“CLICP”): 4.78%
1 Day Colombia Overnight Interbank Rate (“IBR”): 9.64%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 6.94%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 6.98%
1 Day Secured Overnight Financing Rate (“SOFR”): 3.68%
1 Day Shekel Interbank Offered Rate (“SHIRON”): 4.00%
1 Day Singapore Overnight Rate Average (“SORA”): 1.00%
1 Day Sterling Overnight Index Average (“SONIA”): 3.73%
1 Day Swiss Average Rate Overnight (“SARON”): -0.07%
1 Day Thailand Overnight Repo Rate (“THOR”): 0.99%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.72%
1 Week China Fixing Repo Rate (“CNREPOFIX_CFXS”): 1.49%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.31%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 2.36%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 6.75%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 2.82%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 2.19%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.68%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.78%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 6.62%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.48%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.66%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.62%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 3.79%

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MS FUSION HV FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
Total return swap contracts outstanding as of March 31, 2026 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Swiss Market Index
June Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
At termination GSIN 06/19/2026 CHF (2,407,680) $ 5,387
WIG20 Index June
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 06/19/2026 PLN 996,900 4,466
Consumer
Discretionary Select
Sector Total Return
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the OBFR
plus or minus
a specified
spread (0.29%)
Monthly GSIN 06/17/2026 USD (323,763) 14,131
JPAQBDCX Index Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the OBFR
plus or minus
a specified
spread
(-0.55%)
Monthly JPMC 03/31/2027 USD (299,926) –
Materials Select
Sector Total Return
Index
Decreases in
total return of
reference
entity
and pays the
OBFR plus
or minus a
specified
spread
(0.45%)
Increases in
total return of
reference entity
Monthly GSIN 06/17/2026 USD 69,206 354
MSCI Australia Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the BBR plus
or minus a
specified
spread
(-0.05%)
Monthly JPMC 06/17/2026 AUD (263,817) 5,219
MSCI EMU
Consumer
Discretionary Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread
(-0.50%)
Monthly GSIN 06/17/2026 EUR (1,560) 134

Schedule of Investments
March 31, 2026 (Unaudited)
AQR MS FUSION HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI EMU
Consumer Staples
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread
(-0.38%)
Monthly GSIN 06/17/2026 EUR (20,866) $ 425
MSCI EMU Energy
Index
Decreases in
total return of
reference
entity
and pays the
ESTR plus
or minus a
specified
spread
(-0.33%)
Increases in
total return of
reference entity
Monthly GSIN 06/17/2026 EUR 20,698 3,602
MSCI EMU Health
Care Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread
(-0.65%)
Monthly GSIN 06/17/2026 EUR (62,272) 289
MSCI EMU Real
Estate Net EUR
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread
(-0.14%)
Monthly GSIN 06/17/2026 EUR (9,083) 615
MSCI EMU
Telecommunications
Services Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread
(-0.15%)
Monthly GSIN 06/17/2026 EUR (34,966) 596
MSCI EMU Utilities
Index
Decreases in
total return of
reference
entity
and pays the
ESTR plus
or minus a
specified
spread
(-0.16%)
Increases in
total return of
reference entity
Monthly GSIN 06/17/2026 EUR 33,522 775

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MS FUSION HV FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Europe Large
Cap Index
Decreases in
total return of
reference
entity
and pays the
ESTR plus
or minus a
specified
spread
(-0.12%)
Increases in
total return of
reference entity
Monthly GSIN 06/17/2026 EUR 93,989 $ 351
MSCI Europe Small
Cap Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread
(-0.45%)
Monthly GSIN 06/17/2026 EUR (225,200) 1,258
MSCI Mexico Net
Index
Decreases in
total return of
reference
entity
and pays
the TIIEOIS
plus or minus
a specified
spread
(0.95%)
Increases in
total return of
reference entity
Monthly GSIN 06/17/2026 MXN 5,073,577 3,781
MSCI Switzerland
Net Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the SARON
plus or minus
a specified
spread
(-0.28%)
Monthly GSIN 06/17/2026 CHF (148,835) 1,508
Real Estate Select
Sector Total Return
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the OBFR
plus or minus
a specified
spread (0.34%)
Monthly GSIN 06/17/2026 USD (115,827) 2,510
Tel Aviv Stock
Exchange 35 Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the SHIRON
plus or minus
a specified
spread (0.04%)
Monthly GSIN 06/17/2026 ILS (838,714) 7,659
Total unrealized appreciation 53,060

Schedule of Investments
March 31, 2026 (Unaudited)
AQR MS FUSION HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index April
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 04/17/2026 EUR 191,568 $ (12,058)
TAIEX Index April
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 04/15/2026 TWD 11,183,900 (14,988)
Communication
Services Select
Sector Total Return
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread
(0.48%)
Increases in
total return of
reference entity
Monthly GSIN 06/17/2026 USD 17,436 (892)
Consumer Staples
Select Sector Total
Return Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread
(0.47%)
Increases in
total return of
reference entity
Monthly GSIN 06/17/2026 USD 35,751 (979)
Energy Select Sector
Total Return Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread
(0.45%)
Increases in
total return of
reference entity
Monthly GSIN 06/17/2026 USD 14,931 (184)
Financial Select
Sector Total Return
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the OBFR
plus or minus
a specified
spread (0.39%)
Monthly GSIN 06/17/2026 USD (80,182) (246)
Health Care Select
Sector Total Return
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread
(0.48%)
Increases in
total return of
reference entity
Monthly GSIN 06/17/2026 USD 57,273 (2,227)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MS FUSION HV FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Industrial Select
Sector Total Return
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread
(0.48%)
Increases in
total return of
reference entity
Monthly GSIN 06/17/2026 USD 63,285 $ (2,205)
MSCI China Net
Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread
(0.30%)
Increases in
total return of
reference entity
Monthly GSIN 06/17/2026 HKD 323,836 (2,565)
MSCI EMU
Financials Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(-0.59%)
Increases in
total return of
reference entity
Monthly GSIN 06/17/2026 EUR 12,310 (382)
MSCI EMU
Industrials Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(-0.01%)
Increases in
total return of
reference entity
Monthly GSIN 06/17/2026 EUR 18,414 (1,454)
MSCI EMU
Information
Technology Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.29%)
Increases in
total return of
reference entity
Monthly GSIN 06/17/2026 EUR 25,588 (2,129)
MSCI EMU Materials
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread
(-0.66%)
Monthly GSIN 06/17/2026 EUR (1,512) (33)

Schedule of Investments
March 31, 2026 (Unaudited)
AQR MS FUSION HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Europe Mid
Cap Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(-0.44%)
Increases in
total return of
reference entity
Monthly GSIN 06/17/2026 EUR 151,079 $ (3,513)
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread
(0.60%)
Increases in
total return of
reference entity
Monthly JPMC 06/17/2026 HKD 1,875,806 (586)
MSCI Netherlands
Net Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.30%)
Increases in
total return of
reference entity
Monthly GSIN 06/17/2026 EUR 174,630 (12,805)
MSCI South Africa
Net Return Index
Decreases in
total return
of reference
entity and pays
the JIBAR
plus or minus
a specified
spread
(0.60%)
Increases in
total return of
reference entity
Monthly JPMC 06/17/2026 ZAR 973,298 (1,897)
MSCI Sweden Net
Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread
(-1.25%)
Increases in
total return of
reference entity
Monthly GSIN 06/17/2026 SEK 1,716,928 (7,068)
MSCI United
Kingdom Net Return
Index
Decreases in
total return
of reference
entity and pays
the SONIA
plus or minus
a specified
spread
(0.45%)
Increases in
total return of
reference entity
Monthly GSIN 06/17/2026 GBP 107,832 (1,782)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MS FUSION HV FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Technology Select
Sector Total Return
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread
(0.49%)
Increases in
total return of
reference entity
Monthly GSIN 06/17/2026 USD 257,962 $ (13,436)
Utilities Select Sector
Total Return Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread
(0.46%)
Increases in
total return of
reference entity
Monthly GSIN 06/17/2026 USD 44,634 (55)
Total unrealized depreciation (81,484)
Net unrealized depreciation $ (28,424)
Futures contracts outstanding as of March 31, 2026:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Hang Seng Mini Index 8 4/2026 HKD $ 252,563 $ (4,378)
Hang Seng Mini Index 45 4/2026 HKD 479,601 (9,501)
HSCEI 3 4/2026 HKD 159,867 (2,317)
IBEX 35 Index 9 4/2026 EUR 176,497 (2,103)
KOSPI 200 Index 15 4/2026 KRW 365,694 (46,531)
OMXS30 Index 8 4/2026 SEK 246,761 (6,855)
SGX FTSE Taiwan Index 21 4/2026 USD 2,169,720 (107,686)
CBOE Volatility Index 1 5/2026 USD 24,412 1,192
CBOE Volatility Index 1 6/2026 USD 24,263 848
Euro STOXX 50 Index 12 6/2026 EUR 762,167 (2,744)
Euro-Bobl 19 6/2026 EUR 2,539,368 (4,359)
Euro-Bund 4 6/2026 EUR 581,208 1,037
FTSE/MIB Index 14 6/2026 EUR 705,143 300
Long Gilt 38 6/2026 GBP 4,442,213 (165,670)
MSCI Emerging Markets Index 2 6/2026 USD 145,460 (4,206)
NASDAQ 100 Micro E-Mini Index 24 6/2026 USD 1,147,920 (30,726)
Russell 2000 Micro E-Mini Index 28 6/2026 USD 351,708 2,149
S&P 500 Micro E-Mini Index 1,773 6/2026 USD 58,249,699 (1,003,165)
S&P Midcap 400 E-Mini Index 4 6/2026 USD 1,358,600 14,935
SET50 Index 34 6/2026 THB 198,227 1,612
TOPIX Mini Index 28 6/2026 JPY 618,204 (28,455)
U.S. Treasury 2 Year Note 30 6/2026 USD 6,224,297 4,341
U.S. Treasury 5 Year Note 2 6/2026 USD 216,344 (1,300)
CBOE Volatility Index 1 7/2026 USD 24,409 790
3 Month Euro Euribor 20 9/2026 EUR 5,624,077 (18,374)
3 Month CORRA 5 12/2026 CAD 875,386 (948)
3 Month SARON 5 12/2026 CHF 1,561,640 (1,284)

Schedule of Investments
March 31, 2026 (Unaudited)
AQR MS FUSION HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
3 Month CORRA 9 3/2027 CAD $ 1,572,946 $ (2,860)
3 Month SARON 1 3/2027 CHF 312,015 (718)
3 Month SOFR 14 3/2027 USD 3,372,950 205
3 Month SONIA 8 3/2027 GBP 2,534,297 (5,576)
3 Month SARON 1 6/2027 CHF 311,843 (686)
90-Day Australian Bank Bill 28 6/2027 AUD 19,096,350 (7,314)
3 Month Euro Euribor 1 6/2028 EUR 281,247 162
Total of long contracts (1,430,185)
Short Contracts
CAC 40 10 Euro Index (7) 4/2026 EUR (633,117) 10,413
CBOE Volatility Index (3) 4/2026 USD (75,067) (2,637)
IFSC NIFTY 50 Index (4) 4/2026 USD (179,852) 6,635
MSCI Singapore Index (3) 4/2026 SGD (101,874) 347
SGX FTSE China A50 Index (3) 4/2026 USD (43,608) 124
Australia 10 Year Bond (50) 6/2026 AUD (3,722,870) 3,956
Australia 3 Year Bond (5) 6/2026 AUD (357,974) 685
Canada 10 Year Bond (41) 6/2026 CAD (3,534,706) 73,281
DAX Index (16) 6/2026 EUR (2,111,692) 76,536
DJIA CBOT Micro E-mini Index (64) 6/2026 USD (1,490,624) 10,559
Euro-BTP (3) 6/2026 EUR (406,674) (6,067)
Euro-Buxl (1) 6/2026 EUR (127,860) (1,812)
Euro-OAT (2) 6/2026 EUR (275,347) (1,646)
Euro-Schatz (3) 6/2026 EUR (366,971) 2,478
FTSE 100 Index (1) 6/2026 GBP (134,994) (1,771)
FTSE/JSE Top 40 Index (25) 6/2026 ZAR (1,579,168) 10,411
Japan 10 Year Bond Mini (46) 6/2026 JPY (3,781,330) 29,832
MSCI EAFE Index (1) 6/2026 USD (145,055) (1,573)
Nikkei 225 Index (3) 6/2026 JPY (96,708) 1,201
S&P/TSX 60 Index (3) 6/2026 CAD (822,860) (11,297)
SPI 200 Index (28) 6/2026 AUD (4,111,481) 46,139
U.S. Treasury 10 Year Note (23) 6/2026 USD (2,552,641) 879
U.S. Treasury Long Bond (5) 6/2026 USD (567,969) 1,585
U.S. Treasury Ultra Bond (4) 6/2026 USD (465,125) 1,360
90-Day Australian Bank Bill (14) 9/2026 AUD (9,548,175) 7,599
90-Day New Zealand Bill (3) 9/2026 NZD (1,711,626) 113
3 Month Euro Euribor (4) 12/2026 EUR (1,124,064) 1,310
3 Month SOFR (9) 12/2026 USD (2,167,650) 7,364
90-Day Australian Bank Bill (46) 12/2026 AUD (31,367,987) 19,756
90-Day New Zealand Bill (2) 12/2026 NZD (1,139,996) 391
3 Month Euro Euribor (6) 3/2027 EUR (1,685,489) 4,540
90-Day Australian Bank Bill (21) 3/2027 AUD (14,320,517) 8,899
90-Day New Zealand Bill (2) 3/2027 NZD (1,139,049) 165
3 Month CORRA (7) 6/2027 CAD (1,221,641) 2,079
3 Month Euro Euribor (2) 6/2027 EUR (561,945) (844)
3 Month SOFR (6) 6/2027 USD (1,445,850) 3,499
3 Month CORRA (9) 9/2027 CAD (1,569,954) 9
3 Month Euro Euribor (3) 9/2027 EUR (843,352) (405)
3 Month SOFR (8) 9/2027 USD (1,929,000) 5,530
3 Month SONIA (2) 9/2027 GBP (633,938) (1,299)
3 Month Euro Euribor (3) 12/2027 EUR (843,785) (531)
3 Month SOFR (12) 12/2027 USD (2,896,050) 5,735
3 Month SONIA (6) 12/2027 GBP (1,903,403) 7,815
3 Month Euro Euribor (3) 3/2028 EUR (843,828) (180)
3 Month SOFR (12) 3/2028 USD (2,897,850) 2,989
3 Month SONIA (6) 3/2028 GBP (1,904,793) 5,593
3 Month SOFR (11) 6/2028 USD (2,656,225) 2,103
3 Month SONIA (6) 6/2028 GBP (1,905,190) 6,352

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MS FUSION HV FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
3 Month SOFR (2) 9/2028 USD $ (482,800) $ (110)
3 Month SONIA (2) 9/2028 GBP (635,196) 1,818
Total of short contracts 339,908
Net unrealized depreciation $ (1,090,277)
Forward foreign currency exchange contracts outstanding as of March 31, 2026:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 228,999 USD 156,937 CITI 6/17/2026 $ 882
AUD 229,001 USD 156,938 JPMC 6/17/2026 883
BRL 8,702,083 USD 1,626,091 CITI
**
6/17/2026 25,527
BRL 9,479,617 USD 1,771,808 JPMC
**
6/17/2026 27,383
CAD 537,500 USD 387,464 CITI 6/17/2026 217
CAD 537,500 USD 387,463 JPMC 6/17/2026 217
CHF 75,000 USD 94,514 CITI 6/17/2026 76
CHF 75,000 USD 94,514 JPMC 6/17/2026 76
CLP 49,999,999 USD 53,897 CITI
**
6/17/2026 120
CLP 50,000,001 USD 53,897 JPMC
**
6/17/2026 120
CNY 4,987,317 USD 726,308 CITI
**
6/17/2026 1,664
CNY 4,987,317 USD 726,307 JPMC
**
6/17/2026 1,665
COP 5,844,757,575 USD 1,528,585 CITI
**
6/17/2026 34,280
COP 5,844,757,577 USD 1,528,582 JPMC
**
6/17/2026 34,283
CZK 5,500,000 USD 258,880 CITI 6/17/2026 361
CZK 5,500,000 USD 258,879 JPMC 6/17/2026 362
EUR 1,122,500 USD 1,298,531 CITI 6/17/2026 3,475
EUR 1,122,500 USD 1,298,528 JPMC 6/17/2026 3,478
GBP 166,501 USD 219,864 CITI 6/17/2026 466
GBP 166,499 USD 219,861 JPMC 6/17/2026 467
HUF 135,156,700 USD 400,515 CITI 6/17/2026 3,783
HUF 138,176,634 USD 409,416 JPMC 6/17/2026 3,915
JPY 90,000,000 USD 567,723 CITI 6/17/2026 3,034
JPY 90,000,000 USD 567,722 JPMC 6/17/2026 3,035
KRW 99,998,750 USD 66,426 CITI
**
6/17/2026 196
KRW 100,001,250 USD 66,427 JPMC
**
6/17/2026 196
MXN 8,500,000 USD 466,659 CITI 6/17/2026 4,435
MXN 8,500,000 USD 466,658 JPMC 6/17/2026 4,436
NOK 2,998,128 USD 307,645 CITI 6/17/2026 1,786
NOK 2,998,126 USD 307,644 JPMC 6/17/2026 1,787
NZD 1,158,500 USD 665,862 CITI 6/17/2026 1,671
NZD 1,158,500 USD 665,861 JPMC 6/17/2026 1,672
PEN 70,216 USD 20,062 CITI
**
6/17/2026 33
PEN 70,216 USD 20,062 JPMC
**
6/17/2026 33
PLN 1,005,000 USD 268,857 CITI 6/17/2026 1,797
PLN 1,005,000 USD 268,857 JPMC 6/17/2026 1,798
THB 2,000,000 USD 60,724 CITI 6/17/2026 299
THB 2,000,000 USD 60,724 JPMC 6/17/2026 299
TWD 1,101,706 USD 34,265 CITI
**
6/17/2026 17
TWD 1,130,593 USD 35,163 JPMC
**
6/17/2026 17
USD 707,925 AUD 1,005,002 CITI 6/17/2026 15,307
USD 707,927 AUD 1,005,002 JPMC 6/17/2026 15,308
USD 1,829,968 CAD 2,493,201 CITI 6/17/2026 31,708
USD 1,829,970 CAD 2,493,199 JPMC 6/17/2026 31,712

Schedule of Investments
March 31, 2026 (Unaudited)
AQR MS FUSION HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 4,790,929 CHF 3,689,386 CITI 6/17/2026 $ 137,910
USD 4,790,942 CHF 3,689,389 JPMC 6/17/2026 137,920
USD 770,817 CLP 683,882,839 CITI
**
6/17/2026 31,992
USD 770,818 CLP 683,882,853 JPMC
**
6/17/2026 31,994
USD 946,596 CNY 6,458,436 CITI
**
6/17/2026 3,892
USD 978,994 CNY 6,680,012 JPMC
**
6/17/2026 3,949
USD 1,973,142 CZK 40,750,000 CITI 6/17/2026 52,400
USD 1,973,889 CZK 40,750,000 JPMC 6/17/2026 53,147
USD 556 DKK 3,500 CITI 6/17/2026 12
USD 556 DKK 3,500 JPMC 6/17/2026 12
USD 4,514,512 EUR 3,848,766 CITI 6/17/2026 50,265
USD 4,514,042 EUR 3,848,361 JPMC 6/17/2026 50,265
USD 3,464,089 GBP 2,581,638 CITI 6/17/2026 47,822
USD 3,464,092 GBP 2,581,635 JPMC 6/17/2026 47,829
USD 35,373 HKD 275,500 CITI 6/17/2026 97
USD 35,373 HKD 275,500 JPMC 6/17/2026 97
USD 169,645 HUF 55,184,504 CITI 6/17/2026 4,570
USD 170,195 HUF 55,455,787 JPMC 6/17/2026 4,309
USD 383,979 IDR 6,500,000,000 CITI
**
6/17/2026 1,935
USD 383,980 IDR 6,500,000,000 JPMC
**
6/17/2026 1,936
USD 2,057,914 ILS 6,368,290 CITI 6/17/2026 27,843
USD 2,057,802 ILS 6,368,290 JPMC 6/17/2026 27,731
USD 2,189,953 INR 203,124,998 CITI
**
6/17/2026 49,720
USD 2,189,957 INR 203,125,001 JPMC
**
6/17/2026 49,725
USD 1,909,478 JPY 297,553,603 CITI 6/17/2026 22,468
USD 1,908,797 JPY 297,447,896 JPMC 6/17/2026 22,458
USD 1,650,596 KRW 2,436,994,665 CITI
**
6/17/2026 27,012
USD 1,650,626 KRW 2,437,058,625 JPMC
**
6/17/2026 26,999
USD 2,524,408 MXN 44,424,491 CITI 6/17/2026 62,279
USD 2,561,523 MXN 45,072,909 JPMC 6/17/2026 63,456
USD –
(a)
NOK 2 CITI 6/17/2026 –
USD 1,143,725 NZD 1,907,000 CITI 6/17/2026 44,902
USD 1,143,727 NZD 1,907,000 JPMC 6/17/2026 44,904
USD 24,114 PEN 83,000 CITI
**
6/17/2026 360
USD 24,114 PEN 83,000 JPMC
**
6/17/2026 360
USD 501,243 PHP 30,000,000 CITI
**
6/17/2026 8,726
USD 501,244 PHP 30,000,000 JPMC
**
6/17/2026 8,727
USD 2,833,348 PLN 10,212,184 CITI 6/17/2026 83,125
USD 2,874,773 PLN 10,373,071 JPMC 6/17/2026 81,221
USD 1,316,220 SEK 12,000,000 CITI 6/17/2026 43,689
USD 1,316,222 SEK 12,000,000 JPMC 6/17/2026 43,691
USD 4,543,196 SGD 5,713,649 CITI 6/17/2026 75,225
USD 4,543,205 SGD 5,713,649 JPMC 6/17/2026 75,234
USD 1,341,759 THB 41,950,001 CITI 6/17/2026 61,798
USD 1,341,761 THB 41,949,997 JPMC 6/17/2026 61,800
USD 295,686 TWD 9,474,119 CITI
**
6/17/2026 885
USD 297,343 TWD 9,525,881 JPMC
**
6/17/2026 931
USD 1,025,538 ZAR 17,089,183 CITI 6/17/2026 21,484
USD 1,035,907 ZAR 17,255,242 JPMC 6/17/2026 22,096
ZAR 500,000 USD 28,975 CITI 6/17/2026 402
ZAR 500,000 USD 28,975 JPMC 6/17/2026 402
Total unrealized appreciation 1,986,282
AUD 3,832,502 USD 2,711,375 CITI 6/17/2026 (70,125)
AUD 3,832,501 USD 2,711,369 JPMC 6/17/2026 (70,118)
BRL 156,865 USD 29,838 CITI
**
6/17/2026 (66)
BRL 156,865 USD 29,838 JPMC
**
6/17/2026 (66)
CAD 4,480,201 USD 3,289,235 CITI 6/17/2026 (57,820)
CAD 4,480,199 USD 3,289,227 JPMC 6/17/2026 (57,814)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MS FUSION HV FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CHF 173,501 USD 224,770 CITI 6/17/2026 $ (5,953)
CHF 173,504 USD 224,774 JPMC 6/17/2026 (5,951)
CLP 749,999,994 USD 835,393 CITI
**
6/17/2026 (25,139)
CLP 750,000,007 USD 835,391 JPMC
**
6/17/2026 (25,139)
CNY 5,908,209 USD 865,679 CITI
**
6/17/2026 (3,289)
CNY 6,129,787 USD 898,068 JPMC
**
6/17/2026 (3,336)
COP 100,000,000 USD 26,781 CITI
**
6/17/2026 (41)
COP 100,000,000 USD 26,781 JPMC
**
6/17/2026 (41)
CZK 4,500,000 USD 214,103 CITI 6/17/2026 (1,997)
CZK 4,500,000 USD 214,103 JPMC 6/17/2026 (1,997)
EUR 3,128,900 USD 3,681,115 CITI 6/17/2026 (51,854)
EUR 3,128,495 USD 3,680,597 JPMC 6/17/2026 (51,804)
GBP 2,733,001 USD 3,650,739 CITI 6/17/2026 (34,174)
GBP 2,732,999 USD 3,650,729 JPMC 6/17/2026 (34,167)
HUF 396,849,256 USD 1,225,784 CITI 6/17/2026 (38,678)
HUF 396,900,743 USD 1,223,237 JPMC 6/17/2026 (35,977)
ILS 434,500 USD 139,233 CITI 6/17/2026 (724)
ILS 434,500 USD 139,233 JPMC 6/17/2026 (724)
INR 170,711,530 USD 1,858,880 CITI
**
6/17/2026 (60,172)
INR 170,711,533 USD 1,858,876 JPMC
**
6/17/2026 (60,170)
JPY 839,115,888 USD 5,410,339 CITI 6/17/2026 (88,879)
JPY 839,010,181 USD 5,409,644 JPMC 6/17/2026 (88,853)
KRW 7,306,180,914 USD 5,068,085 CITI
**
6/17/2026 (200,533)
KRW 7,306,242,373 USD 5,068,111 JPMC
**
6/17/2026 (200,513)
MXN 18,424,491 USD 1,039,174 CITI 6/17/2026 (18,038)
MXN 19,072,909 USD 1,075,876 JPMC 6/17/2026 (18,803)
NOK 11,501,874 USD 1,199,510 CITI 6/17/2026 (12,423)
NOK 11,501,874 USD 1,199,508 JPMC 6/17/2026 (12,422)
NZD 474,000 USD 278,986 CITI 6/17/2026 (5,864)
NZD 474,000 USD 278,986 JPMC 6/17/2026 (5,864)
PEN 912,784 USD 269,797 CITI
**
6/17/2026 (8,569)
PEN 912,784 USD 269,796 JPMC
**
6/17/2026 (8,569)
PHP 38,750,000 USD 665,291 CITI
**
6/17/2026 (29,124)
PHP 38,750,000 USD 665,290 JPMC
**
6/17/2026 (29,123)
PLN 3,104,689 USD 844,212 CITI 6/17/2026 (8,095)
PLN 3,282,966 USD 892,514 JPMC 6/17/2026 (8,385)
SEK 3,500,000 USD 381,666 CITI 6/17/2026 (10,512)
SEK 3,500,000 USD 381,666 JPMC 6/17/2026 (10,512)
SGD 303,500 USD 237,990 CITI 6/17/2026 (660)
SGD 303,500 USD 237,989 JPMC 6/17/2026 (659)
THB 14,525,001 USD 457,027 CITI 6/17/2026 (13,846)
THB 14,524,998 USD 456,677 JPMC 6/17/2026 (13,494)
TWD 129,372,413 USD 4,109,833 CITI
**
6/17/2026 (84,220)
TWD 129,395,288 USD 4,110,537 JPMC
**
6/17/2026 (84,214)
USD 962,817 BRL 5,168,786 CITI
**
6/17/2026 (18,196)
USD 1,106,993 BRL 5,946,320 JPMC
**
6/17/2026 (21,593)
USD 88,551 CAD 123,000 CITI 6/17/2026 (165)
USD 88,551 CAD 123,000 JPMC 6/17/2026 (164)
USD 24,579 CHF 19,500 CITI 6/17/2026 (14)
USD 24,579 CHF 19,500 JPMC 6/17/2026 (14)
USD 390,787 CNY 2,683,352 CITI
**
6/17/2026 (887)
USD 390,788 CNY 2,683,354 JPMC
**
6/17/2026 (886)
USD 293,153 COP 1,111,422,575 CITI
**
6/17/2026 (4,037)
USD 292,922 COP 1,111,422,577 JPMC
**
6/17/2026 (4,268)
USD 117,171 CZK 2,500,000 CITI 6/17/2026 (666)
USD 117,171 CZK 2,500,000 JPMC 6/17/2026 (666)
USD 2,045,721 EUR 1,773,136 CITI 6/17/2026 (10,968)
USD 2,045,726 EUR 1,773,136 JPMC 6/17/2026 (10,964)

Schedule of Investments
March 31, 2026 (Unaudited)
AQR MS FUSION HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 548,316 GBP 414,500 CITI 6/17/2026 $ (190)
USD 548,317 GBP 414,500 JPMC 6/17/2026 (189)
USD 269,207 HUF 91,206,648 CITI 6/17/2026 (3,622)
USD 277,448 HUF 94,006,785 JPMC 6/17/2026 (3,757)
USD 117,363 IDR 2,000,000,000 CITI
**
6/17/2026 (189)
USD 117,363 IDR 2,000,000,000 JPMC
**
6/17/2026 (189)
USD 173,931 ILS 549,000 CITI 6/17/2026 (1,078)
USD 173,931 ILS 549,000 JPMC 6/17/2026 (1,078)
USD 210,243 INR 20,000,000 CITI
**
6/17/2026 (487)
USD 210,244 INR 20,000,000 JPMC
**
6/17/2026 (487)
USD 2,463,413 JPY 390,000,000 CITI 6/17/2026 (9,868)
USD 2,463,418 JPY 390,000,000 JPMC 6/17/2026 (9,863)
USD 310,930 KRW 469,184,999 CITI
**
6/17/2026 (1,652)
USD 311,036 KRW 469,184,998 JPMC
**
6/17/2026 (1,547)
USD 55,422 MXN 1,000,000 CITI 6/17/2026 (1)
USD 55,422 MXN 1,000,000 JPMC 6/17/2026 (1)
USD 511,621 NOK 5,000,000 CITI 6/17/2026 (4,419)
USD 511,622 NOK 5,000,000 JPMC 6/17/2026 (4,418)
USD 6,139 PEN 21,500 CITI
**
6/17/2026 (14)
USD 6,139 PEN 21,500 JPMC
**
6/17/2026 (14)
USD 409,689 PHP 25,000,000 CITI
**
6/17/2026 (741)
USD 409,690 PHP 25,000,000 JPMC
**
6/17/2026 (741)
USD 60,523 PLN 225,316 CITI 6/17/2026 (157)
USD 65,202 PLN 242,706 JPMC 6/17/2026 (161)
USD 686,164 SEK 6,500,000 CITI 6/17/2026 (3,124)
USD 686,166 SEK 6,500,000 JPMC 6/17/2026 (3,122)
USD 15,545 TWD 500,000 CITI
**
6/17/2026 (13)
USD 15,545 TWD 500,000 JPMC
**
6/17/2026 (13)
USD 721,328 ZAR 12,343,900 CITI 6/17/2026 (3,922)
USD 721,330 ZAR 12,343,900 JPMC 6/17/2026 (3,921)
ZAR 17,101,683 USD 1,049,013 CITI 6/17/2026 (44,223)
ZAR 17,267,742 USD 1,060,115 JPMC 6/17/2026 (45,569)
Total unrealized depreciation (1,881,768)
Net unrealized appreciation $ 104,514
** Non-deliverable forward foreign currency exchange contracts.
(a) Represents less than $0.5.

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 105.2%
COMMON STOCKS - 50.1%
Australia - 1 .4%
AGL Energy Ltd. (2) 19,177 131,283
BHP Group Ltd. (2)(a) 57,453 2,078,794
Computershare Ltd. (2)(a) 7,186 141,726
Evolution Mining Ltd. (2) 477,300 4,297,949
Harvey Norman Holdings Ltd. (2) 25,082 86,167
IGO Ltd. (2)* 673,523 3,760,176
JB Hi-Fi Ltd. (2) 42,635 2,157,285
Northern Star Resources Ltd. (2) 251,748 3,659,609
OceanaGold Corp. 17,719 558,662
Pro Medicus Ltd. (2) 44,286 3,649,916
Qantas Airways Ltd. (2) 96,464 566,654
QBE Insurance Group Ltd. (2) 183,328 2,705,327
South32 Ltd. (2) 2,071,698 6,273,113
Technology One Ltd. (2) 62,272 1,182,069
Westpac Banking Corp. (2)(a)(b) 20,294 560,830
Whitehaven Coal Ltd. (2) 66,857 431,391
32,240,951
Belgium - 0 .0% †
Ageas SA/NV (2) 5,523 406,564
Brazil - 0 .0% †
Wheaton Precious Metals Corp. 1,181 155,022
Burkina Faso - 0 .0% †
IAMGOLD Corp. * 20,097 377,929
Canada - 1 .6%
Agnico Eagle Mines Ltd. (a) 6,302 1,279,200
Alamos Gold, Inc., Class A (a)(b) 62,823 2,794,994
ARC Resources Ltd. 96,640 2,011,162
AtkinsRealis Group, Inc. 7,285 468,699
Bank of Nova Scotia (The) 51,357 3,561,505
Barrick Mining Corp. (a)(b) 79,764 3,259,711
Canadian Natural Resources Ltd. 13,581 662,502
Celestica, Inc. *(a)(b) 19,139 5,398,985
Empire Co. Ltd., Class A 10,928 391,447
Fairfax Financial Holdings Ltd. (a)
(b) 828 1,410,844
iA Financial Corp., Inc. 5,845 648,660
Imperial Oil Ltd. 2,771 362,953
Kinross Gold Corp. 75,769 2,316,480
Lundin Gold, Inc. 31,208 2,384,963
Magna International, Inc. 16,768 936,457
Manulife Financial Corp. 17,631 607,345
Pan American Silver Corp. 19,323 1,057,063
Shopify, Inc., Class A *(a)(b) 3,827 454,090
Suncor Energy, Inc. 76,852 5,083,137
TFI International, Inc. 1,055 114,836
Tourmaline Oil Corp. 12,267 587,116
WSP Global, Inc. 6,886 1,071,684
36,863,833
China - 0 .1%
Prosus NV (2)(a)(b) 14,030 649,527
Yangzijiang Shipbuilding Holdings
Ltd. (2) 509,600 1,513,711
2,163,238
INVESTMENTS SHARES VALUE ($)
Denmark - 0 .3%
Danske Bank A/S (2) 66,819 3,293,013
ISS A/S (2)(a) 8,435 307,235
Novo Nordisk A/S, Class B (2) 23,373 855,323
Pandora A/S (2) 12,380 884,847
Vestas Wind Systems A/S (2) 6,865 207,124
Zealand Pharma A/S (2)* 9,480 441,484
5,989,026
Finland - 0 .2%
Nordea Bank Abp (2) 144,377 2,486,051
Wartsila OYJ Abp (2) 69,081 2,573,129
5,059,180
France - 1 .3%
Air France-KLM (2)* 29,038 294,310
BNP Paribas SA (2) 28,342 2,699,962
Carrefour SA (2) 49,395 914,591
Cie de Saint-Gobain SA (2) 11,169 924,731
Credit Agricole SA (2) 141,283 2,636,955
Dassault Aviation SA (2) 775 288,457
Eiffage SA (2) 588 90,180
Hermes International SCA (2)(a) 1,115 2,112,202
LVMH Moet Hennessy Louis Vuitton
SE (2)(a) 2,736 1,495,633
Rexel SA (2)(a)(b) 6,810 269,853
Safran SA (2)(a) 7,355 2,406,772
SCOR SE (2) 2,507 89,601
SEB SA (2) 5,843 301,891
Societe Generale SA (2) 120,746 8,816,500
Teleperformance SE (2)(a) 9,483 557,248
Thales SA (2) 7,153 2,097,583
TotalEnergies SE (2)(a) 17,396 1,596,503
Valeo SE (2)(a)(b) 140,836 1,724,657
29,317,629
Germany - 1 .5%
adidas AG (2) 37,278 6,033,695
Allianz SE (Registered) (2)(a) 7,148 3,018,734
Bechtle AG (2) 15,237 525,458
Commerzbank AG (2) 33,112 1,207,903
Daimler Truck Holding AG (2) 1,897 93,419
Deutsche Bank AG (Registered) (2) 138,270 4,114,927
Fresenius Medical Care AG (2) 3,104 140,666
Heidelberg Materials AG (2) 1,778 375,223
Mercedes-Benz Group AG (2) 51,054 3,137,927
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2) 491 310,087
Nordex SE (2)* 17,724 960,507
Rheinmetall AG (2) 2,034 3,430,923
RWE AG (2)(a) 16,463 1,107,612
SAP SE (2)(a) 12,887 2,197,010
Scout24 SE (2)(c) 1,458 112,497
Siemens Energy AG (2) 42,564 7,340,143
34,106,731

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Hong Kong - 0 .0% †
Hong Kong Exchanges & Clearing
Ltd. (2) 1,800 90,806
Techtronic Industries Co. Ltd. (2) 22,500 298,806
WH Group Ltd. (2)(c) 82,500 108,441
498,053
Italy - 0 .5%
Banca Monte dei Paschi di Siena
SpA (2) 35,859 312,889
Banco BPM SpA (2) 6,640 92,366
Fincantieri SpA (2)* 26,902 415,110
Intesa Sanpaolo SpA (2)(a)(b) 306,728 1,855,056
Leonardo SpA (2) 29,124 1,980,999
Poste Italiane SpA (2)(c) 37,296 877,901
UniCredit SpA (2) 43,708 3,135,777
Unipol Assicurazioni SpA (2)(a)(b) 107,599 2,499,544
11,169,642
Japan - 3 .5%
Advantest Corp. (2) 16,300 2,249,509
Astellas Pharma, Inc. (2) 342,500 5,583,371
BayCurrent, Inc. (2) 44,500 1,288,112
Canon, Inc. (2)(a)(b) 46,700 1,295,801
Chubu Electric Power Co., Inc. (2) 36,200 596,826
Concordia Financial Group Ltd. (2) 86,300 770,331
Daiichi Life Group, Inc. (2) 22,900 211,184
Daiichi Sankyo Co. Ltd. (2) 13,300 237,946
Disco Corp. (2) 4,500 1,834,125
ENEOS Holdings, Inc. (2) 287,300 2,588,612
Fuji Electric Co. Ltd. (2) 1,700 119,089
Fujikura Ltd. (2) 18,000 495,037
Fukuoka Financial Group, Inc. (2) 27,900 1,068,446
Hitachi Ltd. (2) 22,100 648,314
Honda Motor Co. Ltd. (2) 142,200 1,150,906
Hoya Corp. (2) 5,100 884,138
Idemitsu Kosan Co. Ltd. (2) 28,400 278,817
Inpex Corp. (2) 23,300 689,202
Isetan Mitsukoshi Holdings Ltd. (2) 127,000 2,340,031
Japan Post Bank Co. Ltd. (2) 285,100 4,650,045
Japan Post Holdings Co. Ltd. (2) 34,900 402,971
Kobe Steel Ltd. (2) 7,100 86,167
Marubeni Corp. (2) 3,200 117,062
Mazda Motor Corp. (2) 194,300 1,328,972
MINEBEA MITSUMI, Inc. (2) 6,000 99,631
Mitsubishi UFJ Financial Group,
Inc. (2) 64,900 1,099,012
Mitsui Chemicals, Inc. (2) 7,300 88,184
Mizuho Financial Group, Inc. (2) 104,800 4,242,698
MS&AD Insurance Group Holdings,
Inc. (2) 24,700 644,561
Murata Manufacturing Co. Ltd. (2) 119,900 2,690,224
Nexon Co. Ltd. (2) 95,800 1,804,555
Nippon Steel Corp. (2) 62,000 228,628
Nippon Yusen KK (2) 12,700 466,532
Nomura Holdings, Inc. (2) 262,200 2,064,573
Obic Co. Ltd. 54,400 1,320,367
Omron Corp. (2) 124,900 3,593,260
Panasonic Holdings Corp. (2) 227,100 3,808,776
Rakuten Group, Inc. (2)*(a)(b) 355,400 1,661,335
Recruit Holdings Co. Ltd. (2)(a) 86,800 3,781,873
INVESTMENTS SHARES VALUE ($)
Japan - 3.5% (continued)
Renesas Electronics Corp. (2)(a)(b) 19,800 283,085
Resona Holdings, Inc. (2) 215,700 2,460,651
Seven & i Holdings Co. Ltd. (2)(a) 93,300 1,254,852
Shimamura Co. Ltd. (2) 12,600 263,802
Shimizu Corp. (2) 14,800 265,529
Shionogi & Co. Ltd. (2) 21,000 464,540
Shizuoka Financial Group, Inc. (2) 53,000 880,042
Sojitz Corp. (2) 23,080 913,896
Sony Financial Group, Inc. (2) 577,700 529,205
Sony Group Corp. (2)(a) 36,500 760,760
Square Enix Holdings Co. Ltd. (2) 66,300 1,056,556
Subaru Corp. (2) 69,000 1,111,686
Sumitomo Corp. (2) 7,700 288,127
Sumitomo Mitsui Financial Group,
Inc. (2) 12,300 404,428
TBS Holdings, Inc. (2) 2,500 90,079
Tokio Marine Holdings, Inc. (2) 26,300 1,234,548
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a)(b) 133,300 549,275
Tokyo Electron Ltd. (2) 19,400 4,819,948
Toyota Motor Corp. (2)(a) 144,700 3,007,929
Toyota Tsusho Corp. (2) 6,100 236,416
Trend Micro, Inc. (2) 10,300 343,367
USS Co. Ltd. (2) 49,700 522,785
Yokogawa Electric Corp. (2) 3,300 101,982
80,352,711
Netherlands - 0 .7%
ABN AMRO Bank NV, CVA (2)(c) 46,295 1,467,589
Argenx SE (2)* 263 190,869
ASM International NV (2) 124 93,986
ASML Holding NV (2) 9,945 13,224,430
ING Groep NV (2) 5,135 133,288
NN Group NV (2) 20,842 1,627,675
Wolters Kluwer NV (2)(a) 1,771 132,273
16,870,110
Norway - 0 .1%
Kongsberg Gruppen ASA 24,212 1,032,077
Vend Marketplaces ASA 34,405 851,340
1,883,417
Russia - 0 .0%
Evraz plc (3)* 27,473 –
Singapore - 0 .0% †
Sea Ltd., ADR * 3,836 317,659
Spain - 0 .5%
ACS Actividades de Construccion y
Servicios SA (2) 5,948 725,390
Banco Santander SA (2) 403,391 4,522,304
Bankinter SA (2) 7,224 114,409
CaixaBank SA (2) 10,984 131,672
Fluidra SA (2)(a)(b) 5,023 116,514
Industria de Diseno Textil SA (2)(a) 88,559 5,154,913
Repsol SA (2) 4,167 117,295
Unicaja Banco SA (2)(c) 63,088 187,229
11,069,726

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Sweden - 0 .3%
Electrolux AB, Class B (2)* 57,783 366,781
Evolution AB (2)(a)(b)(c) 45,596 2,865,638
Svenska Handelsbanken AB, Class
A (2) 23,221 306,139
Swedbank AB, Class A (2) 7,430 253,241
Telefonaktiebolaget LM Ericsson,
Class B (2) 337,305 3,845,356
7,637,155
Switzerland - 0 .2%
ABB Ltd. (Registered) (2)(a) 4,749 386,132
Helvetia Baloise Holding AG (2)(a)
(b) 1,356 350,947
Logitech International SA
(Registered) (2)(a)(b) 11,394 1,058,099
Sandoz Group AG (2) 1,932 151,374
TE Connectivity plc 454 94,895
Zurich Insurance Group AG (2) 3,641 2,573,525
4,614,972
United Kingdom - 1 .4%
Aviva plc (2) 10,570 84,828
Barclays plc (2) 402,982 2,109,000
British American Tobacco plc (2)(a) 9,253 537,218
Burberry Group plc (2)* 39,281 574,764
Centrica plc (2) 158,393 448,480
CK Hutchison Holdings Ltd. (2) 12,500 95,950
Compass Group plc (2)(a) 141,126 3,937,546
Entain plc (2) 15,317 115,067
Hiscox Ltd. (2) 22,516 454,487
HSBC Holdings plc (2)(a) 84,371 1,385,591
International Consolidated Airlines
Group SA (2) 98,100 465,613
Kingfisher plc (2) 37,209 141,481
Lloyds Banking Group plc (2) 2,898,790 3,592,863
Marks & Spencer Group plc (2)(a)
(b) 138,345 623,344
NatWest Group plc (2) 467,070 3,460,030
Persimmon plc (2) 46,429 662,793
Rolls-Royce Holdings plc (2)(a) 285,478 4,337,103
Standard Chartered plc (2) 14,883 310,160
Subsea 7 SA (2) 4,230 131,040
TechnipFMC plc 123,105 8,510,249
Vodafone Group plc (2) 293,497 442,697
32,420,304
United States - 36 .5%
3M Co. 9,583 1,391,739
AbbVie, Inc. 954 207,485
Abercrombie & Fitch Co., Class A * 47,724 4,360,542
Acerinox SA (2)(a)(b) 6,478 90,570
Adobe, Inc. * 14,783 3,593,452
Advanced Micro Devices, Inc. *(a)
(b) 6,608 1,344,265
Aegon Ltd. (2) 24,940 182,392
Airbnb, Inc., Class A * 45,297 5,720,105
Alcoa Corp. 1,706 113,159
Align Technology, Inc. * 5,134 880,122
Allison Transmission Holdings, Inc.
(a)(b) 8,929 1,045,229
INVESTMENTS SHARES VALUE ($)
United States - 36.5% (continued)
Allstate Corp. (The) 5,745 1,191,168
Ally Financial, Inc. 32,896 1,290,510
Alnylam Pharmaceuticals, Inc. *(a)
(b) 4,427 1,464,761
Alphabet, Inc., Class A (a) 49,437 14,216,104
Alphabet, Inc., Class C (a) 50,810 14,575,356
Altria Group, Inc. 24,108 1,590,887
Amazon.com, Inc. *(a) 102,112 21,266,865
American Express Co. 1,121 339,080
American International Group, Inc.
(a)(b) 4,921 370,305
Ameriprise Financial, Inc. 11,225 4,988,390
Amphenol Corp., Class A (a) 22,148 2,798,400
Aon plc, Class A 9,259 2,988,620
AP Moller - Maersk A/S, Class B
(2)(a) 334 834,293
APA Corp. 25,503 1,082,347
Apple, Inc. (a)(b) 108,728 27,594,078
Applied Materials, Inc. 1,086 371,184
Arch Capital Group Ltd. * 967 92,822
Arista Networks, Inc. * 32,655 4,009,381
Arrow Electronics, Inc. * 1,676 240,355
ASGN, Inc. * 22,742 880,343
AT&T, Inc. (a) 58,512 1,696,263
Autodesk, Inc. * 3,709 887,935
Axis Capital Holdings Ltd. 12,032 1,220,165
Bank of America Corp. (a) 94,712 4,617,210
Bank of New York Mellon Corp.
(The) 19,918 2,362,872
Bath & Body Works, Inc. 100,031 1,867,579
Berkshire Hathaway, Inc., Class B
*(a)(b) 13,329 6,387,257
Best Buy Co., Inc. (a)(b) 29,398 1,887,352
Biogen, Inc. * 3,290 603,156
BioMarin Pharmaceutical, Inc. * 39,053 2,206,104
Blackrock, Inc. 3,121 3,001,497
Boeing Co. (The) *(a)(b) 5,677 1,129,893
Booking Holdings, Inc. (a) 2,527 10,639,479
BorgWarner, Inc. 7,762 421,166
Boston Beer Co., Inc. (The), Class
A * 1,195 275,328
Boston Scientific Corp. * 12,672 795,168
BP plc (2) 696,401 5,450,594
Bright Horizons Family Solutions,
Inc. * 24,759 2,033,457
Bristol-Myers Squibb Co. 125,207 7,593,805
Broadcom, Inc. (a) 59,653 18,463,199
Broadridge Financial Solutions, Inc.
(a)(b) 4,358 708,088
Burlington Stores, Inc. *(a)(b) 5,794 1,885,252
Capital One Financial Corp. 18,027 3,288,666
Cardinal Health, Inc. 4,950 1,045,985
CarMax, Inc. * 63,684 2,647,981
Carnival Corp. 33,812 875,055
Carpenter Technology Corp. 2,669 1,051,986
Centene Corp. * 229,057 7,499,326
Charles Schwab Corp. (The) (a)(b) 11,156 1,048,441
Cheniere Energy, Inc. (a)(b) 1,879 533,185
Chewy, Inc., Class A *(a)(b) 121,789 3,288,303

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 36.5% (continued)
Chipotle Mexican Grill, Inc., Class
A * 9,855 315,459
Chord Energy Corp. (a)(b) 969 137,772
Chubb Ltd. (a) 14,652 4,775,526
Ciena Corp. *(a)(b) 15,863 6,158,492
Cigna Group (The) (a)(b) 8,336 2,223,628
Cincinnati Financial Corp. 2,954 464,812
Cisco Systems, Inc. (a) 11,928 925,494
Citigroup, Inc. 55,154 6,255,015
Citizens Financial Group, Inc. 27,644 1,657,811
Cloudflare, Inc., Class A *(a)(b) 1,847 381,110
CME Group, Inc. (a) 9,717 2,869,916
CNO Financial Group, Inc. 2,242 92,057
Coca-Cola Consolidated, Inc. 5,380 1,031,561
Coeur Mining, Inc. * 14,469 270,533
Comcast Corp., Class A (a) 58,313 1,674,166
Comfort Systems USA, Inc. 7,932 10,938,149
Commvault Systems, Inc. * 8,194 638,231
Concentrix Corp. 7,047 192,806
ConocoPhillips 32,067 4,232,844
Costco Wholesale Corp. (a) 4,847 4,829,696
Credo Technology Group Holding
Ltd. * 2,797 262,554
CRH plc (a)(b) 13,692 1,439,303
Crowdstrike Holdings, Inc., Class
A *(a)(b) 227 88,623
Crown Holdings, Inc. 1,057 105,964
Cummins, Inc. 1,151 619,261
CVS Health Corp. (a) 7,888 566,516
Danaher Corp. 28,425 5,389,380
Datadog, Inc., Class A *(a)(b) 15,128 1,785,860
Deckers Outdoor Corp. * 12,915 1,292,662
Dell Technologies, Inc., Class C 4,913 806,371
Delta Air Lines, Inc. (a) 55,653 3,699,811
Dexcom, Inc. * 7,071 444,059
Docusign, Inc., Class A * 30,723 1,456,577
Dollar General Corp. 28,812 3,420,849
Dollar Tree, Inc. *(a)(b) 838 91,769
Domino's Pizza, Inc. 4,227 1,516,605
DoubleVerify Holdings, Inc. * 53,937 512,402
DraftKings, Inc., Class A *(a)(b) 88,954 1,923,185
East West Bancorp, Inc. 12,959 1,383,503
Edison International (a) 82,345 6,026,007
Elastic NV * 37,688 1,884,023
Elevance Health, Inc. 622 182,091
elf Beauty, Inc. *(a)(b) 35,649 2,160,686
Eli Lilly & Co. 6,087 5,598,640
EMCOR Group, Inc. 2,286 1,687,777
EOG Resources, Inc. 8,576 1,239,832
Equifax, Inc. (a)(b) 4,903 882,883
Evercore, Inc., Class A (a)(b) 11,354 3,389,283
Everpure, Inc., Class A *(a)(b) 27,079 1,598,744
Exelixis, Inc. * 88,125 3,779,681
ExlService Holdings, Inc. * 18,139 552,333
Expand Energy Corp. (a)(b) 15,664 1,719,594
Expedia Group, Inc. (a)(b) 22,520 5,199,643
Exxon Mobil Corp. (a) 39,267 6,662,039
Federated Hermes, Inc., Class B
(a)(b) 1,604 90,963
FedEx Corp. (a) 29,245 10,416,484
INVESTMENTS SHARES VALUE ($)
United States - 36.5% (continued)
Fidelity National Information
Services, Inc. (a)(b) 31,406 1,473,255
First Horizon Corp. 40,301 917,251
Fiserv, Inc. *(a)(b) 3,900 217,620
Five Below, Inc. * 3,559 813,160
Flowserve Corp. (a)(b) 13,408 985,622
FMC Corp. 179,012 3,082,587
Fortinet, Inc. * 28,404 2,321,175
Freeport-McMoRan, Inc. 55,981 3,290,563
Gap, Inc. (The) 43,566 1,054,297
Garmin Ltd. (a) 5,639 1,308,304
Gates Industrial Corp. plc * 51,969 1,175,019
GE Aerospace 32,374 9,186,770
GE Vernova, Inc. 8,649 7,549,712
General Motors Co. (a) 122,309 9,112,021
Genpact Ltd. 99,505 3,706,561
Gilead Sciences, Inc. 12,591 1,754,808
Globe Life, Inc. 5,985 832,932
Goodyear Tire & Rubber Co. (The)
*(a)(b) 65,013 431,036
GSK plc (2) 26,456 728,743
Haemonetics Corp. * 77,017 4,340,678
Hasbro, Inc. 2,365 221,364
HealthEquity, Inc. * 11,752 982,115
Hewlett Packard Enterprise Co. (a)
(b) 71,920 1,712,415
HF Sinclair Corp. (a)(b) 23,688 1,477,894
Holcim AG (2) 1,393 115,148
Howmet Aerospace, Inc. (a)(b) 9,208 2,122,076
HubSpot, Inc. * 11,915 2,908,452
Huntington Bancshares, Inc. (a)(b) 61,231 958,265
Illumina, Inc. *(a)(b) 14,898 1,836,327
Incyte Corp. *(a)(b) 47,193 4,441,805
Insulet Corp. * 10,364 2,174,782
Intel Corp. *(a)(b) 72,126 3,182,920
InterContinental Hotels Group plc
(2) 682 89,939
International Business Machines
Corp. (a)(b) 22,510 5,456,199
Invesco Ltd. 61,545 1,494,928
IQVIA Holdings, Inc. *(a)(b) 8,225 1,402,692
ITT, Inc. 11,942 2,275,309
Jazz Pharmaceuticals plc * 4,733 894,774
JB Hunt Transport Services, Inc. 11,183 2,369,678
Jefferies Financial Group, Inc. 31,989 1,320,186
Johnson & Johnson (a) 37,735 9,223,943
Johnson Controls International plc 19,902 2,606,167
JPMorgan Chase & Co. (a) 7,532 2,215,613
KKR & Co., Inc. 28,293 2,617,103
KLA Corp. (a)(b) 324 477,061
Lam Research Corp. 13,066 2,791,682
Las Vegas Sands Corp. 33,132 1,785,152
LivaNova plc *(a)(b) 6,240 396,614
Lockheed Martin Corp. 3,562 2,152,837
Lululemon Athletica, Inc. *(a)(b) 2,941 450,267
Lumentum Holdings, Inc. *(a)(b) 4,119 2,894,668
Lyft, Inc., Class A *(a)(b) 6,689 88,964
LyondellBasell Industries NV, Class
A (a)(b) 12,921 1,040,916
Manhattan Associates, Inc. *(a)(b) 21,418 2,851,164

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 36.5% (continued)
ManpowerGroup, Inc. 19,944 587,550
Marathon Petroleum Corp. 1,596 389,711
MarketAxess Holdings, Inc. 8,381 1,382,697
Marsh & McLennan Cos., Inc. 7,138 1,238,086
Mastercard, Inc., Class A 519 259,324
Mattel, Inc. * 76,366 1,109,598
McKesson Corp. (a) 2,672 2,312,242
Medpace Holdings, Inc. *(a)(b) 7,634 3,665,770
Merck & Co., Inc. 62,972 7,574,902
Meta Platforms, Inc., Class A (a)(b) 18,749 10,726,865
MetLife, Inc. 3,967 280,546
MGIC Investment Corp. 3,451 90,589
Micron Technology, Inc. 35,495 11,991,631
Microsoft Corp. (a) 118,108 43,720,037
Mohawk Industries, Inc. *(a)(b) 14,985 1,475,423
Molina Healthcare, Inc. *(a)(b) 23,141 3,084,695
MongoDB, Inc., Class A *(a)(b) 12,550 3,071,864
Mosaic Co. (The) 5,392 137,496
MSCI, Inc., Class A 243 130,979
Mueller Industries, Inc. 12,755 1,413,254
Natera, Inc. *(a)(b) 13,502 2,700,265
Nestle SA (Registered) (2)(a) 67,615 6,632,427
Netflix, Inc. *(a)(b) 21,100 2,028,765
Neurocrine Biosciences, Inc. * 23,894 3,147,796
New York Times Co. (The), Class A 23,987 2,008,432
Newell Brands, Inc. (a)(b) 225,569 773,702
Newmont Corp. (a) 46,767 5,062,528
Nexstar Media Group, Inc., Class A 2,201 398,007
NIKE, Inc., Class B (a)(b) 3,695 195,170
Northern Trust Corp. 2,322 324,082
Northrop Grumman Corp. (a)(b) 1,025 699,296
Novartis AG (Registered) (2)(a) 53,085 8,148,252
NVIDIA Corp. (a) 266,704 46,513,177
Occidental Petroleum Corp. (a)(b) 59,118 3,842,670
Old Republic International Corp. 14,456 576,794
Omnicom Group, Inc. (a)(b) 11,466 863,504
OneMain Holdings, Inc. 29,788 1,593,360
Oshkosh Corp. (a)(b) 3,580 527,012
Owens Corning 3,385 366,325
PACCAR, Inc. 905 104,528
Palantir Technologies, Inc., Class
A *(a)(b) 34,999 5,119,654
Paylocity Holding Corp. * 6,565 709,283
Pegasystems, Inc. 12,379 526,850
PepsiCo, Inc. (a) 10,679 1,658,342
Pfizer, Inc. 25,675 720,954
PG&E Corp. (a) 364,903 6,411,346
Philip Morris International, Inc. 13,982 2,311,784
Phillips 66 1,461 266,165
Pinnacle Financial Partners, Inc.
(a)(b) 12,538 1,080,023
PNC Financial Services Group, Inc.
(The) 26,392 5,491,911
Popular, Inc. 1,585 212,659
Principal Financial Group, Inc. (a)
(b) 8,752 788,643
Procore Technologies, Inc. *(a)(b) 29,383 1,674,831
Progressive Corp. (The) (a) 3,891 771,352
Prologis, Inc., REIT (a)(b) 682 90,147
Prosperity Bancshares, Inc. (a)(b) 15,498 1,041,156
INVESTMENTS SHARES VALUE ($)
United States - 36.5% (continued)
QUALCOMM, Inc. 20,054 2,582,554
Ralph Lauren Corp., Class A 5,150 1,771,549
Regeneron Pharmaceuticals, Inc. 7,264 5,612,457
Reinsurance Group of America, Inc. 5,802 1,184,536
ROBLOX Corp., Class A *(a)(b) 59,974 3,392,129
Roche Holding AG (2)(a) 6,969 2,781,264
Roku, Inc., Class A * 12,359 1,169,409
Roper Technologies, Inc. 1,464 518,051
Royal Caribbean Cruises Ltd. (a)(b) 1,493 410,844
S&P Global, Inc. (a)(b) 11,585 4,927,564
Salesforce, Inc. (a) 38,297 7,148,901
Sandisk Corp. * 4,075 2,589,011
Sanofi SA (2) 65,786 6,352,943
Sarepta Therapeutics, Inc. *(a)(b) 38,676 841,590
Science Applications International
Corp. 10,213 969,418
Seagate Technology Holdings plc
(a)(b) 11,668 4,571,056
Selective Insurance Group, Inc. 31,755 2,394,009
SentinelOne, Inc., Class A * 147,389 1,898,370
ServiceNow, Inc. *(a)(b) 16,743 1,750,481
Shell plc (2)(a) 38,486 1,782,481
SiteOne Landscape Supply, Inc. * 2,262 301,095
Skyworks Solutions, Inc. (a)(b) 6,760 361,998
Smurfit Westrock plc (a)(b) 64,188 2,557,892
Snowflake, Inc., Class A *(a)(b) 33,249 5,014,614
Sprouts Farmers Market, Inc. *(a)
(b) 1,874 144,542
SS&C Technologies Holdings, Inc.
(a) 1,732 117,031
State Street Corp. 2,835 358,798
Stifel Financial Corp. 76,653 5,666,190
Swiss Re AG (2) 7,803 1,310,726
Synchrony Financial 12,521 851,678
Take-Two Interactive Software, Inc.
*(a)(b) 8,293 1,637,868
Tapestry, Inc. 15,223 2,148,118
Target Corp. (a) 2,582 312,938
Tenet Healthcare Corp. * 15,742 2,970,673
Teradyne, Inc. 9,712 2,879,220
Tesla, Inc. *(a)(b) 21,802 8,104,894
Texas Capital Bancshares, Inc. * 3,285 311,681
Texas Roadhouse, Inc., Class A 7,113 1,174,641
TJX Cos., Inc. (The) (a) 13,476 2,152,117
T-Mobile US, Inc. (a) 7,405 1,555,272
Toll Brothers, Inc. 19,481 2,658,572
Toro Co. (The) 4,454 416,182
Trane Technologies plc (a)(b) 212 88,349
Travelers Cos., Inc. (The) 9,217 2,688,415
Trex Co., Inc. *(a)(b) 26,941 981,191
Trimble, Inc. *(a)(b) 4,040 263,529
Truist Financial Corp. (a)(b) 5,366 246,675
Uber Technologies, Inc. *(a)(b) 59,985 4,314,721
Union Pacific Corp. 1,581 383,582
United Airlines Holdings, Inc. * 23,064 2,123,502
United Parcel Service, Inc., Class
B (a)(b) 34,680 3,411,818
United Therapeutics Corp. * 1,492 884,726
UnitedHealth Group, Inc. (a)(b) 14,453 3,910,837
Unum Group 7,822 571,241

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 36.5% (continued)
US Bancorp 9,228 479,948
US Foods Holding Corp. *(a)(b) 11,188 1,031,645
Valero Energy Corp. 3,631 897,147
Veeva Systems, Inc., Class A * 483 84,844
VeriSign, Inc. 9,070 2,252,625
Verizon Communications, Inc. (a) 1,958 98,292
Versant Media Group, Inc. * 64,783 2,398,267
Vertiv Holdings Co., Class A 18,095 4,534,245
Viking Holdings Ltd. *(a) 24,640 1,810,547
Visa, Inc., Class A (a) 10,345 3,126,673
Walmart, Inc. (a) 67,533 8,393,001
Walt Disney Co. (The) (a) 7,632 735,572
Weatherford International plc (a)(b) 4,685 443,107
Wells Fargo & Co. 36,867 2,934,982
WESCO International, Inc. (a)(b) 673 184,146
West Pharmaceutical Services, Inc. 3,325 833,378
Western Digital Corp. (a)(b) 22,052 5,964,845
Westinghouse Air Brake
Technologies Corp. 1,676 418,849
WEX, Inc. * 2,716 415,657
Woodward, Inc. 683 244,459
Workday, Inc., Class A *(a)(b) 671 87,176
Zoom Communications, Inc., Class
A * 17,392 1,398,143
ZoomInfo Technologies, Inc., Class
A *(a)(b) 104,799 626,698
Zscaler, Inc. *(a)(b) 5,093 714,497
839,435,761
TOTAL COMMON STOCKS
(Cost $918,644,573) 1,152,949,613
PREFERRED STOCKS - 0.0% †
Germany - 0 .0% †
Volkswagen AG (Preference) (2)
(Cost $316,199) 3,612 369,481
PRINCIPAL
AMOUNT
FOREIGN GOVERNMENT SECURITIES - 10 .3%
French Republic
0.70%, 7/25/2030 (2)(d)(e) EUR 23,142,490 27,063,283
0.10%, 7/25/2031 (2)(d)(e) 17,210,319 19,279,678
0.60%, 7/25/2034 (2)(d)(e) 14,306,745 15,740,585
0.10%, 3/1/2036 (2)(d)(e) 15,771,606 15,473,658
0.10%, 7/25/2036 (2)(d)(e) 20,123,680 20,225,741
United Kingdom Gilt Inflation-Linked
0.13%, 8/10/2031 (2)(d)(e) GBP 14,395,472 18,652,153
1.25%, 11/22/2032 (2)(d)(e) 18,716,700 25,418,689
0.75%, 11/22/2033 (2)(d)(e) 13,537,948 17,519,498
0.75%, 3/22/2034 (2)(d)(e) 17,500,000 22,396,689
1.13%, 9/22/2035 (2)(d)(e) 11,228,760 14,541,100
0.13%, 11/22/2036 (2)(d)(e) 15,004,416 17,188,696
1.13%, 11/22/2037 (2)(d)(e) 18,085,230 22,735,942
Cost: $236,065,299 $–
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $236,065,299) 236,235,712
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 21 .9%
U.S. Treasury Inflation-Linked Notes
2.13%, 4/15/2029 (2)(d) $ 210,310 215,891
1.63%, 10/15/2029 (2)(d) 206,736 209,982
1.63%, 4/15/2030 (2)(d) 42,811,325 43,237,090
0.13%, 7/15/2030 (2)(d) 126,858 120,744
1.13%, 10/15/2030 (2)(d) 43,941,224 43,546,834
0.13%, 1/15/2031 (2)(d) 124,945 117,460
0.13%, 7/15/2031 (2)(d) 45,507,375 42,514,789
0.13%, 1/15/2032 (2)(d) 47,989,606 44,161,320
0.63%, 7/15/2032 (2)(d) 43,434,272 40,977,593
1.13%, 1/15/2033 (2)(d) 44,112,760 42,484,303
1.38%, 7/15/2033 (2)(d) 40,909,908 39,987,561
1.75%, 1/15/2034 (2)(d) 44,017,376 43,829,237
1.88%, 7/15/2034 (2)(d) 46,126,475 46,350,947
2.13%, 1/15/2035 (2)(d) 48,645,736 49,465,857
1.88%, 7/15/2035 (2)(d) 51,052,176 50,801,241
1.88%, 1/15/2036 (2)(d) 16,115,778 15,921,195
Cost: $502,907,595 $–
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $502,907,595) 503,942,044
SHARES
SHORT-TERM INVESTMENTS - 22.9%
INVESTMENT COMPANIES - 22 .0%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.52% (f)(g) 27,658,900 27,658,900
Limited Purpose Cash Investment
Fund, 3.65% (f) 478,140,909 478,140,909
TOTAL INVESTMENT COMPANIES
(Cost $505,782,936) 505,799,809
—
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 0 .9%
U.S. Treasury Bills
3.53%, 7/2/2026 (2)(h)(i) $ 10,000,000 9,907,917
3.57%, 8/6/2026 (2)(h)(i) 10,000,000 9,873,362
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $19,787,632) 19,781,279
—
TOTAL SHORT-TERM INVESTMENTS
(Cost $525,570,568) 525,581,088
TOTAL LONG POSITIONS
(Cost $2,183,504,234) 2,419,077,938
SHARES
SHORT POSITIONS - (11.7)%
COMMON STOCKS - (11.6)%
Australia - ( 1 .0 ) %
Cochlear Ltd. (2) (6,673) (785,216)
Liontown Ltd. (2) (678,296) (827,905)
Lynas Rare Earths Ltd. (2) (635,689) (8,631,047)
Mineral Resources Ltd. (2) (4,625) (177,659)
NEXTDC Ltd. (2) (136,545) (1,091,674)
PLS Group Ltd. (2) (319,677) (1,170,508)
SGH Ltd. (2) (5,586) (158,927)
Telix Pharmaceuticals Ltd. (2) (504,590) (4,830,945)
Treasury Wine Estates Ltd. (2) (1,249,269) (3,224,064)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Australia - (1.0)% (continued)
WiseTech Global Ltd. (2) (97,475) (2,629,931)
(23,527,876)
Belgium - ( 0 .1 ) %
D'ieteren Group (2) (1,929) (357,160)
Financiere de Tubize SA (2) (3,619) (897,750)
(1,254,910)
Canada - ( 0 .0 ) % †
Bombardier, Inc., Class B (1,763) (311,792)
Gildan Activewear, Inc. (9,617) (535,568)
(847,360)
Denmark - ( 0 .1 ) %
Coloplast A/S, Class B (2) (1,807) (123,091)
Demant A/S (2) (34,090) (1,033,047)
(1,156,138)
France - ( 0 .2 ) %
Alstom SA (2) (5,009) (143,249)
Edenred SE (2) (12,251) (244,027)
Remy Cointreau SA (2) (36,731) (1,588,348)
Sartorius Stedim Biotech (2) (2,172) (423,024)
SPIE SA (2) (21,123) (1,057,747)
(3,456,395)
Germany - ( 0 .2 ) %
CTS Eventim AG & Co. KGaA (2) (14,742) (863,449)
Hensoldt AG (2) (17,933) (1,591,561)
Infineon Technologies AG (2) (33,465) (1,518,178)
Schaeffler AG (2) (40,794) (340,740)
(4,313,928)
Italy - ( 0 .1 ) %
Italgas SpA (2) (140,559) (1,637,370)
Technoprobe SpA (2) (89,198) (1,494,832)
(3,132,202)
Japan - ( 1 .2 ) %
Chugai Pharmaceutical Co. Ltd. (2) (15,500) (854,801)
Ebara Corp. (2) (75,000) (2,123,110)
Eisai Co. Ltd. (2) (3,400) (106,443)
Furukawa Electric Co. Ltd. (2) (1,600) (307,168)
Hirose Electric Co. Ltd. (2) (11,900) (1,557,878)
Ibiden Co. Ltd. (2) (40,900) (2,046,657)
IHI Corp. (2) (112,700) (2,325,340)
Kawasaki Heavy Industries Ltd. (2) (48,500) (912,146)
Kokusai Electric Corp. (2) (7,800) (263,755)
Lasertec Corp. (2) (9,300) (2,069,934)
M3, Inc. (2) (278,900) (2,862,733)
Mitsui Kinzoku Co. Ltd. (2) (5,900) (1,119,141)
MonotaRO Co. Ltd. (2) (66,300) (718,660)
Nippon Sanso Holdings Corp. (2) (38,400) (1,361,603)
Nissan Motor Co. Ltd. (2) (198,400) (430,006)
Nitori Holdings Co. Ltd. (2) (7,000) (111,213)
Nomura Research Institute Ltd. (2) (83,000) (2,271,514)
Oriental Land Co. Ltd. (2) (13,800) (234,873)
Resonac Holdings Corp. (2) (2,900) (188,743)
Ryohin Keikaku Co. Ltd. (2) (33,400) (712,743)
Sanrio Co. Ltd. (2) (49,000) (304,645)
INVESTMENTS SHARES VALUE ($)
Japan - (1.2)% (continued)
SCREEN Holdings Co. Ltd. (2) (52,800) (3,145,644)
Toho Co. Ltd. (9,100) (95,584)
Toyota Industries Corp. (2) (8,422) (1,089,133)
Yamaha Motor Co. Ltd. (2) (46,000) (332,322)
(27,545,789)
Luxembourg - ( 0 .0 ) % †
CVC Capital Partners plc (2)(c) (54,194) (707,519)
Netherlands - ( 0 .0 ) % †
Adyen NV (2)(c) (1,062) (1,062,903)
Singapore - ( 0 .0 ) % †
STMicroelectronics NV (2) (3,281) (111,648)
South Korea - ( 0 .0 ) % †
Delivery Hero SE (2)(c) (34,267) (636,720)
Spain - ( 0 .2 ) %
Acciona SA (2) (4,529) (1,190,957)
Cellnex Telecom SA (2)(c) (5,101) (164,021)
Indra Sistemas SA (2) (49,823) (2,784,629)
(4,139,607)
Sweden - ( 0 .0 ) % †
Hexagon AB, Class B (2) (84,568) (823,026)
Switzerland - ( 0 .1 ) %
Barry Callebaut AG (Registered) (2) (137) (240,928)
Belimo Holding AG (Registered) (2) (2,815) (2,286,199)
SIG Group AG (2) (13,776) (206,507)
Ypsomed Holding AG (Registered)
(2) (361) (126,554)
(2,860,188)
Thailand - ( 0 .0 ) % †
Fabrinet (172) (89,701)
United Kingdom - ( 0 .1 ) %
B&M European Value Retail plc (2) (409,202) (918,883)
JD Sports Fashion plc (2) (415,217) (393,816)
SSE plc (2) (7,813) (270,085)
Wise plc, Class A (2) (57,256) (689,487)
(2,272,271)
United States - ( 8 .3 ) %
AAON, Inc. (2,954) (244,444)
Acadia Healthcare Co., Inc. (50,704) (1,185,967)
AeroVironment, Inc. (12,417) (2,272,932)
Air Products and Chemicals, Inc. (5,379) (1,562,546)
Amentum Holdings, Inc. (24,746) (645,376)
American Healthcare REIT, Inc.,
REIT (144,390) (6,809,431)
Americold Realty Trust, Inc., REIT (163,131) (1,869,481)
Apellis Pharmaceuticals, Inc. (102,163) (4,110,017)
Appfolio, Inc., Class A (537) (84,749)
AppLovin Corp., Class A (4,005) (1,593,990)
Arrowhead Pharmaceuticals, Inc. (29,539) (1,852,095)
AST SpaceMobile, Inc. (32,110) (2,660,956)
Astera Labs, Inc. (36,424) (3,992,070)
Aurora Innovation, Inc. (640,377) (2,638,353)
Avient Corp. (2,802) (101,713)
Avis Budget Group, Inc. (66,737) (9,733,590)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (8.3)% (continued)
Axon Enterprise, Inc. (2,326) (987,829)
Bentley Systems, Inc., Class B (5,218) (183,256)
BILL Holdings, Inc. (18,112) (693,690)
Bio-Rad Laboratories, Inc., Class A (1,281) (357,079)
Bio-Techne Corp. (13,323) (696,260)
Bloom Energy Corp., Class A (4,281) (580,033)
Builders FirstSource, Inc. (13,333) (1,097,706)
Cadence Design Systems, Inc. (3,242) (900,855)
Carvana Co., Class A (10,062) (3,163,292)
Cava Group, Inc. (34,387) (2,781,908)
Celanese Corp., Class A (32,262) (2,121,872)
Certara, Inc. (290,529) (1,656,015)
CF Industries Holdings, Inc. (3,564) (462,750)
Charles River Laboratories
International, Inc. (2,535) (437,288)
Choice Hotels International, Inc. (6,939) (718,187)
Clarivate plc (451,101) (1,141,286)
Clearway Energy, Inc., Class C (70) (2,750)
Cleveland-Cliffs, Inc. (65,971) (557,455)
Coinbase Global, Inc., Class A (29,722) (5,189,757)
Corcept Therapeutics, Inc. (23,492) (946,963)
Coty, Inc., Class A (41,800) (84,018)
Crane NXT Co. (26,101) (1,059,440)
Cytokinetics, Inc. (51,968) (3,425,211)
DENTSPLY SIRONA, Inc. (23,499) (272,588)
Dick's Sporting Goods, Inc. (7,054) (1,398,738)
Dutch Bros, Inc., Class A (61,701) (3,125,773)
DXC Technology Co. (26,571) (333,997)
Dycom Industries, Inc. (6,598) (2,235,534)
EchoStar Corp., Class A (17,410) (2,038,189)
Elanco Animal Health, Inc. (28,583) (683,991)
Enphase Energy, Inc. (28,270) (1,068,889)
Entegris, Inc. (919) (107,744)
Erie Indemnity Co., Class A (2,342) (588,568)
Etsy, Inc. (5,005) (250,150)
Flagstar Bank NA (32,273) (425,035)
Floor & Decor Holdings, Inc., Class
A (42,042) (2,135,734)
Fortune Brands Innovations, Inc. (4,573) (178,210)
Globant SA (32,608) (1,503,555)
Harley-Davidson, Inc. (74,821) (1,512,881)
Hims & Hers Health, Inc. (157,471) (3,269,098)
Hyatt Hotels Corp., Class A (11,657) (1,676,160)
IDEXX Laboratories, Inc. (154) (86,531)
Ingersoll Rand, Inc. (13,645) (1,093,237)
Insmed, Inc. (3,421) (559,402)
International Paper Co. (17,503) (624,857)
Ionis Pharmaceuticals, Inc. (1,611) (120,970)
IonQ, Inc. (92,080) (2,654,666)
Iridium Communications, Inc. (10,700) (296,818)
James Hardie Industries plc, ADR (100,272) (1,899,152)
KB Home (26,633) (1,378,258)
Kilroy Realty Corp., REIT (37,418) (1,055,562)
Kinsale Capital Group, Inc. (555) (189,621)
Kratos Defense & Security
Solutions, Inc. (22,928) (1,616,653)
Lantheus Holdings, Inc. (52,920) (4,013,982)
Liberty Media Corp-Liberty Formula
One, Class A (2,464) (192,389)
LPL Financial Holdings, Inc. (7,207) (2,168,082)
INVESTMENTS SHARES VALUE ($)
United States - (8.3)% (continued)
Marvell Technology, Inc. (14,730) (1,459,007)
Moderna, Inc. (11,500) (584,200)
MP Materials Corp. (21,159) (1,021,133)
nCino, Inc. (58,320) (873,634)
Nextpower, Inc., Class A (10,835) (1,306,159)
Norwegian Cruise Line Holdings
Ltd. (64,188) (1,200,316)
Novanta, Inc. (898) (106,063)
NRG Energy, Inc. (4,352) (636,001)
Oklo, Inc. (76,279) (3,782,676)
Olin Corp. (65,090) (1,935,126)
Option Care Health, Inc. (117,160) (3,153,947)
Organon & Co. (14,270) (85,477)
Ormat Technologies, Inc. (38,631) (4,323,582)
Park Hotels & Resorts, Inc., REIT (15,350) (161,636)
Paycom Software, Inc. (4,924) (598,463)
Penn Entertainment, Inc. (45,714) (687,081)
Performance Food Group Co. (1,065) (91,228)
Perrigo Co. plc (20,446) (219,590)
Plug Power, Inc. (75,821) (171,355)
Pool Corp. (2,367) (478,915)
QuantumScape Corp. (338,466) (2,159,413)
QXO, Inc. (237,733) (4,616,774)
Reddit, Inc., Class A (2,269) (305,521)
Regal Rexnord Corp. (5,968) (1,117,568)
Repligen Corp. (1,840) (216,789)
Revolution Medicines, Inc. (25,760) (2,505,160)
Revvity, Inc. (1,036) (90,764)
RH (19,588) (2,738,794)
Rivian Automotive, Inc., Class A (135,405) (2,037,845)
Robinhood Markets, Inc., Class A (33,523) (2,323,144)
Rocket Lab Corp. (17,387) (1,116,593)
Saia, Inc. (1,193) (419,077)
Samsara, Inc., Class A (30,421) (964,041)
Sensata Technologies Holding plc (9,924) (349,523)
Shift4 Payments, Inc., Class A (56,311) (2,462,480)
SoFi Technologies, Inc. (41,797) (663,736)
Somnigroup International, Inc. (5,459) (403,529)
StandardAero, Inc. (28,246) (729,594)
Strategy, Inc., Class A (6,340) (791,232)
Summit Therapeutics, Inc. (121,549) (2,304,569)
Super Micro Computer, Inc. (32,278) (734,970)
Talen Energy Corp. (3,561) (1,136,778)
Tempus AI, Inc., Class A (30,604) (1,383,913)
Teradata Corp. (83,111) (2,130,135)
Terex Corp. (16,558) (978,578)
TopBuild Corp. (6,335) (2,225,486)
Twilio, Inc., Class A (15,964) (2,008,590)
Under Armour, Inc., Class A (447,449) (2,644,424)
Unity Software, Inc. (88,646) (1,944,893)
Vail Resorts, Inc. (661) (84,820)
Valvoline, Inc. (7,719) (259,976)
Viking Therapeutics, Inc. (50,138) (1,631,491)
Vistra Corp. (25,102) (3,773,584)
Wendy's Co. (The) (123,069) (855,330)
Whirlpool Corp. (15,511) (836,353)
WillScot Holdings Corp. (148,404) (2,576,293)
Wingstop, Inc. (4,068) (630,418)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (8.3)% (continued)
Wynn Resorts Ltd. (1,848) (187,664)
(188,573,055)
TOTAL COMMON STOCKS
(Proceeds $(310,620,701))                                                     (266,511,236)
PREFERRED STOCKS - (0.1)%
Germany - ( 0 .1 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(c) (8,460) (385,390)
Sartorius AG (Preference) (2) (7,860) (1,966,703)
TOTAL PREFERRED STOCKS
(Proceeds $(2,878,151))                                                     (2,352,093)
NO. OF
WARRANTS
WARRANTS - 0.0%
Canada - 0 .0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)
(Proceeds $–) (97) –
TOTAL SHORT POSITIONS
(Proceeds $(313,498,852)) (268,863,329)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 93.5%
(Cost $1,870,005,382) 2,150,214,609
OTHER ASSETS IN EXCESS OF
LIABILITIES - 6.5%
‡
149,000,614
NET ASSETS - 100.0% 2,299,215,223
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 58,054,169 2 .5%
Consumer Discretionary 114,909,275 5 .0
Consumer Staples 32,486,761 1 .4
Energy 53,207,362 2 .3
Financials 183,578,867 8 .0
Foreign Government Securities 236,235,712 10 .3
Health Care 87,024,739 3 .8
Industrials 87,857,948 3 .8
Information Technology 250,256,751 10 .9
Materials 28,368,810 1 .2
Real Estate (9,805,963) ( 0 .4 )
Utilities (1,482,954) ( 0 .1 )
Investment Companies 505,799,809 22 .0
U.S. Treasury Obligations 523,723,323 22 .8
Total Investments In Securities
At Value 2,150,214,609 93 .5
Other Assets in Excess of
Liabilities ‡ 149,000,614 6 .5
Net Assets
$ 2,299,215,223 100 .0%

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at March 31,
2026 amounted to $282,165,415, which is inclusive of rehypothecated amounts disclosed below.
(b) All or a portion of this security has been rehypothecated. Total value of all such securities at March 31, 2026 amounted to $170,884,268.
(c) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2026 amounted to $5,619,295 of investments in securities and $(2,956,553) of securities sold short, which represents 0.24% and (0.13)% of net assets of the Fund, respectively.
(d) Inflation-protected security.
(e) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at March 31, 2026 amounted to $236,235,712 of investments in securities, which represents 10.27% of net assets of the Fund.
(f) Represents 7-day effective yield as of March 31, 2026.
(g) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(h) The rate shown was the effective yield at the date of purchase.
(i) All or a portion of the security pledged as collateral for swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Total return swap contracts outstanding as of March 31, 2026 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return of
reference
entity
and pays fee
(0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 46,966,657 $ 1,645,833
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return of
reference
entity
and pays fee
(0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 604,562 21,185
MSCI Australia Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the BBR
Monthly BANA 06/17/2026 AUD (9,398,468) 186,071
MSCI Germany Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread
(-0.35%)
Monthly BANA 06/17/2026 EUR (28,291,518) 1,258,208

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Switzerland
Net Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the SARON
plus or minus
a specified
spread
(-0.24%)
Monthly BANA 06/17/2026 CHF (5,294,288) $ 53,739
Total unrealized appreciation 3,165,036
Amsterdam
Exchange Index April
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination MSCS 04/17/2026 EUR 5,747,040 (311,809)
Swiss Market Index
June Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
Monthly MLIN 06/19/2026 CHF (96,814,080) (6,381)
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread
(0.60%)
Increases in
total return of
reference entity
Monthly BANA 06/17/2026 HKD 145,172,257 (725,812)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(-0.66%)
Increases in
total return of
reference entity
Monthly BANA 06/17/2026 EUR 7,385,597 (44,922)
MSCI Netherlands
Net Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.34%)
Increases in
total return of
reference entity
Monthly BANA 06/17/2026 EUR 41,905,883 (3,073,673)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(-0.08%)
Increases in
total return of
reference entity
Monthly BANA 06/17/2026 EUR 601,785 (11,307)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Sweden Net
Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread
(-1.79%)
Increases in
total return of
reference entity
Monthly BANA 06/17/2026 SEK 46,747,254 $ (191,325)
MSCI United
Kingdom Net Return
Index
Decreases in
total return
of reference
entity and pays
the SONIA
plus or minus
a specified
spread
(0.48%)
Increases in
total return of
reference entity
Monthly BANA 06/17/2026 GBP 8,561,865 (141,395)
Total unrealized depreciation (4,506,624)
Net unrealized depreciation $ (1,341,588)
Futures contracts outstanding as of March 31, 2026:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 133 4/2026 USD $ 13,828,010 $ 114,845
Hang Seng Index 9 4/2026 HKD 1,420,669 (20,787)
IBEX 35 Index 56 4/2026 EUR 10,982,008 (151,965)
Natural Gas 71 4/2026 USD 2,047,640 (166,770)
OMXS30 Index 283 4/2026 SEK 8,729,170 (270,024)
RBOB Gasoline 20 4/2026 USD 2,691,276 126,502
Sugar No. 11 368 4/2026 USD 6,396,723 678,526
WTI Crude Oil 60 4/2026 USD 6,082,800 (95,380)
Brent Crude Oil 304 5/2026 USD 29,235,680 (710,634)
Corn 137 5/2026 USD 3,135,588 91,484
KC HRW Wheat 37 5/2026 USD 1,175,675 (820)
Low Sulphur Gasoil 35 5/2026 USD 4,337,375 827,240
NY Harbor ULSD 80 5/2026 USD 12,569,424 524,703
RBOB Gasoline 82 5/2026 USD 10,523,486 188,991
Silver 23 5/2026 USD 8,615,685 (734,326)
Soybean Meal 107 5/2026 USD 3,385,480 (17,209)
Soybean Oil 253 5/2026 USD 10,455,984 1,240,355
WTI Crude Oil 343 5/2026 USD 31,953,880 2,695,391
100 oz Gold 85 6/2026 USD 39,768,100 (4,055,006)
Australia 3 Year Bond 89 6/2026 AUD 6,371,942 (16,427)
Euro STOXX 50 Index 1,539 6/2026 EUR 97,747,981 (1,470,951)
Euro-Bobl 977 6/2026 EUR 130,576,964 (2,551,786)
Euro-BTP 492 6/2026 EUR 66,694,579 (2,529,056)
Euro-Bund 2,475 6/2026 EUR 359,622,211 (7,267,320)
Euro-Buxl 64 6/2026 EUR 8,183,048 (48,863)
Euro-OAT 639 6/2026 EUR 87,973,235 (3,018,181)
Euro-Schatz 262 6/2026 EUR 32,048,785 (103,821)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
FTSE 100 Index 258 6/2026 GBP $ 34,828,443 $ (557,492)
FTSE/MIB Index 233 6/2026 EUR 58,677,927 295,943
Lean Hogs 114 6/2026 USD 4,790,280 9,682
Live Cattle 108 6/2026 USD 10,509,480 505,648
LME Aluminum Base Metal 765 6/2026 USD 66,595,928 6,180,296
LME Copper Base Metal 219 6/2026 USD 67,526,022 (3,610,709)
LME Lead Base Metal 175 6/2026 USD 8,298,850 (512,301)
LME Nickel Base Metal 49 6/2026 USD 5,023,281 (163,359)
LME Zinc Base Metal 135 6/2026 USD 10,945,125 56,098
Long Gilt 2,141 6/2026 GBP 250,283,654 (10,877,829)
Low Sulphur Gasoil 148 6/2026 USD 16,309,600 1,394,575
Russell 2000 E-Mini Index 114 6/2026 USD 14,319,540 17,778
S&P 500 E-Mini Index 584 6/2026 USD 191,865,900 (4,157,061)
S&P Midcap 400 E-Mini Index 43 6/2026 USD 14,604,950 122,853
Sugar No. 11 524 6/2026 USD 9,202,278 686,134
TOPIX Index 296 6/2026 JPY 65,352,950 (1,152,775)
U.S. Treasury 10 Year Note 4,236 6/2026 USD 470,129,812 (7,632,812)
U.S. Treasury 2 Year Note 117 6/2026 USD 24,274,758 (107,373)
U.S. Treasury 5 Year Note 1,945 6/2026 USD 210,394,297 (3,125,549)
U.S. Treasury Long Bond 684 6/2026 USD 77,698,125 (2,585,826)
U.S. Treasury Ultra Bond 424 6/2026 USD 49,303,250 (1,735,393)
Cocoa 15 7/2026 USD 505,050 14,682
Coffee 'C' 111 7/2026 USD 12,104,550 63,809
Corn 410 7/2026 USD 9,599,125 (96,737)
Cotton No. 2 43 7/2026 USD 1,550,795 38,068
KC HRW Wheat 15 7/2026 USD 486,562 19,254
Silver 5 7/2026 USD 1,886,975 33,257
Soybean 431 7/2026 USD 25,558,300 (468,476)
Soybean Meal 273 7/2026 USD 8,580,390 (177,807)
Wheat 37 7/2026 USD 1,159,025 42,722
Feeder Cattle 17 8/2026 USD 3,097,613 158,933
Platinum 4 2/2027 JPY 121,710 6,973
Total of long contracts (44,056,083)
Short Contracts
CAC 40 10 Euro Index (309) 4/2026 EUR (27,947,586) 119,872
NY Harbor ULSD (109) 4/2026 USD (18,832,976) (378,049)
Cocoa (39) 5/2026 GBP (1,283,799) 135,624
Coffee 'C' (23) 5/2026 USD (2,573,269) 29,861
Copper (6) 5/2026 USD (842,100) 15,805
Cotton No. 2 (10) 5/2026 USD (350,000) (24,235)
Soybean (59) 5/2026 USD (3,454,450) 117,368
Wheat (166) 5/2026 USD (5,114,875) (152,509)
Australia 10 Year Bond (1,966) 6/2026 AUD (146,383,268) (368,243)
Canada 10 Year Bond (1,770) 6/2026 CAD (152,595,859) 2,358,075
DAX Index (120) 6/2026 EUR (79,188,439) 2,718,578
Japan 10 Year Bond (28) 6/2026 JPY (23,013,264) 21,575
LME Aluminum Base Metal (279) 6/2026 USD (24,287,927) (923,397)
LME Copper Base Metal (129) 6/2026 USD (39,775,602) 2,265,164
LME Lead Base Metal (115) 6/2026 USD (5,453,530) 189,948
LME Nickel Base Metal (27) 6/2026 USD (2,767,930) 49,797
LME Zinc Base Metal (110) 6/2026 USD (8,918,250) 149,403
S&P/TSX 60 Index (37) 6/2026 CAD (10,148,602) (111,108)
SPI 200 Index (865) 6/2026 AUD (127,015,397) 1,089,608
Total of short contracts 7,303,137
Net unrealized depreciation $ (36,752,946)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
Forward foreign currency exchange contracts outstanding as of March 31, 2026:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 19,701,000 USD 13,509,589 CITI 6/17/2026 $ 67,779
AUD 19,701,000 USD 13,509,562 JPMC 6/17/2026 67,806
BRL 306,851,003 USD 57,514,586 CITI
**
6/17/2026 724,397
BRL 306,851,000 USD 57,514,470 JPMC
**
6/17/2026 724,512
CAD 31,173,000 USD 22,446,076 CITI 6/17/2026 37,938
CAD 31,173,000 USD 22,446,031 JPMC 6/17/2026 37,983
CHF 3,229,500 USD 4,072,627 CITI 6/17/2026 387
CHF 3,229,500 USD 4,072,619 JPMC 6/17/2026 395
CLP 824,999,998 USD 889,649 CITI
**
6/17/2026 1,630
CLP 825,000,002 USD 889,647 JPMC
**
6/17/2026 1,632
CNY 59,736,188 USD 8,703,366 CITI
**
6/17/2026 16,006
CNY 53,116,062 USD 7,738,789 JPMC
**
6/17/2026 14,278
COP 13,931,396,948 USD 3,646,545 CITI
**
6/17/2026 78,655
COP 13,931,396,948 USD 3,646,537 JPMC
**
6/17/2026 78,662
CZK 21,500,000 USD 1,011,242 CITI 6/17/2026 2,155
CZK 21,500,000 USD 1,011,240 JPMC 6/17/2026 2,157
EUR 6,967,084 USD 8,060,544 CITI 6/17/2026 20,691
EUR 6,967,088 USD 8,060,533 JPMC 6/17/2026 20,707
HUF 2,408,252,250 USD 7,126,491 CITI 6/17/2026 77,377
HUF 2,408,252,250 USD 7,126,477 JPMC 6/17/2026 77,391
JPY 835,000,000 USD 5,261,776 CITI 6/17/2026 33,583
JPY 835,000,000 USD 5,261,765 JPMC 6/17/2026 33,593
KRW 2,300,000,000 USD 1,521,786 CITI
**
6/17/2026 10,530
KRW 2,300,000,000 USD 1,521,783 JPMC
**
6/17/2026 10,533
MXN 47,000,000 USD 2,580,773 CITI 6/17/2026 24,098
MXN 47,000,000 USD 2,580,768 JPMC 6/17/2026 24,103
NOK 38,000,000 USD 3,916,385 CITI 6/17/2026 5,525
NOK 38,000,000 USD 3,916,377 JPMC 6/17/2026 5,532
NZD 66,923,000 USD 38,373,155 CITI 6/17/2026 188,207
NZD 66,923,000 USD 38,373,079 JPMC 6/17/2026 188,284
PLN 5,741,501 USD 1,537,422 CITI 6/17/2026 8,810
PLN 5,741,500 USD 1,537,419 JPMC 6/17/2026 8,813
USD 6,390,801 AUD 8,984,000 CITI 6/17/2026 199,285
USD 6,390,814 AUD 8,984,000 JPMC 6/17/2026 199,298
USD –
(a)
BRL 2 CITI
**
6/17/2026 –
USD –
(a)
BRL 1 JPMC
**
6/17/2026 –
USD 103,038,587 CAD 140,122,001 CITI 6/17/2026 1,973,404
USD 103,038,792 CAD 140,121,999 JPMC 6/17/2026 1,973,610
USD 202,064,692 CHF 155,772,316 CITI 6/17/2026 5,606,134
USD 202,067,208 CHF 155,773,932 JPMC 6/17/2026 5,606,612
USD 4,793,789 CLP 4,254,051,334 CITI
**
6/17/2026 197,976
USD 4,797,609 CLP 4,254,051,344 JPMC
**
6/17/2026 201,796
USD 3,011,538 CNY 20,544,198 CITI
**
6/17/2026 12,812
USD 3,037,339 CNY 20,720,562 JPMC
**
6/17/2026 12,870
USD 9,805,626 CZK 202,818,125 CITI 6/17/2026 245,839
USD 9,877,456 CZK 204,181,875 JPMC 6/17/2026 253,389
USD 2,684,475 DKK 16,903,000 CITI 6/17/2026 58,790
USD 2,684,481 DKK 16,903,000 JPMC 6/17/2026 58,795
USD 285,876,903 EUR 242,044,113 CITI 6/17/2026 5,125,951
USD 285,909,351 EUR 242,071,362 JPMC 6/17/2026 5,126,792
USD 146,593,870 GBP 109,132,914 CITI 6/17/2026 2,178,918
USD 146,594,165 GBP 109,132,915 JPMC 6/17/2026 2,179,211
USD 320,433 HKD 2,495,500 CITI 6/17/2026 898
USD 320,434 HKD 2,495,500 JPMC 6/17/2026 899
USD 1,162,617 HUF 385,000,000 CITI 6/17/2026 10,956

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 1,162,619 HUF 385,000,000 JPMC 6/17/2026 $ 10,958
USD 1,591,639 IDR 27,000,000,000 CITI
**
6/17/2026 4,687
USD 1,591,642 IDR 27,000,000,000 JPMC
**
6/17/2026 4,690
USD 9,538,733 ILS 29,525,500 CITI 6/17/2026 126,652
USD 9,538,752 ILS 29,525,500 JPMC 6/17/2026 126,671
USD 9,850,426 INR 915,000,000 CITI
**
6/17/2026 209,502
USD 9,850,445 INR 915,000,000 JPMC
**
6/17/2026 209,521
USD 26,537,515 JPY 4,113,324,554 CITI 6/17/2026 451,852
USD 26,569,953 JPY 4,118,323,446 JPMC 6/17/2026 452,588
USD 8,674,776 KRW 12,800,000,000 CITI
**
6/17/2026 147,109
USD 8,673,421 KRW 12,800,000,000 JPMC
**
6/17/2026 145,754
USD 26,816,852 MXN 476,374,999 CITI 6/17/2026 414,822
USD 26,816,906 MXN 476,375,002 JPMC 6/17/2026 414,875
USD 746,141 NOK 7,177,449 CITI 6/17/2026 5,370
USD 722,651 NOK 6,948,550 JPMC 6/17/2026 5,504
USD 30,009,795 NZD 49,926,500 CITI 6/17/2026 1,241,900
USD 30,009,855 NZD 49,926,500 JPMC 6/17/2026 1,241,960
USD 2,160,211 PHP 130,000,000 CITI
**
6/17/2026 25,973
USD 2,160,215 PHP 130,000,000 JPMC
**
6/17/2026 25,978
USD 18,341,917 PLN 66,203,784 CITI 6/17/2026 512,706
USD 18,761,580 PLN 67,707,497 JPMC 6/17/2026 527,407
USD 37,723,130 SEK 342,500,000 CITI 6/17/2026 1,402,965
USD 37,723,205 SEK 342,500,000 JPMC 6/17/2026 1,403,041
USD 21,191,523 SGD 26,656,000 CITI 6/17/2026 347,012
USD 21,191,565 SGD 26,656,000 JPMC 6/17/2026 347,054
USD 3,295,594 THB 102,300,000 CITI 6/17/2026 174,259
USD 3,295,600 THB 102,300,000 JPMC 6/17/2026 174,265
USD 6,770,252 ZAR 112,545,817 CITI 6/17/2026 157,759
USD 4,187,785 ZAR 69,454,183 JPMC 6/17/2026 107,089
Total unrealized appreciation 44,238,307
AUD 38,515,500 USD 26,974,044 CITI 6/17/2026 (430,261)
AUD 38,515,500 USD 26,973,990 JPMC 6/17/2026 (430,207)
BRL 3,168,999 USD 602,412 CITI
**
6/17/2026 (950)
BRL 3,169,001 USD 602,411 JPMC
**
6/17/2026 (949)
CAD 138,356,501 USD 101,578,044 CITI 6/17/2026 (1,786,253)
CAD 138,356,499 USD 101,577,839 JPMC 6/17/2026 (1,786,051)
CHF 158,192 USD 205,036 CITI 6/17/2026 (5,525)
CHF 159,808 USD 207,130 JPMC 6/17/2026 (5,582)
CLP 8,097,731,497 USD 9,151,021 CITI
**
6/17/2026 (402,735)
CLP 8,097,731,504 USD 9,151,003 JPMC
**
6/17/2026 (402,717)
CNY 265,848,749 USD 38,980,563 CITI
**
6/17/2026 (176,046)
CNY 272,577,001 USD 39,963,880 JPMC
**
6/17/2026 (177,275)
COP 1,450,000,000 USD 388,572 CITI
**
6/17/2026 (847)
COP 1,450,000,000 USD 388,571 JPMC
**
6/17/2026 (846)
CZK 46,318,125 USD 2,212,438 CITI 6/17/2026 (29,243)
CZK 47,681,875 USD 2,278,468 JPMC 6/17/2026 (30,995)
DKK 3,193,500 USD 498,574 CITI 6/17/2026 (2,500)
DKK 3,193,500 USD 498,573 JPMC 6/17/2026 (2,499)
EUR 91,949,291 USD 107,738,450 CITI 6/17/2026 (1,084,952)
EUR 91,976,537 USD 107,770,256 JPMC 6/17/2026 (1,085,156)
GBP 50,668,500 USD 67,680,589 CITI 6/17/2026 (631,256)
GBP 50,668,501 USD 67,680,455 JPMC 6/17/2026 (631,122)
HKD 4,500 USD 578 CITI 6/17/2026 (1)
HKD 4,500 USD 578 JPMC 6/17/2026 (1)
HUF 7,639,756,750 USD 23,552,722 CITI 6/17/2026 (699,718)
HUF 7,639,756,750 USD 23,564,041 JPMC 6/17/2026 (711,037)
IDR 3,500,000,000 USD 207,423 CITI
**
6/17/2026 (1,707)
IDR 3,500,000,000 USD 207,423 JPMC
**
6/17/2026 (1,707)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
INR 3,374,923,500 USD 36,758,706 CITI
**
6/17/2026 $ (1,198,729)
INR 3,374,923,500 USD 36,759,243 JPMC
**
6/17/2026 (1,199,263)
JPY 21,871,227,867 USD 141,015,911 CITI 6/17/2026 (2,314,117)
JPY 21,876,226,759 USD 141,048,309 JPMC 6/17/2026 (2,314,813)
KRW 67,697,996,786 USD 46,929,858 CITI
**
6/17/2026 (1,827,830)
KRW 67,697,996,787 USD 46,929,627 JPMC
**
6/17/2026 (1,827,597)
MXN 1,053,056,498 USD 60,075,927 CITI 6/17/2026 (1,712,600)
MXN 1,053,056,502 USD 60,075,807 JPMC 6/17/2026 (1,712,480)
NOK 307,832,874 USD 32,193,720 CITI 6/17/2026 (422,862)
NOK 296,323,374 USD 30,989,549 JPMC 6/17/2026 (406,564)
NZD 27,211,000 USD 15,874,791 CITI 6/17/2026 (195,679)
NZD 27,211,000 USD 15,874,759 JPMC 6/17/2026 (195,647)
PHP 275,000,000 USD 4,726,417 CITI
**
6/17/2026 (211,684)
PHP 275,000,000 USD 4,726,407 JPMC
**
6/17/2026 (211,674)
PLN 23,559,343 USD 6,464,002 CITI 6/17/2026 (119,281)
PLN 25,063,057 USD 6,884,144 JPMC 6/17/2026 (134,461)
SEK 284,500,000 USD 30,957,422 CITI 6/17/2026 (787,827)
SEK 284,500,000 USD 30,957,360 JPMC 6/17/2026 (787,763)
SGD 26,500 USD 20,870 CITI 6/17/2026 (147)
SGD 26,500 USD 20,870 JPMC 6/17/2026 (147)
THB 70,500,000 USD 2,222,185 CITI 6/17/2026 (71,119)
THB 70,500,000 USD 2,222,181 JPMC 6/17/2026 (71,115)
TWD 586,332,052 USD 18,602,452 CITI
**
6/17/2026 (357,873)
TWD 586,332,052 USD 18,602,373 JPMC
**
6/17/2026 (357,793)
USD 8,572,673 BRL 45,839,948 CITI
**
6/17/2026 (127,550)
USD 8,572,690 BRL 45,839,948 JPMC
**
6/17/2026 (127,532)
USD 13,380,912 CHF 10,612,500 CITI 6/17/2026 (3,471)
USD 13,380,939 CHF 10,612,500 JPMC 6/17/2026 (3,444)
USD 4,390,976 CNY 30,156,357 CITI
**
6/17/2026 (10,785)
USD 4,381,041 CNY 30,088,119 JPMC
**
6/17/2026 (10,761)
USD 977,920 COP 3,700,000,000 CITI
**
6/17/2026 (11,446)
USD 977,922 COP 3,700,000,000 JPMC
**
6/17/2026 (11,444)
USD 234,468 CZK 5,000,000 CITI 6/17/2026 (1,205)
USD 234,469 CZK 5,000,000 JPMC 6/17/2026 (1,205)
USD 14,104,771 EUR 12,218,999 CITI 6/17/2026 (68,248)
USD 14,104,801 EUR 12,219,001 JPMC 6/17/2026 (68,219)
USD 23,859,922 GBP 18,081,000 CITI 6/17/2026 (66,560)
USD 23,859,970 GBP 18,081,000 JPMC 6/17/2026 (66,513)
USD 4,434,377 HUF 1,510,000,000 CITI 6/17/2026 (82,526)
USD 4,434,318 HUF 1,510,000,000 JPMC 6/17/2026 (82,585)
USD 1,114,736 IDR 19,000,000,000 CITI
**
6/17/2026 (2,008)
USD 1,114,738 IDR 19,000,000,000 JPMC
**
6/17/2026 (2,006)
USD 1,587,846 ILS 5,013,500 CITI 6/17/2026 (10,347)
USD 1,587,850 ILS 5,013,500 JPMC 6/17/2026 (10,344)
USD 263,129 INR 25,000,000 CITI
**
6/17/2026 (284)
USD 263,130 INR 25,000,000 JPMC
**
6/17/2026 (284)
USD 34,880,769 JPY 5,525,000,000 CITI 6/17/2026 (157,383)
USD 34,880,839 JPY 5,525,000,000 JPMC 6/17/2026 (157,313)
USD 665,061 MXN 12,000,000 CITI 6/17/2026 (12)
USD 665,063 MXN 12,000,000 JPMC 6/17/2026 (11)
USD 25,093,570 NOK 244,640,301 CITI 6/17/2026 (155,301)
USD 23,932,787 NOK 233,359,699 JPMC 6/17/2026 (151,834)
USD 655,578 PHP 40,000,000 CITI
**
6/17/2026 (1,110)
USD 655,579 PHP 40,000,000 JPMC
**
6/17/2026 (1,109)
USD 159,648 PLN 593,360 CITI 6/17/2026 (149)
USD 159,648 PLN 593,360 JPMC 6/17/2026 (149)
USD 35,245,269 SEK 334,000,000 CITI 6/17/2026 (173,520)
USD 35,245,339 SEK 334,000,000 JPMC 6/17/2026 (173,449)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 136,925 THB 4,500,000 CITI 6/17/2026 $ (377)
USD 136,926 THB 4,500,000 JPMC 6/17/2026 (377)
USD 1,574,076 ZAR 27,000,000 CITI 6/17/2026 (12,276)
USD 1,574,079 ZAR 27,000,000 JPMC 6/17/2026 (12,273)
ZAR 724,336,318 USD 44,342,199 CITI 6/17/2026 (1,784,695)
ZAR 681,244,684 USD 41,896,840 JPMC 6/17/2026 (1,871,134)
Total unrealized depreciation (34,378,442)
Net unrealized appreciation $ 9,859,865
** Non-deliverable forward foreign currency exchange contracts.
(a) Represents less than $0.5.

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | March 2026

Affiliate
Value
At
12/31/2025
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
3/31/2026
Shares
Held At
3/31/2026
Distributions
Received**
SHORT-TERM INVESTMENTS - 52.0%
INVESTMENT COMPANIES - 52.0%
Limited Purpose Cash
Investment Fund,
3.65% (1)(a)
(Cost $860,389,192)
$609,251,471
$774,193,631
$(522,965,251)
$1,684
$(1,683)
$860,479,852
860,479,852
$6,298,197
**   Distributions received include dividend income and capital gains distributions, if any, from the underlying fund.
(1) Level 1 security.
(a) Represents 7-day effective yield as of March 31, 2026.
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 95.4%
INVESTMENT COMPANIES - 52 .0%
Limited Purpose Cash Investment
Fund, 3.65% (1)(a)(b)
(Cost $860,389,192) 860,479,852 860,479,852
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 43 .4%
U.S. Treasury Bills
3.79%, 4/2/2026 (c) $ 26,735,000 26,732,305
3.77%, 4/9/2026 (c) 27,015,000 26,993,325
3.75%, 4/16/2026 (c) 34,000,000 33,948,632
3.73%, 4/23/2026 (c) 63,365,000 63,224,448
3.71%, 4/30/2026 (c) 36,185,000 36,079,199
3.77%, 5/7/2026 (c) 5,773,000 5,751,972
3.76%, 5/14/2026 (c) 3,156,000 3,142,277
3.78%, 5/21/2026 (c) 16,709,000 16,624,805
3.74%, 5/28/2026 (c) 319,000 317,163
3.70%, 6/4/2026 (c) 6,672,000 6,629,136
3.65%, 6/11/2026 (c) 32,680,000 32,448,146
3.55%, 6/25/2026 (c) 13,049,000 12,938,468
3.56%, 7/2/2026 (c) 47,060,000 46,626,657
3.54%, 7/9/2026 (c) 37,245,000 36,875,711
3.55%, 7/16/2026 (c) 4,064,000 4,021,055
3.58%, 7/23/2026 (c) 23,000,000 22,740,702
3.59%, 7/30/2026 (c) 27,177,000 26,850,086
3.59%, 8/6/2026 (c) 10,850,000 10,712,597
3.56%, 8/13/2026 (c) 11,096,000 10,947,084
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 43.4% (continued)
3.56%, 8/20/2026 (c) $ 20,000,000 19,717,923
3.59%, 8/27/2026 (c) 4,064,000 4,003,936
3.60%, 9/3/2026 (c) 28,499,000 28,058,169
3.60%, 9/10/2026 (c) 35,249,000 34,679,854
3.64%, 9/17/2026 (c) 51,164,000 50,300,937
3.70%, 9/24/2026 (c) 98,440,000 96,719,777
3.67%, 10/1/2026 (c) 61,051,000 59,936,870
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $717,071,332) 717,021,234
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,577,460,524) 1,577,501,086
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 95.4%
(Cost $1,577,460,524) 1,577,501,086
OTHER ASSETS IN EXCESS OF
LIABILITIES - 4.6% ‡ 75,853,111
NET ASSETS - 100.0% 1,653,354,197
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies $ 860,479,852 52 .0%
U.S. Treasury Obligations 717,021,234 43 .4
Total Investments In Securities
At Value 1,577,501,086 95 .4
Other Assets in Excess of
Liabilities ‡ 75,853,111 4 .6
Net Assets
$ 1,653,354,197 100 .0%
‡ Includes appreciation (depreciation) on futures and swap contracts.
(a) Represents 7-day effective yield as of March 31, 2026.
(b) For the period ended March 31, 2026, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(c) The rate shown was the effective yield at the date of purchase.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
Total return swap contracts outstanding as of March 31, 2026 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return of
reference
entity
and pays fee
(0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 2,076,897 $ 72,780
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return of
reference
entity
and pays fee
(0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 100,710,989 3,529,172
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return of
reference
entity
and pays fee
(0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 24,676 865
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return of
reference
entity
and pays fee
(0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 2,196,164 76,959
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return of
reference
entity
and pays fee
(0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 209,746 7,350
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return of
reference
entity
and pays fee
(0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 6,107,310 214,016
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return of
reference
entity
and pays fee
(0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 32,103,479 1,124,989
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return of
reference
entity
and pays fee
(0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 20,020,463 701,569

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return of
reference
entity
and pays fee
(0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 567,548 $ 19,888
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return of
reference
entity
and pays fee
(0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 12,967,239 454,405
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return of
reference
entity
and pays fee
(0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 875,998 30,697
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return of
reference
entity
and pays fee
(0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 12,535,409 439,273
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return of
reference
entity
and pays fee
(0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 2,167,376 75,950
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return of
reference
entity
and pays fee
(0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 4,639,088 162,566
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return of
reference
entity
and pays fee
(0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 3,960,498 138,786
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return of
reference
entity
and pays fee
(0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 17,857,200 625,762
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return of
reference
entity
and pays fee
(0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 44,823,958 1,570,747

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return of
reference
entity
and pays fee
(0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 2,216,728 $ 77,680
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return of
reference
entity
and pays fee
(0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 4,314,188 151,180
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return of
reference
entity
and pays fee
(0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 1,719,095 60,242
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return of
reference
entity
and pays fee
(0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 230,309 8,071
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return of
reference
entity
and pays fee
(0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 3,746,640 131,292
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return of
reference
entity
and pays fee
(0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 180,007,322 6,307,920
Bloomberg
Commodity Index 1
Month Forward
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
fee (0.04%)
Monthly JPMC 12/21/2026 USD (2,555,757) 14,437
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return of
reference
entity
and pays fee
(0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 2,191,326 26,466
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return of
reference
entity
and pays fee
(0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 3,522,677 87,085

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return of
reference
entity
and pays fee
(0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 732,055 $ 25,653
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return of
reference
entity
and pays fee
(0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 3,960,498 138,786
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return of
reference
entity
and pays fee
(0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 4,170,244 146,136
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return of
reference
entity
and pays fee
(0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 3,331,260 116,736
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return of
reference
entity
and pays fee
(0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 3,549,232 124,374
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return of
reference
entity
and pays fee
(0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 11,651,186 408,288
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return of
reference
entity
and pays fee
(0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 1,311,941 45,974
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return of
reference
entity
and pays fee
(0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 1,011,716 35,453
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return of
reference
entity
and pays fee
(0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 2,566,283 77,181

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return of
reference
entity
and pays fee
(0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 563,435 $ 19,744
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return of
reference
entity
and pays fee
(0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 6,004,494 210,413
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return of
reference
entity
and pays fee
(0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 279,661 9,800
Total unrealized appreciation 17,468,685
Bloomberg
Commodity Index 1
Month Forward
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
fee (0.04%)
Monthly JPMC 12/21/2026 USD (4,310,075) (151,036)
Bloomberg
Commodity Index 1
Month Forward
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
fee (0.04%)
Monthly JPMC 12/21/2026 USD (431,830) (15,132)
Bloomberg
Commodity Index 1
Month Forward
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
fee (0.04%)
Monthly JPMC 12/21/2026 USD (1,192,673) (41,794)
Bloomberg
Commodity Index 1
Month Forward
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
fee (0.04%)
Monthly JPMC 12/21/2026 USD (4,219,596) (147,866)
Bloomberg
Commodity Index 1
Month Forward
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
fee (0.04%)
Monthly JPMC 12/21/2026 USD (1,764,334) (61,827)
Bloomberg
Commodity Index 1
Month Forward
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
fee (0.04%)
Monthly JPMC 12/21/2026 USD (341,351) (11,962)
Bloomberg
Commodity Index 1
Month Forward
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
fee (0.04%)
Monthly JPMC 12/21/2026 USD (172,732) (6,053)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Bloomberg
Commodity Index 1
Month Forward
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
fee (0.04%)
Monthly JPMC 12/21/2026 USD (3,068,050) $ (107,512)
Bloomberg
Commodity Index 1
Month Forward
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
fee (0.04%)
Monthly JPMC 12/21/2026 USD (2,011,094) (70,474)
Bloomberg
Commodity Index 1
Month Forward
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
fee (0.04%)
Monthly JPMC 12/21/2026 USD (329,013) (11,529)
Bloomberg
Commodity Index 1
Month Forward
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
fee (0.04%)
Monthly JPMC 12/21/2026 USD (851,322) (29,833)
Bloomberg
Commodity Index 1
Month Forward
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
fee (0.04%)
Monthly JPMC 12/21/2026 USD (2,623,882) (91,948)
Bloomberg
Commodity Index 1
Month Forward
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
fee (0.04%)
Monthly JPMC 12/21/2026 USD (1,756,809) (5,507)
Bloomberg
Commodity Index 1
Month Forward
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
fee (0.04%)
Monthly JPMC 12/21/2026 USD (748,505) (26,230)
Bloomberg
Commodity Index 1
Month Forward
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
fee (0.04%)
Monthly JPMC 12/21/2026 USD (2,660,896) (93,245)
Bloomberg
Commodity Index 1
Month Forward
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
fee (0.04%)
Monthly JPMC 12/21/2026 USD (238,535) (8,359)
Bloomberg
Commodity Index 1
Month Forward
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
fee (0.04%)
Monthly JPMC 12/21/2026 USD (65,803) (2,306)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Bloomberg
Commodity Index 1
Month Forward
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
fee (0.04%)
Monthly JPMC 12/21/2026 USD (814,308) $ (28,535)
Total unrealized depreciation (911,148)
Net unrealized appreciation $ 16,557,537
Futures contracts outstanding as of March 31, 2026:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 38 4/2026 USD $ 3,950,860 $ 458,112
Natural Gas 75 4/2026 EUR 3,273,645 (333,833)
Natural Gas 78 4/2026 USD 2,249,520 (179,788)
Natural Gas 120 4/2026 GBP 6,307,378 (624,335)
NY Harbor ULSD 34 4/2026 USD 5,874,506 181,339
RBOB Gasoline 16 4/2026 USD 2,153,021 66,240
WTI Crude Oil 35 4/2026 USD 3,548,300 307,602
Brent Crude Oil 492 5/2026 USD 47,315,640 (767,362)
Coffee 'C' 120 5/2026 USD 13,425,750 510,139
Corn 1,278 5/2026 USD 29,250,225 1,233,641
Cotton No. 2 270 5/2026 USD 9,450,000 738,389
KC HRW Wheat 328 5/2026 USD 10,422,200 1,145,212
Low Sulphur Gasoil 105 5/2026 USD 13,012,125 2,662,916
Milling Wheat No. 2 2,530 5/2026 EUR 29,937,526 1,383,481
Natural Gas 554 5/2026 USD 16,653,240 (560,657)
RBOB Gasoline 260 5/2026 USD 33,367,152 1,045,814
SGX IODEX Iron Ore 3,172 5/2026 USD 33,458,256 (101,664)
Silver 135 5/2026 USD 50,570,325 (1,598,180)
Soybean Meal 101 5/2026 USD 3,195,640 16,658
Soybean Oil 833 5/2026 USD 34,426,224 3,150,218
Wheat 454 5/2026 USD 13,988,875 863,272
WTI Crude Oil 499 5/2026 USD 46,486,840 (1,328,672)
100 oz Gold 479 6/2026 USD 224,104,940 (15,563,502)
Lean Hogs 191 6/2026 USD 8,025,820 (128,084)
Live Cattle 283 6/2026 USD 27,538,730 1,391,202
LME Aluminum Base Metal 2,368 6/2026 USD 206,142,688 18,492,817
LME Copper Base Metal 677 6/2026 USD 208,744,826 (9,438,983)
LME Lead Base Metal 724 6/2026 USD 34,333,528 (2,439,937)
LME Nickel Base Metal 531 6/2026 USD 54,435,964 (1,785,890)
LME Zinc Base Metal 530 6/2026 USD 42,969,750 (382,673)
Low Sulphur Gasoil 305 6/2026 USD 33,611,000 3,171,778
Sugar No. 11 5,379 6/2026 USD 94,463,846 7,007,066
Cocoa 48 7/2026 USD 1,616,160 29,572
Coffee 'C' 494 7/2026 USD 53,870,700 629,773
Corn 3,037 7/2026 USD 71,103,762 (323,938)
Cotton No. 2 203 7/2026 USD 7,321,195 399,895
KC HRW Wheat 27 7/2026 USD 875,813 (4,404)
Silver 28 7/2026 USD 10,567,060 191,690
Soybean 1,927 7/2026 USD 114,271,100 (1,315,381)
Soybean Meal 868 7/2026 USD 27,281,240 (541,839)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Feeder Cattle 49 8/2026 USD $ 8,928,413 $ 420,966
Milling Wheat No. 2 1,377 9/2026 EUR 17,149,549 169,208
ECX Emission 565 12/2026 EUR 47,353,036 (2,944,227)
Phelix De Base Electricity 73 12/2026 EUR 69,797,270 4,949,829
Platinum 102 2/2027 JPY 3,103,607 (332,853)
Total of long contracts 9,920,627
Short Contracts
Sugar No. 11 (155) 4/2026 USD (2,694,272) (185,672)
Cocoa (35) 5/2026 USD (1,155,000) 12,213
Cocoa (72) 5/2026 GBP (2,370,091) 229,943
NY Harbor ULSD (359) 5/2026 USD (56,405,290) (1,383,130)
Soybean (91) 5/2026 USD (5,328,050) (31,988)
LME Aluminum Base Metal (455) 6/2026 USD (39,609,343) (1,640,207)
LME Copper Base Metal (239) 6/2026 USD (73,692,782) 4,945,762
LME Lead Base Metal (199) 6/2026 USD (9,436,978) 201,498
LME Nickel Base Metal (258) 6/2026 USD (26,449,113) 716,546
LME Zinc Base Metal (306) 6/2026 USD (24,808,950) 462,260
Copper (21) 7/2026 USD (2,974,387) 129,436
Wheat (738) 7/2026 USD (23,117,850) (581,007)
Total of short contracts 2,875,654
Net unrealized appreciation $ 12,796,281

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 211.3%
COMMON STOCKS - 164.0%
Australia - 5 .1%
AGL Energy Ltd. (2)(a) 697,703 4,776,372
Ampol Ltd. (2)(a) 145 3,363
Anglogold Ashanti plc (a)(b) 7,335 714,136
ANZ Group Holdings Ltd. (2)(a) 276,453 6,951,479
Aristocrat Leisure Ltd. (2)(a) 123,797 3,934,920
Atlas Arteria Ltd. (2)(a) 8,905 26,409
Aurizon Holdings Ltd. (2)(a) 1,435,773 3,963,474
BHP Group Ltd. (2)(a) 298,069 10,784,887
BlueScope Steel Ltd. (2)(a) 319,641 5,785,702
Brambles Ltd. (2)(a) 271,890 4,267,117
Charter Hall Group, REIT (2)(a) 17 222
Cleanaway Waste Management
Ltd. (2)(a) 140,355 222,263
Coles Group Ltd. (2)(a) 7 106
Dyno Nobel Ltd. (2)(a) 1,207,229 2,628,863
Evolution Mining Ltd. (2)(a) 656,983 5,915,942
Fortescue Ltd. (2)(a) 328,741 4,697,578
Glencore plc (2)(a) 1 8
GPT Group (The), REIT (2)(a) 781,929 2,473,266
Harvey Norman Holdings Ltd. (2)(a) 554,919 1,906,371
IGO Ltd. (2)*(a) 301,890 1,685,406
JB Hi-Fi Ltd. (2)(a) 122,409 6,193,763
Lendlease Corp. Ltd. (2)(a) 538,824 1,240,561
Liontown Ltd. (2)*(a) 391,684 478,076
Medibank Pvt Ltd. (2)(a) 375,239 1,135,392
OceanaGold Corp. (a) 17,170 541,353
Orica Ltd. (2)(a) 88,993 1,250,758
PLS Group Ltd. (2)*(a) 20 73
Pro Medicus Ltd. (2)(a) 38,239 3,151,541
QBE Insurance Group Ltd. (2)(a) 575,730 8,495,910
Qube Holdings Ltd. (2)(a) 365,589 1,233,965
REA Group Ltd. (2)(a) 2 219
Reece Ltd. (2)(a) 19,861 184,810
Santos Ltd. (2)(a) 302,757 1,657,154
Scentre Group, REIT (2)(a) 1,153,282 2,661,000
SGH Ltd. (2)(a) 13,652 388,413
South32 Ltd. (2)(a) 11 33
Suncorp Group Ltd. (2)(a) 168,577 1,891,885
Tabcorp Holdings Ltd. (2)(a) 363,485 240,330
Technology One Ltd. (2)(a) 50,568 959,899
Telstra Group Ltd. (2)(a) 834,723 3,081,471
Vicinity Ltd., REIT (2)(a) 3,145,752 5,131,951
Wesfarmers Ltd. (2)(a) 76,952 3,928,859
Westpac Banking Corp. (2)(a) 100,664 2,781,877
Worley Ltd. (2)(a) 538,746 4,231,991
Yancoal Australia Ltd. (2)(a) 745,813 4,301,458
115,900,626
Austria - 0 .0% †
Mondi plc (2)(a) 22 249
Belgium - 0 .7%
Ageas SA/NV (2)(a) 95,334 7,017,819
Anheuser-Busch InBev SA/NV (2)
(a) 15,480 1,071,001
KBC Group NV (2)(a) 47,354 5,795,751
Liberty Global Ltd., Class A *(a) 146,203 1,767,594
Solvay SA (2)(a) 10,056 308,716
INVESTMENTS SHARES VALUE ($)
Belgium - 0.7% (continued)
Umicore SA (2)(a) 14,869 283,667
16,244,548
Brazil - 0 .4%
Embraer SA, ADR (a) 5,955 353,370
Gerdau SA, ADR (a)(b) 109,506 395,317
Vale SA, Class B, ADR (a) 1,757 27,954
Wheaton Precious Metals Corp. (a) 12,100 1,588,283
Yara International ASA (2)(a) 116,199 6,792,345
9,157,269
Burkina Faso - 0 .0% †
IAMGOLD Corp. *(a) 45,790 861,093
Canada - 6 .2%
Agnico Eagle Mines Ltd. (a) 35,233 7,151,709
Alamos Gold, Inc., Class A (a) 3,628 161,410
AltaGas Ltd. (a) 149,348 5,180,103
ARC Resources Ltd. (a) 29,631 616,647
Aritzia, Inc. *(a) 245 19,993
Atco Ltd., Class I (a) 30,872 1,511,088
Bank of Montreal (a) 19,103 2,587,440
Bank of Nova Scotia (The) (a) 128,143 8,886,461
Barrick Mining Corp. (a) 78,386 3,203,396
Bombardier, Inc., Class B *(a) 21,320 3,770,503
CAE, Inc. *(a) 18,088 470,956
Canadian Imperial Bank of
Commerce (a) 88,399 8,377,920
Canadian Tire Corp. Ltd., Class A
(a) 31,891 4,288,813
Canadian Utilities Ltd., Class A (a) 1 35
Capital Power Corp. (a) 27,259 1,291,133
CCL Industries, Inc., Class B (a) 34,915 2,187,615
Celestica, Inc. *(a) 2,027 571,803
Cenovus Energy, Inc. (a) 95,300 2,529,276
Dollarama, Inc. (a) 6,613 811,615
DPM Metals, Inc. (a) 19,478 685,812
Emera, Inc. (a) 4 207
Empire Co. Ltd., Class A (a) 145,617 5,216,084
Equinox Gold Corp. (a) 25,160 363,356
Fairfax Financial Holdings Ltd. (a) 5,780 9,848,644
Finning International, Inc. (a) 77,703 4,808,191
First Majestic Silver Corp. (a) 44,669 957,537
Fortis, Inc. (a) 18,725 1,044,675
G Mining Ventures Corp. *(a) 2 70
George Weston Ltd. (a) 49,771 3,516,278
Hudbay Minerals, Inc. (a) 5 105
iA Financial Corp., Inc. (a) 35,666 3,958,103
IGM Financial, Inc. (a) 65,428 3,117,366
Intact Financial Corp. (a) 3,736 676,997
Kinross Gold Corp. (a) 265,109 8,105,158
Loblaw Cos. Ltd. (a) 73,746 3,362,067
Lundin Gold, Inc. (a) 110,443 8,440,224
Magna International, Inc. (a) 120,717 6,741,790
Manulife Financial Corp. (a) 270,990 9,334,943
NexGen Energy Ltd. *(a) 1 12
Onex Corp. (a) 30,579 2,231,601
Open Text Corp. (a) 87,289 1,945,194
OR Royalties, Inc. (a) 2 76
Pan American Silver Corp. (a) 28,014 1,532,503

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Canada - 6.2% (continued)
Quebecor, Inc., Class B (a) 16,390 695,965
Saputo, Inc. (a) 50,615 1,581,287
Sun Life Financial, Inc. (a) 52,748 3,304,571
Suncor Energy, Inc. (a) 36,165 2,392,022
TFI International, Inc. (a) 3,730 406,007
Toromont Industries Ltd. (a) 1 140
Toronto-Dominion Bank (The) (a) 25,317 2,364,449
Triple Flag Precious Metals Corp.
(a) 1 35
Whitecap Resources, Inc. (a) 139,743 1,577,144
141,826,529
Chile - 0 .0% †
Banco Santander Chile, ADR (a) 495 16,533
China - 0 .8%
BOC Hong Kong Holdings Ltd. (2)
(a) 634,000 3,497,782
Prosus NV (2)(a) 28,432 1,316,276
Wilmar International Ltd. (2) 889,600 2,672,692
Yangzijiang Shipbuilding Holdings
Ltd. (2) 3,753,400 11,149,066
18,635,816
Denmark - 1 .3%
ALK-Abello A/S (2)(a) 1 32
Ambu A/S, Class B (2)(a) 1 11
Danske Bank A/S (2)(a) 94,596 4,661,936
Genmab A/S (2)*(a) 13,311 3,584,939
ISS A/S (2)(a) 198,124 7,216,427
Jyske Bank A/S (Registered) (2)(a) 31,416 4,310,981
Pandora A/S (2)(a) 6,198 442,995
ROCKWOOL A/S, Class B (2)(a) 98,426 2,733,756
Royal Unibrew A/S (a) 4,614 374,318
Vestas Wind Systems A/S (2)(a) 117,164 3,534,948
Zealand Pharma A/S (2)*(a) 64,606 3,008,702
29,869,045
Finland - 1 .2%
Elisa OYJ (2)(a) 15,341 747,267
Fortum OYJ (2)(a) 349,326 8,933,221
Kone OYJ, Class B (2)(a) 37,772 2,411,392
Nokia OYJ (2)(a) 473,524 3,798,620
Nordea Bank Abp (2)(a) 198,788 3,422,963
Orion OYJ, Class B (2)(a) 5,114 413,347
Valmet OYJ (2)(a) 69,999 2,002,921
Wartsila OYJ Abp (2)(a) 128,265 4,777,614
26,507,345
France - 5 .0%
Amundi SA (2)(a)(c) 47,473 4,079,725
Arkema SA (2)(a) 5,293 363,406
AXA SA (2)(a) 37,702 1,732,466
BNP Paribas SA (2)(a) 161,056 15,342,779
Bouygues SA (2)(a) 223,342 12,944,175
Carrefour SA (2)(a) 217,574 4,028,569
Credit Agricole SA (2)(a) 532,863 9,945,541
Dassault Aviation SA (2)(a) 7,840 2,918,069
Eiffage SA (2)(a) 92,561 14,195,860
Elis SA (2)(a) 1 28
Engie SA (2)(a) 157,052 5,061,386
INVESTMENTS SHARES VALUE ($)
France - 5.0% (continued)
Forvia SE (2)*(a) 46,433 531,474
Gaztransport Et Technigaz SA (2)(a) 16,498 3,880,226
Ipsen SA (2)(a) 14,806 2,766,999
Orange SA (2)(a) 252,242 5,171,733
Rexel SA (2)(a) 90,571 3,588,969
Safran SA (2)(a) 12,301 4,025,248
Societe Generale SA (2)(a) 151,584 11,068,195
Sodexo SA (2)(a) 1,903 97,685
SPIE SA (2)(a) 9,340 467,706
Technip Energies NV (2)(a) 31,735 1,341,044
Teleperformance SE (2)(a) 18,232 1,071,365
TotalEnergies SE (2)(a) 38,574 3,540,096
Valeo SE (2)(a) 217,185 2,659,616
Vinci SA (2)(a) 10,281 1,543,170
Vivendi SE (2)(a) 177,308 367,832
112,733,362
Germany - 5 .0%
Allianz SE (Registered) (2)(a) 17,355 7,329,340
Aroundtown SA (2)*(a) 535,949 1,426,821
Aurubis AG (2)(a) 36,116 6,423,475
Bayer AG (Registered) (2)(a) 65,386 3,025,948
Bechtle AG (2)(a) 63,704 2,196,874
Brenntag SE (2)(a) 25 1,693
Commerzbank AG (2)(a) 74,506 2,717,928
Continental AG (2)(a) 63,537 4,435,338
Deutsche Bank AG (Registered)
(2)(a) 346,590 10,314,548
Deutsche Lufthansa AG
(Registered) (2)(a) 479,231 4,081,028
Deutsche Post AG (2)(a) 65,930 3,474,968
Evonik Industries AG (2)(a) 121,937 2,392,730
Freenet AG (2)(a) 71,991 2,216,670
Fresenius Medical Care AG (2)(a) 76,995 3,489,224
GEA Group AG (2)(a) 21,401 1,534,831
Hannover Rueck SE (2)(a) 4,250 1,336,204
Heidelberg Materials AG (2)(a) 41,262 8,707,788
HUGO BOSS AG (2)(a) 58,531 2,533,569
KION Group AG (2)(a) 15,214 812,916
Knorr-Bremse AG (2)(a) 26,101 2,982,086
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 5,522 3,487,371
Nordex SE (2)*(a) 52,184 2,827,980
Rational AG (2)(a) 18 13,206
RWE AG (2)(a) 111,353 7,491,701
Schaeffler AG (2)(a) 1 8
Siemens Energy AG (2)(a) 131,359 22,652,803
Talanx AG (2)(a) 38,217 4,742,237
Zalando SE (2)*(a)(c) 75,078 1,834,211
114,483,496
Hong Kong - 0 .7%
CK Asset Holdings Ltd. (2)(a) 131,872 754,544
CLP Holdings Ltd. (2)(a) 58,000 546,063
Prudential plc (2)(a) 5 70
Sun Hung Kai Properties Ltd. (2)(a) 303,500 5,053,529
Swire Pacific Ltd., Class A (2)(a) 53,500 584,741
WH Group Ltd. (2)(a)(c) 7,552,500 9,927,286

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Hong Kong - 0.7% (continued)
Wharf Real Estate Investment Co.
Ltd. (2)(a) 2,000 5,820
16,872,053
Italy - 3 .6%
A2A SpA (2)(a) 1,480,798 4,193,058
Azimut Holding SpA (2)(a) 148,375 5,637,789
BPER Banca SpA (2)(a) 500,370 6,557,458
Coca-Cola HBC AG (2)(a) 120,619 6,794,372
Eni SpA (2)(a) 282,304 8,026,973
Generali (2)(a) 179,669 7,228,355
Hera SpA (2)(a) 722,325 3,331,855
Italgas SpA (2)(a) 385,789 4,494,051
Leonardo SpA (2)(a) 201,058 13,675,857
Nexi SpA (2)(a)(c) 89 332
Pirelli & C SpA (2)(a)(c) 73,301 507,203
Poste Italiane SpA (2)(a)(c) 90,499 2,130,234
Saipem SpA (2)(a) 661,221 3,025,318
Technoprobe SpA (2)*(a) 14,027 235,073
Telecom Italia SpA (2)*(a) 2,579,743 1,811,247
Unipol Assicurazioni SpA (2)(a) 601,503 13,973,019
81,622,194
Ivory Coast - 0 .0% †
Endeavour Mining plc (2)(a) 6,775 408,192
Japan - 17 .1%
ABC-Mart, Inc. (a) 46,600 741,554
Advantest Corp. (2)(a) 110,800 15,291,138
Aeon Co. Ltd. (2)(a) 276,500 3,305,819
Aisin Corp. (2)(a) 65,000 915,727
Allegro MicroSystems, Inc. *(a)(b) 9,945 313,566
ALSOK Co. Ltd. (2)(a) 86,800 690,822
Asahi Group Holdings Ltd. (2)(a) 167,100 1,668,432
Asahi Intecc Co. Ltd. (2)(a) 4,600 98,229
Asahi Kasei Corp. (2)(a) 319,100 3,122,227
Astellas Pharma, Inc. (2)(a) 440,900 7,187,471
Azbil Corp. (2)(a) 48,300 422,025
Bandai Namco Holdings, Inc. (2)(a) 66,000 1,628,247
BayCurrent, Inc. (2)(a) 88,500 2,561,750
Brother Industries Ltd. (2)(a) 134,300 2,486,301
Canon, Inc. (2)(a) 13,000 360,716
Central Japan Railway Co. (2)(a) 230,800 6,001,075
Chubu Electric Power Co., Inc. (2)
(a) 422,500 6,965,721
Chugai Pharmaceutical Co. Ltd. (2)
(a) 68,600 3,783,186
Concordia Financial Group Ltd. (2)
(a) 65,800 587,344
Dai Nippon Printing Co. Ltd. (2)(a) 207,400 3,778,827
Daifuku Co. Ltd. (2)(a) 100 3,531
Daiichi Life Group, Inc. (2)(a) 404,800 3,733,064
Daito Trust Construction Co. Ltd.
(2)(a) 64,000 1,499,788
ENEOS Holdings, Inc. (2)(a) 902,200 8,128,944
Hikari Tsushin, Inc. (2)(a) 3,400 864,998
Hirose Electric Co. Ltd. (2)(a) 12,100 1,584,061
Hitachi Construction Machinery Co.
Ltd. (2)(a) 63,400 2,176,980
Hitachi Ltd. (2)(a) 12,700 372,561
INVESTMENTS SHARES VALUE ($)
Japan - 17.1% (continued)
Hoya Corp. (2)(a) 11,800 2,045,653
Idemitsu Kosan Co. Ltd. (2)(a) 582,000 5,713,795
Iida Group Holdings Co. Ltd. (2)(a) 167,600 2,578,373
Inpex Corp. (2)(a) 624,700 18,478,311
Japan Post Bank Co. Ltd. (2)(a) 506,500 8,261,129
Japan Post Holdings Co. Ltd. (2)(a) 251,000 2,898,162
Japan Post Insurance Co. Ltd. (2)
(a) 510,300 5,146,681
Japan Real Estate Investment
Corp., REIT (2)(a) 586 431,475
JFE Holdings, Inc. (2)(a) 157,600 1,845,065
Kansai Electric Power Co., Inc.
(The) (2)(a) 320,300 5,325,332
Kao Corp. (a) 36,100 1,405,285
Kawasaki Kisen Kaisha Ltd. (2)(a) 184,100 3,109,564
Keyence Corp. (2)(a) 5,100 1,815,128
Kinden Corp. (2)(a) 125,300 5,637,058
Kioxia Holdings Corp. (2)*(a) 8,300 1,083,981
Kirin Holdings Co. Ltd. (2)(a) 149,000 2,370,022
Kobe Steel Ltd. (2)(a) 214,900 2,608,058
Komatsu Ltd. (2)(a) 8,800 350,421
Kyocera Corp. (2)(a) 143,200 2,195,764
Kyowa Kirin Co. Ltd. (2)(a) 17,700 289,679
Kyushu Electric Power Co., Inc. (2)
(a) 183,000 2,121,257
LY Corp. (2)(a) 267,500 644,978
Makita Corp. (2)(a) 93,600 3,076,291
Mazda Motor Corp. (2)(a) 514,000 3,515,654
Medipal Holdings Corp. (2)(a) 63,900 1,199,873
MEIJI Holdings Co. Ltd. (2)(a) 51,600 1,258,404
MINEBEA MITSUMI, Inc. (2)(a) 34,600 574,536
MISUMI Group, Inc. (2)(a) 26,600 455,972
Mitsubishi Chemical Group Corp.
(2)(a) 589,900 3,448,631
Mitsubishi Electric Corp. (2)(a) 103,000 3,368,831
Mitsubishi HC Capital, Inc. (2)(a) 287,000 2,575,270
Mitsubishi Motors Corp. (2)(a) 212,700 427,097
Mitsui & Co. Ltd. (2)(a) 97,200 3,757,040
Mitsui Chemicals, Inc. (2)(a) 67,600 816,606
MS&AD Insurance Group Holdings,
Inc. (2)(a) 32,100 837,668
Murata Manufacturing Co. Ltd. (2)
(a) 206,000 4,622,069
Nexon Co. Ltd. (2)(a) 107,400 2,023,061
NGK Corp. (2)(a) 87,100 2,244,797
NIDEC Corp. (2)*(a) 166,200 2,110,444
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 128,400 2,901,956
Nippon Steel Corp. (2)(a) 1,079,200 3,979,599
Nippon Yusen KK (2)(a) 176,800 6,494,709
Nitto Denko Corp. (2)(a) 264,100 5,283,117
Nomura Holdings, Inc. (2)(a) 668,100 5,260,645
Nomura Real Estate Master Fund,
Inc., REIT (2)(a) 269 265,632
Obayashi Corp. (2)(a) 142,200 3,444,151
Obic Co. Ltd. (a) 166,000 4,029,060
Oji Holdings Corp. (2)(a) 1,281,000 6,930,273
Ono Pharmaceutical Co. Ltd. (2)(a) 301,400 4,837,473
Open House Group Co. Ltd. (2)(a) 52,600 3,371,225
Orix JREIT, Inc., REIT (2)(a) 1,006 613,164

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 17.1% (continued)
Osaka Gas Co. Ltd. (2)(a) 287,900 11,661,251
Otsuka Corp. (2)(a) 56,500 1,081,676
Otsuka Holdings Co. Ltd. (2)(a) 108,100 7,671,951
Pan Pacific International Holdings
Corp. (2)(a) 111,800 682,008
Panasonic Holdings Corp. (2)(a) 514,500 8,628,865
Recruit Holdings Co. Ltd. (2)(a) 34,200 1,490,093
Renesas Electronics Corp. (2)(a) 105,700 1,511,217
Ricoh Co. Ltd. (2)(a) 200,600 1,695,772
Ryohin Keikaku Co. Ltd. (2)(a) 191,300 4,082,267
Sanwa Holdings Corp. (2)(a) 62,100 1,412,294
SCREEN Holdings Co. Ltd. (2)(a) 71,000 4,229,936
Seibu Holdings, Inc. (2)(a) 6,000 167,633
Seiko Epson Corp. (2)(a) 83,100 1,027,383
Sekisui Chemical Co. Ltd. (2)(a) 221,100 3,711,974
Shimamura Co. Ltd. (2)(a) 304,800 6,381,492
Shionogi & Co. Ltd. (2)(a) 372,000 8,228,991
Skylark Holdings Co. Ltd. (2)(a) 70,100 1,511,123
Sompo Holdings, Inc. (2)(a) 38,100 1,483,166
Square Enix Holdings Co. Ltd. (2)
(a) 455,600 7,260,437
Subaru Corp. (2)(a) 247,800 3,992,403
Sumitomo Corp. (2)(a) 190,000 7,109,623
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 153,900 4,902,737
Suntory Beverage & Food Ltd. (2)
(a) 153,500 4,334,856
Takeda Pharmaceutical Co. Ltd.
(2)(a) 88,500 3,259,269
TBS Holdings, Inc. (2)(a) 67,500 2,432,124
TDK Corp. (2)(a) 79,400 1,031,428
TIS, Inc. (2)(a) 27,900 596,542
Toho Co. Ltd. (a) 70,500 740,515
Tokyo Century Corp. (2)(a) 164,600 2,130,658
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 1,307,900 5,389,325
Tokyo Electron Ltd. (2)(a) 6,300 1,565,241
Tokyo Gas Co. Ltd. (2)(a) 150,800 7,102,086
Tokyu Fudosan Holdings Corp. (2)
(a) 127,600 1,089,074
TOPPAN Holdings, Inc. (2)(a) 101,900 2,687,581
Toray Industries, Inc. (2)(a) 322,700 2,298,471
Tosoh Corp. (2)(a) 254,000 3,775,681
TOTO Ltd. (2)(a) 11,200 370,287
Toyo Suisan Kaisha Ltd. (2)(a) 36,100 2,538,760
Toyota Tsusho Corp. (2)(a) 245,700 9,522,540
Yamazaki Baking Co. Ltd. (2)(a) 75,900 1,696,597
Yokogawa Electric Corp. (2)(a) 66,700 2,061,281
Zensho Holdings Co. Ltd. (2)(a) 15,600 910,772
ZOZO, Inc. (2)(a) 100,300 702,393
386,512,296
Luxembourg - 0 .1%
ArcelorMittal SA (2)(a) 36,659 1,901,191
Mexico - 0 .2%
Fresnillo plc (2)(a) 93,926 4,163,365
Grupo Aeroportuario del Sureste
SAB de CV, ADR (a) 699 234,955
4,398,320
INVESTMENTS SHARES VALUE ($)
Netherlands - 2 .2%
Aalberts NV (2)(a) 26,953 938,683
ABN AMRO Bank NV, CVA (2)(a)(c) 284,513 9,019,292
Arcadis NV (2)(a) 7,871 251,808
Argenx SE (2)*(a) 4,117 2,987,868
ASM International NV (2)(a) 3,583 2,715,745
ASML Holding NV (2)(a) 5,809 7,724,556
ASR Nederland NV (2)(a) 5,844 402,341
Koninklijke Ahold Delhaize NV (a) 245,022 11,410,477
Koninklijke KPN NV (2)(a) 339,535 1,892,442
Koninklijke Vopak NV (2)(a) 476 25,764
NN Group NV (2)(a) 148,986 11,635,197
Universal Music Group NV (2)(a)(b) 15,911 308,846
49,313,019
Norway - 1 .4%
Aker BP ASA (2)(a) 3 111
Equinor ASA (2)(a) 306,102 13,041,287
Frontline plc (2)(a) 37,203 1,307,145
Gjensidige Forsikring ASA (2)(a) 6,371 166,657
Kongsberg Gruppen ASA (a) 216,375 9,223,351
Norsk Hydro ASA (2)(a) 622,745 6,637,463
Vend Marketplaces ASA (a) 32,768 810,833
31,186,847
Portugal - 0 .0% †
Banco Comercial Portugues SA,
Class R (2) 352,295 343,124
Galp Energia SGPS SA (2) 23,688 567,981
911,105
Singapore - 0 .6%
Genting Singapore Ltd. (2) 9,434,500 4,979,203
Oversea-Chinese Banking Corp.
Ltd. (2) 220,100 3,769,820
Singapore Airlines Ltd. (2) 46,800 241,333
United Overseas Bank Ltd. (2) 169,400 4,849,204
13,839,560
South Africa - 0 .1%
Gold Fields Ltd., ADR (a)(b) 14,164 643,046
Harmony Gold Mining Co. Ltd.,
ADR (a) 54,953 844,627
Sibanye Stillwater Ltd., ADR (a) 3,929 48,405
1,536,078
Spain - 2 .6%
Acciona SA (2)(a) 5,863 1,541,749
ACS Actividades de Construccion y
Servicios SA (2)(a) 83,624 10,198,395
Aena SME SA (a)(c) 105,004 3,097,334
Banco Bilbao Vizcaya Argentaria
SA (2)(a) 455,664 9,842,146
Banco Santander SA (2)(a) 1,166,899 13,081,777
Bankinter SA (2)(a) 9 143
CaixaBank SA (2)(a) 101,476 1,216,460
Enagas SA (a) 29,680 587,998
Endesa SA (a) 41,396 1,726,340
Mapfre SA (2)(a) 522,566 2,328,813
Naturgy Energy Group SA (a) 26,569 795,383
Repsol SA (2)(a) 560,411 15,774,712

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Spain - 2.6% (continued)
Unicaja Banco SA (2)(a)(c) 8 24
60,191,274
Sweden - 2 .6%
Asmodee Group AB, Class B *(a) 4,800 53,919
Boliden AB (2)*(a) 99,138 5,196,998
Coffee Stain Group AB, Class B * 47,097 85,292
Elekta AB, Class B (2)(a) 80,797 477,905
Embracer Group AB (2)*(a) 434,187 2,238,170
Essity AB, Class B (2)(a) 141,111 3,636,827
Evolution AB (2)(a)(c) 27,528 1,730,092
Getinge AB, Class B (2)(a) 52,629 1,062,414
H & M Hennes & Mauritz AB, Class
B (2)(a) 75,732 1,416,859
Husqvarna AB, Class B (2)(a) 24,386 96,571
Sandvik AB (2)(a) 79,286 3,047,901
Securitas AB, Class B (2)(a) 281,794 4,719,465
Skandinaviska Enskilda Banken AB,
Class A (2)(a) 48,655 899,091
Skanska AB, Class B (2)(a) 97,894 2,647,947
SKF AB, Class B (2)(a) 148,210 3,572,743
SSAB AB, Class B (2)(a) 427,583 3,370,679
Swedbank AB, Class A (2)(a) 94,513 3,221,336
Swedish Orphan Biovitrum AB
(2)*(a) 15,731 659,294
Tele2 AB, Class B (2)(a) 6,378 132,009
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 1,687,531 19,238,252
Telia Co. AB (2)(a) 230,438 1,180,597
Trelleborg AB, Class B (2)(a) 29,582 1,106,353
59,790,714
Switzerland - 2 .3%
ABB Ltd. (Registered) (2)(a) 31,435 2,555,916
Adecco Group AG (Registered) (2)
(a) 102,543 2,466,384
Avolta AG (2)*(a) 3 180
BKW AG (2)(a) 16,157 3,185,510
EFG International AG (2)(a) 1 21
Flughafen Zurich AG (Registered)
(2)(a) 18,960 5,937,059
Geberit AG (Registered) (2)(a) 4,720 3,186,144
Georg Fischer AG (Registered) (2)
(a) 30 1,548
Helvetia Baloise Holding AG (2)(a) 11,232 2,906,956
Logitech International SA
(Registered) (2)(a) 76,134 7,070,148
Schindler Holding AG (2)(a) 17,587 5,793,033
SGS SA (Registered) (2)(a) 39,229 4,134,305
Swiss Prime Site AG (Registered)
(2)(a) 17,692 2,995,577
Swisscom AG (Registered) (2)(a) 3,243 2,721,407
TE Connectivity plc (a) 10,552 2,205,579
Tecan Group AG (Registered) (2)(a) 5,409 920,674
Temenos AG (Registered) (2)(a) 35,091 3,075,597
Zurich Insurance Group AG (2)(a) 4,271 3,018,822
52,174,860
Turkiye - 0 .0% †
Eldorado Gold Corp. (a) 2 69
INVESTMENTS SHARES VALUE ($)
United Kingdom - 7 .2%
Autotrader Group plc (2)(a)(c) 89,911 562,760
B&M European Value Retail plc (2)
(a) 307,878 691,355
Babcock International Group plc
(2)(a) 7 109
Barclays plc (2)(a) 2,604,071 13,628,363
British American Tobacco plc (2)(a) 81,892 4,754,554
British Land Co. plc (The), REIT
(2)(a) 40,951 193,713
BT Group plc (2)(a) 3,832,756 10,741,557
Centrica plc (2)(a) 5,176,083 14,655,755
CK Hutchison Holdings Ltd. (2)(a) 806,000 6,186,877
Compass Group plc (2)(a) 83,593 2,332,322
DCC plc (2)(a) 57,056 3,533,885
easyJet plc (2)(a) 505,194 2,350,576
Games Workshop Group plc (2)(a) 2,750 650,091
Harbour Energy plc (2)(a) 19 76
Hikma Pharmaceuticals plc (2)(a) 1 17
Howden Joinery Group plc (2)(a) 64,907 687,481
HSBC Holdings plc (2)(a) 152,991 2,512,509
Imperial Brands plc (2)(a) 155,300 6,297,076
Inchcape plc (a) 70,091 695,793
International Consolidated Airlines
Group SA (2)(a) 666,745 3,164,580
Intertek Group plc (2)(a) 4 195
Investec plc (2)(a) 124,474 959,396
J Sainsbury plc (a) 558,807 2,507,369
JD Sports Fashion plc (2)(a) 1,885,814 1,788,618
Kingfisher plc (2)(a) 1,595,204 6,065,504
Lloyds Banking Group plc (2)(a) 3,121,543 3,868,951
Marks & Spencer Group plc (2)(a) 1,201,964 5,415,718
NatWest Group plc (2)(a) 945,549 7,004,577
Next plc (2)(a) 12,997 2,195,828
Pearson plc (2)(a) 189,683 2,500,757
Rightmove plc (2)(a) 671,483 3,841,766
Rolls-Royce Holdings plc (2)(a) 477,259 7,250,721
Rotork plc (2)(a) 7 29
Sage Group plc (The) (2)(a) 2 22
Schroders plc (2)(a) 176,911 1,362,136
Segro plc, REIT (2)(a) 30,003 257,203
St James's Place plc (2)(a) 59,370 936,777
Standard Chartered plc (2)(a) 551,718 11,497,721
TechnipFMC plc (a) 193,394 13,369,327
Tesco plc (2)(a) 930,792 5,850,057
Tritax Big Box REIT plc, REIT (2)(a) 8 15
UNITE Group plc (The), REIT (2)(a) 1 6
Vodafone Group plc (2)(a) 8,190,262 12,353,797
162,665,939
United States - 97 .6%
3M Co. (a)(b) 37,854 5,497,536
A O Smith Corp. (a)(b) 53,654 3,537,945
Abercrombie & Fitch Co., Class A
*(a) 39,412 3,601,074
Accenture plc, Class A (a) 17,423 3,454,807
Acerinox SA (2)(a) 49,471 691,659
Acuity, Inc. (a) 2,467 691,303
Adobe, Inc. *(a) 107,869 26,220,796
ADT, Inc. (a) 679,174 4,462,173

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 97.6% (continued)
Advanced Energy Industries, Inc.
(a)(b) 6,672 2,153,121
AECOM (a) 18,888 1,602,080
Aegon Ltd. (2)(a) 57,276 418,872
AGCO Corp. (a)(b) 10,215 1,183,612
Air Lease Corp., Class A (a) 5,889 382,432
Airbnb, Inc., Class A *(a)(b) 117,134 14,791,681
Albemarle Corp. (a) 67,364 12,093,859
Albertsons Cos., Inc., Class A (a)(b) 124,087 2,114,442
Alcoa Corp. (a) 92,194 6,115,228
Align Technology, Inc. *(a)(b) 19,550 3,351,457
Allegion plc (a) 2,272 330,099
Allison Transmission Holdings, Inc.
(a) 36,824 4,310,617
Allstate Corp. (The) (a) 18,790 3,895,919
Alnylam Pharmaceuticals, Inc. *(a)
(b) 20,264 6,704,750
Altria Group, Inc. (a) 254,421 16,789,241
Amdocs Ltd. (a) 80,569 5,257,933
American Electric Power Co., Inc.
(a) 18,273 2,395,225
American International Group, Inc.
(a)(b) 8,994 676,799
Ameriprise Financial, Inc. (a) 27,989 12,438,312
AMETEK, Inc. (a) 4,687 1,004,705
Amgen, Inc. (a) 3,726 1,310,993
Amkor Technology, Inc. (a) 37,056 1,668,632
Amphenol Corp., Class A (a) 60,904 7,695,220
Analog Devices, Inc. (a)(b) 5,221 1,661,009
Antero Resources Corp. *(a) 42,062 1,785,111
AP Moller - Maersk A/S, Class B
(2)(a) 1,922 4,800,929
APA Corp. (a) 167,013 7,088,032
Appfolio, Inc., Class A *(a)(b) 6,720 1,060,550
Applied Industrial Technologies,
Inc. (a) 7,178 1,904,467
AppLovin Corp., Class A *(a)(b) 12,544 4,992,512
Aramark (a) 115,738 4,692,019
Arch Capital Group Ltd. *(a) 20,924 2,008,495
Archer-Daniels-Midland Co. (a)(b) 81,680 5,937,319
Arista Networks, Inc. *(a) 148,971 18,290,658
Armstrong World Industries, Inc. (a) 8,376 1,380,365
Arrow Electronics, Inc. *(a)(b) 5,995 859,743
Arrowhead Pharmaceuticals, Inc.
*(a)(b) 11,705 733,904
ASGN, Inc. *(a) 43,892 1,699,059
Associated Banc-Corp. (a)(b) 16,208 419,139
Assurant, Inc. (a) 29,076 6,333,044
Assured Guaranty Ltd. (a) 18,149 1,478,781
AT&T, Inc. (a) 408,433 11,840,473
ATI, Inc. *(a) 23,037 3,350,962
Atmos Energy Corp. (a)(b) 1 185
Autodesk, Inc. *(a) 48,480 11,606,112
AutoNation, Inc. *(a) 6,500 1,269,190
Avient Corp. (a)(b) 44,052 1,599,088
Avnet, Inc. (a) 153,157 9,437,534
Axis Capital Holdings Ltd. (a) 44,949 4,558,278
Bank of New York Mellon Corp.
(The) (a) 82,036 9,731,931
Bank OZK (a)(b) 91,801 4,212,748
INVESTMENTS SHARES VALUE ($)
United States - 97.6% (continued)
Belden, Inc. (a)(b) 6,402 735,142
Best Buy Co., Inc. (a)(b) 95,757 6,147,599
Biogen, Inc. *(a) 74,303 13,621,969
BioMarin Pharmaceutical, Inc. *(a) 117,086 6,614,188
Bio-Rad Laboratories, Inc., Class
A *(a)(b) 13,433 3,744,449
Black Hills Corp. (a)(b) 53,235 3,695,041
Blackbaud, Inc. *(a)(b) 2,865 110,618
Bloom Energy Corp., Class A *(a)(b) 10,681 1,447,169
BOK Financial Corp. (a)(b) 15,198 1,946,256
Booking Holdings, Inc. (a) 6,395 26,924,995
BorgWarner, Inc. (a) 112,963 6,129,372
Boston Beer Co., Inc. (The), Class
A *(a) 22,753 5,242,291
BP plc (2)(a) 20 157
Brink's Co. (The) (a)(b) 17,481 1,811,556
Bristol-Myers Squibb Co. (a) 238,649 14,474,062
Brixmor Property Group, Inc., REIT
(a) 94,486 2,721,197
Buzzi SpA (2)(a) 85,529 4,324,090
Cabot Corp. (a)(b) 19,052 1,434,806
Cardinal Health, Inc. (a) 63,768 13,474,816
CarMax, Inc. *(a) 30,905 1,285,030
Carnival Corp. (a) 102,895 2,662,923
Carpenter Technology Corp. (a) 8,292 3,268,292
Cboe Global Markets, Inc. (a)(b) 21,940 6,166,676
CDW Corp. (a)(b) 29,212 3,535,236
Centene Corp. *(a) 638,993 20,920,630
CF Industries Holdings, Inc. (a) 7,631 990,809
CH Robinson Worldwide, Inc. (a)(b) 61,341 10,186,900
Charles River Laboratories
International, Inc. *(a)(b) 17,454 3,010,815
Chemed Corp. (a) 963 363,764
Chewy, Inc., Class A *(a)(b) 287,732 7,768,764
Chubb Ltd. (a) 20,878 6,804,767
Ciena Corp. *(a)(b) 37,013 14,369,557
Cigna Group (The) (a)(b) 13,186 3,517,366
Cincinnati Financial Corp. (a) 18,236 2,869,435
Cintas Corp. (a) 10,071 1,703,409
Cirrus Logic, Inc. *(a) 101,226 14,639,304
Citizens Financial Group, Inc. (a) 114,536 6,868,724
Clarivate plc *(a)(b) 4 10
CME Group, Inc. (a) 8,214 2,426,005
CNA Financial Corp. (a) 43,216 1,984,479
CNO Financial Group, Inc. (a) 149,069 6,120,773
CNX Resources Corp. *(a)(b) 72,412 2,791,483
Coca-Cola Consolidated, Inc. (a) 48,528 9,304,759
Cognex Corp. (a)(b) 36,664 1,796,169
Cognizant Technology Solutions
Corp., Class A (a) 130,632 8,014,273
Columbia Sportswear Co. (a) 22,726 1,245,612
Comcast Corp., Class A (a) 134,925 3,873,697
Comfort Systems USA, Inc. (a) 2,118 2,920,701
Commerce Bancshares, Inc. (a) 4 197
Commercial Metals Co. (a) 68,447 4,204,699
Conagra Brands, Inc. (a) 2 31
Concentrix Corp. (a) 63,184 1,728,714
Constellation Brands, Inc., Class A
(a)(b) 14,658 2,198,700
Copart, Inc. *(a)(b) 1 33

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 97.6% (continued)
COPT Defense Properties, REIT (a) 90,349 2,764,679
Core & Main, Inc., Class A *(a)(b) 8,010 395,694
Corebridge Financial, Inc. (a)(b) 127,835 3,050,143
Corteva, Inc. (a) 89,504 7,492,380
Costco Wholesale Corp. (a) 3,613 3,600,102
Crane Co. (a) 6,493 1,110,303
Credo Technology Group Holding
Ltd. *(a) 41,224 3,869,697
Crocs, Inc. *(a)(b) 37,834 3,140,979
Crown Holdings, Inc. (a) 52,085 5,221,521
CubeSmart, REIT (a) 9,183 336,557
Curtiss-Wright Corp. (a) 16,457 11,209,192
CVS Health Corp. (a) 20,054 1,440,278
Darden Restaurants, Inc. (a) 6,904 1,353,460
Darling Ingredients, Inc. *(a) 18,815 1,163,708
Deckers Outdoor Corp. *(a) 146,860 14,699,216
Dell Technologies, Inc., Class C (a) 30,933 5,077,033
Devon Energy Corp. (a)(b) 15,499 779,910
Dexcom, Inc. *(a)(b) 59,093 3,711,040
Dillard's, Inc., Class A (a) 7,902 4,520,813
Docusign, Inc., Class A *(a) 51,620 2,447,304
Dolby Laboratories, Inc., Class A
(a)(b) 60,492 3,633,150
Dollar General Corp. (a) 42,285 5,020,498
Dollar Tree, Inc. *(a)(b) 37,589 4,116,371
Domino's Pizza, Inc. (a) 30,968 11,111,009
Donaldson Co., Inc. (a)(b) 33,502 2,843,315
DoubleVerify Holdings, Inc. *(a) 143,807 1,366,167
DraftKings, Inc., Class A *(a)(b) 227,350 4,915,307
Dropbox, Inc., Class A *(a)(b) 324,490 7,372,413
DuPont de Nemours, Inc. (a)(b) 74,443 3,409,489
DXC Technology Co. *(a)(b) 427,732 5,376,591
Dycom Industries, Inc. *(a)(b) 1,719 582,432
East West Bancorp, Inc. (a) 16,164 1,725,669
eBay, Inc. (a)(b) 79,978 7,279,598
Edison International (a) 93,978 6,877,310
Elanco Animal Health, Inc. *(a)(b) 79,023 1,891,020
Elastic NV *(a) 106,992 5,348,530
Element Solutions, Inc. (a)(b) 149,058 5,088,840
Elevance Health, Inc. (a) 2,556 748,269
EMCOR Group, Inc. (a) 6,269 4,628,465
EnerSys (a) 18,870 3,278,096
Entergy Corp. (a)(b) 37,632 4,228,332
Envista Holdings Corp. *(a) 223,512 5,670,499
EPAM Systems, Inc. *(a) 18,739 2,537,261
EPR Properties, REIT (a) 45,116 2,253,995
EQT Corp. (a)(b) 27,358 1,741,063
Essent Group Ltd. (a) 20,917 1,222,389
Estee Lauder Cos., Inc. (The),
Class A (a)(b) 31,650 2,271,521
Etsy, Inc. *(a)(b) 164,267 8,210,065
Euronet Worldwide, Inc. *(a)(b) 22,699 1,506,533
Evercore, Inc., Class A (a)(b) 13,737 4,100,632
Everest Group Ltd. (a) 21,577 7,052,442
Evergy, Inc. (a)(b) 27,531 2,255,340
Everpure, Inc., Class A *(a)(b) 93,767 5,536,004
Eversource Energy (a) 43,027 2,980,911
Exelixis, Inc. *(a) 357,429 15,330,129
Exelon Corp. (a)(b) 85,806 4,206,210
ExlService Holdings, Inc. *(a) 79,197 2,411,549
INVESTMENTS SHARES VALUE ($)
United States - 97.6% (continued)
Expand Energy Corp. (a)(b) 103,221 11,331,601
Expedia Group, Inc. (a)(b) 124,388 28,719,944
Expeditors International of
Washington, Inc. (a)(b) 41,379 5,926,714
Exponent, Inc. (a)(b) 12,870 839,768
F5, Inc. *(a)(b) 18,928 5,476,438
Fair Isaac Corp. *(a)(b) 808 862,572
Federated Hermes, Inc., Class B
(a)(b) 183,482 10,405,264
FedEx Corp. (a) 19,507 6,948,003
Fidelity National Financial, Inc. (a) 34,194 1,585,918
Fidelity National Information
Services, Inc. (a)(b) 27,613 1,295,326
Fifth Third Bancorp (a) 39,432 1,832,011
First American Financial Corp. (a) 10,008 603,382
First Financial Bankshares, Inc. (a)
(b) 35,594 1,048,243
First Hawaiian, Inc. (a) 120,704 2,974,147
First Horizon Corp. (a) 68,309 1,554,713
First Industrial Realty Trust, Inc.,
REIT (a) 34,662 2,005,197
First Solar, Inc. *(a) 1,915 377,753
FirstCash Holdings, Inc. (a) 20,763 3,903,444
Fiserv, Inc. *(a)(b) 22,836 1,274,249
Five Below, Inc. *(a) 2,418 552,465
Flex Ltd. *(a)(b) 34,730 2,273,426
Flowers Foods, Inc. (a)(b) 76,857 626,385
Flowserve Corp. (a)(b) 59,106 4,344,882
Fluor Corp. *(a) 147,103 6,862,355
FNB Corp. (a)(b) 117,241 1,960,270
Fortinet, Inc. *(a) 153,025 12,505,203
Fox Corp., Class A (a)(b) 62,753 3,664,775
Franklin Resources, Inc. (a) 80,263 1,895,812
Gaming and Leisure Properties,
Inc., REIT (a) 47,122 2,090,803
Gap, Inc. (The) (a) 57,586 1,393,581
Gartner, Inc. *(a)(b) 22,158 3,508,498
Gates Industrial Corp. plc *(a) 131,573 2,974,866
GCI Liberty, Inc., Class C *(a)(b) 15,575 579,546
GE Aerospace (a) 9,703 2,753,420
GE Vernova, Inc. (a) 16,386 14,303,339
Gen Digital, Inc. (a)(b) 56,360 1,061,259
General Dynamics Corp. (a) 26,943 9,247,376
General Motors Co. (a) 192,574 14,346,763
Genpact Ltd. (a) 166,256 6,193,036
Gitlab, Inc., Class A *(a)(b) 117,872 2,550,750
GLOBALFOUNDRIES, Inc. *(a) 46,439 2,065,607
Globe Life, Inc. (a) 3,654 508,527
GoDaddy, Inc., Class A *(a) 11,152 921,936
Graco, Inc. (a) 36,753 3,111,141
Graham Holdings Co., Class B (a) 6,013 6,357,304
Grand Canyon Education, Inc. *(a)
(b) 26,090 4,436,083
Greif, Inc., Class A (a)(b) 18,548 1,244,014
GSK plc (2)(a) 25,188 693,816
GXO Logistics, Inc. *(a)(b) 1 52
H&R Block, Inc. (a)(b) 26,164 830,445
Haemonetics Corp. *(a) 24,310 1,370,112
Halozyme Therapeutics, Inc. *(a)(b) 60,560 3,913,993
Hancock Whitney Corp. (a)(b) 55,226 3,511,821

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 97.6% (continued)
Hanover Insurance Group, Inc.
(The) (a) 19,577 3,393,673
Harley-Davidson, Inc. (a)(b) 98,274 1,987,100
Hartford Insurance Group, Inc.
(The) (a) 56,296 7,612,908
Hasbro, Inc. (a) 14,188 1,327,997
HealthEquity, Inc. *(a) 35,610 2,975,928
Hecla Mining Co. (a)(b) 259,612 4,836,572
Hexcel Corp. (a)(b) 41,219 3,335,854
HF Sinclair Corp. (a) 121,018 7,550,313
Highwoods Properties, Inc., REIT
(a)(b) 15,202 325,475
Hilton Worldwide Holdings, Inc. (a) 2,400 729,792
Holcim AG (2)(a) 129,735 10,724,149
Home BancShares, Inc. (a)(b) 10,630 286,266
Host Hotels & Resorts, Inc., REIT
(a) 104,479 2,001,818
Houlihan Lokey, Inc., Class A (a) 15,463 2,220,796
Howard Hughes Holdings, Inc. *(a) 1 63
Howmet Aerospace, Inc. (a)(b) 26,592 6,128,392
HP, Inc. (a)(b) 321,824 6,182,239
HubSpot, Inc. *(a) 50,886 12,421,273
Huntington Ingalls Industries, Inc.
(a) 14,824 5,631,638
IAC, Inc. *(a)(b) 117,505 4,703,725
IDEXX Laboratories, Inc. *(a)(b) 4,419 2,482,992
Illinois Tool Works, Inc. (a) 8,992 2,340,528
Illumina, Inc. *(a)(b) 63,184 7,788,060
Incyte Corp. *(a)(b) 88,710 8,349,385
Ingram Micro Holding Corp. (a) 17,562 409,370
Ingredion, Inc. (a) 20,224 2,278,436
Insmed, Inc. *(a)(b) 7,848 1,283,305
Insulet Corp. *(a) 33,547 7,039,502
InterContinental Hotels Group plc
(2)(a) 35,161 4,636,852
International Bancshares Corp. (a)
(b) 39,765 2,675,787
Invesco Ltd. (a) 364,661 8,857,616
ITT, Inc. (a) 13,873 2,643,223
Jabil, Inc. (a) 29,167 7,747,630
Jack Henry & Associates, Inc. (a) 32,483 5,133,613
Jacobs Solutions, Inc. (a) 10,456 1,330,840
Janus Henderson Group plc (a) 160,395 8,239,491
Jazz Pharmaceuticals plc *(a) 44,603 8,432,197
JB Hunt Transport Services, Inc. (a) 23,917 5,068,012
Jones Lang LaSalle, Inc. *(a)(b) 25,062 7,626,868
Kilroy Realty Corp., REIT (a) 55,094 1,554,202
Kimco Realty Corp., REIT (a)(b) 83,782 1,882,582
Kirby Corp. *(a) 2 266
KLA Corp. (a)(b) 3,396 5,000,304
Kroger Co. (The) (a) 178,195 12,894,190
Kyndryl Holdings, Inc. *(a) 206,435 2,708,427
L3Harris Technologies, Inc. (a)(b) 13,425 4,633,639
Lam Research Corp. (a) 55,933 11,950,645
Lamar Advertising Co., Class A,
REIT (a)(b) 18,277 2,314,965
Landstar System, Inc. (a) 25,735 4,125,578
Las Vegas Sands Corp. (a) 21,282 1,146,674
Lear Corp. (a) 509 61,630
Leidos Holdings, Inc. (a)(b) 33,282 5,176,017
INVESTMENTS SHARES VALUE ($)
United States - 97.6% (continued)
Lincoln Electric Holdings, Inc. (a) 3,278 816,484
Lincoln National Corp. (a) 32,077 1,138,734
LivaNova plc *(a) 74,695 4,747,614
Loews Corp. (a)(b) 51,258 5,471,279
Lumentum Holdings, Inc. *(a)(b) 16,498 11,594,134
Lyft, Inc., Class A *(a)(b) 769,081 10,228,777
M&T Bank Corp. (a)(b) 32,804 6,781,243
Macy's, Inc. (a) 416,870 7,541,178
Manhattan Associates, Inc. *(a)(b) 60,761 8,088,504
ManpowerGroup, Inc. (a) 57,818 1,703,318
Maplebear, Inc. *(a)(b) 121,393 4,547,382
Markel Group, Inc. *(a)(b) 1,127 2,157,157
Marzetti Co. (The) (a) 8,723 1,206,653
Mastercard, Inc., Class A (a) 17,147 8,567,670
Match Group, Inc. (a) 151,047 4,638,653
Mattel, Inc. *(a) 137,503 1,997,919
Maximus, Inc. (a)(b) 32,319 2,071,648
McKesson Corp. (a) 27,126 23,473,754
Medical Properties Trust, Inc., REIT 70,067 324,410
Medpace Holdings, Inc. *(a)(b) 39,462 18,949,257
Medtronic plc (a)(b) 24,768 2,146,147
Mettler-Toledo International, Inc.
*(a) 2,990 3,770,988
MGIC Investment Corp. (a) 68,917 1,809,071
Micron Technology, Inc. (a) 42,473 14,349,078
Middleby Corp. (The) *(a)(b) 9,962 1,320,762
Millrose Properties, Inc., Class A,
REIT (a) 15,104 422,912
MKS, Inc. (a) 26,716 6,139,604
Mohawk Industries, Inc. *(a)(b) 22,469 2,212,298
Molson Coors Beverage Co., Class
B (a)(b) 285,968 12,313,782
MongoDB, Inc., Class A *(a)(b) 33,723 8,254,379
Monolithic Power Systems, Inc. (a) 3,630 3,968,861
Monster Beverage Corp. *(a)(b) 65,547 4,749,536
Moody's Corp. (a)(b) 1 436
Morningstar, Inc. (a) 16,122 2,725,424
Mosaic Co. (The) (a) 48,984 1,249,092
MSC Industrial Direct Co., Inc.,
Class A (a) 22,652 2,090,100
MSCI, Inc., Class A (a) 11,628 6,267,608
Mueller Industries, Inc. (a) 49,495 5,484,046
Murphy Oil Corp. (a)(b) 145 5,981
Murphy USA, Inc. (a)(b) 3,556 1,756,557
Natera, Inc. *(a)(b) 33,160 6,631,668
National Fuel Gas Co. (a) 54,758 5,145,062
NetApp, Inc. (a) 137,007 14,028,147
Neurocrine Biosciences, Inc. *(a) 60,807 8,010,714
New Jersey Resources Corp. (a)(b) 38,080 2,091,354
New York Times Co. (The), Class
A (a) 199,601 16,712,591
NewMarket Corp. (a)(b) 3,589 2,300,370
Newmont Corp. (a) 70,401 7,620,908
News Corp., Class A (a)(b) 4,186 104,357
Nexstar Media Group, Inc., Class
A (a) 17,855 3,228,720
NiSource, Inc. (a) 48,793 2,276,681
NNN REIT, Inc., REIT (a) 91,339 3,838,978
Northern Trust Corp. (a) 58,616 8,181,035
NOV, Inc. (a) 411,367 7,737,813

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 97.6% (continued)
Novartis AG (Registered) (2)(a) 83,557 12,825,535
Nutanix, Inc., Class A *(a) 348,448 13,244,508
NVIDIA Corp. (a) 27,033 4,714,555
NVR, Inc. *(a) 196 1,291,607
OGE Energy Corp. (a) 1 48
Old Republic International Corp. (a) 114,391 4,564,201
Omega Healthcare Investors, Inc.,
REIT (a)(b) 126,188 5,529,558
Omnicom Group, Inc. (a)(b) 59,130 4,453,080
ONE Gas, Inc. (a)(b) 11 947
OneMain Holdings, Inc. (a) 23,066 1,233,800
Onto Innovation, Inc. *(a) 10,234 2,098,686
Ormat Technologies, Inc. (a)(b) 13,209 1,478,351
Oshkosh Corp. (a)(b) 48,736 7,174,427
Otis Worldwide Corp. (a)(b) 75,171 5,794,181
Ovintiv, Inc. (a) 23,798 1,412,649
Paramount Skydance Corp., Class
B (a) 54,753 493,872
PBF Energy, Inc., Class A (a) 18,353 873,970
Pegasystems, Inc. (a) 230,150 9,795,184
Penn Entertainment, Inc. *(a) 58,200 874,746
Penske Automotive Group, Inc. (a)
(b) 15,301 2,287,806
Pentair plc (a) 15,908 1,385,746
PepsiCo, Inc. (a) 30,250 4,697,523
Pfizer, Inc. (a) 258,439 7,256,967
PG&E Corp. (a) 20,794 365,351
Philip Morris International, Inc. (a) 8,100 1,339,254
Pilgrim's Pride Corp. (a)(b) 42,798 1,616,052
Pinnacle Financial Partners, Inc.
(a)(b) 38,382 3,306,225
PNC Financial Services Group, Inc.
(The) (a) 22,270 4,634,164
Polaris, Inc. (a) 47,746 2,602,157
Popular, Inc. (a) 63,708 8,547,702
Portland General Electric Co. (a) 116,914 6,169,552
Post Holdings, Inc. *(a)(b) 3,335 329,698
PPG Industries, Inc. (a)(b) 29,763 3,181,069
Primerica, Inc. (a)(b) 4,908 1,229,356
Procore Technologies, Inc. *(a)(b) 44,482 2,535,474
Prosperity Bancshares, Inc. (a) 13,457 904,041
Prudential Financial, Inc. (a)(b) 1 98
PTC, Inc. *(a) 509 72,527
PulteGroup, Inc. (a) 21,450 2,522,735
PVH Corp. (a)(b) 66,750 4,656,480
QUALCOMM, Inc. (a)(b) 8,155 1,050,201
Qualys, Inc. *(a)(b) 98,714 8,672,025
Ralph Lauren Corp., Class A (a) 11,585 3,985,124
Rambus, Inc. *(a) 33,163 2,853,013
Raymond James Financial, Inc. (a) 46,304 6,704,356
Rayonier, Inc., REIT (a)(b) 127,176 2,622,369
Regeneron Pharmaceuticals, Inc.
(a) 12,316 9,515,834
Regions Financial Corp. (a)(b) 253,474 6,620,741
Reinsurance Group of America,
Inc. (a) 20,924 4,271,844
Reliance, Inc. (a)(b) 2,506 761,624
RenaissanceRe Holdings Ltd. (a) 5,598 1,663,894
ResMed, Inc. (a)(b) 19,542 4,386,788
Revolution Medicines, Inc. *(a)(b) 1 97
INVESTMENTS SHARES VALUE ($)
United States - 97.6% (continued)
Reynolds Consumer Products, Inc.
(a) 19,304 408,859
RingCentral, Inc., Class A (a) 254,284 9,456,822
Rivian Automotive, Inc., Class A
*(a)(b) 480,766 7,235,528
Robert Half, Inc. (a) 54,072 1,373,429
ROBLOX Corp., Class A *(a)(b) 42,995 2,431,797
Roche Holding AG (2)(a) 18,307 7,306,156
Rocket Lab Corp. *(a)(b) 24,497 1,573,197
Rockwell Automation, Inc. (a)(b) 3,975 1,426,548
Roivant Sciences Ltd. *(a) 13,296 368,299
Roku, Inc., Class A *(a) 82,547 7,810,597
Rollins, Inc. (a)(b) 7,278 388,718
Royalty Pharma plc, Class A (a)(b) 109,510 5,253,195
RPM International, Inc. (a) 13,591 1,350,945
Rubrik, Inc., Class A *(a)(b) 33,410 1,636,088
Ryder System, Inc. (a) 32,783 6,711,008
Sabra Health Care REIT, Inc., REIT
(a)(b) 198,225 3,811,867
Sandisk Corp. *(a) 7,029 4,465,805
Sanofi SA (2)(a) 47,088 4,547,280
Schneider National, Inc., Class B
(a) 161,557 4,258,643
Science Applications International
Corp. (a) 28,167 2,673,612
SEI Investments Co. (a)(b) 85,379 6,699,690
Selective Insurance Group, Inc. (a) 23,276 1,754,778
Sensata Technologies Holding plc
(a)(b) 116,820 4,114,400
Service Corp. International (a)(b) 4 330
ServiceNow, Inc. *(a)(b) 124,385 13,004,452
Shell plc (2)(a) 124,085 5,747,002
Signify NV (2)(a)(c) 182,617 3,889,596
SiteOne Landscape Supply, Inc.
*(a) 1 133
Skyworks Solutions, Inc. (a)(b) 120,579 6,457,005
Smithfield Foods, Inc. (a) 8,314 232,543
Smurfit Westrock plc (a)(b) 15,679 624,808
Snap, Inc., Class A *(a)(b) 2 9
Snap-on, Inc. (a)(b) 10,844 3,938,758
Snowflake, Inc., Class A *(a)(b) 54,547 8,226,779
Solventum Corp. *(a)(b) 68,955 4,502,762
Sotera Health Co. *(a) 12,490 179,107
Southwest Gas Holdings, Inc. (a)(b) 1,537 133,565
Spire, Inc. (a)(b) 9,689 877,242
SS&C Technologies Holdings, Inc.
(a) 80,616 5,447,223
STAG Industrial, Inc., REIT (a) 98,092 3,537,198
StandardAero, Inc. *(a)(b) 10,242 264,551
Stanley Black & Decker, Inc. (a) 43,322 3,078,461
State Street Corp. 40,017 5,064,552
STERIS plc (a)(b) 14,044 3,105,550
Sterling Infrastructure, Inc. *(a)(b) 6,695 2,726,673
Stifel Financial Corp. (a) 55,796 4,124,440
Sun Communities, Inc., REIT (a) 2 252
Swiss Re AG (2)(a) 9,461 1,589,233
Synaptics, Inc. *(a)(b) 3 210
Synchrony Financial (a) 147,464 10,030,501
Sysco Corp. (a) 34,048 2,428,644
T. Rowe Price Group, Inc. (a)(b) 48,498 4,371,610

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 97.6% (continued)
Tapestry, Inc. (a) 47,596 6,716,272
Target Corp. (a) 23,494 2,847,473
Taylor Morrison Home Corp., Class
A *(a) 77,531 4,515,405
TD SYNNEX Corp. (a) 29,613 4,996,009
Tenaris SA (2)(a) 213,983 6,255,218
Tenet Healthcare Corp. *(a) 18,937 3,573,601
Teradata Corp. *(a)(b) 246,199 6,310,080
Teradyne, Inc. (a) 9,672 2,867,361
Terex Corp. (a)(b) 17,253 1,019,652
Tetra Tech, Inc. (a)(b) 78,566 2,366,408
Texas Roadhouse, Inc., Class A (a)
(b) 15,652 2,584,771
Textron, Inc. (a)(b) 110,565 9,681,071
Timken Co. (The) (a)(b) 33,788 3,398,059
Toro Co. (The) (a) 36,660 3,425,510
Tradeweb Markets, Inc., Class A (a) 18,197 2,141,059
Travel + Leisure Co. (a) 112,746 7,800,896
Travelers Cos., Inc. (The) (a) 21,616 6,304,955
Trimble, Inc. *(a)(b) 18,483 1,205,646
Tyson Foods, Inc., Class A (a) 56,898 3,645,455
Uber Technologies, Inc. *(a)(b) 25,931 1,865,217
Ubiquiti, Inc. (a)(b) 7,304 5,772,278
UFP Industries, Inc. (a)(b) 15,026 1,384,195
UGI Corp. (a)(b) 37,948 1,382,066
UiPath, Inc., Class A *(a)(b) 468,867 5,204,424
UL Solutions, Inc., Class A (a)(b) 1 86
Ulta Beauty, Inc. *(a) 3,727 1,948,140
UMB Financial Corp. (a)(b) 14,617 1,648,651
United Bankshares, Inc. (a) 110,503 4,577,034
United Therapeutics Corp. *(a) 18,355 10,884,148
Universal Health Services, Inc.,
Class B (a) 11,898 2,129,385
Unum Group (a) 42,309 3,089,826
US Bancorp (a) 80,698 4,197,103
US Foods Holding Corp. *(a)(b) 50,520 4,658,449
Valero Energy Corp. (a) 26,029 6,431,245
Valley National Bancorp (a)(b) 471,434 5,789,210
Valmont Industries, Inc. (a) 4,432 1,770,894
Veeva Systems, Inc., Class A *(a) 32,189 5,654,320
Ventas, Inc., REIT (a) 26,593 2,174,776
Veralto Corp. (a) 26,424 2,336,410
VeriSign, Inc. (a) 77,642 19,283,166
Verisk Analytics, Inc., Class A (a) 5,758 1,092,581
Verizon Communications, Inc. (a) 183,620 9,217,724
Versant Media Group, Inc. *(a) 99,092 3,668,386
Vertiv Holdings Co., Class A (a) 38,444 9,633,298
Viatris, Inc. (a) 360,011 4,863,749
VICI Properties, Inc., Class A, REIT
(a) 230,766 6,304,527
Viking Holdings Ltd. *(a) 21,143 1,553,588
Visteon Corp. (a)(b) 19,463 1,773,274
Voya Financial, Inc. (a)(b) 74,230 5,071,394
W R Berkley Corp. (a)(b) 19,237 1,275,028
Walt Disney Co. (The) (a) 11,477 1,106,153
Watts Water Technologies, Inc.,
Class A (a) 11,714 3,400,457
Wayfair, Inc., Class A *(a) 110,189 8,287,315
WESCO International, Inc. (a)(b) 9,371 2,564,093
Western Digital Corp. (a)(b) 48,308 13,066,831
INVESTMENTS SHARES VALUE ($)
United States - 97.6% (continued)
Western Union Co. (The) (a)(b) 409,579 3,575,625
Westinghouse Air Brake
Technologies Corp. (a) 7,533 1,882,572
WEX, Inc. *(a) 6,795 1,039,907
Willis Towers Watson plc (a) 21,262 6,180,863
Wintrust Financial Corp. (a)(b) 9,838 1,366,892
Woodward, Inc. (a) 23,802 8,519,212
Wynn Resorts Ltd. (a)(b) 3,344 339,583
YETI Holdings, Inc. *(a)(b) 100,559 3,679,454
Yum! Brands, Inc. (a)(b) 22,401 3,482,907
Zebra Technologies Corp., Class A
*(a)(b) 15,870 3,318,100
Zimmer Biomet Holdings, Inc. (a) 39,725 3,591,935
Zions Bancorp NA (a) 81,057 4,670,504
Zoom Communications, Inc., Class
A *(a) 196,199 15,772,437
Zscaler, Inc. *(a)(b) 47,928 6,723,819
2,216,126,438
TOTAL COMMON STOCKS
(Cost $2,997,137,509) 3,725,686,060
NO. OF
RIGHTS
RIGHTS - 0.0% †
Italy - 0 .0% †
Telecom Italia SpA, expiring
4/1/2026 (2)*
(Cost $–) 2,579,778 27
SHARES
SHORT-TERM INVESTMENTS - 47.0%
INVESTMENT COMPANIES - 26 .8%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.52% (d)(e) 37,567,518 37,567,518
Limited Purpose Cash Investment
Fund, 3.65% (d)(f) 571,854,021 571,854,021
TOTAL INVESTMENT COMPANIES
(Cost $609,358,200) 609,421,539
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 20 .2%
U.S. Treasury Bills
3.77%, 5/7/2026 (2)(g) $ 4,659,000 4,642,030
3.76%, 5/14/2026 (2)(g) 2,274,000 2,264,112
3.78%, 5/21/2026 (2)(g) 13,835,000 13,765,287
3.74%, 5/28/2026 (2)(g)(h) 16,091,000 15,998,331
3.65%, 6/11/2026 (2)(g) 1,694,000 1,681,982
3.56%, 7/2/2026 (2)(g) 20,876,000 20,683,767
3.54%, 7/9/2026 (2)(g)(h) 23,037,000 22,808,585
3.58%, 7/23/2026 (2)(g)(h) 10,000,000 9,887,262
3.59%, 7/30/2026 (2)(g)(h) 25,738,000 25,428,396
3.59%, 8/6/2026 (2)(g)(h) 30,602,000 30,214,461
3.56%, 8/13/2026 (2)(g)(h) 84,578,000 83,442,900
3.56%, 8/20/2026 (2)(g)(h) 64,000,000 63,097,354
3.59%, 8/27/2026 (2)(g) 10,272,000 10,120,186
3.60%, 9/10/2026 (2)(g)(h) 76,547,000 75,311,038
3.64%, 9/17/2026 (2)(g)(h) 19,260,000 18,935,112
3.70%, 9/24/2026 (2)(g) 30,462,000 29,929,681

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 20.2% (continued)
3.67%, 10/1/2026 (2)(g) $ 31,766,000 31,186,297
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $459,498,504) 459,396,781
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,068,856,704) 1,068,818,320
NO. OF
CONTRACTS
PURCHASED OPTIONS - 0.3%
Put Option s - 0 .3%
Over-the-Counter
Equity Index Options - 0 .3%
S&P 500 Index
JPMC
Exercise Price: USD 6,500
Notional Amount:
USD 199,772,712
Expiration Date: 6/18/2026 (2) 306 6,811,389
NOTIONAL
AMOUNT
Interest Rate Swaptions - 0 .0% †
2-Year Interest Rate Swap,
Pays SOFR Quarterly,
Receives 3.23% Quarterly
JPMC
Exercise Rate: 3.23%
Expiration Date: 6/17/2026 (2) $ 350,191,154 651,751
TOTAL PURCHASED OPTIONS
(Cost $6,979,542) 7,463,140
TOTAL LONG POSITIONS
(Cost $4,072,973,755) 4,801,967,547
SHARES
SHORT POSITIONS - (149.1)%
COMMON STOCKS - (148.5)%
Australia - ( 5 .3 ) %
ALS Ltd. (2) (29) (426)
APA Group (2) (972,153) (6,696,879)
CAR Group Ltd. (2) (85,226) (1,360,494)
Cochlear Ltd. (2) (32,149) (3,782,995)
Commonwealth Bank of Australia
(2) (144,863) (16,964,444)
Computershare Ltd. (2) (147,325) (2,905,612)
CSL Ltd. (2) (81,145) (7,969,978)
Dexus, REIT (2) (382,018) (1,574,951)
Endeavour Group Ltd. (2) (1,006,720) (2,278,832)
Goodman Group, REIT (2) (520,212) (9,339,627)
IDP Education Ltd. (2) (412,441) (1,180,865)
Insurance Australia Group Ltd. (462,708) (2,343,261)
Lynas Rare Earths Ltd. (2) (577,690) (7,843,567)
Macquarie Group Ltd. (2) (82,613) (11,735,740)
Mineral Resources Ltd. (2) (67,316) (2,585,800)
Mirvac Group, REIT (2) (4) (5)
NEXTDC Ltd. (2) (746,795) (5,970,609)
Northern Star Resources Ltd. (2) (26,237) (381,402)
Origin Energy Ltd. (2) (183,926) (1,582,712)
Qantas Airways Ltd. (2) (149,739) (879,605)
Ramsay Health Care Ltd. (2) (179,712) (4,887,963)
INVESTMENTS SHARES VALUE ($)
Australia - (5.3)% (continued)
Rio Tinto plc (2) (38,878) (3,606,857)
SEEK Ltd. (2) (45,879) (450,836)
Sonic Healthcare Ltd. (2) (289,544) (4,114,069)
Stockland, REIT (2) (16) (48)
Telix Pharmaceuticals Ltd. (2) (505,746) (4,842,013)
Transurban Group (2) (41,374) (403,597)
Treasury Wine Estates Ltd. (2) (1,044,204) (2,694,840)
Washington H Soul Pattinson & Co.
Ltd. (2) (14,086) (395,858)
Whitehaven Coal Ltd. (2) (682,604) (4,404,461)
WiseTech Global Ltd. (2) (141,461) (3,816,698)
Woodside Energy Group Ltd. (2) (54,852) (1,302,051)
Woolworths Group Ltd. (2) (95,809) (2,419,392)
(120,716,487)
Belgium - ( 0 .3 ) %
D'ieteren Group (2) (6,550) (1,212,752)
Elia Group SA/NV (2) (16,929) (2,600,280)
Financiere de Tubize SA (2) (1,284) (318,517)
Lotus Bakeries NV (2) (166) (1,874,267)
(6,005,816)
Brazil - ( 0 .2 ) %
MercadoLibre, Inc. (1,235) (2,135,340)
NU Holdings Ltd., Class A (165,589) (2,379,514)
StoneCo Ltd., Class A (4,675) (66,011)
XP, Inc., Class A (5,373) (102,302)
(4,683,167)
Canada - ( 4 .5 ) %
Alimentation Couche-Tard, Inc. (44,085) (2,498,816)
AtkinsRealis Group, Inc. (5) (322)
BCE, Inc. (74,661) (1,883,834)
Brookfield Asset Management Ltd.,
Class A (205,166) (9,121,930)
Brookfield Corp., Class A (426,175) (17,269,417)
Brookfield Infrastructure Corp.,
Class A (28,793) (1,137,770)
Brookfield Renewable Corp. (18,320) (730,113)
Canadian National Railway Co. (27,000) (2,778,995)
Canadian Pacific Kansas City Ltd. (79,992) (6,294,820)
Capstone Copper Corp. (29,628) (223,419)
CGI, Inc. (28,186) (2,060,611)
Colliers International Group, Inc. (6,136) (656,033)
Constellation Software, Inc. (4,549) (7,985,488)
Descartes Systems Group, Inc.
(The) (18,326) (1,312,632)
Element Fleet Management Corp. (114,789) (2,489,529)
Enbridge, Inc. (66,358) (3,597,194)
FirstService Corp. (6,361) (884,897)
Gildan Activewear, Inc. (5,176) (288,250)
Hydro One Ltd. (c) (31,619) (1,305,809)
Keyera Corp. (108,782) (4,207,864)
Metro, Inc., Class A (13,569) (928,400)
National Bank of Canada (15,697) (2,031,211)
Pembina Pipeline Corp. (8,634) (386,485)
PrairieSky Royalty Ltd. (16,605) (384,358)
RB Global, Inc. (21,041) (2,017,885)
Restaurant Brands International,
Inc. (35,239) (2,607,651)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Canada - (4.5)% (continued)
Rogers Communications, Inc.,
Class B (132,244) (5,085,942)
Shopify, Inc., Class A (92,254) (10,946,334)
Stantec, Inc. (4) (346)
Thomson Reuters Corp. (49,750) (4,490,410)
TMX Group Ltd. (32,759) (1,161,672)
Tourmaline Oil Corp. (122,087) (5,843,255)
WSP Global, Inc. (2,319) (360,911)
(102,972,603)
Chile - ( 0 .2 ) %
Antofagasta plc (2) (97,540) (4,374,130)
Congo, Democratic Republic of the - ( 0 .2 ) %
Ivanhoe Mines Ltd., Class A (456,102) (3,898,392)
Denmark - ( 1 .3 ) %
Carlsberg A/S, Class B (19,287) (2,396,108)
Coloplast A/S, Class B (2) (24,087) (1,640,781)
Demant A/S (2) (24,137) (731,436)
DSV A/S (2) (48,434) (11,697,211)
GN Store Nord A/S (2) (89,376) (1,429,617)
Novo Nordisk A/S, Class B (2) (265,625) (9,720,413)
Novonesis Novozymes, Class B (2) (36,679) (2,179,143)
Orsted A/S (2)(c) (14,853) (368,340)
Tryg A/S (5,987) (142,702)
(30,305,751)
Finland - ( 0 .8 ) %
Kesko OYJ, Class B (2) (13,159) (292,240)
Konecranes OYJ (2) (6) (197)
Metso OYJ (2) (115,641) (2,004,093)
Neste OYJ (2) (200,873) (6,527,880)
Sampo OYJ, Class A (1) (11)
Stora Enso OYJ, Class R (2) (316,771) (3,719,811)
UPM-Kymmene OYJ (2) (214,286) (6,707,101)
(19,251,333)
France - ( 4 .3 ) %
Accor SA (2) (58,208) (2,791,841)
Aeroports de Paris SA (2) (16,712) (2,041,657)
Air France-KLM (2) (74,973) (759,877)
Air Liquide SA (2) (25,344) (5,238,567)
Airbus SE (2) (10,780) (2,038,207)
Alstom SA (2) (173,158) (4,952,012)
BioMerieux (2) (3,502) (374,132)
Bollore SE (2) (97,433) (557,124)
Bureau Veritas SA (2) (10,478) (313,621)
Capgemini SE (2) (11,599) (1,368,664)
Cie de Saint-Gobain SA (2) (13,306) (1,101,663)
Cie Generale des Etablissements
Michelin SCA (2) (235,074) (8,053,377)
Danone SA (2) (4,552) (363,737)
Dassault Systemes SE (2) (185,531) (3,755,936)
Edenred SE (2) (57,058) (1,136,534)
EssilorLuxottica SA (2) (45,682) (10,645,054)
FDJ UNITED (2) (21,333) (627,807)
Getlink SE (2) (107,017) (2,309,304)
Hermes International SCA (2) (2,697) (5,109,066)
Kering SA (2) (11,549) (3,507,010)
Legrand SA (2) (16,915) (2,627,823)
INVESTMENTS SHARES VALUE ($)
France - (4.3)% (continued)
L'Oreal SA (2) (12,866) (5,253,065)
LVMH Moet Hennessy Louis Vuitton
SE (2) (9,331) (5,100,788)
Pernod Ricard SA (2) (141,853) (10,548,455)
Publicis Groupe SA (2) (26,133) (2,163,016)
Remy Cointreau SA (2) (40,478) (1,750,379)
Renault SA (2) (137,620) (4,718,151)
Sartorius Stedim Biotech (2) (23,903) (4,655,401)
SCOR SE (2) (28,621) (1,022,925)
SEB SA (2) (6,924) (357,743)
SOITEC (2) (4,435) (272,033)
Veolia Environnement SA (2) (52,629) (2,004,429)
(97,519,398)
Germany - ( 4 .3 ) %
adidas AG (2) (22,694) (3,673,177)
Auto1 Group SE (2)(i) (38,818) (691,118)
BASF SE (2) (190,973) (11,762,105)
Bayerische Motoren Werke AG (2) (20,837) (1,927,563)
Beiersdorf AG (2) (3,696) (332,224)
Carl Zeiss Meditec AG (2) (39,857) (1,145,605)
CTS Eventim AG & Co. KGaA (2) (1,021) (59,801)
Daimler Truck Holding AG (2) (16,221) (798,816)
Deutsche Telekom AG (Registered)
(2) (129,707) (4,841,089)
E.ON SE (2) (69,017) (1,511,574)
Hensoldt AG (2) (35,641) (3,163,152)
Infineon Technologies AG (2) (192,146) (8,716,922)
K+S AG (Registered) (2) (92,559) (1,759,904)
LANXESS AG (2) (64,219) (1,419,821)
LEG Immobilien SE (2) (8,952) (584,760)
Mercedes-Benz Group AG (2) (42,197) (2,593,550)
Merck KGaA (2) (38,547) (4,897,542)
MTU Aero Engines AG (2) (11,910) (4,344,993)
Nemetschek SE (2) (31,376) (2,348,807)
Puma SE (2) (20,077) (520,675)
RENK Group AG (2) (47,349) (2,830,130)
Rheinmetall AG (2) (3,237) (5,460,127)
SAP SE (2) (53,712) (9,156,964)
Scout24 SE (2)(c) (13,691) (1,056,375)
Siemens AG (Registered) (2) (29,876) (7,278,812)
Siemens Healthineers AG (2)(c) (150,874) (6,437,199)
Symrise AG, Class A (2) (40,357) (3,446,156)
TeamViewer SE (2)(c) (80,979) (419,778)
Vonovia SE (2) (97,020) (2,426,706)
Wacker Chemie AG (2) (17,593) (1,741,647)
(97,347,092)
Italy - ( 2 .2 ) %
Amplifon SpA (2) (112,972) (1,246,397)
Banca Monte dei Paschi di Siena
SpA (2) (442,167) (3,858,141)
Brunello Cucinelli SpA (2) (60,347) (5,273,976)
Davide Campari-Milano NV (2) (536,994) (3,836,645)
DiaSorin SpA (2) (36,120) (2,530,671)
ERG SpA (2) (73,620) (1,879,620)
Ferrari NV (2) (42,424) (14,394,631)
Fincantieri SpA (2) (5) (77)
FinecoBank Banca Fineco SpA (2) (60,978) (1,356,683)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Italy - (2.2)% (continued)
Infrastrutture Wireless Italiane SpA
(2)(c) (355,486) (2,836,885)
Interpump Group SpA (2) (29,458) (1,124,730)
Moncler SpA (2) (35,172) (2,117,655)
Prysmian SpA (2) (5,384) (635,802)
Recordati Industria Chimica e
Farmaceutica SpA (2) (20,412) (1,168,762)
Reply SpA (2) (3,187) (299,926)
Snam SpA (2) (378,176) (2,864,848)
Terna - Rete Elettrica Nazionale (2) (334,734) (3,828,491)
(49,253,940)
Japan - ( 16 .0 ) %
Advance Residence Investment
Corp., REIT (2) (580) (592,700)
Ajinomoto Co., Inc. (2) (94,500) (2,671,632)
ANA Holdings, Inc. (2) (121,700) (2,179,557)
Asics Corp. (2) (52,900) (1,422,223)
Bridgestone Corp. (2) (191,100) (3,982,193)
Capcom Co. Ltd. (2) (77,900) (1,646,177)
Chiba Bank Ltd. (The) (2) (414,100) (5,360,343)
CyberAgent, Inc. (2) (78,500) (671,580)
Daiichi Sankyo Co. Ltd. (2) (64,600) (1,155,737)
Daikin Industries Ltd. (2) (34,600) (4,150,165)
Daiwa House Industry Co. Ltd. (2) (24,900) (781,187)
Daiwa Securities Group, Inc. (2) (311,900) (2,955,374)
Denso Corp. (2) (377,400) (4,731,873)
Dentsu Group, Inc. (2) (22,200) (381,556)
Disco Corp. (2) (12,900) (5,257,825)
East Japan Railway Co. (2) (63,300) (1,447,763)
Ebara Corp. (2) (84,500) (2,392,037)
Eisai Co. Ltd. (2) (144,200) (4,514,444)
Fast Retailing Co. Ltd. (2) (10,400) (4,109,107)
Fuji Electric Co. Ltd. (2) (52,200) (3,656,718)
FUJIFILM Holdings Corp. (2) (141,500) (2,696,374)
Fujitsu Ltd. (2) (22,500) (460,140)
GMO Payment Gateway, Inc. (2) (3,100) (162,018)
Hankyu Hanshin Holdings, Inc. (2) (59,400) (1,717,554)
Honda Motor Co. Ltd. (2) (77,000) (623,205)
Hoshizaki Corp. (2) (55,900) (1,799,542)
Hulic Co. Ltd. (2) (192,500) (2,243,889)
Ibiden Co. Ltd. (2) (29,700) (1,486,203)
IHI Corp. (2) (122,900) (2,535,797)
Isetan Mitsukoshi Holdings Ltd. (2) (47,400) (873,366)
Isuzu Motors Ltd. (2) (42,500) (612,033)
ITOCHU Corp. (2) (313,600) (3,989,146)
Japan Metropolitan Fund
Investment Corp., REIT (2) (2,698) (1,899,926)
Japan Tobacco, Inc. (2) (94,900) (3,640,731)
Kajima Corp. (2) (41,500) (1,583,170)
Kawasaki Heavy Industries Ltd. (2) (138,000) (2,595,386)
KDDI Corp. (2) (415,800) (7,079,715)
KDX Realty Investment Corp., REIT
(2) (1,070) (1,088,981)
Keisei Electric Railway Co. Ltd. (2) (341,100) (2,552,097)
Kikkoman Corp. (2) (206,900) (1,878,396)
Kobe Bussan Co. Ltd. (2) (72,900) (1,577,482)
Kokusai Electric Corp. (2) (90,000) (3,043,323)
Kubota Corp. (2) (231,000) (3,701,819)
Kyoto Financial Group, Inc. (2) (165,496) (4,360,578)
INVESTMENTS SHARES VALUE ($)
Japan - (16.0)% (continued)
Lasertec Corp. (2) (7,000) (1,558,015)
M3, Inc. (2) (158,400) (1,625,876)
Marubeni Corp. (2) (69,200) (2,531,470)
MatsukiyoCocokara & Co. (23,300) (370,850)
McDonald's Holdings Co. Japan
Ltd. (2) (2,500) (130,664)
Mebuki Financial Group, Inc. (2) (12,200) (95,146)
Mitsubishi Corp. (2) (480,400) (16,480,586)
Mitsubishi Estate Co. Ltd. (2) (203,700) (5,653,991)
Mitsubishi Heavy Industries Ltd. (2) (159,600) (4,385,275)
Mitsubishi UFJ Financial Group,
Inc. (2) (678,000) (11,481,207)
Mitsui OSK Lines Ltd. (2) (151,500) (6,296,462)
Mizuho Financial Group, Inc. (2) (182,600) (7,392,335)
MonotaRO Co. Ltd. (2) (120,500) (1,306,162)
Nintendo Co. Ltd. (2) (150,700) (8,602,806)
Nippon Building Fund, Inc., REIT (2) (1,733) (1,455,163)
Nippon Paint Holdings Co. Ltd. (2) (566,100) (3,549,755)
Nippon Prologis REIT, Inc., REIT (2) (3,677) (1,983,627)
Nippon Sanso Holdings Corp. (2) (18,400) (652,435)
Nissan Chemical Corp. (2) (72,700) (2,827,031)
Nissan Motor Co. Ltd. (2) (2,259,400) (4,896,954)
Nissin Foods Holdings Co. Ltd. (2) (75,900) (1,440,560)
Niterra Co. Ltd. (2) (97,400) (4,592,563)
Nitori Holdings Co. Ltd. (2) (327,300) (5,199,983)
Nomura Real Estate Holdings, Inc.
(2) (32,600) (211,371)
Nomura Research Institute Ltd. (2) (188,600) (5,161,538)
NTT, Inc. (2) (8,655,200) (8,659,237)
Olympus Corp. (2) (245,800) (2,341,818)
Omron Corp. (2) (182,500) (5,250,360)
Oracle Corp. Japan (600) (32,540)
Oriental Land Co. Ltd. (2) (458,800) (7,808,682)
Rakuten Bank Ltd. (2) (144,800) (5,293,844)
Rakuten Group, Inc. (2) (391,000) (1,827,749)
Resona Holdings, Inc. (2) (721,900) (8,235,253)
Sanrio Co. Ltd. (2) (115,500) (718,093)
Secom Co. Ltd. (2) (11,800) (449,472)
Sekisui House Ltd. (2) (266,900) (5,980,448)
Seven & i Holdings Co. Ltd. (2) (305,600) (4,110,213)
SG Holdings Co. Ltd. (244,600) (2,278,700)
Shimadzu Corp. (2) (20,300) (482,386)
Shimano, Inc. (2) (17,400) (1,816,610)
Shiseido Co. Ltd. (2) (251,400) (5,136,162)
Shizuoka Financial Group, Inc. (2) (98,300) (1,632,228)
SMC Corp. (2) (12,400) (4,876,899)
SoftBank Corp. (2) (4,917,700) (6,580,489)
SoftBank Group Corp. (2) (419,100) (10,204,980)
Sojitz Corp. (2) (12,100) (479,123)
Sony Financial Group, Inc. (2) (409,700) (375,307)
Sony Group Corp. (2) (302,300) (6,300,759)
Sumitomo Electric Industries Ltd.
(2) (62,800) (3,568,302)
Sumitomo Forestry Co. Ltd. (2) (212,400) (1,932,555)
Sumitomo Mitsui Financial Group,
Inc. (2) (325,700) (10,709,121)
Sumitomo Realty & Development
Co. Ltd. (2) (259,900) (7,374,874)
T&D Holdings, Inc. (2) (18,300) (468,746)
Taisei Corp. (2) (21,200) (2,196,357)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (16.0)% (continued)
Tokio Marine Holdings, Inc. (2) (105,500) (4,952,273)
Tokyu Corp. (2) (318,100) (3,754,873)
Toyota Industries Corp. (2) (28,584) (3,696,481)
Toyota Motor Corp. (2) (550,500) (11,443,435)
Trend Micro, Inc. (2) (25,200) (840,082)
Unicharm Corp. (474,200) (2,780,272)
USS Co. Ltd. (2) (90,000) (946,693)
West Japan Railway Co. (84,200) (1,659,542)
Yakult Honsha Co. Ltd. (2) (35,600) (595,706)
Yamaha Motor Co. Ltd. (2) (453,100) (3,273,374)
Yamato Holdings Co. Ltd. (2) (34,700) (386,962)
Yaskawa Electric Corp. (2) (177,500) (4,688,079)
(364,281,966)
Luxembourg - ( 0 .1 ) %
CVC Capital Partners plc (2)(c) (87,928) (1,147,926)
Mexico - ( 0 .0 ) % †
Cemex SAB de CV, ADR (64,582) (738,817)
Coca-Cola Femsa SAB de CV, ADR (752) (73,358)
Fomento Economico Mexicano SAB
de CV, ADR (2,013) (223,564)
(1,035,739)
Netherlands - ( 1 .1 ) %
Adyen NV (2)(c) (7,117) (7,123,052)
BE Semiconductor Industries NV
(2) (3,848) (824,218)
EXOR NV (2) (6,336) (485,007)
Heineken NV (2) (72,364) (5,566,117)
IMCD NV (2) (23,403) (2,449,029)
Koninklijke Philips NV (2) (23,260) (636,213)
NXP Semiconductors NV (6,926) (1,363,452)
SBM Offshore NV (2) (104,910) (4,183,581)
Wolters Kluwer NV (2) (25,745) (1,922,849)
(24,553,518)
Norway - ( 0 .3 ) %
DNB Bank ASA (2) (25,470) (796,922)
Mowi ASA (2) (15,584) (354,439)
Orkla ASA (2) (47,276) (594,951)
Salmar ASA (25,590) (1,493,184)
Storebrand ASA (2) (10,066) (181,689)
Telenor ASA (14) (246)
TOMRA Systems ASA (2) (207,854) (2,505,925)
(5,927,356)
Poland - ( 0 .0 ) % †
InPost SA (2) (47,006) (832,193)
Portugal - ( 0 .0 ) % †
EDP SA (2) (6) (32)
Jeronimo Martins SGPS SA (2) (11,209) (268,022)
(268,054)
Singapore - ( 1 .5 ) %
CapitaLand Investment Ltd. (2) (1,665,500) (3,545,183)
DBS Group Holdings Ltd. (2) (31,300) (1,392,854)
Grab Holdings Ltd., Class A (2,786,627) (10,199,055)
Keppel Ltd. (2) (349,800) (3,222,437)
Sea Ltd., ADR (51,905) (4,298,253)
INVESTMENTS SHARES VALUE ($)
Singapore - (1.5)% (continued)
Sembcorp Industries Ltd. (2) (556,900) (2,892,072)
Singapore Technologies
Engineering Ltd. (2) (160,400) (1,361,352)
Singapore Telecommunications Ltd. (156,600) (601,699)
STMicroelectronics NV (2) (219,915) (7,483,402)
(34,996,307)
South Africa - ( 0 .2 ) %
Anglo American plc (2) (73,048) (3,136,359)
Old Mutual Ltd. (470,474) (386,086)
(3,522,445)
South Korea - ( 0 .0 ) % †
Delivery Hero SE (2)(c) (4,506) (83,727)
Spain - ( 1 .3 ) %
Amadeus IT Group SA (2) (31,186) (1,783,239)
Cellnex Telecom SA (2)(c) (373,179) (11,999,472)
Fluidra SA (2) (104,182) (2,416,620)
Grifols SA (2) (206,983) (2,165,461)
Indra Sistemas SA (2) (80,422) (4,494,820)
Redeia Corp. SA (2) (169,269) (2,869,168)
Telefonica SA (2) (630,270) (2,757,767)
(28,486,547)
Sweden - ( 2 .3 ) %
AAK AB (2) (55,795) (1,436,872)
AddTech AB, Class B (2) (32,549) (1,116,917)
Alfa Laval AB (2) (39,226) (2,145,661)
Assa Abloy AB, Class B (2) (130,540) (4,718,746)
Atlas Copco AB, Class A (2) (188,185) (3,320,868)
Autoliv, Inc. (7,047) (741,063)
Axfood AB (43,680) (1,484,354)
Beijer Ref AB, Class B (2) (103,169) (1,430,245)
Castellum AB (2) (79,469) (919,209)
Epiroc AB, Class A (2) (17,793) (438,008)
EQT AB (2) (244,435) (7,584,255)
Fastighets AB Balder, Class B (2) (77,657) (454,807)
Hexagon AB, Class B (2) (334,582) (3,256,191)
Holmen AB, Class B (2) (48,199) (1,728,413)
Lifco AB, Class B (2) (77,622) (2,348,252)
Nibe Industrier AB, Class B (2) (1,363,977) (5,699,292)
Nordnet AB publ (2) (4,341) (141,361)
Sagax AB, Class B (2) (116,670) (2,152,856)
Svenska Cellulosa AB SCA, Class
B (2) (335,882) (3,894,339)
Svenska Handelsbanken AB, Class
A (2) (325,469) (4,290,894)
Volvo AB, Class B (2) (81,550) (2,681,308)
(51,983,911)
Switzerland - ( 3 .7 ) %
Accelleron Industries AG (2) (2,253) (203,640)
Bachem Holding AG, Class B (2) (37,815) (3,120,336)
Banque Cantonale Vaudoise
(Registered) (2) (21,176) (3,444,176)
Barry Callebaut AG (Registered) (2) (3,291) (5,787,538)
Belimo Holding AG (Registered) (2) (2,175) (1,766,424)
Chocoladefabriken Lindt &
Spruengli AG (2) (74) (1,039,107)
Clariant AG (Registered) (2) (112,457) (1,103,313)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - (3.7)% (continued)
DSM-Firmenich AG (2) (43,572) (3,116,447)
EMS-Chemie Holding AG
(Registered) (2) (1,268) (997,015)
Galderma Group AG (2) (4,673) (918,403)
Julius Baer Group Ltd. (2) (53,689) (3,949,041)
Kuehne + Nagel International AG
(Registered) (2) (16,955) (3,882,784)
Lonza Group AG (Registered) (2) (4,672) (2,997,175)
Partners Group Holding AG (2) (11,335) (12,217,326)
SIG Group AG (2) (340,272) (5,100,794)
Sika AG (Registered) (2) (23,310) (3,858,231)
Sonova Holding AG (Registered) (2) (1) (228)
Straumann Holding AG (Registered)
(2) (61,271) (6,410,364)
Sulzer AG (Registered) (2) (1,056) (221,386)
Swatch Group AG (The) (2) (18,753) (4,139,941)
Swiss Life Holding AG (Registered)
(2) (7,311) (7,963,239)
Swissquote Group Holding SA
(Registered) (2) (4) (1,987)
UBS Group AG (Registered) (2) (104,891) (4,090,056)
VAT Group AG (2)(c) (11,631) (7,255,903)
Ypsomed Holding AG (Registered)
(2) (1,517) (531,809)
(84,116,663)
Thailand - ( 0 .4 ) %
Fabrinet (15,662) (8,168,046)
United Kingdom - ( 4 .6 ) %
Admiral Group plc (2) (56,023) (2,343,205)
Associated British Foods plc (2) (86,830) (2,173,559)
BAE Systems plc (2) (215,187) (6,308,961)
Bellway plc (2) (33,889) (833,397)
Berkeley Group Holdings plc (2) (16,988) (778,202)
Bunzl plc (2) (56,979) (1,715,378)
Burberry Group plc (2) (85,922) (1,257,220)
Convatec Group plc (2)(c) (90,134) (259,986)
Croda International plc (2) (130,877) (4,914,786)
Diageo plc (2) (669,702) (12,454,592)
Diploma plc (2) (39,568) (3,159,188)
Entain plc (2) (31,310) (235,213)
Halma plc (2) (998) (50,929)
Hiscox Ltd. (2) (66,485) (1,342,004)
ICG plc (2) (62,782) (1,287,613)
IMI plc (2) (10) (340)
Informa plc (2) (741,017) (7,442,565)
ITV plc (2) (136,800) (138,354)
Land Securities Group plc, REIT (2) (122,223) (901,547)
Legal & General Group plc (2) (3,353,029) (11,019,175)
LondonMetric Property plc, REIT (2) (26) (63)
M&G plc (2) (1,041,885) (3,784,579)
Man Group plc (2) (19,006) (63,984)
Melrose Industries plc (2) (344,491) (2,334,340)
Ocado Group plc (2) (675,984) (1,623,672)
Pennon Group plc (261,812) (1,834,899)
Persimmon plc (2) (198,950) (2,840,092)
Reckitt Benckiser Group plc (2) (27,433) (1,844,604)
RELX plc (2) (127,435) (4,175,073)
Rentokil Initial plc (2) (879,905) (5,460,627)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (4.6)% (continued)
RS GROUP plc (2) (148,677) (1,113,285)
Severn Trent plc (2) (44,799) (1,837,370)
Smith & Nephew plc (2) (1) (16)
Spirax Group plc (2) (22,235) (1,994,788)
SSE plc (2) (197,869) (6,840,055)
Tate & Lyle plc (228,306) (1,093,913)
Taylor Wimpey plc (2) (797,286) (946,953)
Unilever plc (2) (84,103) (4,617,203)
Weir Group plc (The) (2) (4,735) (177,575)
Whitbread plc (2) (29,649) (911,567)
Wise plc, Class A (2) (95,745) (1,152,979)
WPP plc (2) (358,000) (1,119,635)
(104,383,486)
United States - ( 93 .4 ) %
AAON, Inc. (190,550) (15,768,013)
Abbott Laboratories (27,790) (2,853,199)
AbbVie, Inc. (18,639) (4,053,796)
Acadia Healthcare Co., Inc. (382,282) (8,941,576)
Advanced Drainage Systems, Inc. (4,153) (569,501)
Advanced Micro Devices, Inc. (19,278) (3,921,724)
AeroVironment, Inc. (42,880) (7,849,184)
AES Corp. (The) (190,883) (2,689,541)
Affirm Holdings, Inc., Class A (74,180) (3,398,928)
Aflac, Inc. (12,657) (1,388,599)
Agilent Technologies, Inc. (19,826) (2,259,767)
Agree Realty Corp., REIT (24,024) (1,810,929)
Air Products and Chemicals, Inc. (72,075) (20,937,066)
Akamai Technologies, Inc. (49,454) (5,679,792)
Alaska Air Group, Inc. (187,959) (6,913,132)
Alcon AG (2) (22,343) (1,688,912)
Alexandria Real Estate Equities,
Inc., REIT (64,682) (3,002,538)
Alliant Energy Corp. (37,060) (2,659,426)
Alphabet, Inc., Class A (83,451) (23,997,169)
Amazon.com, Inc. (129,934) (27,061,353)
Amcor plc (374,820) (14,899,095)
Amentum Holdings, Inc. (13,692) (357,087)
American Financial Group, Inc. (10,353) (1,322,182)
American Homes 4 Rent, Class A,
REIT (24,201) (675,692)
American Tower Corp., REIT (46,153) (7,965,085)
Americold Realty Trust, Inc., REIT (272,566) (3,123,606)
Aon plc, Class A (22,541) (7,275,784)
Apellis Pharmaceuticals, Inc. (98,324) (3,955,575)
Apollo Global Management, Inc. (61,841) (6,890,324)
Apple, Inc. (55,372) (14,052,860)
AptarGroup, Inc. (17,728) (2,234,083)
Aptiv plc (5,366) (372,615)
Arthur J Gallagher & Co. (63,639) (13,782,935)
Ashland, Inc. (27,717) (1,541,342)
AST SpaceMobile, Inc. (86,113) (7,136,184)
Aurora Innovation, Inc. (898,947) (3,703,662)
Automatic Data Processing, Inc. (7,219) (1,466,756)
AutoZone, Inc. (3,227) (10,900,096)
AvalonBay Communities, Inc., REIT (27,962) (4,567,593)
Avantor, Inc. (76,148) (597,000)
Avery Dennison Corp. (13,890) (2,398,525)
Avis Budget Group, Inc. (21,078) (3,074,226)
Axon Enterprise, Inc. (20,609) (8,752,436)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (93.4)% (continued)
Baker Hughes Co., Class A (26,385) (1,610,804)
Ball Corp. (74,862) (4,425,093)
Bank of America Corp. (83,580) (4,074,525)
Bath & Body Works, Inc. (21,762) (406,297)
Baxter International, Inc. (187,031) (3,142,121)
Becton Dickinson & Co. (16,636) (2,615,678)
BellRing Brands, Inc. (52,532) (845,240)
Bentley Systems, Inc., Class B (37,403) (1,313,593)
BILL Holdings, Inc. (78,242) (2,996,669)
Bio-Techne Corp. (63,263) (3,306,124)
BJ's Wholesale Club Holdings, Inc. (19,549) (1,924,013)
Blackrock, Inc. (7,653) (7,359,967)
Blackstone, Inc. (85,040) (9,778,750)
Block, Inc., Class A (56,216) (3,383,079)
Blue Owl Capital, Inc., Class A (96,025) (876,708)
Boeing Co. (The) (10,985) (2,186,345)
Booz Allen Hamilton Holding Corp.,
Class A (7,696) (600,519)
Boston Scientific Corp. (48,772) (3,060,443)
Bright Horizons Family Solutions,
Inc. (11,000) (903,430)
Broadcom, Inc. (13,786) (4,266,905)
Broadridge Financial Solutions, Inc. (8,787) (1,427,712)
Brown & Brown, Inc. (159,377) (10,392,974)
Brown-Forman Corp., Class B (122,189) (3,230,677)
Bruker Corp. (107,413) (3,879,758)
Brunswick Corp. (21,146) (1,538,583)
Builders FirstSource, Inc. (22,672) (1,866,586)
Bunge Global SA (85,489) (10,874,201)
Burlington Stores, Inc. (9,632) (3,134,060)
BWX Technologies, Inc. (27,944) (5,714,269)
BXP, Inc., REIT (95,904) (4,977,418)
CACI International, Inc., Class A (1,537) (835,928)
Cadence Design Systems, Inc. (10,850) (3,014,890)
Caesars Entertainment, Inc. (61,612) (1,628,405)
Camden Property Trust, REIT (21) (2,051)
Campbell's Co. (The) (85,100) (1,895,177)
Carlisle Cos., Inc. (1,369) (456,726)
Carrier Global Corp. (279,196) (15,721,527)
Carvana Co., Class A (22,847) (7,182,640)
Casey's General Stores, Inc. (1,057) (769,348)
Caterpillar, Inc. (16,085) (11,395,579)
Cava Group, Inc. (85,184) (6,891,386)
CBRE Group, Inc., Class A (35,021) (4,743,945)
CCC Intelligent Solutions Holdings,
Inc. (28,804) (172,824)
Celanese Corp., Class A (69,684) (4,583,117)
Celsius Holdings, Inc. (48,644) (1,725,889)
CenterPoint Energy, Inc. (135,962) (5,868,120)
Certara, Inc. (427,663) (2,437,679)
Charles Schwab Corp. (The) (76,990) (7,235,520)
Cheniere Energy, Inc. (22,365) (6,346,292)
Chevron Corp. (46,354) (9,590,643)
Chipotle Mexican Grill, Inc., Class A (142,096) (4,548,493)
Chord Energy Corp. (19,899) (2,829,240)
Church & Dwight Co., Inc. (23,665) (2,208,418)
Churchill Downs, Inc. (21,270) (1,910,684)
Cisco Systems, Inc. (135,165) (10,487,452)
Citigroup, Inc. (118,883) (13,482,521)
Clean Harbors, Inc. (8,577) (2,459,283)
INVESTMENTS SHARES VALUE ($)
United States - (93.4)% (continued)
Clearway Energy, Inc., Class C (96,052) (3,773,883)
Cleveland-Cliffs, Inc. (244,239) (2,063,820)
Clorox Co. (The) (24,147) (2,502,354)
Cloudflare, Inc., Class A (29,309) (6,047,619)
CMS Energy Corp. (19,645) (1,524,059)
CNH Industrial NV (185,826) (2,044,086)
CNH Industrial NV (2) (19,351) (210,586)
Coca-Cola Co. (The) (103,385) (7,862,429)
Coherent Corp. (20,458) (4,873,300)
Coinbase Global, Inc., Class A (52,623) (9,188,502)
Commvault Systems, Inc. (14,366) (1,118,968)
ConocoPhillips (34,085) (4,499,220)
Constellation Energy Corp. (27,290) (7,620,733)
Cooper Cos., Inc. (The) (32,894) (2,351,921)
Corcept Therapeutics, Inc. (57,229) (2,306,901)
Corpay, Inc. (575) (167,319)
CoStar Group, Inc. (258,610) (10,432,327)
Coty, Inc., Class A (8) (16)
Cousins Properties, Inc., REIT (26,527) (598,714)
Crane NXT Co. (67,573) (2,742,788)
Credit Acceptance Corp. (3,042) (1,288,165)
CRH plc (6) (631)
Crowdstrike Holdings, Inc., Class A (22,667) (8,849,423)
Crown Castle, Inc., REIT (51,032) (4,149,412)
CSX Corp. (251,133) (10,309,010)
Cullen/Frost Bankers, Inc. (32,380) (4,438,650)
Cummins, Inc. (7,890) (4,244,978)
Cytokinetics, Inc. (59,803) (3,941,616)
Danaher Corp. (1,843) (349,433)
DaVita, Inc. (9,641) (1,481,725)
Deere & Co. (40,256) (22,676,204)
DENTSPLY SIRONA, Inc. (40,389) (468,512)
Diamondback Energy, Inc. (34,266) (6,777,472)
Dick's Sporting Goods, Inc. (108,283) (21,471,435)
Digital Realty Trust, Inc., REIT (37,921) (6,833,743)
DoorDash, Inc., Class A (35,585) (5,343,088)
Dover Corp. (16,369) (3,412,118)
Dow, Inc. (326,499) (13,598,683)
Doximity, Inc., Class A (33,940) (790,802)
DR Horton, Inc. (60,379) (8,285,206)
DTE Energy Co. (7,483) (1,094,164)
Duke Energy Corp. (39,294) (5,145,156)
Dutch Bros, Inc., Class A (143,343) (7,261,756)
Eagle Materials, Inc. (10,244) (1,940,726)
EastGroup Properties, Inc., REIT (6,672) (1,234,920)
Eastman Chemical Co. (21,067) (1,607,833)
Eaton Corp. plc (15,812) (5,655,478)
EchoStar Corp., Class A (95,384) (11,166,605)
Edwards Lifesciences Corp. (17,317) (1,386,745)
elf Beauty, Inc. (77,420) (4,692,426)
Eli Lilly & Co. (13,628) (12,534,626)
Emerson Electric Co. (42,120) (5,518,562)
Enphase Energy, Inc. (250,439) (9,469,099)
Entegris, Inc. (86,182) (10,103,978)
Equifax, Inc. (8,865) (1,596,321)
Equinix, Inc., REIT (3,790) (3,715,110)
Equitable Holdings, Inc. (62,910) (2,334,590)
Equity LifeStyle Properties, Inc.,
REIT (74,818) (4,670,140)
Erie Indemnity Co., Class A (9,195) (2,310,795)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (93.4)% (continued)
Esab Corp. (22,121) (2,138,216)
Essex Property Trust, Inc., REIT (3,119) (754,798)
Experian plc (2) (98,387) (3,403,649)
Extra Space Storage, Inc., REIT (33,858) (4,439,800)
Exxon Mobil Corp. (33,505) (5,684,458)
FactSet Research Systems, Inc. (2,297) (498,426)
Fastenal Co. (4) (186)
Federal Realty Investment Trust,
REIT (30,090) (3,195,859)
Ferrovial SE (2) (75,523) (4,913,257)
First Citizens BancShares, Inc.,
Class A (4,295) (8,094,615)
Flagstar Bank NA (348,226) (4,586,136)
Floor & Decor Holdings, Inc., Class
A (77,362) (3,929,990)
Flutter Entertainment plc (67,289) (6,860,114)
FMC Corp. (153,236) (2,638,724)
Ford Motor Co. (98,999) (1,142,448)
Fortive Corp. (14,197) (784,810)
Freshpet, Inc. (28,394) (1,674,110)
FTI Consulting, Inc. (6,483) (1,146,000)
Garmin Ltd. (35,199) (8,166,520)
GATX Corp. (9,515) (1,624,591)
GE HealthCare Technologies, Inc. (52,763) (3,755,670)
Generac Holdings, Inc. (6,531) (1,275,700)
General Mills, Inc. (33,176) (1,234,811)
Gentex Corp. (55,023) (1,202,253)
Genuine Parts Co. (62,931) (6,654,953)
GFL Environmental, Inc. (40,413) (1,685,836)
Gilead Sciences, Inc. (14,685) (2,046,648)
Glacier Bancorp, Inc. (57,767) (2,580,452)
Globant SA (94,982) (4,379,620)
Globus Medical, Inc., Class A (17,703) (1,525,290)
Goldman Sachs Group, Inc. (The) (3,943) (3,335,739)
Goodyear Tire & Rubber Co. (The) (168,477) (1,117,003)
Graphic Packaging Holding Co. (69,972) (695,522)
Guidewire Software, Inc. (5,395) (806,876)
Haleon plc (2) (519,020) (2,568,627)
Halliburton Co. (10,374) (404,482)
Hamilton Lane, Inc., Class A (10,572) (1,050,857)
Hayward Holdings, Inc. (10) (134)
Healthcare Realty Trust, Inc., REIT (49,092) (834,073)
Healthpeak Properties, Inc., REIT (19,506) (320,484)
Henry Schein, Inc. (44,025) (3,244,643)
Hershey Co. (The) (34,107) (7,090,504)
Hewlett Packard Enterprise Co. (92,111) (2,193,163)
Hilton Grand Vacations, Inc. (124,414) (4,867,076)
Hims & Hers Health, Inc. (70,247) (1,458,328)
Home Depot, Inc. (The) (78,815) (25,921,464)
Hormel Foods Corp. (75,243) (1,704,254)
Hubbell, Inc., Class B (16,374) (8,035,377)
Huntington Bancshares, Inc. (62,919) (984,682)
Huntsman Corp. (209,610) (2,789,909)
Hyatt Hotels Corp., Class A (39,114) (5,624,202)
IDACORP, Inc. (35,250) (5,039,693)
IDEX Corp. (13,661) (2,589,443)
Independence Realty Trust, Inc.,
REIT (164,128) (2,443,866)
Ingersoll Rand, Inc. (57,379) (4,597,205)
Inspire Medical Systems, Inc. (60,275) (3,108,985)
INVESTMENTS SHARES VALUE ($)
United States - (93.4)% (continued)
Intercontinental Exchange, Inc. (2,379) (374,169)
International Business Machines
Corp. (16,628) (4,030,461)
International Flavors & Fragrances,
Inc. (42,412) (3,076,991)
International Paper Co. (322,822) (11,524,745)
Intuit, Inc. (3,622) (1,566,080)
Intuitive Surgical, Inc. (28,442) (13,111,478)
Invitation Homes, Inc., REIT (84,862) (2,108,821)
Ionis Pharmaceuticals, Inc. (21,517) (1,615,712)
IonQ, Inc. (387,437) (11,169,809)
IPG Photonics Corp. (21,708) (2,487,520)
Iridium Communications, Inc. (84,092) (2,332,712)
Iron Mountain, Inc., REIT (61,322) (6,263,429)
J M Smucker Co. (The) (40,153) (3,872,355)
James Hardie Industries plc, ADR (86,536) (1,638,992)
James Hardie Industries plc,
CHESS (2) (374,465) (6,905,418)
JBS NV, Class A (24,259) (435,692)
Jefferies Financial Group, Inc. (25,890) (1,068,480)
Johnson & Johnson (28,677) (7,009,806)
JPMorgan Chase & Co. (87,997) (25,885,197)
KB Home (71,470) (3,698,573)
KBR, Inc. (35,246) (1,299,168)
Kemper Corp. (21,482) (656,490)
Keurig Dr Pepper, Inc. (34,358) (904,646)
Kimberly-Clark Corp. (3) (289)
Kinsale Capital Group, Inc. (7,913) (2,703,556)
Kite Realty Group Trust, REIT (155,822) (3,825,430)
KKR & Co., Inc. (79,658) (7,368,365)
Knife River Corp. (19,734) (1,611,281)
Kratos Defense & Security
Solutions, Inc. (66,414) (4,682,851)
Labcorp Holdings, Inc. (16,643) (4,440,519)
Lamb Weston Holdings, Inc. (57,161) (2,415,624)
Lantheus Holdings, Inc. (44,067) (3,342,482)
Lennar Corp., Class A (1) (87)
Lennox International, Inc. (19,703) (9,144,753)
Leonardo DRS, Inc. (39) (1,736)
Liberty Live Holdings, Inc., Class C (12,931) (1,216,936)
Liberty Media Corp-Liberty Formula
One, Class A (11,076) (864,814)
Linde plc (27,383) (13,575,396)
Lineage, Inc., REIT (1) (33)
Live Nation Entertainment, Inc. (24,334) (3,711,178)
LKQ Corp. (82,504) (2,423,142)
Loar Holdings, Inc. (5,157) (295,445)
Louisiana-Pacific Corp. (23,362) (1,699,586)
Lowe's Cos., Inc. (46,150) (10,904,322)
LPL Financial Holdings, Inc. (32,200) (9,686,726)
Lululemon Athletica, Inc. (13,803) (2,113,239)
LyondellBasell Industries NV, Class
A (78,609) (6,332,741)
Madison Square Garden Sports
Corp., Class A (5,815) (1,868,941)
MarketAxess Holdings, Inc. (4,781) (788,769)
Marriott International, Inc., Class A (26,256) (8,587,550)
Marsh & McLennan Cos., Inc. (25,816) (4,477,785)
Martin Marietta Materials, Inc. (651) (383,231)
Marvell Technology, Inc. (30,836) (3,054,306)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (93.4)% (continued)
MasTec, Inc. (11,342) (3,649,175)
McCormick & Co., Inc. (Non-Voting) (62,270) (3,140,899)
McDonald's Corp. (9,140) (2,840,621)
MDU Resources Group, Inc. (82,386) (1,707,038)
Merck & Co., Inc. (77,226) (9,289,516)
Meta Platforms, Inc., Class A (35,255) (20,170,443)
MGM Resorts International (24,812) (918,292)
Microchip Technology, Inc. (49,198) (3,178,683)
Microsoft Corp. (40,644) (15,045,189)
Mid-America Apartment
Communities, Inc., REIT (10) (1,221)
Moderna, Inc. (57,427) (2,917,292)
Molina Healthcare, Inc. (101,419) (13,519,153)
Mondelez International, Inc., Class
A (270,460) (15,589,314)
Morgan Stanley (98,209) (16,162,255)
Motorola Solutions, Inc. (13,088) (5,679,799)
MP Materials Corp. (138,045) (6,662,052)
MSA Safety, Inc. (9,065) (1,486,207)
National Storage Affiliates Trust,
REIT (113,429) (4,280,810)
nCino, Inc. (176,933) (2,650,456)
Nestle SA (Registered) (2) (49,077) (4,814,015)
Netflix, Inc. (65,236) (6,272,441)
Newell Brands, Inc. (435,270) (1,492,976)
NextEra Energy, Inc. (129,370) (12,015,886)
Nextpower, Inc., Class A (10,664) (1,285,545)
NIKE, Inc., Class B (295,204) (15,592,675)
Nordson Corp. (6,527) (1,736,574)
Northrop Grumman Corp. (6,643) (4,532,120)
Norwegian Cruise Line Holdings
Ltd. (327,926) (6,132,216)
Novanta, Inc. (36,534) (4,315,031)
NRG Energy, Inc. (42,345) (6,188,298)
Occidental Petroleum Corp. (90,260) (5,866,900)
Oklo, Inc. (49,038) (2,431,794)
Old Dominion Freight Line, Inc. (21,375) (4,176,675)
Old National Bancorp (82,223) (1,817,128)
Olin Corp. (321,147) (9,547,700)
Ollie's Bargain Outlet Holdings, Inc. (15,444) (1,421,466)
ON Semiconductor Corp. (11,646) (721,120)
ONEOK, Inc. (79,951) (7,226,771)
Option Care Health, Inc. (100,063) (2,693,696)
Oracle Corp. (175,742) (25,853,405)
O'Reilly Automotive, Inc. (49,282) (4,549,221)
Organon & Co. (63,981) (383,246)
Owens Corning (11,755) (1,272,126)
PACCAR, Inc. (14,400) (1,663,200)
Packaging Corp. of America (38,138) (8,093,646)
Palantir Technologies, Inc., Class A (16,894) (2,471,254)
Park Hotels & Resorts, Inc., REIT (113,238) (1,192,396)
Parker-Hannifin Corp. (9,823) (8,793,943)
Parsons Corp. (96,290) (5,216,029)
Paychex, Inc. (45,796) (4,218,728)
Paylocity Holding Corp. (20,357) (2,199,370)
PayPal Holdings, Inc. (1) (45)
Performance Food Group Co. (8,042) (688,878)
Perrigo Co. plc (38,723) (415,885)
Pinterest, Inc., Class A (20,821) (381,857)
Planet Fitness, Inc., Class A (7,313) (543,941)
INVESTMENTS SHARES VALUE ($)
United States - (93.4)% (continued)
Plug Power, Inc. (361,755) (817,566)
Pool Corp. (38,200) (7,729,006)
Power Integrations, Inc. (13,812) (707,174)
PPL Corp. (88,315) (3,373,633)
Procter & Gamble Co. (The) (34,607) (4,998,635)
Progressive Corp. (The) (16,865) (3,343,318)
Prologis, Inc., REIT (10,543) (1,393,574)
Public Service Enterprise Group,
Inc. (59,177) (4,790,378)
Public Storage, REIT (6,461) (1,750,156)
QIAGEN NV (2) (4,005) (162,242)
Quanta Services, Inc. (29,392) (16,136,796)
QuantumScape Corp. (1,160,005) (7,400,832)
Quest Diagnostics, Inc. (9,664) (1,893,951)
QXO, Inc. (469,899) (9,125,439)
RBC Bearings, Inc. (644) (349,769)
Realty Income Corp., REIT (68,130) (4,168,193)
Reddit, Inc., Class A (12,103) (1,629,669)
Regency Centers Corp., REIT (25,451) (1,925,623)
Repligen Corp. (30,163) (3,553,805)
Revvity, Inc. (11,495) (1,007,077)
Rexford Industrial Realty, Inc., REIT (99,307) (3,250,318)
RH (65,753) (9,193,584)
RLI Corp. (39,063) (2,228,154)
Robinhood Markets, Inc., Class A (105,359) (7,301,379)
Royal Caribbean Cruises Ltd. (26,740) (7,358,313)
Royal Gold, Inc. (11,520) (2,931,725)
RTX Corp. (31,998) (6,172,414)
Ryan Specialty Holdings, Inc.,
Class A (171,136) (5,774,129)
S&P Global, Inc. (3,369) (1,432,970)
Saia, Inc. (19,976) (7,017,169)
Samsara, Inc., Class A (26,346) (834,905)
Sarepta Therapeutics, Inc. (1) (22)
SBA Communications Corp., REIT (15,242) (2,623,301)
Schneider Electric SE (2) (45,638) (12,430,952)
Scotts Miracle-Gro Co. (The) (5,230) (318,036)
Seagate Technology Holdings plc (23,281) (9,120,565)
Sempra (81,580) (7,927,129)
SentinelOne, Inc., Class A (95,555) (1,230,748)
SharkNinja, Inc. (43,316) (4,587,164)
Sherwin-Williams Co. (The) (5,933) (1,901,823)
Shift4 Payments, Inc., Class A (47,072) (2,058,459)
Silgan Holdings, Inc. (109,225) (4,237,930)
Simon Property Group, Inc., REIT (18,279) (3,409,582)
Simpson Manufacturing Co., Inc. (1,922) (329,854)
Sirius XM Holdings, Inc. (75,124) (1,733,862)
SLB Ltd. (204,860) (10,527,755)
SLM Corp. (248,294) (5,315,975)
SoFi Technologies, Inc. (555,655) (8,823,801)
Somnigroup International, Inc. (49,853) (3,685,134)
Sonoco Products Co. (47,573) (2,573,224)
Southern Co. (The) (84,516) (8,157,484)
SOUTHSTATE BANK Corp. (10,907) (1,009,116)
Sprouts Farmers Market, Inc. (15,599) (1,203,151)
Starbucks Corp. (174,069) (15,594,842)
Steel Dynamics, Inc. (8) (1,440)
Stellantis NV (2) (625,920) (4,523,889)
Strategy, Inc., Class A (42,125) (5,257,200)
Stryker Corp. (10,924) (3,589,517)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (93.4)% (continued)
Summit Therapeutics, Inc. (196,392) (3,723,592)
Sunbelt Rentals Holdings, Inc. (2) (61,629) (3,931,397)
Super Micro Computer, Inc. (525,023) (11,954,774)
Synopsys, Inc. (56,660) (22,464,556)
Take-Two Interactive Software, Inc. (4,044) (798,690)
Targa Resources Corp. (7,926) (1,987,286)
Teledyne Technologies, Inc. (5,798) (3,507,848)
Teleflex, Inc. (49,385) (5,906,940)
Tempus AI, Inc., Class A (175,259) (7,925,212)
Tesla, Inc. (68,690) (25,535,507)
Texas Capital Bancshares, Inc. (8,897) (844,147)
Texas Instruments, Inc. (12,287) (2,385,398)
Texas Pacific Land Corp. (2,413) (1,145,113)
Thermo Fisher Scientific, Inc. (18,277) (8,983,694)
Thor Industries, Inc. (1,804) (144,122)
TJX Cos., Inc. (The) (2) (319)
Toast, Inc., Class A (64,263) (1,703,612)
Toll Brothers, Inc. (43,750) (5,970,563)
TopBuild Corp. (10,559) (3,709,377)
TPG, Inc. (33,748) (1,367,131)
Tractor Supply Co. (43,391) (1,965,612)
Trade Desk, Inc. (The), Class A (160,983) (3,652,704)
Trane Technologies plc (4,461) (1,859,077)
TransDigm Group, Inc. (3,502) (4,058,678)
TransUnion (35,649) (2,466,554)
Trex Co., Inc. (133,139) (4,848,922)
Twilio, Inc., Class A (5,687) (715,538)
Tyler Technologies, Inc. (4,449) (1,523,249)
UDR, Inc., REIT (272,065) (9,190,356)
U-Haul Holding Co. (2,687) (120,028)
Ultragenyx Pharmaceutical, Inc. (217,948) (4,566,011)
Under Armour, Inc., Class A (626,122) (3,700,381)
Union Pacific Corp. (1) (243)
United Airlines Holdings, Inc. (16,448) (1,514,367)
United Parcel Service, Inc., Class B (47,161) (4,639,699)
United Rentals, Inc. (4,930) (3,591,801)
UnitedHealth Group, Inc. (74,667) (20,204,143)
Unity Software, Inc. (164,843) (3,616,655)
Universal Display Corp. (37,546) (3,441,466)
UWM Holdings Corp., Class A (66,756) (241,657)
Vail Resorts, Inc. (7,793) (999,998)
Valaris Ltd. (3,252) (318,826)
Valvoline, Inc. (115,523) (3,890,815)
Vertex Pharmaceuticals, Inc. (15,094) (6,740,075)
VF Corp. (56,997) (968,379)
Viking Therapeutics, Inc. (76,445) (2,487,520)
Virtu Financial, Inc., Class A (73,140) (3,216,697)
Visa, Inc., Class A (9,269) (2,801,463)
Vistra Corp. (46,351) (6,967,946)
Vontier Corp. (10,687) (379,068)
Vornado Realty Trust, REIT (139,028) (3,613,338)
Vulcan Materials Co. (10,348) (2,817,760)
Walmart, Inc. (135,871) (16,886,048)
Warner Music Group Corp., Class A (25,892) (661,282)
Waste Connections, Inc. (28,729) (4,666,739)
Waste Management, Inc. (78,281) (17,988,191)
Waters Corp. (1,144) (340,683)
Watsco, Inc. (19,949) (7,257,247)
Weatherford International plc (18,654) (1,764,295)
WEC Energy Group, Inc. (24,265) (2,809,159)
INVESTMENTS SHARES VALUE ($)
United States - (93.4)% (continued)
Wells Fargo & Co. (196,592) (15,650,689)
Welltower, Inc., REIT (33,358) (6,595,210)
Wendy's Co. (The) (219,784) (1,527,499)
West Pharmaceutical Services, Inc. (12,631) (3,165,834)
Western Alliance Bancorp (49,990) (3,541,792)
Westlake Corp. (120,966) (14,131,248)
Weyerhaeuser Co., REIT (404,676) (9,886,235)
Whirlpool Corp. (17,267) (931,037)
White Mountains Insurance Group
Ltd. (1,250) (2,746,200)
Williams Cos., Inc. (The) (98,174) (7,145,104)
Williams-Sonoma, Inc. (36,720) (6,695,158)
WillScot Holdings Corp. (150,472) (2,612,194)
Wingstop, Inc. (9,378) (1,453,309)
WP Carey, Inc., REIT (21,900) (1,488,324)
Wyndham Hotels & Resorts, Inc. (7,425) (603,133)
Xcel Energy, Inc. (72,564) (5,764,484)
Zillow Group, Inc., Class C (41,034) (1,697,987)
Zoetis, Inc., Class A (19,164) (2,265,376)
ZoomInfo Technologies, Inc., Class
A (65,166) (389,693)
(2,123,309,392)
TOTAL COMMON STOCKS
(Proceeds $(3,798,224,314))                                                     (3,373,425,385)
PREFERRED STOCKS - (0.6)%
Germany - ( 0 .6 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(c) (125,449) (5,714,745)
Sartorius AG (Preference) (2) (24,867) (6,222,139)
Volkswagen AG (Preference) (2) (21,107) (2,159,088)
TOTAL PREFERRED STOCKS
(Proceeds $(18,751,316))                                                     (14,095,972)
TOTAL SHORT POSITIONS
(Proceeds $(3,816,975,630)) (3,387,521,357)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 62.2%
(Cost $255,998,125) 1,414,446,190
OTHER ASSETS IN EXCESS OF
LIABILITIES - 37.8%
‡
858,130,504
NET ASSETS - 100.0% 2,272,576,694

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures, swap and written option contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at March 31,
2026 amounted to $3,665,236,669, which is inclusive of rehypothecated amounts disclosed below. In addition, $627,217,557 of cash collateral was also pledged.
(b) All or a portion of this security has been rehypothecated. Total value of all such securities at March 31, 2026 amounted to $587,403,474.
(c) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2026 amounted to $36,778,089 of investments in securities and $(46,009,197) of securities sold short, which represents 1.62% and (2.02)% of net assets of the Fund, respectively.
(d) Represents 7-day effective yield as of March 31, 2026.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(f) For the period ended March 31, 2026, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
(i) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at March 31, 2026 amounted to $(691,118) of securities sold short, which represents (0.03)% of net assets of the Fund.
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (28,667,858) ( 1 .3 ) %
Consumer Discretionary (136,776,819) ( 6 .0 )
Consumer Staples 6,591,744 0 .3
Energy 69,244,706 3 .0
Financials 220,071,297 9 .7
Health Care 61,413,718 2 .7
Industrials 33,470,840 1 .5
Information Technology 238,548,434 10 .5
Materials (33,526,065) ( 1 .5 )
Purchased Options 7,463,140 0 .3
Real Estate (107,344,234) ( 4 .7 )
Utilities 15,138,967 0 .7
Investment Companies 609,421,539 26 .8
U.S. Treasury Obligations 459,396,781 20 .2
Total Investments In Securities
At Value 1,414,446,190 62 .2
Other Assets in Excess of
Liabilities ‡ 858,130,504 37 .8
Net Assets
$ 2,272,576,694 100 .0%
Affiliate
Value
At
12/31/2025
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
3/31/2026
Shares
Held At
3/31/2026
Distributions
Received**
SHORT-TERM INVESTMENTS - 25.2%
INVESTMENT COMPANIES - 25.2%
Limited Purpose Cash
Investment Fund,
3.65% (a)
(Cost $571,790,683) $613,001,339 $1,542,521,518 $(1,583,668,837) $129 $(128) $571,854,021 571,854,021 $6,327,571
**   Distributions received include dividend income and capital gains distributions, if any, from the underlying fund.
(a) Represents 7-day effective yield as of March 31, 2026.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
Written put option contracts (premium-style) outstanding as of March 31, 2026:
Over-the-Counter
D ESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE
PREMIUM
PAID
(RECEIVED) VALUE
S&P 500 Index JPMC 153 USD (99,886,356) USD 5,600 6/18/2026 $ (998,499) $ (838,515)
$ (998,499) $ (838,515)
Forward effective interest rate swap contracts outstanding as of March 31, 2026:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 3.00% Semi 6/21/2028 CAD 14,300,000 $ 22,916 $ 15,847 $ 38,763
Pay 1D CORRA Semi 3.00% Semi 6/21/2028 CAD 14,300,000 22,916 15,847 38,763
Pay 1D CORRA Semi 3.00% Semi 9/20/2028 CAD 188,800,000 347,265 2,016 349,281
Pay 1D CORRA Semi 3.00% Semi 9/20/2028 CAD 188,800,000 347,265 2,031 349,296
Pay 1D SOFR Annual 4.00% Annual 9/17/2036 USD 22,900,000 198,671 – 198,671
Pay 1D SOFR Annual 4.00% Annual 9/17/2036 USD 22,900,000 198,671 – 198,671
Pay 1D SONIA Annual 4.50% Annual 9/20/2028 GBP 70,800,000 288,304 (111,190) 177,114
Pay 1D SONIA Annual 4.50% Annual 9/20/2028 GBP 70,700,000 287,845 (112,313) 175,532
Pay 3M BBR Qtrly 4.00% Semi 6/14/2028 NZD 168,100,000 623,912 126,812 750,724
Pay 3M BBR Qtrly 4.00% Semi 6/14/2028 NZD 168,100,000 623,912 126,812 750,724
Pay 3M BBR Qtrly 4.00% Semi 9/13/2028 NZD 454,300,000 600,148 381,114 981,262
Pay 3M BBR Qtrly 4.00% Semi 9/13/2028 NZD 1,020,400,000 1,347,989 856,017 2,204,006
Pay 6M NIBOR Semi 5.00% Annual 9/20/2028 NOK 1,084,000,000 79,961 162,496 242,457
Pay 6M NIBOR Semi 5.00% Annual 9/20/2028 NOK 1,083,900,000 79,951 162,483 242,434
Receive 1D SOFR Annual 3.50% Annual 6/21/2028 USD 194,100,000 (234,347) 612,359 378,012
Receive 1D SOFR Annual 3.50% Annual 6/21/2028 USD 194,100,000 (234,347) 612,359 378,012
Receive 1D SOFR Annual 3.50% Annual 9/20/2028 USD 831,500,000 (1,231,035) 2,328,178 1,097,143
Receive 1D SOFR Annual 3.50% Annual 9/20/2028 USD 831,400,000 (1,232,072) 2,327,927 1,095,855
Receive 1D TONAR Annual 1.50% Annual 9/20/2028 JPY 54,683,500,000 (396,195) 905,428 509,233
Receive 1D TONAR Annual 1.50% Annual 9/20/2028 JPY 54,683,400,000 (396,196) 905,428 509,232
Receive 3M BBR Qtrly 4.50% Qtrly 6/08/2028 AUD 5,400,000 10,305 695 11,000
Receive 3M BBR Qtrly 4.50% Qtrly 9/07/2028 AUD 993,100,000 1,638,996 645,078 2,284,074
Receive 3M BBR Qtrly 4.50% Qtrly 9/07/2028 AUD 993,100,000 1,626,069 668,241 2,294,310
Receive 6M BBR Semi 5.00% Semi 6/12/2036 AUD 100,000 (1,244) 1,627 383
Receive 6M EURIBOR Semi 3.00% Annual 9/17/2036 EUR 93,700,000 255,993 797,124 1,053,117
Receive 6M EURIBOR Semi 3.00% Annual 9/17/2036 EUR 93,700,000 255,509 797,563 1,053,072
5,131,162 12,229,979 17,361,141
Pay 1D SARON Annual 0.00% Annual 9/20/2028 CHF 166,200,000 (1,238,568) 286,379 (952,189)
Pay 1D SARON Annual 0.00% Annual 9/20/2028 CHF 166,100,000 (1,237,598) 285,982 (951,616)
Pay 1D SOFR Annual 3.50% Annual 9/17/2036 USD 109,700,000 (2,830,998) (767,197) (3,598,195)
Pay 1D SOFR Annual 3.50% Annual 9/17/2036 USD 109,600,000 (2,826,061) (768,854) (3,594,915)
Pay 1D SONIA Annual 4.00% Annual 9/20/2028 GBP 82,900,000 (954,293) 390,811 (563,482)
Pay 1D SONIA Annual 4.00% Annual 9/20/2028 GBP 83,000,000 (955,328) 391,166 (564,162)
Pay 1D TONAR Annual 2.00% Annual 6/18/2036 JPY 17,749,100,000 (637,694) (1,379,707) (2,017,401)
Pay 1D TONAR Annual 2.00% Annual 6/18/2036 JPY 17,749,000,000 (637,692) (1,379,698) (2,017,390)
Pay 1D TONAR Annual 2.00% Annual 9/17/2036 JPY 9,776,800,000 (565,252) (833,062) (1,398,314)
Pay 1D TONAR Annual 2.00% Annual 9/17/2036 JPY 9,776,800,000 (565,257) (833,057) (1,398,314)
Pay 3M BBR Qtrly 4.50% Qtrly 6/08/2028 AUD 5,400,000 (4,530) (6,470) (11,000)
Pay 3M STIBOR Qtrly 2.00% Annual 6/21/2028 SEK 730,000,000 (52,396) (1,075,962) (1,128,358)
Pay 3M STIBOR Qtrly 2.00% Annual 6/21/2028 SEK 730,000,000 (52,396) (1,075,962) (1,128,358)
Pay 3M STIBOR Qtrly 2.50% Annual 6/21/2028 SEK 599,000,000 103,237 (418,657) (315,420)
Pay 3M STIBOR Qtrly 2.50% Annual 6/21/2028 SEK 599,000,000 103,237 (418,657) (315,420)
Pay 3M STIBOR Qtrly 2.50% Annual 9/20/2028 SEK 627,200,000 (9,362) (404,319) (413,681)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M STIBOR Qtrly 2.00% Annual 9/20/2028 SEK 1,549,400,000 $ (670,232) $ (1,920,566) $ (2,590,798)
Pay 3M STIBOR Qtrly 2.00% Annual 9/20/2028 SEK 1,549,400,000 (670,235) (1,920,563) (2,590,798)
Pay 3M STIBOR Qtrly 2.50% Annual 9/20/2028 SEK 627,200,000 (9,362) (404,319) (413,681)
Pay 6M BBR Semi 5.00% Semi 6/12/2036 AUD 100,000 (371) (13) (384)
Pay 6M BBR Semi 5.00% Semi 9/11/2036 AUD 92,500,000 (737,757) 214,539 (523,218)
Pay 6M BBR Semi 5.00% Semi 9/11/2036 AUD 92,400,000 (737,520) 215,307 (522,213)
Receive 1D CORRA Semi 3.50% Semi 6/18/2036 CAD 5,100,000 (64,537) (12,751) (77,288)
Receive 1D CORRA Semi 3.50% Semi 6/18/2036 CAD 5,100,000 (64,537) (12,751) (77,288)
Receive 1D CORRA Semi 3.50% Semi 9/17/2036 CAD 36,800,000 (358,967) (102,894) (461,861)
Receive 1D CORRA Semi 3.50% Semi 9/17/2036 CAD 36,900,000 (359,942) (103,174) (463,116)
Receive 1D SONIA Annual 4.50% Annual 9/17/2036 GBP 8,600,000 35,305 (50,542) (15,237)
Receive 1D SONIA Annual 4.50% Annual 9/17/2036 GBP 8,700,000 33,704 (49,156) (15,452)
Receive 1D TONAR Annual 1.50% Annual 6/21/2028 JPY 108,322,400,000 (1,287,683) 803,666 (484,017)
Receive 1D TONAR Annual 1.50% Annual 6/21/2028 JPY 108,322,400,000 (1,287,718) 803,701 (484,017)
Receive 6M EURIBOR Semi 3.00% Annual 9/20/2028 EUR 133,100,000 (31,102) (220,451) (251,553)
Receive 6M EURIBOR Semi 3.00% Annual 9/20/2028 EUR 133,100,000 (30,815) (220,720) (251,535)
(18,602,720) (10,987,951) (29,590,671)
$ (13,471,558) $ 1,242,028 $ (12,229,530)
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at March 31, 2026 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.27%
1 Day Secured Overnight Financing Rate (“SOFR”): 3.68%
1 Day Sterling Overnight Index Average (“SONIA”): 3.73%
1 Day Swiss Average Rate Overnight (“SARON”): -0.07%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.72%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.31%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 2.19%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.78%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.48%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.66%

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
Total return swap contracts outstanding as of March 31, 2026 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index April
Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
At termination GSIN 04/17/2026 EUR (3,639,792) $ 21,107
iBovespa Index April
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 04/15/2026 BRL 64,104,280 138,340
WIG20 Index June
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 06/19/2026 PLN 30,970,360 168,645
MSCI Australia Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the BBR plus
or minus a
specified
spread (0.25%)
Monthly CITI 06/17/2026 AUD (66,382,862) 1,318,953
MSCI Brazil Net
Return Index
Decreases in
total return of
reference
entity
and pays
the CDI plus
or minus a
specified
spread
(-0.70%)
Increases in
total return of
reference entity
Monthly CITI 06/17/2026 BRL 5,020,514 20,084
MSCI Canada Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the CORRA
plus or minus
a specified
spread
(-1.00%)
Monthly CITI 06/17/2026 CAD (4,836,530) 20,336
MSCI South Africa
Net Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the JIBAR
plus or minus
a specified
spread
(-1.00%)
Monthly CITI 06/17/2026 ZAR (163,363,408) 160,929

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Switzerland
Net Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the SARON
plus or minus
a specified
spread
(-0.60%)
Monthly CITI 06/17/2026 CHF (3,422,184) $ 11,956
Tel Aviv Stock
Exchange 35 Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the SHIRON
plus or minus
a specified
spread
(-0.08%)
Monthly BANA 06/17/2026 ILS (4,585,934) 63,572
Total unrealized appreciation 1,923,922
HSCEI April Futures Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination CITI 04/29/2026 HKD 96,523,350 (146,462)
Swiss Market Index
June Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
Monthly MLIN 06/19/2026 CHF (117,342,720) (947,963)
TAIEX Index April
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination MLIN 04/15/2026 TWD 217,287,200 (386,925)
MSCI Emerging
Markets Taiwan Net
Total Return Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread
(0.75%)
Increases in
total return of
reference entity
Monthly JPMC 06/17/2026 USD 9,922,481 (852,036)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(-0.10%)
Increases in
total return of
reference entity
Monthly CITI 06/17/2026 EUR 15,396,417 (193,939)
MSCI Mexico Net
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the TIIEOIS
Monthly CITI 06/17/2026 MXN (64,414,509) (194,496)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Singapore Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the SORA
plus or minus
a specified
spread (0.45%)
Monthly CITI 06/17/2026 SGD (20,887,151) $ (106,686)
MSCI Sweden Net
Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread
(0.70%)
Increases in
total return of
reference entity
Monthly CITI 06/17/2026 SEK 196,432,117 (825,475)
MSCI United
Kingdom Net Return
Index
Decreases in
total return
of reference
entity and pays
the SONIA
plus or minus
a specified
spread
(0.60%)
Increases in
total return of
reference entity
Monthly CITI 06/17/2026 GBP 5,111,239 (84,743)
Total unrealized depreciation (3,738,725)
Net unrealized depreciation $ (1,814,803)
Futures contracts outstanding as of March 31, 2026:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 1,018 4/2026 USD $ 105,841,460 $ 3,158,887
IBEX 35 Index 372 4/2026 EUR 72,951,912 (1,346,059)
MSCI Singapore Index 460 4/2026 SGD 15,620,751 9,848
Natural Gas 1,078 4/2026 USD 31,089,520 (2,956,525)
OMXS30 Index 5,357 4/2026 SEK 165,237,333 (4,330,935)
SGX FTSE Taiwan Index 829 4/2026 USD 85,652,280 (4,320,928)
Low Sulphur Gasoil 146 5/2026 USD 18,093,050 3,673,936
Canada 10 Year Bond 63 6/2026 CAD 5,431,378 20,925
Euro STOXX 50 Index 1,453 6/2026 EUR 92,285,780 (1,066,603)
Euro-Bund 618 6/2026 EUR 89,796,576 573,496
FTSE 100 Index 1,170 6/2026 GBP 157,942,938 (2,422,211)
FTSE/MIB Index 1,148 6/2026 EUR 289,108,415 1,604,765
Japan 10 Year Bond 89 6/2026 JPY 73,149,302 (71,034)
LME Copper Base Metal 21 6/2026 USD 6,475,098 62,803
Long Gilt 3,936 6/2026 GBP 460,119,786 (19,098,238)
S&P 500 E-Mini Index 222 6/2026 USD 72,935,325 (939,457)
SET50 Index 4,576 6/2026 THB 26,678,996 235,177

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
TOPIX Index 381 6/2026 JPY $ 84,119,845 $ (2,141,666)
Total of long contracts (29,353,819)
Short Contracts
CAC 40 10 Euro Index (763) 4/2026 EUR (69,009,735) (545,868)
Hang Seng Index (43) 4/2026 HKD (6,787,641) 108,989
HSCEI (43) 4/2026 HKD (2,291,429) 41,201
IFSC NIFTY 50 Index (405) 4/2026 USD (18,210,015) 611,580
NY Harbor ULSD (104) 4/2026 USD (17,969,078) 410,067
RBOB Gasoline (1) 4/2026 USD (134,564) 2,318
WTI Crude Oil (182) 4/2026 USD (18,451,160) (1,754,548)
Copper (76) 5/2026 USD (10,666,600) 200,200
Corn (3,109) 5/2026 USD (71,157,237) (85,645)
Silver (84) 5/2026 USD (31,465,980) 1,833,040
Soybean (1,246) 5/2026 USD (72,953,300) (2,492,381)
100 oz Gold (88) 6/2026 USD (41,171,680) (1,070,032)
Australia 10 Year Bond (6,332) 6/2026 AUD (471,464,320) (1,093,102)
DAX Index (476) 6/2026 EUR (314,114,143) 11,525,645
FTSE/JSE Top 40 Index (825) 6/2026 ZAR (52,112,551) (226,281)
KOSPI 200 Index (70) 6/2026 KRW (8,560,621) 831,562
LME Copper Base Metal (245) 6/2026 USD (75,542,810) 4,665,159
S&P/TSX 60 Index (605) 6/2026 CAD (165,943,354) (1,414,511)
SPI 200 Index (3,190) 6/2026 AUD (468,415,162) 5,444,069
U.S. Treasury 10 Year Note (4,826) 6/2026 USD (535,610,594) 8,111,195
Total of short contracts 25,102,657
Net unrealized depreciation $ (4,251,162)
Forward foreign currency exchange contracts outstanding as of March 31, 2026:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 97,784,000 USD 66,941,465 CITI 6/17/2026 $ 448,478
AUD 97,784,000 USD 66,941,331 JPMC 6/17/2026 448,612
BRL 310,915,411 USD 58,232,983 CITI
**
6/17/2026 777,407
BRL 310,915,411 USD 58,232,866 JPMC
**
6/17/2026 777,524
CAD 10,194,500 USD 7,345,517 CITI 6/17/2026 7,426
CAD 10,194,500 USD 7,345,502 JPMC 6/17/2026 7,440
CNY 71,135,520 USD 10,364,819 CITI
**
6/17/2026 18,452
CNY 71,135,527 USD 10,364,799 JPMC
**
6/17/2026 18,473
EUR 15,404,830 USD 17,816,604 CITI 6/17/2026 51,712
EUR 15,404,830 USD 17,816,568 JPMC 6/17/2026 51,748
GBP 12,000 USD 15,833 CITI 6/17/2026 47
GBP 12,000 USD 15,833 JPMC 6/17/2026 47
HUF 1,187,500,000 USD 3,485,036 CITI 6/17/2026 67,164
HUF 1,187,500,000 USD 3,485,029 JPMC 6/17/2026 67,171
INR 249,999,999 USD 2,626,060 CITI
**
6/17/2026 8,072
INR 250,000,001 USD 2,626,055 JPMC
**
6/17/2026 8,077
JPY 7,320,000,000 USD 46,168,621 CITI 6/17/2026 252,967
JPY 7,320,000,000 USD 46,168,528 JPMC 6/17/2026 253,060
KRW 12,350,000,000 USD 8,173,788 CITI
**
6/17/2026 54,079
KRW 12,350,000,000 USD 8,173,771 JPMC
**
6/17/2026 54,095
MXN 43,999,999 USD 2,420,314 CITI 6/17/2026 18,288
MXN 44,000,001 USD 2,420,310 JPMC 6/17/2026 18,293
NOK 76,500,001 USD 7,848,473 CITI 6/17/2026 46,950

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
NOK 76,499,999 USD 7,848,457 JPMC 6/17/2026 $ 46,966
NZD 199,464,501 USD 114,715,291 CITI 6/17/2026 217,139
NZD 199,464,499 USD 114,715,060 JPMC 6/17/2026 217,368
PLN 19,455,500 USD 5,216,578 CITI 6/17/2026 22,944
PLN 19,455,500 USD 5,216,568 JPMC 6/17/2026 22,955
SEK 4,500,000 USD 472,660 CITI 6/17/2026 4,539
SEK 4,500,000 USD 472,659 JPMC 6/17/2026 4,540
THB 53,500,000 USD 1,627,491 CITI 6/17/2026 4,879
THB 53,500,000 USD 1,627,487 JPMC 6/17/2026 4,882
TWD 136,033,696 USD 4,230,344 CITI
**
6/17/2026 2,544
TWD 116,485,004 USD 3,622,346 JPMC
**
6/17/2026 2,256
USD 78,446,766 AUD 110,216,670 CITI 6/17/2026 2,488,582
USD 78,446,923 AUD 110,216,670 JPMC 6/17/2026 2,488,739
USD 222,863,813 CAD 302,547,499 CITI 6/17/2026 4,646,699
USD 222,864,262 CAD 302,547,503 JPMC 6/17/2026 4,647,145
USD 407,691,039 CHF 313,776,124 CITI 6/17/2026 11,959,586
USD 407,691,846 CHF 313,776,119 JPMC 6/17/2026 11,960,400
USD 1,419,331 CLP 1,255,731,500 CITI
**
6/17/2026 62,717
USD 1,419,334 CLP 1,255,731,500 JPMC
**
6/17/2026 62,719
USD 49,009,191 CNY 334,133,780 CITI
**
6/17/2026 237,473
USD 47,893,994 CNY 326,509,575 JPMC
**
6/17/2026 235,141
USD 123,380,470 EUR 104,363,464 CITI 6/17/2026 2,327,570
USD 129,477,616 EUR 109,490,390 JPMC 6/17/2026 2,477,910
USD 88,109,610 GBP 65,473,985 CITI 6/17/2026 1,468,265
USD 88,109,784 GBP 65,473,984 JPMC 6/17/2026 1,468,441
USD 13,263,851 HKD 103,305,000 CITI 6/17/2026 36,222
USD 13,263,878 HKD 103,305,000 JPMC 6/17/2026 36,248
USD 1,801,522 HUF 580,733,849 CITI 6/17/2026 64,357
USD 1,144,118 HUF 369,266,151 JPMC 6/17/2026 39,522
USD 361,687 IDR 6,101,362,000 CITI
**
6/17/2026 3,073
USD 361,688 IDR 6,101,362,000 JPMC
**
6/17/2026 3,074
USD 45,489,111 ILS 140,924,730 CITI 6/17/2026 565,404
USD 45,489,211 ILS 140,924,730 JPMC 6/17/2026 565,504
USD 13,533,539 INR 1,260,000,000 CITI
**
6/17/2026 257,512
USD 13,534,498 INR 1,260,000,000 JPMC
**
6/17/2026 258,471
USD 30,413,368 JPY 4,729,174,592 CITI 6/17/2026 422,139
USD 30,410,218 JPY 4,728,679,108 JPMC 6/17/2026 422,132
USD 10,438,746 KRW 15,307,184,553 CITI
**
6/17/2026 240,733
USD 10,446,404 KRW 15,318,295,943 JPMC
**
6/17/2026 240,988
USD 88,685,444 MXN 1,558,446,084 CITI 6/17/2026 2,312,017
USD 89,259,866 MXN 1,568,652,789 JPMC 6/17/2026 2,320,755
USD 35,866,167 NOK 343,280,598 CITI 6/17/2026 436,814
USD 37,418,207 NOK 358,140,061 JPMC 6/17/2026 455,237
USD 53,194,572 NZD 88,503,571 CITI 6/17/2026 2,198,378
USD 53,194,679 NZD 88,503,572 JPMC 6/17/2026 2,198,484
USD 31,872,929 PLN 114,774,132 CITI 6/17/2026 963,332
USD 31,913,999 PLN 114,907,097 JPMC 6/17/2026 968,593
USD 75,650,228 SEK 681,902,842 CITI 6/17/2026 3,338,335
USD 75,685,589 SEK 682,224,472 JPMC 6/17/2026 3,339,588
USD 90,674,030 SGD 114,323,348 CITI 6/17/2026 1,275,236
USD 90,674,213 SGD 114,323,350 JPMC 6/17/2026 1,275,417
USD 43,422,109 THB 1,347,749,999 CITI 6/17/2026 2,300,123
USD 43,422,196 THB 1,347,750,000 JPMC 6/17/2026 2,300,210
USD 6,029,876 TWD 189,987,931 CITI
**
6/17/2026 118,124
USD 6,477,869 TWD 204,070,069 JPMC
**
6/17/2026 127,930
USD 11,507,022 ZAR 190,572,131 CITI 6/17/2026 310,187
USD 11,685,605 ZAR 193,451,870 JPMC 6/17/2026 319,575
ZAR 35,000,000 USD 2,030,793 CITI 6/17/2026 25,590

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
ZAR 35,000,001 USD 2,030,789 JPMC 6/17/2026 $ 25,594
Total unrealized appreciation 80,302,879
AUD 133,571,500 USD 93,671,767 CITI 6/17/2026 (1,618,101)
AUD 133,571,500 USD 93,671,580 JPMC 6/17/2026 (1,617,913)
BRL 2,179,000 USD 414,229 CITI
**
6/17/2026 (664)
BRL 2,179,000 USD 414,228 JPMC
**
6/17/2026 (664)
CAD 286,144,212 USD 210,166,095 CITI 6/17/2026 (3,780,109)
CAD 286,144,216 USD 210,165,678 JPMC 6/17/2026 (3,779,690)
CHF 9,932,559 USD 12,829,593 CITI 6/17/2026 (302,745)
CHF 9,932,554 USD 12,829,561 JPMC 6/17/2026 (302,717)
CNY 99,343,142 USD 14,550,042 CITI
**
6/17/2026 (49,456)
CNY 96,609,942 USD 14,150,531 JPMC
**
6/17/2026 (48,895)
EUR 182,566,383 USD 213,543,337 CITI 6/17/2026 (1,781,581)
EUR 187,693,309 USD 219,646,613 JPMC 6/17/2026 (1,938,053)
GBP 47,019,501 USD 62,622,281 CITI 6/17/2026 (401,648)
GBP 47,019,500 USD 62,622,154 JPMC 6/17/2026 (401,523)
HUF 4,002,171,348 USD 12,314,937 CITI 6/17/2026 (343,137)
HUF 3,790,703,650 USD 11,647,581 JPMC 6/17/2026 (308,352)
ILS 13,203,000 USD 4,244,000 CITI 6/17/2026 (35,174)
ILS 13,203,000 USD 4,243,992 JPMC 6/17/2026 (35,166)
INR 5,191,226,144 USD 56,527,948 CITI
**
6/17/2026 (1,830,442)
INR 5,191,226,143 USD 56,527,835 JPMC
**
6/17/2026 (1,830,329)
JPY 54,471,391,155 USD 351,270,624 CITI 6/17/2026 (5,826,844)
JPY 54,470,895,671 USD 351,266,621 JPMC 6/17/2026 (5,825,982)
KRW 159,305,658,305 USD 110,282,522 CITI
**
6/17/2026 (4,149,273)
KRW 159,316,769,697 USD 110,289,842 JPMC
**
6/17/2026 (4,149,185)
MXN 201,896,647 USD 11,362,087 CITI 6/17/2026 (172,413)
MXN 212,103,353 USD 11,937,745 JPMC 6/17/2026 (182,386)
NOK 924,957,383 USD 96,547,800 CITI 6/17/2026 (1,084,668)
NOK 939,816,847 USD 98,101,857 JPMC 6/17/2026 (1,105,106)
NZD 107,841,499 USD 63,494,423 CITI 6/17/2026 (1,355,618)
NZD 107,841,501 USD 63,494,297 JPMC 6/17/2026 (1,355,493)
PLN 16,266,527 USD 4,413,416 CITI 6/17/2026 (32,711)
PLN 16,316,473 USD 4,426,964 JPMC 6/17/2026 (32,807)
SEK 1,077,339,185 USD 117,443,146 CITI 6/17/2026 (3,197,492)
SEK 1,077,660,815 USD 117,477,861 JPMC 6/17/2026 (3,198,099)
SGD 753,571 USD 598,310 CITI 6/17/2026 (9,032)
SGD 753,573 USD 598,310 JPMC 6/17/2026 (9,029)
THB 302,999,999 USD 9,481,007 CITI 6/17/2026 (235,997)
THB 303,000,001 USD 9,480,256 JPMC 6/17/2026 (235,246)
TWD 3,391,886,419 USD 107,525,205 CITI
**
6/17/2026 (1,981,689)
TWD 3,425,517,250 USD 108,591,760 JPMC
**
6/17/2026 (2,001,776)
USD 12,472,019 BRL 66,321,000 CITI
**
6/17/2026 (115,418)
USD 12,472,044 BRL 66,321,000 JPMC
**
6/17/2026 (115,393)
USD 7,822,457 CHF 6,208,000 CITI 6/17/2026 (7,014)
USD 7,822,472 CHF 6,208,000 JPMC 6/17/2026 (6,998)
USD 28,266,409 CNY 194,181,618 CITI
**
6/17/2026 (77,241)
USD 28,976,922 CNY 199,072,631 JPMC
**
6/17/2026 (80,644)
USD 59,725,434 EUR 51,757,000 CITI 6/17/2026 (308,363)
USD 59,725,554 EUR 51,757,000 JPMC 6/17/2026 (308,243)
USD 117,531,989 GBP 89,065,500 CITI 6/17/2026 (327,871)
USD 117,532,224 GBP 89,065,500 JPMC 6/17/2026 (327,636)
USD 2,217,543 HUF 750,000,000 CITI 6/17/2026 (25,952)
USD 2,217,547 HUF 750,000,000 JPMC 6/17/2026 (25,947)
USD 6,925,834 ILS 21,867,500 CITI 6/17/2026 (45,044)
USD 6,925,848 ILS 21,867,500 JPMC 6/17/2026 (45,030)
USD 2,084,624 JPY 330,000,000 CITI 6/17/2026 (8,152)
USD 2,084,628 JPY 330,000,000 JPMC 6/17/2026 (8,148)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 6,586,944 MXN 118,999,999 CITI 6/17/2026 $ (8,368)
USD 6,586,957 MXN 119,000,001 JPMC 6/17/2026 (8,355)
USD 46,251,033 NOK 450,000,000 CITI 6/17/2026 (192,631)
USD 46,251,126 NOK 450,000,000 JPMC 6/17/2026 (192,538)
USD 768,825 NZD 1,341,001 CITI 6/17/2026 (3,866)
USD 768,825 NZD 1,340,999 JPMC 6/17/2026 (3,865)
USD 281,499 PLN 1,046,242 CITI 6/17/2026 (263)
USD 259,162 PLN 963,223 JPMC 6/17/2026 (242)
USD 73,336,918 SEK 698,000,000 CITI 6/17/2026 (681,987)
USD 73,337,064 SEK 698,000,000 JPMC 6/17/2026 (681,840)
USD 3,346,248 SGD 4,298,000 CITI 6/17/2026 (14,710)
USD 3,346,255 SGD 4,298,000 JPMC 6/17/2026 (14,703)
USD 182,567 THB 6,000,000 CITI 6/17/2026 (502)
USD 182,567 THB 6,000,000 JPMC 6/17/2026 (502)
USD 11,275,253 ZAR 192,500,000 CITI 6/17/2026 (34,851)
USD 11,275,276 ZAR 192,500,000 JPMC 6/17/2026 (34,829)
ZAR 373,963,838 USD 22,841,871 CITI 6/17/2026 (870,079)
ZAR 376,843,577 USD 23,020,647 JPMC 6/17/2026 (879,660)
Total unrealized depreciation (62,004,090)
Net unrealized appreciation $ 18,298,789
** Non-deliverable forward foreign currency exchange contracts.
Total return basket swap contracts outstanding as of March 31, 2026:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
ZARONIA plus or minus a
specified spread (-0.05% to
0.06%), which is denominated
in ZAR based on the local
currencies of the positions
within the swap.
50-59 months
maturity
ranging from
04/12/2030
- 01/13/2031
$7,383,280 $742,302 $(24,186) $718,116
JPMC The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the CORRA
plus or minus a specified
spread (0.20%), which is
denominated in CAD based
on the local currencies of the
positions within the swap.
30 months
maturity
08/24/2028
$– $– $– $–

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TIIE plus
or minus a specified spread
(-0.88% to 0.50%), which is
denominated in MXN based
on the local currencies of the
positions within the swap.
1-56 months
maturity
ranging from
04/16/2026
- 10/11/2030
$3,511,045 $87,826 $(8,548) $79,278
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the WIBOR
plus or minus a specified
spread (-0.40% to 0.70%),
which is denominated in PLN
based on the local currencies
of the positions within the
swap.
1-61 months
maturity
ranging from
04/17/2026
- 03/28/2031
$6,677,577 $(132,633) $(2,263) $(134,896)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-4.70% to 0.45%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
25 months
maturity
04/25/2028
$2,681,318 $(104,337) $(221,956) $(326,293)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Effective Rate plus
or minus a specified spread
(-2.13% to 0.40%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
24 months
maturity
ranging from
03/26/2027
- 04/22/2027
$13,241,061 $(11,003) $227,019 $216,016
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-1.10% to 0.02%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
50-61 months
maturity ranging
from 04/11/2030
- 03/28/2031
$77,360,938 $(544,223) $67,948 $(476,275)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
3SBio, Inc. 471,500 1,389,963 160,883 ( 33 .8 )
China CITIC Bank Corp. Ltd. 2,046,000 2,072,426 235,483 ( 49 .4 )
China Communications Services Corp. Ltd. 1,642,000 886,081 (5,991) 1 .3
China Construction Bank Corp. 744,000 802,936 51,459 ( 10 .8 )
China Gold International Resources Corp. Ltd. 31,000 613,807 (67,782) 14 .2
China Hongqiao Group Ltd. 235,500 1,063,803 (68,466) 14 .4
China Merchants Port Holdings Co. Ltd. 488,000 915,696 (116,166) 24 .4
China Minsheng Banking Corp. Ltd. 2,423,500 1,139,760 (84,167) 17 .7
China National Building Material Co. Ltd. 928,000 569,303 (115,939) 24 .3
China Resources Pharmaceutical Group Ltd. 1,932,000 1,432,458 311,379 ( 65 .4 )
China Resources Power Holdings Co. Ltd. 314,000 733,507 (12,129) 2 .5
CITIC Ltd. 1,608,000 2,448,727 117,073 ( 24 .6 )
Far East Horizon Ltd. 1,274,000 1,151,782 (47,285) 9 .9
Great Wall Motor Co. Ltd. 486,000 786,819 9,811 ( 2 .1 )
Hansoh Pharmaceutical Group Co. Ltd. 242,000 1,107,742 67,054 ( 14 .1 )
Jiangxi Copper Co. Ltd. 186,000 826,070 (115,649) 24 .3
Kingsoft Corp. Ltd. 503,400 1,466,715 (104,645) 22 .0
Kunlun Energy Co. Ltd. 2,156,000 1,970,039 (320,360) 67 .3
New Oriental Education & Technology Group, Inc. 172,300 975,954 38,499 ( 8 .1 )
People's Insurance Co. Group of China Ltd. (The) 1,105,000 769,554 (112,620) 23 .6
PetroChina Co. Ltd. 412,000 565,207 6,150 ( 1 .3 )
Sino Biopharmaceutical Ltd. 1,058,000 803,785 (28,723) 6 .0
Sinopharm Group Co. Ltd. 360,000 933,971 (13,639) 2 .9
Sinotruk Hong Kong Ltd. 485,500 2,422,274 121,455 ( 25 .5 )
Zhejiang Leapmotor Technology Co. Ltd. 219,800 1,340,362 74,726 ( 15 .7 )
Hong Kong
Orient Overseas International Ltd. 32,500 579,618 (61,993) 13 .0
Short Positions
Common Stocks
China
Akeso, Inc. (58,000) (987,561) (220,510) 46 .3
ANTA Sports Products Ltd. (106,400) (1,040,131) 31,847 ( 6 .7 )
Baidu, Inc. (89,950) (1,257,338) 15,229 ( 3 .2 )
BYD Co. Ltd. (141,400) (1,933,127) (164,996) 34 .6
CGN Power Co. Ltd. (3,053,000) (1,374,237) (132,198) 27 .8
China Longyuan Power Group Corp. Ltd. (705,000) (645,324) 58,669 ( 12 .3 )
China Merchants Bank Co. Ltd. (140,000) (889,592) (9,369) 2 .0
China Resources Gas Group Ltd. (244,600) (596,011) 37,855 ( 7 .9 )
China Shenhua Energy Co. Ltd. (109,500) (648,149) 2,885 ( 0 .6 )
Ganfeng Lithium Group Co. Ltd. (110,000) (1,043,109) (196,491) 41 .3
GDS Holdings Ltd. (130,000) (657,826) 6,001 ( 1 .3 )
Guotai Haitong Securities Co. Ltd. (342,432) (587,247) 34,384 ( 7 .2 )
Horizon Robotics (766,800) (664,105) 50,748 ( 10 .7 )
Hua Hong Semiconductor Ltd. (65,000) (655,875) 67,803 ( 14 .2 )
Laopu Gold Co. Ltd. (16,500) (1,335,753) 1,511 ( 0 .3 )
Meituan (204,300) (2,229,373) (178,869) 37 .6
NIO, Inc. (202,930) (1,233,076) (242,909) 51 .0
Nongfu Spring Co. Ltd. (153,400) (927,616) (54,700) 11 .5
Ping An Insurance Group Co. of China Ltd. (118,500) (911,172) 35,625 ( 7 .5 )
Tencent Holdings Ltd. (10,300) (649,646) 10,768 ( 2 .3 )

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
China (continued)
Tsingtao Brewery Co. Ltd. (134,000) (832,440) 5,957 ( 1 .3 )
Xiaomi Corp. (731,600) (3,021,992) 60,745 ( 12 .8 )
XPeng, Inc. (140,500) (1,200,936) 55,128 ( 11 .6 )
ZTO Express Cayman, Inc. (42,000) (1,033,742) (71,746) 15 .1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-12.75% to 1.00%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
1-62 months
maturity
ranging from
04/17/2026
- 03/28/2031
$67,709,952 $(327,825) $696,484 $368,659
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Banco do Brasil SA 252,500 1,121,171 (28,454) ( 7 .7 )
TIM SA/Brazil 214,600 1,137,662 36,345 9 .9
Ultrapar Participacoes SA 131,900 731,328 60,766 16 .5
Vibra Energia SA 121,790 743,458 27,777 7 .5
Indonesia
Astra International Tbk. PT 2,776,400 1,024,946 77,147 20 .9
South Korea
APR Corp/Korea 5,819 1,327,718 59,220 16 .1
DB Insurance Co. Ltd. 9,026 1,012,393 (67,254) ( 18 .2 )
HD Hyundai Co. Ltd. 5,686 953,599 (66,030) ( 17 .9 )
HD Hyundai Heavy Industries Co. Ltd. 2,169 694,774 (61,268) ( 16 .6 )
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. 4,315 1,000,076 (160,984) ( 43 .7 )
Industrial Bank of Korea 57,481 830,290 (60,353) ( 16 .4 )
Korea Electric Power Corp. 31,621 898,996 (118,924) ( 32 .3 )
LG Uplus Corp. 62,309 647,992 (9,513) ( 2 .6 )
Samsung Electronics Co. Ltd. 12,689 1,484,123 (159,099) ( 43 .2 )
Samsung SDS Co. Ltd. 7,367 746,411 (56,564) ( 15 .3 )
SK hynix, Inc. 2,455 1,392,881 (197,548) ( 53 .6 )
SK Telecom Co. Ltd. 15,003 776,260 (22,337) ( 6 .1 )
Taiwan
Asia Cement Corp. 639,000 698,683 9,036 2 .5
ASPEED Technology, Inc. 2,000 689,390 (46,277) ( 12 .6 )
Evergreen Marine Corp. Taiwan Ltd. 126,000 794,802 (61,993) ( 16 .8 )
International Games System Co. Ltd. 48,000 1,146,576 56,585 15 .3
Pegatron Corp. 343,000 831,618 (5,046) ( 1 .4 )
United Microelectronics Corp. 644,000 1,154,435 (64,905) ( 17 .6 )

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Preferred Stocks
Brazil
Banco Bradesco SA (Preference) 233,800 865,266 17,545 4 .8
Cia Energetica de Minas Gerais (Preference) 277,100 674,582 39,237 10 .6
Short Positions
Common Stocks
Brazil
Raia Drogasil SA (265,710) (1,207,015) (10,022) ( 2 .7 )
Rede D'Or Sao Luiz SA (158,700) (1,193,961) (59,300) ( 16 .1 )
Malaysia
Gamuda Bhd. (829,200) (769,971) 105,037 28 .5
South Korea
Alteogen, Inc. (2,936) (665,931) 29,195 7 .9
Amorepacific Corp. (7,285) (671,570) (25,928) ( 7 .0 )
Celltrion, Inc. (7,516) (1,005,058) 29,000 7 .9
Doosan Co. Ltd. (1,047) (760,351) 15,826 4 .3
Hanwha Aerospace Co. Ltd. (835) (712,010) 61,611 16 .7
Hanwha Ocean Co. Ltd. (8,619) (709,490) 54,379 14 .8
Kakao Corp. (25,194) (777,796) 85,393 23 .2
KakaoBank Corp. (42,756) (696,674) (12,772) ( 3 .5 )
LG Chem Ltd. (4,161) (850,506) 4,038 1 .1
POSCO Future M Co. Ltd. (6,580) (908,973) (60,380) ( 16 .4 )
POSCO Holdings, Inc. (4,530) (1,019,988) 16,227 4 .4
Samsung SDI Co. Ltd. (6,058) (1,678,583) (104,708) ( 28 .4 )
Samyang Foods Co. Ltd. (1,687) (1,367,623) (148,539) ( 40 .3 )
SK Innovation Co. Ltd. (15,145) (1,111,439) 10,301 2 .8
Yuhan Corp. (10,832) (692,464) 27,354 7 .4
Taiwan
China Steel Corp. (1,605,000) (959,415) 4,316 1 .2
Formosa Plastics Corp. (640,000) (931,036) (3,746) ( 1 .0 )
Global Unichip Corp. (20,000) (1,416,778) 60,702 16 .5
Mega Financial Holding Co. Ltd. (544,000) (660,220) 7,498 2 .0
Nan Ya Plastics Corp. (270,000) (645,482) 74,596 20 .2
Quanta Computer, Inc. (81,000) (728,916) 1,269 0 .3
Wistron Corp. (215,000) (854,972) 43,684 11 .8

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | March 2026

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 174.4%
COMMON STOCKS - 93.4%
Communication Services - 3 .9%
Diversified Telecommunication Services - 1 .3%
AT&T, Inc. (a)
22,848 662,364
Elisa OYJ (Finland) (2)(a)
3,842 187,145
GCI Liberty, Inc., Class C *(a)(b)
157 5,842
Iridium Communications, Inc. (a)(b)
13,598 377,209
Koninklijke KPN NV (Netherlands)
(2)(a) 31,043 173,022
Liberty Global Ltd., Class A
(Belgium) *(a) 25,100 303,459
Orange SA (France) (2)(a)
10,188 208,885
Quebecor, Inc., Class B (Canada)
851 36,136
Telenor ASA (Norway) (a)
11,364 199,867
Telia Co. AB (Sweden) (2)(a)
49,930 255,805
Verizon Communications, Inc. (a)
7,022 352,504
2,762,238
Entertainment - 0 .7%
Netflix, Inc. *(a)
9,028 868,042
Roku, Inc., Class A *(a)(b)
1,353 128,021
Square Enix Holdings Co. Ltd.
(Japan) (2)(a) 7,700 122,707
Take-Two Interactive Software, Inc.
*(a) 486 95,985
Warner Music Group Corp., Class
A (a)(b) 12,678 323,796
1,538,551
Interactive Media & Services - 0 .4%
IAC, Inc. *(a)(b)
2,982 119,370
LY Corp. (Japan) (2)(a)
55,000 132,612
Meta Platforms, Inc., Class A (a)(b)
334 191,091
Scout24 SE (Germany) (2)(a)(c)
514 39,659
Snap, Inc., Class A *(a)(b)
45,648 209,981
ZoomInfo Technologies, Inc., Class
A *(a)(b) 30,604 183,012
875,725
Media - 0 .9%
Charter Communications, Inc., Class
A *(a)(b) 1,458 314,753
CyberAgent, Inc. (Japan) (2)(a)
7,000 59,886
DoubleVerify Holdings, Inc. *(a)
12,976 123,272
ITV plc (United Kingdom) (2)(a)
6,848 6,926
New York Times Co. (The), Class
A (a) 3,350 280,496
Omnicom Group, Inc. (a)(b)
3,376 254,247
Paramount Skydance Corp., Class
B (a) 175 1,578
Sirius XM Holdings, Inc. (a)(b)
5,789 133,610
TBS Holdings, Inc. (Japan) (2)(a)
2,200 79,269
Trade Desk, Inc. (The), Class A *(a)
(b) 4,145 94,050
Versant Media Group, Inc. *(a)
11,839 438,280
1,786,367
INVESTMENTS SHARES VALUE ($)
Wireless Telecommunication Services - 0 .6%
Freenet AG (Germany) (2)(a)
3,358 103,396
Tele2 AB, Class B (Sweden) (2)(a)
2,234 46,238
T-Mobile US, Inc. (a)
2,686 564,141
Vodafone Group plc (United
Kingdom) (2)(a) 390,211 588,575
1,302,350
Total Communication Services 8,265,231
Consumer Discretionary - 12 .4%
Automobile Components - 1 .0%
Aisin Corp. (Japan) (2)(a)
400 5,635
Autoliv, Inc. (Sweden) (a)(b)
2,839 298,549
BorgWarner, Inc. (a)
4,655 252,580
Goodyear Tire & Rubber Co. (The)
*(a)(b) 84,225 558,412
Lear Corp. (a)
906 109,699
Magna International, Inc. (Canada)
(a) 4,069 227,245
Niterra Co. Ltd. (Japan) (2)(a)
2,200 103,734
Pirelli & C SpA (Italy) (2)(a)(c)
15,876 109,853
Sumitomo Electric Industries Ltd.
(Japan) (2)(a) 6,700 380,695
Valeo SE (France) (2)(a)
5,586 68,405
2,114,807
Automobiles - 1 .0%
Bayerische Motoren Werke AG
(Germany) (2)(a) 831 76,873
General Motors Co. (a)
8,056 600,172
Harley-Davidson, Inc.
3,724 75,299
Lucid Group, Inc. *(a)(b)
11,016 104,983
Mazda Motor Corp. (Japan) (2)(a)
17,100 116,960
Mercedes-Benz Group AG
(Germany) (2)(a) 7,670 471,420
Renault SA (France) (2)(a)
12,603 432,080
Stellantis NV (2)
16,915 122,255
Subaru Corp. (Japan) (2)(a)
3,400 54,779
2,054,821
Broadline Retail - 0 .9%
Canadian Tire Corp. Ltd., Class A
(Canada) (a) 288 38,731
Dillard's, Inc., Class A (a)
105 60,072
Etsy, Inc. *
3,016 150,740
Isetan Mitsukoshi Holdings Ltd.
(Japan) (2)(a) 30,300 558,291
Macy's, Inc. (a)
33,424 604,640
Pan Pacific International Holdings
Corp. (Japan) (2)(a) 51,900 316,603
Ryohin Keikaku Co. Ltd. (Japan) (2)
(a) 4,200 89,626
1,818,703

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Distributors - 0 .4%
Genuine Parts Co. (a)(b)
5,237 553,813
LKQ Corp. (a)(b)
5,445 159,920
Pool Corp. (a)(b)
1,089 220,337
934,070
Diversified Consumer Services - 0 .5%
ADT, Inc. (a)
31,341 205,910
Bright Horizons Family Solutions,
Inc. *(a) 3,275 268,976
Graham Holdings Co., Class B (a)
213 225,196
Grand Canyon Education, Inc. *(a)
(b) 524 89,096
Pearson plc (United Kingdom) (2)(a)
5,567 73,395
Service Corp. International (a)(b)
1,004 82,840
945,413
Hotels, Restaurants & Leisure - 2 .7%
Airbnb, Inc., Class A *(a)
593 74,884
Aramark (a)
8,966 363,482
Booking Holdings, Inc. (a)
50 210,516
Caesars Entertainment, Inc. *
4,342 114,759
Carnival Corp. (a)
13,405 346,921
Chipotle Mexican Grill, Inc., Class
A *(a)(b) 3,112 99,615
Churchill Downs, Inc.
263 23,625
Darden Restaurants, Inc. (a)
1,773 347,579
Domino's Pizza, Inc. (a)
1,720 617,119
DraftKings, Inc., Class A *(a)(b)
10,462 226,188
Expedia Group, Inc. (a)(b)
888 205,030
Hilton Grand Vacations, Inc. *(a)(b)
2,973 116,304
InterContinental Hotels Group plc
(2)(a) 137 18,067
Las Vegas Sands Corp. (a)
9,833 529,802
McDonald's Corp. (a)(b)
1,663 516,844
McDonald's Holdings Co. Japan Ltd.
(Japan) (2)(a) 100 5,227
MGM Resorts International *(a)(b)
4,409 163,177
Penn Entertainment, Inc. *(a)(b)
11,941 179,473
Restaurant Brands International, Inc.
(Canada) (a) 234 17,316
Skylark Holdings Co. Ltd. (Japan)
(2)(a) 1,800 38,802
Texas Roadhouse, Inc., Class A (a)
(b) 4,437 732,726
Travel + Leisure Co. (a)
1,867 129,178
Viking Holdings Ltd. *(a)
6,589 484,160
Wynn Resorts Ltd. (a)(b)
1,163 118,103
5,678,897
Household Durables - 1 .3%
Bellway plc (United Kingdom) (2)(a)
3,237 79,604
DR Horton, Inc. (a)(b)
261 35,815
Garmin Ltd. (a)
1,621 376,088
KB Home (a)(b)
2,031 105,104
Lennar Corp., Class A
5,006 434,721
Mohawk Industries, Inc. *(a)(b)
5,296 521,444
Newell Brands, Inc. (a)(b)
18,745 64,295
INVESTMENTS SHARES VALUE ($)
Household Durables - 1.3% (continued)
Open House Group Co. Ltd. (Japan)
(2)(a) 800 51,273
PulteGroup, Inc. (a)
326 38,341
SEB SA (France) (2)(a)
894 46,191
Sekisui House Ltd. (Japan) (2)(a)
9,900 221,830
Taylor Morrison Home Corp., Class
A *(a) 6,536 380,657
Toll Brothers, Inc. (a)
1,720 234,728
Whirlpool Corp.
4,625 249,380
2,839,471
Leisure Products - 0 .5%
Bandai Namco Holdings, Inc.
(Japan) (2)(a) 8,900 219,567
Brunswick Corp. (a)(b)
4,199 305,519
Hasbro, Inc. (a)
1,314 122,990
Mattel, Inc. *(a)
7,119 103,439
Polaris, Inc. (a)
4,900 267,050
YETI Holdings, Inc. *(a)(b)
2,661 97,366
1,115,931
Specialty Retail - 2 .4%
Abercrombie & Fitch Co., Class A
*(a) 6,960 635,935
Aritzia, Inc. (Canada) *(a)
1,660 135,464
AutoNation, Inc. *(a)(b)
811 158,356
Avolta AG (Switzerland) (2)*(a)
2,735 163,981
Bath & Body Works, Inc. (a)
21,302 397,708
Best Buy Co., Inc. (a)(b)
2,835 182,007
Burlington Stores, Inc. *(a)(b)
926 301,302
CarMax, Inc. *(a)
11,127 462,661
Five Below, Inc. *(a)
432 98,703
Gap, Inc. (The) (a)
15,832 383,134
H & M Hennes & Mauritz AB, Class
B (Sweden) (2)(a) 9,912 185,442
Industria de Diseno Textil SA (Spain)
(2)(a) 1,199 69,792
JB Hi-Fi Ltd. (Australia) (2)(a)
1,966 99,478
Kingfisher plc (United Kingdom) (2)
(a) 23,282 88,526
Murphy USA, Inc. (a)(b)
69 34,084
Ross Stores, Inc. (a)
1,259 272,737
Shimamura Co. Ltd. (Japan) (2)(a)
4,200 87,934
TJX Cos., Inc. (The) (a)(b)
5,030 803,291
USS Co. Ltd. (Japan) (2)(a)
10,800 113,603
Williams-Sonoma, Inc. (a)
2,839 517,635
5,191,773
Textiles, Apparel & Luxury Goods - 1 .7%
adidas AG (Germany) (2)(a)
3,509 567,955
Burberry Group plc (United
Kingdom) (2)*(a) 7,497 109,697
Cie Financiere Richemont SA
(Registered) (Switzerland) (2)(a) 2,102 371,142
Columbia Sportswear Co. (a)
2,771 151,878
Deckers Outdoor Corp. *(a)
1,073 107,397
HUGO BOSS AG (Germany) (2)(a)
5,153 223,052

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Textiles, Apparel & Luxury Goods - 1.7% (continued)
LVMH Moet Hennessy Louis Vuitton
SE (France) (2)(a) 244 133,382
Pandora A/S (Denmark) (2)(a)
5,275 377,025
Puma SE (Germany) (2)
1,530 39,679
PVH Corp. (a)(b)
2,014 140,497
Ralph Lauren Corp., Class A (a)
1,010 347,430
Tapestry, Inc. (a)
3,915 552,446
Under Armour, Inc., Class A *(a)(b)
20,269 119,790
VF Corp. (a)(b)
26,272 446,361
3,687,731
Total Consumer Discretionary 26,381,617
Consumer Staples - 5 .2%
Beverages - 0 .7%
Asahi Group Holdings Ltd. (Japan)
(2)(a) 14,900 148,771
Boston Beer Co., Inc. (The), Class
A *(a) 350 80,640
Carlsberg A/S, Class B (Denmark)
(a) 167 20,747
Coca-Cola Consolidated, Inc. (a)
1,070 205,162
Kirin Holdings Co. Ltd. (Japan) (2)
(a) 37,100 590,120
Molson Coors Beverage Co., Class
B (a)(b) 2,461 105,971
PepsiCo, Inc. (a)(b)
1,701 264,148
1,415,559
Consumer Staples Distribution & Retail - 2 .0%
Albertsons Cos., Inc., Class A (a)(b)
6,683 113,878
Carrefour SA (France) (2)(a)
38,550 713,786
Casey's General Stores, Inc. (a)
72 52,406
Costco Wholesale Corp. (a)
495 493,233
Dollar General Corp. (a)
1,597 189,612
Dollar Tree, Inc. *
2,522 276,184
Empire Co. Ltd., Class A (Canada)
(a) 1,822 65,265
George Weston Ltd. (Canada) (a)
2,296 162,210
Koninklijke Ahold Delhaize NV
(Netherlands) (a) 8,237 383,591
Kroger Co. (The) (a)
7,332 530,544
Metro, Inc., Class A (Canada) (a)
1,020 69,789
Seven & i Holdings Co. Ltd. (Japan)
(2)(a) 1,600 21,519
Sprouts Farmers Market, Inc. *(a)(b)
6,609 509,752
Target Corp. (a)
4,097 496,556
Tesco plc (United Kingdom) (2)(a)
14,793 92,975
4,171,300
Food Products - 1 .5%
Archer-Daniels-Midland Co. (a)(b)
5,040 366,358
Barry Callebaut AG (Registered)
(Switzerland) (2)(a) 40 70,344
Conagra Brands, Inc. (a)(b)
28,939 454,921
Danone SA (France) (2)(a)
1,333 106,516
Darling Ingredients, Inc. *(a)
4,262 263,605
General Mills, Inc. (a)
9,142 340,265
INVESTMENTS SHARES VALUE ($)
Food Products - 1.5% (continued)
Ingredion, Inc. (a)
4,018 452,668
Marzetti Co. (The) (a)
1,125 155,621
MEIJI Holdings Co. Ltd. (Japan) (2)
(a) 3,000 73,163
Mowi ASA (Norway) (2)(a)
594 13,510
Orkla ASA (Norway) (2)(a)
1,650 20,765
Saputo, Inc. (Canada) (a)
2,000 62,483
Seaboard Corp.
22 124,388
Smithfield Foods, Inc.
2,814 78,708
Tyson Foods, Inc., Class A (a)
8,159 522,747
WH Group Ltd. (Hong Kong) (2)(a)
(c) 20,500 26,946
Wilmar International Ltd. (China) (2)
9,000 27,039
Yamazaki Baking Co. Ltd. (Japan)
(2)(a) 4,700 105,059
3,265,106
Household Products - 0 .6%
Clorox Co. (The) (a)
1,325 137,310
Colgate-Palmolive Co. (a)
5,105 435,099
Essity AB, Class B (Sweden) (2)(a)
13,463 346,979
Reckitt Benckiser Group plc (United
Kingdom) (2)(a) 3,780 254,169
1,173,557
Personal Care Products - 0 .2%
BellRing Brands, Inc. *(a)(b)
10,002 160,932
elf Beauty, Inc. *(a)(b)
629 38,124
Kao Corp. (Japan) (a)
2,400 93,426
Shiseido Co. Ltd. (Japan) (2)(a)
9,400 192,044
484,526
Tobacco - 0 .2%
Altria Group, Inc. (a)
3,002 198,102
British American Tobacco plc (United
Kingdom) (2)(a) 1,127 65,432
Imperial Brands plc (United
Kingdom) (2)(a) 1,483 60,133
Philip Morris International, Inc. (a)
801 132,437
456,104
Total Consumer Staples 10,966,152
Energy - 4 .0%
Energy Equipment & Services - 0 .6%
Halliburton Co. (a)(b)
5,832 227,390
NOV, Inc.
2,519 47,382
Saipem SpA (Italy) (2)(a)
110,288 504,606
SBM Offshore NV (Netherlands) (2)
(a) 1,689 67,354
TechnipFMC plc (United Kingdom)
(a) 7,253 501,400
Weatherford International plc
620 58,640
1,406,772

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 3 .4%
Antero Resources Corp. *(a)
3,745 158,938
ARC Resources Ltd. (Canada) (a)
5,683 118,268
BP plc (2)(a)
9,299 72,781
Canadian Natural Resources Ltd.
(Canada) (a) 8,869 432,644
Cenovus Energy, Inc. (Canada) (a)
8,724 231,536
Chevron Corp. (a)
761 157,451
Chord Energy Corp. (a)(b)
561 79,763
ConocoPhillips (a)(b)
2,200 290,400
DCC plc (United Kingdom) (2)
375 23,226
ENEOS Holdings, Inc. (Japan) (2)(a)
12,700 114,429
Eni SpA (Italy) (2)(a)
20,670 587,726
EOG Resources, Inc. (a)
798 115,367
EQT Corp. (a)(b)
3,763 239,477
Equinor ASA (Norway) (2)(a)
13,871 590,965
Exxon Mobil Corp.
128 21,717
Frontline plc (Norway) (2)(a)
3,979 139,804
Harbour Energy plc (United
Kingdom) (2)(a) 28,100 111,738
Idemitsu Kosan Co. Ltd. (Japan) (2)
(a) 11,700 114,865
Kinder Morgan, Inc. (a)(b)
10,602 355,485
Koninklijke Vopak NV (Netherlands)
(2)(a) 1,109 60,025
Marathon Petroleum Corp. (a)
167 40,778
Murphy Oil Corp. (a)(b)
888 36,630
Occidental Petroleum Corp. (a)(b)
9,972 648,180
Ovintiv, Inc. (a)
4,444 263,796
PBF Energy, Inc., Class A (a)
1,053 50,144
Permian Resources Corp., Class
A (a) 7,773 165,720
Phillips 66 (a)
2,306 420,107
Repsol SA (Spain) (2)(a)
13,461 378,907
Suncor Energy, Inc. (Canada) (a)
3,951 261,327
TotalEnergies SE (France) (2)(a)
7,750 711,250
Tourmaline Oil Corp. (Canada)
250 11,965
Valero Energy Corp. (a)
279 68,935
Whitehaven Coal Ltd. (Australia) (2)
(a) 5,474 35,321
Yancoal Australia Ltd. (Australia)
(2)(a) 9,550 55,079
7,164,744
Total Energy 8,571,516
Financials - 15 .3%
Banks - 6 .2%
ABN AMRO Bank NV, CVA
(Netherlands) (2)(a)(c) 11,569 366,747
ANZ Group Holdings Ltd. (Australia)
(2)(a) 1,202 30,225
Banco Bilbao Vizcaya Argentaria SA
(Spain) (2)(a) 23,281 502,860
Banco Comercial Portugues SA,
Class R (Portugal) (2) 55,804 54,351
Banco Santander SA (Spain) (2)(a)
28,261 316,826
Bank of America Corp. (a)(b)
10,314 502,807
INVESTMENTS SHARES VALUE ($)
Banks - 6.2% (continued)
Bank of Montreal (Canada) (a)
563 76,256
Bank of Nova Scotia (The) (Canada)
(a) 2,036 141,192
Bankinter SA (Spain) (2)(a)
1,533 24,279
Barclays plc (United Kingdom) (2)(a)
31,587 165,310
BNP Paribas SA (France) (2)(a)
9,524 907,291
BOC Hong Kong Holdings Ltd.
(China) (2) 17,000 93,789
BOK Financial Corp. (a)(b)
296 37,906
CaixaBank SA (Spain) (2)(a)
30,397 364,389
Canadian Imperial Bank of
Commerce (Canada) (a) 1,465 138,844
Citigroup, Inc. (a)
2,436 276,267
Citizens Financial Group, Inc. (a)
5,926 355,382
Commonwealth Bank of Australia
(Australia) (2)(a) 697 81,623
Concordia Financial Group Ltd.
(Japan) (2)(a) 12,700 113,363
Credit Agricole SA (France) (2)(a)
37,787 705,270
Danske Bank A/S (Denmark) (2)(a)
10,199 502,633
First Horizon Corp. (a)
5,377 122,380
Fukuoka Financial Group, Inc.
(Japan) (2)(a) 6,600 252,751
Iyogin Holdings, Inc. (Japan) (2)(a)
4,400 81,290
Japan Post Bank Co. Ltd. (Japan)
(2)(a) 8,300 135,375
Jyske Bank A/S (Registered)
(Denmark) (2)(a) 1,022 140,241
KBC Group NV (Belgium) (2)(a)
4,270 522,614
KeyCorp (a)
10,852 217,583
Kyoto Financial Group, Inc. (Japan)
(2)(a) 4,200 110,664
Lloyds Banking Group plc (United
Kingdom) (2)(a) 390,481 483,976
Mizuho Financial Group, Inc.
(Japan) (2)(a) 11,300 457,467
NatWest Group plc (United
Kingdom) (2)(a) 24,895 184,421
Nordea Bank Abp (Finland) (2)(a)
12,670 218,167
Oversea-Chinese Banking Corp.
Ltd. (Singapore) (2) 3,800 65,085
PNC Financial Services Group, Inc.
(The) (a)(b) 641 133,386
Popular, Inc.
2,785 373,663
Prosperity Bancshares, Inc. (a)(b)
5,570 374,193
Resona Holdings, Inc. (Japan) (2)(a)
39,500 450,606
Shizuoka Financial Group, Inc.
(Japan) (2)(a) 20,300 337,073
Societe Generale SA (France) (2)(a)
7,100 518,420
Sumitomo Mitsui Trust Group, Inc.
(Japan) (2)(a) 21,400 681,732
Svenska Handelsbanken AB, Class
A (Sweden) (2)(a) 1,590 20,962
Swedbank AB, Class A (Sweden)
(2)(a) 5,330 181,665
Texas Capital Bancshares, Inc. *(a)
(b) 3,303 313,389

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Banks - 6.2% (continued)
Toronto-Dominion Bank (The)
(Canada) (a) 733 68,458
Unicaja Banco SA (Spain) (2)(a)(c)
44,265 131,367
UniCredit SpA (Italy) (2)(a)
4,495 322,488
Valley National Bancorp (a)(b)
1,805 22,165
Wells Fargo & Co.
1,202 95,691
Wintrust Financial Corp. (a)(b)
221 30,706
Zions Bancorp NA (a)
5,013 288,849
13,094,437
Capital Markets - 3 .3%
Ameriprise Financial, Inc. (a)
1,194 530,614
Amundi SA (France) (2)(a)(c)
261 22,430
Azimut Holding SpA (Italy) (2)(a)
2,420 91,953
Bank of New York Mellon Corp.
(The) (a) 2,481 294,321
Deutsche Bank AG (Registered)
(Germany) (2)(a) 35,376 1,052,793
Evercore, Inc., Class A (a)(b)
1,140 340,301
Federated Hermes, Inc., Class B
(a)(b) 1,289 73,099
Goldman Sachs Group, Inc. (The)
(a)(b) 494 417,919
Houlihan Lokey, Inc., Class A (a)
149 21,399
IGM Financial, Inc. (Canada) (a)
428 20,392
Invesco Ltd. (a)
16,250 394,713
Investec plc (United Kingdom) (2)(a)
3,054 23,539
Janus Henderson Group plc
395 20,291
Julius Baer Group Ltd. (Switzerland)
(2)(a) 1,065 78,335
KKR & Co., Inc. (a)
3,135 289,988
Man Group plc (United Kingdom)
(2)(a) 3,064 10,315
MarketAxess Holdings, Inc. (a)
1,146 189,067
Morgan Stanley (a)(b)
1,196 196,826
Nasdaq, Inc. (a)(b)
287 24,363
Nomura Holdings, Inc. (Japan) (2)(a)
54,600 429,923
Northern Trust Corp. (a)
1,358 189,536
State Street Corp. (a)
2,521 319,058
Stifel Financial Corp. (a)
11,757 869,077
Swissquote Group Holding SA
(Registered) (Switzerland) (2)(a) 172 85,439
Tradeweb Markets, Inc., Class A (a)
1,367 160,841
UBS Group AG (Registered)
(Switzerland) (2)(a) 14,956 583,185
Virtu Financial, Inc., Class A (a)(b)
6,580 289,388
7,019,105
Consumer Finance - 0 .6%
Ally Financial, Inc. (a)
11,590 454,676
Capital One Financial Corp. (a)
2,853 520,473
FirstCash Holdings, Inc. (a)
74 13,912
OneMain Holdings, Inc. (a)
6,366 340,517
1,329,578
INVESTMENTS SHARES VALUE ($)
Financial Services - 1 .1%
Apollo Global Management, Inc. (a)
(b) 2,168 241,559
Corpay, Inc. *(a)(b)
405 117,851
Essent Group Ltd. (a)
1,689 98,705
Euronet Worldwide, Inc. *(a)(b)
1,098 72,874
Fidelity National Information
Services, Inc. 6,362 298,441
Fiserv, Inc. *(a)(b)
2,737 152,725
MGIC Investment Corp. (a)
8,274 217,192
Nexi SpA (Italy) (2)(a)(c)
5,849 21,787
ORIX Corp. (Japan) (2)(a)
3,500 103,850
Poste Italiane SpA (Italy) (2)(a)(c)
8,082 190,240
Sony Financial Group, Inc. (Japan)
(2) 285,700 261,717
Tokyo Century Corp. (Japan) (2)(a)
3,100 40,128
Western Union Co. (The) (a)(b)
27,302 238,346
WEX, Inc. *(a)
1,082 165,589
2,221,004
Insurance - 4 .1%
Aegon Ltd. (2)(a)
83,237 608,731
Ageas SA/NV (Belgium) (2)(a)
1,704 125,436
Allstate Corp. (The)
338 70,081
American Financial Group, Inc. (a)
(b) 2,097 267,808
American International Group, Inc.
(a)(b) 5,343 402,061
Arch Capital Group Ltd. *(a)
1,836 176,238
Assured Guaranty Ltd. (a)
2,214 180,397
AXA SA (France) (2)
2,520 115,798
Axis Capital Holdings Ltd. (a)
2,731 276,951
Chubb Ltd. (a)
1,194 389,160
CNA Financial Corp. (a)(b)
1,877 86,192
CNO Financial Group, Inc. (a)
3,566 146,420
Daiichi Life Group, Inc. (Japan) (2)
(a) 26,200 241,616
Everest Group Ltd. (a)
529 172,904
Fairfax Financial Holdings Ltd.
(Canada) (a) 31 52,821
Fidelity National Financial, Inc. (a)
5,886 272,993
First American Financial Corp. (a)
1,236 74,518
Hanover Insurance Group, Inc.
(The) (a) 1,484 257,251
iA Financial Corp., Inc. (Canada) (a)
508 56,376
Japan Post Holdings Co. Ltd.
(Japan) (2)(a) 26,100 301,363
Loews Corp. (a)(b)
421 44,938
Manulife Financial Corp. (Canada)
(a) 4,952 170,584
Mapfre SA (Spain) (2)
4,716 21,017
MetLife, Inc. (a)
5,067 358,338
MS&AD Insurance Group Holdings,
Inc. (Japan) (2)(a) 4,200 109,601
NN Group NV (Netherlands) (2)(a)
5,049 394,306
Old Republic International Corp. (a)
1,121 44,728
Primerica, Inc. (a)(b)
124 31,060
Principal Financial Group, Inc. (a)(b)
3,290 296,462

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Insurance - 4.1% (continued)
Prudential Financial, Inc. (a)(b)
852 83,232
QBE Insurance Group Ltd.
(Australia) (2)(a) 18,478 272,675
Reinsurance Group of America, Inc.
(a) 1,709 348,909
RenaissanceRe Holdings Ltd.
1,095 325,467
SCOR SE (France) (2)(a)
4,531 161,940
Selective Insurance Group, Inc. (a)
2,936 221,345
Storebrand ASA (Norway) (2)(a)
8,070 145,662
Talanx AG (Germany) (2)(a)
764 94,803
Travelers Cos., Inc. (The) (a)(b)
2,359 688,073
Unipol Assicurazioni SpA (Italy) (2)
(a) 5,744 133,434
Unum Group (a)(b)
4,519 330,023
Zurich Insurance Group AG
(Switzerland) (2)(a) 323 228,302
8,780,014
Total Financials 32,444,138
Health Care - 8 .5%
Biotechnology - 1 .5%
Biogen, Inc. *(a)(b)
2,539 465,475
BioMarin Pharmaceutical, Inc. *(a)
7,282 411,360
Exelixis, Inc. *(a)
5,641 241,942
Halozyme Therapeutics, Inc. *(a)(b)
1,750 113,103
Incyte Corp. *(a)(b)
2,346 220,806
Neurocrine Biosciences, Inc. *(a)
2,514 331,194
Regeneron Pharmaceuticals, Inc. (a)
618 477,492
Roivant Sciences Ltd. *(a)
2,952 81,770
Sarepta Therapeutics, Inc. *(a)(b)
8,836 192,271
Ultragenyx Pharmaceutical, Inc. *(a)
(b) 17,140 359,083
United Therapeutics Corp. *(a)
465 275,736
Zealand Pharma A/S (Denmark)
(2)*(a) 1,071 49,876
3,220,108
Health Care Equipment & Supplies - 1 .1%
Asahi Intecc Co. Ltd. (Japan) (2)(a)
12,200 260,519
Baxter International, Inc.
5,873 98,667
Cooper Cos., Inc. (The) *(a)(b)
5,448 389,532
DENTSPLY SIRONA, Inc. (a)
19,898 230,817
Edwards Lifesciences Corp. *(a)(b)
642 51,411
Envista Holdings Corp. *(a)
3,859 97,903
Globus Medical, Inc., Class A *(a)
355 30,587
Haemonetics Corp. *(a)
3,019 170,151
Hoya Corp. (Japan) (2)(a)
700 121,352
Insulet Corp. *
226 47,424
Lantheus Holdings, Inc. *(a)(b)
1,403 106,418
LivaNova plc *(a)
2,888 183,561
STERIS plc (a)(b)
1,094 241,916
Stryker Corp. (a)
919 301,974
2,332,232
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 1 .2%
Centene Corp. *(a)
17,606 576,420
Chemed Corp. (a)
490 185,093
Cigna Group (The) (a)(b)
826 220,335
DaVita, Inc. *(a)
2,072 318,446
Encompass Health Corp. (a)
1,200 116,076
Ensign Group, Inc. (The) (a)
146 29,419
Fresenius Medical Care AG
(Germany) (2)(a) 6,773 306,936
HCA Healthcare, Inc. (a)
131 61,994
Molina Healthcare, Inc. *(a)(b)
3,865 515,205
Tenet Healthcare Corp. *(a)
1,149 216,828
Universal Health Services, Inc.,
Class B (a) 540 96,644
2,643,396
Health Care Technology - 0 .5%
Certara, Inc. *(a)(b)
13,189 75,177
Doximity, Inc., Class A *(a)(b)
6,795 158,323
Pro Medicus Ltd. (Australia) (2)(a)
3,185 262,498
Veeva Systems, Inc., Class A *(a)(b)
3,145 552,451
1,048,449
Life Sciences Tools & Services - 1 .2%
Agilent Technologies, Inc. (a)
2,170 247,337
Avantor, Inc. *(a)(b)
43,481 340,891
Bio-Rad Laboratories, Inc., Class A
*(a)(b) 135 37,631
Bruker Corp. (a)(b)
3,248 117,318
Danaher Corp. (a)
915 173,484
Illumina, Inc. *(a)(b)
2,733 336,869
IQVIA Holdings, Inc. *(a)
711 121,254
Medpace Holdings, Inc. *(a)(b)
1,319 633,371
Sotera Health Co. *(a)
11,569 165,899
West Pharmaceutical Services, Inc.
(a) 1,131 283,474
2,457,528
Pharmaceuticals - 3 .0%
Astellas Pharma, Inc. (Japan) (2)(a)
50,600 824,872
Bayer AG (Registered) (Germany)
(2)(a) 8,485 392,671
Bristol-Myers Squibb Co. (a)
21,396 1,297,667
Eli Lilly & Co. (a)
143 131,527
GSK plc (2)(a)
4,431 122,054
Ipsen SA (France) (2)(a)
931 173,989
Jazz Pharmaceuticals plc *(a)
2,222 420,069
Merck & Co., Inc. (a)
5,429 653,054
Novartis AG (Registered) (2)(a)
4,825 740,611
Ono Pharmaceutical Co. Ltd.
(Japan) (2)(a) 7,100 113,955
Organon & Co. (a)(b)
28,020 167,840
Otsuka Holdings Co. Ltd. (Japan)
(2)(a) 2,100 149,039
Pfizer, Inc. (a)
19,864 557,781
Roche Holding AG (2)(a)
664 264,996
Sanofi SA (2)(a)
2,571 248,281

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - 3.0% (continued)
Viatris, Inc. (a)
6,197 83,722
6,342,128
Total Health Care 18,043,841
Industrials - 19 .6%
Aerospace & Defense - 3 .0%
ATI, Inc. *(a)(b)
2,172 315,939
BWX Technologies, Inc. (a)(b)
1,518 310,416
Carpenter Technology Corp. (a)
977 385,085
Curtiss-Wright Corp. (a)(b)
516 351,458
Dassault Aviation SA (France) (2)(a)
582 216,622
General Dynamics Corp. (a)
1,513 519,292
Huntington Ingalls Industries, Inc.
(a)(b) 614 233,259
Kongsberg Gruppen ASA (Norway)
(a) 4,492 191,479
Leonardo DRS, Inc. (a)
2,674 119,046
Leonardo SpA (Italy) (2)(a)
6,001 408,185
Lockheed Martin Corp. (a)
1,409 851,585
Rheinmetall AG (Germany) (2)
135 227,716
RTX Corp. (a)
1,297 250,191
Saab AB, Class B (Sweden) (2)(a)
4,327 283,201
Safran SA (France) (2)(a)
935 305,959
Singapore Technologies Engineering
Ltd. (Singapore) (2) 22,400 190,114
Textron, Inc. (a)(b)
5,821 509,687
Thales SA (France) (2)(a)
1,789 524,616
Woodward, Inc. (a)
575 205,804
6,399,654
Air Freight & Logistics - 0 .9%
Deutsche Post AG (Germany) (2)
2,750 144,944
FedEx Corp. (a)
2,434 866,942
NIPPON EXPRESS HOLDINGS,
Inc. (Japan) (2)(a) 8,600 194,368
SG Holdings Co. Ltd. (Japan)
2,400 22,358
United Parcel Service, Inc., Class
B (a)(b) 5,989 589,198
1,817,810
Building Products - 1 .1%
Advanced Drainage Systems, Inc.
(a) 298 40,865
AGC, Inc. (Japan) (2)(a)
7,500 265,706
Allegion plc (a)
372 54,048
Armstrong World Industries, Inc. (a)
169 27,851
Carlisle Cos., Inc.
402 134,115
Johnson Controls International plc
(a) 3,022 395,731
Lennox International, Inc. (a)
81 37,595
Masco Corp. (a)
3,475 209,786
Nibe Industrier AB, Class B
(Sweden) (2) 12,150 50,768
Owens Corning (a)
6,954 752,562
Sanwa Holdings Corp. (Japan) (2)
(a) 1,000 22,742
Simpson Manufacturing Co., Inc. (a)
747 128,200
INVESTMENTS SHARES VALUE ($)
Building Products - 1.1% (continued)
Trex Co., Inc. *(a)(b)
6,117 222,781
2,342,750
Commercial Services & Supplies - 0 .9%
Brambles Ltd. (Australia) (2)(a)
10,088 158,324
Clean Harbors, Inc. *(a)
668 191,536
Copart, Inc. *(a)(b)
9,103 302,220
Dai Nippon Printing Co. Ltd. (Japan)
(2)(a) 10,000 182,200
ISS A/S (Denmark) (2)(a)
6,530 237,847
TOPPAN Holdings, Inc. (Japan) (2)
(a) 6,300 166,160
Veralto Corp. (a)
697 61,629
Waste Connections, Inc. (a)
3,350 544,174
1,844,090
Construction & Engineering - 1 .8%
AtkinsRealis Group, Inc. (Canada)
(a) 571 36,737
Bouygues SA (France) (2)(a)
582 33,731
Comfort Systems USA, Inc. (a)
352 485,405
Eiffage SA (France) (2)(a)
1,016 155,822
EMCOR Group, Inc. (a)
878 648,236
Everus Construction Group, Inc. *(a)
1,381 163,041
Kajima Corp. (Japan) (2)(a)
13,400 511,192
Kandenko Co. Ltd. (Japan) (2)(a)
5,300 201,292
Kinden Corp. (Japan) (2)(a)
6,300 283,427
Obayashi Corp. (Japan) (2)(a)
15,700 380,261
Shimizu Corp. (Japan) (2)(a)
24,900 446,734
Stantec, Inc. (Canada) (a)
216 18,673
Sterling Infrastructure, Inc. *(a)
263 107,112
Taisei Corp. (Japan) (2)(a)
800 82,881
Valmont Industries, Inc. (a)
251 100,292
Vinci SA (France) (2)(a)
312 46,831
Worley Ltd. (Australia) (2)(a)
10,739 84,358
3,786,025
Electrical Equipment - 1 .5%
ABB Ltd. (Registered) (Switzerland)
(2)(a) 5,861 476,546
Accelleron Industries AG
(Switzerland) (2)(a) 1,359 122,835
Acuity, Inc. (a)
1,079 302,357
Bloom Energy Corp., Class A *
174 23,575
EnerSys (a)
1,636 284,206
Furukawa Electric Co. Ltd. (Japan)
(2)(a) 1,300 249,574
Mitsubishi Electric Corp. (Japan) (2)
(a) 2,200 71,956
Nordex SE (Germany) (2)*(a)
1,607 87,087
nVent Electric plc (a)
3,052 360,991
Sensata Technologies Holding plc
269 9,474
Siemens Energy AG (Germany) (2)
(a) 4,546 783,956
Signify NV (2)(a)(c)
7,415 157,933
Vertiv Holdings Co., Class A (a)
672 168,390

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Electrical Equipment - 1.5% (continued)
Vestas Wind Systems A/S
(Denmark) (2)(a) 3,854 116,279
3,215,159
Ground Transportation - 1 .6%
Aurizon Holdings Ltd. (Australia) (2)
(a) 65,766 181,548
Canadian National Railway Co.
(Canada) (a) 1,439 148,110
Canadian Pacific Kansas City Ltd.
(Canada) (a) 348 27,385
Central Japan Railway Co. (Japan)
(2)(a) 11,200 291,213
CSX Corp. (a)(b)
2,835 116,377
Hankyu Hanshin Holdings, Inc.
(Japan) (2) 700 20,241
JB Hunt Transport Services, Inc. (a)
3,096 656,042
Knight-Swift Transportation
Holdings, Inc., Class A (a)(b) 5,519 317,784
Landstar System, Inc. (a)
3,375 541,046
Ryder System, Inc. (a)
1,490 305,018
Saia, Inc. *(a)(b)
1,386 486,874
Schneider National, Inc., Class B (a)
2,363 62,289
TFI International, Inc. (Canada) (a)
195 21,226
Union Pacific Corp. (a)(b)
682 165,467
West Japan Railway Co. (Japan)
1,100 21,680
3,362,300
Industrial Conglomerates - 0 .5%
3M Co. (a)(b)
2,005 291,186
CK Hutchison Holdings Ltd. (United
Kingdom) (2)(a) 6,500 49,894
Hikari Tsushin, Inc. (Japan) (2)(a)
400 101,765
Hitachi Ltd. (Japan) (2)(a)
1,900 55,737
Honeywell International, Inc. (a)
2,452 554,226
Sekisui Chemical Co. Ltd. (Japan)
(2)(a) 3,800 63,797
Swire Pacific Ltd., Class A (Hong
Kong) (2)(a) 2,500 27,324
1,143,929
Machinery - 3 .7%
Alfa Laval AB (Sweden) (2)(a)
794 43,432
Allison Transmission Holdings, Inc.
(a)(b) 1,438 168,332
Caterpillar, Inc. (a)(b)
458 324,475
CNH Industrial NV (a)
2,919 32,109
Cummins, Inc. (a)
1,438 773,673
Daimler Truck Holding AG
(Germany) (2)(a) 5,710 281,194
Donaldson Co., Inc. (a)(b)
762 64,671
Dover Corp. (a)(b)
1,973 411,272
FANUC Corp. (Japan) (2)(a)
9,300 324,170
Fincantieri SpA (Italy) (2)*(a)
15,217 234,805
Gates Industrial Corp. plc *(a)
6,550 148,095
GEA Group AG (Germany) (2)(a)
877 62,896
Graco, Inc. (a)
954 80,756
INVESTMENTS SHARES VALUE ($)
Machinery - 3.7% (continued)
Hitachi Construction Machinery Co.
Ltd. (Japan) (2)(a) 2,900 99,578
Illinois Tool Works, Inc. (a)
749 194,957
ITT, Inc. (a)
1,600 304,848
Kawasaki Heavy Industries Ltd.
(Japan) (2)(a) 5,000 94,036
Komatsu Ltd. (Japan) (2)(a)
6,600 262,816
Konecranes OYJ (Finland) (2)(a)
3,855 126,524
Kubota Corp. (Japan) (2)
4,300 68,908
Lincoln Electric Holdings, Inc. (a)
995 247,835
Makita Corp. (Japan) (2)(a)
700 23,006
Mueller Industries, Inc. (a)(b)
5,007 554,776
NGK Corp. (Japan) (2)(a)
4,700 121,131
Nordson Corp. (a)
89 23,679
Oshkosh Corp. (a)(b)
2,067 304,283
PACCAR, Inc. (a)
1,120 129,360
Pentair plc (a)
637 55,489
RBC Bearings, Inc. *(a)(b)
71 38,561
Rotork plc (United Kingdom) (2)(a)
3,950 16,425
Sandvik AB (Sweden) (2)(a)
2,493 95,835
Schindler Holding AG (Switzerland)
(2)(a) 458 150,862
Snap-on, Inc. (a)(b)
540 196,139
Toro Co. (The) (a)
4,781 446,737
VAT Group AG (Switzerland) (2)(a)
(c) 140 87,338
Wartsila OYJ Abp (Finland) (2)(a)
14,542 541,660
Watts Water Technologies, Inc.,
Class A (a) 864 250,811
Westinghouse Air Brake
Technologies Corp. (a) 795 198,678
Yangzijiang Shipbuilding Holdings
Ltd. (China) (2) 75,800 225,156
7,809,308
Marine Transportation - 0 .8%
AP Moller - Maersk A/S, Class B (2)
(a) 155 387,172
Kawasaki Kisen Kaisha Ltd. (Japan)
(2)(a) 9,100 153,704
Kirby Corp. *(a)
561 74,546
Mitsui OSK Lines Ltd. (Japan) (2)(a)
16,300 677,441
Nippon Yusen KK (Japan) (2)(a)
12,500 459,185
SITC International Holdings Co. Ltd.
(China) (2) 8,000 35,028
1,787,076
Passenger Airlines - 1 .1%
Air France-KLM (France) (2)*(a)
10,337 104,769
ANA Holdings, Inc. (Japan) (2)(a)
20,000 358,185
Delta Air Lines, Inc. (a)
1,815 120,661
Deutsche Lufthansa AG
(Registered) (Germany) (2)(a) 29,364 250,058
easyJet plc (United Kingdom) (2)(a)
34,608 161,025
International Consolidated Airlines
Group SA (United Kingdom) (2)(a) 104,322 495,145
Japan Airlines Co. Ltd. (Japan) (2)
(a) 7,500 122,448

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Passenger Airlines - 1.1% (continued)
Qantas Airways Ltd. (Australia) (2)
(a) 7,543 44,309
United Airlines Holdings, Inc. *(a)
7,013 645,687
2,302,287
Professional Services - 1 .6%
Adecco Group AG (Registered)
(Switzerland) (2)(a) 2,510 60,371
ALS Ltd. (Australia) (2)(a)
4,353 63,900
Broadridge Financial Solutions, Inc.
(a)(b) 219 35,583
CACI International, Inc., Class A
*(a)(b) 218 118,564
Clarivate plc *
2,920 7,388
Computershare Ltd. (Australia) (2)
(a) 1,351 26,645
Concentrix Corp. (a)
11,133 304,599
ExlService Holdings, Inc. *(a)
10,330 314,548
FTI Consulting, Inc. *(a)(b)
889 157,149
Genpact Ltd. (a)
9,865 367,471
Intertek Group plc (United Kingdom)
(2)(a) 1,254 61,018
Jacobs Solutions, Inc. (a)
2,674 340,347
KBR, Inc. (a)
2,482 91,487
Leidos Holdings, Inc. (a)(b)
693 107,775
ManpowerGroup, Inc. (a)(b)
9,719 286,322
Maximus, Inc. (a)(b)
1,038 66,536
RELX plc (United Kingdom) (2)(a)
707 23,163
Science Applications International
Corp. (a) 5,571 528,799
SS&C Technologies Holdings, Inc.
(a)(b) 3,590 242,576
Teleperformance SE (France) (2)
868 51,006
TransUnion (a)(b)
2,852 197,330
3,452,577
Trading Companies & Distributors - 1 .0%
Applied Industrial Technologies, Inc.
(a) 1,766 468,555
Finning International, Inc. (Canada)
(a) 694 42,944
Mitsui & Co. Ltd. (Japan) (2)(a)
10,100 390,392
Reece Ltd. (Australia) (2)(a)
4,122 38,356
SiteOne Landscape Supply, Inc. *(a)
230 30,615
Sojitz Corp. (Japan) (2)(a)
10,200 403,889
Sumitomo Corp. (Japan) (2)(a)
8,400 314,320
Toromont Industries Ltd. (Canada)
(a) 1,427 199,786
Toyota Tsusho Corp. (Japan) (2)(a)
3,000 116,270
WESCO International, Inc. (a)(b)
429 117,383
2,122,510
INVESTMENTS SHARES VALUE ($)
Transportation Infrastructure - 0 .1%
Aena SME SA (Spain) (a)(c)
5,139 151,587
Flughafen Zurich AG (Registered)
(Switzerland) (2)(a) 443 138,719
Getlink SE (France) (2)
620 13,379
303,685
Total Industrials 41,689,160
Information Technology - 10 .4%
Communications Equipment - 0 .2%
Ciena Corp. *
97 37,658
Telefonaktiebolaget LM Ericsson,
Class B (Sweden) (2)(a) 31,040 353,864
391,522
Electronic Equipment, Instruments & Components - 1 .7%
Advanced Energy Industries, Inc.
(a)(b) 274 88,423
Arrow Electronics, Inc. *(a)(b)
4,229 606,481
Avnet, Inc. (a)(b)
6,294 387,836
Azbil Corp. (Japan) (2)(a)
3,400 29,708
Celestica, Inc. (Canada) *(a)
901 254,166
Corning, Inc. (a)(b)
1,661 225,846
Fabrinet (Thailand) *(a)(b)
214 111,605
Flex Ltd. *(a)(b)
2,640 172,814
Hexagon AB, Class B (Sweden) (2)
(a) 4,877 47,464
Ingram Micro Holding Corp.
2,082 48,531
IPG Photonics Corp. *
625 71,619
Jabil, Inc. (a)(b)
537 142,643
Kyocera Corp. (Japan) (2)(a)
21,000 322,005
Murata Manufacturing Co. Ltd.
(Japan) (2)(a) 14,800 332,071
Omron Corp. (Japan) (2)(a)
4,300 123,707
TD SYNNEX Corp. (a)
2,234 376,898
TTM Technologies, Inc. *(a)(b)
1,253 122,067
Yokogawa Electric Corp. (Japan)
(2)(a) 5,800 179,242
3,643,126
IT Services - 1 .9%
Akamai Technologies, Inc. *(a)(b)
4,016 461,238
Amdocs Ltd. (a)
6,276 409,572
Cognizant Technology Solutions
Corp., Class A (a) 4,271 262,026
DXC Technology Co. *(a)(b)
19,605 246,435
Fujitsu Ltd. (Japan) (2)
6,600 134,974
Gartner, Inc. *(a)(b)
5,173 819,093
GoDaddy, Inc., Class A *(a)(b)
1,862 153,932
International Business Machines
Corp. (a)(b) 3,494 846,911
Kyndryl Holdings, Inc. *(a)
21,046 276,123
Otsuka Corp. (Japan) (2)(a)
3,300 63,177
VeriSign, Inc. (a)(b)
1,643 408,055
4,081,536

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 2 .8%
Advantest Corp. (Japan) (2)(a)
1,400 193,209
Amkor Technology, Inc. (a)(b)
15,747 709,087
ASM International NV (Netherlands)
(2)(a) 774 586,655
ASML Holding NV (Netherlands) (2)
(a) 102 135,635
BE Semiconductor Industries NV
(Netherlands) (2)(a) 690 147,794
Cirrus Logic, Inc. *(a)
294 42,518
Disco Corp. (Japan) (2)(a)
500 203,792
First Solar, Inc. *(a)
1,683 331,989
GLOBALFOUNDRIES, Inc. *(a)
8,463 376,434
Intel Corp. *(a)(b)
7,283 321,399
Lam Research Corp. (a)
1,195 255,324
Micron Technology, Inc. (a)
2,152 727,032
MKS, Inc. (a)(b)
1,700 390,677
Onto Innovation, Inc. *(a)
1,322 271,103
QUALCOMM, Inc.
3,179 409,392
Rambus, Inc. *(a)
3,079 264,886
Teradyne, Inc. (a)
1,522 451,212
Universal Display Corp. (a)(b)
1,305 119,616
5,937,754
Software - 2 .7%
Adobe, Inc. *(a)
4,479 1,088,755
Atlassian Corp., Class A *
647 44,158
Aurora Innovation, Inc. *(a)(b)
36,018 148,394
Autodesk, Inc. *(a)
570 136,458
BILL Holdings, Inc. *(a)(b)
3,016 115,513
CCC Intelligent Solutions Holdings,
Inc. *(a) 32,408 194,448
Commvault Systems, Inc. *(a)
349 27,184
Docusign, Inc., Class A *
6,529 309,540
Dynatrace, Inc. *(a)
9,740 360,185
Elastic NV *(a)
438 21,896
Fortinet, Inc. *(a)
7,928 647,876
Gitlab, Inc., Class A *
4,999 108,178
Microsoft Corp.
818 302,799
nCino, Inc. *(a)
10,610 158,938
Nutanix, Inc., Class A *(a)
7,300 277,473
Palantir Technologies, Inc., Class A
*(a)(b) 1,740 254,527
Pegasystems, Inc. (a)
4,680 199,181
RingCentral, Inc., Class A (a)(b)
8,820 328,016
SentinelOne, Inc., Class A *(a)(b)
9,859 126,984
Technology One Ltd. (Australia) (2)
(a) 6,519 123,746
Temenos AG (Registered)
(Switzerland) (2) 224 19,633
Trimble, Inc. *(a)(b)
2,509 163,662
Tyler Technologies, Inc. *(a)(b)
751 257,127
Zoom Communications, Inc., Class
A *(a) 5,075 407,979
5,822,650
INVESTMENTS SHARES VALUE ($)
Technology Hardware, Storage & Peripherals - 1 .1%
Brother Industries Ltd. (Japan) (2)(a)
11,100 205,495
Canon, Inc. (Japan) (2)(a)
7,000 194,231
Dell Technologies, Inc., Class C (a)
1,489 244,389
Hewlett Packard Enterprise Co. (a)
(b) 39,286 935,400
Ricoh Co. Ltd. (Japan) (2)(a)
17,100 144,555
Sandisk Corp. *(a)
146 92,760
Seiko Epson Corp. (Japan) (2)(a)
13,600 168,139
Super Micro Computer, Inc. *
2,179 49,616
Western Digital Corp. (a)(b)
722 195,294
2,229,879
Total Information Technology 22,106,467
Materials - 7 .7%
Chemicals - 2 .8%
Air Liquide SA (France) (2)(a)
144 29,765
Akzo Nobel NV (Netherlands) (2)
357 20,522
Albemarle Corp. (a)
833 149,549
Arkema SA (France) (2)(a)
651 44,696
Asahi Kasei Corp. (Japan) (2)(a)
2,500 24,461
Ashland, Inc. (a)(b)
1,899 105,603
CF Industries Holdings, Inc. (a)
5,387 699,448
Corteva, Inc. (a)
5,327 445,923
Dow, Inc. (a)(b)
19,640 818,006
DSM-Firmenich AG (Switzerland) (2)
1,546 110,576
Dyno Nobel Ltd. (Australia) (2)(a)
6,984 15,208
Eastman Chemical Co. (a)(b)
475 36,252
Evonik Industries AG (Germany) (2)
(a) 10,052 197,247
Huntsman Corp. (a)
25,475 339,072
Linde plc
461 228,545
LyondellBasell Industries NV, Class
A (a)(b) 7,519 605,731
Mitsubishi Chemical Group Corp.
(Japan) (2)(a) 16,800 98,215
Mitsui Chemicals, Inc. (Japan) (2)(a)
9,700 117,176
Mosaic Co. (The) (a)
18,510 472,005
NewMarket Corp. (a)(b)
369 236,511
Nissan Chemical Corp. (Japan) (2)
800 31,109
Nutrien Ltd. (Canada) (a)
1,778 134,216
Olin Corp. (a)(b)
12,265 364,639
Orica Ltd. (Australia) (2)(a)
2,229 31,328
RPM International, Inc. (a)
1,017 101,090
Toray Industries, Inc. (Japan) (2)(a)
19,900 141,740
Tosoh Corp. (Japan) (2)(a)
2,300 34,189
Umicore SA (Belgium) (2)(a)
1,101 21,005
Westlake Corp.
2,139 249,878
Yara International ASA (Brazil) (2)
2,355 137,660
6,041,365
Construction Materials - 0 .1%
Heidelberg Materials AG (Germany)
(2)(a) 1,162 245,224

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Containers & Packaging - 1 .0%
AptarGroup, Inc. (a)
2,870 361,677
Avery Dennison Corp. (a)(b)
304 52,495
Ball Corp. (a)
4,331 256,005
Crown Holdings, Inc. (a)
4,984 499,646
Greif, Inc., Class A (a)(b)
370 24,816
International Paper Co. (a)
10,694 381,776
Packaging Corp. of America (a)(b)
854 181,236
Smurfit Westrock plc (a)(b)
7,867 313,500
Sonoco Products Co. (a)(b)
1,470 79,512
2,150,663
Metals & Mining - 3 .6%
Acerinox SA (2)(a)
9,059 126,655
Alamos Gold, Inc., Class A (Canada)
(a) 5,934 264,004
Alcoa Corp. (a)
5,386 357,253
Anglo American plc (South Africa)
(2) 3,075 132,027
ArcelorMittal SA (Luxembourg) (2)
1,532 79,452
Aurubis AG (Germany) (2)(a)
260 46,243
Barrick Mining Corp. (Canada) (a)
4,782 195,426
BHP Group Ltd. (Australia) (2)(a)
11,557 418,161
Boliden AB (Sweden) (2)*(a)
9,114 477,773
DPM Metals, Inc. (Canada) (a)
736 25,914
Eldorado Gold Corp. (Turkiye) (a)(b)
1,725 59,236
Endeavour Mining plc (Ivory Coast)
(2)(a) 3,596 216,658
Evolution Mining Ltd. (Australia) (2)
(a) 25,389 228,621
First Majestic Silver Corp. (Canada)
(a) 6,389 136,956
Freeport-McMoRan, Inc. (a)
7,641 449,138
Fresnillo plc (Mexico) (2)
2,900 128,545
Glencore plc (Australia) (2)(a)
74,733 566,018
Hecla Mining Co. (a)
6,697 124,765
IAMGOLD Corp. (Burkina Faso) *
8,305 156,178
IGO Ltd. (Australia) (2)*(a)
24,926 139,158
JFE Holdings, Inc. (Japan) (2)(a)
40,500 474,144
Kinross Gold Corp. (Canada) (a)
13,335 407,690
Kobe Steel Ltd. (Japan) (2)(a)
31,872 386,803
Mitsui Kinzoku Co. Ltd. (Japan) (2)
(a) 1,500 284,527
Newmont Corp. (a)
2,116 229,057
Nippon Steel Corp. (Japan) (2)(a)
24,900 91,820
Norsk Hydro ASA (Norway) (2)(a)
17,510 186,629
Northern Star Resources Ltd.
(Australia) (2)(a) 1,518 22,067
OceanaGold Corp. (Australia) (a)
3,928 123,846
OR Royalties, Inc. (Canada) (a)
683 26,007
Pan American Silver Corp. (Canada)
(a) 4,308 235,669
Rio Tinto plc (Australia) (2)(a)
1,337 124,039
South32 Ltd. (Australia) (2)(a)
140,137 424,336
SSAB AB, Class B (Sweden) (2)(a)
19,111 150,654
INVESTMENTS SHARES VALUE ($)
Metals & Mining - 3.6% (continued)
Sumitomo Metal Mining Co. Ltd.
(Japan) (2)(a) 1,700 98,945
7,594,414
Paper & Forest Products - 0 .2%
Louisiana-Pacific Corp. (a)(b)
2,114 153,794
Mondi plc (Austria) (2)
2,550 28,829
Oji Holdings Corp. (Japan) (2)(a)
25,900 140,120
322,743
Total Materials 16,354,409
Real Estate - 2 .3%
Health Care REITs - 0 .3%
Alexandria Real Estate Equities,
Inc., REIT (a) 12,552 582,664
Sabra Health Care REIT, Inc., REIT
1,046 20,114
602,778
Hotel & Resort REITs - 0 .1%
Host Hotels & Resorts, Inc., REIT
5,103 97,774
Park Hotels & Resorts, Inc., REIT
(a) 17,123 180,305
278,079
Industrial REITs - 0 .1%
First Industrial Realty Trust, Inc.,
REIT 465 26,900
Lineage, Inc., REIT (a)
8,947 293,104
320,004
Office REITs - 0 .3%
COPT Defense Properties, REIT (a)
3,948 120,809
Cousins Properties, Inc., REIT
2,058 46,449
Highwoods Properties, Inc., REIT
(a)(b) 926 19,826
Vornado Realty Trust, REIT (a)(b)
19,466 505,921
693,005
Real Estate Management & Development - 0 .2%
CK Asset Holdings Ltd. (Hong Kong)
(2)(a) 9,000 51,496
Jones Lang LaSalle, Inc. *(a)(b)
616 187,461
Sun Hung Kai Properties Ltd. (Hong
Kong) (2)(a) 6,500 108,231
347,188
Residential REITs - 0 .4%
American Homes 4 Rent, Class A,
REIT (a) 5,541 154,705
Camden Property Trust, REIT
1,415 138,189
Equity LifeStyle Properties, Inc.,
REIT (a)(b) 1,114 69,536
Invitation Homes, Inc., REIT (a)
5,452 135,482
Mid-America Apartment
Communities, Inc., REIT (a) 1,964 239,843
Sun Communities, Inc., REIT (a)
269 33,883
771,638

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Retail REITs - 0 .1%
Federal Realty Investment Trust,
REIT (a) 356 37,810
NNN REIT, Inc., REIT (a)(b)
2,727 114,616
152,426
Specialized REITs - 0 .8%
American Tower Corp., REIT (a)
1,924 332,044
CubeSmart, REIT (a)
5,936 217,554
EPR Properties, REIT (a)
3,386 169,165
Equinix, Inc., REIT (a)(b)
130 127,431
Gaming and Leisure Properties, Inc.,
REIT (a) 1,814 80,487
Iron Mountain, Inc., REIT (a)
3,144 321,128
Lamar Advertising Co., Class A,
REIT (a)(b) 1,086 137,553
Millrose Properties, Inc., Class A,
REIT (a) 1,631 45,668
SBA Communications Corp., REIT
(a)(b) 1,551 266,943
VICI Properties, Inc., Class A, REIT
(a) 2,706 73,928
1,771,901
Total Real Estate 4,937,019
Utilities - 4 .1%
Electric Utilities - 2 .6%
American Electric Power Co., Inc.
(a) 803 105,257
Chubu Electric Power Co., Inc.
(Japan) (2)(a) 35,600 586,934
Constellation Energy Corp. (a)(b)
1,137 317,507
Edison International (a)
11,226 821,519
EDP SA (Portugal) (2)
12,983 68,702
Emera, Inc. (Canada) (a)
267 13,840
Endesa SA (Spain) (a)
945 39,410
Enel SpA (Italy) (2)(a)
27,874 304,742
Evergy, Inc. (a)(b)
1,166 95,519
Eversource Energy (a)
2,517 174,378
Fortum OYJ (Finland) (2)(a)
9,635 246,393
Kansai Electric Power Co., Inc.
(The) (Japan) (2)(a) 20,300 337,509
Kyushu Electric Power Co., Inc.
(Japan) (2)(a) 27,200 315,291
NRG Energy, Inc.
556 81,254
OGE Energy Corp. (a)
7,643 366,558
PG&E Corp. (a)
42,972 755,018
Pinnacle West Capital Corp. (a)(b)
2,284 230,113
Portland General Electric Co. (a)
8,708 459,521
PPL Corp.
1,701 64,978
Tokyo Electric Power Co. Holdings,
Inc. (Japan) (2)*(a) 46,700 192,432
5,576,875
Gas Utilities - 0 .6%
Enagas SA (Spain) (a)
6,766 134,043
National Fuel Gas Co. (a)
648 60,886
New Jersey Resources Corp. (a)(b)
2,928 160,806
INVESTMENTS SHARES VALUE ($)
Gas Utilities - 0.6% (continued)
ONE Gas, Inc. (a)(b)
2,696 232,206
Snam SpA (Italy) (2)(a)
12,360 93,632
Southwest Gas Holdings, Inc. (a)(b)
1,057 91,853
Spire, Inc. (a)(b)
892 80,762
Tokyo Gas Co. Ltd. (Japan) (2)(a)
10,500 494,509
1,348,697
Independent Power and Renewable Electricity Producers - 0 .1%
Orsted A/S (Denmark) (2)*(a)(c)
4,115 102,048
RWE AG (Germany) (2)(a)
3,096 208,295
310,343
Multi-Utilities - 0 .6%
A2A SpA (Italy) (2)(a)
47,733 135,162
AGL Energy Ltd. (Australia) (2)(a)
18,958 129,784
Ameren Corp. (a)
3,922 431,106
Black Hills Corp. (a)(b)
2,010 139,514
Centrica plc (United Kingdom) (2)(a)
77,268 218,779
Hera SpA (Italy) (2)(a)
6,605 30,467
NiSource, Inc. (a)
2,251 105,032
Veolia Environnement SA (France)
(2)(a) 638 24,299
1,214,143
Water Utilities - 0 .2%
American Water Works Co., Inc. (a)
(b) 2,639 359,142
Total Utilities 8,809,200
TOTAL COMMON STOCKS
(Cost $186,439,624) 198,568,750
PREFERRED STOCKS - 0.2%
Consumer Discretionary - 0 .2%
Automobiles - 0 .2%
Volkswagen AG (Preference)
(Germany) (2)(a)
(Cost $588,276) 4,905 501,745
NO. OF
RIGHTS
RIGHTS - 0.0% †
Communication Services - 0 .0% †
Diversified Telecommunication Services - 0 .0% †
Telecom Italia SpA, expiring
4/1/2026 (Italy) (2)* (Cost $–) 137,329 1
SHARES
SHORT-TERM INVESTMENTS - 80.6%
INVESTMENT COMPANIES - 53 .0%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.52% (d)(e) 902,498 902,498
Limited Purpose Cash Investment
Fund, 3.65% (d) 111,678,296 111,678,296
TOTAL INVESTMENT COMPANIES
(Cost $112,577,968) 112,580,794

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 27 .6%
U.S. Treasury Bills
3.76%, 5/14/2026 (2)(f) $ 197,000 196,143
3.78%, 5/21/2026 (2)(f) 2,774,000 2,760,022
3.55%, 6/25/2026 (2)(f) 1,304,000 1,292,954
3.56%, 7/2/2026 (2)(f) 2,335,000 2,313,499
3.54%, 7/9/2026 (2)(f) 951,000 941,571
3.55%, 7/16/2026 (2)(f) 6,031,000 5,967,269
3.58%, 7/23/2026 (2)(f) 13,000,000 12,853,440
3.59%, 7/30/2026 (2)(f) 3,040,000 3,003,432
3.59%, 8/27/2026 (2)(f) 4,726,000 4,656,152
3.60%, 9/3/2026 (2)(f) 6,272,000 6,174,983
3.60%, 9/10/2026 (2)(f) 870,000 855,953
3.64%, 9/17/2026 (2)(f) 10,000,000 9,831,314
3.67%, 10/1/2026 (2)(f) 8,000,000 7,854,007
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $58,711,616) 58,700,739
TOTAL SHORT-TERM INVESTMENTS
(Cost $171,289,584) 171,281,533
NO. OF
CONTRACTS
PURCHASED OPTIONS - 0.2%
Put Option s - 0 .2%
Over-the-Counter
Equity Index Options - 0 .2%
S&P 500 Index
JPMC
Exercise Price: USD 6,500
Notional Amount:
USD 11,751,336
Expiration Date: 6/18/2026 (2) 18 400,670
NOTIONAL
AMOUNT
Interest Rate Swaptions - 0 .0% †
2-Year Interest Rate Swap,
Pays SOFR Quarterly,
Receives 3.23% Quarterly
JPMC
Exercise Rate: 3.23%
Expiration Date: 6/17/2026 (2) $ 14,643,273 27,253
TOTAL PURCHASED OPTIONS
(Cost $385,765) 427,923
TOTAL LONG POSITIONS
(Cost $358,703,249) 370,779,952
SHARES
SHORT POSITIONS - (97.0)%
COMMON STOCKS - (96.7)%
Communication Services - ( 4 .4 ) %
Diversified Telecommunication Services - ( 1 .0 ) %
AST SpaceMobile, Inc.
(4,975) (412,278)
BCE, Inc. (Canada)
(13,047) (329,200)
BT Group plc (United Kingdom) (2)
(22,595) (63,324)
Cellnex Telecom SA (Spain) (2)(c)
(11,689) (375,857)
Comcast Corp., Class A
(8,074) (231,804)
INVESTMENTS SHARES VALUE ($)
Diversified Telecommunication Services - (1.0)% (continued)
Deutsche Telekom AG (Registered)
(Germany) (2) (7,988) (298,138)
Infrastrutture Wireless Italiane SpA
(Italy) (2)(c) (13,359) (106,609)
NTT, Inc. (Japan) (2)
(44,800) (44,821)
Swisscom AG (Registered)
(Switzerland) (2) (66) (55,385)
Telecom Italia SpA (Italy) (2)
(123,126) (86,447)
Telstra Group Ltd. (Australia) (2)
(63,863) (235,757)
(2,239,620)
Entertainment - ( 1 .5 ) %
Capcom Co. Ltd. (Japan) (2)
(16,300) (344,450)
CTS Eventim AG & Co. KGaA
(Germany) (2) (3,797) (222,393)
Embracer Group AB (Sweden) (2)
(3,010) (15,516)
Konami Group Corp. (Japan) (2)
(1,900) (234,134)
Liberty Media Corp-Liberty Formula
One, Class A (2,022) (157,878)
Live Nation Entertainment, Inc.
(2,592) (395,306)
Nexon Co. Ltd. (Japan) (2)
(3,900) (73,463)
Nintendo Co. Ltd. (Japan) (2)
(10,500) (599,399)
ROBLOX Corp., Class A
(3,102) (175,449)
Toho Co. Ltd. (Japan)
(7,900) (82,980)
Universal Music Group NV
(Netherlands) (2) (29,505) (572,716)
Walt Disney Co. (The)
(2,624) (252,901)
(3,126,585)
Interactive Media & Services - ( 1 .0 ) %
Alphabet, Inc., Class A
(2,056) (591,223)
Autotrader Group plc (United
Kingdom) (2)(c) (11,027) (69,019)
CAR Group Ltd. (Australia) (2)
(13,720) (219,017)
Match Group, Inc.
(12,950) (397,695)
Pinterest, Inc., Class A
(13,756) (252,285)
REA Group Ltd. (Australia) (2)
(1,213) (132,894)
Reddit, Inc., Class A
(2,847) (383,349)
Vend Marketplaces ASA (Norway)
(1,332) (32,960)
(2,078,442)
Media - ( 0 .3 ) %
Dentsu Group, Inc. (Japan) (2)
(4,000) (68,749)
EchoStar Corp., Class A
(1,508) (176,542)
Fox Corp., Class A
(2,548) (148,803)
Informa plc (United Kingdom) (2)
(8,914) (89,530)
News Corp., Class A
(1,926) (48,015)
Nexstar Media Group, Inc., Class A
(580) (104,881)
Publicis Groupe SA (France) (2)
(989) (81,859)
WPP plc (United Kingdom) (2)
(9,180) (28,710)
(747,089)
Wireless Telecommunication Services - ( 0 .6 ) %
KDDI Corp. (Japan) (2)
(4,200) (71,512)
Rogers Communications, Inc., Class
B (Canada) (17,302) (665,414)
SoftBank Corp. (Japan) (2)
(125,500) (167,935)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Wireless Telecommunication Services - (0.6)% (continued)
SoftBank Group Corp. (Japan) (2)
(11,700) (284,892)
(1,189,753)
Total Communication Services (9,381,489)
Consumer Discretionary - ( 11 .0 ) %
Automobile Components - ( 0 .6 ) %
Aptiv plc
(7,014) (487,052)
Bridgestone Corp. (Japan) (2)
(4,500) (93,772)
Cie Generale des Etablissements
Michelin SCA (France) (2) (2,300) (78,795)
Continental AG (Germany) (2)
(505) (35,253)
Gentex Corp.
(10,694) (233,664)
QuantumScape Corp.
(27,007) (172,305)
Schaeffler AG (Germany) (2)
(6,707) (56,021)
Visteon Corp.
(1,382) (125,914)
Yokohama Rubber Co. Ltd. (The)
(Japan) (2) (2,600) (99,758)
(1,382,534)
Automobiles - ( 1 .3 ) %
Ferrari NV (Italy) (2)
(2,548) (864,546)
Ford Motor Co.
(21,594) (249,195)
Rivian Automotive, Inc., Class A
(4,131) (62,172)
Suzuki Motor Corp. (Japan) (2)
(14,900) (181,612)
Tesla, Inc.
(1,855) (689,596)
Thor Industries, Inc.
(3,728) (297,830)
Toyota Motor Corp. (Japan) (2)
(10,100) (209,952)
Yamaha Motor Co. Ltd. (Japan) (2)
(33,900) (244,907)
(2,799,810)
Broadline Retail - ( 1 .3 ) %
Amazon.com, Inc.
(714) (148,705)
Dollarama, Inc. (Canada)
(1,008) (123,712)
eBay, Inc.
(3,355) (305,372)
Harvey Norman Holdings Ltd.
(Australia) (2) (4,827) (16,583)
MercadoLibre, Inc. (Brazil)
(401) (693,337)
Ollie's Bargain Outlet Holdings, Inc.
(967) (89,002)
Prosus NV (China) (2)
(16,880) (781,469)
Rakuten Group, Inc. (Japan) (2)
(45,900) (214,562)
Sea Ltd., ADR (Singapore)
(1,547) (128,107)
Wesfarmers Ltd. (Australia) (2)
(4,412) (225,259)
(2,726,108)
Distributors - ( 0 .1 ) %
D'ieteren Group (Belgium) (2) (1,100) (203,668)
Hotels, Restaurants & Leisure - ( 3 .6 ) %
Accor SA (France) (2)
(3,235) (155,161)
Amadeus IT Group SA (Spain) (2)
(5,652) (323,186)
Aristocrat Leisure Ltd. (Australia) (2)
(4,871) (154,826)
Cava Group, Inc.
(5,169) (418,172)
Choice Hotels International, Inc.
(948) (98,118)
Compass Group plc (United
Kingdom) (2) (11,182) (311,988)
Delivery Hero SE (South Korea) (2)
(c) (12,054) (223,977)
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - (3.6)% (continued)
DoorDash, Inc., Class A
(4,730) (710,209)
Dutch Bros, Inc., Class A
(10,366) (525,142)
Evolution AB (Sweden) (2)(c)
(2,275) (142,980)
FDJ UNITED (France) (2)
(4,357) (128,222)
Flutter Entertainment plc
(4,167) (424,826)
Hilton Worldwide Holdings, Inc.
(1,131) (343,914)
Hyatt Hotels Corp., Class A
(2,158) (310,299)
Marriott International, Inc., Class A
(439) (143,584)
Oriental Land Co. Ltd. (Japan) (2)
(47,700) (811,844)
Planet Fitness, Inc., Class A
(5,583) (415,264)
Sodexo SA (France) (2)
(1,008) (51,743)
Starbucks Corp.
(887) (79,466)
Vail Resorts, Inc.
(229) (29,385)
Wendy's Co. (The)
(4,288) (29,802)
Whitbread plc (United Kingdom) (2)
(2,415) (74,250)
Wingstop, Inc.
(3,039) (470,954)
Wyndham Hotels & Resorts, Inc.
(745) (60,516)
Yum! Brands, Inc.
(6,387) (993,051)
Zensho Holdings Co. Ltd. (Japan)
(2) (2,900) (169,310)
(7,600,189)
Household Durables - ( 0 .9 ) %
Barratt Redrow plc (United
Kingdom) (2) (10,405) (36,190)
Berkeley Group Holdings plc (United
Kingdom) (2) (445) (20,385)
Iida Group Holdings Co. Ltd. (Japan)
(2) (600) (9,230)
NVR, Inc.
(9) (59,308)
Panasonic Holdings Corp. (Japan)
(2) (11,700) (196,225)
Persimmon plc (United Kingdom) (2)
(3,863) (55,146)
SharkNinja, Inc.
(2,769) (293,237)
Somnigroup International, Inc.
(4,160) (307,507)
Sony Group Corp. (Japan) (2)
(20,500) (427,276)
Taylor Wimpey plc (United Kingdom)
(2) (21,041) (24,991)
TopBuild Corp.
(1,372) (481,984)
(1,911,479)
Leisure Products - ( 0 .2 ) %
Shimano, Inc. (Japan) (2) (4,500) (469,813)
Specialty Retail - ( 2 .1 ) %
ABC-Mart, Inc. (Japan)
(1,800) (28,644)
Auto1 Group SE (Germany) (2)(g)
(3,954) (70,397)
AutoZone, Inc.
(67) (226,311)
Carvana Co., Class A
(1,562) (491,061)
Chewy, Inc., Class A
(7,143) (192,861)
Dick's Sporting Goods, Inc.
(144) (28,554)
Fast Retailing Co. Ltd. (Japan) (2)
(1,100) (434,617)
Floor & Decor Holdings, Inc., Class
A (3,936) (199,949)
Home Depot, Inc. (The)
(1,960) (644,624)
JD Sports Fashion plc (United
Kingdom) (2) (35,902) (34,052)
Lithia Motors, Inc., Class A
(765) (191,036)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Specialty Retail - (2.1)% (continued)
Lowe's Cos., Inc.
(88) (20,793)
Nitori Holdings Co. Ltd. (Japan) (2)
(1,500) (23,831)
O'Reilly Automotive, Inc.
(2,329) (214,990)
Sanrio Co. Ltd. (Japan) (2)
(30,500) (189,626)
Tractor Supply Co.
(5,522) (250,147)
Ulta Beauty, Inc.
(158) (82,588)
Valvoline, Inc.
(14,792) (498,195)
Wayfair, Inc., Class A
(3,540) (266,243)
ZOZO, Inc. (Japan) (2)
(48,400) (338,941)
(4,427,460)
Textiles, Apparel & Luxury Goods - ( 0 .9 ) %
Asics Corp. (Japan) (2)
(18,100) (486,621)
Brunello Cucinelli SpA (Italy) (2)
(1,962) (171,467)
Crocs, Inc.
(310) (25,736)
Gildan Activewear, Inc. (Canada)
(2,092) (116,503)
Hermes International SCA (France)
(2) (186) (352,350)
Lululemon Athletica, Inc.
(981) (150,191)
NIKE, Inc., Class B
(9,827) (519,062)
Swatch Group AG (The)
(Switzerland) (2) (567) (125,172)
(1,947,102)
Total Consumer Discretionary (23,468,163)
Consumer Staples - ( 6 .5 ) %
Beverages - ( 1 .6 ) %
Anheuser-Busch InBev SA/NV
(Belgium) (2) (1,341) (92,778)
Brown-Forman Corp., Class B
(3,777) (99,864)
Celsius Holdings, Inc.
(5,248) (186,199)
Coca-Cola HBC AG (Italy) (2)
(1,402) (78,974)
Constellation Brands, Inc., Class A
(1,402) (210,300)
Davide Campari-Milano NV (Italy)
(2) (11,382) (81,321)
Diageo plc (United Kingdom) (2)
(33,550) (623,936)
Heineken NV (Netherlands) (2)
(426) (32,767)
Keurig Dr Pepper, Inc.
(23,679) (623,468)
Monster Beverage Corp.
(6,923) (501,641)
Pernod Ricard SA (France) (2)
(6,911) (513,915)
Remy Cointreau SA (France) (2)
(1,505) (65,080)
Suntory Beverage & Food Ltd.
(Japan) (2) (1,700) (48,008)
Treasury Wine Estates Ltd.
(Australia) (2) (62,728) (161,886)
(3,320,137)
Consumer Staples Distribution & Retail - ( 2 .1 ) %
Aeon Co. Ltd. (Japan) (2)
(24,000) (286,943)
Alimentation Couche-Tard, Inc.
(Canada) (3,186) (180,588)
Axfood AB (Sweden)
(1,402) (47,643)
BJ's Wholesale Club Holdings, Inc.
(3,816) (375,571)
Coles Group Ltd. (Australia) (2)
(33,385) (506,276)
Endeavour Group Ltd. (Australia) (2)
(42,111) (95,323)
INVESTMENTS SHARES VALUE ($)
Consumer Staples Distribution & Retail - (2.1)% (continued)
Jeronimo Martins SGPS SA
(Portugal) (2) (2,706) (64,704)
Kobe Bussan Co. Ltd. (Japan) (2)
(11,900) (257,504)
Loblaw Cos. Ltd. (Canada)
(2,760) (125,828)
Maplebear, Inc.
(2,320) (86,907)
Marks & Spencer Group plc (United
Kingdom) (2) (27,039) (121,830)
MatsukiyoCocokara & Co. (Japan)
(3,600) (57,299)
Performance Food Group Co.
(3,993) (342,040)
Sysco Corp.
(7,265) (518,213)
US Foods Holding Corp.
(4,008) (369,578)
Walmart, Inc.
(6,232) (774,513)
Woolworths Group Ltd. (Australia)
(2) (10,332) (260,906)
(4,471,666)
Food Products - ( 2 .3 ) %
AAK AB (Sweden) (2)
(5,197) (133,837)
Ajinomoto Co., Inc. (Japan) (2)
(1,100) (31,098)
Associated British Foods plc (United
Kingdom) (2) (4,192) (104,936)
Bunge Global SA
(1,668) (212,170)
Campbell's Co. (The)
(21,342) (475,286)
Chocoladefabriken Lindt & Spruengli
AG (Switzerland) (2) (23) (322,966)
Flowers Foods, Inc.
(3,593) (29,283)
Freshpet, Inc.
(3,965) (233,776)
Hormel Foods Corp.
(17,126) (387,904)
J M Smucker Co. (The)
(513) (49,474)
Kikkoman Corp. (Japan) (2)
(20,900) (189,746)
Kraft Heinz Co. (The)
(16,116) (362,449)
Lamb Weston Holdings, Inc.
(625) (26,412)
Lotus Bakeries NV (Belgium) (2)
(3) (33,872)
McCormick & Co., Inc. (Non-Voting)
(2,100) (105,924)
Mondelez International, Inc., Class A
(21,984) (1,267,158)
Nestle SA (Registered) (2)
(3,424) (335,864)
Nissin Foods Holdings Co. Ltd.
(Japan) (2) (9,000) (170,817)
Post Holdings, Inc.
(3,017) (298,261)
Salmar ASA (Norway)
(654) (38,161)
Yakult Honsha Co. Ltd. (Japan) (2)
(7,000) (117,133)
(4,926,527)
Household Products - ( 0 .2 ) %
Kimberly-Clark Corp.
(814) (78,527)
Procter & Gamble Co. (The)
(393) (56,765)
Reynolds Consumer Products, Inc.
(2,339) (49,540)
Unicharm Corp. (Japan)
(36,200) (212,243)
(397,075)
Personal Care Products - ( 0 .1 ) %
Coty, Inc., Class A
(31,217) (62,746)
L'Oreal SA (France) (2)
(590) (240,892)
(303,638)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Tobacco - ( 0 .2 ) %
Japan Tobacco, Inc. (Japan) (2) (9,100) (349,111)
Total Consumer Staples (13,768,154)
Energy - ( 3 .2 ) %
Energy Equipment & Services - ( 0 .8 ) %
SLB Ltd.
(25,300) (1,300,167)
Technip Energies NV (France) (2)
(539) (22,777)
Tenaris SA (2)
(14,022) (409,895)
(1,732,839)
Oil, Gas & Consumable Fuels - ( 2 .4 ) %
Aker BP ASA (Norway) (2)
(7,884) (291,463)
Ampol Ltd. (Australia) (2)
(4,243) (98,410)
Bollore SE (France) (2)
(17,533) (100,254)
Cameco Corp. (Canada)
(1,133) (123,212)
CNX Resources Corp.
(1,288) (49,652)
Devon Energy Corp.
(6,464) (325,268)
Diamondback Energy, Inc.
(2,494) (493,288)
DT Midstream, Inc.
(961) (129,418)
Expand Energy Corp.
(1,350) (148,203)
Galp Energia SGPS SA (Portugal)
(2) (12,996) (311,613)
Gaztransport Et Technigaz SA
(France) (2) (367) (86,316)
Imperial Oil Ltd. (Canada)
(842) (110,287)
Inpex Corp. (Japan) (2)
(3,300) (97,612)
Keyera Corp. (Canada)
(6,210) (240,213)
Neste OYJ (Finland) (2)
(2,043) (66,393)
New Hope Corp. Ltd. (Australia) (2)
(4,846) (19,796)
NexGen Energy Ltd. (Canada)
(6,608) (76,668)
ONEOK, Inc.
(12,850) (1,161,512)
Range Resources Corp.
(4,609) (208,235)
Shell plc (2)
(1,790) (82,904)
Targa Resources Corp.
(2,675) (670,703)
Texas Pacific Land Corp.
(114) (54,100)
Whitecap Resources, Inc. (Canada)
(6,536) (73,766)
Woodside Energy Group Ltd.
(Australia) (2) (2,758) (65,468)
(5,084,754)
Total Energy (6,817,593)
Financials - ( 14 .0 ) %
Banks - ( 4 .1 ) %
AL Sydbank (Denmark) (2)
(289) (23,228)
Associated Banc-Corp.
(1,976) (51,099)
Banca Monte dei Paschi di Siena
SpA (Italy) (2) (29,299) (255,649)
Bank OZK
(5,426) (248,999)
Commerce Bancshares, Inc.
(929) (45,707)
Cullen/Frost Bankers, Inc.
(425) (58,259)
DBS Group Holdings Ltd.
(Singapore) (2) (12,800) (569,602)
East West Bancorp, Inc.
(214) (22,847)
Fifth Third Bancorp
(15,956) (741,316)
FinecoBank Banca Fineco SpA
(Italy) (2) (1,797) (39,981)
INVESTMENTS SHARES VALUE ($)
Banks - (4.1)% (continued)
First Citizens BancShares, Inc.,
Class A (210) (395,779)
First Financial Bankshares, Inc.
(3,824) (112,617)
First Hawaiian, Inc.
(971) (23,925)
Flagstar Bank NA
(15,473) (203,779)
FNB Corp.
(5,262) (87,981)
Glacier Bancorp, Inc.
(9,971) (445,405)
Hancock Whitney Corp.
(1,393) (88,581)
Home BancShares, Inc.
(4,364) (117,522)
Huntington Bancshares, Inc.
(30,776) (481,644)
International Bancshares Corp.
(1,620) (109,010)
JPMorgan Chase & Co.
(858) (252,389)
M&T Bank Corp.
(1,400) (289,408)
Mitsubishi UFJ Financial Group, Inc.
(Japan) (2) (12,800) (216,754)
National Australia Bank Ltd.
(Australia) (2) (11,625) (336,261)
National Bank of Canada (Canada)
(555) (71,818)
Old National Bancorp
(15,165) (335,146)
Pinnacle Financial Partners, Inc.
(2,147) (184,943)
Rakuten Bank Ltd. (Japan) (2)
(9,600) (350,973)
Regions Financial Corp.
(17,169) (448,454)
Royal Bank of Canada (Canada)
(1,386) (224,056)
SOUTHSTATE BANK Corp.
(666) (61,618)
Standard Chartered plc (United
Kingdom) (2) (1,336) (27,842)
Sumitomo Mitsui Financial Group,
Inc. (Japan) (2) (11,200) (368,260)
TFS Financial Corp.
(3,255) (45,733)
Truist Financial Corp.
(3,496) (160,711)
UMB Financial Corp.
(2,141) (241,483)
United Overseas Bank Ltd.
(Singapore) (2) (4,100) (117,366)
US Bancorp
(7,003) (364,226)
Western Alliance Bancorp
(1,519) (107,621)
Westpac Banking Corp. (Australia)
(2) (14,974) (413,810)
(8,741,802)
Capital Markets - ( 3 .2 ) %
Blackrock, Inc.
(194) (186,572)
Blackstone, Inc.
(1,461) (168,000)
Brookfield Asset Management Ltd.,
Class A (Canada) (9,939) (441,900)
Brookfield Corp., Class A (Canada)
(6,445) (261,163)
Cboe Global Markets, Inc.
(495) (139,130)
Charles Schwab Corp. (The)
(6,405) (601,942)
Coinbase Global, Inc., Class A
(793) (138,466)
CVC Capital Partners plc
(Luxembourg) (2)(c) (16,379) (213,833)
Daiwa Securities Group, Inc.
(Japan) (2) (20,700) (196,141)
EQT AB (Sweden) (2)
(7,872) (244,250)
FactSet Research Systems, Inc.
(714) (154,931)
Franklin Resources, Inc.
(4,226) (99,818)
Freedom Holding Corp.
(Kazakhstan) (685) (99,243)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Capital Markets - (3.2)% (continued)
Hamilton Lane, Inc., Class A
(3,869) (384,579)
Intercontinental Exchange, Inc.
(422) (66,372)
LPL Financial Holdings, Inc.
(1,238) (372,427)
Macquarie Group Ltd. (Australia) (2)
(591) (83,956)
Moody's Corp.
(1,102) (480,747)
Morningstar, Inc.
(145) (24,512)
MSCI, Inc., Class A
(216) (116,426)
Nordnet AB publ (Sweden) (2)
(1,734) (56,466)
Partners Group Holding AG
(Switzerland) (2) (729) (785,746)
Robinhood Markets, Inc., Class A
(4,982) (345,253)
S&P Global, Inc.
(1,048) (445,756)
SEI Investments Co.
(3,302) (259,108)
T. Rowe Price Group, Inc.
(2,032) (183,164)
TMX Group Ltd. (Canada)
(1,628) (57,731)
TPG, Inc.
(5,959) (241,399)
(6,849,031)
Consumer Finance - ( 0 .3 ) %
Credit Acceptance Corp.
(228) (96,549)
SLM Corp.
(4,340) (92,919)
SoFi Technologies, Inc.
(13,767) (218,620)
Synchrony Financial
(2,740) (186,375)
(594,463)
Financial Services - ( 2 .4 ) %
Adyen NV (Netherlands) (2)(c)
(789) (789,671)
Affirm Holdings, Inc., Class A
(5,955) (272,858)
Block, Inc., Class A
(7,290) (438,712)
Corebridge Financial, Inc.
(1,794) (42,805)
Edenred SE (France) (2)
(2,699) (53,761)
EXOR NV (Netherlands) (2)
(628) (48,072)
Investor AB, Class B (Sweden) (2)
(2,437) (92,301)
Jack Henry & Associates, Inc.
(2,065) (326,353)
Mastercard, Inc., Class A
(2,035) (1,016,808)
Rocket Cos., Inc., Class A
(17,608) (250,914)
Shift4 Payments, Inc., Class A
(782) (34,197)
Toast, Inc., Class A
(23,528) (623,727)
Visa, Inc., Class A
(2,285) (690,618)
Voya Financial, Inc.
(2,153) (147,093)
Washington H Soul Pattinson & Co.
Ltd. (Australia) (2) (4,836) (135,906)
Wise plc, Class A (United Kingdom)
(2) (16,182) (194,867)
(5,158,663)
Insurance - ( 4 .0 ) %
Admiral Group plc (United Kingdom)
(2) (1,830) (76,541)
Aflac, Inc.
(6,200) (680,202)
Allianz SE (Registered) (Germany)
(2) (898) (379,242)
Aon plc, Class A
(995) (321,166)
Arthur J Gallagher & Co.
(2,358) (510,696)
ASR Nederland NV (Netherlands)
(2) (902) (62,100)
Assurant, Inc.
(1,036) (225,651)
INVESTMENTS SHARES VALUE ($)
Insurance - (4.0)% (continued)
Brown & Brown, Inc.
(8,066) (525,984)
Cincinnati Financial Corp.
(935) (147,122)
Erie Indemnity Co., Class A
(466) (117,110)
Generali (Italy) (2)
(12,330) (496,054)
Gjensidige Forsikring ASA (Norway)
(2) (3,541) (92,628)
Globe Life, Inc.
(307) (42,725)
Hannover Rueck SE (Germany) (2)
(159) (49,990)
Hartford Insurance Group, Inc. (The)
(1,806) (244,225)
Helvetia Baloise Holding AG
(Switzerland) (2) (668) (172,885)
Insurance Australia Group Ltd.
(Australia) (7,424) (37,597)
Intact Financial Corp. (Canada)
(494) (89,517)
Kemper Corp.
(1,924) (58,797)
Kinsale Capital Group, Inc.
(906) (309,544)
Lincoln National Corp.
(8,245) (292,697)
Markel Group, Inc.
(116) (222,032)
Marsh & McLennan Cos., Inc.
(275) (47,699)
Medibank Pvt Ltd. (Australia) (2)
(34,871) (105,512)
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (Germany) (2) (97) (61,260)
Progressive Corp. (The)
(1,756) (348,109)
Prudential plc (Hong Kong) (2)
(4,018) (55,863)
RLI Corp.
(4,176) (238,199)
Ryan Specialty Holdings, Inc., Class
A (16,198) (546,521)
Sampo OYJ, Class A (Finland)
(2,329) (24,772)
Suncorp Group Ltd. (Australia) (2)
(3,528) (39,594)
Swiss Life Holding AG (Registered)
(Switzerland) (2) (402) (437,864)
Swiss Re AG (2)
(2,258) (379,293)
Tokio Marine Holdings, Inc. (Japan)
(2) (2,400) (112,658)
Tryg A/S (Denmark)
(1,301) (31,010)
W R Berkley Corp.
(3,564) (236,222)
White Mountains Insurance Group
Ltd. (12) (26,364)
Willis Towers Watson plc
(1,813) (527,039)
(8,372,484)
Total Financials (29,716,443)
Health Care - ( 11 .2 ) %
Biotechnology - ( 3 .0 ) %
AbbVie, Inc.
(905) (196,828)
Alnylam Pharmaceuticals, Inc.
(1,556) (514,834)
Apellis Pharmaceuticals, Inc.
(15,480) (622,760)
Argenx SE (Netherlands) (2)
(603) (437,621)
Arrowhead Pharmaceuticals, Inc.
(6,974) (437,270)
CSL Ltd. (Australia) (2)
(2,945) (289,255)
Cytokinetics, Inc.
(8,367) (551,469)
Genmab A/S (Denmark) (2)
(709) (190,949)
Gilead Sciences, Inc.
(2,987) (416,298)
Insmed, Inc.
(1,946) (318,210)
Ionis Pharmaceuticals, Inc.
(12,742) (956,797)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Biotechnology - (3.0)% (continued)
Moderna, Inc.
(1,909) (96,977)
Natera, Inc.
(2,418) (483,576)
Revolution Medicines, Inc.
(911) (88,595)
Summit Therapeutics, Inc.
(14,167) (268,606)
Swedish Orphan Biovitrum AB
(Sweden) (2) (3,887) (162,906)
Telix Pharmaceuticals Ltd.
(Australia) (2) (4,771) (45,678)
Vertex Pharmaceuticals, Inc.
(634) (283,106)
(6,361,735)
Health Care Equipment & Supplies - ( 2 .9 ) %
Abbott Laboratories
(2,021) (207,496)
Alcon AG (2)
(1,279) (96,680)
Align Technology, Inc.
(1,045) (179,144)
Ambu A/S, Class B (Denmark) (2)
(1,129) (12,066)
Becton Dickinson & Co.
(5,446) (856,275)
BioMerieux (France) (2)
(169) (18,055)
Boston Scientific Corp.
(4,193) (263,111)
Cochlear Ltd. (Australia) (2)
(1,704) (200,511)
Coloplast A/S, Class B (Denmark)
(2) (4,963) (338,074)
Convatec Group plc (United
Kingdom) (2)(c) (14,742) (42,522)
Demant A/S (Denmark) (2)
(5,120) (155,154)
Dexcom, Inc.
(1,280) (80,384)
DiaSorin SpA (Italy) (2)
(2,797) (195,966)
EssilorLuxottica SA (France) (2)
(243) (56,625)
GE HealthCare Technologies, Inc.
(1,840) (130,971)
Getinge AB, Class B (Sweden) (2)
(2,877) (58,078)
IDEXX Laboratories, Inc.
(784) (440,522)
Inspire Medical Systems, Inc.
(2,550) (131,529)
Intuitive Surgical, Inc.
(438) (201,914)
Koninklijke Philips NV (Netherlands)
(2) (836) (22,866)
Medtronic plc
(6,395) (554,127)
Olympus Corp. (Japan) (2)
(42,900) (408,722)
ResMed, Inc.
(219) (49,161)
Siemens Healthineers AG
(Germany) (2)(c) (8,925) (380,795)
Smith & Nephew plc (United
Kingdom) (2) (6,767) (107,216)
Sonova Holding AG (Registered)
(Switzerland) (2) (380) (86,645)
Straumann Holding AG (Registered)
(Switzerland) (2) (3,136) (328,098)
Sysmex Corp. (Japan) (2)
(6,200) (54,069)
Teleflex, Inc.
(1,949) (233,120)
Terumo Corp. (Japan) (2)
(16,800) (225,704)
Zimmer Biomet Holdings, Inc.
(980) (88,612)
(6,204,212)
Health Care Providers & Services - ( 2 .1 ) %
Acadia Healthcare Co., Inc.
(8,694) (203,353)
Amplifon SpA (Italy) (2)
(1,379) (15,214)
Cardinal Health, Inc.
(551) (116,432)
Cencora, Inc.
(3,082) (968,179)
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - (2.1)% (continued)
CVS Health Corp.
(1,534) (110,172)
Elevance Health, Inc.
(2,625) (768,469)
Galenica AG (Switzerland) (2)(c)
(51) (5,806)
HealthEquity, Inc.
(463) (38,693)
Henry Schein, Inc.
(1,809) (133,323)
Hims & Hers Health, Inc.
(7,385) (153,313)
Humana, Inc.
(2,069) (358,744)
Labcorp Holdings, Inc.
(1,362) (363,395)
McKesson Corp.
(201) (173,937)
Option Care Health, Inc.
(8,325) (224,109)
Quest Diagnostics, Inc.
(1,298) (254,382)
Ramsay Health Care Ltd. (Australia)
(2) (4,284) (116,520)
Sonic Healthcare Ltd. (Australia) (2)
(1,507) (21,413)
UnitedHealth Group, Inc.
(1,374) (371,791)
(4,397,245)
Health Care Technology - ( 0 .1 ) %
M3, Inc. (Japan) (2) (22,100) (226,843)
Life Sciences Tools & Services - ( 1 .1 ) %
Bachem Holding AG, Class B
(Switzerland) (2) (256) (21,124)
Bio-Techne Corp.
(8,605) (449,697)
Charles River Laboratories
International, Inc. (1,168) (201,480)
Lonza Group AG (Registered)
(Switzerland) (2) (443) (284,193)
Mettler-Toledo International, Inc.
(60) (75,672)
QIAGEN NV (2)
(4,581) (185,575)
Repligen Corp.
(3,091) (364,182)
Revvity, Inc.
(874) (76,571)
Tecan Group AG (Registered)
(Switzerland) (2) (165) (28,085)
Tempus AI, Inc., Class A
(2,793) (126,299)
Thermo Fisher Scientific, Inc.
(664) (326,376)
Waters Corp.
(834) (248,365)
(2,387,619)
Pharmaceuticals - ( 2 .0 ) %
AstraZeneca plc (United Kingdom)
(2) (514) (100,507)
Chugai Pharmaceutical Co. Ltd.
(Japan) (2) (9,300) (512,881)
Corcept Therapeutics, Inc.
(4,023) (162,167)
Daiichi Sankyo Co. Ltd. (Japan) (2)
(18,800) (336,344)
Eisai Co. Ltd. (Japan) (2)
(5,300) (165,926)
Elanco Animal Health, Inc.
(13,687) (327,530)
Financiere de Tubize SA (Belgium)
(2) (389) (96,498)
Galderma Group AG (Switzerland)
(2) (305) (59,943)
Haleon plc (2)
(58,442) (289,229)
Johnson & Johnson
(1,790) (437,547)
Kyowa Kirin Co. Ltd. (Japan) (2)
(2,100) (34,369)
Merck KGaA (Germany) (2)
(1,417) (180,035)
Novo Nordisk A/S, Class B
(Denmark) (2) (14,827) (542,587)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - (2.0)% (continued)
Perrigo Co. plc
(6,036) (64,827)
Royalty Pharma plc, Class A
(1,974) (94,693)
Sandoz Group AG (Switzerland) (2)
(4,796) (375,771)
UCB SA (Belgium) (2)
(507) (152,757)
Zoetis, Inc., Class A
(2,189) (258,762)
(4,192,373)
Total Health Care (23,770,027)
Industrials - ( 18 .0 ) %
Aerospace & Defense - ( 3 .1 ) %
AeroVironment, Inc.
(1,651) (302,216)
Airbus SE (France) (2)
(617) (116,658)
Axon Enterprise, Inc.
(1,536) (652,324)
Babcock International Group plc
(United Kingdom) (2) (7,647) (118,717)
BAE Systems plc (United Kingdom)
(2) (6,912) (202,649)
Boeing Co. (The)
(2,748) (546,934)
Bombardier, Inc., Class B (Canada)
(485) (85,774)
CAE, Inc. (Canada)
(480) (12,498)
GE Aerospace
(344) (97,617)
HEICO Corp.
(2,192) (601,046)
Hensoldt AG (Germany) (2)
(4,211) (373,728)
Hexcel Corp.
(1,006) (81,416)
Kratos Defense & Security
Solutions, Inc. (3,312) (233,529)
L3Harris Technologies, Inc.
(2,207) (761,746)
Loar Holdings, Inc.
(6,708) (384,301)
MTU Aero Engines AG (Germany)
(2) (1,136) (414,434)
Northrop Grumman Corp.
(148) (100,972)
Rocket Lab Corp.
(3,377) (216,871)
Rolls-Royce Holdings plc (United
Kingdom) (2) (16,265) (247,105)
StandardAero, Inc.
(7,039) (181,817)
TransDigm Group, Inc.
(700) (811,272)
(6,543,624)
Air Freight & Logistics - ( 0 .5 ) %
CH Robinson Worldwide, Inc.
(2,274) (377,643)
DSV A/S (Denmark) (2)
(1,108) (267,591)
Expeditors International of
Washington, Inc. (3,064) (438,857)
GXO Logistics, Inc.
(1,825) (94,626)
(1,178,717)
Building Products - ( 1 .4 ) %
A O Smith Corp.
(5,280) (348,163)
AAON, Inc.
(1,823) (150,853)
Assa Abloy AB, Class B (Sweden)
(2) (14,516) (524,723)
Belimo Holding AG (Registered)
(Switzerland) (2) (345) (280,191)
Builders FirstSource, Inc.
(3,906) (321,581)
Carrier Global Corp.
(2,911) (163,918)
Cie de Saint-Gobain SA (France) (2)
(3,707) (306,919)
INVESTMENTS SHARES VALUE ($)
Building Products - (1.4)% (continued)
Daikin Industries Ltd. (Japan) (2)
(2,400) (287,873)
Fortune Brands Innovations, Inc.
(3,016) (117,534)
Geberit AG (Registered)
(Switzerland) (2) (481) (324,690)
Hayward Holdings, Inc.
(3,529) (47,218)
ROCKWOOL A/S, Class B
(Denmark) (2) (1,063) (29,525)
TOTO Ltd. (Japan) (2)
(300) (9,918)
UFP Industries, Inc.
(400) (36,848)
(2,949,954)
Commercial Services & Supplies - ( 1 .0 ) %
Cintas Corp.
(519) (87,784)
Cleanaway Waste Management Ltd.
(Australia) (2) (44,846) (71,017)
Element Fleet Management Corp.
(Canada) (3,093) (67,081)
GFL Environmental, Inc.
(1,724) (71,917)
MSA Safety, Inc.
(365) (59,842)
RB Global, Inc. (Canada)
(1,874) (179,721)
Rentokil Initial plc (United Kingdom)
(2) (5,132) (31,849)
Republic Services, Inc., Class A
(400) (87,608)
Rollins, Inc.
(5,889) (314,531)
Secom Co. Ltd. (Japan) (2)
(6,200) (236,163)
SPIE SA (France) (2)
(5,900) (295,446)
Tetra Tech, Inc.
(9,685) (291,712)
Waste Management, Inc.
(1,157) (265,867)
(2,060,538)
Construction & Engineering - ( 0 .9 ) %
ACS Actividades de Construccion y
Servicios SA (Spain) (2) (286) (34,879)
AECOM
(2,186) (185,416)
API Group Corp.
(6,890) (279,183)
Dycom Industries, Inc.
(873) (295,790)
Ferrovial SE (2)
(5,633) (366,463)
Fluor Corp.
(1,912) (89,195)
HOCHTIEF AG (Germany) (2)
(314) (142,829)
MasTec, Inc.
(78) (25,096)
WillScot Holdings Corp.
(26,955) (467,939)
WSP Global, Inc. (Canada)
(465) (72,369)
(1,959,159)
Electrical Equipment - ( 1 .6 ) %
Eaton Corp. plc
(1,646) (588,725)
Emerson Electric Co.
(3,986) (522,246)
Fujikura Ltd. (Japan) (2)
(6,000) (165,012)
GE Vernova, Inc.
(149) (130,062)
Generac Holdings, Inc.
(1,496) (292,214)
Hubbell, Inc., Class B
(637) (312,601)
Nextpower, Inc., Class A
(1,512) (182,272)
NIDEC Corp. (Japan) (2)
(26,100) (331,423)
Plug Power, Inc.
(14,262) (32,232)
Prysmian SpA (Italy) (2)
(904) (106,754)
Regal Rexnord Corp.
(119) (22,284)
Rockwell Automation, Inc.
(653) (234,349)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Electrical Equipment - (1.6)% (continued)
Schneider Electric SE (2)
(1,838) (500,637)
(3,420,811)
Ground Transportation - ( 1 .0 ) %
Avis Budget Group, Inc.
(634) (92,469)
East Japan Railway Co. (Japan) (2)
(6,300) (144,090)
Grab Holdings Ltd., Class A
(Singapore) (135,854) (497,226)
Keisei Electric Railway Co. Ltd.
(Japan) (2) (16,800) (125,697)
Lyft, Inc., Class A
(12,582) (167,340)
Seibu Holdings, Inc. (Japan) (2)
(7,700) (215,128)
Tokyu Corp. (Japan) (2)
(1,700) (20,067)
Uber Technologies, Inc.
(9,185) (660,677)
U-Haul Holding Co.
(986) (44,045)
XPO, Inc.
(1,107) (215,367)
(2,182,106)
Industrial Conglomerates - ( 0 .3 ) %
Lifco AB, Class B (Sweden) (2)
(8,040) (243,229)
Siemens AG (Registered)
(Germany) (2) (2,012) (490,192)
(733,421)
Machinery - ( 3 .9 ) %
Aalberts NV (Netherlands) (2)
(972) (33,852)
Atlas Copco AB, Class A (Sweden)
(2) (60,459) (1,066,910)
Crane Co.
(384) (65,664)
Daifuku Co. Ltd. (Japan) (2)
(14,400) (508,451)
Deere & Co.
(1,141) (642,725)
Ebara Corp. (Japan) (2)
(15,000) (424,622)
Esab Corp.
(1,259) (121,695)
Flowserve Corp.
(385) (28,301)
Fortive Corp.
(378) (20,896)
Georg Fischer AG (Registered)
(Switzerland) (2) (1,160) (59,843)
Hoshizaki Corp. (Japan) (2)
(2,800) (90,138)
Husqvarna AB, Class B (Sweden)
(2) (5,974) (23,658)
IDEX Corp.
(544) (103,115)
IHI Corp. (Japan) (2)
(1,400) (28,886)
Indutrade AB (Sweden) (2)
(7,387) (169,376)
Ingersoll Rand, Inc.
(7,190) (576,063)
Kone OYJ, Class B (Finland) (2)
(5,173) (330,248)
Middleby Corp. (The)
(656) (86,972)
MINEBEA MITSUMI, Inc. (Japan) (2)
(2,500) (41,513)
Mitsubishi Heavy Industries Ltd.
(Japan) (2) (8,000) (219,813)
Otis Worldwide Corp.
(6,583) (507,418)
Parker-Hannifin Corp.
(545) (487,906)
Rational AG (Germany) (2)
(37) (27,145)
RENK Group AG (Germany) (2)
(5,293) (316,372)
SMC Corp. (Japan) (2)
(1,000) (393,298)
Spirax Group plc (United Kingdom)
(2) (582) (52,213)
SPX Technologies, Inc.
(827) (165,350)
INVESTMENTS SHARES VALUE ($)
Machinery - (3.9)% (continued)
Stanley Black & Decker, Inc.
(2,575) (182,980)
Sulzer AG (Registered)
(Switzerland) (2) (236) (49,476)
Terex Corp.
(4,205) (248,515)
Toyota Industries Corp. (Japan) (2)
(1,684) (217,775)
Volvo AB, Class B (Sweden) (2)
(3,685) (121,160)
Weir Group plc (The) (United
Kingdom) (2) (3,016) (113,108)
Xylem, Inc.
(3,869) (462,346)
Yaskawa Electric Corp. (Japan) (2)
(9,100) (240,347)
(8,228,150)
Marine Transportation - ( 0 .1 ) %
Kuehne + Nagel International AG
(Registered) (Switzerland) (2) (713) (163,281)
Passenger Airlines - ( 0 .2 ) %
Alaska Air Group, Inc.
(7,089) (260,734)
Singapore Airlines Ltd. (Singapore)
(2) (22,900) (118,088)
(378,822)
Professional Services - ( 1 .7 ) %
Amentum Holdings, Inc.
(5,592) (145,839)
Arcadis NV (Netherlands) (2)
(2,821) (90,249)
Automatic Data Processing, Inc.
(2,113) (429,319)
BayCurrent, Inc. (Japan) (2)
(11,600) (335,777)
Booz Allen Hamilton Holding Corp.,
Class A (918) (71,632)
Bureau Veritas SA (France) (2)
(2,354) (70,459)
Exponent, Inc.
(685) (44,696)
Parsons Corp.
(2,585) (140,029)
Paychex, Inc.
(3,481) (320,670)
Paycom Software, Inc.
(1,519) (184,619)
Paylocity Holding Corp.
(565) (61,043)
Randstad NV (Netherlands) (2)
(1,139) (29,728)
Recruit Holdings Co. Ltd. (Japan) (2)
(7,900) (344,203)
Robert Half, Inc.
(11,423) (290,144)
SGS SA (Registered) (Switzerland)
(2) (1,117) (117,720)
Thomson Reuters Corp. (Canada)
(3,282) (296,232)
UL Solutions, Inc., Class A
(2,839) (243,331)
Verisk Analytics, Inc., Class A
(1,318) (250,090)
Wolters Kluwer NV (Netherlands) (2)
(2,039) (152,289)
(3,618,069)
Trading Companies & Distributors - ( 2 .2 ) %
AddTech AB, Class B (Sweden) (2)
(4,402) (151,054)
Air Lease Corp., Class A
(1,616) (104,943)
Beijer Ref AB, Class B (Sweden) (2)
(2,610) (36,183)
Brenntag SE (Germany) (2)
(1,296) (87,789)
Bunzl plc (United Kingdom) (2)
(7,778) (234,160)
Core & Main, Inc., Class A
(1,055) (52,117)
Diploma plc (United Kingdom) (2)
(1,280) (102,198)
Fastenal Co.
(6,123) (284,107)
GATX Corp.
(414) (70,686)
IMCD NV (Netherlands) (2)
(491) (51,381)
ITOCHU Corp. (Japan) (2)
(42,800) (544,437)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - (2.2)% (continued)
Marubeni Corp. (Japan) (2)
(10,300) (376,794)
Mitsubishi Corp. (Japan) (2)
(28,500) (977,720)
MonotaRO Co. Ltd. (Japan) (2)
(21,400) (231,966)
MSC Industrial Direct Co., Inc.,
Class A (712) (65,696)
QXO, Inc.
(37,845) (734,950)
RS GROUP plc (United Kingdom)
(2) (5,086) (38,084)
SGH Ltd. (Australia) (2)
(411) (11,693)
Sunbelt Rentals Holdings, Inc. (2)
(401) (25,580)
United Rentals, Inc.
(85) (61,928)
Watsco, Inc.
(685) (249,196)
WW Grainger, Inc.
(160) (174,530)
(4,667,192)
Transportation Infrastructure - ( 0 .1 ) %
Aeroports de Paris SA (France) (2)
(223) (27,243)
Atlas Arteria Ltd. (Australia) (2)
(12,894) (38,239)
Transurban Group (Australia) (2)
(21,805) (212,704)
(278,186)
Total Industrials (38,362,030)
Information Technology - ( 13 .1 ) %
Communications Equipment - ( 0 .8 ) %
Arista Networks, Inc.
(3,326) (408,366)
Cisco Systems, Inc.
(4,489) (348,302)
F5, Inc.
(1,086) (314,213)
Lumentum Holdings, Inc.
(649) (456,091)
Motorola Solutions, Inc.
(325) (141,040)
(1,668,012)
Electronic Equipment, Instruments & Components - ( 1 .9 ) %
Belden, Inc.
(1,678) (192,685)
Cognex Corp.
(1,158) (56,730)
Coherent Corp.
(1,160) (276,324)
Crane NXT Co.
(5,140) (208,633)
Halma plc (United Kingdom) (2)
(563) (28,730)
Ibiden Co. Ltd. (Japan) (2)
(7,900) (395,320)
Keyence Corp. (Japan) (2)
(3,300) (1,174,494)
Keysight Technologies, Inc.
(147) (41,508)
Littelfuse, Inc.
(332) (112,664)
Novanta, Inc.
(2,987) (352,795)
Ralliant Corp.
(3,822) (158,957)
Shimadzu Corp. (Japan) (2)
(7,200) (171,093)
TDK Corp. (Japan) (2)
(1,800) (23,382)
TE Connectivity plc (Switzerland)
(1,293) (270,263)
Teledyne Technologies, Inc.
(296) (179,083)
Vontier Corp.
(3,144) (111,518)
Zebra Technologies Corp., Class A
(930) (194,444)
(3,948,623)
IT Services - ( 1 .9 ) %
ASGN, Inc.
(807) (31,239)
Capgemini SE (France) (2)
(833) (98,293)
CGI, Inc. (Canada)
(2,339) (170,999)
Cloudflare, Inc., Class A
(1,804) (372,237)
INVESTMENTS SHARES VALUE ($)
IT Services - (1.9)% (continued)
EPAM Systems, Inc.
(524) (70,949)
Indra Sistemas SA (Spain) (2)
(7,192) (401,964)
MongoDB, Inc., Class A
(1,803) (441,320)
NEXTDC Ltd. (Australia) (2)
(30,457) (243,503)
Nomura Research Institute Ltd.
(Japan) (2) (22,200) (607,562)
Obic Co. Ltd. (Japan)
(11,300) (274,267)
Okta, Inc., Class A
(645) (50,768)
Reply SpA (Italy) (2)
(860) (80,934)
Shopify, Inc., Class A (Canada)
(5,501) (652,717)
Snowflake, Inc., Class A
(1,656) (249,758)
TIS, Inc. (Japan) (2)
(4,800) (102,631)
Twilio, Inc., Class A
(1,645) (206,974)
(4,056,115)
Semiconductors & Semiconductor Equipment - ( 3 .3 ) %
Advanced Micro Devices, Inc.
(1,738) (353,561)
Allegro MicroSystems, Inc. (Japan)
(14,266) (449,807)
Astera Labs, Inc.
(3,451) (378,230)
Credo Technology Group Holding
Ltd. (930) (87,299)
Enphase Energy, Inc.
(7,946) (300,438)
Infineon Technologies AG
(Germany) (2) (13,534) (613,985)
Kioxia Holdings Corp. (Japan) (2)
(900) (117,540)
KLA Corp.
(92) (135,462)
Kokusai Electric Corp. (Japan) (2)
(6,100) (206,270)
Lasertec Corp. (Japan) (2)
(2,800) (623,206)
Lattice Semiconductor Corp.
(2,587) (239,970)
MACOM Technology Solutions
Holdings, Inc. (928) (206,081)
Marvell Technology, Inc.
(809) (80,131)
Monolithic Power Systems, Inc.
(582) (636,330)
NVIDIA Corp.
(845) (147,368)
NXP Semiconductors NV
(Netherlands) (1,762) (346,867)
ON Semiconductor Corp.
(646) (40,000)
Qnity Electronics, Inc.
(2,527) (291,565)
Renesas Electronics Corp. (Japan)
(2) (28,000) (400,323)
SCREEN Holdings Co. Ltd. (Japan)
(2) (4,000) (238,306)
Skyworks Solutions, Inc.
(1,987) (106,404)
STMicroelectronics NV (Singapore)
(2) (8,513) (289,686)
Synaptics, Inc.
(1,455) (101,908)
Technoprobe SpA (Italy) (2)
(7,374) (123,578)
Tokyo Electron Ltd. (Japan) (2)
(1,600) (397,522)
(6,911,837)
Software - ( 3 .9 ) %
Appfolio, Inc., Class A
(2,320) (366,142)
AppLovin Corp., Class A
(466) (185,468)
Bentley Systems, Inc., Class B
(7,873) (276,500)
Blackbaud, Inc.
(535) (20,656)
Cadence Design Systems, Inc.
(691) (192,008)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Software - (3.9)% (continued)
Constellation Software, Inc.
(Canada) (176) (308,957)
Crowdstrike Holdings, Inc., Class A
(866) (338,095)
Dassault Systemes SE (France) (2)
(31,030) (628,179)
Datadog, Inc., Class A
(228) (26,915)
Descartes Systems Group, Inc.
(The) (Canada) (369) (26,430)
Dolby Laboratories, Inc., Class A
(109) (6,546)
Dropbox, Inc., Class A
(10,487) (238,265)
Gen Digital, Inc.
(4,606) (86,731)
Guidewire Software, Inc.
(1,171) (175,135)
HubSpot, Inc.
(880) (214,808)
Intuit, Inc.
(1,107) (478,645)
Manhattan Associates, Inc.
(1,825) (242,944)
Nemetschek SE (Germany) (2)
(1,443) (108,023)
Open Text Corp. (Canada)
(9,363) (208,650)
Oracle Corp. Japan (Japan)
(1,300) (70,502)
Palo Alto Networks, Inc.
(6,468) (1,036,950)
Procore Technologies, Inc.
(1,309) (74,613)
PTC, Inc.
(317) (45,169)
Qualys, Inc.
(1,414) (124,220)
Rubrik, Inc., Class A
(1,644) (80,507)
Sage Group plc (The) (United
Kingdom) (2) (10,108) (113,264)
Salesforce, Inc.
(958) (178,830)
Samsara, Inc., Class A
(12,594) (399,104)
SAP SE (Germany) (2)
(1,094) (186,508)
ServiceNow, Inc.
(4,144) (433,255)
TeamViewer SE (Germany) (2)(c)
(3,715) (19,258)
Teradata Corp.
(1,444) (37,010)
Trend Micro, Inc. (Japan) (2)
(7,800) (260,025)
UiPath, Inc., Class A
(14,546) (161,461)
WiseTech Global Ltd. (Australia) (2)
(8,203) (221,322)
Workday, Inc., Class A
(3,002) (390,020)
Xero Ltd. (New Zealand) (2)
(2,473) (130,698)
Zscaler, Inc.
(2,093) (293,627)
(8,385,440)
Technology Hardware, Storage & Peripherals - ( 1 .3 ) %
Apple, Inc.
(5,278) (1,339,504)
Everpure, Inc., Class A
(3,756) (221,754)
FUJIFILM Holdings Corp. (Japan)
(2) (19,300) (367,774)
HP, Inc.
(3,279) (62,990)
IonQ, Inc.
(7,661) (220,867)
Logitech International SA
(Registered) (Switzerland) (2) (928) (86,178)
NetApp, Inc.
(4,745) (485,840)
Seagate Technology Holdings plc
(201) (78,744)
(2,863,651)
Total Information Technology (27,833,678)
INVESTMENTS SHARES VALUE ($)
Materials - ( 5 .4 ) %
Chemicals - ( 2 .8 ) %
Air Products and Chemicals, Inc.
(706) (205,086)
Avient Corp.
(5,428) (197,036)
BASF SE (Germany) (2)
(674) (41,512)
Celanese Corp., Class A
(1,182) (77,740)
Clariant AG (Registered)
(Switzerland) (2) (4,455) (43,708)
Croda International plc (United
Kingdom) (2) (987) (37,065)
DuPont de Nemours, Inc.
(10,089) (462,076)
Element Solutions, Inc.
(6,447) (220,101)
EMS-Chemie Holding AG
(Registered) (Switzerland) (2) (191) (150,181)
FMC Corp.
(3,073) (52,917)
Givaudan SA (Registered)
(Switzerland) (2) (12) (40,578)
International Flavors & Fragrances,
Inc. (3,470) (251,749)
LANXESS AG (Germany) (2)
(2,864) (63,320)
Nippon Paint Holdings Co. Ltd.
(Japan) (2) (49,800) (312,273)
Nippon Sanso Holdings Corp.
(Japan) (2) (7,200) (255,301)
Nitto Denko Corp. (Japan) (2)
(8,800) (176,037)
Novonesis Novozymes, Class B
(Denmark) (2) (12,684) (753,571)
PPG Industries, Inc.
(4,318) (461,508)
Resonac Holdings Corp. (Japan) (2)
(2,000) (130,168)
Scotts Miracle-Gro Co. (The)
(4,678) (284,469)
Sherwin-Williams Co. (The)
(2,128) (682,130)
Shin-Etsu Chemical Co. Ltd. (Japan)
(2) (10,700) (435,691)
Sika AG (Registered) (Switzerland)
(2) (1,607) (265,988)
Symrise AG, Class A (Germany) (2)
(3,359) (286,831)
Wacker Chemie AG (Germany) (2)
(40) (3,960)
(5,890,996)
Construction Materials - ( 0 .6 ) %
CRH plc
(2,547) (267,741)
Holcim AG (2)
(1,203) (99,442)
James Hardie Industries plc, ADR
(19,513) (369,576)
Knife River Corp.
(1,095) (89,407)
Martin Marietta Materials, Inc.
(350) (206,038)
Vulcan Materials Co.
(644) (175,361)
(1,207,565)
Containers & Packaging - ( 0 .3 ) %
Amcor plc
(7,468) (296,853)
CCL Industries, Inc., Class B
(Canada) (1,007) (63,094)
Graphic Packaging Holding Co.
(11,992) (119,200)
SIG Group AG (Switzerland) (2)
(6,248) (93,660)
Silgan Holdings, Inc.
(1,670) (64,796)
(637,603)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Metals & Mining - ( 1 .6 ) %
Agnico Eagle Mines Ltd. (Canada)
(1,422) (288,642)
Cleveland-Cliffs, Inc.
(11,912) (100,656)
Equinox Gold Corp. (Canada)
(1,969) (28,436)
First Quantum Minerals Ltd.
(Zambia) (849) (20,299)
Fortescue Ltd. (Australia) (2)
(11,383) (162,659)
Franco-Nevada Corp. (Canada)
(338) (83,692)
G Mining Ventures Corp. (Canada)
(566) (19,863)
Hudbay Minerals, Inc. (Canada)
(956) (20,019)
Ivanhoe Mines Ltd., Class A (Congo,
Democratic Republic of the) (4,913) (41,992)
Liontown Ltd. (Australia) (2)
(116,531) (142,234)
Lundin Gold, Inc. (Canada)
(766) (58,539)
Lundin Mining Corp. (Chile)
(1,045) (26,059)
Lynas Rare Earths Ltd. (Australia)
(2) (54,453) (739,334)
Mineral Resources Ltd. (Australia)
(2) (3,043) (116,890)
MP Materials Corp.
(7,734) (373,243)
Nucor Corp.
(1,055) (178,401)
PLS Group Ltd. (Australia) (2)
(40,853) (149,585)
Reliance, Inc.
(141) (42,853)
Royal Gold, Inc.
(1,647) (419,145)
Steel Dynamics, Inc.
(2,293) (412,740)
(3,425,281)
Paper & Forest Products - ( 0 .1 ) %
Holmen AB, Class B (Sweden) (2)
(719) (25,783)
Svenska Cellulosa AB SCA, Class B
(Sweden) (2) (15,003) (173,950)
UPM-Kymmene OYJ (Finland) (2)
(1,332) (41,692)
(241,425)
Total Materials (11,402,870)
Real Estate - ( 4 .4 ) %
Diversified REITs - ( 0 .1 ) %
WP Carey, Inc., REIT (1,510) (102,620)
Health Care REITs - ( 1 .1 ) %
American Healthcare REIT, Inc.,
REIT (15,036) (709,098)
Healthcare Realty Trust, Inc., REIT
(7,465) (126,830)
Healthpeak Properties, Inc., REIT
(16,502) (271,128)
Medical Properties Trust, Inc., REIT
(4,455) (20,626)
Omega Healthcare Investors, Inc.,
REIT (2,446) (107,184)
Welltower, Inc., REIT
(6,004) (1,187,051)
(2,421,917)
Industrial REITs - ( 0 .2 ) %
Americold Realty Trust, Inc., REIT
(4,106) (47,055)
EastGroup Properties, Inc., REIT
(172) (31,836)
Prologis, Inc., REIT
(2,801) (370,236)
Rexford Industrial Realty, Inc., REIT
(1,829) (59,863)
(508,990)
INVESTMENTS SHARES VALUE ($)
Office REITs - ( 0 .0 ) % †
Kilroy Realty Corp., REIT (2,084) (58,790)
Real Estate Management & Development - ( 0 .5 ) %
CapitaLand Investment Ltd.
(Singapore) (2) (21,400) (45,552)
CBRE Group, Inc., Class A
(1,503) (203,596)
CoStar Group, Inc.
(10,979) (442,893)
Lendlease Corp. Ltd. (Australia) (2)
(24,200) (55,717)
Zillow Group, Inc., Class C
(6,590) (272,694)
(1,020,452)
Residential REITs - ( 0 .5 ) %
AvalonBay Communities, Inc., REIT
(1,903) (310,855)
Equity Residential, REIT
(5,207) (307,994)
Essex Property Trust, Inc., REIT
(202) (48,884)
Independence Realty Trust, Inc.,
REIT (5,705) (84,947)
UDR, Inc., REIT
(11,656) (393,740)
(1,146,420)
Retail REITs - ( 0 .7 ) %
Agree Realty Corp., REIT
(2,969) (223,803)
Brixmor Property Group, Inc., REIT
(2,029) (58,435)
Kimco Realty Corp., REIT
(7,469) (167,829)
Kite Realty Group Trust, REIT
(4,866) (119,460)
Realty Income Corp., REIT
(7,280) (445,391)
Regency Centers Corp., REIT
(3,123) (236,286)
Simon Property Group, Inc., REIT
(657) (122,550)
(1,373,754)
Specialized REITs - ( 1 .3 ) %
Crown Castle, Inc., REIT
(2,317) (188,395)
Digital Realty Trust, Inc., REIT
(3,013) (542,973)
Extra Space Storage, Inc., REIT
(2,593) (340,020)
National Storage Affiliates Trust,
REIT (8,920) (336,641)
Public Storage, REIT
(2,965) (803,159)
Rayonier, Inc., REIT
(18,570) (382,913)
Weyerhaeuser Co., REIT
(6,949) (169,764)
(2,763,865)
Total Real Estate (9,396,808)
Utilities - ( 5 .5 ) %
Electric Utilities - ( 2 .9 ) %
Alliant Energy Corp.
(7,676) (550,830)
BKW AG (Switzerland) (2)
(504) (99,369)
Duke Energy Corp.
(6,096) (798,210)
Entergy Corp.
(4,049) (454,946)
Exelon Corp.
(2,585) (126,717)
FirstEnergy Corp.
(4,649) (235,518)
Fortis, Inc. (Canada)
(1,002) (55,902)
Hydro One Ltd. (Canada) (c)
(3,770) (155,694)
Iberdrola SA (Spain) (2)
(18,135) (415,186)
IDACORP, Inc.
(424) (60,619)
NextEra Energy, Inc.
(9,894) (918,955)
Oklo, Inc.
(10,453) (518,364)
Origin Energy Ltd. (Australia) (2)
(11,739) (101,016)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Electric Utilities - (2.9)% (continued)
Southern Co. (The)
(2,891) (279,039)
SSE plc (United Kingdom) (2)
(6,964) (240,736)
Terna - Rete Elettrica Nazionale
(Italy) (2) (55,176) (631,071)
Xcel Energy, Inc.
(6,967) (553,458)
(6,195,630)
Gas Utilities - ( 0 .4 ) %
AltaGas Ltd. (Canada)
(269) (9,330)
Atmos Energy Corp.
(248) (45,811)
Italgas SpA (Italy) (2)
(16,354) (190,508)
MDU Resources Group, Inc.
(4,191) (86,837)
Osaka Gas Co. Ltd. (Japan) (2)
(6,000) (243,027)
UGI Corp.
(6,174) (224,857)
(800,370)
Independent Power and Renewable Electricity Producers - ( 0 .7 ) %
AES Corp. (The)
(4,940) (69,604)
Brookfield Renewable Corp.
(Canada) (573) (22,836)
Capital Power Corp. (Canada)
(237) (11,226)
Clearway Energy, Inc., Class C
(5,819) (228,628)
ERG SpA (Italy) (2)
(809) (20,655)
Ormat Technologies, Inc.
(6,017) (673,423)
Talen Energy Corp.
(1,073) (342,534)
Vistra Corp.
(1,366) (205,351)
(1,574,257)
Multi-Utilities - ( 1 .4 ) %
Canadian Utilities Ltd., Class A
(Canada) (3,258) (114,432)
CenterPoint Energy, Inc.
(3,801) (164,051)
Consolidated Edison, Inc.
(1,605) (181,654)
Dominion Energy, Inc.
(8,268) (511,128)
DTE Energy Co.
(1,430) (209,095)
E.ON SE (Germany) (2)
(18,019) (394,642)
Engie SA (France) (2)
(10,238) (329,945)
National Grid plc (United Kingdom)
(2) (16,709) (282,049)
Public Service Enterprise Group,
Inc. (748) (60,551)
Sembcorp Industries Ltd.
(Singapore) (2) (31,800) (165,143)
Sempra
(3,297) (320,369)
WEC Energy Group, Inc.
(1,837) (212,669)
(2,945,728)
Water Utilities - ( 0 .1 ) %
Severn Trent plc (United Kingdom)
(2) (3,611) (148,100)
Total Utilities (11,664,085)
TOTAL COMMON STOCKS
(Proceeds $(224,425,195)) (205,581,340)
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - (0.3)%
Consumer Discretionary - ( 0 .2 ) %
Automobiles - ( 0 .2 ) %
Dr Ing hc F Porsche AG
(Preference) (Germany) (2)(c) (7,080) (322,525)
Consumer Staples - ( 0 .0 ) % †
Household Products - ( 0 .0 ) % †
Henkel AG & Co. KGaA (Preference)
(Germany) (2) (216) (16,686)
Health Care - ( 0 .1 ) %
Life Sciences Tools & Services - ( 0 .1 ) %
Sartorius AG (Preference)
(Germany) (2) (1,210) (302,762)
TOTAL PREFERRED STOCKS
(Proceeds $(724,833)) (641,973)
TOTAL SHORT POSITIONS
(Proceeds $(225,150,028)) (206,223,313)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 77.4%
(Cost $133,553,221) 164,556,639
OTHER ASSETS IN EXCESS OF
LIABILITIES - 22.6% ‡ 48,024,826
NET ASSETS - 100.0% 212,581,465
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (1,116,257) ( 0 .5 ) %
Consumer Discretionary 3,092,674 1 .4
Consumer Staples (2,818,688) ( 1 .3 )
Energy 1,753,923 0 .8
Financials 2,727,695 1 .3
Health Care (6,028,948) ( 2 .8 )
Industrials 3,327,130 1 .6
Information Technology (5,727,211) ( 2 .7 )
Materials 4,951,539 2 .3
Purchased Options 427,923 0 .2
Real Estate (4,459,789) ( 2 .1 )
Utilities (2,854,885) ( 1 .4 )
Investment Companies 112,580,794 53 .0
U.S. Treasury Obligations 58,700,739 27 .6
Total Investments In Securities
At Value 164,556,639 77 .4
Other Assets in Excess of
Liabilities ‡ 48,024,826 22 .6
Net Assets
$ 212,581,465 100 .0%

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures, swap and written option contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at March
31, 2026 amounted to $167,114,732, which is inclusive of rehypothecated amounts disclosed below. Additional securities sold but not yet settled totaling $15,319,978 were also segregated. In addition, $28,645,257 of cash collateral was also pledged.
(b) All or a portion of this security has been rehypothecated. Total value of all such securities at March 31, 2026 amounted to $36,197,309. Additional securities sold but not yet settled totaling $5,201,765 were also rehypothecated.
(c) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2026 amounted to $1,407,935 of investments in securities and $(2,848,546) of securities sold short, which represents 0.66% and (1.34)% of net assets of the Fund, respectively.
(d) Represents 7-day effective yield as of March 31, 2026.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(f) The rate shown was the effective yield at the date of purchase.
(g) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at March 31, 2026 amounted to $(70,397) of securities sold short, which represents (0.03)% of net assets of the Fund.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
Written put option contracts (premium-style) outstanding as of March 31, 2026:
Over-the-Counter
D ESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE
PREMIUM
PAID
(RECEIVED) VALUE
S&P 500 Index JPMC 9 USD (5,875,668) USD 5,600 6/18/2026 $ (58,735) $ (49,324)
$ (58,735) $ (49,324)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
Credit default swap contracts outstanding - buy protection as of March 31, 2026:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Main Index
Series 45.V1 1 .00 % Quarterly 6/20/2031 0 .71 % EUR 148,000 $ (2,209) $ (195) $ (2,404)
iTraxx Europe Main Index
Series 45.V1 1 .00 Quarterly 6/20/2031 0 .71 EUR 148,000 (2,209) (195) (2,404)
Markit CDX North America
High Yield Index Series
46.V1 5 .00 Quarterly 6/20/2031 3 .86 USD 185,000 (7,813) (978) (8,791)
Markit CDX North America
High Yield Index Series
46.V1 5 .00 Quarterly 6/20/2031 3 .86 USD 185,000 (7,813) (978) (8,791)
$ (20,044) $ (2,346) $ (22,390)
Credit default swap contracts outstanding - sell protection as of March 31, 2026 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 45.V1 5 .00 % Quarterly 6/20/2031 3 .53 % EUR 386,000 $ 29,490 $ (702) $ 28,788
iTraxx Europe Crossover
Index Series 45.V1 5 .00 Quarterly 6/20/2031 3 .53 EUR 386,000 29,446 (659) 28,787
Markit CDX North America
Investment Grade Index
Series 46.V1 1 .00 Quarterly 6/20/2031 0 .63 USD 571,000 9,537 509 10,046
Markit CDX North America
Investment Grade Index
Series 46.V1 1 .00 Quarterly 6/20/2031 0 .63 USD 571,000 9,537 509 10,046
78,010 (343) 77,667
Markit CDX North America
Emerging Markets Index
Series 45.V1 1 .00 % Quarterly 6/20/2031 1 .94 % USD 260,000 $ (10,507) $ (369) $ (10,876)
Markit CDX North America
Emerging Markets Index
Series 45.V1 1 .00 Quarterly 6/20/2031 1 .94 USD 260,000 (10,507) (369) (10,876)
(21,014) (738) (21,752)
$ 56,996 $ (1,081) $ 55,915
Forward effective interest rate swap contracts outstanding as of March 31, 2026:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 3.00% Semi 6/21/2028 CAD 100,000 $ 189 $ 82 $ 271
Pay 1D CORRA Semi 3.00% Semi 9/20/2028 CAD 100,000 (41) 180 139
Pay 1D CORRA Semi 3.00% Semi 9/20/2028 CAD 300,000 138 364 502
Pay 1D CORRA Semi 3.50% Semi 9/17/2036 CAD 1,400,000 19,070 4 19,074
Pay 1D CORRA Semi 3.50% Semi 9/17/2036 CAD 1,500,000 20,432 – 20,432
Pay 1D SARON Annual 0.50% Annual 9/17/2031 CHF 900,000 7,248 355 7,603
Pay 1D SARON Annual 0.50% Annual 9/17/2031 CHF 1,000,000 8,053 394 8,447
Pay 1D SONIA Annual 4.50% Annual 9/20/2028 GBP 2,300,000 541 13,118 13,659

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SONIA Annual 4.50% Annual 9/20/2028 GBP 2,300,000 $ 541 $ 12,920 $ 13,461
Pay 1D SONIA Annual 4.50% Annual 9/17/2036 GBP 1,200,000 990 950 1,940
Pay 1D SONIA Annual 4.50% Annual 9/17/2036 GBP 1,200,000 1,032 950 1,982
Pay 1D TIIEOIS Monthly 8.00% Monthly 9/13/2028 MXN 6,100,000 39 10 49
Pay 1D TIIEOIS Monthly 8.00% Monthly 9/13/2028 MXN 6,100,000 39 10 49
Pay 3M HIBOR Qtrly 3.00% Qtrly 9/17/2031 HKD 800,000 243 323 566
Pay 3M HIBOR Qtrly 3.00% Qtrly 9/17/2031 HKD 800,000 243 323 566
Pay 3M JIBAR Qtrly 8.00% Qtrly 9/17/2031 ZAR 1,200,000 487 19 506
Pay 3M JIBAR Qtrly 8.00% Qtrly 9/17/2031 ZAR 1,200,000 487 19 506
Pay 3M STIBOR Qtrly 3.00% Annual 6/21/2028 SEK 32,700,000 15,797 – 15,797
Pay 3M STIBOR Qtrly 3.00% Annual 6/21/2028 SEK 32,700,000 15,797 – 15,797
Pay 6M BBR Semi 5.00% Semi 9/11/2031 AUD 3,900,000 (197) 9,929 9,732
Pay 6M BBR Semi 5.00% Semi 9/11/2031 AUD 3,900,000 (681) 10,413 9,732
Pay 6M EURIBOR Semi 3.00% Annual 6/21/2028 EUR 100,000 176 61 237
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2028 EUR 4,300,000 (4,902) 12,633 7,731
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2028 EUR 4,300,000 (5,103) 12,933 7,830
Pay 6M NIBOR Semi 4.50% Annual 6/18/2036 NOK 2,000,000 1,169 37 1,206
Pay 6M NIBOR Semi 4.50% Annual 6/18/2036 NOK 2,000,000 1,180 25 1,205
Receive 1D CLICP Semi 5.00% Semi 9/20/2028 CLP 610,000,000 927 (551) 376
Receive 1D CLICP Semi 5.00% Semi 9/20/2028 CLP 610,000,000 927 (551) 376
Receive 1D CLICP Semi 5.00% Semi 9/16/2031 CLP 287,600,000 3,429 (1,466) 1,963
Receive 1D CLICP Semi 5.00% Semi 9/16/2031 CLP 287,600,000 3,429 (1,466) 1,963
Receive 1D CORRA Semi 2.50% Semi 6/21/2028 CAD 7,900,000 8,818 24,730 33,548
Receive 1D CORRA Semi 2.50% Semi 6/21/2028 CAD 8,000,000 9,068 24,904 33,972
Receive 1D CORRA Semi 2.50% Semi 9/20/2028 CAD 10,900,000 47,990 8,892 56,882
Receive 1D CORRA Semi 2.50% Semi 9/20/2028 CAD 11,000,000 48,120 9,284 57,404
Receive 1D IBR Qtrly 12.00% Qtrly 6/20/2028 COP 1,095,900,000 648 473 1,121
Receive 1D IBR Qtrly 11.00% Qtrly 6/20/2028 COP 607,600,000 574 2,904 3,478
Receive 1D IBR Qtrly 11.00% Qtrly 6/20/2028 COP 607,600,000 574 2,904 3,478
Receive 1D IBR Qtrly 12.00% Qtrly 6/20/2028 COP 1,095,900,000 648 473 1,121
Receive 1D IBR Qtrly 12.00% Qtrly 9/18/2028 COP 700,000,000 715 (74) 641
Receive 1D IBR Qtrly 12.00% Qtrly 9/18/2028 COP 700,000,000 715 (74) 641
Receive 1D MIBOR Semi 6.50% Semi 9/18/2028 INR 119,100,000 (3,388) 7,451 4,063
Receive 1D MIBOR Semi 6.50% Semi 9/18/2028 INR 119,100,000 (3,388) 7,451 4,063
Receive 1D MIBOR Semi 6.50% Semi 6/17/2031 INR 4,700,000 (65) 764 699
Receive 1D MIBOR Semi 6.50% Semi 6/17/2031 INR 4,700,000 (65) 764 699
Receive 1D MIBOR Semi 6.50% Semi 9/16/2031 INR 29,800,000 554 4,744 5,298
Receive 1D MIBOR Semi 6.50% Semi 9/16/2031 INR 29,800,000 554 4,744 5,298
Receive 1D SARON Annual 0.00% Annual 9/20/2028 CHF 6,300,000 48,615 (11,949) 36,666
Receive 1D SARON Annual 0.00% Annual 9/20/2028 CHF 6,300,000 48,781 (12,194) 36,587
Receive 1D SARON Annual 0.50% Annual 9/17/2036 CHF 300,000 614 2,756 3,370
Receive 1D SARON Annual 0.50% Annual 9/17/2036 CHF 300,000 614 2,757 3,371
Receive 1D SHIRON Annual 3.50% Annual 9/20/2028 ILS 400,000 684 22 706
Receive 1D SHIRON Annual 3.50% Annual 9/20/2028 ILS 500,000 898 33 931
Receive 1D SOFR Annual 3.50% Annual 6/21/2028 USD 200,000 389 – 389
Receive 1D SOFR Annual 3.50% Annual 9/20/2028 USD 22,200,000 (26,843) 56,509 29,666
Receive 1D SOFR Annual 3.50% Annual 9/20/2028 USD 22,100,000 (27,134) 56,700 29,566
Receive 1D SOFR Annual 3.50% Annual 6/18/2031 USD 200,000 (1,899) 3,107 1,208
Receive 1D SOFR Annual 3.50% Annual 9/17/2031 USD 3,200,000 1,650 18,700 20,350
Receive 1D SOFR Annual 3.50% Annual 9/17/2031 USD 3,100,000 1,146 18,628 19,774
Receive 1D SONIA Annual 4.00% Annual 9/17/2031 GBP 10,200,000 16,128 123,150 139,278
Receive 1D SONIA Annual 4.00% Annual 9/17/2031 GBP 10,100,000 9,482 128,305 137,787
Receive 1D SORA Semi 1.50% Semi 6/21/2028 SGD 100,000 383 (132) 251
Receive 1D THOR Qtrly 1.50% Qtrly 9/18/2028 THB 20,100,000 238 172 410
Receive 1D THOR Qtrly 1.50% Qtrly 9/18/2028 THB 20,100,000 238 172 410
Receive 1D TONAR Annual 1.50% Annual 9/20/2028 JPY 4,517,600,000 (21,323) 63,225 41,902
Receive 1D TONAR Annual 1.50% Annual 9/20/2028 JPY 4,517,600,000 (21,323) 63,225 41,902

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D TONAR Annual 2.00% Annual 6/18/2036 JPY 395,300,000 $ (5,598) $ 50,529 $ 44,931
Receive 1D TONAR Annual 2.00% Annual 6/18/2036 JPY 395,300,000 (5,599) 50,529 44,930
Receive 1D TONAR Annual 2.00% Annual 9/17/2036 JPY 243,200,000 11,012 23,886 34,898
Receive 1D TONAR Annual 2.00% Annual 9/17/2036 JPY 243,200,000 11,012 23,886 34,898
Receive 3M BBR Qtrly 4.50% Qtrly 6/08/2028 AUD 17,800,000 17,297 18,961 36,258
Receive 3M BBR Qtrly 4.50% Qtrly 6/08/2028 AUD 17,700,000 17,199 18,855 36,054
Receive 3M BBR Qtrly 4.50% Qtrly 9/07/2028 AUD 25,200,000 82,694 (27,870) 54,824
Receive 3M BBR Qtrly 4.50% Qtrly 9/07/2028 AUD 25,200,000 81,884 (27,157) 54,727
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 6/21/2028 KRW 339,600,000 (517) 1,360 843
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 6/21/2028 KRW 339,600,000 (517) 1,360 843
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 9/20/2028 KRW 3,080,000,000 (6,868) 18,715 11,847
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 9/20/2028 KRW 3,080,000,000 (6,868) 18,715 11,847
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 6/18/2031 KRW 390,800,000 (1,187) 4,694 3,507
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 6/18/2031 KRW 390,800,000 (1,187) 4,695 3,508
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 9/17/2031 KRW 1,444,100,000 (1,336) 16,127 14,791
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 9/17/2031 KRW 1,444,100,000 (1,336) 16,127 14,791
Receive 3M JIBAR Qtrly 7.00% Qtrly 9/20/2028 ZAR 1,700,000 679 247 926
Receive 3M JIBAR Qtrly 7.50% Qtrly 9/20/2028 ZAR 5,000,000 (30) 141 111
Receive 3M JIBAR Qtrly 7.00% Qtrly 9/20/2028 ZAR 1,700,000 679 247 926
Receive 3M JIBAR Qtrly 7.50% Qtrly 9/20/2028 ZAR 5,000,000 (30) 141 111
Receive 3M STIBOR Qtrly 2.50% Annual 6/21/2028 SEK 39,100,000 10,748 9,841 20,589
Receive 3M STIBOR Qtrly 2.50% Annual 6/21/2028 SEK 39,900,000 11,199 9,812 21,011
Receive 3M STIBOR Qtrly 3.00% Annual 9/17/2036 SEK 2,000,000 3,801 (1,158) 2,643
Receive 3M STIBOR Qtrly 3.00% Annual 9/17/2036 SEK 2,000,000 3,801 (1,158) 2,643
Receive 3M TWCPBA Qtrly 2.00% Qtrly 6/20/2028 TWD 6,000,000 (102) 535 433
Receive 3M TWCPBA Qtrly 2.00% Qtrly 6/20/2028 TWD 6,000,000 (102) 535 433
Receive 3M TWCPBA Qtrly 2.00% Qtrly 9/18/2028 TWD 29,000,000 630 2,628 3,258
Receive 3M TWCPBA Qtrly 2.00% Qtrly 9/18/2028 TWD 29,000,000 630 2,628 3,258
Receive 6M BBR Semi 5.00% Semi 6/12/2036 AUD 1,100,000 1,356 2,858 4,214
Receive 6M BBR Semi 5.00% Semi 6/12/2036 AUD 1,100,000 1,743 2,470 4,213
Receive 6M BUBOR Semi 7.00% Annual 6/21/2028 HUF 8,200,000 (84) 208 124
Receive 6M BUBOR Semi 7.00% Annual 6/21/2028 HUF 8,200,000 (84) 208 124
Receive 6M BUBOR Semi 7.00% Annual 9/20/2028 HUF 50,000,000 1,466 (586) 880
Receive 6M BUBOR Semi 7.00% Annual 9/20/2028 HUF 50,000,000 1,466 (586) 880
Receive 6M BUBOR Semi 7.00% Annual 6/18/2031 HUF 14,600,000 261 67 328
Receive 6M BUBOR Semi 7.00% Annual 6/18/2031 HUF 14,600,000 261 67 328
Receive 6M BUBOR Semi 7.00% Annual 9/17/2031 HUF 15,000,000 577 (219) 358
Receive 6M BUBOR Semi 7.00% Annual 9/17/2031 HUF 15,000,000 577 (219) 358
Receive 6M EURIBOR Semi 3.00% Annual 9/20/2056 EUR 100,000 1,968 419 2,387
Receive 6M EURIBOR Semi 3.00% Annual 9/20/2056 EUR 100,000 1,968 419 2,387
Receive 6M NIBOR Semi 4.50% Annual 9/20/2028 NOK 78,400,000 15,792 41,342 57,134
Receive 6M NIBOR Semi 4.50% Annual 9/20/2028 NOK 78,600,000 15,896 41,384 57,280
Receive 6M NIBOR Semi 4.50% Annual 6/18/2031 NOK 6,400,000 2,573 139 2,712
Receive 6M NIBOR Semi 4.50% Annual 6/18/2031 NOK 6,400,000 2,580 133 2,713
Receive 6M NIBOR Semi 4.00% Annual 6/18/2036 NOK 9,500,000 14,809 18,654 33,463
Receive 6M NIBOR Semi 4.00% Annual 6/18/2036 NOK 9,600,000 15,189 18,626 33,815
Receive 6M NIBOR Semi 4.00% Annual 9/17/2036 NOK 22,100,000 65,998 7,941 73,939
Receive 6M NIBOR Semi 4.00% Annual 9/17/2036 NOK 22,100,000 66,111 7,828 73,939
Receive 6M PRIBOR Semi 4.00% Annual 9/20/2028 CZK 4,600,000 836 819 1,655
Receive 6M PRIBOR Semi 4.00% Annual 9/20/2028 CZK 4,600,000 836 819 1,655
Receive 6M WIBOR Semi 4.50% Annual 9/20/2028 PLN 2,800,000 1,125 (468) 657
Receive 6M WIBOR Semi 4.50% Annual 9/20/2028 PLN 2,800,000 1,125 (468) 657
Receive 6M WIBOR Semi 4.50% Annual 9/17/2031 PLN 700,000 1,748 (344) 1,404
Receive 6M WIBOR Semi 4.50% Annual 9/17/2031 PLN 700,000 1,558 (155) 1,403
674,728 1,064,745 1,739,473
Pay 1D CORRA Semi 3.00% Semi 6/18/2036 CAD 200,000 (487) (2,605) (3,092)
Pay 1D CORRA Semi 3.00% Semi 6/18/2036 CAD 200,000 (487) (2,605) (3,092)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SARON Annual 0.50% Annual 6/18/2036 CHF 100,000 $ (1,292) $ 452 $ (840)
Pay 1D SHIRON Annual 3.50% Annual 9/17/2031 ILS 200,000 290 (1,294) (1,004)
Pay 1D SHIRON Annual 3.50% Annual 9/17/2031 ILS 100,000 145 (573) (428)
Pay 1D SOFR Annual 3.50% Annual 6/21/2028 USD 200,000 (780) 390 (390)
Pay 1D SOFR Annual 3.50% Annual 6/18/2031 USD 200,000 (1,154) (55) (1,209)
Pay 1D SOFR Annual 3.50% Annual 9/17/2036 USD 2,000,000 (45,001) (20,599) (65,600)
Pay 1D SOFR Annual 3.50% Annual 9/17/2036 USD 1,900,000 (40,328) (21,993) (62,321)
Pay 1D SOFR Annual 4.00% Annual 9/20/2056 USD 300,000 (3,650) (3,460) (7,110)
Pay 1D SOFR Annual 4.00% Annual 9/20/2056 USD 300,000 (3,166) (3,943) (7,109)
Pay 1D SONIA Annual 4.50% Annual 6/21/2056 GBP 100,000 (1,794) (4,642) (6,436)
Pay 1D SONIA Annual 4.50% Annual 6/21/2056 GBP 100,000 (1,795) (4,642) (6,437)
Pay 1D SONIA Annual 4.50% Annual 9/20/2056 GBP 1,100,000 (57,996) (13,867) (71,863)
Pay 1D SONIA Annual 4.50% Annual 9/20/2056 GBP 1,100,000 (61,571) (10,020) (71,591)
Pay 1D SORA Semi 1.50% Semi 6/21/2028 SGD 100,000 (201) (50) (251)
Pay 1D SORA Semi 1.50% Semi 9/20/2028 SGD 1,000,000 1,119 (5,255) (4,136)
Pay 1D SORA Semi 1.50% Semi 9/20/2028 SGD 1,000,000 1,027 (5,163) (4,136)
Pay 1D SORA Semi 2.00% Semi 9/17/2031 SGD 300,000 2,641 (3,910) (1,269)
Pay 1D SORA Semi 2.00% Semi 9/17/2031 SGD 400,000 4,306 (6,092) (1,786)
Pay 1D TIIEOIS Monthly 7.50% Monthly 6/11/2031 MXN 500,000 41 (858) (817)
Pay 1D TIIEOIS Monthly 7.50% Monthly 6/11/2031 MXN 500,000 41 (858) (817)
Pay 1D TIIEOIS Monthly 7.50% Monthly 9/10/2031 MXN 5,700,000 (396) (10,130) (10,526)
Pay 1D TIIEOIS Monthly 7.50% Monthly 9/10/2031 MXN 5,700,000 (396) (10,130) (10,526)
Pay 1D TONAR Annual 1.50% Annual 6/18/2031 JPY 790,700,000 (33,474) (39,271) (72,745)
Pay 1D TONAR Annual 1.50% Annual 6/18/2031 JPY 790,700,000 (33,474) (39,271) (72,745)
Pay 1D TONAR Annual 1.50% Annual 9/17/2031 JPY 352,800,000 (38,146) (724) (38,870)
Pay 1D TONAR Annual 1.50% Annual 9/17/2031 JPY 352,800,000 (38,146) (724) (38,870)
Pay 1D TONAR Annual 2.50% Annual 6/20/2046 JPY 233,000,000 (43,822) (30,963) (74,785)
Pay 1D TONAR Annual 2.50% Annual 6/20/2046 JPY 233,000,000 (43,843) (30,943) (74,786)
Pay 1D TONAR Annual 2.50% Annual 9/19/2046 JPY 170,400,000 (29,991) (30,842) (60,833)
Pay 1D TONAR Annual 2.50% Annual 9/19/2046 JPY 170,400,000 (29,991) (30,842) (60,833)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/18/2028 CNY 2,500,000 144 (275) (131)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/18/2028 CNY 2,500,000 144 (275) (131)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/16/2031 CNY 2,000,000 (1,396) (378) (1,774)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/16/2031 CNY 2,000,000 (1,396) (378) (1,774)
Pay 3M BBR Qtrly 4.00% Semi 6/11/2031 NZD 1,900,000 13,116 (15,261) (2,145)
Pay 3M BBR Qtrly 4.00% Semi 6/11/2031 NZD 1,900,000 12,991 (15,136) (2,145)
Pay 3M BBR Qtrly 4.00% Semi 9/10/2031 NZD 6,000,000 (27,143) 4,530 (22,613)
Pay 3M BBR Qtrly 4.00% Semi 9/10/2031 NZD 5,900,000 (27,499) 5,263 (22,236)
Pay 3M JIBAR Qtrly 6.00% Qtrly 9/20/2028 ZAR 8,500,000 (4,825) (8,863) (13,688)
Pay 3M JIBAR Qtrly 6.00% Qtrly 9/20/2028 ZAR 8,500,000 (4,825) (8,863) (13,688)
Pay 3M JIBAR Qtrly 6.50% Qtrly 9/17/2031 ZAR 4,000,000 (4,197) (8,705) (12,902)
Pay 3M JIBAR Qtrly 6.50% Qtrly 9/17/2031 ZAR 4,000,000 (4,197) (8,705) (12,902)
Pay 6M BBR Semi 5.00% Semi 9/11/2036 AUD 700,000 (4,315) 639 (3,676)
Pay 6M BBR Semi 5.00% Semi 9/11/2036 AUD 700,000 (4,439) 738 (3,701)
Pay 6M BBR Semi 5.00% Semi 9/13/2046 AUD 300,000 (5,357) 1,435 (3,922)
Pay 6M BBR Semi 5.00% Semi 9/13/2046 AUD 300,000 (5,057) 1,135 (3,922)
Pay 6M BUBOR Semi 5.50% Annual 9/20/2028 HUF 60,400,000 (810) (5,059) (5,869)
Pay 6M BUBOR Semi 5.50% Annual 9/20/2028 HUF 60,400,000 (810) (5,059) (5,869)
Pay 6M BUBOR Semi 5.50% Annual 9/17/2031 HUF 30,800,000 (1,737) (4,546) (6,283)
Pay 6M BUBOR Semi 5.50% Annual 9/17/2031 HUF 30,800,000 (1,737) (4,546) (6,283)
Pay 6M EURIBOR Semi 3.00% Annual 6/18/2036 EUR 200,000 3,754 (5,577) (1,823)
Pay 6M EURIBOR Semi 3.00% Annual 6/18/2036 EUR 200,000 3,772 (5,595) (1,823)
Pay 6M EURIBOR Semi 3.00% Annual 9/17/2036 EUR 3,200,000 28,782 (64,571) (35,789)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 6M EURIBOR Semi 3.00% Annual 9/17/2036 EUR 3,200,000 $ 21,840 $ (57,630) $ (35,790)
Pay 6M NIBOR Semi 4.50% Annual 9/17/2031 NOK 55,300,000 8,411 (23,477) (15,066)
Pay 6M NIBOR Semi 4.50% Annual 9/17/2031 NOK 55,300,000 8,574 (23,640) (15,066)
Receive 1D CORRA Semi 3.00% Semi 6/18/2031 CAD 1,700,000 (4,813) 1,361 (3,452)
Receive 1D CORRA Semi 3.00% Semi 6/18/2031 CAD 1,700,000 (4,961) 1,509 (3,452)
Receive 1D CORRA Semi 3.00% Semi 9/17/2031 CAD 4,700,000 5,173 (7,614) (2,441)
Receive 1D CORRA Semi 3.00% Semi 9/17/2031 CAD 4,700,000 5,844 (8,284) (2,440)
Receive 1D IBR Qtrly 11.50% Qtrly 6/17/2031 COP 113,100,000 300 (307) (7)
Receive 1D IBR Qtrly 11.50% Qtrly 6/17/2031 COP 113,100,000 300 (307) (7)
Receive 1D IBR Qtrly 11.50% Qtrly 9/16/2031 COP 97,800,000 179 (246) (67)
Receive 1D IBR Qtrly 11.50% Qtrly 9/16/2031 COP 97,800,000 179 (246) (67)
Receive 1D SOFR Annual 4.00% Annual 9/17/2036 USD 100,000 (867) 291 (576)
Receive 1D SONIA Annual 4.50% Annual 6/18/2036 GBP 500,000 (6,501) 4,538 (1,963)
Receive 1D SONIA Annual 4.50% Annual 6/18/2036 GBP 600,000 (6,893) 4,538 (2,355)
Receive 1D THOR Qtrly 2.00% Qtrly 9/16/2031 THB 16,800,000 (3,808) – (3,808)
Receive 1D THOR Qtrly 2.00% Qtrly 9/16/2031 THB 16,800,000 (3,808) – (3,808)
Receive 1D TIIEOIS Monthly 8.50% Monthly 6/11/2031 MXN 1,000,000 (643) (6) (649)
Receive 1D TIIEOIS Monthly 8.50% Monthly 6/11/2031 MXN 1,000,000 (643) (6) (649)
Receive 1D TIIEOIS Monthly 8.50% Monthly 9/10/2031 MXN 1,500,000 (640) 94 (546)
Receive 1D TIIEOIS Monthly 8.50% Monthly 9/10/2031 MXN 1,500,000 (640) 94 (546)
Receive 1D TONAR Annual 1.50% Annual 6/21/2028 JPY 5,980,400,000 (70,719) 44,064 (26,655)
Receive 1D TONAR Annual 1.50% Annual 6/21/2028 JPY 5,980,400,000 (70,719) 44,064 (26,655)
Receive 3M BBR Qtrly 4.00% Semi 6/14/2028 NZD 2,000,000 (7,434) (1,433) (8,867)
Receive 3M BBR Qtrly 4.00% Semi 6/14/2028 NZD 2,000,000 (7,453) (1,479) (8,932)
Receive 3M BBR Qtrly 4.00% Semi 9/13/2028 NZD 20,500,000 (26,220) (17,143) (43,363)
Receive 3M BBR Qtrly 4.00% Semi 9/13/2028 NZD 20,500,000 (26,213) (17,149) (43,362)
Receive 3M BBR Qtrly 4.50% Semi 6/11/2036 NZD 700,000 (3,584) (364) (3,948)
Receive 3M BBR Qtrly 4.50% Semi 6/11/2036 NZD 800,000 (3,942) (571) (4,513)
Receive 3M BBR Qtrly 4.50% Semi 9/10/2036 NZD 2,500,000 1,253 (7,264) (6,011)
Receive 3M BBR Qtrly 4.50% Semi 9/10/2036 NZD 2,500,000 889 (6,612) (5,723)
Receive 3M HIBOR Qtrly 3.00% Qtrly 9/20/2028 HKD 1,600,000 78 (547) (469)
Receive 3M HIBOR Qtrly 3.00% Qtrly 9/20/2028 HKD 1,700,000 65 (563) (498)
Receive 3M JIBAR Qtrly 8.00% Qtrly 6/18/2031 ZAR 100,000 (13) (43) (56)
Receive 3M JIBAR Qtrly 8.00% Qtrly 6/18/2031 ZAR 100,000 (13) (43) (56)
Receive 3M STIBOR Qtrly 3.00% Annual 9/20/2028 SEK 8,500,000 (2,582) – (2,582)
Receive 3M STIBOR Qtrly 3.00% Annual 9/20/2028 SEK 8,600,000 (2,609) – (2,609)
Receive 3M STIBOR Qtrly 3.00% Annual 9/17/2031 SEK 6,500,000 247 (1,909) (1,662)
Receive 3M STIBOR Qtrly 3.00% Annual 9/17/2031 SEK 6,500,000 247 (1,909) (1,662)
Receive 3M TWCPBA Qtrly 2.50% Qtrly 6/17/2031 TWD 4,900,000 (1,437) 336 (1,101)
Receive 3M TWCPBA Qtrly 2.50% Qtrly 6/17/2031 TWD 4,900,000 (1,437) 336 (1,101)
Receive 3M TWCPBA Qtrly 2.50% Qtrly 9/16/2031 TWD 10,400,000 (2,373) 693 (1,680)
Receive 3M TWCPBA Qtrly 2.50% Qtrly 9/16/2031 TWD 10,400,000 (2,373) 693 (1,680)
Receive 6M BBR Semi 5.00% Semi 6/12/2031 AUD 1,100,000 (2,992) (185) (3,177)
Receive 6M BBR Semi 5.00% Semi 6/12/2031 AUD 1,200,000 (3,264) (202) (3,466)
Receive 6M BUBOR Semi 7.50% Annual 9/20/2028 HUF 20,000,000 53 (231) (178)
Receive 6M BUBOR Semi 7.50% Annual 9/20/2028 HUF 20,000,000 53 (231) (178)
Receive 6M BUBOR Semi 7.50% Annual 9/17/2031 HUF 10,000,000 (224) – (224)
Receive 6M BUBOR Semi 7.50% Annual 9/17/2031 HUF 10,000,000 (224) – (224)
Receive 6M EURIBOR Semi 3.00% Annual 6/18/2031 EUR 1,000,000 2,231 (6,686) (4,455)
Receive 6M EURIBOR Semi 3.00% Annual 6/18/2031 EUR 900,000 2,008 (6,017) (4,009)
Receive 6M EURIBOR Semi 3.00% Annual 9/17/2031 EUR 13,400,000 46,857 (91,383) (44,526)
Receive 6M EURIBOR Semi 3.00% Annual 9/17/2031 EUR 13,300,000 46,507 (90,701) (44,194)
Receive 6M NIBOR Semi 5.00% Annual 6/21/2028 NOK 114,000,000 (23,500) 3,801 (19,699)
Receive 6M NIBOR Semi 5.00% Annual 6/21/2028 NOK 113,900,000 (23,489) 3,807 (19,682)
Receive 6M NIBOR Semi 5.00% Annual 9/20/2028 NOK 3,000,000 (921) 250 (671)
Receive 6M NIBOR Semi 5.00% Annual 9/20/2028 NOK 3,000,000 (921) 250 (671)
Receive 6M NIBOR Semi 4.50% Annual 9/17/2036 NOK 2,000,000 (1,181) (227) (1,408)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M NIBOR Semi 4.50% Annual 9/17/2036 NOK 2,000,000 $ (1,117) $ (291) $ (1,408)
Receive 6M PRIBOR Semi 4.50% Annual 9/20/2028 CZK 6,000,000 (266) (245) (511)
Receive 6M PRIBOR Semi 4.50% Annual 9/20/2028 CZK 6,000,000 (266) (245) (511)
Receive 6M PRIBOR Semi 4.50% Annual 6/18/2031 CZK 500,000 (274) 192 (82)
Receive 6M PRIBOR Semi 4.50% Annual 6/18/2031 CZK 500,000 (274) 192 (82)
Receive 6M PRIBOR Semi 4.50% Annual 9/17/2031 CZK 4,000,000 (463) 282 (181)
Receive 6M PRIBOR Semi 4.50% Annual 9/17/2031 CZK 4,000,000 (463) 282 (181)
(710,697) (747,303) (1,458,000)
$ (35,969) $ 317,442 $ 281,473
Abbreviations:
1D: 1 Day
1W: 1 Week
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at March 31, 2026 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.27%
1 Day Chile Indice de Camara Promedio Interbank Overnight Index (“CLICP”): 4.78%
1 Day Colombia Overnight Interbank Rate (“IBR”): 9.64%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 6.94%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 6.98%
1 Day Secured Overnight Financing Rate (“SOFR”): 3.68%
1 Day Shekel Interbank Offered Rate (“SHIRON”): 4.00%
1 Day Singapore Overnight Rate Average (“SORA”): 1.00%
1 Day Sterling Overnight Index Average (“SONIA”): 3.73%
1 Day Swiss Average Rate Overnight (“SARON”): -0.07%
1 Day Thailand Overnight Repo Rate (“THOR”): 0.99%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.72%
1 Week China Fixing Repo Rate (“CNREPOFIX_CFXS”): 1.49%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.31%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 2.36%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 6.75%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 2.82%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 2.19%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.68%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.78%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 6.62%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.48%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.66%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.62%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 3.79%

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
Total return swap contracts outstanding as of March 31, 2026 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index April
Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
At termination GSIN 04/17/2026 EUR (1,532,544) $ 41,224
Swiss Market Index
June Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
At termination JPMC 06/19/2026 CHF (1,393,920) 4,427
Total unrealized appreciation 45,651
HSCEI April Futures Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 04/29/2026 HKD 4,178,500 (4,370)
iBovespa Index April
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 04/15/2026 BRL 1,319,794 (5,628)
KOSPI 200 Index
June Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 06/11/2026 KRW 1,311,187,500 (17,326)
TAIEX Index April
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 04/15/2026 TWD 6,390,800 (12,298)
Total unrealized depreciation (39,622)
Net unrealized appreciation $ 6,029
Futures contracts outstanding as of March 31, 2026:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 7 4/2026 USD $ 727,790 $ 16,235
EURO STOXX 50 Volatility Index 1 4/2026 EUR 3,271 226
Hang Seng Index 12 4/2026 HKD 1,894,225 (24,089)
IBEX 35 Index 2 4/2026 EUR 392,215 (7,497)
MSCI Singapore Index 40 4/2026 SGD 1,358,326 (153)
Natural Gas 8 4/2026 USD 230,720 (15,940)
NY Harbor ULSD 10 4/2026 USD 1,727,796 226,610
RBOB Gasoline 5 4/2026 USD 672,819 17,950
SGX FTSE Taiwan Index 11 4/2026 USD 1,136,520 (60,465)
WTI Crude Oil 10 4/2026 USD 1,013,800 147,890
Canola 13 5/2026 CAD 136,775 92
CBOE Volatility Index 1 5/2026 USD 24,412 (740)
Coffee 'C' 35 5/2026 USD 3,915,844 84,981
Copper 19 5/2026 USD 2,666,650 (27,322)
Corn 26 5/2026 USD 595,075 15,189

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Fcoj-a 2 5/2026 USD $ 57,000 $ 5,643
Feeder Cattle 3 5/2026 USD 549,712 27,435
French Base Electricity 5 5/2026 EUR 91,671 (10,201)
KC HRW Wheat 9 5/2026 USD 285,975 5,097
LNG Japan/Korea Marker 1 5/2026 USD 183,740 (6,785)
Low Sulphur Gasoil 30 5/2026 USD 3,717,750 816,116
Milling Wheat No. 2 29 5/2026 EUR 343,157 2,934
Phelix De Base Electricity 2 5/2026 EUR 144,850 (9,475)
Red Wheat 4 5/2026 USD 131,700 4,075
SGX IODEX Iron Ore 87 5/2026 USD 917,676 (3,919)
Silver 7 5/2026 USD 2,622,165 (278,118)
Soybean Meal 32 5/2026 USD 1,012,480 (5,579)
Soybean Oil 50 5/2026 USD 2,066,400 203,828
100 oz Gold 17 6/2026 USD 7,953,620 232,675
CBOE Volatility Index 5 6/2026 USD 121,314 1,721
Crude Oil 5 6/2026 USD 452,930 (9,276)
Crude Palm Oil 2 6/2026 MYR 59,620 3,751
DJIA CBOT E-Mini Index 9 6/2026 USD 2,096,190 (10,735)
Euro-Bobl 12 6/2026 EUR 1,603,811 (11,390)
Lean Hogs 13 6/2026 USD 546,260 (10,099)
Live Cattle 33 6/2026 USD 3,211,230 175,511
LME Aluminum Base Metal 74 6/2026 USD 6,441,959 433,179
LME Copper Base Metal 10 6/2026 USD 3,083,380 (125,431)
LME Lead Base Metal 1 6/2026 USD 47,422 148
LME Nickel Base Metal 33 6/2026 USD 3,383,026 (45,779)
LME Zinc Base Metal 6 6/2026 USD 486,450 351
MSCI Emerging Markets Index 14 6/2026 USD 1,018,220 (29,029)
NASDAQ 100 E-Mini Index 2 6/2026 USD 956,600 (27,768)
Palladium 1 6/2026 USD 148,750 (21,347)
Phelix De Base Electricity 1 6/2026 EUR 253,221 (4,571)
Russell 2000 E-Mini Index 7 6/2026 USD 879,270 1,146
S&P 500 E-Mini Index 328 6/2026 USD 107,760,300 (2,167,845)
TOPIX Index 3 6/2026 JPY 662,361 (18,966)
CBOE Volatility Index 3 7/2026 USD 73,228 2,273
Platinum 1 7/2026 USD 98,510 382
Rapeseed 5 7/2026 EUR 146,793 3,380
Robusta Coffee 10 7/2026 USD 340,500 (11,722)
CBOE Volatility Index 2 8/2026 USD 48,601 1,325
3 Month Euro Euribor 12 9/2026 EUR 3,374,446 (11,760)
Milling Wheat No. 2 16 9/2026 EUR 199,269 1,949
Phelix De Base Electricity 1 12/2026 EUR 956,127 14,996
3 Month SARON 4 3/2027 CHF 1,248,062 (4,224)
3 Month SARON 7 6/2027 CHF 2,182,904 (4,985)
3 Month SARON 1 9/2027 CHF 311,828 (406)
3 Month Euro Euribor 1 6/2028 EUR 281,247 162
Total of long contracts (518,366)
Short Contracts
CAC 40 10 Euro Index (24) 4/2026 EUR (2,170,686) 31,596
CBOE Volatility Index (14) 4/2026 USD (350,314) (20,223)
IFSC NIFTY 50 Index (7) 4/2026 USD (314,741) 6,156
OMXS30 Index (19) 4/2026 SEK (586,057) 13,726
SGX FTSE China A50 Index (18) 4/2026 USD (261,648) 814
Sugar No. 11 (55) 4/2026 USD (956,032) (66,295)
Cocoa (10) 5/2026 USD (330,000) 72,208
Cocoa (53) 5/2026 GBP (1,744,650) 68,786
Cotton No. 2 (32) 5/2026 USD (1,120,000) (91,798)
EURO STOXX 50 Volatility Index (1) 5/2026 EUR (3,051) (726)

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Soybean (27) 5/2026 USD $ (1,580,850) $ (9,439)
Wheat (4) 5/2026 USD (123,250) (2,995)
Australia 10 Year Bond (105) 6/2026 AUD (7,818,028) 36,184
Australia 3 Year Bond (24) 6/2026 AUD (1,718,277) 4,944
Canada 10 Year Bond (27) 6/2026 CAD (2,327,733) 43,994
DAX Index (6) 6/2026 EUR (3,959,422) 154,304
Euro STOXX 50 Index (39) 6/2026 EUR (2,477,044) 40,230
Euro-BTP (16) 6/2026 EUR (2,168,929) (29,931)
Euro-Bund (17) 6/2026 EUR (2,470,132) (9,070)
Euro-Buxl (6) 6/2026 EUR (767,161) (11,114)
Euro-OAT (12) 6/2026 EUR (1,652,080) (9,352)
Euro-Schatz (19) 6/2026 EUR (2,324,148) 9,871
French Base Electricity (1) 6/2026 EUR (103,310) (7,263)
FTSE 100 Index (16) 6/2026 GBP (2,159,903) 2,133
FTSE/JSE Top 40 Index (2) 6/2026 ZAR (126,333) (683)
Japan 10 Year Bond (13) 6/2026 JPY (10,684,730) 105,743
LME Aluminum Base Metal (5) 6/2026 USD (435,268) (21,280)
LME Copper Base Metal (5) 6/2026 USD (1,541,690) 71,848
LME Lead Base Metal (6) 6/2026 USD (284,532) 9,771
LME Nickel Base Metal (19) 6/2026 USD (1,947,803) 72,034
LME Zinc Base Metal (13) 6/2026 USD (1,053,975) (3,352)
Long Gilt (11) 6/2026 GBP (1,285,904) 10,482
MSCI EAFE Index (6) 6/2026 USD (870,330) (7,201)
Nikkei 225 Index (2) 6/2026 JPY (644,718) 20,719
S&P/TSX 60 Index (4) 6/2026 CAD (1,097,146) (12,603)
SPI 200 Index (24) 6/2026 AUD (3,524,127) 24,026
U.S. Treasury 10 Year Note (50) 6/2026 USD (5,549,219) 17,140
U.S. Treasury 2 Year Note (77) 6/2026 USD (15,975,695) 20,596
U.S. Treasury 5 Year Note (31) 6/2026 USD (3,353,328) (7,026)
U.S. Treasury Long Bond (30) 6/2026 USD (3,407,813) 9,933
U.S. Treasury Ultra Bond (14) 6/2026 USD (1,627,938) (1,306)
Cocoa (2) 7/2026 GBP (66,498) (746)
White Sugar (1) 7/2026 USD (22,600) (40)
90-Day Australian Bank Bill (82) 9/2026 AUD (55,925,025) 37,975
90-Day New Zealand Bill (16) 9/2026 NZD (9,128,674) (739)
3 Month CORRA (84) 12/2026 CAD (14,706,491) 10,502
3 Month Euro Euribor (23) 12/2026 EUR (6,463,369) 34,088
3 Month SOFR (75) 12/2026 USD (18,063,750) 65,282
3 Month SONIA (16) 12/2026 GBP (5,069,653) 13,604
90-Day Australian Bank Bill (78) 12/2026 AUD (53,189,196) 57,490
90-Day New Zealand Bill (12) 12/2026 NZD (6,839,975) 341
ECX Emission (1) 12/2026 EUR (83,811) (923)
UK Allowances Carbon Dioxide Emissions (4) 12/2026 GBP (219,982) (25,710)
3 Month CORRA (41) 3/2027 CAD (7,165,642) (13,531)
3 Month Euro Euribor (37) 3/2027 EUR (10,393,851) 39,940
3 Month SOFR (82) 3/2027 USD (19,755,850) 71,995
3 Month SONIA (5) 3/2027 GBP (1,583,936) (3,051)
90-Day Australian Bank Bill (124) 3/2027 AUD (84,559,244) 43,594
90-Day New Zealand Bill (11) 3/2027 NZD (6,264,767) (1,114)
3 Month CORRA (42) 6/2027 CAD (7,329,847) 15,504
3 Month Euro Euribor (13) 6/2027 EUR (3,652,645) (3,205)
3 Month SOFR (65) 6/2027 USD (15,663,375) 58,527
3 Month SONIA (18) 6/2027 GBP (5,702,168) 514
90-Day Australian Bank Bill (29) 6/2027 AUD (19,778,362) 7,791
3 Month CORRA (56) 9/2027 CAD (9,768,600) (416)
3 Month Euro Euribor (17) 9/2027 EUR (4,778,992) (1,184)
3 Month SOFR (47) 9/2027 USD (11,332,875) 33,027

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
3 Month SONIA (14) 9/2027 GBP $ (4,437,568) $ (4,171)
3 Month Euro Euribor (19) 12/2027 EUR (5,343,971) (2,709)
3 Month SOFR (49) 12/2027 USD (11,825,537) 19,262
3 Month SONIA (18) 12/2027 GBP (5,710,209) 1,556
3 Month Euro Euribor (17) 3/2028 EUR (4,781,694) (3,586)
3 Month SOFR (49) 3/2028 USD (11,832,887) 7,615
3 Month SONIA (20) 3/2028 GBP (6,349,309) (3)
3 Month SOFR (46) 6/2028 USD (11,107,850) 13,891
3 Month SONIA (19) 6/2028 GBP (6,033,101) (979)
3 Month SOFR (2) 9/2028 USD (482,800) 997
3 Month SONIA (2) 9/2028 GBP (635,196) 1,327
Total of short contracts 1,008,296
Net unrealized appreciation $ 489,930
Forward foreign currency exchange contracts outstanding as of March 31, 2026:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 52,500 USD 36,003 CITI 6/17/2026 $ 179
AUD 52,500 USD 36,003 JPMC 6/17/2026 179
BRL 4,577,375 USD 857,703 CITI
**
6/17/2026 11,063
BRL 4,577,375 USD 857,702 JPMC
**
6/17/2026 11,064
CNY 4,942,496 USD 719,551 CITI
**
6/17/2026 1,879
CNY 4,749,254 USD 691,394 JPMC
**
6/17/2026 1,830
COP 8,550,000,000 USD 2,234,733 CITI
**
6/17/2026 51,503
COP 8,550,000,000 USD 2,234,728 JPMC
**
6/17/2026 51,507
CZK 23,500,000 USD 1,107,261 CITI 6/17/2026 406
CZK 23,500,000 USD 1,107,259 JPMC 6/17/2026 409
EUR 2,433,041 USD 2,813,172 CITI 6/17/2026 8,952
EUR 2,433,041 USD 2,813,167 JPMC 6/17/2026 8,958
GBP 577,500 USD 763,237 CITI 6/17/2026 966
GBP 577,500 USD 763,235 JPMC 6/17/2026 967
HUF 128,917,076 USD 381,297 CITI 6/17/2026 4,336
HUF 133,582,924 USD 396,179 JPMC 6/17/2026 3,411
JPY 330,000,000 USD 2,082,628 CITI 6/17/2026 10,148
JPY 330,000,000 USD 2,082,624 JPMC 6/17/2026 10,152
NOK 6,500,000 USD 667,817 CITI 6/17/2026 3,036
NOK 6,500,000 USD 667,816 JPMC 6/17/2026 3,037
PEN 356,042 USD 101,727 CITI
**
6/17/2026 168
PEN 356,042 USD 101,727 JPMC
**
6/17/2026 168
USD 1,675,526 AUD 2,414,000 CITI 6/17/2026 11,866
USD 1,675,529 AUD 2,414,000 JPMC 6/17/2026 11,869
USD 568,911 CAD 775,500 CITI 6/17/2026 9,569
USD 568,912 CAD 775,500 JPMC 6/17/2026 9,570
USD 4,088,940 CHF 3,138,395 CITI 6/17/2026 130,827
USD 4,087,927 CHF 3,137,605 JPMC 6/17/2026 130,809
USD 381,799 CLP 350,000,000 CITI
**
6/17/2026 3,681
USD 381,800 CLP 350,000,000 JPMC
**
6/17/2026 3,682
USD 4,020,682 CZK 83,125,000 CITI 6/17/2026 102,604
USD 4,020,029 CZK 83,125,000 JPMC 6/17/2026 101,950
USD 53,143 DKK 334,500 CITI 6/17/2026 1,183
USD 53,144 DKK 334,500 JPMC 6/17/2026 1,183
USD 10,763,859 EUR 9,176,000 CITI 6/17/2026 120,465

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 10,763,864 EUR 9,176,000 JPMC 6/17/2026 $ 120,470
USD 6,663,755 GBP 4,942,020 CITI 6/17/2026 124,008
USD 6,663,768 GBP 4,942,020 JPMC 6/17/2026 124,022
USD 164,731 HKD 1,283,000 CITI 6/17/2026 450
USD 164,731 HKD 1,283,000 JPMC 6/17/2026 450
USD 271,149 HUF 90,000,000 CITI 6/17/2026 1,929
USD 271,149 HUF 90,000,000 JPMC 6/17/2026 1,930
USD 1,126,315 IDR 19,000,000,000 CITI
**
6/17/2026 9,571
USD 1,126,317 IDR 19,000,000,000 JPMC
**
6/17/2026 9,573
USD 3,434,064 ILS 10,635,500 CITI 6/17/2026 43,700
USD 3,434,389 ILS 10,635,500 JPMC 6/17/2026 44,025
USD 10,743,110 INR 996,698,996 CITI
**
6/17/2026 241,362
USD 10,743,105 INR 996,698,996 JPMC
**
6/17/2026 241,357
USD 8,142,307 JPY 1,272,619,263 CITI 6/17/2026 71,678
USD 8,140,782 JPY 1,272,380,737 JPMC 6/17/2026 71,665
USD 2,052,566 KRW 3,050,038,750 CITI
**
6/17/2026 20,557
USD 2,052,518 KRW 3,049,961,250 JPMC
**
6/17/2026 20,561
USD 334,874 MXN 6,000,000 CITI 6/17/2026 2,337
USD 334,875 MXN 6,000,000 JPMC 6/17/2026 2,338
USD 367,739 NOK 3,528,249 CITI 6/17/2026 3,595
USD 367,740 NOK 3,528,249 JPMC 6/17/2026 3,596
USD 2,553,293 NZD 4,279,000 CITI 6/17/2026 87,712
USD 2,553,298 NZD 4,279,000 JPMC 6/17/2026 87,717
USD 1,664,470 PHP 100,000,000 CITI
**
6/17/2026 22,749
USD 1,664,473 PHP 100,000,000 JPMC
**
6/17/2026 22,752
USD 2,663,117 PLN 9,795,500 CITI 6/17/2026 25,110
USD 2,663,122 PLN 9,795,500 JPMC 6/17/2026 25,115
USD 5,193,989 SEK 47,598,750 CITI 6/17/2026 146,414
USD 5,193,999 SEK 47,598,750 JPMC 6/17/2026 146,424
USD 7,689,158 SGD 9,670,889 CITI 6/17/2026 126,697
USD 7,689,175 SGD 9,670,891 JPMC 6/17/2026 126,713
USD 3,611,949 THB 113,616,668 CITI 6/17/2026 145,325
USD 3,611,956 THB 113,616,668 JPMC 6/17/2026 145,332
USD 1,264,656 TWD 40,500,000 CITI
**
6/17/2026 4,439
USD 1,264,818 TWD 40,500,000 JPMC
**
6/17/2026 4,601
USD 2,225,394 ZAR 37,551,491 CITI 6/17/2026 19,102
USD 2,219,238 ZAR 37,448,509 JPMC 6/17/2026 18,996
Total unrealized appreciation 3,137,948
AUD 19,346,000 USD 13,731,612 CITI 6/17/2026 (398,902)
AUD 19,346,000 USD 13,731,585 JPMC 6/17/2026 (398,875)
CAD 10,169,621 USD 7,465,160 CITI 6/17/2026 (130,163)
CAD 10,169,621 USD 7,465,145 JPMC 6/17/2026 (130,147)
CHF 1,061,895 USD 1,378,356 CITI 6/17/2026 (39,105)
CHF 1,061,105 USD 1,377,343 JPMC 6/17/2026 (39,086)
CLP 1,743,333,332 USD 1,966,294 CITI
**
6/17/2026 (82,905)
CLP 1,743,333,332 USD 1,966,290 JPMC
**
6/17/2026 (82,902)
CNY 10,289,004 USD 1,507,062 CITI
**
6/17/2026 (5,233)
CNY 10,482,246 USD 1,535,303 JPMC
**
6/17/2026 (5,266)
CZK 11,500,000 USD 545,484 CITI 6/17/2026 (3,434)
CZK 11,500,000 USD 545,483 JPMC 6/17/2026 (3,433)
EUR 6,393,667 USD 7,431,811 CITI 6/17/2026 (15,691)
EUR 6,393,667 USD 7,431,792 JPMC 6/17/2026 (15,671)
GBP 10,581,000 USD 14,160,611 CITI 6/17/2026 (158,834)
GBP 10,581,000 USD 14,160,583 JPMC 6/17/2026 (158,808)
HUF 531,082,924 USD 1,638,153 CITI 6/17/2026 (49,510)
HUF 526,417,076 USD 1,620,233 JPMC 6/17/2026 (45,549)
IDR 1,000,000,000 USD 59,135 CITI
**
6/17/2026 (359)
IDR 1,000,000,000 USD 59,135 JPMC
**
6/17/2026 (359)

Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
AQR TREND TOTAL RETURN FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2026

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
ILS 4,248,000 USD 1,364,547 CITI 6/17/2026 $ (10,378)
ILS 4,248,000 USD 1,364,544 JPMC 6/17/2026 (10,375)
JPY 444,331,528 USD 2,859,737 CITI 6/17/2026 (41,897)
JPY 444,093,002 USD 2,858,186 JPMC 6/17/2026 (41,861)
KRW 7,600,000,000 USD 5,287,011 CITI
**
6/17/2026 (223,708)
KRW 7,600,000,000 USD 5,287,028 JPMC
**
6/17/2026 (223,724)
MXN 37,937,458 USD 2,163,791 CITI 6/17/2026 (61,191)
MXN 37,937,542 USD 2,163,792 JPMC 6/17/2026 (61,186)
NOK 24,500,000 USD 2,567,467 CITI 6/17/2026 (38,868)
NOK 24,500,000 USD 2,567,462 JPMC 6/17/2026 (38,863)
PEN 4,758,958 USD 1,406,806 CITI
**
6/17/2026 (44,851)
PEN 4,758,958 USD 1,406,804 JPMC
**
6/17/2026 (44,850)
PLN 5,492,316 USD 1,515,456 CITI 6/17/2026 (36,332)
PLN 5,492,316 USD 1,515,453 JPMC 6/17/2026 (36,327)
SEK 2,500,000 USD 275,969 CITI 6/17/2026 (10,858)
SEK 2,500,000 USD 275,969 JPMC 6/17/2026 (10,857)
SGD 2,757,999 USD 2,170,360 CITI 6/17/2026 (13,654)
SGD 2,758,001 USD 2,170,357 JPMC 6/17/2026 (13,651)
TWD 152,198,740 USD 4,842,252 CITI
**
6/17/2026 (106,364)
TWD 152,198,740 USD 4,842,242 JPMC
**
6/17/2026 (106,354)
USD 186,180 BRL 998,000 CITI
**
6/17/2026 (3,236)
USD 186,180 BRL 998,000 JPMC
**
6/17/2026 (3,236)
USD 747,195 CAD 1,038,500 CITI 6/17/2026 (1,840)
USD 747,196 CAD 1,038,500 JPMC 6/17/2026 (1,838)
USD 269,912 CLP 250,000,000 CITI
**
6/17/2026 (173)
USD 269,912 CLP 250,000,000 JPMC
**
6/17/2026 (172)
USD 5,330,197 EUR 4,610,500 CITI 6/17/2026 (17,598)
USD 5,330,207 EUR 4,610,500 JPMC 6/17/2026 (17,587)
USD 498,152 GBP 377,500 CITI 6/17/2026 (1,391)
USD 498,153 GBP 377,500 JPMC 6/17/2026 (1,390)
USD 615,552 HUF 210,000,000 CITI 6/17/2026 (12,626)
USD 615,553 HUF 210,000,000 JPMC 6/17/2026 (12,625)
USD 210,503 INR 20,000,000 CITI
**
6/17/2026 (227)
USD 210,504 INR 20,000,000 JPMC
**
6/17/2026 (227)
USD 8,266,845 JPY 1,310,000,000 CITI 6/17/2026 (40,844)
USD 8,266,861 JPY 1,310,000,000 JPMC 6/17/2026 (40,827)
USD 562,348 KRW 849,961,250 CITI
**
6/17/2026 (3,917)
USD 562,400 KRW 850,038,750 JPMC
**
6/17/2026 (3,916)
USD 27,709 MXN 499,958 CITI 6/17/2026 (1)
USD 27,713 MXN 500,042 JPMC 6/17/2026 –
(a)
USD 459,245 NOK 4,500,000 CITI 6/17/2026 (5,192)
USD 459,246 NOK 4,500,000 JPMC 6/17/2026 (5,191)
USD 327,768 PHP 20,000,000 CITI
**
6/17/2026 (576)
USD 327,769 PHP 20,000,000 JPMC
**
6/17/2026 (576)
USD 52,554 SEK 500,000 CITI 6/17/2026 (468)
USD 52,555 SEK 500,000 JPMC 6/17/2026 (468)
USD 124,363 TWD 4,000,000 CITI
**
6/17/2026 (103)
USD 124,363 TWD 4,000,000 JPMC
**
6/17/2026 (103)
USD 2,658,988 ZAR 45,500,000 CITI 6/17/2026 (14,309)
USD 2,658,993 ZAR 45,500,000 JPMC 6/17/2026 (14,304)
ZAR 49,613,991 USD 3,045,790 CITI 6/17/2026 (130,781)
ZAR 49,511,009 USD 3,039,620 JPMC 6/17/2026 (130,661)
Total unrealized depreciation (3,406,784)
Net unrealized depreciation $ (268,836)
** Non-deliverable forward foreign currency exchange contracts.
(a) Represents less than $0.5.

AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
Total return basket swap contracts outstanding as of March 31, 2026:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of short
equity positions and pays
or receives the HIBOR
plus or minus a specified
spread (-0.30%), which is
denominated in HKD based
on the local currencies of the
positions within the swap.
25 months
maturity
04/25/2028
$546 $31 $– $31

Schedule of Investments
AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
March 31, 2026 (Unaudited)
Abbreviations
ADR - American Depositary Receipt
CHESS - Clearing House Electronic Subregister System Depository Interest
CVA - Dutch Certification
CVR - Contingent Value Rights
OYJ - Public Limited Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
SPDR - Standard & Poor's Depositary Receipts
Currencies
AUD - Australian dollar
BRL - Brazilian real
CAD - Canadian dollar
CHF - Swiss franc
CLP - Chilean peso
CNY - Chinese renminbi
COP - Colombian peso
CZK - Czech Republic koruna
DKK - Danish krone
EUR - Euro
GBP - British pound
HKD - Hong Kong dollar
HUF - Hungarian forint
IDR - Indonesian rupiah
ILS - Israeli shekel
INR - Indian rupee
JPY - Japanese yen
KRW - Korean won
MXN - Mexican peso
MYR - Malaysian ringgit
NOK - Norwegian krone
NZD - New Zealand dollar
PEN - Peruvian Nuevo sol
PHP - Philippine peso
PLN - Poland zloty
SEK - Swedish krona
SGD - Singapore dollar
THB - Thai baht
TWD - New Taiwan dollar
USD - United States dollar
ZAR - South African rand
The following abbreviations are used for counterparty descriptions:
BANA - Bank of America, NA
BNPP - BNP Paribas SA
CITI - Citibank NA
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
MLIN - Merrill Lynch International
MSCS - Morgan Stanley Capital Services LLC
MSIP - Morgan Stanley & Co. International plc

Schedule of Investments
AQR Funds | N-PORT Part F | March 2026
See notes to Schedule of Investments.
March 31, 2026 (Unaudited)
The following reference rates, and their values as of period end, are used for security descriptions:
1 Month Stockholm Interbank Offered Rate (“STIBOR”): 1.98%
Australian Bank-Bill Reference Rate (“BBR”): 4.06%
Australian Overnight Indexed Swap Rate (“AOISR”): 4.10%
Brazilian Interbank Certificate of Deposit (“CDI”): 14.65%
Canadian Overnight Repo Rate Average (“CORRA”): 2.27%
Euro Short-Term Rate (“ESTR”): 1.93%
Federal Funds Floating Rate: 3.64%
Hong Kong Interbank Offered Rate (“HIBOR”): 2.24%
Hong Kong Overnight Index Average (“HONIX”): 2.62%
Johannesburg Interbank Agreed Rate (“JIBAR”): 6.68%
Mexico Equilibrium Interbank Interest Rate (“TIIE”): 7.06%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 6.94%
Norwegian Overnight Weighted Average (“NOWA”): 4.00%
Overnight Bank Funding Rate (“OBFR”): 3.64%
Shekel Interbank Offered Rate (“SHIRON”): 4.00%
Singapore Overnight Rate Average (“SORA”): 1.00%
South African Overnight Index (“ZARONIA”): 6.60%
Sterling Overnight Index Average (“SONIA”): 3.73%
Swiss Average Rate Overnight (“SARON”): -0.07%
Tokyo Overnight Average Rate (“TONAR”): 0.73%
Warsaw Interbank Offered Rate (“WIBOR”): 3.71%

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | March 2026
March 31, 2026 (Unaudited)
The Consolidated Schedules of Investments of the AQR Alternative Risk Premia Fund, AQR CVX Fusion Fund, AQR Macro Opportunities Fund,
AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy
Fund, AQR Style Premia Alternative Fund and AQR Trend Total Return Fund (collectively, the “Consolidated Funds”) include the accounts of the AQR
Alternative Risk Premia Offshore Fund Ltd., AQR CVX Fusion Offshore Fund Ltd., AQR Macro Opportunities Offshore Fund Ltd., AQR Managed
Futures Strategy Offshore Fund Ltd., AQR Managed Futures Strategy HV Offshore Fund Ltd., AQR Multi-Asset Offshore Fund Ltd., AQR Risk-
Balanced Commodities Strategy Offshore Fund Ltd., AQR Style Premia Alternative Offshore Fund Ltd. and AQR Trend Total Return Offshore Fund Ltd.,
respectively, which are wholly-owned and controlled subsidiaries (collectively, the “Subsidiaries”). Subsequent references to the Funds collectively refer to the Consolidated Funds and their Subsidiaries.
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized into three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume or level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
Investments classified as Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach is generally based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market, and/or other risk factors.
Level 3 investments may also be adjusted to reflect illiquidity and/or lack of marketability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments:
AQR ALTERNATIVE RISK PREMIA FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 545,832,240 $ 281,446,002 $ – $ 827,278,242
Preferred Stocks
†
.............................. – 91,849 – 91,849
Rights
†
...................................... – 1 –
(a)
1
Warrants
†
.................................... – – –
(a)
–
(a)
Investment Companies ......................... 181,776,188 – – 181,776,188
U.S. Treasury Obligations ....................... – 77,548,900 – 77,548,900
Purchased Options ............................ – 1,591,383 – 1,591,383
Interest Rate Swap Contracts * .................... – 2,682,591 – 2,682,591
Total Return Swap Contracts * ..................... – 87,371 – 87,371
Futures Contracts * ............................. 9,634,588 – – 9,634,588
Forward Foreign Currency Exchange Contracts * ...... – 12,901,738 – 12,901,738
Total Assets $ 737,243,016 $ 376,349,835 $ –
(a)
$ 1,113,592,851
– – – –

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | March 2026
March 31, 2026 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (537,768,715) $ (256,990,195) $ – $ (794,758,910)
Preferred Stocks (Sold Short)
†
.................... – (2,416,101) – (2,416,101)
Written Option Contracts (Premium-Style) ........... – (180,856) – (180,856)
Interest Rate Swap Contracts * .................... – (4,356,215) – (4,356,215)
Total Return Swap Contracts * ..................... – (470,854) – (470,854)
Futures Contracts * ............................. (12,482,914) – – (12,482,914)
Forward Foreign Currency Exchange Contracts * ...... – (10,618,895) – (10,618,895)
Total Liabilities $ (550,251,629) $ (275,033,116) $ – $ (825,284,745)
AQR CVX FUSION FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 12,857,835 $ 5,833,015 $ – $ 18,690,850
Preferred Stocks
†
.............................. – 52,169 – 52,169
Rights
†
...................................... – –
(a)
– –
(a)
Investment Companies ......................... 12,656,442 – – 12,656,442
U.S. Treasury Obligations ....................... – 11,424,479 – 11,424,479
Purchased Options ............................ – 94,187 – 94,187
Credit Default Swap Contracts * ................... – 4,663 – 4,663
Interest Rate Swap Contracts * .................... – 160,187 – 160,187
Total Return Swap Contracts * ..................... – 3,253 – 3,253
Futures Contracts * ............................. 346,560 – – 346,560
Forward Foreign Currency Exchange Contracts * ...... – 357,840 – 357,840
Total Assets $ 25,860,837 $ 17,929,793 $ – $ 43,790,630
– – – –
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (13,795,278) $ (7,020,712) $ – $ (20,815,990)
Preferred Stocks (Sold Short)
†
.................... – (38,515) – (38,515)
Written Option Contracts (Premium-Style) ........... – (10,961) – (10,961)
Credit Default Swap Contracts * ................... – (4,378) – (4,378)
Interest Rate Swap Contracts * .................... – (153,908) – (153,908)
Total Return Swap Contracts * ..................... – (2,116) – (2,116)
Futures Contracts * ............................. (797,328) – – (797,328)
Forward Foreign Currency Exchange Contracts * ...... – (373,531) – (373,531)
Total Liabilities $ (14,592,606) $ (7,604,121) $ – $ (22,196,727)
AQR DIVERSIFIED ARBITRAGE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks .............................. $ 186,564,135 $ 12,371,247 $ 12,286,813 $ 211,222,195
Closed-End Funds ............................. – 6,624 – 6,624
Corporate Bonds .............................. – 76,515,875 125,629 76,641,504
Convertible Bonds ............................. – 677,233,901 – 677,233,901
Rights ...................................... 101,494 171,419 65,188 338,101
Warrants .................................... 274,114 277,914 852,956 1,404,984
Securities in Litigation .......................... – – –
(a)
–
(a)
Units ....................................... 11,954,290 65,874 3,377,285 15,397,449
Investment Companies ......................... 718,841,810 – – 718,841,810
U.S. Treasury Obligations ....................... – 701,280,468 – 701,280,468
Futures Contracts * ............................. 2,787,857 – – 2,787,857
Forward Foreign Currency Exchange Contracts * ...... – 2,517,144 – 2,517,144
Total Return Basket Swap Contracts * ............... – 11,371,366 – 11,371,366
Total Assets $ 920,523,700 $ 1,481,811,832 $ 16,707,871 $ 2,419,043,403
– – – –
LIABILITIES
Common Stocks (Sold Short) ..................... $ (229,300,638) $ (27,137,467) $ – $ (256,438,105)
Exchange Traded Funds (Sold Short) ............... (1,214,840) – – (1,214,840)
Credit Default Swap Contracts * ................... – (387,833) – (387,833)
Futures Contracts * ............................. (24,301) – – (24,301)
Forward Foreign Currency Exchange Contracts * ...... – (512,498) – (512,498)
Total Return Basket Swap Contracts * ............... – (11,707,773) – (11,707,773)
Total Liabilities $ (230,539,779) $ (39,745,571) $ – $ (270,285,350)

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | March 2026
March 31, 2026 (Unaudited)
AQR DIVERSIFYING STRATEGIES FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Investment Companies ......................... $ 6,924,443,058 $ – $ – $ 6,924,443,058
Total Assets $ 6,924,443,058 $ – $ – $ 6,924,443,058
– – – –
AQR EQUITY MARKET NEUTRAL FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 3,914,333,250 $ 2,528,858,830 $ – $ 6,443,192,080
Preferred Stocks
†
.............................. – 2,170,033 – 2,170,033
Rights
†
...................................... – 26 – 26
Investment Companies ......................... 807,623,324 – – 807,623,324
U.S. Treasury Obligations ....................... – 993,752,515 – 993,752,515
Forward Foreign Currency Exchange Contracts * ...... – 6,257,018 – 6,257,018
Total Return Basket Swap Contracts * ............... – 21 – 21
Total Assets $ 4,721,956,574 $ 3,531,038,443 $ – $ 8,252,995,017
– – – –
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (3,855,200,318) $ (2,195,220,967) $ – $ (6,050,421,285)
Preferred Stocks (Sold Short)
†
.................... – (25,223,075) – (25,223,075)
Forward Foreign Currency Exchange Contracts * ...... – (899,111) – (899,111)
Total Liabilities $ (3,855,200,318) $ (2,221,343,153) $ – $ (6,076,543,471)
AQR LONG-SHORT EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 10,244,105,121 $ 6,149,079,253 $ – $ 16,393,184,374
Investment Companies ......................... 1,904,011,827 – – 1,904,011,827
U.S. Treasury Obligations ....................... – 2,296,298,440 – 2,296,298,440
Total Return Swap Contracts * ..................... – 26,382 – 26,382
Futures Contracts * ............................. 1,189,010 – – 1,189,010
Forward Foreign Currency Exchange Contracts * ...... – 17,299,969 – 17,299,969
Total Return Basket Swap Contracts * ............... – – –
(a)
–
(a)
Total Assets $ 12,149,305,958 $ 8,462,704,044 $ –
(a)
$ 20,612,010,002
– – – –
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (10,194,514,090) $ (5,568,608,294) $ – $ (15,763,122,384)
Preferred Stocks (Sold Short)
†
.................... – (73,264,089) – (73,264,089)
Rights (Sold Short)
†
............................ – – –
(a)
–
(a)
Total Return Swap Contracts * ..................... – (7,623,879) – (7,623,879)
Futures Contracts * ............................. (54,520,431) – – (54,520,431)
Forward Foreign Currency Exchange Contracts * ...... – (26,150,463) – (26,150,463)
Total Liabilities $ (10,249,034,521) $ (5,675,646,725) $ –
(a)
$ (15,924,681,246)
AQR LSE FUSION FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 32,184,671 $ 21,579,307 $ – $ 53,763,978
Rights
†
...................................... – –
(a)
– –
(a)
Investment Companies ......................... 9,980,765 – – 9,980,765
U.S. Treasury Obligations ....................... – 2,955,662 – 2,955,662
Forward Foreign Currency Exchange Contracts * ...... – 68,682 – 68,682
Total Assets $ 42,165,436 $ 24,603,651 $ – $ 66,769,087
– – – –
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (30,310,617) $ (18,918,326) $ – $ (49,228,943)
Preferred Stocks (Sold Short)
†
.................... – (209,547) – (209,547)
Rights (Sold Short)
†
............................ – – –
(a)
–
(a)
Futures Contracts * ............................. (303,068) – – (303,068)
Forward Foreign Currency Exchange Contracts * ...... – (9,390) – (9,390)
Total Liabilities $ (30,613,685) $ (19,137,263) $ –
(a)
$ (49,750,948)

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | March 2026
March 31, 2026 (Unaudited)
AQR MACRO OPPORTUNITIES FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks .............................. $ 48,604,189 $ – $ – $ 48,604,189
Investment Companies ......................... 399,638,516 – – 399,638,516
U.S. Treasury Obligations ....................... – 352,795,059 – 352,795,059
Purchased Options ............................ – 2,652,180 – 2,652,180
Credit Default Swap Contracts * ................... – 1,847,193 – 1,847,193
Interest Rate Swap Contracts * .................... – 29,217,386 – 29,217,386
Total Return Swap Contracts * ..................... – 1,089,720 – 1,089,720
Futures Contracts * ............................. 21,980,183 – – 21,980,183
Forward Foreign Currency Exchange Contracts * ...... – 27,401,536 – 27,401,536
Total Assets $ 470,222,888 $ 415,003,074 $ – $ 885,225,962
– – – –
LIABILITIES
Written Option Contracts (Premium-Style) ........... $ – $ (301,427) $ – $ (301,427)
Reverse Repurchase Agreements ................. – (12,315,500) – (12,315,500)
Credit Default Swap Contracts * ................... – (1,106,393) – (1,106,393)
Interest Rate Swap Contracts * .................... – (38,763,871) – (38,763,871)
Total Return Swap Contracts * ..................... – (1,700,867) – (1,700,867)
Futures Contracts * ............................. (16,967,112) – – (16,967,112)
Forward Foreign Currency Exchange Contracts * ...... – (26,814,188) – (26,814,188)
Total Liabilities $ (16,967,112) $ (81,002,246) $ – $ (97,969,358)
AQR MANAGED FUTURES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks .............................. $ 1,838,745,685 $ 958,866,765 $ – $ 2,797,612,450
Preferred Stocks .............................. – 3,142,548 – 3,142,548
Rights ...................................... – 30 – 30
Investment Companies ......................... 727,382,552 – – 727,382,552
U.S. Treasury Obligations ....................... – 1,639,528,061 – 1,639,528,061
Purchased Options ............................ – 9,756,878 – 9,756,878
Credit Default Swap Contracts * ................... – 1,128,147 – 1,128,147
Interest Rate Swap Contracts * .................... – 38,286,466 – 38,286,466
Total Return Swap Contracts * ..................... – 640,864 – 640,864
Futures Contracts * ............................. 57,610,643 – – 57,610,643
Forward Foreign Currency Exchange Contracts * ...... – 48,180,176 – 48,180,176
Total Assets $ 2,623,738,880 $ 2,699,529,935 $ – $ 5,323,268,815
– – – –
LIABILITIES
Common Stocks (Sold Short) ..................... $ (1,890,729,484) $ (1,002,644,192) $ – $ (2,893,373,676)
Preferred Stocks (Sold Short) ..................... – (10,007,082) – (10,007,082)
Written Option Contracts (Premium-Style) ........... – (1,090,618) – (1,090,618)
Credit Default Swap Contracts * ................... – (751,123) – (751,123)
Interest Rate Swap Contracts * .................... – (21,676,159) – (21,676,159)
Total Return Swap Contracts * ..................... – (1,038,173) – (1,038,173)
Futures Contracts * ............................. (15,804,049) – – (15,804,049)
Forward Foreign Currency Exchange Contracts * ...... – (49,212,287) – (49,212,287)
Total Liabilities $ (1,906,533,533) $ (1,086,419,634) $ – $ (2,992,953,167)

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | March 2026
March 31, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 1,084,213,624 $ 541,411,598 $ – $ 1,625,625,222
Preferred Stocks
†
.............................. – 4,433,256 – 4,433,256
Rights
†
...................................... – 11 – 11
Investment Companies ......................... 266,308,839 – – 266,308,839
U.S. Treasury Obligations ....................... – 549,410,371 – 549,410,371
Purchased Options ............................ – 5,523,263 – 5,523,263
Credit Default Swap Contracts * ................... – 700,137 – 700,137
Interest Rate Swap Contracts * .................... – 23,989,813 – 23,989,813
Total Return Swap Contracts * ..................... – 389,978 – 389,978
Futures Contracts * ............................. 35,321,906 – – 35,321,906
Forward Foreign Currency Exchange Contracts * ...... – 27,647,530 – 27,647,530
Total Return Basket Swap Contracts * ............... – – –
(a)
–
(a)
Total Assets $ 1,385,844,369 $ 1,153,505,957 $ –
(a)
$ 2,539,350,326
– – – –
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (1,098,683,858) $ (583,398,921) $ – $ (1,682,082,779)
Preferred Stocks (Sold Short)
†
.................... – (5,955,126) – (5,955,126)
Rights (Sold Short)
†
............................ – – –
(a)
–
(a)
Written Option Contracts (Premium-Style) ........... – (624,776) – (624,776)
Credit Default Swap Contracts * ................... – (436,279) – (436,279)
Interest Rate Swap Contracts * .................... – (13,412,494) – (13,412,494)
Total Return Swap Contracts * ..................... – (646,651) – (646,651)
Futures Contracts * ............................. (9,682,589) – – (9,682,589)
Forward Foreign Currency Exchange Contracts * ...... – (30,435,304) – (30,435,304)
Total Liabilities $ (1,108,366,447) $ (634,909,551) $ –
(a)
$ (1,743,275,998)
AQR MS FUSION FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 25,249,706 $ 14,879,847 $ – $ 40,129,553
Rights
†
...................................... – –
(a)
– –
(a)
Investment Companies ......................... 6,598,770 – – 6,598,770
U.S. Treasury Obligations ....................... – 8,218,485 – 8,218,485
Purchased Options ............................ – 48,542 – 48,542
Credit Default Swap Contracts * ................... – 1,513 – 1,513
Interest Rate Swap Contracts * .................... – 251,792 – 251,792
Total Return Swap Contracts * ..................... – 7,504 – 7,504
Futures Contracts * ............................. 71,119 – – 71,119
Forward Foreign Currency Exchange Contracts * ...... – 387,154 – 387,154
Total Assets $ 31,919,595 $ 23,794,837 $ – $ 55,714,432
– – – –
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (25,093,720) $ (14,200,310) $ – $ (39,294,030)
Preferred Stocks (Sold Short)
†
.................... – (167,688) – (167,688)
Rights (Sold Short)
†
............................ – – –
(a)
–
(a)
Written Option Contracts (Premium-Style) ........... – (5,480) – (5,480)
Reverse Repurchase Agreements ................. – (200,250) – (200,250)
Credit Default Swap Contracts * ................... – (2,529) – (2,529)
Interest Rate Swap Contracts * .................... – (495,352) – (495,352)
Total Return Swap Contracts * ..................... – (14,237) – (14,237)
Futures Contracts * ............................. (452,736) – – (452,736)
Forward Foreign Currency Exchange Contracts * ...... – (344,602) – (344,602)
Total Liabilities $ (25,546,456) $ (15,430,448) $ –
(a)
$ (40,976,904)

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | March 2026
March 31, 2026 (Unaudited)
AQR MS FUSION HV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 101,051,174 $ 56,326,927 $ – $ 157,378,101
Preferred Stocks
†
.............................. – 102,395 – 102,395
Rights
†
...................................... – 2 – 2
Investment Companies ......................... 15,614,328 – – 15,614,328
U.S. Treasury Obligations ....................... – 20,060,682 – 20,060,682
Purchased Options ............................ – 184,566 – 184,566
Credit Default Swap Contracts * ................... – 13,238 – 13,238
Interest Rate Swap Contracts * .................... – 1,383,622 – 1,383,622
Total Return Swap Contracts * ..................... – 53,060 – 53,060
Futures Contracts * ............................. 397,651 – – 397,651
Forward Foreign Currency Exchange Contracts * ...... – 1,986,282 – 1,986,282
Total Assets $ 117,063,153 $ 80,110,774 $ – $ 197,173,927
– – – –
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (100,501,351) $ (53,555,912) $ – $ (154,057,263)
Preferred Stocks (Sold Short)
†
.................... – (540,652) – (540,652)
Rights (Sold Short)
†
............................ – – –
(a)
–
(a)
Written Option Contracts (Premium-Style) ........... – (21,922) – (21,922)
Reverse Repurchase Agreements ................. – (1,001,250) – (1,001,250)
Credit Default Swap Contracts * ................... – (6,463) – (6,463)
Interest Rate Swap Contracts * .................... – (2,669,573) – (2,669,573)
Total Return Swap Contracts * ..................... – (81,484) – (81,484)
Futures Contracts * ............................. (1,487,928) – – (1,487,928)
Forward Foreign Currency Exchange Contracts * ...... – (1,881,768) – (1,881,768)
Total Liabilities $ (101,989,279) $ (59,759,024) $ –
(a)
$ (161,748,303)
AQR MULTI-ASSET FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 855,018,022 $ 297,931,591 $ –
(a)
$ 1,152,949,613
Preferred Stocks
†
.............................. – 369,481 – 369,481
Foreign Government Securities ................... – 236,235,712 – 236,235,712
Investment Companies ......................... 505,799,809 – – 505,799,809
U.S. Treasury Obligations ....................... – 523,723,323 – 523,723,323
Total Return Swap Contracts * ..................... – 3,165,036 – 3,165,036
Futures Contracts * ............................. 25,395,420 – – 25,395,420
Forward Foreign Currency Exchange Contracts * ...... – 44,238,307 – 44,238,307
Total Assets $ 1,386,213,251 $ 1,105,663,450 $ –
(a)
$ 2,491,876,701
– – – –
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (189,605,700) $ (76,905,536) $ – $ (266,511,236)
Preferred Stocks (Sold Short)
†
.................... – (2,352,093) – (2,352,093)
Warrants (Sold Short)
†
.......................... – – –
(a)
–
(a)
Total Return Swap Contracts * ..................... – (4,506,624) – (4,506,624)
Futures Contracts * ............................. (62,148,366) – – (62,148,366)
Forward Foreign Currency Exchange Contracts * ...... – (34,378,442) – (34,378,442)
Total Liabilities $ (251,754,066) $ (118,142,695) $ –
(a)
$ (369,896,761)
AQR RISK-BALANCED COMMODITIES STRATEGY
FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Investment Companies ......................... $ 860,479,852 $ – $ – $ 860,479,852
U.S. Treasury Obligations ....................... – 717,021,234 – 717,021,234
Total Return Swap Contracts * ..................... – 17,468,685 – 17,468,685
Futures Contracts * ............................. 57,314,487 – – 57,314,487
Total Assets $ 917,794,339 $ 734,489,919 $ – $ 1,652,284,258
– – – –
LIABILITIES
Total Return Swap Contracts * ..................... $ – $ (911,148) $ – $ (911,148)
Futures Contracts * ............................. (44,518,206) – – (44,518,206)
Total Liabilities $ (44,518,206) $ (911,148) $ – $ (45,429,354)

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | March 2026
March 31, 2026 (Unaudited)
Transfers to or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
AQR STYLE PREMIA ALTERNATIVE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 2,351,712,451 $ 1,373,973,609 $ – $ 3,725,686,060
Rights
†
...................................... – 27 – 27
Investment Companies ......................... 609,421,539 – – 609,421,539
U.S. Treasury Obligations ....................... – 459,396,781 – 459,396,781
Purchased Options ............................ – 7,463,140 – 7,463,140
Interest Rate Swap Contracts * .................... – 17,361,141 – 17,361,141
Total Return Swap Contracts * ..................... – 1,923,922 – 1,923,922
Futures Contracts * ............................. 43,124,862 – – 43,124,862
Forward Foreign Currency Exchange Contracts * ...... – 80,302,879 – 80,302,879
Total Return Basket Swap Contracts * ............... – 1,382,069 –
(a)
1,382,069
Total Assets $ 3,004,258,852 $ 1,941,803,568 $ –
(a)
$ 4,946,062,420
– – – –
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (2,234,014,585) $ (1,139,410,800) $ – $ (3,373,425,385)
Preferred Stocks (Sold Short)
†
.................... – (14,095,972) – (14,095,972)
Written Option Contracts (Premium-Style) ........... – (838,515) – (838,515)
Interest Rate Swap Contracts * .................... – (29,590,671) – (29,590,671)
Total Return Swap Contracts * ..................... – (3,738,725) – (3,738,725)
Futures Contracts * ............................. (47,376,024) – – (47,376,024)
Forward Foreign Currency Exchange Contracts * ...... – (62,004,090) – (62,004,090)
Total Return Basket Swap Contracts * ............... – (937,464) – (937,464)
Total Liabilities $ (2,281,390,609) $ (1,250,616,237) $ – $ (3,532,006,846)
AQR TREND TOTAL RETURN FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks .............................. $ 134,164,638 $ 64,404,112 $ – $ 198,568,750
Preferred Stocks .............................. – 501,745 – 501,745
Rights ...................................... – 1 – 1
Investment Companies ......................... 112,580,794 – – 112,580,794
U.S. Treasury Obligations ....................... – 58,700,739 – 58,700,739
Purchased Options ............................ – 427,923 – 427,923
Credit Default Swap Contracts * ................... – 77,667 – 77,667
Interest Rate Swap Contracts * .................... – 1,739,473 – 1,739,473
Total Return Swap Contracts * ..................... – 45,651 – 45,651
Futures Contracts * ............................. 3,829,310 – – 3,829,310
Forward Foreign Currency Exchange Contracts * ...... – 3,137,948 – 3,137,948
Total Return Basket Swap Contracts * ............... – 31 – 31
Total Assets $ 250,574,742 $ 129,035,290 $ – $ 379,610,032
– – – –
LIABILITIES
Common Stocks (Sold Short) ..................... $ (136,254,962) $ (69,326,378) $ – $ (205,581,340)
Preferred Stocks (Sold Short) ..................... – (641,973) – (641,973)
Written Option Contracts (Premium-Style) ........... – (49,324) – (49,324)
Credit Default Swap Contracts * ................... – (44,142) – (44,142)
Interest Rate Swap Contracts * .................... – (1,458,000) – (1,458,000)
Total Return Swap Contracts * ..................... – (39,622) – (39,622)
Futures Contracts * ............................. (3,339,380) – – (3,339,380)
Forward Foreign Currency Exchange Contracts * ...... – (3,406,784) – (3,406,784)
Total Liabilities $ (139,594,342) $ (74,966,223) $ – $ (214,560,565)
*
Derivative instruments, including total return swap, futures and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation (depreciation) of the instrument on the Funds’ Schedules of Investments. Credit default swaps, interest rate swaps and total return basket swap contracts are reported at market value.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Securities have zero value.

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | March 2026
March 31, 2026 (Unaudited)
The following table includes a rollforward of the balances of investments classified within Level 3 of the fair value hierarchy for the period for each Fund that held Level 3 securities that were considered quantitatively significant:
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Securities classified as Level 3 in the Schedules of Investments of the AQR Alternative Risk Premia Fund, AQR Long-Short Equity Fund, AQR LSE
Fusion Fund, AQR Managed Futures Strategy HV Fund, AQR MS Fusion Fund, AQR MS Fusion HV Fund, AQR Multi-Asset Fund and AQR Style Premia
Alternative Fund are considered quantitatively insignificant for additional disclosure.
For more information on the Funds’ policy regarding the valuation of investments and other significant accounting policies, please refer to the notes to the financial statements as disclosed in the most recent semi-annual and annual reports.
Subsequent Events
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events.
AQR DIVERSIFIED ARBITRAGE FUND
COMMON
STOCKS
CORPORATE
BONDS RIGHTS WARRANTS
SECURITIES
IN
LITIGATION UNITS
Balance as of December 31, 2025 ................ $ 11,821,321 $ 125,629 $ 30,944 $ 842,708 $ –
(a)
$ 2,877,281
Accrued discounts/(premiums) ................... – – – – – –
Realized gain/(loss) ........................... (25,356,123) – – 11,486 – –
Change in unrealized appreciation/(depreciation) ...... 25,817,241 – 34,244 (84,175) – –
Purchases
1
.................................. 5,132 – – 255,867 – 578,184
Sales
2
...................................... (145) – – (66,437) – –
Transfers into Level 3 .......................... – – – 4,644 – –
Transfers out of Level 3 ......................... (613) – – (111,137) – (78,180)
Balance as of March 31, 2026 ................... $ 12,286,813 $ 125,629 $ 65,188 $ 852,956 $ –
(a)
$ 3,377,285
Change in Unrealized appreciation/(depreciation) for
the securities still held at March 31, 2026 ....... $ 461,119 $ – $ 34,244 $ (83,331) $ – $ –
1
Purchases include all purchases of securities and securities received in corporate actions.
2
Sales include all sales of securities, maturities, pay downs and securities tendered in a corporate action.
(a)
Securities have zero value.